                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811-3258
                                   ---------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    1299 Ocean Avenue, Santa Monica, CA 90401
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
                    1299 Ocean Avenue, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-395-8005

Date of fiscal year end:   November 30

Date of reporting period:  November 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.


VA SMALL VALUE PORTFOLIO
VA LARGE VALUE PORTFOLIO
VA INTERNATIONAL VALUE PORTFOLIO
VA INTERNATIONAL SMALL PORTFOLIO
VA SHORT-TERM FIXED PORTFOLIO
VA GLOBAL BOND PORTFOLIO


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2005

DIMENSIONAL INVESTING

Dimensional Fund Advisors strives to deliver the returns of capital markets and add value through resourceful trading. The firm departs from the rules and rigidity of traditional indexing and avoids the futile and cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

On the firm's twenty-fifth anniversary, it pays to look back at the performance of asset classes over a variety of different climates. Through good times and bad, clients who stayed the course not only captured asset class returns across the spectrum but in many cases added value over traditional indexes through Dimensional's engineering and trading infrastructure.

A look through our annual reports gives you a sense of the breadth of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Academic research has documented that, over the long term, small cap stocks outperform large cap stocks and that value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return trade-offs. The portfolios are diversified and painstakingly designed to work together in your total investment plan.

DIMENSIONAL'S INVESTMENT STRATEGIES

$84 Billion in Assets Under Management Worldwide as of November 30, 2005

CORE EQUITY

US Core Equity
International Core Equity
Emerging Markets Core Equity

SMALL CAP

US Micro Cap
US Small Cap
International Small Cap
Emerging Markets Small Cap

VALUE

US Small Cap Value
US Large Cap Value
International Small Cap Value
International Value
Emerging Markets Value

TAX-MANAGED

US Small Cap
US Small Cap Value
US Equity
US Marketwide Value
International Value

FIXED INCOME

One-year
Two-Year Global
Five-Year Government
Five-Year Global
Intermediate Government
Short-Term Municipal

We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

[DIMENSIONAL LOGO]

Dimensional Fund Advisors Inc. is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For this and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors Inc. collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

Dimensional Investing

                                                                              PAGE
                                                                             ------
Performance Charts                                                                1

Management's Discussion and Analysis                                              3

Definitions of Abbreviations and Footnotes                                        8

Disclosure of Fund Expenses                                                       9

Disclosure of Portfolio Holdings                                                 11

Schedules of Investments
    VA Small Value Portfolio                                                     13
    VA Large Value Portfolio                                                     23
    VA International Value Portfolio                                             25
    VA International Small Portfolio                                             31
    VA Short-Term Fixed Portfolio                                                46
    VA Global Bond Portfolio                                                     48

Statements of Assets and Liabilities                                             50

Statements of Operations                                                         52

Statements of Changes in Net Assets                                              54

Financial Highlights                                                             57

Notes to Financial Statements                                                    60

Report of Independent Registered Public Accounting Firm                          68

Fund Management                                                                  69

Voting Proxies on Fund Portfolio Securities                                      76

Notice to Shareholders                                                           77

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

VA SMALL VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

DATE                       VA SMALL VALUE PORTFOLIO     RUSSELL 2000 VALUE INDEX
11/30/1995                                    10000                        10000
12/31/1995                                    10162                        10310
 1/31/1996                                    10079                        10378
 2/29/1996                                    10307                        10541
 3/31/1996                                    10658                        10762
 4/30/1996                                    11165                        11056
 5/31/1996                                    11661                        11336
 6/30/1996                                    11392                        11202
 7/31/1996                                    10679                        10606
 8/31/1996                                    11103                        11066
 9/30/1996                                    11444                        11369
10/31/1996                                    11547                        11500
11/30/1996                                    12147                        12119
12/31/1996                                    12403                        12513
 1/31/1997                                    12675                        12706
 2/28/1997                                    12696                        12826
 3/31/1997                                    12362                        12483
 4/30/1997                                    12341                        12666
 5/31/1997                                    13564                        13674
 6/30/1997                                    14391                        14366
 7/31/1997                                    15238                        14970
 8/31/1997                                    15740                        15208
 9/30/1997                                    17016                        16219
10/31/1997                                    16367                        15778
11/30/1997                                    16158                        15951
12/31/1997                                    16180                        16492
 1/31/1998                                    16056                        16194
 2/28/1998                                    17274                        17173
 3/31/1998                                    17918                        17871
 4/30/1998                                    18324                        17958
 5/31/1998                                    17579                        17323
 6/30/1998                                    17195                        17224
 7/31/1998                                    15898                        15875
 8/31/1998                                    13043                        13389
 9/30/1998                                    13461                        14146
10/31/1998                                    14002                        14566
11/30/1998                                    14792                        14960
12/31/1998                                    15111                        15430
 1/31/1999                                    15284                        15080
 2/28/1999                                    14020                        14050
 3/31/1999                                    13698                        13935
 4/30/1999                                    15148                        15207
 5/31/1999                                    15867                        15674
 6/30/1999                                    16797                        16241
 7/31/1999                                    16648                        15856
 8/31/1999                                    16202                        15276
 9/30/1999                                    15805                        14971
10/31/1999                                    15111                        14671
11/30/1999                                    15842                        14747
12/31/1999                                    16599                        15200
 1/31/2000                                    16339                        14803
 2/29/2000                                    17090                        15708
 3/31/2000                                    17627                        15782
 4/30/2000                                    17259                        15875
 5/31/2000                                    16691                        15632
 6/30/2000                                    16983                        16088
 7/31/2000                                    17228                        16624
 8/31/2000                                    18226                        17367
 9/30/2000                                    17949                        17268
10/31/2000                                    17566                        17206
11/30/2000                                    16891                        16855
12/31/2000                                    18255                        18665
 1/31/2001                                    20162                        19181
 2/28/2001                                    19959                        19154
 3/31/2001                                    19440                        18847
 4/30/2001                                    20570                        19720
 5/31/2001                                    21810                        20227
 6/30/2001                                    22588                        21040
 7/31/2001                                    22384                        20568
 8/31/2001                                    22051                        20496
 9/30/2001                                    18940                        18234
10/31/2001                                    19662                        18710
11/30/2001                                    21199                        20055
12/31/2001                                    22618                        21282
 1/31/2002                                    22835                        21565
 2/28/2002                                    22736                        21697
 3/31/2002                                    24869                        23322
 4/30/2002                                    25857                        24143
 5/31/2002                                    24988                        23344
 6/30/2002                                    24237                        22828
 7/31/2002                                    20484                        19436
 8/31/2002                                    20168                        19350
 9/30/2002                                    18450                        17968
10/31/2002                                    19062                        18238
11/30/2002                                    21393                        19693
12/31/2002                                    20193                        18852
 1/31/2003                                    19532                        18321
 2/28/2003                                    18743                        17705
 3/31/2003                                    18722                        17895
 4/30/2003                                    20982                        19595
 5/31/2003                                    23946                        21595
 6/30/2003                                    24692                        21960
 7/31/2003                                    26569                        23056
 8/31/2003                                    28211                        23932
 9/30/2003                                    27955                        23657
10/31/2003                                    30770                        25585
11/30/2003                                    32028                        26567
12/31/2003                                    33554                        27529
 1/31/2004                                    35462                        28482
 2/29/2004                                    35815                        29034
 3/31/2004                                    36098                        29435
 4/30/2004                                    34708                        27913
 5/31/2004                                    34944                        28251
 6/30/2004                                    36969                        29686
 7/31/2004                                    34802                        28320
 8/31/2004                                    34379                        28598
 9/30/2004                                    36027                        29730
10/31/2004                                    36357                        30191
11/30/2004                                    39912                        32869
12/31/2004                                    41317                        33655
 1/31/2005                                    39680                        32352
 2/28/2005                                    40631                        32996
 3/31/2005                                    39812                        32316
 4/30/2005                                    36882                        30649
 5/31/2005                                    39311                        32518
 6/30/2005                                    40974                        33956
 7/31/2005                                    43799                        35888
 8/31/2005                                    43007                        35064
 9/30/2005                                    43139                        35006
10/31/2005                                    41872                        34127
11/30/2005                                    43746                        35512

AVERAGE ANNUAL           ONE              FIVE               TEN
TOTAL RETURN             YEAR             YEARS             YEARS
------------------------------------------------------------------
                         9.61%            20.96%            15.90%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

VA LARGE VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

DATE                       VA LARGE VALUE PORTFOLIO     RUSSELL 1000 VALUE INDEX
11/30/1995                                    10000                        10000
12/31/1995                                    10075                        10251
 1/31/1996                                    10324                        10571
 2/29/1996                                    10421                        10651
 3/31/1996                                    10805                        10832
 4/30/1996                                    10965                        10873
 5/31/1996                                    11161                        11009
 6/30/1996                                    10836                        11018
 7/31/1996                                    10373                        10602
 8/31/1996                                    10756                        10905
 9/30/1996                                    10944                        11339
10/31/1996                                    11293                        11778
11/30/1996                                    12045                        12632
12/31/1996                                    11938                        12470
 1/31/1997                                    12348                        13075
 2/28/1997                                    12619                        13267
 3/31/1997                                    12043                        12789
 4/30/1997                                    12417                        13326
 5/31/1997                                    13370                        14071
 6/30/1997                                    13734                        14675
 7/31/1997                                    15122                        15779
 8/31/1997                                    14859                        15217
 9/30/1997                                    15632                        16136
10/31/1997                                    14917                        15686
11/30/1997                                    15143                        16379
12/31/1997                                    15427                        16857
 1/31/1998                                    15508                        16620
 2/28/1998                                    16793                        17738
 3/31/1998                                    17709                        18824
 4/30/1998                                    17810                        18950
 5/31/1998                                    17668                        18669
 6/30/1998                                    17613                        18908
 7/31/1998                                    16982                        18576
 8/31/1998                                    14141                        15812
 9/30/1998                                    14823                        16719
10/31/1998                                    16019                        18015
11/30/1998                                    16877                        18854
12/31/1998                                    17086                        19495
 1/31/1999                                    17284                        19651
 2/28/1999                                    16833                        19374
 3/31/1999                                    17350                        19775
 4/30/1999                                    19208                        21622
 5/31/1999                                    19241                        21384
 6/30/1999                                    19615                        22005
 7/31/1999                                    18857                        21360
 8/31/1999                                    18274                        20567
 9/30/1999                                    17284                        19850
10/31/1999                                    17922                        20993
11/30/1999                                    17592                        20829
12/31/1999                                    17901                        20929
 1/31/2000                                    16707                        20247
 2/29/2000                                    15157                        18743
 3/31/2000                                    17242                        21029
 4/30/2000                                    17627                        20785
 5/31/2000                                    17654                        21003
 6/30/2000                                    16227                        20044
 7/31/2000                                    17050                        20294
 8/31/2000                                    17969                        21422
 9/30/2000                                    17736                        21620
10/31/2000                                    18463                        22151
11/30/2000                                    17860                        21330
12/31/2000                                    19499                        22398
 1/31/2001                                    20495                        22483
 2/28/2001                                    20359                        21858
 3/31/2001                                    19741                        21087
 4/30/2001                                    20873                        22120
 5/31/2001                                    21401                        22618
 6/30/2001                                    21069                        22116
 7/31/2001                                    20827                        22069
 8/31/2001                                    19756                        21184
 9/30/2001                                    17628                        19693
10/31/2001                                    17462                        19523
11/30/2001                                    19137                        20658
12/31/2001                                    19438                        21145
 1/31/2002                                    19224                        20982
 2/28/2002                                    19209                        21016
 3/31/2002                                    19943                        22010
 4/30/2002                                    19346                        21255
 5/31/2002                                    19331                        21361
 6/30/2002                                    17771                        20135
 7/31/2002                                    15814                        18263
 8/31/2002                                    16104                        18400
 9/30/2002                                    14299                        16354
10/31/2002                                    15110                        17565
11/30/2002                                    16349                        18672
12/31/2002                                    15480                        17862
 1/31/2003                                    15155                        17429
 2/28/2003                                    14753                        16964
 3/31/2003                                    14629                        16993
 4/30/2003                                    15991                        18488
 5/31/2003                                    17028                        19683
 6/30/2003                                    17152                        19929
 7/31/2003                                    17616                        20226
 8/31/2003                                    18267                        20541
 9/30/2003                                    17833                        20340
10/31/2003                                    19087                        21585
11/30/2003                                    19489                        21878
12/31/2003                                    20817                        23226
 1/31/2004                                    21193                        23635
 2/29/2004                                    21709                        24140
 3/31/2004                                    21537                        23928
 4/30/2004                                    21193                        23344
 5/31/2004                                    21318                        23582
 6/30/2004                                    21913                        24139
 7/31/2004                                    21146                        23798
 8/31/2004                                    21115                        24136
 9/30/2004                                    21772                        24510
10/31/2004                                    22022                        24917
11/30/2004                                    23494                        26178
12/31/2004                                    24437                        27055
 1/31/2005                                    23789                        26573
 2/28/2005                                    24516                        27453
 3/31/2005                                    24437                        27077
 4/30/2005                                    23599                        26592
 5/31/2005                                    24579                        27233
 6/30/2005                                    25085                        27530
 7/31/2005                                    26287                        28327
 8/31/2005                                    26097                        28204
 9/30/2005                                    26508                        28600
10/31/2005                                    25749                        27873
11/30/2005                                    26761                        28785

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         13.91%           8.42%             10.34%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

VA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

                                                                 MSCI EAFE INDEX
DATE               VA INTERNATIONAL VALUE PORTFOLIO              (NET DIVIDENDS)
11/30/1995                                    10000                        10000
12/31/1995                                    10523                        10403
 1/31/1996                                    10583                        10446
 2/29/1996                                    10593                        10481
 3/31/1996                                    10793                        10703
 4/30/1996                                    11212                        11015
 5/31/1996                                    11152                        10812
 6/30/1996                                    11162                        10873
 7/31/1996                                    10823                        10555
 8/31/1996                                    10883                        10578
 9/30/1996                                    11062                        10859
10/31/1996                                    10893                        10748
11/30/1996                                    11392                        11176
12/31/1996                                    11272                        11032
 1/31/1997                                    10826                        10646
 2/28/1997                                    10948                        10820
 3/31/1997                                    11009                        10859
 4/30/1997                                    10907                        10917
 5/31/1997                                    11747                        11627
 6/30/1997                                    12314                        12268
 7/31/1997                                    12455                        12467
 8/31/1997                                    11646                        11536
 9/30/1997                                    12142                        12182
10/31/1997                                    11474                        11246
11/30/1997                                    10998                        11131
12/31/1997                                    11020                        11228
 1/31/1998                                    11635                        11742
 2/28/1998                                    12386                        12495
 3/31/1998                                    12897                        12880
 4/30/1998                                    12928                        12982
 5/31/1998                                    12970                        12919
 6/30/1998                                    12834                        13016
 7/31/1998                                    12813                        13148
 8/31/1998                                    11093                        11520
 9/30/1998                                    10499                        11166
10/31/1998                                    11614                        12330
11/30/1998                                    12146                        12962
12/31/1998                                    12313                        13473
 1/31/1999                                    12201                        13434
 2/28/1999                                    11911                        13113
 3/31/1999                                    12682                        13661
 4/30/1999                                    13487                        14214
 5/31/1999                                    12839                        13482
 6/30/1999                                    13510                        14008
 7/31/1999                                    14158                        14424
 8/31/1999                                    14248                        14477
 9/30/1999                                    14393                        14623
10/31/1999                                    14259                        15170
11/30/1999                                    14237                        15698
12/31/1999                                    15024                        17106
 1/31/2000                                    13888                        16019
 2/29/2000                                    13559                        16451
 3/31/2000                                    14206                        17088
 4/30/2000                                    13852                        16189
 5/31/2000                                    14096                        15794
 6/30/2000                                    15000                        16411
 7/31/2000                                    14536                        15723
 8/31/2000                                    14633                        15860
 9/30/2000                                    14206                        15088
10/31/2000                                    14108                        14731
11/30/2000                                    13998                        14179
12/31/2000                                    14841                        14683
 1/31/2001                                    14894                        14675
 2/28/2001                                    14419                        13575
 3/31/2001                                    13523                        12670
 4/30/2001                                    14248                        13551
 5/31/2001                                    14116                        13072
 6/30/2001                                    13800                        12538
 7/31/2001                                    13444                        12310
 8/31/2001                                    13589                        11998
 9/30/2001                                    11704                        10782
10/31/2001                                    11941                        11059
11/30/2001                                    12442                        11466
12/31/2001                                    12487                        11534
 1/31/2002                                    12123                        10922
 2/28/2002                                    12163                        10998
 3/31/2002                                    12878                        11593
 4/30/2002                                    13215                        11670
 5/31/2002                                    13754                        11818
 6/30/2002                                    13188                        11347
 7/31/2002                                    12069                        10227
 8/31/2002                                    12069                        10204
 9/30/2002                                    10680                         9108
10/31/2002                                    11111                         9598
11/30/2002                                    11731                        10033
12/31/2002                                    11401                         9696
 1/31/2003                                    11056                         9291
 2/28/2003                                    10836                         9078
 3/31/2003                                    10574                         8899
 4/30/2003                                    11732                         9772
 5/31/2003                                    12531                        10364
 6/30/2003                                    12917                        10614
 7/31/2003                                    13483                        10871
 8/31/2003                                    13965                        11134
 9/30/2003                                    14517                        11477
10/31/2003                                    15661                        12192
11/30/2003                                    15895                        12463
12/31/2003                                    17128                        13437
 1/31/2004                                    17519                        13627
 2/29/2004                                    17982                        13942
 3/31/2004                                    18286                        14020
 4/30/2004                                    17823                        13703
 5/31/2004                                    17982                        13749
 6/30/2004                                    18677                        14050
 7/31/2004                                    17808                        13594
 8/31/2004                                    17996                        13654
 9/30/2004                                    18445                        14011
10/31/2004                                    19198                        14489
11/30/2004                                    20631                        15479
12/31/2004                                    21704                        16158
 1/31/2005                                    21540                        15861
 2/28/2005                                    22317                        16546
 3/31/2005                                    21749                        16131
 4/30/2005                                    21151                        15752
 5/31/2005                                    21166                        15759
 6/30/2005                                    21525                        15968
 7/31/2005                                    22481                        16458
 8/31/2005                                    23273                        16874
 9/30/2005                                    24034                        17625
10/31/2005                                    23616                        17110
11/30/2005                                    24019                        17529

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                         16.42%           11.40%            9.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

VA INTERNATIONAL SMALL PORTFOLIO VS.
MSCI EAFE SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

                                                       MSCI EAFE SMALL CAP INDEX
DATE               VA INTERNATIONAL SMALL PORTFOLIO                 (PRICE-ONLY)
11/30/1995                                    10000                        10000
12/31/1995                                    10412                        10341
 1/31/1996                                    10742                        10653
 2/29/1996                                    10875                        10752
 3/31/1996                                    11164                        10965
 4/30/1996                                    11946                        11541
 5/31/1996                                    11771                        11307
 6/30/1996                                    11565                        11292
 7/31/1996                                    10958                        10666
 8/31/1996                                    10958                        10702
 9/30/1996                                    10958                        10752
10/31/1996                                    10772                        10561
11/30/1996                                    10793                        10696
12/31/1996                                    10439                        10327
 1/31/1997                                    10249                        10118
 2/28/1997                                    10365                        10307
 3/31/1997                                    10132                        10048
 4/30/1997                                     9846                         9713
 5/31/1997                                    10503                        10449
 6/30/1997                                    10683                        10637
 7/31/1997                                    10238                        10263
 8/31/1997                                     9750                         9608
 9/30/1997                                     9570                         9405
10/31/1997                                     9136                         8884
11/30/1997                                     8468                         8265
12/31/1997                                     8014                         7783
 1/31/1998                                     8525                         8270
 2/28/1998                                     9415                         9011
 3/31/1998                                     9535                         9210
 4/30/1998                                     9394                         9192
 5/31/1998                                     9361                         9223
 6/30/1998                                     9057                         8856
 7/31/1998                                     8861                         8734
 8/31/1998                                     7830                         7572
 9/30/1998                                     7547                         7223
10/31/1998                                     8069                         7802
11/30/1998                                     8449                         8175
12/31/1998                                     8429                         8206
 1/31/1999                                     8334                         8103
 2/28/1999                                     8228                         8001
 3/31/1999                                     8606                         8435
 4/30/1999                                     9423                         9062
 5/31/1999                                     9364                         8733
 6/30/1999                                     9909                         9196
 7/31/1999                                    10122                         9478
 8/31/1999                                    10216                         9679
 9/30/1999                                    10145                         9649
10/31/1999                                     9968                         9517
11/30/1999                                     9838                         9568
12/31/1999                                     9990                         9656
 1/31/2000                                     9843                         9668
 2/29/2000                                     9929                         9905
 3/31/2000                                    10358                        10140
 4/30/2000                                     9622                         9379
 5/31/2000                                     9585                         9360
 6/30/2000                                    10370                        10184
 7/31/2000                                    10039                         9543
 8/31/2000                                    10333                         9994
 9/30/2000                                     9929                         9420
10/31/2000                                     9414                         8764
11/30/2000                                     9365                         8738
12/31/2000                                     9624                         8766
 1/31/2001                                     9789                         9024
 2/28/2001                                     9734                         8838
 3/31/2001                                     9130                         8131
 4/30/2001                                     9885                         8804
 5/31/2001                                     9899                         8753
 6/30/2001                                     9693                         8479
 7/31/2001                                     9405                         8122
 8/31/2001                                     9583                         8202
 9/30/2001                                     8457                         7081
10/31/2001                                     8718                         7432
11/30/2001                                     8787                         7712
12/31/2001                                     8557                         7512
 1/31/2002                                     8458                         7329
 2/28/2002                                     8754                         7447
 3/31/2002                                     9232                         7899
 4/30/2002                                     9584                         8164
 5/31/2002                                    10091                         8505
 6/30/2002                                     9837                         8173
 7/31/2002                                     9275                         7536
 8/31/2002                                     9246                         7432
 9/30/2002                                     8599                         6832
10/31/2002                                     8571                         6739
11/30/2002                                     8810                         6929
12/31/2002                                     8845                         6792
 1/31/2003                                     8788                         6692
 2/28/2003                                     8816                         6632
 3/31/2003                                     8802                         6550
 4/30/2003                                     9590                         7135
 5/31/2003                                    10422                         7722
 6/30/2003                                    10838                         8121
 7/31/2003                                    11167                         8363
 8/31/2003                                    11698                         8909
 9/30/2003                                    12372                         9420
10/31/2003                                    13160                        10163
11/30/2003                                    13174                        10115
12/31/2003                                    13939                        10716
 1/31/2004                                    14596                        11257
 2/29/2004                                    15024                        11571
 3/31/2004                                    15575                        11982
 4/30/2004                                    15070                        11592
 5/31/2004                                    14948                        11370
 6/30/2004                                    15697                        11961
 7/31/2004                                    15070                        11408
 8/31/2004                                    15208                        11477
 9/30/2004                                    15529                        11717
10/31/2004                                    15972                        12147
11/30/2004                                    17149                        13102
12/31/2004                                    17974                        13732
 1/31/2005                                    18323                        13999
 2/28/2005                                    19069                        14554
 3/31/2005                                    18736                        14252
 4/30/2005                                    18212                        13876
 5/31/2005                                    17974                        13836
 6/30/2005                                    18450                        14181
 7/31/2005                                    19181                        14814
 8/31/2005                                    19990                        15224
 9/30/2005                                    20530                        15812
10/31/2005                                    20149                        15287
11/30/2005                                    20530                        15767

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                         19.72%           17.00%            7.46%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

VA SHORT-TERM FIXED PORTFOLIO VS.
MERRILL LYNCH SIX-MONTH US TREASURY BILL INDEX, MERRILL LYNCH ONE-YEAR US TREASURY NOTE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

                           VA SHORT-TERM       MERRILL LYNCH SIX-MONTH       MERRILL LYNCH ONE-YEAR
DATE                     FIXED PORTFOLIO        US TREASURY BILL INDEX       US TREASURY NOTE INDEX
11/30/1995                         10000                         10000                        10000
12/31/1995                         10046                         10056                        10056
 1/31/1996                         10091                         10106                        10119
 2/29/1996                         10131                         10143                        10131
 3/31/1996                         10159                         10177                        10159
 4/30/1996                         10186                         10219                        10194
 5/31/1996                         10203                         10261                        10231
 6/30/1996                         10259                         10305                        10285
 7/31/1996                         10301                         10350                        10324
 8/31/1996                         10342                         10396                        10373
 9/30/1996                         10407                         10450                        10443
10/31/1996                         10481                         10500                        10521
11/30/1996                         10534                         10546                        10572
12/31/1996                         10568                         10590                        10608
 1/31/1997                         10610                         10637                        10660
 2/28/1997                         10653                         10686                        10700
 3/31/1997                         10663                         10728                        10726
 4/30/1997                         10732                         10778                        10790
 5/31/1997                         10789                         10836                        10857
 6/30/1997                         10848                         10888                        10921
 7/31/1997                         10929                         10938                        10999
 8/31/1997                         10955                         10983                        11033
 9/30/1997                         11026                         11039                        11092
10/31/1997                         11082                         11089                        11153
11/30/1997                         11109                         11129                        11185
12/31/1997                         11169                         11180                        11238
 1/31/1998                         11225                         11237                        11311
 2/28/1998                         11274                         11279                        11340
 3/31/1998                         11325                         11334                        11398
 4/30/1998                         11375                         11384                        11452
 5/31/1998                         11425                         11434                        11499
 6/30/1998                         11475                         11489                        11554
 7/31/1998                         11525                         11544                        11608
 8/31/1998                         11573                         11603                        11702
 9/30/1998                         11628                         11672                        11798
10/31/1998                         11676                         11721                        11859
11/30/1998                         11725                         11753                        11861
12/31/1998                         11781                         11802                        11902
 1/31/1999                         11816                         11847                        11945
 2/28/1999                         11852                         11879                        11951
 3/31/1999                         11910                         11934                        12024
 4/30/1999                         11946                         11975                        12067
 5/31/1999                         11981                         12015                        12100
 6/30/1999                         12016                         12058                        12151
 7/31/1999                         12051                         12112                        12200
 8/31/1999                         12086                         12148                        12238
 9/30/1999                         12157                         12207                        12302
10/31/1999                         12204                         12253                        12331
11/30/1999                         12239                         12294                        12357
12/31/1999                         12285                         12350                        12383
 1/31/2000                         12322                         12403                        12415
 2/29/2000                         12396                         12463                        12479
 3/31/2000                         12445                         12527                        12542
 4/30/2000                         12494                         12586                        12608
 5/31/2000                         12543                         12653                        12676
 6/30/2000                         12642                         12725                        12772
 7/31/2000                         12715                         12787                        12849
 8/31/2000                         12801                         12856                        12930
 9/30/2000                         12875                         12925                        13007
10/31/2000                         12949                         12995                        13072
11/30/2000                         13010                         13071                        13165
12/31/2000                         13102                         13153                        13291
 1/31/2001                         13181                         13261                        13443
 2/28/2001                         13233                         13315                        13514
 3/31/2001                         13298                         13391                        13614
 4/30/2001                         13350                         13446                        13677
 5/31/2001                         13389                         13511                        13759
 6/30/2001                         13428                         13546                        13799
 7/31/2001                         13507                         13600                        13898
 8/31/2001                         13572                         13649                        13952
 9/30/2001                         13702                         13735                        14104
10/31/2001                         13793                         13784                        14200
11/30/2001                         13793                         13819                        14216
12/31/2001                         13824                         13838                        14259
 1/31/2002                         13851                         13859                        14281
 2/28/2002                         13892                         13884                        14326
 3/31/2002                         13851                         13900                        14294
 4/30/2002                         13932                         13939                        14394
 5/31/2002                         13987                         13967                        14434
 6/30/2002                         14041                         13998                        14512
 7/31/2002                         14136                         14023                        14578
 8/31/2002                         14177                         14044                        14594
 9/30/2002                         14218                         14075                        14652
10/31/2002                         14258                         14098                        14683
11/30/2002                         14258                         14123                        14686
12/31/2002                         14332                         14144                        14742
 1/31/2003                         14346                         14161                        14753
 2/28/2003                         14388                         14174                        14780
 3/31/2003                         14402                         14194                        14807
 4/30/2003                         14430                         14205                        14823
 5/31/2003                         14472                         14222                        14842
 6/30/2003                         14486                         14243                        14872
 7/31/2003                         14430                         14252                        14864
 8/31/2003                         14444                         14265                        14879
 9/30/2003                         14514                         14282                        14919
10/31/2003                         14486                         14295                        14915
11/30/2003                         14486                         14308                        14912
12/31/2003                         14532                         14328                        14958
 1/31/2004                         14561                         14342                        14981
 2/29/2004                         14589                         14354                        15012
 3/31/2004                         14618                         14366                        15026
 4/30/2004                         14546                         14374                        14987
 5/31/2004                         14532                         14381                        14986
 6/30/2004                         14532                         14387                        14981
 7/31/2004                         14561                         14411                        15016
 8/31/2004                         14618                         14436                        15059
 9/30/2004                         14618                         14450                        15055
10/31/2004                         14647                         14469                        15080
11/30/2004                         14632                         14482                        15058
12/31/2004                         14645                         14502                        15082
 1/31/2005                         14660                         14529                        15094
 2/28/2005                         14660                         14549                        15094
 3/31/2005                         14660                         14581                        15115
 4/30/2005                         14718                         14621                        15169
 5/31/2005                         14762                         14668                        15215
 6/30/2005                         14791                         14696                        15241
 7/31/2005                         14791                         14723                        15240
 8/31/2005                         14849                         14768                        15305
 9/30/2005                         14849                         14804                        15310
10/31/2005                         14878                         14846                        15328
11/30/2005                         14922                         14898                        15376

AVERAGE ANNUAL           ONE              FIVE               TEN
TOTAL RETURN             YEAR             YEARS             YEARS
-----------------------------------------------------------------
                         1.98%            2.78%             4.08%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch data provided by Merrill Lynch.

[CHART]

VA GLOBAL BOND PORTFOLIO VS.
LEHMAN BROTHERS AGGREGATE BOND INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

                                                                 LEHMAN BROTHERS
DATE                       VA GLOBAL BOND PORTFOLIO         AGGREGATE BOND INDEX
11/30/1995                                    10000                        10000
12/31/1995                                    10041                        10140
 1/31/1996                                    10122                        10207
 2/29/1996                                     9978                        10029
 3/31/1996                                    10026                         9959
 4/30/1996                                    10074                         9903
 5/31/1996                                    10132                         9884
 6/30/1996                                    10166                        10016
 7/31/1996                                    10243                        10043
 8/31/1996                                    10398                        10026
 9/30/1996                                    10593                        10200
10/31/1996                                    10779                        10427
11/30/1996                                    10916                        10605
12/31/1996                                    10943                        10507
 1/31/1997                                    11029                        10539
 2/28/1997                                    11125                        10565
 3/31/1997                                    11058                        10448
 4/30/1997                                    11145                        10605
 5/31/1997                                    11220                        10706
 6/30/1997                                    11384                        10833
 7/31/1997                                    11503                        11126
 8/31/1997                                    11525                        11031
 9/30/1997                                    11634                        11194
10/31/1997                                    11678                        11357
11/30/1997                                    11744                        11409
12/31/1997                                    11795                        11524
 1/31/1998                                    11916                        11672
 2/28/1998                                    12001                        11662
 3/31/1998                                    12067                        11702
 4/30/1998                                    12116                        11763
 5/31/1998                                    12213                        11874
 6/30/1998                                    12266                        11975
 7/31/1998                                    12339                        12000
 8/31/1998                                    12449                        12196
 9/30/1998                                    12611                        12481
10/31/1998                                    12673                        12415
11/30/1998                                    12734                        12486
12/31/1998                                    12767                        12524
 1/31/1999                                    12879                        12612
 2/28/1999                                    12916                        12392
 3/31/1999                                    13002                        12460
 4/30/1999                                    13101                        12500
 5/31/1999                                    13101                        12390
 6/30/1999                                    13064                        12350
 7/31/1999                                    13077                        12298
 8/31/1999                                    13114                        12292
 9/30/1999                                    13163                        12435
10/31/1999                                    13163                        12481
11/30/1999                                    13225                        12479
12/31/1999                                    13282                        12420
 1/31/2000                                    13295                        12379
 2/29/2000                                    13361                        12528
 3/31/2000                                    13440                        12694
 4/30/2000                                    13492                        12657
 5/31/2000                                    13531                        12651
 6/30/2000                                    13610                        12914
 7/31/2000                                    13689                        13031
 8/31/2000                                    13741                        13220
 9/30/2000                                    13833                        13303
10/31/2000                                    13925                        13391
11/30/2000                                    14004                        13611
12/31/2000                                    14123                        13864
 1/31/2001                                    14221                        14090
 2/28/2001                                    14292                        14213
 3/31/2001                                    14362                        14284
 4/30/2001                                    14404                        14224
 5/31/2001                                    14461                        14309
 6/30/2001                                    14475                        14363
 7/31/2001                                    14602                        14685
 8/31/2001                                    14714                        14854
 9/30/2001                                    14925                        15026
10/31/2001                                    15122                        15340
11/30/2001                                    15024                        15129
12/31/2001                                    14963                        15032
 1/31/2002                                    15007                        15154
 2/28/2002                                    15140                        15301
 3/31/2002                                    14904                        15047
 4/30/2002                                    15155                        15339
 5/31/2002                                    15287                        15469
 6/30/2002                                    15464                        15603
 7/31/2002                                    15759                        15792
 8/31/2002                                    15966                        16059
 9/30/2002                                    16260                        16319
10/31/2002                                    16231                        16244
11/30/2002                                    16084                        16239
12/31/2002                                    16452                        16576
 1/31/2003                                    16375                        16590
 2/28/2003                                    16636                        16819
 3/31/2003                                    16636                        16806
 4/30/2003                                    16697                        16945
 5/31/2003                                    17065                        17261
 6/30/2003                                    17049                        17226
 7/31/2003                                    16559                        16647
 8/31/2003                                    16528                        16757
 9/30/2003                                    16988                        17201
10/31/2003                                    16774                        17041
11/30/2003                                    16774                        17082
12/31/2003                                    16912                        17256
 1/31/2004                                    17043                        17394
 2/29/2004                                    17223                        17583
 3/31/2004                                    17387                        17715
 4/30/2004                                    16863                        17254
 5/31/2004                                    16781                        17184
 6/30/2004                                    16814                        17282
 7/31/2004                                    16945                        17453
 8/31/2004                                    17272                        17786
 9/30/2004                                    17305                        17834
10/31/2004                                    17419                        17984
11/30/2004                                    17272                        17840
12/31/2004                                    17381                        18005
 1/31/2005                                    17397                        18117
 2/28/2005                                    17314                        18011
 3/31/2005                                    17247                        17919
 4/30/2005                                    17464                        18161
 5/31/2005                                    17614                        18358
 6/30/2005                                    17731                        18458
 7/31/2005                                    17614                        18290
 8/31/2005                                    17781                        18524
 9/30/2005                                    17664                        18333
10/31/2005                                    17581                        18188
11/30/2005                                    17614                        18269

AVERAGE ANNUAL           ONE              FIVE               TEN
TOTAL RETURN             YEAR             YEARS             YEARS
-----------------------------------------------------------------
                         1.98%            4.70%             5.82%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman data provided by Lehman Brothers, Inc.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2005

     The performance of the U.S. equity market for the year under review was attributable primarily to the behavior of large company stocks relative to small company stocks. Company size is measured by market capitalization. The behavior of growth stocks relative to value stocks was less discernible. The "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     During the year ended November, 30, 2005, large cap stocks outperformed small cap stocks by a narrow margin.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 3000 Value Index(R)                                                     9.80%
Russell 3000 Growth Index(R)                                                    9.59%
Russell 2000 Index(R) (small companies)                                         8.15%
Russell 1000 Index(R) (large companies)                                         9.98%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance between sectors is even less pronounced.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 2000 Value Index(R) (small value companies)                             8.03%
Russell 2000 Growth Index(R) (small growth companies)                           8.05%
Russell 1000 Value Index(R) (large value companies)                             9.95%
Russell 1000 Growth Index(R) (large growth companies)                           9.74%

----------
Source: Frank Russell Co. is the source & owner of Russell data

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2005 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

VA SMALL VALUE PORTFOLIO

     The VA Small Value Portfolio seeks to capture the returns of U.S. small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Portfolio held 1,114 stocks and essentially was fully invested in equities throughout the year: cash levels were about 1.0% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, small company stocks lagged large company stocks, and value stocks slightly outperformed growth stocks. Total returns were 8.43% for the S&P 500(R) Index, 8.03% for the Russell 2000 Value Index, and 9.61% for the VA Small Value Portfolio. Relative to the Russell 2000 Value Index, the outperformance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics. Small company stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index, and average weight allocated to this sector was greater for the Portfolio than the Index. Performance differences were also attributable to the Portfolio exclusion of underperforming REITs and utilities, which are included in the Russell 2000 Value Index.

VA LARGE VALUE PORTFOLIO

     The VA Large Value Portfolio seeks to capture the returns of U.S. large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company value stocks, but does not attempt to track closely a specific equity index. The Portfolio held 219 stocks as of November 30, 2005, and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 0.60% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, small company stocks lagged large company stocks, and value stocks slightly outperformed growth issues. Total returns were 8.43% for the S&P 500(R) Index, 9.95% for the Russell 1000 Value Index and 13.91% for the VA Large Value Portfolio. The superior performance of the Portfolio was attributable to a greater concentration of value stocks as measured by book-to-market ratio and of smaller capitalization stocks. Stocks in the top book-to-market quartile, which outperformed the Russell 1000 Value Index, represented 84% of the Portfolio compared to 47% for the Index. In addition, stocks in the 10-75th size percentiles as measured by market cap, which also outperformed the Russell 1000 Value Index, represented 96% of the Portfolio compared to 70% of the Index.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2005

     International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index. Net returns were diminished considerably by appreciation of the U.S. dollar relative to the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona. Overall, currency exchange rate changes negatively impacted returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 27.48% in local currency and 13.27% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                  LOCAL
                                                 CURRENCY          U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                     RETURN             RETURN
-----------------------------                    ---------        ------------
United Kingdom (net dividends)                     19.09%              7.72%
Japan (net dividends)                              41.66%             21.55%
France                                             25.50%             11.33%
Switzerland                                        38.51%             19.87%
Germany                                            26.12%             11.88%
Netherlands                                        29.13%             14.55%
Australia                                          25.56%             19.79%
Italy                                              19.84%              6.30%
Spain                                              24.16%             10.12%
Sweden                                             27.30%              6.03%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (price-only)          20.35%
MSCI EAFE Value Index (net dividends)           14.34%
MSCI EAFE Index (net dividends)                 13.27%
MSCI EAFE Growth Index (net dividends)          12.14%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 33.13% for the MSCI Emerging Markets Free Index (net dividends), and 13.25% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                               TOTAL
                                              RETURNS
COUNTRY                                       (U.S. $)
-------                                       --------
Argentina                                      67.41%
Brazil                                         73.90%
Thailand                                        4.11%
Chile                                          30.93%
Indonesia                                       6.11%
Hungary                                        28.07%
Israel                                         32.85%
Poland                                         34.73%
Taiwan                                          6.89%
Mexico                                         53.97%
Malaysia                                        0.54%
Philippines                                    22.52%
Turkey                                         80.71%
South Korea                                    47.97%

----------
Source: Morgan Stanley Capital International

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

VA INTERNATIONAL VALUE PORTFOLIO

     The VA International Value Portfolio seeks to capture the returns of international large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Portfolio held 494 stocks in 21 developed country markets, as of November 30, 2005, and essentially was fully invested in equities throughout the year: cash equivalents were about 1.0% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, value stocks outperformed growth stocks in international markets. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 12.14% for the MSCI EAFE Growth Index (net dividends), and 14.34% for the MSCI EAFE Value Index (net dividends). Total return for the VA International Value Portfolio over this year was 16.42%. Relative to the MSCI EAFE Value Index (net dividends) outperformance for the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics and those with smaller market capitalizations. International large stocks falling in the top quartile when ranked by book-to-market ratio outperformed most other stocks in the MSCI EAFE Value Index (net dividends) and average weight allocated to this sector was 76% for the Portfolio compared to 35% for the Index. Stocks in the Portfolio with market caps between $1.5 and $50 billion exceeded the performance of the MSCI EAFE Value Index and average weight allocated to these stocks was greater for the Portfolio than the Index.

VA INTERNATIONAL SMALL PORTFOLIO

     The VA International Small Portfolio seeks to capture the returns of international small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2005, the Portfolio held 1,474 stocks in 22 developed country markets, and essentially was fully invested in equities throughout the year: cash equivalents were about 1.0% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, international small company stocks outperformed large company stocks. Total returns were 13.27% for the large company MSCI EAFE Index (net dividends), 20.35% for the MSCI EAFE Small Company Index (price-only), and 19.72% for the VA International Small Portfolio. The net underperformance of the Portfolio relative to the MSCI EAFE Small Company Index was attributable to the management fees and related expenses incurred by the Portfolio that are not applicable to an index.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2005

     For the year ended November 30, 2005, short-term interest rates rose while longer-term rates were generally little changed. The Federal Reserve continued its orderly campaign of credit tightening, raising the target rate for federal funds eight times over the last twelve months from 2.00% to 4.00% by November 30, 2005. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, rose 201 basis points during the year ended November 30, 2005, while the yield on 10-year U.S. Treasury notes rose only 14 basis points. The shape of the yield curve flattened during the year under review but it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                                           11/30/04         11/30/05          CHANGE
                                                           --------         --------          ------
Three-month LIBOR                                            2.41%            4.42%            83.4%
10-Year U.S. Treasury note yield                             4.36%            4.50%             3.2%

----------
Source: The Wall Street Journal, LIBOR data provided by British Banker's Association

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result, total return for fixed income strategies was primarily a function of maturity. Returns were slightly "u-shaped." Returns were lower for five-year instruments than for three month or two year instruments. For the year ended November 30, 2005, total returns were 2.95% for three-month U.S. Treasury bills, 2.10% for one-year U.S. Treasury notes, 1.61% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 1.62% for the Lehman Intermediate Government Index. (Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved).

----------
Source: SBBI, Ibbotson & Sinquefield

     The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. Throughout most of the year, yield curves in both the United States and major international bond markets were upwardly-sloped enough for weighted average maturity of the Portfolios to favor the longer end of their respective maturity ranges. As curves started to flatten toward the end of the year, however, the Portfolios began shortening their average maturities.

FIXED INCOME PORTFOLIOS' PERFORMANCE OVERVIEW

VA SHORT-TERM FIXED PORTFOLIO

     The VA Short-Term Fixed Portfolio seeks to maximize total return from a universe of high quality fixed income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio was 304 days on November 30, 2005 compared to 343 on November 30, 2004. For the year ended November 30, 2005, total returns were 1.98% for the VA Short-Term Fixed Portfolio, 2.95% for the Merrill Lynch Three-Month US Treasury Bill Index, 2.88% for the Merrill Lynch Six-Month US Treasury Index and 2.10% for the Merrill Lynch One-Year Treasury Index. The Portfolio was essentially fully invested in fixed income securities during the year: cash equivalents averaged less than 1.0% of the Portfolio's assets. The portfolio underperformed the Six-Month US Treasury Index due to its consistent longer duration than the index in the face of rising interest rates in the short end of the yield curve. For the year ended November 30, 2005, the average duration of the VA Short-Term Fixed Income Portfolio was 0.81 years compared to 0.47 years for the Six-Month US Treasury Index. The Portfolio also underperformed due to to the management fees and related expenses incurred by the Portfolio that are not applicable to an index.

VA GLOBAL BOND PORTFOLIO

     The VA Global Bond Portfolio seeks to maximize total return from a universe of U.S. government securities and high quality corporate and currency-hedged global fixed income instruments with an average maturity of five years or less. Eligible countries for the Portfolio to invest in include the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio decreased from about 4.3 years on November 30, 2004 to about 3.9 years on November 30, 2005. For the year ended November 30, 2005, total returns were 1.98% for the VA Global Bond Portfolio, and 2.40% for the Lehman Aggregate Index. Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of Portfolio assets. The underperformance of the Portfolio relative to the Lehman Aggregate Index was primarily due to the differences in eligible securities. The Lehman Aggregate Index is composed of mortgage-backed securities and investment grade corporates (including those with longer term maturities) with quality ratings below that of the Portfolio. During the period, mortgage-backed securities and longer term corporates generally outperformed the shorter term securities held in the Portfolio.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS

STRIPS  Separate Trading of Registered Interest and Principal of Securities
FHLMC   Federal Home Loan Mortgage Corporation
+       See Note B to Financial Statements.
++      Securities have been fair valued. See Note B to Financial Statements.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
~       Security purchased with cash proceeds from Securities on Loan.
(A)     Face Amount Denominated in U.S. Dollars.
~~      Face Amount Denominated in Swiss Francs.
##      Face Amount Denominated in Swedish Krona.
@       Face Amount Denominated in Euro Currency.
^^      Face Amount Denominated in Japanese Yen.
@@      Face Amount Denominated in Canadian Dollars.
^       Denominated in Local Currency or the Euro, unless otherwise noted.

FINANCIAL HIGHLIGHTS

(1)     Computed using average shares outstanding.

ALL STATEMENTS AND SCHEDULES

-       Amounts designated as - are either zero or rounded to zero.
SEC     Securities Exchange Commission

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLES

                                      BEGINNING          ENDING                             EXPENSES
                                       ACCOUNT           ACCOUNT        ANNUALIZED            PAID
                                        VALUE             VALUE           EXPENSE            DURING
                                      06/01/05          11/30/05           RATIO             PERIOD*
                                    ------------      ------------      -----------        -----------
VA SMALL VALUE PORTFOLIO
Actual Fund Return                  $   1,000.00      $   1,112.80         0.62%           $      3.28
Hypothetical 5% Annual Return       $   1,000.00      $   1,021.96         0.62%           $      3.14

VA LARGE VALUE PORTFOLIO
Actual Fund Return                  $   1,000.00      $   1,088.80         0.37%           $      1.94
Hypothetical 5% Annual Return       $   1,000.00      $   1,023.21         0.37%           $      1.88

                                      BEGINNING          ENDING                             EXPENSES
                                       ACCOUNT           ACCOUNT        ANNUALIZED            PAID
                                        VALUE             VALUE           EXPENSE            DURING
                                      06/01/05          11/30/05           RATIO             PERIOD*
                                    ------------      ------------      -----------        -----------
VA INTERNATIONAL VALUE PORTFOLIO
Actual Fund Return                  $   1,000.00      $   1,134.80         0.58%           $      3.10
Hypothetical 5% Annual Return       $   1,000.00      $   1,022.16         0.58%           $      2.94

VA INTERNATIONAL SMALL PORTFOLIO
Actual Fund Return                  $   1,000.00      $   1,142.20         0.74%           $      3.97
Hypothetical 5% Annual Return       $   1,000.00      $   1,021.36         0.74%           $      3.75

VA SHORT-TERM FIXED PORTFOLIO
Actual Fund Return                  $   1,000.00      $   1,010.80         0.33%           $      1.66
Hypothetical 5% Annual Return       $   1,000.00      $   1,023.41         0.33%           $      1.67

VA GLOBAL BOND PORTFOLIO
Actual Fund Return                  $   1,000.00      $   1,000.00         0.40%           $      2.01
Hypothetical 5% Annual Return       $   1,000.00      $   1,023.06         0.40%           $      2.03

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

VA SMALL VALUE PORTFOLIO
Consumer Discretionary                    20.8%
Information Technology                    18.7
Industrials                               17.6
Financials                                17.6
Materials                                  9.0
Energy                                     5.7
Health Care                                5.3
Consumer Staples                           3.5
Telecommunication Services                 1.2
Utilities                                  0.5
Other                                      0.1
                                         -----
                                         100.0%
                                         =====

VA LARGE VALUE PORTFOLIO
Financials                                30.5%
Consumer Discretionary                    23.2
Industrials                               10.1
Energy                                     8.2
Materials                                  6.5
Telecommunication Services                 6.2
Information Technology                     6.2
Consumer Staples                           5.1
Health Care                                3.4
Utilities                                  0.6
                                         -----
                                         100.0%
                                         =====

VA INTERNATIONAL VALUE PORTFOLIO
Financials                                38.7%
Consumer Discretionary                    16.4
Materials                                 12.0
Industrials                               11.4
Telecommunication Services                 6.8
Utilities                                  4.5
Consumer Staples                           3.9
Energy                                     2.8
Information Technology                     1.9
Other                                      0.9
Health Care                                0.7
                                         -----
                                         100.0%
                                         =====

VA INTERNATIONAL SMALL PORTFOLIO
Industrials                               25.7%
Consumer Discretionary                    18.7
Financials                                15.7
Information Technology                     9.3
Health Care                                8.8
Consumer Staples                           8.4
Materials                                  7.9
Energy                                     3.0
Utilities                                  1.5
Telecommunication Services                 0.6
Other                                      0.4
                                         -----
                                         100.0%
                                         =====

VA SHORT-TERM FIXED PORTFOLIO
Government                                39.1%
Foreign Government                        25.4
Corporate                                 15.0
Supranational                             11.4
Foreign Corporate                          9.1
                                         -----
                                         100.0%
                                         =====

VA GLOBAL BOND PORTFOLIO
Foreign Government                        47.6%
Foreign Corporate                         20.7
Corporate                                 14.6
Supranational                              9.1
Government                                 8.0
                                         -----
                                         100.0%
                                         =====

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                                             SHARES             VALUE+
                                                                             ------             ------
COMMON STOCKS -- (97.3%)
  1st Source Corp.                                                            5,000        $   126,350
  21st Century Insurance Group                                               19,000            324,900
 *3Com Corp.                                                                 89,200            322,904
 *4Kids Entertainment, Inc.                                                   3,200             52,320
 *AAR Corp.                                                                   8,700            182,178
  ABC Bancorp                                                                 1,320             26,558
 *Abraxas Petroleum Corp.                                                     1,000              6,630
 *Accelrys, Inc.                                                              8,171             66,185
 *ACE Cash Express, Inc.                                                      2,700             64,341
  Aceto Corp.                                                                 1,200              7,200
 *Acme Communications, Inc.                                                   3,800             15,428
 *ACT Teleconferencing, Inc.                                                    200                 52
 *Actel Corp.                                                                 6,700             97,552
  Action Performance Companies, Inc.                                          4,300             54,395
 *ActivCard Corp.                                                             9,521             35,609
 *Active Power, Inc.                                                         10,070             35,144
  Adams Resources & Energy, Inc.                                                300              6,660
 *Adaptec, Inc.                                                              28,646            142,371
 *Adept Technology, Inc.                                                        140              1,607
 *Advanced Digital Information Corp.                                         15,400            161,700
 *Advanced Marketing Services, Inc.                                           3,300             15,015
 *Advanced Power Technology, Inc.                                             2,200             29,634
  Advanta Corp. Class A                                                       2,300             70,449
  Advanta Corp. Class B Non-Voting                                            4,200            135,996
 *Aehr Test Systems                                                           1,000              3,550
 *Aeroflex, Inc.                                                             18,200            199,654
 *Aether Holdings, Inc.                                                      11,500             40,020
 *Aetrium, Inc.                                                               1,800              6,264
 *Aftermarket Technology Corp.                                                1,675             34,337
 *Agile Software Corp.                                                       14,100             87,561
  Agilysys, Inc.                                                              8,400            160,020
 *Air Methods Corp.                                                           2,500             37,625
 *AirNet Systems, Inc.                                                        2,200              8,976
 *Airspan Networks, Inc.                                                      4,142             24,355
  Alamo Group, Inc.                                                           2,200             46,420
 *Alaska Air Group, Inc.                                                      8,300            291,828
  Alaska Communications Systems Group, Inc.                                     485              4,855
 *Albany Molecular Research, Inc.                                             8,100             99,144
 *Alderwoods Group, Inc.                                                     10,100            151,702
  Alfa Corp.                                                                 16,000            278,880
 *All American Semiconductor, Inc.                                              260              1,019
  Alliance One International, Inc.                                           20,968             64,162
 *Alliance Semiconductor Corp.                                                9,200             26,864
 *Allied Defense Group, Inc.                                                  1,900             42,807
 *Allied Healthcare International, Inc.                                      10,400             62,400
 *Allied Healthcare Products, Inc.                                            1,700              9,350
 *Allied Holdings, Inc.                                                       1,200                300
 *Allied Motion Technologies, Inc.                                              400              1,540
 *Alloy, Inc.                                                                11,400             69,882
  Alpharma, Inc. Class A                                                     12,300            324,966
  Ambassadors International, Inc.                                             1,200             17,783
  American Axle & Manufacturing Holdings, Inc.                               13,400            284,884
  American Greetings Corp. Class A                                           10,700            280,340
  American Italian Pasta Co.                                                  4,100             25,379
 *American Pacific Corp.                                                        700              2,947
 *American Physicians Capital, Inc.                                           2,400        $   109,080
  American Physicians Services Group, Inc.                                      500              5,973
  American Shared Hospital Services                                             400              2,600
  American Software, Inc. Class A                                             2,700             15,147
 *American Technical Ceramics Corp.                                             900              8,271
 *AmeriServe Financial, Inc.                                                  3,300             15,840
  Ameron International Corp.                                                  1,800             80,910
  Ampco-Pittsburgh Corp.                                                      1,400             20,188
  Amrep Corp.                                                                   600             15,846
 *AMS Health Sciences, Inc.                                                     100                 74
 *Amtech Systems, Inc.                                                          500              3,630
 *Anadigics, Inc.                                                             8,000             41,960
 *Analex Corp.                                                                3,300             10,098
  Analogic Corp.                                                              2,900            139,084
 *Analysts International Corp.                                                5,600             14,112
 *Anaren, Inc.                                                                4,700             67,445
  Andersons, Inc.                                                             1,000             41,150
  Angelica Corp.                                                              1,900             26,277
  Anixter International, Inc.                                                    70              2,565
 *Answerthink, Inc.                                                           6,650             27,664
 *APA Enterprises, Inc.                                                         800                944
 *Applica, Inc.                                                               6,700              8,643
 *Applied Films Corp.                                                         3,300             66,099
  Applied Industrial Technologies, Inc.                                       8,250            263,587
 *Applied Innovation, Inc.                                                    2,300              8,303
 *Applied Micro Circuits Corp.                                               75,555            199,465
 *Arch Capital Group, Ltd.                                                      600             31,476
  Arch Chemicals, Inc.                                                        5,304            150,899
 *Arena Pharmaceuticals, Inc.                                                 1,785             19,242
 *Argonaut Group, Inc.                                                        7,900            251,220
  Argonaut Technologies, Inc.                                                   300                 80
 *Ariba, Inc.                                                                14,950            129,018
  Arkansas Best Corp.                                                           100              4,124
 *Arlington Hospitality, Inc.                                                   200                 11
 *Armstrong Holdings, Inc.                                                    1,400              2,646
 *Arqule, Inc.                                                                4,200             29,106
 *Arris Group, Inc.                                                           5,760             55,987
 *Art Technology Group, Inc.                                                  1,172              1,922
  ArvinMeritor, Inc.                                                         17,100            227,430
 *Ashworth, Inc.                                                              3,500             29,785
 *Aspen Technology, Inc.                                                      5,900             43,660
 *Astea International, Inc.                                                     240              3,480
  Astro-Med, Inc.                                                             1,100             10,868
*#AstroPower, Inc.                                                               27                  0
*#ATA Holdings Corp.                                                            800                292
 *Atlantic American Corp.                                                     1,900              4,872
  Atlantis Plastics, Inc.                                                       579              5,055
 *Atmel Corp.                                                                37,800            126,630
  Atrion Corp.                                                                  200             13,150
 *ATS Medical, Inc.                                                           8,200             24,600
 *Audiovox Corp. Class A                                                      5,000             69,250
 *Ault, Inc.                                                                    100                208
 *AutoImmune, Inc.                                                              100                 96
 *Avalon Holding Corp. Class A                                                  262              1,166
*#Avanex Corp.                                                                5,700              3,705
 *Avatar Holdings, Inc.                                                       1,000             56,810
 *Avici Systems, Inc.                                                         3,475             14,734

                                                                             SHARES             VALUE+
                                                                             ------             ------
 *Avigen, Inc.                                                                5,300        $    15,900
 *Aware, Inc.                                                                 1,426              8,499
 *Axcelis Technologies, Inc.                                                 22,600            107,124
 *AXT, Inc.                                                                   5,006              8,560
 *Aztar Corp.                                                                   900             28,179
 *AZZ, Inc.                                                                     900             17,424
  Bairnco Corp.                                                                 900              8,766
  Baldwin & Lyons, Inc. Class B                                               3,050             76,463
 *Baldwin Technology Co., Inc. Class A                                        1,400              5,530
 *Ballantyne of Omaha, Inc.                                                   1,600              7,840
 *Bally Total Fitness Holding Corp.                                           9,100             63,791
 *Bancinsurance Corp.                                                           625              2,344
  Bandag, Inc.                                                                1,900             81,415
  Bandag, Inc. Class A                                                          900             33,120
  BankUnited Financial Corp. Class A                                          7,900            201,371
  Banner Corp.                                                                2,773             87,460
 *Barry (R.G.) Corp.                                                          1,300              7,995
  Bassett Furniture Industries, Inc.                                          3,100             55,893
  Bay View Capital Corp.                                                      1,272             21,331
 *BearingPoint, Inc.                                                         39,800            289,744
  Belden CDT, Inc.                                                           10,646            248,691
 *Bell Industries, Inc.                                                       1,860              4,929
 *Bell Microproducts, Inc.                                                    7,150             61,490
 *Benchmark Electronics, Inc.                                                10,200            312,630
 *Beverly Enterprises, Inc.                                                   5,900             70,328
  Beverly Hills Bancorp, Inc.                                                 5,208             50,882
 *Big 4 Ranch, Inc.                                                             300                  0
 *Big Lots, Inc.                                                             30,100            369,929
 *BioScrip, Inc.                                                              9,060             80,815
 *Bioveris Corp.                                                                400              1,904
 *Birks & Mayors, Inc.                                                          295              1,917
  Black Box Corp.                                                             4,000            186,840
  Blair Corp.                                                                   544             20,291
 #Blockbuster, Inc. Class A                                                   8,402             31,507
 *Bluegreen Corp.                                                             8,000            118,960
 *BNS Holding, Inc. Class A                                                     240              1,530
  Bob Evans Farms, Inc.                                                       8,500            205,530
  Bogen Communications International, Inc.                                    1,000              5,300
 *Bolt Technology Corp.                                                         300              2,484
 *Bombay Co., Inc.                                                           10,100             39,996
  Bon-Ton Stores, Inc.                                                        3,200             59,104
 *Bookham, Inc.                                                               8,297             38,996
  Books-A-Million, Inc.                                                       4,000             37,960
 *Borland Software Corp.                                                     18,600            112,902
 *Boston Communications Group, Inc.                                           3,500              3,815
  Bowne & Co., Inc.                                                           9,400            139,026
 *Boyds Collection, Ltd.                                                     11,700              1,024
*#BPZ Energy, Inc.                                                               38                152
*#Brillian Corp.                                                              1,350              7,614
 *Broadwing Corp.                                                            15,100            101,472
  Brookline Bancorp, Inc.                                                    15,000            210,900
  Brown Shoe Company, Inc.                                                    4,100            168,510
 *Bruker BioSciences Corp.                                                   12,553             62,388
 *Brush Engineered Materials, Inc.                                            5,100             81,039
 *Buca, Inc.                                                                  4,852             27,899
 *Buckeye Technologies, Inc.                                                  9,723             74,089
  Burlington Coat Factory Warehouse Corp.                                    10,711            424,584
 *Butler International, Inc.                                                  1,000              2,950
  C&D Technologies, Inc.                                                      6,300             46,620
 *CalAmp Corp.                                                                5,200        $    60,320
  Calgon Carbon Corp.                                                         8,500             48,960
 *California Coastal Communities, Inc.                                        1,300             51,064
  California First National Bancorp                                           1,000             13,015
 *Caliper Life Sciences, Inc.                                                 8,008             57,818
  Callaway Golf Co.                                                          12,200            178,730
 *Callon Petroleum Co.                                                        4,538             80,323
  Cal-Maine Foods, Inc.                                                       4,800             30,048
  Cambrex Corp.                                                               6,800            122,740
 *Capital Pacific Holdings, Inc.                                              1,200             12,600
 *Capital Senior Living Corp.                                                 7,400             74,740
*#Capstone Turbine Corp.                                                     13,100             44,409
 *Captaris, Inc.                                                              8,200             33,538
 *Caraustar Industries, Inc.                                                  7,400             72,964
 *Cardiac Science Corp.                                                         380              3,564
 *Cardiotech International, Inc.                                                842              2,299
  Carpenter Technology Corp.                                                  5,935            389,039
 *Carriage Services, Inc.                                                     4,100             21,279
 *Carrier Access Corp.                                                        6,100             29,585
 *Carrington Laboratories, Inc.                                               1,000              4,350
  Casey's General Stores, Inc.                                                9,600            220,992
  Cash America International, Inc.                                            5,900            133,635
 *Castle (A.M.) & Co.                                                         1,600             33,040
  Castle Energy Corp.                                                         1,800             33,354
 *Catalina Lighting, Inc.                                                       120              1,077
 *Catalytica Energy Systems, Inc.                                             2,000              2,140
 *Cavalier Homes, Inc.                                                        3,300             19,305
 *CBIZ, Inc.                                                                 19,127            119,735
 *C-COR, Inc.                                                                11,600             65,772
  CDI Corp.                                                                     250              7,060
 *Celebrity, Inc. Escrow Shares                                                 125                  0
  Celeritek, Inc.                                                             3,000                570
*#Cell Genesys, Inc.                                                          5,400             31,428
  Center Bancorp, Inc.                                                          600              6,528
 *Centillium Communications, Inc.                                             2,400             11,040
 *Central Garden & Pet Co.                                                    1,600             70,432
  Central Parking Corp.                                                       9,085            127,099
 *Century Aluminum Co.                                                        7,100            164,152
 *Ceres Group, Inc.                                                           8,513             42,565
  CFS Bancorp, Inc.                                                           3,100             43,183
  Champion Industries, Inc.                                                   1,000              4,300
 *Champps Entertainment, Inc.                                                 3,000             21,960
 *Channell Commercial Corp.                                                     100                525
 *Chaparral Steel Co.                                                         5,600            140,000
 *Charming Shoppes, Inc.                                                     28,919            339,798
 *Charter Communications, Inc.                                               35,057             41,718
  Chemical Financial Corp.                                                    5,380            173,882
  Chemtura Corp.                                                                 22                265
  Chesapeake Corp.                                                            5,500             96,800
  Chiquita Brands International, Inc.                                         9,900            205,920
 *Chromcraft Revington, Inc.                                                    100              1,350
 *Ciber, Inc.                                                                18,600            114,390
 *Ciena Corp.                                                                77,000            230,230
 *Cimarex Energy Co.                                                          3,714            144,512
 *Cincinnati Bell, Inc.                                                      15,500             60,450
 *Ciprico, Inc.                                                               1,000              4,530
  CIRCOR International, Inc.                                                  3,805             99,120
 *Cirrus Logic, Inc.                                                            857              6,479
*#Citizens, Inc.                                                              9,901             52,673
  Clark, Inc.                                                                 5,336             75,398
 *Clarus Corp.                                                                4,500             38,475

                                                                             SHARES             VALUE+
                                                                             ------             ------
 *CNA Surety Corp.                                                           10,530        $   155,528
  Coachmen Industries, Inc.                                                   4,100             49,733
  Coast Distribution System, Inc.                                               800              5,240
 *Cobra Electronics Corp.                                                     1,000             10,850
 *Coeur d'Alene Mines Corp.                                                   2,500             10,775
 *Cogent Communications Group, Inc.                                               4                 22
 *Coherent, Inc.                                                              8,197            258,943
 *Comarco, Inc.                                                                 900              7,722
 *Comforce Corp.                                                              2,000              4,300
  Comfort Systems USA, Inc.                                                  10,600             99,534
*#Commerce One, Inc.                                                          4,310                  0
  Commercial Federal Corp.                                                   10,200            351,288
  Commercial Metals Co.                                                       2,000             70,200
  Communications Systems, Inc.                                                1,000             10,800
  Community Bank System, Inc.                                                 8,000            191,440
 *Compex Technologies, Inc.                                                   3,400             23,018
 *CompuCredit Corp.                                                           1,915             74,819
 *Compudyne Corp.                                                             1,200              7,092
 *Computer Horizons Corp.                                                     8,300             33,947
 *Computer Task Group, Inc.                                                   4,700             18,941
  CompX International, Inc.                                                     200              3,228
 *Concord Camera Corp.                                                        6,500              8,255
 *Conexant Systems, Inc.                                                     14,234             35,158
 *Congoleum Corp. Class A                                                     1,000              4,455
 *Conmed Corp.                                                                7,200            162,648
 *Consolidated Graphics, Inc.                                                 3,128            160,122
 *Consumer Portfolio Services, Inc.                                           4,389             25,368
 *Continental Airlines, Inc.                                                 16,050            249,898
  Cooper Tire & Rubber Co.                                                   15,400            226,534
  Corn Products International, Inc.                                           5,000            111,250
 *Cornell Companies, Inc.                                                     3,652             51,749
 *Corrpro Companies, Inc.                                                       375                411
 *Cosine Communications, Inc.                                                 2,200              5,335
 *Covenant Transport, Inc. Class A                                            3,300             38,379
  CPAC, Inc.                                                                  1,000              4,160
 *Cray, Inc.                                                                    200                302
 *Credence Systems Corp.                                                     24,600            199,506
 *Credit Acceptance Corp.                                                     6,200             97,960
 *Criticare Systems, Inc.                                                       600              2,820
 *Cross (A.T.) Co. Class A                                                    1,800              7,200
 *Cross Country Healthcare, Inc.                                              8,528            157,597
 *Crossroads Systems, Inc.                                                    2,700              2,349
 *Crown Andersen, Inc.                                                          100                 85
 *CSP, Inc.                                                                      66                471
  CSS Industries, Inc.                                                        2,600             86,736
  CT Communications, Inc.                                                     4,600             56,672
  CTS Corp.                                                                   9,000            108,270
  Cubic Corp.                                                                 6,500            114,985
 *Culp, Inc.                                                                  2,800             14,028
 *Cumulus Media, Inc. Class A                                                14,400            177,840
 *CuraGen Corp.                                                              11,861             48,867
 *Curative Health Services, Inc.                                              4,500              2,925
 *Curis, Inc.                                                                 2,700             10,557
  Cutter & Buck, Inc.                                                         2,850             34,485
 *Cybex International, Inc.                                                   1,400              5,152
 *CytRx Corp.                                                                    75                 70
  D&E Communications, Inc.                                                    3,408             30,842
 *Data I/O Corp.                                                              1,500              3,825
 *Data Systems & Software, Inc.                                               1,500              2,085
 *Datalink Corp.                                                              1,300              4,537
  Dataram Corp.                                                                 700              3,955
 *Dave & Busters, Inc.                                                        1,400        $    21,154
  Delphi Financial Group, Inc. Class A                                        7,511            355,871
  Delta Apparel, Inc.                                                           840             12,810
 *Delta Woodside Industries, Inc.                                               525                294
 *Dendreon Corp.                                                                600              3,546
 *Devcon International Corp.                                                    400              4,288
 *Digi International, Inc.                                                    1,800             23,184
 *Digimarc Corp.                                                              5,100             31,110
*#Digital Angel Corp.                                                         5,600             18,816
 *Discovery Partners International, Inc.                                      6,900             16,215
 *Distributed Energy Systems Corp.                                            2,816             26,104
 *Ditech Communications Corp.                                                 7,200             63,144
 *Dixie Group, Inc.                                                           2,900             40,600
 *Dollar Thrifty Automotive Group, Inc.                                       6,900            258,750
 *Dominion Homes, Inc.                                                        2,200             21,890
  Donegal Group, Inc. Class A                                                 3,221             78,045
  Donegal Group, Inc. Class B                                                   444             10,652
 *Dot Hill Systems Corp.                                                     10,700             70,834
  Dover Motorsports, Inc.                                                     4,100             26,363
 *drugstore.com, Inc.                                                         6,900             21,183
 *Duckwall-ALCO Stores, Inc.                                                  1,100             24,200
 *Ducommun, Inc.                                                              2,100             43,029
 *Dura Automotive Systems, Inc.                                               4,514             11,601
 *Dynegy, Inc.                                                                2,800             13,412
  Eastern Co.                                                                   100              1,990
 *Echelon Corp.                                                               9,960             82,170
  Ecology & Environment, Inc. Class A                                           200              1,602
 *Edgewater Technology, Inc.                                                  1,567              9,402
 *Electro Rent Corp.                                                          6,100             85,278
 *Electro Scientific Industries, Inc.                                         6,400            161,024
 *Electroglas, Inc.                                                           4,512             13,671
 *Electronics for Imaging, Inc.                                               1,600             44,688
 *eLoyalty Corp.                                                                300              2,697
  EMC Insurance Group, Inc.                                                   3,300             64,548
 *EMCOR Group, Inc.                                                           3,200            226,400
 *EMCORE Corp.                                                                  458              2,812
 *Emerson Radio Corp.                                                         5,400             16,524
 *Emisphere Technologies, Inc.                                                2,100              9,849
 *Emmis Communications Corp. Class A                                            600             12,504
 *EMS Technologies, Inc.                                                      2,400             40,704
 *ENBC Corp.                                                                    300                  0
 *Encore Medical Corp.                                                       12,600             66,528
 *Endologix, Inc.                                                               100                614
 *EnerSys                                                                     7,500            108,450
 *Enesco Group, Inc.                                                          3,700              8,066
 *EnPro Industries, Inc.                                                      5,100            147,135
 *Entercom Communications Corp.                                               1,000             31,850
 *Entravision Communications Corp.                                           15,800            118,342
 *Enzon Pharmaceuticals, Inc.                                                   500              3,395
 *ePlus, Inc.                                                                 1,900             27,512
 *Epoch Holding Corp.                                                           800              5,400
 *ePresence, Inc. Escrow Shares                                               2,300                299
 *ESS Technology, Inc.                                                        8,800             26,840
 *Esterline Technologies Corp.                                                6,149            252,785
 *Evans & Sutherland Computer Corp.                                             900              4,716
 *Exar Corp.                                                                 10,200            126,072
 *EZCORP, Inc. Class A Non-Voting                                             2,100             31,605
 *Fab Industries, Inc.                                                          500              1,250
 *Fairchild Corp. Class A                                                     5,813             13,370
 *FalconStor Software, Inc.                                                   1,200              9,108

                                                                             SHARES             VALUE+
                                                                             ------             ------
  FBL Financial Group, Inc. Class A                                           7,100        $   222,585
 *Featherlite, Inc.                                                           1,350              5,602
  Fedders Corp.                                                                 270                591
  Federal Signal Corp.                                                        8,700            142,158
*#Federal-Mogul Corp.                                                         5,000              1,975
  Ferro Corp.                                                                   800             15,120
 *Finlay Enterprises, Inc.                                                    2,700             30,915
 *Firebrand Financial Group, Inc.                                               300                 25
 *First Bank of Delaware                                                        330              1,069
  First Citizens BancShares, Inc.                                             1,200            224,964
  First Community Bancshares, Inc.                                              500             15,440
 *First Consulting Group, Inc.                                                5,100             29,835
  First Defiance Financial Corp.                                                700             19,586
  First Federal Bancshares of Arkansas, Inc.                                    400             10,000
 *First Investors Financial Services Group, Inc.                                500              3,110
  First Keystone Financial, Inc.                                                100              2,017
 *First Mariner Bancorp, Inc.                                                   200              3,544
  First Merchants Corp.                                                       4,500            116,415
  First Niagara Financial Group, Inc.                                        13,600            197,064
  First Place Financial Corp.                                                 3,275             78,141
 *FirstFed Financial Corp.                                                    3,400            177,956
 *Five Star Quality Care, Inc.                                                4,300             31,218
  Flagstar Bancorp, Inc.                                                     14,000            210,980
  Flexsteel Industries, Inc.                                                    600              8,382
 *Flowserve Corp.                                                            11,200            418,432
 *Foodarama Supermarkets, Inc.                                                  100              3,775
 *Footstar, Inc.                                                              3,400             11,560
 *Forgent Networks, Inc.                                                      2,600              4,550
 *Foster (L.B.) Co. Class A                                                   1,800             25,020
 *Foster Wheeler, Ltd.                                                          305             10,623
 *FPIC Insurance Group, Inc.                                                  2,500             94,700
 *Franklin Covey Co.                                                          3,400             23,052
 *Franklin Electronic Publishers, Inc.                                          900              3,150
  Friedman Industries, Inc.                                                      36                214
 *Friedmans, Inc. Class A                                                     4,200                 73
 *Frontier Airlines, Inc.                                                    10,900             88,944
 *Frozen Food Express Industries, Inc.                                        3,700             42,772
 *FSI International, Inc.                                                     7,100             29,039
 *FTI Consulting, Inc.                                                        3,100             87,916
*#FuelCell Energy, Inc.                                                      11,800             99,474
  Fuller (H.B.) Co.                                                           7,100            219,958
  Furniture Brands International, Inc.                                       13,100            261,345
  G & K Services, Inc. Class A                                                4,800            184,032
 *Gadzooks, Inc.                                                              1,600                 36
  GameTech International, Inc.                                                2,200              8,580
 *Gateway, Inc.                                                              44,000            133,760
  GATX Corp.                                                                 10,080            379,411
 *Gaylord Entertainment Co.                                                  11,149            482,306
  GB & T Bancshares, Inc.                                                     3,000             67,530
 *Gehl Co.                                                                    1,500             38,670
 *Gene Logic, Inc.                                                            8,700             31,320
 *Genesee & Wyoming, Inc.                                                         1                 34
 *Genesis HealthCare Corp.                                                    4,800            201,840
 *Genesis Microchip, Inc.                                                     6,299            141,098
  Gentek, Inc.                                                                  300              4,872
 *Gerber Scientific, Inc.                                                     5,500             52,470
 *Giant Industries, Inc.                                                      3,400            182,410
  Gibraltar Industries, Inc.                                                  7,000            153,930
 *Gibraltar Packaging Group, Inc.                                               900              1,440
 *G-III Apparel Group, Ltd.                                                     600        $     6,042
  Glatfelter (P.H.) Co.                                                      11,400            164,388
 *Glenayre Technologies, Inc.                                                 5,000             15,700
 *Globecomm Systems, Inc.                                                     1,400              9,100
 *Globix Corp.                                                                2,400              4,176
 *Glowpoint, Inc.                                                             3,800              4,104
 *GoAmerica, Inc.                                                                21                 91
  Goody's Family Clothing, Inc.                                               7,400             69,190
 *Gottschalks, Inc.                                                           1,400             11,410
 *GP Strategies Corp.                                                         2,800             20,020
 *Graphic Packaging Corp.                                                    11,100             30,192
  Gray Television, Inc.                                                      10,939             97,576
  Gray Television, Inc. Class A                                               1,000              8,730
  Great American Financial Resources, Inc.                                    8,200            165,066
 *Greatbatch, Inc.                                                            1,100             31,878
 *Group 1 Automotive, Inc.                                                    5,600            172,872
 *GSE Systems, Inc.                                                             622                746
 *GTC Biotherapeutics, Inc.                                                   6,700             12,060
 *GTSI Corp.                                                                  2,100             17,409
  Guaranty Federal Bancshares, Inc.                                             100              2,825
 *Gulfmark Offshore, Inc.                                                     4,900            163,562
 *Hain Celestial Group, Inc.                                                  9,000            200,970
 *Ha-Lo Industries, Inc.                                                      3,600                  3
  Hancock Fabrics, Inc.                                                       4,200             18,900
  Handleman Co.                                                               5,191             71,272
 *Hanger Orthopedic Group, Inc.                                               5,800             36,714
 *Hanover Compressor Co.                                                     23,909            323,250
  Hardinge, Inc.                                                              1,869             32,483
  Harleysville Group, Inc.                                                    7,273            198,626
 *Harris Interactive, Inc.                                                   13,500             53,730
 *Hartmarx Corp.                                                              9,000             66,060
 *Harvard Bioscience, Inc.                                                    6,800             26,180
 *Harvest Natural Resources, Inc.                                             8,000             73,440
 *Hastings Entertainment, Inc.                                                3,300             16,236
  Haverty Furniture Co., Inc.                                                 4,100             52,726
 *Hawaiian Holdings, Inc.                                                     3,200             12,160
 *Hayes Lemmerz International, Inc.                                           8,400             25,536
 *HealthTronics Surgical Services, Inc.                                       9,300             68,262
 *HEI, Inc.                                                                     100                410
  Heico Corp.                                                                 2,100             47,943
  Heico Corp. Class A                                                         2,701             48,753
 *Herley Industries, Inc.                                                     3,300             54,351
 *Hexcel Corp.                                                                4,700             78,161
  HF Financial Corp.                                                            330              6,290
 *HI/FN, Inc.                                                                 3,100             17,546
 *Hirsch International Corp. Class A                                            600                744
  HMN Financial, Inc.                                                           750             22,192
 *HMS Holdings Corp.                                                          3,200             24,160
 *Hoenig Group Escrow Shares                                                    500                  0
 *Hollywood Media Corp.                                                       3,100             13,454
 *HomeStore, Inc.                                                             3,200             14,112
  Hooper Holmes, Inc.                                                        19,200             56,064
  Horace Mann Educators Corp.                                                11,166            211,484
 *Horizon Offshore, Inc.                                                      6,900              3,105
 *Houston Exploration Co.                                                     6,300            344,358
 *Hutchinson Technology, Inc.                                                 5,700            162,963
 *Hypercom Corp.                                                             11,800             73,160
 *Ibis Technology Corp.                                                       2,100              3,318
 *ICO, Inc.                                                                   2,200              5,698
 *Identix, Inc.                                                               8,678             42,609

                                                                             SHARES             VALUE+
                                                                             ------             ------
 *IDT Corp.                                                                   6,300        $    75,915
 *IDT Corp. Class B                                                          17,000            207,400
 *iGATE Capital Corp.                                                         8,608             34,862
  IKON Office Solutions, Inc.                                                34,200            344,052
  ILX Resorts, Inc.                                                             800              7,240
 *Image Entertainment, Inc.                                                   3,900             14,976
 *I-many, Inc.                                                                4,000              5,520
  Imation Corp.                                                               6,100            268,156
 *IMPCO Technologies, Inc.                                                    6,000             31,200
  Imperial Sugar Co. (New)                                                    2,416             33,365
 *Imperial Sugar Co. (Old)                                                    2,100                  0
 *Industrial Distribution Group, Inc.                                         1,900             14,003
  Infinity Property & Casualty Corp.                                          5,100            188,445
 *InFocus Corp.                                                              10,600             39,644
  Inforte Corp.                                                               3,100             12,059
 *Infrasource Services, Inc.                                                  8,900            104,397
  Ingles Market, Inc. Class A                                                 3,000             50,520
 *Innotrac Corp.                                                                900              5,985
 *Innovex, Inc.                                                               4,300             17,759
 *Input/Output, Inc.                                                         10,200             75,888
 *Insight Communications Co., Inc.                                           13,537            157,571
 *Insight Enterprises, Inc.                                                  12,064            251,293
 *Insituform Technologies, Inc. Class A                                       6,600            131,142
*#Insmed, Inc.                                                                1,600              2,048
  Instinet Group, Inc.                                                        3,500             17,745
 *InsWeb Corp.                                                                  333              1,112
  Integra Bank Corp.                                                          3,200             68,640
 *IntegraMed America, Inc.                                                    1,200             13,104
 *Integrated Device Technology, Inc.                                         23,300            279,134
*#Integrated Electrical Services, Inc.                                       11,100              6,105
 *Integrated Silicon Solution, Inc.                                           9,300             65,193
 *Intelligent Systems Corp.                                                     500              1,175
 *Interface, Inc. Class A                                                    10,600             88,298
 *Interland, Inc.                                                             4,600             18,492
  International Aluminum Corp.                                                  500             19,890
 *International Shipholding Corp.                                               400              6,336
 *Internet Commerce Corp.                                                       400              1,218
  Interpool, Inc.                                                            13,950            260,307
 *Interstate Hotels & Resorts, Inc.                                           7,500             33,975
 *Interwoven, Inc.                                                           10,200             96,798
 *Intest Corp.                                                                1,900              6,612
 *IntriCon Corp.                                                                500              2,100
 *Iomega Corp.                                                               13,600             35,224
 *Iridex Corp.                                                                  500              3,605
  Irwin Financial Corp.                                                       7,000            158,340
 *ITLA Capital Corp.                                                          1,000             52,450
*#iVow, Inc.                                                                     12                 54
 *J. Alexander's Corp.                                                        1,000              8,020
 *J. Jill Group, Inc.                                                         3,400             62,254
 *Jaclyn, Inc.                                                                  200              1,574
 *Jaco Electronics, Inc.                                                        550              1,820
 *Jakks Pacific, Inc.                                                         6,300            128,394
 *JDA Software Group, Inc.                                                    7,400            111,000
 *Jo-Ann Stores, Inc.                                                         5,200             66,144
 *Johnson Outdoors, Inc.                                                      1,500             24,300
 *JPS Industries, Inc.                                                        1,000              3,250
 *K2, Inc.                                                                   12,697            129,002
 *Kadant, Inc.                                                                3,900             71,019
  Kaman Corp. Class A                                                         6,200            119,102
 *Kansas City Southern                                                       16,700            416,999
 *Katy Industries, Inc.                                                         800              1,728
 *Keane, Inc.                                                                13,700        $   143,302
 *Kellstrom Industries, Inc.                                                  1,200                  1
  Kellwood Co.                                                                7,718            178,440
  Kelly Services, Inc. Class A                                                7,800            216,840
 *Kemet Corp.                                                                24,912            199,296
 *Key Technology, Inc.                                                          100              1,335
 *Key Tronic Corp.                                                            1,800              5,958
 *Keynote Systems, Inc.                                                       1,700             22,525
 *Keystone Consolidated Industries, Inc.                                         98                  3
  Kimball International, Inc. Class B                                         5,971             63,591
 *Kindred Healthcare, Inc.                                                    9,000            249,120
  Knape & Vogt Manufacturing Co.                                                550              7,947
  KNBT Bancorp, Inc.                                                          7,300            119,647
 *Knight Capital Group, Inc.                                                 26,000            263,120
*#LaBranche & Co., Inc.                                                      14,530            155,180
 *LaCrosse Footwear, Inc.                                                      900              9,864
 *Ladish Co., Inc.                                                            2,100             43,050
 *Lakes Entertainment, Inc.                                                      50                370
 *Lancer Corp.                                                                1,300             28,197
  LandAmerica Financial Group, Inc.                                           4,700            304,325
  Landry's Restaurants, Inc.                                                  7,200            194,760
 *Lantronix, Inc.                                                             2,300              3,634
 *Large Scale Biology Corp.                                                     100                 33
 *Lattice Semiconductor Corp.                                                26,200            128,118
 *Lazare Kaplan International, Inc.                                           1,000              8,220
 #La-Z-Boy, Inc.                                                             12,600            168,462
 *LCC International, Inc. Class A                                             4,600             13,800
 *LeCroy Corp.                                                                2,752             44,913
 *Lenox Group, Inc.                                                           2,700             33,372
 *Lesco, Inc.                                                                 1,900             30,115
  Libbey, Inc.                                                                2,900             34,423
  Liberate Technologies, Inc.                                                 3,500                674
  Liberty Corp.                                                               4,310            200,932
 *Lightbridge, Inc.                                                           6,500             64,155
 *LightPath Technologies, Inc.                                                  287                588
 *Lin TV Corp.                                                                5,800             75,864
 *Linens 'n Things, Inc.                                                     10,900            279,149
  Lithia Motors, Inc. Class A                                                 3,868            110,431
 *Lodgian, Inc.                                                               6,006             61,802
 *Logic Devices, Inc.                                                         1,100              1,122
 *LogicVision, Inc.                                                           1,100              1,290
  Lone Star Steakhouse & Saloon, Inc.                                         5,300            122,801
  Longview Fibre Co.                                                         16,600            352,916
  LSI Industries, Inc.                                                           33                594
 *LTX Corp.                                                                   1,900              8,436
 *Luby's, Inc.                                                                  400              5,112
 *Lydall, Inc.                                                                3,900             32,604
 *M&F Worldwide Corp.                                                         4,700             79,900
  M/I Homes, Inc.                                                             3,200            140,000
 *Mac-Gray Corp.                                                              2,900             33,988
  MAF Bancorp, Inc.                                                           7,790            331,620
 *Magna Entertainment Corp.                                                   2,000             15,140
 *Magnetek, Inc.                                                              6,800             19,652
 *Main Street Restaurant Group, Inc.                                          1,949              9,589
 *MAIR Holdings, Inc.                                                         4,800             22,752
 *Management Network Group, Inc.                                              7,950             18,762
 *Manugistic Group, Inc.                                                     14,000             26,880
 *Mapinfo Corp.                                                               3,900             56,043
 *Marisa Christina, Inc.                                                        600                396
  Maritrans, Inc.                                                               500             14,445
 *Marlton Technologies, Inc.                                                    200                236

                                                                             SHARES             VALUE+
                                                                             ------             ------
  Marsh Supermarkets, Inc. Class A                                              300        $     3,291
  Marsh Supermarkets, Inc. Class B                                              400              4,284
 *Marten Transport, Ltd.                                                        200              5,338
 *Mastec, Inc.                                                                5,200             51,324
 *Material Sciences Corp.                                                     3,100             44,981
 *Maxco, Inc.                                                                   700              3,962
 *Maxim Pharmaceuticals, Inc.                                                 2,000              2,460
 *Maxtor Corp.                                                               17,200             69,832
 *Maxxam, Inc.                                                                1,000             33,000
 *Maxygen, Inc.                                                               8,700             64,206
 *McDATA Corp. Class A                                                       26,660             97,042
 *McDATA Corp. Class B                                                        2,800              9,744
  MCG Capital Corp.                                                          13,000            184,470
  McRae Industries, Inc. Class A                                                200              2,550
 *MDI, Inc.                                                                   1,400              1,036
 *Meade Instruments Corp.                                                     5,400             14,688
 *Meadowbrook Insurance Group, Inc.                                           7,700             50,050
  Medallion Financial Corp.                                                   3,900             39,117
 *MedCath Corp.                                                               4,115             79,996
  Media General, Inc. Class A                                                 4,800            243,360
*#Medialink Worldwide, Inc.                                                     500              1,675
 *Medical Staffing Network Holdings, Inc.                                     7,400             40,848
 *MedQuist, Inc.                                                              7,100             76,822
 *MEDTOX Scientific, Inc.                                                     1,600             12,016
 *Meridian Resource Corp.                                                    19,100             78,692
 *Merix Corp.                                                                 4,300             28,681
 *Merrimac Industries, Inc.                                                     200              1,810
 *Mesa Air Group, Inc.                                                        6,700             68,876
 *Metals USA, Inc.                                                            3,200             70,400
 *MetaSolv, Inc.                                                              7,807             22,250
  Methode Electronics, Inc.                                                   9,100             95,095
 *Metris Companies, Inc.                                                     15,100            226,349
 *Metro One Telecommunications, Inc.                                          3,900              1,794
  MGP Ingredients, Inc.                                                       3,542             39,918
 *Micro Linear Corp.                                                          1,100              1,947
  MicroFinancial, Inc.                                                        2,300              8,027
 *Microtek Medical Holdings, Inc.                                            10,600             39,326
 *Microtune, Inc.                                                             1,821              8,905
 *Midwest Air Group, Inc.                                                     4,700             15,792
 *Milacron, Inc.                                                             11,326             14,384
  Minerals Technologies, Inc.                                                 4,600            260,452
 *Misonix, Inc.                                                               1,100              5,489
 *Mitcham Industries, Inc.                                                      800             11,752
 *MKS Instruments, Inc.                                                      13,400            252,858
  Modine Manufacturing Co.                                                    7,103            236,459
 *Modtech Holdings, Inc.                                                      3,163             27,139
 *Molecular Devices Corp.                                                     1,660             44,571
  Monaco Coach Corp.                                                          7,200            106,776
 *Monogram Biosciences, Inc.                                                 13,770             24,648
 *Monterey Pasta Co.                                                          4,700             20,257
 *Mothers Work, Inc.                                                            800              8,320
  Movado Group, Inc.                                                          5,174             95,460
 *MPS Group, Inc.                                                            27,300            343,161
 *MRV Communications, Inc.                                                    9,500             17,290
*#MSC.Software Corp.                                                          7,800            129,480
  Mueller Industries, Inc.                                                      441             11,938
 *Multimedia Games, Inc.                                                      5,300             53,954
  Myers Industries, Inc.                                                      8,387            117,334
  NACCO Industries, Inc. Class A                                                800             93,680
 *Nanogen, Inc.                                                              10,700             30,174
 *Nanometrics, Inc.                                                           2,800        $    31,080
  Nash Finch Co.                                                              2,936             78,890
 *Nashua Corp.                                                                  500              3,800
 *Nathan's Famous, Inc.                                                       1,100             10,560
  National Home Health Care Corp.                                               200              1,974
 *National Patent Development Corp.                                           1,500              2,835
  National Presto Industries, Inc.                                              800             35,640
 *National RV Holdings, Inc.                                                  2,200             13,178
 *National Technical Systems, Inc.                                            1,100              5,082
 *Natrol, Inc.                                                                1,000              2,000
 *Natural Alternatives International, Inc.                                      200              1,156
 *Navigant International, Inc.                                                3,800             41,515
 *Navigators Group, Inc.                                                      2,700            109,107
 *NCI Building Systems, Inc.                                                  4,000            174,200
 *NCO Group, Inc.                                                             7,914            136,437
 *Neoforma, Inc.                                                              2,100             20,685
 *NeoMagic Corp.                                                                 40                155
 *Neose Technologies, Inc.                                                    2,900              5,075
 *NES Rentals Holdings, Inc.                                                      5                 64
 *Net2Phone, Inc.                                                            10,700             20,651
  NetBank, Inc.                                                               2,148             15,874
 *NetIQ Corp.                                                                14,032            167,682
 *NetRatings, Inc.                                                            3,639             49,126
 *NetScout Systems, Inc.                                                      7,400             41,292
 *Network Engines, Inc.                                                       1,300              1,599
 *Network Equipment Technologies, Inc.                                        6,000             28,140
 *Neurogen Corp.                                                              6,900             51,336
 *New Brunswick Scientific Co., Inc.                                            609              3,946
 *New Horizons Worldwide, Inc.                                                1,250              1,063
  New Jersey Resources Corp.                                                  4,700            199,797
 *NewMarket Corp.                                                             3,840             84,173
 *Newport Corp.                                                              10,500            144,900
 *Newtek Business Services, Inc.                                              7,600             11,932
  Niagara Corp.                                                               1,200             18,690
 *NMS Communications Corp.                                                    1,600              6,272
  NN, Inc.                                                                    3,700             36,778
  Nobel Learning Communities, Inc.                                              200              1,900
 *North America Galvanizing & Coatings, Inc.                                    100                209
 *North American Scientific, Inc.                                             2,000              4,680
 *Northwest Pipe Co.                                                            500             12,280
 *Nu Horizons Electronics Corp.                                               4,500             44,955
 *Nuance Communications, Inc.                                                22,386            139,241
  NWH, Inc.                                                                     400              5,334
*#NYFIX, Inc.                                                                 6,300             25,988
  NYMAGIC, Inc.                                                               1,000             25,720
* O.I. Corp.                                                                    400              4,544
*#OCA, Inc.                                                                  13,000              5,070
 *Occulogix, Inc.                                                               600              4,602
 *O'Charleys, Inc.                                                            5,129             74,422
 *Ocwen Financial Corp.                                                      14,052            118,599
 *Odd Job Stores, Inc.                                                        1,000                225
 *Offshore Logistics, Inc.                                                    5,900            180,835
  Ohio Casualty Corp.                                                        15,636            462,826
  Oil-Dri Corp. of America                                                      100              1,799
 *Olympic Steel, Inc.                                                         1,800             38,160
 *OM Group, Inc.                                                              6,400            100,992
  Omega Financial Corp.                                                       2,532             74,264
 *Omega Protein Corp.                                                         6,500             39,195
 *OMNOVA Solutions, Inc.                                                        800              3,760
*# Oneida, Ltd.                                                               2,600              2,548

                                                                             SHARES             VALUE+
                                                                             ------             ------
 *Oplink Communications, Inc.                                                   157        $     2,138
 *OPNET Technologies, Inc.                                                    4,600             44,206
 *OPTi, Inc.                                                                  1,200              1,980
 *Optical Cable Corp.                                                         1,000              6,010
 *Optical Communication Products, Inc.                                        2,400              5,640
 *Orbital Sciences Corp.                                                     13,300            160,398
 *Oregon Steel Mills, Inc.                                                    7,800            213,330
  Orleans Homebuilders, Inc.                                                  3,700             72,002
 *Orthologic Corp.                                                            8,500             35,275
 *Oscient Pharmaceutical Corp.                                                2,900              5,655
 *OSI Systems, Inc.                                                           3,800             71,554
 *Osteotech, Inc.                                                             3,800             13,680
  Outlook Group Corp.                                                           400              5,704
 *Overland Storage, Inc.                                                      3,100             24,676
 *OYO Geospace Corp.                                                          1,300             35,425
 *Pacific Premier Bancorp, Inc.                                                 700              8,272
*#Palm Harbor Homes, Inc.                                                     5,107             96,165
 *Paragon Technologies, Inc.                                                    500              4,950
 *Parker Drilling Co.                                                         7,600             72,428
  Parkvale Financial Corp.                                                      100              2,785
  Partners Trust Financial Group, Inc.                                       11,300            135,600
 *Pathmark Stores, Inc.                                                       3,448             37,100
 *Patrick Industries, Inc.                                                    1,000             10,750
  PAULA Financial                                                               300                600
 *Paxar Corp.                                                                 9,900            189,387
 *Payless ShoeSource, Inc.                                                   10,000            228,500
 *PC Connection, Inc.                                                         5,900             37,524
 *PC Mall, Inc.                                                               2,900             14,297
 *PC-Tel, Inc.                                                                5,500             49,830
 *PDI, Inc.                                                                   3,400             42,568
 *Pediatric Services of America, Inc.                                         1,600             25,952
 *Peerless Systems Corp.                                                         45                317
 *Pegasus Solutions, Inc.                                                     5,400             38,394
 *Pegasystems, Inc.                                                           8,400             61,404
 *Pemstar, Inc.                                                               9,345             12,896
  Penford Corp.                                                                 400              5,320
 *Penn Treaty American Corp.                                                  2,825             28,222
  Peoples Bancorp, Inc. OH                                                      600             17,412
 *Perceptron, Inc.                                                            1,800             13,302
 *Performance Food Group Co.                                                 11,500            326,600
 *Performance Technologies, Inc.                                              2,300             20,723
 *Pericom Semiconductor Corp.                                                 6,100             47,885
 *Perry Ellis International, Inc.                                             2,400             48,312
 *Pervasive Software, Inc.                                                    4,900             20,776
 *Petrocorp, Inc. Escrow Shares                                               1,700                102
 *Pharmacopia Drug Discovery, Inc.                                            1,700              5,372
 *PHH Corp.                                                                  11,800            340,548
  Phillips-Van Heusen Corp.                                                   2,000             67,780
 *Phoenix Footwear Group, Inc.                                                1,700             10,115
 *Phoenix Technologies, Ltd.                                                    630              3,988
 *Photronics, Inc.                                                            9,800            155,624
 *Pico Holdings, Inc.                                                         3,004            101,415
  Pinnacle Bancshares, Inc.                                                     200              2,960
 *Pinnacle Entertainment, Inc.                                                3,800             90,782
 *Piper Jaffray Companies, Inc.                                               3,700            147,038
 *Planar Systems, Inc.                                                        3,600             34,920
 *PLATO Learning, Inc.                                                        5,300             38,266
 *Plexus Corp.                                                                5,500            118,250
 *PMA Capital Corp. Class A                                                   7,451             66,165
  Pocahontas Bancorp, Inc.                                                    1,100             13,508
 *Polycom, Inc.                                                               1,800             29,538
 *PolyOne Corp.                                                              19,700        $   113,669
 *Pomeroy IT Solutions, Inc.                                                  3,200             25,760
  Pope & Talbot, Inc.                                                         3,600             28,764
  Potlatch Corp.                                                              6,900            333,546
 *Power-One, Inc.                                                             7,659             47,639
 *Powerwave Technologies, Inc.                                                1,444             18,137
 *PPT Vision, Inc.                                                               75                104
 *PRAECIS Pharmaceuticals, Inc.                                                 891              3,502
  Preformed Line Products Co.                                                   200              8,262
  Presidential Life Corp.                                                     7,200            138,888
 *PRG-Schultz International, Inc.                                            12,600             11,466
 *Price Communications Corp.                                                 13,500            204,795
 *PriceSmart, Inc.                                                            5,775             47,875
  Printronix, Inc.                                                            1,100             17,611
 *Proliance International, Inc.                                               4,074             22,244
  Providence & Worcester Railroad Co.                                           200              2,900
  Provident Financial Holdings, Inc.                                          1,300             35,737
  Provident Financial Services, Inc.                                         17,100            307,629
  Pyramid Breweries, Inc.                                                     1,267              2,965
  Quaker Chemical Corp.                                                       2,100             37,653
 *Quaker Fabric Corp.                                                         4,050             10,854
 *Quanta Services, Inc.                                                      32,700            462,705
 *Quantum Corp.                                                              44,900            134,251
 *Quantum Fuel Systems Technologies Worldwide, Inc.                           3,600              9,180
 *QuickLogic Corp.                                                            6,000             21,360
 *Quovadx, Inc.                                                               8,493             23,526
 *R&B, Inc.                                                                   2,200             26,026
 *Radio One, Inc. Class A                                                     5,300             59,042
 *Radio One, Inc. Class D                                                    18,600            205,716
 *Radiologix, Inc.                                                            4,600             14,260
 *RadiSys Corp.                                                               3,200             58,560
 *RailAmerica, Inc.                                                           9,466            103,085
 *Raindance Communications, Inc.                                              8,800             17,600
 *Raytech Corp.                                                               3,300              4,257
 *RCM Technologies, Inc.                                                      1,500              8,955
 *RCN Corp.                                                                   9,000            196,290
 *Reading International, Inc. Class A                                         1,091              8,673
 *Reading International, Inc. Class B                                            60                462
 *Red Lion Hotels Corp.                                                       1,000              8,850
*#Redhook Ale Brewery, Inc.                                                   1,000              3,122
 *Refac                                                                          60                504
  Regal-Beloit Corp.                                                          7,406            261,358
 *Regent Communications, Inc.                                                12,500             62,375
 *Reliability, Inc.                                                             100                 25
  Reliance Steel & Aluminum Co.                                               7,300            470,923
 *Relm Wireless Corp.                                                           400              2,480
 *REMEC, Inc.                                                                 6,227              7,286
 *RemedyTemp, Inc.                                                            1,900             14,649
 *Rent-Way, Inc.                                                              6,400             41,920
 *Reptron Electronics, Inc.                                                      39                 10
 *Republic Airways Holdings, Inc.                                             6,800             98,804
 *Republic First Bancorp, Inc.                                                  369              4,483
 *Res-Care, Inc.                                                              5,400             93,474
  Resource America, Inc.                                                      4,000             66,960
*#Retail Ventures, Inc.                                                       1,728             22,067
 *Rewards Network, Inc.                                                       3,700             21,312
 *Rex Stores Corp.                                                            2,450             36,481
  Richardson Electronics, Ltd.                                                3,000             21,480
 *Rita Medical Systems, Inc.                                                  9,400             38,634
  Riverview Bancorp, Inc.                                                       300              6,681

                                                                             SHARES             VALUE+
                                                                             ------             ------
 *Riviera Tool Co.                                                              300        $       150
  RLI Corp.                                                                   5,300            276,660
  Roanoke Electric Steel Corp.                                                1,700             39,593
  Robbins & Myers, Inc.                                                       3,900             82,680
 *Robotic Vision Systems, Inc.                                                  360                  2
  Rock of Ages Corp.                                                            500              2,100
 *Rockford Corp.                                                              2,200              6,864
  Rock-Tenn Co. Class A                                                       8,900            118,370
 *Rocky Shoes & Boots, Inc.                                                     100              2,393
  Rotonics Manufacturing, Inc.                                                  800              2,264
 *RSA Security, Inc.                                                         11,600            150,800
 *RTI International Metals, Inc.                                              1,000             37,300
 *RTW, Inc.                                                                   1,600             16,304
 *Rudolph Technologies, Inc.                                                  4,100             52,685
 *Rural/Metro Corp.                                                           1,300             11,505
 *Rush Enterprises, Inc. Class A                                              3,700             56,647
 *Rush Enterprises, Inc. Class B                                                500              7,185
  Russ Berrie & Co., Inc.                                                     4,600             53,636
  Russell Corp.                                                               8,100            128,223
 *Ryan's Restaurant Group, Inc.                                               9,200            109,388
  Ryerson Tull, Inc.                                                          6,529            147,490
 *S&K Famous Brands, Inc.                                                       300              5,363
 *S1 Corp.                                                                   17,200             75,508
 *Safeguard Scientifics, Inc.                                                27,700             54,292
 *SafeNet, Inc.                                                               5,940            211,167
*#Salton, Inc.                                                                3,000              7,140
 *San Filippo (John B.) & Son, Inc.                                           1,500             20,565
 *Sands Regent                                                                  400              4,000
 *SatCon Technology Corp.                                                     1,300              1,911
 *SBS Technologies, Inc.                                                      3,800             39,140
 *Scheid Vineyards, Inc.                                                        200              1,370
 *Schiff Nutrition International, Inc.                                        1,000              5,480
  Schnitzer Steel Industries, Inc. Class A                                    4,600            158,654
 *Scholastic Corp.                                                            9,400            312,738
  Schuff International, Inc.                                                  1,200              8,100
  Schulman (A.), Inc.                                                         8,700            181,743
  Schweitzer-Maudoit International, Inc.                                      3,000             71,430
 *SCM Microsystems, Inc.                                                      3,000              8,100
 *SCPIE Holdings, Inc.                                                        1,500             30,900
 *SCS Transportation, Inc.                                                    3,900             76,869
  Seaboard Corp.                                                                200            344,000
 *Seabright Insurance Holdings                                                  800             10,752
 *Seachange International, Inc.                                               6,400             49,216
 *SEACOR Holdings, Inc.                                                       6,773            456,162
 *Secom General Corp.                                                            80                118
 *Selectica, Inc.                                                             9,800             27,440
  Selective Insurance Group, Inc.                                             7,200            402,984
  Sensient Technologies Corp.                                                10,300            187,151
 *Sequa Corp. Class A                                                           200             12,640
 *Sequenom, Inc.                                                              8,300              7,387
 *Serologicals Corp.                                                          6,400            128,512
  Service Corp. International                                                 6,822             56,009
 *Sharper Image Corp.                                                         3,200             32,480
 *Shaw Group, Inc.                                                           16,670            481,596
 *Shiloh Industries, Inc.                                                     3,500             46,270
 *Shoe Carnival, Inc.                                                         4,300             88,193
 *Sholodge, Inc.                                                                600              2,670
 *ShopKo Stores, Inc.                                                         9,900            283,932
 *SIFCO Industries, Inc.                                                        400              1,340
 *Silicon Graphics, Inc.                                                     12,300              5,351
 *Silicon Storage Technology, Inc.                                           25,000        $   137,750
  Simmons First National Corp. Class A                                        3,200             89,664
 *SimpleTech, Inc.                                                           10,900             41,093
 *Sipex Corp.                                                                 3,500              5,040
 *Sitel Corp.                                                                16,300             50,041
*#Six Flags, Inc.                                                            24,100            179,786
  Skyline Corp.                                                                 900             34,425
  Skywest, Inc.                                                              14,100            418,770
 *Skyworks Solutions, Inc.                                                   35,300            190,267
 *Smart & Final Food, Inc.                                                    7,600            102,600
 *Smith & Wollensky Restaurant Group, Inc.                                    2,000             11,380
  Smith (A.O.) Corp.                                                          5,700            206,739
  Smith (A.O.) Corp. Convertible Class A                                        300             10,881
 *Smithway Motor Xpress Corp. Class A                                           600              4,878
 *Somera Communications, Inc.                                                 7,100              5,538
  Sonic Automotive, Inc.                                                      7,287            151,570
 *Sonic Foundry, Inc.                                                         1,700              2,125
 *Sonic Innovations, Inc.                                                     4,828             17,622
 *SonicWALL, Inc.                                                            15,800            117,394
  Sound Federal Bancorp, Inc.                                                 2,400             47,352
 *Source Interlink Companies, Inc.                                           12,500            137,250
 *SOURCECORP, Inc.                                                            3,700             96,422
  South Jersey Industries, Inc.                                               6,600            189,750
  Southern Community Financial Corp.                                          4,000             37,600
 *Southern Energy Homes, Inc.                                                 1,600              9,560
 *Southwall Technologies, Inc.                                                2,100              1,365
 *SPACEHAB, Inc.                                                                900                639
 *Spanish Broadcasting System, Inc.                                           9,000             43,380
 *Spartan Stores, Inc.                                                          200              2,002
  Spartech Corp.                                                              7,000            148,470
  Sparton Corp.                                                                 578              5,381
 *Spectrum Control, Inc.                                                        700              4,466
 *Spherion Corp.                                                             15,600            152,880
 *Spinnaker Exploration Co.                                                   8,768            572,287
 *Sport Chalet, Inc. Class A                                                  1,050              8,873
 *Sport Chalet, Inc. Series B                                                   150              1,421
 *Sport Supply Group, Inc.                                                      300              1,445
 *SRI/Surgical Express, Inc.                                                    400              2,430
  Stage Stores, Inc.                                                          5,250            157,028
 *Standard Management Corp.                                                     700              1,297
 *Standard Microsystems Corp.                                                 4,600            137,540
  Standard Motor Products, Inc.                                               4,600             40,894
  Standard Register Co.                                                       2,600             38,532
  Starrett (L.S.) Co. Class A                                                   200              3,650
  State Auto Financial Corp.                                                    800             27,544
  Steel Dynamics, Inc.                                                        9,200            318,504
  Steel Technologies, Inc.                                                    3,200             84,768
 *Steinway Musical Instruments, Inc.                                          1,600             40,000
 *Stellent, Inc.                                                              6,100             63,623
  Stepan Co.                                                                  1,900             49,077
  Stephan Co.                                                                   200                628
  Sterling Financial Corp./Spokane                                            7,100            185,310
  Stewart Enterprises, Inc.                                                  26,000            132,600
  Stewart Information Services Corp.                                          4,100            207,296
 *Stifel Financial Corp.                                                        149              5,579
 *Stillwater Mining Co.                                                      19,100            204,179
 *Stone Energy Corp.                                                          6,600            293,040
 *Stoneridge, Inc.                                                            5,800             35,090
 *StorageNetworks, Inc. Escrow Shares                                        10,100                274
 *Strategic Diagnostics, Inc.                                                 3,500             11,550

                                                                             SHARES             VALUE+
                                                                             ------             ------
 *Strategic Distribution, Inc.                                                  200        $     2,050
 *Stratos International, Inc.                                                 3,561             21,295
 *Stratus Properties, Inc.                                                      650             13,027
  Stride Rite Corp.                                                           7,000             96,180
  Sturm Ruger & Co., Inc.                                                       300              2,115
  Summa Industries, Inc.                                                        200              1,594
 *SumTotal Systems, Inc.                                                      1,793              7,782
 *Sun Bancorp, Inc.                                                           4,035             80,014
 *SunCom Wireless Holdings, Inc.                                             13,800             35,190
 *Sunrise Senior Living, Inc.                                                 9,500            317,300
  Sunrise Telecom, Inc.                                                       6,000             10,560
 *Suntron Corp.                                                                 325                390
 #Superior Industries International, Inc.                                     6,500            148,265
  Superior Uniform Group, Inc.                                                1,100             12,100
  Supreme Industries, Inc.                                                      520              4,082
  SureWest Communications                                                     3,200             90,560
  Susquehanna Bancshares, Inc.                                               11,400            279,528
 *Swift Energy Corp.                                                          4,900            226,331
  SWS Group, Inc.                                                             4,100             84,542
 *Sycamore Networks, Inc.                                                    64,400            262,108
 *Sykes Enterprises, Inc.                                                     5,400             74,520
  Syms Corp.                                                                  3,600             50,868
 *Synalloy Corp.                                                              1,000             10,165
 *SYNNEX Corp.                                                                6,900            107,985
 *Synovis Life Technologies, Inc.                                             2,600             21,164
  Sypris Solutions, Inc.                                                      5,500             60,775
 *Systemax, Inc.                                                              7,600             44,992
 *T-3 Energy Services, Inc.                                                     100              1,042
 *Tag-It Pacific, Inc.                                                        3,300              2,046
 *TALK America Holdings, Inc.                                                 6,792             65,203
  Tandy Brand Accessories, Inc.                                                 500              6,095
 *Tarrant Apparel Group                                                       3,400              4,080
  Tasty Baking Co.                                                            2,500             19,500
 *TB Wood's Corp.                                                               700              4,638
 *TeamStaff, Inc.                                                             2,200              2,750
  Technitrol, Inc.                                                            8,400            148,680
 *TechTeam Global, Inc.                                                       2,800             25,704
  Tecumseh Products Co. Class A                                               3,400             75,888
  Tecumseh Products Co. Class B                                                 100              2,034
 *Teleglobe International Holdings, Ltd.                                      1,225              5,353
 *Telular Corp.                                                               2,400              7,608
 *Terayon Communication Systems, Inc.                                        10,000             20,700
 *Terra Industries, Inc.                                                     21,300            128,013
  Tesoro Petroleum Corp.                                                        200             11,014
  Texas Industries, Inc.                                                      5,600            279,328
  The Marcus Corp.                                                            5,000            121,300
  The Pep Boys - Manny, Moe & Jack                                           15,100            216,685
  The Phoenix Companies, Inc.                                                24,100            327,760
 *The Rowe Companies                                                            300                780
 *The Sports Authority, Inc.                                                  5,800            182,526
 *The Sports Club Co., Inc.                                                   1,900              1,264
 *Theragenics Corp.                                                           7,800             23,712
 *TheStreet.com, Inc.                                                         1,200              5,952
 *Third Wave Technologies, Inc.                                                  87                238
 *Tier Technologies, Inc. Class B                                             6,000             49,920
  TierOne Corp.                                                               3,300             98,901
 *TII Network Technologies, Inc.                                              1,200              3,984
  Timberland Bancorp, Inc.                                                      200              4,672
 *Timco Aviation Services, Inc.                                                   9                 54
 *Time Warner Telecom, Inc.                                                     213              2,002
 *Titan Pharmaceuticals, Inc.                                                 5,600              8,456
  Todd Shipyards Corp.                                                          600        $    13,860
 *Tollgrade Communications, Inc.                                              2,900             31,610
*#Tower Automotive, Inc.                                                      4,800                496
  Traffix, Inc.                                                               2,100             11,466
 *Trailer Bridge, Inc.                                                        1,000              9,250
 *Trans World Entertainment Corp.                                             8,600             56,158
 *Transmeta Corp.                                                               600                732
 *TransMontaigne, Inc.                                                       11,200             69,888
 *Transport Corporation of America, Inc.                                      1,100             10,615
 *Transtechnology Corp.                                                         500              3,850
 *TRC Companies, Inc.                                                         3,500             40,495
  Tredegar Industries, Inc.                                                   9,419            117,738
 *Trenwick Group, Ltd.                                                        1,225                  2
 *Triad Guaranty, Inc.                                                        2,800            121,408
  Trinity Industries, Inc.                                                   10,000            416,400
 *Tripos, Inc.                                                                  200                610
 *Triquint Semiconductor, Inc.                                               34,100            153,450
 *Triumph Group, Inc.                                                         3,800            144,210
 *Trump Entertainment Resorts, Inc.                                               2                 36
 *TTM Technologies, Inc.                                                      8,400             76,776
 *Tumbleweed Communications Corp.                                               400              1,164
 *Tut Systems, Inc.                                                             130                398
 *Tweeter Home Entertainment Group, Inc.                                      5,700             32,034
  Twin Disc, Inc.                                                               200              8,400
 *U.S. Concrete, Inc.                                                         6,200             50,964
 *U.S. Xpress Enterprises, Inc. Class A                                       1,000             15,200
  UICI                                                                        5,700            203,034
  UMB Financial Corp.                                                         4,795            318,292
  Umpqua Holdings Corp.                                                      10,000            264,200
 *Unico American Corp.                                                          500              4,495
 *Unifi, Inc.                                                                12,800             36,736
  Unifirst Corp.                                                              2,000             61,800
 *United America Indemnity, Ltd.                                              2,753             52,169
 *United American Healthcare Corp.                                              700              1,988
  United Auto Group, Inc.                                                    11,890            423,522
  United Community Financial Corp.                                            7,600             89,604
  United Fire & Casualty Co.                                                    346             15,812
 *United Rentals, Inc.                                                       19,600            414,736
 *United Retail Group, Inc.                                                   3,000             30,930
 *Universal Compression Holdings, Inc.                                        8,214            331,681
  Universal Corp.                                                             5,800            234,204
 *Universal Stainless & Alloy Products, Inc.                                    800             11,333
  Unizan Financial Corp.                                                      2,527             66,536
 *Urologix, Inc.                                                                200                868
 *URS Corp.                                                                  10,700            450,684
  USEC, Inc.                                                                 22,130            243,430
 *Vail Resorts, Inc.                                                          3,231            120,387
 *Verilink Corp.                                                                500                415
 *Veritas DGC, Inc.                                                           3,800            124,260
 *Verity, Inc.                                                                8,200            108,076
 *Verso Technologies, Inc.                                                       18                 22
 *Vesta Insurance Group, Inc.                                                 9,000              9,000
  Viad Corp.                                                                  4,300            130,935
 *Viasys Healthcare, Inc.                                                     5,500            150,150
 *Vical, Inc.                                                                 4,900             25,235
 *Vicon Industries, Inc.                                                        200                620
 *Vignette Corp.                                                              6,550            116,001
 *Virco Manufacturing Corp.                                                     547              3,307
  Visteon Corp.                                                              31,400            212,264

                                                                             SHARES             VALUE+
                                                                             ------             ------
 *Vitesse Semiconductor, Inc.                                                31,800       $     67,098
 *Vitria Technology, Inc.                                                     4,700             13,066
 *Volt Information Sciences, Inc.                                             4,900             96,481
*#Vyyo, Inc.                                                                  1,100              6,138
 *Warnaco Group, Inc.                                                        11,000            270,270
  Washington Group International, Inc.                                        5,800            299,918
  Waste Industries USA, Inc.                                                  2,900             40,426
 *WatchGuard Technologies, Inc.                                               8,700             30,972
 *Water Pik Technologies, Inc.                                                1,000             20,860
  Wausau-Mosinee Paper Corp.                                                 12,329            145,729
 *WCI Communities, Inc.                                                      10,100            259,368
 *Webco Industries, Inc.                                                        100              7,025
 *webMethods, Inc.                                                            2,903             23,456
  Weis Markets, Inc.                                                          5,600            235,760
  Wellman, Inc.                                                               9,200             71,208
 *Wells-Gardner Electronics Corp.                                               279                558
  Wesbanco, Inc.                                                              4,700            150,400
 *West Marine, Inc.                                                           4,300             57,104
 *Westaff, Inc.                                                               2,400             11,184
  Westbank Corp.                                                                902             13,738
 *Western Metals Corp.                                                        1,000              2,730
 *Western Power & Equipment Corp.                                               112                196
 *White Electronics Designs Corp.                                             6,000             30,300
*#Whitehall Jewelers, Inc.                                                    3,500              3,763
 *Whiting Petroleum Corp.                                                     4,700            194,815
 *Wickes, Inc.                                                                1,200                  4
 *Willis Lease Finance Corp.                                                    800              7,040
  Willow Grove Bancorp, Inc.                                                  1,500             23,520
 *Wilshire Enterprises, Inc.                                                    515              3,986
 *Wilsons The Leather Experts, Inc.                                           4,000             17,800
*#Winn-Dixie Stores, Inc.                                                    15,600              9,477
  Wireless Telecom Group, Inc.                                                3,500              8,190
 *Wolverine Tube, Inc.                                                        3,900             20,124
  Woodhead Industries, Inc.                                                   3,000             38,940
  Worthington Industries, Inc.                                                8,700            176,523
 *Xanser Corp.                                                                5,300             15,900
 *Xeta Corp.                                                                  1,200       $      2,580
 *Zapata Corp.                                                                1,840             11,224
 *Zhone Technologies, Inc.                                                   24,245             53,581
 *Zoll Medical Corp.                                                          2,300             59,823
 *Zomax, Inc.                                                                10,300             22,660
 *Zones, Inc.                                                                   500              2,560
 *Zoran Corp.                                                                10,731            181,569
 *Zygo Corp.                                                                  3,900             54,951
                                                                                          ------------
TOTAL COMMON STOCKS                                                                         77,475,684
                                                                                          ------------

RIGHTS/WARRANTS -- (0.0%)
 *Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                           62                  0
 *Trump Entertainment Resorts, Inc.
     Warrants 05/23/06                                                          189                671
                                                                                          ------------
TOTAL RIGHTS/WARRANTS                                                                              671
                                                                                          ------------

                                                                           FACE
                                                                          AMOUNT
                                                                          ------
                                                                           (000)
TEMPORARY CASH INVESTMENTS -- (2.7%)
~  Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%,
     12/01/05 (Collateralized by $1,125,000 U.S. Treasury Note 4.50%,
     11/15/10, valued at $1,131,935) to be repurchased at $1,107,293   $      1,107          1,107,172
   Repurchase Agreement, PNC Capital
     Markets, Inc. 3.88%, 12/01/05 (Collateralized by $1,081,000
     FHLMC Notes 4.00%, 09/22/09, valued at $1,059,380) to be
     repurchased at $1,043,112                                                1,043          1,043,000
                                                                                          ------------
TOTAL TEMPORARY CASH INVESTMENTS                                                             2,150,172
                                                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $69,130,345)                                                                      $ 79,626,527
                                                                                          ============

                 See accompanying Notes to Financial Statements.

                            VA LARGE VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                                             SHARES             VALUE+
                                                                             ------             ------
COMMON STOCKS -- (95.6%)
 *3Com Corp.                                                                 16,400        $    59,368
  A.G. Edwards, Inc.                                                          3,200            141,024
  Aetna, Inc.                                                                 1,700            157,233
 *AGCO Corp.                                                                  5,200             88,036
 *Agere Systems, Inc. Class A                                                 1,715             22,604
  Albertson's, Inc.                                                          20,800            488,800
 *Allegheny Corp.                                                               114             33,538
  Alliant Energy Corp.                                                        5,000            141,750
 *Allied Waste Industries, Inc.                                              19,600            164,836
  Allmerica Financial Corp.                                                   3,101            123,885
  Allstate Corp.                                                             34,900          1,957,890
  AMBAC Financial Group, Inc.                                                 6,500            498,485
  Amerada Hess Corp.                                                          4,400            539,088
  American Financial Group, Inc.                                              5,200            193,180
  American Greetings Corp. Class A                                            3,000             78,600
  American National Insurance Co.                                             1,610            188,595
 *American Tower Corp.                                                        1,100             30,019
 *AmeriCredit Corp.                                                           7,700            190,960
  AmerisourceBergen Corp.                                                     5,500            441,925
  AmerUs Group Co.                                                            2,600            152,698
  Anadarko Petroleum Corp.                                                   12,700          1,150,747
 *Andrew Corp.                                                                8,700             95,091
  Apache Corp.                                                                5,354            349,509
 *Applied Micro Circuits Corp.                                                8,100             21,384
  Archer-Daniels-Midland Co.                                                 44,532          1,049,619
 *Arrow Electronics, Inc.                                                     6,300            195,300
  Ashland, Inc.                                                               5,400            301,050
  Astoria Financial Corp.                                                     4,500            127,260
 *AT&T, Inc.                                                                112,941          2,813,360
 *AutoNation, Inc.                                                           36,000            745,920
 *Avnet, Inc.                                                                 6,300            141,750
  AVX Corp.                                                                   8,100            110,970
  Barnes & Noble, Inc.                                                        1,600             64,544
  Bear Stearns Companies, Inc.                                                6,910            766,941
  Belo Corp. Class A                                                          6,500            141,700
 #Blockbuster, Inc. Class A                                                   2,000              7,500
  Borders Group, Inc.                                                           800             16,312
  BorgWarner, Inc.                                                            2,800            168,000
 #Bowater, Inc.                                                               2,700             83,835
  Burlington Northern Santa Fe Corp.                                         24,600          1,628,028
  Capital One Financial Corp.                                                 1,025             85,172
 *Cavco Industries, Inc.                                                        350             13,738
  Cendant Corp.                                                              14,900            264,773
 #Chesapeake Energy Corp.                                                     7,900            228,705
  Chubb Corp.                                                                 6,200            600,408
 *Ciena Corp.                                                                 8,700             26,013
 *Cincinnati Bell, Inc.                                                       2,800             10,920
  Cincinnati Financial Corp.                                                 11,785            524,786
  Circuit City Stores, Inc.                                                  10,700            223,951
  CIT Group, Inc.                                                             8,700            430,650
  Clear Channel Communications, Inc.                                         31,062          1,011,379
 *CNA Financial Corp.                                                        14,300            486,915
  Coca-Cola Enterprises, Inc.                                                29,300            563,146
*#Comcast Corp. Class A                                                      46,732          1,233,725
 *Comcast Corp. Special Class A Non-Voting                                   26,900            700,476
  Commercial Federal Corp.                                                    3,200            110,208
 *Computer Sciences Corp.                                                     9,900            497,277
 *Compuware Corp.                                                            13,200            121,836
  ConocoPhillips                                                             11,600            701,916
 *Convergys Corp.                                                             4,400        $    73,040
  Corn Products International, Inc.                                           4,000             89,000
 *Corning, Inc.                                                              10,600            214,650
  Countrywide Financial Corp.                                                33,298          1,159,103
 *Crown Castle International Corp.                                            5,500            150,700
  CSX Corp.                                                                  14,100            685,824
  Cytec Industries, Inc.                                                      1,600             72,464
  Dana Corp.                                                                  8,700             60,639
 *Del Monte Foods Co.                                                         4,200             41,496
 #Devon Energy Corp.                                                          1,000             60,200
  Dillards, Inc. Class A                                                      4,700             98,559
 *Discovery Holding Co. Class A                                              14,210            221,818
  Disney (Walt) Co.                                                          19,900            496,107
  Electronic Data Systems Corp.                                              27,900            643,095
*#Emdeon Corp.                                                                  800              6,120
 *Expedia, Inc.                                                              16,550            410,275
  Federated Department Stores, Inc.                                          13,016            838,621
  Fidelity National Financial, Inc.                                           6,700            253,394
  Fidelity National Title Group, Inc.                                         1,172             26,722
  First American Corp.                                                        5,200            244,660
  Ford Motor Co.                                                             93,800            762,594
*#Forest Oil Corp.                                                            4,100            183,721
  GATX Corp.                                                                  3,800            143,032
 #General Motors Corp.                                                       32,700            716,130
  Georgia-Pacific Corp.                                                      16,139            763,213
 *Goodyear Tire & Rubber Co.                                                  3,700             63,381
  Harrahs Entertainment, Inc.                                                 3,405            231,846
  Hartford Financial Services Group, Inc.                                    15,900          1,389,183
  Hearst-Argyle Television, Inc.                                              3,200             76,928
  Hewlett-Packard Co.                                                        14,400            427,248
  Horton (D.R.), Inc.                                                        19,976            707,949
  Hughes Supply, Inc.                                                         3,000            116,220
 *Humana, Inc.                                                                1,400             64,162
 *IAC/InterActiveCorp                                                        16,550            456,946
  IKON Office Solutions, Inc.                                                 2,900             29,174
  Independence Community Bank Corp.                                           5,100            202,164
 *Ingram Micro, Inc.                                                          9,200            172,776
  Instinet Group, Inc.                                                          900              4,563
  International Paper Co.                                                    29,463            928,968
  Intersil Corp.                                                              8,400            215,460
 *Invitrogen Corp.                                                            2,000            133,300
  Janus Capital Group, Inc.                                                  14,300            274,131
 *JDS Uniphase Corp.                                                         35,700             91,749
  JPMorgan Chase & Co.                                                       24,400            933,300
 *Kansas City Southern                                                        5,400            134,838
  Kennametal, Inc.                                                            1,200             65,748
  Kerr-McGee Corp.                                                            7,610            657,885
  KeyCorp                                                                    21,700            719,572
  Kraft Foods, Inc.                                                          25,200            729,288
 *La Quinta Corp.                                                             4,100             44,936
  LaFarge North America, Inc.                                                 5,900            324,500
  Laidlaw International, Inc.                                                 7,000            151,340
  Lear Corp.                                                                  3,900            108,576
  Lehman Brothers Holdings, Inc.                                              1,200            151,200
*#Level 3 Communications, Inc.                                                6,800             23,120
 *Liberty Global, Inc. Class A                                                6,890            153,716
 *Liberty Global, Inc. Series C                                               6,890            143,105
 *Liberty Media Corp. Class A                                               149,600          1,148,928
  Lincoln National Corp.                                                     11,300            587,374
  Loews Corp.                                                                12,800          1,236,224

                                                                             SHARES             VALUE+
                                                                             ------             ------
  Louisiana-Pacific Corp.                                                     7,000       $    188,790
 *LSI Logic Corp.                                                            20,100            165,021
  Lubrizol Corp.                                                              2,000             84,420
 *Lucent Technologies, Inc.                                                  92,100            256,959
  Lyondell Chemical Co.                                                       5,100            129,693
  Marathon Oil Corp.                                                         19,040          1,128,882
  MBIA, Inc.                                                                  8,500            525,130
  McKesson Corp.                                                              5,900            296,770
  MeadWestavco Corp.                                                         12,941            362,219
 *Medco Health Solutions, Inc.                                               11,700            627,705
  MetLife, Inc.                                                              46,500          2,391,960
  MGIC Investment Corp.                                                       5,700            371,070
 *MGM Mirage                                                                  3,700            141,007
 *Micron Technology, Inc.                                                    34,600            493,396
 *Millennium Pharmaceuticals, Inc.                                           18,900            198,639
  Motorola, Inc.                                                              4,000             96,360
  Nationwide Financial Services, Inc.                                         3,600            151,740
  New York Community Bancorp, Inc.                                           17,300            288,045
  Norfolk Southern Corp.                                                     25,300          1,119,272
  North Fork Bancorporation, Inc.                                            31,600            853,200
  Northrop Grumman Corp.                                                     22,623          1,297,882
 #Odyssey Re Holdings Corp.                                                   1,900             48,716
  OfficeMax, Inc.                                                             4,800            140,064
  Old Republic International Corp.                                           11,625            309,225
  Overseas Shipholding Group, Inc.                                            2,100            107,016
 *Owens-Illinois, Inc.                                                        3,900             84,825
 *PacifiCare Health Systems, Inc.                                             3,000            258,120
  PepsiAmericas, Inc.                                                         4,700            107,442
  Phelps Dodge Corp.                                                          4,624            627,338
 *PHH Corp.                                                                     340              9,812
  PMI Group, Inc.                                                             6,600            267,960
  Pogo Producing Co.                                                          4,000            196,000
  Principal Financial Group, Inc.                                            16,200            820,854
  Protective Life Corp.                                                       4,500            198,810
  Prudential Financial, Inc.                                                 21,800          1,687,320
  Pulte Homes, Inc.                                                           9,300            387,159
  Questar Corp.                                                               4,700            350,432
 *Qwest Communications International, Inc.                                   53,900            282,436
  Radian Group, Inc.                                                          5,200            294,112
 *Radio One, Inc. Class A                                                     1,000             11,140
  Raytheon Co.                                                               21,200            814,504
  Reinsurance Group of America, Inc.                                          3,800            179,664
  Reynolds American, Inc.                                                     6,046            538,215
 *Rite Aid Corp.                                                              8,500             31,365
  Rohm & Haas Co.                                                               900             39,420
  Ryder System, Inc.                                                          4,500            190,935
  Sabre Holdings Corp.                                                        1,900             43,453
  Safeco Corp.                                                                7,800            438,750
  Saks, Inc.                                                                 10,000            165,300
 *Sanmina-SCI Corp.                                                          27,400            113,436
 *Sears Holdings Corp.                                                        3,588            412,692
  Service Corp. International                                                10,300             84,563
 *Smithfield Foods, Inc.                                                      2,400             70,152
 *Smurfit-Stone Container Corp.                                              12,963            164,241
 *Solectron Corp.                                                            57,100            204,989
  South Financial Group, Inc.                                                 1,726             51,210
  Southwest Airlines Co.                                                     24,800            409,200
  Sovereign Bancorp, Inc.                                                    17,700            386,922
  Sprint Nextel Corp.                                                        34,400            861,376
  StanCorp Financial Group, Inc.                                              1,900            195,776
  Steelcase, Inc. Class A                                                     1,200             17,748
 *Sun Microsystems, Inc.                                                     22,000             82,940
  Sunoco, Inc.                                                                6,600            509,520
  Supervalu, Inc.                                                            10,000       $    327,200
 *Tech Data Corp.                                                             3,900            153,309
  Telephone & Data Systems, Inc.                                              3,000            109,650
  Telephone & Data Systems, Inc. Special Shares                               3,000            105,150
 *Tellabs, Inc.                                                              24,100            247,266
  Temple-Inland, Inc.                                                         5,800            242,846
 *Tenet Healthcare Corp.                                                     23,200            181,424
  The St. Paul Travelers Companies,Inc                                       42,012          1,954,818
 *Thermo Electron Corp.                                                       3,500            107,975
  Tidewater, Inc.                                                             3,000            135,600
  Time Warner, Inc.                                                         187,300          3,367,654
  Torchmark Corp.                                                             1,800             97,416
  Transatlantic Holdings, Inc.                                                1,700            118,915
 *Triad Hospitals, Inc.                                                       4,700            200,502
  Tribune Co.                                                                17,500            559,475
  Tyson Foods, Inc. Class A                                                  15,881            267,277
  Union Pacific Corp.                                                        16,400          1,255,256
 *Unisys Corp.                                                                4,900             30,135
 *United States Cellular Corp.                                                3,700            187,960
  Unitrin, Inc.                                                               4,700            222,686
 *Univision Communications, Inc. Class A                                     14,500            438,335
  UnumProvident Corp.                                                        19,612            431,464
  Valero Energy Corp.                                                        10,900          1,048,580
  Valhi, Inc.                                                                 6,500            114,205
 *VeriSign, Inc.                                                              5,800            128,934
  Verizon Communications, Inc.                                               23,300            745,134
  Viacom, Inc. Class A                                                        2,000             66,960
  Viacom, Inc. Class B                                                       88,900          2,969,260
 *Vishay Intertechnology, Inc.                                               10,200            130,866
 *Vitesse Semiconductor, Inc.                                                 2,100              4,431
 *Watson Pharmaceuticals, Inc.                                                6,700            223,512
  Webster Financial Corp.                                                     1,700             81,362
  Weis Markets, Inc.                                                          1,700             71,570
  Wesco Financial Corp.                                                         400            143,600
  Weyerhaeuser Co.                                                           14,900            988,019
  Worthington Industries, Inc.                                                2,100             42,609
 *Xerox Corp.                                                                 2,000             28,400
                                                                                          ------------
TOTAL COMMON STOCKS                                                                         85,715,370
                                                                                          ------------

                                                                           FACE
                                                                          AMOUNT
                                                                          ------
                                                                           (000)
TEMPORARY CASH INVESTMENTS -- (4.4%)
~  Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%,
     12/01/05 (Collateralized by $2,685,000 U.S. Treasury Note 4.50%,
     11/15/10, valued at $2,701,552) to be repurchased at $2,647,718    $     2,647          2,647,428
   Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
     (Collateralized by $1,365,000 FHLMC Notes 4.00%, 09/22/09, valued
     at $1,337,700) to be repurchased at $1,317,142                           1,317          1,317,000
                                                                                          ------------
TOTAL TEMPORARY CASH INVESTMENTS                                                             3,964,428
                                                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $74,380,689)                                                                      $ 89,679,798
                                                                                          ============

                 See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2005

                                                                             SHARES            VALUE++
                                                                             ------            -------
UNITED KINGDOM -- (20.8%)
COMMON STOCKS -- (20.8%)
  Alliance & Leicester P.L.C.                                                 5,000        $    76,874
  Amvescap P.L.C.                                                            18,100            123,312
  Anglo America P.L.C.                                                       38,878          1,216,772
  Associated British Foods P.L.C.                                            21,663            305,654
  Associated British Ports Holdings P.L.C.                                    8,200             81,096
  Aviva P.L.C.                                                               59,326            701,660
  AWG P.L.C.                                                                  1,017             17,587
  BAA P.L.C.                                                                 30,621            336,051
  BAE Systems P.L.C.                                                         81,838            477,186
  Barclays P.L.C.                                                               290              2,945
  Barratt Developments P.L.C.                                                 6,000             93,697
  BBA Group P.L.C.                                                            7,833             42,295
  BPB P.L.C.                                                                  6,900             91,609
 *British Airways P.L.C.                                                     35,189            189,398
  British Land Co. P.L.C.                                                    13,595            229,975
  Brixton P.L.C.                                                              6,000             41,818
  Cable and Wireless P.L.C.                                                  57,147            117,370
  Carnival P.L.C.                                                             2,710            151,590
 *Castle Acquistions P.L.C.                                                       1                 60
 *Colt Telecom Group P.L.C.                                                  60,600             60,403
 *Cookson Group P.L.C.                                                        2,740             18,103
  Corus Group P.L.C.                                                         69,902             66,966
  De Vere Group P.L.C.                                                          803              9,202
  DS Smith P.L.C.                                                             9,600             24,934
 *Easyjet P.L.C.                                                              6,000             34,065
  Friends Provident P.L.C.                                                   39,000            128,152
  GKN P.L.C.                                                                 17,346             85,007
  Great Portland Estates P.L.C.                                               4,386             30,200
  Greene King P.L.C.                                                          3,858             46,274
  Hammerson P.L.C.                                                            6,600            108,776
  Hanson P.L.C.                                                              19,898            204,092
  HBOS P.L.C.                                                                22,229            334,320
 *Henderson Group P.L.C.                                                     12,500             13,731
  Hilton Group P.L.C.                                                        42,319            243,431
  Intercontinental Hotels Group P.L.C.                                       11,577            156,248
  International Power P.L.C.                                                 50,042            211,373
 *Invensys P.L.C.                                                            12,650              3,819
  ITV P.L.C.                                                                 47,450             88,775
  Johnson Matthey P.L.C.                                                      3,193             68,651
  Kelda Group P.L.C.                                                          3,261             41,222
  Kingfisher P.L.C.                                                          19,238             74,576
  Land Securities Group P.L.C.                                               12,669            338,748
  Liberty International P.L.C.                                                5,856             98,793
 *Lonrho Africa P.L.C.                                                        1,587                330
  Millennium and Copthorne Hotels P.L.C.                                      3,625             23,565
  Mitchells & Butlers P.L.C.                                                 10,364             66,451
  Morrison (Wm.) Supermarkets P.L.C.                                         18,073             55,281
  Northern Rock P.L.C.                                                        4,000             57,424
  O2 P.L.C.                                                                 208,000            701,990
  Pearson P.L.C.                                                             19,974            231,222
  Peninsular & Oriental Steam Navigation P.L.C.                              10,807             81,910
  Pilkington P.L.C.                                                          10,732             27,597
  Resolution P.L.C.                                                           2,600             28,960
 *Rolls Royce Group P.L.C.                                                   40,481        $   272,189
  Rolls Royce Group P.L.C. Class B                                        1,352,065              2,397
  Royal & Sun Alliance Insurance Group P.L.C.                                72,815            142,523
  Royal Bank of Scotland Group P.L.C.                                         7,598            216,091
  Sainsbury (J.) P.L.C.                                                      48,518            237,901
  Schroders P.L.C.                                                            5,000             76,423
  Scottish & Newcastle P.L.C.                                                10,790             88,336
  Scottish Power P.L.C.                                                      36,334            332,925
  Severn Trent P.L.C.                                                         2,995             51,870
 *Shire P.L.C.                                                               11,000            134,215
  Signet Group P.L.C.                                                        25,363             45,114
  Slough Estates P.L.C.                                                      11,282            106,071
  Smith (WH) P.L.C.                                                           2,880             19,433
  Somerfield P.L.C.                                                          13,582             45,830
  Stanley Leisure P.L.C.                                                      1,865             21,263
  Tate & Lyle P.L.C.                                                          4,000             37,828
  Taylor Woodrow P.L.C.                                                      14,195             83,293
 *The Berkeley Group Holdings P.L.C.                                          3,170             55,453
 *Thus Group P.L.C.                                                           7,258              1,974
  Trinity Mirror P.L.C.                                                       5,830             61,098
  Uniq P.L.C.                                                                 1,300              2,518
  United Utilities P.L.C.                                                     4,670             52,075
  Vodafone Group P.L.C.                                                   1,089,052          2,343,190
  Westbury P.L.C.                                                             3,082             29,190
  Whitbread P.L.C.                                                            7,714            125,285
  Wilson Bowden P.L.C.                                                        4,000             89,351
  Wimpey (George) P.L.C.                                                      6,957             52,533
  Wincanton P.L.C.                                                            1,300              7,954
  Wolverhampton & Dudley Breweries P.L.C.                                     1,800             38,829
  Woolworths Group P.L.C.                                                    35,855             22,448
  WPP Group P.L.C.                                                           13,453            132,041
  Xstrata P.L.C.                                                              1,004             22,769
                                                                                           -----------
TOTAL -- UNITED KINGDOM                                                                     13,011,950
                                                                                           -----------
JAPAN -- (16.2%)
COMMON STOCKS -- (16.2%)
  Aichi Steel Corp.                                                           4,000             27,821
  AIOI Insurance Co., Ltd.                                                    8,500             53,111
  Aisin Seiki Co., Ltd.                                                       6,900            212,473
  Amada Co., Ltd.                                                             8,000             66,195
  Aoyama Trading Co., Ltd.                                                    1,100             34,210
  Asahi Breweries, Ltd.                                                       8,000             95,407
 *Ashikaga Financial Group, Inc.                                              9,000                  0
  Autobacs Seven Co., Ltd.                                                      600             26,866
  Bank of Kyoto, Ltd.                                                         5,000             55,091
  Canon Sales Co., Inc.                                                       2,000             41,730
  Chiba Bank, Ltd.                                                           10,000             81,683
  Chudenko Corp.                                                              1,030             16,367
  Chugoku Bank, Ltd.                                                          5,400             74,100
  Citizen Watch Co., Ltd.                                                     3,000             24,715
  Coca-Cola West Japan Co., Ltd.                                              1,000             21,813
  Cosmo Oil Co., Ltd.                                                        10,000             44,719
  Dai Nippon Ink & Chemicals, Inc.                                           12,000             43,509
  Dai Nippon Printing Co., Ltd.                                              13,000            221,503
  Daicel Chemical Industries, Ltd.                                            4,000             25,655
  Daihatsu Motor Co., Ltd.                                                    6,000             55,626

                                                                             SHARES            VALUE++
                                                                             ------            -------
  Daishi Bank, Ltd.                                                           5,000        $    23,463
  Daiwa House Industry Co., Ltd.                                              7,000             97,109
  Ebara Corp.                                                                 7,000             28,840
  Ezaki Glico Co., Ltd.                                                       2,200             22,458
  Fuji Electric Holdings Co., Ltd.                                           12,000             55,225
  Fuji Heavy Industries, Ltd.                                                 6,000             32,045
  Fuji Photo Film Co., Ltd.                                                   9,400            299,980
  Fujikura, Ltd.                                                              6,000             45,904
  Fukuoka Bank, Ltd.                                                         11,000             82,345
  Fukuyama Transporting Co., Ltd.                                             4,000             15,303
  Gunma Bank, Ltd.                                                           12,000             81,408
  Gunze, Ltd.                                                                 4,000             22,589
  Hachijuni Bank, Ltd.                                                        9,000             67,302
  Heiwa Corp.                                                                 1,800             24,056
  Higo Bank, Ltd.                                                             3,000             22,960
  Hiroshima Bank, Ltd.                                                       11,000             66,730
  Hitachi Cable, Ltd.                                                         5,000             20,777
  Hitachi Koki Co., Ltd.                                                      2,000             31,565
  Hitachi Maxell, Ltd.                                                        2,300             28,400
  Hitachi Transport System, Ltd.                                              2,000             19,771
  Hitachi, Ltd.                                                              68,000            458,054
  Hokkoku Bank, Ltd.                                                          5,000             22,318
  House Foods Corp.                                                           2,000             27,932
  Hyakugo Bank, Ltd.                                                          4,000             27,146
  Hyakujishi Bank, Ltd.                                                       3,000             18,836
  Iyo Bank, Ltd.                                                              7,000             71,380
  JS Group Corp.                                                              4,848             89,494
  Juroku Bank, Ltd.                                                           5,000             35,901
  Kagoshima Bank, Ltd.                                                        5,000             39,753
  Kamigumi Co., Ltd.                                                          4,000             32,818
  Kandenko Co., Ltd.                                                          3,000             22,264
  Katokichi Co., Ltd.                                                         3,200             20,673
  Kinden Corp.                                                                2,000             17,511
  Kirin Brewery Co., Ltd.                                                    17,000            182,194
  Kiyo Bank, Ltd.                                                             5,000             11,983
  Kokuyo Co., Ltd.                                                            2,000             29,862
  Komori Corp.                                                                1,000             19,076
  Konica Minolta Holdings, Inc.                                               5,000             45,659
  Kuraray Co., Ltd.                                                           6,000             59,220
  Kyocera Corp.                                                               3,500            238,453
  Mabuchi Motor Co., Ltd.                                                       400             22,178
  Maeda Corp.                                                                 2,000             13,094
  Makita Corp.                                                                2,000             49,124
  Marubeni Corp.                                                             22,000            108,467
  Marui Co., Ltd.                                                             6,000            112,581
  Maruichi Steel Tube, Ltd.                                                   2,000             41,385
  Matsushita Electric Industrial Co., Ltd.                                   42,818            860,646
  Matsushita Electric Works, Ltd.                                             4,000             38,083
  Meiji Seika Kaisha, Ltd. Tokyo                                              6,000             30,882
  Millea Holdings, Inc.                                                          12            197,498
  Mitsubishi Gas Chemical Co., Inc.                                           5,000             40,851
  Mitsubishi Heavy Industries, Ltd.                                          64,000            268,611
*#Mitsubishi Motors Corp.                                                    14,000             29,458
  Mitsui Chemicals, Inc.                                                     14,000             77,321
  Mitsui Sumitoma Insurance Co., Ltd.                                        22,500            256,402
 #Mizuho Trust & Banking Co., Ltd.                                           40,000            126,904
  Nagase & Co., Ltd.                                                          2,000             23,830
  Nanto Bank, Ltd.                                                            3,000             20,306
  NGK Spark Plug Co., Ltd.                                                    3,000             63,084
  Nichicon Corp.                                                              1,900             23,026
 #Nihon Unisys, Ltd.                                                          2,600             31,295
  Nikko Cordial Corp.                                                         3,500        $    47,568
  Nippon Kayaku Co., Ltd.                                                     4,000             31,403
  Nippon Light Metal Co., Ltd.                                                8,000             19,888
  Nippon Meat Packers, Inc., Osaka                                            5,000             51,110
  Nippon Mitsubishi Oil Corp.                                                36,100            262,457
  Nippon Paper Group, Inc.                                                       13             45,260
  Nippon Sheet Glass Co., Ltd.                                                7,000             29,266
  Nishimatsu Construction Co., Ltd.                                           4,000             16,776
  Nisshin Seifun Group, Inc.                                                  3,300             32,106
  Nisshin Steel Co., Ltd.                                                    23,000             65,307
  Nisshinbo Industries, Inc.                                                  3,000             28,359
  Nitto Boseki Co., Ltd.                                                      7,000             16,589
  NSK, Ltd.                                                                   9,000             58,320
  Obayashi Corp.                                                              9,000             63,298
  Oji Paper Co., Ltd.                                                         4,000             20,540
  Okumura Corp.                                                               4,000             22,486
  Onward Kashiyama Co., Ltd.                                                  2,000             33,152
  PanaHome Corp.                                                              4,000             25,508
  Pioneer Electronic Corp.                                                    1,100             15,169
* Resona Holdings, Inc.                                                          70            224,890
  Rinnai Corp.                                                                  900             21,612
  Sankyo-Tateyama Holdings, Inc.                                              3,000              7,225
  Sanwa Shutter Corp.                                                         3,000             16,607
*#Sanyo Electric Co., Ltd.                                                   21,000             46,791
  Sapporo Hokuyo Holdings, Inc.                                                   6             59,338
  Seiko Epson Corp.                                                           1,400             35,718
  Seino Holdings Co., Ltd.                                                    2,000             18,286
  Sekisui Chemical Co., Ltd.                                                  8,000             54,621
  Sekisui House, Ltd.                                                        13,000            154,101
  Seventy-seven (77) Bank, Ltd.                                               9,000             66,119
  SFCG Co., Ltd.                                                                180             38,097
  Shiga Bank, Ltd.                                                            4,000             27,916
  Shimachu Co., Ltd.                                                          1,200             33,596
  Shinko Securities Co., Ltd.                                                11,000             45,635
  Shizuoka Bank, Ltd.                                                         6,000             58,308
 *Sojitz Corp.                                                                  770              4,279
  Sompo Japan Insurance, Inc.                                                12,000            157,771
  Sony Corp.                                                                  9,800            362,499
  Sumitomo Corp.                                                              9,000            106,362
  Sumitomo Electric Industries, Ltd.                                         17,000            234,511
  Sumitomo Forestry Co., Ltd.                                                 3,000             26,367
  Sumitomo Mitsui Financial Group, Inc.                                           1              7,509
  Sumitomo Osaka Cement Co., Ltd.                                            10,000             27,008
  Sumitomo Trust & Banking Co., Ltd.                                         13,000            109,018
  Taiheiyo Cement Corp.                                                      11,600             46,513
  Taisho Pharmaceutical Co., Ltd.                                             2,000             35,936
  Taiyo Yuden Co., Ltd.                                                       2,000             21,972
  Tanabe Seiyaku Co., Ltd.                                                    4,000             38,527
  The Joyo Bank, Ltd.                                                        20,000            113,370
  The San-in Godo Bank, Ltd.                                                  3,000             27,761
  Toda Corp.                                                                  4,000             23,017
  Tokyo Broadcasting System, Inc.                                             3,000             69,606
  Tokyo Steel Manufacturing Co., Ltd.                                         1,500             19,412
  Tokyo Style Co., Ltd.                                                       1,000             12,298
  Tokyo Tatemono Co., Ltd.                                                    4,000             33,364
  Toppan Printing Co., Ltd.                                                  16,000            175,280
  Toto, Ltd.                                                                  3,000             26,827
  Toyo Seikan Kaisha, Ltd.                                                    5,100             76,432
  Toyota Auto Body Co., Ltd.                                                  2,000             38,324
  UFJ NICOS Co., Ltd.                                                         6,000             53,978
  UNY Co., Ltd.                                                               2,000             27,174

                                                                             SHARES            VALUE++
                                                                             ------            -------
 Victor Co. of Japan, Ltd.                                                    2,000        $    12,797
 Wacoal Corp.                                                                 2,000             27,049
 Yamaguchi Bank, Ltd.                                                         2,000             26,733
 Yamaha Corp.                                                                 2,000             31,163
 Yamato Kogyo Co., Ltd.                                                       2,000             29,990
 Yamazaki Baking Co., Ltd.                                                    5,000             39,146
 Yodogawa Steel Works, Ltd.                                                   4,000             23,300
 Yokohama Rubber Co., Ltd.                                                    8,000             42,749
                                                                                           -----------
TOTAL -- JAPAN                                                                              10,117,841
                                                                                           -----------
FRANCE -- (11.3%)
COMMON STOCKS -- (11.3%)
  Air France-KLM                                                              4,757             88,318
 *Alstom SA                                                                     362             20,508
  Arcelor SA                                                                  2,700             64,329
  Assurances Generales de France (AGF)                                        3,880            377,819
  AXA SA                                                                     36,997          1,111,078
  BNP Paribas SA                                                             17,653          1,391,064
 *Cap Gemini SA                                                               1,927             76,143
  Casino Guichard Perrachon SA                                                  450             29,524
  CNP Assurances                                                                750             56,718
  Compagnie de Saint-Gobain                                                   5,496            316,965
  Compagnie Francaise d'Etudes et de Construction Technip SA                    852             48,135
  Credit Agricole SA                                                          4,351            131,087
 *European Aeronautic Defence & Space Co.                                     4,600            169,589
  Generale des Establissements Michelin SA Series B                           2,607            141,572
  Havas SA                                                                    4,286             19,276
  Imerys SA                                                                     800             55,606
  LaFarge SA                                                                  2,114            180,656
  LaFarge SA Prime Fidelity                                                   1,786            153,926
  Lagardere S.C.A. SA                                                           550             38,851
  Peugeot SA                                                                  4,558            272,904
  PPR                                                                         2,116            227,411
  Rallye SA                                                                     400             16,735
  Remy Cointreau SA                                                             600             24,576
  Renault SA                                                                  5,526            429,470
  Schneider SA                                                                3,378            290,160
  SCOR SA                                                                     9,877             19,937
  Societe BIC SA                                                                700             40,924
  Societe des Ciments de Francais SA                                            500             57,275
  Societe Generale Paris                                                      2,000            237,166
  Sodexho Alliance SA                                                         1,144             45,487
  Suez (ex Suez Lyonnaise des Eaux)                                           8,700            247,470
  Thomson Multimedia                                                          4,117             83,874
  Unibail SA                                                                    600             74,615
  Valeo SA                                                                    1,542             56,821
  Vivendi Universal SA                                                       16,150            466,043
                                                                                           -----------
TOTAL COMMON STOCKS                                                                          7,062,032
                                                                                           -----------
RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series B Warrants 11/30/05                                          400                  5
                                                                                           -----------
TOTAL -- FRANCE                                                                              7,062,037
                                                                                           -----------
GERMANY -- (8.4%)
COMMON STOCKS -- (8.4%)
 *Aareal Bank AG                                                                500             18,831
  Allianz AG                                                                    937            136,012
  AMB Generali Holding AG                                                       434        $    39,000
  BASF AG                                                                     9,300            683,742
  Bayer AG                                                                    5,842            232,824
  Bayerische Motoren Werke AG                                                 5,219            229,327
  Bilfinger & Berger Bau AG                                                     600             26,863
  Commerzbank AG                                                             10,095            297,606
  DaimlerChrysler AG                                                         17,468            880,604
  Deutsche Bank AG                                                            7,652            746,177
  Deutsche Lufthansa AG                                                       4,920             65,950
  E.ON AG                                                                     3,101            295,012
 *GEA Group AG                                                                1,884             21,962
  Heidelberger Druckmaschinen AG                                                690             24,705
  Hochtief AG                                                                 1,200             48,665
  Hypo Real Estate Holding AG                                                 1,025             53,220
 *Infineon Technologies AG                                                    7,954             71,160
 *Lanxess AG                                                                    584             18,472
  Linde AG                                                                    1,333             95,350
  MAN AG                                                                      1,000             49,790
  Munchener Rueckversicherungs-
  Gesellschaft AG                                                             3,699            482,547
  ThyssenKrupp AG                                                             6,606            132,811
  TUI AG                                                                      1,960             37,779
 *Unicredito Italiano SpA                                                    45,460            281,598
 #Volkswagen AG                                                               5,047            263,871
                                                                                           -----------
TOTAL -- GERMANY                                                                             5,233,878
                                                                                           -----------
SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
  Baloise-Holding AG                                                          4,700            250,099
  Banque Cantonale Vaudoise                                                     110             29,538
  Ciba Spezialitaetenchemie Holding AG                                        2,500            146,403
 *Clariant AG                                                                 6,900             93,601
 *Converium Holding AG                                                        1,400             13,430
  Credit Suisse Group                                                        20,865          1,012,156
  Ems-Chemie Holding AG                                                         350             30,285
 *Fischer (Georg) AG, Schaffhausen                                              120             38,614
  Givaudan SA                                                                   252            160,203
  Helvetia Patria Holding                                                       580            110,694
  Holcim, Ltd.                                                                3,542            229,508
  Pargesa Holding SA                                                          2,500            189,633
 *PSP Swiss Property AG                                                       1,200             51,127
  Rieters Holdings AG                                                           130             37,316
  Sig Holding AG                                                                600            125,326
  St. Galler Kantonalbank                                                       260             77,249
  Sulzer AG, Winterthur                                                         170             81,800
  Swatch Group AG                                                               485             69,896
  Swiss Life AG                                                               1,200            191,341
  Swiss Reinsurance Co., Zurich                                               4,500            331,281
  Syngenta AG                                                                 2,300            251,840
 *Unaxis Holding AG                                                             500             70,151
  Valiant Holding AG                                                            600             52,235
  Valora Holding AG                                                             360             65,175
  Zurich Financial SVCS AG                                                    2,512            510,459
                                                                                           -----------
TOTAL -- SWITZERLAND                                                                         4,219,360
                                                                                           -----------
NETHERLANDS -- (5.7%)
COMMON STOCKS -- (5.7%)
  ABN AMRO Holding NV                                                         1,851             45,506
  Aegon NV                                                                   38,297            605,598
  Buhrmann NV                                                                 2,295             30,314

                                                                             SHARES            VALUE++
                                                                             ------            -------
 *Hagemeyer NV                                                               10,343        $    28,580
  Hunter Douglas NV                                                             723             38,186
  ING Groep NV                                                               37,531          1,212,442
 *Koninklijke Ahold NV                                                       26,332            197,281
  Koninklijke DSM NV                                                          3,526            130,370
  Koninklijke KPN NV                                                         17,293            170,710
  Koninklijke Philips Electronics NV                                         30,469            849,140
  Nutreco Holding NV                                                            713             30,643
  Oce NV                                                                      1,832             26,079
  Vedior NV                                                                   2,800             39,487
  VNU NV                                                                      5,488            171,093
                                                                                           -----------
TOTAL -- NETHERLANDS                                                                         3,575,429
                                                                                           -----------
SPAIN -- (5.1%)
COMMON STOCKS -- (5.1%)
  Acciona SA                                                                    679             75,107
  Acerinox SA                                                                10,000            132,631
  Arcelor SA                                                                  2,132             50,845
  Banco de Sabadell SA                                                        4,449            113,762
  Banco Pastor SA                                                             1,200             54,870
  Banco Santander Central Hispanoamerica SA                                  89,299          1,131,484
  Cementos Portland SA                                                          334             26,212
  Corporacion Mapfre Compania Internacional de Reaseguros SA                  4,300             72,033
  Ebro Puleva SA                                                              1,846             32,516
  Endesa SA                                                                  25,296            656,285
  Gas Natural SDG SA                                                          2,593             70,604
  Iberia Lineas Aereas de Espana SA                                          10,900             27,764
  Inmobiliaria Urbis SA                                                       2,296             43,044
  Repsol SA                                                                  21,824            640,795
  Sociedad General de Aguas de Barcelona SA Class A                           1,785             40,825
  Sol Melia SA                                                                3,325             40,674
                                                                                           -----------
TOTAL COMMON STOCKS                                                                          3,209,451
                                                                                           -----------
RIGHTS/WARRANTS -- (0.0%)
 *Aguas de Barcelona Rights 11/21/05                                          1,785                358
                                                                                           -----------
TOTAL -- SPAIN                                                                               3,209,809
                                                                                           -----------
AUSTRALIA -- (4.9%)
COMMON STOCKS -- (4.9%)
  Amcor, Ltd.                                                                15,788             81,431
  AMP, Ltd.                                                                  32,619            185,124
  Ansell, Ltd.                                                                2,901             23,066
  AXA Asia Pacific Holdings, Ltd.                                            48,716            182,385
  Bluescope Steel, Ltd.                                                      15,800             82,298
  Boral, Ltd.                                                                15,003             90,496
  Caltex Australia, Ltd.                                                      5,940             92,420
  Commonwealth Bank of Australia                                             17,435            537,020
  CSR, Ltd.                                                                  16,261             37,723
  Downer EDI, Ltd.                                                            7,483             38,150
  Insurance Australiz Group, Ltd.                                            22,025             85,060
  John Fairfax Holdings, Ltd.                                                 6,643             19,202
  Lend Lease Corp., Ltd.                                                     11,033            113,719
  Lion Nathan, Ltd.                                                          13,356             73,138
 *Mayne Pharma, Ltd.                                                         20,256             40,109
  Mirvac, Ltd.                                                               15,031             44,851
  National Australia Bank, Ltd.                                              14,636            348,679
  Origin Energy, Ltd.                                                         6,165             31,994
  Paperlinx, Ltd.                                                             7,150             18,008
  Publishing and Broadcasting, Ltd.                                           9,155        $   111,784
  Qantas Airways, Ltd.                                                       56,678            157,315
  Rio Tinto, Ltd.                                                            10,560            477,347
  Santos, Ltd.                                                               12,053            101,363
  Seven Network, Ltd.                                                         4,748             28,627
 *Symbion Health, Ltd.                                                       20,256             55,076
                                                                                           -----------
TOTAL -- AUSTRALIA                                                                           3,056,385
                                                                                           -----------
HONG KONG -- (3.2%)
COMMON STOCKS -- (3.2%)
  Cheung Kong Holdings, Ltd.                                                 33,000            342,189
  China Unicom, Ltd.                                                         74,000             60,431
  Great Eagle Holdings, Ltd.                                                  8,040             20,423
  Hang Lung Group, Ltd.                                                      41,000             79,683
  Henderson Land Development Co., Ltd.                                       13,000             57,235
  Hong Kong and Shanghai Hotels, Ltd.                                        18,633             20,351
  Hopewell Holdings, Ltd.                                                    14,000             34,361
  Hutchison Whampoa, Ltd.                                                    46,000            435,421
  Hysan Development Co., Ltd.                                                19,838             46,959
  I-Cable Communications, Ltd.                                                5,245              1,303
  Kerry Properties, Ltd.                                                     15,283             40,938
  MTR Corp., Ltd.                                                            24,719             49,442
  New World Development Co., Ltd.                                           129,715            170,596
  Shangri-La Asia, Ltd.                                                      53,287             76,984
 #Sino Land Co., Ltd.                                                        48,736             57,549
  Sun Hung Kai Properties, Ltd.                                              16,000            151,909
  Tsim Sha Tsui Properties, Ltd.                                             12,000             24,651
  Wharf Holdings, Ltd.                                                       52,457            185,829
  Wheelock and Co., Ltd.                                                     69,000            113,128
                                                                                           -----------
TOTAL COMMON STOCKS                                                                          1,969,382
                                                                                           -----------
RIGHTS/WARRANTS -- (0.0%)
 *Cheung Kong Rights                                                          1,031              5,107
                                                                                           -----------
TOTAL -- HONG KONG                                                                           1,974,489
                                                                                           -----------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.7%)
  Billerud AB                                                                 3,432             40,635
  Electrolux AB Series B                                                      3,100             71,905
  Fabege AB                                                                   1,000             16,870
  Gambro AB Series A                                                          2,500             24,647
  Holmen AB Series B                                                          2,300             71,763
  Nordea Bank AB                                                             42,000            408,399
  Skandinaviska Enskilda Banken Series A                                      4,700             88,214
  SKF AB Series B                                                             7,600             98,826
  SSAB Swedish Steel Series A                                                 1,200             38,497
  SSAB Swedish Steel Series B                                                 1,000             29,522
  Svenska Cellulosa AB Series B                                               2,900            100,503
  Tele2 AB Series B                                                           6,400             64,713
  TeliaSonera AB                                                             53,500            271,782
  Trelleborg AB Series B                                                      1,400             23,181
  Volvo AB Series A                                                           2,400             99,428
  Volvo AB Series B                                                           5,100            217,751
                                                                                           -----------
TOTAL -- SWEDEN                                                                              1,666,636
                                                                                           -----------
ITALY -- (2.6%)
COMMON STOCKS -- (2.6%)
  Banca Antoniana Popolare Veneta SpA                                         1,441             44,478

                                                                             SHARES            VALUE++
                                                                             ------            -------
  Banca Intesa SpA                                                           31,021        $   149,430
 #Banca Monte Dei Paschi di Siena SpA                                        46,521            222,541
 *Banca Nazionale del Lavoro SpA                                             58,953            186,135
  Banca Popolare di Milano Scarl                                              7,333             71,487
  Banca Popolare Italiana                                                     7,110             61,842
  Benetton Group SpA                                                          2,904             32,404
  Caltagirone Editore SpA                                                     2,375             19,667
  Capitalia SpA                                                              43,125            240,997
  CIR SpA (Cie Industriale Riunite), Torino                                  15,000             38,701
  Compagnia Assicuratrice Unipol SpA                                         28,275             81,478
*#Fiat SpA                                                                   14,800            120,164
  Fondiaria - Sai SpA                                                         2,059             62,541
  Immsi SpA                                                                   3,500              8,878
  Italcementi SpA                                                             5,200             87,553
  Milano Assicurazioni SpA                                                    6,000             40,255
  Pirelli & Co. SpA                                                          53,332             47,119
  San Paolo-IMI SpA                                                           7,244            109,645
 *Sirti SpA                                                                     867              2,471
 *SNIA SpA                                                                    3,536                402
 *Sorin SpA                                                                   5,304             10,048
                                                                                           -----------
TOTAL COMMON STOCKS                                                                          1,638,236
                                                                                           -----------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Rights 12/14/05                                                   14,800                 37
 *Sorin SpA Rights 12/09/05                                                   5,304                610
                                                                                           -----------
TOTAL RIGHTS/WARRANTS                                                                              647
                                                                                           -----------
TOTAL -- ITALY                                                                               1,638,883
                                                                                           -----------
FINLAND -- (2.3%)
COMMON STOCKS -- (2.3%)
 Fortum Oyj                                                                  42,280            741,872
 Huhtamaki Oyj                                                                5,200             79,719
 Kemira GrowHow Oyj                                                             807              5,986
 Kemira Oyj                                                                   3,800             54,992
 Kesko Oyj                                                                    4,800            124,515
 Metso Oyj                                                                    2,997             78,370
 M-Real Oyj Series B                                                          6,800             32,477
 Outokumpu Oyj Series A                                                       5,000             67,050
 Stora Enso Oyj Series R                                                      6,600             84,453
 Upm-Kymmene Oyj                                                              6,700            125,770
 Wartsila Corp. Oyj Series B                                                  2,100             56,253
                                                                                           -----------
TOTAL -- FINLAND                                                                             1,451,457
                                                                                           -----------
BELGIUM -- (2.0%)
COMMON STOCKS -- (2.0%)
  Bekaert SA                                                                  1,000             78,909
  Cofinimmo SA                                                                  220             34,176
  Cumerio                                                                       630             11,245
 *Cumerio VVPR                                                                   30                  1
  Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                       3,186            201,185
  Dexia SA                                                                    3,231             70,306
  Fortis AG                                                                  11,183            331,332
  Groupe Bruxelles Lambert SA                                                 1,600            146,551
  InBev NV                                                                    4,016            169,511
  KBC Bancassurance Holding SA                                                  461             39,976
  Suez (ex Suez Lyonnaise des Eaux)                                           2,500             71,237
  Umicore                                                                       630        $    67,713
 *Umicore-Strip VVPR                                                             30                  4
                                                                                           -----------
TOTAL -- BELGIUM                                                                             1,222,146
                                                                                           -----------
DENMARK -- (1.6%)
COMMON STOCKS -- (1.6%)
  A P Moller - Maersk A.S.                                                       14            131,377
  Carlsberg A.S. Series B                                                       400             20,798
  Codan A.S.                                                                    450             23,614
  Danisco A.S.                                                                  870             61,223
  Danske Bank A.S.                                                            9,200            295,608
 *Jyske Bank A.S.                                                             3,000            139,899
  Nordea AB                                                                  14,330            140,686
  TDC A.S.                                                                    3,300            197,684
                                                                                           -----------
TOTAL -- DENMARK                                                                             1,010,889
                                                                                           -----------
IRELAND -- (1.4%)
COMMON STOCKS -- (1.4%)
  Allied Irish Banks P.L.C.                                                   7,144            153,890
  Bank of Ireland P.L.C.                                                      7,118            109,743
  CRH P.L.C.                                                                 13,099            345,585
 *Elan Corp. P.L.C.                                                          12,964            132,535
  Irish Life & Permanent P.L.C.                                               7,449            133,977
                                                                                           -----------
TOTAL -- IRELAND                                                                               875,730
                                                                                           -----------
NORWAY -- (1.2%)
COMMON STOCKS -- (1.2%)
  Aker Yards ASA                                                                610             25,675
  DNB Nor ASA Series A                                                        5,000             52,285
  Norsk Hydro ASA                                                             4,260            425,388
  Norske Skogindustrier ASA Series A                                          6,714             97,777
  Storebrand ASA                                                             12,400            113,384
                                                                                           -----------
TOTAL -- NORWAY                                                                                714,509
                                                                                           -----------
PORTUGAL -- (0.5%)
COMMON STOCKS -- (0.5%)
  Banco BPI SA                                                               16,311             71,151
  Banco Comercial Portugues SA                                               56,204            139,641
  Banco Espirito Santo SA                                                     4,800             75,499
  Portugal Telecom SA                                                         4,794             44,016
                                                                                           -----------
TOTAL -- PORTUGAL                                                                              330,307
                                                                                           -----------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
  DBS Group Holdings, Ltd.                                                    4,000             38,713
  Fraser & Neave, Ltd.                                                        8,100             82,865
  Neptune Orient Lines, Ltd.                                                 23,000             38,804
  Singapore Airlines, Ltd.                                                    8,000             55,264
  Singapore Land, Ltd.                                                        9,000             28,379
  United Industrial Corp., Ltd.                                              43,000             29,496
  United Overseas Bank, Ltd.                                                  4,000             34,231
  United Overseas Land, Ltd.                                                 12,400             17,532
                                                                                           -----------
TOTAL -- SINGAPORE                                                                             325,284
                                                                                           -----------
GREECE -- (0.5%)
COMMON STOCKS-- (0.5%)
  Coca-Cola Hellenic Bottling Co. S.A.                                          810             21,145
  EFG Eurobank Ergasias S.A.                                                  2,500             79,267
 *Emporiki Bank of Greece S.A.                                                1,920             54,785

                                                                             SHARES            VALUE++
                                                                             ------            -------
  Hellenic Petroleum S.A.                                                     4,900        $    68,223
 *Hellenic Telecommunication Organization Co. S.A.                            4,540             96,812
                                                                                           -----------
TOTAL COMMON STOCKS                                                                            320,232
                                                                                           -----------
RIGHTS/WARRANTS -- (0.0%)
 *Emporiki Bank of Greece Rights 12/15/05                                     1,920              5,003
                                                                                           -----------
TOTAL -- GREECE                                                                                325,235
                                                                                           -----------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Bank Austria Creditanstalt AG                                                 548             60,617
  Voestalpine AG                                                                726             68,861
  Wienerberger AG                                                             1,109             42,429
                                                                                           -----------
TOTAL -- AUSTRIA                                                                               171,907
                                                                                           -----------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Air New Zealand, Ltd.                                                      19,834             16,733
  Fletcher Building, Ltd.                                                     8,652             44,035
                                                                                           -----------
TOTAL -- NEW ZEALAND                                                                            60,768
                                                                                           -----------

                                                                           FACE
                                                                          AMOUNT
                                                                          ------
                                                                           (000)
TEMPORARY CASH INVESTMENTS -- (1.9%)
 ~Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
   (Collateralized by $1,348,081 U.S. STRIPS, 05/15/13, valued at
   $964,388) to be repurchased at $945,479                             $        945            945,375
  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
   (Collateralized by $261,000 FHLMC Notes 4.00%, 09/22/09, valued
   at $255,780) to be repurchased at $252,027                                   252            252,000
                                                                                          ------------
TOTAL TEMPORARY CASH INVESTMENTS                                                             1,197,375
                                                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $47,246,021)                                                                     $ 62,452,304
                                                                                          ============

                 See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                                             SHARES            VALUE++
                                                                             ------            -------
JAPAN -- (33.6%)
COMMON STOCKS -- (33.6%)
  Achilles Corp.                                                              6,000        $    12,212
  Adenka Corp.                                                                3,000             42,186
  Aderans Co., Ltd.                                                           2,400             59,864
  Advan Co., Ltd.                                                             2,000             29,500
  Aica Kogyo Co., Ltd.                                                        3,000             36,953
  Aichi Bank, Ltd.                                                              300             37,221
  Aichi Tokei Denki Co., Ltd.                                                 3,000             10,373
  Airport Facilities Co., Ltd.                                                4,000             23,094
 *Akai Electric Co., Ltd.                                                     9,000                 75
 #Akebono Brake Industry Co., Ltd.                                            4,000             32,685
  Akita Bank, Ltd.                                                            7,000             37,347
  Alpha Systems, Inc.                                                         1,000             28,637
  Alpine Electronics, Inc.                                                    2,900             38,987
  Amano Corp.                                                                 3,000             47,961
  Anritsu Corp.                                                               5,000             27,130
  Aoki International Co., Ltd.                                                1,600             26,238
  Aomori Bank, Ltd.                                                           6,000             25,497
 *Arai-Gumi, Ltd.                                                               600              1,136
  Ariake Japan Co., Ltd.                                                        900             19,654
  Arisawa Manufacturing Co., Ltd.                                             1,000             18,571
  Asahi Diamond Industrial Co., Ltd.                                          5,000             39,986
  Asahi Kogyosha Co., Ltd.                                                    3,000             12,656
  Asahi Organic Chemicals Industry Co., Ltd.                                  3,000             11,323
  Ashimori Industry Co., Ltd.                                                 3,000              8,096
  Atsugi Co., Ltd.                                                           15,000             26,038
 *Azel Corp., Tokyo                                                           2,000              5,884
  Bando Chemical Industries, Ltd.                                             5,000             21,540
  Bank of Saga, Ltd.                                                          6,000             24,274
  Bank of the Ryukyus, Ltd.                                                     900             31,822
  Belluna Co., Ltd.                                                             700             23,984
  Best Denki Co., Ltd.                                                        5,000             22,236
 *Bookoff Corp.                                                               1,000             21,119
  BSL Corp.                                                                   9,900             21,168
  CAC Corp.                                                                   1,700             19,493
  Calpis Co., Ltd.                                                            3,000             19,750
  Canon Electronics, Inc.                                                     1,000             38,044
  Canon Finetech, Inc.                                                        2,000             42,443
  Capcom Co., Ltd.                                                            2,000             22,489
 *Cecile Co., Ltd.                                                            2,400             20,009
  Central Finance Co., Ltd.                                                   4,000             42,827
  Century Leasing System, Inc.                                                1,600             22,030
 *Chiba Kogyo Bank, Ltd.                                                        800             15,448
 #Chiyoda Co., Ltd.                                                           1,700             35,423
 *Chori Co., Ltd.                                                             5,000             12,003
 *Chugai Mining Co., Ltd.                                                     5,000              5,983
  Chugai Ro Co., Ltd.                                                         7,000             23,342
  Chugoku Marine Paints, Ltd.                                                 4,000             19,401
  Chukyo Bank, Ltd.                                                           7,000             24,898
  Chuo Spring Co., Ltd., Nagoya                                               5,000             22,572
  CKD Corp.                                                                   2,000             22,557
 *Clarion Co., Ltd.                                                          10,000             18,055
  Cleanup Corp.                                                               2,000             17,857
  Coca-Cola Central Japan Co., Ltd.                                               3             24,549
  Colowide Co., Ltd.                                                          2,000             25,013
 *Columbia Music Entertainment, Inc.                                          3,000              3,351
  Copal Co., Ltd.                                                             1,800        $    22,202
  Cosel Co., Ltd.                                                               800             24,684
  Cosmo Securities Co., Ltd.                                                 23,000             59,511
  Daibiru Corp.                                                               4,000             34,776
  Dai-Dan Co., Ltd.                                                           3,000             20,287
  Daihen Corp.                                                               11,000             47,277
  Dai-Ichi Jitsugyo Co., Ltd.                                                 4,000             17,201
  Daiken Corp.                                                                9,000             31,972
  Daiki Co., Ltd.                                                             1,900             22,287
  Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.                    4,000             20,774
  Daisan Bank, Ltd.                                                           7,000             23,941
  Daisyo Corp.                                                                1,600             20,930
  Daiwa Industries, Ltd.                                                      3,000             20,202
  Daiwa Kosho Lease Co., Ltd.                                                 8,000             45,154
 *Daiwa Seiko, Inc.                                                          10,000             20,875
  Daiwabo Co., Ltd.                                                           8,000             18,591
  Denki Kogyo Co., Ltd.                                                       3,000             26,205
  Densei-Lambda KK                                                            1,000             13,406
  Denyo Co., Ltd.                                                             2,000             24,032
  Descente, Ltd.                                                              5,000             24,271
  Dodwell B.M.S., Ltd.                                                        3,200             21,531
  Doutor Coffee Co., Ltd.                                                     1,200             25,147
  Ehime Bank, Ltd.                                                            6,000             24,481
  Eighteenth Bank, Ltd.                                                       6,000             39,499
  Eneserve Corp.                                                                600             13,839
  Enplas Corp.                                                                  700             18,612
 *Epson Toyo Communication Equipment Co., Ltd.                                4,000             26,883
  Exedy Corp.                                                                 4,000            106,961
  Fancl Corp.                                                                   900             43,805
 *FDK Corp.                                                                   7,000             14,288
  Foster Electric Co., Ltd.                                                   2,000             22,881
  France Bed Holdings Co., Ltd.                                              13,000             33,831
 *Fudo Construction Co., Ltd.                                                24,000             40,894
  Fuji Co., Ltd.                                                              1,500             23,887
 *Fuji Kosan Co., Ltd.                                                        6,000              9,977
  Fuji Kyuko Co., Ltd.                                                        5,000             17,802
  Fuji Oil Co., Ltd.                                                          2,000             17,776
 *Fuji Spinning Co., Ltd., Tokyo                                              4,000              6,641
  Fujicco Co., Ltd.                                                           2,000             27,191
 *Fujita Corp.                                                                2,100             19,314
  Fujita Kanko, Inc.                                                         12,000             78,768
  Fujitsu Business Systems, Ltd.                                              2,000             29,722
  Fujitsu Fronttec, Ltd.                                                      2,000             20,993
  Fujiya Co., Ltd.                                                           10,000             24,419
  Fukuda Corp.                                                                3,000             17,843
  Fukushima Bank, Ltd.                                                       14,000             30,411
 *Furukawa Battery Co., Ltd.                                                  3,000              7,210
*#Furukawa Co., Ltd.                                                         18,000             45,175
  Fuso Pharmaceutical Industries, Ltd.                                        5,000             16,249
  Gakken Co., Ltd.                                                            3,000              7,644
  Godo Steel, Ltd.                                                            6,000             28,729
 *GS Yuasa Corp.                                                             24,000             59,198
  Hanwa Co., Ltd.                                                            10,000             37,008
  Happinet Corp.                                                                900             23,968
  Heiwado Co., Ltd.                                                           4,000             76,686
  Hitachi Information Systems, Ltd.                                           1,100             26,068

                                                                             SHARES            VALUE++
                                                                             ------            -------
  Hitachi Kokusai Electric, Inc.                                              4,320        $    44,917
  Hitachi Medical Corp.                                                       2,000             23,037
  Hitachi Plant Engineering & Construction Co., Ltd.                          6,000             37,768
  Hitachi Transport System, Ltd.                                              3,000             29,657
*#Hitachi Zosen Corp.                                                        34,500             58,257
  Hogy Medical Co., Ltd.                                                      1,100             59,321
  Hokkaido Coca-Cola Bottling Co., Ltd.                                       3,000             19,064
  Hokkaido Gas Co., Ltd.                                                      4,000             12,451
  Hokuetsu Paper Mills, Ltd.                                                  7,000             34,512
  Hokuriku Electric Industry Co., Ltd.                                        4,000             11,457
  Hokuto Corp.                                                                1,000             15,330
  Homac Corp.                                                                 3,000             49,999
  Horiba, Ltd.                                                                2,000             55,826
  Hosiden Corp.                                                               2,400             24,146
 *Howa Machinery, Ltd.                                                        5,000              9,513
  Ichikoh Industries, Ltd.                                                    4,000             11,937
  Ichiyoshi Securities Co., Ltd.                                              2,000             27,215
  Iino Kaiun Kaisha, Ltd.                                                     9,000             78,653
*#Impress Corp.                                                                  31             18,385
  Inaba Denki Sangyo Co., Ltd.                                                1,000             31,700
  Inabata and Co., Ltd., Osaka                                                4,000             37,331
  Inageya Co., Ltd.                                                           2,000             15,669
  Ines Corp.                                                                  3,600             25,938
 *Invoice, Inc.                                                                 311             20,478
  Iseki & Co., Ltd.                                                          14,000             42,375
  Ishihara Sangyo Kaisha, Ltd.                                               24,000             41,978
  Itochu Enex Co., Ltd.                                                       4,000             30,838
  Itochu Shokuh Co., Ltd.                                                       900             34,434
  Itoham Foods, Inc.                                                          5,000             19,265
  Itoki Crebio Corp.                                                          3,000             27,988
  Iwasaki Electric Co., Ltd.                                                  4,000             13,333
 #Iwatani International Corp.                                                11,000             36,007
  Iwatsu Electric Co., Ltd.                                                   3,000              7,392
  Izumiya Co., Ltd.                                                           7,000             51,524
 *J Bridge Corp.                                                              1,000             14,795
  Japan Aviation Electronics Industry, Ltd.                                   2,000             25,281
  Japan Cash Machine Co., Ltd.                                                1,700             32,506
  Japan Digital Laboratory Co., Ltd.                                          2,300             25,167
 *Japan General Estate Co., Ltd.                                              1,900             28,028
  Japan Medical Dynamic Marketing, Inc.                                         770              7,670
  Japan Pulp and Paper Co., Ltd.                                              5,000             16,760
  Japan Transcity Corp.                                                       3,000             14,939
  Japan Vilene Co., Ltd.                                                      3,000             23,888
  Japan Wool Textile Co., Ltd.                                                6,000             49,361
 #Jeol, Ltd.                                                                  5,000             25,839
 *JFE Shoji Holdings, Inc.                                                    8,000             38,703
  Joshin Denki Co., Ltd.                                                      2,000             14,693
  JSAT Corp.                                                                      9             16,910
  Juki Corp.                                                                  7,000             37,329
  Kadokawa Holdings, Inc.                                                       700             21,927
  Kagawa Bank, Ltd.                                                           3,000             20,180
  Kagome Co., Ltd.                                                            4,000             40,086
  Kaken Pharmaceutical Co., Ltd.                                              7,000             50,967
  Kameda Seika Co., Ltd.                                                      2,000             18,366
  Kanagawa Chuo Kotsu Co., Ltd.                                               4,000             19,718
 *Kanebo, Ltd.                                                                2,000              6,010
 *Kanematsu Corp.                                                            10,500             21,947
 *Kanematsu-NNK Corp.                                                         3,000              5,797
  Kanto Auto Works, Ltd.                                                      4,900        $    72,447
  Kanto Denka Kogyo Co., Ltd.                                                 4,000             14,029
  Kanto Natural Gas Development Co., Ltd.                                     4,000             26,597
  Kawada Industries, Inc.                                                     2,000              5,164
 *Kawai Musical Instruments Manufacturing Co., Ltd.                           5,000             12,877
  Kayaba Industry Co., Ltd.                                                  16,000             51,840
  Keiyo Co., Ltd.                                                             2,000             11,160
  Kenwood Corp.                                                              10,000             18,611
  Kibun Food Chemifa Co., Ltd.                                                1,000             21,945
  Kinki Coca-Cola Bottling Co., Ltd.                                          3,000             28,947
  Kita-Nippon Bank, Ltd.                                                        400             21,326
  Kitz Corp.                                                                  4,000             27,718
  Kiyo Bank, Ltd.                                                            26,000             62,312
  Koatsu Gas Kogyo Co., Ltd.                                                  4,000             22,975
 *Kokusai Kogyo Co., Ltd.                                                     2,000              9,358
  Komatsu Electronics Metals Co., Ltd.                                        2,400             33,529
  Konaka Co., Ltd.                                                            1,600             21,935
 #Konami Sports Corp.                                                         1,900             29,341
  Kosei Securities Co., Ltd.                                                  4,000              9,845
  Kurabo Industries, Ltd.                                                    13,000             41,141
  Kureha Chemical Industry Co., Ltd.                                         12,000             59,703
  Kurimoto, Ltd.                                                             11,000             30,147
  Kuroda Electric Co., Ltd.                                                   1,200             18,858
  Kyoden Co., Ltd.                                                            3,000             20,081
  Kyodo Printing Co., Ltd.                                                    9,000             39,214
  Kyodo Shiryo Co., Ltd.                                                      5,000              8,782
  Kyokuyo Co., Ltd.                                                           9,000             22,398
  Kyoto Kimono Yuzen Co., Ltd.                                                   14             43,518
 *Kyushu-Shinwa Holdings, Inc.                                               10,000             28,266
  Life Corp.                                                                  2,000             29,047
  Macnica, Inc.                                                                 800             20,347
  Maeda Corp.                                                                 6,000             39,282
  Maeda Road Construction Co., Ltd.                                          10,000             70,152
  Maezawa Kaisei Industries Co., Ltd.                                         1,200             19,841
  Maezawa Kyuso Industries Co., Ltd.                                          1,200             21,733
  Makino Milling Machine Co., Ltd.                                            4,000             36,506
  Mandom Corp.                                                                  800             18,501
  Mars Engineering Corp.                                                        700             16,723
  Marubun Corp.                                                               1,900             23,565
  Marudai Food Co., Ltd.                                                      5,000             13,553
  Maruetsu, Inc.                                                              9,000             30,948
  Maruha Group, Inc.                                                         18,000             40,902
  Marusan Securities Co., Ltd.                                                6,000             51,768
  Maruyama Manufacturing Co., Inc.                                            3,000             11,007
 *Maruzen Co., Ltd.                                                           4,000              7,376
  Matsuda Sangyo Co., Ltd.                                                    1,500             22,396
*#Matsuo Bridge Co., Ltd.                                                     3,000              5,236
  Matsuzakaya Co., Ltd.                                                       9,000             72,896
  Max Co., Ltd.                                                               2,000             23,575
 #Megachips Corp.                                                             1,900             24,356
  Meidensha Corp.                                                            14,000             44,399
  Meito Sangyo Co., Ltd.                                                      2,000             31,369
  Meiwa Estate Co., Ltd.                                                      3,700             51,324
 *Meiwa Trading Co., Ltd.                                                     3,000             14,094
  Melco Holdings, Inc.                                                        1,400             42,623
  Mercian Corp.                                                              10,000             31,324
  Michinoku Bank, Ltd.                                                        5,000             21,268
  Mikuni Coca-Cola Bottling Co., Ltd.                                         3,000             28,771

                                                                             SHARES            VALUE++
                                                                             ------            -------
  Mimasu Semiconductor Industry Co., Ltd.                                     1,500        $    24,602
  Minato Bank, Ltd.                                                          21,000             68,479
  Ministop Co., Ltd.                                                          1,500             31,609
 *Mitsubishi Cable Industries, Ltd.                                          14,000             29,591
 *Mitsubishi Paper Mills, Ltd.                                               13,000             23,836
  Mitsubishi Plastics, Inc.                                                  16,000             49,693
  Mitsubishi Shindoh Co., Ltd.                                                3,000             10,091
  Mitsubishi Steel Manufacturing Co., Ltd.                                    5,000             27,331
  Mitsuboshi Belting, Ltd.                                                    8,000             53,217
  Mitsui High-Tec, Inc.                                                       3,300             44,187
  Mitsui Home Co., Ltd.                                                       4,000             26,244
 *Mitsui Mining Co., Ltd.                                                     2,500              6,054
  Mitsui-Soko Co., Ltd.                                                      10,000             50,941
  Mitsumi Electric Co., Ltd.                                                  3,000             30,815
  Mitsuuroko Co., Ltd.                                                        3,000             21,121
  Miura Co., Ltd.                                                             2,000             45,563
  Miyazaki Bank, Ltd.                                                         6,000             30,600
  Mizuno Corp.                                                                9,000             52,289
  Modec, Inc.                                                                   800             21,056
 *Momiji Holdings, Inc.                                                          14             43,250
  Mori Seiki Co., Ltd.                                                        5,800             75,605
  Morinaga & Co., Ltd.                                                       16,000             42,582
  MOS Food Services, Inc.                                                     2,000             27,292
  Myojo Foods Co., Ltd.                                                       3,000             17,429
  Nabtesco Corp.                                                              5,000             55,742
  Nachi-Fujikoshi Corp.                                                      13,000             62,914
  Nagano Bank, Ltd.                                                           6,000             22,485
  Nakamuraya Co., Ltd.                                                        3,000             16,194
  Nakayama Steel Works, Ltd.                                                  5,000             22,892
  NEC Fielding, Ltd.                                                          1,200             20,555
  NEC Infrontia Corp.                                                         3,000             14,187
  NEC Mobiling, Ltd.                                                          1,100             18,926
  NEC Tokin Corp.                                                             2,000             11,457
  Netmarks, Inc.                                                                  7             12,840
  Nichia Steel Works, Ltd.                                                    4,000             19,508
  Nichias Corp.                                                               4,000             22,942
  Nichiha Corp.                                                               4,000             58,781
  Nichii Gakkan Co.                                                             800             19,535
  Nichimo Co., Ltd.                                                           5,000             13,169
  Nichireki Co., Ltd.                                                         2,000              6,823
  Nichiro Corp.                                                               5,000             11,590
  Nidec Tosok Corp.                                                           1,600             21,791
  Nifco, Inc.                                                                 2,000             33,095
  Nikkiso Co., Ltd.                                                           4,000             29,823
  Nippon Beet Sugar Manufacturing Co., Ltd.                                   5,000             13,120
  Nippon Carbon Co., Ltd.                                                     5,000             12,332
  Nippon Chemical Industrial Co., Ltd.                                        2,000              5,330
  Nippon Chemi-Con Corp.                                                      5,000             31,683
 *Nippon Chemiphar Co., Ltd.                                                  3,000             23,119
 #Nippon Concrete Industries Co., Ltd.                                        3,000              8,645
  Nippon Denko Co., Ltd.                                                      6,000             20,312
  Nippon Densetsu Kogyo Co., Ltd.                                             2,000             11,267
  Nippon Denwa Shisetu Co., Ltd.                                              5,000             18,072
  Nippon Flour Mills Co., Ltd.                                               17,000             68,606
  Nippon Gas Co., Ltd.                                                        2,000             20,170
*#Nippon Kasei Chemical Co., Ltd.                                             5,000             13,561
  Nippon Konpo Unyu Soko Co., Ltd.                                            2,000             24,979
 *Nippon Koshuha Steel Co., Ltd.                                             10,000             23,754
  Nippon Paper Group, Inc.                                                        1        $     2,924
  Nippon Restaurant System, Inc.                                                600             20,580
  Nippon Seiki Co., Ltd.                                                      4,000             69,133
  Nippon Shinyaku Co., Ltd.                                                   3,000             23,411
  Nippon Signal Co., Ltd.                                                     3,000             22,467
  Nippon Soda Co., Ltd.                                                       8,000             24,075
  Nippon Suisan Kaisha, Ltd.                                                 18,000             69,564
  Nippon Synthetic Chemical Industry Co., Ltd.                                3,000              8,304
  Nippon System Development Co., Ltd.                                         1,200             32,646
  Nippon Thompson Co., Ltd.                                                   3,000             25,708
  Nippon Valqua Industries, Ltd.                                              6,000             18,769
  Nissen Co., Ltd.                                                            1,600             24,284
  Nissha Printing Co., Ltd.                                                   3,000             73,624
  Nisshin Fire & Marine Insurance Co., Ltd.                                  19,000             76,536
  Nissin Kogyo Co., Ltd.                                                      1,000             46,763
  Nittan Valve Co., Ltd.                                                      2,000             22,985
  Nittetsu Mining Co., Ltd.                                                   3,000             17,768
  Nitto Boseki Co., Ltd.                                                     18,000             42,659
  Nitto Electric Works, Ltd.                                                  3,000             48,665
  NOF Corp.                                                                   7,000             35,349
  Nohmi Bosai, Ltd.                                                           3,000             19,232
  Noritake Co., Ltd.                                                          8,000             46,127
  Noritz Corp.                                                                2,600             42,871
  Nosan Corp.                                                                 7,000             20,530
  Odakyu Real Estate Co., Ltd.                                                4,000             19,401
  Oiles Corp.                                                                 1,200             25,532
  Oita Bank, Ltd.                                                             5,000             38,982
  Okamoto Industries, Inc.                                                    9,000             35,197
  Okamura Corp.                                                               3,000             22,410
  Okinawa Electric Power Co., Ltd.                                              525             27,346
  Okuma Corp.                                                                 7,000             62,730
  Okuwa Co., Ltd.                                                             3,000             40,016
  Olympic Corp.                                                               1,800             16,232
  Onoken Co., Ltd.                                                            2,000             31,227
  Organo Corp.                                                                4,000             24,330
  Osaka Steel Co., Ltd.                                                       2,100             33,650
  Osaki Electric Co., Ltd.                                                    3,000             22,242
  Pacific Industrial Co., Ltd.                                                4,000             23,507
  Pacific Metals Co., Ltd.                                                    7,000             31,836
  Paramount Bed Co., Ltd.                                                     1,700             40,830
  Parco Co., Ltd.                                                             2,000             20,007
 *Pasco Corp.                                                                 1,000              2,416
 *Penta-Ocean Construction Co., Ltd.                                         36,000             69,955
  Pentax Corp.                                                                5,000             29,332
  Pigeon Corp.                                                                1,300             16,424
  Piolax, Inc.                                                                1,000             19,602
 *Prima Meat Packers, Ltd.                                                    5,000              7,132
  Raito Kogyo Co., Ltd.                                                       2,400              9,584
  Rasa Industries, Ltd.                                                       3,000             10,936
 *Renown D'urban Holdings, Inc.                                               3,000             33,275
 #Resorttrust, Inc.                                                             840             26,356
  Rheon Automatic Machinery Co., Ltd.                                         2,000              7,041
  Rhythm Watch Co., Ltd.                                                     10,000             18,682
  Ricoh Leasing Co., Ltd.                                                     1,000             26,644
  Right On Co., Ltd.                                                          1,125             55,629
  Riken Corp.                                                                 7,000             46,109
  Riken Technos Corp.                                                         5,000             20,011
  Riken Vitamin Co., Ltd.                                                     2,000             46,578

                                                                             SHARES            VALUE++
                                                                             ------            -------
  Ringer Hut Co., Ltd.                                                        1,800        $    19,772
  Rohto Pharmaceutical Co., Ltd.                                              4,000             37,915
  Roland Corp.                                                                2,000             44,761
  Roland DG Corp.                                                               900             25,087
  Royal Co., Ltd.                                                             2,000             26,901
  Ryobi, Ltd.                                                                11,000             67,145
  Ryosan Co., Ltd.                                                            1,500             38,713
  Ryoyo Electro Corp.                                                         2,000             30,013
  S Foods, Inc.                                                               2,000             18,537
  Sagami Co., Ltd.                                                            3,000             10,377
  Saibu Gas Co., Ltd.                                                        12,000             25,903
 #Saizeriya Co., Ltd.                                                         1,700             23,050
  Sakata INX Corp.                                                            3,000             14,668
  Sakata Seed Corp.                                                           2,000             27,988
  San-Ai Oil Co., Ltd.                                                        4,000             19,632
  Sanden Corp.                                                                7,000             34,691
  Sanki Engineering Co., Ltd.                                                 5,000             39,969
  Sankyo-Tateyama Holdings, Inc.                                             16,000             38,532
 #Sankyu, Inc., Tokyo                                                        20,000             90,521
  Sanoh Industrial Co., Ltd.                                                  3,000             22,573
 *Sanrio Co., Ltd.                                                            2,100             23,454
 *Sansui Electric Co., Ltd.                                                  28,000              9,360
  Sanyo Chemical Industries, Ltd.                                             7,000             56,476
  Sanyo Electric Credit Co., Ltd.                                             2,400             39,758
  Sanyo Shokai, Ltd.                                                          4,000             32,428
  Sanyo Special Steel Co., Ltd.                                               7,000             51,416
 *Sasebo Heavy Industries Co., Ltd., Tokyo                                    7,000             15,512
  Sato Corp.                                                                  2,100             44,346
  Secom Joshinetsu Co., Ltd.                                                    900             19,405
  Seijo Corp.                                                                   800             19,462
  Seiko Corp.                                                                 3,307             16,747
  Senko Co., Ltd.                                                             6,000             21,354
  Senshukai Co., Ltd.                                                         3,000             29,796
  Shikoku Chemicals Corp.                                                     3,000             16,058
  Shima Seiki Manufacturing Co., Ltd.                                           800             21,547
  Shimizu Bank, Ltd.                                                            400             20,237
 #Shindengen Electric Manufacturing Co., Ltd.                                 3,000             14,861
  Shin-Etsu Polymer Co., Ltd.                                                 5,000             69,964
  Shinkawa, Ltd.                                                              1,000             22,923
  Shinki Co., Ltd.                                                            3,000             29,782
  Shinko Electric Co., Ltd.                                                   6,000             17,511
  Shin-Kobe Electric Machinery Co., Ltd.                                      4,000             20,940
  Shinmaywa Industries, Ltd.                                                  5,000             28,597
  Shinsho Corp.                                                               6,000             18,752
  Shiroki Co., Ltd.                                                           7,000             22,645
  Shizuokagas Co., Ltd.                                                       3,000             21,370
  Sho-Bond Corp.                                                              2,000             22,148
  Shochiku Co., Ltd.                                                          4,000             33,029
  Showa Electric Wire & Cable Co., Ltd., Kawasaki                            12,000             20,237
  Showa Sangyo Co., Ltd.                                                     10,000             26,333
  Sinanen Co., Ltd.                                                           3,000             16,321
  SMK Corp.                                                                   5,000             29,869
 *Snow Brand Milk Products Co., Ltd.                                          6,500             28,820
  Sorun Corp.                                                                 2,000             12,515
  SS Pharmaceutical Co., Ltd., Tokyo                                          8,000             60,354
  Star Micronics Co., Ltd.                                                    2,000             28,155
  Starzen Corp.                                                               4,000        $    12,164
  Stella Chemifa Corp.                                                          900             27,848
  Sumida Corp.                                                                1,100             21,928
  Sumitomo Light Metal Industries, Ltd.                                      11,000             25,462
 *Sumitomo Mitsui Construction Co., Ltd.                                        660              4,603
  Sumitomo Precision Products Co., Ltd., Amagasaki City                       2,000             12,928
  Sumitomo Warehouse Co., Ltd.                                                9,000             66,524
  Sun Wave Corp.                                                              2,000              6,450
 *SXL Corp.                                                                   3,000              5,380
  T.Hasegawa Co., Ltd.                                                        1,600             22,675
  Tabai Espec Corp.                                                           2,000             29,180
  Tachihi Enterprise Co., Ltd.                                                  500             22,380
  Tadano, Ltd.                                                                6,000             44,072
  Taihei Dengyo Kaisha, Ltd.                                                  3,000             22,726
  Taiho Kogyo Co., Ltd.                                                       1,900             21,503
  Taisei Rotec Corp.                                                          3,000              6,818
  Takagi Securities Co., Ltd.                                                 5,000             24,458
  Takamatsu Corp.                                                               800             35,967
  Takaoka Electric Manufacturing Co., Ltd., Tokyo                             4,000              9,431
*#Takara Co., Ltd.                                                            3,700             12,562
  Takasago International Corp.                                                3,000             13,009
  Takasago Thermal Engineering Co., Ltd.                                      6,000             45,618
  Takashima & Co., Ltd.                                                       4,000              9,732
  Takiron Co., Ltd.                                                           3,000             11,190
  Takuma Co., Ltd.                                                            6,000             44,509
  Tamura Corp.                                                                4,000             18,507
  Tasaki Shinju Co., Ltd.                                                     2,000              8,424
*#TC Properties Co., Ltd.                                                    42,000                  0
  TCM Corp.                                                                   5,000             12,474
 *Teac Corp.                                                                  5,000              7,140
  Tecmo, Ltd.                                                                 2,000             19,557
  Teikoku Hormone Manufacturing Co., Ltd.                                     2,000             21,602
  Tekken Corp.                                                               11,000             22,124
  Tenma Corp.                                                                 2,000             36,011
  The Daito Bank, Ltd.                                                       10,000             26,936
  The Nisshin Oillio Group, Ltd.                                             10,000             64,074
  Toa Corp.                                                                  12,000             24,738
  Toa Doro Kogyo Co., Ltd.                                                    3,000             10,185
 *Toabo Corp.                                                                 6,000              8,748
  Toagosei Co., Ltd.                                                         26,000            135,172
  TOC Co., Ltd.                                                               5,000             30,307
  Tochigi Bank, Ltd.                                                          7,000             54,795
  Toei Co., Ltd.                                                             14,000             89,243
  Toenec Corp.                                                                3,000             12,821
  Toho Bank, Ltd.                                                             6,000             30,850
  Toho Real Estate Co., Ltd.                                                  4,000             33,944
  Toho Zinc Co., Ltd.                                                         4,000             18,335
  Tohoku Pioneer Corp.                                                        2,000             25,997
  Tokai Carbon Co., Ltd.                                                     12,000             48,221
  Tokai Corp.                                                                 5,000             21,698
  Tokai Tokyo Securities Co., Ltd.                                           14,000             57,584
  Toko, Inc.                                                                  8,000             26,997
  Tokushima Bank, Ltd.                                                        7,000             65,654
  Tokushu Paper Manufacturing Co., Ltd.                                       3,000             16,858
  Tokyo Dome Corp.                                                            5,000             25,859

                                                                             SHARES            VALUE++
                                                                             ------            -------
  Tokyo Kikai Seisakusho, Ltd.                                                6,000        $    21,115
  Tokyo Leasing Co., Ltd.                                                     4,200             70,332
  Tokyo Nissan Auto Sales Co., Ltd.                                           3,000             15,966
  Tokyo Rakutenchi Co., Ltd.                                                  5,000             22,174
  Tokyo Rope Manufacturing Co., Ltd.                                          4,000              9,713
  Tokyo Tekko Co., Ltd.                                                       3,000             14,507
  Tokyo Theatres Co., Inc., Tokyo                                             6,000             22,641
  Tokyu Community Corp.                                                       1,000             24,441
  Tokyu Store Chain Corp.                                                     4,000             17,611
  Tomato Bank, Ltd.                                                           9,000             25,267
  Tomen Electronics Corp.                                                       800             19,230
  Tonami Transportation Co., Ltd.                                             3,000              8,767
  Topcon Corp.                                                                2,000             58,839
  Topy Industries, Ltd.                                                      16,000             57,431
  Torii Pharmaceutical Co., Ltd.                                              2,000             42,526
  Toshiba Ceramics Co., Ltd.                                                  7,000             25,873
  Toshiba Machine Co., Ltd.                                                   6,000             53,392
  Toshiba Plant Kensetsu Co., Ltd.                                            4,000             21,791
  Tosho Printing Co., Ltd.                                                    5,000             21,745
 *Totoku Electric Co., Ltd., Tokyo                                            3,000              6,018
  Tottori Bank, Ltd.                                                          6,000             19,446
  Touei Housing Corp.                                                           900             16,642
  Towa Pharmaceutical Co., Ltd.                                                 900             20,509
 *Towa Real Estate Development Co., Ltd.                                      6,000             29,616
 *Toyama Chemicals Co., Ltd.                                                  7,000             31,637
  Toyo Corp.                                                                  3,000             41,150
  Toyo Electric Co., Ltd.                                                     5,000             24,938
  Toyo Engineering Corp.                                                     11,000             51,882
 *Toyo Kanetsu KK                                                            12,000             27,748
  Toyo Kohan Co., Ltd.                                                        3,000             10,554
  Toyo Radiator Co., Ltd.                                                     5,000             27,245
  Toyo Securities Co., Ltd.                                                   5,000             21,381
  Toyo Tire & Rubber Co., Ltd.                                                8,000             39,417
  Trans Cosmos, Inc.                                                          1,500             75,750
  Trusco Nakayama Corp.                                                       2,300             53,634
  Tsubaki Nakashima Co., Ltd.                                                 5,000             81,760
  Tsubakimoto Chain Co.                                                       9,000             58,212
  Tsukishima Kikai Co., Ltd.                                                  3,000             25,787
  Tsurumi Manufacturing Co., Ltd.                                             2,000             20,767
  Tsutsumi Jewelry Co., Ltd.                                                  2,000             70,017
  Uchida Yoko Co., Ltd.                                                       4,000             25,693
  Uniden Corp.                                                                2,000             37,822
  Unimat Offisco Corp.                                                        1,700             21,857
  Unitika, Ltd.                                                              33,000             61,930
  U-Shin, Ltd.                                                                2,000             16,240
 *Venture Link Co., Ltd.                                                      8,600             28,540
  Vital-Net, Inc.                                                             2,800             17,955
  Wakachiku Construction Co., Ltd.                                            4,000              9,346
  Warabeya Nichiyo Co., Ltd.                                                  1,200             18,353
  Yamagata Bank, Ltd.                                                        11,000             62,497
  Yamaichi Electronics Co., Ltd.                                              1,600             22,321
  Yamato Kogyo Co., Ltd.                                                      6,000             89,969
  Yasuda Warehouse Co., Ltd.                                                  2,000             17,496
  Yodogawa Steel Works, Ltd.                                                  9,000             52,425
  Yokohama Reito Co., Ltd.                                                    3,000             23,627
  Yomeishu Seizo Co., Ltd.                                                    2,000             18,349
  Yomiuri Land Co., Ltd.                                                      3,000             22,712
  Yondenko Corp.                                                              2,100             12,311
  Yonekyu Corp.                                                               2,000             22,355
  Yoshimoto Kogyo Co., Ltd.                                                   2,000             36,021
  Yurtec Corp.                                                                4,000        $    23,034
  Zenrin Co., Ltd.                                                            3,000            100,250
  Zuken, Inc.                                                                 2,000             21,071
                                                                                           -----------
TOTAL COMMON STOCKS                                                                         14,943,079
                                                                                           -----------
RIGHTS/WARRANTS -- (0.0%)
 *Kanematsu Corp. Warrants 03/31/06                                             525                  0
                                                                                           -----------
TOTAL -- JAPAN                                                                              14,943,079
                                                                                           -----------
UNITED KINGDOM -- (20.4%)
COMMON STOCKS -- (20.4%)
  Abbot Group P.L.C.                                                          7,000             30,508
  Aberdeen Asset Management P.L.C.                                           13,438             28,583
 *Acambis P.L.C.                                                              3,063             11,226
  Aegis Group P.L.C.                                                         25,390             52,260
  AGA Food Service Group P.L.C.                                               5,765             29,068
  Aggreko P.L.C.                                                             10,000             43,833
  Alba P.L.C.                                                                 1,765             10,803
  Alexon Group P.L.C.                                                         3,898             14,185
  Alpha Airports Group P.L.C.                                                11,017             12,479
  Alphameric P.L.C.                                                          12,452             18,825
  Amec P.L.C.                                                                 6,953             41,575
 *Amlin P.L.C.                                                               10,500             43,458
  Anglo Pacific Group P.L.C.                                                  9,619             21,718
 *Anite Group P.L.C.                                                          7,470              7,757
  Arena Leisure P.L.C.                                                        8,000              5,483
  Arla Foods UK P.L.C.                                                       17,854             17,136
  Arriva P.L.C.                                                               4,870             48,156
 *Ashtead Group P.L.C.                                                       13,374             38,963
  Atkins (WS) P.L.C.                                                          4,015             51,086
 *Autonomy Corp. P.L.C.                                                       4,802             29,400
 *Avis Europe P.L.C.                                                         21,462             25,698
 *Axis-Shield P.L.C.                                                          3,456             18,314
  Babcock International Group P.L.C.                                         10,808             41,024
  Barr (A.G.) P.L.C.                                                          1,130             18,331
  Bellway P.L.C.                                                              4,000             71,044
  Bespak P.L.C.                                                               1,360             11,620
 *Biocompatibles International P.L.C.                                           927              3,794
  Blacks Leisure Group P.L.C.                                                 2,366             17,672
  Bloomsbury Publishing P.L.C.                                                3,174             18,027
  Body Shop International P.L.C.                                              8,000             35,213
  Bodycote International P.L.C.                                              10,262             38,827
  Bovis Homes Group P.L.C.                                                    5,000             62,609
  BPP Holdings P.L.C.                                                         2,800             18,102
 *Bradstock Group P.L.C.                                                        840                639
  Brammer P.L.C.                                                              1,933              7,339
  Brewin Dolphin Holdings P.L.C.                                             18,429             46,924
  Brit Insurance Holdings P.L.C.                                             28,538             41,785
  British Polythene Industries P.L.C.                                         2,000             15,068
  British Steam Specialties Group P.L.C.                                      5,876             28,245
  Brixton P.L.C.                                                              6,000             41,818
  Brown (N) Group P.L.C.                                                      9,990             29,846
 *BTG P.L.C.                                                                  8,348             32,058
  Burren Energy P.L.C.                                                        1,962             30,701
 *Cambridge Antibody Technology Group P.L.C.                                  1,746             20,455
  Capital & Regional P.L.C.                                                   2,615             37,601
  Care U.K. P.L.C.                                                            2,594             21,369
  Carillion P.L.C.                                                            6,204             32,266
  Carpetright P.L.C.                                                          4,000             64,265

                                                                             SHARES            VALUE++
                                                                             ------            -------
 *Charter P.L.C.                                                              8,148        $    69,685
  Chemring Group P.L.C.                                                       2,294             27,275
  Chesnara P.L.C.                                                             3,500              9,722
  Chrysalis Group P.L.C.                                                      5,000             13,374
  Clinton Cards P.L.C.                                                       13,538             14,650
  Close Brothers Group P.L.C.                                                 2,580             37,743
  Collins Stewart Tullett P.L.C.                                              4,982             49,846
 *Colt Telecom Group P.L.C.                                                  40,792             40,659
  Communisis P.L.C.                                                           4,553              6,863
  Computacenter P.L.C.                                                        7,985             36,181
 *Cookson Group P.L.C.                                                        6,400             42,285
  Corin Group P.L.C.                                                          2,986             17,402
  Countrywide P.L.C.                                                          7,000             46,108
  Cranswick P.L.C.                                                            1,977             20,554
  Crest Nicholson P.L.C.                                                      3,560             27,189
  Croda International P.L.C.                                                  4,000             31,127
 *CSR P.L.C.                                                                  1,750             25,488
  Daejan Holdings P.L.C.                                                        472             29,099
  Dairy Crest Group P.L.C.                                                    6,206             53,718
 *Dana Petroleum P.L.C.                                                       3,699             59,041
 *Danka Business Systems P.L.C.                                               7,000              2,547
  Datamonitor P.L.C.                                                          6,496             25,007
  Davis Service Group P.L.C.                                                  7,300             57,409
  Dawson Holdings P.L.C.                                                      6,455             15,966
  De La Rue P.L.C.                                                            7,548             54,864
  De Vere Group P.L.C.                                                        3,571             40,920
  Delta P.L.C.                                                                6,000             11,379
  Derwent Valley Holdings P.L.C.                                              2,000             47,999
  Detica Group P.L.C.                                                         1,247             21,465
  Development Securities P.L.C.                                               1,186              9,619
  Devro P.L.C.                                                                8,000             18,175
  Dicom Group P.L.C.                                                          4,824             16,936
 *Dimension Data Holdings P.L.C.                                             53,000             33,689
  Diploma P.L.C.                                                              1,500             18,033
  Domestic & General Group P.L.C.                                             1,796             24,689
  Domino Printing Sciences P.L.C.                                             6,574             28,652
  DS Smith P.L.C.                                                            19,364             50,295
  DTZ Holdings P.L.C.                                                         4,629             33,113
  Dyson Group P.L.C.                                                          3,052             13,827
 *Easyjet P.L.C.                                                              7,991             45,369
 *Easynet Group P.L.C.                                                       12,181             36,433
 *Egg P.L.C.                                                                 10,363             18,277
  Electrocomponents P.L.C.                                                    7,000             31,035
  Elementis P.L.C.                                                           13,000             15,737
  Ennstone P.L.C.                                                            29,236             19,654
 *Enodis P.L.C.                                                              11,200             24,285
  Erinaceous Group P.L.C.                                                     4,077             22,144
  Euromoney Institutional Investors P.L.C.                                    3,960             30,361
  European Motor Holdings P.L.C.                                              4,182             21,177
  Expro International Group P.L.C.                                            2,391             20,655
  Fenner P.L.C.                                                               7,389             20,463
  Filtrona P.L.C.                                                             7,745             36,016
  Filtronic P.L.C.                                                            3,555             16,334
  Findel P.L.C.                                                               3,443             25,854
  First Choice Holidays P.L.C.                                               16,491             60,918
  First Technology P.L.C.                                                     3,768             12,126
  Fisher (James) & Sons P.L.C.                                                3,436             22,720
  FKI P.L.C.                                                                 26,756             52,225
  Forth Ports P.L.C.                                                          2,313             58,468
  Freeport P.L.C.                                                             1,304             10,169
  French Connection Group P.L.C.                                              2,765        $    12,579
 *Full Circle Future, Ltd.                                                    3,000                  0
  Fuller, Smith & Turner P.L.C. Series A                                      1,228             20,074
  Future Network P.L.C.                                                      13,448             13,666
  Game Group P.L.C.                                                          17,436             22,226
  Games Workshop Group P.L.C.                                                   510              3,264
  GCAP Media P.L.C.                                                           5,709             27,685
  Go-Ahead Group P.L.C.                                                       2,000             53,353
  Grainger Trust P.L.C.                                                       3,595             29,748
  Great Portland Estates P.L.C.                                               5,520             38,008
  Greene King P.L.C.                                                          7,178             86,094
  Greggs P.L.C.                                                                 640             50,282
  Guiness Peat Group P.L.C.                                                  48,045             69,390
 *Gyrus Group P.L.C.                                                          4,115             25,650
  Halfords Group P.L.C.                                                       8,640             47,651
  Halma P.L.C.                                                               18,397             53,893
  Hardys & Hansons P.L.C.                                                     1,640             19,661
  Headlam Group P.L.C.                                                        3,793             26,598
  Helical Bar P.L.C.                                                          4,115             22,253
  Helphire Group P.L.C.                                                       6,555             39,391
 *Henderson Group P.L.C.                                                     33,287             36,566
 *Heywood Williams Group P.L.C.                                               5,000              9,400
  Hill & Smith Holdings P.L.C.                                                6,779             26,470
  Hiscox P.L.C.                                                              15,525             57,875
  HMV Group P.L.C.                                                           14,541             46,899
  Holidaybreak P.L.C.                                                         2,376             27,250
  Homeserve P.L.C.                                                            3,150             63,894
  House of Fraser P.L.C.                                                      8,000             16,040
  Hunting P.L.C.                                                              6,453             34,251
  Huntleigh Technology P.L.C.                                                 2,894             17,935
  Huntsworth P.L.C.                                                           1,679              2,446
  Incisive Media P.L.C.                                                       6,392             15,587
  Intertek Group P.L.C.                                                       4,000             49,096
  Intserve P.L.C.                                                             9,249             54,098
 *Invensys P.L.C.                                                           141,375             42,677
  Isoft Group P.L.C.                                                          9,255             60,902
  Isotron P.L.C.                                                              1,817             18,480
  Ite Group P.L.C.                                                           10,838             21,488
  Jardine Lloyd Thompson Group P.L.C.                                         6,949             58,657
  JJB Sports P.L.C.                                                          12,000             35,714
  JKX Oil and Gas P.L.C.                                                      6,993             25,822
  Johnson Service Group P.L.C.                                                2,872             20,525
  Keller Group P.L.C.                                                         3,959             28,896
  Kensington Group P.L.C.                                                     3,881             50,865
  Kier Group P.L.C.                                                           1,801             37,091
  Kiln P.L.C.                                                                11,852             19,280
  Kingston Communications P.L.C.                                             15,853             18,291
  Laing (John) P.L.C.                                                         6,013             30,031
  Laird Group P.L.C.                                                          6,800             47,039
 *London Clubs International P.L.C.                                          10,500             24,743
  London Merchant Securities P.L.C.                                          16,445             66,675
  London Scottish Bank P.L.C.                                                 9,849             13,827
  Low & Bonar P.L.C.                                                          5,000             10,711
  Luminar P.L.C.                                                              2,561             21,787
  Macfarlane Group P.L.C.                                                     6,000              3,536
  Management Consulting Group P.L.C.                                         21,891             18,008
  Marshalls P.L.C.                                                            5,652             29,678
  Matalan P.L.C.                                                             13,000             39,693

                                                                             SHARES            VALUE++
                                                                             ------            -------
  McAlpine (Alfred) P.L.C.                                                    4,577        $    29,947
  McBride P.L.C.                                                              6,500             17,049
  McCarthy & Stone P.L.C.                                                     4,000             43,544
  Melrose Resources P.L.C.                                                    4,114             25,811
  Menzies (John) P.L.C.                                                       3,000             27,513
  MFI Furniture Group P.L.C.                                                 31,043             40,140
  Michael Page International P.L.C.                                          21,322             94,247
  Millennium and Copthorne Hotels P.L.C.                                      7,144             46,442
  Minerva P.L.C.                                                              5,000             22,218
  Misys P.L.C.                                                               31,196            116,544
  Mitie Group P.L.C.                                                          8,969             26,323
 *Molins P.L.C.                                                               1,360              3,094
 *Morgan Crucible Company P.L.C.                                             10,153             40,198
  Mothercare P.L.C.                                                           3,573             22,097
  Mouchel Parkman P.L.C.                                                      5,135             24,155
  Mowlem (John) & Co. P.L.C.                                                  9,138             30,031
  Mucklow (A & J) Group P.L.C.                                                1,478             11,073
 *Mytravel Group P.L.C.                                                      18,180             56,091
  National Express Group P.L.C.                                               2,000             31,108
  Nestor Healthcare Group P.L.C.                                              3,700              8,283
  Northern Foods P.L.C.                                                      23,834             63,176
 *Northgate Information Solutions P.L.C.                                     22,083             32,924
  Northgate P.L.C.                                                            2,070             35,378
 *NSB Retail P.L.C.                                                          36,426             22,161
 *NXT P.L.C.                                                                  3,360              2,916
 *Oxford Biomedica P.L.C.                                                    27,884             12,766
  Oxford Instruments P.L.C.                                                   4,604             19,227
  Paladin Resources P.L.C.                                                   10,902             66,984
 *Parity Group P.L.C.                                                        11,250                823
  Pendragon P.L.C.                                                            3,803             31,735
  Pennon Group P.L.C.                                                         2,433             47,363
  Photo-Me International P.L.C.                                              11,000             23,058
  Premier Farnell P.L.C.                                                     10,889             30,159
  Premier Foods P.L.C.                                                       12,535             63,710
 *Premier Oil P.L.C.                                                          4,000             51,433
 *Protherics P.L.C.                                                          20,338             18,566
  Psion P.L.C.                                                                6,000             16,622
  PZ Cuzzons P.L.C.                                                             876             23,789
  Raven Mount P.L.C.                                                         13,000             18,169
  Redrow P.L.C.                                                              11,802             99,071
  Reg Vardy P.L.C.                                                            2,009             27,556
 *Regent Inns P.L.C.                                                          4,883              8,030
 *Regus Group P.L.C.                                                         30,700             50,180
  Renishaw P.L.C.                                                             2,904             46,289
  Resolution P.L.C.                                                           9,041            100,702
  Restaurant Group P.L.C.                                                     9,500             24,514
  RM P.L.C.                                                                   5,970             16,319
  ROK property solutions P.L.C.                                               2,207             18,898
  Rotork P.L.C.                                                               4,906             50,765
  Roxboro Group P.L.C.                                                        2,792             11,999
  Royalblue Group P.L.C.                                                      2,121             24,578
  RPC Group P.L.C.                                                            4,083             17,287
  RPS Group P.L.C.                                                            9,770             26,571
  Salvesen (Christian) P.L.C.                                                12,000             15,464
  Savills P.L.C.                                                              2,754             43,195
  Scapa Group P.L.C.                                                          6,600              2,264
  Senior P.L.C.                                                              12,000             11,016
  Serco Group P.L.C.                                                         11,001             55,706
  Shaftesbury P.L.C.                                                          5,000             34,478
  Shanks Group P.L.C.                                                         8,000        $    21,952
  SIG P.L.C.                                                                  5,999             74,000
 *Skyepharma P.L.C.                                                          28,800             24,641
  SMG P.L.C.                                                                 10,000             15,008
  Smith (WH) P.L.C.                                                          10,824             73,037
 *Soco International P.L.C.                                                   3,613             46,247
  Somerfield P.L.C.                                                          30,098            101,560
  Sondex P.L.C.                                                               5,488             19,921
  Spectris P.L.C.                                                             5,378             57,116
  Speedy Hire P.L.C.                                                          1,564             20,656
  Spirax-Sarco Engineering P.L.C.                                             2,000             29,913
 *Spirent P.L.C.                                                             42,716             35,439
  SSL International P.L.C.                                                    8,710             42,319
  St. Ives P.L.C.                                                             3,000             15,379
  St. Modwen Properties P.L.C.                                               23,000            180,154
 *Stanelco P.L.C.                                                            51,229             11,768
  Stanley Leisure P.L.C.                                                      2,228             25,401
 *Surfcontrol P.L.C.                                                          2,188             17,331
  T. Clarke P.L.C.                                                            3,989             16,688
  Taylor Nelson Sofres P.L.C.                                                17,457             67,768
  TDG P.L.C.                                                                  4,126             17,235
 *The Innovation Group P.L.C.                                                32,039             15,213
  The Peacock Group P.L.C.                                                    5,571             31,915
 *Thus Group P.L.C.                                                          53,000             14,413
  Topps Tiles P.L.C.                                                          7,700             25,829
  Town Centre Securities P.L.C.                                               3,092             21,665
  TT Electronics P.L.C.                                                       6,965             17,033
  U.K. Coal P.L.C.                                                            7,301             17,360
  Ulster Television P.L.C.                                                    2,430             17,636
  Ultra Electronics Holdings P.L.C.                                           1,924             30,208
  Uniq P.L.C.                                                                 7,440             14,410
  Unite Group P.L.C.                                                          5,545             33,909
 *Venture Production P.L.C.                                                   3,224             27,826
 *Vernalis P.L.C.                                                             1,916              2,104
  Victrex P.L.C.                                                              3,288             36,313
  Viridian Group P.L.C.                                                       5,516             82,277
  Vitec Group P.L.C.                                                          2,000             12,234
  VT Group P.L.C.                                                             7,300             48,405
  Warner Estate Holdings P.L.C.                                               1,785             21,916
  Weir Group P.L.C.                                                          10,306             66,475
  Wembley P.L.C.                                                              1,429             13,765
  Westbury P.L.C.                                                             5,170             48,966
  Wetherspoon (J.D.) P.L.C.                                                   7,000             39,186
  Whatman P.L.C.                                                              6,385             31,957
  Wilmington Group P.L.C.                                                     6,879             23,000
  Wincanton P.L.C.                                                            5,790             35,428
 *Wolfson Microelectronics P.L.C.                                             7,866             39,280
  Wolverhampton & Dudley Breweries P.L.C.                                     3,644             78,607
  Wood Group (John) P.L.C.                                                   24,689             86,659
  Woolworths Group P.L.C.                                                    71,508             44,770
  Workspace Group P.L.C.                                                      8,430             42,828
  WSP Group P.L.C.                                                            4,191             25,815
  Wyevale Garden Centres P.L.C.                                               1,090              9,369
  XAAR P.L.C.                                                                 5,056             22,998
  XANSA P.L.C.                                                               18,423             26,352
  Yule Catto & Co. P.L.C.                                                     6,673             32,125
                                                                                           -----------
TOTAL COMMON STOCKS                                                                          9,067,386
                                                                                           -----------

                                                                             SHARES            VALUE++
                                                                             ------            -------
RIGHTS/WARRANTS -- (0.0%)
 *Autonomy Corp. P.L.C. Rights 12/19/05                                       2,401        $     4,111
 *Kiln P.L.C. Rights 12/16/05                                                 5,079                593
 *Vernalis P.L.C. Rights                                                        598                  0
                                                                                           -----------
TOTAL RIGHTS/WARRANTS                                                                            4,704
                                                                                           -----------
TOTAL -- UNITED KINGDOM                                                                      9,072,090
                                                                                           -----------
AUSTRALIA -- (7.2%)
COMMON STOCKS -- (7.2%)
  ABB Grain, Ltd.                                                             4,920             26,112
  ABC Learning Centres, Ltd.                                                  1,021              5,463
  Adelaide Bank, Ltd.                                                         6,402             62,521
  Adelaide Brighton, Ltd.                                                    18,856             28,512
  Adsteam Marine, Ltd.                                                       22,367             31,668
  Arrow Pharmaceuticals, Ltd.                                                27,475             59,407
  Austal, Ltd.                                                               14,470             24,566
 *Austar United Communications, Ltd.                                         80,355             68,769
  Austereo Group, Ltd.                                                       21,665             25,260
  Australian Agricultural Co., Ltd.                                          17,429             22,540
 *Australian Magnesium Corp., Ltd.                                              428                 89
  Australian Pharmaceutical Industries, Ltd.                                 11,702             27,899
  Australian Pipeline Trust                                                  13,387             38,450
 *Australian Wealth Management, Ltd.                                         37,606             37,018
  AV Jennings Homes, Ltd.                                                    19,984             18,016
 #Bank of Queensland, Ltd.                                                    8,443             92,094
  BayCorp Advantage, Ltd.                                                    20,300             49,961
  Beach Petroleum, Ltd.                                                      31,426             20,339
  Bendigo Bank, Ltd.                                                          4,868             43,066
 *Bendigo Mining NL                                                          12,000             12,076
  Boom Logistics, Ltd.                                                        8,744             20,597
 *Bradken, Ltd.                                                               7,600             22,900
  Cabcharge Australia, Ltd.                                                  13,000             61,398
  Campbell Brothers, Ltd.                                                     2,876             22,883
  Centennial Coal, Ltd.                                                       8,736             25,731
 *Chemeq, Ltd.                                                                5,304              3,425
 *City Pacific, Ltd.                                                          6,980             20,303
 *Climax Mining, Ltd.                                                         2,546                396
 *Clough, Ltd.                                                               14,720              4,244
  Coates Hire, Ltd.                                                          24,030             91,503
  Colorado Group, Ltd.                                                        5,767             20,375
  Commander Communications, Ltd.                                             12,303             18,468
  Corporate Express Australia, Ltd.                                           5,746             25,875
  Crane Group, Ltd.                                                           5,605             40,360
  DCA Group, Ltd.                                                            26,763             78,098
  Energy Developments, Ltd.                                                   5,616             16,432
  Envestra, Ltd.                                                             33,400             28,448
  Excel Coal, Ltd.                                                            3,600             17,486
  FKP, Ltd.                                                                   6,438             22,318
  Fleetwood Corp., Ltd.                                                       4,279             24,320
  Flight Centre, Ltd.                                                         1,708             12,569
  Futuris Corp., Ltd.                                                        32,214             46,773
  GasNet Australia Group                                                     10,600             20,706
  Graincorp, Ltd. Series A                                                    3,700             30,156
  GRD, Ltd.                                                                  12,374             23,827
 #Great Southern Plantations, Ltd.                                           13,480             31,415
  GUD Holdings, Ltd.                                                          3,179             17,746
  Gunns, Ltd.                                                                23,536             50,934
  GWA International, Ltd.                                                    13,074             29,255
 *Hardman Resources, Ltd.                                                    22,630        $    31,578
  Healthscope, Ltd.                                                           4,708             20,895
  Hills Industries, Ltd.                                                     24,439             86,134
  iiNet, Ltd.                                                                 8,275             11,683
  Incitec Pivot, Ltd.                                                         3,943             46,637
  Invocare, Ltd.                                                              6,115             17,961
  IOOF Holdings, Ltd.                                                         3,603             19,070
  Iress Market Technology, Ltd.                                               6,392             20,240
  JB Hi-Fi, Ltd.                                                              7,902             22,732
  Jones (David), Ltd.                                                        37,253             66,341
  Just Group, Ltd.                                                           12,100             22,180
  Kingsgate Consolidated, Ltd.                                                8,275             25,419
  MacArthur Coal, Ltd.                                                        8,111             31,920
  McGuigan Simeon Wines, Ltd.                                                10,011             23,650
 *Miller's Retail, Ltd.                                                      24,501             21,312
  Minara Resources, Ltd.                                                     16,026             21,512
  New Hope Corp., Ltd.                                                       20,369             19,211
 *Novogen, Ltd.                                                                 884              3,608
  Nufarm, Ltd.                                                               11,772             99,131
  Oamps, Ltd.                                                                 9,983             23,733
 *Oxiana, Ltd.                                                               55,648             56,764
  Pacific Brands, Ltd.                                                       10,600             22,384
  Pacific Group, Ltd.                                                         9,528             13,751
 *Paladin Resources, Ltd.                                                    13,236             20,458
 *Petsec Energy, Ltd.                                                         4,391              5,424
 *PMP, Ltd.                                                                  17,571             18,625
  Primary Health Care, Ltd.                                                   5,561             45,510
  Ramsay Health Care, Ltd.                                                    3,356             24,354
  Reece Australia, Ltd.                                                       4,332             46,555
  Repco Corp., Ltd.                                                           8,854             15,843
 *Resolute Mining, Ltd.                                                       2,027              1,841
  Ridley Corp., Ltd.                                                         44,910             47,538
 *Roc Oil Co., Ltd.                                                          12,424             23,441
  Rural Press, Ltd.                                                           5,574             46,072
  Salmat, Ltd.                                                                7,085             17,913
 *Scigen                                                                     16,313                865
  Select Harvests, Ltd.                                                       2,127             23,142
  SFE Corp., Ltd.                                                             6,232             61,227
  Sigma Co., Ltd.                                                             4,386             44,147
  Sims Group, Ltd.                                                            6,376             80,086
 #Southern Cross Broadcasting (Australia), Ltd.                               5,905             57,262
  Spotless Group, Ltd.                                                       10,564             37,554
  Straits Resources, Ltd.                                                    11,702             21,119
  STW Communications Group, Ltd.                                             15,041             33,571
 *Tap Oil, Ltd.                                                              12,796             25,490
  Ten Network Holdings, Ltd.                                                  7,995             20,378
  Thakral Holdings Group                                                     87,685             52,609
  Timbercorp, Ltd.                                                           28,602             60,288
  Transfield Services, Ltd.                                                   8,307             48,358
  United Group, Ltd.                                                          5,101             42,605
  Village Roadshow, Ltd.                                                     11,681             24,740
                                                                                           -----------
TOTAL COMMON STOCKS                                                                          3,197,628
                                                                                           -----------
RIGHTS/WARRANTS -- (0.0%)
 *Campbel Brothers, Ltd. Rights 12/20/05                                        575                605
                                                                                           -----------
TOTAL -- AUSTRALIA                                                                           3,198,233
                                                                                           -----------

                                                                             SHARES            VALUE++
                                                                             ------            -------
SWITZERLAND -- (4.8%)
COMMON STOCKS -- (4.8%)
 *Actelion, Ltd.                                                                800        $    77,887
  AFG Arbonia-Forster Holding AG                                                 67             17,520
  Agie Charmilles Holding AG                                                    200             17,163
  Ascom Holding AG                                                            1,474             20,150
  Bachem AG                                                                     343             19,344
  Bank Coop AG                                                                  151              8,323
  Bank Sarasin & Cie Series B, Basel                                             10             19,825
  Banque Cantonale Vaudoise                                                      86             23,093
  Banque Privee Edmond de Rothschild SA, Geneve                                   2             28,307
 *Barry Callebaut AG                                                            200             63,654
 *Berna Biotech AG                                                            1,303             12,240
  Berner Kantonalbank                                                           146             20,207
  Bobst Group SA                                                                800             30,455
 *Bucher Industries AG                                                          268             20,927
  Charles Voegele Holding AG                                                    317             23,064
 *Clariant AG                                                                 1,900             25,774
  Compagnie vaudoise d'electricite                                               50             47,376
 *Converium Holding AG                                                        7,300             70,030
  Conzzeta Holdings AG                                                           27             34,923
  Emmi AG                                                                       111              9,531
  Ems-Chemie Holding AG                                                         300             25,959
  Energiedienst Holding AG                                                      100             32,281
 *Fischer (Georg) AG, Schaffhausen                                              100             32,179
 *Flughafen Zuerich AG                                                          117             19,263
 *Forbo Holding AG, Eglisau                                                      51             10,623
  Galenica Holding, Ltd. AG, Bern                                               122             22,264
  Generali (Switzerland) Holdings, Adliswil                                      80             20,727
  Gurit-Heberlein AG                                                             25             23,176
  Helvetia Patria Holding                                                       123             23,475
 *Hexagon AB Series B                                                           450             11,822
  Jelmoli Holding AG                                                             16             21,496
 *Kaba Holding AG                                                                90             20,028
 *Kardex AG, Zuerich                                                            430             19,624
  Kudelski SA                                                                 1,700             51,583
  Kuoni Reisen Holding AG                                                       120             46,502
  Luzerner Kantonalbank AG                                                      200             35,282
 *Micronas Semiconductor Holding AG                                             800             26,116
 *Moevenpick-Holding, Zuerich                                                    40              8,372
  OZ Holding AG                                                                 200             12,394
  Phoenix Mecano AG, Stein am Rhein                                              50             12,557
  Phonak Holding AG                                                           3,000            127,516
 *PSP Swiss Property AG                                                       1,947             82,953
  PubliGroupe SA                                                                 70             19,584
  Rieters Holdings AG                                                           100             28,704
 *Sarna Kunststoff Holding AG                                                   150             19,960
  Saurer AG                                                                     500             32,499
  Schweizerische National Versicherungs Gesellschaft                             30             14,584
 *SEZ Holding AG                                                                815             16,323
  SIA Abrasives Holding AG                                                       78             19,096
  Sig Holding AG                                                              1,100            229,764
 *Sika Finanz AG, Baar                                                           90             67,874
  Societe Generale d'Affichage                                                   64              9,258
  St. Galler Kantonalbank                                                        40             11,884
  Sulzer AG, Winterthur                                                         160             76,988
  Swiss Prime Site AG                                                           468             20,872
  Swissfirst AG                                                                 298        $    18,026
  Tecan Group AG                                                                607             23,568
 *Temenos Group AG                                                            2,495             21,962
 *Unaxis Holding AG                                                             600             84,181
  Valiant Holding AG                                                            400             34,823
  Valora Holding AG                                                             100             18,104
 *Von Roll Holding AG, Gerlafingen                                            2,718              4,154
  Vontobel Holdings AG                                                        2,200             65,182
  Zuger Kantonalbank                                                              8             20,855
                                                                                           -----------
TOTAL -- SWITZERLAND                                                                         2,134,230
                                                                                           -----------
FRANCE -- (3.9%)
COMMON STOCKS -- (3.9%)
 #Alain Afflelou SA                                                             655             19,313
  Ales Groupe SA                                                              1,070             18,934
 *Alten SA                                                                      619             18,842
 *Altran Technologies SA                                                      3,544             40,101
  April Group SA                                                              1,900             69,391
  Assystem Brime SA                                                             808             18,215
  Beneteau SA                                                                   400             27,989
  Boiron SA                                                                   1,200             31,691
  Bongrain SA                                                                   339             18,764
  Bourbon                                                                       887             73,300
  Bricorama SA                                                                  121              6,551
  Carbone Lorraine SA                                                           488             20,657
 *CBo Territoria                                                                887              3,577
  CEGID SA                                                                      250              9,712
 *Cie Generale de Geophysique SA                                                556             49,827
 *Cie Generale de Geophysique SA Issue 05                                       174             15,593
  Clarins SA                                                                    777             42,778
 *Club Mediterranee SA                                                          600             26,679
 *CS Communication et Systemes                                                  321             12,169
  Damartex SA                                                                   300             10,406
 *DMC (Dollfus Mieg et Cie)                                                     600              2,480
  Electricite de Strasbourg                                                     300             44,700
  Elior                                                                       4,894             65,245
 *Etam Developpement SA                                                         525             20,034
 *Euro Disney SCA                                                            25,300              3,281
  Fimalac SA                                                                  1,182             75,212
  Gaumont SA                                                                    411             23,776
  Generale de Sante                                                             571             19,711
 *GFI Informatique SA                                                         1,729             11,087
  Groupe Steria                                                                 502             25,748
  Guyenne et Gascogne SA                                                        300             29,352
*#Infogrames Entertainment SA                                                 4,330              7,228
  Ipsos SA                                                                      179             21,942
  Kaufman et Broad SA                                                           296             21,624
  Lisi SA                                                                       500             27,129
  Locindus                                                                      157              7,379
  Manitou SA                                                                  1,600             62,546
 *Metaleurop SA                                                               1,500                955
  Nexans SA                                                                     508             23,976
  Norbert Dentressangle                                                         600             31,136
  NRJ Group                                                                   2,200             49,245
 *Orpea                                                                         343             19,009
  Pierre & Vacances                                                             106              7,953
  Pinguely-Haulotte SA                                                        1,014             18,326
  Plastic Omnium SA                                                             372             11,824
  Provimi SA                                                                    469             10,567
  Rallye SA                                                                     417             17,446

                                                                             SHARES            VALUE++
                                                                             ------            -------
  Remy Cointreau SA                                                           1,495        $    61,234
 *Rhodia SA                                                                   3,263              6,155
  Rodriguez Group SA                                                            600             35,334
  Rubis SA                                                                      322             20,957
  SCOR SA                                                                    34,348             69,331
  SEB SA                                                                        330             35,020
  SILIC (Societe Immobiliere de Location pour L'industrie
    et le Commerce)                                                             640             58,642
  Societe Industrielle D'Aviations Latecoere SA                                 468             19,397
  Somfy SA                                                                      300             60,854
  Sopra SA                                                                      500             35,339
  SR Teleperformance                                                          1,656             51,208
  Taittinger SA                                                                  94             37,328
 *UbiSoft Entertainment SA                                                      394             17,956
  Unilog SA                                                                     242             20,827
                                                                                           -----------
TOTAL COMMON STOCKS                                                                          1,722,982
                                                                                           -----------
RIGHTS/WARRANTS -- (0.0%)
 *Rhodia SA Rights 12/07/05                                                   3,263              1,577
 *Rubis SA Warrants 12/22/05                                                    322                456
                                                                                           -----------
TOTAL RIGHTS/WARRANTS                                                                            2,033
                                                                                           -----------
TOTAL -- FRANCE                                                                              1,725,015
                                                                                           -----------
HONG KONG -- (3.8%)
COMMON STOCKS -- (3.8%)
  ALCO Holdings, Ltd.                                                        68,000             27,138
  Allied Group, Ltd.                                                         27,600             38,596
  Allied Properties, Ltd.                                                    21,300             12,714
 *Asia Aluminum Holdings, Ltd.                                              186,000             17,229
  Asia Financial Holdings, Ltd.                                              54,874             13,911
  Asia Standard International Group, Ltd.                                   116,666              4,049
  Associated International Hotels, Ltd.                                      48,000             41,723
  Cafe de Coral Holdings, Ltd.                                               78,000             90,438
 *Century City International Holdings, Ltd.                                 394,000              4,435
  Champion Technology Holdings, Ltd.                                         22,057              3,264
  Chaoda Modern Agriculture (Holdings), Ltd.                                168,000             65,367
  Chen Hsong Holdings, Ltd.                                                  72,000             40,748
 *China Aerospace International Holdings, Ltd.                               46,800              1,927
 *China Everbright Technology, Ltd.                                         206,000              6,616
 *China Gas Holdings, Ltd.                                                  118,000             19,868
  China Hong Kong Photo Products Holdings, Ltd.                              90,000              9,991
 *China Insurance International Holdings Co., Ltd.                           40,000             16,203
  China Motor Bus Co., Ltd.                                                   1,600             12,895
  China Online (Bermuda), Ltd.                                               20,720              3,370
 *China Pharmaceutical Enterprise and Investment Corp., Ltd.                112,000             18,890
  China Resources Land, Ltd.                                                202,000             76,559
  China Resources Logic, Ltd.                                               176,000             17,196
 *CITIC 21CN Co., Ltd.                                                      114,000             17,729
 *CITIC Resources Holdings, Ltd.                                             45,000              6,200
 *City Telecom (H.K.), Ltd.                                                  30,000              2,592
  CNPC (Hong Kong), Ltd.                                                    140,000             29,165
  COFCO International, Ltd.                                                  48,000             19,181
  Continental Mariner Investment Co., Ltd.                                   60,000        $     9,568
  Cross Harbour Tunnel Co., Ltd.                                             30,658             23,469
  Digital China Holdings, Ltd.                                               83,000             23,794
 *DigitalHongKong.com                                                           329                  8
  Dynamic Holdings, Ltd.                                                     92,000             17,033
  Eganagoldfeil Holdings, Ltd.                                               84,000             19,324
 *Founder Holdings, Ltd.                                                    122,000              5,184
  Fountain Set Holdings, Ltd.                                                28,000             12,071
  Four Seas Frozen Food Holdings, Ltd.                                       22,620              2,773
  Four Seas Mercantile Holdings, Ltd.                                        60,000             21,665
  Giordano International, Ltd.                                               66,000             37,204
  Global China Group Holdings, Ltd.                                         244,000             11,553
  Glorious Sun Enterprises, Ltd.                                             48,000             19,140
  Gold Peak Industries (Holdings), Ltd.                                      81,250             14,321
  Goldlion Holdings, Ltd.                                                    37,000              5,014
  Grande Holdings, Ltd.                                                      28,000             22,251
 *Great Wall Cybertech, Ltd.                                                713,200                920
  Guangdong Brewery Holdings, Ltd.                                          168,000             60,498
  Guangzhou Investment Co., Ltd.                                            232,000             28,034
  GZI Transport, Ltd.                                                        68,000             23,616
  Hang Ten Group Holdings, Ltd.                                                  93                 11
  Harbour Centre Development, Ltd.                                            9,000             13,713
  Hengan International Group Co., Ltd.                                       96,000            100,738
 *Heritage International Holdings, Ltd.                                          11                  0
  HKR International, Ltd.                                                    29,600             14,227
 *Hong Kong Construction Holdings, Ltd.                                      27,000              2,191
  Hung Hing Printing Group, Ltd.                                             29,178             15,429
 *Interchina Holdings Co., Ltd.                                             280,000                971
  K Wah International Holdings, Ltd.                                         61,000             12,958
  Kowloon Development Co., Ltd.                                              18,000             19,573
 *Lai Sun Development Co., Ltd.                                              86,000              1,477
  Liu Chong Hing Bank, Ltd.                                                  31,000             47,923
  Liu Chong Hing Investment, Ltd.                                            18,000             17,145
  Midland Realty (Holding), Ltd.                                             34,000             15,556
  Miramar Hotel & Investment Co., Ltd.                                       20,000             28,626
 *Moulin International Holdings, Ltd.                                        21,998             14,326
  Ngai Lik Industrial Holdings, Ltd.                                         94,000             12,212
  Oriental Press Group, Ltd.                                                 74,000             13,439
  Pacific Century Insurance Holdings, Ltd.                                   50,000             17,357
  Pacific Century Premium Developments, Ltd.                                 60,000             17,330
  Playmates Holdings, Ltd.                                                  108,000             14,564
 *QPL International Holdings, Ltd.                                           23,000              1,802
  Road King Infrastructure, Ltd.                                             28,000             20,738
  Sa Sa International Holdings, Ltd.                                         46,000             16,561
  SCMP Group, Ltd.                                                          122,000             42,975
  Sea Holdings, Ltd.                                                         38,000             14,111
  Shell Electric Manufacturing (Holdings) Co., Ltd.                           3,725                753
  Shenzhen International Holdings, Ltd.                                     612,500             18,738
 *Shougang Concord International Enterprises Co., Ltd.                       90,000              5,731
  Silver Grant International Industries, Ltd.                                40,000             11,837
  Singamas Container Holdings, Ltd.                                          30,000             17,145
  Sino Biopharmaceutical, Ltd.                                               89,000             18,628
 *Sino-I.com, Ltd.                                                        1,240,000             17,709

                                                                             SHARES            VALUE++
                                                                             ------            -------
  Sinolink Worldwide Holdings, Ltd.                                         122,000        $    32,645
  Sun Hung Kai & Co., Ltd.                                                   59,000             15,966
  Tai Cheung Holdings, Ltd.                                                  25,000             12,374
  TCL International Holdings, Ltd.                                          144,000             22,637
  Varitronix International, Ltd.                                             20,009             13,523
  Vitasoy International Holdings, Ltd.                                       56,000             21,653
  Vtech Holdings, Ltd.                                                        6,000             20,297
  Wing On Co. International, Ltd.                                            18,000             24,207
                                                                                           -----------
TOTAL COMMON STOCKS                                                                          1,705,230
                                                                                           -----------
RIGHTS/WARRANTS -- (0.0%)
 *Champion Technology Holdings, Ltd. Warrants 02/27/07                        4,411                  0
 *Heritage International Holdings, Ltd. Rights 12/13/05                          27                  0
 *QPL International Holdings, Ltd. Rights 12/20/05                            4,600                  0
                                                                                           -----------
TOTAL RIGHTS/WARRANTS                                                                                0
                                                                                           -----------
TOTAL -- HONG KONG                                                                           1,705,230
                                                                                           -----------
GERMANY -- (3.3%)
COMMON STOCKS -- (3.3%)
 *Aareal Bank AG                                                              1,300             48,961
  Andreae-Noris Zahn AG, Anzag                                                  580             23,572
 *Articon Integralis AG                                                         400              1,355
  Ava Allgemeine Handelsgesellschaft der Verbraucher AG                         700             39,585
  AWD Holding AG                                                              1,300             35,087
  Baader Wertpapier Handelsbank AG                                            1,100              7,904
 *Beate Uhse AG                                                               1,700             11,982
  Bechtle AG                                                                    929             18,217
  Bilfinger & Berger Bau AG                                                   2,000             89,542
  Comdirect Bank AG                                                           2,500             22,094
  DAB Bank AG                                                                 3,800             29,678
  Deutsche Euroshop AG                                                          373             19,776
 *Deutz AG                                                                    4,400             19,132
  Douglas Holding AG                                                            900             33,782
 *Duerr Beteiligungs AG                                                         500              9,408
 *Em.TV AG                                                                    3,300             15,213
 *Epcos AG                                                                    1,600             19,851
  Fielmann AG                                                                   700             48,074
  GFK AG                                                                      1,560             57,027
 *Gildemeister AG                                                             2,400             16,358
 *GPC Biotech AG                                                              1,550             17,495
  IVG Immobilien AG                                                           4,500             87,065
  Iwka AG                                                                     1,166             21,416
 *Jenoptik AG                                                                   939              7,613
 *Kontron AG                                                                  1,249             10,156
  KWS Kleinwanzlebener Saatzucht AG                                              15             12,106
  Leoni AG                                                                      984             31,086
  Mobilcom AG                                                                 1,478             30,038
  MVV Energie AG                                                              2,000             41,509
 *MWG Biotech AG                                                              1,000                226
  Norddeutsche Affinerie AG                                                     902             20,978
  Paragon AG                                                                  1,157             20,424
  Pfeiffer Vacuum Technology AG                                                 432             21,678
 *Pfleiderer AG                                                               2,100             41,268
 *Qiagen NV                                                                   3,997             45,179
 *QSC AG                                                                      2,060              9,274
  Rheinmetall Berlin AG                                                         990             57,490
  Rhoen-Klinikum AG                                                           1,200             44,959
 *Senator Entertainment AG                                                      140        $       277
 *SGL Carbon AG                                                               1,609             26,354
  SHB Stuttgarter Finanz - und Beteiligungs AG                                1,000             34,191
 *Singulus Technologies AG                                                      700             10,782
  Sixt AG                                                                       900             22,947
  Software AG                                                                   756             36,680
  Stada Arzneimittel AG                                                       1,067             34,117
 *Strabag AG                                                                    166             13,093
  Sued-Chemie AG                                                                200             10,578
  Takkt AG                                                                    3,000             32,637
 *Techem AG                                                                     557             23,992
  United Internet AG                                                          2,000             71,114
 *Vivacon AG                                                                    637             21,998
  Vossloh AG                                                                    800             43,241
 *WCM Beteiligungs AG                                                        11,166              5,534
                                                                                           -----------
TOTAL -- GERMANY                                                                             1,474,093
                                                                                           -----------
SINGAPORE -- (2.7%)
COMMON STOCKS -- (2.7%)
  Allgreen Properties, Ltd.                                                  27,000             21,337
  Amtek Engineering, Ltd.                                                    18,750              5,498
  Ascott Group, Ltd.                                                        204,000             81,855
  Bukit Sembawang Estates, Ltd.                                               1,500             10,293
  Cerebos Pacific, Ltd.                                                      15,000             28,357
  CH Offshore, Ltd.                                                          17,400              3,700
 *China Aviation Oil (Singapore) Corp., Ltd.                                127,680             72,852
  Chuan Hup Holdings, Ltd.                                                   87,000             19,816
  Creative Technology Co., Ltd.                                               2,650             21,731
  Fu Yu Manufacturing, Ltd.                                                  78,750             24,621
  Ges International, Ltd.                                                    42,000             23,589
  GK Goh Holdings, Ltd.                                                      17,000              8,251
  Guocoland, Ltd.                                                            42,900             39,253
 *Hi-P International, Ltd.                                                   23,000             23,090
  Hong Leong Asia, Ltd.                                                      46,000             41,076
  Hotel Plaza, Ltd.                                                          25,000             15,194
  Hotel Properties, Ltd.                                                     32,000             27,224
  Hwa Hong Corp., Ltd.                                                       85,000             29,368
 *Interra Resources, Ltd.                                                       480                 66
  Jurong Technologies Industrial Corp., Ltd.                                 55,000             65,572
  K1 Ventures, Ltd.                                                         120,000             23,715
  Keppel Telecommunications and
  Transportation, Ltd.                                                       72,000             53,853
  Kim Eng Holdings, Ltd.                                                     65,000             52,266
  Labroy Marine, Ltd.                                                       100,000             50,119
  MCL Land, Ltd.                                                             48,000             39,690
  Metro Holdings, Ltd.                                                       83,000             33,237
 *Orchard Parade Holdings, Ltd.                                              11,239              4,760
  Parkway Holdings, Ltd.                                                     16,000             19,384
  Robinson & Co., Ltd.                                                        9,600             32,686
  SBS Transit, Ltd.                                                          23,000             29,901
  Singapore Food Industries, Ltd.                                            71,000             44,824
  Straits Trading Co., Ltd.                                                  61,200            101,946
 *Tuan Sing Holdings, Ltd.                                                   44,000              2,827
 *United Test & Assembly Center, Ltd.                                        50,000             20,657
  UOB-Kay Hian Holdings, Ltd.                                               107,000             68,391
  WBL Corp., Ltd.                                                            22,000             49,738
                                                                                           -----------
TOTAL COMMON STOCKS                                                                          1,190,737
                                                                                           -----------

                                                                             SHARES            VALUE++
                                                                             ------            -------
RIGHTS/WARRANTS -- (0.0%)
 *Amtek Engineering, Ltd.
  Rights 12/02/05                                                            18,750        $     2,273
                                                                                           -----------
TOTAL -- SINGAPORE                                                                           1,193,010
                                                                                           -----------
SWEDEN -- (2.3%)
COMMON STOCKS -- (2.3%)
  Addtech AB Series B                                                         2,500             26,049
  Axfood AB                                                                   1,800             47,002
  Bergman & Beving AB Series B                                                2,500             32,006
  Bilia AB Series A                                                           2,975             53,262
  Billerud AB                                                                 2,100             24,864
 *Boliden AB                                                                  5,500             34,415
 *Capio AB                                                                    2,700             47,559
  Cardo AB                                                                    2,400             54,177
  Castellum AB                                                                1,500             54,573
  D. Carnegie & Co. AB                                                        2,150             30,197
  Elekta AB Series B                                                          2,400             36,053
  Eniro AB                                                                    5,400             58,725
  Haldex AB                                                                   1,680             30,370
  Hoganas AB Series B                                                         1,300             26,665
 *Intrum Justitia AB                                                          2,200             19,306
 *Invik and Co. AB Series B                                                     735              6,417
 *JM AB                                                                         600             26,123
  Klovern AB                                                                  6,000             16,852
  Kungsleden AB                                                               1,400             40,730
  Lagercrantz Group AB Series B                                               2,500              8,028
  Lindex AB                                                                     700             36,387
  Nibe Industrier AB                                                            100              2,634
  Nobia AB                                                                    1,700             29,708
  Observer AB                                                                 2,880             10,156
 *OMX AB                                                                      5,300             68,756
  PEAB AB Series B                                                            1,600             19,612
 *Pergo AB                                                                    4,000             18,826
  Rottneros Bruk AB                                                          11,700              9,665
 *Scribona AB Series A                                                        1,500              3,325
 *Telelogic AB                                                                9,000             21,276
  Tietoenator Corp. AB                                                        1,015             33,669
  Trelleborg AB Series B                                                      3,600             59,608
  WM-data AB Series B                                                         8,800             26,554
                                                                                           -----------
TOTAL -- SWEDEN                                                                              1,013,549
                                                                                           -----------
NETHERLANDS -- (2.2%)
COMMON STOCKS -- (2.2%)
  Aalberts Industries NV                                                        569             28,458
  Accell Group NV                                                               795             19,227
  AFC Ajax NV                                                                   864              8,964
  AM NV                                                                       1,364             16,019
  Arcadis NV                                                                    806             24,447
 *ASM International NV                                                        1,000             14,447
  Athlon Holding NV                                                             411             10,121
  Beter Bed Holding NV                                                          543             17,275
  Boskalis Westminster NV                                                     1,282             73,958
  Brunel International NV                                                     1,355             26,720
  Buhrmann NV                                                                 4,178             55,185
 *Crucell NV                                                                    975             25,777
 *Draka Holding NV                                                              762             11,559
  Eriks Group NV                                                                272              9,975
  Getronics NV                                                                2,910             34,989
  Grolsche NV                                                                   800             20,490
 *Hagemeyer NV                                                               12,600             34,816
  Heijmans NV                                                                   496             22,079
  Imtech NV                                                                   1,285        $    42,044
 *Jetix Europe NV                                                               783             13,032
  Kas Bank NV                                                                   488             10,349
 *Kendrion NV                                                                 1,337              2,490
  Koninklijke Bam Groep NV                                                      502             44,839
 *Koninklijke Frans Maas Groep NV                                               810             29,804
  Koninklijke Ten Cate NV                                                       114             11,482
  Koninklijke Vopak NV                                                        1,141             33,329
 *Laurus NV                                                                   4,820             16,936
  Nutreco Holding NV                                                          1,308             56,215
  Oce NV                                                                      2,356             33,538
  OPG Groep NV Series A                                                         453             30,724
 *Ordina NV                                                                     772             13,078
 *Pharming Group NV                                                           3,806             16,304
 *Semiconductor Industries NV                                                 1,100              5,262
  Sligro Food Group NV                                                          462             17,870
  Stork NV                                                                      900             33,841
  Telegraaf Media Groep NV                                                    1,000             22,360
  Twentsche Kabel Holding NV                                                    677             28,897
  United Services Group NV                                                      815             30,881
  Univar NV                                                                     550             22,636
  Van der Moolen Holding NV                                                     995              5,419
  Wegener Arcade NV                                                           1,631             19,235
                                                                                           -----------
TOTAL -- NETHERLANDS                                                                           995,071
                                                                                           -----------
ITALY -- (1.9%)
COMMON STOCKS -- (1.9%)
  Acea SpA                                                                    6,000             60,272
  Aem Torino SpA                                                             10,500             25,560
*#Alitalia Linee Aeree Italiane SpA                                           4,000              4,412
  Banca Intermobiliare di Investimenti e Gestoni SpA                          5,000             45,439
  Banco di Desio e della Brianza SpA                                          5,000             35,033
  Banco Piccolo Valellinese Scarl SpA                                         3,375             43,531
  Beni Stabili SpA, Roma                                                     40,000             38,029
  Caltagirone Editore SpA                                                     3,000             24,843
  Caltagirone SpA                                                             3,250             27,461
  CIR SpA (Cie Industriale Riunite), Torino                                  17,000             43,862
 *Cirio Finanziaria SpA                                                      45,000              9,231
  Class Editore SpA                                                           3,000              5,777
  De Longhi SpA                                                               8,000             22,182
 *Gemina SpA                                                                  7,472             17,934
  Gewiss SpA                                                                  6,000             34,458
  Gruppo Editoriale L'Espresso SpA                                            3,896             19,647
 *Immobiliare Lombardia SpA                                                  14,088              3,346
  Immsi SpA                                                                   7,215             18,302
 *Impregilo SpA                                                               3,077             10,030
  Manifattura Lane Gaetano Marzotto & Figli SpA                               3,506             14,471
  Merloni Elettrodomestici SpA                                                2,500             24,243
  Permasteelisa SpA                                                             913             13,512
  Pirelli & C.Real Estate SpA                                                 1,000             55,848
  Premafin Finanziaria SpA Holding di Partecipazioni, Roma                   21,959             49,547
  Recordati SpA                                                               4,000             28,027
 *SNIA SpA                                                                    5,304                603
  Societe Cattolica di Assicurazoni Scarl SpA                                   990             48,367
 *Sorin SpA                                                                  10,530             19,948
 *STA Metallurgica Italiana SpA                                              15,500              7,638

                                                                             SHARES            VALUE++
                                                                             ------            -------
   Tod's Group SpA                                                              328        $    20,542
   Vianini Lavori SpA                                                         5,720             55,638
                                                                                           -----------
TOTAL -- ITALY                                                                                 827,733
                                                                                           -----------
GREECE -- (1.8%)
COMMON STOCKS -- (1.8%)
  Aktor Technical Co. S.A.                                                    6,480             23,147
  Athens Water Supply & Sewage Co. S.A.                                       4,400             36,965
  Attica Holdings S.A.                                                        7,500             30,656
  Babis Vovos S.A.                                                            2,600             41,434
 *Bank of Attica S.A.                                                         6,400             39,105
  Bank of Greece                                                                300             33,298
  Egnatia Bank S.A.                                                           2,980             14,086
  Fourlis S.A.                                                                2,390             24,068
 *General Hellenic Bank                                                       1,850             19,316
  Germanos S.A.                                                               3,800             61,398
  Hellenic Duty Free Shops S.A.                                               3,700             62,657
  Hellenic Technodomiki S.A.                                                  4,560             22,419
  Heracles General Cement Co.                                                 5,400             57,535
  Hyatt Regency S.A.                                                          4,700             54,714
  Iaso S.A.                                                                   2,560              9,595
  Intracom S.A.                                                               5,500             31,961
  J&P-Avax S.A.                                                               5,200             22,277
  Kego S.A.                                                                   4,390              6,208
  Lambrakis Press S.A.                                                        6,399             22,149
  Mailis (M.J.) S.A.                                                          4,270             16,248
  Metka S.A.                                                                  1,850             17,617
  Mytilineos Holdings S.A.                                                    1,750             33,191
  N.B.G. Real Estate Development Co.                                          6,100             30,927
  Notos Com.Holdings S.A.                                                     4,860             19,093
  Technical Olympic S.A.                                                      5,500             30,376
  Viohalco S.A.                                                               9,200             64,119
                                                                                           -----------
TOTAL -- GREECE                                                                                824,559
                                                                                           -----------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
  Ackermans & Van Haaren SA                                                   1,200             67,312
  Barco NV                                                                      500             34,773
  Bekaert SA                                                                    500             39,455
  Brederode SA                                                                  592             16,574
  Cofinimmo SA                                                                  365             56,701
  Compagnie Maritime Belge SA                                                 1,500             48,416
  Cumerio                                                                       525              9,371
 *Cumerio VVPR                                                                   25                  1
  Deceuninck SA                                                               1,300             36,809
  D'Ieteren SA                                                                  185             48,099
  Euronav SA                                                                  1,500             42,189
  Exmar NV                                                                      300             28,270
 *Immobel (Cie Immobiliere de Belgique SA)                                      200              8,951
  Omega Pharma SA                                                             1,200             55,592
 *Option NV                                                                     396             27,207
  Quick Restaurants SA                                                          797             21,343
 *Spector Photo Group SA                                                        188                653
 *Telindus Group SA                                                             888             15,591
  Tessenderlo Chemie NV                                                         800             25,436
 *Umicore-Strip VVPR                                                             25                  3
  Warehouses De Pauw SCA                                                        184              8,701
                                                                                           -----------
TOTAL COMMON STOCKS                                                                            591,447
                                                                                           -----------

RIGHTS/WARRANTS -- (0.0%)
 *Spector Photo Group SA Rights 12/08/05                                        188        $         0
                                                                                           -----------
TOTAL -- BELGIUM                                                                               591,447
                                                                                           -----------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
  Amer Group Oyj Series A                                                     3,300             59,422
  Elcoteq Network Oyj                                                           500             11,055
  Finnair Oyj                                                                 3,800             47,942
  Finnlines Oyj                                                               1,800             28,060
  Huhtamaki Oyj                                                               4,350             66,689
  KCI Konecranes International Oyj                                              600             26,593
  Kemira GrowHow Oyj                                                            977              7,247
  Kemira Oyj                                                                  4,600             66,569
  Okobank Class A                                                             3,200             39,609
  Raisio Group P.L.C. Series V                                                4,000             10,559
 *Stonesoft Corp.                                                             2,191              1,288
  Uponor Oyj Series A                                                         3,000             65,506
  Vaisala Oyj Series A                                                          700             19,680
  Viking Line AB                                                                400             10,775
  Yit-Yhtymae Oyj                                                             2,600            105,068
                                                                                           -----------
TOTAL -- FINLAND                                                                               566,062
                                                                                           -----------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
 *Almindelig Brand A.S.                                                         778             30,928
 *Auriga Industries A.S. Series B                                               400             10,860
  Bang & Olufsen Holding A.S. Series B                                          450             41,548
  Bryggerigruppen A.S.                                                          250             18,954
  Christian Hansen Holding A.S. Series B                                        120             11,080
  DFDS A.S., Copenhagen                                                         384             21,909
  F L Smidth & Co. A.S.                                                       1,240             34,923
  Forstaedernes Bank A.S.                                                       100             10,033
  Koebenhavns Lufthavne A.S.                                                    290             90,840
  NKT Holding A.S.                                                              960             40,033
 *SAS Danmark A.S.                                                            1,739             19,912
  Simcorp A.S.                                                                  200             19,268
  Spar Nord Bank A.S.                                                           165             24,325
  Sydbank A.S.                                                                1,600             37,061
 *Topdanmark A.S.                                                             1,450            118,275
  Treka A.S.                                                                    700             16,455
                                                                                           -----------
TOTAL -- DENMARK                                                                               546,404
                                                                                           -----------
NORWAY -- (1.2%)
COMMON STOCKS -- (1.2%)
  Aker Yards ASA                                                                877             36,913
  Bonheur ASA                                                                   100              7,933
  Ekornes ASA                                                                 1,600             28,575
 *Eltek ASA                                                                   1,200             18,495
 *Fjord Seafood ASA                                                          20,000             13,953
  Ganger Rolf ASA                                                               240             17,596
 *Nera ASA                                                                    4,600              9,787
 *Ocean Rig ASA                                                               2,000             21,452
  Prosafe ASA                                                                 1,400             49,824
  Rieber and Son ASA Series A                                                 3,600             26,428
 *Sinvest ASA                                                                 2,500             21,213
  Tandberg ASA Series A                                                       5,200             45,619

                                                                             SHARES            VALUE++
                                                                             ------            -------
 *Tandberg Television ASA                                                     2,600        $    31,535
 *Tgs-Nopec Geophysical Co. ASA                                                 500             19,084
  Tomra Systems ASA                                                           9,200             64,277
  Visma ASA                                                                   1,300             17,861
  Wilhelmsen (Wilhelm), Ltd. ASA Series A                                     2,800             90,696
                                                                                           -----------
TOTAL -- NORWAY                                                                                521,241
                                                                                           -----------
SPAIN -- (1.2%)
COMMON STOCKS -- (1.2%)
  Abengoa SA                                                                  2,800             41,604
 *Amper SA                                                                    1,600             14,800
  Banco de Andalucia SA                                                         224             19,948
  Banco Guipuzcoano SA                                                          932             20,326
  Campofrio Alimentacion SA                                                   1,466             23,664
  Compania de Distribucion Integral Logista SA                                1,100             53,563
  Europistas Concesionaria Espanola SA                                        3,835             23,246
 #Faes Farma SA                                                               2,374             45,764
  Grupo Empresarial Ence SA                                                   1,200             36,657
  Iberpapel Gestion SA                                                          936             18,090
  Inmobiliaria Urbis SA                                                       4,600             86,238
  Prosegur Cia de Seguridad SA                                                2,200             53,213
 *Puleva Biotech SA                                                             244                731
  Tubacex SA                                                                  5,465             24,225
  Uralita SA                                                                  5,700             25,657
  Viscofan Industria Navarra de Envolturas Celulosicas SA                     2,730             31,036
                                                                                           -----------
TOTAL COMMON STOCKS                                                                            518,762
                                                                                           -----------
RIGHTS/WARRANTS -- (0.0%)
 *Grupo Empresarial Ence SA Rights 11/26/05                                   1,200              1,966
                                                                                           -----------
TOTAL -- SPAIN                                                                                 520,728
                                                                                           -----------
IRELAND -- (1.1%)
COMMON STOCKS -- (1.1%)
  Abbey P.L.C.                                                                1,809             19,598
  DCC P.L.C.                                                                  2,250             40,455
  FBD Holdings P.L.C.                                                         1,308             51,970
  Fyffes P.L.C.                                                              13,698             32,983
  Glanbia P.L.C.                                                             12,578             35,030
  Greencore Group P.L.C.                                                      7,282             28,665
  IAWS Group P.L.C.                                                           4,260             59,836
  Independent News & Media P.L.C.                                            15,021             40,766
  Kingspan Group P.L.C.                                                       7,161             87,388
  McInerney Holdings P.L.C.                                                   1,965             20,442
  Paddy Power P.L.C.                                                          1,121             13,917
  United Drug P.L.C.                                                          9,000             37,156
 *Waterford Wedgwood P.L.C.                                                  70,325              4,560
                                                                                           -----------
TOTAL -- IRELAND                                                                               472,766
                                                                                           -----------
AUSTRIA -- (0.9%)
COMMON STOCKS -- (0.9%)
  Agrana Beteiligungs AG                                                        319             28,896
  Andritz AG                                                                    212             21,169
 *Betandwin.com Interactive Entertainment AG                                    273             22,704
  Boehler-Uddeholm AG                                                           385             62,642
  BWT AG                                                                        472             13,416
 *CA Immobilien Anlagen AG                                                    1,157        $    28,719
 *Christ Water Techology AG                                                     472              4,981
  Flughafen Wien AG                                                             543             34,507
  Lenzing AG                                                                    106             21,510
  Mayr-Melnhof Karton AG                                                        420             55,960
  Oberbank AG                                                                   305             30,308
  Palfinger AG                                                                  226             16,284
 *RHI AG, Wien                                                                  833             23,127
  Schoeller-Bleckmann Oilfield Equipment AG                                     838             22,851
 *Sparkassen Immobilien AG                                                    1,900             19,056
                                                                                           -----------
TOTAL COMMON STOCKS                                                                            406,130
                                                                                           -----------
RIGHTS/WARRANTS -- (0.0%)
 *Sparkassen Immobilien AG Rights 11/23/05                                    1,900                 22
                                                                                           -----------
TOTAL -- AUSTRIA                                                                               406,152
                                                                                           -----------
PORTUGAL -- (0.7%)
COMMON STOCKS -- (0.7%)
  *Impresa Sociedade Gestora de Participacoes Socias SA                       3,054             17,170
   Jeronimo Martins SGPS SA                                                   7,618            109,657
   Portucel-Empresa Produtora de Pasta de Papel SA                           20,700             42,037
   Sociedade de Investimento e Gestao SGPS SA                                 6,200             45,420
 *#Sonaecom SGPS SA                                                          13,800             61,540
   Teixeira Duarte Engenharia e Construcoes SA                               22,200             33,485
                                                                                           -----------
TOTAL -- PORTUGAL                                                                              309,309
                                                                                           -----------
NEW ZEALAND -- (0.5%)
COMMON STOCKS -- (0.5%)
  Cavalier Corp., Ltd.                                                        8,600             16,134
  Fisher & Paykel Apppliances Holdings, Ltd.                                  8,068             18,404
  Port of Tauranga, Ltd.                                                     11,600             35,546
  Ryman Healthcare Group, Ltd.                                                6,223             24,036
  Sanford, Ltd.                                                               6,562             19,566
 *Tower, Ltd.                                                                47,501             66,564
  Waste Management NZ, Ltd.                                                  13,200             57,924
                                                                                           -----------
TOTAL -- NEW ZEALAND                                                                           238,174
                                                                                           -----------
CANADA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *ATS Automation Tooling System, Inc.                                         1,700             19,439
 *Blackrock Ventures, Inc.                                                      900              8,062
 *Canadian Western Bank                                                         300              8,856
 *CCL Industries, Inc. Class B Non-Voting                                       400              9,497
 *Corus Entertainments, Inc. Class B Non-Voting                                 300              7,457
 *Kingsway Financial Services, Inc.                                           1,200             22,433
  Russel Metals, Inc.                                                         1,200             21,888
 *Yamana Gold, Inc.                                                           4,000             18,892
                                                                                           -----------
TOTAL -- CANADA                                                                                116,524
                                                                                           -----------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Promet Berhad                                                              23,000                  0
                                                                                           -----------

                                                                           FACE
                                                                          AMOUNT                VALUE+
                                                                          ------                ------
                                                                           (000)
TEMPORARY CASH INVESTMENTS -- (2.4%)
 ~Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
   (Collateralized by $1,069,995 U.S. STRIPS, 05/15/11, valued at
   $845,282) to be repurchased at $828,708                             $        829       $    828,617
  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
   (Collateralized by $228,000 FHLMC Notes 4.00%, 09/22/09, valued
   at $223,440) to be repurchased at $220,024                                   220            220,000
                                                                                          ------------
TOTAL TEMPORARY CASH INVESTMENTS                                                             1,048,617
                                                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $35,876,618)                                                                     $ 44,443,316
                                                                                          ============

                 See accompanying Notes to Financial Statements.

                          VA SHORT-TERM FIXED PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                                         FACE
                                                                        AMOUNT               VALUE+
                                                                        ------               ------
                                                                         (000)
UNITED STATES -- (67.1%)
AGENCY OBLIGATIONS -- (33.6%)
Federal Farm Credit Bank
  2.250%, 09/01/06                                                  $        1,600   $    1,572,301
  2.600%, 09/07/06                                                             900          886,395
  2.750%, 09/29/06                                                             200          196,959
  1.875%, 01/16/07                                                           1,500        1,454,295
  4.600%, 01/23/07                                                             800          799,199
Federal Home Loan Bank
  1.875%, 06/15/06                                                           1,800        1,774,408
  3.500%, 08/15/06                                                           1,000          992,335
  2.875%, 02/15/07                                                           1,200        1,174,457
Federal Home Loan Mortgage Corporation
  2.750%, 08/15/06                                                             700          691,038
  2.750%, 10/15/06                                                           2,600        2,559,700
  2.875%, 12/15/06                                                           1,500        1,472,825
Federal National Mortgage Association
  3.125%, 07/15/06                                                           1,400        1,387,520
  2.375%, 02/15/07                                                           1,000          972,975
  5.250%, 04/15/07                                                           1,500        1,511,003
                                                                                     --------------
TOTAL AGENCY OBLIGATIONS                                                                 17,445,410
                                                                                     --------------
BONDS -- (20.0%)
Bank of America Corp.
  7.125%, 09/15/06                                                           1,500        1,525,530
Citigroup, Inc.
  5.750%, 05/10/06                                                           1,200        1,205,666
General Electric Capital Corp.
  2.970%, 07/26/06                                                             800          791,747
KFW International Finance, Inc.
  5.250%, 06/28/06                                                           1,300        1,303,552
Landeskreditbank Baden-Wuerttemberg
  4.150%, 03/30/07                                                           1,200        1,185,334
Toyota Motor Credit Corp.
  2.900%, 07/14/06                                                           1,200        1,187,563
US Bank NA
  2.850%, 11/15/06                                                           1,300        1,272,346
Wal-Mart Stores, Inc.
  5.450%, 08/01/06                                                             600          603,172
Wells Fargo & Co.
  5.900%, 05/21/06                                                           1,300        1,306,590
                                                                                     --------------
TOTAL BONDS                                                                              10,381,500
                                                                                     --------------
COMMERCIAL PAPER-- (13.5%)
Ciesco L.P.
  3.940%, 12/06/05                                                           1,450        1,449,182
Ixis Commercial Paper
  4.320%, 07/06/06                                                           1,500        1,459,113
Queensland Treasury Corp.
  4.280%, 07/12/06                                                           1,000          971,976
Siemens Capital Corp.
  3.920%, 12/15/05                                                           1,400        1,397,798
Total Capital SA
  4.030%, 12/01/05                                                             300          300,000
UBS Finance Delaware, Inc.
  4.270%, 07/17/06                                                           1,500        1,457,003
                                                                                     --------------
TOTAL COMMERCIAL PAPER                                                                    7,035,072
                                                                                     --------------
TOTAL -- UNITED STATES                                                                   34,861,982
                                                                                     --------------
CANADA -- (10.8%)
BONDS -- (10.8%)
British Columbia, Province of
  4.625%, 10/03/06                                                  $        1,400   $    1,399,692
Canada, Government of
  6.750%, 08/28/06                                                           1,400        1,421,729
Manitoba, Province of
  4.250%, 11/20/06                                                           1,400        1,394,628
Ontario, Province of
  2.650%, 12/15/06                                                           1,400        1,372,038
                                                                                     --------------
TOTAL -- CANADA                                                                           5,588,087
                                                                                     --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (9.8%)
BONDS -- (9.8%)
Asian Development Bank
  4.875%, 02/05/07                                                           1,300        1,302,925
European Investment Bank
  3.000%, 08/15/06                                                           1,200        1,188,126
International Finance Corp.
  5.250%, 05/02/06                                                             400          400,794
  4.750%, 04/30/07                                                           1,000        1,000,268
World Bank (International Bank for Reconstruction & Development)
  4.375%, 09/28/06                                                           1,200        1,199,035
                                                                                     --------------
TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS                                           5,091,148
                                                                                     --------------
AUSTRIA -- (2.5%)
BONDS -- (2.5%)
Oesterreichische Kontrollbank AG
  5.125%, 03/20/07                                                           1,300        1,309,281
                                                                                     --------------
SPAIN -- (2.3%)
BONDS -- (2.3%)
Instituto de Credito Oficial
  4.625%, 11/29/06                                                           1,200        1,196,532
                                                                                     --------------
GERMANY -- (1.9%)
BONDS -- (1.9%)
Landwirtschaftliche Rentenbank
  4.875%, 03/12/07                                                           1,000        1,001,415
                                                                                     --------------
SWEDEN -- (1.9%)
BONDS -- (1.9%)
Swedish Export Credit Corp.
  2.875%, 01/26/07                                                           1,000          979,377
                                                                                     --------------
NORWAY -- (1.7%)
BONDS -- (1.7%)
Eksportfinans ASA
  5.750%, 06/06/06                                                             900          905,027
                                                                                     --------------
UNITED KINGDOM -- (1.3%)
BONDS -- (1.3%)
BP Capital Markets P.L.C.
  2.750%, 12/29/06                                                             700          684,576
                                                                                     --------------

                                                                         FACE
                                                                        AMOUNT               VALUE+
                                                                        ------               ------
                                                                         (000)
TEMPORARY CASH INVESTMENTS -- (0.7%)
  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
    (Collateralized by $357,000 FHLMC Notes 4.00%, 09/22/09,
    valued at $349,860) to be repurchased at $344,037               $          344   $      344,000
                                                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $52,384,787)                                                                 $   51,961,425
                                                                                     ==============

                 See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                                           FACE
                                                                          AMOUNT^           VALUE++
                                                                          -------           -------
                                                                           (000)
UNITED STATES -- (23.7%)
BONDS -- (15.8%)
Citigroup, Inc.
    4.250%, 07/29/09                                                         1,400   $    1,367,839
General Electric Capital Corp.
  ~~1.750%, 02/12/10                                                         1,000          747,934
  ##2.750%, 08/17/10                                                         3,000          365,478
  ##3.250%, 01/28/10                                                         1,000          123,937
Gillette Co.
    3.800%, 09/15/09                                                         1,000          966,241
Pfizer, Inc.
    5.625%, 04/15/09                                                           600          612,560
Procter & Gamble Co.
    6.875%, 09/15/09                                                         1,039        1,109,868
Toyota Motor Credit Corp.
   @4.000%, 02/12/10                                                           300          365,038
  ^^0.550%, 06/30/10                                                       100,000          826,187
US Bank NA
    3.400%, 03/02/09                                                           950          907,065
Wal-Mart Stores, Inc.
    6.875%, 08/10/09                                                           200          213,003
Wells Fargo & Co.
    3.125%, 04/01/09                                                         1,100        1,040,116
Westdeutsche Landesbank
    6.050%, 01/15/09                                                         1,100        1,130,197
                                                                                     --------------
TOTAL BONDS                                                                               9,775,463
                                                                                     --------------
AGENCY OBLIGATIONS -- (7.9%)
Federal Farm Credit Bank
    4.125%, 04/15/09                                                           500          490,422
Federal Home Loan Bank
    2.375%, 08/15/06                                                           700          689,240
    3.375%, 02/23/07                                                           270          265,801
Federal Home Loan Mortgage Corporation
    6.625%, 09/15/09                                                           280          297,984
   @5.750%, 09/15/10                                                         2,400        3,149,340
                                                                                     --------------
TOTAL AGENCY OBLIGATIONS                                                                  4,892,787
                                                                                     --------------
TOTAL -- UNITED STATES                                                                   14,668,250
                                                                                     --------------
CANADA -- (14.4%)
BONDS -- (14.4%)
BP Canada Finance
 (A)3.625%, 01/15/09                                                           225          218,535
British Columbia, Province of
    6.375%, 08/23/10                                                         1,950        1,840,203
Canada Housing Trust
    4.650%, 09/15/09                                                         1,800        1,575,372
Canada, Goverment of
    4.250%, 09/01/09                                                         1,250        1,086,069
General Electric Capital Canada Funding Co.
    3.650%, 06/07/10                                                         1,800        1,510,695
Ontario, Province of
    6.200%, 11/19/09                                                         1,500   $    1,389,401
Toyota Credit Canada
    4.250%, 06/17/09                                                         1,000          858,299
    4.750%, 06/29/09                                                           500          436,509
                                                                                     --------------
TOTAL -- CANADA                                                                           8,915,083
                                                                                     --------------
FRANCE -- (9.3%)
BONDS -- (9.3%)
Caisse D'Amortissement de la Dette Sociale SA
    3.125%, 07/12/10                                                         1,300        1,533,152
Dexia Credit Local
 (A)5.500%, 01/21/09                                                           600          615,196
ERAP
    3.750%, 04/25/10                                                           500          605,006
French Treasury Note BTAN
    2.500%, 07/12/10                                                         1,300        1,494,631
Total Capital SA
 (A)3.500%, 01/05/09                                                         1,100        1,059,442
UNEDIC
    3.000%, 02/02/10                                                           400          469,862
                                                                                     --------------
TOTAL -- FRANCE                                                                           5,777,289
                                                                                     --------------
NETHERLANDS -- (9.0%)
BONDS -- (9.0%)
Bank Nederlandse Gemeenten NV
    3.000%, 04/15/10                                                         1,100        1,291,883
Nederlandse Waterschapsbank NV
 (A)2.750%, 12/30/08                                                           700          660,042
Netherlands, Government of
    5.500%, 07/15/10                                                         1,500        1,950,048
Rabobank Nederland NV
  @@4.250%, 01/05/09                                                         1,600        1,373,146
  @@4.000%, 09/23/10                                                           350          297,012
                                                                                     --------------
TOTAL -- NETHERLANDS                                                                      5,572,131
                                                                                     --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (9.0%)
BONDS -- (9.0%)
Asian Development Bank
    5.9475%, 05/20/09                                                        1,000        1,038,722
European Investment Bank
  ##4.000%, 04/15/09                                                           800          102,283
   @5.625%, 10/15/10                                                         1,300        1,703,154
Inter-American Development Bank
  @@5.625%, 06/29/09                                                           940          846,809
  ^^1.900%, 07/08/09                                                       110,000          965,891
World Bank (International Bank for
  Reconstruction & Development)
    5.125%, 03/13/09                                                           900          912,731
                                                                                     --------------
TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS                                           5,569,590
                                                                                     --------------

                                                                           FACE
                                                                          AMOUNT^           VALUE++
                                                                          -------           -------
                                                                           (000)
GERMANY -- (7.8%)
BONDS -- (7.8%)
DSL Bank AG
  ^^1.750%, 10/07/09                                                        50,000   $      431,677
Bundesobligation
    2.500%, 10/08/10                                                         1,000        1,147,788
KFW-Kreditanstalt Fuer Wiederaufbau AG
  ##3.750%, 01/28/09                                                           400           50,585
  ^^1.850%, 09/20/10                                                       120,000        1,053,998
Landeskreditbank Baden-Wuerttemberg Foerderbank
  @@4.500%, 01/26/09                                                           650          562,461
Landwirtschaftliche Rentenbank
  @@4.250%, 09/01/09                                                         1,800        1,554,759
                                                                                     --------------
TOTAL -- GERMANY                                                                          4,801,268
                                                                                     --------------
SWEDEN -- (5.3%)
BONDS -- (5.3%)
Kommuninvest I Sverige AB
    4.100%, 05/11/09                                                         6,000          767,500
City of Stockholm, Sweden
    3.375%, 03/08/10                                                         9,700        1,214,288
Swedish Government
    4.000%, 12/01/09                                                        10,300        1,325,407
                                                                                     --------------
TOTAL -- SWEDEN                                                                           3,307,195
                                                                                     --------------
AUSTRIA -- (4.5%)
BONDS -- (4.5%)
Asfinag
    3.250%, 10/19/09                                                           260          308,622
Austria, Republic of
  ~~3.000%, 08/21/09                                                         1,200          948,858
Oesterreichische Kontrollbank AG
  ^^1.800%, 03/22/10                                                       175,000        1,533,728
                                                                                     --------------
TOTAL -- AUSTRIA                                                                          2,791,208
                                                                                     --------------
NORWAY -- (2.8%)
BONDS -- (2.8%)
Eksportfinans ASA
 (A)4.375%, 07/15/09                                                         1,270        1,251,292
  ^^1.800%, 06/21/10                                                        53,000          461,207
                                                                                     --------------
TOTAL -- NORWAY                                                                           1,712,499
                                                                                     --------------
DENMARK -- (2.6%)
BONDS -- (2.6%)
Denmark, Kingdom of
    4.000%, 08/15/08                                                        10,000   $    1,626,756
                                                                                     --------------
BELGIUM -- (2.5%)
BONDS -- (2.5%)
Belgium, Kingdom of
    3.000%, 03/28/10                                                         1,300        1,528,335
                                                                                     --------------
JAPAN -- (2.4%)
BONDS -- (2.4%)
Glaxosmithkline Capital KK
   @3.250%, 06/03/09                                                         1,250        1,480,978
                                                                                     --------------
UNITED KINGDOM -- (1.9%)
BONDS -- (1.9%)
Network Rail Finance P.L.C.
   @3.125%, 03/30/09                                                         1,000        1,181,637
                                                                                     --------------
SPAIN -- (1.9%)
BONDS -- (1.9%)
Instituto de Credito Oficial
 (A)3.875%, 07/15/09                                                         1,200        1,166,839
                                                                                     --------------
FINLAND -- (1.7%)
BONDS -- (1.7%)
Finland, Republic of
 (A)3.250%, 05/15/09                                                         1,100        1,057,827
                                                                                     --------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 3.88%, 12/01/05 (Collateralized by $752,000
  FHLMC Notes 4.00%, 09/22/09, valued at $736,960) to be
  repurchased at $726,078                                                      726          726,000
                                                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $63,037,506)                                                                 $   61,882,885
                                                                                     ==============

                 See accompanying Notes to Financial Statements.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                                 VA
                                                                            VA SMALL         VA LARGE      INTERNATIONAL
                                                                             VALUE            VALUE            VALUE
                                                                           PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                         --------------   --------------   --------------
ASSETS:
Investments at Value (including $1,020, $2,493 and
  $896 of securities on loan, respectively)                              $       79,627   $       89,680   $       62,452
Foreign Currencies at Value                                                          --               --                8
Cash                                                                                  1               --               16
Receivables:
  Investment Securities Sold                                                        208               93               --
  Dividends, Interest, and Tax Reclaims                                              46              219              165
  Securities Lending Income                                                           3                1                1
  Fund Shares Sold                                                                   28               --               --
                                                                         --------------   --------------   --------------
    Total Assets                                                                 79,913           89,993           62,642
                                                                         --------------   --------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                                1,107            2,647              945
  Investment Securities Purchased                                                   842            1,277               --
  Fund Shares Redeemed                                                                1                2               46
  Due to Advisor                                                                     32               18               20
Accrued Expenses and Other Liabilities                                               17               18               18
                                                                         --------------   --------------   --------------
    Total Liabilities                                                             1,999            3,962            1,029
                                                                         --------------   --------------   --------------
NET ASSETS                                                               $       77,914   $       86,031   $       61,613
                                                                         ==============   ==============   ==============
SHARES OUTSTANDING $0.01 PAR VALUE
  (50,000,000 Shares Authorized)                                              4,702,928        5,080,700        3,832,079
                                                                         ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                                        $        16.57   $        16.93   $        16.08
                                                                         ==============   ==============   ==============
Investments at Cost                                                      $       69,130   $       74,381   $       47,246
                                                                         ==============   ==============   ==============
Foreign Currencies at Cost                                               $           --    $          --   $            8
                                                                         ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                               VA               VA
                                                                         INTERNATIONAL      SHORT-TERM       VA GLOBAL
                                                                             SMALL            FIXED             BOND
                                                                           PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                         --------------   --------------   --------------
ASSETS:
Investments at Value (including $751, $0 and $0 of
  securities on loan, respectively)                                      $       44,443   $       51,961   $       61,883
Foreign Currencies at Value                                                         161               --              531
Cash                                                                                 15               --               15
Receivables:
  Investment Securities Sold                                                         85               --               --
  Dividends, Interest, and Tax Reclaims                                             118              411              953
  Securities Lending Income                                                           2               --               --
  Fund Shares Sold                                                                   --               14               --
Unrealized Gain on Forward Currency Contracts                                        --               --               41
                                                                         --------------   --------------   --------------
    Total Assets                                                                 44,824           52,386           63,423
                                                                         --------------   --------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                                  829               --               --
  Investment Securities Purchased                                                   301               --            1,060
  Fund Shares Redeemed                                                                1               --                1
  Due to Advisor                                                                     18               11               13
Unrealized Loss on Forward Currency Contracts                                        --               --              506
Accrued Expenses and Other Liabilities                                               13               11               15
                                                                         --------------   --------------   --------------
    Total Liabilities                                                             1,162               22            1,595
                                                                         --------------   --------------   --------------
NET ASSETS                                                               $       43,662   $       52,364   $       61,828
                                                                         ==============   ==============   ==============
SHARES OUTSTANDING $0.01 PAR VALUE
  (50,000,000 Shares Authorized)                                              3,375,673        5,104,897        5,860,602
                                                                         ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                                        $        12.93   $        10.26   $        10.55
                                                                         ==============   ==============   ==============
Investments at Cost                                                      $       35,877   $       52,385   $       63,038
                                                                         ==============   ==============   ==============
Foreign Currencies at Cost                                               $          160   $           --   $          531
                                                                         ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

                                                                                                                 VA
                                                                            VA SMALL         VA LARGE      INTERNATIONAL
                                                                             VALUE            VALUE            VALUE
                                                                           PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                         --------------   --------------   --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0 and $158,
    respectively)                                                        $          609   $        1,206   $        1,506
  Interest                                                                           27               44                9
  Income from Securities Lending                                                     28               16               31
                                                                         --------------   --------------   --------------
      Total Investment Income                                                       664            1,266            1,546
                                                                         --------------   --------------   --------------
EXPENSES
  Investment Advisory Services Fees                                                 345              193              221
  Accounting & Transfer Agent Fees                                                   67               74               67
  Custodian Fees                                                                      7                7               23
  Audit Fees                                                                          3                3                2
  Filing Fees                                                                         1                1                1
  Shareholders' Reports                                                              11               12                7
  Directors' Fees & Expenses                                                          1                1               --
  Other                                                                               1                1                2
                                                                         --------------   --------------   --------------
      Total Expenses                                                                436              292              323
                                                                         --------------   --------------   --------------
  NET INVESTMENT INCOME (LOSS)                                                      228              974            1,223
                                                                         --------------   --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                          9,719            4,372            3,064
  Net Realized Gain (Loss) on Foreign Currency Transactions                          --               --               (5)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                   (3,148)           4,720            4,202
    Translation of Foreign Currency Denominated Amounts                              --               --              (12)
                                                                         --------------   --------------   --------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                                         6,571            9,092            7,249
                                                                         --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $        6,799   $       10,066   $        8,472
                                                                         ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                               VA               VA
                                                                         INTERNATIONAL      SHORT-TERM       VA GLOBAL
                                                                             SMALL            FIXED             BOND
                                                                           PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                         --------------   --------------   --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $60, $0 and $0,
    respectively)                                                        $          985               --               --
  Interest                                                                            7   $        1,472   $        1,881
  Income from Securities Lending                                                     15               --               --
                                                                         --------------   --------------   --------------
      Total Investment Income                                                     1,007            1,472            1,881
                                                                         --------------   --------------   --------------
EXPENSES
  Investment Advisory Services Fees                                                 194              118              133
  Accounting & Transfer Agent Fees                                                   47               23               62
  Custodian Fees                                                                     33                4                8
  Legal Fees                                                                          1               --               --
  Audit Fees                                                                          1                2                2
  Filing Fees                                                                         1                1                2
  Shareholders' Reports                                                               6                7                8
  Directors' Fees & Expenses                                                         --               --                1
  Other                                                                               1                6                2
                                                                         --------------   --------------   --------------
      Total Expenses                                                                284              161              218
                                                                         --------------   --------------   --------------
  NET INVESTMENT INCOME (LOSS)                                                      723            1,311            1,663
                                                                         --------------   --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                          4,455             (119)            (558)
  Net Realized Gain (Loss) on Foreign Currency Transactions                          (4)              --            1,481
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                    1,841             (245)          (1,214)
    Translation of Foreign Currency Denominated Amounts                             (10)              --             (368)
                                                                         --------------   --------------   --------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                                         6,282             (364)            (659)
                                                                         --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $        7,005   $          947   $        1,004
                                                                         ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                          VA SMALL VALUE PORTFOLIO           VA LARGE VALUE PORTFOLIO
                                                          ------------------------           ------------------------
                                                             YEAR          YEAR                 YEAR          YEAR
                                                            ENDED         ENDED                ENDED         ENDED
                                                           NOV. 30,      NOV. 30,             NOV. 30,      NOV. 30,
                                                             2005          2004                 2005          2004
                                                          ----------    ----------           ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                            $      228    $      172           $      974    $      674
  Net Realized Gain (Loss) on
    Investment Securities Sold                                 9,719         6,777                4,372         1,668
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                                 --            --                   --            --
  Change in Unrealized Appreciation
    (Depreciation) of Investment Securities                   (3,148)        5,424                4,720         8,569
                                                          ----------    ----------           ----------    ----------
      Net Increase (Decrease) in Net
        Assets Resulting from Operations                       6,799        12,373               10,066        10,911
                                                          ----------    ----------           ----------    ----------
Distributions From:
  Net Investment Income                                         (227)          (57)                (699)         (553)
  Net Short-Term Gains                                        (1,474)       (1,650)                  --            --
  Net Long-Term Gains                                         (5,299)       (2,959)                  --            --
                                                          ----------    ----------           ----------    ----------
        Total Distributions                                   (7,000)       (4,666)                (699)         (553)
                                                          ----------    ----------           ----------    ----------
Capital Share Transactions (a):
  Shares Issued                                               17,788        11,135               16,575        15,452
  Shares Issued in Lieu of Cash Distributions                  7,000         4,666                  699           553
  Shares Redeemed                                            (11,240)       (6,992)             (10,181)       (4,907)
                                                          ----------    ----------           ----------    ----------
        Net Increase (Decrease) from
          Capital Share Transactions                          13,548         8,809                7,093        11,098
                                                          ----------    ----------           ----------    ----------
        Total Increase (Decrease) in
          Net Assets                                          13,347        16,516               16,460        21,456
NET ASSETS
  Beginning of Period                                         64,567        48,051               69,571        48,115
                                                          ----------    ----------           ----------    ----------
  End of Period                                           $   77,914    $   64,567           $   86,031    $   69,571
                                                          ==========    ==========           ==========    ==========
(a) SHARES ISSUED AND REDEEMED:
    Shares Issued                                              1,156           738                1,046         1,130
    Shares Issued in Lieu of Cash Distributions                  459           333                   46            42
    Shares Redeemed                                             (721)         (461)                (645)         (359)
                                                          ----------    ----------           ----------    ----------
                                                                 894           610                  447           813
                                                          ==========    ==========           ==========    ==========
ACCUMULATED NET INVESTMENT
  INCOME (LOSS)                                           $      154    $      154           $      864    $      589

                                                    VA INTERNATIONAL VALUE PORTFOLIO     VA INTERNATIONAL SMALL PORTFOLIO
                                                    --------------------------------     --------------------------------
                                                       YEAR                  YEAR           YEAR                  YEAR
                                                      ENDED                 ENDED          ENDED                 ENDED
                                                     NOV. 30,              NOV. 30,       NOV. 30,              NOV. 30,
                                                       2005                  2004           2005                  2004
                                                    ----------            ----------     ----------            ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                      $    1,223            $      805     $      723            $      467
  Net Realized Gain (Loss) on
    Investment Securities Sold                           3,064                   654          4,455                   763
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                           (5)                   (2)            (4)                   14
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                   4,202                 9,044          1,841                 5,946
    Translation of Foreign Currency
      Denominated Amounts                                  (12)                    4            (10)                    5
                                                    ----------            ----------     ----------            ----------
      Net Increase (Decrease) in Net
        Assets Resulting from Operations                 8,472                10,505          7,005                 7,195
                                                    ----------            ----------     ----------            ----------
Distributions From:
  Net Investment Income                                   (934)                 (526)          (632)                 (403)
  Net Short-Term Gains                                    (141)                   --            (88)                 (300)
  Net Long-Term Gains                                     (463)               (1,123)          (572)                 (691)
                                                    ----------            ----------     ----------            ----------
      Total Distributions                               (1,538)               (1,649)        (1,292)               (1,394)
                                                    ----------            ----------     ----------            ----------
Capital Share Transactions (a):
  Shares Issued                                         11,601                10,091          9,143                 8,324
  Shares Issued in Lieu of Cash Distributions            1,538                 1,649          1,292                 1,394
  Shares Redeemed                                       (7,406)               (5,350)        (6,305)               (3,514)
                                                    ----------            ----------     ----------            ----------
      Net Increase (Decrease) from
        Capital Share Transactions                       5,733                 6,390          4,130                 6,204
                                                    ----------            ----------     ----------            ----------
      Total Increase (Decrease) in Net Assets           12,667                15,246          9,843                12,005
NET ASSETS
  Beginning of Period                                   48,946                33,700         33,819                21,814
                                                    ----------            ----------     ----------            ----------
  End of Period                                     $   61,613            $   48,946     $   43,662            $   33,819
                                                    ==========            ==========     ==========            ==========
(a) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          781                   802            769                   837
    Shares Issued in Lieu of Cash Distributions            109                   144            118                   158
    Shares Redeemed                                       (494)                 (432)          (525)                 (354)
                                                    ----------            ----------     ----------            ----------
                                                           396                   514            362                   641
                                                    ==========            ==========     ==========            ==========
ACCUMULATED NET INVESTMENT
  INCOME (LOSS)                                     $    1,065            $      770     $      573            $      515

                 See accompanying Notes to Financial Statements.

                                                       VA SHORT-TERM FIXED PORTFOLIO         VA GLOBAL BOND PORTFOLIO
                                                       -----------------------------       -----------------------------
                                                          YEAR               YEAR             YEAR               YEAR
                                                         ENDED              ENDED            ENDED              ENDED
                                                        NOV. 30,           NOV. 30,         NOV. 30,           NOV. 30,
                                                          2005               2004             2005                2004
                                                       ----------         ----------       ----------         ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                         $    1,311         $      545       $    1,663         $    1,186
  Net Realized Gain (Loss) on
    Investment Securities Sold                               (119)               (96)            (558)              (198)
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                              --                 --            1,481               (250)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                       (245)              (106)          (1,214)               333
    Translation of Foreign Currency
      Denominated Amounts                                      --                 --             (368)              (104)
                                                       ----------         ----------       ----------         ----------
      Net Increase (Decrease) in Net
        Assets Resulting from Operations                      947                343            1,004                967
                                                       ----------         ----------       ----------         ----------
Distributions From:
  Net Investment Income                                      (584)              (409)            (877)              (891)
  Net Short=Term Gains                                         --               (245)              --               (299)
  Net Long=Term Gains                                          --                (58)              --               (935)
                                                       ----------         ----------       ----------         ----------
      Total Distributions                                    (584)              (712)            (877)            (2,125)
                                                       ----------         ----------       ----------         ----------
Capital Share Transactions (a):
  Shares Issued                                            16,372             15,786           20,217             16,461
  Shares Issued in Lieu of Cash Distributions                 584                712              877              2,125
  Shares Redeemed                                          (6,531)            (9,136)          (3,948)            (5,212)
                                                       ----------         ----------       ----------         ----------
      Net Increase (Decrease) from
        Capital Share Transactions                         10,425              7,362           17,146             13,374
                                                       ----------         ----------       ----------         ----------
      Total Increase (Decrease) in Net Assets              10,788              6,993           17,273             12,216

NET ASSETS
  Beginning of Period                                      41,576             34,583           44,555             32,339
                                                       ----------         ----------       ----------         ----------
  End of Period                                        $   52,364         $   41,576       $   61,828         $   44,555
                                                       ==========         ==========       ==========         ==========
(a) SHARES ISSUED AND REDEEMED:
    Shares Issued                                           1,612              1,552            1,927              1,567
    Shares Issued in Lieu of Cash Distributions                58                 71               84                206
    Shares Redeemed                                          (643)              (899)            (375)              (500)
                                                       ----------         ----------       ----------         ----------
                                                            1,027                724            1,636              1,273
                                                       ==========         ==========       ==========         ==========
ACCUMULATED NET INVESTMENT
  INCOME (LOSS)                                        $    1,205         $      478       $    3,126         $    1,109

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       VA SMALL VALUE PORTFOLIO
                                                ----------------------------------------------------------------------
                                                   YEAR           YEAR           YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED
                                                 NOV. 30,        NOV. 30       NOV. 30,       NOV. 30,       NOV. 30,
                                                   2005           2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $    16.95     $    15.02     $    10.83     $    11.45     $    11.01
                                                ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.05           0.05           0.02           0.03           0.07
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        1.42           3.34           4.94           0.10           2.31
                                                ----------     ----------     ----------     ----------     ----------
     Total from Investment Operations                 1.47           3.39           4.96           0.13           2.38
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.06)         (0.02)         (0.03)         (0.07)         (0.10)
   Net Realized Gains                                (1.79)         (1.44)         (0.74)         (0.68)         (1.84)
                                                ----------     ----------     ----------     ----------     ----------
     Total Distributions                             (1.85)         (1.46)         (0.77)         (0.75)         (1.94)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    16.57     $    16.95     $    15.02     $    10.83     $    11.45
======================================================================================================================
Total Return                                          9.61%         24.62%         49.71%          0.91%         25.51%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $   77,914     $   64,567     $   48,051     $   32,142     $   25,115
Ratio of Expenses to Average Net Assets               0.63%          0.63%          0.68%          0.67%          0.64%
Ratio of Net Investment Income to Average
   Net Assets                                         0.33%          0.31%          0.14%          0.32%          0.63%
Portfolio Turnover Rate                                 35%            30%            40%            31%            19%

                                                                       VA LARGE VALUE PORTFOLIO
                                                ----------------------------------------------------------------------
                                                   YEAR           YEAR           YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED
                                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                   2005           2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $    15.01     $    12.59     $    10.69     $    12.68     $    13.02
                                                ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.19           0.15           0.13           0.12           0.16
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        1.88           2.42           1.90          (1.94)          0.72
                                                ----------     ----------     ----------     ----------     ----------
     Total from Investment Operations                 2.07           2.57           2.03          (1.82)          0.88
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.15)         (0.15)         (0.13)         (0.17)         (0.27)
   Net Realized Gains                                   --             --             --             --          (0.95)
                                                ----------     ----------     ----------     ----------     ----------
     Total Distributions                             (0.15)         (0.15)         (0.13)         (0.17)         (1.22)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    16.93     $    15.01     $    12.59     $    10.69     $    12.68
======================================================================================================================
Total Return                                         13.91%         20.55%         19.21%        (14.57)%         7.15%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $   86,031     $   69,571     $   48,115     $   37,790     $   36,634
Ratio of Expenses to Average Net Assets               0.38%          0.40%          0.40%          0.40%          0.41%
Ratio of Net Investment Income to Average
   Net Assets                                         1.27%          1.13%          1.27%          1.15%          1.33%
Portfolio Turnover Rate                                 13%             8%             7%             9%            13%

                 See accompanying Notes to Financial Statements.

                                                                   VA INTERNATIONAL VALUE PORTFOLIO
                                                ----------------------------------------------------------------------
                                                   YEAR           YEAR           YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED
                                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                   2005           2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $    14.25     $    11.53     $     8.70     $     9.44     $    11.46
                                                ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.32           0.25           0.20           0.17           0.20
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        1.96           3.04           2.81          (0.69)         (1.36)
                                                ----------     ----------     ----------     ----------     ----------
     Total from Investment Operations                 2.28           3.29           3.01          (0.52)         (1.16)
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.27)         (0.18)         (0.18)         (0.19)         (0.22)
   Net Realized Gains                                (0.18)         (0.39)            --          (0.03)         (0.64)
                                                ----------     ----------     ----------     ----------     ----------
     Total Distributions                             (0.45)         (0.57)         (0.18)         (0.22)         (0.86)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    16.08     $    14.25     $    11.53     $     8.70     $     9.44
======================================================================================================================
Total Return                                         16.42%         29.80%         35.49%         (5.71)%       (11.12)%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $   61,613     $   48,946     $   33,700     $   24,188     $   21,264
Ratio of Expenses to Average Net Assets               0.59%          0.61%          0.63%          0.63%          0.64%
Ratio of Net Investment Income to Average
   Net Assets                                         2.21%          1.98%          2.07%          1.82%          1.92%
Portfolio Turnover Rate                                 12%             8%            21%             2%             8%

                                                                   VA INTERNATIONAL SMALL PORTFOLIO
                                                ----------------------------------------------------------------------
                                                   YEAR           YEAR           YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED
                                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                   2005           2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $    11.22     $     9.19     $     6.26     $     6.40     $     7.64
                                                ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.22           0.20           0.15           0.13           0.17
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        1.92           2.42           2.89          (0.11)         (0.58)
                                                ----------     ----------     ----------     ----------     ----------
     Total from Investment Operations                 2.14           2.62           3.04           0.02          (0.41)
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.21)         (0.17)         (0.11)         (0.14)         (0.20)
   Net Realized Gains                                (0.22)         (0.42)            --          (0.02)         (0.63)
                                                ----------     ----------     ----------     ----------     ----------
     Total Distributions                             (0.43)         (0.59)         (0.11)         (0.16)         (0.83)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    12.93     $    11.22     $     9.19     $     6.26     $     6.40
======================================================================================================================
Total Return                                         19.72%         30.17%         49.54%          0.27%         (6.17)%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $   43,662     $   33,819     $   21,814     $   14,474     $   11,783
Ratio of Expenses to Average Net Assets               0.73%          0.77%          0.78%          0.77%          0.77%
Ratio of Net Investment Income to Average
   Net Assets                                         1.86%          1.70%          1.92%          1.70%          2.07%
Portfolio Turnover Rate                                 21%             9%            27%             6%             8%

                 See accompanying Notes to Financial Statements.

                                                                     VA SHORT-TERM FIXED PORTFOLIO
                                                ----------------------------------------------------------------------
                                                   YEAR           YEAR           YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED
                                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                   2005           2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $    10.20     $    10.31     $    10.50     $    10.58     $    10.58
                                                ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.26           0.14           0.13           0.24           0.45
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                       (0.06)         (0.04)          0.03           0.11           0.15
                                                ----------     ----------     ----------     ----------     ----------
     Total from Investment Operations                 0.20           0.10           0.16           0.35           0.60
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.14)         (0.12)         (0.22)         (0.42)         (0.60)
   Net Realized Gains                                   --          (0.09)         (0.13)         (0.01)            --
                                                ----------     ----------     ----------     ----------     ----------
     Total Distributions                             (0.14)         (0.21)         (0.35)         (0.43)         (0.60)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    10.26     $    10.20     $    10.31     $    10.50     $    10.58
======================================================================================================================
Total Return                                          1.98%          1.01%          1.60%          3.37%          6.02%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $   52,364     $   41,576     $   34,583     $   29,533     $   23,476
Ratio of Expenses to Average Net Assets               0.34%          0.35%          0.36%          0.37%          0.38%
Ratio of Net Investment Income to Average
   Net Assets                                         2.77%          1.38%          1.31%          2.37%          4.40%
Portfolio Turnover Rate                                 31%           141%           160%           145%            71%

                                                                       VA GLOBAL BOND PORTFOLIO
                                                ----------------------------------------------------------------------
                                                   YEAR           YEAR           YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED
                                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                   2005           2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $    10.55     $    10.95     $    10.91     $    10.67     $    10.68
                                                ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.33(1)        0.22           0.31           0.33           0.41
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                       (0.12)          0.09           0.14           0.38           0.32
                                                ----------     ----------     ----------     ----------     ----------
     Total from Investment Operations                 0.21           0.31           0.45           0.71           0.73
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.21)         (0.30)         (0.29)         (0.39)         (0.74)
   Net Realized Gains                                   --          (0.41)         (0.12)         (0.08)            --
                                                ----------     ----------     ----------     ----------     ----------
     Total Distributions                             (0.21)         (0.71)         (0.41)         (0.47)         (0.74)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    10.55     $    10.55     $    10.95     $    10.91     $    10.67
======================================================================================================================
Total Return                                          1.98%          2.97%          4.29%          7.05%          7.29%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $   61,828     $   44,555     $   32,339     $   26,483     $   20,852
Ratio of Expenses to Average Net Assets               0.41%          0.42%          0.43%          0.46%          0.43%
Ratio of Net Investment Income to Average
   Net Assets                                         3.12%          3.01%          3.09%          3.96%          4.09%
Portfolio Turnover Rate                                 75%            86%           107%            82%           159%

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund consists of forty-one portfolios, six of which (the "Portfolios") are included in this report. Thirty-four portfolios are presented in separate reports and one has not yet commenced operations. The Portfolios are only available through a select group of insurance products.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean between the quoted bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the New York Stock Exchange (NYSE) (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "Fixed Income Portfolios") are valued at the most recently quoted bid price or prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or "the Advisor") provides investment advisory services to the Portfolios. For the year ended November 30, 2005, the VA Portfolios' investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

          VA Small Value Portfolio                        0.50 of 1%
          VA Large Value Portfolio                        0.25 of 1%
          VA International Value Portfolio                0.40 of 1%
          VA International Small Portfolio                0.50 of 1%
          VA Short-Term Fixed Portfolio                   0.25 of 1%
          VA Global Bond Portfolio                        0.25 of 1%

FEES PAID TO OFFICERS AND DIRECTORS:

     Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2005, the total related amounts paid by the Fund under this arrangement were $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  DEFERRED COMPENSATION:

     At November 30, 2005, the total liability (in thousands) for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

          VA Small Value Portfolio                              $ 1
          VA Large Value Portfolio                                1
          VA International Value Portfolio                        1
          VA International Small Portfolio                        1
          VA Short-Term Fixed Portfolio                           1
          VA Global Bond Portfolio                                1

E.  PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2005, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                   U.S. GOVERNMENT        OTHER INVESTMENT
                                                      SECURITIES             SECURITIES
                                                ---------------------   ---------------------
                                                PURCHASES     SALES     PURCHASES     SALES
                                                ---------   ---------   ---------   ---------
VA Small Value Portfolio                               --          --   $  31,433   $  24,437
VA Large Value Portfolio                               --          --      16,731      10,207
VA International Value Portfolio                       --          --      11,996       6,626
VA International Small Portfolio                       --          --      11,316       7,969
VA Short-Term Fixed Portfolio                   $  10,938   $   3,812      19,970       6,451
VA Global Bond Portfolio                           10,089      16,818      51,702      22,462

F.  FEDERAL INCOME TAXES:

     Each VA Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

                                                                 INCREASE           INCREASE
                                                                (DECREASE)         (DECREASE)
                                               INCREASE        UNDISTRIBUTED       ACCUMULATED
                                              (DECREASE)       NET INVESTMENT      NET REALIZED
                                           PAID-IN CAPITAL        INCOME              GAINS
                                           ---------------    ---------------    ---------------
VA Small Value Portfolio                                --    $            (1)   $             1
VA International Value Portfolio           $            (1)                 7                 (6)
VA International Small Portfolio                        --                (48)                48
VA Global Bond Portfolio                                --              1,481             (1,481)

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                                            NET INVESTMENT
                                              INCOME AND
                                              SHORT-TERM        LONG-TERM
                                             CAPITAL GAINS    CAPITAL GAINS        TOTAL
                                            --------------    -------------    -------------
VA Small Value Portfolio
2005                                        $        1,701    $       5,299    $       7,000
2004                                                 1,707            2,959            4,666
VA Large Value Portfolio
2005                                                   699               --              699
2004                                                   553               --              553
VA International Value Portfolio
2005                                                 1,075              463            1,538
2004                                                   526            1,123            1,649
VA International Small Portfolio
2005                                                   720              572            1,292
2004                                                   703              691            1,394
VA Short-Term Fixed Portfolio
2005                                                   584               --              584
2004                                                   654               58              712
VA Global Bond Portfolio
2005                                                   877               --              877
2004                                                 1,192              933            2,125

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                             UNDISTRIBUTED                                           TOTAL NET
                                            NET INVESTMENT                                         DISTRIBUTABLE
                                              INCOME AND      UNDISTRIBUTED        CAPITAL            EARNINGS
                                              SHORT-TERM        LONG-TERM            LOSS          (ACCUMULATED
                                            CAPITAL GAINS     CAPITAL GAINS      CARRYFORWARD          LOSSES)
                                           ---------------   ---------------   ---------------    ---------------
VA Small Value Portfolio                   $         1,717   $         8,145                --    $         9,862
VA Large Value Portfolio                               864             3,528                --              4,392
VA International Value Portfolio                     1,449             2,975                --              4,424
VA International Small Portfolio                     1,092             4,000                --              5,092
VA Short-Term Fixed Portfolio                        1,205                --              (213)               992
VA Global Bond Portfolio                             2,676                --              (756)             1,920

     For federal income tax purposes, the Fund measures its capital loss carryforwards as of November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2005, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

                                                  EXPIRES ON
                                                 NOVEMBER 30,
                                                --------------
                                                 2012    2013    TOTAL
                                                ------  ------  ------
VA Short-Term Fixed Income Portfolio            $   96  $  117  $  213
VA Global Bond Portfolio                           198     558     756

     During the year ended November 30, 2005, VA Large Value Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $842 (in thousands).

     Some of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

                                                MARK TO MARKET  REALIZED GAINS
                                                --------------  --------------
VA International Value Portfolio                    $ 307          $ 158
VA International Small Portfolio                       79            235

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                       NET
                                                                                                    UNREALIZED
                                               FEDERAL          UNREALIZED        UNREALIZED       APPRECIATION/
                                              TAX COST         APPRECIATION     (DEPRECIATION)    (DEPRECIATION)
                                           ---------------   ---------------   ---------------    --------------
VA Small Value Portfolio                   $        69,137   $        17,174   $        (6,685)   $       10,489
VA Large Value Portfolio                            74,381            22,546            (7,247)           15,299
VA International Value Portfolio                    47,553            16,813            (1,914)           14,899
VA International Small Portfolio                    35,967            12,188            (3,712)            8,476
VA Short-Term Fixed Portfolio                       52,385                --              (423)             (423)
VA Global Bond Portfolio                            63,037                --            (1,155)           (1,155)

G.  FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

     2. FORWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2005,

VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

                                                                                  UNREALIZED
                                                                                   FOREIGN
SETTLEMENT                                       CONTRACT        VALUE AT          EXCHANGE
   DATE      CURRENCY SOLD      CURRENCY          AMOUNT     NOVEMBER 30, 2005   GAIN (LOSS)
----------   -------------   ---------------   -----------   -----------------   ------------
12/21/05         15,715        Euro Currency   $    18,409   $          18,550   $      (141)
12/21/05         15,841      Canadian Dollar        13,314              13,587          (273)
12/21/05        634,446         Japanese Yen         5,351               5,310            41
12/21/05         32,459        Swedish Krona         3,956               4,026           (70)
12/21/05          2,261          Swiss Franc         1,713               1,721            (8)
12/21/05         10,439        Denmark Krone         1,639               1,653           (14)
                                               -----------   -----------------   -----------
                                   Total       $    44,382   $          44,847   $      (465)
                                               ===========   =================   ===========

     Risks may arise upon entering into these contracts from the potential inability of the counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

     3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the year ended November 30, 2005, borrowings under the discretionary line of credit were as follows (amounts in thousands, except percentages and days):

                                              WEIGHTED       WEIGHTED      NUMBER OF     INTEREST     MAXIMUM AMOUNT
                                              AVERAGE        AVERAGE          DAYS       EXPENSE     BORROWED DURING
                                           INTEREST RATE   LOAN BALANCE   OUTSTANDING    INCURRED       THE PERIOD
                                           -------------   ------------   -----------    --------    ---------------
VA Small Value Portfolio                       4.18%          $  195          11             --          $   565
VA Large Value Portfolio                       4.25%             356           7             --              677
VA International Value Portfolio               4.27%             130          31             --            1,056
VA International Small Portfolio               4.22%             200          33           $  1              767

     There were no outstanding borrowings under the line of credit at November 30, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolios under the line of credit with the international custodian bank during the year ended November 30, 2005.

I.  COMPONENTS OF NET ASSETS:

     At November 30, 2005, net assets consisted of (amounts in thousands):

                                                                                                         VA
                                                                      VA SMALL        VA LARGE      INTERNATIONAL
                                                                        VALUE           VALUE           VALUE
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                    -------------   -------------   -------------
Paid-In Capital                                                     $      57,564   $      66,340   $      42,294
Accumulated Net Investment Income (Loss)                                      154             864           1,065
Accumulated Net Realized Gain (Loss) of Investment Securities               9,700           3,528           3,057
Accumulated Net Realized Foreign Exchange Gain (Loss)                          --              --              (5)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency                                          10,496          15,299          15,206
Unrealized Net Foreign Exchange Gain (Loss)                                    --              --              (4)
                                                                    -------------   -------------   -------------
Total Net Assets                                                    $      77,914   $      86,031   $      61,613
                                                                    =============   =============   =============

                                                                         VA              VA
                                                                    INTERNATIONAL     SHORT-TERM      VA GLOBAL
                                                                        SMALL           FIXED           BOND
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                    -------------   -------------   -------------
Paid-In Capital                                                     $      30,098   $      51,795   $      61,085
Accumulated Net Investment Income (Loss)                                      573           1,205           3,126
Accumulated Net Realized Gain (Loss) of Investment Securities               4,431            (213)           (756)
Accumulated Net Realized Foreign Exchange Gain (Loss)                          (4)             --              --
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency                                           8,567            (423)         (1,155)
Unrealized Net Foreign Exchange Gain (Loss)                                    (3)             --            (472)
                                                                    -------------   -------------   -------------
Total Net Assets                                                    $      43,662   $      52,364   $      61,828
                                                                    =============   =============   =============

J.  SECURITIES LENDING:

     As of November 30, 2005, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of U.S. and Foreign securities are required at all times to be secured by collateral at least equal to 102% and 105%, respectively, of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L.  OTHER:

     At November 30, 2005, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                      APPROXIMATE
                                                                      PERCENTAGE
                                                      NUMBER OF     OF OUTSTANDING
                                                     SHAREHOLDERS       SHARES
                                                     ------------   --------------
VA Small Value Portfolio                                  1               77%
VA Large Value Portfolio                                  1               82
VA International Value Portfolio                          1               80
VA International Small Portfolio                          1               85
VA Short-Term Fixed Portfolio                             2               89
VA Global Bond Portfolio                                  1               82

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustees/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were five Audit Committee meetings held during the fiscal year ended November 30, 2005.

     Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were four Performance Committee meetings held during the fiscal year ended November 30, 2005.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

 NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
    WITH THE FUND         TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     AND ADDRESS            LENGTH OF SERVICE           OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------
                                           DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides  DFAITC - since 1993    79 portfolios in 4     Leo Melamed Professor of Finance, Graduate
Director of DFAIDG, DIG   DFAIDG - since 1983    investment companies   School of Business, University of Chicago.
and DEM.                  DIG - since 1993
Trustee of DFAITC.        DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould             DFAITC - since 1993    79 portfolios in 4     Steven G. Rothmeier Distinguished Service
Director of DFAIDG, DIG   DFAIDG - since 1986    investment companies   Professor of Economics, Graduate School of
and DEM.                  DIG - since 1993                              Business, University of Chicago. Senior
Trustee of DFAITC.        DEM - since 1993                              Vice-President, Lexecon Inc. (economics, law,
1101 E. 58th Street                                                     strategy and finance consulting). Formerly,
Chicago, IL 60637                                                       President, Cardean University (division of
Date of Birth: 1/19/39                                                  UNext.com). Member of the Boards of Milwaukee
                                                                        Mutual Insurance Company and UNext.com.
                                                                        Formerly, Trustee, First Prairie Funds
                                                                        (registered investment company). Trustee,
                                                                        Harbor Fund (registered investment company) (13
                                                                        Portfolios).

 NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
    WITH THE FUND         TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     AND ADDRESS            LENGTH OF SERVICE           OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson         DFAITC - since 1993    79 portfolios in 4     Professor in Practice of Finance, Yale School
Director of DFAIDG, DIG   DFAIDG - since 1981    investment companies   of Management. Director, BIRR Portfolio
and DEM.                  DIG - since 1993                              Analysis, Inc. (software products). Chairman,
Trustee of DFAITC.        DEM - since 1993                              Ibbotson Associates, Inc., Chicago, IL
Yale School of                                                          (software, data, publishing and consulting).
Management                                                              Partner, Zebra Capital Management, LLC (hedge
P.O. Box 208200                                                         fund manager). Formerly, Director, Hospital
New Haven, CT                                                           Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton          DFA ITC - since 2003   79 portfolios in 4     John and Natty McArthur University Professor,
Director of DFAIDG, DIG   DFA IDG - since 2003   investment companies   Graduate School of Business Administration,
and DEM.                  DFA DIG - since 2003                          Harvard University (since 1998). George Fisher
Trustee of DFAITC.        DEM - since 2003                              Baker Professor of Business Administration,
Harvard Business School                                                 Graduate School of Business Administration,
397 Morgan Hall Soldiers                                                Harvard University (1988-1998), Co-founder,
Field Boston, MA 02163                                                  Chief Science Officer, Integrated Finance
Date of Birth: 7/31/44                                                  Limited (since 2002). Director, MF Risk, Inc.
                                                                        (risk management software) (since 2001).
                                                                        Director, Peninsula Banking Group (bank) (since
                                                                        2003). Director, Community First Financial
                                                                        Group (bank holding company) (since 2003).
                                                                        Formerly, Co-Founder and Principal, Long-Term
                                                                        Capital Management. Director, Vical
                                                                        Incorporated (biopharmaceutical product
                                                                        development).

Myron S. Scholes          DFAITC - since 1993    79 portfolios in 4     Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG   DFAIDG - since 1981    investment companies   Stanford University. Managing Partner, Oak Hill
and DEM.                  DIG - since 1993                              Capital Management (private equity firm).
Trustee of DFAITC.        DEM - since 1993                              Chairman, Oak Hill Platinum Partners (hedge
Oak Hill Capital                                                        fund). Director, Chicago Mercantile Exchange,
Management, Inc.                                                        Consultant, Arbor Investors. Formerly,
2775 Sand Hill Rd                                                       Director, Smith Breeden Family of Funds.
Suite 220                                                               Director, American Century Fund Complex
Menlo Park, CA 94025                                                    (registered investment companies) (38
Date of Birth: 7/01/41                                                  Portfolios); and Director, Chicago Mercantile
                                                                        Exchange Holdings Inc.

Abbie J. Smith            DFAITC - since 2000    79 portfolios in 4     Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG   DFAIDG - since 2000    investment companies   Graduate School of Business, University of
and DEM.                  DIG - since 2000                              Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.        DEM - since 2000                              Business School (9/01 to 8/02). Director, HON
Graduate School of                                                      Industries Inc. (office furniture) and
Business                                                                Director, Ryder System Inc. (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

 NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
    WITH THE FUND         TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     AND ADDRESS            LENGTH OF SERVICE           OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------
                                            INTERESTED TRUSTEES/DIRECTORS**

David G. Booth            DFAITC - since 1993    79 portfolios in 4     Chairman, Director, Chief Executive Officer,
Chairman, Director,       DFAIDG - since 1981    investment companies   Chief Investment Officer and President of
Chief Executive           DIG - since 1992                              Dimensional Fund Advisors Inc., DFA Securities
Officer, Chief            DEM - since 1993                              Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
Investment Officer and                                                  Chief Executive Officer, Chief Investment
President of DFAIDG,                                                    Officer and President of DFAITC. Director of
DIG and DEM. Chairman,                                                  Dimensional Fund Advisors Ltd, and formerly
Trustee, Chief Executive                                                Chief Investment Officer. Director, Chief
Officer, Chief                                                          Investment Officer and President of DFA
Investment Officer and                                                  Australia Ltd. Formerly, Director of
President of DFAITC.                                                    Dimensional Funds PLC. Chairman, Director,
1299 Ocean Avenue                                                       Chief Executive Officer and Chief Investment
Santa Monica, CA 90401                                                  Officer of Dimensional Fund Advisors Canada
Date of Birth: 12/02/46                                                 Inc. (All Chief Investment Officer positions
                                                                        held starting 1/1/2003 except for Dimensional
                                                                        Fund Advisors Canada Inc., which was from
                                                                        6/17/2003.)

                                                                        Limited Partner, Oak Hill Partners, Director,
                                                                        University of Chicago Business School.
                                                                        Formerly, Director, SA Funds (registered
                                                                        investment company). Formerly Director, Assante
                                                                        Corporation (investment management) (until
                                                                        2002).

Rex A. Sinquefield*       DFAITC - since 1993    79 portfolios in 4     Chairman and Director (and prior to 1/1/2003,
Chairman and Director     DFAIDG - since 1981    investment companies   Chief Investment Officer) of Dimensional Fund
of DFAIDG, DIG and DEM.   DIG - since 1992                              Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of   DEM - since 1993                              and DEM, Chairman, Trustee (and prior to
DFAITC.                                                                 1/1/2003, Chief Investment Officer) of DFAITC.
1299 Ocean Avenue                                                       Director and formerly President of Dimensional
Santa Monica, CA 90401                                                  Fund Advisors Ltd., Director (and prior to
Date of Birth: 9/07/44                                                  1/1/2003, Chief Investment Officer) of DFA
                                                                        Australia Ltd. Director of Dimensional Funds
                                                                        PLC and Dimensional Fund Advisors Canada Inc.

                                                                        Trustee, St. Louis University. Life Trustee and
                                                                        Member of Investment Committee, DePaul
                                                                        University. Director, The German St. Vincent
                                                                        Orphan Home. Member of Investment Committee,
                                                                        Archdiocese of St. Louis. Director, St. Louis
                                                                        Art Institute.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
                                                         OFFICERS

M. Akbar Ali                          Since 2005      Vice President of all the DFA Entities. Portfolio Manager of
Vice President                                        Dimensional (since August 2002). Formerly, Graduate Student at the
Date of Birth: 7/1/71                                 University of California, Los Angeles (August 2000 to June 2002);
                                                      Senior Technology Office at JPMorgan Chase & Co. (February 1997 to
                                                      June 2000).

Darryl Avery                          Since 2005      Vice President of all the DFA Entities. From June 2002 to January
Vice President                                        2005, institutional client service representative of Dimensional.
Date of Birth: 1/4/66                                 Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February
                                                      2002); institutional client service and marketing representative for
                                                      Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow                      Since 1993      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                        DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                      Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                          Australia Limited, Dimensional Fund Advisors Ltd., and since June
Secretary                                             2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal
Date of Birth: 1/24/67                                counsel for Dimensional.

Stephen A. Clark                      Since 2004      Vice President of all the DFA Entities, April 2001 to April 2004,
Vice President                                        Portfolio Manager of Dimensional. Formerly, Graduate Student at the
Date of Birth: 8/20/72                                University of Chicago (September 2000 to March 2001); and Associate
                                                      of US Bancorp Piper Jaffrey (September 1999 to September 2000) and an
                                                      Analyst and later an Associate of John Nuveen & Co. (August 1997 to
                                                      September 1999).

Truman A. Clark                       Since 1996      Vice President of all the DFA Entities, Formerly, Vice President of
Vice President                                        DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                Since 2004      Vice President of all the DFA Entities. Formerly, Senior Compliance
Vice President                                        Officer, INVESCO Institutional, Inc. and its affiliates (August 2000
Date of Birth: 12/21/65                               to January 2004); Branch Chief, Investment Company and Investment
                                                      Advisor Inspections, Securities and Exchange Commission (April 1994
                                                      to August 2000).

James L. Davis                        Since 1999      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                        DFA Australia Limited and Dimensional Fund Advisors Ltd, Formerly at
Date of Birth: 11/29/56                               Kansas State University. Arthur Andersen & Co., and Phillips
                                                      Petroleum Co.


Robert T. Deere                       Since 1994      Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                        Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                    Since 2001      Vice President of all the DFA Entities. Prior to April 2001,
Vice President                                        marketing supervisor and marketing coordinator for Dimensional.
Date of Birth: 3/18/70                                Formerly, Vice President of DFA Australia Limited.


Richard A. Eustice                    Since 1998      Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                          DFA Australia Limited. Formerly, Vice President of Dimensional Fund
Secretary                                             Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                   Since 1993      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                        DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                   Since 2004      Vice President of all DFA Entities. Prior to April 2004,
Vice President                                        institutional client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                        Since 2001      Vice President of all the DFA Entities, Formerly, Professor and
Vice President                                        Associate Dean of the Leventhal School of Accounting (September 1998
Date of Birth: 11/24/61                               to August 2001) and Academic Director Master of Business Taxation
                                                      Program (June 1996 to August 2001) at the University of Southern
                                                      California Marshall School of Business.

Henry F. Gray                         Since 2000      Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                        Manager of Dimensional. Formerly, Vice President of DFA Australia
Date of Birth: 9/22/67                                Limited.

Kamyab Hashemi-Nejad                  Since 1997      Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                        Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd.
Assistant Treasurer                                   Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd..
Date of Birth: 1/22/61

Kevin Hight                           Since 2005      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                        of Dimensional (since March 2003 to March 2005). Formerly, Vice
Date of Birth: 11/13/67                               President and Portfolio Manager for Payden & Rygel (July 1999 to
                                                      February 2003).

Christine W. Ho                       Since 2004      Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                        Controller of Dimensional.
Date of Birth: 11/29/67

Jeff J. Jeon                          Since 2004      Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                        Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                (September 1997 to August 2001).

Patrick M. Keating                    Since 2003      Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                        Canada Inc. (since June 2003) Formerly, Director, President and Chief
Date of Birth: 12/21/54                               Executive Officer, Assante Asset Management, Inc. (October 2000 to
                                                      December 2002); Director, Assante Capital Management (October 2000 to
                                                      December 2002); President and Chief Executive Officer, Assante
                                                      Capital Management (October 2000 to April 2001); Executive Vice
                                                      President, Assante Corporation (May 2001 to December 2002); Director,
                                                      Assante Asset Management Ltd. (September 1997 to December 2002);
                                                      President and Chief Executive Officer, Assante Asset Management Ltd.
                                                      (September 1998 to May 2001).

Joseph F. Kolerich                    Since 2004      Vice President of all the DFA Entities. From April 2001 to April
Vice President                                        2004, Portfolio Manager for Dimensional, Formerly, a trader at
Date of Birth: 11/7/71                                Lincoln Capital Fixed Income Management (formerly Lincoln Capital
                                                      Management Company).

Michael F. Lane                       Since 2004      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                        Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON,
Date of Birth: 7/11/67                                President, Advisor Resources (September 1994 to June 2001).

Juliet Lee                            Since 2005      Vice President of all the DFA Entities. Human Resources Manager of
Vice President                                        Dimensional (since January 2004). Formerly, Assistant Vice President
Date of Birth: 1/12/71                                for Metropolitan West Asset Management LLC (February 2001 to December
                                                      2003) and Director of Human Resources for Icebox, LLC (March 2000 to
                                                      February 2001).

Heather H. Mathews                    Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                        Portfolio Manager for Dimensional Fund Advisors Inc. Formerly,
Date of Birth: 12/12/69                               Graduate Student at Harvard University (August 1998 to June 2000).

David M. New                          Since 2003      Vice President of all the DFA Entities. Formerly, Client Service
Vice President                                        Manager of Dimensional. Formerly, Director of Research, Wurts and
Date of Birth: 2/9/60                                 Associates (investment consulting firm) (December 2000 to June 2002).

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                  Vice President   Vice President and Secretary of all the DFA Entities. Vice President
Vice President and Secretary           since 1997     and Assistant Secretary of DFA Australia Limited (since February
Date of Birth: 5/7/64                and Secretary    2002, April 1997 and May 2002, respectively). Vice President and
                                       since 2000     Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003).
                                                      Director, Dimensional Funds plc (since January 2002). Formerly,
                                                      Assistant Secretary of all DFA Entities and Dimensional Fund Advisors
                                                      Ltd.

Sonya K. Park                         Since 2005      Vice President of all the DFA Entities. From February 2002 to January
Vice President                                        2005, institutional client service representative of Dimensional.
Date of Birth: 6/28/72                                Formerly, Associate Director at Watson Pharmaceuticals Inc. (January
                                                      2001 to February 2002); Graduate student at New York University
                                                      (February 2000 to December 2000).

David A. Plecha                       Since 1993      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                        Dimensional Fund Advisors Ltd.
Date of Birth: 10/26/61

Eduardo A. Repetto                    Since 2002      Vice President of all the DFA Entities. Formerly, Research Associate
Vice President                                        for Dimensional (June 2000 to April 2002). Formerly, Research
Date of Birth: 1/28/67                                Scientist (August 1998 to June 2000), California Institute of
                                                      Technology.

L. Jacobo Rodriguez                   Since 2005      Vice President of all the DFA Entities. From August 2004 to July
Vice President                                        2005, institutional client service representative of Dimensional.
Date of Birth: 5/18/71                                Formerly, Financial Services Analyst, Cato Institute (September 2001
                                                      to June 2004); Book Review Editor, Cato Journal, Cato Institute (May
                                                      1996 to June 2004); and Assistant Director, Project on Global
                                                      Economic Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina                   Since 1993      Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                       Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.,
Officer and Treasurer                                 and since June 2003, Dimensional Fund Advisors Canada Inc. Director,
Date of Birth: 10/12/55                               Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional
                                                      Funds, plc (January 2002).

David E. Schneider                    Since 2001      Vice President of all the DFA Entities. Currently, Director of
Vice President                                        Institutional Services. Prior to 2001, Regional Director of
Date of Birth: 1/26/46                                Dimensional.

Jeanne C. Sinquefield, Ph.D.*         Since 1988      Executive Vice President of all the DFA Entities and DFA Australia
Executive Vice President                              Limited. Vice President (formerly, Executive Vice President) of
Date of Birth: 12/2/46                                Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional
                                                      Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                        Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                        Portfolio Manager of Dimensional. Formerly, Principal of William M.
Date of Birth: 5/26/56                                Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder                        Since 2000      Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                        Manager of Dimensional. Formerly, Vice President of DFA Australia
Date of Birth: 6/8/63                                 Limited.

Lawrence R. Spieth                    Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                        institutional client service representative of Dimensional.
Date of Birth: 11/10/47

Bradley G. Steiman                    Since 2004      Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                        Canada Inc. (since June 2003). Prior to April 2002, Regional Director
Date of Birth: 3/25/73                                of Dimensional. Formerly, Vice President and General Manager of
                                                      Assante Global Advisors (July 2000 to April 2002); Vice President of
                                                      Assante Asset Management Inc. (March 2000 to July 2000); and Private
                                                      Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to
                                                      February 2002).

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Karen E. Umland                       Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                        Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund
Date of Birth: 3/10/66                                Advisors Canada Inc.

Carol W. Wardlaw                      Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                        institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                  Since 1997      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                        DFA Australia Limited.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                     Since 2001      Vice President of all the DFA Entities. Prior to 2001, Director of
Vice President                                        Financial Advisors Services of Dimensional. Director of Dimensional
Date of Birth: 3/3/45                                 Fund Advisors Ltd. (since October 2003) and President of Dimensional
                                                      Fund Advisors Canada Inc. (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                             NOTICE TO SHAREHOLDERS
                                   (UNAUDITED)

     For shareholders that do not have an November 30, 2005 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2004 to November 30, 2005, each Portfolio is designating the following items with regard to distributions paid during the fiscal year.

                                           NET
                                       INVESTMENT     SHORT-TERM      LONG-TERM                  QUALIFYING      U.S.       FOREIGN
                                         INCOME      CAPITAL GAIN    CAPITAL GAIN     TOTAL       DIVIDEND    GOVERNMENT     TAX
DFA INVESTMENT DIMENSIONS GROUP INC.  DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS DISTRIBUTIONS   INCOME(1)   INTEREST(2)  CREDIT(3)
------------------------------------  -------------  -------------  ------------- -------------  -----------  -----------  ---------
VA Small Value Portfolio                   3.25%         21.06%         75.69%      100.00%         28.00%          --         --
VA Large Value Portfolio                 100.00%            --             --       100.00%        100.00%          --         --
VA International Value Portfolio          60.65%          9.21%         30.13%      100.00%         93.00%          --       9.76%
VA International Small Portfolio          48.93%          6.81%         44.26%      100.00%         87.00%          --       4.92%
VA Short-Term Fixed Portfolio            100.00%            --             --       100.00%            --        27.95%        --
VA Global Bond Portfolio                 100.00%            --             --       100.00%            --        14.49%        --

(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(2) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of net investment income and short-term capital gain distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(3) Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain).

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

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2005

DIMENSIONAL INVESTING

Dimensional Fund Advisors strives to deliver the returns of capital markets and add value through resourceful trading. The firm departs from the rules and rigidity of traditional indexing and avoids the futile and cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

On the firm's twenty-fifth anniversary, it pays to look back at the performance of asset classes over a variety of different climates. Through good times and bad, clients who stayed the course not only captured asset class returns across the spectrum but in many cases added value over traditional indexes through Dimensional's engineering and trading infrastructure.

A look through our annual reports gives you a sense of the breadth of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Academic research has documented that, over the long term, small cap stocks outperform large cap stocks and that value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return trade-offs. The portfolios are diversified and painstakingly designed to work together in your total investment plan.

DIMENSIONAL'S INVESTMENT STRATEGIES

$84 Billion in Assets Under Management Worldwide as of November 30, 2005

CORE EQUITY

US Core Equity
International Core Equity
Emerging Markets Core Equity

SMALL CAP

US Micro Cap
US Small Cap
International Small Cap
Emerging Markets Small Cap

VALUE

US Small Cap Value
US Large Cap Value
International Small Cap Value
International Value
Emerging Markets Value

TAX-MANAGED

US Small Cap
US Small Cap Value
US Equity
US Marketwide Value
International Value

FIXED INCOME

One-Year
Two-Year Global
Five-Year Government
Five-Year Global
Intermediate Government
Short-Term Municipal

We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

[DIMENSIONAL LOGO]

Dimensional Fund Advisors Inc. is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For this and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors Inc. collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

DIMENSIONAL INVESTING

DFA INVESTMENT DIMENSIONS GROUP INC.

                                                                                                  PAGE
                                                                                                 -------
     Performance Charts                                                                                1
     Management's Discussion and Analysis                                                             10
     Definitions of Abbreviations and Footnotes                                                       21
     Disclosure of Fund Expenses                                                                      22
     Disclosure of Portfolio Holdings                                                                 26
     Schedules of Investments/Summary Schedules of Portfolio Holdings
          U.S. Large Company Portfolio                                                                31
          Enhanced U.S. Large Company Portfolio                                                       31
          U.S. Large Cap Value Portfolio                                                              31
          U.S. Small XM Value Portfolio                                                               31
          U.S. Small Cap Value Portfolio                                                              31
          U.S. Core Equity 1 Portfolio                                                                32
          U.S. Core Equity 2 Portfolio                                                                34
          U.S. Small Cap Portfolio                                                                    36
          U.S. Micro Cap Portfolio                                                                    36
          DFA Real Estate Securities Portfolio                                                        37
          Large Cap International Portfolio                                                           39
          International Core Equity Portfolio                                                         43
          International Small Company Portfolio                                                       47
          Japanese Small Company Portfolio                                                            47
          Asia Pacific Small Company Portfolio                                                        47
          United Kingdom Small Company Portfolio                                                      48
          Continental Small Company Portfolio                                                         48
          DFA International Small Cap Value Portfolio                                                 49
          Emerging Markets Portfolio                                                                  53
          Emerging Markets Small Cap Portfolio                                                        53
          Emerging Markets Core Equity Portfolio                                                      54
          DFA One-Year Fixed Income Portfolio                                                         57
          DFA Two-Year Global Fixed Income Portfolio                                                  57
          DFA Five-Year Government Portfolio                                                          58
          DFA Five-Year Global Fixed Income Portfolio                                                 59
          DFA Intermediate Government Fixed Income Portfolio                                          61
          DFA Short-Term Municipal Bond Portfolio                                                     62
     Statements of Assets and Liabilities                                                             69
     Statements of Operations                                                                         73
     Statements of Changes in Net Assets                                                              80
     Financial Highlights                                                                             87
     Notes to Financial Statements                                                                   101
     Report of Independent Registered Public Accounting Firm                                         117
     Board Approval of Investment Advisory Agreements                                                118

                                                                                                  PAGE
                                                                                                 -------
DIMENSIONAL INVESTMENT GROUP INC. -- DFA INTERNATIONAL VALUE PORTFOLIO
     Performance Chart                                                                               120

     Management's Discussion and Analysis                                                            121

     Disclosure of Fund Expenses                                                                     123

     Disclosure of Portfolio Holdings                                                                124

     Statement of Assets and Liabilities                                                             125

     Statement of Operations                                                                         126

     Statements of Changes in Net Assets                                                             127

     Financial Highlights                                                                            128

     Notes to Financial Statements                                                                   129

     Report of Independent Registered Public Accounting Firm                                         132

                                                                                                  PAGE
                                                                                                 -------
THE DFA INVESTMENT TRUST COMPANY
     Performance Charts                                                                              133

     Management's Discussion and Analysis                                                            139

     Disclosure of Fund Expenses                                                                     148

     Disclosure of Portfolio Holdings                                                                151

     Schedules of Investments/Summary Schedules of Portfolio Holdings
          The U.S. Large Company Series                                                              157
          The Enhanced U.S. Large Company Series                                                     159
          The U.S. Large Cap Value Series                                                            161
          The U.S. Small XM Value Series                                                             163
          The U.S. Small Cap Value Series                                                            165
          The U.S. Small Cap Series                                                                  167
          The U.S. Micro Cap Series                                                                  169
          The DFA International Value Series                                                         171
          The Japanese Small Company Series                                                          175
          The Asia Pacific Small Company Series                                                      177
          The United Kingdom Small Company Series                                                    179
          The Continental Small Company Series                                                       181
          The Emerging Markets Series                                                                184
          The Emerging Markets Small Cap Series                                                      187
          The DFA One-Year Fixed Income Series                                                       190
          The DFA Two-Year Global Fixed Income Series                                                192

     Statements of Assets and Liabilities                                                            194

     Statements of Operations                                                                        196

     Statements of Changes in Net Assets                                                             200

     Financial Highlights                                                                            204

     Notes to Financial Statements                                                                   211

     Report of Independent Registered Public Accounting Firm                                         221

FUND MANAGEMENT                                                                                      222

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                                          229

NOTICE TO SHAREHOLDERS                                                                               230

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE                  U.S. LARGE COMPANY PORTFOLIO                 S&P 500 INDEX
11/30/1995                                   10000                         10000
12/31/1995                                   10189                         10193
 1/31/1996                                   10538                         10540
 2/29/1996                                   10627                         10637
 3/31/1996                                   10731                         10740
 4/30/1996                                   10886                         10898
 5/31/1996                                   11159                         11179
 6/30/1996                                   11204                         11222
 7/31/1996                                   10706                         10726
 8/31/1996                                   10935                         10952
 9/30/1996                                   11543                         11569
10/31/1996                                   11858                         11888
11/30/1996                                   12749                         12786
12/31/1996                                   12495                         12533
 1/31/1997                                   13274                         13316
 2/28/1997                                   13376                         13420
 3/31/1997                                   12824                         12869
 4/30/1997                                   13588                         13637
 5/31/1997                                   14409                         14467
 6/30/1997                                   15051                         15116
 7/31/1997                                   16247                         16318
 8/31/1997                                   15343                         15404
 9/30/1997                                   16180                         16248
10/31/1997                                   15640                         15705
11/30/1997                                   16352                         16432
12/31/1997                                   16629                         16714
 1/31/1998                                   16820                         16899
 2/28/1998                                   18030                         18118
 3/31/1998                                   18944                         19046
 4/30/1998                                   19135                         19237
 5/31/1998                                   18804                         18907
 6/30/1998                                   19567                         19675
 7/31/1998                                   19357                         19465
 8/31/1998                                   16570                         16651
 9/30/1998                                   17624                         17718
10/31/1998                                   19043                         19159
11/30/1998                                   20204                         20320
12/31/1998                                   21398                         21491
 1/31/1999                                   22270                         22390
 2/28/1999                                   21575                         21694
 3/31/1999                                   22437                         22562
 4/30/1999                                   23293                         23435
 5/31/1999                                   22744                         22882
 6/30/1999                                   23999                         24152
 7/31/1999                                   23247                         23398
 8/31/1999                                   23128                         23282
 9/30/1999                                   22492                         22644
10/31/1999                                   23918                         24077
11/30/1999                                   24399                         24566
12/31/1999                                   25851                         26013
 1/31/2000                                   24551                         24706
 2/29/2000                                   24083                         24238
 3/31/2000                                   26428                         26610
 4/30/2000                                   25617                         25809
 5/31/2000                                   25089                         25279
 6/30/2000                                   25663                         25903
 7/31/2000                                   25296                         25498
 8/31/2000                                   26867                         27082
 9/30/2000                                   25448                         25652
10/31/2000                                   25333                         25543
11/30/2000                                   23343                         23530
12/31/2000                                   23459                         23645
 1/31/2001                                   24288                         24484
 2/28/2001                                   22073                         22251
 3/31/2001                                   20671                         20842
 4/30/2001                                   22271                         22461
 5/31/2001                                   22405                         22612
 6/30/2001                                   21857                         22061
 7/31/2001                                   21645                         21844
 8/31/2001                                   20282                         20477
 9/30/2001                                   18639                         18823
10/31/2001                                   18992                         19182
11/30/2001                                   20445                         20653
12/31/2001                                   20623                         20834
 1/31/2002                                   20316                         20530
 2/28/2002                                   19924                         20134
 3/31/2002                                   20663                         20892
 4/30/2002                                   19410                         19625
 5/31/2002                                   19269                         19480
 6/30/2002                                   17890                         18093
 7/31/2002                                   16498                         16682
 8/31/2002                                   16603                         16792
 9/30/2002                                   14798                         14967
10/31/2002                                   16096                         16284
11/30/2002                                   17043                         17243
12/31/2002                                   16038                         16230
 1/31/2003                                   15616                         15804
 2/28/2003                                   15379                         15567
 3/31/2003                                   15529                         15718
 4/30/2003                                   16808                         17013
 5/31/2003                                   17694                         17910
 6/30/2003                                   17912                         18139
 7/31/2003                                   18225                         18459
 8/31/2003                                   18582                         18819
 9/30/2003                                   18381                         18619
10/31/2003                                   19418                         19672
11/30/2003                                   19581                         19845
12/31/2003                                   20607                         20886
 1/31/2004                                   20980                         21269
 2/29/2004                                   21270                         21565
 3/31/2004                                   20953                         21239
 4/30/2004                                   20617                         20906
 5/31/2004                                   20896                         21193
 6/30/2004                                   21298                         21605
 7/31/2004                                   20593                         20890
 8/31/2004                                   20675                         20974
 9/30/2004                                   20897                         21201
10/31/2004                                   21209                         21525
11/30/2004                                   22064                         22396
12/31/2004                                   22815                         23158
 1/31/2005                                   22262                         22593
 2/28/2005                                   22725                         23069
 3/31/2005                                   22328                         22660
 4/30/2005                                   21903                         22230
 5/31/2005                                   22593                         22938
 6/30/2005                                   22625                         22970
 7/31/2005                                   23459                         23825
 8/31/2005                                   23246                         23608
 9/30/2005                                   23438                         23799
10/31/2005                                   23048                         23402
11/30/2005                                   23919                         24287

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                         8.41%            0.49%             9.11%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P Data are provided by Standard & Poor's Index Services Group.

[CHART]

ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
JULY 2, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE             ENHANCED U.S. LARGE COMPANY PORTFOLIO             S&P 500 INDEX
  7/2/1996                                       10000                     10000
 7/31/1996                                        9850                      9500
 8/31/1996                                       10050                      9701
 9/30/1996                                       10640                     10247
10/31/1996                                       11000                     10529
11/30/1996                                       11830                     11325
12/31/1996                                       11533                     11101
 1/31/1997                                       12267                     11794
 2/28/1997                                       12364                     11887
 3/31/1997                                       11767                     11398
 4/30/1997                                       12507                     12079
 5/31/1997                                       13322                     12814
 6/30/1997                                       13894                     13388
 7/31/1997                                       15014                     14454
 8/31/1997                                       14191                     13644
 9/30/1997                                       14929                     14391
10/31/1997                                       14509                     13910
11/30/1997                                       15051                     14554
12/31/1997                                       15308                     14804
 1/31/1998                                       15575                     14968
 2/28/1998                                       16629                     16048
 3/31/1998                                       17470                     16869
 4/30/1998                                       17662                     17039
 5/31/1998                                       17304                     16746
 6/30/1998                                       18038                     17427
 7/31/1998                                       17806                     17241
 8/31/1998                                       15210                     14748
 9/30/1998                                       16273                     15693
10/31/1998                                       17617                     16970
11/30/1998                                       18622                     17998
12/31/1998                                       19832                     19035
 1/31/1999                                       20553                     19831
 2/28/1999                                       19875                     19215
 3/31/1999                                       20711                     19984
 4/30/1999                                       21493                     20758
 5/31/1999                                       20899                     20267
 6/30/1999                                       22114                     21392
 7/31/1999                                       21357                     20724
 8/31/1999                                       21241                     20622
 9/30/1999                                       20729                     20056
10/31/1999                                       22048                     21326
11/30/1999                                       22404                     21759
12/31/1999                                       23673                     23041
 1/31/2000                                       22426                     21883
 2/29/2000                                       22080                     21469
 3/31/2000                                       24196                     23569
 4/30/2000                                       23428                     22860
 5/31/2000                                       22887                     22391
 6/30/2000                                       23396                     22943
 7/31/2000                                       23042                     22584
 8/31/2000                                       24509                     23987
 9/30/2000                                       23218                     22721
10/31/2000                                       23110                     22625
11/30/2000                                       21320                     20841
12/31/2000                                       21386                     20943
 1/31/2001                                       22144                     21686
 2/28/2001                                       20116                     19709
 3/31/2001                                       18814                     18460
 4/30/2001                                       20259                     19895
 5/31/2001                                       20383                     20028
 6/30/2001                                       19843                     19540
 7/31/2001                                       19697                     19348
 8/31/2001                                       18487                     18137
 9/30/2001                                       17096                     16672
10/31/2001                                       17475                     16990
11/30/2001                                       18782                     18293
12/31/2001                                       18951                     18454
 1/31/2002                                       18677                     18184
 2/28/2002                                       18339                     17834
 3/31/2002                                       18915                     18504
 4/30/2002                                       17855                     17382
 5/31/2002                                       17749                     17254
 6/30/2002                                       16543                     16025
 7/31/2002                                       15349                     14776
 8/31/2002                                       15477                     14873
 9/30/2002                                       13809                     13257
10/31/2002                                       15053                     14424
11/30/2002                                       15889                     15272
12/31/2002                                       15010                     14375
 1/31/2003                                       14621                     13998
 2/28/2003                                       14427                     13788
 3/31/2003                                       14558                     13922
 4/30/2003                                       15771                     15069
 5/31/2003                                       16637                     15863
 6/30/2003                                       16834                     16066
 7/31/2003                                       17051                     16349
 8/31/2003                                       17377                     16668
 9/30/2003                                       17267                     16491
10/31/2003                                       18182                     17424
11/30/2003                                       18334                     17577
12/31/2003                                       19341                     18499
 1/31/2004                                       19690                     18839
 2/29/2004                                       19996                     19101
 3/31/2004                                       19714                     18812
 4/30/2004                                       19276                     18517
 5/31/2004                                       19517                     18771
 6/30/2004                                       19862                     19136
 7/31/2004                                       19226                     18503
 8/31/2004                                       19358                     18577
 9/30/2004                                       19551                     18778
10/31/2004                                       19859                     19065
11/30/2004                                       20585                     19837
12/31/2004                                       21283                     20512
 1/31/2005                                       20726                     20012
 2/28/2005                                       21127                     20433
 3/31/2005                                       20704                     20071
 4/30/2005                                       20348                     19690
 5/31/2005                                       20993                     20317
 6/30/2005                                       21015                     20346
 7/31/2005                                       21707                     21102
 8/31/2005                                       21551                     20910
 9/30/2005                                       21684                     21079
10/31/2005                                       21235                     20728
11/30/2005                                       22043                     21512

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           7/2/1996
------------------------------------------------------------------
                         7.08%            0.67%             8.76%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P Data are provided by Standard & Poor's Index Services Group.

[CHART]

U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE           U.S. LARGE CAP VALUE PORTFOLIO           RUSSELL 1000 VALUE INDEX
11/30/1995                              10000                              10000
12/31/1995                              10066                              10251
 1/31/1996                              10352                              10571
 2/29/1996                              10503                              10651
 3/31/1996                              10865                              10832
 4/30/1996                              11047                              10873
 5/31/1996                              11229                              11009
 6/30/1996                              10900                              11018
 7/31/1996                              10413                              10602
 8/31/1996                              10831                              10905
 9/30/1996                              11042                              11339
10/31/1996                              11401                              11778
11/30/1996                              12227                              12632
12/31/1996                              12103                              12470
 1/31/1997                              12535                              13075
 2/28/1997                              12779                              13267
 3/31/1997                              12194                              12789
 4/30/1997                              12597                              13326
 5/31/1997                              13568                              14071
 6/30/1997                              13984                              14675
 7/31/1997                              15388                              15779
 8/31/1997                              15158                              15217
 9/30/1997                              15955                              16136
10/31/1997                              15136                              15686
11/30/1997                              15295                              16379
12/31/1997                              15506                              16857
 1/31/1998                              15707                              16620
 2/28/1998                              17080                              17738
 3/31/1998                              18032                              18824
 4/30/1998                              18133                              18950
 5/31/1998                              17973                              18669
 6/30/1998                              17930                              18908
 7/31/1998                              17307                              18576
 8/31/1998                              14151                              15812
 9/30/1998                              14868                              16719
10/31/1998                              16086                              18015
11/30/1998                              17083                              18854
12/31/1998                              17363                              19495
 1/31/1999                              17697                              19651
 2/28/1999                              17240                              19374
 3/31/1999                              17798                              19775
 4/30/1999                              19692                              21622
 5/31/1999                              19666                              21384
 6/30/1999                              19998                              22005
 7/31/1999                              19165                              21360
 8/31/1999                              18475                              20567
 9/30/1999                              17480                              19850
10/31/1999                              18146                              20993
11/30/1999                              17853                              20829
12/31/1999                              18195                              20929
 1/31/2000                              16913                              20247
 2/29/2000                              15394                              18743
 3/31/2000                              17571                              21029
 4/30/2000                              18096                              20785
 5/31/2000                              18056                              21003
 6/30/2000                              16800                              20044
 7/31/2000                              17536                              20294
 8/31/2000                              18560                              21422
 9/30/2000                              18261                              21620
10/31/2000                              18981                              22151
11/30/2000                              18361                              21330
12/31/2000                              20055                              22398
 1/31/2001                              21040                              22483
 2/28/2001                              21028                              21858
 3/31/2001                              20378                              21087
 4/30/2001                              21592                              22120
 5/31/2001                              22211                              22618
 6/30/2001                              21949                              22116
 7/31/2001                              21913                              22069
 8/31/2001                              20945                              21184
 9/30/2001                              18611                              19693
10/31/2001                              18599                              19523
11/30/2001                              20350                              20658
12/31/2001                              20826                              21145
 1/31/2002                              21042                              20982
 2/28/2002                              21312                              21016
 3/31/2002                              22199                              22010
 4/30/2002                              21996                              21255
 5/31/2002                              22131                              21361
 6/30/2002                              20785                              20135
 7/31/2002                              18477                              18263
 8/31/2002                              18775                              18400
 9/30/2002                              16685                              16354
10/31/2002                              17339                              17565
11/30/2002                              18565                              18672
12/31/2002                              17719                              17862
 1/31/2003                              17309                              17429
 2/28/2003                              16802                              16964
 3/31/2003                              16723                              16993
 4/30/2003                              18261                              18488
 5/31/2003                              19483                              19683
 6/30/2003                              19692                              19929
 7/31/2003                              20188                              20226
 8/31/2003                              20904                              20541
 9/30/2003                              20445                              20340
10/31/2003                              21813                              21585
11/30/2003                              22296                              21878
12/31/2003                              23819                              23226
 1/31/2004                              24222                              23635
 2/29/2004                              24846                              24140
 3/31/2004                              24746                              23928
 4/30/2004                              24329                              23344
 5/31/2004                              24468                              23582
 6/30/2004                              25199                              24139
 7/31/2004                              24376                              23798
 8/31/2004                              24376                              24136
 9/30/2004                              25127                              24510
10/31/2004                              25421                              24917
11/30/2004                              27085                              26178
12/31/2004                              28165                              27055
 1/31/2005                              27463                              26573
 2/28/2005                              28291                              27453
 3/31/2005                              28217                              27077
 4/30/2005                              27247                              26592
 5/31/2005                              28414                              27233
 6/30/2005                              28992                              27530
 7/31/2005                              30430                              28327
 8/31/2005                              30177                              28204
 9/30/2005                              30642                              28600
10/31/2005                              29822                              27873
11/30/2005                              31010                              28785

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         14.49%           11.05%            11.98%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

U.S. SMALL XM VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
FEBRUARY 23, 2000-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE            U.S. SMALL XM VALUE PORTFOLIO           RUSSELL 2000 VALUE INDEX
 2/23/2000                              10000                              10000
 2/29/2000                              10040                              10376
 3/31/2000                              11020                              10424
 4/30/2000                              11130                              10486
 5/31/2000                              10980                              10325
 6/30/2000                              10710                              10627
 7/31/2000                              10980                              10981
 8/31/2000                              11580                              11472
 9/30/2000                              11420                              11406
10/31/2000                              11440                              11365
11/30/2000                              11060                              11133
12/31/2000                              12376                              12329
 1/31/2001                              13153                              12669
 2/28/2001                              13132                              12652
 3/31/2001                              12649                              12449
 4/30/2001                              13500                              13026
 5/31/2001                              13983                              13360
 6/30/2001                              14456                              13897
 7/31/2001                              14466                              13586
 8/31/2001                              14330                              13539
 9/30/2001                              12176                              12044
10/31/2001                              12533                              12358
11/30/2001                              13689                              13247
12/31/2001                              14594                              14057
 1/31/2002                              14796                              14244
 2/28/2002                              15122                              14331
 3/31/2002                              16424                              15405
 4/30/2002                              16884                              15947
 5/31/2002                              16345                              15419
 6/30/2002                              15739                              15078
 7/31/2002                              13427                              12838
 8/31/2002                              13427                              12781
 9/30/2002                              12237                              11869
10/31/2002                              12551                              12047
11/30/2002                              13932                              13008
12/31/2002                              13184                              12453
 1/31/2003                              12573                              12101
 2/28/2003                              12038                              11695
 3/31/2003                              11999                              11820
 4/30/2003                              13426                              12943
 5/31/2003                              14955                              14264
 6/30/2003                              15197                              14505
 7/31/2003                              16076                              15229
 8/31/2003                              17120                              15808
 9/30/2003                              16891                              15626
10/31/2003                              18521                              16900
11/30/2003                              19286                              17549
12/31/2003                              20312                              18184
 1/31/2004                              21245                              18813
 2/29/2004                              21575                              19178
 3/31/2004                              21761                              19443
 4/30/2004                              21029                              18438
 5/31/2004                              21345                              18661
 6/30/2004                              22558                              19609
 7/31/2004                              21467                              18707
 8/31/2004                              21323                              18890
 9/30/2004                              22291                              19638
10/31/2004                              22493                              19942
11/30/2004                              24562                              21711
12/31/2004                              25325                              22230
 1/31/2005                              24519                              21370
 2/28/2005                              25199                              21795
 3/31/2005                              24962                              21346
 4/30/2005                              23270                              20245
 5/31/2005                              24819                              21479
 6/30/2005                              25794                              22429
 7/31/2005                              27376                              23705
 8/31/2005                              26949                              23161
 9/30/2005                              27043                              23123
10/31/2005                              26328                              22542
11/30/2005                              27552                              23457

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           2/23/2000
------------------------------------------------------------------
                         12.17%           20.03%            19.20%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE           U.S. SMALL CAP VALUE PORTFOLIO           RUSSELL 2000 VALUE INDEX
11/30/1995                              10000                              10000
12/31/1995                              10173                              10310
 1/31/1996                              10137                              10378
 2/29/1996                              10359                              10541
 3/31/1996                              10645                              10762
 4/30/1996                              11196                              11056
 5/31/1996                              11633                              11336
 6/30/1996                              11390                              11202
 7/31/1996                              10681                              10606
 8/31/1996                              11168                              11066
 9/30/1996                              11540                              11369
10/31/1996                              11626                              11500
11/30/1996                              12177                              12119
12/31/1996                              12444                              12513
 1/31/1997                              12760                              12706
 2/28/1997                              12760                              12826
 3/31/1997                              12422                              12483
 4/30/1997                              12370                              12666
 5/31/1997                              13540                              13674
 6/30/1997                              14387                              14366
 7/31/1997                              15247                              14970
 8/31/1997                              15785                              15208
 9/30/1997                              16999                              16219
10/31/1997                              16395                              15778
11/30/1997                              16256                              15951
12/31/1997                              16270                              16492
 1/31/1998                              16069                              16194
 2/28/1998                              17281                              17173
 3/31/1998                              17984                              17871
 4/30/1998                              18331                              17958
 5/31/1998                              17629                              17323
 6/30/1998                              17281                              17224
 7/31/1998                              16007                              15875
 8/31/1998                              13057                              13389
 9/30/1998                              13428                              14146
10/31/1998                              14000                              14566
11/30/1998                              14741                              14960
12/31/1998                              15082                              15430
 1/31/1999                              15318                              15080
 2/28/1999                              14056                              14050
 3/31/1999                              13787                              13935
 4/30/1999                              15259                              15207
 5/31/1999                              15974                              15674
 6/30/1999                              16950                              16241
 7/31/1999                              16874                              15856
 8/31/1999                              16411                              15276
 9/30/1999                              15974                              14971
10/31/1999                              15427                              14671
11/30/1999                              16125                              14747
12/31/1999                              17050                              15200
 1/31/2000                              16921                              14803
 2/29/2000                              18491                              15708
 3/31/2000                              18546                              15782
 4/30/2000                              17894                              15875
 5/31/2000                              17151                              15632
 6/30/2000                              18005                              16088
 7/31/2000                              17986                              16624
 8/31/2000                              19318                              17367
 9/30/2000                              18960                              17268
10/31/2000                              18243                              17206
11/30/2000                              17252                              16855
12/31/2000                              18586                              18665
 1/31/2001                              20503                              19181
 2/28/2001                              20110                              19154
 3/31/2001                              19615                              18847
 4/30/2001                              20816                              19720
 5/31/2001                              22097                              20227
 6/30/2001                              22925                              21040
 7/31/2001                              22551                              20568
 8/31/2001                              22249                              20496
 9/30/2001                              19010                              18234
10/31/2001                              19756                              18710
11/30/2001                              21300                              20055
12/31/2001                              22796                              21282
 1/31/2002                              23148                              21565
 2/28/2002                              23111                              21697
 3/31/2002                              25390                              23322
 4/30/2002                              26541                              24143
 5/31/2002                              25705                              23344
 6/30/2002                              25172                              22828
 7/31/2002                              21245                              19436
 8/31/2002                              20978                              19350
 9/30/2002                              19451                              17968
10/31/2002                              19766                              18238
11/30/2002                              21451                              19693
12/31/2002                              20683                              18852
 1/31/2003                              19970                              18321
 2/28/2003                              19149                              17705
 3/31/2003                              19109                              17895
 4/30/2003                              21127                              19595
 5/31/2003                              23604                              21595
 6/30/2003                              24465                              21960
 7/31/2003                              26187                              23056
 8/31/2003                              27533                              23932
 9/30/2003                              27318                              23657
10/31/2003                              30049                              25585
11/30/2003                              31301                              26567
12/31/2003                              32970                              27529
 1/31/2004                              34582                              28482
 2/29/2004                              35071                              29034
 3/31/2004                              35402                              29435
 4/30/2004                              34280                              27913
 5/31/2004                              34409                              28251
 6/30/2004                              36712                              29686
 7/31/2004                              34754                              28320
 8/31/2004                              34236                              28598
 9/30/2004                              35924                              29730
10/31/2004                              36269                              30191
11/30/2004                              39897                              32869
12/31/2004                              41341                              33655
 1/31/2005                              39865                              32352
 2/28/2005                              40941                              32996
 3/31/2005                              40143                              32316
 4/30/2005                              37220                              30649
 5/31/2005                              39697                              32518
 6/30/2005                              41353                              33956
 7/31/2005                              44295                              35888
 8/31/2005                              43555                              35064
 9/30/2005                              43902                              35006
10/31/2005                              42620                              34127
11/30/2005                              44412                              35512

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         11.32%           20.82%            16.08%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000 INDEX
SEPTEMBER 15, 2005-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE                   U.S. CORE EQUITY 1 PORTFOLIO           RUSSELL 3000 INDEX
 9/15/2005                                    10000                        10000
 9/30/2005                                    10040                        10026
10/31/2005                                     9820                         9838
11/30/2005                                    10220                        10221

TOTAL                     FROM
RETURN                  9/15/2005
---------------------------------
                           2.20%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000 INDEX
SEPTEMBER 15, 2005-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE                   U.S. CORE EQUITY 2 PORTFOLIO           RUSSELL 3000 INDEX
 9/15/2005                                    10000                        10000
 9/30/2005                                    10050                        10026
10/31/2005                                     9830                         9838
11/30/2005                                    10240                        10221

TOTAL                     FROM
RETURN                  9/15/2005
---------------------------------
                           2.40%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE                 U.S. SMALL CAP PORTFOLIO                 RUSSELL 2000 INDEX
11/30/1995                              10000                              10000
12/31/1995                              10239                              10264
 1/31/1996                              10263                              10253
 2/29/1996                              10607                              10573
 3/31/1996                              10835                              10791
 4/30/1996                              11555                              11369
 5/31/1996                              12151                              11817
 6/30/1996                              11595                              11331
 7/31/1996                              10631                              10342
 8/31/1996                              11252                              10943
 9/30/1996                              11604                              11371
10/31/1996                              11432                              11195
11/30/1996                              11873                              11657
12/31/1996                              12049                              11962
 1/31/1997                              12448                              12201
 2/28/1997                              12182                              11906
 3/31/1997                              11606                              11344
 4/30/1997                              11473                              11376
 5/31/1997                              12776                              12642
 6/30/1997                              13432                              13184
 7/31/1997                              14230                              13797
 8/31/1997                              14753                              14113
 9/30/1997                              15888                              15146
10/31/1997                              15196                              14482
11/30/1997                              14966                              14387
12/31/1997                              14969                              14639
 1/31/1998                              14791                              14408
 2/28/1998                              15876                              15473
 3/31/1998                              16537                              16110
 4/30/1998                              16764                              16199
 5/31/1998                              15886                              15326
 6/30/1998                              15669                              15358
 7/31/1998                              14466                              14114
 8/31/1998                              11488                              11373
 9/30/1998                              12208                              12263
10/31/1998                              12740                              12764
11/30/1998                              13579                              13433
12/31/1998                              14143                              14264
 1/31/1999                              14373                              14454
 2/28/1999                              13148                              13283
 3/31/1999                              13028                              13490
 4/30/1999                              14209                              14699
 5/31/1999                              14767                              14914
 6/30/1999                              15631                              15588
 7/31/1999                              15500                              15161
 8/31/1999                              15084                              14600
 9/30/1999                              15008                              14603
10/31/1999                              14833                              14662
11/30/1999                              16058                              15538
12/31/1999                              17739                              17297
 1/31/2000                              17715                              17018
 2/29/2000                              20676                              19828
 3/31/2000                              19781                              18521
 4/30/2000                              18229                              17406
 5/31/2000                              17262                              16391
 6/30/2000                              19029                              17821
 7/31/2000                              18503                              17247
 8/31/2000                              20019                              18563
 9/30/2000                              19625                              18017
10/31/2000                              18754                              17214
11/30/2000                              17035                              15446
12/31/2000                              18174                              16773
 1/31/2001                              19757                              17646
 2/28/2001                              18440                              16489
 3/31/2001                              17602                              15682
 4/30/2001                              18972                              16909
 5/31/2001                              19864                              17325
 6/30/2001                              20862                              17922
 7/31/2001                              20077                              16953
 8/31/2001                              19478                              16405
 9/30/2001                              16711                              14197
10/31/2001                              17815                              15028
11/30/2001                              19198                              16191
12/31/2001                              20480                              17190
 1/31/2002                              20333                              17011
 2/28/2002                              19792                              16545
 3/31/2002                              21475                              17875
 4/30/2002                              21534                              18038
 5/31/2002                              20626                              17237
 6/30/2002                              19572                              16382
 7/31/2002                              16762                              13908
 8/31/2002                              16776                              13872
 9/30/2002                              15503                              12876
10/31/2002                              16088                              13289
11/30/2002                              17523                              14475
12/31/2002                              16559                              13669
 1/31/2003                              16114                              13290
 2/28/2003                              15595                              12889
 3/31/2003                              15743                              13055
 4/30/2003                              17331                              14292
 5/31/2003                              19275                              15826
 6/30/2003                              19794                              16113
 7/31/2003                              21041                              17121
 8/31/2003                              22094                              17905
 9/30/2003                              21753                              17574
10/31/2003                              23652                              19050
11/30/2003                              24513                              19727
12/31/2003                              25086                              20127
 1/31/2004                              26204                              21001
 2/29/2004                              26427                              21190
 3/31/2004                              26561                              21387
 4/30/2004                              25473                              20296
 5/31/2004                              25742                              20619
 6/30/2004                              26866                              21487
 7/31/2004                              24941                              20041
 8/31/2004                              24583                              19938
 9/30/2004                              25785                              20873
10/31/2004                              26278                              21285
11/30/2004                              28579                              23130
12/31/2004                              29569                              23815
 1/31/2005                              28406                              22822
 2/28/2005                              28905                              23207
 3/31/2005                              28071                              22544
 4/30/2005                              26318                              21252
 5/31/2005                              28131                              22643
 6/30/2005                              29193                              23516
 7/31/2005                              31189                              25006
 8/31/2005                              30751                              24542
 9/30/2005                              30947                              24619
10/31/2005                              29992                              23855
11/30/2005                              31447                              25013

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         10.04%           13.04%            12.14%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE                 U.S. MICRO CAP PORTFOLIO                 RUSSELL 2000 INDEX
11/30/1995                              10000                              10000
12/31/1995                              10239                              10264
 1/31/1996                              10268                              10253
 2/29/1996                              10648                              10573
 3/31/1996                              10891                              10791
 4/30/1996                              11815                              11369
 5/31/1996                              12699                              11817
 6/30/1996                              11960                              11331
 7/31/1996                              10832                              10342
 8/31/1996                              11348                              10943
 9/30/1996                              11678                              11371
10/31/1996                              11474                              11195
11/30/1996                              11805                              11657
12/31/1996                              12046                              11962
 1/31/1997                              12552                              12201
 2/28/1997                              12294                              11906
 3/31/1997                              11691                              11344
 4/30/1997                              11369                              11376
 5/31/1997                              12530                              12642
 6/30/1997                              13154                              13184
 7/31/1997                              13950                              13797
 8/31/1997                              14660                              14113
 9/30/1997                              15897                              15146
10/31/1997                              15284                              14482
11/30/1997                              15047                              14387
12/31/1997                              14790                              14639
 1/31/1998                              14702                              14408
 2/28/1998                              15656                              15473
 3/31/1998                              16410                              16110
 4/30/1998                              16686                              16199
 5/31/1998                              15857                              15326
 6/30/1998                              15531                              15358
 7/31/1998                              14489                              14114
 8/31/1998                              11576                              11373
 9/30/1998                              12003                              12263
10/31/1998                              12430                              12764
11/30/1998                              13371                              13433
12/31/1998                              13708                              14264
 1/31/1999                              14090                              14454
 2/28/1999                              13122                              13283
 3/31/1999                              12625                              13490
 4/30/1999                              13822                              14699
 5/31/1999                              14357                              14914
 6/30/1999                              15173                              15588
 7/31/1999                              15313                              15161
 8/31/1999                              15020                              14600
 9/30/1999                              14689                              14603
10/31/1999                              14561                              14662
11/30/1999                              15975                              15538
12/31/1999                              17791                              17297
 1/31/2000                              18849                              17018
 2/29/2000                              23293                              19828
 3/31/2000                              21544                              18521
 4/30/2000                              18849                              17406
 5/31/2000                              17325                              16391
 6/30/2000                              19696                              17821
 7/31/2000                              19061                              17247
 8/31/2000                              20824                              18563
 9/30/2000                              20373                              18017
10/31/2000                              18934                              17214
11/30/2000                              16832                              15446
12/31/2000                              17150                              16773
 1/31/2001                              19516                              17646
 2/28/2001                              18147                              16489
 3/31/2001                              17275                              15682
 4/30/2001                              18538                              16909
 5/31/2001                              20317                              17325
 6/30/2001                              21046                              17922
 7/31/2001                              20513                              16953
 8/31/2001                              19908                              16405
 9/30/2001                              17364                              14197
10/31/2001                              18485                              15028
11/30/2001                              19730                              16191
12/31/2001                              21055                              17190
 1/31/2002                              21287                              17011
 2/28/2002                              20698                              16545
 3/31/2002                              22528                              17875
 4/30/2002                              23075                              18038
 5/31/2002                              22444                              17237
 6/30/2002                              21644                              16382
 7/31/2002                              18510                              13908
 8/31/2002                              18405                              13872
 9/30/2002                              17164                              12876
10/31/2002                              17606                              13289
11/30/2002                              19078                              14475
12/31/2002                              18261                              13669
 1/31/2003                              17854                              13290
 2/28/2003                              17340                              12889
 3/31/2003                              17533                              13055
 4/30/2003                              19160                              14292
 5/31/2003                              21386                              15826
 6/30/2003                              22328                              16113
 7/31/2003                              23976                              17121
 8/31/2003                              25111                              17905
 9/30/2003                              25132                              17574
10/31/2003                              27380                              19050
11/30/2003                              28558                              19727
12/31/2003                              29348                              20127
 1/31/2004                              31044                              21001
 2/29/2004                              31199                              21190
 3/31/2004                              31243                              21387
 4/30/2004                              29965                              20296
 5/31/2004                              29965                              20619
 6/30/2004                              31287                              21487
 7/31/2004                              28950                              20041
 8/31/2004                              28509                              19938
 9/30/2004                              29936                              20873
10/31/2004                              30488                              21285
11/30/2004                              33223                              23130
12/31/2004                              34744                              23815
 1/31/2005                              33320                              22822
 2/28/2005                              33595                              23207
 3/31/2005                              32511                              22544
 4/30/2005                              30488                              21252
 5/31/2005                              32327                              22643
 6/30/2005                              33788                              23516
 7/31/2005                              36366                              25006
 8/31/2005                              35860                              24542
 9/30/2005                              36078                              24619
10/31/2005                              35065                              23855
11/30/2005                              36654                              25013

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         10.33%           16.84%            13.87%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

DFA REAL ESTATE SECURITIES PORTFOLIO VS.
DOW JONES WILSHIRE REIT INDEX, S&P 500 Index
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                         DFA REAL ESTATE                     DOW JONES
DATE                SECURITIES PORTFOLIO           WILSHIRE REIT INDEX                S&P 500 INDEX
11/30/1995                         10000                         10000                        10000
12/31/1995                         10604                         10609                        10193
 1/31/1996                         10705                         10739                        10540
 2/29/1996                         10837                         10891                        10637
 3/31/1996                         10847                         10895                        10740
 4/30/1996                         10837                         10870                        10898
 5/31/1996                         11070                         11130                        11179
 6/30/1996                         11273                         11341                        11222
 7/31/1996                         11324                         11357                        10726
 8/31/1996                         11729                         11815                        10952
 9/30/1996                         11983                         12106                        11569
10/31/1996                         12277                         12427                        11888
11/30/1996                         12824                         13021                        12786
12/31/1996                         14193                         14539                        12533
 1/31/1997                         14278                         14626                        13316
 2/28/1997                         14225                         14575                        13420
 3/31/1997                         14310                         14686                        12869
 4/30/1997                         13851                         14148                        13637
 5/31/1997                         14257                         14571                        14467
 6/30/1997                         15014                         15372                        15116
 7/31/1997                         15408                         15789                        16318
 8/31/1997                         15333                         15699                        15404
 9/30/1997                         16730                         17214                        16248
10/31/1997                         16261                         16665                        15705
11/30/1997                         16560                         17008                        16432
12/31/1997                         16937                         17398                        16714
 1/31/1998                         16735                         17191                        16899
 2/28/1998                         16455                         16840                        18118
 3/31/1998                         16892                         17224                        19046
 4/30/1998                         16354                         16633                        19237
 5/31/1998                         16253                         16510                        18907
 6/30/1998                         16264                         16507                        19675
 7/31/1998                         15188                         15341                        19465
 8/31/1998                         13798                         13901                        16651
 9/30/1998                         14673                         14750                        17718
10/31/1998                         14359                         14465                        19159
11/30/1998                         14572                         14703                        20320
12/31/1998                         14332                         14440                        21491
 1/31/1999                         14049                         14058                        22390
 2/28/1999                         13954                         13850                        21694
 3/31/1999                         13860                         13847                        22562
 4/30/1999                         15171                         15182                        23435
 5/31/1999                         15573                         15586                        22882
 6/30/1999                         15313                         15310                        24152
 7/31/1999                         14829                         14790                        23398
 8/31/1999                         14699                         14683                        23282
 9/30/1999                         14061                         14045                        22644
10/31/1999                         13777                         13750                        24077
11/30/1999                         13588                         13556                        24566
12/31/1999                         14048                         14068                        26013
 1/31/2000                         14136                         14157                        24706
 2/29/2000                         13923                         13937                        24238
 3/31/2000                         14424                         14489                        26610
 4/30/2000                         15351                         15517                        25809
 5/31/2000                         15576                         15715                        25279
 6/30/2000                         16027                         16113                        25903
 7/31/2000                         17366                         17629                        25498
 8/31/2000                         16753                         16968                        27082
 9/30/2000                         17354                         17619                        25652
10/31/2000                         16615                         16865                        25543
11/30/2000                         16916                         17216                        23530
12/31/2000                         18037                         18435                        23645
 1/31/2001                         18103                         18431                        24484
 2/28/2001                         17811                         18127                        22251
 3/31/2001                         17957                         18247                        20842
 4/30/2001                         18315                         18648                        22461
 5/31/2001                         18766                         19103                        22612
 6/30/2001                         19880                         20234                        22061
 7/31/2001                         19469                         19828                        21844
 8/31/2001                         20185                         20617                        20477
 9/30/2001                         19549                         19749                        18823
10/31/2001                         18925                         19046                        19182
11/30/2001                         19920                         20196                        20653
12/31/2001                         20410                         20713                        20834
 1/31/2002                         20340                         20632                        20530
 2/28/2002                         20720                         21084                        20134
 3/31/2002                         22015                         22446                        20892
 4/30/2002                         22156                         22572                        19625
 5/31/2002                         22451                         22874                        19480
 6/30/2002                         23056                         23483                        18093
 7/31/2002                         21888                         22212                        16682
 8/31/2002                         21944                         22232                        16792
 9/30/2002                         21156                         21352                        14967
10/31/2002                         20086                         20205                        16284
11/30/2002                         20987                         21171                        17243
12/31/2002                         21263                         21459                        16230
 1/31/2003                         20727                         20835                        15804
 2/28/2003                         21099                         21214                        15567
 3/31/2003                         21606                         21729                        15718
 4/30/2003                         22425                         22566                        17013
 5/31/2003                         23662                         23843                        17910
 6/30/2003                         24154                         24358                        18139
 7/31/2003                         25390                         25654                        18459
 8/31/2003                         25569                         25867                        18819
 9/30/2003                         26448                         26777                        18619
10/31/2003                         26806                         27174                        19672
11/30/2003                         28013                         28372                        19845
12/31/2003                         28832                         29223                        20886
 1/31/2004                         30018                         30392                        21269
 2/29/2004                         30549                         30897                        21565
 3/31/2004                         32297                         32754                        21239
 4/30/2004                         27661                         27959                        20906
 5/31/2004                         29659                         30095                        21193
 6/30/2004                         30515                         30979                        21605
 7/31/2004                         30641                         31137                        20890
 8/31/2004                         33079                         33706                        20974
 9/30/2004                         32968                         33548                        21201
10/31/2004                         34748                         35410                        21525
11/30/2004                         36260                         36996                        22396
12/31/2004                         38078                         38916                        23158
 1/31/2005                         34889                         35499                        22593
 2/28/2005                         35985                         36614                        23069
 3/31/2005                         35437                         36112                        22660
 4/30/2005                         37447                         38244                        22230
 5/31/2005                         38676                         39501                        22938
 6/30/2005                         40652                         41579                        22970
 7/31/2005                         43608                         44761                        23825
 8/31/2005                         41980                         43091                        23608
 9/30/2005                         42176                         43279                        23799
10/31/2005                         41222                         42350                        23402
11/30/2005                         43079                         44314                        24287

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         18.81%           20.56%            15.72%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire indices provided by Dow Jones Indexes. The S&P Data are provided by Standard & Poor's Index Services Group.

[CHART]

LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                                 MSCI EAFE INDEX
DATE              LARGE CAP INTERNATIONAL PORTFOLIO              (NET DIVIDENDS)
11/30/1995                                    10000                        10000
12/31/1995                                    10442                        10403
 1/31/1996                                    10418                        10446
 2/29/1996                                    10386                        10481
 3/31/1996                                    10601                        10703
 4/30/1996                                    10887                        11015
 5/31/1996                                    10752                        10812
 6/30/1996                                    10815                        10873
 7/31/1996                                    10506                        10555
 8/31/1996                                    10553                        10578
 9/30/1996                                    10863                        10859
10/31/1996                                    10768                        10748
11/30/1996                                    11268                        11176
12/31/1996                                    11106                        11032
 1/31/1997                                    10610                        10646
 2/28/1997                                    10773                        10820
 3/31/1997                                    10919                        10859
 4/30/1997                                    11008                        10917
 5/31/1997                                    11706                        11627
 6/30/1997                                    12518                        12268
 7/31/1997                                    12737                        12467
 8/31/1997                                    11861                        11536
 9/30/1997                                    12632                        12182
10/31/1997                                    11593                        11246
11/30/1997                                    11585                        11131
12/31/1997                                    11718                        11228
 1/31/1998                                    12148                        11742
 2/28/1998                                    12809                        12495
 3/31/1998                                    13238                        12880
 4/30/1998                                    13321                        12982
 5/31/1998                                    13329                        12919
 6/30/1998                                    13495                        13016
 7/31/1998                                    13586                        13148
 8/31/1998                                    11966                        11520
 9/30/1998                                    11586                        11166
10/31/1998                                    12743                        12330
11/30/1998                                    13453                        12962
12/31/1998                                    13852                        13473
 1/31/1999                                    13768                        13434
 2/28/1999                                    13466                        13113
 3/31/1999                                    14079                        13661
 4/30/1999                                    14650                        14214
 5/31/1999                                    13894                        13482
 6/30/1999                                    14499                        14008
 7/31/1999                                    14910                        14424
 8/31/1999                                    15011                        14477
 9/30/1999                                    15120                        14623
10/31/1999                                    15699                        15170
11/30/1999                                    16295                        15698
12/31/1999                                    17800                        17106
 1/31/2000                                    16594                        16019
 2/29/2000                                    16954                        16451
 3/31/2000                                    17638                        17088
 4/30/2000                                    16731                        16189
 5/31/2000                                    16381                        15794
 6/30/2000                                    16996                        16411
 7/31/2000                                    16312                        15723
 8/31/2000                                    16458                        15860
 9/30/2000                                    15671                        15088
10/31/2000                                    15286                        14731
11/30/2000                                    14798                        14179
12/31/2000                                    15311                        14683
 1/31/2001                                    15242                        14675
 2/28/2001                                    14156                        13575
 3/31/2001                                    13253                        12670
 4/30/2001                                    14121                        13551
 5/31/2001                                    13670                        13072
 6/30/2001                                    13140                        12538
 7/31/2001                                    12888                        12310
 8/31/2001                                    12584                        11998
 9/30/2001                                    11377                        10782
10/31/2001                                    11681                        11059
11/30/2001                                    12072                        11466
12/31/2001                                    12122                        11534
 1/31/2002                                    11486                        10922
 2/28/2002                                    11557                        10998
 3/31/2002                                    12210                        11593
 4/30/2002                                    12246                        11670
 5/31/2002                                    12431                        11818
 6/30/2002                                    11972                        11347
 7/31/2002                                    10877                        10227
 8/31/2002                                    10851                        10204
 9/30/2002                                     9721                         9108
10/31/2002                                    10233                         9598
11/30/2002                                    10683                        10033
12/31/2002                                    10350                         9696
 1/31/2003                                     9937                         9291
 2/28/2003                                     9694                         9078
 3/31/2003                                     9505                         8899
 4/30/2003                                    10404                         9772
 5/31/2003                                    11025                        10364
 6/30/2003                                    11285                        10614
 7/31/2003                                    11546                        10871
 8/31/2003                                    11807                        11134
 9/30/2003                                    12167                        11477
10/31/2003                                    12895                        12192
11/30/2003                                    13174                        12463
12/31/2003                                    14149                        13437
 1/31/2004                                    14332                        13627
 2/29/2004                                    14652                        13942
 3/31/2004                                    14762                        14020
 4/30/2004                                    14305                        13703
 5/31/2004                                    14415                        13749
 6/30/2004                                    14815                        14050
 7/31/2004                                    14260                        13594
 8/31/2004                                    14353                        13654
 9/30/2004                                    14634                        14011
10/31/2004                                    15127                        14489
11/30/2004                                    16084                        15479
12/31/2004                                    16811                        16158
 1/31/2005                                    16511                        15861
 2/28/2005                                    17149                        16546
 3/31/2005                                    16745                        16131
 4/30/2005                                    16407                        15752
 5/31/2005                                    16303                        15759
 6/30/2005                                    16538                        15968
 7/31/2005                                    17042                        16458
 8/31/2005                                    17669                        16874
 9/30/2005                                    18254                        17625
10/31/2005                                    17853                        17110
11/30/2005                                    18130                        17529

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                         12.73%           4.15%             6.13%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX US INDEX (NET DIVIDENDS)
SEPTEMBER 15, 2005-NOVEMBER 30, 2005

                                                          MSCI WORLD EX US INDEX
DATE            INTERNATIONAL CORE EQUITY PORTFOLIO              (NET DIVIDENDS)
 9/15/2005                                    10000                        10000
 9/30/2005                                    10100                        10171
10/31/2005                                     9860                         9842
11/30/2005                                    10070                        10103

TOTAL                     FROM
RETURN                  9/15/2005
---------------------------------
                          0.70%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI EAFE SMALL CAP INDEX (PRICE-ONLY)
SEPTEMBER 30, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                       MSCI EAFE SMALL CAP INDEX
DATE           INTERNATIONAL SMALL COMPANY PORTFOLIO                (PRICE-ONLY)
 9/30/1996                                      9930                       10000
10/31/1996                                      9841                        9822
11/30/1996                                      9890                        9948
12/31/1996                                      9570                        9605
 1/31/1997                                      9351                        9411
 2/28/1997                                      9460                        9586
 3/31/1997                                      9281                        9345
 4/30/1997                                      9082                        9034
 5/31/1997                                      9739                        9718
 6/30/1997                                      9918                        9893
 7/31/1997                                      9510                        9545
 8/31/1997                                      9082                        8936
 9/30/1997                                      8863                        8748
10/31/1997                                      8466                        8263
11/30/1997                                      7779                        7687
12/31/1997                                      7299                        7239
 1/31/1998                                      7814                        7691
 2/28/1998                                      8612                        8381
 3/31/1998                                      8763                        8566
 4/30/1998                                      8652                        8549
 5/31/1998                                      8642                        8578
 6/30/1998                                      8359                        8236
 7/31/1998                                      8168                        8123
 8/31/1998                                      7259                        7042
 9/30/1998                                      7027                        6718
10/31/1998                                      7471                        7256
11/30/1998                                      7895                        7603
12/31/1998                                      7897                        7632
 1/31/1999                                      7774                        7537
 2/28/1999                                      7630                        7442
 3/31/1999                                      7949                        7845
 4/30/1999                                      8700                        8428
 5/31/1999                                      8659                        8122
 6/30/1999                                      9277                        8553
 7/31/1999                                      9514                        8815
 8/31/1999                                      9617                        9002
 9/30/1999                                      9565                        8974
10/31/1999                                      9452                        8851
11/30/1999                                      9401                        8899
12/31/1999                                      9623                        8981
 1/31/2000                                      9602                        8992
 2/29/2000                                      9718                        9213
 3/31/2000                                     10002                        9431
 4/30/2000                                      9192                        8723
 5/31/2000                                      9224                        8705
 6/30/2000                                      9991                        9471
 7/31/2000                                      9571                        8876
 8/31/2000                                      9823                        9296
 9/30/2000                                      9497                        8761
10/31/2000                                      8908                        8151
11/30/2000                                      8929                        8127
12/31/2000                                      9103                        8153
 1/31/2001                                      9255                        8392
 2/28/2001                                      9179                        8220
 3/31/2001                                      8634                        7562
 4/30/2001                                      9255                        8188
 5/31/2001                                      9321                        8141
 6/30/2001                                      9168                        7886
 7/31/2001                                      8874                        7554
 8/31/2001                                      9037                        7629
 9/30/2001                                      7980                        6586
10/31/2001                                      8285                        6912
11/30/2001                                      8361                        7173
12/31/2001                                      8145                        6987
 1/31/2002                                      8045                        6816
 2/28/2002                                      8323                        6927
 3/31/2002                                      8735                        7347
 4/30/2002                                      9046                        7593
 5/31/2002                                      9569                        7910
 6/30/2002                                      9324                        7601
 7/31/2002                                      8835                        7009
 8/31/2002                                      8757                        6912
 9/30/2002                                      8134                        6354
10/31/2002                                      8034                        6268
11/30/2002                                      8245                        6444
12/31/2002                                      8300                        6317
 1/31/2003                                      8278                        6224
 2/28/2003                                      8323                        6168
 3/31/2003                                      8289                        6092
 4/30/2003                                      8969                        6636
 5/31/2003                                      9797                        7182
 6/30/2003                                     10239                        7553
 7/31/2003                                     10591                        7778
 8/31/2003                                     11135                        8286
 9/30/2003                                     11770                        8761
10/31/2003                                     12405                        9452
11/30/2003                                     12473                        9408
12/31/2003                                     13179                        9967
 1/31/2004                                     13916                       10470
 2/29/2004                                     14331                       10762
 3/31/2004                                     14907                       11144
 4/30/2004                                     14458                       10781
 5/31/2004                                     14297                       10575
 6/30/2004                                     14963                       11124
 7/31/2004                                     14416                       10610
 8/31/2004                                     14544                       10674
 9/30/2004                                     14890                       10897
10/31/2004                                     15369                       11297
11/30/2004                                     16477                       12186
12/31/2004                                     17254                       12772
 1/31/2005                                     17663                       13020
 2/28/2005                                     18445                       13536
 3/31/2005                                     18120                       13255
 4/30/2005                                     17687                       12906
 5/31/2005                                     17386                       12869
 6/30/2005                                     17824                       13189
 7/31/2005                                     18468                       13778
 8/31/2005                                     19282                       14160
 9/30/2005                                     19742                       14706
10/31/2005                                     19352                       14218
11/30/2005                                     19730                       14664

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           9/30/1996
-------------------------------------------------------------------
                         19.74%           17.02%            7.70%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. Prior to April 1998, the reimbursement fee was 0.7%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                      MSCI JAPAN SMALL CAP INDEX
DATE               JAPANESE SMALL COMPANY PORTFOLIO                 (PRICE-ONLY)
11/30/1995                                     9950                        10000
12/31/1995                                    10585                        10478
 1/31/1996                                    10811                        10691
 2/29/1996                                    10611                        10456
 3/31/1996                                    10984                        10751
 4/30/1996                                    12132                        11722
 5/31/1996                                    11635                        11176
 6/30/1996                                    11507                        11108
 7/31/1996                                    10607                        10228
 8/31/1996                                    10310                         9857
 9/30/1996                                    10350                         9865
10/31/1996                                     9622                         9166
11/30/1996                                     9325                         8923
12/31/1996                                     8173                         7793
 1/31/1997                                     7380                         6998
 2/28/1997                                     7319                         6945
 3/31/1997                                     6787                         6329
 4/30/1997                                     6673                         6196
 5/31/1997                                     7779                         7383
 6/30/1997                                     7903                         7555
 7/31/1997                                     7001                         6747
 8/31/1997                                     6246                         5942
 9/30/1997                                     5302                         4957
10/31/1997                                     5439                         5105
11/30/1997                                     4485                         4186
12/31/1997                                     3696                         3463
 1/31/1998                                     4716                         4457
 2/28/1998                                     5091                         4793
 3/31/1998                                     4634                         4322
 4/30/1998                                     4393                         4151
 5/31/1998                                     4206                         3986
 6/30/1998                                     4302                         4041
 7/31/1998                                     4259                         4055
 8/31/1998                                     3802                         3636
 9/30/1998                                     3595                         3399
10/31/1998                                     4042                         3903
11/30/1998                                     4379                         4240
12/31/1998                                     4289                         4290
 1/31/1999                                     4391                         4378
 2/28/1999                                     4221                         4329
 3/31/1999                                     4711                         4884
 4/30/1999                                     5195                         5241
 5/31/1999                                     4963                         4890
 6/30/1999                                     5433                         5510
 7/31/1999                                     5690                         5821
 8/31/1999                                     5796                         6111
 9/30/1999                                     5806                         6234
10/31/1999                                     5709                         6204
11/30/1999                                     5384                         6162
12/31/1999                                     4921                         5712
 1/31/2000                                     4970                         5798
 2/29/2000                                     4716                         5716
 3/31/2000                                     5390                         6181
 4/30/2000                                     4819                         5521
 5/31/2000                                     5053                         5731
 6/30/2000                                     5786                         6570
 7/31/2000                                     5087                         5625
 8/31/2000                                     5458                         6251
 9/30/2000                                     5229                         5804
10/31/2000                                     4692                         5226
11/30/2000                                     4833                         5321
12/31/2000                                     4441                         4794
 1/31/2001                                     4417                         4744
 2/28/2001                                     4506                         4828
 3/31/2001                                     4451                         4632
 4/30/2001                                     5000                         5256
 5/31/2001                                     5044                         5217
 6/30/2001                                     5010                         5076
 7/31/2001                                     4634                         4641
 8/31/2001                                     4748                         4703
 9/30/2001                                     4333                         4280
10/31/2001                                     4456                         4379
11/30/2001                                     4160                         4208
12/31/2001                                     3690                         3698
 1/31/2002                                     3490                         3447
 2/28/2002                                     3770                         3627
 3/31/2002                                     3960                         3861
 4/30/2002                                     4125                         4115
 5/31/2002                                     4530                         4546
 6/30/2002                                     4325                         4345
 7/31/2002                                     4275                         4208
 8/31/2002                                     4215                         4109
 9/30/2002                                     4095                         3935
10/31/2002                                     3770                         3527
11/30/2002                                     3745                         3553
12/31/2002                                     3717                         3472
 1/31/2003                                     3717                         3452
 2/28/2003                                     3990                         3626
 3/31/2003                                     4021                         3541
 4/30/2003                                     4198                         3652
 5/31/2003                                     4456                         3817
 6/30/2003                                     4800                         4245
 7/31/2003                                     4861                         4295
 8/31/2003                                     5281                         4835
 9/30/2003                                     5616                         5175
10/31/2003                                     5833                         5558
11/30/2003                                     5469                         5176
12/31/2003                                     5790                         5543
 1/31/2004                                     6063                         5745
 2/29/2004                                     6099                         5728
 3/31/2004                                     7325                         6742
 4/30/2004                                     7089                         6524
 5/31/2004                                     6749                         6198
 6/30/2004                                     7387                         6849
 7/31/2004                                     6924                         6287
 8/31/2004                                     7027                         6351
 9/30/2004                                     6857                         6143
10/31/2004                                     6991                         6256
11/30/2004                                     7207                         6528
12/31/2004                                     7551                         6840
 1/31/2005                                     7854                         7072
 2/28/2005                                     8140                         7205
 3/31/2005                                     8187                         7147
 4/30/2005                                     7963                         7089
 5/31/2005                                     7822                         6956
 6/30/2005                                     7969                         7046
 7/31/2005                                     8136                         7246
 8/31/2005                                     8580                         7492
 9/30/2005                                     8930                         7939
10/31/2005                                     9201                         8098
11/30/2005                                     9378                         8443

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         30.13%           14.06%            -0.64%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.0%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                ASIA PACIFIC SMALL COMPANY PORTFOLIO       MSCI PACIFIC EX JAPAN
DATE                                    (PRICE-ONLY)             SMALL CAP INDEX
11/30/1995                                      9900                       10000
12/31/1995                                     10058                       10349
 1/31/1996                                     10752                       11235
 2/29/1996                                     10816                       11510
 3/31/1996                                     10986                       11725
 4/30/1996                                     11865                       12309
 5/31/1996                                     11525                       11880
 6/30/1996                                     11206                       11887
 7/31/1996                                     10830                       11270
 8/31/1996                                     11142                       11801
 9/30/1996                                     11312                       11935
10/31/1996                                     11433                       12109
11/30/1996                                     11787                       12740
12/31/1996                                     11502                       12794
 1/31/1997                                     11748                       13038
 2/28/1997                                     12399                       13922
 3/31/1997                                     11847                       13239
 4/30/1997                                     11564                       12532
 5/31/1997                                     11993                       13063
 6/30/1997                                     12093                       13028
 7/31/1997                                     12039                       12914
 8/31/1997                                     11364                       11267
 9/30/1997                                     10858                       10899
10/31/1997                                      8213                        8255
11/30/1997                                      7300                        7485
12/31/1997                                      6659                        6798
 1/31/1998                                      5956                        6015
 2/28/1998                                      7583                        7376
 3/31/1998                                      7320                        7099
 4/30/1998                                      6651                        6527
 5/31/1998                                      5787                        5739
 6/30/1998                                      4956                        5036
 7/31/1998                                      4626                        4890
 8/31/1998                                      3906                        4064
 9/30/1998                                      4168                        4473
10/31/1998                                      4889                        5262
11/30/1998                                      5549                        5746
12/31/1998                                      5389                        5586
 1/31/1999                                      5380                        5672
 2/28/1999                                      5152                        5528
 3/31/1999                                      5345                        5861
 4/30/1999                                      6732                        6859
 5/31/1999                                      7162                        6661
 6/30/1999                                      8593                        7367
 7/31/1999                                      8356                        7369
 8/31/1999                                      8259                        7229
 9/30/1999                                      8119                        6987
10/31/1999                                      8127                        6867
11/30/1999                                      8566                        7183
12/31/1999                                      9176                        7538
 1/31/2000                                      8984                        6907
 2/29/2000                                      9121                        6823
 3/31/2000                                      9048                        6847
 4/30/2000                                      8095                        6790
 5/31/2000                                      7482                        6128
 6/30/2000                                      8132                        6757
 7/31/2000                                      8086                        6776
 8/31/2000                                      8205                        6776
 9/30/2000                                      7464                        6110
10/31/2000                                      7125                        5842
11/30/2000                                      7225                        5835
12/31/2000                                      7479                        6077
 1/31/2001                                      7671                        6193
 2/28/2001                                      7613                        6056
 3/31/2001                                      6826                        5342
 4/30/2001                                      7201                        5705
 5/31/2001                                      7517                        5748
 6/30/2001                                      7671                        5929
 7/31/2001                                      7412                        5762
 8/31/2001                                      7469                        5835
 9/30/2001                                      6519                        5130
10/31/2001                                      7009                        5472
11/30/2001                                      7393                        5758
12/31/2001                                      7505                        5827
 1/31/2002                                      7854                        6014
 2/28/2002                                      7934                        6044
 3/31/2002                                      8274                        6291
 4/30/2002                                      8324                        6290
 5/31/2002                                      8793                        6750
 6/30/2002                                      8513                        6502
 7/31/2002                                      8004                        6082
 8/31/2002                                      8144                        6212
 9/30/2002                                      7595                        5819
10/31/2002                                      7825                        5944
11/30/2002                                      7904                        6065
12/31/2002                                      8003                        6151
 1/31/2003                                      8265                        6377
 2/28/2003                                      8307                        6257
 3/31/2003                                      8140                        6198
 4/30/2003                                      8370                        6522
 5/31/2003                                      9220                        6977
 6/30/2003                                      9650                        7322
 7/31/2003                                     10300                        7487
 8/31/2003                                     11024                        7836
 9/30/2003                                     11905                        8414
10/31/2003                                     12598                        9090
11/30/2003                                     12692                        9040
12/31/2003                                     13252                        9601
 1/31/2004                                     14081                        9991
 2/29/2004                                     14496                       10276
 3/31/2004                                     14038                       10232
 4/30/2004                                     13012                        9629
 5/31/2004                                     12914                        9560
 6/30/2004                                     12959                        9546
 7/31/2004                                     13190                        9894
 8/31/2004                                     13498                       10180
 9/30/2004                                     14326                       10718
10/31/2004                                     15001                       11381
11/30/2004                                     16085                       12233
12/31/2004                                     16447                       12719
 1/31/2005                                     16820                       12826
 2/28/2005                                     17295                       13211
 3/31/2005                                     16707                       12772
 4/30/2005                                     16142                       12522
 5/31/2005                                     15769                       12664
 6/30/2005                                     16478                       13317
 7/31/2005                                     17025                       13866
 8/31/2005                                     17469                       13802
 9/30/2005                                     18108                       14413
10/31/2005                                     17077                       13548
11/30/2005                                     17501                       14041

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         8.81%            19.11%            5.75%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                   UNITED KINGDOM        MSCI UK SMALL CAP INDEX
DATE                      SMALL COMPANY PORTFOLIO                   (PRICE-ONLY)
11/30/1995                                  10000                          10000
12/31/1995                                  10129                          10145
 1/31/1996                                  10173                          10249
 2/29/1996                                  10534                          10564
 3/31/1996                                  10850                          10710
 4/30/1996                                  11367                          11203
 5/31/1996                                  11785                          11275
 6/30/1996                                  11678                          11089
 7/31/1996                                  11287                          10629
 8/31/1996                                  11674                          11049
 9/30/1996                                  11758                          11066
10/31/1996                                  12324                          11575
11/30/1996                                  12676                          11784
12/31/1996                                  13148                          12123
 1/31/1997                                  12985                          11691
 2/28/1997                                  13417                          12119
 3/31/1997                                  13508                          12172
 4/30/1997                                  13283                          11988
 5/31/1997                                  13215                          11964
 6/30/1997                                  13072                          12092
 7/31/1997                                  12640                          11798
 8/31/1997                                  12966                          12079
 9/30/1997                                  13436                          12689
10/31/1997                                  13910                          12956
11/30/1997                                  13747                          12860
12/31/1997                                  13613                          12831
 1/31/1998                                  13685                          12635
 2/28/1998                                  14201                          13346
 3/31/1998                                  15371                          14720
 4/30/1998                                  15421                          14949
 5/31/1998                                  15992                          15479
 6/30/1998                                  15410                          14940
 7/31/1998                                  14267                          13960
 8/31/1998                                  12839                          12188
 9/30/1998                                  12251                          11559
10/31/1998                                  11976                          11726
11/30/1998                                  11883                          11812
12/31/1998                                  12091                          11936
 1/31/1999                                  12291                          11798
 2/28/1999                                  12699                          12094
 3/31/1999                                  13446                          13006
 4/30/1999                                  14334                          14137
 5/31/1999                                  14254                          13694
 6/30/1999                                  14608                          13871
 7/31/1999                                  15549                          14442
 8/31/1999                                  16043                          14858
 9/30/1999                                  15750                          14187
10/31/1999                                  15543                          13751
11/30/1999                                  16170                          14865
12/31/1999                                  17149                          16030
 1/31/2000                                  17650                          15743
 2/29/2000                                  17267                          16592
 3/31/2000                                  17008                          16312
 4/30/2000                                  15561                          14927
 5/31/2000                                  14904                          14052
 6/30/2000                                  16140                          15096
 7/31/2000                                  16249                          15150
 8/31/2000                                  16562                          15456
 9/30/2000                                  16586                          14781
10/31/2000                                  15819                          14097
11/30/2000                                  15107                          13579
12/31/2000                                  16332                          14512
 1/31/2001                                  16649                          15216
 2/28/2001                                  15927                          14662
 3/31/2001                                  14685                          13372
 4/30/2001                                  15443                          14533
 5/31/2001                                  15663                          14857
 6/30/2001                                  15073                          14252
 7/31/2001                                  14641                          13772
 8/31/2001                                  15108                          14336
 9/30/2001                                  12835                          11387
10/31/2001                                  13408                          12044
11/30/2001                                  14297                          13149
12/31/2001                                  14879                          13571
 1/31/2002                                  14470                          12823
 2/28/2002                                  14613                          12819
 3/31/2002                                  15346                          13732
 4/30/2002                                  16013                          14198
 5/31/2002                                  16184                          13980
 6/30/2002                                  15537                          13105
 7/31/2002                                  14413                          11628
 8/31/2002                                  14422                          11696
 9/30/2002                                  13193                          10847
10/31/2002                                  13136                          10822
11/30/2002                                  13565                          10998
12/31/2002                                  13531                          10658
 1/31/2003                                  13196                           9836
 2/28/2003                                  12760                           9533
 3/31/2003                                  12638                           9483
 4/30/2003                                  13825                          10674
 5/31/2003                                  15478                          12195
 6/30/2003                                  16350                          12573
 7/31/2003                                  17010                          13330
 8/31/2003                                  17719                          13938
 9/30/2003                                  18399                          14265
10/31/2003                                  19444                          15386
11/30/2003                                  19535                          15488
12/31/2003                                  20615                          16328
 1/31/2004                                  22148                          17693
 2/29/2004                                  23416                          18883
 3/31/2004                                  23099                          18732
 4/30/2004                                  22253                          18040
 5/31/2004                                  22285                          17961
 6/30/2004                                  23038                          18523
 7/31/2004                                  22174                          17632
 8/31/2004                                  22014                          17357
 9/30/2004                                  22632                          17861
10/31/2004                                  23341                          18510
11/30/2004                                  25210                          19984
12/31/2004                                  26247                          21069
 1/31/2005                                  26982                          21520
 2/28/2005                                  27898                          22014
 3/31/2005                                  27259                          21672
 4/30/2005                                  26330                          20624
 5/31/2005                                  25809                          20387
 6/30/2005                                  26274                          20642
 7/31/2005                                  26787                          21224
 8/31/2005                                  28293                          22195
 9/30/2005                                  27955                          22171
10/31/2005                                  27162                          21462
11/30/2005                                  28323                          22483

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         12.35%           13.39%            10.97%

Past performance is not predictive of future performance.

Prior to July 1995, the returns shown reflect a reimbursement fee of 1.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                     CONTINENTAL SMALL COMPANY PORTFOLIO       MSCI EUROPE EX UK
DATE                                        (PRICE-ONLY)         SMALL CAP INDEX
11/30/1995                                          9900                   10000
12/31/1995                                         10062                   10204
 1/31/1996                                         10269                   10319
 2/29/1996                                         10713                   10618
 3/31/1996                                         10883                   10658
 4/30/1996                                         10883                   10739
 5/31/1996                                         11135                   10929
 6/30/1996                                         11231                   11044
 7/31/1996                                         10987                   10698
 8/31/1996                                         11031                   10847
 9/30/1996                                         10883                   10874
10/31/1996                                         11075                   10968
11/30/1996                                         11282                   11294
12/31/1996                                         11503                   11592
 1/31/1997                                         11775                   12060
 2/28/1997                                         11799                   12045
 3/31/1997                                         12215                   12458
 4/30/1997                                         11879                   11997
 5/31/1997                                         12359                   12513
 6/30/1997                                         12783                   12896
 7/31/1997                                         12751                   12971
 8/31/1997                                         12543                   12807
 9/30/1997                                         13431                   13610
10/31/1997                                         13047                   13048
11/30/1997                                         12751                   12789
12/31/1997                                         12850                   12850
 1/31/1998                                         13313                   13322
 2/28/1998                                         14301                   14278
 3/31/1998                                         15665                   15563
 4/30/1998                                         16285                   16113
 5/31/1998                                         17142                   16849
 6/30/1998                                         16696                   16035
 7/31/1998                                         16757                   16078
 8/31/1998                                         15000                   13778
 9/30/1998                                         14292                   12866
10/31/1998                                         14703                   13437
11/30/1998                                         15228                   13793
12/31/1998                                         15362                   13865
 1/31/1999                                         14573                   13295
 2/28/1999                                         14294                   12988
 3/31/1999                                         14074                   12921
 4/30/1999                                         14483                   13483
 5/31/1999                                         14324                   13270
 6/30/1999                                         14414                   13229
 7/31/1999                                         14733                   13377
 8/31/1999                                         14823                   13470
 9/30/1999                                         14873                   13415
10/31/1999                                         14653                   13176
11/30/1999                                         14274                   12865
12/31/1999                                         14952                   13733
 1/31/2000                                         14680                   14027
 2/29/2000                                         15651                   14933
 3/31/2000                                         15674                   14744
 4/30/2000                                         14881                   13958
 5/31/2000                                         15319                   14051
 6/30/2000                                         15923                   14311
 7/31/2000                                         15580                   14230
 8/31/2000                                         15591                   14242
 9/30/2000                                         15272                   13926
10/31/2000                                         14585                   13212
11/30/2000                                         14597                   12973
12/31/2000                                         15592                   13628
 1/31/2001                                         16006                   14371
 2/28/2001                                         15744                   13784
 3/31/2001                                         14502                   12468
 4/30/2001                                         15040                   12998
 5/31/2001                                         14847                   12712
 6/30/2001                                         14392                   12037
 7/31/2001                                         14585                   11920
 8/31/2001                                         14682                   11813
 9/30/2001                                         12805                   10028
10/31/2001                                         13191                   10672
11/30/2001                                         13743                   11473
12/31/2001                                         13847                   11566
 1/31/2002                                         13862                   11569
 2/28/2002                                         14068                   11624
 3/31/2002                                         14779                   12327
 4/30/2002                                         15364                   12613
 5/31/2002                                         15981                   12783
 6/30/2002                                         15981                   12460
 7/31/2002                                         14716                   11127
 8/31/2002                                         14511                   10835
 9/30/2002                                         12993                    9455
10/31/2002                                         13388                   10019
11/30/2002                                         14115                   10567
12/31/2002                                         14381                   10314
 1/31/2003                                         14261                   10172
 2/28/2003                                         13853                    9725
 3/31/2003                                         13750                    9657
 4/30/2003                                         15471                   11001
 5/31/2003                                         17022                   12016
 6/30/2003                                         17311                   12173
 7/31/2003                                         17908                   12585
 8/31/2003                                         18300                   12946
 9/30/2003                                         19237                   13672
10/31/2003                                         20412                   14810
11/30/2003                                         21469                   15592
12/31/2003                                         22786                   16398
 1/31/2004                                         23894                   17217
 2/29/2004                                         24673                   17796
 3/31/2004                                         24160                   17119
 4/30/2004                                         23873                   16788
 5/31/2004                                         24119                   16753
 6/30/2004                                         24848                   17314
 7/31/2004                                         24025                   16604
 8/31/2004                                         24169                   16651
 9/30/2004                                         25417                   17573
10/31/2004                                         26367                   18311
11/30/2004                                         29177                   20328
12/31/2004                                         30676                   21318
 1/31/2005                                         31110                   21555
 2/28/2005                                         33086                   23063
 3/31/2005                                         32174                   22407
 4/30/2005                                         31306                   21650
 5/31/2005                                         31371                   21840
 6/30/2005                                         32220                   22492
 7/31/2005                                         34207                   24020
 8/31/2005                                         35342                   24695
 9/30/2005                                         36237                   25531
10/31/2005                                         34442                   23762
11/30/2005                                         34551                   24055

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         18.42%           18.58%            13.20%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI EAFE SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                  DFA INTERNATIONAL    MSCI EAFE SMALL CAP INDEX
DATE                      SMALL CAP VALUE PORTFOLIO                 (PRICE-ONLY)
11/30/1995                                     9930                        10000
12/31/1995                                    10325                        10341
 1/31/1996                                    10530                        10653
 2/29/1996                                    10643                        10752
 3/31/1996                                    10787                        10965
 4/30/1996                                    11351                        11541
 5/31/1996                                    11413                        11307
 6/30/1996                                    11259                        11292
 7/31/1996                                    10797                        10666
 8/31/1996                                    10746                        10702
 9/30/1996                                    10746                        10752
10/31/1996                                    10612                        10561
11/30/1996                                    10725                        10696
12/31/1996                                    10423                        10327
 1/31/1997                                    10166                        10118
 2/28/1997                                    10251                        10307
 3/31/1997                                    10166                        10048
 4/30/1997                                     9930                         9713
 5/31/1997                                    10594                        10449
 6/30/1997                                    10755                        10637
 7/31/1997                                    10337                        10263
 8/31/1997                                     9866                         9608
 9/30/1997                                     9684                         9405
10/31/1997                                     9298                         8884
11/30/1997                                     8516                         8265
12/31/1997                                     8055                         7783
 1/31/1998                                     8632                         8270
 2/28/1998                                     9492                         9011
 3/31/1998                                     9684                         9210
 4/30/1998                                     9515                         9192
 5/31/1998                                     9424                         9223
 6/30/1998                                     9153                         8856
 7/31/1998                                     8870                         8734
 8/31/1998                                     7897                         7572
 9/30/1998                                     7693                         7223
10/31/1998                                     8168                         7802
11/30/1998                                     8530                         8175
12/31/1998                                     8480                         8206
 1/31/1999                                     8303                         8103
 2/28/1999                                     8196                         8001
 3/31/1999                                     8681                         8435
 4/30/1999                                     9578                         9062
 5/31/1999                                     9495                         8733
 6/30/1999                                    10121                         9196
 7/31/1999                                    10452                         9478
 8/31/1999                                    10499                         9679
 9/30/1999                                    10440                         9649
10/31/1999                                    10251                         9517
11/30/1999                                    10027                         9568
12/31/1999                                    10094                         9656
 1/31/2000                                     9937                         9668
 2/29/2000                                     9695                         9905
 3/31/2000                                    10070                        10140
 4/30/2000                                     9441                         9379
 5/31/2000                                     9586                         9360
 6/30/2000                                    10421                        10184
 7/31/2000                                    10034                         9543
 8/31/2000                                    10215                         9994
 9/30/2000                                     9888                         9420
10/31/2000                                     9368                         8764
11/30/2000                                     9489                         8738
12/31/2000                                     9782                         8766
 1/31/2001                                    10052                         9024
 2/28/2001                                    10154                         8838
 3/31/2001                                     9629                         8131
 4/30/2001                                    10347                         8804
 5/31/2001                                    10398                         8753
 6/30/2001                                    10308                         8479
 7/31/2001                                    10077                         8122
 8/31/2001                                    10295                         8202
 9/30/2001                                     9167                         7081
10/31/2001                                     9423                         7432
11/30/2001                                     9475                         7712
12/31/2001                                     9333                         7512
 1/31/2002                                     9241                         7329
 2/28/2002                                     9609                         7447
 3/31/2002                                    10069                         7899
 4/30/2002                                    10464                         8164
 5/31/2002                                    11121                         8505
 6/30/2002                                    10924                         8173
 7/31/2002                                    10345                         7536
 8/31/2002                                    10319                         7432
 9/30/2002                                     9635                         6832
10/31/2002                                     9543                         6739
11/30/2002                                     9754                         6929
12/31/2002                                     9874                         6792
 1/31/2003                                     9900                         6692
 2/28/2003                                     9954                         6632
 3/31/2003                                     9860                         6550
 4/30/2003                                    10799                         7135
 5/31/2003                                    11886                         7722
 6/30/2003                                    12557                         8121
 7/31/2003                                    13066                         8363
 8/31/2003                                    13791                         8909
 9/30/2003                                    14569                         9420
10/31/2003                                    15401                        10163
11/30/2003                                    15468                        10115
12/31/2003                                    16437                        10716
 1/31/2004                                    17440                        11257
 2/29/2004                                    17975                        11571
 3/31/2004                                    18731                        11982
 4/30/2004                                    18072                        11592
 5/31/2004                                    17893                        11370
 6/30/2004                                    18707                        11961
 7/31/2004                                    18056                        11408
 8/31/2004                                    18278                        11477
 9/30/2004                                    18764                        11717
10/31/2004                                    19375                        12147
11/30/2004                                    21071                        13102
12/31/2004                                    22158                        13732
 1/31/2005                                    22777                        13999
 2/28/2005                                    23856                        14554
 3/31/2005                                    23631                        14252
 4/30/2005                                    23171                        13876
 5/31/2005                                    22826                        13836
 6/30/2005                                    23361                        14181
 7/31/2005                                    24249                        14814
 8/31/2005                                    25195                        15224
 9/30/2005                                    25784                        15812
10/31/2005                                    25186                        15287
11/30/2005                                    25653                        15767

AVERAGE ANNUAL            ONE             FIVE              TEN
TOTAL RETURN              YEAR            YEARS            YEARS
-----------------------------------------------------------------
                         21.75%           21.85%            9.88%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. Prior to April 1998, the reimbursement fee was 0.7%. Prior to July 1995, the reimbursement fee was 1.0%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (GROSS DIVIDENDS)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                     MSCI EMERGING MARKETS INDEX
DATE                     EMERGING MARKETS PORTFOLIO            (GROSS DIVIDENDS)
11/30/1995                                     9950                        10000
12/31/1995                                    10242                        10444
 1/31/1996                                    11339                        11187
 2/29/1996                                    11098                        11009
 3/31/1996                                    11185                        11095
 4/30/1996                                    11502                        11538
 5/31/1996                                    11502                        11486
 6/30/1996                                    11589                        11558
 7/31/1996                                    10598                        10768
 8/31/1996                                    10896                        11044
 9/30/1996                                    11127                        11140
10/31/1996                                    10877                        10843
11/30/1996                                    11262                        11025
12/31/1996                                    11410                        11074
 1/31/1997                                    12564                        11830
 2/28/1997                                    12719                        12336
 3/31/1997                                    12360                        12011
 4/30/1997                                    11885                        12033
 5/31/1997                                    12467                        12377
 6/30/1997                                    12981                        13039
 7/31/1997                                    12991                        13234
 8/31/1997                                    11100                        11550
 9/30/1997                                    11556                        11870
10/31/1997                                     9840                         9922
11/30/1997                                     9316                         9560
12/31/1997                                     9253                         9791
 1/31/1998                                     9074                         9023
 2/28/1998                                     9962                         9965
 3/31/1998                                    10311                        10398
 4/30/1998                                    10142                        10284
 5/31/1998                                     8974                         8875
 6/30/1998                                     8165                         7944
 7/31/1998                                     8505                         8196
 8/31/1998                                     6348                         5827
 9/30/1998                                     6368                         6196
10/31/1998                                     7397                         6848
11/30/1998                                     8145                         7418
12/31/1998                                     8380                         7311
 1/31/1999                                     8179                         7193
 2/28/1999                                     8259                         7263
 3/31/1999                                     9006                         8220
 4/30/1999                                    10612                         9237
 5/31/1999                                    10592                         9183
 6/30/1999                                    11632                        10226
 7/31/1999                                    11450                         9947
 8/31/1999                                    11399                        10038
 9/30/1999                                    11026                         9699
10/31/1999                                    11450                         9905
11/30/1999                                    12490                        10794
12/31/1999                                    14389                        12167
 1/31/2000                                    14165                        12240
 2/29/2000                                    13789                        12401
 3/31/2000                                    13870                        12462
 4/30/2000                                    12975                        11281
 5/31/2000                                    12253                        10815
 6/30/2000                                    12498                        11195
 7/31/2000                                    11765                        10620
 8/31/2000                                    11887                        10672
 9/30/2000                                    11033                         9740
10/31/2000                                    10332                         9034
11/30/2000                                     9681                         8245
12/31/2000                                    10194                         8443
 1/31/2001                                    11248                         9606
 2/28/2001                                    10225                         8854
 3/31/2001                                     9213                         7984
 4/30/2001                                     9612                         8379
 5/31/2001                                     9683                         8478
 6/30/2001                                     9479                         8305
 7/31/2001                                     9141                         7780
 8/31/2001                                     9223                         7703
 9/30/2001                                     7720                         6510
10/31/2001                                     7945                         6915
11/30/2001                                     8814                         7637
12/31/2001                                     9503                         8243
 1/31/2002                                    10032                         8522
 2/28/2002                                     9897                         8662
 3/31/2002                                    10312                         9184
 4/30/2002                                    10415                         9243
 5/31/2002                                    10156                         9096
 6/30/2002                                     9379                         8414
 7/31/2002                                     8923                         7774
 8/31/2002                                     8954                         7893
 9/30/2002                                     8011                         7042
10/31/2002                                     8342                         7499
11/30/2002                                     8964                         8015
12/31/2002                                     8605                         7749
 1/31/2003                                     8595                         7715
 2/28/2003                                     8458                         7506
 3/31/2003                                     8322                         7293
 4/30/2003                                     9435                         7943
 5/31/2003                                    10129                         8513
 6/30/2003                                    10518                         8998
 7/31/2003                                    10728                         9562
 8/31/2003                                    11211                        10203
 9/30/2003                                    11705                        10278
10/31/2003                                    12598                        11153
11/30/2003                                    12472                        11290
12/31/2003                                    13783                        12108
 1/31/2004                                    14038                        12538
 2/29/2004                                    14655                        13117
 3/31/2004                                    14751                        13285
 4/30/2004                                    13815                        12199
 5/31/2004                                    13645                        11959
 6/30/2004                                    13891                        12013
 7/31/2004                                    13880                        11801
 8/31/2004                                    14266                        12295
 9/30/2004                                    15063                        13005
10/31/2004                                    15484                        13317
11/30/2004                                    16831                        14550
12/31/2004                                    17909                        15251
 1/31/2005                                    18050                        15299
 2/28/2005                                    19396                        16642
 3/31/2005                                    18062                        15546
 4/30/2005                                    17627                        15131
 5/31/2005                                    18149                        15664
 6/30/2005                                    18688                        16205
 7/31/2005                                    19885                        17352
 8/31/2005                                    20006                        17508
 9/30/2005                                    21592                        19140
10/31/2005                                    20508                        17890
11/30/2005                                    21990                        19371

AVERAGE ANNUAL            ONE             FIVE              TEN
TOTAL RETURN              YEAR            YEARS            YEARS
-----------------------------------------------------------------
                         30.65%           17.71%            8.20%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (GROSS DIVIDENDS)
MARCH 5, 1998-NOVEMBER 30, 2005

GROWTH OF $10,000

                                   EMERGING MARKETS        MSCI EMERGING MARKETS
DATE                            SMALL CAP PORTFOLIO      INDEX (GROSS DIVIDENDS)
  3/5/1998                                    10000
 3/30/1998                                    10385                        10000
 4/30/1998                                    10642                         9891
 5/31/1998                                     9959                         8536
 6/30/1998                                     9326                         7641
 7/31/1998                                     9553                         7883
 8/31/1998                                     7366                         5604
 9/30/1998                                     7078                         5959
10/31/1998                                     7969                         6587
11/30/1998                                     8999                         7135
12/31/1998                                     9300                         7031
 1/31/1999                                     8899                         6918
 2/28/1999                                     8888                         6985
 3/31/1999                                     9743                         7906
 4/30/1999                                    11824                         8884
 5/31/1999                                    12236                         8832
 6/30/1999                                    13750                         9835
 7/31/1999                                    13667                         9567
 8/31/1999                                    13925                         9654
 9/30/1999                                    13750                         9328
10/31/1999                                    14203                         9526
11/30/1999                                    15325                        10381
12/31/1999                                    17241                        11701
 1/31/2000                                    17569                        11772
 2/29/2000                                    17345                        11927
 3/31/2000                                    17293                        11986
 4/30/2000                                    16030                        10849
 5/31/2000                                    15148                        10401
 6/30/2000                                    15114                        10767
 7/31/2000                                    14612                        10214
 8/31/2000                                    14560                        10264
 9/30/2000                                    13644                         9368
10/31/2000                                    12554                         8689
11/30/2000                                    11742                         7929
12/31/2000                                    11751                         8120
 1/31/2001                                    12409                         9239
 2/28/2001                                    11631                         8515
 3/31/2001                                    10674                         7679
 4/30/2001                                    10953                         8058
 5/31/2001                                    11073                         8154
 6/30/2001                                    11093                         7987
 7/31/2001                                    10893                         7482
 8/31/2001                                    10813                         7408
 9/30/2001                                     9157                         6261
10/31/2001                                     9616                         6650
11/30/2001                                    10634                         7345
12/31/2001                                    11446                         7928
 1/31/2002                                    12330                         8196
 2/28/2002                                    12209                         8331
 3/31/2002                                    12972                         8832
 4/30/2002                                    13334                         8890
 5/31/2002                                    13213                         8748
 6/30/2002                                    12350                         8092
 7/31/2002                                    11768                         7477
 8/31/2002                                    11908                         7592
 9/30/2002                                    10543                         6773
10/31/2002                                    10984                         7212
11/30/2002                                    11828                         7708
12/31/2002                                    11425                         7452
 1/31/2003                                    11631                         7420
 2/28/2003                                    11507                         7219
 3/31/2003                                    11405                         7014
 4/30/2003                                    12884                         7639
 5/31/2003                                    13850                         8188
 6/30/2003                                    14446                         8654
 7/31/2003                                    14734                         9196
 8/31/2003                                    15617                         9813
 9/30/2003                                    16213                         9885
10/31/2003                                    17610                        10726
11/30/2003                                    17960                        10858
12/31/2003                                    19743                        11645
 1/31/2004                                    20329                        12059
 2/29/2004                                    21186                        12615
 3/31/2004                                    21542                        12777
 4/30/2004                                    20329                        11733
 5/31/2004                                    19471                        11502
 6/30/2004                                    19633                        11554
 7/31/2004                                    19759                        11350
 8/31/2004                                    20410                        11825
 9/30/2004                                    21546                        12508
10/31/2004                                    22074                        12807
11/30/2004                                    24166                        13994
12/31/2004                                    25445                        14667
 1/31/2005                                    26152                        14714
 2/28/2005                                    27809                        16006
 3/31/2005                                    25869                        14951
 4/30/2005                                    24918                        14553
 5/31/2005                                    25404                        15065
 6/30/2005                                    26048                        15585
 7/31/2005                                    27476                        16688
 8/31/2005                                    27654                        16838
 9/30/2005                                    29468                        18408
10/31/2005                                    28031                        17206
11/30/2005                                    30030                        18630

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           3/5/1998
------------------------------------------------------------------
                         24.27%           20.41%           15.27%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
APRIL 5, 2005-NOVEMBER 30, 2005

GROWTH OF $10,000

                              EMERGING MARKETS CORE  MSCI EMERGING MARKETS INDEX
DATE                               EQUITY PORTFOLIO              (NET DIVIDENDS)
  4/5/2005                                    10000                        10000
 4/30/2005                                     9580                         9682
 5/31/2005                                     9720                        10019
 6/30/2005                                     9980                        10359
 7/31/2005                                    10653                        11083
 8/31/2005                                    10763                        11178
 9/30/2005                                    11511                        12219
10/31/2005                                    10898                        11421
11/30/2005                                    11612                        12365

TOTAL                     FROM
RETURN                  4/5/2005
--------------------------------
                         16.12%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH SIX-MONTH US TREASURY BILL INDEX, MERRILL LYNCH ONE-YEAR US TREASURY NOTE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                            DFA ONE-YEAR       MERRILL LYNCH SIX-MONTH       MERRILL LYNCH ONE-YEAR
DATE              FIXED INCOME PORTFOLIO        US TREASURY BILL INDEX       US TREASURY NOTE INDEX
11/30/1995                         10000                         10000                        10000
12/31/1995                         10047                         10056                        10056
 1/31/1996                         10090                         10106                        10119
 2/29/1996                         10130                         10143                        10131
 3/31/1996                         10175                         10177                        10159
 4/30/1996                         10210                         10219                        10194
 5/31/1996                         10244                         10261                        10231
 6/30/1996                         10299                         10305                        10285
 7/31/1996                         10346                         10350                        10324
 8/31/1996                         10396                         10396                        10373
 9/30/1996                         10458                         10450                        10443
10/31/1996                         10533                         10500                        10521
11/30/1996                         10594                         10546                        10572
12/31/1996                         10630                         10590                        10608
 1/31/1997                         10682                         10637                        10660
 2/28/1997                         10726                         10686                        10700
 3/31/1997                         10744                         10728                        10726
 4/30/1997                         10815                         10778                        10790
 5/31/1997                         10867                         10836                        10857
 6/30/1997                         10931                         10888                        10921
 7/31/1997                         11005                         10938                        10999
 8/31/1997                         11038                         10983                        11033
 9/30/1997                         11103                         11039                        11092
10/31/1997                         11167                         11089                        11153
11/30/1997                         11201                         11129                        11185
12/31/1997                         11267                         11180                        11238
 1/31/1998                         11334                         11237                        11311
 2/28/1998                         11372                         11279                        11340
 3/31/1998                         11429                         11334                        11398
 4/30/1998                         11471                         11384                        11452
 5/31/1998                         11534                         11434                        11499
 6/30/1998                         11578                         11489                        11554
 7/31/1998                         11644                         11544                        11608
 8/31/1998                         11697                         11603                        11702
 9/30/1998                         11751                         11672                        11798
10/31/1998                         11792                         11721                        11859
11/30/1998                         11844                         11753                        11861
12/31/1998                         11910                         11802                        11902
 1/31/1999                         11957                         11847                        11945
 2/28/1999                         11985                         11879                        11951
 3/31/1999                         12045                         11934                        12024
 4/30/1999                         12097                         11975                        12067
 5/31/1999                         12122                         12015                        12100
 6/30/1999                         12173                         12058                        12151
 7/31/1999                         12213                         12112                        12200
 8/31/1999                         12231                         12148                        12238
 9/30/1999                         12297                         12207                        12302
10/31/1999                         12353                         12253                        12331
11/30/1999                         12413                         12294                        12357
12/31/1999                         12458                         12350                        12383
 1/31/2000                         12483                         12403                        12415
 2/29/2000                         12562                         12463                        12479
 3/31/2000                         12625                         12527                        12542
 4/30/2000                         12670                         12586                        12608
 5/31/2000                         12720                         12653                        12676
 6/30/2000                         12812                         12725                        12772
 7/31/2000                         12897                         12787                        12849
 8/31/2000                         12976                         12856                        12930
 9/30/2000                         13073                         12925                        13007
10/31/2000                         13138                         12995                        13072
11/30/2000                         13218                         13071                        13165
12/31/2000                         13296                         13153                        13291
 1/31/2001                         13388                         13261                        13443
 2/28/2001                         13456                         13315                        13514
 3/31/2001                         13507                         13391                        13614
 4/30/2001                         13574                         13446                        13677
 5/31/2001                         13620                         13511                        13759
 6/30/2001                         13663                         13546                        13799
 7/31/2001                         13741                         13600                        13898
 8/31/2001                         13803                         13649                        13952
 9/30/2001                         13944                         13735                        14104
10/31/2001                         14027                         13784                        14200
11/30/2001                         14039                         13819                        14216
12/31/2001                         14062                         13838                        14259
 1/31/2002                         14090                         13859                        14281
 2/28/2002                         14143                         13884                        14326
 3/31/2002                         14094                         13900                        14294
 4/30/2002                         14179                         13939                        14394
 5/31/2002                         14237                         13967                        14434
 6/30/2002                         14309                         13998                        14512
 7/31/2002                         14407                         14023                        14578
 8/31/2002                         14450                         14044                        14594
 9/30/2002                         14493                         14075                        14652
10/31/2002                         14535                         14098                        14683
11/30/2002                         14520                         14123                        14686
12/31/2002                         14610                         14144                        14742
 1/31/2003                         14625                         14161                        14753
 2/28/2003                         14667                         14174                        14780
 3/31/2003                         14688                         14194                        14807
 4/30/2003                         14720                         14205                        14823
 5/31/2003                         14753                         14222                        14842
 6/30/2003                         14768                         14243                        14872
 7/31/2003                         14728                         14252                        14864
 8/31/2003                         14741                         14265                        14879
 9/30/2003                         14813                         14282                        14919
10/31/2003                         14785                         14295                        14915
11/30/2003                         14788                         14308                        14912
12/31/2003                         14846                         14328                        14958
 1/31/2004                         14860                         14342                        14981
 2/29/2004                         14899                         14354                        15012
 3/31/2004                         14927                         14366                        15026
 4/30/2004                         14872                         14374                        14987
 5/31/2004                         14860                         14381                        14986
 6/30/2004                         14847                         14387                        14981
 7/31/2004                         14894                         14411                        15016
 8/31/2004                         14957                         14436                        15059
 9/30/2004                         14946                         14450                        15055
10/31/2004                         14983                         14469                        15080
11/30/2004                         14948                         14482                        15058
12/31/2004                         14979                         14502                        15082
 1/31/2005                         14993                         14529                        15094
 2/28/2005                         15001                         14549                        15094
 3/31/2005                         15005                         14581                        15115
 4/30/2005                         15067                         14621                        15169
 5/31/2005                         15115                         14668                        15215
 6/30/2005                         15138                         14696                        15241
 7/31/2005                         15135                         14723                        15240
 8/31/2005                         15203                         14768                        15305
 9/30/2005                         15216                         14804                        15310
10/31/2005                         15243                         14846                        15328
11/30/2005                         15282                         14898                        15376

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                          2.24%           2.95%             4.33%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch data provided by Merrill Lynch.

[CHART]

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH US GOVERNMENT/CORPORATE INDEX 1-3 YEARS
FEBRUARY 9, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                                       DFA TWO-YEAR                       MERRILL LYNCH US
DATE                  GLOBAL FIXED INCOME PORTFOLIO   GOVERNMENT/CORPORATE INDEX 1-3 YEARS
  2/9/1996                                    10000
 2/29/1996                                    10000                                  10000
 3/31/1996                                    10046                                   9993
 4/30/1996                                    10096                                  10002
 5/31/1996                                    10146                                  10023
 6/30/1996                                    10184                                  10096
 7/31/1996                                    10254                                  10137
 8/31/1996                                    10356                                  10172
 9/30/1996                                    10427                                  10265
10/31/1996                                    10519                                  10381
11/30/1996                                    10591                                  10461
12/31/1996                                    10634                                  10462
 1/31/1997                                    10707                                  10511
 2/28/1997                                    10749                                  10536
 3/31/1997                                    10746                                  10534
 4/30/1997                                    10809                                  10620
 5/31/1997                                    10883                                  10694
 6/30/1997                                    10961                                  10767
 7/31/1997                                    11014                                  10887
 8/31/1997                                    11057                                  10898
 9/30/1997                                    11126                                  10981
10/31/1997                                    11169                                  11061
11/30/1997                                    11201                                  11087
12/31/1997                                    11257                                  11163
 1/31/1998                                    11348                                  11271
 2/28/1998                                    11393                                  11282
 3/31/1998                                    11455                                  11331
 4/30/1998                                    11489                                  11385
 5/31/1998                                    11558                                  11448
 6/30/1998                                    11599                                  11507
 7/31/1998                                    11657                                  11562
 8/31/1998                                    11738                                  11698
 9/30/1998                                    11811                                  11850
10/31/1998                                    11870                                  11902
11/30/1998                                    11916                                  11890
12/31/1998                                    11986                                  11936
 1/31/1999                                    12045                                  11987
 2/28/1999                                    12093                                  11935
 3/31/1999                                    12147                                  12022
 4/30/1999                                    12194                                  12064
 5/31/1999                                    12218                                  12057
 6/30/1999                                    12268                                  12094
 7/31/1999                                    12292                                  12127
 8/31/1999                                    12340                                  12159
 9/30/1999                                    12403                                  12241
10/31/1999                                    12427                                  12277
11/30/1999                                    12475                                  12304
12/31/1999                                    12535                                  12326
 1/31/2000                                    12560                                  12323
 2/29/2000                                    12637                                  12406
 3/31/2000                                    12691                                  12479
 4/30/2000                                    12742                                  12508
 5/31/2000                                    12781                                  12553
 6/30/2000                                    12857                                  12690
 7/31/2000                                    12922                                  12776
 8/31/2000                                    13001                                  12874
 9/30/2000                                    13089                                  12975
10/31/2000                                    13154                                  13036
11/30/2000                                    13247                                  13164
12/31/2000                                    13345                                  13322
 1/31/2001                                    13442                                  13500
 2/28/2001                                    13498                                  13589
 3/31/2001                                    13559                                  13709
 4/30/2001                                    13615                                  13747
 5/31/2001                                    13657                                  13835
 6/30/2001                                    13708                                  13888
 7/31/2001                                    13792                                  14057
 8/31/2001                                    13863                                  14146
 9/30/2001                                    14042                                  14369
10/31/2001                                    14156                                  14511
11/30/2001                                    14142                                  14474
12/31/2001                                    14156                                  14482
 1/31/2002                                    14198                                  14513
 2/28/2002                                    14255                                  14577
 3/31/2002                                    14173                                  14485
 4/30/2002                                    14302                                  14644
 5/31/2002                                    14373                                  14720
 6/30/2002                                    14473                                  14834
 7/31/2002                                    14631                                  14989
 8/31/2002                                    14688                                  15061
 9/30/2002                                    14755                                  15185
10/31/2002                                    14813                                  15214
11/30/2002                                    14784                                  15209
12/31/2002                                    14906                                  15364
 1/31/2003                                    14921                                  15386
 2/28/2003                                    14980                                  15464
 3/31/2003                                    15005                                  15498
 4/30/2003                                    15050                                  15552
 5/31/2003                                    15109                                  15636
 6/30/2003                                    15127                                  15669
 7/31/2003                                    15037                                  15575
 8/31/2003                                    15037                                  15589
 9/30/2003                                    15178                                  15748
10/31/2003                                    15118                                  15690
11/30/2003                                    15118                                  15690
12/31/2003                                    15189                                  15789
 1/31/2004                                    15219                                  15828
 2/29/2004                                    15295                                  15909
 3/31/2004                                    15333                                  15965
 4/30/2004                                    15196                                  15811
 5/31/2004                                    15165                                  15785
 6/30/2004                                    15149                                  15785
 7/31/2004                                    15210                                  15855
 8/31/2004                                    15302                                  15974
 9/30/2004                                    15294                                  15964
10/31/2004                                    15325                                  16017
11/30/2004                                    15279                                  15940
12/31/2004                                    15301                                  15978
 1/31/2005                                    15301                                  15973
 2/28/2005                                    15286                                  15941
 3/31/2005                                    15276                                  15934
 4/30/2005                                    15354                                  16024
 5/31/2005                                    15416                                  16093
 6/30/2005                                    15439                                  16130
 7/31/2005                                    15424                                  16087
 8/31/2005                                    15502                                  16191
 9/30/2005                                    15486                                  16150
10/31/2005                                    15502                                  16148
11/30/2005                                    15549                                  16197

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           2/9/1996
------------------------------------------------------------------
                          1.77%           3.26%             4.60%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch data provided by Merrill Lynch.

[CHART]

DFA FIVE-YEAR GOVERNMENT PORTFOLIO VS.
LEHMAN BROTHERS US GOVERNMENT BOND INDEX INTERMEDIATE
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                          LEHMAN BROTHERS US GOVERNMENT
DATE             DFA FIVE-YEAR GOVERNMENT PORTFOLIO             BOND INDEX INTERMEDIATE
11/30/1995                                    10000                               10000
12/31/1995                                    10048                               10099
 1/31/1996                                    10096                               10184
 2/29/1996                                    10136                               10076
 3/31/1996                                    10166                               10030
 4/30/1996                                    10186                               10000
 5/31/1996                                    10216                                9995
 6/30/1996                                    10308                               10097
 7/31/1996                                    10339                               10129
 8/31/1996                                    10359                               10140
 9/30/1996                                    10483                               10271
10/31/1996                                    10638                               10439
11/30/1996                                    10751                               10565
12/31/1996                                    10709                               10508
 1/31/1997                                    10752                               10548
 2/28/1997                                    10763                               10565
 3/31/1997                                    10731                               10505
 4/30/1997                                    10827                               10624
 5/31/1997                                    10902                               10706
 6/30/1997                                    10981                               10799
 7/31/1997                                    11123                               10997
 8/31/1997                                    11123                               10955
 9/30/1997                                    11211                               11075
10/31/1997                                    11298                               11204
11/30/1997                                    11331                               11229
12/31/1997                                    11393                               11320
 1/31/1998                                    11461                               11467
 2/28/1998                                    11506                               11455
 3/31/1998                                    11563                               11490
 4/30/1998                                    11608                               11545
 5/31/1998                                    11664                               11625
 6/30/1998                                    11706                               11703
 7/31/1998                                    11764                               11747
 8/31/1998                                    11810                               11969
 9/30/1998                                    11868                               12248
10/31/1998                                    11914                               12269
11/30/1998                                    11960                               12231
12/31/1998                                    12012                               12279
 1/31/1999                                    12059                               12334
 2/28/1999                                    12095                               12165
 3/31/1999                                    12155                               12245
 4/30/1999                                    12202                               12278
 5/31/1999                                    12202                               12203
 6/30/1999                                    12245                               12222
 7/31/1999                                    12269                               12223
 8/31/1999                                    12293                               12240
 9/30/1999                                    12378                               12345
10/31/1999                                    12415                               12370
11/30/1999                                    12451                               12379
12/31/1999                                    12466                               12340
 1/31/2000                                    12479                               12298
 2/29/2000                                    12566                               12400
 3/31/2000                                    12604                               12542
 4/30/2000                                    12654                               12537
 5/31/2000                                    12691                               12571
 6/30/2000                                    12821                               12770
 7/31/2000                                    12898                               12855
 8/31/2000                                    12987                               12999
 9/30/2000                                    13090                               13112
10/31/2000                                    13141                               13202
11/30/2000                                    13218                               13396
12/31/2000                                    13308                               13632
 1/31/2001                                    13415                               13813
 2/28/2001                                    13468                               13941
 3/31/2001                                    13534                               14041
 4/30/2001                                    13574                               13996
 5/31/2001                                    13640                               14053
 6/30/2001                                    13622                               14098
 7/31/2001                                    13853                               14362
 8/31/2001                                    13988                               14490
 9/30/2001                                    14299                               14800
10/31/2001                                    14516                               15031
11/30/2001                                    14299                               14852
12/31/2001                                    14245                               14781
 1/31/2002                                    14287                               14844
 2/28/2002                                    14440                               14967
 3/31/2002                                    14190                               14741
 4/30/2002                                    14509                               15017
 5/31/2002                                    14648                               15122
 6/30/2002                                    14889                               15311
 7/31/2002                                    15213                               15599
 8/31/2002                                    15439                               15777
 9/30/2002                                    15707                               16048
10/31/2002                                    15736                               16037
11/30/2002                                    15594                               15910
12/31/2002                                    15925                               16205
 1/31/2003                                    15896                               16169
 2/28/2003                                    16170                               16352
 3/31/2003                                    16155                               16355
 4/30/2003                                    16256                               16401
 5/31/2003                                    16631                               16658
 6/30/2003                                    16601                               16632
 7/31/2003                                    16017                               16227
 8/31/2003                                    15973                               16257
 9/30/2003                                    16484                               16609
10/31/2003                                    16236                               16447
11/30/2003                                    16221                               16448
12/31/2003                                    16352                               16577
 1/31/2004                                    16460                               16666
 2/29/2004                                    16660                               16825
 3/31/2004                                    16845                               16942
 4/30/2004                                    16337                               16563
 5/31/2004                                    16214                               16510
 6/30/2004                                    16302                               16552
 7/31/2004                                    16411                               16672
 8/31/2004                                    16723                               16919
 9/30/2004                                    16759                               16926
10/31/2004                                    16884                               17029
11/30/2004                                    16712                               16871
12/31/2004                                    16801                               16962
 1/31/2005                                    16785                               16984
 2/28/2005                                    16674                               16889
 3/31/2005                                    16604                               16847
 4/30/2005                                    16779                               17044
 5/31/2005                                    16955                               17180
 6/30/2005                                    17003                               17236
 7/31/2005                                    16826                               17089
 8/31/2005                                    17003                               17279
 9/30/2005                                    16881                               17146
10/31/2005                                    16833                               17074
11/30/2005                                    16881                               17144

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                          1.02%           5.01%             5.38%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman data provided by Lehman Brothers, Inc.

[CHART]

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
LEHMAN BROTHERS AGGREGATE BOND INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                      DFA FIVE-YEAR              LEHMAN BROTHERS
DATE                  GLOBAL FIXED INCOME PORTFOLIO         AGGREGATE BOND INDEX
11/30/1995                                    10000                        10000
12/31/1995                                    10057                        10140
 1/31/1996                                    10140                        10207
 2/29/1996                                    10033                        10029
 3/31/1996                                    10108                         9959
 4/30/1996                                    10167                         9903
 5/31/1996                                    10265                         9884
 6/30/1996                                    10303                        10016
 7/31/1996                                    10393                        10043
 8/31/1996                                    10552                        10026
 9/30/1996                                    10741                        10200
10/31/1996                                    10942                        10427
11/30/1996                                    11113                        10605
12/31/1996                                    11141                        10507
 1/31/1997                                    11237                        10539
 2/28/1997                                    11344                        10565
 3/31/1997                                    11267                        10448
 4/30/1997                                    11353                        10605
 5/31/1997                                    11439                        10706
 6/30/1997                                    11615                        10833
 7/31/1997                                    11757                        11126
 8/31/1997                                    11779                        11031
 9/30/1997                                    11889                        11194
10/31/1997                                    11933                        11357
11/30/1997                                    11988                        11409
12/31/1997                                    12067                        11524
 1/31/1998                                    12187                        11672
 2/28/1998                                    12270                        11662
 3/31/1998                                    12347                        11702
 4/30/1998                                    12395                        11763
 5/31/1998                                    12491                        11874
 6/30/1998                                    12546                        11975
 7/31/1998                                    12631                        12000
 8/31/1998                                    12740                        12196
 9/30/1998                                    12894                        12481
10/31/1998                                    12979                        12415
11/30/1998                                    13040                        12486
12/31/1998                                    13076                        12524
 1/31/1999                                    13189                        12612
 2/28/1999                                    13226                        12392
 3/31/1999                                    13324                        12460
 4/30/1999                                    13413                        12500
 5/31/1999                                    13413                        12390
 6/30/1999                                    13356                        12350
 7/31/1999                                    13368                        12298
 8/31/1999                                    13406                        12292
 9/30/1999                                    13463                        12435
10/31/1999                                    13463                        12481
11/30/1999                                    13514                        12479
12/31/1999                                    13561                        12420
 1/31/2000                                    13588                        12379
 2/29/2000                                    13654                        12528
 3/31/2000                                    13738                        12694
 4/30/2000                                    13805                        12657
 5/31/2000                                    13832                        12651
 6/30/2000                                    13917                        12914
 7/31/2000                                    13998                        13031
 8/31/2000                                    14065                        13220
 9/30/2000                                    14159                        13303
10/31/2000                                    14255                        13391
11/30/2000                                    14337                        13611
12/31/2000                                    14464                        13864
 1/31/2001                                    14578                        14090
 2/28/2001                                    14649                        14213
 3/31/2001                                    14726                        14284
 4/30/2001                                    14770                        14224
 5/31/2001                                    14827                        14309
 6/30/2001                                    14837                        14363
 7/31/2001                                    14953                        14685
 8/31/2001                                    15069                        14854
 9/30/2001                                    15300                        15026
10/31/2001                                    15490                        15340
11/30/2001                                    15373                        15129
12/31/2001                                    15321                        15032
 1/31/2002                                    15366                        15154
 2/28/2002                                    15500                        15301
 3/31/2002                                    15254                        15047
 4/30/2002                                    15524                        15339
 5/31/2002                                    15659                        15469
 6/30/2002                                    15854                        15603
 7/31/2002                                    16169                        15792
 8/31/2002                                    16380                        16059
 9/30/2002                                    16701                        16319
10/31/2002                                    16686                        16244
11/30/2002                                    16535                        16239
12/31/2002                                    16912                        16576
 1/31/2003                                    16850                        16590
 2/28/2003                                    17098                        16819
 3/31/2003                                    17109                        16806
 4/30/2003                                    17171                        16945
 5/31/2003                                    17559                        17261
 6/30/2003                                    17540                        17226
 7/31/2003                                    17056                        16647
 8/31/2003                                    17025                        16757
 9/30/2003                                    17493                        17201
10/31/2003                                    17271                        17041
11/30/2003                                    17271                        17082
12/31/2003                                    17415                        17256
 1/31/2004                                    17548                        17394
 2/29/2004                                    17731                        17583
 3/31/2004                                    17925                        17715
 4/30/2004                                    17374                        17254
 5/31/2004                                    17291                        17184
 6/30/2004                                    17340                        17282
 7/31/2004                                    17475                        17453
 8/31/2004                                    17811                        17786
 9/30/2004                                    17847                        17834
10/31/2004                                    17966                        17984
11/30/2004                                    17796                        17840
12/31/2004                                    17918                        18005
 1/31/2005                                    17952                        18117
 2/28/2005                                    17867                        18011
 3/31/2005                                    17783                        17919
 4/30/2005                                    18023                        18161
 5/31/2005                                    18176                        18358
 6/30/2005                                    18305                        18458
 7/31/2005                                    18184                        18290
 8/31/2005                                    18357                        18524
 9/30/2005                                    18214                        18333
10/31/2005                                    18145                        18188
11/30/2005                                    18180                        18269

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                          2.15%           4.86%              6.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman data provided by Lehman Brothers, Inc.

[CHART]

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
LEHMAN BROTHERS US GOVERNMENT BOND INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                        DFA INTERMEDIATE GOVERNMENT              LEHMAN BROTHERS
DATE                         FIXED INCOME PORTFOLIO     US GOVERNMENT BOND INDEX
11/30/1995                                    10000                        10000
12/31/1995                                    10131                        10142
 1/31/1996                                    10212                        10204
 2/29/1996                                    10023                         9996
 3/31/1996                                     9904                         9913
 4/30/1996                                     9813                         9849
 5/31/1996                                     9777                         9833
 6/30/1996                                     9908                         9959
 7/31/1996                                     9927                         9984
 8/31/1996                                     9899                         9962
 9/30/1996                                    10077                        10128
10/31/1996                                    10311                        10351
11/30/1996                                    10498                        10531
12/31/1996                                    10371                        10423
 1/31/1997                                    10390                        10435
 2/28/1997                                    10399                        10449
 3/31/1997                                    10271                        10339
 4/30/1997                                    10416                        10487
 5/31/1997                                    10512                        10578
 6/30/1997                                    10626                        10696
 7/31/1997                                    10949                        11000
 8/31/1997                                    10812                        10891
 9/30/1997                                    10988                        11054
10/31/1997                                    11187                        11246
11/30/1997                                    11207                        11303
12/31/1997                                    11320                        11422
 1/31/1998                                    11513                        11593
 2/28/1998                                    11493                        11562
 3/31/1998                                    11511                        11594
 4/30/1998                                    11562                        11646
 5/31/1998                                    11685                        11766
 6/30/1998                                    11784                        11900
 7/31/1998                                    11805                        11918
 8/31/1998                                    12107                        12228
 9/30/1998                                    12585                        12558
10/31/1998                                    12479                        12515
11/30/1998                                    12448                        12519
12/31/1998                                    12511                        12547
 1/31/1999                                    12554                        12619
 2/28/1999                                    12187                        12319
 3/31/1999                                    12278                        12367
 4/30/1999                                    12289                        12396
 5/31/1999                                    12114                        12287
 6/30/1999                                    12066                        12262
 7/31/1999                                    12033                        12244
 8/31/1999                                    12011                        12244
 9/30/1999                                    12137                        12343
10/31/1999                                    12148                        12362
11/30/1999                                    12148                        12345
12/31/1999                                    12064                        12265
 1/31/2000                                    11984                        12282
 2/29/2000                                    12098                        12457
 3/31/2000                                    12253                        12676
 4/30/2000                                    12184                        12640
 5/31/2000                                    12161                        12648
 6/30/2000                                    12475                        12873
 7/31/2000                                    12569                        12998
 8/31/2000                                    12792                        13190
 9/30/2000                                    12914                        13227
10/31/2000                                    13046                        13354
11/30/2000                                    13332                        13617
12/31/2000                                    13696                        13888
 1/31/2001                                    13867                        14028
 2/28/2001                                    14073                        14188
 3/31/2001                                    14140                        14238
 4/30/2001                                    13957                        14093
 5/31/2001                                    13993                        14139
 6/30/2001                                    14046                        14204
 7/31/2001                                    14444                        14545
 8/31/2001                                    14643                        14726
 9/30/2001                                    15007                        14982
10/31/2001                                    15411                        15368
11/30/2001                                    15007                        15024
12/31/2001                                    14822                        14893
 1/31/2002                                    14899                        14990
 2/28/2002                                    15092                        15128
 3/31/2002                                    14697                        14800
 4/30/2002                                    15086                        15152
 5/31/2002                                    15280                        15243
 6/30/2002                                    15579                        15456
 7/31/2002                                    16000                        15796
 8/31/2002                                    16381                        16109
 9/30/2002                                    16900                        16486
10/31/2002                                    16714                        16354
11/30/2002                                    16501                        16214
12/31/2002                                    17047                        16606
 1/31/2003                                    16923                        16565
 2/28/2003                                    17336                        16831
 3/31/2003                                    17278                        16782
 4/30/2003                                    17403                        16860
 5/31/2003                                    18000                        17298
 6/30/2003                                    17879                        17208
 7/31/2003                                    16880                        16497
 8/31/2003                                    16922                        16590
 9/30/2003                                    17574                        17072
10/31/2003                                    17275                        16830
11/30/2003                                    17303                        16850
12/31/2003                                    17467                        17000
 1/31/2004                                    17630                        17141
 2/29/2004                                    17882                        17347
 3/31/2004                                    18126                        17499
 4/30/2004                                    17409                        16973
 5/31/2004                                    17290                        16910
 6/30/2004                                    17414                        16979
 7/31/2004                                    17595                        17137
 8/31/2004                                    18048                        17471
 9/30/2004                                    18108                        17506
10/31/2004                                    18276                        17645
11/30/2004                                    18032                        17435
12/31/2004                                    18214                        17591
 1/31/2005                                    18292                        17702
 2/28/2005                                    18120                        17576
 3/31/2005                                    18024                        17518
 4/30/2005                                    18338                        17799
 5/31/2005                                    18589                        18005
 6/30/2005                                    18699                        18107
 7/31/2005                                    18398                        17888
 8/31/2005                                    18731                        18152
 9/30/2005                                    18448                        17937
10/31/2005                                    18271                        17811
11/30/2005                                    18368                        17892

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                          1.87%           6.62%              6.27%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman data provided by Lehman Brothers, Inc.

[CHART]

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
LEHMAN BROTHERS MUNICIPAL BOND INDEX 3 YEARS
AUGUST 20, 2002-NOVEMBER 30, 2005

GROWTH OF $10,000

                                     DFA SHORT-TERM    LEHMAN BROTHERS MUNICIPAL
DATE                       MUNICIPAL BOND PORTFOLIO           BOND INDEX 3 YEARS
 8/20/2002                                    10000                        10000
 8/30/2002                                     9990                        10017
 9/30/2002                                    10063                        10096
10/31/2002                                    10005                        10041
11/30/2002                                     9997                        10044
12/31/2002                                    10114                        10188
 1/31/2003                                    10135                        10221
 2/28/2003                                    10198                        10286
 3/31/2003                                    10182                        10274
 4/30/2003                                    10215                        10302
 5/31/2003                                    10299                        10381
 6/30/2003                                    10292                        10364
 7/31/2003                                    10163                        10271
 8/31/2003                                    10206                        10323
 9/30/2003                                    10351                        10478
10/31/2003                                    10312                        10429
11/30/2003                                    10314                        10439
12/31/2003                                    10344                        10461
 1/31/2004                                    10364                        10498
 2/29/2004                                    10444                        10587
 3/31/2004                                    10418                        10559
 4/30/2004                                    10290                        10452
 5/31/2004                                    10263                        10411
 6/30/2004                                    10277                        10430
 7/31/2004                                    10332                        10506
 8/31/2004                                    10429                        10616
 9/30/2004                                    10444                        10628
10/31/2004                                    10480                        10657
11/30/2004                                    10445                        10607
12/31/2004                                    10488                        10647
 1/31/2005                                    10468                        10633
 2/28/2005                                    10452                        10601
 3/31/2005                                    10419                        10566
 4/30/2005                                    10477                        10620
 5/31/2005                                    10495                        10639
 6/30/2005                                    10537                        10694
 7/31/2005                                    10516                        10669
 8/31/2005                                    10544                        10704
 9/30/2005                                    10555                        10709
10/31/2005                                    10543                        10693
11/30/2005                                    10561                        10702

AVERAGE ANNUAL           ONE              FROM
TOTAL RETURN             YEAR          8/20/2002
-------------------------------------------------
                         1.11%            1.68%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman data provided by Lehman Brothers, Inc.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2005

     The principal factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book value.

     The performance of the U.S. equity market for the year under review was attributable primarily to differences in company size rather than differences in value/growth characteristics. Mid-capitalization stocks outperformed both large company stocks and small company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 3000 Value Index(R)                                               9.80%
Russell 3000 Growth Index(R)                                              9.59%
Russell Mid Cap Index(R) (mid-size companies)                            16.25%
Russell 1000 Index(R) (large companies)                                   9.98%
Russell 2000 Index(R) (small companies)                                   8.15%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance within sectors was small.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 2000 Growth Index(R) (small growth companies)                     8.05%
Russell 2000 Value Index(R) (small value companies)                       8.03%
Russell Mid Cap Growth Index(R) (mid-cap growth companies)               16.20%
Russell Mid Cap Value Index(R) (mid-cap value companies)                 15.88%
Russell 1000 Value Index(R) (large value companies)                       9.95%
Russell 1000 Growth Index(R) (large growth companies)                     9.74%

----------
Source: Frank Russell Co. is the source & owner of Russell data.

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2005 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

U.S. LARGE COMPANY PORTFOLIO

     The U.S. Large Company Portfolio seeks to produce returns similar to those of the S&P 500 Index(R) by purchasing shares of a Master Fund that invests in S&P 500 Index(R) stocks in approximately the same proportions as they are represented in the S&P 500 Index(R). The Master Fund essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets. For the year ended November 30, 2005, total returns were 8.41% for the U.S. Large Company Portfolio, and 8.43% for the S&P 500 Index(R). The securities in the Master Fund closely tracked the investment results of the S&P 500 Index(R). Underperformance of the Portfolio relative to the Index was primarily due to differences in expenses between the Portfolio and the Index. Results for the S&P 500 Index(R) are not diminished by management and administrative expenses associated with running a live portfolio.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

     The Enhanced U.S. Large Company Portfolio seeks to achieve a total return that exceeds the total return performance of the S&P 500 Index(R) by purchasing shares of a Master Fund that uses an "enhanced cash" strategy. This strategy combines investment in high grade, short-term fixed income instruments with an overlay of S&P 500 Index(R) futures contracts or swaps. For the year ended November 30, 2005, approximately 90% of the overlay instruments consisted of S&P 500 Index(R) futures contracts with the remaining 10% exposure created through a swap contract. The behavior of S&P 500 Index(R) futures contracts is determined principally by the performance of the S&P 500 Index(R). For the year ended November 30, 2005, total return was 7.08% for the Enhanced U.S. Large Company Portfolio, and 8.43% for the S&P 500 Index(R). Relative to the S&P 500 Index(R), underperformance was due to returns of the fixed income securities held by the Master Fund as well as differences in costs between the Portfolio and the Index. An important component of the pricing of futures contracts is the short-term interest rate imbedded in the contracts. To the extent the fixed income assets in the Master Fund underperform the returns associated with the short-term interest rate imbedded in the futures contracts, the investment results of the Master Fund as a whole will generally underperform the S&P 500 Index(R). For the year ending November 30, 2005, the average duration of fixed income securities held by the Master Fund exceeded the average duration of those imbedded in the futures contracts which contributed to the Portfolio's underperformance.

U.S. LARGE CAP VALUE PORTFOLIO

     The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 235 stocks as of November 30, 2005, and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks, and value stocks slightly outperformed growth stocks. Total returns were 8.43% for the S&P 500 Index(R), 9.95% for the Russell 1000 Value Index(R) and 14.49% for the U.S. Large Cap Value Portfolio. Relative to the Russell 1000 Value Index(R), outperformance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 1000 Value Index(R) and average weight allocated to this range was 84% of the Master Fund compared to 47% of the Index. In addition, stocks in the 10-75th percentile as measured by market capitalization outperformed the Russell 1000 Value Index and average weight allocated to this range was 96% of the Master Fund compared to 70% of the Index.

U.S. SMALL XM VALUE PORTFOLIO

     The U.S. Small XM Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. The Master Fund refrains from purchasing the very smallest ("micro cap") stocks. As of November 30, 2005, the Master Fund held 532 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks, and value stocks slightly outperformed growth stocks. Total returns were 8.43% for the S&P 500 Index(R), 8.15% for the Russell 2000 Index(R), 8.03% for the Russell 2000 Value Index(R), and 12.17% for the U.S. Small XM Value Portfolio. Relative to the Russell 2000 Value Index(R), outperformance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling into the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index(R) and average weight allocated to this category was 82% for the Master Fund compared to 50% for the Index. In addition, the Master Fund had less exposure to small cap REIT and utility securities, which underperformed the Russell 2000 Value Index(R).

U.S. SMALL CAP VALUE PORTFOLIO

     The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 1,347 stocks and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company stocks and small company stocks, and value stocks slightly outperformed growth stocks. Total returns were 8.43% for the S&P 500 Index(R), 8.15% for the Russell 2000 Index(R), 8.03% for the Russell 2000 Value Index(R), and 11.32% for the U.S. Small Cap Value Portfolio. Relative to the Russell 2000 Value Index, outperformance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Small company stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index and average weight allocated to this sector was 71% for the Master Fund compared to 41% for the Index. In addition, the Master Fund had less exposure to small cap REIT and utility securities, which underperformed the Russell 2000 Value Index(R).

U.S. SMALL CAP PORTFOLIO

     The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 3,041 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks, and value stocks slightly outperformed growth stocks. For the year ended November 30, 2005, total returns were 8.15% for the Russell 2000 Index(R) and 10.04% for the U.S. Small Cap Portfolio. Relative to the Russell 2000 Index(R), outperformance of the Portfolio was primarily due to less exposure to small cap REIT and utility securities, which underperformed the Russell 2000 Index(R). REITs and utilities comprised 10% of the Index compared to 2% for the Master Fund.

U.S. MICRO CAP PORTFOLIO

     The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 2,518 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks. Total returns were 8.43% for the S&P 500 Index(R), 8.15% for the Russell 2000 Index(R), and 10.33% for the U.S. Micro Cap Portfolio. Relative to the Russell 2000 Index(R), outperformance of the Portfolio was primarily due to greater exposure to the smallest capitalization stocks. Stocks falling in the bottom 5% of the US equity universe when ranked by market capitalization outperformed the Russell 2000 Index(R), and average weight allocated to this range was 95% for the Master Fund compared to 42% for the Index. To a lesser extent, better performance of the Portfolio was due to greater exposure to technology-related stocks than the Index.

DFA REAL ESTATE SECURITIES PORTFOLIO

     DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate investment trust ("REIT") securities, but does not attempt to track closely a specific index. As of November 30, 2005, the Portfolio held 126 stocks, and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Portfolio's assets.

     As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, the REIT sector performed relatively well, outperforming broad U.S. equity market indices. Total returns were 8.43% for the S&P 500 Index(R), 19.78% for the Wilshire REIT Index, and 18.81% for the DFA Real Estate Securities Portfolio. Relative to the S&P 500 Index(R), outperformance of the Portfolio was due to the concentration in real estate securities. REITs were one of the better-performing industry sectors for the year ended November 30, 2005, and large cap REITs outperformed small cap REITs.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2005

     International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index. Net returns were diminished considerably by appreciation of the U.S. dollar relative to the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona. Overall, currency exchange rate changes negatively impacted returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 27.48% in local currency and 13.27% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                        LOCAL
                                                       CURRENCY     U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                           RETURN        RETURN
-----------------------------                         ----------    -----------
United Kingdom (net dividends)                             19.09%          7.72%
Japan (net dividends)                                      41.66%         21.55%
France                                                     25.50%         11.33%
Switzerland                                                38.51%         19.87%
Germany                                                    26.12%         11.88%
Netherlands                                                29.13%         14.55%
Australia                                                  25.56%         19.79%
Italy                                                      19.84%          6.30%
Spain                                                      24.16%         10.12%
Sweden                                                     27.30%          6.03%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results, although returns varied among individual countries.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (price only)                                   20.35%
MSCI EAFE Value Index (net dividends)                                    14.34%
MSCI EAFE Index (net dividends)                                          13.27%
MSCI EAFE Growth Index (net dividends)                                   12.14%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 33.12% for the MSCI Emerging Markets Index (gross dividends), and 13.27% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                                      TOTAL
                                                                     RETURNS
COUNTRY                                                              (U.S. $)
-------                                                             ----------
Argentina                                                                67.41%
Brazil                                                                   73.90%
Thailand                                                                  4.11%
Chile                                                                    30.93%
Indonesia                                                                 6.11%
Hungary                                                                  28.07%
Israel                                                                   32.85%
Poland                                                                   34.73%
Taiwan                                                                    6.89%
Mexico                                                                   53.97%
Malaysia                                                                  0.54%
Philippines                                                              22.52%
Turkey                                                                   80.71%
South Korea                                                              47.97%

----------
Source: Morgan Stanley Capital data copyright MSCI 2006. All rights reserved.

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds", do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds". The Master Funds, in turn, purchase stocks, bonds, and/or other securities.

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

LARGE CAP INTERNATIONAL PORTFOLIO

     The Large Cap International Portfolio seeks to capture the returns of international large company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap stocks, but does not attempt to track closely a specific equity index. The Portfolio held 1,374 stocks in 22 developed country markets as of November 30, 2005, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, international stocks generally outperformed U.S. stocks in both local currency and U.S. dollar terms. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 8.43% for the S&P 500 Index(R) of U.S. stocks, and 12.73% for the Large Cap International Portfolio. Relative to the MSCI EAFE Index (net dividends), underperformance of the Portfolio was primarily due to differences in security weights between Portfolio holdings and MSCI EAFE Index constituents. These differences were most pronounced in the telecommunication services sector. To a lesser extent, underperformance was also due to differences in security weights between the Portfolio and the Index among the very largest capitalization stocks.

INTERNATIONAL SMALL COMPANY PORTFOLIO

     The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of four Master Funds that individually invest in United Kingdom, European, Japanese and Asia Pacific small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Funds held 4,262 stocks in 21 developed country markets, and essentially were fully invested in equities throughout the year: average cash levels were about 1% of the Master Funds' assets.

     As a result of the Master Funds' diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, international small company stocks outperformed large company stocks. Total returns were 13.27% for MSCI EAFE Index (net dividends), 20.35% for the MSCI EAFE Small Cap Index (price-only), and 19.74% for the International Small Company Portfolio. Relative to the MSCI EAFE Small Cap Index, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Results for the MSCI EAFE Small Cap Index are not diminished by management and administrative expenses associated with running a live portfolio.

     Portfolio underperformance was also due to greater exposure to stocks with market capitalization under $250 million. Stocks with this size characteristic underperformed the MSCI EAFE Small Cap Index, and the average weight allocated to this category was 16% of the Master Fund compared to 1% for the Index.

JAPANESE SMALL COMPANY PORTFOLIO

     The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 1,256 stocks, and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, Japanese small company stocks outperformed Japanese large company stocks. Total returns were 21.55% for the MSCI Japan Index (net-dividends), 29.33% for the MSCI Japan Small Company Index (price-only) and 30.13% for the Japanese Small Company Portfolio. Relative to the MSCI Japan Small Company Index, outperformance of the Portfolio was primarily due to greater exposure to small company stocks with growth characteristics as measured by book-to-market ratios. Stocks with these characteristics returned 33.26% compared to 28.43% for similar stocks in the Index as measured by book-to-market ratio. In addition, the Master Fund's greater exposure to stocks in the $500 million to $1 billion capitalization range contributed to the performance advantage.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

     The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in developed Asia Pacific markets, excluding Japan, by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 988 stocks, and assets were allocated among four countries:
Australia (51%), Hong Kong (26%), Singapore (16%), and New Zealand (6%). Country allocations are determined by utilizing the approximate weights of individual countries within a universe of Asia Pacific small company stocks constructed by the Advisor, subject to a weight cap for each country. The allocations do not represent a forecast of future performance. The Master Fund was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, Asia Pacific small company stocks lagged large company stocks. Total returns were 15.58% for the MSCI Pacific Rim ex-Japan Index (gross dividends), 14.78% for the MSCI Pacific Rim ex-Japan Small Company Index (price-only) and 8.81% for the Asia Pacific Small Company Portfolio. Relative to the MSCI Pacific Rim ex-Japan Small Company Index, Portfolio underperformance was primarily due to greater exposure to small company stocks with market capitalization under $250 million and country-by-country portfolio composition differences. Stocks under $250 million significantly underperformed the Index and the average weight allocated to this sector was 32% for the Portfolio compared to 1% for the Index. Relative performance was also penalized by less exposure to stocks in Australia and New Zealand, which outperformed the MSCI Pacific Rim ex-Japan Small Company Index, and greater exposure to stocks in Singapore and Hong Kong, which underperformed the Index.

     Note: The Pacific Rim Small Company Portfolio was renamed the Asia Pacific Small Company Portfolio in Septemer, 2005. The Portfolio's investment objective has not changed.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

     The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 592 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, U.K. small company stocks outperformed U.K. large company stocks. Total returns were 7.72% for the MSCI United Kingdom Index, 12.50% for the MSCI UK Small Company Index (price-only) and 12.35% for the United Kingdom Small Company Portfolio. Relative to the MSCI UK Small Company Index, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Results for the MSCI UK Small Company Index are not diminished by management and administrative expenses associated with running a live portfolio.

CONTINENTAL SMALL COMPANY PORTFOLIO

     The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of continental Europe by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 1,487 stocks in 15 countries. Country allocations reflect the approximate weights of individual countries within a universe of continental European small company stocks constructed by the Advisor, and do not represent a forecast of future performance. The Master Fund was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, European small company stocks outperformed large company stocks. Total returns were 11.53% for the MSCI Europe ex-United Kingdom Index, 18.31% for the MSCI Europe ex-UK Small Cap Index (price-only), and 18.42% for the Continental Small Company Portfolio. Relative to the MSCI Europe ex-UK Small Cap Index (price-only), Portfolio outperformance was primarily due to different security weights among stocks with market capitalization in excess of $1 billion. Among stocks with these size characteristics, total returns were 21.29% for Master Fund holdings compared to 17.34% for constituents of the Index.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

     The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Portfolio held 2,525 stocks in 22 developed country markets, and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, international small company stocks on average outperformed large company stocks. Total returns were 13.27% for the large company MSCI EAFE Index (net dividends); 20.35% for the MSCI EAFE Small Cap Index (price-only), and 21.75% for the DFA International Small Cap Value Portfolio. Relative to the MSCI EAFE Small Cap Index, outperformance of the Portfolio was primarily due to greater exposure to small company stocks with pronounced value characteristics as measured by book to market ratio. Small company stocks falling in the top 30 percent when ranked by book-to-market ratio outperformed the MSCI EAFE Small Company Index, and the average weight allocated to this range was 69% of the Portfolio compared to 22% for the Index.

EMERGING MARKETS PORTFOLIO

     The Emerging Markets Portfolio seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of a Master Fund investing in such firms. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 543 stocks in 17 countries. The Master Fund was fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     Target country weights in the Master Fund are determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit potential risks associated with individual countries. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. As a result of the Master Fund's diversified approach, performance was determined principally by broad structural trends in emerging market country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, emerging markets outperformed developed country stocks. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 33.12% for the MSCI Emerging Markets Index (gross dividends), and 30.65% for the Emerging Markets Portfolio. Relative to the MSCI Emerging Markets Index, underperformance of the Portfolio was primarily due to greater exposure to mid and small cap stocks. Stocks with market capitalizations of $10 billion or less underperformed the Index, and average weight allocated to this range was 70% of the Master Fund compared to 51% for the Index.

EMERGING MARKETS SMALL CAP PORTFOLIO

     The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 1,540 stocks in 16 countries. Target country weights in the Master Fund are determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit potential risks associated with individual countries. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. The Master Fund essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging market country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, emerging markets small company stocks outperformed developed country stocks, but trailed core emerging markets strategies. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 33.12% for the MSCI Emerging Markets Index (gross dividends), and 24.27% for the Emerging Markets Small Cap Portfolio. Relative to the MSCI Emerging Markets Index (gross dividends), underperformance of the Portfolio was primarily due to greater exposure to small company stocks. Emerging markets stocks with market capitalizations under $500 million underperformed the MSCI Emerging Markets Index and average weight allocated to this range was 50% for the Master Fund compared to 1% for the Index.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2005

     For the year ended November 30, 2005, short-term interest rates rose while longer-term rates were generally little changed. The Federal Reserve continued its orderly campaign of credit tightening, raising the target rate for federal funds eight times over the last twelve months from 2.00% to 4.00% by November 30, 2005. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, rose 201 basis points during the year ended November 30, 2005, while the yield on 10-year U.S. Treasury notes rose only 14 basis points. The shape of the yield curve flattened during the year under review but it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                               11/30/04    11/30/05     CHANGE
                                               --------    --------     ------
Three-month LIBOR                                  2.41%       4.42%      83.4%
10-Year U.S. Treasury note yield                   4.36%       4.50%       3.2%

----------
Source: The Wall Street Journal; Libor data provided by British Bankers' Association.

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result, total return for fixed income strategies was primarily a function of maturity. The pattern of returns was "u-shaped", with lower returns for five-year instruments than for three month or longer-term instruments. For the year ended November 30, 2005, total returns were 2.95% for three-month U.S. Treasury bills, 1.41% for five-year U.S. Treasury notes and 7.63% for long-term U.S. government bonds.

----------
Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved. SBBI, Ibbotson & Sinquefield

     The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. Throughout much of the period under review, weighted average maturities of the Portfolios were positioned toward the longer end of their respective maturity ranges, reflecting upwardly-sloping yield curves in both U.S. and major international bond markets. As curves began to flatten toward the end of the year, average maturities for the Portfolios were shortened.

FIXED INCOME PORTFOLIO PERFORMANCE OVERVIEW

DFA ONE-YEAR FIXED INCOME PORTFOLIO

     The DFA One-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less by purchasing shares of a Master Fund that invests in these securities. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented.

     The Master Fund essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of the Master Fund's assets. The average maturity of the Master Fund shortened significantly during the year under review, from 346 days on November 30, 2004, to 304 days, on November 30, 2005.

     For the year ended November 30, 2005, total returns were 2.24% for the DFA One-Year Fixed Income Portfolio, 2.95% for the Three-Month U.S. Treasury Bill Index, 2.88% for the for the Six-Month U.S. Treasury Index and 2.10% for the Merrill Lynch One-Year U.S. Treasury Index. The Portfolio underperformed the Six-Month U.S. Treasury Index due to its longer duration than the Index. For the year ended November 30, 2005, the average duration of the One-Year Fixed Income Portfolio was 0.81 years compared to 0.47 years for the Six-Month U.S. Treasury Index. Relative to the One-Year U.S. Treasury Index, superior performance of the Portfolio was primarily due to greater exposure to corporate and U.S. government agency instruments.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

     The DFA Two-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments, maturing in two years or less by purchasing shares of a Master Fund that invests in these securities. Eligible countries include, but are not limited to, the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk adjusted expected returns. Maturities are shifted if premiums can be documented.

     The average maturity of the Master Fund was shortened considerably from
1.52 years on November 30, 2004 to 1.04 years on November 30, 2005. The Master Fund essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of the Master Fund's assets. For the year ended November 30, 2005, total returns were 1.77% for the DFA Two-Year Global Fixed Income Portfolio and 1.61% for the Merrill Lynch 1-3 Year Government/Corporate Index. Relative to the Merrill Lynch 1-3 Year Government/Corporate Index, superior performance of the Portfolio was primarily due to differences in duration. The duration of the Master Fund was shortened by 33 percent to 1.01 years while the duration of the Index fluctuated around 1.7 years.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

     The DFA Five-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in five years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio decreased significantly from 4.16 years on November 30, 2004 to 2.48 years on November 30, 2005. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of the Portfolio's assets. For the year ended November 30, 2005, total returns were 1.02% for the DFA Five-Year Government Portfolio, and 1.62% for the Lehman Intermediate Government Index. Relative to the Lehman Intermediate Government Index, underperformance of the Portfolio was primarily due to greater exposure to instruments in the three to five year maturity range, which underperformed the Index.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

     The DFA Five-Year Global Fixed Income Portfolio seeks to maximize risk adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. Eligible countries include but are not limited to the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio decreased from 4.30 years on November 30, 2004 to 3.91 years on November 30, 2005. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of Portfolio assets.

     For the year ended November 30, 2005, total returns were 2.15% for the DFA Five-Year Global Fixed Income Portfolio, and 2.40% for the Lehman Aggregate Index. Relative to the Lehman Aggregate Index, underperformance of the Portfolio was primarily due to differences in eligible securities. The Index includes mortgage-backed securities and investment grade corporate obligations (including those with longer term maturities) with credit quality ratings below holdings of the Portfolio. During the period under review, mortgage-backed securities and longer-term corporate obligations generally outperformed shorter-term securities.

----------
Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

     The DFA Intermediate Government Fixed Income Portfolio seeks to provide a market rate of return and current income from investing generally in U.S. Treasury and government agency issues with maturities of between five and fifteen years. The investment strategy maintains a relatively constant average maturity. The average maturity of the Portfolio fell slightly, from 6.83 years on November 30, 2004 to 6.43 years on November 30, 2005. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of Portfolio assets. For the year ended November 30, 2005, total returns were 1.87% for the DFA Intermediate Government Fixed Income Portfolio and 2.60% for the Lehman Government Index. Relative to the Lehman Government Index, Portfolio underperformance was primarily attributable to differences in average maturity. The Lehman Government Index includes U.S. government securities with maturities longer than those in the Portfolio, and longer term government securities outperformed intermediate term government securities during the period under review.

----------
Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

     The DFA Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of high quality municipal securities providing current income exempt from federal personal income tax. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity of the Portfolio shortened from 2.38 years on November 30, 2004 to 1.82 years on November 30, 2005. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of Portfolio assets. For the year ended November 30, 2005, total returns were 0.92% for the Lehman Municipal Three-Year Bond Index, and 1.11% for the Portfolio. Relative to the Lehman Municipal Three-Year Bond Index, superior performance of the Portfolio was primarily due to differences in Portfolio duration. The Portfolio shortened its duration over the period from 2.15 years to 1.67 years while the Index duration fluctuated around 2.6 years.

----------
Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved.

                       DFA INVESTMENT DIMENSIONS GROUP INC.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

FHLMC     Federal Home Loan Mortgage Corporation
STRIPS    Separate Trading of Registered Interest and Principal of Securities
ADR       American Depositary Receipt
+         See Note B to Financial Statements.
++        Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not individually represent more than 1.0% of the net assets of the Fund. Some of the individual securities in this category may be Non-Income Producing Securities.
*         Non-Income Producing Securities.
#         Total or Partial Securities on Loan.
## Some of the individual securities in this category include Total or Partial Securities on Loan.
^         Denominated in local currency or the Euro, unless otherwise noted.
^^        Security purchased with cash proceeds from Securities on Loan.
(A)       Face Amount Denominated in U.S. Dollars.
^^^       Face Amount Denominated in Canadian Dollars.
@         Face Amount Denominated in Euro Currency.
~         Face Amount Denominated in Japanese Yen.
~~        Face Amount Denominated in Swedish Krona.
~~~       Face Amount Denominated in Swiss Francs.

FINANCIAL HIGHLIGHTS

(1)       Annualized.
(2)       Non-Annualized.
(3) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(4)       Commencement of Operations.
(5)       Computed using average shares outstanding.
(6) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
N/A       Does not apply to this fund.

ALL STATEMENTS AND SCHEDULES

-         Amounts designated as - are either zero or rounded to zero.
SEC       Securities Exchange Commission

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLES

                                                           BEGINNING      ENDING                      EXPENSES
                                                            ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                                             VALUE         VALUE        EXPENSE        DURING
                                                            06/01/05      11/30/05       RATIO         PERIOD*
                                                          -----------   -----------   -----------    -----------
U. S. LARGE COMPANY PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,058.70          0.15%   $      0.77
Hypothetical 5% Annual Return                             $  1,000.00   $  1,024.32          0.15%   $      0.76

ENHANCED U.S. LARGE COMPANY PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,050.00          0.33%   $      1.70
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.41          0.33%   $      1.67

                                                           BEGINNING      ENDING                      EXPENSES
                                                            ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                                             VALUE         VALUE        EXPENSE        DURING
                                                           06/01/05      11/30/05        RATIO         PERIOD*
                                                          -----------   -----------   -----------    -----------
U.S. LARGE CAP VALUE PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,091.40          0.30%   $      1.57
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.56          0.30%   $      1.52

U.S. SMALL XM VALUE PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,110.10          0.46%   $      2.43
Hypothetical 5% Annual Return                             $  1,000.00   $  1,022.76          0.46%   $      2.33

U.S. SMALL CAP VALUE PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,118.80          0.55%   $      2.92
Hypothetical 5% Annual Return                             $  1,000.00   $  1,022.31          0.55%   $      2.79

U.S. CORE EQUITY 1 PORTFOLIO
Actual Fund Return***                                     $  1,000.00   $  1,022.00          0.23%   $      0.49
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.92          0.23%   $      1.17

U.S. CORE EQUITY 2 PORTFOLIO
Actual Fund Return***                                     $  1,000.00   $  1,024.00          0.26%   $      0.56
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.76          0.26%   $      1.32

U.S. SMALL CAP PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,117.90          0.40%   $      2.12
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.06          0.40%   $      2.03

U.S. MICRO CAP PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,133.90          0.55%   $      2.94
Hypothetical 5% Annual Return                             $  1,000.00   $  1,022.31          0.55%   $      2.79

DFA REAL ESTATE SECURITIES PORTFOLIO
Actual Fund Return                                        $  1,000.00   $  1,113.90          0.37%   $      1.96
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.21          0.37%   $      1.88

LARGE CAP INTERNATIONAL PORTFOLIO
Actual Fund Return                                        $  1,000.00   $  1,112.10          0.37%   $      1.96
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.21          0.37%   $      1.88

INTERNATIONAL CORE EQUITY PORTFOLIO
Actual Fund Return***                                     $  1,000.00   $  1,007.00          0.49%   $      1.04
Hypothetical 5% Annual Return                             $  1,000.00   $  1,022.61          0.49%   $      2.48

INTERNATIONAL SMALL COMPANY PORTFOLIO****
Actual Fund Return                                        $  1,000.00   $  1,134.80          0.64%   $      3.43
Hypothetical 5% Annual Return                             $  1,000.00   $  1,021.86          0.64%   $      3.24

JAPANESE SMALL COMPANY PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,198.90          0.68%   $      3.75
Hypothetical 5% Annual Return                             $  1,000.00   $  1,021.66          0.68%   $      3.45

                                                           BEGINNING      ENDING                      EXPENSES
                                                            ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                                             VALUE         VALUE        EXPENSE        DURING
                                                           06/01/05      11/30/05        RATIO         PERIOD*
                                                          -----------   -----------   -----------    -----------
ASIA PACIFIC SMALL COMPANY PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,109.90          0.73%   $      3.86
Hypothetical 5% Annual Return                             $  1,000.00   $  1,021.41          0.73%   $      3.70

UNITED KINGDOM SMALL COMPANY PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,097.40          0.69%   $      3.63
Hypothetical 5% Annual Return                             $  1,000.00   $  1,021.61          0.69%   $      3.50

CONTINENTAL SMALL COMPANY PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,101.40          0.70%   $      3.69
Hypothetical 5% Annual Return                             $  1,000.00   $  1,021.56          0.70%   $      3.55

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Actual Fund Return                                        $  1,000.00   $  1,123.90          0.74%   $      3.94
Hypothetical 5% Annual Return                             $  1,000.00   $  1,021.36          0.74%   $      3.75

EMERGING MARKETS PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,211.60          0.68%   $      3.77
Hypothetical 5% Annual Return                             $  1,000.00   $  1,021.66          0.68%   $      3.45

EMERGING MARKETS SMALL CAP PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,182.10          0.97%   $      5.31
Hypothetical 5% Annual Return                             $  1,000.00   $  1,020.21          0.97%   $      4.91

EMERGING MARKETS CORE EQUITY PORTFOLIO
Actual Fund Return                                        $  1,000.00   $  1,194.70          0.97%   $      5.34
Hypothetical 5% Annual Return                             $  1,000.00   $  1,020.21          0.97%   $      4.91

DFA ONE-YEAR FIXED INCOME PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,011.10          0.19%   $      0.96
Hypothetical 5% Annual Return                             $  1,000.00   $  1,024.12          0.19%   $      0.96

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,008.60          0.21%   $      1.06
Hypothetical 5% Annual Return                             $  1,000.00   $  1,024.02          0.21%   $      1.07

DFA FIVE-YEAR GOVERNMENT PORTFOLIO
Actual Fund Return                                        $  1,000.00   $    995.70          0.25%   $      1.25
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.82          0.25%   $      1.27

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Actual Fund Return                                        $  1,000.00   $  1,000.20          0.32%   $      1.60
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.46          0.32%   $      1.62

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Actual Fund Return                                        $  1,000.00   $    988.10          0.15%   $      0.75
Hypothetical 5% Annual Return                             $  1,000.00   $  1,024.32          0.15%   $      0.76

                                                           BEGINNING      ENDING                      EXPENSES
                                                            ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                                             VALUE         VALUE        EXPENSE        DURING
                                                           06/01/05      11/30/05        RATIO         PERIOD*
                                                          -----------   -----------   -----------    -----------
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Actual Fund Return                                        $  1,000.00   $  1,006.30          0.30%   $      1.51
Hypothetical 5% Return                                    $  1,000.00   $  1,023.56          0.30%   $      1.52

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year
      (183), then divided by the days in the year (365) to reflect the half-year period.

** The Portfolio is a Feeder Portfolio. The expenses shown reflect the direct expenses of the Feeder Portfolio and the indirect payment of the Feeder Portfolio's portion of the expenses of the Master Fund.

*** Portfolio commenced operations September 15, 2005. Ending account value derived from fund's actual return since inception. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days since inception (77), then divided by the days in the year (365) to reflect the half-year period.

**** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Portfolio and the indirect payment of the Portfolio's portion of the expenses of the underlying funds in which it invests.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

U.S. LARGE COMPANY PORTFOLIO
Affiliated Investment Companies                                             100.0%

ENHANCED U.S. LARGE COMPANY PORTFOLIO
Affiliated Investment Companies                                             100.0%

U.S. LARGE CAP VALUE PORTFOLIO
Affiliated Investment Companies                                             100.0%

U.S. SMALL XM VALUE PORTFOLIO
Affiliated Investment Companies                                             100.0%

U.S. SMALL CAP VALUE PORTFOLIO
Affiliated Investment Companies                                             100.0%

U.S. CORE EQUITY 1 PORTFOLIO
Financials                                                                   22.2%
Information Technology                                                       15.1
Consumer Discretionary                                                       13.8
Health Care                                                                  11.7
Industrials                                                                  11.7
Energy                                                                        8.1
Consumer Staples                                                              7.4
Materials                                                                     4.2
Utilities                                                                     3.4
Telecommunication Services                                                    2.4
                                                                         --------
                                                                            100.0%
                                                                         ========

U.S. CORE EQUITY 2 PORTFOLIO
Financials                                                                   26.8%
Consumer Discretionary                                                       14.7
Information Technology                                                       13.6
Industrials                                                                  11.8
Health Care                                                                   9.8
Energy                                                                        8.4
Consumer Staples                                                              5.3
Materials                                                                     4.7
Telecommunication Services                                                    2.7
Utilities                                                                     2.2
                                                                         --------
                                                                            100.0%
                                                                         ========

U.S. SMALL CAP PORFOLIO
Affiliated Investment Companies                                             100.0%

U.S. MICRO CAP PORTFOLIO
Affiliated Investment Companies                                             100.0%

DFA REAL ESTATE SECURITIES PORTFOLIO
REITS                                                                       100.0%

LARGE CAP INTERNATIONAL PORTFOLIO
Financials                                                                   44.9%
Consumer Discretionary                                                        9.4
Industrials                                                                   7.9
Consumer Staples                                                              6.3
Energy                                                                        6.2
Health Care                                                                   5.8
Materials                                                                     5.7
Telecommunication Services                                                    5.6
Information Technology                                                        4.2
Utilities                                                                     3.6
Other                                                                         0.4
                                                                         --------
                                                                            100.0%
                                                                         ========

INTERNATIONAL CORE EQUITY PORTFOLIO
Financials                                                                   35.2%
Consumer Discretionary                                                       14.0
Industrials                                                                  13.7
Materials                                                                     9.2
Consumer Staples                                                              6.4
Information Technology                                                        6.1
Energy                                                                        4.4
Health Care                                                                   3.9
Telecommunication Services                                                    3.1
Utilities                                                                     2.8
Other                                                                         1.2
                                                                         --------
                                                                            100.0%
                                                                         ========

INTERNATIONAL SMALL COMPANY PORTFOLIO
Affiliated Investment Companies                                             100.0%

JAPANESE SMALL COMPANY PORTFOLIO
Affiliated Investment Companies                                             100.0%

ASIA PACIFIC SMALL COMPANY PORTFOLIO
Affiliated Investment Companies                                             100.0%

UNITED KINGDOM SMALL COMPANY PORTFOLIO
Affiliated Investment Companies                                             100.0%

CONTINENTAL SMALL COMPANY PORTFOLIO
Affiliated Investment Companies                                             100.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Industrials                                                                  24.7%
Financials                                                                   23.9
Consumer Discretionary                                                       20.4
Materials                                                                    12.1
Information Technology                                                        6.9
Consumer Staples                                                              6.1
Energy                                                                        3.2
Health Care                                                                   1.6
Telecommunication Services                                                    0.7
Utilities                                                                     0.3
Other                                                                         0.1
                                                                         --------
                                                                            100.0%
                                                                         ========

EMERGING MARKETS PORTFOLIO
Affiliated Investment Companies                                             100.0%

EMERGING MARKETS SMALL CAP PORTFOLIO
Affiliated Investment Companies                                             100.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
Financials                                                                   20.8%
Materials                                                                    16.7
Industrials                                                                  10.9
Information Technology                                                       10.5
Consumer Discretionary                                                       10.1
Telecommunication Services                                                    8.9
Consumer Staples                                                              8.6
Energy                                                                        4.0
Utilities                                                                     3.8
Health Care                                                                   3.8
Other                                                                         1.9
                                                                         --------
                                                                            100.0%
                                                                         ========

DFA ONE-YEAR FIXED INCOME PORTFOLIO
Affiliated Investment Companies                                             100.0%

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Affiliated Investment Companies                                             100.0%

DFA FIVE-YEAR GOVERNMENT PORTFOLIO
Government                                                                  100.0%

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Foreign Government                                                           50.4%
Corporate                                                                    21.3
Foreign Corporate                                                            13.0
Supranational                                                                 9.8
Government                                                                    5.5
                                                                         --------
                                                                            100.0%
                                                                         ========

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Government                                                                  100.0%

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Muni Insured                                                                 43.7%
Muni G.O. State                                                              22.5
Muni Revenue                                                                 19.0
Muni G.O. Local                                                              14.8
                                                                         --------
                                                                            100.0%
                                                                         ========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                                NOVEMBER 30, 2005

                          U.S. LARGE COMPANY PORTFOLIO

                                                                                                      VALUE+
                                                                                                 ----------------
Investment in The U.S. Large Company Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                               $  2,088,372,500
                                                                                                 ----------------
    Total Investments (100.0%) (Cost $1,692,353,540)                                             $  2,088,372,500
                                                                                                 ================

                      ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                                                                   SHARES             VALUE+
                                                                              ----------------   ----------------
Investment in The Enhanced U.S. Large Company Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                  34,195,961   $    313,576,962
                                                                                                 ----------------
    Total Investments (100.0%) (Cost $276,539,477)                                               $    313,576,962
                                                                                                 ================

                         U.S. LARGE CAP VALUE PORTFOLIO

                                                                                   SHARES             VALUE+
                                                                              ----------------   ----------------
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                 193,531,833   $  4,046,750,628
                                                                                                 ----------------
    Total Investments (100.0%) (Cost $2,992,881,741)                                             $  4,046,750,628
                                                                                                 ================

                          U.S. SMALL XM VALUE PORTFOLIO

                                                                                   SHARES             VALUE+
                                                                              ----------------   ----------------
Investment in The U.S. Small XM Value Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                  13,855,199   $    172,635,780
                                                                                                 ----------------
    Total Investments (100.0%) (Cost $134,686,939)                                               $    172,635,780
                                                                                                 ================

                         U.S. SMALL CAP VALUE PORTFOLIO

                                                                                   SHARES             VALUE+
                                                                              ----------------   ----------------
Investment in The U.S. Small Cap Value Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                 290,894,849   $  6,926,206,355
                                                                                                 ----------------
    Total Investments (100.0%) (Cost $4,713,776,671)                                             $  6,926,206,355
                                                                                                 ================

                 See accompanying Notes to Financial Statements.

                          U.S. CORE EQUITY 1 PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                     PERCENTAGE
                                                                        SHARES            VALUE+   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
COMMON STOCKS -- (96.6%)
Financials -- (21.5%)
  American Express Co.                                                   6,200   $       318,804               0.3%
  American International Group, Inc.                                    20,300         1,362,942               1.1%
  Bank of America Corp.                                                 33,000         1,514,370               1.2%
  Citigroup, Inc.                                                       41,600         2,019,680               1.7%
  Freddie Mac                                                            5,400           337,230               0.3%
  JPMorgan Chase & Co.                                                  27,400         1,048,050               0.9%
  Merrill Lynch & Co., Inc.                                              7,000           464,940               0.4%
  MetLife, Inc.                                                          6,200           318,928               0.3%
  Morgan Stanley                                                         9,000           504,270               0.4%
  The Goldman Sachs Group, Inc.                                          3,500           451,360               0.4%
  Wachovia Corp.                                                        12,800           683,520               0.6%
  Washington Mutual, Inc.                                                8,600           354,234               0.3%
  Wells Fargo & Co.                                                     10,000           628,500               0.5%
  Other Securities                                                                    17,278,482              13.7%
                                                                                 ---------------   ---------------
Total Financials                                                                      27,285,310              22.1%
                                                                                 ---------------   ---------------
Information Technology -- (14.6%)
 *Cisco Sytems, Inc.                                                    34,000           596,360               0.5%
  Hewlett-Packard Co.                                                   23,600           700,212               0.6%
  Intel Corp.                                                           35,600           949,808               0.8%
  International Business Machines Corp.                                  9,300           826,770               0.7%
  Microsoft Corp.                                                       58,800         1,629,348               1.3%
  Motorola, Inc.                                                        15,500           373,395               0.3%
 *Oracle Corp.                                                          31,300           393,441               0.3%
  Qualcomm, Inc.                                                         8,800           400,136               0.3%
  Texas Instruments, Inc.                                                9,900           321,552               0.3%
 *Yahoo!, Inc.                                                           8,200           329,886               0.3%
  Other Securities                                                                    12,025,240               9.6%
                                                                                 ---------------   ---------------
Total Information Technology                                                          18,546,148              15.0%
                                                                                 ---------------   ---------------
Consumer Discretionary -- (13.4%)
  Disney (Walt) Co.                                                     13,200           329,076               0.3%
 *eBay, Inc.                                                             7,600           340,556               0.3%
  Home Depot, Inc.                                                      12,700           530,606               0.4%
  Time Warner, Inc.                                                     38,100           685,038               0.6%
  Viacom, Inc. Class B                                                  11,100           370,740               0.3%
  Other Securities                                                                    14,706,859              11.8%
                                                                                 ---------------   ---------------
Total Consumer Discretionary                                                          16,962,875              13.7%
                                                                                 ---------------   ---------------
Health Care -- (11.3%)
 *Amgen, Inc.                                                            6,700           542,231               0.5%
 *Genentech, Inc.                                                        6,200           592,844               0.5%
  Johnson & Johnson                                                     16,200         1,000,350               0.8%
  Medtronic, Inc.                                                        6,700           372,319               0.3%
  Pfizer, Inc.                                                          56,000         1,187,200               1.0%
  UnitedHealth Group, Inc.                                               7,400           442,964               0.4%
 *WellPoint, Inc.                                                        5,100           391,833               0.3%
  Other Securities                                                                     9,852,866               7.8%
                                                                                 ---------------   ---------------
Total Health Care                                                                     14,382,607              11.6%
                                                                                 ---------------   ---------------
Industrials -- (11.2%)
  3M Co.                                                                 4,500           353,160               0.3%
  General Electric Co.                                                  57,300         2,046,756               1.7%
  United Technologies Corp.                                              6,000           323,040               0.3%
  Other Securities                                                                    11,490,223               9.2%
                                                                                 ---------------   ---------------
Total Industrials                                                                     14,213,179              11.5%
                                                                                 ---------------   ---------------

                                                                                                     PERCENTAGE
                                                                        SHARES            VALUE+   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
Energy -- (7.8%)
  Chevron Corp.                                                         15,800   $       905,498               0.7%
  ConocoPhillips                                                        10,900           659,559               0.5%
  Exxon Mobil Corp.                                                     36,900         2,141,307               1.7%
  Other Securities                                                                     6,172,655               5.1%
                                                                                 ---------------   ---------------
Total Energy                                                                           9,879,019               8.0%
                                                                                 ---------------   ---------------
Consumer Staples -- (7.2%)
  Altria Group, Inc.                                                    11,300           822,527               0.7%
  Coca-Cola Co.                                                         13,800           589,122               0.5%
  PepsiCo, Inc.                                                          9,700           574,240               0.5%
  Procter & Gamble Co.                                                  20,900         1,195,271               1.0%
  Wal-Mart Stores, Inc.                                                 24,300         1,180,008               1.0%
  Other Securities                                                                     4,757,297               3.7%
                                                                                 ---------------   ---------------
Total Consumer Staples                                                                 9,118,465               7.4%
                                                                                 ---------------   ---------------
Materials -- (4.0%)
Total Materials                                                                        5,109,382               4.1%
                                                                                 ---------------   ---------------
Utilities -- (3.3%)
Total Utilities                                                                        4,145,365               3.4%
                                                                                 ---------------   ---------------
Telecommunication Services -- (2.3%)
 *AT&T, Inc.                                                            25,100           625,241               0.5%
  BellSouth Corp.                                                       14,300           389,818               0.3%
  Sprint Nextel Corp.                                                   15,300           383,112               0.3%
  Verizon Communications, Inc.                                          21,000           671,580               0.6%
  Other Securities                                                                       918,108               0.7%
                                                                                 ---------------   ---------------
Total Telecommunication Services                                                       2,987,859               2.4%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                  122,630,209              99.2%
                                                                                 ---------------   ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (3.4%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $4,427,000
    FHLMC Notes 4.00%, 09/22/09, valued at $4,338,460)
    to be repurchased at $4,274,461                            $         4,274         4,274,000               3.5%
                                                                                 ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $124,395,696)                                                            $   126,904,209             102.7%
                                                                                 ===============   ===============

                 See accompanying Notes to Financial Statements.

                          U.S. CORE EQUITY 2 PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                     PERCENTAGE
                                                                        SHARES            VALUE+   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
COMMON STOCKS -- (96.4%)
Financials -- (25.9%)
  AFLAC, Inc.                                                            7,700   $       369,600               0.2%
  Allstate Corp.                                                         8,100           454,410               0.3%
  American International Group, Inc.                                    39,800         2,672,172               1.5%
  Bank of America Corp.                                                 61,400         2,817,646               1.6%
  BB&T Corp.                                                             8,400           357,420               0.2%
  Citigroup, Inc.                                                       77,500         3,762,625               2.1%
  Fannie Mae                                                            10,300           494,915               0.3%
  Freddie Mac                                                           10,700           668,215               0.4%
  Hartford Financial Services Group, Inc.                                4,600           401,902               0.2%
  JPMorgan Chase & Co.                                                  54,300         2,076,975               1.2%
  Lehman Brothers Holdings, Inc.                                         4,100           516,600               0.3%
  Merrill Lynch & Co., Inc.                                             14,100           936,522               0.5%
  MetLife, Inc.                                                         11,800           606,992               0.3%
  Morgan Stanley                                                        16,400           918,892               0.5%
  Prudential Financial, Inc.                                             7,900           611,460               0.3%
  SunTrust Banks, Inc.                                                   5,600           407,344               0.2%
  The Goldman Sachs Group, Inc.                                          6,100           786,656               0.4%
  The St. Paul Travelers Companies, Inc.                                10,500           488,565               0.3%
  U.S. Bancorp                                                          11,900           360,332               0.2%
  Wachovia Corp.                                                        23,800         1,270,920               0.7%
  Washington Mutual, Inc.                                               15,200           626,088               0.4%
  Wells Fargo & Co.                                                     10,900           685,065               0.4%
  Other Securities                                                                    26,233,692              14.2%
                                                                                 ---------------   ---------------
Total Financials                                                                      48,525,008              26.7%
                                                                                 ---------------   ---------------
Consumer Discretionary -- (14.2%)
 *Comcast Corp. Class A                                                 14,800           390,720               0.2%
  Disney (Walt) Co.                                                     21,800           543,474               0.3%
  Home Depot, Inc.                                                      12,200           509,716               0.3%
  News Corp. Class A                                                    28,200           417,642               0.2%
  Time Warner, Inc.                                                     71,700         1,289,166               0.7%
  Viacom, Inc. Class B                                                  18,300           611,220               0.4%
  Other Securities                                                                    22,777,801              12.5%
                                                                                 ---------------   ---------------
Total Consumer Discretionary                                                          26,539,739              14.6%
                                                                                 ---------------   ---------------
Information Technology -- (13.1%)
 *Cisco Sytems, Inc.                                                    27,900           489,366               0.3%
  Hewlett-Packard Co.                                                   44,000         1,305,480               0.7%
  Intel Corp.                                                           27,100           723,028               0.4%
  International Business Machines Corp.                                  7,100           631,190               0.4%
  Microsoft Corp.                                                       35,400           980,934               0.6%
  Other Securities                                                                    20,452,374              11.1%
                                                                                 ---------------   ---------------
Total Information Technology                                                          24,582,372              13.5%
                                                                                 ---------------   ---------------
Industrials -- (11.3%)
  CSX Corp.                                                              6,900           335,616               0.2%
  General Electric Co.                                                  65,000         2,321,800               1.3%
  Honeywell International, Inc.                                          9,800           358,092               0.2%
  Other Securities                                                                    18,131,958               9.9%
                                                                                 ---------------   ---------------
Total Industrials                                                                     21,147,466              11.6%
                                                                                 ---------------   ---------------

                                                                                                     PERCENTAGE
                                                                        SHARES            VALUE+   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
Health Care -- (9.4%)
 *Amgen, Inc.                                                            4,200   $       339,906               0.2%
  Johnson & Johnson                                                      7,800           481,650               0.3%
  Pfizer, Inc.                                                          91,800         1,946,160               1.1%
 *WellPoint, Inc.                                                        9,200           706,836               0.4%
  Other Securities                                                                    14,200,974               7.7%
                                                                                 ---------------   ---------------
Total Health Care                                                                     17,675,526               9.7%
                                                                                 ---------------   ---------------
Energy -- (8.1%)
  Chevron Corp.                                                         32,000         1,833,920               1.0%
  ConocoPhillips                                                        21,600         1,307,016               0.7%
  Exxon Mobil Corp.                                                     47,800         2,773,834               1.5%
  Occidental Petroleum Corp.                                             6,000           475,800               0.3%
  Other Securities                                                                     8,792,571               4.8%
                                                                                 ---------------   ---------------
Total Energy                                                                          15,183,141               8.3%
                                                                                 ---------------   ---------------
Consumer Staples -- (5.1%)
  Altria Group, Inc.                                                    14,900         1,084,571               0.6%
  Procter & Gamble Co.                                                  11,300           646,247               0.4%
  Wal-Mart Stores, Inc.                                                 18,800           912,928               0.5%
  Other Securities                                                                     6,987,779               3.8%
                                                                                 ---------------   ---------------
Total Consumer Staples                                                                 9,631,525               5.3%
                                                                                 ---------------   ---------------
Materials -- (4.5%)
Total Materials                                                                        8,418,420               4.6%
                                                                                 ---------------   ---------------
Telecommunication Services -- (2.6%)
 *AT&T, Inc.                                                            51,400         1,280,374               0.7%
  BellSouth Corp.                                                       28,500           776,910               0.5%
  Verizon Communications, Inc.                                          34,800         1,112,904               0.6%
  Other Securities                                                                     1,685,511               0.9%
                                                                                 ---------------   ---------------
Total Telecommunication Services                                                       4,855,699               2.7%
                                                                                 ---------------   ---------------
Utilities -- (2.2%)
Total Utilities                                                                        4,017,075               2.2%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                  180,575,971              99.2%
                                                                                 ---------------   ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (3.6%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $7,022,000
    FHLMC Notes 4.00%, 09/22/09, valued at $6,881,560)
    to be repurchased at $6,779,731                            $         6,779         6,779,000               3.7%
                                                                                 ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $182,818,309)                                                            $   187,354,971             102.9%
                                                                                 ===============   ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                                NOVEMBER 30, 2005

                            U.S. SMALL CAP PORTFOLIO

                                                                                   SHARES             VALUE+
                                                                              ----------------   ----------------
Investment in The U.S. Small Cap Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                 157,947,812   $  2,642,466,895
                                                                                                 ----------------
    Total Investments (100.0%) (Cost $2,073,793,071)                                             $  2,642,466,895
                                                                                                 ================

                            U.S. MICRO CAP PORTFOLIO

                                                                                   SHARES             VALUE+
                                                                              ----------------   ----------------
Investment in The U.S. Micro Cap Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                 328,697,370   $  3,950,942,387
                                                                                                 ----------------
    Total Investments (100.0%) (Cost $2,627,717,499)                                             $  3,950,942,387
                                                                                                 ================

                 See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                     PERCENTAGE
                                                                        SHARES            VALUE+   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
COMMON STOCKS -- (96.2%)
Real Estate Investment Trusts -- (96.2%)
  Alexandria Real Estate Equities, Inc.                                136,500   $    11,466,000               0.6%
 #AMB Property Corp.                                                   570,500        26,676,580               1.4%
 #Apartment Investment & Management Co. Class A                        639,900        24,783,327               1.3%
  Archstone-Smith Trust                                              1,417,955        59,284,699               3.2%
  Arden Realty Group, Inc.                                             449,000        20,420,520               1.1%
 #AvalonBay Communities, Inc.                                          451,900        41,326,255               2.2%
  Boston Properties, Inc.                                              747,800        56,242,038               3.1%
  BRE Properties, Inc. Class A                                         342,400        15,942,144               0.9%
 #Camden Property Trust                                                348,700        20,573,300               1.1%
  Capital Automotive REIT                                              302,497        11,685,459               0.6%
  CarrAmerica Realty Corp.                                             368,400        13,004,520               0.7%
 #CBL & Associates Properties, Inc.                                    420,700        16,933,175               0.9%
  CenterPoint Properties Trust                                         321,600        14,693,904               0.8%
  Colonial Properties Trust                                            297,756        13,080,421               0.7%
  Crescent Real Estate Equities, Inc.                                  698,200        14,501,614               0.8%
 #Developers Diversified Realty Corp.                                  728,499        33,001,005               1.8%
  Duke Realty Corp.                                                    949,900        32,296,600               1.8%
  Equity Office Properties Trust                                     2,730,263        85,129,600               4.6%
  Equity One, Inc.                                                     490,976        11,665,590               0.6%
  Equity Residential                                                 1,923,850        78,416,126               4.3%
  Essex Property Trust, Inc.                                           147,800        13,553,260               0.7%
  Federal Realty Investment Trust                                      353,000        22,231,940               1.2%
  First Industrial Realty Trust, Inc.                                  288,000        11,707,200               0.6%
  General Growth Properties, Inc.                                    1,596,700        72,841,454               4.0%
  Global Signal, Inc.                                                  458,700        19,884,645               1.1%
  Hospitality Properties Trust                                         467,400        19,252,206               1.0%
 #Host Marriott Corp.                                                2,368,200        42,390,780               2.3%
  HRPT Properties Trust                                              1,363,800        14,919,972               0.8%
  Kilroy Realty Corp.                                                  190,700        11,747,120               0.6%
 #Kimco Realty Corp.                                                 1,520,700        47,826,015               2.6%
  Liberty Property Trust                                               585,400        24,856,084               1.4%
  Macerich Co.                                                         400,000        27,192,000               1.5%
  Mack-Cali Realty Corp.                                               414,300        18,299,631               1.0%
  Mills Corp.                                                          370,200        15,881,580               0.9%
  New Plan Excel Realty Trust                                          684,000        16,333,920               0.9%
  Pan Pacific Retail Properties, Inc.                                  268,631        18,078,866               1.0%
  Prentiss Properties Trust                                            293,700        12,041,700               0.7%
  ProLogis                                                           1,630,800        73,973,088               4.0%
 #Public Storage, Inc.                                                 852,300        60,172,380               3.3%
  Realty Income Corp.                                                  509,300        11,530,552               0.6%
  Reckson Associates Realty Corp.                                      536,501        19,705,682               1.1%
  Regency Centers Corp.                                                419,000        24,322,950               1.3%
  Shurgard Storage Centers, Inc. Class A                               308,800        18,070,976               1.0%
 #Simon Property Group, Inc.                                         1,482,197       114,588,650               6.2%
  SL Green Realty Corp.                                                276,100        20,389,985               1.1%
  Taubman Centers, Inc.                                                334,700        11,721,194               0.6%
 #Trizec Properties, Inc.                                            1,024,100        23,021,768               1.3%
  United Dominion Realty Trust, Inc.                                   905,300        20,269,667               1.1%
  Vornado Realty Trust                                                 835,400        71,301,390               3.9%
  Weingarten Realty Investors                                          588,900        22,242,753               1.2%
##Other Securities                                                                   319,409,703              17.6%
                                                                                 ---------------   ---------------
Total Common Stocks                                                                 1,820,881,98              99.1%
                                                                                 ---------------   ---------------

                                                                    FACE
                                                                   AMOUNT                            PERCENTAGE
                                                                    (000)                 VALUE+   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
TEMPORARY CASH INVESTMENTS -- (3.8%)
^^ Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%,
     12/01/05 (Collateralized by $59,525,000 U.S. Treasury
     Note 4.50%, 11/15/10, valued at $59,891,952)
     to be repurchased at $58,723,243                          $        58,717   $    58,716,800               3.2%
   Repurchase Agreement, PNC Capital Markets, Inc.
     3.88%, 12/01/05 (Collateralized by $13,386,000
     FHLMC Notes 4.00%, 09/22/09, valued at $13,118,280)
     to be repurchased at $12,925,393                                   12,924        12,924,000               0.7%
                                                                                 ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                      71,640,800               3.9%
                                                                                 ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,320,370,343)                                                         $  1,892,522,78             103.0%
                                                                                 ===============   ===============

                 See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                     PERCENTAGE
                                                                        SHARES           VALUE++   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
JAPAN -- (24.2%)
COMMON STOCKS -- (24.2%)
  Canon, Inc.                                                           83,000   $     4,656,761               0.4%
  Mitsubishi UFJ Financial Group, Inc.                                     729         9,164,149               0.8%
  Mizuho Financial Group, Inc.                                             983         6,900,333               0.6%
  Nippon Telegraph & Telephone Corp.                                     2,177         9,774,905               0.9%
  NTT Docomo, Inc.                                                       6,017         9,354,096               0.8%
 *Resona Holdings, Inc.                                                  1,412         4,536,348               0.4%
  Sumitomo Mitsui Financial Group, Inc.                                    483         4,537,377               0.4%
  Takeda Pharmaceutical Co., Ltd.                                       87,900         4,814,775               0.4%
  Toyota Motor Credit Corp.                                            274,900        13,275,692               1.2%
##Other Securities                                                                   215,195,459              19.2%
                                                                                 ---------------   ---------------
TOTAL -- JAPAN                                                                       282,209,895              25.1%
                                                                                 ---------------   ---------------
UNITED KINGDOM -- (23.0%)
COMMON STOCKS -- (23.0%)
  Anglo America P.L.C.                                                 157,976         4,944,205               0.4%
  AstraZeneca P.L.C.                                                   170,638         7,836,099               0.7%
  Barclays P.L.C.                                                      720,934         7,322,088               0.7%
  BP P.L.C.                                                          2,255,040        24,758,373               2.2%
  British American Tobacco P.L.C.                                      273,139         5,929,016               0.5%
  Diageo P.L.C.                                                        314,077         4,519,908               0.4%
  Glaxosmithkline P.L.C.                                               622,483        15,383,811               1.4%
  HBOS P.L.C.                                                          431,353         6,487,479               0.6%
  HSBC Holdings P.L.C.                                               1,242,796        19,834,931               1.8%
  Lloyds TSB Group P.L.C.                                              628,751         5,092,220               0.5%
  Rio Tinto P.L.C.                                                     114,511         4,633,440               0.4%
  Royal Bank of Scotland Group P.L.C.                                  354,551        10,083,596               0.9%
  Royal Dutch Shell P.L.C. Series B                                    292,404         9,430,751               0.8%
  Tesco P.L.C.                                                         866,339         4,526,649               0.4%
  Vodafone Group P.L.C.                                              6,964,169        14,984,012               1.3%
  Other Securities                                                                   121,599,083              10.8%
                                                                                 ---------------   ---------------
TOTAL -- UNITED KINGDOM                                                              267,365,661              23.8%
                                                                                 ---------------   ---------------
FRANCE -- (9.0%)
COMMON STOCKS -- (9.0%)
  AXA SA                                                               150,101         4,507,770               0.4%
  BNP Paribas SA                                                        82,201         6,477,476               0.6%
  France Telecom SA                                                    231,887         5,782,734               0.5%
  L'Oreal                                                               64,016         4,613,599               0.4%
  Sanofi-Aventis                                                       107,019         8,606,912               0.8%
  Total SA                                                              56,938        14,205,504               1.3%
##Other Securities                                                                    60,522,393               5.3%
                                                                                 ---------------   ---------------
TOTAL -- FRANCE                                                                      104,716,388               9.3%
                                                                                 ---------------   ---------------
SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
  Credit Suisse Group                                                  121,711         5,904,171               0.5%
  Nestle SA, Cham und Vevey                                             40,945        12,089,905               1.1%
  Novartis AG                                                          236,286        12,349,221               1.1%
  Roche Holding AG Genusschein                                          68,950        10,319,756               0.9%
  UBS AG                                                               104,483         9,613,765               0.9%
  Other Securities                                                                    28,572,685               2.5%
                                                                                 ---------------   ---------------
TOTAL -- SWITZERLAND                                                                  78,849,503               7.0%
                                                                                 ---------------   ---------------

                                                                                                     PERCENTAGE
                                                                        SHARES           VALUE++   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
GERMANY -- (6.6%)
COMMON STOCKS -- (6.6%)
  Allianz AG                                                            36,680   $     5,324,372               0.5%
  Deutsche Bank AG                                                      50,797         4,953,421               0.4%
  Deutsche Telekom AG                                                  354,516         5,887,613               0.5%
  E.ON AG                                                               64,274         6,114,663               0.5%
  SAP AG (Systeme Anwendungen Produkte in der
    Datenverarbeitung)                                                  25,996         4,693,109               0.4%
  Siemens AG                                                            81,983         6,202,265               0.6%
##Other Securities                                                                    44,227,469               4.0%
                                                                                 ---------------   ---------------
TOTAL -- GERMANY                                                                      77,402,912               6.9%
                                                                                 ---------------   ---------------
AUSTRALIA -- (4.9%)
COMMON STOCKS -- (4.9%)
  BHP Billiton, Ltd.                                                   360,962         5,796,038               0.5%
##Other Securities                                                                    51,767,096               4.6%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                   57,563,134               5.1%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        11,719               0.0%
                                                                                 ---------------   ---------------
TOTAL -- AUSTRALIA                                                                    57,574,853               5.1%
                                                                                 ---------------   ---------------
NETHERLANDS -- (4.4%)
COMMON STOCKS -- (4.4%)
  ABN AMRO Holding NV                                                  189,858         4,667,557               0.4%
  ING Groep NV                                                         219,463         7,089,772               0.6%
  Royal Dutch Shell P.L.C. Series A                                    419,075        12,905,561               1.1%
##Other Securities                                                                    26,813,317               2.5%
                                                                                 ---------------   ---------------
TOTAL -- NETHERLANDS                                                                  51,476,207               4.6%
                                                                                 ---------------   ---------------
SPAIN -- (3.4%)
COMMON STOCKS -- (3.4%)
  Banco Santander Central Hispanoamerica SA                            566,687         7,180,342               0.6%
  Telefonica de Espana SA                                              405,073         5,972,800               0.5%
##Other Securities                                                                    26,563,800               2.4%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                   39,716,942               3.5%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         1,617               0.0%
                                                                                 ---------------   ---------------
TOTAL -- SPAIN                                                                        39,718,559               3.5%
                                                                                 ---------------   ---------------
ITALY -- (3.2%)
COMMON STOCKS -- (3.2%)
  Eni SpA                                                              248,117         6,723,062               0.6%
##Other Securities                                                                    30,329,367               2.7%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                   37,052,429               3.3%
                                                                                 ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
 *Other Securities                                                                        20,008               0.0%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                           154               0.0%
                                                                                 ---------------   ---------------
TOTAL -- ITALY                                                                        37,072,591               3.3%
                                                                                 ---------------   ---------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
  Telefon AB L.M. Ericsson Series B                                  1,508,800         4,900,182               0.4%
##Other Securities                                                                    20,249,488               1.8%
                                                                                 ---------------   ---------------
TOTAL -- SWEDEN                                                                       25,149,670               2.2%
                                                                                 ---------------   ---------------

                                                                                                     PERCENTAGE
                                                                        SHARES           VALUE++   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
HONG KONG -- (1.8%)
COMMON STOCKS -- (1.8%)
##Other Securities                                                               $    20,777,901               1.8%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        23,460               0.0%
                                                                                 ---------------   ---------------
TOTAL -- HONG KONG                                                                    20,801,361               1.8%
                                                                                 ---------------   ---------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
  Nokia Oyj                                                            422,721         7,205,019               0.7%
##Other Securities                                                                     8,329,617               0.7%
                                                                                 ---------------   ---------------
TOTAL -- FINLAND                                                                      15,534,636               1.4%
                                                                                 ---------------   ---------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
  Other Securities                                                                    11,519,115               1.0%
                                                                                 ---------------   ---------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
  Other Securities                                                                     9,899,663               0.9%
                                                                                 ---------------   ---------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
##Other Securities                                                                     8,877,957               0.8%
                                                                                 ---------------   ---------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                     7,646,527               0.7%
                                                                                 ---------------   ---------------
NORWAY -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities                                                                     7,324,049               0.6%
                                                                                 ---------------   ---------------
GREECE -- (0.5%)
COMMON STOCKS -- (0.5%)
  Other Securities                                                                     5,443,333               0.5%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        14,633               0.0%
                                                                                 ---------------   ---------------
TOTAL -- GREECE                                                                        5,457,966               0.5%
                                                                                 ---------------   ---------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                     3,858,722               0.3%
                                                                                 ---------------   ---------------
CANADA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                     3,484,980               0.3%
                                                                                 ---------------   ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                     3,040,783               0.3%
                                                                                 ---------------   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities                                                                     1,804,205               0.2%
                                                                                 ---------------   ---------------

                                                                    FACE                             PERCENTAGE
                                                                   AMOUNT                VALUE++   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (3.7%)
^^Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $2,211,263 U.S. STRIPS, 11/15/10,
    valued at $1,794,858) to be repurchased at $1,759,665      $         1,759   $     1,759,472               0.1%
^^Repurchase Agreement, Mizuho Securities USA 3.97%,
    12/01/05 (Collateralized by $45,912,961 U.S. STRIPS,
    maturities ranging from 02/15/09 to 02/15/13, valued
    at $38,760,000) to be repurchased at $38,004,191                    38,000        38,000,000               3.4%
  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $3,720,000
    FHLMC Notes 4.00%, 09/22/09, valued at $3,645,600)
    to be repurchased at $3,591,387                                      3,591         3,591,000               0.3%
                                                                                 ---------------   ---------------
  TOTAL TEMPORARY CASH INVESTMENTS                                                    43,350,472               3.8%
                                                                                 ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $953,163,493)                                                           $  1,164,136,67             103.4%
                                                                                 ===============   ===============

                 See accompanying Notes to Financial Statements.

                       INTERNATIONAL CORE EQUITY PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                     PERCENTAGE
                                                                        SHARES           VALUE++   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
JAPAN -- (23.8%)
COMMON STOCKS -- (23.8%)
  Matsushita Electric Industrial Co., Ltd.                              27,000   $       542,703               0.4%
  Millea Holdings, Inc.                                                     19           312,705               0.3%
  Other Securities                                                                    28,458,688              23.5%
                                                                                 ---------------   ---------------
TOTAL -- JAPAN                                                                        29,314,096              24.2%
                                                                                 ---------------   ---------------
UNITED KINGDOM -- (15.5%)
COMMON STOCKS -- (15.5%)
  Anglo America P.L.C.                                                  16,495           516,247               0.4%
  Aviva P.L.C.                                                          26,589           314,473               0.3%
  BAE Systems P.L.C.                                                    45,882           267,531               0.2%
  HBOS P.L.C.                                                           47,076           708,015               0.6%
  O2 P.L.C.                                                             91,178           307,721               0.3%
  Royal Bank of Scotland Group P.L.C.                                   31,358           891,836               0.7%
  Royal Dutch Shell P.L.C. Series B                                     17,550           566,031               0.5%
  Tesco P.L.C.                                                          63,634           332,490               0.3%
  Other Securities                                                                    15,223,810              12.5%
                                                                                 ---------------   ---------------
TOTAL -- UNITED KINGDOM                                                               19,128,154              15.8%
                                                                                 ---------------   ---------------
UNITED STATES -- (13.6%)
COMMON STOCKS -- (13.6%)
 *Allianz AG ADR                                                        27,900           404,550               0.3%
 *Axa ADR                                                               14,100           423,564               0.3%
 *Bank of Ireland P.L.C. ADR                                             5,600           350,280               0.3%
 *Barclays P.L.C. ADR                                                   18,200           742,014               0.6%
  BP P.L.C. ADR                                                          9,600           632,064               0.5%
 *Credit Suisse Group ADR                                               14,200           688,558               0.6%
 *DaimlerChrysler AG ADR                                                 9,000           452,610               0.4%
 *Deutsche Bank AG ADR                                                   4,000           389,680               0.3%
 *Deutsche Telekom AG ADR                                               22,100           366,639               0.3%
 *E.ON AG ADR                                                           13,800           436,770               0.4%
  Glaxosmithkline P.L.C. ADR                                             6,300           312,291               0.3%
  HSBC Holdings P.L.C. ADR                                              14,900         1,191,106               1.0%
 *ING Groep NV ADR                                                      14,200           459,228               0.4%
 *Koninklijke Philips Electronics NV ADR                                12,000           335,280               0.3%
 *Lloyds TSB Group P.L.C. ADR                                           11,300           368,719               0.3%
 *Novartis AG ADR                                                        6,600           345,840               0.3%
 *Repsol SA ADR                                                         10,300           304,056               0.2%
 *Sanofi-Aventis ADR                                                    16,100           647,381               0.5%
 *Siemens AG ADR                                                         3,800           287,166               0.2%
  Sony Corp. ADR                                                        11,200           414,512               0.3%
Total Petroleum SA ADR                                                   2,300           286,787               0.2%
Toyota Motor Credit Corp. ADR                                            5,300           512,775               0.4%
 *UBS AG ADR                                                             8,800           808,896               0.7%
 *Vivendi Universal SA ADR                                              10,100           292,395               0.2%
  Vodafone Group P.L.C. ADR                                             63,700         1,372,735               1.1%
  Other Securities                                                                     3,898,346               3.4%
                                                                                 ---------------   ---------------
TOTAL -- UNITED STATES                                                                16,724,242              13.8%
                                                                                 ---------------   ---------------
CANADA -- (6.8%)
COMMON STOCKS -- (6.8%)
  Manulife Financial Corp.                                               6,800           391,394               0.3%
  Other Securities                                                                     7,992,530               6.6%
                                                                                 ---------------   ---------------
TOTAL -- CANADA                                                                        8,383,924               6.9%
                                                                                 ---------------   ---------------

                                                                                                     PERCENTAGE
                                                                        SHARES           VALUE++   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
FRANCE -- (5.3%)
COMMON STOCKS -- (5.3%)
  BNP Paribas SA                                                         7,046   $       555,228               0.5%
  Compagnie de Saint-Gobain                                              5,612           323,655               0.3%
  LaFarge SA                                                             3,392           289,869               0.2%
  Societe Generale Paris                                                 2,951           349,939               0.3%
  Other Securities                                                                     4,948,998               4.0%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                    6,467,689               5.3%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                           560               0.0%
                                                                                 ---------------   ---------------
TOTAL -- FRANCE                                                                        6,468,249               5.3%
                                                                                 ---------------   ---------------
AUSTRALIA -- (4.6%)
COMMON STOCKS -- (4.6%)
  Australia & New Zealand Banking Group, Ltd.                           17,224           302,890               0.2%
  Commonwealth Bank of Australia                                        11,790           363,146               0.3%
  National Australia Bank, Ltd.                                         18,444           439,398               0.4%
  Other Securities                                                                     4,572,986               3.8%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                    5,678,420               4.7%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         1,585               0.0%
                                                                                 ---------------   ---------------
TOTAL -- AUSTRALIA                                                                     5,680,005               4.7%
                                                                                 ---------------   ---------------
SWITZERLAND -- (4.1%)
COMMON STOCKS -- (4.1%)
  Nestle SA, Cham und Vevey                                              1,703           502,848               0.4%
  Roche Holding AG Genusschein                                           2,084           311,913               0.3%
  Swiss Reinsurance Co., Zurich                                          3,888           286,227               0.2%
  Zurich Financial SVCS AG                                               2,626           533,625               0.4%
  Other Securities                                                                     3,393,874               2.9%
                                                                                 ---------------   ---------------
TOTAL -- SWITZERLAND                                                                   5,028,487               4.2%
                                                                                 ---------------   ---------------
GERMANY -- (3.3%)
COMMON STOCKS -- (3.3%)
  Other Securities                                                                     4,037,051               3.3%
                                                                                 ---------------   ---------------
ITALY -- (2.7%)
COMMON STOCKS -- (2.7%)
  Other Securities                                                                     3,387,023               2.8%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                            18               0.0%
                                                                                 ---------------   ---------------
TOTAL -- ITALY                                                                         3,387,041               2.8%
                                                                                 ---------------   ---------------
SPAIN -- (2.5%)
COMMON STOCKS -- (2.5%)
  Banco Santander Central Hispanoamerica SA                             67,983           861,395               0.7%
  Other Securities                                                                     2,212,483               1.8%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                    3,073,878               2.5%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                           589               0.0%
                                                                                 ---------------   ---------------
TOTAL -- SPAIN                                                                         3,074,467               2.5%
                                                                                 ---------------   ---------------

                                                                                                     PERCENTAGE
                                                                        SHARES           VALUE++   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
HONG KONG -- (2.3%)
COMMON STOCKS -- (2.3%)
  Other Securities                                                               $     2,889,561               2.4%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         3,095               0.0%
                                                                                 ---------------   ---------------
TOTAL -- HONG KONG                                                                     2,892,656               2.4%
                                                                                 ---------------   ---------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
  Other Securities                                                                     2,690,498               2.2%
                                                                                 ---------------   ---------------
NETHERLANDS -- (2.2%)
COMMON STOCKS -- (2.2%)
  Aegon NV                                                              19,577           309,575               0.3%
  Other Securities                                                                     2,350,980               1.9%
                                                                                 ---------------   ---------------
TOTAL -- NETHERLANDS                                                                   2,660,555               2.2%
                                                                                 ---------------   ---------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
  Other Securities                                                                     1,590,224               1.3%
                                                                                 ---------------   ---------------
SINGAPORE -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                     1,467,567               1.2%
                                                                                 ---------------   ---------------
GREECE -- (1.1%)
COMMON STOCKS -- (1.1%)
  Other Securities                                                                     1,319,423               1.1%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         6,149               0.0%
                                                                                 ---------------   ---------------
TOTAL -- GREECE                                                                        1,325,572               1.1%
                                                                                 ---------------   ---------------
DENMARK -- (1.0%)
COMMON STOCKS -- (1.0%)
  Other Securities                                                                     1,236,163               1.0%
                                                                                 ---------------   ---------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
  Other Securities                                                                     1,055,010               0.9%
                                                                                 ---------------   ---------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
  CRH P.L.C.                                                            11,764           310,364               0.3%
  Other Securities                                                                       670,931               0.5%
                                                                                 ---------------   ---------------
TOTAL -- IRELAND                                                                         981,295               0.8%
                                                                                 ---------------   ---------------
NORWAY -- (0.8%)
COMMON STOCKS -- (0.8%)
  Other Securities                                                                       969,933               0.8%
                                                                                 ---------------   ---------------
AUSTRIA -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities                                                                       747,589               0.6%
                                                                                 ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                       494,736               0.4%
                                                                                 ---------------   ---------------

                                                                                                     PERCENTAGE
                                                                                         VALUE++   OF NET ASSETS**
                                                                                 ---------------   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities                                                               $       215,213               0.2%
                                                                                 ---------------   ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (2.8%)
  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $3,527,000
    FHLMC Notes 4.00%, 09/22/09, valued at $3,456,460)
    to be repurchased at $3,405,367                            $         3,405         3,405,000               2.8%
                                                                                 ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $121,562,232)                                                            $   122,957,727             101.4%
                                                                                 ===============   ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                                NOVEMBER 30, 2005

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                                                                                                 VALUE+
                                                                                            ----------------
Investments in Affiliated Investment Companies (100.0%)
  Investment in The Japanese Small Company Series of
    The DFA Investment Trust Company (34.0%)                                                $    926,011,518
  Investment in The Continental Small Company Series of
    The DFA Investment Trust Company (32.1%)                                                     874,976,233
  Investment in The United Kingdom Small Company Series of
    The DFA Investment Trust Company (21.6%)                                                     587,325,687
  Investment in The Asia Pacific Small Company Series of
    The DFA Investment Trust Company (12.3%)                                                     336,258,954
                                                                                            ----------------
    Total Affiliated Investment Companies (Cost $2,087,762,813)                                2,724,572,392
                                                                                            ----------------

                                                                                   FACE
                                                                                  AMOUNT
                                                                                 --------
                                                                                   (000)
Temporary Cash Investments (0.0%)
  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
   12/01/05 (Collateralized by $479,000 FHLMC Notes 4.00%, 09/22/09,
   valued at $469,420) to be repurchased at $462,050 (Cost $462,000)             $    462            462,000
                                                                                            ----------------
    Total Investments (100.0%) (Cost $2,088,224,813)                                        $  2,725,034,392
                                                                                            ================

                        JAPANESE SMALL COMPANY PORTFOLIO

                                                                                                 VALUE+
                                                                                            ----------------
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                          $    170,021,655
                                                                                            ----------------
    Total Investments (100.0%) (Cost $252,668,083)                                          $    170,021,655
                                                                                            ================

                      ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                                                 VALUE+
                                                                                            ----------------
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                          $     38,919,708
                                                                                            ----------------
    Total Investments (100.0%) (Cost $62,833,946)                                           $     38,919,708
                                                                                            ================

                 See accompanying Notes to Financial Statements.

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                                                 VALUE+
                                                                                            ----------------
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                          $     20,577,575
                                                                                            ----------------
    Total Investments (100.0%) (Cost $13,377,067)                                           $     20,577,575
                                                                                            ================

                       CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                                                 VALUE+
                                                                                            ----------------
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                          $     52,069,031
                                                                                            ----------------
    Total Investments (100.0%) (Cost $36,669,883)                                           $     52,069,031
                                                                                            ================

                 See accompanying Notes to Financial Statements.

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                       PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
JAPAN -- (27.2%)
COMMON STOCKS -- (27.2%)
 #Eighteenth Bank, Ltd.                                              2,094,000   $    13,785,110                0.3%
##Other Securities                                                                 1,255,641,755               30.4%
                                                                                 ---------------    ---------------
TOTAL -- JAPAN                                                                     1,269,426,865               30.7%
                                                                                 ---------------    ---------------
UNITED KINGDOM -- (20.8%)
COMMON STOCKS -- (20.8%)
  AGA Food Service Group P.L.C.                                      2,647,982        13,351,709                0.3%
  Bellway P.L.C.                                                     1,861,474        33,061,826                0.8%
  Bodycote International P.L.C.                                      5,895,654        22,306,882                0.6%
  Bovis Homes Group P.L.C.                                           1,957,610        24,513,006                0.6%
  Brixton P.L.C.                                                     2,762,821        19,255,830                0.5%
  Capital & Regional P.L.C.                                          1,412,913        20,316,312                0.5%
  De Vere Group P.L.C.                                               1,217,742        13,954,094                0.3%
  Derwent Valley Holdings P.L.C.                                     1,077,248        25,853,651                0.6%
  DS Smith P.L.C.                                                    7,255,579        18,845,183                0.5%
 *Easyjet P.L.C.                                                     2,217,691        12,590,957                0.3%
  Great Portland Estates P.L.C.                                      3,192,821        21,984,406                0.5%
  Greene King P.L.C.                                                 2,436,932        29,229,031                0.7%
 *Henderson Group P.L.C.                                            18,519,470        20,344,034                0.5%
  Hiscox P.L.C.                                                      7,802,632        29,086,939                0.7%
  London Merchant Securities P.L.C.                                  6,208,682        25,172,548                0.6%
  Luminar P.L.C.                                                     1,524,712        12,970,832                0.3%
  McCarthy & Stone P.L.C.                                            1,296,922        14,118,138                0.4%
  Redrow P.L.C.                                                      1,983,269        16,648,337                0.4%
  Shaftesbury P.L.C.                                                 2,694,264        18,578,527                0.5%
  Stanley Leisure P.L.C.                                             1,158,918        13,212,814                0.3%
  Unite Group P.L.C.                                                 2,059,872        12,596,454                0.3%
  Westbury P.L.C.                                                    2,472,091        23,413,452                0.6%
  Wetherspoon (J.D.) P.L.C.                                          2,238,482        12,530,884                0.3%
  Wolverhampton & Dudley Breweries P.L.C.                            1,180,999        25,475,977                0.6%
  Workspace Group P.L.C.                                             3,299,297        16,762,023                0.4%
##Other Securities                                                                   473,421,842               11.4%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  969,595,688               23.5%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       188,303                0.0%
                                                                                 ---------------    ---------------
TOTAL -- UNITED KINGDOM                                                              969,783,991               23.5%
                                                                                 ---------------    ---------------
AUSTRALIA -- (6.1%)
COMMON STOCKS -- (6.1%)
  Adelaide Brighton, Ltd.                                            7,912,846        11,964,814                0.3%
 #Downer EDI, Ltd.                                                   2,786,771        14,207,465                0.4%
  Futuris Corp., Ltd.                                               10,402,298        15,103,684                0.4%
  Iluka Resources, Ltd.                                              2,571,650        14,946,013                0.4%
##Other Securities                                                                   227,209,329                5.4%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  283,431,305                6.9%
                                                                                 ---------------    ---------------
PREFERRED STOCKS -- (0.0%)
  Other Securities                                                                     1,994,635                0.0%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         3,785                0.0%
                                                                                 ---------------    ---------------
TOTAL -- AUSTRALIA                                                                   285,429,725                6.9%
                                                                                 ---------------    ---------------

                                                                                                       PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
SWITZERLAND -- (4.1%)
COMMON STOCKS -- (4.1%)
  Baloise-Holding AG                                                   316,202   $    16,825,888                0.4%
 *Converium Holding AG                                               2,307,873        22,139,764                0.5%
 *PSP Swiss Property AG                                                407,993        17,382,753                0.4%
##Other Securities                                                                   133,791,292                3.3%
                                                                                 ---------------    ---------------
TOTAL -- SWITZERLAND                                                                 190,139,697                4.6%
                                                                                 ---------------    ---------------
GERMANY -- (3.6%)
COMMON STOCKS -- (3.6%)
  Bilfinger & Berger Bau AG                                            338,251        15,143,892                0.4%
  Salzgitter AG                                                        412,500        20,646,812                0.5%
##Other Securities                                                                   129,864,565                3.1%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  165,655,269                4.0%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        25,537                0.0%
                                                                                 ---------------    ---------------
TOTAL -- GERMANY                                                                     165,680,806                4.0%
                                                                                 ---------------    ---------------
SWEDEN -- (3.4%)
COMMON STOCKS -- (3.4%)
 *Boliden AB                                                         2,968,050        18,571,652                0.5%
  Castellum AB                                                         334,800        12,180,679                0.3%
 *JM AB                                                                301,800        13,139,956                0.3%
 #Kungsleden AB                                                        587,400        17,089,063                0.4%
  Trelleborg AB Series B                                               964,000        15,961,576                0.4%
##Other Securities                                                                    82,743,668                2.0%
                                                                                 ---------------    ---------------
TOTAL -- SWEDEN                                                                      159,686,594                3.9%
                                                                                 ---------------    ---------------
FRANCE -- (3.4%)
COMMON STOCKS -- (3.4%)
  Nexans SA                                                            275,350        12,995,507                0.3%
 #SCOR SA                                                            6,524,387        13,169,393                0.3%
##Other Securities                                                                   132,377,347                3.3%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  158,542,247                3.9%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       948,593                0.0%
                                                                                 ---------------    ---------------
TOTAL -- FRANCE                                                                      159,490,840                3.9%
                                                                                 ---------------    ---------------
FINLAND -- (2.7%)
COMMON STOCKS -- (2.7%)
 #Huhtamaki Oyj                                                      1,251,450        19,185,590                0.5%
  Rautaruukki Oyj Series K                                           1,251,410        25,466,138                0.6%
##Other Securities                                                                    83,715,116                2.0%
                                                                                 ---------------    ---------------
TOTAL -- FINLAND                                                                     128,366,844                3.1%
                                                                                 ---------------    ---------------
HONG KONG -- (2.6%)
COMMON STOCKS -- (2.6%)
##Other Securities                                                                   119,898,041                2.9%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         8,783                0.0%
                                                                                 ---------------    ---------------
TOTAL -- HONG KONG                                                                   119,906,824                2.9%
                                                                                 ---------------    ---------------

                                                                                                       PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
NETHERLANDS -- (2.6%)
COMMON STOCKS -- (2.6%)
 #Buhrmann NV                                                        1,304,396   $    17,229,187                0.4%
*#Hagemeyer NV                                                       6,428,514        17,763,379                0.4%
  Oce NV                                                             1,016,498        14,470,065                0.4%
##Other Securities                                                                    70,188,544                1.7%
                                                                                 ---------------    ---------------
TOTAL -- NETHERLANDS                                                                 119,651,175                2.9%
                                                                                 ---------------    ---------------
ITALY -- (2.0%)
COMMON STOCKS -- (2.0%)
##Other Securities                                                                    91,202,901                2.2%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        13,364                0.0%
                                                                                 ---------------    ---------------
TOTAL -- ITALY                                                                        91,216,265                2.2%
                                                                                 ---------------    ---------------
SINGAPORE -- (1.6%)
COMMON STOCKS -- (1.6%)
##Other Securities                                                                    74,213,688                1.8%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       102,424                0.0%
                                                                                 ---------------    ---------------
TOTAL -- SINGAPORE                                                                    74,316,112                1.8%
                                                                                 ---------------    ---------------
NORWAY -- (1.4%)
COMMON STOCKS -- (1.4%)
*#Ocean Rig ASA                                                      1,123,849        12,054,619                0.3%
##Other Securities                                                                    53,004,437                1.3%
                                                                                 ---------------    ---------------
TOTAL -- NORWAY                                                                       65,059,056                1.6%
                                                                                 ---------------    ---------------
BELGIUM -- (1.4%)
COMMON STOCKS -- (1.4%)
 #Cofinimmo SA                                                          85,231        13,240,124                0.3%
##Other Securities                                                                    51,289,021                1.3%
                                                                                 ---------------    ---------------
TOTAL -- BELGIUM                                                                      64,529,145                1.6%
                                                                                 ---------------    ---------------
GREECE -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                    54,939,048                1.3%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        86,972                0.0%
                                                                                 ---------------    ---------------
TOTAL -- GREECE                                                                       55,026,020                1.3%
                                                                                 ---------------    ---------------
SPAIN -- (1.1%)
COMMON STOCKS -- (1.1%)
##Other Securities                                                                    48,998,493                1.2%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       200,885                0.0%
                                                                                 ---------------    ---------------
TOTAL -- SPAIN                                                                        49,199,378                1.2%
                                                                                 ---------------    ---------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
##Other Securities                                                                    37,090,834                0.9%
                                                                                 ---------------    ---------------

                                                                                                       PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
AUSTRIA -- (0.7%)
COMMON STOCKS -- (0.7%)
  Boehler-Uddeholm AG                                                   83,224   $    13,541,042                0.3%
##Other Securities                                                                    21,333,607                0.5%
                                                                                 ---------------    ---------------
TOTAL -- AUSTRIA                                                                      34,874,649                0.8%
                                                                                 ---------------    ---------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                    33,468,737                0.8%
                                                                                 ---------------    ---------------
NEW ZEALAND -- (0.5%)
COMMON STOCKS -- (0.5%)
##Other Securities                                                                    22,799,778                0.6%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         3,944                0.0%
                                                                                 ---------------    ---------------
TOTAL -- NEW ZEALAND                                                                  22,803,722                0.6%
                                                                                 ---------------    ---------------
CANADA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                    12,228,269                0.3%
                                                                                 ---------------    ---------------
PORTUGAL -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities                                                                     9,224,777                0.2%
                                                                                 ---------------    ---------------
MALAYSIA -- (0.0%)
PREFERRED STOCKS -- (0.0%)
 *Other Securities                                                                         1,682                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                    (000)
                                                               ---------------
TEMPORARY CASH INVESTMENTS -- (11.6%)
^^Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $11,660,100 U.S. STRIPS, 02/15/09,
    valued at $10,150,065) to be repurchased at $9,951,044     $         9,950         9,949,952                0.2%
^^Repurchase Agreement, Deutsche Bank Securities 3.97%,
    12/01/05 (Collateralized by $205,792,000 U.S. Treasury
    Bill 3.76%, 01/05/06; U.S. Treasury Bond 7.25%,
    08/15/22; & U.S. Treasury Note 2.25%, 04/30/06,
    valued at $239,700,439) to be repurchased at
    $235,025,915                                                       235,000       235,000,000                5.7%
^^Repurchase Agreement, Mizuho Securities USA 3.97%,
    12/01/05 (Collateralized by $522,616,681 U.S. STRIPS,
    rates ranging from 0% to 8.875%, maturities ranging
    from 05/15/06 to 11/15/27, valued at $297,840,000) to
    be repurchased at $292,032,201                                     292,000       292,000,000                7.1%
  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $6,092,000 FHLMC
    Notes 4.00%, 09/22/09, valued at $5,970,160) to be
    repurchased at $5,881,634                                            5,881         5,881,000                0.2%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     542,830,952               13.2%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,744,849,306)                                                          $ 4,659,432,959              112.9%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                                NOVEMBER 30, 2005

                           EMERGING MARKETS PORTFOLIO

                                                                             VALUE+
                                                                         ---------------
Investment in The Emerging Markets Series of
  The DFA Investment Trust Company (Affiliated Investment Company)       $ 1,805,850,468
                                                                         ---------------
    Total Investments (100.0%) (Cost $1,161,035,034)                     $ 1,805,850,468
                                                                         ===============

                      EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                             VALUE+
                                                                         ---------------
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company (Affiliated Investment Company)       $   482,575,967
                                                                         ---------------
    Total Investments (100.0%) (Cost $387,481,445)                       $   482,575,967
                                                                         ===============

                 See accompanying Notes to Financial Statements.

                     EMERGING MARKETS CORE EQUITY PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                       PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
UNITED STATES -- (16.2%)
COMMON STOCKS -- (16.1%)
  America Movil S.A. de C.V. ADR                                        83,920   $     2,410,182                1.1%
  AngloGold Ashanti, Ltd. ADR                                           34,247         1,442,141                0.7%
  Banco Bradesco SA ADR                                                 34,900         2,142,860                1.0%
  Banco Itau Holding Financeira SA ADR                                  76,000         1,927,360                0.9%
  Cemex S.A. de C.V. ADR                                                59,366         3,342,306                1.5%
  Companhia Energetica de Minas Gerais SA ADR                           25,778         1,047,618                0.5%
  Companhia Siderurgica Nacional SA ADR                                 42,800           891,524                0.4%
  Fomento Economico Mexicano S.A. de C.V. ADR                           20,940         1,423,711                0.7%
  Gerdau SA ADR                                                         61,100           901,225                0.4%
  Grupo Televisia S.A. de C.V. ADR                                      14,030         1,113,982                0.5%
 *Kookmin Bank Sponsored ADR                                            13,040           860,510                0.4%
  POSCO Sponsored ADR                                                   17,600           875,776                0.4%
  Tele Norte Leste Participacoes SA ADR                                 46,700           868,620                0.4%
  Telefonos de Mexico S.A. de C.V. ADR                                 106,300         2,384,309                1.1%
  Teva Pharmaceutical Industries, Ltd. ADR                              71,292         2,914,417                1.3%
  Vale do Rio Doce Companhia ADR                                        38,800         1,468,192                0.7%
  Other Securities                                                                     9,278,280                4.2%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   35,293,013               16.2%
                                                                                 ---------------    ---------------
PREFERRED STOCKS -- (0.1%)
  Other Securities                                                                        66,640                0.0%
                                                                                 ---------------    ---------------
TOTAL -- UNITED STATES                                                                35,359,653               16.2%
                                                                                 ---------------    ---------------
TAIWAN -- (12.0%)
COMMON STOCKS -- (12.0%)
  Au Optronics Corp.                                                   583,650           832,866                0.4%
  Taiwan Semiconductor Manufacturing Co., Ltd.                         969,849         1,723,904                0.8%
  United Microelectronics Corp.                                      1,630,823           906,113                0.4%
  Other Securities                                                                    22,853,856               10.4%
                                                                                 ---------------    ---------------
TOTAL -- TAIWAN                                                                       26,316,739               12.0%
                                                                                 ---------------    ---------------
SOUTH AFRICA -- (11.5%)
COMMON STOCKS -- (11.5%)
  Firstrand, Ltd.                                                      377,831           921,911                0.4%
 *Harmony Gold Mining Co., Ltd.                                         70,999           864,352                0.4%
  Impala Platinum Holdings, Ltd.                                        10,528         1,374,121                0.6%
  MTN Group, Ltd.                                                       94,428           785,421                0.4%
  Old Mutual PLC                                                       655,240         1,696,289                0.8%
 *Sanlam, Ltd.                                                         402,271           817,545                0.4%
  Standard Bank Group, Ltd.                                            174,749         1,846,141                0.8%
  Other Securities                                                                    16,855,382                7.7%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   25,161,162               11.5%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         5,339                0.0%
                                                                                 ---------------    ---------------
TOTAL -- SOUTH AFRICA                                                                 25,166,501               11.5%
                                                                                 ---------------    ---------------
SOUTH KOREA -- (11.3%)
COMMON STOCKS -- (11.3%)
  Hyundai Motor Co., Ltd.                                               13,410         1,100,318                0.5%
  Samsung Electronics Co., Ltd.                                          6,140         3,531,777                1.6%
  Other Securities                                                                    20,194,029                9.3%
                                                                                 ---------------    ---------------
TOTAL -- SOUTH KOREA                                                                  24,826,124               11.4%
                                                                                 ---------------    ---------------

                                                                                                       PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
INDIA -- (10.1%)
COMMON STOCKS -- (10.1%)
  Infosys Technologies, Ltd.                                            18,104   $     1,056,530                0.5%
 *Reliance Industries, Ltd.                                            138,391         2,501,560                1.2%
  Other Securities                                                                    18,629,888                8.4%
                                                                                 ---------------    ---------------
TOTAL -- INDIA                                                                        22,187,978               10.1%
                                                                                 ---------------    ---------------
MALAYSIA -- (6.4%)
COMMON STOCKS -- (6.4%)
  Malayan Banking Berhad                                               280,500           831,551                0.4%
  Other Securities                                                                    13,224,651                6.0%
                                                                                 ---------------    ---------------
TOTAL -- MALAYSIA                                                                     14,056,202                6.4%
                                                                                 ---------------    ---------------
BRAZIL -- (5.8%)
PREFERRED STOCKS -- (5.3%)
  Ambev Cia de Bebidas das Americas                                  2,210,000           865,445                0.4%
  Investimentos Itau SA                                                502,000         1,720,036                0.8%
  Telemar Norte Leste SA                                                61,000         1,799,133                0.8%
  Usinas Siderurgicas de Minas Gerais SA Series A                       53,800         1,262,292                0.6%
  Other Securities                                                                     5,973,058                2.7%
                                                                                 ---------------    ---------------
TOTAL PREFERRED STOCKS                                                                11,619,964                5.3%
                                                                                 ---------------    ---------------
COMMON STOCKS -- (0.5%)
  Other Securities                                                                     1,010,914                0.5%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                           351                0.0%
                                                                                 ---------------    ---------------
TOTAL -- BRAZIL                                                                       12,631,229                5.8%
                                                                                 ---------------    ---------------
TURKEY -- (5.0%)
COMMON STOCKS -- (5.0%)
  Akbank T.A.S.                                                        144,113         1,134,637                0.5%
  Turkiye Is Bankasi A.S.                                               90,986           776,997                0.4%
  Other Securities                                                                     8,920,079                4.1%
                                                                                 ---------------    ---------------
TOTAL -- TURKEY                                                                       10,831,713                5.0%
                                                                                 ---------------    ---------------
MEXICO -- (4.2%)
COMMON STOCKS -- (4.2%)
  Alfa S.A. de C.V. Series A                                           140,500           793,066                0.4%
  Grupo Financiero del Norte S.A. de C.V. Series C                     371,044           797,831                0.4%
  Nueva Grupo Mexico S.A. de C.V. Series B                             456,243           982,757                0.4%
  Wal-Mart de Mexico S.A. de C.V. Series V                             199,200         1,081,194                0.5%
  Other Securities                                                                     5,505,701                2.5%
                                                                                 ---------------    ---------------
TOTAL -- MEXICO                                                                        9,160,549                4.2%
                                                                                 ---------------    ---------------
ISRAEL -- (2.8%)
COMMON STOCKS -- (2.8%)
  Bank Hapoalim, Ltd.                                                  173,101           750,671                0.4%
  Other Securities                                                                     5,296,836                2.4%
                                                                                 ---------------    ---------------
TOTAL -- ISRAEL                                                                        6,047,507                2.8%
                                                                                 ---------------    ---------------
POLAND -- (2.7%)
COMMON STOCKS -- (2.7%)
  Polski Koncern Naftowy Orlen SA                                       94,809         1,702,737                0.8%
  Telekomunikacja Polska SA                                            105,806           757,211                0.3%
  Other Securities                                                                     3,371,761                1.6%
                                                                                 ---------------    ---------------
TOTAL -- POLAND                                                                        5,831,709                2.7%
                                                                                 ---------------    ---------------

                                                                                                       PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
HUNGARY -- (2.6%)
COMMON STOCKS -- (2.6%)
  Gedeon Richter, Ltd.                                                   4,211   $       751,062                0.4%
  Magyar olaj-Es Gazipari RT                                            16,116         1,525,715                0.7%
  Orszagos Takerekpenztar es Keresdelmi Bank RT                         58,389         1,919,024                0.9%
  Other Securities                                                                     1,519,179                0.6%
                                                                                 ---------------    ---------------
TOTAL -- HUNGARY                                                                       5,714,980                2.6%
                                                                                 ---------------    ---------------
THAILAND -- (2.5%)
COMMON STOCKS -- (2.5%)
  Other Securities                                                                     5,503,152                2.5%
                                                                                 ---------------    ---------------
CHILE -- (2.3%)
COMMON STOCKS -- (2.3%)
  Empresas CMPC SA                                                      35,284           897,958                0.4%
  Empresas Copec SA                                                    114,239         1,023,564                0.5%
  Other Securities                                                                     3,164,945                1.4%
                                                                                 ---------------    ---------------
TOTAL -- CHILE                                                                         5,086,467                2.3%
                                                                                 ---------------    ---------------
INDONESIA -- (1.7%)
COMMON STOCKS -- (1.7%)
  Other Securities                                                                     3,757,733                1.7%
                                                                                 ---------------    ---------------
CZECH REPUBLIC -- (1.2%)
COMMON STOCKS -- (1.2%)
  CEZ A.S.                                                              60,000         1,643,321                0.8%
  Other Securities                                                                       910,785                0.4%
                                                                                 ---------------    ---------------
TOTAL -- CZECH REPUBLIC                                                                2,554,106                1.2%
                                                                                 ---------------    ---------------
PHILIPPINES -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                     1,554,339                0.7%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $2,323,000
    FHLMC Notes 4.00%, 09/22/09, valued at $2,276,540)
    to be repurchased at $2,242,242                            $         2,242         2,242,000                1.0%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $198,303,021)                                                            $   218,828,681              100.1%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                                NOVEMBER 30, 2005

                       DFA ONE-YEAR FIXED INCOME PORTFOLIO

                                                                              SHARES            VALUE+
                                                                         ---------------   ---------------
Investment in The DFA One-Year Fixed Income Series of
  The DFA Investment Trust Company (Affiliated Investment Company)           196,591,485   $ 1,954,119,361
                                                                                           ---------------
    Total Investments (100.0%) (Cost $1,958,676,892)                                       $ 1,954,119,361
                                                                                           ===============

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                              SHARES            VALUE+
                                                                         ---------------   ---------------
Investment in The DFA Two-Year Global Fixed Income Series of
  The DFA Investment Trust Company (Affiliated Investment Company)           202,756,949   $ 1,993,100,809
                                                                                           ---------------
    Total Investments (100.0%) (Cost $2,024,306,406)                                       $ 1,993,100,809
                                                                                           ===============

                 See accompanying Notes to Financial Statements.

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                                              FACE
                                                                             AMOUNT                 VALUE+
                                                                         ---------------   ---------------
                                                                              (000)
AGENCY OBLIGATIONS -- (99.4%)
Federal Farm Credit Bank
   7.250%, 06/12/07                                                      $         5,000   $     5,186,025
   3.250%, 06/15/07                                                                7,835         7,668,028
   4.200%, 08/28/07                                                                5,000         4,957,885
   4.580%, 10/20/08                                                               25,000        24,800,625
   3.625%, 10/24/08                                                               83,000        80,545,358
   3.650%, 12/17/08                                                               26,155        25,360,934
   3.700%, 12/17/08                                                               56,700        54,902,100
   3.950%, 01/05/09                                                               15,000        14,664,645
   3.900%, 02/24/09                                                                9,000         8,775,630
   3.550%, 04/06/09                                                               22,595        21,768,068
   4.125%, 04/15/09                                                               16,500        16,183,926
   4.375%, 06/24/09                                                               20,570        20,318,367
   4.500%, 04/19/10                                                               14,065        13,910,693
Federal Home Loan Bank
   2.500%, 04/11/06                                                                8,000         7,949,224
   2.375%, 08/15/06                                                                6,500         6,400,082
   2.875%, 08/15/06                                                               22,000        21,737,188
   2.875%, 09/15/06                                                               58,000        57,218,044
   2.625%, 10/16/06                                                               54,720        53,778,871
   2.750%, 12/15/06                                                                7,500         7,354,665
   2.625%, 02/16/07                                                               53,575        52,288,932
   3.375%, 02/23/07                                                                3,000         2,953,341
   4.500%, 05/11/07                                                               20,000        19,916,800
   3.700%, 08/15/07                                                                5,000         4,918,370
   5.865%, 09/02/08                                                                2,670         2,750,610
   3.500%, 02/13/09                                                               42,880        41,323,542
   4.250%, 05/15/09                                                               27,500        27,032,418
   3.500%, 11/03/09                                                               58,000        55,417,550
   4.000%, 11/13/09                                                               15,000        14,563,095
   6.500%, 11/13/09                                                                5,000         5,310,145
Tennessee Valley Authority
   5.375%, 11/13/08                                                               57,620        58,672,602
                                                                                           ---------------
TOTAL AGENCY OBLIGATIONS                                                                       738,627,763
                                                                                           ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.6%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 3.88%, 12/01/05
   (Collateralized by $4,429,000
   FHLMC Notes 4.00%, 09/22/09,
   valued at $4,340,420) to be
   repurchased at $4,276,461                                                       4,276         4,276,000
                                                                                           ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $756,771,842)                                                                      $   742,903,763
                                                                                           ===============

                 See accompanying Notes to Financial Statements.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                                     FACE
                                                                    AMOUNT^               VALUE+
                                                               ---------------   ---------------
                                                                    (000)
UNITED STATES -- (19.3%)
BONDS -- (13.8%)
Bayerische Landesbank
    3.200%, 04/15/09                                                    10,000   $     9,517,530
Citigroup, Inc.
    4.250%, 07/29/09                                                    13,575        13,263,155
General Electric Capital Corp.
~~~ 1.750%, 02/12/10                                                    20,000        14,958,674
 ~~ 2.750%, 08/17/10                                                   120,500        14,680,018
 ~~ 3.250%, 01/28/10                                                    97,640        12,101,239
Gillette Co.
    3.800%, 09/15/09                                                    34,185        33,030,949
Pfizer, Inc.
    5.625%, 04/15/09                                                    18,300        18,683,092
Toyota Motor Credit Corp.
@   4.000%, 02/12/10                                                     7,700         9,369,311
US Bank NA
    3.400%, 03/02/09                                                    30,250        28,882,851
Wal-Mart Stores, Inc.
    6.875%, 08/10/09                                                    13,590        14,473,554
Wells Fargo & Co.
    3.125%, 04/01/09                                                    32,090        30,343,020
Westdeutsche Landesbank
    6.050%, 01/15/09                                                    32,200        33,083,954
                                                                                 ---------------
TOTAL BONDS                                                                          232,387,347
                                                                                 ---------------
AGENCY OBLIGATIONS -- (5.5%)
Federal Farm Credit Bank
    4.125%, 04/15/09                                                    17,500        17,164,770
Federal Home Loan Mortgage
  Corporation
    6.625%, 09/15/09                                                    16,000        17,027,632
@   5.750%, 09/15/10                                                    38,000        49,864,550
Federal National Mortgage
  Association
    3.250%, 02/15/09                                                     9,700         9,295,471
                                                                                 ---------------
TOTAL AGENCY OBLIGATIONS                                                              93,352,423
                                                                                 ---------------
TOTAL -- UNITED STATES                                                               325,739,770
                                                                                 ---------------
CANADA -- (15.9%)
BONDS -- (15.9%)
BP Canada Finance
(A) 3.625%, 01/15/09                                                    11,394        11,066,616
British Columbia, Province of
    6.375%, 08/23/10                                                    54,600        51,525,664
Canada Housing Trust
    4.650%, 09/15/09                                                    47,900        41,922,405
Canada, Government of
    4.250%, 09/01/09                                                    37,800        32,842,729
General Electric Capital Canada
  Funding Co.
    3.650%, 06/07/10                                                    44,800        37,599,513
Ontario, Province of
    6.200%, 11/19/09                                                    50,500        46,776,510
Toyota Credit Canada, Inc.
    4.250%, 06/17/09                                                    27,600   $    23,689,040
    4.750%, 06/29/09                                                    14,300        12,484,164
    4.750%, 09/10/10                                                    11,000         9,647,292
                                                                                 ---------------
TOTAL -- CANADA                                                                      267,553,933
                                                                                 ---------------
FRANCE -- (9.9%)
BONDS -- (9.9%)
Caisse D'Amortissement de la Dette
  Sociale SA
    3.125%, 07/12/10                                                    36,400        42,928,251
Dexia Credit Local
(A) 5.500%, 01/21/09                                                    20,115        20,624,453
ERAP
    3.750%, 04/25/10                                                    14,200        17,182,187
French Treasury Note BTAN
    2.500%, 07/12/10                                                    39,000        44,838,919
Total Capital SA
(A) 3.500%, 01/05/09                                                    30,900        29,760,686
UNEDIC
    3.000%, 02/02/10                                                    10,000        11,746,551
                                                                                 ---------------
TOTAL -- FRANCE                                                                      167,081,047
                                                                                 ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (9.8%)
BONDS -- (9.8%)
Asian Development Bank
    5.9475%, 05/20/09                                                   34,000        35,316,548
European Investment Bank
 ~~ 4.000%, 04/15/09                                                    10,200         1,304,112
@   5.625%, 10/15/10                                                    39,000        51,094,607
Inter-American Development Bank
^^^ 5.625%, 06/29/09                                                    32,360        29,151,849
  ~ 1.900%, 07/08/09                                                 2,290,000        20,108,096
Oresundsbro Konsortiet
 ~~ 6.000%, 04/20/09                                                     9,000         1,214,709
World Bank (International Bank for
  Reconstruction & Development)
    5.125%, 03/13/09                                                    27,300        27,686,186
                                                                                 ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS                                                           165,876,107
                                                                                 ---------------
NETHERLANDS -- (9.7%)
BONDS -- (9.7%)
Bank Nederlandse Gemeenten NV
    3.000%, 04/15/10                                                    23,600        27,716,770
Deutsche Bahn Finance NV
    6.000%, 06/15/10                                                    12,763        16,827,996
Nederlandse Waterschapsbank NV
(A) 2.750%, 12/30/08                                                    19,300        18,198,298
Netherlands, Government
    5.500%, 07/15/10                                                    41,700        54,211,327
Rabobank Nederland NV
^^^ 4.250%, 01/05/09                                                    47,200        40,507,807
^^^ 4.000%, 09/23/10                                                     7,000         5,940,247
                                                                                 ---------------
TOTAL -- NETHERLANDS                                                                 163,402,445
                                                                                 ---------------

                                                                     FACE
                                                                    AMOUNT^               VALUE+
                                                               ---------------   ---------------
                                                                    (000)
GERMANY -- (8.3%)
BONDS -- (8.3%)
DSL Bank AG
  ~ 1.750%, 10/07/09                                                 1,450,000   $    12,518,616
Bundesobligation
    2.500%, 10/08/10                                                    26,700        30,645,945
KFW-Kreditanstalt Fuer
  Wiederaufbau AG
 ~~ 3.750%, 01/28/09                                                    15,560         1,967,766
  ~ 1.850%, 09/20/10                                                 3,930,000        34,518,429
Landeskreditbank Baden-
  Wuerttemberg Foerderbank
^^^ 4.500%, 01/26/09                                                    19,800        17,133,411
Landwirtschaftliche Rentenbank
^^^ 4.250%, 09/01/09                                                    50,100        43,274,135
                                                                                 ---------------
TOTAL -- GERMANY                                                                     140,058,302
                                                                                 ---------------
SWEDEN -- (5.2%)
BONDS -- (5.2%)
Kommuninvest I Sverige AB
    4.100%, 05/11/09                                                   156,000        19,954,991
Stockholm, Sweden
    3.375%, 03/08/10                                                   251,000        31,421,275
Swedish Government
    4.000%, 12/01/09                                                   277,000        35,644,448
                                                                                 ---------------
TOTAL -- SWEDEN                                                                       87,020,714
                                                                                 ---------------
AUSTRIA -- (4.7%)
BONDS -- (4.7%)
Asfinag
    3.250%, 10/19/09                                                    13,900        16,499,404
Austria, Republic of
~~~ 3.000%, 08/21/09                                                    30,800        24,354,026
Oesterreichische Kontrollbank AG
  ~ 1.800%, 03/22/10                                                 4,315,000        37,817,350
                                                                                 ---------------
TOTAL -- AUSTRIA                                                                      78,670,780
                                                                                 ---------------
JAPAN -- (2.8%)
BONDS -- (2.8%)
GlaxoSmithKline Capital KK
@   3.250%, 06/03/09                                                    22,800        27,013,046
Toyota Motor Credit Corp.
    0.550%, 06/30/10                                                 2,500,000        20,654,682
                                                                                 ---------------
TOTAL -- JAPAN                                                                        47,667,728
                                                                                 ---------------
NORWAY -- (2.8%)
BONDS -- (2.8%)
Eksportfinans ASA
(A) 4.375%, 07/15/09                                                    34,000   $    33,499,146
  ~ 1.800%, 06/21/10                                                 1,610,000        14,010,252
                                                                                 ---------------
TOTAL -- NORWAY                                                                       47,509,398
                                                                                 ---------------
DENMARK -- (2.8%)
BONDS -- (2.8%)
Denmark, Kingdom of
    4.000%, 08/15/08                                                   290,000        47,175,936
                                                                                 ---------------
BELGIUM -- (2.8%)
BONDS -- (2.8%)
Belgium, Kingdom of
    3.000%, 03/28/10                                                    40,000        47,025,584
                                                                                 ---------------
SPAIN -- (1.9%)
BONDS -- (1.9%)
Instituto de Credito Oficial
(A) 3.875%, 07/15/09                                                    33,045        32,131,835
                                                                                 ---------------
FINLAND -- (1.9%)
BONDS -- (1.9%)
Finland, Republic of
(A) 3.250%, 05/15/09                                                    32,700        31,446,315
                                                                                 ---------------
UNITED KINGDOM -- (1.5%)
BONDS -- (1.5%)
Network Rail Finance P.L.C.
@   3.125%, 03/30/09                                                    22,000        25,996,017
                                                                                 ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.7%)
 Repurchase Agreement, PNC
    Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by
    $12,767,000 FHLMC Notes
    4.00%, 09/22/09, valued at
    $12,511,660) to be repurchased
    at $12,327,328                                                      12,326        12,326,000
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,719,103,716)                                                           $ 1,686,681,911
                                                                                 ===============

                 See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
U.S. TREASURY OBLIGATIONS -- (31.0%)
U.S. Treasury Bonds
  11.250%, 02/15/15                                            $         5,000   $     7,482,810
  10.625%, 08/15/15                                                     11,000        16,162,267
   9.875%, 11/15/15                                                      6,000         8,506,872
   9.250%, 02/15/16                                                      9,000        12,363,750
   7.250%, 05/15/16                                                      6,000         7,289,064
   7.500%, 11/15/16                                                      4,000         4,968,436
   9.000%, 11/15/18                                                      3,200         4,516,000
U.S. Treasury Notes
   5.500%, 05/15/09                                                      5,000         5,172,655
   6.000%, 08/15/09                                                      8,000         8,429,376
   6.500%, 02/15/10                                                      6,600         7,115,367
   5.750%, 08/15/10                                                      3,600         3,802,360
   5.000%, 02/15/11                                                     14,700        15,089,315
   5.000%, 08/15/11                                                     17,000        17,481,440
   4.875%, 02/15/12                                                      9,000         9,191,601
   3.875%, 02/15/13                                                     14,300        13,759,288
                                                                                 ---------------
TOTAL U.S. TREASURY
   OBLIGATIONS                                                                       141,330,601
                                                                                 ---------------
AGENCY OBLIGATIONS -- (68.5%)
Federal Farm Credit Bank
   6.450%, 10/07/09                                                      2,000         2,117,686
   7.160%, 05/19/10                                                      3,000         3,283,647
   4.180%, 09/22/10                                                      7,000         6,815,046
   6.700%, 11/22/10                                                      2,000         2,169,236
   6.135%, 12/13/10                                                      4,000         4,234,292
   5.750%, 01/18/11                                                      9,000         9,391,932
   6.000%, 03/07/11                                                      9,000         9,491,166
   6.740%, 04/11/11                                                      1,000         1,090,000
   4.800%, 05/24/11                                                      3,300         3,297,640
   6.300%, 06/06/11                                                      2,800         3,009,028
   4.250%, 07/11/11                                                     13,600        13,224,776
   4.350%, 11/02/11                                                      8,000         7,808,384
   4.300%, 11/23/11                                                      5,500         5,352,979
   6.260%, 12/02/11                                                      2,000         2,148,588
   4.950%, 12/22/11                                                      9,000         9,061,398
   4.500%, 03/14/12                                                      8,500         8,357,311
   4.625%, 03/16/12                                                      7,000         6,892,193
   4.480%, 08/24/12                                                      4,000         3,927,300
   6.280%, 11/26/12                                                      3,000         3,262,674
   4.150%, 05/15/13                                                      4,000         3,828,880
   3.880%, 07/08/13                                                      4,000         3,754,036
   8.160%, 09/30/14                                            $         3,615   $     4,451,211
   4.700%, 12/10/14                                                      4,000         3,941,852
   4.375%, 02/17/15                                                      8,000         7,686,176
Federal Home Loan Bank
   5.315%, 12/23/08                                                     10,000        10,175,610
   5.545%, 02/17/09                                                      3,000         3,075,918
   5.950%, 03/16/09                                                      5,550         5,762,987
   5.863%, 04/22/09                                                      9,000         9,330,453
   6.730%, 06/22/09                                                      2,500         2,668,440
   6.500%, 08/14/09                                                      3,000         3,176,271
   6.500%, 11/13/09                                                      9,000         9,558,261
   3.875%, 02/12/10                                                      3,000         2,898,783
   7.375%, 02/12/10                                                      2,080         2,281,213
   7.625%, 05/14/10                                                      3,020         3,360,529
   4.125%, 08/13/10                                                      9,000         8,748,396
   6.625%, 11/15/10                                                      1,000         1,078,794
   5.875%, 02/15/11                                                      7,000         7,306,915
   4.500%, 05/13/11                                                      2,045         2,009,319
   7.200%, 06/14/11                                                      3,000         3,341,490
   5.750%, 08/15/11                                                     12,000        12,514,572
   5.750%, 05/15/12                                                     16,300        17,127,812
   4.500%, 11/15/12                                                      8,000         7,850,240
   3.875%, 06/14/13                                                      3,600         3,374,914
   4.500%, 09/16/13                                                     11,000        10,728,355
   5.250%, 06/18/14                                                     14,000        14,342,902
   4.500%, 11/14/14                                                      4,000         3,893,680
Tennessee Valley Authority
   5.625%, 01/18/11                                                     14,000        14,507,654
   6.790%, 05/23/12                                                      9,000         9,950,670
   6.000%, 03/15/13                                                      9,000         9,629,811
   6.250%, 12/15/17                                                      5,000         5,554,575
                                                                                 ---------------
TOTAL AGENCY OBLIGATIONS                                                             312,845,995
                                                                                 ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital
    Markets, Inc. 3.88%, 12/01/05
    (Collateralized by $2,381,000
    FHLMC Notes 4.00%, 09/22/09,
    valued at $2,333,380) to be
    repurchased at $2,298,248                                            2,298         2,298,000
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $453,823,961)                                                             $   456,474,596
                                                                                 ===============

                 See accompanying Notes to Financial Statements.

                     DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
MUNICIPAL BONDS -- (61.8%)
ALABAMA -- (2.0%)
Alabama State Department of
  Dock Facilities Revenue Bonds
    6.000%, 10/01/08                                           $         1,000   $     1,069,910
Alabama State Federal Highway
  Finance Authority Series A
  Revenue Bonds
    5.000%, 03/01/09                                                     4,000         4,190,760
Alabama Water Pollution Control
  Authority Revenue Bonds
    5.000%, 08/15/08                                                     2,160         2,249,294
City of Huntsville, Alabama
  General Obligations
    4.500%, 08/01/07                                                     1,000         1,018,170
Jefferson County, Alabama Series A
  General Obligations
    5.000%, 04/01/08                                                     1,300         1,346,592
                                                                                 ---------------
TOTAL ALABAMA                                                                          9,874,726
                                                                                 ---------------
ARIZONA -- (1.6%)
Arizona State Transportation Board
  Revenue Bonds
    5.250%, 07/01/08                                                     3,000         3,139,290
City of Scottsdale, Arizona
  General Obligations
    5.000%, 07/01/08                                                     2,250         2,342,407
Phoenix, Arizona Civic Improvement
  Corp. Water System Revenue Bonds
    5.000%, 07/01/08                                                     1,500         1,559,730
Pima County, Arizona
  General Obligations
    5.100%, 07/01/07                                                     1,000         1,027,490
                                                                                 ---------------
TOTAL ARIZONA                                                                          8,068,917
                                                                                 ---------------
ARKANSAS -- (1.4%)
Fort Smith, Arkansas Water & Sewer
  Redevelopment Revenue Bonds
    5.000%, 10/01/09                                                     2,850         3,007,833
State of Arkansas General
  Obligations
    5.500%, 08/01/09                                                     3,885         4,158,892
                                                                                 ---------------
TOTAL ARKANSAS                                                                         7,166,725
                                                                                 ---------------
COLORADO -- (0.2%)
Jefferson County, Colorado School
  District General Obligations
    5.500%, 12/15/06                                                     1,000         1,022,960
                                                                                 ---------------
CONNECTICUT -- (3.4%)
City of Stamford, Connecticut
  General Obligations
    5.000%, 07/15/09                                                     2,000         2,114,780
Connecticut State General
  Obligations
    5.000%, 12/15/09                                                     4,000         4,232,800
Connecticut State Special Obligation
  Rate Reduction Series A
  Revenue Bonds
    5.000%, 06/30/09                                           $         5,000   $     5,263,200
State of Connecticut Health
  Education Refunding Bonds
    4.500%, 03/15/09                                                     5,600         5,799,864
                                                                                 ---------------
TOTAL CONNECTICUT                                                                     17,410,644
                                                                                 ---------------
DELAWARE -- (0.4%)
Delaware Transportation Authority
  Series B Revenue Bonds
    5.250%, 07/01/07                                                     1,000         1,030,230
State of Delaware Series B
  General Obligations
    5.000%, 05/01/07                                                     1,000         1,023,960
                                                                                 ---------------
TOTAL DELAWARE                                                                         2,054,190
                                                                                 ---------------
FLORIDA -- (2.6%)
Florida State Board of Education
  Series C General Obligations
    4.000%, 06/01/09                                                     4,000         4,083,600
Florida State Board of Education
  Series H General Obligations
    5.000%, 06/01/08                                                     2,000         2,080,100
Gainesville, Florida Utility System
  Revenue Bonds
    5.000%, 10/01/09                                                     4,000         4,225,920
Jacksonville, Florida Excise Taxes
  Revenue Bonds
    5.250%, 10/01/07                                                     1,000         1,034,160
Orlando and Orange County,
  FL Expressway
    4.000%, 07/01/06                                                     1,775         1,783,147
                                                                                 ---------------
TOTAL FLORIDA                                                                         13,206,927
                                                                                 ---------------
GEORGIA -- (2.2%)
State of Georgia General Obligations
    5.250%, 08/01/07                                                     1,000         1,031,780
    5.750%, 08/01/07                                                     2,165         2,251,102
    5.750%, 09/01/07                                                     1,000         1,041,710
    6.700%, 08/01/08                                                     2,000         2,173,020
    6.250%, 04/01/09                                                     2,000         2,183,440
    5.800%, 11/01/09                                                     2,010         2,188,046
                                                                                 ---------------
TOTAL GEORGIA                                                                         10,869,098
                                                                                 ---------------
HAWAII -- (0.8%)
Honolulu, Hawaii General
  Obligations Pre-Refunded
    5.000%, 03/01/10                                                     1,255         1,331,542
Honolulu, Hawaii General
  Obligations Un-Refunded
    5.000%, 03/01/10                                                       745           788,024

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
State of Hawaii
  General Obligations
    5.000%, 04/01/08                                           $         2,000   $     2,072,140
                                                                                 ---------------
TOTAL HAWAII                                                                           4,191,706
                                                                                 ---------------
ILLINOIS -- (2.4%)
Central Lake County, Illinois
  General Obligations
    6.000%, 02/01/08                                                     1,000         1,053,970
Chicago Metropolitan Water
  Reclamation District
  General Obligations
    5.500%, 12/01/08                                                     2,000         2,117,820
Chicago, Illinois Public Building
  Commission Revenue Bonds
    5.000%, 03/01/08                                                     1,000         1,034,600
Chicago, Illinois Tax Increment
    5.500%, 01/01/07                                                       970           992,068
Du Page, Cook & Will Counties
  Community College District
  General Obligations
    5.000%, 06/01/08                                                     2,175         2,257,367
Du Page, Illinois Water Commission
  General Obligations
    5.000%, 03/01/07                                                     1,000         1,020,300
State of Illinois First Series
  General Obligations
    5.250%, 04/01/07                                                       600           614,832
State of Illinois General Obligations
    5.500%, 04/01/09                                                     3,000         3,194,250
                                                                                 ---------------
TOTAL ILLINOIS                                                                        12,285,207
                                                                                 ---------------
INDIANA -- (0.8%)
Indianapolis, Indiana Local
  Improvement Revenue Bonds
    6.500%, 01/01/08                                                     1,000         1,062,320
Ivy Technical State College
  Revenue Bonds
    5.000%, 07/01/08                                                     1,000         1,038,560
Logansport Multi-Purpose School
  Building Corp. Revenue Bonds
    4.250%, 07/05/08                                                     1,000         1,020,330
Valparaiso, Indiana School Building
  Corp. Revenue Bonds
    4.500%, 01/05/07                                                     1,000         1,012,320
                                                                                 ---------------
TOTAL INDIANA                                                                          4,133,530
                                                                                 ---------------
IOWA -- (0.8%)
Des Moines, Iowa General Obligations
    5.000%, 06/01/09                                                     3,680         3,864,736
                                                                                 ---------------
KANSAS -- (0.6%)
Johnson County, Kansas
  General Obligations
    5.250%, 09/01/07                                                     1,000         1,033,150
Kansas State Development Finance
  Authority Revenue Bonds
    5.000%, 10/01/07                                           $         1,000   $     1,029,780
Wyandotte County, Kansas
  City, Kansas
    5.000%, 09/01/07                                                     1,000         1,029,130
                                                                                 ---------------
TOTAL KANSAS                                                                           3,092,060
                                                                                 ---------------
KENTUCKY -- (0.6%)
Kentucky State Turnpike Authority
  Revenue Bonds
    5.500%, 07/01/08                                                     3,000         3,155,340
                                                                                 ---------------
LOUISIANA -- (0.8%)
Calcasieu Parish, Louisiana
  General Obligations
    4.600%, 08/15/06                                                       700           706,356
New Orleans, Louisiana Certificates of
  Indebtedness General Obligations
    5.000%, 03/01/08                                                     1,000         1,031,980
Shreveport, Louisiana Series A
  Certificates of Indebtedness
    5.000%, 10/01/07                                                     1,000         1,028,170
St. Tammany Parish, Louisiana
  Revenue Bonds
    6.000%, 04/01/07                                                     1,000         1,033,810
                                                                                 ---------------
TOTAL LOUISIANA                                                                        3,800,316
                                                                                 ---------------
MARYLAND -- (2.1%)
State of Maryland
  General Obligations
    5.000%, 07/15/07                                                     2,000         2,054,760
    5.000%, 07/15/08                                                     2,000         2,085,860
    5.250%, 02/01/09                                                     5,000         5,289,700
Washington Suburban Sanitation
  District General Obligations
    5.250%, 06/01/08                                                     1,000         1,046,710
                                                                                 ---------------
TOTAL MARYLAND                                                                        10,477,030
                                                                                 ---------------
MASSACHUSETTS -- (0.6%)
Boston, Massachusetts Series A
  General Obligations
    5.000%, 02/01/08                                                     1,000         1,035,260
State of Massachusetts Series C
  General Obligations
    5.250%, 12/01/07                                                     2,000         2,071,740
                                                                                 ---------------
TOTAL MASSACHUSETTS                                                                    3,107,000
                                                                                 ---------------
MICHIGAN -- (1.6%)
Detroit, Michigan City School District
  Series B General Obligations
    4.500%, 05/01/08                                                     1,000         1,027,270
Fraser Public School District
  General Obligations
    5.150%, 05/01/08                                                     1,000         1,042,180

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
Michigan Municipal Bond Authority
  Revenue Bonds
    5.250%, 10/01/07                                           $         1,000   $     1,033,980
    5.250%, 10/01/08                                                     3,000         3,149,670
Michigan State Comprehensive
  Transportation Series A
  Revenue Bonds
    5.750%, 05/15/07                                                     1,000         1,034,260
Wayne County, Michigan Community
  College General Obligations
    5.000%, 07/01/07                                                     1,000         1,025,200
                                                                                 ---------------
TOTAL MICHIGAN                                                                         8,312,560
                                                                                 ---------------
MINNESOTA -- (2.0%)
Metropolitan Council of Minneapolis
  and St. Paul General Obligations
    4.000%, 02/01/08                                                     1,200         1,218,300
State of Minnesota
  General Obligations
    4.500%, 08/01/06                                                     2,590         2,611,911
    5.500%, 11/01/06                                                     2,250         2,295,765
    5.000%, 11/01/07                                                     1,000         1,031,680
    5.000%, 08/01/09                                                     2,600         2,745,418
                                                                                 ---------------
TOTAL MINNESOTA                                                                        9,903,074
                                                                                 ---------------
MISSISSIPPI -- (1.0%)
Rankin County, Mississippi School
  District General Obligations
    4.500%, 02/01/07                                                     1,000         1,012,550
State of Mississippi
  General Obligations
    5.000%, 10/01/09                                                     4,000         4,201,040
                                                                                 ---------------
TOTAL MISSISSIPPI                                                                      5,213,590
                                                                                 ---------------
MISSOURI -- (0.6%)
State of Missouri
  General Obligations
    5.000%, 08/01/08                                                     3,000         3,130,080
                                                                                 ---------------
NEVADA -- (1.7%)
Clark County, Nevada School District
  General Obligations
    4.000%, 06/01/09                                                     3,540         3,608,145
Las Vegas, Nevada Valley Water
  Distribution Series B
  General Obligations
    5.250%, 06/01/09                                                     2,830         2,999,913
State of Nevada General Obligations
    5.375%, 10/01/08                                                     2,100         2,212,350
                                                                                 ---------------
TOTAL NEVADA                                                                           8,820,408
                                                                                 ---------------
NEW HAMPSHIRE -- (0.2%)
New Hampshire State Turnpike
  Systems Revenue Bonds
    5.000%, 10/01/06                                                     1,000         1,014,530
                                                                                 ---------------
NEW JERSEY -- (1.5%)
New Jersey State Transportation
  Trust Fund Authority
    5.375%, 12/15/07                                           $         1,000   $     1,038,570
    5.250%, 12/15/09                                                     6,130         6,529,676
                                                                                 ---------------
TOTAL NEW JERSEY                                                                       7,568,246
                                                                                 ---------------
NEW MEXICO -- (0.3%)
New Mexico State Severance
  Tax Series
    5.000%, 07/01/07                                                       550           564,113
    5.000%, 07/01/07                                                     1,000         1,025,970
                                                                                 ---------------
TOTAL NEW MEXICO                                                                       1,590,083
                                                                                 ---------------
NEW YORK -- (1.8%)
Long Island Power Authority
  Series A Revenue Bonds
    5.250%, 12/01/05                                                     1,000         1,000,000
Municipal Assistance Corp. for the
  City of New York Revenue Bonds
    6.000%, 07/01/07                                                     1,000         1,043,040
Nassau County, New York Interim
  Finance Authority Series A
  Revenue Bonds
    5.000%, 11/15/09                                                     3,415         3,613,753
New York State Thruway Authority
  Series A Revenue Bonds
    5.000%, 04/01/09                                                     3,500         3,685,605
                                                                                 ---------------
TOTAL NEW YORK                                                                         9,342,398
                                                                                 ---------------
NORTH CAROLINA -- (1.9%)
Durham County, North Carolina
  General Obligations
    5.500%, 04/01/09                                                     3,000         3,205,920
North Carolina State Public
  Improvements General Obligations
    5.500%, 03/01/08                                                     1,000         1,047,710
State of North Carolina
  General Obligations
    5.000%, 03/01/09                                                     4,000         4,203,280
University of North Carolina
  Revenue Bonds
    5.000%, 04/01/08                                                     1,000         1,038,570
                                                                                 ---------------
TOTAL NORTH CAROLINA                                                                   9,495,480
                                                                                 ---------------
OHIO -- (2.5%)
Franklin County, Ohio
  General Obligations
    5.500%, 12/01/07                                                     1,000         1,042,210
Ohio State Building Authority
  Revenue Bonds
    5.500%, 10/01/08                                                     1,500         1,587,750
Ohio State Higher Education Capital
  Facilities Revenue Bonds
    5.000%, 12/01/08                                                     5,000         5,222,650

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
Ohio State Higher Education Capital
  Facilities Series II Revenue Bonds
    5.250%, 12/01/06                                           $         1,000   $     1,019,500
Ohio State Water Development
  Authority Revenue Bonds
    5.000%, 06/01/08                                                     2,500         2,599,525
State of Ohio Highway Improvement
  General Obligations
    5.500%, 05/01/07                                                     1,000         1,029,660
                                                                                 ---------------
TOTAL OHIO                                                                            12,501,295
                                                                                 ---------------
OKLAHOMA -- (0.8%)
Grand River Dam Authority of
  Oklahoma Revenue Bonds
    5.750%, 06/01/08                                                     4,000         4,231,320
                                                                                 ---------------
OREGON -- (1.9%)
Oregon State Deparment of
  Transportation Revenue Bonds
    5.000%, 11/15/06                                                       900           914,598
Oregon State Department of
  Administrative Services
  Revenue Bonds
    5.250%, 04/01/08                                                     2,000         2,085,940
Salem-Keizer, Oregon School
  District General Obligations
    5.000%, 06/15/09                                                     6,055         6,382,697
                                                                                 ---------------
TOTAL OREGON                                                                           9,383,235
                                                                                 ---------------
PENNSYLVANIA -- (3.6%)
Allegheny County, Pennsylvania
  Sanitation Authority
    5.000%, 12/01/07                                                     1,000         1,032,070
Berks County, Pennsylvania
  General Obligations
    6.350%, 11/15/07                                                     1,500         1,584,870
Pennsylvania Intergovernmental
  Cooperative Authority
  Special Tax
    5.000%, 06/15/08                                                     1,000         1,040,650
Pittsburgh, Pennsylvania School
  District General Obligations
    5.000%, 09/01/07                                                     1,000         1,028,280
State of Pennsylvania
  General Obligations
    5.000%, 01/15/07                                                       650           661,934
    5.500%, 07/01/07                                                     6,280         6,493,708
    5.250%, 10/01/07                                                     3,090         3,193,361
    5.000%, 10/01/09                                                     2,950         3,118,799
                                                                                 ---------------
TOTAL PENNSYLVANIA                                                                    18,153,672
                                                                                 ---------------
SOUTH CAROLINA -- (0.9%)
Piedmont Municipal Power Agency
  Electric Revenue Bonds
  Series 1985B
    6.125%, 01/01/07                                           $         1,000   $     1,029,060
Richland County, South Carolina
  General Obligations
    5.000%, 02/01/10                                                     1,500         1,591,020
State of South Carolina
  General Obligations
    5.000%, 04/01/09                                                     1,900         1,997,698
                                                                                 ---------------
TOTAL SOUTH CAROLINA                                                                   4,617,778
                                                                                 ---------------
TENNESSEE -- (1.9%)
Knox County, Tennessee
  General Obligations
    4.500%, 04/01/08                                                     2,000         2,050,000
Metro Government Nashville &
  Davidson Counties
  General Obligations
    5.000%, 11/15/08                                                     2,000         2,089,480
Metro Government of Nashville &
  Davidson Counties Series A
  Prerefunded General Obligations
    5.250%, 10/15/07                                                       790           816,979
Metro Government of Nashville &
  Davidson Counties Series B
  Unrefunded General Obligations
    5.250%, 10/15/07                                                       210           217,172
Shelby County, Tennessee
  General Obligations
    5.000%, 04/01/09                                                     4,195         4,399,926
                                                                                 ---------------
TOTAL TENNESSEE                                                                        9,573,557
                                                                                 ---------------
TEXAS -- (4.0%)
Dallas, Texas Waterworks &
  Sewer System
    5.250%, 10/01/08                                                     3,000         3,146,340
Houston, Texas
  General Obligations
    5.500%, 03/01/06                                                        70            70,365
    5.500%, 03/01/06                                                       430           432,288
Lower Colorado River Authority
  Revenue Bonds
    5.250%, 05/15/08                                                     1,000         1,043,980
San Antonio, Texas Pre Refunded
  General Obligations
    5.000%, 08/01/07                                                        20            20,504
San Antonio, Texas Unrefunded
  General Obligations
    5.000%, 08/01/07                                                       980         1,005,950
State of Texas General Obligations
    5.000%, 08/01/09                                                     4,000         4,206,840

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
Texas A&M University Revenue Bonds
    5.375%, 05/15/08                                           $         1,360   $     1,423,444
    5.000%, 05/15/09                                                     4,000         4,199,640
Texas State University Systems
  Financing Revenue Bonds
    5.000%, 03/15/09                                                     2,245         2,354,691
Trinity River Authority Texas Regional
  Wastewater System Revenue Bonds
    5.500%, 08/01/08                                                     2,200         2,318,558
                                                                                 ---------------
TOTAL TEXAS                                                                           20,222,600
                                                                                 ---------------
UTAH -- (1.4%)
Salt Lake City, Utah
  General Obligations
    5.250%, 06/15/07                                                     1,000         1,029,720
Salt Lake County, Utah Municipal
  Building Authority Lease
  Revenue Bonds
    5.000%, 10/01/08                                                     1,800         1,874,826
State of Utah General Obligations
    4.000%, 07/01/08                                                     3,000         3,048,360
Utah State Board of Regents
  Revenue Bonds
    5.250%, 04/01/08                                                     1,000         1,041,830
                                                                                 ---------------
TOTAL UTAH                                                                             6,994,736
                                                                                 ---------------
VERMONT -- (0.2%)
Vermont Public Power Supply Authority
    4.000%, 07/01/07                                                     1,000         1,009,700
                                                                                 ---------------
VIRGINIA -- (4.8%)
Arlington County, Virginia
  General Obligations
    4.000%, 01/15/09                                                     4,000         4,082,040
Fairfax Country, Virginia
  General Obligations
    5.000%, 06/01/09                                                     3,465         3,654,120
Richmond, Virginia
  General Obligations
    5.000%, 07/15/07                                                     1,000         1,027,380
State of Virginia
  General Obligations
    3.500%, 06/01/07                                                     2,310         2,321,411
Virginia Commonwealth
  Transportation Board Federal
  Highway Reimbursement Notes
    5.000%, 10/01/09                                                     5,000         5,280,550
Virginia State Public Building
  Authority Revenue Bonds
    5.000%, 08/01/09                                                     4,000         4,215,280
Virginia State Public School
  Authority Pre-Refunded
    5.250%, 08/01/09                                                        25            26,594
Virginia State Public School
  Authority Un-Refunded
    5.250%, 08/01/09                                           $         3,475   $     3,690,381
                                                                                 ---------------
TOTAL VIRGINIA                                                                        24,297,756
                                                                                 ---------------
WASHINGTON -- (3.1%)
Grant County, Washington Public
  Utility Series H Revenue Bonds
    5.000%, 01/01/10                                                     2,000         2,111,340
King County, Washington
  Sewer Revenue Bonds
    5.250%, 01/01/08                                                     2,000         2,075,000
Seattle, Washington Drain &
  Wastewater Revenue Bonds
    4.000%, 07/01/08                                                     1,000         1,015,620
Seattle, Washington Light &
  Power Authority Revenue Bonds
    4.000%, 08/01/09                                                     5,940         6,049,058
Snohomish County, Washington
  School District Revenue Bonds
    4.500%, 06/01/09                                                     3,500         3,624,460
State of Washington
  General Obligations
    5.500%, 09/01/07                                                     1,000         1,035,970
                                                                                 ---------------
TOTAL WASHINGTON                                                                      15,911,448
                                                                                 ---------------
WISCONSIN -- (0.8%)
Muskego Norway, Wisconsin School
  District General Obligations
    5.000%, 04/01/07                                                     1,000         1,021,770
State of Wisconsin
  General Obligations
    5.000%, 05/01/07                                                     1,000         1,022,990
    5.250%, 05/01/09                                                     2,000         2,117,320
                                                                                 ---------------
TOTAL WISCONSIN                                                                        4,162,080
                                                                                 ---------------
TOTAL MUNICIPAL BONDS                                                                313,230,738
                                                                                 ---------------
TAX EXEMPT
  COMMERCIAL PAPER -- (37.0%)
ARIZONA -- (3.1%)
City of Mesa, Arizona
  Municipal Bonds
    2.820%, 01/06/06                                                     4,000         3,999,907
Salt River Project
  Agricultural Improvement
    2.730%, 12/01/05                                                       500           500,000
    2.670%, 12/08/05                                                     4,000         3,999,899
    2.820%, 02/16/06                                                     5,000         4,994,450
    2.820%, 02/22/06                                                     2,500         2,497,000
                                                                                 ---------------
TOTAL ARIZONA                                                                         15,991,256
                                                                                 ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
CONNECTICUT -- (0.6%)
State of Connecticut Health
  and Education
    2.770%, 02/24/06                                           $         2,000   $     1,997,900
    2.820%, 03/16/06                                                     1,000           998,740
                                                                                 ---------------
TOTAL CONNECTICUT                                                                      2,996,640
                                                                                 ---------------
FLORIDA -- (1.0%)
Jacksonville, Florida Electric
    2.800%, 02/07/06                                                     1,000           998,960
Sunshine State Government
  Finance
    3.100%, 01/11/06                                                     1,555         1,555,000
    2.710%, 02/28/06                                                     2,450         2,445,859
                                                                                 ---------------
TOTAL FLORIDA                                                                          4,999,819
                                                                                 ---------------
GEORGIA -- (2.4%)
Burke County, Georgia
  Development Authority
    2.700%, 12/05/05                                                     6,000         6,000,000
    2.770%, 12/06/05                                                     1,000         1,000,000
    2.740%, 12/07/05                                                     5,000         5,000,000
                                                                                 ---------------
TOTAL GEORGIA                                                                         12,000,000
                                                                                 ---------------
MARYLAND -- (2.2%)
  Maryland Health & Higher Education
    2.770%, 01/11/06                                                     3,000         2,998,790
    2.800%, 01/17/06                                                     4,000         3,997,932
    2.700%, 02/01/06                                                     3,000         2,996,760
    3.050%, 03/08/06                                                     1,000           999,550
                                                                                 ---------------
TOTAL MARYLAND                                                                        10,993,032
                                                                                 ---------------
MASSACHUSETTS -- (5.3%)
Massachusetts Health &
  Education Facility
    2.800%, 01/18/06                                                     2,003         2,001,590
    3.100%, 02/02/06                                                     1,000           999,830
    2.800%, 02/03/06                                                     2,000         1,998,040
    2.840%, 02/21/06                                                     3,000         2,996,700
Massachusetts Port Authority
    3.000%, 01/04/06                                                     1,000         1,000,000
    2.770%, 02/14/06                                                     5,000         4,993,800
    2.770%, 02/21/06                                                     3,000         2,995,950
Massachusetts Water
  Resource Authority
    2.720%, 01/04/06                                                     3,000         2,999,609
    2.720%, 01/04/06                                                     2,000         1,999,739
    2.720%, 01/09/06                                                     3,000         2,998,323
    2.720%, 01/10/06                                                     2,000         1,998,907
                                                                                 ---------------
TOTAL MASSACHUSETTS                                                                   26,982,488
                                                                                 ---------------
MINNESOTA -- (0.6%)
University of Minnesota
    3.150%, 01/09/06                                                     3,000         3,000,000
                                                                                 ---------------
NEBRASKA -- (2.0%)
Omaha Public Power District
    2.820%, 02/10/06                                           $         4,100   $     4,095,818
    2.800%, 02/23/06                                                     2,000         1,997,440
    2.760%, 02/27/06                                                     4,000         3,994,040
                                                                                 ---------------
TOTAL NEBRASKA                                                                        10,087,298
                                                                                 ---------------
NEW YORK -- (1.4%)
Dormitory Authority of New York
    3.000%, 01/10/06                                                     5,000         5,000,000
New York State Environmental
  Quality General Obligations
    2.820%, 02/02/06                                                     2,000         1,998,460
                                                                                 ---------------
TOTAL NEW YORK                                                                         6,998,460
                                                                                 ---------------
SOUTH CAROLINA -- (1.7%)
South Carolina Public Service
    3.100%, 02/09/06                                                     4,955         4,954,108
    2.850%, 03/02/06                                                     2,000         1,997,240
    2.820%, 03/06/06                                                     1,750         1,747,288
                                                                                 ---------------
TOTAL SOUTH CAROLINA                                                                   8,698,636
                                                                                 ---------------
TENNESSEE -- (0.8%)
Tennessee State School
  Board Authority
    2.800%, 02/08/06                                                     1,400         1,399,216
    2.850%, 03/03/06                                                     2,790         2,786,122
                                                                                 ---------------
TOTAL TENNESSEE                                                                        4,185,338
                                                                                 ---------------
TEXAS -- (13.8%)
City of San Antonio, Texas Electric
    2.820%, 01/12/06                                                     2,100         2,099,132
    2.800%, 01/19/06                                                     5,000         4,996,385
Dallas Area Rapid Transit
    2.750%, 01/05/06                                                     9,000         8,999,174
    2.760%, 01/23/06                                                     1,000           999,126
Harris County, Texas
  General Obligations
    3.050%, 01/13/06                                                     4,400         4,399,908
    3.150%, 02/08/06                                                     2,070         2,069,959
    2.800%, 02/15/06                                                     1,439         1,437,331
Houston, Texas General Obligations
    2.920%, 01/12/06                                                     3,000         2,999,277
    2.920%, 03/07/06                                                     3,000         2,996,520
Plano, Texas Health Facility
    2.800%, 01/03/06                                                     8,500         8,499,860
    2.800%, 01/06/06                                                     2,000         1,999,965
Texas Public Finance Authority
    2.820%, 02/13/06                                                     3,000         2,996,790
    3.150%, 03/07/06                                                     1,700         1,699,592
Texas Tech University
  Board of Regents
    3.050%, 03/01/06                                                     3,000         2,998,740
    2.920%, 03/08/06                                                     9,000         8,989,380

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
University of Texas Board of Regents
    2.720%, 01/09/06                                           $         3,000   $     2,998,323
    2.700%, 01/24/06                                                     7,000         6,992,812
    2.750%, 02/06/06                                                     2,000         1,997,660
                                                                                 ---------------
TOTAL TEXAS                                                                           70,169,934
                                                                                 ---------------
UTAH -- (1.4%)
Intermountain Power Agency
    3.100%, 12/13/05                                                     1,000         1,000,000
    2.720%, 12/19/05                                                     1,000         1,000,000
    2.750%, 12/20/05                                                     2,000         1,999,981
    2.760%, 12/23/05                                                     3,000         2,999,936
                                                                                 ---------------
TOTAL UTAH                                                                             6,999,917
                                                                                 ---------------
VIRGINIA -- (0.5%)
IDA of The City of Hampton, Virginia
    2.820%, 02/17/06                                                     2,600         2,597,504
                                                                                 ---------------
WISCONSIN -- (0.2%)
State of Wisconsin General Obligations
    2.820%, 01/03/06                                           $         1,095   $     1,095,018
                                                                                 ---------------
TOTAL TAX EXEMPT COMMERCIAL
  PAPER                                                                              187,795,340
                                                                                 ---------------

                                                                   SHARES
                                                               ---------------
                                                                    (000)
TEMPORARY CASH
  INVESTMENTS -- (1.2%)
BlackRock Liquidity Funds
  MuniFund Portfolio                                                     5,868         5,867,669
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $512,347,261)                                                            $   506,893,747
                                                                                 ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                          U.S.            ENHANCED          U.S.              U.S.
                                         LARGE           U.S. LARGE       LARGE CAP         SMALL XM
                                        COMPANY           COMPANY           VALUE            VALUE
                                       PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                     --------------    -------------     ------------    --------------
ASSETS:
Investments in Affiliated
  Investment Companies at Value      $    2,088,373    $     313,577     $  4,046,751    $      172,636
Receivables:
  Investment Securities Sold                     --               --               --               337
  Fund Shares Sold                            2,173              199            6,295                67
Prepaid Expenses and Other Assets                21               23               48                 9
                                     --------------    -------------     ------------    --------------
    Total Assets                          2,090,567          313,799        4,053,094           173,049
                                     --------------    -------------     ------------    --------------
LIABILITIES:
Payables:
  Investment Securities Purchased             1,070              106            5,254                --
  Fund Shares Redeemed                        1,103               93            1,041               404
  Due to Advisor                                114               39              498                43
Accrued Expenses and Other
  Liabilities                                   152               18              218                 7
                                     --------------    -------------     ------------    --------------
    Total Liabilities                         2,439              256            7,011               454
                                     --------------    -------------     ------------    --------------
NET ASSETS                           $    2,088,128    $     313,543     $  4,046,083    $      172,595
                                     ==============    =============     ============    ==============
SHARES OUTSTANDING $0.01 PAR VALUE       56,762,923       31,931,661      184,510,813         9,960,708
                                     ==============    =============     ============    ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE         $        36.79    $        9.82     $      21.93    $        17.33
                                     ==============    =============     ============    ==============
Investments in Affiliated
  Investment Companies at Cost       $    1,692,354    $     276,539     $  2,992,882    $      134,687
                                     ==============    =============     ============    ==============

                                          U.S.              U.S.            U.S.              U.S.
                                       SMALL CAP            CORE            CORE             SMALL
                                         VALUE            EQUITY 1        EQUITY 2            CAP
                                       PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                     --------------    -------------     ------------    --------------
ASSETS:
Investments in Affiliated
  Investment Companies at Value      $    6,926,206               --               --    $    2,642,467
Investments at Value                             --    $     122,630     $    180,576                --
Temporary Cash Investments at
  Value (Cost $0, $4,274,
  $6,779, and $0, respectively)                  --            4,274            6,779                --
Cash                                             --                3               --                --
Receivables:
  Investment Securities Sold                     --                1                1                --
  Dividends and Interest                         --              207              285                --
  Fund Shares Sold                            3,866              676            2,599             1,282
Prepaid Expenses and Other Assets                54                1                2                21
Deferred Offering Costs                          --               18               18                --
                                     --------------    -------------     ------------    --------------
    Total Assets                          6,930,126          127,810          190,260         2,643,770
                                     --------------    -------------     ------------    --------------
LIABILITIES:
Payables:
  Investment Securities Purchased             2,451            4,193            8,141               801
  Fund Shares Redeemed                        1,415               --               --               481
  Due to Advisor                              1,725               12               21               710
Accrued Expenses and Other
  Liabilities                                   301               14               20               108
                                     --------------    -------------     ------------    --------------
    Total Liabilities                         5,892            4,219            8,182             2,100
                                     --------------    -------------     ------------    --------------
NET ASSETS                           $    6,924,234    $     123,591     $    182,078    $    2,641,670
                                     ==============    =============     ============    ==============
SHARES OUTSTANDING $0.01 PAR VALUE      240,885,164       12,095,293       17,787,710       127,308,820
                                     ==============    =============     ============    ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE         $        28.74    $       10.22     $      10.24    $        20.75
                                     ==============    =============     ============    ==============
Investments in Affiliated
  Investment Companies at Cost       $    4,713,777    $          --     $         --    $    2,073,793
                                     ==============    =============     ============    ==============
Investments at Cost                  $           --    $     120,122     $    176,039    $           --
                                     ==============    =============     ============    ==============

                 See accompanying Notes to Financial Statements.

                                          U.S.              DFA             LARGE        INTERNATIONAL
                                         MICRO          REAL ESTATE          CAP              CORE
                                          CAP            SECURITIES     INTERNATIONAL        EQUITY
                                       PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                     --------------    -------------     ------------    --------------
ASSETS:
Investments in Affiliated
  Investment Companies at Value      $    3,950,942               --               --                --
Investments at Value (including
  $0, $56,763, $39,580,
  and $0 of securities on loan,
  respectively)                                  --    $   1,820,882     $  1,120,787    $      119,553
Temporary Cash Investments at
  Value (Cost $0, $71,641,
  $43,350 and $3,405, respectively)              --           71,641           43,350             3,405
Foreign Currencies at Value                      --               --            2,060             3,726
Cash                                             --                1               15                16
Receivables:
  Investment Securities Sold                     --               --              193                --
  Dividends, Interest, and Tax
    Reclaims                                     --            2,590            2,785               188
  Securities Lending Income                      --                9               49                --
  Fund Shares Sold                            2,011            1,671              648             1,268
Prepaid Expenses and Other Assets                38               60               20                 1
Deferred Offering Costs                          --               --               --                18
                                     --------------    -------------     ------------    --------------
    Total Assets                          3,952,991        1,896,854        1,169,907           128,175
                                     --------------    -------------     ------------    --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned               --           58,717           39,759                --
  Investment Securities Purchased               967               --            3,952             6,861
  Fund Shares Redeemed                        1,044              852              349                --
  Due to Advisor                              1,295              446              233                21
Accrued Expenses and Other
  Liabilities                                   174              189              159                44
                                     --------------    -------------     ------------    --------------
    Total Liabilities                         3,480           60,204           44,452             6,926
                                     --------------    -------------     ------------    --------------
NET ASSETS                           $    3,949,511    $   1,836,650     $  1,125,455    $      121,249
                                     ==============    =============     ============    ==============
SHARES OUTSTANDING $0.01 PAR VALUE      248,234,394       71,317,655       59,230,123        12,035,674
                                     ==============    =============     ============    ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE         $        15.91    $       25.75     $      19.00    $        10.07
                                     ==============    =============     ============    ==============
Investments in Affiliated
  Investment Companies at Cost       $    2,627,717    $          --     $         --    $           --
                                     ==============    =============     ============    ==============
Investments at Cost                  $           --    $   1,248,729     $    909,813    $      118,157
                                     ==============    =============     ============    ==============
Foreign Currencies at Cost           $           --    $          --     $      2,060    $        3,719
                                     ==============    =============     ============    ==============

                                                                            ASIA            UNITED
                                     INTERNATIONAL        JAPANESE         PACIFIC          KINGDOM
                                         SMALL             SMALL            SMALL            SMALL
                                        COMPANY           COMPANY          COMPANY          COMPANY
                                       PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                     --------------    -------------     ------------    --------------
ASSETS:
Investments in Affiliated
  Investment Companies at Value      $    2,724,572    $     170,022     $     38,920    $       20,578
Temporary Cash Investments at
  Value (Cost $462, $0, $0,
  and $0, respectively)                         462               --               --                --
Cash                                             16               --               --                --
Receivables:
  From Advisor                                   --               --                4                --
  Fund Shares Sold                            1,735              841                3                --
Prepaid Expenses and Other Assets                16               41                8                 8
                                     --------------    -------------     ------------    --------------
    Total Assets                          2,726,801          170,904           38,935            20,586
                                     --------------    -------------     ------------    --------------
LIABILITIES:
Payables:
  Investment Securities Purchased                --              838               --                --
  Fund Shares Redeemed                          514                3                3                --
  Due to Advisor                                895               51               --                 4
Accrued Expenses and Other
  Liabilities                                   161               17                5                 4
                                     --------------    -------------     ------------    --------------
    Total Liabilities                         1,570              909                8                 8
                                     --------------    -------------     ------------    --------------
NET ASSETS                           $    2,725,231    $     169,995     $     38,927    $       20,578
                                     ==============    =============     ============    ==============
SHARES OUTSTANDING $0.01 PAR VALUE      168,318,772        9,457,393        2,548,105           834,663
                                     ==============    =============     ============    ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE         $        16.19    $       17.97     $      15.28    $        24.65
                                     ==============    =============     ============    ==============
Investments in Affiliated
  Investment Companies at Cost       $    2,087,763    $     252,668     $     62,834    $       13,377
                                     ==============    =============     ============    ==============

                 See accompanying Notes to Financial Statements.

                                                            DFA                             EMERGING
                                      CONTINENTAL      INTERNATIONAL       EMERGING         MARKETS
                                     SMALL COMPANY    SMALL CAP VALUE      MARKETS         SMALL CAP
                                       PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                     --------------   ---------------    ------------    --------------
ASSETS:
Investments in Affiliated
  Investment Companies at Value      $       52,069                --    $  1,805,850    $      482,576
Investments at Value (including
  $0, $492,693, $0, and $0
  securities on loan, respectively)              --   $     4,116,602              --                --
Temporary Cash Investments at
  Value (Cost $0, $542,831,
  $0, and $0, respectively)                      --           542,831              --                --
Foreign Currencies at Value                      --            17,655              --                --
Cash                                             --                15              --                --
Receivables:
  Investment Securities Sold                     --             6,250              --                --
  Dividends, Interest, and Tax
    Reclaims                                     --            11,266              --                --
  Securities Lending Income                      --               537              --                --
  Fund Shares Sold                               53             2,651           1,742               257
Prepaid Expenses and Other Assets                 9                54              12                17
                                     --------------   ---------------    ------------    --------------
    Total Assets                             52,131         4,697,861       1,807,604           482,850
                                     --------------   ---------------    ------------    --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned               --           536,950              --                --
  Investment Securities Purchased                46            28,670           1,166               238
  Fund Shares Redeemed                            7             1,043             576                19
  Due to Advisor                                 10             2,198             583               174
Accrued Expenses and Other
  Liabilities                                     7               572              93                41
                                     --------------   ---------------    ------------    --------------
    Total Liabilities                            70           569,433           2,418               472
                                     --------------   ---------------    ------------    --------------
NET ASSETS                           $       52,061   $     4,128,428    $  1,805,186    $      482,378
                                     ==============   ===============    ============    ==============
SHARES OUTSTANDING $0.01 PAR VALUE        3,299,056       234,981,074      90,756,188        36,085,279
                                     ==============   ===============    ============    ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE         $        15.78   $         17.57    $      19.89    $        13.37
                                     ==============   ===============    ============    ==============
Investments in Affiliated
  Investment Companies at Cost       $       36,670   $            --    $  1,161,035    $      387,481
                                     ==============   ===============    ============    ==============
Investments at Cost                  $           --   $     3,202,018    $         --    $           --
                                     ==============   ===============    ============    ==============
Foreign Currencies at Cost           $           --   $        17,655    $         --    $           --
                                     ==============   ===============    ============    ==============

                                                                             DFA
                                        EMERGING            DFA            TWO-YEAR            DFA
                                        MARKETS          ONE-YEAR           GLOBAL          FIVE-YEAR
                                      CORE EQUITY      FIXED INCOME      FIXED INCOME       GOVERNMENT
                                       PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                     --------------   ---------------    ------------    --------------
ASSETS:
Investments in Affiliated
  Investment Companies at Value                  --   $     1,954,119    $  1,993,101                --
Investments at Value                 $      216,587                --              --    $      738,628
Temporary Cash Investments at
  Value (Cost $2,242, $0, $0
  and $4,276, respectively)                   2,242                --              --             4,276
Foreign Currencies at Value                      33                --              --                --
Cash                                             15                --              --                --
Receivables:
  Investment Securities Sold                     47               292             554                --
  Dividends, Interest, and Tax
    Reclaims                                    217                --              --             5,519
  Fund Shares Sold                            1,138             2,404           2,558               932
Prepaid Expenses and Other Assets                 5                22              32                13
Deferred Offering Costs                           9                --              --                --
                                     --------------   ---------------    ------------    --------------
    Total Assets                            220,293         1,956,837       1,996,245           749,368
                                     --------------   ---------------    ------------    --------------
LIABILITIES:
Payables:
  Investment Securities Purchased             1,522                --              --                --
  Fund Shares Redeemed                            4             2,696           3,112               317
  Due to Advisor                                 87               164             165               124
  Deferred Thailand Capital Gains
    Tax                                          30                --              --                --
Accrued Expenses and Other
  Liabilities                                    87                93              99                80
                                     --------------   ---------------    ------------    --------------
    Total Liabilities                         1,730             2,953           3,376               521
                                     --------------   ---------------    ------------    --------------
NET ASSETS                           $      218,563   $     1,953,884    $  1,992,869    $      748,847
                                     ==============   ===============    ============    ==============
SHARES OUTSTANDING $0.01 PAR VALUE       18,941,139       192,728,692     201,635,496        71,933,595
                                     ==============   ===============    ============    ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE         $        11.54   $         10.14    $       9.88    $        10.41
                                     ==============   ===============    ============    ==============
Investments in Affiliated
  Investment Companies at Cost                   --   $     1,958,677    $  2,024,306    $           --
                                     ==============   ===============    ============    ==============
Investments at Cost                  $      196,061   $            --    $         --    $      752,496
                                     ==============   ===============    ============    ==============
Foreign Currencies at Cost           $           33   $            --    $         --    $           --
                                     ==============   ===============    ============    ==============

                 See accompanying Notes to Financial Statements.

                                                     DFA                DFA
                                                  FIVE-YEAR         INTERMEDIATE             DFA
                                                   GLOBAL            GOVERNMENT          SHORT-TERM
                                                FIXED INCOME        FIXED INCOME       MUNICIPAL BOND
                                                  PORTFOLIO          PORTFOLIO            PORTFOLIO
                                                -------------       ------------       --------------
ASSETS:
Investments at Value                            $   1,674,356       $    454,177       $      501,026
Temporary Cash Investments at Value (Cost
  $12,326, $2,298,
  and $5,868, respectively)                            12,326              2,298                5,868
Foreign Currencies at Value                             3,582                 --                   --
Cash                                                       15                 --                   --
Receivables:
  Dividends and Interest                               26,414              5,887                5,199
  Fund Shares Sold                                      3,544              1,298                  144
Prepaid Expenses and Other Assets                          25                 13                   14
                                                -------------       ------------       --------------
    Total Assets                                    1,720,262            463,673              512,251
                                                -------------       ------------       --------------
LIABILITIES:
Payables:
  Investment Securities Purchased                       7,157                 --                   --
  Fund Shares Redeemed                                  1,722                 50                  527
  Due to Advisor                                          350                 38                  118
Unrealized Loss on Forward Currency Contracts          11,036                 --                   --
Accrued Expenses and Other Liabilities                    204                 47                   63
                                                -------------       ------------       --------------
    Total Liabilities                                  20,469                135                  708
                                                -------------       ------------       --------------
NET ASSETS                                      $   1,699,793       $    463,538       $      511,543
                                                =============       ============       ==============
SHARES OUTSTANDING $0.01 PAR VALUE                162,189,473         40,485,091           51,210,701
                                                =============       ============       ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                               $       10.48       $      11.45       $         9.99
                                                =============       ============       ==============
Investments at Cost                             $   1,706,778       $    451,526       $      506,480
                                                =============       ============       ==============
Foreign Currencies at Cost                      $       3,568       $         --       $           --
                                                =============       ============       ==============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

                                               U.S.           ENHANCED           U.S.             U.S.
                                              LARGE          U.S. LARGE        LARGE CAP        SMALL XM
                                             COMPANY           COMPANY           VALUE            VALUE
                                            PORTFOLIO*        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                          -------------      -----------     ------------     ------------
INVESTMENT INCOME
  Income Distributions Received from
    Affiliated Investment Companies                  --      $     8,787     $     53,767     $      3,560
  Dividends                               $      32,655               --               --               --
  Interest                                          951               --               --               --
  Income from Securities Lending                    146               --               --               --
  Expenses Allocated from Master Funds             (877)              --               --               --
                                          -------------      -----------     ------------     ------------
      Total Investment Income                    32,875            8,787           53,767            3,560
                                          -------------      -----------     ------------     ------------
EXPENSES
  Administrative Services Fees                    3,767              402            4,923              479
  Accounting & Transfer Agent Fees                  363               14               53               13
  Legal Fees                                         11                2               21                1
  Audit Fees                                          4                1                7                1
  Filing Fees                                        96               22              142               20
  Shareholders' Reports                              64                8               94                4
  Directors' Fees and Expenses                       14                3               29                1
  Other                                              12               --               22                1
                                          -------------      -----------     ------------     ------------
      Total Expenses                              4,331              452            5,291              520
  Fees Waived, Expenses Reimbursed,
      and/or Previously Waived Fees
      Recovered by Advisor (Note C)              (2,580)              --               --               --
                                          -------------      -----------     ------------     ------------
  Net Expenses                                    1,751              452            5,291              520
                                          -------------      -----------     ------------     ------------
  NET INVESTMENT INCOME (LOSS)                   31,124            8,335           48,476            3,040
                                          -------------      -----------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received
    from Affiliated Investment Companies             --               --            2,658           18,637
  Net Realized Gain (Loss) on
    Investment Securities Sold                  (13,940)            (225)            (124)            (708)
  Net Realized Gain (Loss) on Futures             1,477               --               --               --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                       128,705           11,113          401,748           (2,805)
    Futures                                         116               --               --               --
                                          -------------      -----------     ------------     ------------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS)                                      116,358           10,888          404,282           15,124
                                          -------------      -----------     ------------     ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS        $     147,482      $    19,223     $    452,758     $     18,164
                                          =============      ===========     ============     ============

----------
* Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund.

                 See accompanying Notes to Financial Statements.

                                                  U.S.         U.S.            U.S.          U.S.
                                               SMALL CAP       CORE            CORE          SMALL
                                                 VALUE       EQUITY 1        EQUITY 2         CAP
                                               PORTFOLIO   PORTFOLIO(a)    PORTFOLIO(a)    PORTFOLIO
                                               ---------   ------------    ------------    ---------
INVESTMENT INCOME
  Income Distributions Received from
    Affiliated Investment Companies            $  84,934             --              --    $  26,613
  Dividends                                           --   $        349    $        477           --
  Interest                                            --             64              86           --
                                               ---------   ------------    ------------    ---------
      Total Investment Income                     84,934            413             563       26,613
                                               ---------   ------------    ------------    ---------
EXPENSES
  Investment Advisory Services Fees                   --             34              52           --
  Administrative Services Fees                    18,911             --              --        7,658
  Accounting & Transfer Agent Fees                    58              5               7           26
  Custodian Fees                                      --              2               2           --
  Legal Fees                                          45             --              --           17
  Audit Fees                                          13              1               1            5
  Filing Fees                                        163             13              18           70
  Shareholders' Reports                              172              8               8           54
  Directors' Fees and Expenses                        45              1               2           23
  Organizational and Offering Costs                   --              8               8           --
  Other                                               53              1               1           14
                                               ---------   ------------    ------------    ---------
      Total Expenses                              19,460             73              99        7,867
  Fees Waived, Expenses Reimbursed,
      and/or Previously Waived Fees
      Recovered by Advisor (Note C)                   --            (27)            (32)          --
                                               ---------   ------------    ------------    ---------
  Net Expenses                                    19,460             46              67        7,867
                                               ---------   ------------    ------------    ---------
  NET INVESTMENT INCOME (LOSS)                    65,474            367             496       18,746
                                               ---------   ------------    ------------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received
    from Affiliated Investment Companies         533,322             --              --      104,187
  Net Realized Gain (Loss) on
    Investment Securities Sold                    54,051              6              10       35,015
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities                                    49,324          2,508           4,537       80,945
                                               ---------   ------------    ------------    ---------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS)                                       636,697          2,514           4,547      220,147
                                               ---------   ------------    ------------    ---------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                                   $ 702,171   $      2,881    $      5,043    $ 238,893
                                               =========   ============    ============    =========

----------
(a) The Portfolio commenced operations on September 15, 2005.

                 See accompanying Notes to Financial Statements.

                                                         U.S            DFA           LARGE        INTERNATIONAL
                                                        MICRO       REAL ESTATE        CAP             CORE
                                                         CAP         SECURITIES   INTERNATIONAL       EQUITY
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO(a)
                                                     -----------    -----------   -------------    -------------
INVESTMENT INCOME
  Income Distributions Received from
    Affiliated Investment Companies                  $    30,958             --              --               --
  Dividends (Net of Foreign Taxes
    Withheld of $0, $0, $1,979, and
    $15, respectively)                                        --    $    53,513   $      26,368    $         316
  Interest                                                    --            363             199               77
  Income from Securities Lending                              --            111             837               --
                                                     -----------    -----------   -------------    -------------
      Total Investment Income                             30,958         53,987          27,404              393
                                                     -----------    -----------   -------------    -------------
EXPENSES
  Investment Advisory Services Fees                           --          4,660           2,460               58
  Administrative Services Fees                            13,986             --              --               --
  Accounting & Transfer Agent Fees                            32            633             701               18
  Custodian Fees                                              --            148             314               42
  Legal Fees                                                  23             11               6                1
  Audit Fees                                                   7             56              35                1
  Filing Fees                                                 99             95              78               12
  Shareholders' Reports                                      109             62              45                7
  Directors' Fees and Expenses                                22             15               8                1
  Organizational and Offering Costs                           --             --              --                8
  Other                                                       33             26              36                1
                                                     -----------    -----------   -------------    -------------
      Total Expenses                                      14,311          5,706           3,683              149
  Fees Waived, Expenses Reimbursed,
      and/or Previously Waived Fees
      Recovered by Advisor (Note C)                           --             --              --              (68)
                                                     -----------    -----------   -------------    -------------
  Net Expenses                                            14,311          5,706           3,683               81
                                                     -----------    -----------   -------------    -------------
  NET INVESTMENT INCOME (LOSS)                            16,647         48,281          23,721              312
                                                     -----------    -----------   -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received
    from Affiliated Investment Companies                 267,454             --              --               --
  Net Realized Gain (Loss) on
    Investment Securities Sold                            (4,419)        30,781            (104)             (21)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                     --             --            (200)             (91)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                                            86,846        197,602          95,893            1,403
    Translation of Foreign Currency
      Denominated Amounts                                     --             --            (130)              (3)
                                                     -----------    -----------   -------------    -------------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS)                                               349,881        228,383          95,459            1,288
                                                     -----------    -----------   -------------    -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                   $   366,528    $   276,664   $     119,180    $       1,600
                                                     ===========    ===========   =============    =============

----------
(a) The Portfolio commenced operations on September 15, 2005.

                 See accompanying Notes to Financial Statements.

                                                                             ASIA           UNITED
                                         INTERNATIONAL      JAPANESE        PACIFIC        KINGDOM
                                             SMALL            SMALL          SMALL          SMALL
                                            COMPANY          COMPANY        COMPANY        COMPANY
                                           PORTFOLIO*      PORTFOLIO*      PORTFOLIO*     PORTFOLIO*
                                         -------------     ----------      ----------     ----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $3,309, $104, $30, and
    $0, respectively)                    $      52,881     $    1,386      $    1,408     $      591
  Interest                                         567             27               7              5
  Income from Securities Lending                 5,931            562              78              3
  Expenses Allocated from Master Funds          (5,112)          (248)            (86)           (40)
                                         -------------     ----------      ----------     ----------
      Total Investment Income                   54,267          1,727           1,407            559
                                         -------------     ----------      ----------     ----------
EXPENSES
  Administrative Services Fees                   8,814            462             129             70
  Accounting & Transfer Agent Fees                  37             32              31             31
  Legal Fees                                        13             --               1             --
  Audit Fees                                         4              1               1              1
  Filing Fees                                      111             34              13             14
  Shareholders' Reports                             83              4              17              1
  Directors' Fees and Expenses                      23              1              --             --
  Other                                             12              1              --              2
                                         -------------     ----------      ----------     ----------
      Total Expenses                             9,097            535             192            119
  Fees Waived, Expenses Reimbursed,
      and/or Previously Waived Fees
      Recovered by Advisor (Note C)                 --              8             (40)           (35)
                                         -------------     ----------      ----------     ----------
  Net Expenses                                   9,097            543             152             84
                                         -------------     ----------      ----------     ----------
  NET INVESTMENT INCOME (LOSS)                  45,170          1,184           1,255            475
                                         -------------     ----------      ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on
    Investment Securities Sold                 140,209         (2,902)           (907)         1,017
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                       (1,001)           (75)              3            (12)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                                 200,422         32,989           2,263            554
    Translation of Foreign Currency
      Denominated Amounts                         (422)           (41)             (1)            --
                                         -------------     ----------      ----------     ----------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS)                                     339,208         29,971           1,358          1,559
                                         -------------     ----------      ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $     384,378     $   31,155      $    2,613     $    2,034
                                         =============     ==========      ==========     ==========

----------
* Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund.

                 See accompanying Notes to Financial Statements.

                                                            DFA
                                        CONTINENTAL    INTERNATIONAL                    EMERGING
                                           SMALL         SMALL CAP       EMERGING        MARKETS
                                          COMPANY          VALUE          MARKETS       SMALL CAP
                                        PORTFOLIO*       PORTFOLIO      PORTFOLIO*     PORTFOLIO*
                                        -----------    -------------    ----------     ----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $145, $5,552, $5,678,
    and $964, respectively)             $       986    $      97,428    $   45,315     $    9,934
  Interest                                       10              787        11,799             97
  Income from Securities Lending                103            6,238            --             --
  Expenses Allocated from Master Funds         (105)              --        (3,908)        (1,548)
                                        -----------    -------------    ----------     ----------
      Total Investment Income                   994          104,453        53,206          8,483
                                        -----------    -------------    ----------     ----------
EXPENSES
  Investment Advisory Services Fees              --           21,300            --             --
  Administrative Services Fees                  178               --         5,758          1,420
  Accounting & Transfer Agent Fees               32            1,268            69             33
  Custodian Fees                                 --            1,252            --             --
  Legal Fees                                     11               20             8              1
  Audit Fees                                      1              114             3              1
  Filing Fees                                    16              241            63             40
  Shareholders' Reports                           3              115            68             17
  Directors' Fees and Expenses                   --               39            15              4
  Other                                          --              119            10              2
                                        -----------    -------------    ----------     ----------
      Total Expenses                            241           24,468         5,994          1,518
  Fees Waived, Expenses Reimbursed,
      and/or Previously Waived Fees
      Recovered by Advisor (Note C)             (31)              --            --             --
                                        -----------    -------------    ----------     ----------
  Net Expenses                                  210           24,468         5,994          1,518
                                        -----------    -------------    ----------     ----------
  NET INVESTMENT INCOME (LOSS)                  784           79,985        47,212          6,965
                                        -----------    -------------    ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on
    Investment Securities Sold                5,454          198,624        35,423         11,368
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                       (16)          (2,122)       (1,303)          (633)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                                  715          327,449       308,725         52,595
    Translation of Foreign Currency
      Denominated Amounts                        (8)            (554)          (13)           (29)
  Deferred Thailand Capital Gains Tax            --               --           112            (55)
                                        -----------    -------------    ----------     ----------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS)                                    6,145          523,397       342,944         63,246
                                        -----------    -------------    ----------     ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS      $     6,929    $     603,382    $  390,156     $   70,211
                                        ===========    =============    ==========     ==========

----------

* Investment Income and Net Realized and Unrealizd Gain (Loss) were allocated from each Portfolio's respective Master Fund.

                 See accompanying Notes to Financial Statements.

                                                                             DFA
                                         EMERGING           DFA            TWO-YEAR            DFA
                                          MARKETS         ONE-YEAR          GLOBAL          FIVE-YEAR
                                        CORE EQUITY     FIXED INCOME     FIXED INCOME      GOVERNMENT
                                       PORTFOLIO(a)      PORTFOLIO        PORTFOLIO         PORTFOLIO
                                       ------------     ------------     ------------      ----------
INVESTMENT INCOME
  Income Distributions Received from
    Affiliated Investment Companies              --     $     58,014     $     61,393              --
  Dividends (Net of Foregin Taxes
    Withheld of $264, $0, $0, and $0,
    respectively)                      $      2,055               --               --              --
  Interest                                       74               --               --      $   24,252
                                       ------------     ------------     ------------      ----------
      Total Investment Income                 2,129           58,014           61,393          24,252
                                       ------------     ------------     ------------      ----------
EXPENSES
  Investment Advisory Services Fees             419               --               --           1,304
  Administrative Services Fees                   --            2,005            1,829              --
  Accounting & Transfer Agent Fees               87               24               22             168
  Custodian Fees                                247               --               --              56
  Legal Fees                                      4               16               12               4
  Audit Fees                                      4                4                4              23
  Filing Fees                                    22               62               58              52
  Shareholders' Reports                          17               56               59              29
  Directors' Fees and Expenses                    2               10               12               5
  Organizational and Offering Costs              30               --               --              --
  Other                                           2               16               13              12
                                       ------------     ------------     ------------      ----------
      Total Expenses                            834            2,193            2,009           1,653
  Fees Waived, Expenses Reimbursed,
      and/or Previously Waived Fees
      Recovered by Advisor (Note C)             (70)              --               --              --
                                       ------------     ------------     ------------      ----------
  Net Expenses                                  764            2,193            2,009           1,653
                                       ------------     ------------     ------------      ----------
  NET INVESTMENT INCOME (LOSS)                1,365           55,821           59,384          22,599
                                       ------------     ------------     ------------      ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on
    Investment Securities Sold                   59           (6,353)          (1,292)         (6,795)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                      (373)              --               --              --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                               20,526           (5,355)         (24,816)         (9,138)
    Translation of Foreign Currency
      Denominated Amounts                        (4)              --               --              --
  Deferred Thailand Capital Gains Tax           (30)              --               --              --
                                       ------------     ------------     ------------      ----------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS)                                   20,178          (11,708)         (26,108)        (15,933)
                                       ------------     ------------     ------------      ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS     $     21,543     $     44,113     $     33,276      $    6,666
                                       ============     ============     ============      ==========

----------
(a) The Portfolio commenced operations on April 5, 2005.

                 See accompanying Notes to Financial Statements.

                                                         DFA                DFA               DFA
                                                      FIVE-YEAR         INTERMEDIATE       SHORT-TERM
                                                        GLOBAL           GOVERNMENT        MUNICIPAL
                                                     FIXED INCOME       FIXED INCOME          BOND
                                                      PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                     ------------       ------------       ----------
INVESTMENT INCOME
  Interest                                           $     51,584       $     20,457       $   11,420
                                                     ------------       ------------       ----------
      Total Investment Income                              51,584             20,457           11,420
                                                     ------------       ------------       ----------
EXPENSES
  Investment Advisory Services Fees                         3,631                430              907
  Accounting & Transfer Agent Fees                            686                125              260
  Custodian Fees                                              176                 37               39
  Legal Fees                                                    9                  3                2
  Audit Fees                                                   52                 16               16
  Filing Fees                                                  92                 28               45
  Shareholders' Reports                                        52                 11               10
  Directors' Fees and Expenses                                 10                  3                4
  Other                                                        25                 13               38
                                                     ------------       ------------       ----------
      Total Expenses                                        4,733                666            1,321
                                                     ------------       ------------       ----------
  Fees Waived, Expenses Reimbursed, and/or
    Previously Waived Fees Recovered
    by Advisor (Note C)                                        --                 --               41
                                                     ------------       ------------       ----------
  Net Expenses                                              4,733                666            1,362
                                                     ------------       ------------       ----------
  NET INVESTMENT INCOME (LOSS)                             46,851             19,791           10,058
                                                     ------------       ------------       ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment
    Securities Sold                                       (12,376)             2,656               --
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                           38,493                 --               --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency            (36,225)           (14,670)          (4,935)
    Translation of Foreign Currency Denominated
      Amounts                                              (8,276)                --               --
                                                     ------------       ------------       ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                 (18,384)           (12,014)          (4,935)
                                                     ------------       ------------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     28,467       $      7,777       $    5,123
                                                     ============       ============       ==========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                         U.S. LARGE                      ENHANCED
                                                          COMPANY                   U.S.LARGE COMPANY
                                                         PORTFOLIO                      PORTFOLIO
                                                ----------------------------   ----------------------------
                                                    YEAR            YEAR           YEAR            YEAR
                                                   ENDED           ENDED          ENDED           ENDED
                                                  NOV. 30,        NOV. 30,       NOV .30,        NOV. 30,
                                                    2005            2004           2005            2004
                                                ------------   -------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $     31,124   $      23,743   $      8,335   $       1,667
  Capital Gain Distributions Received from
    Affiliated Investment Companies                       --              --             --              --
  Net Realized Gain (Loss) on Investment
    Securities Sold                                  (13,940)           (998)          (225)         (1,264)
  Net Realized Gain (Loss) on Futures                  1,477           3,229             --              --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                            128,705         118,762         11,113          20,021
    Futures                                              116             378             --              --
                                                ------------   -------------   ------------   -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                        147,482         145,114         19,223          20,424
                                                ------------   -------------   ------------   -------------
Distributions From:
  Net Investment Income                              (31,675)        (17,869)        (4,954)         (1,883)
  Net Short-Term Gains                                    --              --             --              --
  Net Long-Term Gains                                     --              --             --              --
                                                ------------   -------------   ------------   -------------
    Total Distributions                              (31,675)        (17,869)        (4,954)         (1,883)
                                                ------------   -------------   ------------   -------------
Capital Share Transactions (b):
  Shares Issued                                      703,770         443,844        115,653          90,004
  Shares Issued in Lieu of Cash
    Distributions                                     30,348          17,160          4,908           1,863
  Shares Redeemed                                   (202,666)       (164,645)       (43,031)        (30,153)
                                                ------------   -------------   ------------   -------------
  Net Increase (Decrease) from Capital
    Share Transactions                               531,452         296,359         77,530          61,714
                                                ------------   -------------   ------------   -------------
    Total Increase (Decrease) in Net Assets          647,259         423,604         91,799          80,255
NET ASSETS
  Beginning of Period                              1,440,869       1,017,265        221,744         141,489
                                                ------------   -------------   ------------   -------------
  End of Period                                 $  2,088,128   $   1,440,869   $    313,543   $     221,744
                                                ============   =============   ============   =============

(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                     19,983          13,474         12,240          10,083
    Shares Issued in Lieu of Cash
      Distributions                                      858             523            515             208
    Shares Redeemed                                   (5,728)         (4,989)        (4,530)         (3,383)
                                                ------------   -------------   ------------   -------------
                                                      15,113           9,008          8,225           6,908
                                                ============   =============   ============   =============
ACCUMULATED NET INVESTMENT INCOME (LOSS)        $      9,278   $       9,829   $      3,378   $          (3)

                                                         U.S. LARGE                     U.S. SMALL
                                                         CAP VALUE                       XM VALUE
                                                         PORTFOLIO                      PORTFOLIO
                                                ----------------------------   ---------------------------
                                                    YEAR            YEAR           YEAR           YEAR
                                                   ENDED           ENDED          ENDED          ENDED
                                                  NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                                    2005            2004           2005           2004
                                                ------------   -------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $     48,476   $      19,153   $      3,040   $        357
  Capital Gain Distributions Received from
    Affiliated Investment Companies                    2,658              --         18,637         11,499
  Net Realized Gain (Loss) on Investment
    Securities Sold                                     (124)           (377)          (708)          (819)
  Net Realized Gain (Loss) on Futures                     --              --             --             --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                            401,748         400,873         (2,805)        20,899
    Futures                                               --              --             --             --
                                                ------------   -------------   ------------   ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                        452,758         419,649         18,164         31,936
                                                ------------   -------------   ------------   ------------
Distributions From:
  Net Investment Income                              (34,948)        (24,851)        (2,155)          (683)
  Net Short-Term Gains                                    --              --         (7,739)        (6,051)
  Net Long-Term Gains                                     --              --         (5,689)        (5,912)
                                                ------------   -------------   ------------   ------------
    Total Distributions                              (34,948)        (24,851)       (15,583)       (12,646)
                                                ------------   -------------   ------------   ------------
Capital Share Transactions (b):
  Shares Issued                                    1,288,976         770,612         26,407         64,693
  Shares Issued in Lieu of Cash
    Distributions                                     31,446          23,431         12,032         12,485
  Shares Redeemed                                   (322,510)       (267,908)       (27,750)       (34,067)
                                                ------------   -------------   ------------   ------------
  Net Increase (Decrease) from Capital
    Share Transactions                               997,912         526,135         10,689         43,111
                                                ------------   -------------   ------------   ------------
    Total Increase (Decrease) in Net Assets        1,415,722         920,933         13,270         62,401
NET ASSETS
  Beginning of Period                              2,630,361       1,709,428        159,325         96,924
                                                ------------   -------------   ------------   ------------
  End of Period                                 $  4,046,083   $   2,630,361   $    172,595   $    159,325
                                                ============   =============   ============   ============

(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                     62,860          43,662          1,632          4,309
    Shares Issued in Lieu of Cash
      Distributions                                    1,540           1,343            765            893
    Shares Redeemed                                  (15,684)        (15,122)        (1,759)        (2,282)
                                                ------------   -------------   ------------   ------------
                                                      48,716          29,883            638          2,920
                                                ============   =============   ============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)        $     13,498   $         (30)  $        883   $         (2)

                 See accompanying Notes to Financial Statements.

                                                              U.S. SMALL                     U.S. CORE             U.S. CORE
                                                         CAP VALUE PORTFOLIO             EQUITY 1 PORTFOLIO    EQUITY 2 PORTFOLIO
                                                  ----------------------------------     ------------------    ------------------
                                                        YEAR               YEAR          SEPT. 15, 2005 (a)    SEPT. 15, 2005 (a)
                                                       ENDED              ENDED                  TO                    TO
                                                     NOV. 30,           NOV. 30,              NOV. 30,                NOV. 30,
                                                        2005               2004                 2005                   2005
                                                  ---------------    ---------------     ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $        65,474    $         2,120     $              367    $              496
  Capital Gain Distributions Received from
    Affiliated Investment Companies                       533,322            331,592                     --                    --
  Net Realized Gain (Loss) on Investment
    Securities Sold                                        54,051             (4,445)                     6                    10
  Change in Unrealized Appreciation
   (Depreciation) of Investment Securities                 49,324            866,604                  2,508                 4,537
                                                  ---------------    ---------------     ------------------    ------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                             702,171          1,195,871                  2,881                 5,043
                                                  ---------------    ---------------     ------------------    ------------------
Distributions From:
  Net Investment Income                                   (58,533)           (17,838)                    --                    --
  Net Short-Term Gains                                    (63,661)           (51,847)                    --                    --
  Net Long-Term Gains                                    (284,230)          (216,189)                    --                    --
  Return of Capital                                            --                 --                     --                    --
                                                  ---------------    ---------------     ------------------    ------------------
    Total Distributions                                  (406,424)          (285,874)                    --                    --
                                                  ---------------    ---------------     ------------------    ------------------
Capital Share Transactions (b):
  Shares Issued                                         1,523,195          1,376,124                120,949               177,097
  Shares Issued in Lieu of Cash
    Distributions                                         386,944            277,491                     --                    --
  Shares Redeemed                                      (1,076,818)          (978,193)                  (239)                  (62)
                                                  ---------------    ---------------     ------------------    ------------------
  Net Increase (Decrease) from Capital Share
    Transactions                                          833,321            675,422                120,710               177,035
                                                  ---------------    ---------------     ------------------    ------------------
    Total Increase (Decrease) in Net Assets             1,129,068          1,585,419                123,591               182,078
NET ASSETS
  Beginning of Period                                   5,795,166          4,209,747                     --                    --
                                                  ---------------    ---------------     ------------------    ------------------
  End of Period                                   $     6,924,234    $     5,795,166     $          123,591    $          182,078
                                                  ===============    ===============     ==================    ==================
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          56,979             56,306                 12,119                17,794
    Shares Issued in Lieu of Cash Distributions            14,717             12,282                     --                    --
    Shares Redeemed                                       (39,947)           (40,464)                   (24)                   (6)
                                                  ---------------    ---------------     ------------------    ------------------
                                                           31,749             28,124                 12,095                17,788
                                                  ===============    ===============     ==================    ==================
ACCUMULATED NET INVESTMENT INCOME (LOSS)          $          (111)   $           (67)    $              367    $              496

                                                     U.S. SMALL CAP PORTFOLIO
                                                  ------------------------------
                                                       YEAR              YEAR
                                                      ENDED             ENDED
                                                     NOV. 30,          NOV. 30,
                                                       2005              2004
                                                  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $       18,746   $       3,415
  Capital Gain Distributions Received from
    Affiliated Investment Companies                      104,187             494
  Net Realized Gain (Loss) on Investment
    Securities Sold                                       35,015          (4,470)
  Change in Unrealized Appreciation
   (Depreciation) of Investment Securities                80,945         260,305
                                                  --------------   -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                            238,893         259,744
                                                  --------------   -------------
Distributions From:
  Net Investment Income                                  (15,275)         (6,735)
  Net Short-Term Gains                                   (17,174)           (494)
  Net Long-Term Gains                                         --              --
  Return of Capital                                           --          (1,515)
                                                  --------------   -------------
    Total Distributions                                  (32,449)         (8,744)
                                                  --------------   -------------
Capital Share Transactions (b):
  Shares Issued                                          732,445       1,056,150
  Shares Issued in Lieu of Cash
    Distributions                                         31,458           8,415
  Shares Redeemed                                       (466,647)       (311,622)
                                                  --------------   -------------
  Net Increase (Decrease) from Capital Share
    Transactions                                         297,256         752,943
                                                  --------------   -------------
    Total Increase (Decrease) in Net Assets              503,700       1,003,943
NET ASSETS
  Beginning of Period                                  2,137,970       1,134,027
                                                  --------------   -------------
  End of Period                                   $    2,641,670   $   2,137,970
                                                  ==============   =============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                         37,738          60,763
    Shares Issued in Lieu of Cash Distributions            1,631             501
    Shares Redeemed                                      (23,821)        (18,159)
                                                  --------------   -------------
                                                          15,548          43,105
                                                  ==============   =============
ACCUMULATED NET INVESTMENT INCOME (LOSS)          $        1,149   $         (22)

----------
(a) The Portfolio commenced operations on September 15, 2005.

                 See accompanying Notes to Financial Statements.

                                                             U.S. MICRO                       DFA REAL ESTATE
                                                                CAP                             SECURITIES
                                                             PORTFOLIO                           PORTFOLIO
                                                  ---------------------------------   --------------------------------
                                                         YEAR             YEAR               YEAR            YEAR
                                                        ENDED            ENDED              ENDED           ENDED
                                                      NOV. 30,          NOV. 30,           NOV. 30,        NOV. 30,
                                                         2005             2004               2005            2004
                                                  ---------------   ---------------   ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $        16,647   $         1,747   $        48,281   $       36,046
  Capital Gain Distributions Received from
    Affiliated Investment Companies                       267,454            57,526                --               --
  Net Realized Gain (Loss) on Investment
    Securities Sold                                        (4,419)           53,770            30,781           30,696
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                               --                --                --               --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency             86,846           332,087           197,602          205,195
    Translation of Foreign Currency Denominated
      Amounts                                                  --                --                --               --
                                                  ---------------   ---------------   ---------------   --------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                             366,528           445,130           276,664          271,937
                                                  ---------------   ---------------   ---------------   --------------
Distributions From:
  Net Investment Income                                   (13,476)           (8,955)          (51,325)         (39,355)
  Net Short-Term Gains                                    (50,345)          (35,761)           (3,262)            (707)
  Net Long-Term Gains                                     (76,559)          (33,947)          (28,712)          (6,193)
                                                  ---------------   ---------------   ---------------   --------------
    Total Distributions                                  (140,380)          (78,663)          (83,299)         (46,255)
                                                  ---------------   ---------------   ---------------   --------------
Capital Share Transactions (b):
  Shares Issued                                           809,864           708,465           582,858          426,234
  Shares Issued in Lieu of Cash Distributions             132,397            75,364            82,210           45,463
  Shares Redeemed                                        (433,418)         (558,623)         (330,681)        (171,886)
                                                  ---------------   ---------------   ---------------   --------------
  Net Increase (Decrease) from Capital Share
    Transactions                                          508,843           225,206           334,387          299,811
                                                  ---------------   ---------------   ---------------   --------------
    Total Increase (Decrease) in Net Assets               734,991           591,673           527,752          525,493
NET ASSETS
  Beginning of Period                                   3,214,520         2,622,847         1,308,898          783,405
                                                  ---------------   ---------------   ---------------   --------------
  End of Period                                   $     3,949,511   $     3,214,520   $     1,836,650   $    1,308,898
                                                  ===============   ===============   ===============   ==============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          55,055            51,580            24,982           21,487
    Shares Issued in Lieu of Cash Distributions             9,001             5,771             3,572            2,448
    Shares Redeemed                                       (29,249)          (40,560)          (14,101)          (8,746)
                                                  ---------------   ---------------   ---------------   --------------
                                                           34,807            16,791            14,453           15,189
                                                  ===============   ===============   ===============   ==============
ACCUMULATED NET INVESTMENT INCOME (LOSS)          $         1,061   $           (40)  $           412   $        2,522

                                                             LARGE CAP                INTERNATIONAL
                                                           INTERNATIONAL               CORE EQUITY
                                                             PORTFOLIO                  PORTFOLIO
                                                  --------------------------------   -----------------
                                                        YEAR              YEAR       SEPT. 15, 2005 (a)
                                                       ENDED             ENDED              TO
                                                      NOV. 30,          NOV. 30,          NOV. 30,
                                                        2005              2004              2005
                                                  ---------------   --------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $        23,721   $       14,084   $            312
  Capital Gain Distributions Received from
    Affiliated Investment Companies                            --               --                 --
  Net Realized Gain (Loss) on Investment
    Securities Sold                                          (104)           2,103                (21)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                             (200)             (15)               (91)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency             95,893          119,249              1,403
    Translation of Foreign Currency Denominated
      Amounts                                                (130)              32                 (3)
                                                  ---------------   --------------   -----------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                             119,180          135,453              1,600
                                                  ---------------   --------------   -----------------
Distributions From:
  Net Investment Income                                   (25,310)         (20,560)                --
  Net Short-Term Gains                                         --               --                 --
  Net Long-Term Gains                                          --               --                 --
                                                  ---------------   --------------   -----------------
    Total Distributions                                   (25,310)         (20,560)                --
                                                  ---------------   --------------   -----------------
Capital Share Transactions (b):
  Shares Issued                                           300,290          291,666            119,816
  Shares Issued in Lieu of Cash Distributions              23,672           19,638                 --
  Shares Redeemed                                        (137,260)         (85,437)              (167)
                                                  ---------------   --------------   -----------------
  Net Increase (Decrease) from Capital Share
    Transactions                                          186,702          225,867            119,649
                                                  ---------------   --------------   -----------------
    Total Increase (Decrease) in Net Assets               280,572          340,760            121,249
NET ASSETS
  Beginning of Period                                     844,883          504,123                 --
                                                  ---------------   --------------   -----------------
  End of Period                                   $     1,125,455   $      844,883   $        121,249
                                                  ===============   ==============   =================
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          16,677           18,507             12,052
    Shares Issued in Lieu of Cash Distributions             1,334            1,271                 --
    Shares Redeemed                                        (7,582)          (5,382)               (16)
                                                  ---------------   --------------   -----------------
                                                           10,429           14,396             12,036
                                                  ===============   ==============   =================
ACCUMULATED NET INVESTMENT INCOME (LOSS)          $          (207)  $        1,463   $            221

----------
(a) The Portfolio commenced operations on September 15, 2005.

                 See accompanying Notes to Financial Statements.

                                                        INTERNATIONAL                     JAPANESE
                                                        SMALL COMPANY                  SMALL COMPANY
                                                          PORTFOLIO                      PORTFOLIO
                                                 ----------------------------   ----------------------------
                                                     YEAR            YEAR            YEAR           YEAR
                                                     ENDED          ENDED           ENDED          ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,
                                                     2005            2004            2005           2004
                                                 -------------   ------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                   $      45,170   $     23,252   $       1,184  $         477
  Net Realized Gain (Loss) on Investment
    Securities Sold                                    140,209         41,764          (2,902)        (3,850)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                               (1,001)            97             (75)            (5)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency         200,422        286,938          32,989         14,049
    Translation of Foreign Currency
      Denominated Amounts                                 (422)            92             (41)            12
                                                 -------------   ------------   -------------  -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                          384,378        352,143          31,155         10,683
                                                 -------------   ------------   -------------  -------------
Distributions From:
  Net Investment Income                                (40,592)       (32,182)         (1,062)          (396)
  Net Short-Term Gains                                  (2,774)            --              --             --
  Net Long-Term Gains                                  (37,025)            --              --             --
                                                 -------------   ------------   -------------  -------------
    Total Distributions                                (80,391)       (32,182)         (1,062)          (396)
                                                 -------------   ------------   -------------  -------------
Capital Share Transactions (b):
  Shares Issued                                        916,879        540,048          80,897         41,185
  Shares Issued in Lieu of Cash Distributions           76,094         31,815           1,058            396
  Shares Redeemed                                     (229,913)      (143,527)         (7,932)        (8,702)
                                                 -------------   ------------   -------------  -------------
  Net Increase (Decrease) from Capital Share
    Transactions                                       763,060        428,336          74,023         32,879
                                                 -------------   ------------   -------------  -------------
    Total Increase (Decrease) in Net Assets          1,067,047        748,297         104,116         43,166
NET ASSETS
  Beginning of Period                                1,658,184        909,887          65,879         22,713
                                                 -------------   ------------   -------------  -------------
  End of Period                                  $   2,725,231   $  1,658,184   $     169,995  $      65,879
                                                 =============   ============   =============  =============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                       60,778         43,527           5,182          3,229
    Shares Issued in Lieu of Cash Distributions          5,344          2,697              75             37
    Shares Redeemed                                    (15,206)       (11,553)           (510)          (659)
                                                 -------------   ------------   -------------  -------------
                                                        50,916         34,671           4,747          2,607
                                                 =============   ============   =============  =============
ACCUMULATED NET INVESTMENT INCOME (LOSS)         $       9,687   $      3,892   $         300  $          74

                                                         ASIA PACIFIC                 UNITED KINGDOM
                                                        SMALL COMPANY                 SMALL COMPANY
                                                          PORTFOLIO                     PORTFOLIO
                                                 ----------------------------  ----------------------------
                                                     YEAR            YEAR           YEAR           YEAR
                                                    ENDED           ENDED          ENDED          ENDED
                                                   NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                                     2005           2004           2005            2004
                                                 ------------   -------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                   $      1,255   $         822  $         475   $        306
  Net Realized Gain (Loss) on Investment
    Securities Sold                                      (907)         (1,129)         1,017            781
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                   3               9            (12)            (5)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency          2,263           5,552            554          2,435
    Translation of Foreign Currency
      Denominated Amounts                                  (1)              1             --             (3)
                                                 ------------   -------------  -------------   ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                           2,613           5,255          2,034          3,514
                                                 ------------   -------------  -------------   ------------
Distributions From:
  Net Investment Income                                  (996)         (1,138)          (428)          (723)
  Net Short-Term Gains                                     --              --           (140)            --
  Net Long-Term Gains                                      --              --           (538)            --
                                                 ------------   -------------  -------------   ------------
    Total Distributions                                  (996)         (1,138)        (1,106)          (723)
                                                 ------------   -------------  -------------   ------------
Capital Share Transactions (b):
  Shares Issued                                        16,200          12,619          5,808          2,663
  Shares Issued in Lieu of Cash Distributions             963           1,136          1,106            723
  Shares Redeemed                                      (6,588)        (11,515)        (3,080)        (2,570)
                                                 ------------   -------------  -------------   ------------
  Net Increase (Decrease) from Capital Share
    Transactions                                       10,575           2,240          3,834            816
                                                 ------------   -------------  -------------   ------------
    Total Increase (Decrease) in Net Assets            12,192           6,357          4,762          3,607
NET ASSETS
  Beginning of Period                                  26,735          20,378         15,816         12,209
                                                 ------------   -------------  -------------   ------------
  End of Period                                  $     38,927   $      26,735  $      20,578   $     15,816
                                                 ============   =============  =============   ============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                       1,095             992            243            125
    Shares Issued in Lieu of Cash Distributions            67              96             47             37
    Shares Redeemed                                      (453)           (933)          (129)          (122)
                                                 ------------   -------------  -------------   ------------
                                                          709             155            161             40
                                                 ============   =============  =============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)         $       (182)  $        (652) $          72   $         46

                 See accompanying Notes to Financial Statements.

                                                          CONTINENTAL                DFA INTERNATIONAL
                                                         SMALL COMPANY                SMALL CAP VALUE
                                                           PORTFOLIO                     PORTFOLIO
                                                 ----------------------------   ----------------------------
                                                      YEAR           YEAR           YEAR            YEAR
                                                     ENDED          ENDED          ENDED           ENDED
                                                    NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                      2005           2004           2005            2004
                                                 -------------   ------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                   $         784   $        427   $     79,985    $     25,893
  Net Realized Gain (Loss) on Investment
    Securities Sold                                      5,454          1,303        198,624          61,932
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                  (16)            11         (2,122)            215
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
       Currency                                            715          6,844        327,449         409,293
    Translation of Foreign Currency
       Denominated Amounts                                  (8)            (6)          (554)            126
  Deferred Thailand Capital Gains Tax                       --             --             --              --
                                                 -------------   ------------   -------------  -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                            6,929          8,579        603,382         497,459
                                                 -------------   ------------   -------------  -------------
Distributions From:
  Net Investment Income                                   (800)          (970)       (68,487)        (38,344)
  Net Short-Term Gains                                     (41)          (290)        (2,748)           (197)
  Net Long-Term Gains                                   (1,241)        (3,086)       (58,589)         (8,285)
                                                 -------------   ------------   -------------  -------------
    Total Distributions                                 (2,082)        (4,346)      (129,824)        (46,826)
                                                 -------------   ------------   -------------  -------------
Capital Share Transactions (b):
  Shares Issued                                         22,624          8,894      1,631,963         818,387
  Shares Issued in Lieu of Cash Distributions            2,030          4,343        122,720          45,802
  Shares Redeemed                                      (11,279)        (8,007)      (315,336)       (194,996)
                                                 -------------   ------------   -------------  -------------
  Net Increase (Decrease) from Capital Share
    Transactions                                        13,375          5,230      1,439,347         669,193
                                                 -------------   ------------   -------------  -------------
    Total Increase (Decrease) in Net Assets             18,222          9,463      1,912,905       1,119,826
NET ASSETS
  Beginning of Period                                   33,839         24,376      2,215,523       1,095,697
                                                 -------------   ------------   -------------  -------------
  End of Period                                  $      52,061   $     33,839   $  4,128,428    $  2,215,523
                                                 =============   ============   =============  =============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                        1,498            733        100,114          62,188
    Shares Issued in Lieu of Cash Distributions            145            400          7,952           3,752
    Shares Redeemed                                       (740)          (671)       (19,276)        (14,824)
                                                 -------------   ------------   -------------  -------------
                                                           903            462         88,790          51,116
                                                 =============   ============   =============  =============
ACCUMULATED NET INVESTMENT INCOME (LOSS)         $         100   $        667   $     15,358    $        675

                                                                                     EMERGING MARKETS
                                                      EMERGING MARKETS                  SMALL CAP
                                                          PORTFOLIO                     PORTFOLIO
                                                 ----------------------------   ----------------------------
                                                      YEAR           YEAR           YEAR            YEAR
                                                     ENDED          ENDED           ENDED          ENDED
                                                    NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,
                                                      2005           2004           2005            2004
                                                 -------------   ------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                   $      47,212   $     18,139   $      6,965   $       1,818
  Net Realized Gain (Loss) on Investment
    Securities Sold                                     35,423            251         11,368           8,584
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                               (1,303)        (1,457)          (633)           (303)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
       Currency                                        308,725        239,858         52,595          26,593
    Translation of Foreign Currency
       Denominated Amounts                                 (13)            60            (29)             33
  Deferred Thailand Capital Gains Tax                      112           (960)           (55)            312
                                                 -------------   ------------   ------------   -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                          390,156        255,891         70,211          37,037
                                                 -------------   ------------   ------------   -------------
Distributions From:
  Net Investment Income                                (34,905)       (19,202)        (5,773)         (2,334)
  Net Short-Term Gains                                      --             --         (2,143)           (216)
  Net Long-Term Gains                                       --             --         (6,395)           (432)
                                                 -------------   ------------   ------------   -------------
    Total Distributions                                (34,905)       (19,202)       (14,311)         (2,982)
                                                 -------------   ------------   ------------   -------------
Capital Share Transactions (b):
  Shares Issued                                        529,327        385,464        256,971          99,556
  Shares Issued in Lieu of Cash Distributions           27,569         17,283         12,694           2,969
  Shares Redeemed                                     (238,739)      (101,734)       (33,215)        (30,905)
                                                 -------------   ------------   ------------   -------------
  Net Increase (Decrease) from Capital Share
    Transactions                                       318,157        301,013        236,450          71,620
                                                 -------------   ------------   ------------   -------------
    Total Increase (Decrease) in Net Assets            673,408        537,702        292,350         105,675
NET ASSETS
  Beginning of Period                                1,131,778        594,076        190,028          84,353
                                                 -------------   ------------   ------------   -------------
  End of Period                                   $  1,805,186   $  1,131,778   $    482,378   $     190,028
                                                 =============   ============   ============   =============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                       29,980         28,628         21,111           9,869
    Shares Issued in Lieu of Cash Distributions          1,606          1,348          1,103             317
    Shares Redeemed                                    (13,356)        (7,497)        (2,747)         (3,223)
                                                 -------------   ------------   ------------   -------------
                                                        18,230         22,479         19,467           6,963
                                                 =============   ============   ============   =============
ACCUMULATED NET INVESTMENT INCOME (LOSS)          $     13,645   $      4,408   $        479   $         296

                 See accompanying Notes to Financial Statements.

                                                           EMERGING MARKETS              DFA ONE-YEAR
                                                              CORE EQUITY                FIXED INCOME
                                                               PORTFOLIO                  PORTFOLIO
                                                         ---------------------   ----------------------------
                                                           APRIL 5, 2005 (a)         YEAR           YEAR
                                                                  TO                ENDED          ENDED
                                                                NOV. 30,           NOV. 30,       NOV. 30,
                                                                  2005               2005           2004
                                                         ---------------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                           $               1,365   $      55,821   $     24,725
  Capital Gain Distributions Received from
    Affiliated Investment Companies                                         --              --          9,757
  Net Realized Gain (Loss) on Investment Securities
    Sold                                                                    59          (6,353)        (3,878)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                          (373)             --             --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency                          20,526          (5,355)       (12,753)
    Translation of Foreign Currency Denominated
       Amounts                                                              (4)             --             --
  Deferred Thailand Capital Gains Tax                                      (30)             --             --
                                                         ---------------------   -------------   ------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                                     21,543          44,113         17,851
                                                         ---------------------   -------------   ------------
Distributions From:
  Net Investment Income                                                   (702)        (56,058)       (24,460)
  Net Short-Term Gains                                                      --              --         (9,586)
  Net Long-Term Gains                                                       --              --             --
                                                         ---------------------   -------------   ------------
    Total Distributions                                                   (702)        (56,058)       (34,046)
                                                         ---------------------   -------------   ------------
Capital Share Transactions (b):
  Shares Issued                                                        199,719       1,223,759      1,216,580
  Shares Issued in Lieu of Cash Distributions                              698          53,640         31,872
  Shares Redeemed                                                       (2,695)     (1,050,144)      (948,419)
                                                         ---------------------   -------------   ------------
  Net Increase (Decrease) from Capital Share
    Transactions                                                       197,722         227,255        300,033
                                                         ---------------------   -------------   ------------
    Total Increase (Decrease) in Net Assets                            218,563         215,310        283,838
NET ASSETS
  Beginning of Period                                                       --       1,738,574      1,454,736
                                                         ---------------------   -------------   ------------
  End of Period                                          $             218,563   $   1,953,884   $  1,738,574
                                                         =====================   =============   ============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                       19,128         120,340        118,714
    Shares Issued in Lieu of Cash Distributions                             66           5,284          3,118
    Shares Redeemed                                                       (253)       (103,336)       (92,631)
                                                         ---------------------   -------------   ------------
                                                                        18,941          22,288         29,201
                                                         =====================   =============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                 $                 290   $         136   $        373

                                                                DFA TWO-YEAR                  DFA FIVE-YEAR
                                                             GLOBAL FIXED INCOME               GOVERNMENT
                                                                  PORTFOLIO                     PORTFOLIO
                                                         ---------------------------   ---------------------------
                                                              YEAR           YEAR           YEAR           YEAR
                                                             ENDED          ENDED          ENDED          ENDED
                                                           NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                             2005           2004           2005           2004
                                                         ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                           $     59,384   $     20,008   $     22,599   $     15,105
  Capital Gain Distributions Received from
    Affiliated Investment Companies                                --         13,460             --             --
  Net Realized Gain (Loss) on Investment Securities
    Sold                                                       (1,292)          (372)        (6,795)          (884)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                   --             --             --             --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency                (24,816)       (18,662)        (9,138)        (1,529)
    Translation of Foreign Currency Denominated
       Amounts                                                     --             --             --             --
  Deferred Thailand Capital Gains Tax                              --             --             --             --
                                                         ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                            33,276         14,434          6,666         12,692
                                                         ------------   ------------   ------------   ------------
Distributions From:
  Net Investment Income                                       (39,243)       (22,447)       (20,081)       (16,684)
  Net Short-Term Gains                                             --        (13,106)            --           (429)
  Net Long-Term Gains                                              --             --             --        (13,164)
                                                         ------------   ------------   ------------   ------------
    Total Distributions                                       (39,243)       (35,553)       (20,081)       (30,277)
                                                         ------------   ------------   ------------   ------------
Capital Share Transactions (b):
  Shares Issued                                               729,113        740,944        301,640        234,672
  Shares Issued in Lieu of Cash Distributions                  38,994         35,364         19,831         29,995
  Shares Redeemed                                            (444,243)      (275,289)      (101,843)      (107,440)
                                                         ------------   ------------   ------------   ------------
  Net Increase (Decrease) from Capital Share
    Transactions                                              323,864        501,019        219,628        157,227
                                                         ------------   ------------   ------------   ------------
    Total Increase (Decrease) in Net Assets                   317,897        479,900        206,213        139,642
NET ASSETS
  Beginning of Period                                       1,674,972      1,195,072        542,634        402,992
                                                         ------------   ------------   ------------   ------------
  End of Period                                          $  1,992,869   $  1,674,972   $    748,847   $    542,634
                                                         ============   ============   ============   ============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                              73,792         74,279         28,733         21,929
    Shares Issued in Lieu of Cash Distributions                 3,952          3,553          1,884          2,835
    Shares Redeemed                                           (44,955)       (27,584)        (9,705)       (10,011)
                                                         ------------   ------------   ------------   ------------
                                                               32,789         50,248         20,912         14,753
                                                         ============   ============   ============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                 $     20,119   $        (22)  $      6,753   $      4,235

----------
(a) The Portfolio commenced operations on April 5, 2005.

                 See accompanying Notes to Financial Statements.

                                                                                                                DFA
                                                                          DFA                              INTERMEDIATE
                                                                       FIVE-YEAR                            GOVERNMENT
                                                                  GLOBAL FIXED INCOME                      FIXED INCOME
                                                                       PORTFOLIO                             PORTFOLIO
                                                          -----------------------------------   -----------------------------------
                                                                YEAR               YEAR               YEAR               YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                              NOV. 30,           NOV. 30,           NOV. 30,           NOV. 30,
                                                                2005               2004               2005               2004
                                                          ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $         46,851   $         34,954   $         19,791   $         16,093
   Net Realized Gain (Loss) on Investment Securities
     Sold                                                          (12,376)            (5,049)             2,656              1,129
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                   38,493             (6,964)                --                 --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                    (36,225)            11,559            (14,670)            (3,418)
     Translation of Foreign Currency Denominated Amounts            (8,276)            (2,966)                --                 --
                                                          ----------------   ----------------   ----------------   ----------------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                     28,467             31,534              7,777             13,804
                                                          ----------------   ----------------   ----------------   ----------------
Distributions From:
   Net Investment Income                                           (33,648)           (32,175)           (18,785)           (15,547)
   Net Short-Term Gains                                                 --             (7,366)                --               (630)
   Net Long-Term Gains                                                  --            (30,042)            (1,145)            (6,872)
                                                          ----------------   ----------------   ----------------   ----------------
     Total Distributions                                           (33,648)           (69,583)           (19,930)           (23,049)
                                                          ----------------   ----------------   ----------------   ----------------
Capital Share Transactions (b):
   Shares Issued                                                   700,092            486,993            166,372             94,918
   Shares Issued in Lieu of Cash Distributions                      33,104             69,052             19,193             22,843
   Shares Redeemed                                                (233,800)          (281,857)           (82,982)           (51,642)
                                                          ----------------   ----------------   ----------------   ----------------
   Net Increase (Decrease) from Capital Share
     Transactions                                                  499,396            274,188            102,583             66,119
                                                          ----------------   ----------------   ----------------   ----------------
     Total Increase (Decrease) in Net Assets                       494,215            236,139             90,430             56,874
NET ASSETS
   Beginning of Period                                           1,205,578            969,439            373,108            316,234
                                                          ----------------   ----------------   ----------------   ----------------
   End of Period                                          $      1,699,793   $      1,205,578   $        463,538   $        373,108
                                                          ================   ================   ================   ================
(b) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                    66,475             46,221             14,310              8,057
   Shares Issued in Lieu of Cash Distributions                       3,137              6,592              1,644              1,941
   Shares Redeemed                                                 (22,214)           (26,765)            (7,125)            (4,392)
                                                          ----------------   ----------------   ----------------   ----------------
                                                                    47,398             26,048              8,829              5,606
                                                          ================   ================   ================   ================
ACCUMULATED NET INVESTMENT INCOME (LOSS)                  $         54,885   $         10,106   $          5,195   $          4,189

                                                                         DFA
                                                                      SHORT-TERM
                                                                    MUNICIPAL BOND
                                                                       PORTFOLIO
                                                          ----------------------------------
                                                                YEAR              YEAR
                                                               ENDED             ENDED
                                                              NOV. 30,          NOV. 30,
                                                                2005              2004
                                                          ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $         10,058   $         5,359
   Net Realized Gain (Loss) on Investment Securities
     Sold                                                               --               (17)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                       --                --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                     (4,935)           (1,598)
     Translation of Foreign Currency Denominated Amounts                --                --
                                                          ----------------   ---------------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                      5,123             3,744
                                                          ----------------   ---------------
Distributions From:
   Net Investment Income                                            (9,493)           (5,043)
   Net Short-Term Gains                                                 --                --
   Net Long-Term Gains                                                  --                --
                                                          ----------------   ---------------
     Total Distributions                                            (9,493)           (5,043)
                                                          ----------------   ---------------
Capital Share Transactions (b):
   Shares Issued                                                   233,759           221,275
   Shares Issued in Lieu of Cash Distributions                       9,267             4,959
   Shares Redeemed                                                (108,822)          (56,615)
                                                          ----------------   ---------------
   Net Increase (Decrease) from Capital Share
     Transactions                                                  134,204           169,619
                                                          ----------------   ---------------
     Total Increase (Decrease) in Net Assets                       129,834           168,320
NET ASSETS
   Beginning of Period                                             381,709           213,389
                                                          ----------------   ---------------
   End of Period                                          $        511,543   $       381,709
                                                          ================   ===============
(b) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                    23,287            21,904
   Shares Issued in Lieu of Cash Distributions                         924               492
   Shares Redeemed                                                 (10,845)           (5,608)
                                                          ----------------   ---------------
                                                                    13,366            16,788
                                                          ================   ===============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                  $          1,184   $           619

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              U.S. LARGE COMPANY PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                          YEAR            YEAR           YEAR           YEAR          YEAR
                                                          ENDED           ENDED          ENDED          ENDED         ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $      34.59   $      31.16   $      27.56   $      33.51   $      38.70
                                                       ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.60           0.61           0.47           0.42           0.42
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                               2.28           3.31           3.57          (5.95)         (5.19)
                                                       ------------   ------------   ------------   ------------   ------------
     Total From Investment Operations                          2.88           3.92           4.04          (5.53)         (4.77)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                      (0.68)         (0.49)         (0.44)         (0.42)         (0.42)
   Net Realized Gains                                            --             --             --             --             --
   Tax Return of Capital                                         --             --             --             --             --
                                                       ------------   ------------   ------------   ------------   ------------
     Total Distributions                                      (0.68)         (0.49)         (0.44)         (0.42)         (0.42)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $      36.79   $      34.59   $      31.16   $      27.56   $      33.51
===============================================================================================================================
Total Return                                                   8.41%         12.68%         14.90%        (16.64)%       (12.41)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $  2,088,128   $  1,440,869   $  1,017,265   $    775,769   $    851,921
Ratio of Expenses to Average Net Assets(3)                     0.15%          0.15%          0.15%          0.15%          0.15%
Ratio of Expenses to Average Net Assets (Excluding
   Waivers and Assumption of Expenses and/or
   Recovery of Previously Waived Fees)(3)                      0.30%          0.30%          0.30%          0.30%          0.30%
Ratio of Net Investment Income to Average Net Assets           1.78%          1.92%          1.66%          1.43%          1.16%
-------------------------------------------------------------------------------------------------------------------------------

                                                                         ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                          YEAR            YEAR           YEAR           YEAR          YEAR
                                                          ENDED           ENDED          ENDED          ENDED         ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $       9.35   $       8.42   $       7.41   $       8.91   $      11.91
                                                       ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.29           0.09           0.10           0.16           0.06
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                               0.37           0.94           1.02          (1.52)         (1.27)
                                                       ------------   ------------   ------------   ------------   ------------
     Total From Investment Operations                          0.66           1.03           1.12          (1.36)         (1.21)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                      (0.19)         (0.10)         (0.11)         (0.14)         (0.68)
   Net Realized Gains                                            --             --             --             --          (0.75)
   Tax Return of Capital                                         --             --             --             --          (0.36)
                                                       ------------   ------------   ------------   ------------   ------------
     Total Distributions                                      (0.19)         (0.10)         (0.11)         (0.14)         (1.79)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $       9.82   $       9.35   $       8.42   $       7.41   $       8.91
===============================================================================================================================
Total Return                                                   7.08%         12.28%         15.39%        (15.40)%       (11.90)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $    313,543   $    221,744   $    141,489   $    101,329   $     90,780
Ratio of Expenses to Average Net Assets(3)                     0.34%          0.37%          0.36%          0.37%          0.39%
Ratio of Expenses to Average Net Assets (Excluding
   Waivers and Assumption of Expenses and/or
   Recovery of Previously Waived Fees)(3)                      0.34%          0.37%          0.36%          0.37%          0.39%
Ratio of Net Investment Income to Average Net Assets           3.11%          0.95%          1.32%          2.00%          0.36%
-------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                            U.S. LARGE CAP VALUE PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                          YEAR            YEAR           YEAR           YEAR          YEAR
                                                          ENDED           ENDED          ENDED          ENDED         ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $      19.37   $      16.14   $      13.63   $      16.97   $      18.36
                                                       ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.30           0.16           0.20           0.19           0.29
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                               2.49           3.28           2.50          (1.51)          1.46
                                                       ------------   ------------   ------------   ------------   ------------
     Total From Investment Operations                          2.79           3.44           2.70          (1.32)          1.75
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                      (0.23)         (0.21)         (0.19)         (0.21)         (0.30)
   Net Realized Gains                                            --             --             --          (1.81)         (2.84)
                                                       ------------   ------------   ------------   ------------   ------------
     Total Distributions                                      (0.23)         (0.21)         (0.19)         (2.02)         (3.14)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $      21.93   $      19.37   $      16.14   $      13.63   $      16.97
===============================================================================================================================
Total Return                                                  14.49%         21.48%         20.10%         (8.77)%        10.83%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $  4,046,083   $  2,630,361   $  1,709,428   $  1,176,711   $  1,166,611
Ratio of Expenses to Average Net Assets(3)                     0.30%          0.32%          0.31%          0.32%          0.31%
Ratio of Expenses to Average Net Assets (Excluding
   Waivers and Assumption of Expenses and/or
   Recovery of Previously Waived Fees)(3)                      0.30%          0.32%          0.31%          0.32%          0.31%
Ratio of Net Investment Income to Average Net Assets           1.48%          0.89%          1.46%          1.25%          1.59%
-------------------------------------------------------------------------------------------------------------------------------

                                                                               U.S. SMALL XM VALUE PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                          YEAR            YEAR           YEAR           YEAR          YEAR
                                                          ENDED           ENDED          ENDED          ENDED         ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $      17.09   $      15.14   $      12.41   $      13.03   $      11.06
                                                       ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.32           0.86           0.05           0.07           0.14
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                               1.59           2.88           4.12           0.18           2.38
                                                       ------------   ------------   ------------   ------------   ------------
     Total From Investment Operations                          1.91           3.74           4.17           0.25           2.52
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                      (0.23)         (0.90)         (0.09)         (0.12)         (0.18)
   Net Realized Gains                                         (1.44)         (0.89)         (1.35)         (0.75)         (0.37)
                                                       ------------   ------------   ------------   ------------   ------------
     Total Distributions                                      (1.67)         (1.79)         (1.44)         (0.87)         (0.55)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $      17.33   $      17.09   $      15.14   $      12.41   $      13.03
===============================================================================================================================
Total Return                                                  12.17%         27.36%         38.43%          1.77%         23.77%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $    172,595   $    159,325   $     96,924   $     66,954   $     69,130
Ratio of Expenses to Average Net Assets(3)                     0.47%          0.50%          0.47%          0.50%          0.47%
Ratio of Expenses to Average Net Assets (Excluding
   Waivers and Assumption of Expenses and/or
   Recovery of Previously Waived Fees)(3)                      0.47%          0.48%          0.48%          0.52%          0.47%
Ratio of Net Investment Income to Average Net Assets           1.91%          0.27%          0.41%          0.73%          1.03%
-------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                       U.S. SMALL CAP VALUE PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      27.71     $      23.26     $      17.70     $      21.11     $      18.79
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.29             0.30             0.08             0.08             0.12
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        2.66             5.73             7.21             0.19             3.95
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 2.95             6.03             7.29             0.27             4.07
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.26)           (0.38)           (0.07)           (0.12)           (0.13)
   Net Realized Gains                                (1.66)           (1.20)           (1.66)           (3.56)           (1.62)
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (1.92)           (1.58)           (1.73)           (3.68)           (1.75)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      28.74     $      27.71     $      23.26     $      17.70     $      21.11
==============================================================================================================================
Total Return                                         11.32%           27.46%           45.92%            0.71%           23.47%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  6,924,234     $  5,795,166     $  4,209,747     $  2,972,651     $  2,914,661
Ratio of Expenses to Average Net Assets               0.55%(3)         0.56%(3)         0.56%(3)         0.56%(3)         0.56%(3)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                       0.55%(3)         0.56%(3)         0.56%(3)         0.56%(3)         0.56%(3)
Ratio of Net Investment Income to Average
   Net Assets                                         1.04%            0.04%            0.46%            0.42%            0.54%
Portfolio Turnover Rate                                N/A              N/A              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------

                                                U.S. CORE
                                                 EQUITY 1
                                                PORTFOLIO
                                            -----------------
                                             FOR THE PERIOD
                                            SEPT. 15, 2005(4)
                                                  TO
                                             NOV. 30, 2005
-------------------------------------------------------------
Net Asset Value, Beginning of Period        $           10.00
                                            -----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.03
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                           0.19
                                            -----------------
     Total From Investment Operations                    0.22
-------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   --
   Net Realized Gains                                      --
                                            -----------------
     Total Distributions                                   --
=============================================================
Net Asset Value, End of Period              $           10.22
-------------------------------------------------------------
     Total Return                                        2.20%(2)
Net Assets, End of Period (thousands)       $         123,591
Ratio of Expenses to Average Net Assets                  0.23%(1)(6)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                          0.37%(1)(6)
Ratio of Net Investment Income to Average
   Net Assets                                            1.85%(1)(6)
Portfolio Turnover Rate                                     0%(2)
-------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                U.S. CORE
                                                 EQUITY 2
                                                PORTFOLIO
                                            -----------------
                                             FOR THE PERIOD
                                            SEPT. 15, 2005(4)
                                                   TO
                                             NOV. 30, 2005
-------------------------------------------------------------
Net Asset Value, Beginning of Period        $           10.00
                                            -----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.03
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                           0.21
                                            -----------------
     Total From Investment Operations                    0.24
-------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   --
   Net Realized Gains                                      --
   Tax Return of Capital                                   --
     Total Distributions                                   --
-------------------------------------------------------------
Net Asset Value, End of Period              $           10.24
=============================================================
Total Return                                             2.40%(2)
-------------------------------------------------------------
Net Assets, End of Period (thousands)       $         182,078
Ratio of Expenses to Average Net Assets                  0.26%(1)(6)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                          0.38%(1)(6)
Ratio of Net Investment Income to Average
   Net Assets                                            1.92%(1)(6)
Portfolio Turnover Rate                                     0%(2)
-------------------------------------------------------------

                                                                        U.S. SMALL CAP PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR             YEAR             YEAR             YEAR
                                                 ENDED            ENDED            ENDED            ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                 2005              2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      19.13     $      16.52     $      11.97     $      14.43     $      14.27
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.15             0.05             0.06             0.07             0.09
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        1.75             2.67             4.65            (1.16)            1.57
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 1.90             2.72             4.71            (1.09)            1.66
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.13)           (0.10)           (0.07)           (0.08)           (0.09)
   Net Realized Gains                                (0.15)              --            (0.09)           (1.29)           (1.41)
   Tax Return of Capital                                --            (0.01)              --               --               --
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.28)           (0.11)           (0.16)           (1.37)           (1.50)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      20.75     $      19.13     $      16.52     $      11.97     $      14.43
==============================================================================================================================
Total Return                                         10.04%           16.59%           39.89%           (8.73)%          12.70%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  2,641,670     $  2,137,970     $  1,134,027     $    646,872     $    784,278
Ratio of Expenses to Average Net Assets               0.40%(3)         0.41%(3)         0.42%(3)         0.41%(3)         0.42%(3)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                       0.40%(3)         0.41%(3)         0.42%(3)         0.41%(3)         0.42%(3)
Ratio of Net Investment Income to Average
   Net Assets                                         0.78%            0.22%            0.52%            0.47%            0.62%
Portfolio Turnover Rate                                N/A              N/A              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                          U.S. MICRO CAP PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      15.06     $      13.34     $       9.07     $      11.09     $      11.93
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.07             0.19             0.03             0.03             0.05
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        1.43             1.93             4.40            (0.29)            1.59
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 1.50             2.12             4.43            (0.26)            1.64
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.06)           (0.22)           (0.02)           (0.05)           (0.05)
   Net Realized Gains                                (0.59)           (0.18)           (0.14)           (1.71)           (2.43)
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.65)           (0.40)           (0.16)           (1.76)           (2.48)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      15.91     $      15.06     $      13.34     $       9.07     $      11.09
==============================================================================================================================
Total Return                                         10.33%           16.34%           49.69%           (3.31%)          17.22%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  3,949,511     $  3,214,520     $  2,622,847     $  1,609,472     $  1,606,367
Ratio of Expenses to Average Net Assets               0.55%(3)         0.56%(3)         0.56%(3)         0.56%(3)         0.56%(3)
Ratio of Net Investment Income to Average
   Net Assets                                         0.48%            0.06%            0.25%            0.24%            0.41%
Portfolio Turnover Rate                                N/A              N/A              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------

                                                                    DFA REAL ESTATE SECURITIES PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      23.02     $      18.80     $      14.91     $      15.02     $      13.51
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.82             0.62             0.64             0.54             0.82
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        3.33             4.47             4.08             0.18             1.49
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 4.15             5.09             4.72             0.72             2.31
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.86)           (0.71)           (0.75)           (0.75)           (0.80)
   Net Realized Gains                                (0.56)           (0.16)           (0.08)           (0.08)              --
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (1.42)           (0.87)           (0.83)           (0.83)           (0.80)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      25.75     $      23.02     $      18.80     $      14.91     $      15.02
==============================================================================================================================
Total Return                                         18.81%           29.44%           33.48%            5.36%           17.76%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  1,836,650     $  1,308,898     $    783,405     $    413,264     $    283,732
Ratio of Expenses to Average Net Assets               0.37%            0.39%            0.41%            0.42%            0.43%
Ratio of Net Investment Income to Average
   Net Assets                                         3.11%            3.61%            4.19%            4.71%            5.55%
Portfolio Turnover Rate                                  3%               6%               2%               2%               6%
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                          LARGE CAP INTERNATIONAL PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                          YEAR            YEAR           YEAR           YEAR          YEAR
                                                          ENDED           ENDED          ENDED          ENDED         ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $      17.31   $      14.65   $      12.10   $      13.90   $      17.30
                                                       ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.44           0.31           0.25           0.22           0.25
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                 1.72           2.86           2.51          (1.79)         (3.38)
                                                       ------------   ------------   ------------   ------------   ------------
     Total From Investment Operations                          2.16           3.17           2.76          (1.57)         (3.13)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                      (0.47)         (0.51)         (0.21)         (0.23)         (0.22)
   Net Realized Gains                                            --             --             --             --          (0.05)
                                                       ------------   ------------   ------------   ------------   ------------
     Total Distributions                                      (0.47)         (0.51)         (0.21)         (0.23)         (0.27)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $      19.00   $      17.31   $      14.65   $      12.10   $      13.90
===============================================================================================================================
Total Return                                                  12.73%         22.09%         23.32%        (11.50)%       (18.42)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $  1,125,455   $    844,883   $    504,123   $    337,367   $    344,871
Ratio of Expenses to Average Net Assets                        0.37%          0.41%          0.43%          0.44%          0.45%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously Waived
   Fees)                                                       0.37%          0.41%          0.43%          0.44%          0.45%
Ratio of Net Investment Income to Average Net Assets           2.41%          2.07%          2.10%          1.74%          1.65%
Portfolio Turnover Rate                                           4%             1%             1%             9%             4%
-------------------------------------------------------------------------------------------------------------------------------

                                              INTERNATIONAL
                                               CORE EQUITY
                                                PORTFOLIO
                                            ------------------
                                              FOR THE PERIOD
                                                SEPT. 15,
                                                 2005(4)
                                                    TO
                                              NOV. 30, 2005
-------------------------------------------------------------
Net Asset Value, Beginning of Period        $           10.00
                                            -----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.04(5)
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                           0.03
                                            -----------------
     Total From Investment Operations                    0.07
-------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   --
   Net Realized Gains                                      --
                                            -----------------
     Total Distributions                                   --
-------------------------------------------------------------
Net Asset Value, End of Period              $           10.07
=============================================================
Total Return                                             0.70%(2)
-------------------------------------------------------------
Net Assets, End of Period (thousands)       $         121,249
Ratio of Expenses to Average Net Assets                  0.49%(1)( 6)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived  Fees)                                         0.90%(1)(6)
Ratio of Net Investment Income to Average
   Net Assets                                            1.89%(1)
Portfolio Turnover Rate                                     0%(2)
-------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                        INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                      -------------------------------------------------------------------------
                                                          YEAR            YEAR           YEAR           YEAR          YEAR
                                                         ENDED            ENDED          ENDED          ENDED         ENDED
                                                        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2005            2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      14.12    $      11.00   $       7.41   $       7.67   $       8.49
                                                      ------------    ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.31(5)         0.22           0.16           0.14           0.15
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                2.38            3.24           3.57          (0.25)         (0.67)
                                                      ------------    ------------   ------------   ------------   ------------
     Total From Investment Operations                         2.69            3.46           3.73          (0.11)         (0.52)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.29)          (0.34)         (0.14)         (0.15)         (0.17)
   Net Realized Gains                                        (0.33)             --             --             --          (0.13)
                                                      ------------    ------------   ------------   ------------   ------------
     Total Distributions                                     (0.62)          (0.34)         (0.14)         (0.15)         (0.30)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      16.19    $      14.12   $      11.00   $       7.41   $       7.67
===============================================================================================================================
Total Return                                                 19.74%          32.10%         51.28%         (1.39)%        (6.36)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $  2,725,231    $  1,658,184   $    909,887   $    464,578   $    356,200
Ratio of Expenses to Average Net Assets(3)                    0.64%           0.69%          0.71%          0.71%          0.72%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)(3)                                            0.64%           0.69%          0.71%          0.71%          0.72%
Ratio of Net Investment Income to
   Average Net Assets                                         2.05%           1.82%          1.97%          1.83%          2.02%
-------------------------------------------------------------------------------------------------------------------------------

                                                                          JAPANESE SMALL COMPANY PORTFOLIO
                                                      -------------------------------------------------------------------------
                                                         YEAR             YEAR           YEAR           YEAR          YEAR
                                                         ENDED            ENDED          ENDED          ENDED         ENDED
                                                        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2005            2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      13.99    $      10.80   $       7.49   $       8.42   $       9.90
                                                      ------------    ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.16(5)         0.22           0.05           0.06           0.09
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                4.00            3.16           3.35          (0.90)         (1.46)
                                                      ------------    ------------   ------------   ------------   ------------
     Total From Investment Operations                         4.16            3.38           3.40          (0.84)         (1.37)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.18)          (0.19)         (0.09)         (0.09)         (0.11)
   Net Realized Gains                                           --              --             --             --             --
                                                      ------------    ------------   ------------   ------------   ------------
     Total Distributions                                     (0.18)          (0.19)         (0.09)         (0.09)         (0.11)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      17.97    $      13.99   $      10.80   $       7.49   $       8.42
===============================================================================================================================
Total Return                                                 30.13%          31.79%         46.01%         (9.96)%       (13.94)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $    169,995    $     65,879   $     22,713   $     51,819   $     76,570
Ratio of Expenses to Average Net Assets(3)                    0.68%           0.73%          0.75%          0.74%          0.74%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)(3)                                            0.68%           0.79%          0.85%          0.75%          0.74%
Ratio of Net Investment Income to
   Average Net Assets                                         1.03%           1.01%          1.18%          0.76%          0.93%
-------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                         ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                      -------------------------------------------------------------------------
                                                         YEAR             YEAR           YEAR           YEAR          YEAR
                                                         ENDED            ENDED          ENDED          ENDED         ENDED
                                                        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2005            2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      14.54    $      12.10   $       7.92   $       7.70   $       7.89
                                                      ------------    ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.70            0.50          (0.13)          0.24           0.25
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                0.54            2.58           4.69           0.27          (0.06)
                                                      ------------    ------------   ------------   ------------   ------------
     Total From Investment Operations                         1.24            3.08           4.56           0.51           0.19
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.50)          (0.64)         (0.38)         (0.29)         (0.38)
   Net Realized Gains                                           --              --             --             --             --
                                                      ------------    ------------   ------------   ------------   ------------
     Total Distributions                                     (0.50)          (0.64)         (0.38)         (0.29)         (0.38)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      15.28    $      14.54   $      12.10   $       7.92   $       7.70
===============================================================================================================================
Total Return                                                  8.81%          26.73%         60.57%          6.92%          2.32%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $     38,927    $     26,735   $     20,378   $     54,185   $     74,185
Ratio of Expenses to Average Net Assets(3)                    0.74%           0.80%          0.78%          0.79%          0.75%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)(3)                                            0.86%           0.96%          0.88%          0.80%          0.75%
Ratio of Net Investment Income to
   Average Net Assets                                         3.89%           3.29%          2.87%          3.23%          3.18%
-------------------------------------------------------------------------------------------------------------------------------

                                                                        UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                      -------------------------------------------------------------------------
                                                         YEAR             YEAR           YEAR           YEAR          YEAR
                                                         ENDED            ENDED          ENDED          ENDED         ENDED
                                                        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2005            2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      23.47    $      19.26   $      14.24   $      16.23   $      19.31
                                                      ------------    ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.64(5)         0.48           0.62           0.50           0.47
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                2.15            4.87           5.26          (1.23)         (1.26)
                                                      ------------    ------------   ------------   ------------   ------------
     Total From Investment Operations                         2.79            5.35           5.88          (0.73)         (0.79)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.59)          (1.14)         (0.54)         (0.48)         (0.63)
   Net Realized Gains                                        (1.02)             --          (0.32)         (0.78)         (1.66)
                                                      ------------    ------------   ------------   ------------   ------------
     Total Distributions                                     (1.61)          (1.14)         (0.86)         (1.26)         (2.29)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      24.65    $      23.47   $      19.26   $      14.24   $      16.23
===============================================================================================================================
Total Return                                                 12.35%          29.05%         44.01%         (5.13)%        (5.36)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $     20,578    $     15,816   $     12,209   $     28,985   $     41,143
Ratio of Expenses to Average Net Assets(3)                    0.70%           0.74%          0.73%          0.73%          0.74%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)(3)                                            0.89%           1.04%          0.96%          0.80%          0.79%
Ratio of Net Investment Income to
   Average Net Assets                                         2.70%           2.21%          2.83%          2.55%          2.38%
-------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                    CONTINENTAL SMALL COMPANY PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      14.12     $      12.60     $       8.93     $       9.96     $      12.33
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.21             0.17             0.49             0.23             0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        2.28             3.64             3.83             0.02            (0.85)
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 2.49             3.81             4.32             0.25            (0.58)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.30)           (0.50)           (0.22)           (0.27)           (0.32)
   Net Realized Gains                                (0.53)           (1.79)           (0.43)           (1.01)           (1.47)
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.83)           (2.29)           (0.65)           (1.28)           (1.79)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      15.78     $      14.12     $      12.60     $       8.93     $       9.96
==============================================================================================================================
Total Return                                         18.42%           35.91%           52.10%            2.71%           (5.85)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $     52,061     $     33,839     $     24,376     $     60,743     $     82,883
Ratio of Expenses to Average Net Assets               0.71%(3)         0.73%(3)         0.77%(3)         0.78%(3)         0.76%(3)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                       0.78%(3)         0.87%(3)         0.88%(3)         0.78%(3)         0.76%(3)
Ratio of Net Investment Income to
   Average Net Assets                                 1.77%            1.56%            2.07%            1.84%            2.28%
Portfolio Turnover Rate                                N/A              N/A              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------

                                                                DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      15.16     $      11.52     $       7.42     $       7.39     $       7.84
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.40(5)          0.23             0.16             0.15             0.19
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        2.77             3.85             4.09             0.06            (0.20)
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 3.17             4.08             4.25             0.21            (0.01)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.36)           (0.35)           (0.15)           (0.18)           (0.18)
   Net Realized Gains                                (0.40)           (0.09)              --               --            (0.26)
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.76)           (0.44)           (0.15)           (0.18)           (0.44)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      17.57     $      15.16     $      11.52     $       7.42     $       7.39
==============================================================================================================================
Total Return                                         21.75%           36.34%           58.44%            2.95%           (0.15)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  4,128,428     $  2,215,523     $  1,095,697     $    576,537     $    492,911
Ratio of Expenses to Average Net Assets               0.75%            0.78%            0.81%            0.83%            0.83%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                       0.75%            0.78%            0.81%            0.83%            0.83%
Ratio of Net Investment Income to
   Average Net Assets                                 2.44%            1.63%            1.75%            1.87%            2.36%
Portfolio Turnover Rate                                 13%              10%              10%              21%              13%
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                             EMERGING MARKETS PORTFOLIO
                                                      -------------------------------------------------------------------------
                                                         YEAR             YEAR           YEAR           YEAR          YEAR
                                                         ENDED            ENDED          ENDED          ENDED         ENDED
                                                        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2005            2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      15.61    $      11.87   $       8.65   $       8.62   $       9.52
                                                      ------------    ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.58(5)         0.27           0.16           0.10           0.12
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                4.13            3.80           3.18           0.05          (0.96)
                                                      ------------    ------------   ------------   ------------   ------------
     Total From Investment Operations                         4.71            4.07           3.34           0.15          (0.84)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.43)          (0.33)         (0.12)         (0.12)         (0.06)
   Net Realized Gains                                           --              --             --             --             --
                                                      ------------    ------------   ------------   ------------   ------------
     Total Distributions                                     (0.43)          (0.33)         (0.12)         (0.12)         (0.06)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      19.89    $      15.61   $      11.87   $       8.65   $       8.62
===============================================================================================================================
Total Return                                                 30.65%          34.95%         39.13%          1.71%         (8.95)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $  1,805,186    $  1,131,778   $    594,076   $    333,866   $    298,036
Ratio of Expenses to Average Net Assets(3)                    0.69%           0.74%          0.78%          0.78%          0.90%
Ratio of Net Investment Income to
   Average Net Assets                                         3.28%           2.20%          1.79%          1.20%          1.50%
-------------------------------------------------------------------------------------------------------------------------------

                                                                        EMERGING MARKETS SMALL CAP PORTFOLIO
                                                      -------------------------------------------------------------------------
                                                         YEAR             YEAR           YEAR           YEAR          YEAR
                                                         ENDED            ENDED          ENDED          ENDED         ENDED
                                                        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2005            2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      11.44    $       8.74   $       5.89   $       5.33   $       6.79
                                                      ------------    ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.27(5)         0.11           0.10           0.06           0.10
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                2.37            2.85           2.88           0.54          (0.65)
                                                      ------------    ------------   ------------   ------------   ------------
     Total From Investment Operations                         2.64            2.96           2.98           0.60          (0.55)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.22)          (0.19)         (0.07)         (0.04)         (0.06)
   Net Realized Gains                                        (0.49)          (0.07)         (0.06)            --          (0.85)
                                                      ------------    ------------   ------------   ------------   ------------
     Total Distributions                                     (0.71)          (0.26)         (0.13)         (0.04)         (0.91)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      13.37    $      11.44   $       8.74   $       5.89   $       5.33
===============================================================================================================================
Total Return                                                 24.27%          34.55%         51.84%         11.23%         (9.44)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $    482,378    $    190,028   $     84,353   $     26,516   $     15,172
Ratio of Expenses to Average Net Assets(3)                    0.97%           1.04%          1.12%          1.20%          1.56%
Ratio of Net Investment Income to
   Average Net Assets                                         2.21%           1.41%          1.81%          1.31%          1.18%
-------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                EMERGING
                                              MARKETS CORE
                                                 EQUITY
                                                PORTFOLIO
                                            -----------------
                                             FOR THE PERIOD
                                             APRIL 5, 2005(4)
                                                   TO
                                              NOV. 30, 2005
-------------------------------------------------------------
Net Asset Value, Beginning of Period        $           10.00
                                            -----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.10
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                           1.51
                                            -----------------
     Total From Investment Operations                    1.61
-------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.07)
   Net Realized Gains                                      --
                                            -----------------
     Total Distributions                                (0.07)
-------------------------------------------------------------
Net Asset Value, End of Period              $           11.54
=============================================================
Total Return                                            16.12%(2)
-------------------------------------------------------------
Net Assets, End of Period (thousands)       $         218,563
Ratio of Expenses to Average Net Assets                  1.00%(1)(6)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                          1.09%(1)(6)
Ratio of Net Investment Income to Average
   Net Assets                                            1.79%(1)(6)
Portfolio Turnover Rate                                     2%(2)
-------------------------------------------------------------

                                                                    DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      10.20     $      10.30     $      10.39     $      10.31     $      10.21
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.28             0.25             0.16             0.27             0.51
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                       (0.05)           (0.10)            0.03             0.08             0.11
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 0.23             0.15             0.19             0.35             0.62
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.29)           (0.25)           (0.16)           (0.27)           (0.52)
   Net Realized Gains                                   --               --            (0.12)              --               --
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.29)           (0.25)           (0.28)           (0.27)           (0.52)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      10.14     $      10.20     $      10.30     $      10.39     $      10.31
==============================================================================================================================
Total Return                                          2.24%            1.08%            1.85%            3.43%            6.21%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  1,953,884     $  1,738,574     $  1,454,736     $    992,307     $    739,847
Ratio of Expenses to Average Net Assets               0.19%(3)         0.20%(3)         0.20%(3)         0.20%(3)         0.20%(3)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                       0.19%(3)         0.20%(3)         0.20%(3)         0.20%(3)         0.20%(3)
Ratio of Net Investment Income to Average
   Net Assets                                         2.78%            1.40%            1.45%            2.56%            5.04%
Portfolio Turnover Rate                                N/A              N/A              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                 DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $       9.92     $      10.08     $      10.19     $       9.95     $      10.05
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.31             0.25             0.22             0.25             0.19
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                       (0.14)           (0.14)            0.01             0.20             0.45
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 0.17             0.11             0.23             0.45             0.64
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.21)           (0.27)           (0.34)           (0.21)           (0.56)
   Net Realized Gains                                   --               --               --               --               --
   Tax Return of Capital                                --               --               --               --            (0.18)
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.21)           (0.27)           (0.34)           (0.21)           (0.74)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       9.88     $       9.92     $      10.08     $      10.19     $       9.95
==============================================================================================================================
Total Return                                          1.77%            1.08%            2.26%            4.54%            6.75%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  1,992,869     $  1,674,972     $  1,195,072     $    799,214     $    596,119
Ratio of Expenses to Average Net Assets               0.21%(3)         0.23%(3)         0.25%(3)         0.25%(3)         0.27%(3)
Ratio of Net Investment Income to Average
  Net Assets                                          3.25%            1.35%            1.68%            2.58%            1.34%
Portfolio Turnover Rate                                N/A              N/A              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------

                                                                     DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      10.64     $      11.11     $      11.05     $      10.56     $      10.32
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.35             0.33             0.34             0.41             0.49
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                       (0.24)           (0.01)            0.10             0.51             0.32
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 0.11             0.32             0.44             0.92             0.81
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.34)           (0.41)           (0.38)           (0.43)           (0.57)
   Net Realized Gains                                   --            (0.38)              --               --               --
   Tax Return of Capital                                --               --               --               --               --
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.34)           (0.79)           (0.38)           (0.43)           (0.57)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      10.41     $      10.64     $      11.11     $      11.05     $      10.56
==============================================================================================================================
Total Return                                          1.02%            3.02%            4.02%            9.06%            8.18%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $    748,847     $    542,634     $    402,992     $    315,290     $    243,880
Ratio of Expenses to Average Net Assets               0.25%            0.27%            0.27%            0.26%            0.27%
Ratio of Net Investment Income to Average
   Net Assets                                         3.47%            3.21%            3.20%            4.09%            4.79%
Portfolio Turnover Rate                                 36%              45%             149%              19%             189%
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      10.50     $      10.92     $      10.93     $      10.50     $      10.50
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.34(5)          0.26             0.33             0.33             0.50
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                       (0.11)            0.06             0.15             0.44             0.22
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 0.23             0.32             0.48             0.77             0.72
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.25)           (0.32)           (0.39)           (0.33)           (0.72)
   Net Realized Gains                                   --            (0.42)           (0.10)           (0.01)              --
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.25)           (0.74)           (0.49)           (0.34)           (0.72)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      10.48     $      10.50     $      10.92     $      10.93     $      10.50
==============================================================================================================================
Total Return                                          2.15%            3.04%            4.45%            7.55%            7.23%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  1,699,793     $  1,205,578     $    969,439     $    761,717     $    628,936
Ratio of Expenses to Average Net Assets               0.33%            0.34%            0.34%            0.35%            0.37%
Ratio of Net Investment Income to Average
   Net Assets                                         3.22%            3.12%            3.23%            4.09%            4.04%
Portfolio Turnover Rate                                 69%              90%             103%              79%             113%
------------------------------------------------------------------------------------------------------------------------------

                                                             DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR             YEAR             YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      11.79     $      12.14     $      12.39     $      11.90     $      11.18
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.52             0.55             0.62             0.65             0.65
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                       (0.29)           (0.05)           (0.02)            0.48             0.71
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 0.23             0.50             0.60             1.13             1.36
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.53)           (0.56)           (0.65)           (0.64)           (0.64)
   Net Realized Gains                                (0.04)           (0.29)           (0.20)              --               --
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.57)           (0.85)           (0.85)           (0.64)           (0.64)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      11.45     $      11.79     $      12.14     $      12.39     $      11.90
==============================================================================================================================
Total Return                                          1.87%            4.21%            4.86%            9.95%           12.57%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $    463,538     $    373,108     $    316,234     $    300,059     $    310,661
Ratio of Expenses to Average Net Assets               0.15%            0.17%            0.17%            0.16%            0.16%
Ratio of Net Investment Income to Average
   Net Assets                                         4.61%            4.72%            4.91%            5.37%            5.60%
Portfolio Turnover Rate                                 16%               6%              23%              14%              17%
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                     DFA SHORT TERM MUNICIPAL BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                   FOR THE
                                                                                                  PERIOD(4)
                                                  YEAR             YEAR            YEAR            AUG. 20
                                                  ENDED            ENDED           ENDED              TO
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      10.09     $      10.13     $       9.97     $      10.00
                                              ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.22             0.17             0.16             0.04
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                       (0.11)           (0.04)            0.15            (0.04)
                                              ------------     ------------     ------------     ------------
     Total From Investment Operations                 0.11             0.13             0.31               --
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.21)           (0.17)           (0.15)           (0.03)
   Net Realized Gains                                   --               --               --               --
                                              ------------     ------------     ------------     ------------
     Total Distributions                             (0.21)           (0.17)           (0.15)           (0.03)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       9.99     $      10.09     $      10.13     $       9.97
=============================================================================================================
Total Return                                          1.11%            1.27%            3.17%           (0.03)%(2)
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $    511,543     $    381,709     $    213,389     $     78,819
Ratio of Expenses to Average Net Assets               0.30%            0.30%            0.30%            0.30%(1)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                       0.29%            0.33%            0.34%            0.75%(1)
Ratio of Net Investment Income to Average
   Net Assets                                         2.22%            1.73%            1.60%            1.71%(1)
Portfolio Turnover Rate                                  2%               6%               0%               0%(2)
-------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. Twenty-seven of the Fund's forty-one portfolios (the "Portfolios") are included in this report. Of the remaining fourteen portfolios, thirteen are presented in separate reports, and one has not commenced operations as of November 30, 2005.

     The following portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                 PERCENTAGE
                                                                                                  OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                       SERIES (MASTER FUNDS)                            AT 11/30/05
-------------------------                       ---------------------                            -----------
U.S. Large Company Portfolio                    The U.S. Large Company Series                             49%
Enhanced U.S. Large Company Portfolio           The Enhanced U.S. Large Company Series                   100%
U.S. Large Cap Value Portfolio                  The U.S. Large Cap Value Series                           69%
U.S. Small XM Value Portfolio                   The U.S. Small XM Value Series                           100%
U.S. Small Cap Value Portfolio                  The U.S. Small Cap Value Series                           92%
U.S. Small Cap Portfolio                        The U.S. Small Cap Series                                 91%
U.S. Micro Cap Portfolio                        The U.S. Micro Cap Series                                100%
International Small Company Portfolio           The Japanese Small Company Series                         80%
                                                The Asia Pacific Small Company Series                     85%
                                                The United Kingdom Small Company Series                   91%
                                                The Continental Small Company Series                      89%
Japanese Small Company Portfolio                The Japanese Small Company Series                         15%
Asia Pacific Small Company Portfolio            The Asia Pacific Small Company Series                     10%
United Kingdom Small Company Portfolio          The United Kingdom Small Company Series                    3%
Continental Small Company Portfolio             The Continental Small Company Series                       5%
Emerging Markets Portfolio                      The Emerging Markets Series                               98%
Emerging Markets Small Cap Portfolio            The Emerging Markets Small Cap Series                     88%
DFA One-Year Fixed Income Portfolio             The DFA One-Year Fixed Income Series                     100%
DFA Two-Year Global Fixed Income Portfolio      The DFA Two-Year Global Fixed Income Series               96%

     Each Feeder Fund, with the exception of the International Small Company Portfolio (which invests in the four funds indicated), invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short-term temporary cash investments.

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

     Effective September 15, 2005, Pacific Rim Small Company Portfolio changed its name to Asia Pacific Small Company Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, and DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values securities at the mean between the quoted bid and asked prices. Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Small Cap Value Portfolio, and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued at the most recently quoted bid price or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

     Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of their corresponding Master Funds.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each receive their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities and foreign currency, on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

     The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Portfolios' investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Portfolios accrue for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

     For the year ended November 30, 2005, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          U.S. Core Equity 1 Portfolio                                          0.17 of 1%
          U.S. Core Equity 2 Portfolio                                          0.20 of 1%
          DFA Real Estate Securities Portfolio                                  0.30 of 1%
          Large Cap International Portfolio                                     0.25 of 1%
          International Core Equity Portfolio                                   0.35 of 1%
          DFA International Small Cap Value Portfolio                           0.65 of 1%
          Emerging Markets Core Equity Portfolio                                0.55 of 1%
          DFA Five-Year Government Portfolio                                    0.20 of 1%
          DFA Five-Year Global Fixed Income Portfolio                           0.25 of 1%
          DFA Intermediate Government Fixed Income Portfolio                    0.10 of 1%
          DFA Short-Term Municipal Bond Portfolio                               0.20 of 1%

     For the year ended November 30, 2005, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative services fee based on the following effective annual rates of average daily net assets:

          U.S. Large Company Portfolio                                         0.125 of 1%
          Enhanced U.S. Large Company Portfolio                                 0.15 of 1%
          U.S. Large Cap Value Portfolio                                        0.15 of 1%
          U.S. Small XM Value Portfolio                                         0.30 of 1%
          U.S. Small Cap Value Portfolio                                        0.30 of 1%
          U.S. Small Cap Portfolio                                              0.32 of 1%
          U.S. Micro Cap Portfolio                                              0.40 of 1%
          International Small Company Portfolio                                 0.40 of 1%
          Japanese Small Company Portfolio                                      0.40 of 1%
          Asia Pacific Small Company Portfolio                                  0.40 of 1%
          United Kingdom Small Company Portfolio                                0.40 of 1%
          Continental Small Company Portfolio                                   0.40 of 1%
          Emerging Markets Portfolio                                            0.40 of 1%
          Emerging Markets Small Cap Portfolio                                  0.45 of 1%
          DFA One-Year Fixed Income Portfolio                                   0.10 of 1%
          DFA Two-Year Global Fixed Income Portfolio                            0.10 of 1%

     Pursuant to a Fee Waiver and Expense Assumption Agreement for U.S. Large Company Portfolio, U.S. Small XM Value Portfolio, and Emerging Markets Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) to the extent necessary to limit the expenses of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.15% for the U.S. Large Company Portfolio, 0.50% for U.S. Small XM Value Portfolio, and 1.00% for Emerging Markets Portfolio. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year unless terminated by the Fund or the Advisor. At November 30, 2005, U.S. Large Company Portfolio had approximately $5,772 of previously waived fees (in thousands) subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2008. U.S. Small XM Value Portfolio and Emerging Markets Portfolio had no fees waived subject to future reimbursement to the Advisor.

     Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive its administration fee for Enhanced U.S. Large Company Portfolio to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of The Enhanced U.S. Large Company Series) exceed 0.45% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed 0.45% of average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, there were no fees waived subject to future reimbursement to the Advisor.

     Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of its investment advisory services fee and assume a Portfolio's expenses to the extent necessary to limit the expenses of U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, and International Core Equity Portfolio to 0.23%, 0.26% and 0.49%, respectively, of each Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of a Portfolio are less than that Portfolio's Expense Limitation Amount described above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed its Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from September 15, 2005 (commencement of operations) to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, there were $27, $32, and $68, respectively, of previously waived fees (in thousands) subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2008.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the master funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, there were no fees waived subject to future reimbursement to the Advisor.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, and Continental Small Company Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolios to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund. At any time that the direct expenses of each Portfolio are less than 0.47% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.47% of its average net assets on an annualized basis. The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, for Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, and Continental Small Company Portfolio there were approximately $51, $110, $114, and $105, respectively, of previously waived fees (in thousands) subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2008.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for Emerging Markets Core Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of its investment advisory services fee to reduce the Portfolio's expenses up to the amount of its total investment advisory services fee when the Portfolio's total operating expenses exceed 1.00% of the Portfolio's average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 1.00% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's expenses to exceed 1.00% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 5, 2005 (commencement of operations) to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, Emerging Markets Core Equity Portfolio, had approximately $70 of previously waived fees (in thousands) subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2008. Effective December 1, 2005, pursuant to an amended and restated Fee Waiver and Expense Assumption Agreement for the Emerging Markets Core Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of its investment advisory services fee and assume the Portfolio's expenses to the extent necessary to limit the expenses of the Portfolio to 0.85% of its average net assets on an annualized basis.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for DFA Short-Term Municipal Bond Portfolio, the Advisor has contractually agreed to waive all or a portion of its investment advisory services fee to the extent necessary to reduce the Portfolio's expenses up to the amount of its total investment advisory services fee when its total operating expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, DFA Short-Term Municipal Bond Portfolio had approximately $101 of previously waived fees (in thousands) subject to future reimbursement over various periods not exceeding November 30, 2008.

FEES PAID TO OFFICERS AND DIRECTORS:

     Certain Officers and Directors of the Advisor are also Officers and Directors of the Funds; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Funds. For the year ended November 30, 2005, the total related amounts paid by the Fund under this arrangement were $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

     At November 30, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows (amounts in thousands):

          U.S. Large Company Portfolio                                          $        31
          Enhanced U.S. Large Company Portfolio                                           5
          U.S. Large Cap Value Portfolio                                                 57
          U.S. Small XM Value Portfolio                                                   3
          U.S. Small Cap Value Portfolio                                                111
          U.S. Core Equity 1 Portfolio                                                    1
          U.S. Core Equity 2 Portfolio                                                    2
          U.S. Small Cap Portfolio                                                       42
          U.S. Micro Cap Portfolio                                                       61
          DFA Real Estate Securities Portfolio                                           27
          Large Cap International Portfolio                                              17
          International Core Equity Portfolio                                             1
          International Small Company Portfolio.                                         38
          Japanese Small Company Portfolio                                                2
          Asia Pacific Small Company Portfolio                                            1
          United Kingdom Small Company Portfolio                                         --
          Continental Small Company Portfolio                                             1
          DFA International Small Cap Value Portfolio                                    57
          Emerging Markets Portfolio                                                     25
          Emerging Markets Small Cap Portfolio                                            5
          Emerging Markets Core Equity Portfolio                                          2
          DFA One-Year Fixed Income Portfolio                                            36
          DFA Two-Year Global Fixed Income Portfolio                                     32
          DFA Five-Year Government Portfolio                                             11
          DFA Five-Year Global Fixed Income Portfolio                                    25
          DFA Intermediate Government Fixed Income Portfolio                              8
          DFA Short-Term Municipal Bond Portfolio                                         8

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2005, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                   U.S. GOVERNMENT                 OTHER INVESTMENT
                                                                     SECURITIES                       SECURITIES
                                                           ------------------------------    ----------------------------
                                                              PURCHASES         SALES          PURCHASES         SALES
                                                           --------------    ------------    -------------    -----------
U.S. Core Equity 1 Portfolio                                           --              --    $     120,134    $        28
U.S. Core Equity 2 Portfolio                                           --              --          176,074             56
DFA Real Estate Securities Portfolio                                   --              --          371,481         46,576
Large Cap International Portfolio                                      --              --          225,076         37,559
International Core Equity Portfolio                                    --              --          118,309             44
DFA International Small Cap Value Portfolio                            --              --        1,811,395        426,658
Emerging Markets Core Equity Portfolio                                 --              --          196,392          2,107
DFA Five-Year Government Portfolio                         $      453,191    $    231,802               --             --
DFA Five-Year Global Fixed Income Portfolio                       221,136         364,057        1,385,816        613,144
DFA Intermediate Government Fixed Income Portfolio                169,999          66,121               --             --
DFA Short-Term Municipal Bond Portfolio                                --              --           88,046          5,952

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies", and the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                      INCREASE            INCREASE
                                                                     (DECREASE)          (DECREASE)
                                                  INCREASE          UNDISTRIBUTED       ACCUMULATED
                                                 (DECREASE)        NET INVESTMENT       NET REALIZED
                                              PAID-IN CAPITAL          INCOME          GAINS/(LOSSES)
                                              ----------------    ----------------    ----------------
U.S. Small XM Value Portfolio                 $            (22)                 --    $             22
U.S. Small Cap Value Portfolio                          34,621    $         (6,985)            (27,636)
U.S. Small Cap Portfolio                                10,350              (2,300)             (8,050)
U.S. Micro Cap Portfolio                                 9,232              (2,070)             (7,162)
DFA Real Estate Securities Portfolio                        (3)              4,138              (4,135)
Large Cap International Portfolio                          (43)                124                 (81)
International Core Equity Portfolio                         --                 (91)                 91
International Small Company Portfolio                    6,072               1,120              (7,192)
Japanese Small Company Portfolio                        (1,532)                109               1,423
Asia Pacific Small Company Portfolio                       223                 202                (425)
United Kingdom Small Company Portfolio                      --                 (16)                 16
Continental Small Company Portfolio                         --                (562)                562
DFA International Small Cap Value Portfolio              7,840               2,970             (10,810)
Emerging Markets Portfolio                                  --              (1,613)              1,613
Emerging Markets Small Cap Portfolio                        --                (706)                706
Emerging Markets Core Equity Portfolio                      --                (373)                373
DFA Five-Year Global Fixed Income Portfolio                 --              38,540             (38,540)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                                                  NET INVESTMENT
                                                      INCOME
                                                  AND SHORT-TERM      LONG-TERM       RETURN OF
                                                   CAPITAL GAINS    CAPITAL GAINS      CAPITAL        TOTAL
                                                  --------------    -------------     ---------    ------------
U.S. Large Company Portfolio
2005                                              $       31,675               --            --    $     31,675
2004                                                      17,869               --            --          17,869

Enhanced U.S. Large Company Portfolio
2005                                                       4,954               --            --           4,954
2004                                                       1,797               --     $      86           1,883

U.S. Large Cap Value Portfolio
2005                                                      34,948               --            --          34,948
2004                                                      23,826               --         1,025          24,851

                                                   NET INVESTMENT
                                                       INCOME
                                                   AND SHORT-TERM      LONG-TERM       RETURN OF
                                                    CAPITAL GAINS    CAPITAL GAINS      CAPITAL         TOTAL
                                                   --------------    -------------     ---------    ------------
U.S. Small XM Value Portfolio
2005                                               $        9,894    $       5,689            --    $     15,583
2004                                                        6,606            6,040            --          12,646

U.S. Small Cap Value Portfolio
2005                                                      121,647          284,777            --         406,424
2004                                                       69,276          216,598            --         285,874

U.S. Small Cap Portfolio
2005                                                       32,449               --            --          32,449
2004                                                        7,229               --     $   1,515           8,744

U.S. Micro Cap Portfolio
2005                                                       63,821           76,559            --         140,380
2004                                                       43,268           35,395            --          78,663

DFA Real Estate Securities Portfolio
2005                                                       54,162           29,137            --          83,299
2004                                                       40,062            6,193            --          46,255

Large Cap International Portfolio
2005                                                       25,310               --            --          25,310
2004                                                       20,560               --            --          20,560

International Small Company Portfolio
2005                                                       43,366           37,025            --          80,391
2004                                                       32,182               --            --          32,182

Japanese Small Company Portfolio
2005                                                        1,062               --            --           1,062
2004                                                          396               --            --             396

Asia Pacific Small Company Portfolio
2005                                                          996               --            --             996
2004                                                        1,138               --            --           1,138

United Kingdom Small Company Portfolio
2005                                                          568              538            --           1,106
2004                                                          723               --            --             723

Continental Small Company Portfolio
2005                                                          841            1,241            --           2,082
2004                                                        1,260            3,086            --           4,346

DFA International Small Cap Value Portfolio
2005                                                       71,235           58,589            --         129,824
2004                                                       38,541            8,285            --          46,826

Emerging Markets Portfolio
2005                                                       34,905               --            --          34,905
2004                                                       19,202               --            --          19,202

                                                  NET INVESTMENT
                                                      INCOME
                                                  AND SHORT-TERM      LONG-TERM       RETURN OF
                                                   CAPITAL GAINS    CAPITAL GAINS      CAPITAL         TOTAL
                                                  --------------    -------------     ---------    ------------
Emerging Markets Small Cap Portfolio
2005                                              $        7,916    $       6,395            --    $     14,311
2004                                                       2,550              432            --           2,982

Emerging Markets Core Equity Portfolio
2005                                                         702               --            --             702

DFA One-Year Fixed Income Portfolio
2005                                                      56,058               --            --          56,058
2004                                                      34,046               --            --          34,046

DFA Two-Year Global Fixed Income Portfolio
2005                                                      39,243               --            --          39,243
2004                                                      35,146               --     $     407          35,553

DFA Five-Year Government Portfolio
2005                                                      20,081               --            --          20,081
2004                                                      17,118           13,159            --          30,277

DFA Five-Year Global Fixed Income Portfolio
2005                                                      33,648               --            --          33,648
2004                                                      39,545           30,038            --          69,583

DFA Intermediate Government Fixed Income
 Portfolio
2005                                                      18,785            1,145            --          19,930
2004                                                      16,177            6,872            --          23,049

DFA Short-Term Municipal Bond Portfolio
2005                                                       9,493               --            --           9,493
2004                                                       5,043               --            --           5,043

     The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                       NET INVESTMENT
                                                          INCOME
                                                       AND SHORT-TERM       LONG-TERM
                                                        CAPITAL GAINS     CAPITAL GAINS        TOTAL
                                                       --------------     -------------     ------------
U.S. Small Cap Value Portfolio                         $        6,271     $      26,169     $     32,440
U.S. Small Cap Portfolio                                        2,309             8,041           10,350
U.S. Micro Cap Portfolio                                        1,856             6,035            7,891
International Small Company Portfolio                           2,115             3,957            6,072
DFA International Small Cap Value Portfolio                     3,248             4,592            7,840

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                      UNDISTRIBUTED                                            TOTAL NET
                                                      NET INVESTMENT                                         DISTRIBUTABLE
                                                        INCOME AND      UNDISTRIBUTED         CAPITAL          EARNINGS/
                                                        SHORT-TERM        LONG-TERM            LOSS          (ACCUMULATED
                                                      CAPITAL GAINS     CAPITAL GAINS      CARRYFORWARD         LOSSES)
                                                     ---------------   ---------------   ---------------    ---------------
U.S. Large Company Portfolio                         $         9,309                --   $       (34,734)   $       (25,425)
Enhanced U.S. Large Company Portfolio                          3,383                --            (2,537)               846
U.S. Large Cap Value Portfolio                                13,555   $         1,764                --             15,319
U.S. Small XM Value Portfolio                                    887            10,265                --             11,152
U.S. Small Cap Value Portfolio                                    --           505,072                --            505,072
U.S. Core Equity 1 Portfolio                                     394                --                --                394
U.S. Core Equity 2 Portfolio                                     528                --                --                528
U.S. Small Cap Portfolio                                       2,223           117,489                --            119,712
U.S. Micro Cap Portfolio                                       2,280           208,456                --            210,736
DFA Real Estate Securities Portfolio                          27,160            11,397                --             38,557
Large Cap International Portfolio                              6,787                --           (19,322)           (12,535)
International Core Equity Portfolio                              245                --               (21)               224
International Small Company Portfolio                         29,598           118,420                --            148,018
Japanese Small Company Portfolio                                 778                --           (46,105)           (45,327)
Asia Pacific Small Company Portfolio                             590                --           (12,865)           (12,275)
United Kingdom Small Company Portfolio                           344               850                --              1,194
Continental Small Company Portfolio                              327             5,098                --              5,425
DFA International Small Cap Value Portfolio                   54,556           160,035                --            214,591
Emerging Markets Portfolio                                    16,553                --           (11,761)             4,792
Emerging Markets Small Cap Portfolio                           3,597             8,330                --             11,927
Emerging Markets Core Equity Portfolio                           385                --                --                385
DFA One-Year Fixed Income Portfolio                              171                --            (5,201)            (5,030)
DFA Two-Year Global Fixed Income Portfolio                    20,158                --                --             20,158
DFA Five-Year Government Portfolio                             6,765                --            (7,679)              (914)
DFA Five-Year Global Fixed Income Portfolio                   43,875                --           (17,425)            26,450
DFA Intermediate Government Fixed Income Portfolio             5,205             2,622                --              7,827
DFA Short-Term Municipal Bond Portfolio                        1,214                --               (17)             1,197

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 2006        2007         2008          2009         2010         2011
                                              ----------   ----------   ----------   ----------   ----------   ----------
U.S. Large Company Portfolio                          --           --           --           --           --   $   28,579
Enhanced U.S. Large Company Portfolio                 --           --           --           --           --        2,535
Large Cap International Portfolio                     --           --           --   $      357   $   18,180          533
International Core Equity Portfolio                   --           --           --           --           --           --
Japanese Small Company Portfolio              $    7,918   $    2,827   $      632        3,508        4,453       19,912
Asia Pacific Small Company Portfolio                  --          566           --          906        3,164        6,171
Emerging Markets Portfolio                            --           --           --           --        4,389        7,372
DFA One-Year Fixed Income Portfolio                   --           --           --           --           --           --
DFA Five-Year Government Portfolio                    --           --           --           --           --           --
DFA Five-Year Global Fixed Income Portfolio           --           --           --           --           --           --
DFA Short-Term Municipal Bond Portfolio               --           --           --           --           --           --

                                                2012          2013        TOTAL
                                              ----------   ----------   ----------
U.S. Large Company Portfolio                          --   $    6,155   $   34,734
Enhanced U.S. Large Company Portfolio                 --            2        2,537
Large Cap International Portfolio                     --          252       19,322
International Core Equity Portfolio                   --           21           21
Japanese Small Company Portfolio              $    3,800        3,055       46,105
Asia Pacific Small Company Portfolio               1,151          907       12,865
Emerging Markets Portfolio                            --           --       11,761
DFA One-Year Fixed Income Portfolio                  676        4,525        5,201
DFA Five-Year Government Portfolio                   884        6,795        7,679
DFA Five-Year Global Fixed Income Portfolio        5,041       12,384       17,425
DFA Short-Term Municipal Bond Portfolio               17           --           17

     During the year ended November 30, 2005, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          Enhanced U.S. Large Company Portfolio                                $      39
          U.S. Large Cap Value Portfolio                                           1,214
          Emerging Markets Portfolio                                              34,172
          DFA Two-Year Global Fixed Income Portfolio                                 216

     Some of the Portfolio's investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

                                                     MARK TO MARKET    REALIZED GAINS
                                                     ---------------   ---------------
Large Cap International Portfolio                    $         6,977   $           214
International Core Equity Portfolio                                2                --
International Small Company Portfolio                          6,210             5,149
Japanese Small Company Portfolio                                 476               191
Asia Pacific Small Company Portfolio                             771               340
United Kingdom Small Company Portfolio                           104                17
Continental Small Company Portfolio                               75               610
DFA International Small Cap Value Portfolio                   13,323             9,240
Emerging Markets Portfolio                                     2,882               310
Emerging Markets Small Cap Portfolio                             129               154

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                           NET
                                                                                                        UNREALIZED
                                                  FEDERAL          UNREALIZED        UNREALIZED       APPRECIATION/
                                                  TAX COST        APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
                                              ---------------   ---------------   ---------------    ---------------
U.S. Large Company Portfolio                  $     1,748,040   $       484,815   $      (144,482)   $       340,333
Enhanced U.S. Large Company Portfolio                 310,810            37,037           (34,270)             2,767
U.S. Large Cap Value Portfolio                      3,103,108         1,053,869          (110,226)           943,643
U.S. Small XM Value Portfolio                         137,411            37,949            (2,724)            35,225
U.S. Small Cap Value Portfolio                      4,891,784         2,212,430          (178,008)         2,034,422
U.S. Core Equity 1 Portfolio                          124,396             5,474            (2,966)             2,508
U.S. Core Equity 2 Portfolio                          182,818             8,171            (3,634)             4,537
U.S. Small Cap Portfolio                            2,148,946           568,674           (75,153)           493,521
U.S. Micro Cap Portfolio                            2,732,778         1,323,225          (105,061)         1,218,164
DFA Real Estate Securities Portfolio                1,321,711           575,433            (4,621)           570,812
Large Cap International Portfolio                     960,950           259,590           (56,403)           203,187
International Core Equity Portfolio                   121,562             4,458            (3,062)             1,396
International Small Company Portfolio               2,094,976           664,435           (34,377)           630,058
Japanese Small Company Portfolio                      255,922            51,554          (137,454)           (85,900)
Asia Pacific Small Company Portfolio                   63,652            48,962           (73,694)           (24,732)
United Kingdom Small Company Portfolio                 13,488            70,004           (62,914)             7,090
Continental Small Company Portfolio                    36,745            82,312           (66,988)            15,324
DFA International Small Cap Value Portfolio         3,758,444         1,073,919          (172,930)           900,989

                                                                                                                  NET
                                                                                                               UNREALIZED
                                                        FEDERAL           UNREALIZED       UNREALIZED        APPRECIATION/
                                                        TAX COST         APPRECIATION    (DEPRECIATION)      (DEPRECIATION)
                                                     ---------------   ---------------   ---------------    ---------------
Emerging Markets Portfolio                           $     1,166,046   $       702,962   $       (63,158)   $       639,804
Emerging Markets Small Cap Portfolio                         387,611           112,878           (17,913)            94,965
Emerging Markets Core Equity Portfolio                       198,304            26,958            (6,433)            20,525
DFA One-Year Fixed Income Portfolio                        1,969,997                --           (15,878)           (15,878)
DFA Two-Year Global Fixed Income Portfolio                 2,034,610                --           (41,509)           (41,509)
DFA Five-Year Government Portfolio                           756,772                 1           (13,869)           (13,868)
DFA Five-Year Global Fixed Income Portfolio                1,719,104            26,269           (58,691)           (32,422)
DFA Intermediate Government Fixed Income Portfolio           453,824             9,091            (6,440)             2,651
DFA Short-Term Municipal Bond Portfolio                      512,347                57            (5,510)            (5,453)

G. COMPONENTS OF NET ASSETS:

     At November 30, 2005, net assets consisted of (amounts in thousands):

                                                                                     ACCUMULATED
                                                                                    NET REALIZED
                                                                  ACCUMULATED        GAIN (LOSS)        ACCUMULATED
                                                                      NET          OF INVESTMENT       NET REALIZED
                                                                   INVESTMENT        SECURITIES          FOREIGN
                                                  PAID-IN            INCOME              AND             EXCHANGE
                                                  CAPITAL            (LOSS)            FUTURES          GAIN (LOSS)
                                              ---------------   ---------------    ---------------    ---------------
U.S. Large Company Portfolio                  $     1,773,829   $         9,278    $       (90,998)                --
Enhanced U.S. Large Company Portfolio                 309,934             3,378            (36,807)                --
U.S. Large Cap Value Portfolio                      3,087,179            13,498           (108,463)                --
U.S. Small XM Value Portfolio                         126,222               883              7,541                 --
U.S. Small Cap Value Portfolio                      4,384,851              (111)           327,065                 --
U.S. Core Equity 1 Portfolio                          120,710               367                  6                 --
U.S. Core Equity 2 Portfolio                          177,035               496                 10                 --
U.S. Small Cap Portfolio                            2,028,480             1,149             43,367                 --
U.S. Micro Cap Portfolio                            2,520,672             1,061            104,553                 --
DFA Real Estate Securities Portfolio                1,234,363               412             29,722                 --
Large Cap International Portfolio                     934,883              (207)           (19,932)   $          (200)
International Core Equity Portfolio                   119,649               221                 70                (91)
International Small Company Portfolio               1,947,333             9,687            132,544             (1,001)
Japanese Small Company Portfolio                      301,256               300            (48,808)               (75)
Asia Pacific Small Company Portfolio                   75,939              (182)           (12,916)                 3
United Kingdom Small Company Portfolio                 12,295                72              1,022                (12)
Continental Small Company Portfolio                    31,278               100              5,264                (16)
DFA International Small Cap Value Portfolio         3,013,218            15,358            187,703             (2,122)
Emerging Markets Portfolio                          1,164,006            13,645            (12,558)            (1,303)
Emerging Markets Small Cap Portfolio                  375,829               479             11,946               (633)

                                                                   UNREALIZED
                                                                  APPRECIATION
                                                DEFERRED         (DEPRECIATION)       UNREALIZED
                                                THAILAND         OF INVESTMENT       NET FOREIGN
                                                 CAPITAL           SECURITIES,         EXCHANGE
                                                  GAINS            FUTURES AND           GAIN               TOTAL
                                                   TAX          FOREIGN CURRENCY        (LOSS)            NET ASSETS
                                              ---------------   ----------------    ---------------    ---------------
U.S. Large Company Portfolio                               --   $        396,019                 --    $     2,088,128
Enhanced U.S. Large Company Portfolio                      --             37,038                 --            313,543
U.S. Large Cap Value Portfolio                             --          1,053,869                 --          4,046,083
U.S. Small XM Value Portfolio                              --             37,949                 --            172,595
U.S. Small Cap Value Portfolio                             --          2,212,429                 --          6,924,234
U.S. Core Equity 1 Portfolio                               --              2,508                 --            123,591
U.S. Core Equity 2 Portfolio                               --              4,537                 --            182,078
U.S. Small Cap Portfolio                                   --            568,674                 --          2,641,670
U.S. Micro Cap Portfolio                                   --          1,323,225                 --          3,949,511
DFA Real Estate Securities Portfolio                       --            572,153                 --          1,836,650
Large Cap International Portfolio                          --            210,974    $           (63)         1,125,455
International Core Equity Portfolio                        --              1,403                 (3)           121,249
International Small Company Portfolio                      --            636,809               (141)         2,725,231
Japanese Small Company Portfolio                           --            (82,646)               (32)           169,995
Asia Pacific Small Company Portfolio                       --            (23,914)                (3)            38,927
United Kingdom Small Company Portfolio                     --              7,201                 --             20,578
Continental Small Company Portfolio                        --             15,399                 36             52,061
DFA International Small Cap Value Portfolio                --            914,584               (313)         4,128,428
Emerging Markets Portfolio                    $        (3,466)           644,815                 47          1,805,186
Emerging Markets Small Cap Portfolio                     (341)            95,095                  3            482,378

                                                 NUMBER OF
                                                   SHARES
                                                 AUTHORIZED
                                              ---------------
U.S. Large Company Portfolio                      200,000,000
Enhanced U.S. Large Company Portfolio             100,000,000
U.S. Large Cap Value Portfolio                    250,000,000
U.S. Small XM Value Portfolio                     100,000,000
U.S. Small Cap Value Portfolio                    400,000,000
U.S. Core Equity 1 Portfolio                      100,000,000
U.S. Core Equity 2 Portfolio                      100,000,000
U.S. Small Cap Portfolio                          200,000,000
U.S. Micro Cap Portfolio                          300,000,000
DFA Real Estate Securities Portfolio              100,000,000
Large Cap International Portfolio                 150,000,000
International Core Equity Portfolio               100,000,000
International Small Company Portfolio             200,000,000
Japanese Small Company Portfolio                   50,000,000
Asia Pacific Small Company Portfolio               50,000,000
United Kingdom Small Company Portfolio             70,000,000
Continental Small Company Portfolio                50,000,000
DFA International Small Cap Value Portfolio       300,000,000
Emerging Markets Portfolio                        150,000,000
Emerging Markets Small Cap Portfolio              100,000,000

                                                                                                ACCUMULATED
                                                                                                NET REALIZED
                                                                             ACCUMULATED        GAIN (LOSS)       ACCUMULATED
                                                                                 NET           OF INVESTMENT      NET REALIZED
                                                                              INVESTMENT         SECURITIES          FOREIGN
                                                              PAID-IN           INCOME              AND              EXCHANGE
                                                              CAPITAL           (LOSS)            FUTURES           GAIN (LOSS)
                                                          ---------------   ---------------   ---------------    ---------------
Emerging Markets Core Equity Portfolio                    $       197,722   $           290   $           432    $          (373)
DFA One-Year Fixed Income Portfolio                             1,974,981               136           (16,675)                --
DFA Two-Year Global Fixed Income Portfolio                      2,014,252            20,119           (10,297)                --
DFA Five-Year Government Portfolio                                763,641             6,753            (7,679)                --
DFA Five-Year Global Fixed Income Portfolio                     1,705,982            54,885           (55,917)            38,493
DFA Intermediate Government Fixed Income Portfolio                453,068             5,195             2,624                 --
DFA Short-Term Municipal Bond Portfolio                           515,830             1,184               (17)                --

                                                                               UNREALIZED
                                                                              APPRECIATION
                                                             DEFERRED        (DEPRECIATION)        UNREALIZED
                                                             THAILAND        OF INVESTMENT        NET FOREIGN
                                                             CAPITAL          SECURITIES,           EXCHANGE
                                                              GAINS           FUTURES AND             GAIN               TOTAL
                                                               TAX          FOREIGN CURRENCY         (LOSS)           NET ASSETS
                                                          ---------------   ----------------    ---------------    ---------------
Emerging Markets Core Equity Portfolio                    $           (30)  $         20,526    $            (4)   $       218,563
DFA One-Year Fixed Income Portfolio                                    --             (4,558)                --          1,953,884
DFA Two-Year Global Fixed Income Portfolio                             --            (31,205)                --          1,992,869
DFA Five-Year Government Portfolio                                     --            (13,868)                --            748,847
DFA Five-Year Global Fixed Income Portfolio                            --            (32,408)           (11,242)         1,699,793
DFA Intermediate Government Fixed Income Portfolio                     --              2,651                 --            463,538
DFA Short-Term Municipal Bond Portfolio                                --             (5,454)                --            511,543

                                                              NUMBER OF
                                                               SHARES
                                                             AUTHORIZED
                                                          ---------------
Emerging Markets Core Equity Portfolio                        100,000,000
DFA One-Year Fixed Income Portfolio                           300,000,000
DFA Two-Year Global Fixed Income Portfolio                    250,000,000
DFA Five-Year Government Portfolio                            100,000,000
DFA Five-Year Global Fixed Income Portfolio                   200,000,000
DFA Intermediate Government Fixed Income Portfolio            100,000,000
DFA Short-Term Municipal Bond Portfolio                       100,000,000

H. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

     2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2005, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements (amounts in thousands):

                                                                                          UNREALIZED
                                                                        VALUE AT            FOREIGN
 SETTLEMENT                                         CONTRACT          NOVEMBER 30,         EXCHANGE
    DATE       CURRENCY SOLD      CURRENCY           AMOUNT               2005            GAIN (LOSS)
-----------    -------------   ---------------    ------------      ----------------      -----------
12/21/05             217,246   Euro Currency      $    254,430      $        256,434      $    (2,004)
12/14/05             190,826   Euro Currency           225,201               225,150               51
12/21/05             235,809   Canadian Dollar         198,196               202,260           (4,064)
12/14/05             230,509   Canadian Dollar         194,256               197,670           (3,414)
12/21/05          16,801,097   Japanese Yen            141,707               140,618            1,089
12/21/05             972,462   Swedish Krona           118,530               120,628           (2,098)
12/21/05             302,745   Denmark Krone            47,541                47,947             (406)
12/21/05              52,342   Swiss Franc              39,661                39,851             (190)
                                                  ------------      ----------------      -----------
                               Total              $  1,219,522      $      1,230,558      $   (11,036)
                                                  ============      ================      ===========

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

I. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the year ended November 30, 2005, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

                                                  WEIGHTED          WEIGHTED        NUMBER OF    INTEREST    MAXIMUM AMOUNT
                                                  AVERAGE            AVERAGE           DAYS      EXPENSE     BORROWED DURING
                                               INTEREST RATE      LOAN BALANCE     OUTSTANDING   INCURRED      THE PERIOD
                                               --------------    ---------------   -----------   --------    ---------------
DFA Real Estate Securities Portfolio                     3.13%   $         2,493             4   $      1    $         7,512
Large Cap International Portfolio                        4.62%             1,000             1         --              1,000
International Small Company Portfolio                    3.75%             1,074            31          3              4,364
DFA International Small Cap Value Portfolio              3.94%             2,469             4          1              2,587

     There were no outstanding borrowings under the line of credit at November 30, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolios under the line of credit with the international custodian bank during the year ended November 30, 2005.

J. SECURITIES LENDING:

     As of November 30, 2005, some of the Portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of U.S. securities and foreign securities are required at all times to be secured by collateral at least equal to 102% and 105%, respectively, of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each Portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

     At November 30, 2005, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                             APPROXIMATE
                                                                             PERCENTAGE
                                                           NUMBER OF       OF OUTSTANDING
                                                         SHAREHOLDERS          SHARES
                                                         ------------      --------------
U.S. Large Company Portfolio                                        1                  62%
Enhanced U.S. Large Company Portfolio                               3                  68%
U.S. Large Cap Value Portfolio                                      1                  52%
U.S. Small XM Value Portfolio                                       4                  46%
U.S. Small Cap Value Portfolio                                      1                  36%
U.S. Core Equity 1 Portfolio                                        3                  94%
U.S. Core Equity 2 Portfolio                                        3                  86%
U.S. Small Cap Portfolio                                            1                  20%
U.S. Micro Cap Portfolio                                            1                  40%
DFA Real Estate Securities Portfolio                                2                  69%
Large Cap International Portfolio                                   1                  56%
International Core Equity Portfolio                                 3                  88%
International Small Company Portfolio                               1                  48%
Japanese Small Company Portfolio                                    3                  51%
Asia Pacific Small Company Portfolio                                2                  71%
United Kingdom Small Company Portfolio                              1                  65%
Continental Small Company Portfolio                                 3                  73%
DFA International Small Cap Value Portfolio                         1                  42%
Emerging Markets Portfolio                                          1                  42%
Emerging Markets Small Cap Portfolio                                2                  58%
Emerging Markets Core Equity Portfolio                              2                  67%
DFA One-Year Fixed Income Portfolio                                 1                  54%
DFA Two-Year Global Fixed Income Portfolio                          2                  82%
DFA Five-Year Government Portfolio                                  3                  81%
DFA Five-Year Global Fixed Income Portfolio                         2                  64%
DFA Intermediate Government Fixed Income Portfolio                  1                  78%
DFA Short-Term Municipal Bond Portfolio                             2                  76%

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments for U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio and the summary schedules of portfolio holdings for U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, DFA International Small Cap Value Portfolio and Emerging Markets Core Equity Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio (formerly Pacific Rim Small Company Portfolio), United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Core Equity Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005, by correspondence with the custodians, brokers, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

     At the Board meeting held on June 23, 2005 and the Board meeting held on September 13, 2005 (collectively, the "Meeting"), the Board of Directors of the DFA Investment Dimensions Group Inc. (the "Fund") considered the approval of the investment advisory agreements between the Fund and Dimensional Fund Advisors Inc. for each of the U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, and International Core Equity Portfolio (each, a "Portfolio"), new portfolios of the Fund. The Board also considered the approval of the sub-advisory agreements with Dimensional Fund Advisors Ltd. and DFA Australia Limited for the International Core Equity Portfolio. (The investment advisory agreements, and in the case of the International Core Equity Portfolio, the sub-advisory agreements, are referred to as the "Advisory Agreements." Dimensional Fund Advisors Inc. and, in the case of the International Core Equity Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited, are referred to as the "Advisor.")

     At the Meeting, the Board considered a variety of factors in considering the approval of the Advisory Agreements for each Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Portfolio, including the resources of the Advisor to be dedicated to the Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Portfolio; (iv) the profitability realized by the Advisor from its relationship with the Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of Portfolio investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Portfolio.

     When considering the nature, extent and quality of the services that will be provided by the Advisor to each Portfolio, and the resources of the Advisor dedicated to each Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the Portfolio. The Board noted that the services that were proposed to be provided to each Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to each Portfolio appeared to be consistent with the Portfolio's anticipated operational requirements.

     The Board also considered the proposed fees and projected expenses for each Portfolio, and compared the fees to be charged to each Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged by other mutual funds managed by third parties in the Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of each Portfolio appeared to compare favorably to the expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for each Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the Portfolio's peer group. The Board also noted that the Advisor had agreed to contractual fee waiver arrangements to limit the expenses of each Portfolio. The Board also concluded that the shareholders of each Portfolio were likely to receive reasonable value in return for paying the fees and expenses of the Portfolio. Given each Portfolio's proposed advisory fee and the Portfolio's likely ranking among peer mutual funds for having the lowest fees, the Board determined that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to each Portfolio at the present time.

     Additionally, the Board noted that, as each Portfolio had not yet commenced investment operations, there was no investment performance for either the Portfolios or the Advisor in managing the Portfolios for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Portfolios because the Portfolios had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

     After a full consideration and evaluation of a variety of factors, including those discussed above, with no single factor or particular information being identified as being of paramount importance or controlling, the Board, including the directors who are not "interested persons" (as defined in the 1940
Act) of the Fund or the Advisor, with the assistance of independent legal counsel, concluded that the approval of the Advisory Agreements for each Portfolio was in the best interests of the Portfolio and its shareholders.

                        DIMENSIONAL INVESTMENT GROUP INC.

                                PERFORMANCE CHART

[CHART]

DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                                 MSCI EAFE INDEX
DATE              DFA INTERNATIONAL VALUE PORTFOLIO              (NET DIVIDENDS)
11/30/1995                                    10000                        10000
12/31/1995                                    10485                        10403
 1/31/1996                                    10590                        10446
 2/29/1996                                    10647                        10481
 3/31/1996                                    10801                        10703
 4/30/1996                                    11219                        11015
 5/31/1996                                    11114                        10812
 6/30/1996                                    11149                        10873
 7/31/1996                                    10852                        10555
 8/31/1996                                    10890                        10578
 9/30/1996                                    11079                        10859
10/31/1996                                    10973                        10748
11/30/1996                                    11464                        11176
12/31/1996                                    11305                        11032
 1/31/1997                                    10928                        10646
 2/28/1997                                    11027                        10820
 3/31/1997                                    11064                        10859
 4/30/1997                                    11004                        10917
 5/31/1997                                    11838                        11627
 6/30/1997                                    12343                        12268
 7/31/1997                                    12513                        12467
 8/31/1997                                    11694                        11536
 9/30/1997                                    12117                        12182
10/31/1997                                    11484                        11246
11/30/1997                                    10991                        11131
12/31/1997                                    10949                        11228
 1/31/1998                                    11605                        11742
 2/28/1998                                    12364                        12495
 3/31/1998                                    12910                        12880
 4/30/1998                                    12951                        12982
 5/31/1998                                    13064                        12919
 6/30/1998                                    12939                        13016
 7/31/1998                                    13083                        13148
 8/31/1998                                    11368                        11520
 9/30/1998                                    10753                        11166
10/31/1998                                    11823                        12330
11/30/1998                                    12342                        12962
12/31/1998                                    12577                        13473
 1/31/1999                                    12325                        13434
 2/28/1999                                    12010                        13113
 3/31/1999                                    12745                        13661
 4/30/1999                                    13500                        14214
 5/31/1999                                    12818                        13482
 6/30/1999                                    13390                        14008
 7/31/1999                                    13868                        14424
 8/31/1999                                    14006                        14477
 9/30/1999                                    14059                        14623
10/31/1999                                    13984                        15170
11/30/1999                                    13942                        15698
12/31/1999                                    14627                        17106
 1/31/2000                                    13498                        16019
 2/29/2000                                    13162                        16451
 3/31/2000                                    13883                        17088
 4/30/2000                                    13525                        16189
 5/31/2000                                    13775                        15794
 6/30/2000                                    14738                        16411
 7/31/2000                                    14256                        15723
 8/31/2000                                    14376                        15860
 9/30/2000                                    13962                        15088
10/31/2000                                    13852                        14731
11/30/2000                                    13841                        14179
12/31/2000                                    14604                        14683
 1/31/2001                                    14627                        14675
 2/28/2001                                    14180                        13575
 3/31/2001                                    13322                        12670
 4/30/2001                                    14016                        13551
 5/31/2001                                    13910                        13072
 6/30/2001                                    13642                        12538
 7/31/2001                                    13356                        12310
 8/31/2001                                    13547                        11998
 9/30/2001                                    11821                        10782
10/31/2001                                    11893                        11059
11/30/2001                                    12324                        11466
12/31/2001                                    12375                        11534
 1/31/2002                                    12101                        10922
 2/28/2002                                    12238                        10998
 3/31/2002                                    12998                        11593
 4/30/2002                                    13433                        11670
 5/31/2002                                    13882                        11818
 6/30/2002                                    13491                        11347
 7/31/2002                                    12108                        10227
 8/31/2002                                    12096                        10204
 9/30/2002                                    10658                         9108
10/31/2002                                    10961                         9598
11/30/2002                                    11619                        10033
12/31/2002                                    11320                         9696
 1/31/2003                                    10939                         9291
 2/28/2003                                    10723                         9078
 3/31/2003                                    10459                         8899
 4/30/2003                                    11604                         9772
 5/31/2003                                    12482                        10364
 6/30/2003                                    12884                        10614
 7/31/2003                                    13464                        10871
 8/31/2003                                    13812                        11134
 9/30/2003                                    14342                        11477
10/31/2003                                    15469                        12192
11/30/2003                                    15792                        12463
12/31/2003                                    16972                        13437
 1/31/2004                                    17402                        13627
 2/29/2004                                    17923                        13942
 3/31/2004                                    18202                        14020
 4/30/2004                                    17654                        13703
 5/31/2004                                    17824                        13749
 6/30/2004                                    18561                        14050
 7/31/2004                                    17877                        13594
 8/31/2004                                    18101                        13654
 9/30/2004                                    18679                        14011
10/31/2004                                    19394                        14489
11/30/2004                                    20823                        15479
12/31/2004                                    21860                        16158
 1/31/2005                                    21633                        15861
 2/28/2005                                    22487                        16546
 3/31/2005                                    21925                        16131
 4/30/2005                                    21257                        15752
 5/31/2005                                    21284                        15759
 6/30/2005                                    21619                        15968
 7/31/2005                                    22580                        16458
 8/31/2005                                    23325                        16874
 9/30/2005                                    23976                        17625
10/31/2005                                    23608                        17110
11/30/2005                                    24030                        17529

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                         15.40%           11.67%            9.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2005

     International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index. Net returns were diminished considerably by appreciation of the U.S. dollar relative to the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona. Overall, currency exchange rate changes negatively impacted returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 27.48% in local currency and 13.27% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                        LOCAL
                                                       CURRENCY         U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                           RETURN            RETURN
-----------------------------                          --------         -----------
United Kingdom (net dividends)                            19.09%               7.72%
Japan (net dividends)                                     41.66%              21.55%
France                                                    25.50%              11.33%
Switzerland                                               38.51%              19.87%
Germany                                                   26.12%              11.88%
Netherlands                                               29.13%              14.55%
Australia                                                 25.56%              19.79%
Italy                                                     19.84%               6.30%
Spain                                                     24.16%              10.12%
Sweden                                                    27.30%               6.03%

----------
Gross returns unless otherwise noted.

Source: Morgan Stanley Capital International

     Large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results, although returns varied among individual countries.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (price only)                                        20.35%
MSCI EAFE Value Index (net dividends)                                         14.34%
MSCI EAFE Index (net dividends)                                               13.27%
MSCI EAFE Growth Index (net dividends)                                        12.14%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 33.12% for the MSCI Emerging Markets Index (gross dividends), and 13.27% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                         TOTAL
                                                        RETURNS
COUNTRY                                                (U.S. $)
-------                                                --------
Argentina                                                 67.41%
Brazil                                                    73.90%
Thailand                                                   4.11%
Chile                                                     30.93%
Indonesia                                                  6.11%
Hungary                                                   28.07%
Israel                                                    32.85%
Poland                                                    34.73%
Taiwan                                                     6.89%
Mexico                                                    53.97%
Malaysia                                                   0.54%
Philippines                                               22.52%
Turkey                                                    80.71%
South Korea                                               47.97%

----------
Source: Morgan Stanley Capital International

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

INTERNATIONAL VALUE PORTFOLIO

     The International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 634 stocks in 22 developed-country markets, as of November 30, 2005, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.00% of the Master Fund's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, value stocks outperformed growth stocks in international markets. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 12.14% for the MSCI EAFE Growth Index (net dividends), and 14.34% for the MSCI EAFE Value Index (net dividends). Total return for the International Value Portfolio over this year was 15.40%. Relative to the MSCI EAFE Value Index (net dividends) outperformance for the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics and those with smaller market capitalizations. International large stocks falling in the top quartile when ranked by book-to-market ratio outperformed most other stocks in the MSCI EAFE Value Index and average weight allocated to this range was 76% for the Master Fund compared to 35% for the Index. Stocks in the Portfolio with market caps between $1.5 and $50 billion exceeded the performance of the MSCI EAFE Value Index and average weight allocated to these stocks was 83% for the Portfolio compared to 63% for the Index.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLE

                                     BEGINNING          ENDING                              EXPENSES
                                      ACCOUNT           ACCOUNT          ANNUALIZED           PAID
                                       VALUE             VALUE             EXPENSE           DURING
                                      06/01/05          11/30/05            RATIO            PERIOD*
                                    ------------      ------------      -----------        -----------
Actual Fund Return                  $   1,000.00      $   1,129.00             0.48%       $      2.56
Hypothetical 5% Annual Return       $   1,000.00      $   1,022.66             0.48%       $      2.43

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Affiliated Investment Companies                                    100.0%

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust
  Company (Affiliated Investment Company) (145,607,146 Shares, Cost $1,943,874)
  at Value+                                                                           $     2,519,004
Receivable for Fund Shares Sold                                                                 3,904
Prepaid Expenses and Other Assets                                                                  34
                                                                                      ---------------
    Total Assets                                                                            2,522,942
                                                                                      ---------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                                               3,360
  Fund Shares Redeemed                                                                            544
  Due to Advisor                                                                                  414
Accrued Expenses and Other Liabilities                                                            167
                                                                                      ---------------
    Total Liabilities                                                                           4,485
                                                                                      ---------------
NET ASSETS                                                                            $     2,518,457
                                                                                      ===============
SHARES OUTSTANDING, $0.01 PAR VALUE
  (Authorized 200,000,000 Shares)                                                         142,557,489
                                                                                      ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                              $         17.67
                                                                                      ===============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment Company                    $        60,993
                                                                                      ---------------
EXPENSES
  Administrative Services Fees                                                                  3,962
  Accounting & Transfer Agent Fees                                                                 48
  Legal Fees                                                                                       29
  Audit Fees                                                                                       11
  Filing Fees                                                                                     128
  Shareholders' Reports                                                                            50
  Directors' Fees & Expenses                                                                       23
  Other                                                                                            12
                                                                                      ---------------
      Total Expenses                                                                            4,263
                                                                                      ---------------
  NET INVESTMENT INCOME (LOSS)                                                                 56,730
                                                                                      ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment Company                       55,190
  Net Realized Gain (Loss) on Investment Securities Sold                                       (1,015)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities                   170,710
                                                                                      ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                                                     224,885
                                                                                      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $       281,615
                                                                                      ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                     YEAR               YEAR
                                                                                     ENDED              ENDED
                                                                                   NOV. 30,           NOV. 30,
                                                                                     2005               2004
                                                                                ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                  $        56,730    $        19,143
  Capital Gain Distributions Received from Affiliated Investment Company                 55,190                 --
  Net Realized Gain (Loss) on Investment Securities Sold                                 (1,015)              (828)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities             170,710            276,301
                                                                                ---------------    ---------------
        Net Increase (Decrease) in Net Assets Resulting from Operations                 281,615            294,616
                                                                                ---------------    ---------------
Distributions From:
  Net Investment Income                                                                 (48,348)           (21,908)
  Net Short-Term Gains                                                                   (1,280)                --
                                                                                ---------------    ---------------
        Total Distributions                                                             (49,628)           (21,908)
                                                                                ---------------    ---------------
Capital Share Transactions (b):
  Shares Issued                                                                       1,043,752            520,740
  Shares Issued in Lieu of Cash Distributions                                            43,138             19,587
  Shares Redeemed                                                                      (232,409)          (129,365)
                                                                                ---------------    ---------------
        Net Increase (Decrease) from Capital Share Transactions                         854,481            410,962
                                                                                ---------------    ---------------
        Total Increase (Decrease) in Net Assets                                       1,086,468            683,670
NET ASSETS
  Beginning of Period                                                                 1,431,989            748,319
                                                                                ---------------    ---------------
  End of Period                                                                 $     2,518,457    $     1,431,989
                                                                                ===============    ===============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                        62,912             37,677
    Shares Issued in Lieu of Cash Distributions                                           2,656              1,445
    Shares Redeemed                                                                     (14,037)            (9,431)
                                                                                ---------------    ---------------
                                                                                         51,531             29,691
                                                                                ===============    ===============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                        $         7,426    $           (14)

                 See accompanying Notes to Financial Statements.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                                  YEAR               YEAR              YEAR              YEAR            YEAR
                                                 ENDED              ENDED             ENDED              ENDED           ENDED
                                                NOV. 30,           NOV. 30,          NOV. 30,          NOV. 30,        NOV. 30,
                                                  2005               2004              2003              2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $       15.73     $       12.20     $        9.19     $       10.30     $     12.58
                                              -------------     -------------     -------------     -------------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                         0.48              0.26              0.22              0.23            0.25
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                          1.89              3.58              3.02             (0.78)          (1.50)
                                              -------------     -------------     -------------     -------------     -----------
    Total from Investment Operations                   2.37              3.84              3.24             (0.55)          (1.25)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                               (0.42)            (0.31)            (0.23)            (0.21)          (0.27)
  Net Realized Gains                                  (0.01)               --                --             (0.35)          (0.76)
                                              -------------     -------------     -------------     -------------     -----------
    Total Distributions                               (0.43)            (0.31)            (0.23)            (0.56)          (1.03)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       17.67     $       15.73     $       12.20     $        9.19     $     10.30
=================================================================================================================================
Total Return                                          15.40%            31.86%            35.92%            (5.72)%        (10.96)%
---------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)         $   2,518,457     $   1,431,989     $     748,319     $     464,313     $   449,496
Ratio of Expenses to Average Net Assets (3)            0.48%             0.51%             0.52%             0.53%           0.51%
Ratio of Net Investment Income to Average
  Net Assets                                           2.86%             1.87%             2.26%             2.35%           2.12%
---------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers sixteen portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2005, the Portfolio owned 58% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2005, the total liability (in thousands) for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $34.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2005, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

FEES PAID TO OFFICERS AND DIRECTORS:

     Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2005, the total related amounts paid by the Fund under this arrangement were $107 (in thousands). The total related amounts paid by of the Portfolio are included in Other Expenses on the Statement of Operations.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

                                         INCREASE               INCREASE
                                        (DECREASE)              DECREASE
                   INCREASE            UNDISTRIBUTED           ACCUMULATED
                  (DECREASE)          NET INVESTMENT          NET REALIZED
               PAID-IN CAPITAL            INCOME             GAINS/(LOSSES)
               ---------------        --------------         --------------
               $         1,662        $         (942)        $         (720)

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                     NET INVESTMENT
                       INCOME AND
                       SHORT-TERM        LONG-TERM        RETURN OF
                     CAPITAL GAINS     CAPITAL GAINS       CAPITAL         TOTAL
                     --------------    -------------      ---------     -----------
2005                 $       49,628               --             --     $    49,628
2004                         21,188               --      $     720          21,908

     The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes differs from the amount above due to the utilization of earnings and profits distributed to shareholders upon redemption of shares.

                                      ORDINARY         NET LONG-TERM
                                       INCOME          CAPITAL GAINS
                                      --------         -------------
                                      $    942         $         720

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                               UNDISTRIBUTED                                   TOTAL NET
                               NET INVESTMENT                                DISTRIBUTABLE
                                 INCOME AND           UNDISTRIBUTED            EARNINGS
                                 SHORT-TERM             LONG-TERM            (ACCUMULATED
                               CAPITAL GAINS          CAPITAL GAINS             LOSSES)
                              ---------------         -------------          -------------
                              $         7,460         $      44,043          $      51,503

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio utilized capital loss carryforwards of $9,562 (in thousands) to offset future realized capital gains.

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                       NET
                                                                                   UNREALIZED
                            FEDERAL        UNREALIZED          UNREALIZED         APPRECIATION/
                           TAX COST       APPRECIATION       (DEPRECIATION)      (DEPRECIATION)
                         ------------     ------------       --------------      --------------
                         $  1,975,784     $    575,130       $      (31,911)     $      543,219

E. COMPONENTS OF NET ASSETS:

     At November 30, 2005, net assets consisted of (amounts in thousands):

                                                       ACCUMULATED        UNREALIZED
                                                       NET REALIZED      APPRECIATION
                                     ACCUMULATED      GAIN (LOSS) OF    (DEPRECIATION)
                  PAID-IN          NET INVESTMENT       INVESTMENT       OF INVESTMENT      TOTAL NET
                  CAPITAL           INCOME (LOSS)       SECURITIES        SECURITIES          ASSETS
               ---------------     --------------     --------------    --------------     ------------
               $     1,924,143     $        7,426     $       11,758    $      575,130     $  2,518,457

F. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Portfolio under the line of credit with the domestic custodian bank during the year ended November 30, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires on April 2, 2006. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the year ended November 30, 2005.

G. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. OTHER:

     At November 30, 2005, one shareholder held approximately 40% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DFA INTERNATIONAL VALUE PORTFOLIO AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE                 THE U.S. LARGE COMPANY SERIES                 S&P 500 INDEX
11/30/1995                                   10000                         10000
12/31/1995                                   10192                         10193
 1/31/1996                                   10542                         10540
 2/29/1996                                   10632                         10637
 3/31/1996                                   10736                         10740
 4/30/1996                                   10893                         10898
 5/31/1996                                   11160                         11179
 6/30/1996                                   11205                         11222
 7/31/1996                                   10715                         10726
 8/31/1996                                   10934                         10952
 9/30/1996                                   11545                         11569
10/31/1996                                   11862                         11888
11/30/1996                                   12759                         12786
12/31/1996                                   12502                         12533
 1/31/1997                                   13287                         13316
 2/28/1997                                   13385                         13420
 3/31/1997                                   12834                         12869
 4/30/1997                                   13596                         13637
 5/31/1997                                   14425                         14467
 6/30/1997                                   15066                         15116
 7/31/1997                                   16265                         16318
 8/31/1997                                   15360                         15404
 9/30/1997                                   16197                         16248
10/31/1997                                   15662                         15705
11/30/1997                                   16378                         16432
12/31/1997                                   16657                         16714
 1/31/1998                                   16846                         16899
 2/28/1998                                   18060                         18118
 3/31/1998                                   18980                         19046
 4/30/1998                                   19168                         19237
 5/31/1998                                   18837                         18907
 6/30/1998                                   19606                         19675
 7/31/1998                                   19395                         19465
 8/31/1998                                   16605                         16651
 9/30/1998                                   17660                         17718
10/31/1998                                   19078                         19159
11/30/1998                                   20247                         20320
12/31/1998                                   21446                         21491
 1/31/1999                                   22320                         22390
 2/28/1999                                   21619                         21694
 3/31/1999                                   22486                         22562
 4/30/1999                                   23346                         23435
 5/31/1999                                   22796                         22882
 6/30/1999                                   24055                         24152
 7/31/1999                                   23308                         23398
 8/31/1999                                   23188                         23282
 9/30/1999                                   22554                         22644
10/31/1999                                   23987                         24077
11/30/1999                                   24470                         24566
12/31/1999                                   25925                         26013
 1/31/2000                                   24620                         24706
 2/29/2000                                   24160                         24238
 3/31/2000                                   26513                         26610
 4/30/2000                                   25699                         25809
 5/31/2000                                   25171                         25279
 6/30/2000                                   25752                         25903
 7/31/2000                                   25390                         25498
 8/31/2000                                   26966                         27082
 9/30/2000                                   25540                         25652
10/31/2000                                   25427                         25543
11/30/2000                                   23429                         23530
12/31/2000                                   23550                         23645
 1/31/2001                                   24387                         24484
 2/28/2001                                   22162                         22251
 3/31/2001                                   20760                         20842
 4/30/2001                                   22366                         22461
 5/31/2001                                   22501                         22612
 6/30/2001                                   21951                         22061
 7/31/2001                                   21740                         21844
 8/31/2001                                   20375                         20477
 9/30/2001                                   18731                         18823
10/31/2001                                   19086                         19182
11/30/2001                                   20548                         20653
12/31/2001                                   20722                         20834
 1/31/2002                                   20420                         20530
 2/28/2002                                   20028                         20134
 3/31/2002                                   20767                         20892
 4/30/2002                                   19508                         19625
 5/31/2002                                   19372                         19480
 6/30/2002                                   17985                         18093
 7/31/2002                                   16590                         16682
 8/31/2002                                   16695                         16792
 9/30/2002                                   14878                         14967
10/31/2002                                   16190                         16284
11/30/2002                                   17140                         17243
12/31/2002                                   16137                         16230
 1/31/2003                                   15715                         15804
 2/28/2003                                   15474                         15567
 3/31/2003                                   15624                         15718
 4/30/2003                                   16914                         17013
 5/31/2003                                   17804                         17910
 6/30/2003                                   18030                         18139
 7/31/2003                                   18347                         18459
 8/31/2003                                   18701                         18819
 9/30/2003                                   18505                         18619
10/31/2003                                   19545                         19672
11/30/2003                                   19719                         19845
12/31/2003                                   20744                         20886
 1/31/2004                                   21129                         21269
 2/29/2004                                   21423                         21565
 3/31/2004                                   21099                         21239
 4/30/2004                                   20767                         20906
 5/31/2004                                   21054                         21193
 6/30/2004                                   21461                         21605
 7/31/2004                                   20744                         20890
 8/31/2004                                   20827                         20974
 9/30/2004                                   21054                         21201
10/31/2004                                   21378                         21525
11/30/2004                                   22238                         22396
12/31/2004                                   22992                         23158
 1/31/2005                                   22434                         22593
 2/28/2005                                   22909                         23069
 3/31/2005                                   22509                         22660
 4/30/2005                                   22079                         22230
 5/31/2005                                   22780                         22938
 6/30/2005                                   22811                         22970
 7/31/2005                                   23663                         23825
 8/31/2005                                   23444                         23608
 9/30/2005                                   23640                         23799
10/31/2005                                   23248                         23402
11/30/2005                                   24130                         24287

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         8.51%            0.59%             9.21%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P Data are provided by Standard & Poor's Index Services Group.

[CHART]

THE ENHANCED U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
JULY 2, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE            THE ENHANCED U.S. LARGE COMPANY SERIES             S&P 500 INDEX
  7/2/1996                                       10000                     10000
 7/31/1996                                        9890                      9500
 8/31/1996                                       10090                      9701
 9/30/1996                                       10690                     10247
10/31/1996                                       11060                     10529
11/30/1996                                       11895                     11325
12/31/1996                                       11601                     11101
 1/31/1997                                       12337                     11794
 2/28/1997                                       12442                     11887
 3/31/1997                                       11842                     11398
 4/30/1997                                       12595                     12079
 5/31/1997                                       13419                     12814
 6/30/1997                                       13995                     13388
 7/31/1997                                       15136                     14454
 8/31/1997                                       14304                     13644
 9/30/1997                                       15049                     14391
10/31/1997                                       14629                     13910
11/30/1997                                       15182                     14554
12/31/1997                                       15446                     14804
 1/31/1998                                       15714                     14968
 2/28/1998                                       16786                     16048
 3/31/1998                                       17631                     16869
 4/30/1998                                       17829                     17039
 5/31/1998                                       17475                     16746
 6/30/1998                                       18212                     17427
 7/31/1998                                       17982                     17241
 8/31/1998                                       15370                     14748
 9/30/1998                                       16445                     15693
10/31/1998                                       17809                     16970
11/30/1998                                       18825                     17998
12/31/1998                                       20055                     19035
 1/31/1999                                       20779                     19831
 2/28/1999                                       20104                     19215
 3/31/1999                                       20948                     19984
 4/30/1999                                       21743                     20758
 5/31/1999                                       21147                     20267
 6/30/1999                                       22384                     21392
 7/31/1999                                       21630                     20724
 8/31/1999                                       21513                     20622
 9/30/1999                                       20989                     20056
10/31/1999                                       22328                     21326
11/30/1999                                       22694                     21759
12/31/1999                                       23993                     23041
 1/31/2000                                       22733                     21883
 2/29/2000                                       22373                     21469
 3/31/2000                                       24537                     23569
 4/30/2000                                       23751                     22860
 5/31/2000                                       23206                     22391
 6/30/2000                                       23728                     22943
 7/31/2000                                       23381                     22584
 8/31/2000                                       24871                     23987
 9/30/2000                                       23554                     22721
10/31/2000                                       23450                     22625
11/30/2000                                       21640                     20841
12/31/2000                                       21706                     20943
 1/31/2001                                       22479                     21686
 2/28/2001                                       20427                     19709
 3/31/2001                                       19111                     18460
 4/30/2001                                       20579                     19895
 5/31/2001                                       20713                     20028
 6/30/2001                                       20173                     19540
 7/31/2001                                       20016                     19348
 8/31/2001                                       18802                     18137
 9/30/2001                                       17390                     16672
10/31/2001                                       17776                     16990
11/30/2001                                       19117                     18293
12/31/2001                                       19276                     18454
 1/31/2002                                       19004                     18184
 2/28/2002                                       18663                     17834
 3/31/2002                                       19263                     18504
 4/30/2002                                       18188                     17382
 5/31/2002                                       18074                     17254
 6/30/2002                                       16844                     16025
 7/31/2002                                       15624                     14776
 8/31/2002                                       15762                     14873
 9/30/2002                                       14079                     13257
10/31/2002                                       15330                     14424
11/30/2002                                       16184                     15272
12/31/2002                                       15307                     14375
 1/31/2003                                       14911                     13998
 2/28/2003                                       14702                     13788
 3/31/2003                                       14845                     13922
 4/30/2003                                       16086                     15069
 5/31/2003                                       16975                     15863
 6/30/2003                                       17169                     16066
 7/31/2003                                       17404                     16349
 8/31/2003                                       17733                     16668
 9/30/2003                                       17619                     16491
10/31/2003                                       18561                     17424
11/30/2003                                       18727                     17577
12/31/2003                                       19751                     18499
 1/31/2004                                       20105                     18839
 2/29/2004                                       20436                     19101
 3/31/2004                                       20135                     18812
 4/30/2004                                       19709                     18517
 5/31/2004                                       19946                     18771
 6/30/2004                                       20301                     19136
 7/31/2004                                       19659                     18503
 8/31/2004                                       19802                     18577
 9/30/2004                                       19994                     18778
10/31/2004                                       20304                     19065
11/30/2004                                       21068                     19837
12/31/2004                                       21770                     20512
 1/31/2005                                       21215                     20012
 2/28/2005                                       21625                     20433
 3/31/2005                                       21191                     20071
 4/30/2005                                       20829                     19690
 5/31/2005                                       21505                     20317
 6/30/2005                                       21517                     20346
 7/31/2005                                       22243                     21102
 8/31/2005                                       22073                     20910
 9/30/2005                                       22206                     21079
10/31/2005                                       21767                     20728
11/30/2005                                       22587                     21512

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           7/2/1996
------------------------------------------------------------------
                         7.21%            0.86%             9.04%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P Data are provided by Standard & Poor's Index Services Group.

[CHART]

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE           THE U.S. LARGE CAP VALUE SERIES          RUSSELL 1000 VALUE INDEX
11/30/1995                               10000                             10000
12/31/1995                               10072                             10251
 1/31/1996                               10358                             10571
 2/29/1996                               10513                             10651
 3/31/1996                               10879                             10832
 4/30/1996                               11058                             10873
 5/31/1996                               11244                             11009
 6/30/1996                               10917                             11018
 7/31/1996                               10432                             10602
 8/31/1996                               10846                             10905
 9/30/1996                               11063                             11339
10/31/1996                               11425                             11778
11/30/1996                               12248                             12632
12/31/1996                               12129                             12470
 1/31/1997                               12563                             13075
 2/28/1997                               12813                             13267
 3/31/1997                               12227                             12789
 4/30/1997                               12629                             13326
 5/31/1997                               13610                             14071
 6/30/1997                               14028                             14675
 7/31/1997                               15435                             15779
 8/31/1997                               15207                             15217
 9/30/1997                               16008                             16136
10/31/1997                               15188                             15686
11/30/1997                               15349                             16379
12/31/1997                               15564                             16857
 1/31/1998                               15771                             16620
 2/28/1998                               17150                             17738
 3/31/1998                               18112                             18824
 4/30/1998                               18212                             18950
 5/31/1998                               18058                             18669
 6/30/1998                               18015                             18908
 7/31/1998                               17390                             18576
 8/31/1998                               14225                             15812
 9/30/1998                               14947                             16719
10/31/1998                               16167                             18015
11/30/1998                               17180                             18854
12/31/1998                               17464                             19495
 1/31/1999                               17802                             19651
 2/28/1999                               17345                             19374
 3/31/1999                               17906                             19775
 4/30/1999                               19811                             21622
 5/31/1999                               19791                             21384
 6/30/1999                               20122                             22005
 7/31/1999                               19290                             21360
 8/31/1999                               18598                             20567
 9/30/1999                               17601                             19850
10/31/1999                               18275                             20993
11/30/1999                               17977                             20829
12/31/1999                               18325                             20929
 1/31/2000                               17040                             20247
 2/29/2000                               15508                             18743
 3/31/2000                               17705                             21029
 4/30/2000                               18238                             20785
 5/31/2000                               18201                             21003
 6/30/2000                               16937                             20044
 7/31/2000                               17685                             20294
 8/31/2000                               18720                             21422
 9/30/2000                               18415                             21620
10/31/2000                               19142                             22151
11/30/2000                               18527                             21330
12/31/2000                               20237                             22398
 1/31/2001                               21234                             22483
 2/28/2001                               21220                             21858
 3/31/2001                               20573                             21087
 4/30/2001                               21797                             22120
 5/31/2001                               22431                             22618
 6/30/2001                               22158                             22116
 7/31/2001                               22129                             22069
 8/31/2001                               21154                             21184
 9/30/2001                               18801                             19693
10/31/2001                               18787                             19523
11/30/2001                               20560                             20658
12/31/2001                               21045                             21145
 1/31/2002                               21273                             20982
 2/28/2002                               21544                             21016
 3/31/2002                               22440                             22010
 4/30/2002                               22240                             21255
 5/31/2002                               22383                             21361
 6/30/2002                               21025                             20135
 7/31/2002                               18687                             18263
 8/31/2002                               18988                             18400
 9/30/2002                               16884                             16354
10/31/2002                               17547                             17565
11/30/2002                               18784                             18672
12/31/2002                               17940                             17862
 1/31/2003                               17520                             17429
 2/28/2003                               17013                             16964
 3/31/2003                               16933                             16993
 4/30/2003                               18501                             18488
 5/31/2003                               19735                             19683
 6/30/2003                               19947                             19929
 7/31/2003                               20457                             20226
 8/31/2003                               21185                             20541
 9/30/2003                               20720                             20340
10/31/2003                               22109                             21585
11/30/2003                               22604                             21878
12/31/2003                               24157                             23226
 1/31/2004                               24568                             23635
 2/29/2004                               25201                             24140
 3/31/2004                               25099                             23928
 4/30/2004                               24687                             23344
 5/31/2004                               24819                             23582
 6/30/2004                               25570                             24139
 7/31/2004                               24742                             23798
 8/31/2004                               24742                             24136
 9/30/2004                               25502                             24510
10/31/2004                               25813                             24917
11/30/2004                               27503                             26178
12/31/2004                               28606                             27055
 1/31/2005                               27890                             26573
 2/28/2005                               28740                             27453
 3/31/2005                               28662                             27077
 4/30/2005                               27691                             26592
 5/31/2005                               28871                             27233
 6/30/2005                               29467                             27530
 7/31/2005                               30935                             28327
 8/31/2005                               30680                             28204
 9/30/2005                               31153                             28600
10/31/2005                               30326                             27873
11/30/2005                               31537                             28785

AVERAGE ANNUAL           ONE              FIVE               TEN
TOTAL RETURN             YEAR             YEARS             YEARS
------------------------------------------------------------------
                         14.66%           11.22%            12.17%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

THE U.S. SMALL XM VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
FEBRUARY 6, 1998-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE           THE U.S. SMALL XM VALUE SERIES           RUSSELL 2000 VALUE INDEX
  2/6/1998                              10000                              10000
 2/28/1998                              10270                              10331
 3/31/1998                              10710                              10750
 4/30/1998                              10830                              10803
 5/31/1998                              10330                              10421
 6/30/1998                              10070                              10361
 7/31/1998                               9220                               9550
 8/31/1998                               7620                               8054
 9/30/1998                               7840                               8509
10/31/1998                               8470                               8762
11/30/1998                               8674                               9000
12/31/1998                               8907                               9282
 1/31/1999                               8866                               9072
 2/28/1999                               8207                               8452
 3/31/1999                               8319                               8383
 4/30/1999                               9403                               9148
 5/31/1999                               9768                               9429
 6/30/1999                              10335                               9770
 7/31/1999                              10112                               9539
 8/31/1999                               9717                               9189
 9/30/1999                               9433                               9006
10/31/1999                               9129                               8826
11/30/1999                               9229                               8871
12/31/1999                               9517                               9144
 1/31/2000                               8896                               8905
 2/29/2000                               8633                               9449
 3/31/2000                               9485                               9494
 4/30/2000                               9580                               9550
 5/31/2000                               9453                               9404
 6/30/2000                               9222                               9678
 7/31/2000                               9453                              10000
 8/31/2000                               9979                              10447
 9/30/2000                               9843                              10388
10/31/2000                               9864                              10351
11/30/2000                               9545                              10139
12/31/2000                              10676                              11228
 1/31/2001                              11352                              11538
 2/28/2001                              11341                              11522
 3/31/2001                              10928                              11338
 4/30/2001                              11662                              11863
 5/31/2001                              12086                              12168
 6/30/2001                              12499                              12657
 7/31/2001                              12510                              12373
 8/31/2001                              12396                              12330
 9/30/2001                              10538                              10969
10/31/2001                              10848                              11255
11/30/2001                              11846                              12064
12/31/2001                              12631                              12802
 1/31/2002                              12816                              12973
 2/28/2002                              13106                              13052
 3/31/2002                              14229                              14029
 4/30/2002                              14639                              14523
 5/31/2002                              14176                              14043
 6/30/2002                              13648                              13732
 7/31/2002                              11653                              11692
 8/31/2002                              11653                              11640
 9/30/2002                              10622                              10809
10/31/2002                              10900                              10971
11/30/2002                              12102                              11847
12/31/2002                              11459                              11341
 1/31/2003                              10924                              11021
 2/28/2003                              10463                              10651
 3/31/2003                              10433                              10765
 4/30/2003                              11682                              11787
 5/31/2003                              13019                              12991
 6/30/2003                              13227                              13210
 7/31/2003                              14000                              13870
 8/31/2003                              14907                              14397
 9/30/2003                              14714                              14231
10/31/2003                              16140                              15391
11/30/2003                              16807                              15982
12/31/2003                              17707                              16561
 1/31/2004                              18525                              17134
 2/29/2004                              18826                              17466
 3/31/2004                              18993                              17707
 4/30/2004                              18358                              16791
 5/31/2004                              18642                              16995
 6/30/2004                              19708                              17858
 7/31/2004                              18754                              17037
 8/31/2004                              18636                              17203
 9/30/2004                              19493                              17885
10/31/2004                              19677                              18162
11/30/2004                              21489                              19773
12/31/2004                              22166                              20245
 1/31/2005                              21457                              19462
 2/28/2005                              22070                              19849
 3/31/2005                              21859                              19440
 4/30/2005                              20384                              18437
 5/31/2005                              21744                              19562
 6/30/2005                              22607                              20427
 7/31/2005                              24007                              21589
 8/31/2005                              23643                              21093
 9/30/2005                              23726                              21059
10/31/2005                              23109                              20530
11/30/2005                              24179                              21362

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           2/6/1998
------------------------------------------------------------------
                         12.52%           20.43%             11.96%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

THE U.S. SMALL CAP VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE           THE U.S. SMALL CAP VALUE SERIES          RUSSELL 2000 VALUE INDEX
11/30/1995                               10000                             10000
12/31/1995                               10175                             10310
 1/31/1996                               10145                             10378
 2/29/1996                               10365                             10541
 3/31/1996                               10657                             10762
 4/30/1996                               11212                             11056
 5/31/1996                               11651                             11336
 6/30/1996                               11410                             11202
 7/31/1996                               10701                             10606
 8/31/1996                               11191                             11066
 9/30/1996                               11571                             11369
10/31/1996                               11658                             11500
11/30/1996                               12214                             12119
12/31/1996                               12484                             12513
 1/31/1997                               12808                             12706
 2/28/1997                               12808                             12826
 3/31/1997                               12477                             12483
 4/30/1997                               12423                             12666
 5/31/1997                               13603                             13674
 6/30/1997                               14460                             14366
 7/31/1997                               15324                             14970
 8/31/1997                               15872                             15208
 9/30/1997                               17099                             16219
10/31/1997                               16497                             15778
11/30/1997                               16358                             15951
12/31/1997                               16374                             16492
 1/31/1998                               16177                             16194
 2/28/1998                               17401                             17173
 3/31/1998                               18112                             17871
 4/30/1998                               18472                             17958
 5/31/1998                               17770                             17323
 6/30/1998                               17419                             17224
 7/31/1998                               16143                             15875
 8/31/1998                               13171                             13389
 9/30/1998                               13548                             14146
10/31/1998                               14130                             14566
11/30/1998                               14877                             14960
12/31/1998                               15227                             15430
 1/31/1999                               15473                             15080
 2/28/1999                               14197                             14050
 3/31/1999                               13932                             13935
 4/30/1999                               15426                             15207
 5/31/1999                               16154                             15674
 6/30/1999                               17146                             16241
 7/31/1999                               17070                             15856
 8/31/1999                               16607                             15276
 9/30/1999                               16172                             14971
10/31/1999                               15615                             14671
11/30/1999                               16332                             14747
12/31/1999                               17275                             15200
 1/31/2000                               17149                             14803
 2/29/2000                               18742                             15708
 3/31/2000                               18805                             15782
 4/30/2000                               18141                             15875
 5/31/2000                               17391                             15632
 6/30/2000                               18267                             16088
 7/31/2000                               18257                             16624
 8/31/2000                               19608                             17367
 9/30/2000                               19249                             17268
10/31/2000                               18531                             17206
11/30/2000                               17522                             16855
12/31/2000                               18888                             18665
 1/31/2001                               20842                             19181
 2/28/2001                               20439                             19154
 3/31/2001                               19944                             18847
 4/30/2001                               21168                             19720
 5/31/2001                               22484                             20227
 6/30/2001                               23331                             21040
 7/31/2001                               22953                             20568
 8/31/2001                               22653                             20496
 9/30/2001                               19357                             18234
10/31/2001                               20126                             18710
11/30/2001                               21704                             20055
12/31/2001                               23234                             21282
 1/31/2002                               23596                             21565
 2/28/2002                               23567                             21697
 3/31/2002                               25901                             23322
 4/30/2002                               27075                             24143
 5/31/2002                               26234                             23344
 6/30/2002                               25698                             22828
 7/31/2002                               21697                             19436
 8/31/2002                               21422                             19350
 9/30/2002                               19871                             17968
10/31/2002                               20204                             18238
11/30/2002                               21931                             19693
12/31/2002                               21147                             18852
 1/31/2003                               20420                             18321
 2/28/2003                               19582                             17705
 3/31/2003                               19551                             17895
 4/30/2003                               21621                             19595
 5/31/2003                               24166                             21595
 6/30/2003                               25051                             21960
 7/31/2003                               26821                             23056
 8/31/2003                               28212                             23932
 9/30/2003                               27991                             23657
10/31/2003                               30804                             25585
11/30/2003                               32086                             26567
12/31/2003                               33817                             27529
 1/31/2004                               35469                             28482
 2/29/2004                               35986                             29034
 3/31/2004                               36330                             29435
 4/30/2004                               35194                             27913
 5/31/2004                               35332                             28251
 6/30/2004                               37699                             29686
 7/31/2004                               35699                             28320
 8/31/2004                               35182                             28598
 9/30/2004                               36922                             29730
10/31/2004                               37285                             30191
11/30/2004                               41029                             32869
12/31/2004                               42516                             33655
 1/31/2005                               41008                             32352
 2/28/2005                               42134                             32996
 3/31/2005                               41319                             32316
 4/30/2005                               38321                             30649
 5/31/2005                               40880                             32518
 6/30/2005                               42595                             33956
 7/31/2005                               45638                             35888
 8/31/2005                               44891                             35064
 9/30/2005                               45255                             35006
10/31/2005                               43949                             34127
11/30/2005                               45819                             35512

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         11.67%           21.20%            16.44%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

THE U.S. SMALL CAP SERIES VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE                 THE U.S. SMALL CAP SERIES                RUSSELL 2000 INDEX
11/30/1995                               10000                             10000
12/31/1995                               10238                             10264
 1/31/1996                               10266                             10253
 2/29/1996                               10614                             10573
 3/31/1996                               10849                             10791
 4/30/1996                               11573                             11369
 5/31/1996                               12175                             11817
 6/30/1996                               11620                             11331
 7/31/1996                               10652                             10342
 8/31/1996                               11281                             10943
 9/30/1996                               11639                             11371
10/31/1996                               11470                             11195
11/30/1996                               11917                             11657
12/31/1996                               12096                             11962
 1/31/1997                               12497                             12201
 2/28/1997                               12237                             11906
 3/31/1997                               11662                             11344
 4/30/1997                               11532                             11376
 5/31/1997                               12844                             12642
 6/30/1997                               13505                             13184
 7/31/1997                               14307                             13797
 8/31/1997                               14838                             14113
 9/30/1997                               15987                             15146
10/31/1997                               15293                             14482
11/30/1997                               15071                             14387
12/31/1997                               15071                             14639
 1/31/1998                               14905                             14408
 2/28/1998                               15998                             15473
 3/31/1998                               16664                             16110
 4/30/1998                               16902                             16199
 5/31/1998                               16022                             15326
 6/30/1998                               15808                             15358
 7/31/1998                               14596                             14114
 8/31/1998                               11601                             11373
 9/30/1998                               12326                             12263
10/31/1998                               12872                             12764
11/30/1998                               13718                             13433
12/31/1998                               14293                             14264
 1/31/1999                               14531                             14454
 2/28/1999                               13290                             13283
 3/31/1999                               13171                             13490
 4/30/1999                               14372                             14699
 5/31/1999                               14940                             14914
 6/30/1999                               15824                             15588
 7/31/1999                               15692                             15161
 8/31/1999                               15283                             14600
 9/30/1999                               15204                             14603
10/31/1999                               15032                             14662
11/30/1999                               16272                             15538
12/31/1999                               17983                             17297
 1/31/2000                               17968                             17018
 2/29/2000                               20975                             19828
 3/31/2000                               20076                             18521
 4/30/2000                               18499                             17406
 5/31/2000                               17526                             16391
 6/30/2000                               19324                             17821
 7/31/2000                               18794                             17247
 8/31/2000                               20341                             18563
 9/30/2000                               19943                             18017
10/31/2000                               19074                             17214
11/30/2000                               17327                             15446
12/31/2000                               18487                             16773
 1/31/2001                               20102                             17646
 2/28/2001                               18768                             16489
 3/31/2001                               17925                             15682
 4/30/2001                               19330                             16909
 5/31/2001                               20243                             17325
 6/30/2001                               21261                             17922
 7/31/2001                               20471                             16953
 8/31/2001                               19857                             16405
 9/30/2001                               17048                             14197
10/31/2001                               18171                             15028
11/30/2001                               19594                             16191
12/31/2001                               20902                             17190
 1/31/2002                               20759                             17011
 2/28/2002                               20221                             16545
 3/31/2002                               21942                             17875
 4/30/2002                               22014                             18038
 5/31/2002                               21082                             17237
 6/30/2002                               20006                             16382
 7/31/2002                               17138                             13908
 8/31/2002                               17156                             13872
 9/30/2002                               15865                             12876
10/31/2002                               16475                             13289
11/30/2002                               17943                             14475
12/31/2002                               16956                             13669
 1/31/2003                               16504                             13290
 2/28/2003                               15979                             12889
 3/31/2003                               16142                             13055
 4/30/2003                               17770                             14292
 5/31/2003                               19761                             15826
 6/30/2003                               20304                             16113
 7/31/2003                               21589                             17121
 8/31/2003                               22675                             17905
 9/30/2003                               22331                             17574
10/31/2003                               24285                             19050
11/30/2003                               25177                             19727
12/31/2003                               25771                             20127
 1/31/2004                               26938                             21001
 2/29/2004                               27175                             21190
 3/31/2004                               27320                             21387
 4/30/2004                               26209                             20296
 5/31/2004                               26482                             20619
 6/30/2004                               27650                             21487
 7/31/2004                               25677                             20041
 8/31/2004                               25311                             19938
 9/30/2004                               26563                             20873
10/31/2004                               27075                             21285
11/30/2004                               29455                             23130
12/31/2004                               30477                             23815
 1/31/2005                               29301                             22822
 2/28/2005                               29821                             23207
 3/31/2005                               28956                             22544
 4/30/2005                               27161                             21252
 5/31/2005                               29033                             22643
 6/30/2005                               30142                             23516
 7/31/2005                               32212                             25006
 8/31/2005                               31767                             24542
 9/30/2005                               31989                             24619
10/31/2005                               30999                             23855
11/30/2005                               32517                             25013

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         10.40%           13.42%            12.52%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

THE U.S. MICRO CAP SERIES VS.
RUSSELL 2000 INDEX
NOVEMBER 28, 1997-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE           THE U.S. MICRO CAP SERIES     RUSSELL 2000 INDEX
11/28/1997                         10000                  10000
11/30/1997                         10000                  10000
12/31/1997                          9826                  10175
 1/31/1998                          9776                  10014
 2/28/1998                         10417                  10754
 3/31/1998                         10917                  11197
 4/30/1998                         11107                  11259
 5/31/1998                         10557                  10652
 6/30/1998                         10346                  10674
 7/31/1998                          9656                   9810
 8/31/1998                          7715                   7905
 9/30/1998                          8005                   8524
10/31/1998                          8295                   8871
11/30/1998                          8919                   9336
12/31/1998                          9156                   9914
 1/31/1999                          9412                  10046
 2/28/1999                          8766                   9232
 3/31/1999                          8443                   9376
 4/30/1999                          9245                  10217
 5/31/1999                          9602                  10366
 6/30/1999                         10147                  10834
 7/31/1999                         10248                  10537
 8/31/1999                         10058                  10147
 9/30/1999                          9835                  10150
10/31/1999                          9758                  10191
11/30/1999                         10708                  10800
12/31/1999                         11926                  12022
 1/31/2000                         12641                  11828
 2/29/2000                         15622                  13781
 3/31/2000                         14454                  12873
 4/30/2000                         12654                  12098
 5/31/2000                         11638                  11393
 6/30/2000                         13232                  12386
 7/31/2000                         12806                  11988
 8/31/2000                         14001                  12902
 9/30/2000                         13699                  12523
10/31/2000                         12737                  11964
11/30/2000                         11331                  10736
12/31/2000                         11548                  11658
 1/31/2001                         13137                  12265
 2/28/2001                         12219                  11461
 3/31/2001                         11636                  10900
 4/30/2001                         12501                  11753
 5/31/2001                         13702                  12042
 6/30/2001                         14196                  12457
 7/31/2001                         13843                  11783
 8/31/2001                         13437                  11403
 9/30/2001                         11724                   9868
10/31/2001                         12484                  10445
11/30/2001                         13332                  11253
12/31/2001                         14230                  11948
 1/31/2002                         14393                  11824
 2/28/2002                         13995                  11500
 3/31/2002                         15244                  12424
 4/30/2002                         15624                  12537
 5/31/2002                         15190                  11981
 6/30/2002                         14665                  11386
 7/31/2002                         12546                   9667
 8/31/2002                         12474                   9642
 9/30/2002                         11641                   8950
10/31/2002                         11949                   9237
11/30/2002                         12938                  10061
12/31/2002                         12400                   9500
 1/31/2003                         12123                   9237
 2/28/2003                         11772                   8958
 3/31/2003                         11919                   9074
 4/30/2003                         13028                   9934
 5/31/2003                         14544                  11000
 6/30/2003                         15190                  11199
 7/31/2003                         16318                  11900
 8/31/2003                         17094                  12445
 9/30/2003                         17112                  12215
10/31/2003                         18646                  13241
11/30/2003                         19451                  13711
12/31/2003                         19997                  13989
 1/31/2004                         21156                  14596
 2/29/2004                         21270                  14728
 3/31/2004                         21307                  14865
 4/30/2004                         20453                  14107
 5/31/2004                         20453                  14331
 6/30/2004                         21358                  14934
 7/31/2004                         19778                  13929
 8/31/2004                         19474                  13858
 9/30/2004                         20457                  14508
10/31/2004                         20838                  14794
11/30/2004                         22726                  16077
12/31/2004                         23767                  16552
 1/31/2005                         22810                  15862
 2/28/2005                         22997                  16130
 3/31/2005                         22261                  15669
 4/30/2005                         20886                  14771
 5/31/2005                         22157                  15738
 6/30/2005                         23162                  16345
 7/31/2005                         24936                  17381
 8/31/2005                         24602                  17058
 9/30/2005                         24754                  17112
10/31/2005                         24064                  16581
11/30/2005                         25172                  17385

AVERAGE ANNUAL            ONE             FIVE               FROM
TOTAL RETURN              YEAR            YEARS           11/28/1997
--------------------------------------------------------------------
                         10.77%           17.31%            12.22%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                                 MSCI EAFE INDEX
DATE              THE DFA INTERNATIONAL VALUE SERIES             (NET DIVIDENDS)
11/30/1995                                     10000                       10000
12/31/1995                                     10485                       10403
 1/31/1996                                     10590                       10446
 2/29/1996                                     10657                       10481
 3/31/1996                                     10807                       10703
 4/30/1996                                     11228                       11015
 5/31/1996                                     11122                       10812
 6/30/1996                                     11162                       10873
 7/31/1996                                     10863                       10555
 8/31/1996                                     10911                       10578
 9/30/1996                                     11103                       10859
10/31/1996                                     10996                       10748
11/30/1996                                     11485                       11176
12/31/1996                                     11335                       11032
 1/31/1997                                     10956                       10646
 2/28/1997                                     11056                       10820
 3/31/1997                                     11097                       10859
 4/30/1997                                     11037                       10917
 5/31/1997                                     11874                       11627
 6/30/1997                                     12390                       12268
 7/31/1997                                     12561                       12467
 8/31/1997                                     11737                       11536
 9/30/1997                                     12169                       12182
10/31/1997                                     11532                       11246
11/30/1997                                     11044                       11131
12/31/1997                                     11000                       11228
 1/31/1998                                     11664                       11742
 2/28/1998                                     12430                       12495
 3/31/1998                                     12980                       12880
 4/30/1998                                     13021                       12982
 5/31/1998                                     13143                       12919
 6/30/1998                                     13016                       13016
 7/31/1998                                     13160                       13148
 8/31/1998                                     11439                       11520
 9/30/1998                                     10823                       11166
10/31/1998                                     11902                       12330
11/30/1998                                     12424                       12962
12/31/1998                                     12667                       13473
 1/31/1999                                     12416                       13434
 2/28/1999                                     12102                       13113
 3/31/1999                                     12848                       13661
 4/30/1999                                     13611                       14214
 5/31/1999                                     12921                       13482
 6/30/1999                                     13503                       14008
 7/31/1999                                     13991                       14424
 8/31/1999                                     14128                       14477
 9/30/1999                                     14179                       14623
10/31/1999                                     14116                       15170
11/30/1999                                     14072                       15698
12/31/1999                                     14767                       17106
 1/31/2000                                     13629                       16019
 2/29/2000                                     13288                       16451
 3/31/2000                                     14026                       17088
 4/30/2000                                     13661                       16189
 5/31/2000                                     13923                       15794
 6/30/2000                                     14893                       16411
 7/31/2000                                     14410                       15723
 8/31/2000                                     14537                       15860
 9/30/2000                                     14117                       15088
10/31/2000                                     14013                       14731
11/30/2000                                     14001                       14179
12/31/2000                                     14779                       14683
 1/31/2001                                     14803                       14675
 2/28/2001                                     14357                       13575
 3/31/2001                                     13481                       12670
 4/30/2001                                     14192                       13551
 5/31/2001                                     14084                       13072
 6/30/2001                                     13816                       12538
 7/31/2001                                     13535                       12310
 8/31/2001                                     13731                       11998
 9/30/2001                                     11981                       10782
10/31/2001                                     12054                       11059
11/30/2001                                     12496                       11466
12/31/2001                                     12547                       11534
 1/31/2002                                     12275                       10922
 2/28/2002                                     12411                       10998
 3/31/2002                                     13191                       11593
 4/30/2002                                     13636                       11670
 5/31/2002                                     14094                       11818
 6/30/2002                                     13699                       11347
 7/31/2002                                     12298                       10227
 8/31/2002                                     12285                       10204
 9/30/2002                                     10825                        9108
10/31/2002                                     11139                        9598
11/30/2002                                     11805                       10033
12/31/2002                                     11505                        9696
 1/31/2003                                     11125                        9291
 2/28/2003                                     10897                        9078
 3/31/2003                                     10639                        8899
 4/30/2003                                     11807                        9772
 5/31/2003                                     12696                       10364
 6/30/2003                                     13105                       10614
 7/31/2003                                     13697                       10871
 8/31/2003                                     14058                       11134
 9/30/2003                                     14596                       11477
10/31/2003                                     15746                       12192
11/30/2003                                     16083                       12463
12/31/2003                                     17290                       13437
 1/31/2004                                     17733                       13627
 2/29/2004                                     18267                       13942
 3/31/2004                                     18552                       14020
 4/30/2004                                     17992                       13703
 5/31/2004                                     18174                       13749
 6/30/2004                                     18925                       14050
 7/31/2004                                     18227                       13594
 8/31/2004                                     18464                       13654
 9/30/2004                                     19055                       14011
10/31/2004                                     19784                       14489
11/30/2004                                     21254                       15479
12/31/2004                                     22313                       16158
 1/31/2005                                     22091                       15861
 2/28/2005                                     22965                       16546
 3/31/2005                                     22398                       16131
 4/30/2005                                     21718                       15752
 5/31/2005                                     21745                       15759
 6/30/2005                                     22094                       15968
 7/31/2005                                     23080                       16458
 8/31/2005                                     23840                       16874
 9/30/2005                                     24510                       17625
10/31/2005                                     24142                       17110
11/30/2005                                     24572                       17529

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                         15.61%           11.91%            9.41%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                      MSCI JAPAN SMALL CAP INDEX
DATE              THE JAPANESE SMALL COMPANY SERIES                 (PRICE-ONLY)
  8/9/1996                                    10000
 8/30/1996                                    10020                        10000
 9/30/1996                                    10069                        10008
10/31/1996                                     9363                         9299
11/30/1996                                     9074                         9053
12/31/1996                                     7960                         7906
 1/31/1997                                     7184                         7100
 2/28/1997                                     7134                         7046
 3/31/1997                                     6617                         6421
 4/30/1997                                     6507                         6286
 5/31/1997                                     7592                         7490
 6/30/1997                                     7711                         7665
 7/31/1997                                     6836                         6845
 8/31/1997                                     6099                         6028
 9/30/1997                                     5174                         5029
10/31/1997                                     5313                         5180
11/30/1997                                     4388                         4247
12/31/1997                                     3612                         3514
 1/31/1998                                     4617                         4522
 2/28/1998                                     4985                         4863
 3/31/1998                                     4537                         4385
 4/30/1998                                     4308                         4211
 5/31/1998                                     4119                         4044
 6/30/1998                                     4219                         4099
 7/31/1998                                     4179                         4114
 8/31/1998                                     3731                         3688
 9/30/1998                                     3522                         3448
10/31/1998                                     3970                         3959
11/30/1998                                     4298                         4302
12/31/1998                                     4219                         4352
 1/31/1999                                     4318                         4441
 2/28/1999                                     4149                         4392
 3/31/1999                                     4637                         4955
 4/30/1999                                     5114                         5317
 5/31/1999                                     4885                         4961
 6/30/1999                                     5353                         5590
 7/31/1999                                     5612                         5905
 8/31/1999                                     5721                         6200
 9/30/1999                                     5731                         6324
10/31/1999                                     5632                         6294
11/30/1999                                     5313                         6252
12/31/1999                                     4856                         5795
 1/31/2000                                     4905                         5882
 2/29/2000                                     4657                         5799
 3/31/2000                                     5333                         6271
 4/30/2000                                     4766                         5602
 5/31/2000                                     4995                         5814
 6/30/2000                                     5731                         6666
 7/31/2000                                     5035                         5707
 8/31/2000                                     5413                         6342
 9/30/2000                                     5174                         5889
10/31/2000                                     4647                         5302
11/30/2000                                     4786                         5399
12/31/2000                                     4408                         4863
 1/31/2001                                     4378                         4813
 2/28/2001                                     4468                         4898
 3/31/2001                                     4418                         4699
 4/30/2001                                     4965                         5332
 5/31/2001                                     5015                         5293
 6/30/2001                                     4975                         5150
 7/31/2001                                     4607                         4708
 8/31/2001                                     4726                         4772
 9/30/2001                                     4308                         4342
10/31/2001                                     4438                         4442
11/30/2001                                     4139                         4269
12/31/2001                                     3672                         3752
 1/31/2002                                     3473                         3498
 2/28/2002                                     3751                         3679
 3/31/2002                                     3950                         3917
 4/30/2002                                     4109                         4175
 5/31/2002                                     4517                         4612
 6/30/2002                                     4318                         4409
 7/31/2002                                     4269                         4269
 8/31/2002                                     4209                         4168
 9/30/2002                                     4089                         3992
10/31/2002                                     3771                         3579
11/30/2002                                     3741                         3605
12/31/2002                                     3711                         3523
 1/31/2003                                     3721                         3502
 2/28/2003                                     3990                         3678
 3/31/2003                                     4030                         3593
 4/30/2003                                     4209                         3705
 5/31/2003                                     4478                         3873
 6/30/2003                                     4836                         4307
 7/31/2003                                     4895                         4357
 8/31/2003                                     5323                         4906
 9/30/2003                                     5671                         5250
10/31/2003                                     5900                         5639
11/30/2003                                     5532                         5251
12/31/2003                                     5861                         5624
 1/31/2004                                     6149                         5828
 2/29/2004                                     6189                         5811
 3/31/2004                                     7453                         6840
 4/30/2004                                     7204                         6619
 5/31/2004                                     6856                         6289
 6/30/2004                                     7522                         6948
 7/31/2004                                     7045                         6378
 8/31/2004                                     7154                         6443
 9/30/2004                                     6985                         6232
10/31/2004                                     7124                         6347
11/30/2004                                     7343                         6622
12/31/2004                                     7701                         6939
 1/31/2005                                     8020                         7175
 2/28/2005                                     8318                         7309
 3/31/2005                                     8368                         7251
 4/30/2005                                     8139                         7192
 5/31/2005                                     8000                         7057
 6/30/2005                                     8149                         7149
 7/31/2005                                     8318                         7351
 8/31/2005                                     8786                         7601
 9/30/2005                                     9144                         8055
10/31/2005                                     9433                         8215
11/30/2005                                     9622                         8565

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           8/9/1996
------------------------------------------------------------------
                         31.03%           14.89%            -0.41%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                     THE ASIA PACIFIC      MSCI PACIFIC EX JAPAN SMALL CAP INDEX
DATE             SMALL COMPANY SERIES                               (PRICE-ONLY)
  8/9/1996                      10000                                      10000
 8/30/1996                      10009                                      10000
 9/30/1996                      10167                                      10114
10/31/1996                      10276                                      10262
11/30/1996                      10593                                      10796
12/31/1996                      10345                                      10842
 1/31/1997                      10563                                      11049
 2/28/1997                      11157                                      11798
 3/31/1997                      10662                                      11219
 4/30/1997                      10415                                      10619
 5/31/1997                      10801                                      11070
 6/30/1997                      10900                                      11040
 7/31/1997                      10850                                      10944
 8/31/1997                      10246                                       9547
 9/30/1997                       9791                                       9236
10/31/1997                       7415                                       6995
11/30/1997                       6593                                       6343
12/31/1997                       6009                                       5761
 1/31/1998                       5386                                       5097
 2/28/1998                       6851                                       6251
 3/31/1998                       6623                                       6016
 4/30/1998                       6009                                       5531
 5/31/1998                       5237                                       4863
 6/30/1998                       4485                                       4268
 7/31/1998                       4188                                       4144
 8/31/1998                       3534                                       3444
 9/30/1998                       3772                                       3790
10/31/1998                       4435                                       4459
11/30/1998                       5039                                       4869
12/31/1998                       4891                                       4734
 1/31/1999                       4881                                       4806
 2/28/1999                       4673                                       4684
 3/31/1999                       4851                                       4966
 4/30/1999                       6118                                       5812
 5/31/1999                       6504                                       5645
 6/30/1999                       7811                                       6243
 7/31/1999                       7603                                       6244
 8/31/1999                       7514                                       6126
 9/30/1999                       7395                                       5921
10/31/1999                       7395                                       5819
11/30/1999                       7801                                       6087
12/31/1999                       8365                                       6388
 1/31/2000                       8187                                       5853
 2/29/2000                       8316                                       5782
 3/31/2000                       8247                                       5802
 4/30/2000                       7385                                       5754
 5/31/2000                       6821                                       5193
 6/30/2000                       7425                                       5726
 7/31/2000                       7385                                       5742
 8/31/2000                       7494                                       5742
 9/30/2000                       6821                                       5178
10/31/2000                       6514                                       4950
11/30/2000                       6613                                       4944
12/31/2000                       6841                                       5150
 1/31/2001                       7019                                       5248
 2/28/2001                       6970                                       5132
 3/31/2001                       6257                                       4527
 4/30/2001                       6603                                       4834
 5/31/2001                       6890                                       4871
 6/30/2001                       7039                                       5025
 7/31/2001                       6801                                       4883
 8/31/2001                       6861                                       4944
 9/30/2001                       5980                                       4347
10/31/2001                       6435                                       4637
11/30/2001                       6801                                       4880
12/31/2001                       6890                                       4938
 1/31/2002                       7227                                       5097
 2/28/2002                       7296                                       5122
 3/31/2002                       7613                                       5331
 4/30/2002                       7663                                       5331
 5/31/2002                       8098                                       5720
 6/30/2002                       7841                                       5510
 7/31/2002                       7376                                       5154
 8/31/2002                       7514                                       5264
 9/30/2002                       7009                                       4931
10/31/2002                       7227                                       5037
11/30/2002                       7296                                       5140
12/31/2002                       7395                                       5212
 1/31/2003                       7633                                       5404
 2/28/2003                       7682                                       5302
 3/31/2003                       7524                                       5253
 4/30/2003                       7742                                       5527
 5/31/2003                       8534                                       5912
 6/30/2003                       8930                                       6205
 7/31/2003                       9544                                       6344
 8/31/2003                      10227                                       6640
 9/30/2003                      11048                                       7130
10/31/2003                      11692                                       7703
11/30/2003                      11781                                       7661
12/31/2003                      12306                                       8136
 1/31/2004                      13078                                       8467
 2/29/2004                      13484                                       8708
 3/31/2004                      13058                                       8670
 4/30/2004                      12108                                       8160
 5/31/2004                      12019                                       8101
 6/30/2004                      12068                                       8089
 7/31/2004                      12286                                       8384
 8/31/2004                      12583                                       8627
 9/30/2004                      13355                                       9082
10/31/2004                      13989                                       9644
11/30/2004                      15008                                      10366
12/31/2004                      15355                                      10778
 1/31/2005                      15701                                      10869
 2/28/2005                      16157                                      11195
 3/31/2005                      15612                                      10823
 4/30/2005                      15088                                      10611
 5/31/2005                      14751                                      10731
 6/30/2005                      15414                                      11285
 7/31/2005                      15939                                      11750
 8/31/2005                      16355                                      11696
 9/30/2005                      16959                                      12214
10/31/2005                      16008                                      11480
11/30/2005                      16404                                      11898

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           8/9/1996
------------------------------------------------------------------
                         9.30%            19.68%            5.46%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                                  THE UNITED KINGDOM           MSCI UK SMALL CAP
DATE                            SMALL COMPANY SERIES          INDEX (PRICE-ONLY)
  8/9/1996                                     10000                       10000
 8/30/1996                                     10240                       10308
 9/30/1996                                     10320                       10324
10/31/1996                                     10820                       10799
11/30/1996                                     11130                       10994
12/31/1996                                     11550                       11311
 1/31/1997                                     11410                       10907
 2/28/1997                                     11800                       11306
 3/31/1997                                     11880                       11356
 4/30/1997                                     11690                       11184
 5/31/1997                                     11630                       11162
 6/30/1997                                     11510                       11281
 7/31/1997                                     11140                       11007
 8/31/1997                                     11430                       11269
 9/30/1997                                     11840                       11838
10/31/1997                                     12260                       12087
11/30/1997                                     12130                       11997
12/31/1997                                     12010                       11971
 1/31/1998                                     12080                       11788
 2/28/1998                                     12540                       12452
 3/31/1998                                     13580                       13733
 4/30/1998                                     13630                       13947
 5/31/1998                                     14140                       14441
 6/30/1998                                     13630                       13938
 7/31/1998                                     12630                       13024
 8/31/1998                                     11370                       11371
 9/30/1998                                     10850                       10784
10/31/1998                                     10610                       10940
11/30/1998                                     10530                       11020
12/31/1998                                     10720                       11135
 1/31/1999                                     10900                       11007
 2/28/1999                                     11260                       11283
 3/31/1999                                     11930                       12134
 4/30/1999                                     12730                       13189
 5/31/1999                                     12660                       12776
 6/30/1999                                     12980                       12941
 7/31/1999                                     13820                       13474
 8/31/1999                                     14270                       13862
 9/30/1999                                     14010                       13235
10/31/1999                                     13830                       12829
11/30/1999                                     14400                       13868
12/31/1999                                     15270                       14955
 1/31/2000                                     15720                       14688
 2/29/2000                                     15390                       15479
 3/31/2000                                     15170                       15218
 4/30/2000                                     13880                       13926
 5/31/2000                                     13300                       13110
 6/30/2000                                     14410                       14084
 7/31/2000                                     14510                       14135
 8/31/2000                                     14790                       14420
 9/30/2000                                     14820                       13790
10/31/2000                                     14140                       13151
11/30/2000                                     13510                       12669
12/31/2000                                     14610                       13539
 1/31/2001                                     14910                       14196
 2/28/2001                                     14270                       13679
 3/31/2001                                     13160                       12475
 4/30/2001                                     13840                       13558
 5/31/2001                                     14040                       13860
 6/30/2001                                     13520                       13296
 7/31/2001                                     13140                       12848
 8/31/2001                                     13560                       13375
 9/30/2001                                     11520                       10624
10/31/2001                                     12040                       11237
11/30/2001                                     12850                       12267
12/31/2001                                     13380                       12661
 1/31/2002                                     13020                       11963
 2/28/2002                                     13150                       11960
 3/31/2002                                     13810                       12811
 4/30/2002                                     14420                       13246
 5/31/2002                                     14580                       13043
 6/30/2002                                     14000                       12226
 7/31/2002                                     12990                       10849
 8/31/2002                                     13010                       10911
 9/30/2002                                     11910                       10119
10/31/2002                                     11850                       10096
11/30/2002                                     12250                       10261
12/31/2002                                     12220                        9944
 1/31/2003                                     11930                        9177
 2/28/2003                                     11530                        8894
 3/31/2003                                     11430                        8847
 4/30/2003                                     12510                        9958
 5/31/2003                                     14010                       11377
 6/30/2003                                     14810                       11730
 7/31/2003                                     15400                       12436
 8/31/2003                                     16050                       13003
 9/30/2003                                     16680                       13308
10/31/2003                                     17630                       14354
11/30/2003                                     17720                       14449
12/31/2003                                     18710                       15233
 1/31/2004                                     20100                       16507
 2/29/2004                                     21270                       17617
 3/31/2004                                     20980                       17476
 4/30/2004                                     20230                       16831
 5/31/2004                                     20260                       16757
 6/30/2004                                     20950                       17281
 7/31/2004                                     20180                       16450
 8/31/2004                                     20040                       16193
 9/30/2004                                     20610                       16663
10/31/2004                                     21260                       17269
11/30/2004                                     22980                       18644
12/31/2004                                     23930                       19657
 1/31/2005                                     24610                       20077
 2/28/2005                                     25450                       20538
 3/31/2005                                     24880                       20219
 4/30/2005                                     24040                       19241
 5/31/2005                                     23570                       19020
 6/30/2005                                     24020                       19258
 7/31/2005                                     24490                       19801
 8/31/2005                                     25870                       20707
 9/30/2005                                     25580                       20684
10/31/2005                                     24860                       20023
11/30/2005                                     25940                       20975

AVERAGE ANNUAL            ONE             FIVE               FROM
TOTAL RETURN              YEAR            YEARS            8/9/1996
-------------------------------------------------------------------
                         12.88%           13.94%            10.78%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                     THE CONTINENTAL           MSCI EUROPE EX UK SMALL CAP INDEX
DATE            SMALL COMPANY SERIES                                (PRICE-ONLY)
  8/9/1996                     10000                                       10000
 8/30/1996                      9900                                       10000
 9/30/1996                      9761                                       10025
10/31/1996                      9940                                       10112
11/30/1996                     10128                                       10413
12/31/1996                     10326                                       10687
 1/31/1997                     10583                                       11118
 2/28/1997                     10603                                       11105
 3/31/1997                     10979                                       11486
 4/30/1997                     10682                                       11061
 5/31/1997                     11118                                       11536
 6/30/1997                     11504                                       11889
 7/31/1997                     11474                                       11958
 8/31/1997                     11296                                       11808
 9/30/1997                     12098                                       12548
10/31/1997                     11751                                       12030
11/30/1997                     11494                                       11790
12/31/1997                     11583                                       11847
 1/31/1998                     12009                                       12282
 2/28/1998                     12910                                       13164
 3/31/1998                     14137                                       14348
 4/30/1998                     14701                                       14855
 5/31/1998                     15484                                       15534
 6/30/1998                     15078                                       14783
 7/31/1998                     15137                                       14823
 8/31/1998                     13563                                       12702
 9/30/1998                     12919                                       11861
10/31/1998                     13296                                       12388
11/30/1998                     13781                                       12716
12/31/1998                     13909                                       12782
 1/31/1999                     13197                                       12257
 2/28/1999                     12949                                       11974
 3/31/1999                     12751                                       11913
 4/30/1999                     13127                                       12431
 5/31/1999                     12989                                       12234
 6/30/1999                     13078                                       12197
 7/31/1999                     13365                                       12333
 8/31/1999                     13454                                       12418
 9/30/1999                     13513                                       12367
10/31/1999                     13316                                       12147
11/30/1999                     12969                                       11861
12/31/1999                     13583                                       12661
 1/31/2000                     13355                                       12932
 2/29/2000                     14226                                       13767
 3/31/2000                     14266                                       13593
 4/30/2000                     13543                                       12868
 5/31/2000                     13949                                       12954
 6/30/2000                     14494                                       13194
 7/31/2000                     14187                                       13119
 8/31/2000                     14207                                       13131
 9/30/2000                     13929                                       12839
10/31/2000                     13306                                       12180
11/30/2000                     13316                                       11960
12/31/2000                     14226                                       12564
 1/31/2001                     14622                                       13249
 2/28/2001                     14385                                       12708
 3/31/2001                     13256                                       11495
 4/30/2001                     13741                                       11983
 5/31/2001                     13573                                       11719
 6/30/2001                     13167                                       11097
 7/31/2001                     13345                                       10989
 8/31/2001                     13444                                       10891
 9/30/2001                     11731                                        9245
10/31/2001                     12078                                        9839
11/30/2001                     12593                                       10577
12/31/2001                     12702                                       10663
 1/31/2002                     12712                                       10666
 2/28/2002                     12900                                       10716
 3/31/2002                     13563                                       11365
 4/30/2002                     14108                                       11628
 5/31/2002                     14672                                       11785
 6/30/2002                     14672                                       11487
 7/31/2002                     13523                                       10258
 8/31/2002                     13345                                        9989
 9/30/2002                     11949                                        8717
10/31/2002                     12316                                        9237
11/30/2002                     12999                                        9742
12/31/2002                     13236                                        9509
 1/31/2003                     13147                                        9378
 2/28/2003                     12761                                        8966
 3/31/2003                     12682                                        8903
 4/30/2003                     14266                                       10142
 5/31/2003                     15721                                       11078
 6/30/2003                     15979                                       11222
 7/31/2003                     16543                                       11603
 8/31/2003                     16909                                       11936
 9/30/2003                     17780                                       12605
10/31/2003                     18879                                       13654
11/30/2003                     19869                                       14375
12/31/2003                     21107                                       15118
 1/31/2004                     22127                                       15873
 2/29/2004                     22869                                       16407
 3/31/2004                     22404                                       15783
 4/30/2004                     22136                                       15478
 5/31/2004                     22384                                       15445
 6/30/2004                     23057                                       15963
 7/31/2004                     22315                                       15307
 8/31/2004                     22453                                       15351
 9/30/2004                     23621                                       16201
10/31/2004                     24512                                       16881
11/30/2004                     27136                                       18741
12/31/2004                     28542                                       19654
 1/31/2005                     28948                                       19872
 2/28/2005                     30809                                       21263
 3/31/2005                     29967                                       20658
 4/30/2005                     29175                                       19960
 5/31/2005                     29255                                       20135
 6/30/2005                     30047                                       20736
 7/31/2005                     31918                                       22144
 8/31/2005                     32997                                       22767
 9/30/2005                     33838                                       23538
10/31/2005                     32165                                       21907
11/30/2005                     32284                                       22177

AVERAGE ANNUAL            ONE             FIVE               FROM
TOTAL RETURN              YEAR            YEARS            8/9/1996
-------------------------------------------------------------------
                         18.97%           19.13%            13.42%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (GROSS DIVIDENDS)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                           MSCI EMERGING MARKETS
DATE                    THE EMERGING MARKETS SERIES      INDEX (GROSS DIVIDENDS)
11/30/1995                                     9950                        10000
12/31/1995                                    10251                        10444
 1/31/1996                                    11358                        11187
 2/29/1996                                    11121                        11009
 3/31/1996                                    11216                        11095
 4/30/1996                                    11538                        11538
 5/31/1996                                    11538                        11486
 6/30/1996                                    11632                        11558
 7/31/1996                                    10639                        10768
 8/31/1996                                    10942                        11044
 9/30/1996                                    11178                        11140
10/31/1996                                    10932                        10843
11/30/1996                                    11320                        11025
12/31/1996                                    11471                        11074
 1/31/1997                                    12644                        11830
 2/28/1997                                    12805                        12336
 3/31/1997                                    12445                        12011
 4/30/1997                                    11963                        12033
 5/31/1997                                    12559                        12377
 6/30/1997                                    13079                        13039
 7/31/1997                                    13098                        13234
 8/31/1997                                    11188                        11550
 9/30/1997                                    11651                        11870
10/31/1997                                     9930                         9922
11/30/1997                                     9410                         9560
12/31/1997                                     9334                         9791
 1/31/1998                                     9164                         9023
 2/28/1998                                    10062                         9965
 3/31/1998                                    10412                        10398
 4/30/1998                                    10251                        10284
 5/31/1998                                     9069                         8875
 6/30/1998                                     8265                         7944
 7/31/1998                                     8606                         8196
 8/31/1998                                     6431                         5827
 9/30/1998                                     6440                         6196
10/31/1998                                     7490                         6848
11/30/1998                                     8247                         7418
12/31/1998                                     8483                         7311
 1/31/1999                                     8275                         7193
 2/28/1999                                     8360                         7263
 3/31/1999                                     9117                         8220
 4/30/1999                                    10743                         9237
 5/31/1999                                    10734                         9183
 6/30/1999                                    11783                        10226
 7/31/1999                                    11604                         9947
 8/31/1999                                    11556                        10038
 9/30/1999                                    11178                         9699
10/31/1999                                    11613                         9905
11/30/1999                                    12682                        10794
12/31/1999                                    14611                        12167
 1/31/2000                                    14384                        12240
 2/29/2000                                    14006                        12401
 3/31/2000                                    14091                        12462
 4/30/2000                                    13183                        11281
 5/31/2000                                    12455                        10815
 6/30/2000                                    12710                        11195
 7/31/2000                                    11963                        10620
 8/31/2000                                    12096                        10672
 9/30/2000                                    11225                         9740
10/31/2000                                    10516                         9034
11/30/2000                                     9854                         8245
12/31/2000                                    10384                         8443
 1/31/2001                                    11452                         9606
 2/28/2001                                    10422                         8854
 3/31/2001                                     9391                         7984
 4/30/2001                                     9807                         8379
 5/31/2001                                     9873                         8478
 6/30/2001                                     9665                         8305
 7/31/2001                                     9334                         7780
 8/31/2001                                     9419                         7703
 9/30/2001                                     7878                         6510
10/31/2001                                     8114                         6915
11/30/2001                                     9013                         7637
12/31/2001                                     9712                         8243
 1/31/2002                                    10251                         8522
 2/28/2002                                    10119                         8662
 3/31/2002                                    10554                         9184
 4/30/2002                                    10668                         9243
 5/31/2002                                    10393                         9096
 6/30/2002                                     9608                         8414
 7/31/2002                                     9145                         7774
 8/31/2002                                     9173                         7893
 9/30/2002                                     8209                         7042
10/31/2002                                     8549                         7499
11/30/2002                                     9202                         8015
12/31/2002                                     8833                         7749
 1/31/2003                                     8823                         7715
 2/28/2003                                     8691                         7506
 3/31/2003                                     8549                         7293
 4/30/2003                                     9703                         7943
 5/31/2003                                    10412                         8513
 6/30/2003                                    10819                         8998
 7/31/2003                                    11036                         9562
 8/31/2003                                    11538                        10203
 9/30/2003                                    12058                        10278
10/31/2003                                    12975                        11153
11/30/2003                                    12852                        11290
12/31/2003                                    14204                        12108
 1/31/2004                                    14479                        12538
 2/29/2004                                    15122                        13117
 3/31/2004                                    15226                        13285
 4/30/2004                                    14261                        12199
 5/31/2004                                    14100                        11959
 6/30/2004                                    14356                        12013
 7/31/2004                                    14346                        11801
 8/31/2004                                    14743                        12295
 9/30/2004                                    15576                        13005
10/31/2004                                    16011                        13317
11/30/2004                                    17410                        14550
12/31/2004                                    18545                        15251
 1/31/2005                                    18697                        15299
 2/28/2005                                    20087                        16642
 3/31/2005                                    18715                        15546
 4/30/2005                                    18271                        15131
 5/31/2005                                    18819                        15664
 6/30/2005                                    19387                        16205
 7/31/2005                                    20635                        17352
 8/31/2005                                    20768                        17508
 9/30/2005                                    22423                        19140
10/31/2005                                    21307                        17890
11/30/2005                                    22848                        19371

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         31.23%           18.20%            8.61%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (GROSS DIVIDENDS)
DECEMBER 2, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                               THE EMERGING MARKETS        MSCI EMERGING MARKETS
DATE                               SMALL CAP SERIES      INDEX (GROSS DIVIDENDS)
12/2/1996                                     10000
12/31/1996                                     9880                        10000
 1/31/1997                                    10880                        10682
 2/28/1997                                    11137                        11139
 3/31/1997                                    10692                        10846
 4/30/1997                                    10088                        10866
 5/31/1997                                    10246                        11177
 6/30/1997                                    10652                        11774
 7/31/1997                                    10692                        11950
 8/31/1997                                     9296                        10430
 9/30/1997                                     9484                        10719
10/31/1997                                     8425                         8960
11/30/1997                                     7851                         8633
12/31/1997                                     7613                         8841
 1/31/1998                                     6910                         8148
 2/28/1998                                     7217                         8998
 3/31/1998                                     7564                         9389
 4/30/1998                                     7791                         9287
 5/31/1998                                     7346                         8014
 6/30/1998                                     6871                         7174
 7/31/1998                                     7059                         7401
 8/31/1998                                     5405                         5261
 9/30/1998                                     5188                         5595
10/31/1998                                     5851                         6184
11/30/1998                                     6623                         6699
12/31/1998                                     6841                         6601
 1/31/1999                                     6544                         6495
 2/28/1999                                     6544                         6558
 3/31/1999                                     7178                         7423
 4/30/1999                                     8722                         8341
 5/31/1999                                     9029                         8292
 6/30/1999                                    10157                         9234
 7/31/1999                                    10098                         8982
 8/31/1999                                    10296                         9064
 9/30/1999                                    10167                         8758
10/31/1999                                    10514                         8944
11/30/1999                                    11355                         9747
12/31/1999                                    12781                        10986
 1/31/2000                                    13038                        11052
 2/29/2000                                    12860                        11198
 3/31/2000                                    12821                        11253
 4/30/2000                                    11890                        10186
 5/31/2000                                    11227                         9766
 6/30/2000                                    11207                        10109
 7/31/2000                                    10841                         9590
 8/31/2000                                    10801                         9637
 9/30/2000                                    10118                         8795
10/31/2000                                     9316                         8158
11/30/2000                                     8712                         7445
12/31/2000                                     8722                         7624
 1/31/2001                                     9207                         8674
 2/28/2001                                     8643                         7995
 3/31/2001                                     7920                         7210
 4/30/2001                                     8128                         7566
 5/31/2001                                     8217                         7656
 6/30/2001                                     8227                         7499
 7/31/2001                                     8078                         7025
 8/31/2001                                     8029                         6955
 9/30/2001                                     6791                         5879
10/31/2001                                     7138                         6244
11/30/2001                                     7880                         6896
12/31/2001                                     8494                         7443
 1/31/2002                                     9148                         7696
 2/28/2002                                     9049                         7822
 3/31/2002                                     9623                         8293
 4/30/2002                                     9890                         8347
 5/31/2002                                     9821                         8214
 6/30/2002                                     9177                         7598
 7/31/2002                                     8752                         7020
 8/31/2002                                     8860                         7128
 9/30/2002                                     7851                         6359
10/31/2002                                     8177                         6771
11/30/2002                                     8811                         7237
12/31/2002                                     8524                         6997
 1/31/2003                                     8682                         6966
 2/28/2003                                     8583                         6778
 3/31/2003                                     8524                         6586
 4/30/2003                                     9623                         7172
 5/31/2003                                    10355                         7687
 6/30/2003                                    10801                         8125
 7/31/2003                                    11029                         8634
 8/31/2003                                    11692                         9213
 9/30/2003                                    12137                         9281
10/31/2003                                    13197                        10071
11/30/2003                                    13464                        10195
12/31/2003                                    14810                        10934
 1/31/2004                                    15256                        11322
 2/29/2004                                    15899                        11844
 3/31/2004                                    16167                        11996
 4/30/2004                                    15276                        11016
 5/31/2004                                    14642                        10799
 6/30/2004                                    14761                        10848
 7/31/2004                                    14870                        10656
 8/31/2004                                    15365                        11102
 9/30/2004                                    16216                        11743
10/31/2004                                    16632                        12025
11/30/2004                                    18206                        13139
12/31/2004                                    19176                        13771
 1/31/2005                                    19721                        13815
 2/28/2005                                    20968                        15028
 3/31/2005                                    19533                        14038
 4/30/2005                                    18820                        13664
 5/31/2005                                    19186                        14145
 6/30/2005                                    19671                        14633
 7/31/2005                                    20770                        15668
 8/31/2005                                    20909                        15809
 9/30/2005                                    22295                        17283
10/31/2005                                    21216                        16154
11/30/2005                                    22730                        17492

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           12/2/1996
-------------------------------------------------------------------
                         24.85%           20.90%            9.56%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

THE DFA ONE-YEAR FIXED INCOME SERIES VS.
MERRILL LYNCH SIX-MONTH US TREASURY BILL INDEX, MERRILL LYNCH ONE-YEAR US TREASURY NOTE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                        THE DFA ONE-YEAR       MERRILL LYNCH SIX-MONTH       MERRILL LYNCH ONE-YEAR
DATE                 FIXED INCOME SERIES        US TREASURY BILL INDEX       US TREASURY NOTE INDEX
11/30/1995                         10000                         10000                        10000
12/31/1995                         10048                         10056                        10056
 1/31/1996                         10094                         10106                        10119
 2/29/1996                         10135                         10143                        10131
 3/31/1996                         10181                         10177                        10159
 4/30/1996                         10217                         10219                        10194
 5/31/1996                         10251                         10261                        10231
 6/30/1996                         10307                         10305                        10285
 7/31/1996                         10356                         10350                        10324
 8/31/1996                         10407                         10396                        10373
 9/30/1996                         10470                         10450                        10443
10/31/1996                         10547                         10500                        10521
11/30/1996                         10610                         10546                        10572
12/31/1996                         10644                         10590                        10608
 1/31/1997                         10697                         10637                        10660
 2/28/1997                         10742                         10686                        10700
 3/31/1997                         10761                         10728                        10726
 4/30/1997                         10833                         10778                        10790
 5/31/1997                         10887                         10836                        10857
 6/30/1997                         10952                         10888                        10921
 7/31/1997                         11028                         10938                        10999
 8/31/1997                         11061                         10983                        11033
 9/30/1997                         11127                         11039                        11092
10/31/1997                         11193                         11089                        11153
11/30/1997                         11228                         11129                        11185
12/31/1997                         11290                         11180                        11238
 1/31/1998                         11358                         11237                        11311
 2/28/1998                         11405                         11279                        11340
 3/31/1998                         11465                         11334                        11398
 4/30/1998                         11509                         11384                        11452
 5/31/1998                         11573                         11434                        11499
 6/30/1998                         11619                         11489                        11554
 7/31/1998                         11686                         11544                        11608
 8/31/1998                         11740                         11603                        11702
 9/30/1998                         11795                         11672                        11798
10/31/1998                         11839                         11721                        11859
11/30/1998                         11892                         11753                        11861
12/31/1998                         11952                         11802                        11902
 1/31/1999                         12000                         11847                        11945
 2/28/1999                         12036                         11879                        11951
 3/31/1999                         12089                         11934                        12024
 4/30/1999                         12142                         11975                        12067
 5/31/1999                         12168                         12015                        12100
 6/30/1999                         12220                         12058                        12151
 7/31/1999                         12261                         12112                        12200
 8/31/1999                         12292                         12148                        12238
 9/30/1999                         12360                         12207                        12302
10/31/1999                         12406                         12253                        12331
11/30/1999                         12467                         12294                        12357
12/31/1999                         12516                         12350                        12383
 1/31/2000                         12541                         12403                        12415
 2/29/2000                         12622                         12463                        12479
 3/31/2000                         12687                         12527                        12542
 4/30/2000                         12733                         12586                        12608
 5/31/2000                         12785                         12653                        12676
 6/30/2000                         12888                         12725                        12772
 7/31/2000                         12966                         12787                        12849
 8/31/2000                         13047                         12856                        12930
 9/30/2000                         13142                         12925                        13007
10/31/2000                         13211                         12995                        13072
11/30/2000                         13293                         13071                        13165
12/31/2000                         13374                         13153                        13291
 1/31/2001                         13468                         13261                        13443
 2/28/2001                         13534                         13315                        13514
 3/31/2001                         13587                         13391                        13614
 4/30/2001                         13655                         13446                        13677
 5/31/2001                         13704                         13511                        13759
 6/30/2001                         13748                         13546                        13799
 7/31/2001                         13828                         13600                        13898
 8/31/2001                         13891                         13649                        13952
 9/30/2001                         14036                         13735                        14104
10/31/2001                         14122                         13784                        14200
11/30/2001                         14135                         13819                        14216
12/31/2001                         14163                         13838                        14259
 1/31/2002                         14191                         13859                        14281
 2/28/2002                         14243                         13884                        14326
 3/31/2002                         14192                         13900                        14294
 4/30/2002                         14282                         13939                        14394
 5/31/2002                         14341                         13967                        14434
 6/30/2002                         14415                         13998                        14512
 7/31/2002                         14517                         14023                        14578
 8/31/2002                         14563                         14044                        14594
 9/30/2002                         14607                         14075                        14652
10/31/2002                         14652                         14098                        14683
11/30/2002                         14639                         14123                        14686
12/31/2002                         14731                         14144                        14742
 1/31/2003                         14745                         14161                        14753
 2/28/2003                         14788                         14174                        14780
 3/31/2003                         14811                         14194                        14807
 4/30/2003                         14843                         14205                        14823
 5/31/2003                         14878                         14222                        14842
 6/30/2003                         14896                         14243                        14872
 7/31/2003                         14855                         14252                        14864
 8/31/2003                         14869                         14265                        14879
 9/30/2003                         14945                         14282                        14919
10/31/2003                         14918                         14295                        14915
11/30/2003                         14924                         14308                        14912
12/31/2003                         14985                         14328                        14958
 1/31/2004                         15000                         14342                        14981
 2/29/2004                         15039                         14354                        15012
 3/31/2004                         15069                         14366                        15026
 4/30/2004                         15013                         14374                        14987
 5/31/2004                         15002                         14381                        14986
 6/30/2004                         14990                         14387                        14981
 7/31/2004                         15039                         14411                        15016
 8/31/2004                         15105                         14436                        15059
 9/30/2004                         15096                         14450                        15055
10/31/2004                         15134                         14469                        15080
11/30/2004                         15104                         14482                        15058
12/31/2004                         15134                         14502                        15082
 1/31/2005                         15149                         14529                        15094
 2/28/2005                         15157                         14549                        15094
 3/31/2005                         15161                         14581                        15115
 4/30/2005                         15227                         14621                        15169
 5/31/2005                         15277                         14668                        15215
 6/30/2005                         15302                         14696                        15241
 7/31/2005                         15299                         14723                        15240
 8/31/2005                         15369                         14768                        15305
 9/30/2005                         15383                         14804                        15310
10/31/2005                         15411                         14846                        15328
11/30/2005                         15455                         14898                        15376

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                         2.32%            3.06%             4.45%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch data provided by Merrill Lynch.

[CHART]

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES VS.
MERRILL LYNCH US GOVERNMENT/CORPORATE INDEX 1-3 YEARS
FEBRUARY 9, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                            THE DFA TWO-YEAR GLOBAL                       MERRILL LYNCH US
DATE                            FIXED INCOME SERIES   GOVERNMENT/CORPORATE INDEX 1-3 YEARS
 2/9/1996                                     10000
 2/29/1996                                    10000                                  10000
 3/31/1996                                    10047                                   9993
 4/30/1996                                    10097                                  10002
 5/31/1996                                    10147                                  10023
 6/30/1996                                    10188                                  10096
 7/31/1996                                    10259                                  10137
 8/31/1996                                    10360                                  10172
 9/30/1996                                    10437                                  10265
10/31/1996                                    10529                                  10381
11/30/1996                                    10601                                  10461
12/31/1996                                    10645                                  10462
 1/31/1997                                    10719                                  10511
 2/28/1997                                    10761                                  10536
 3/31/1997                                    10765                                  10534
 4/30/1997                                    10828                                  10620
 5/31/1997                                    10902                                  10694
 6/30/1997                                    10981                                  10767
 7/31/1997                                    11034                                  10887
 8/31/1997                                    11077                                  10898
 9/30/1997                                    11147                                  10981
10/31/1997                                    11190                                  11061
11/30/1997                                    11233                                  11087
12/31/1997                                    11283                                  11163
 1/31/1998                                    11375                                  11271
 2/28/1998                                    11420                                  11282
 3/31/1998                                    11486                                  11331
 4/30/1998                                    11521                                  11385
 5/31/1998                                    11589                                  11448
 6/30/1998                                    11642                                  11507
 7/31/1998                                    11699                                  11562
 8/31/1998                                    11781                                  11698
 9/30/1998                                    11850                                  11850
10/31/1998                                    11908                                  11902
11/30/1998                                    11961                                  11890
12/31/1998                                    12030                                  11936
 1/31/1999                                    12089                                  11987
 2/28/1999                                    12137                                  11935
 3/31/1999                                    12203                                  12022
 4/30/1999                                    12251                                  12064
 5/31/1999                                    12275                                  12057
 6/30/1999                                    12324                                  12094
 7/31/1999                                    12348                                  12127
 8/31/1999                                    12396                                  12159
 9/30/1999                                    12463                                  12241
10/31/1999                                    12487                                  12277
11/30/1999                                    12540                                  12304
12/31/1999                                    12604                                  12326
 1/31/2000                                    12630                                  12323
 2/29/2000                                    12707                                  12406
 3/31/2000                                    12763                                  12479
 4/30/2000                                    12815                                  12508
 5/31/2000                                    12854                                  12553
 6/30/2000                                    12936                                  12690
 7/31/2000                                    13001                                  12776
 8/31/2000                                    13079                                  12874
 9/30/2000                                    13172                                  12975
10/31/2000                                    13238                                  13036
11/30/2000                                    13330                                  13164
12/31/2000                                    13428                                  13322
 1/31/2001                                    13525                                  13500
 2/28/2001                                    13580                                  13589
 3/31/2001                                    13644                                  13709
 4/30/2001                                    13700                                  13747
 5/31/2001                                    13756                                  13835
 6/30/2001                                    13798                                  13888
 7/31/2001                                    13883                                  14057
 8/31/2001                                    13968                                  14146
 9/30/2001                                    14137                                  14369
10/31/2001                                    14265                                  14511
11/30/2001                                    14250                                  14474
12/31/2001                                    14265                                  14482
 1/31/2002                                    14307                                  14513
 2/28/2002                                    14364                                  14577
 3/31/2002                                    14286                                  14485
 4/30/2002                                    14415                                  14644
 5/31/2002                                    14487                                  14720
 6/30/2002                                    14590                                  14834
 7/31/2002                                    14748                                  14989
 8/31/2002                                    14806                                  15061
 9/30/2002                                    14878                                  15185
10/31/2002                                    14936                                  15214
11/30/2002                                    14906                                  15209
12/31/2002                                    15032                                  15364
 1/31/2003                                    15047                                  15386
 2/28/2003                                    15106                                  15464
 3/31/2003                                    15136                                  15498
 4/30/2003                                    15180                                  15552
 5/31/2003                                    15240                                  15636
 6/30/2003                                    15262                                  15669
 7/31/2003                                    15172                                  15575
 8/31/2003                                    15172                                  15589
 9/30/2003                                    15318                                  15748
10/31/2003                                    15258                                  15690
11/30/2003                                    15258                                  15690
12/31/2003                                    15340                                  15789
 1/31/2004                                    15371                                  15828
 2/29/2004                                    15447                                  15909
 3/31/2004                                    15488                                  15965
 4/30/2004                                    15350                                  15811
 5/31/2004                                    15320                                  15785
 6/30/2004                                    15309                                  15785
 7/31/2004                                    15370                                  15855
 8/31/2004                                    15463                                  15974
 9/30/2004                                    15460                                  15964
10/31/2004                                    15491                                  16017
11/30/2004                                    15444                                  15940
12/31/2004                                    15472                                  15978
 1/31/2005                                    15472                                  15973
 2/28/2005                                    15457                                  15941
 3/31/2005                                    15450                                  15934
 4/30/2005                                    15528                                  16024
 5/31/2005                                    15591                                  16093
 6/30/2005                                    15613                                  16130
 7/31/2005                                    15597                                  16087
 8/31/2005                                    15675                                  16191
 9/30/2005                                    15675                                  16150
10/31/2005                                    15691                                  16148
11/30/2005                                    15740                                  16197

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           2/9/1996
------------------------------------------------------------------
                         1.92%            3.38%             4.73%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch data provided by Merrill Lynch.

                        THE DFA INVESTMENT TRUST COMPANY

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2005

     The principal factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book value.

     The performance of the U.S. equity market for the year under review was attributable primarily to differences in company size rather than differences in value/growth characteristics. Mid-capitalization stocks outperformed both large company stocks and small company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 3000 Value Index(R)                                                 9.80%
Russell 3000 Growth Index(R)                                                9.59%
Russell Mid Cap Index(R) (mid-size companies)                              16.25%
Russell 1000 Index(R) (large companies)                                     9.98%
Russell 2000 Index(R) (small companies)                                     8.15%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance within sectors was small.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 2000 Growth Index(R) (small growth companies)                       8.05%
Russell 2000 Value Index(R) (small value companies)                         8.03%
Russell Mid Cap Growth Index(R) (mid-cap growth companies)                 16.20%
Russell Mid Cap Value Index(R) (mid-cap value companies)                   15.88%
Russell 1000 Value Index(R) (large value companies)                         9.95%
Russell 1000 Growth Index(R) (large growth companies)                       9.74%

----------
Source: Frank Russell Co. is the source & owner of Russell data.

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2005 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming growth and large company benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE COMPANY SERIES

     The U.S. Large Company Series seeks to produce returns similar to those of the S&P 500 Index(R) by purchasing S&P 500 Index(R) stocks in approximately the same proportions as they are represented in the S&P 500 Index(R). The Series essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets. For the year ended November 30, 2005, total returns were 8.51% for The U.S. Large Company Series, and 8.43% for the S&P 500 Index(R). The securities in the Series closely tracked the investment results of the S&P 500 Index(R).

THE ENHANCED U.S. LARGE COMPANY SERIES

     The Enhanced U.S. Large Company Series seeks to achieve a total return that exceeds the total return performance of the S&P 500 Index(R) using an "enhanced cash" strategy. This strategy combines investments in high grade, short-term fixed income instruments with an overlay of S&P 500 Index(R) futures contracts or swaps. For the year ended November 30, 2005, approximately 90% of the overlay instruments consisted of S&P 500 Index(R) futures contracts with the remaining 10% exposure created through a swap contract. The behavior of S&P 500 Index futures contracts is determined principally by the performance of the S&P 500 Index. For the year ended November 30, 2005, total return was 7.21% for The Enhanced U.S. Large Company Series, and 8.43% for the S&P 500 Index(R). Relative to the S&P 500 Index, underperformance was due to returns of the fixed income securities held by the Series as well as differences in costs between the Series and the Index. An important component of the pricing of futures contracts is the short-term interest rate imbedded in the contracts. To the extent the fixed income assets in the Series underperform the returns associated with the short-term interest rate imbedded in the futures contracts, the investment results of the Series as a whole will generally underperform the S&P 500 Index(R). For the year ending November 30, 2005, the average duration of fixed income securities held by the Series exceeded the average duration of those imbedded in the futures contracts which contributed to the Series' underperformance.

THE U.S. LARGE CAP VALUE SERIES

     The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Series held 235 stocks as of November 30, 2005, and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks, and value stocks slightly outperformed growth stocks. Total returns were 8.43% for the S&P 500 Index, 9.95% for the Russell 1000 Value Index(R) and 14.66% for The U.S. Large Cap Value Series. Relative to the Russell 1000 Value Index(R), outperformance of the Series was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 1000 Value Index(R) and average weight allocated to this range was 84% of the Series compared to 47% of the Index. In addition, stocks in the 10-75th percentile as measured by market capitalization outperformed the Russell 1000 Value Index and average weight allocated to this range was 96% of the Series compared to 70% of the Index.

THE U.S. SMALL XM VALUE SERIES

     The U.S. Small XM Value Series seeks to capture the returns of U.S. small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. The Series refrains from purchasing the very smallest ("micro cap") stocks. As of November 30, 2005, the Series held 532 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks, and value stocks slightly outperformed growth stocks. Total returns were 8.43% for the S&P 500 Index, 8.15% for the Russell 2000 Index(R), 8.03% for the Russell 2000 Value Index(R), and 12.52% for The U.S. Small XM Value Series. Relative to the Russell 2000 Value Index(R), outperformance of the Series was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling into the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index(R) and average weight allocated to this category was 82% for the Series compared to 50% for the Index. In addition, the

Series had less exposure than the Index to small cap REIT and utility securities, which underperformed the Russell 2000 Value Index(R).

THE U.S. SMALL CAP VALUE SERIES

     The U.S. Small Cap Value Series seeks to capture the returns of U.S. small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 1,347 stocks and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company stocks and small company stocks, and value stocks slightly outperformed growth stocks. Total returns were 8.43% for the S&P 500 Index, 8.15% for the Russell 2000 Index(R), 8.03% for the Russell 2000 Value Index(R), and 11.67% for The U.S. Small Cap Value Series. Relative to the Russell 2000 Value Index(R), outperformance of the Series was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Small company stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index(R) and average weight allocated to this sector was 71% for the Series compared to 41% for the Index. In addition, the Series had less exposure than the Index to small cap REITs and utility securities, which underperformed the Russell 2000 Value Index(R).

THE U.S. SMALL CAP SERIES

     The U.S. Small Cap Series seeks to capture the returns of U.S. small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 3,041 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks, and value stocks slightly outperformed growth stocks. For the year ended November 30, 2005, total returns were 8.15% for the Russell 2000 Index(R) and 10.40% for The U.S. Small Cap Series. Relative to the Russell 2000 Index(R), outperformance of the Series was primarily due to less exposure to small cap REIT and utility securities, which underperformed the Russell 2000 Index(R). REITs and utilities comprised 10% of the Index compared to 2% for the Series.

THE U.S. MICRO CAP SERIES

     The U.S. Micro Cap Series seeks to capture the returns of very small U.S. company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 2,518 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks. Total returns were 8.43% for the S&P 500 Index(R), 8.15% for the Russell 2000 Index(R), and 10.77% for The U.S. Micro Cap Series. Relative to the Russell 2000 Index(R), outperformance of the Series was primarily due to greater exposure to the smallest capitalization stocks. Stocks falling in the bottom 5% of the US equity universe when ranked by market capitalization outperformed the Russell 2000 Index, and average weight allocated to this range was 95% for the Series compared to 42% for the Index. To a lesser extent, better performance of the Series was due to greater exposure to technology-related stocks than the Index.

INTERNATIONAL EQUITY MARKET REVIEW

     International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index. Net returns were diminished considerably by appreciation of the U.S. dollar relative to the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona. Overall, currency exchange rate changes negatively impacted returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 27.48% in local currency and 13.27% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                      LOCAL
                                                     CURRENCY        U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                         RETURN           RETURN
-----------------------------                        --------        -----------
United Kingdom (net dividends)                          19.09%              7.72%
Japan (net dividends)                                   41.66%             21.55%
France                                                  25.50%             11.33%
Switzerland                                             38.51%             19.87%
Germany                                                 26.12%             11.88%
Netherlands                                             29.13%             14.55%
Australia                                               25.56%             19.79%
Italy                                                   19.84%              6.30%
Spain                                                   24.16%             10.12%
Sweden                                                  27.30%              6.03%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results, although returns varied among individual countries.

         % TOTAL RETURNS FOR YEAR-ENDED NOVEMBER 30, 2005 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (price only)                                     20.35%
MSCI EAFE Value Index (net dividends)                                      14.34%
MSCI EAFE Index (net dividends)                                            13.27%
MSCI EAFE Growth Index (net dividends)                                     12.14%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 33.12% for the MSCI Emerging Markets Index (net dividends), and 13.27% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR-ENDED NOVEMBER 30, 2005

                                                                         TOTAL
                                                                        RETURNS
COUNTRY                                                                 (U.S. $)
-------                                                                ---------
Argentina                                                                  67.41%
Brazil                                                                     73.90%
Thailand                                                                    4.11%
Chile                                                                      30.93%
Indonesia                                                                   6.11%
Hungary                                                                    28.07%
Israel                                                                     32.85%
Poland                                                                     34.73%
Taiwan                                                                      6.89%
Mexico                                                                     53.97%

                                                                         TOTAL
                                                                        RETURNS
COUNTRY                                                                (U.S. $)
-------                                                                --------
Malaysia                                                                    0.54%
Philippines                                                                22.52%
Turkey                                                                     80.71%
South Korea                                                                47.97%

----------
Source: Morgan Stanley Capital data copyright MSCI 2006. All rights reserved.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

     The DFA International Value Series seeks to capture the returns of international large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Series held 634 stocks in 22 developed-country markets, as of November 30, 2005, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, value stocks outperformed growth stocks in international markets. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 12.14% for the MSCI EAFE Growth Index (net dividends), and 14.34% for the MSCI EAFE Value Index (net dividends). Total return for The DFA International Value Series over this year was 15.61%. Relative to the MSCI EAFE Value Index (net dividends), outperformance of the Series was primarily due to greater exposure to stocks with more pronounced value characteristics and those with smaller market capitalizations. International large stocks falling in the top quartile when ranked by book-to-market ratio outperformed most other stocks in the MSCI EAFE Value Index and average weight allocated to this range was 76% for the Series compared to 35% for the Index. Stocks held by the Series with market caps between $1.5 and $50 billion exceeded the performance of the MSCI EAFE Value Index and average weight allocated to these stocks was 83% for the Series compared to 63% for the Index.

THE JAPANESE SMALL COMPANY SERIES

     The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 1,256 stocks, and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, Japanese small company stocks outperformed Japanese large company stocks. Total returns were 21.55% for the MSCI Japan Index (net dividends), 29.33% for the MSCI Japan Small Company Index (price-only), and 31.03% for The Japanese Small Company Series. Relative to the MSCI Japan Small Company Index, outperformance of the Series was primarily due to greater exposure to small company stocks with growth characteristics as measured by book-to-market ratios. Stocks with these characteristics returned 33.26% compared to 28.43% for similar stocks in the Index as measured by book-to-market ratios. In addition, the Series' greater exposure to stocks in the $500 million to $1 billion capitalization range contributed to the performance advantage.

THE ASIA PACIFIC SMALL COMPANY SERIES

     The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in developed Asia Pacific markets, excluding Japan. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 988 stocks, and assets were allocated among four countries:
Australia (51%), Hong Kong (26%), Singapore (16%), and New Zealand (6%). Country allocations are determined by utilizing the approximate weights of individual countries within a universe of Asia Pacific small company stocks constructed by the Advisor, subject to a weight cap for each country. The allocations do not represent a forecast of future performance. The Series was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than behavior of a limited number of stocks. For the year ended November 30, 2005, Asia Pacific small company stocks lagged large company stocks. Total returns were 15.58% for the MSCI Pacific Rim ex-Japan Index (gross dividends), 14.78% for the MSCI Pacific Rim ex-Japan Small Company Index (price-only) and 9.30% for The Asia Pacific Small Company Series. Relative to the MSCI Pacific Rim ex-Japan Small Company Index, Series underperformance was primarily due to greater exposure to small company stocks with market capitalization under $250 million and country-by-country portfolio composition differences. Stocks under $250 million significantly underperformed the Index and the average weight allocated to this sector was 32% for the Series compared to 1% for the Index. Relative performance was also penalized by less exposure to stocks in Australia and New Zealand, which outperformed the MSCI Pacific Rim ex-Japan Small Company Index, and greater exposure to stocks in Singapore and Hong Kong, which underperformed the Index.

     Note: The Pacific Rim Small Company Series was renamed the Asia Pacific Small Company Series in September, 2005. The Series' investment objective has not changed.

THE UNITED KINGDOM SMALL COMPANY SERIES

     The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 592 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, U.K. small company stocks outperformed U.K. large company stocks. Total returns were 7.72% for the MSCI United Kingdom Index (net dividends), 12.50% for the MSCI UK Small Company Index (price-only) and 12.88% for The United Kingdom Small Company Series.

THE CONTINENTAL SMALL COMPANY SERIES

     The Continental Small Company Series seeks to capture the returns of small company stocks in developed markets of continental Europe. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 1,487 stocks in 15 countries. Country allocations reflect the approximate weights of individual countries within a universe of continental European small company stocks constructed by the Advisor, and do not represent a forecast of future performance. The Series was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, European small company stocks outperformed large company stocks. Total returns were 11.53% for the MSCI Europe ex-United Kingdom Index (net dividends), 18.31% for the MSCI Europe ex-U.K Small Cap Index (price only), and 18.97% for The Continental Small Company Series. Relative to the MSCI Europe ex-UK Small Cap Index, Series outperformance was primarily due to different security weights among stocks with market capitalization in excess of $1 billion. Among stocks with these size characteristics, total returns were 21.29% for Series holdings compared to 17.34% for constituents of the Index.

THE EMERGING MARKETS SERIES

     The Emerging Markets Series seeks to capture the returns of large company stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 543 stocks in 17 countries. The Series was fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     Target country weights in the Series are determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit potential risks associated with individual countries. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. As a result of the Series' diversified approach, performance was determined principally by broad structural trends in emerging market country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, emerging markets outperformed developed country stocks. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 33.12% for the MSCI Emerging Markets Index (gross dividends), and 31.23% for The Emerging Markets Series. Relative to the MSCI Emerging Markets Index, underperformance of the Series was primarily due to greater exposure to mid and small cap stocks. Stocks with market capitalizations of $10 billion or less underperformed the Index, and average weight allocated to this range was 70% of the Series compared to 51% for the Index.

THE EMERGING MARKETS SMALL CAP SERIES

     The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 1,540 stocks in 16 countries. Target country weights in the Series are determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit potential risks associated with individual countries. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. The Series essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in emerging market country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, emerging markets small company stocks outperformed developed country stocks, but trailed core emerging markets strategies. Total return were 13.27% for the MSCI EAFE Index (net dividends), 33.12% for the MSCI Emerging Markets Index (gross dividends), and 24.85% for The Emerging Markets Small Cap Series. Relative to the MSCI Emerging Markets Index (gross dividends), underperformance of the Series was primarily due to greater exposure to small company stocks. Emerging markets stocks with market capitalizations under $500 million underperformed the MSCI Emerging Markets Index and average weight allocated to this range was 50% for the Series compared to 1% for the Index.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2005

     For the year ended November 30, 2005, short-term interest rates rose while longer-term rates were generally little changed. The Federal Reserve continued its orderly campaign of credit tightening, raising the target rate for federal funds eight times over the last twelve months from 2.00% to 4.00% by November 30, 2005. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, rose 201 basis points during the year ended November 30, 2005, while the yield on 10-year U.S. Treasury notes rose only 14 basis points. The shape of the yield curve flattened during the year under review but it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                                          11/30/04         11/30/05           CHANGE
                                                          --------         --------           ------
Three-month LIBOR                                             2.41%            4.42%            83.4%
10-Year U.S. Treasury note yield                              4.36%            4.50%             3.2%

----------
Source: The Wall Street Journal; Libor data provided by British Bankers' Association.

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result, total return for fixed income strategies was primarily a function of maturity. The pattern of returns was "u-shaped," with lower returns for five-year instruments than for three month or longer-term instruments. For the year ended November 30, 2005, total returns were 2.95% for three-month U.S. Treasury bills, 1.41% for five-year U.S. Treasury notes and 7.63% for long-term U.S. government bonds.

----------
Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved. SBBI, Ibbotson & Sinquefield

     The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. Throughout much of the period under review, weighted average maturities of the Series were positioned toward the longer end of their respective maturity ranges, reflecting upwardly-sloping yield curves in both U.S. and major international bond markets. As curves began to flatten toward the end of the year, average maturities for the Series were shortened.

FIXED INCOME SERIES PERFORMANCE OVERVIEW

THE DFA ONE-YEAR FIXED INCOME SERIES

     The DFA One-Year Fixed Income Series seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented.

     The Series essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of the Series' assets. The average maturity of the Series shortened significantly during the year under review, from 346 days on November 30, 2004, to 304 days, on November 30, 2005. For the year ended November 30, 2005, total returns were 2.32% for The DFA One-Year Fixed Income Series, 2.95% for the Three-Month U.S. Treasury Bill Index, 2.88% for the for the Six-Month U.S. Treasury Index and 2.10% for the One-Year U.S. Treasury Index. The Series underperformed the Six-Month U.S. Treasury Index due to its longer duration than the Index. For the year ended November 30, 2005, the average duration of The One-Year Fixed Income Series was 0.81 years compared to 0.47 years for the Six-Month U.S. Treasury Index. Relative to the One-Year U.S. Treasury Index, superior performance of the Series was primarily due to greater exposure to corporate and U.S. government agency instruments.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

     The DFA Two-Year Global Fixed Income Series seeks to maximize risk-adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments, maturing in two years or less. Eligible countries include, but are not limited to, the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk adjusted expected returns. Maturities are shifted if premiums can be documented.

     The average maturity of the Series was shortened considerably from 1.52 years on November 30, 2004 to 1.04 years on November 30, 2005. The Series essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of the Series' assets. For the year ended November 30, 2005, total returns were 1.92% for The DFA Two-Year Global Fixed Income Series and 1.61% for the Merrill Lynch 1-3 Year Government/Corporate Index. Relative to the Merrill Lynch 1-3 Year Government/Corporate Index, superior performance of the Series was primarily due to differences in duration. The duration of the Series was shortened by 33 percent to 1.01 years while the duration of the Index fluctuated around 1.7 years.

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLES

                                           BEGINNING         ENDING                         EXPENSES
                                            ACCOUNT          ACCOUNT        ANNUALIZED        PAID
                                             VALUE            VALUE          EXPENSE         DURING
                                           06/01/05         11/30/05          RATIO          PERIOD*
                                         ------------      ------------     ----------      --------
THE U.S. LARGE COMPANY SERIES
Actual Fund Return                       $   1,000.00      $   1,059.30           0.05%     $   0.26
Hypothetical 5% Annual Return            $   1,000.00      $   1,024.82           0.05%     $   0.25

THE ENHANCED U.S. LARGE COMPANY SERIES
Actual Fund Return                       $   1,000.00      $   1,050.30           0.17%     $   0.87
Hypothetical 5% Annual Return            $   1,000.00      $   1,024.22           0.17%     $   0.86

                                                BEGINNING         ENDING                              EXPENSES
                                                 ACCOUNT          ACCOUNT         ANNUALIZED            PAID
                                                  VALUE            VALUE           EXPENSE             DURING
                                                06/01/05         11/30/05           RATIO              PERIOD*
                                              ------------      ------------      ----------         -----------
THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return                            $   1,000.00      $   1,092.40            0.14%        $      0.73
Hypothetical 5% Annual Return                 $   1,000.00      $   1,024.37            0.14%        $      0.71

THE U.S. SMALL XM VALUE SERIES
Actual Fund Return                            $   1,000.00      $   1,112.00            0.15%        $      0.79
Hypothetical 5% Annual Return                 $   1,000.00      $   1,024.32            0.15%        $      0.76

THE U.S. SMALL CAP VALUE SERIES
Actual Fund Return                            $   1,000.00      $   1,120.80            0.24%        $      1.28
Hypothetical 5% Annual Return                 $   1,000.00      $   1,023.87            0.24%        $      1.22

THE U.S. SMALL CAP SERIES
Actual Fund Return                            $   1,000.00      $   1,120.00            0.07%        $      0.37
Hypothetical 5% Annual Return                 $   1,000.00      $   1,024.72            0.07%        $      0.36

THE U.S. MICRO CAP SERIES
Actual Fund Return                            $   1,000.00      $   1,136.10            0.14%        $      0.75
Hypothetical 5% Annual Return                 $   1,000.00      $   1,024.37            0.14%        $      0.71

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return                            $   1,000.00      $   1,130.00            0.26%        $      1.39
Hypothetical 5% Annual Return                 $   1,000.00      $   1,023.76            0.26%        $      1.32

THE JAPANESE SMALL COMPANY SERIES
Actual Fund Return                            $   1,000.00      $   1,202.70            0.21%        $      1.16
Hypothetical 5% Annual Return                 $   1,000.00      $   1,024.02            0.21%        $      1.07

THE ASIA PACIFIC SMALL COMPANY SERIES
Actual Fund Return                            $   1,000.00      $   1,112.10            0.26%        $      1.38
Hypothetical 5% Annual Return                 $   1,000.00      $   1,023.76            0.26%        $      1.32

THE UNITED KINGDOM SMALL COMPANY SERIES
Actual Fund Return                            $   1,000.00      $   1,100.60            0.22%        $      1.16
Hypothetical 5% Annual Return                 $   1,000.00      $   1,023.97            0.22%        $      1.12

THE CONTINENTAL SMALL COMPANY SERIES
Actual Fund Return                            $   1,000.00      $   1,103.60            0.23%        $      1.21
Hypothetical 5% Annual Return                 $   1,000.00      $   1,023.92            0.23%        $      1.17

THE EMERGING MARKETS SERIES
Actual Fund Return                            $   1,000.00      $   1,214.10            0.27%        $      1.50
Hypothetical 5% Annual Return                 $   1,000.00      $   1,023.71            0.27%        $      1.37

THE EMERGING MARKETS SMALL CAP SERIES
Actual Fund Return                            $   1,000.00      $   1,184.70            0.49%        $      2.68
Hypothetical 5% Annual Return                 $   1,000.00      $   1,022.61            0.49%        $      2.48

                                                BEGINNING         ENDING                              EXPENSES
                                                 ACCOUNT          ACCOUNT         ANNUALIZED            PAID
                                                  VALUE            VALUE           EXPENSE             DURING
                                                06/01/05         11/30/05           RATIO              PERIOD*
                                              ------------      ------------      ----------         -----------
THE DFA ONE-YEAR FIXED INCOME SERIES
Actual Fund Return                            $   1,000.00      $   1,011.60            0.08%        $      0.40
Hypothetical 5% Annual Return                 $   1,000.00      $   1,024.67            0.08%        $      0.41

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
Actual Fund Return                            $   1,000.00      $   1,009.60            0.10%        $      0.50
Hypothetical 5% Annual Return                 $   1,000.00      $   1,024.57            0.10%        $      0.51

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period.

                        THE DFA INVESTMENT TRUST COMPANY

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

THE U.S. LARGE COMPANY SERIES
Financials                                                                  20.2%
Information Technology                                                      15.6
Health Care                                                                 12.8
Industrials                                                                 10.8
Consumer Discretionary                                                      10.6
Consumer Staples                                                             9.6
Energy                                                                       8.3
Utilities                                                                    3.3
Telecommunication Services                                                   3.1
Materials                                                                    3.0
Other                                                                        1.9
REITS                                                                        0.8
                                                                           -----
                                                                           100.0%
                                                                           =====

THE ENHANCED U.S. LARGE COMPANY SERIES
Foreign Government                                                          39.7%
Government                                                                  17.8
Foreign Corporate                                                           15.7
Supranational                                                               14.3
Corporate                                                                   12.5
                                                                           -----
                                                                           100.0%
                                                                           =====

THE U.S. LARGE CAP VALUE SERIES
Financials                                                                  31.9%
Consumer Discretionary                                                      24.7
Industrials                                                                  9.8
Energy                                                                       7.6
Telecommunication Services                                                   6.3
Information Technology                                                       6.1
Materials                                                                    5.8
Consumer Staples                                                             3.9
Health Care                                                                  3.5
Utilities                                                                    0.4
                                                                           -----
                                                                           100.0%
                                                                           =====

THE U.S. SMALL XM VALUE SERIES
Financials                                                                  20.8%
Industrials                                                                 19.3
Consumer Discretionary                                                      19.0
Information Technology                                                      15.3
Materials                                                                   10.7
Energy                                                                       6.9
Consumer Staples                                                             3.9
Health Care                                                                  2.7
Utilities                                                                    0.7
Telecommunication Services                                                   0.7
                                                                           -----
                                                                           100.0%
                                                                           =====

THE U.S. SMALL CAP VALUE SERIES
Consumer Discretionary                                                      22.6%
Industrials                                                                 19.5
Financials                                                                  15.2
Information Technology                                                      13.9
Materials                                                                   10.3
Energy                                                                       7.8
Health Care                                                                  5.0
Consumer Staples                                                             4.2
Telecommunication Services                                                   1.1
Utilities                                                                    0.4
                                                                           -----
                                                                           100.0%
                                                                           =====

THE U.S. SMALL CAP SERIES
Information Technology                                                      21.3%
Consumer Discretionary                                                      16.7
Industrials                                                                 16.4
Health Care                                                                 13.9
Financials                                                                  13.4
Energy                                                                       6.0
Materials                                                                    5.2
Consumer Staples                                                             3.4
Utilities                                                                    2.4
Telecommunication Services                                                   1.3
                                                                           -----
                                                                           100.0%
                                                                           =====

THE U.S. MICRO CAP SERIES
Information Technology                                                      23.0%
Health Care                                                                 17.1
Consumer Discretionary                                                      16.4
Industrials                                                                 15.9
Financials                                                                  12.6
Energy                                                                       5.0
Materials                                                                    3.8
Consumer Staples                                                             3.4
Utilities                                                                    1.5
Telecommunication Services                                                   1.3
                                                                           -----
                                                                           100.0%
                                                                           =====

THE DFA INTERNATIONAL VALUE SERIES
Financials                                                                  38.2%
Consumer Discretionary                                                      18.4
Materials                                                                   11.4
Industrials                                                                 11.1
Telecommunication Services                                                   6.6
Consumer Staples                                                             4.0
Utilities                                                                    3.4
Energy                                                                       2.9
Information Technology                                                       2.3
Other                                                                        1.0
Health Care                                                                  0.7
                                                                           -----
                                                                           100.0%
                                                                           =====

THE JAPANESE SMALL COMPANY SERIES
Industrials                                                                 29.0%
Consumer Discretionary                                                      22.2
Information Technology                                                      12.2
Materials                                                                   10.7
Financials                                                                  10.6
Consumer Staples                                                             9.3
Health Care                                                                  4.0
Energy                                                                       1.1
Utilities                                                                    0.6
Other                                                                        0.2
Telecommunication Services                                                   0.1
                                                                           -----
                                                                           100.0%
                                                                           =====

THE ASIA PACIFIC SMALL COMPANY SERIES
Consumer Discretionary                                                      22.2%
Industrials                                                                 19.2
Financials                                                                  15.4
Materials                                                                   13.2
Information Technology                                                       7.2
Health Care                                                                  6.9
Energy                                                                       6.8
Consumer Staples                                                             5.6
Utilities                                                                    1.8
Telecommunication Services                                                   1.1
Other                                                                        0.6
                                                                           -----
                                                                           100.0%
                                                                           =====

THE UNITED KINGDOM SMALL COMPANY SERIES
Industrials                                                                 28.5%
Consumer Discretionary                                                      19.9
Financials                                                                  15.3
Health Care                                                                 11.9
Information Technology                                                       8.8
Energy                                                                       5.9
Consumer Staples                                                             5.0
Materials                                                                    3.4
Telecommunication Services                                                   0.9
Utilities                                                                    0.3
Other                                                                        0.1
                                                                           -----
                                                                           100.0%
                                                                           =====

THE CONTINENTAL SMALL COMPANY SERIES
Industrials                                                                 25.7%
Financials                                                                  17.6
Consumer Discretionary                                                      16.8
Information Technology                                                      10.9
Health Care                                                                  7.8
Materials                                                                    7.8
Consumer Staples                                                             6.9
Energy                                                                       3.7
Utilities                                                                    1.9
Telecommunication Services                                                   0.6
Other                                                                        0.3
                                                                           -----
                                                                           100.0%
                                                                           =====

THE EMERGING MARKETS SERIES
Financials                                                                  23.7%
Telecommunication Services                                                  15.4
Materials                                                                   15.0
Information Technology                                                      11.6
Consumer Staples                                                             9.5
Industrials                                                                  7.2
Consumer Discretionary                                                       6.7
Energy                                                                       4.2
Utilities                                                                    4.1
Health Care                                                                  2.3
Other                                                                        0.3
                                                                           -----
                                                                           100.0%
                                                                           =====

THE EMERGING MARKETS SMALL CAP SERIES
Materials                                                                   18.7%
Consumer Discretionary                                                      17.4
Industrials                                                                 14.8
Financials                                                                  12.3
Consumer Staples                                                            11.8
Information Technology                                                       9.5
Other                                                                        4.9
Health Care                                                                  3.8
Telecommunication Services                                                   3.1
Utilities                                                                    2.8
Energy                                                                       0.9
                                                                           -----
                                                                           100.0%
                                                                           =====

THE DFA ONE-YEAR FIXED INCOME SERIES
Government                                                                  31.7%
Foreign Government                                                          25.9
Corporate                                                                   15.1
Supranational                                                               14.6
Foreign Corporate                                                           12.7
                                                                           -----
                                                                           100.0%
                                                                           =====

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
Foreign Government                                                          34.9%
Government                                                                  19.2
Foreign Corporate                                                           18.6
Supranational                                                               14.2
Corporate                                                                   13.1
                                                                           -----
                                                                           100.0%
                                                                           =====

                          THE U.S. LARGE COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (87.0%)
Financials -- (18.4%)
  American Express Co.                                                 456,700   $    23,483,514                0.6%
 #American International Group, Inc.                                   955,100        64,125,414                1.5%
 #Bank of America Corp.                                              1,478,800        67,862,132                1.6%
  Citigroup, Inc.                                                    1,902,800        92,380,940                2.2%
  JPMorgan Chase & Co.                                               1,292,900        49,453,425                1.2%
 #Merrill Lynch & Co., Inc.                                            340,900        22,642,578                0.5%
  Morgan Stanley                                                       399,700        22,395,191                0.5%
  The Goldman Sachs Group, Inc.                                        171,100        22,065,056                0.5%
  U.S. Bancorp                                                         672,700        20,369,356                0.5%
 #Wachovia Corp.                                                       580,500        30,998,700                0.7%
 #Wells Fargo & Co.                                                    621,300        39,048,705                0.9%
##Other Securities                                                                   425,177,155               10.1%
                                                                                 ---------------    ---------------
Total Financials                                                                     880,002,166               20.8%
                                                                                 ---------------    ---------------
Information Technology -- (13.6%)
 *Apple Computer, Inc.                                                 305,400        20,712,228                0.5%
 *Cisco Sytems, Inc.                                                 2,352,100        41,255,834                1.0%
*#Dell, Inc.                                                           882,400        26,613,184                0.6%
  Hewlett-Packard Co.                                                1,054,400        31,284,048                0.7%
  Intel Corp.                                                        2,242,500        59,829,900                1.4%
  International Business Machines Corp.                                587,300        52,210,970                1.2%
  Microsoft Corp.                                                    3,390,800        93,959,068                2.2%
  Motorola, Inc.                                                       908,700        21,890,583                0.5%
  Qualcomm, Inc.                                                       600,100        27,286,547                0.7%
##Other Securities                                                                   272,270,443                6.5%
                                                                                 ---------------    ---------------
Total Information Technology                                                         647,312,805               15.3%
                                                                                 ---------------    ---------------
Health Care -- (11.1%)
  Abbott Laboratories                                                  572,100        21,573,891                0.5%
 *Amgen, Inc.                                                          454,100        36,750,313                0.9%
 #Eli Lilly & Co.                                                      417,300        21,073,650                0.5%
 #Johnson & Johnson                                                  1,094,800        67,603,900                1.6%
  Medtronic, Inc.                                                      445,700        24,767,549                0.6%
 #Merck & Co., Inc.                                                    808,100        23,758,140                0.6%
  Pfizer, Inc.                                                       2,712,700        57,509,240                1.4%
  UnitedHealth Group, Inc.                                             464,900        27,828,914                0.7%
  Wyeth                                                                493,600        20,514,016                0.5%
##Other Securities                                                                   229,724,829                5.2%
                                                                                 ---------------    ---------------
Total Health Care                                                                    531,104,442               12.5%
                                                                                 ---------------    ---------------
Industrials -- (9.9%)
  3M Co.                                                               281,600        22,099,968                0.5%
  Boeing Co.                                                           302,000        20,593,380                0.5%
  General Electric Co.                                               3,901,600       139,365,152                3.3%
 #Tyco International, Ltd.                                             744,900        21,244,548                0.5%
 #United Parcel Service, Inc.                                          407,500        31,744,250                0.7%
  United Technologies Corp.                                            377,200        20,308,448                0.5%
##Other Securities                                                                   216,492,746                5.1%
                                                                                 ---------------    ---------------
Total Industrials                                                                    471,848,492               11.1%
                                                                                 ---------------    ---------------
Consumer Discretionary -- (9.4%)
*#Comcast Corp. Class A                                                808,200        21,336,480                0.5%
  Home Depot, Inc.                                                     787,700        32,910,106                0.8%
  Time Warner, Inc.                                                  1,727,700        31,064,046                0.7%
##Other Securities                                                                   362,683,579                8.6%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                         447,994,211               10.6%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
Consumer Staples -- (8.3%)
  Altria Group, Inc.                                                   763,800   $    55,597,002                1.3%
  Coca-Cola Co.                                                        764,200        32,623,698                0.8%
  PepsiCo, Inc.                                                        614,600        36,384,320                0.9%
 #Procter & Gamble Co.                                               1,264,327        72,306,861                1.7%
 #Wal-Mart Stores, Inc.                                                919,200        44,636,352                1.1%
##Other Securities                                                                   154,928,713                3.5%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                               396,476,946                9.3%
                                                                                 ---------------    ---------------
Energy -- (8.1%)
  Chevron Corp.                                                        828,800        47,498,528                1.1%
 #ConocoPhillips                                                       512,300        30,999,273                0.7%
 #Exxon Mobil Corp.                                                  2,320,600       134,664,418                3.2%
 #Schlumberger, Ltd.                                                   216,500        20,725,545                0.5%
##Other Securities                                                                   151,088,459                3.6%
                                                                                 ---------------    ---------------
Total Energy                                                                         384,976,223                9.1%
                                                                                 ---------------    ---------------
Utilities -- (2.9%)
##Total Utilities                                                                    138,115,863                3.3%
                                                                                 ---------------    ---------------
Telecommunication Services -- (2.7%)
*#AT&T, Inc.                                                         1,446,084        36,021,952                0.9%
 #Sprint Nextel Corp.                                                1,079,500        27,030,680                0.6%
 #Verizon Communications, Inc.                                       1,017,700        32,546,046                0.8%
##Other Securities                                                                    33,945,366                0.8%
                                                                                 ---------------    ---------------
Total Telecommunication Services                                                     129,544,044                3.1%
                                                                                 ---------------    ---------------
Materials -- (2.6%)
##Total Materials                                                                    125,149,162                2.9%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                4,152,524,354               98.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (13.0%)
^^ Repurchase Agreement, Merrill Lynch Triparty
     Repo 3.95%, 12/01/05 (Collateralized by $555,340,000
     U.S. Treasury Note 4.50%, 11/15/10, valued at
     $558,763,488) to be repurchased at $547,864,300           $       547,804       547,804,194               12.9%
   Repurchase Agreement, PNC Capital Markets, Inc.
     3.88%, 12/01/05 (Collateralized by $76,285,000 FHLMC
     4.00%, 09/22/09, valued at $74,759,300) to be
     repurchased at $73,661,938                                         73,654        73,654,000                1.7%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     621,458,194               14.6%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,688,324,717)                                                         $ 4,773,982,548              112.6%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                                    FACE
                                                                   AMOUNT^           VALUE+
                                                               ---------------   ---------------
                                                                    (000)
UNITED STATES -- (52.8%)
COMMERCIAL PAPER -- (22.5%)
Ciesco L.P.
    3.940%, 12/06/05                                                     1,500   $     1,499,154
    3.950%, 12/08/05                                                     7,000         6,994,473
Ixis Commercial Paper
    4.320%, 07/06/06                                                     8,500         8,268,310
Nestle Capital Corp.
    4.080%, 12/28/05                                                     5,500         5,482,910
Queensland Treasury Corp.
    4.280%, 07/12/06                                                     8,500         8,261,799
Sheffield Receivables Corp.
    4.140%, 01/03/06                                                     8,000         7,969,038
Societte Generale N A
    4.490%, 08/11/06                                                     8,500         8,220,758
Total Capital SA
    4.030%, 12/01/05                                                     8,500         8,500,000
UBS Finance Delaware, Inc.
    4.270%, 07/17/06                                                     8,600         8,353,484
Windmill Funding Corp.
    4.030%, 12/01/05                                                     4,000         4,000,000
    3.910%, 12/06/05                                                     2,800         2,798,417
                                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                                70,348,343
                                                                                 ---------------
AGENCY OBLIGATIONS -- (18.0%)
Federal Farm Credit Bank
    2.600%, 09/07/06                                                     3,800         3,742,555
    2.550%, 02/27/07                                                     5,000         4,866,650
Federal Home Loan Bank
    2.625%, 10/16/06                                                    11,000        10,810,811
    3.375%, 02/23/07                                                     3,500         3,445,564
Federal Home Loan Mortgage
Corporation
    4.020%, 01/09/06                                                    16,000        15,928,928
  @ 4.625%, 02/15/07                                                     2,000         2,408,857
Federal National Mortgage Association
    4.375%, 10/15/06                                                     3,000         2,994,921
    2.625%, 11/15/06                                                     3,000         2,943,273
    2.375%, 02/15/07                                                     9,200         8,951,370
                                                                                 ---------------
TOTAL AGENCY OBLIGATIONS                                                              56,092,929
                                                                                 ---------------
BONDS -- (12.3%)
Citigroup, Inc.
    5.750%, 05/10/06                                                       895           899,226
    5.500%, 08/09/06                                                     2,600         2,613,853
General Electric Capital Corp.
    2.970%, 07/26/06                                                     5,000         4,948,420
KFW International Finance, Inc.
    5.250%, 06/28/06                                                     7,669         7,689,952
Landesbank Baden-Wuerttemberg
    4.150%, 03/30/07                                                     6,500         6,420,557
Toyota Motor Credit Corp.
    2.900%, 07/14/06                                                     5,000         4,948,180
Wal-Mart Stores, Inc.
    5.450%, 08/01/06                                                     5,000         5,026,435
Wells Fargo & Co.
    5.900%, 05/21/06                                                     5,800   $     5,829,400
                                                                                 ---------------
TOTAL BONDS                                                                           38,376,023
                                                                                 ---------------
TOTAL -- UNITED STATES                                                               164,817,295
                                                                                 ---------------
CANADA -- (15.5%)
BONDS -- (15.5%)
British Columbia, Province of
(A) 4.625%, 10/03/06                                                     8,000         7,998,240
Canada Housing Trust
    5.100%, 09/15/07                                                     7,000         6,127,887
Canada Government of
    3.000%, 06/01/07                                                    10,000         8,477,350
General Electric Capital Canada, Inc.
    5.300%, 07/24/07                                                    10,000         8,749,668
Manitoba, Province of
(A) 4.250%, 11/20/06                                                     8,300         8,268,153
Ontario, Province of
(A) 2.650%, 12/15/06                                                     1,000           980,027
    5.200%, 03/08/07                                                     9,000         7,839,060
                                                                                 ---------------
TOTAL -- CANADA                                                                       48,440,385
                                                                                 ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (10.4%)
BONDS -- (10.4%)
Asian Development Bank
    4.875%, 02/05/07                                                     7,000         7,015,750
European Bank For
Reconstruction & Development
    5.375%, 06/15/06                                                     2,000         2,007,294
European Investment Bank
  @ 2.625%, 10/15/07                                                     6,300         7,410,110
Inter-American Development Bank
    6.625%, 03/07/07                                                     2,400         2,456,539
International Finance Corp.
    5.250%, 05/02/06                                                     7,500         7,514,880
World Bank (International Bank for Reconstruction & Development)
    4.375%, 09/28/06                                                     6,000         5,995,176
                                                                                 ---------------
TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS                                       32,399,749
                                                                                 ---------------
GERMANY -- (5.3%)
BONDS -- (5.3%)
Landesbank Hessen-Thuringen
  Girozentrale
^^^ 4.000%, 06/04/07                                                     5,000         4,283,367
Landeskreditbank
  Baden-Wuerttemberg-Foerderbank
(A) 4.875%, 01/30/07                                                     5,000         5,007,220
Landwirtschaft Rentenbank
(A) 4.500%, 10/23/06                                                     6,300         6,291,136
(A) 4.875%, 03/12/07                                                     1,000         1,001,415
                                                                                 ---------------
TOTAL -- GERMANY                                                                      16,583,138
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT^                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
SWEDEN -- (3.5%)
BONDS -- (3.5%)
Swedish Export Credit Corp.
(A) 2.875%, 01/26/07                                                     7,100   $     6,953,577
Swedish Government
    8.000%, 08/15/07                                                    30,000         4,054,340
                                                                                 ---------------
TOTAL -- SWEDEN                                                                       11,007,917
                                                                                 ---------------
NETHERLANDS -- (2.6%)
BONDS -- (2.6%)
Bank Nederlandse Gemeenten
(A) 4.500%, 12/14/06                                                     3,300         3,293,707
@   2.875%, 05/15/07                                                     4,000         4,722,677
                                                                                 ---------------
TOTAL -- NETHERLANDS                                                                   8,016,384
                                                                                 ---------------
AUSTRIA -- (2.2%)
BONDS -- (2.2%)
Oesterreichische Kontrollbank AG
(A) 5.125%, 03/20/07                                                     7,000         7,049,973
                                                                                 ---------------
SPAIN -- (2.2%)
BONDS -- (2.2%)
Instituto de Credito Oficial
(A) 4.625%, 11/29/06                                                     6,800         6,780,348
                                                                                 ---------------
DENMARK -- (2.2%)
BONDS -- (2.2%)
Denmark, Kingdom of
(A) 5.125%, 12/28/06                                                     6,700   $     6,738,585
                                                                                 ---------------
NORWAY -- (1.6%)
BONDS -- (1.6%)
Eksportfinans ASA
(A) 5.750%, 06/06/06                                                     5,000         5,027,930
                                                                                 ---------------
UNITED KINGDOM -- (1.4%)
BONDS -- (1.4%)
BP Capital Markets P.L.C.
(A) 2.750%, 12/29/06                                                     4,500         4,400,847
                                                                                 ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
  12/01/05 (Collateralized by $1,043,000 FHLMC Notes 4.00%,
  09/22/09, valued at $1,022,140) to be repurchased at
  $1,007,109                                                             1,007         1,007,000
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $314,053,297)                                                            $   312,269,551
                                                                                 ===============

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (92.0%)
Financials -- (29.4%)
  Allstate Corp.                                                     1,791,600   $   100,508,760                1.7%
  Bear Stearns Companies, Inc.                                         373,770        41,484,732                0.7%
  Chubb Corp.                                                          453,200        43,887,888                0.8%
  CIT Group, Inc.                                                      877,400        43,431,300                0.7%
  Countrywide Financial Corp.                                        2,467,573        85,896,216                1.5%
  Hartford Financial Services Group, Inc.                            1,173,900       102,563,643                1.8%
  JPMorgan Chase & Co.                                               2,244,400        85,848,300                1.5%
  Lincoln National Corp.                                               809,100        42,057,018                0.7%
  Loews Corp.                                                          878,634        84,858,472                1.5%
 #MBIA, Inc.                                                           673,150        41,587,207                0.7%
 #MetLife, Inc.                                                      3,393,398       174,556,393                3.0%
  Principal Financial Group, Inc.                                    1,125,700        57,039,219                1.0%
  Prudential Financial, Inc.                                         1,887,800       146,115,720                2.5%
  The St. Paul Travelers Companies, Inc.                             3,050,909       141,958,796                2.4%
##Other Securities                                                                   659,781,381               11.3%
                                                                                 ---------------    ---------------
Total Financials                                                                   1,851,575,045               31.8%
                                                                                 ---------------    ---------------
Consumer Discretionary -- (22.6%)
#*AutoNation, Inc.                                                   2,057,600        42,633,472                0.7%
 #Clear Channel Communications, Inc.                                 1,942,666        63,253,205                1.1%
 *Comcast Corp. Class A                                              4,351,825       114,888,180                2.0%
  Federated Department Stores, Inc.                                    757,315        48,793,805                0.8%
 #Ford Motor Co.                                                     6,812,600        55,386,438                0.9%
 #General Motors Corp.                                               2,346,800        51,394,920                0.9%
  Horton (D.R.), Inc.                                                1,091,829        38,694,420                0.7%
 *Liberty Media Corp. Class A                                       10,719,900        82,328,832                1.4%
  Penney (J.C.) Co., Inc.                                            1,120,000        58,766,400                1.0%
  Time Warner, Inc.                                                 12,509,580       224,922,248                3.9%
  Tribune Co.                                                        1,207,800        38,613,366                0.7%
  Viacom, Inc. Class B                                               6,264,100       209,220,940                3.6%
##Other Securities                                                                   395,501,220                6.7%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                       1,424,397,446               24.4%
                                                                                 ---------------    ---------------
Industrials -- (9.0%)
  Burlington Northern Santa Fe Corp.                                 1,283,000        84,908,940                1.5%
  CSX Corp.                                                            934,660        45,461,862                0.8%
  Norfolk Southern Corp.                                             1,825,693        80,768,658                1.4%
  Northrop Grumman Corp.                                             1,650,684        94,699,741                1.6%
  Raytheon Co.                                                       1,311,300        50,380,146                0.9%
  Union Pacific Corp.                                                1,175,200        89,949,808                1.5%
##Other Securities                                                                   118,518,782                2.0%
                                                                                 ---------------    ---------------
Total Industrials                                                                    564,687,937                9.7%
                                                                                 ---------------    ---------------
Energy -- (7.0%)
  Amerada Hess Corp.                                                   318,532        39,026,541                0.7%
 #Anadarko Petroleum Corp.                                             898,878        81,447,336                1.4%
 #Kerr-McGee Corp.                                                     458,826        39,665,508                0.7%
  Marathon Oil Corp.                                                 1,131,802        67,104,541                1.1%
  Valero Energy Corp.                                                  588,300        56,594,460                1.0%
##Other Securities                                                                   157,234,731                2.7%
                                                                                 ---------------    ---------------
Total Energy                                                                         441,073,117                7.6%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE+     OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
Telecommunication Services -- (5.8%)
#*AT&T, Inc.                                                         8,333,818   $   207,595,406                3.5%
  Sprint Nextel Corp.                                                1,618,800        40,534,752                0.7%
  Verizon Communications, Inc.                                       2,126,800        68,015,064                1.2%
##Other Securities                                                                    49,734,484                0.9%
                                                                                 ---------------    ---------------
Total Telecommunication Services                                                     365,879,706                6.3%
                                                                                 ---------------    ---------------
Information Technology -- (5.6%)
 *Computer Sciences Corp.                                              742,100        37,275,683                0.6%
  Electronic Data Systems Corp.                                      2,006,400        46,247,520                0.8%
  Hewlett-Packard Co.                                                1,407,700        41,766,459                0.7%
##Other Securities                                                                   226,926,450                3.9%
                                                                                 ---------------    ---------------
Total Information Technology                                                         352,216,112                6.0%
                                                                                 ---------------    ---------------
Materials -- (5.4%)
 #Georgia-Pacific Corp.                                              1,149,042        54,338,196                0.9%
 #International Paper Co.                                            1,215,775        38,333,386                0.7%
  Phelps Dodge Corp.                                                   287,085        38,948,822                0.7%
  Weyerhaeuser Co.                                                   1,062,000        70,421,220                1.2%
##Other Securities                                                                   135,622,240                2.3%
                                                                                 ---------------    ---------------
Total Materials                                                                      337,663,864                5.8%
                                                                                 ---------------    ---------------
Consumer Staples -- (3.6%)
  Archer-Daniels-Midland Co.                                         2,475,260        58,341,878                1.0%
  Coca-Cola Enterprises, Inc.                                        2,048,600        39,374,092                0.7%
##Other Securities                                                                   130,907,014                2.2%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                               228,622,984                3.9%
                                                                                 ---------------    ---------------
Health Care -- (3.2%)
 *Medco Health Solutions, Inc.                                         690,100        37,023,865                0.6%
##Other Securities                                                                   162,888,243                2.8%
                                                                                 ---------------    ---------------
Total Health Care                                                                    199,912,108                3.4%
                                                                                 ---------------    ---------------
Utilities -- (0.4%)
Total Utilities                                                                       24,332,739                0.4%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                5,790,361,058               99.3%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (8.0%)
^^Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%,
    12/01/05 (Collateralized by $416,751,000 U.S. Treasury
    Notes 4.125%, 08/15/08 & 4.50%, 11/15/10, valued at
    $419,275,504) to be repurchased at $411,098,137            $       411,053       411,053,035                7.0%

  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $96,384,000 FHLMC
    Notes 4.00%, 09/22/09, valued at $94,456,320) to be
    repurchased at $93,070,030                                          93,060        93,060,000                1.6%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     504,113,035                8.6%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $5,054,588,912)                                                         $ 6,294,474,093              107.9%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (95.1%)
Financials -- (20.2%)
 *Allegheny Corp.                                                        3,113   $       915,813                0.5%
  Allmerica Financial Corp.                                             24,800           990,760                0.6%
  American Financial Group, Inc.                                        35,800         1,329,970                0.8%
  American National Insurance Co.                                       10,400         1,218,256                0.7%
  AmerUs Group Co.                                                      18,200         1,068,886                0.6%
 #Odyssey Re Holdings Corp.                                             40,320         1,033,805                0.6%
  Ohio Casualty Corp.                                                   29,189           863,994                0.5%
  Reinsurance Group of America, Inc.                                    19,900           940,872                0.5%
  Selective Insurance Group, Inc.                                       19,400         1,085,818                0.6%
  StanCorp Financial Group, Inc.                                        13,000         1,339,520                0.8%
  Wesco Financial Corp.                                                  2,775           996,225                0.6%
##Other Securities                                                                    24,506,806               14.2%
                                                                                 ---------------    ---------------
Total Financials                                                                      36,290,725               21.0%
                                                                                 ---------------    ---------------
Consumer Discretionary -- (18.1%)
  American Greetings Corp. Class A                                      29,900           783,380                0.5%
 *Big Lots, Inc.                                                        80,400           988,116                0.6%
  Borders Group, Inc.                                                   54,200         1,105,138                0.6%
  Burlington Coat Factory Warehouse Corp.                               27,600         1,094,064                0.6%
 *Gaylord Entertainment Co.                                             18,650           806,799                0.5%
  Saks, Inc.                                                            65,000         1,074,450                0.6%
  Service Corp. International                                          143,900         1,181,419                0.7%
  United Auto Group, Inc.                                               27,000           961,740                0.6%
 *Warnaco Group, Inc.                                                   35,752           878,427                0.5%
##Other Securities                                                                    23,613,543               13.6%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                          32,487,076               18.8%
                                                                                 ---------------    ---------------
Industrials -- (17.8%)
  Alexander & Baldwin, Inc.                                             29,156         1,458,383                0.8%
 *Flowserve Corp.                                                       27,500         1,027,400                0.6%
  GATX Corp.                                                            30,800         1,159,312                0.7%
  Hughes Supply, Inc.                                                   30,900         1,197,066                0.7%
 *Kansas City Southern                                                  47,400         1,183,578                0.7%
 *PHH Corp.                                                             29,500           851,370                0.5%
 *Quanta Services, Inc.                                                 64,286           909,647                0.5%
  Ryder System, Inc.                                                    19,300           818,899                0.5%
 *Shaw Group, Inc.                                                      45,900         1,326,051                0.8%
  Timken Co.                                                            47,600         1,474,648                0.9%
 *United Rentals, Inc.                                                  43,700           924,692                0.5%
 *URS Corp.                                                             25,000         1,053,000                0.6%
##Other Securities                                                                    18,587,844               10.7%
                                                                                 ---------------    ---------------
Total Industrials                                                                     31,971,890               18.5%
                                                                                 ---------------    ---------------
Information Technology -- (14.5%)
 *3Com Corp.                                                           251,161           909,203                0.5%
  AVX Corp.                                                             80,500         1,102,850                0.6%
 *Sycamore Networks, Inc.                                              207,882           846,080                0.5%
 *Tech Data Corp.                                                       27,400         1,077,094                0.6%
 *Vishay Intertechnology, Inc.                                          78,800         1,011,004                0.6%
##Other Securities                                                                    21,201,579               12.4%
                                                                                 ---------------    ---------------
Total Information Technology                                                          26,147,810               15.2%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
Materials -- (10.2%)
 #Bowater, Inc.                                                         26,000   $       807,300                0.5%
  Longview Fibre Co.                                                    36,700           780,242                0.4%
  Lubrizol Corp.                                                        36,100         1,523,781                0.9%
  Reliance Steel & Aluminum Co.                                         14,900           961,199                0.6%
  Valhi, Inc.                                                           59,100         1,038,387                0.6%
  Other Securities                                                                    13,141,852                7.6%
                                                                                 ---------------    ---------------
Total Materials                                                                       18,252,761               10.6%
                                                                                 ---------------    ---------------
Energy -- (6.6%)
*#Forest Oil Corp.                                                      42,400         1,899,944                1.1%
 *Houston Exploration Co.                                               17,100           934,686                0.6%
  Overseas Shipholding Group, Inc.                                      18,300           932,568                0.5%
 *Spinnaker Exploration Co.                                             15,800         1,031,266                0.6%
  Tidewater, Inc.                                                       26,600         1,202,320                0.7%
  Other Securities                                                                     5,799,785                3.4%
                                                                                 ---------------    ---------------
Total Energy                                                                          11,800,569                6.9%
                                                                                 ---------------    ---------------
Consumer Staples -- (3.7%)
  Corn Products International, Inc.                                     34,980           778,305                0.5%
 *Performance Food Group Co.                                            33,800           959,920                0.6%
  Seaboard Corp.                                                           540           928,800                0.5%
##Other Securities                                                                     4,077,769                2.3%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                                 6,744,794                3.9%
                                                                                 ---------------    ---------------
Health Care -- (2.6%)
##Total Health Care                                                                    4,688,696                2.7%
                                                                                 ---------------    ---------------
Telecommunication Services -- (0.7%)
Total Telecommunication Services                                                       1,251,296                0.7%
                                                                                 ---------------    ---------------
Utilities -- (0.7%)
Total Utilities                                                                        1,232,124                0.7%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  170,867,741               99.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (4.9%)
^^Repurchase Agreement, Merrill Lynch
    Triparty Repo 3.95%, 12/01/05 (Collateralized by
    $6,090,000 U.S. Treasury Note 4.50%, 11/15/10, valued at
    $6,127,543) to be repurchased at $6,003,256                $         6,003         6,002,597                3.4%

  Repurchase Agreemment, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $2,836,000 FHLMC Notes
    4.00%, 09/22/09, valued at $2,779,280) to be repurchased
    at $2,738,295                                                        2,738         2,738,000                1.6%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                       8,740,597                5.0%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $163,839,689)                                                            $   179,608,338              104.0%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL CAP VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (94.4%)
Consumer Discretionary -- (21.3%)
 #American Axle & Manufacturing Holdings, Inc.                       1,779,200   $    37,825,792                0.5%
  Burlington Coat Factory Warehouse Corp.                            1,402,001        55,575,320                0.7%
 *Charming Shoppes, Inc.                                             3,445,865        40,488,914                0.5%
  Furniture Brands International, Inc.                               1,728,636        34,486,288                0.5%
 *Gaylord Entertainment Co.                                          1,185,385        51,279,755                0.7%
 *Linens 'n Things, Inc.                                             1,474,475        37,761,305                0.5%
 *Payless ShoeSource, Inc.                                           1,735,400        39,653,890                0.5%
  United Auto Group, Inc.                                            1,511,200        53,828,944                0.7%
##Other Securities                                                                 1,328,294,576               17.7%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                       1,679,194,784               22.3%
                                                                                 ---------------    ---------------
Industrials -- (18.4%)
 *Alaska Air Group, Inc.                                               997,800        35,082,648                0.5%
  Applied Industrial Technologies, Inc.                              1,046,700        33,442,065                0.5%
 *Continental Airlines, Inc.                                         2,103,900        32,757,723                0.4%
 *Dollar Thrifty Automotive Group, Inc.                                882,400        33,090,000                0.4%
 *EMCOR Group, Inc.                                                    459,319        32,496,819                0.4%
 *Esterline Technologies Corp.                                         828,793        34,071,680                0.5%
 *Flowserve Corp.                                                    1,636,728        61,148,158                0.8%
  GATX Corp.                                                         1,421,900        53,520,316                0.7%
 *Kansas City Southern                                               2,099,700        52,429,509                0.7%
*#Quanta Services, Inc.                                              3,996,526        56,550,843                0.8%
  Regal-Beloit Corp.                                                   970,083        34,234,229                0.5%
 *Shaw Group, Inc.                                                   1,927,698        55,691,195                0.8%
  Trinity Industries, Inc.                                           1,423,900        59,291,196                0.8%
 *United Rentals, Inc.                                               1,917,700        40,578,532                0.5%
 *URS Corp.                                                          1,312,867        55,297,958                0.7%
##Other Securities                                                                   784,816,539               10.3%
                                                                                 ---------------    ---------------
Total Industrials                                                                  1,454,499,410               19.3%
                                                                                 ---------------    ---------------
Financials -- (14.3%)
  Commercial Federal Corp.                                           1,318,498        45,409,071                0.6%
  Delphi Financial Group, Inc. Class A                                 935,063        44,303,285                0.6%
 #LandAmerica Financial Group, Inc.                                    632,212        40,935,727                0.6%
  Ohio Casualty Corp.                                                1,903,514        56,344,014                0.8%
  Selective Insurance Group, Inc.                                      950,202        53,182,806                0.7%
 #The Phoenix Companies, Inc.                                        3,130,300        42,572,080                0.6%
  UICI                                                                 896,500        31,933,330                0.4%
  UMB Financial Corp.                                                  679,019        45,073,281                0.6%
##Other Securities                                                                   770,133,510               10.1%
                                                                                 ---------------    ---------------
Total Financials                                                                   1,129,887,104               15.0%
                                                                                 ---------------    ---------------
Information Technology -- (13.1%)
 *Coherent, Inc.                                                     1,032,897        32,629,216                0.4%
 *MPS Group, Inc.                                                    3,603,800        45,299,766                0.6%
##Other Securities                                                                   954,801,520               12.7%
                                                                                 ---------------    ---------------
Total Information Technology                                                       1,032,730,502               13.7%
                                                                                 ---------------    ---------------
Materials -- (9.7%)
  Carpenter Technology Corp.                                           797,762        52,293,299                0.7%
  Longview Fibre Co.                                                 1,748,440        37,171,834                0.5%
 #Reliance Steel & Aluminum Co.                                      1,021,298        65,883,934                0.9%
  Texas Industries, Inc.                                               785,757        39,193,559                0.5%
##Other Securities                                                                   573,949,598                7.6%
                                                                                 ---------------    ---------------
Total Materials                                                                      768,492,224               10.2%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
Energy -- (7.4%)
 *Cimarex Energy Co.                                                   917,285   $    35,691,559                0.5%
 *Hanover Compressor Co.                                             3,024,524        40,891,564                0.5%
 *Houston Exploration Co.                                              638,242        34,886,308                0.5%
 *SEACOR Holdings, Inc.                                                774,633        52,171,533                0.7%
 *Spinnaker Exploration Co.                                          1,180,366        77,042,489                1.0%
 *Stone Energy Corp.                                                   942,611        41,851,928                0.6%
 *Swift Energy Corp.                                                   681,405        31,474,097                0.4%
  Tesoro Petroleum Corp.                                               716,747        39,471,257                0.5%
 *Universal Compression Holdings, Inc.                               1,106,884        44,695,976                0.6%
  USEC, Inc.                                                         2,955,202        32,507,222                0.4%
##Other Securities                                                                   150,003,315                2.0%
                                                                                 ---------------    ---------------
Total Energy                                                                         580,687,248                7.7%
                                                                                 ---------------    ---------------
Health Care -- (4.8%)
  Alpharma, Inc. Class A                                             1,425,400        37,659,068                0.5%
*#Sunrise Senior Living, Inc.                                        1,261,900        42,147,460                0.6%
##Other Securities                                                                   295,801,273                3.9%
                                                                                 ---------------    ---------------
Total Health Care                                                                    375,607,801                5.0%
                                                                                 ---------------    ---------------
Consumer Staples -- (4.0%)
  Longs Drug Stores Corp.                                            1,142,300        48,696,249                0.7%
##Other Securities                                                                   264,652,484                3.5%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                               313,348,733                4.2%
                                                                                 ---------------    ---------------
Telecommunication Services -- (1.0%)
##Total Telecommunication Services                                                    78,696,481                1.1%
                                                                                 ---------------    ---------------
Utilities -- (0.4%)
Total Utilities                                                                       29,131,722                0.4%
                                                                                 ---------------    ---------------
Other -- (0.0%)
Total Other                                                                                  477                0.0%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                7,442,276,486               98.9%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       140,775                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (5.6%)
^^Repurchase Agreement, Merrill Lynch Triparty
    Repo 3.95%, 12/01/05 (Collateralized
    by $352,090,000 U.S. Treasury Note 4.50%,
    11/15/10, valued at $354,260,519)
    to be repurchased at $347,350,203                          $       347,312       347,312,095                4.6%

  Repurchase Agreement, PNC Capital Markets,
    Inc. 3.88%, 12/01/05 (Collateralized
    by $99,037,000 FHLMC Notes 4.00%, 09/22/09,
    valued at $97,056,260) to be repurchased at
    $95,631,306                                                         95,621        95,621,000                1.3%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     442,933,095                5.9%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $6,437,807,814)                                                         $ 7,885,350,356              104.8%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (92.1%)
Information Technology -- (19.6%)
 *aQuantive, Inc.                                                      174,125   $     4,682,221                0.2%
*#EarthLink, Inc.                                                      365,397         4,180,142                0.2%
 *Electronics for Imaging, Inc.                                        148,400         4,144,812                0.2%
  Factset Research Systems, Inc.                                       116,500         4,510,880                0.2%
 *Gartner Group, Inc.                                                  333,300         4,492,884                0.2%
 *Integrated Device Technology, Inc.                                   375,243         4,495,411                0.2%
 *Micros Systems, Inc.                                                  95,104         4,594,474                0.2%
 *Microsemi Corp.                                                      164,038         4,552,055                0.2%
*#Midway Games, Inc.                                                   235,700         5,166,544                0.2%
 *ON Semiconductor Corp.                                               721,260         4,183,308                0.2%
*#Rambus, Inc.                                                         250,824         4,211,335                0.2%
 *ValueClick, Inc.                                                     220,100         4,155,488                0.2%
 *Varian Semiconductor Equipment Associates, Inc.                       97,300         4,283,146                0.2%
##Other Securities                                                                   554,859,675               18.5%
                                                                                 ---------------    ---------------
Total Information Technology                                                         612,512,375               21.1%
                                                                                 ---------------    ---------------
Consumer Discretionary -- (15.3%)
  Burlington Coat Factory Warehouse Corp.                              105,949         4,199,818                0.2%
*#DeVry, Inc.                                                          187,300         4,349,106                0.2%
*#The Men's Wearhouse, Inc.                                            141,000         4,131,300                0.2%
  United Auto Group, Inc.                                              117,100         4,171,102                0.2%
##Other Securities                                                                   460,156,573               15.7%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                         477,007,899               16.5%
                                                                                 ---------------    ---------------
Industrials -- (15.1%)
 *Armor Holdings, Inc.                                                  93,800         4,116,882                0.2%
  Brady Co. Class A                                                    115,200         4,317,696                0.2%
  Clarcor, Inc.                                                        140,700         4,159,092                0.2%
 *Corrections Corporation of America                                   100,100         4,447,443                0.2%
 *EGL, Inc.                                                            136,514         5,070,130                0.2%
  Knight Transportation, Inc.                                          148,653         4,782,167                0.2%
  Lennox International, Inc.                                           162,105         4,733,466                0.2%
  Lincoln Electric Holdings, Inc.                                      104,361         4,258,972                0.2%
 *Quanta Services, Inc.                                                329,900         4,668,085                0.2%
 *Shaw Group, Inc.                                                     177,287         5,121,821                0.2%
  Skywest, Inc.                                                        150,896         4,481,611                0.2%
*#United Rentals, Inc.                                                 203,700         4,310,292                0.2%
  York International Corp.                                              86,283         4,856,870                0.2%
##Other Securities                                                                   413,056,767               13.7%
                                                                                 ---------------    ---------------
Total Industrials                                                                    472,381,294               16.3%
                                                                                 ---------------    ---------------
Health Care -- (12.9%)
 *Alkermes, Inc.                                                       227,125         4,129,132                0.2%
 *Hologic, Inc.                                                         60,100         4,271,307                0.2%
*#ICOS Corp.                                                           151,333         4,311,477                0.2%
 *Sybron Dental Specialties, Inc.                                       96,600         4,225,284                0.2%
 *United Therapeutics Corp.                                             59,658         4,261,371                0.2%
##Other Securities                                                                   380,188,493               12.9%
                                                                                 ---------------    ---------------
Total Health Care                                                                    401,387,064               13.9%
                                                                                 ---------------    ---------------
Financials -- (12.4%)
  Amegy Bancorporation, Inc.                                           178,120         4,253,506                0.2%
  Corus Bankshares, Inc.                                                72,744         4,275,892                0.2%
 *Investment Technology Group, Inc.                                    110,100         4,281,789                0.2%
  Pacific Capital Bancorp                                              120,147         4,483,886                0.2%
  Selective Insurance Group, Inc.                                       74,261         4,156,388                0.2%
##Other Securities                                                                   365,870,166               12.4%
                                                                                 ---------------    ---------------
Total Financials                                                                     387,321,627               13.4%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
Energy -- (5.5%)
*#Maverick Tube Corp.                                                  112,300   $     4,273,015                0.2%
 *Oil States International, Inc.                                       125,931         4,289,210                0.2%
 *Spinnaker Exploration Co.                                             85,890         5,606,040                0.2%
 *Superior Energy Services, Inc.                                       193,000         4,201,610                0.2%
##Other Securities                                                                   153,509,430                5.1%
                                                                                 ---------------    ---------------
Total Energy                                                                         171,879,305                5.9%
                                                                                 ---------------    ---------------
Materials -- (4.8%)
  Carpenter Technology Corp.                                            65,900         4,319,745                0.2%
  Chemtura Corp.                                                       504,640         6,080,912                0.2%
  Reliance Steel & Aluminum Co.                                         80,457         5,190,281                0.2%
*#Titanium Metals Corp.                                                 78,200         4,938,330                0.2%
##Other Securities                                                                   130,262,933                4.4%
                                                                                 ---------------    ---------------
Total Materials                                                                      150,792,201                5.2%
                                                                                 ---------------    ---------------
Consumer Staples -- (3.1%)
  Flowers Foods, Inc.                                                  163,437         4,236,287                0.2%
##Other Securities                                                                    93,582,049                3.2%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                                97,818,336                3.4%
                                                                                 ---------------    ---------------
Utilities -- (2.2%)
##Total Utilities                                                                     68,674,142                2.4%
                                                                                 ---------------    ---------------
Telecommunication Services -- (1.2%)
 *SBA Communications Corp.                                             223,013         4,112,360                0.2%
##Other Securities                                                                    34,040,389                1.1%
                                                                                 ---------------    ---------------
Total Telecommunication Services                                                      38,152,749                1.3%
                                                                                 ---------------    ---------------
Other -- (0.0%)
##Total Other                                                                              6,017                0.0%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                2,877,933,009               99.4%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        11,428                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (7.9%)
^^Repurchase Agreement, Merrill Lynch
    Triparty Repo 3.95%, 12/01/05 (Collateralized by
    $235,725,000 U.S. Treasury Note 4.50%, 11/15/10,
    valued at $237,178,167) to be repurchased at
    $232,550,753                                               $       232,525       232,525,240                8.0%

  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by
    $16,422,000 FHLMC Notes 4.00%, 09/22/09, valued
    at $16,093,560) to be repurchased at $15,856,709                    15,855        15,855,000                0.6%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     248,380,240                8.6%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,747,659,877)                                                         $ 3,126,324,677              108.0%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                            THE U.S. MICRO CAP SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (91.6%)
Information Technology -- (21.2%)
  Black Box Corp.                                                      133,230   $     6,223,173                0.2%
 *Brightpoint, Inc.                                                    219,693         6,182,161                0.2%
 *Brooks Automation, Inc.                                              516,628         6,643,836                0.2%
 *Genesis Microchip, Inc.                                              264,381         5,922,134                0.2%
  Gevity HR, Inc.                                                      213,668         6,053,214                0.2%
  MTS Systems Corp.                                                    188,648         6,653,615                0.2%
 *Nuance Communications, Inc.                                        1,049,957         6,530,733                0.2%
 *Plexus Corp.                                                         310,089         6,666,914                0.2%
*#Trident Microsystems, Inc.                                           420,600         7,924,104                0.2%
  United Online, Inc.                                                  435,053         6,138,598                0.2%
 *Viasat, Inc.                                                         214,752         5,937,893                0.2%
##Other Securities                                                                   835,849,622               20.8%
                                                                                 ---------------    ---------------
Total Information Technology                                                         906,725,997               23.0%
                                                                                 ---------------    ---------------
Health Care -- (15.7%)
 *American Retirement Corp.                                            243,341         5,991,055                0.2%
 *Aspect Medical Systems, Inc.                                         168,640         6,352,669                0.2%
 *HealthExtras, Inc.                                                   272,191         6,156,960                0.2%
 *Intermagnetics General Corp.                                         207,768         6,947,762                0.2%
 *Radiation Therapy Services, Inc.                                     174,636         6,625,690                0.2%
##Other Securities                                                                   640,103,358               16.0%
                                                                                 ---------------    ---------------
Total Health Care                                                                    672,177,494               17.0%
                                                                                 ---------------    ---------------
Consumer Discretionary -- (15.0%)
*#Conn's, Inc.                                                         182,751         6,178,811                0.2%
*#Genesco, Inc.                                                        153,900         6,102,135                0.2%
 *LKG Corp.                                                            187,071         6,096,644                0.2%
  Oxford Industries, Inc.                                              115,000         6,488,300                0.2%
 *Pantry, Inc.                                                         157,978         6,492,896                0.2%
 *Papa John's International, Inc.                                      120,978         6,588,462                0.2%
 *Select Comfort Corp.                                                 277,644         6,655,127                0.2%
 *ShopKo Stores, Inc.                                                  255,600         7,330,608                0.2%
 *The Dress Barn, Inc.                                                 230,326         7,688,282                0.2%
 *The Sports Authority, Inc.                                           201,900         6,353,793                0.2%
##Other Securities                                                                   575,476,124               14.2%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                         641,451,182               16.2%
                                                                                 ---------------    ---------------
Industrials -- (14.5%)
  Cascade Corp.                                                        116,650         5,967,814                0.2%
*#Evergreen Solar, Inc.                                                493,600         5,928,136                0.2%
 *General Cable Corp.                                                  340,700         6,183,705                0.2%
 *Hub Group, Inc. Class A                                              148,794         6,033,597                0.2%
 *Middleby Corp.                                                        97,100         7,612,640                0.2%
*#NCI Building Systems, Inc.                                           147,700         6,432,335                0.2%
  Raven Industries, Inc.                                               356,440        10,921,322                0.3%
 *TeleTech Holdings, Inc.                                              484,051         6,016,754                0.2%
  Valmont Industries, Inc.                                             188,020         6,274,227                0.2%
##Other Securities                                                                   557,423,890               13.8%
                                                                                 ---------------    ---------------
Total Industrials                                                                    618,794,420               15.7%
                                                                                 ---------------    ---------------
Financials -- (11.6%)
 *Argonaut Group, Inc.                                                 211,555         6,727,449                0.2%
  Fidelity Bankshares, Inc.                                            193,261         6,027,811                0.2%
  Glacier Bancorp, Inc.                                                191,721         6,311,455                0.2%
  Harleysville Group, Inc.                                             234,319         6,399,252                0.2%

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
  Independent Bank Corp. MI                                            204,572   $     5,967,365                0.2%
  Sterling Bancorp                                                     314,128         6,251,157                0.2%
##Other Securities                                                                   456,969,641               11.3%
                                                                                 ---------------    ---------------
Total Financials                                                                     494,654,130               12.5%
                                                                                 ---------------    ---------------
Energy -- (4.6%)
 *Atlas America, Inc.                                                  108,733         6,147,764                0.2%
 *Dril-Quip, Inc.                                                      136,600         6,966,600                0.2%
 *Parker Drilling Co.                                                  710,300         6,769,159                0.2%
 *TETRA Technologies, Inc.                                             222,950         6,532,435                0.2%
 *W-H Energy Services, Inc.                                            182,900         6,096,057                0.2%
  World Fuel Services Corp.                                            184,200         6,327,270                0.2%
##Other Securities                                                                   156,275,863                3.7%
                                                                                 ---------------    ---------------
Total Energy                                                                         195,115,148                4.9%
                                                                                 ---------------    ---------------
Materials -- (3.4%)
##Total Materials                                                                    147,328,483                3.7%
                                                                                 ---------------    ---------------
Consumer Staples -- (3.1%)
 *Hain Celestial Group, Inc.                                           282,480         6,307,778                0.2%
 *Playtex Products, Inc.                                               476,800         6,675,200                0.2%
##Other Securities                                                                   118,794,402                2.9%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                               131,777,380                3.3%
                                                                                 ---------------    ---------------
Utilities -- (1.3%)
Total Utilities                                                                       58,261,796                1.5%
                                                                                 ---------------    ---------------
Telecommunication Services -- (1.2%)
 *UbiquiTel, Inc.                                                      661,844         6,472,834                0.2%
##Other Securities                                                                    43,581,486                1.1%
                                                                                 ---------------    ---------------
Total Telecommunication Services                                                      50,054,320                1.3%
                                                                                 ---------------    ---------------
Other -- (0.0%)
##Total Other                                                                             47,876                0.0%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                3,916,388,226               99.1%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        39,788                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (8.4%)
^^Repurchase Agreement, Merrill Lynch Triparty
    Repo 3.95%, 12/01/05 (Collateralized by $309,020,000
    U.S. Treasury Note 4.125%, 08/15/08, valued at
    $310,782,627) to be repurchased at $304,717,394            $       304,684       304,683,963                7.7%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $55,823,000 FHLMC Notes
    4.00%, 09/22/09, valued at $54,706,540) to be
    repurchased at $53,903,809                                          53,898        53,898,000                1.4%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     358,581,963                9.1%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,481,067,573)                                                          $ 4,275,009,977              108.2%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
UNITED KINGDOM -- (19.1%)
COMMON STOCKS -- (19.1%)
  Anglo America P.L.C.                                               2,904,256   $    90,895,047                2.1%
  Aviva P.L.C.                                                       2,630,567        31,112,225                0.7%
  BAE Systems P.L.C.                                                 4,091,396        23,856,354                0.5%
  HBOS P.L.C.                                                        1,806,129        27,163,885                0.6%
  O2 P.L.C.                                                         13,616,820        45,956,104                1.1%
  Royal Bank of Scotland Group P.L.C.                                1,466,702        41,713,691                1.0%
  Vodafone Group P.L.C.                                             70,485,499       151,655,651                3.5%
  Other Securities                                                                   457,086,992               10.4%
                                                                                 ---------------    ---------------
TOTAL -- UNITED KINGDOM                                                              869,439,949               19.9%
                                                                                 ---------------    ---------------
JAPAN -- (17.2%)
COMMON STOCKS -- (17.2%)
  Fuji Photo Film Co., Ltd.                                            862,000        27,508,776                0.6%
  Hitachi, Ltd.                                                      5,642,000        38,004,988                0.9%
  Matsushita Electric Industrial Co., Ltd.                           3,676,135        73,890,714                1.7%
  Millea Holdings, Inc.                                                  2,591        42,656,279                1.0%
  Mitsubishi Heavy Industries, Ltd.                                  5,345,000        22,433,214                0.5%
  Mitsui Sumitoma Insurance Co., Ltd.                                2,160,000        24,614,579                0.6%
  Sony Corp.                                                           795,200        29,414,170                0.7%
##Other Securities                                                                   523,815,548               11.9%
                                                                                 ---------------    ---------------
TOTAL -- JAPAN                                                                       782,338,268               17.9%
                                                                                 ---------------    ---------------
FRANCE -- (12.0%)
COMMON STOCKS -- (12.0%)
  AXA SA                                                             2,905,543        87,258,040                2.0%
  BNP Paribas SA                                                     1,553,499       122,416,432                2.8%
  Compagnie de Saint-Gobain                                            598,264        34,503,006                0.8%
  LaFarge SA                                                           270,758        23,138,108                0.5%
  Renault SA                                                           379,599        29,501,701                0.7%
  Schneider SA                                                         329,932        28,340,196                0.6%
  Societe Generale Paris                                               293,528        34,807,473                0.8%
  Vivendi Universal SA                                                 712,669        20,565,609                0.5%
##Other Securities                                                                   167,299,299                3.8%
                                                                                 ---------------    ---------------
TOTAL -- FRANCE                                                                      547,829,864               12.5%
                                                                                 ---------------    ---------------
GERMANY -- (8.6%)
COMMON STOCKS -- (8.6%)
  Bayer AG                                                             498,853        19,880,984                0.5%
  Bayerische Motoren Werke (BMW) AG                                    575,812        25,301,660                0.6%
  Commerzbank AG                                                     1,007,513        29,701,998                0.7%
  DaimlerChrysler AG                                                 1,734,297        87,430,041                2.0%
  Deutsche Bank AG                                                     781,091        76,167,339                1.7%
 *Unicredito Italiano SpA                                            4,227,440        26,186,541                0.6%
  Volkswagen AG                                                        499,652        26,123,186                0.6%
##Other Securities                                                                   101,076,161                2.3%
                                                                                 ---------------    ---------------
TOTAL -- GERMANY                                                                     391,867,910                9.0%
                                                                                 ---------------    ---------------
SWITZERLAND -- (6.4%)
COMMON STOCKS -- (6.4%)
  Cie Financiere Richemont AG Series A                               1,251,000        49,327,609                1.1%
  Credit Suisse Group                                                1,756,088        85,187,408                1.9%
  Swiss Life AG                                                        132,137        21,069,321                0.5%
  Swiss Reinsurance Co., Zurich                                        330,715        24,346,586                0.6%
  Zurich Financial SVCS AG                                             167,090        33,954,080                0.8%
##Other Securities                                                                    79,083,910                1.8%
                                                                                 ---------------    ---------------
TOTAL -- SWITZERLAND                                                                 292,968,914                6.7%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
NETHERLANDS -- (5.6%)
COMMON STOCKS -- (5.6%)
  Aegon NV                                                           2,897,384   $    45,816,897                1.0%
  ING Groep NV                                                       2,646,499        85,495,385                2.0%
  Koninklijke KPN NV                                                 2,458,914        24,273,470                0.6%
  Koninklijke Philips Electronics NV                                 2,056,529        57,313,382                1.3%
  Other Securities                                                                    41,418,748                0.9%
                                                                                 ---------------    ---------------
TOTAL -- NETHERLANDS                                                                 254,317,882                5.8%
                                                                                 ---------------    ---------------
AUSTRALIA -- (4.6%)
COMMON STOCKS -- (4.6%)
  Commonwealth Bank of Australia                                     1,376,395        42,394,660                1.0%
  National Australia Bank, Ltd.                                      2,257,150        53,772,922                1.2%
##Other Securities                                                                   110,687,615                2.5%
                                                                                 ---------------    ---------------
TOTAL -- AUSTRALIA                                                                   206,855,197                4.7%
                                                                                 ---------------    ---------------
SPAIN -- (4.3%)
COMMON STOCKS -- (4.3%)
  Banco Santander Central Hispanoamerica SA                          2,746,870        34,804,868                0.8%
  Endesa SA                                                          1,557,828        40,416,656                0.9%
  Repsol SA                                                          1,547,213        45,429,184                1.0%
##Other Securities                                                                    74,505,518                1.8%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  195,156,226                4.5%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        24,187                0.0%
                                                                                 ---------------    ---------------
TOTAL -- SPAIN                                                                       195,180,413                4.5%
                                                                                 ---------------    ---------------
SWEDEN -- (3.1%)
COMMON STOCKS -- (3.1%)
  Nordea Bank AB                                                     3,078,600        29,935,626                0.7%
  Other Securities                                                                   109,837,591                2.5%
                                                                                 ---------------    ---------------
TOTAL -- SWEDEN                                                                      139,773,217                3.2%
                                                                                 ---------------    ---------------
HONG KONG -- (3.0%)
COMMON STOCKS -- (3.0%)
  Cheung Kong Holdings, Ltd.                                         2,742,000        28,432,816                0.7%
  Hutchison Whampoa, Ltd.                                            3,827,000        36,225,153                0.8%
##Other Securities                                                                    71,836,591                1.6%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  136,494,560                3.1%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       424,316                0.0%
                                                                                 ---------------    ---------------
TOTAL -- HONG KONG                                                                   136,918,876                3.1%
                                                                                 ---------------    ---------------
ITALY -- (2.1%)
COMMON STOCKS -- (2.1%)
##Other Securities                                                                    97,466,777                2.2%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         2,612                0.0%
                                                                                 ---------------    ---------------
TOTAL -- ITALY                                                                        97,469,389                2.2%
                                                                                 ---------------    ---------------
IRELAND -- (1.7%)
COMMON STOCKS -- (1.7%)
  CRH P.L.C.                                                         1,243,314        32,801,772                0.8%
  Other Securities                                                                    44,736,899                1.0%
                                                                                 ---------------    ---------------
TOTAL -- IRELAND                                                                      77,538,671                1.8%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
DENMARK -- (1.6%)
COMMON STOCKS -- (1.6%)
  Danske Bank A.S.                                                     652,453   $    20,964,182                0.5%
  TDC A.S.                                                             430,450        25,785,751                0.6%
##Other Securities                                                                    26,308,624                0.6%
                                                                                 ---------------    ---------------
TOTAL -- DENMARK                                                                      73,058,557                1.7%
                                                                                 ---------------    ---------------
NORWAY -- (1.4%)
COMMON STOCKS -- (1.4%)
  Norsk Hydro ASA                                                      290,220        28,980,297                0.7%
##Other Securities                                                                    34,653,740                0.8%
                                                                                 ---------------    ---------------
TOTAL -- NORWAY                                                                       63,634,037                1.5%
                                                                                 ---------------    ---------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
##Other Securities                                                                    58,248,597                1.3%
                                                                                 ---------------    ---------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
##Other Securities                                                                    54,602,059                1.3%
                                                                                 ---------------    ---------------
SINGAPORE -- (0.6%)
COMMON STOCKS -- (0.6%)
##Other Securities                                                                    28,198,648                0.7%
                                                                                 ---------------    ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                    18,871,744                0.4%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       247,405                0.0%
                                                                                 ---------------    ---------------
TOTAL -- GREECE                                                                       19,119,149                0.4%
                                                                                 ---------------    ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
##Other Securities                                                                    18,305,154                0.4%
                                                                                 ---------------    ---------------
CANADA -- (0.4%)
COMMON STOCKS -- (0.4%)
##Other Securities                                                                    17,111,775                0.4%
                                                                                 ---------------    ---------------
AUSTRIA -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                    17,087,344                0.4%
                                                                                 ---------------    ---------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Other Securities                                                                     4,260,075                0.1%
                                                                                 ---------------    ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                     1,616,250                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE                              PERCENTAGE
                                                                   AMOUNT                VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
^^Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $44,376,150 U.S. STRIPS 02/15/09,
    valued at $38,629,239) to be repurchased at $37,871,803    $        37,868   $    37,867,648                0.9%

^^Repurchase Agreement, Deutsche Bank Securities 3.97%,
    12/01/05 (Collateralized by $101,645,000 U.S. Treasury
    Notes, 4.0%, maturities ranging from 06/15/09 to
    03/15/10, valued at $102,000,971) to be repurchased
    at $100,011,028                                                    100,000       100,000,000                2.3%

^^Repurchase Agreement, Mizuho Securities USA 3.97%,
    12/01/05 (Collateralized by $81,861,287 U.S. STRIPS,
    maturities ranging from 08/15/12 to 02/15/22 valued
    at $45,900,000) to be repurchased at $45,004,963                    45,000        45,000,000                1.0%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $22,309,000 FHLMC Notes
    4.00%, 09/22/09, valued at $21,762,820) to be
    repurchased at $21,541,321                                          21,539        21,539,000                0.5%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     204,406,648                4.7%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,590,355,446)                                                          $ 4,552,146,843              104.2%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (76.3%)
Industrials -- (22.1%)
  Amano Corp.                                                          184,000   $     2,941,600                0.3%
  Japan Steel Works, Ltd.                                              846,000         3,830,379                0.3%
 *JFE Shoji Holdings, Inc.                                             615,000         2,975,323                0.3%
  Nabtesco Corp.                                                       309,000         3,444,838                0.3%
  Nachi-Fujikoshi Corp.                                                604,000         2,923,102                0.3%
  Nissha Printing Co., Ltd.                                            115,000         2,822,239                0.3%
  Okuma Corp.                                                          359,640         3,222,882                0.3%
  Ryobi, Ltd.                                                          447,000         2,728,525                0.2%
 #Sankyu, Inc., Tokyo                                                  730,000         3,304,006                0.3%
 #Shima Seiki Manufacturing Co., Ltd.                                   98,300         2,647,611                0.2%
  Tokyo Leasing Co., Ltd.                                              165,200         2,766,406                0.2%
  Toshiba Machine Co., Ltd.                                            366,000         3,256,933                0.3%
  Tsubakimoto Chain Co.                                                435,000         2,813,591                0.3%
  UFJ Central Leasing Co., Ltd.                                         53,000         2,607,517                0.2%
##Other Securities                                                                   288,467,063               24.9%
                                                                                 ---------------    ---------------
Total Industrials                                                                    330,752,015               28.7%
                                                                                 ---------------    ---------------
Consumer Discretionary -- (17.0%)
 #Avex, Inc.                                                           112,900         2,654,782                0.2%
  Exedy Corp.                                                          129,400         3,460,194                0.3%
  Kanto Auto Works, Ltd.                                               180,600         2,670,203                0.2%
 #Matsuzakaya Co., Ltd.                                                445,077         3,604,909                0.3%
 #Nippon Seiki Co., Ltd.                                               156,000         2,696,201                0.2%
  Nishimatsuya Chain Co., Ltd.                                          89,700         3,514,466                0.3%
 #PanaHome Corp.                                                       408,000         2,601,805                0.2%
 #Resorttrust, Inc.                                                     95,640         3,000,781                0.3%
  Right On Co., Ltd.                                                    76,625         3,788,947                0.3%
  Sanyo Shokai, Ltd.                                                   349,000         2,829,302                0.3%
  Toyo Tire & Rubber Co., Ltd.                                         541,000         2,665,557                0.2%
 #Zenrin Co., Ltd.                                                      95,900         3,204,673                0.3%
##Other Securities                                                                   218,541,972               19.1%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                         255,233,792               22.2%
                                                                                 ---------------    ---------------
Information Technology -- (9.2%)
  Canon Electronics, Inc.                                               71,000         2,701,110                0.2%
  Hitachi Information Systems, Ltd.                                    111,400         2,639,940                0.2%
  Hitachi Kokusai Electric, Inc.                                       258,000         2,682,525                0.2%
 #Horiba, Ltd.                                                         100,000         2,791,280                0.2%
 #Trans Cosmos, Inc.                                                    53,800         2,716,896                0.2%
  Uniden Corp.                                                         197,000         3,725,482                0.3%
  Yamatake Corp.                                                       125,700         2,607,363                0.2%
##Other Securities                                                                   118,008,831               10.5%
                                                                                 ---------------    ---------------
Total Information Technology                                                         137,873,427               12.0%
                                                                                 ---------------    ---------------
Materials -- (8.2%)
 #NOF Corp.                                                            523,000         2,641,093                0.2%
 #Sanyo Special Steel Co., Ltd.                                        432,000         3,173,108                0.3%
  Shin-Etsu Polymer Co., Ltd.                                          212,000         2,966,468                0.3%
 #Sumitomo Titanium Corp.                                               39,000         6,285,690                0.5%
##Other Securities                                                                   108,058,424                9.4%
                                                                                 ---------------    ---------------
Total Materials                                                                      123,124,783               10.7%
                                                                                 ---------------    ---------------
Financials -- (8.1%)
  Akita Bank, Ltd.                                                     511,000         2,726,339                0.2%
  Bank of the Ryukyus, Ltd.                                             74,380         2,629,892                0.2%

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
 #Cosmo Securities Co., Ltd.                                         1,099,000   $     2,843,611                0.2%
 #Eighteenth Bank, Ltd.                                                452,000         2,975,582                0.3%
  Kiyo Bank, Ltd.                                                    1,083,000         2,595,515                0.2%
  Minato Bank, Ltd.                                                    965,000         3,146,759                0.3%
  Toho Bank, Ltd.                                                      578,000         2,971,922                0.3%
  Tokai Tokyo Securities Co., Ltd.                                     740,250         3,044,778                0.3%
  Tokyo Tomin Bank, Ltd.                                                70,500         2,617,700                0.2%
  Yamagata Bank, Ltd.                                                  456,000         2,590,785                0.2%
##Other Securities                                                                    92,913,479                8.1%
                                                                                 ---------------    ---------------
Total Financials                                                                     121,056,362               10.5%
                                                                                 ---------------    ---------------
Consumer Staples -- (7.2%)
  Heiwado Co., Ltd.                                                    151,000         2,894,891                0.3%
##Other Securities                                                                   105,087,986                9.1%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                               107,982,877                9.4%
                                                                                 ---------------    ---------------
Health Care -- (3.0%)
  Mochida Pharmaceutical Co., Ltd.                                     330,000         2,794,420                0.2%
 #Topcon Corp.                                                         120,000         3,530,340                0.3%
##Other Securities                                                                    39,305,632                3.5%
                                                                                 ---------------    ---------------
Total Health Care                                                                     45,630,392                4.0%
                                                                                 ---------------    ---------------
Energy -- (0.9%)
##Total Energy                                                                        12,769,140                1.1%
                                                                                 ---------------    ---------------
Telecommunication Services -- (0.6%)
Total Telecommunication Services                                                       8,319,176                0.7%
                                                                                 ---------------    ---------------
Other -- (0.0%)
Total Other                                                                              482,705                0.0%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                1,143,224,669               99.3%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (23.7%)
^^ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
     (Collateralized by $6,953,924 U.S. STRIPS 02/15/09,
     valued at $6,053,359) to be repurchased at $5,934,666     $         5,934         5,934,015                0.5%

^^ Repurchase Agreement, Deutsche Bank Securities 3.97%,
     12/01/05 (Collateralized by $14,399,000 U.S. Treasury
     Bond 9.00%, 11/15/18, valued at $20,401,357) to be
     repurchased at $20,002,206                                         20,000        20,000,000                1.8%

^^ Repurchase Agreement, Mizuho Securities USA 3.97%,
     12/01/05 (Collateralized by $565,609,575 U.S. STRIPS,
     rates ranging from 0% to 8.875%, maturities ranging
     from 02/15/06 to 05/15/30, valued at $331,500,790)
     to be repurchased at $325,035,840                                 325,000       325,000,000               28.2%

   Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
     12/01/05 (Collateralized by $4,863,000 FHLMC Notes
     4.00%, 09/22/09, valued at $4,765,740) to be
     repurchased at $4,695,506                                           4,695         4,695,000                0.4%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     355,629,015               30.9%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,327,263,759)                                                         $ 1,498,853,684              130.2%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                      THE ASIA PACIFIC SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
  AUSTRALIA -- (44.8%)
COMMON STOCKS -- (44.7%)
 #ABB Grain, Ltd.                                                      389,031   $     2,064,717                0.5%
  ABC Learning Centres, Ltd.                                           729,584         3,903,855                1.0%
 #Adelaide Bank, Ltd.                                                  284,576         2,779,126                0.7%
  Adelaide Brighton, Ltd.                                            1,513,416         2,288,398                0.6%
  Arrow Pharmaceuticals, Ltd.                                          787,475         1,702,702                0.4%
#*Austar United Communications, Ltd.                                 3,280,450         2,807,461                0.7%
  Australian Pharmaceutical Industries, Ltd.                           717,359         1,710,269                0.4%
  Australian Pipeline Trust                                            752,465         2,161,220                0.6%
 #Bank of Queensland, Ltd.                                             270,041         2,945,540                0.8%
  Bendigo Bank, Ltd.                                                   367,307         3,249,490                0.8%
 #Centennial Coal, Ltd.                                                738,486         2,175,134                0.6%
 #Coates Hire, Ltd.                                                    686,393         2,613,691                0.7%
  Corporate Express Australia, Ltd.                                    479,055         2,157,286                0.6%
 #Envestra, Ltd.                                                     2,038,400         1,736,178                0.4%
 #Excel Coal, Ltd.                                                     552,310         2,682,663                0.7%
  FKP, Ltd.                                                            496,336         1,720,561                0.4%
 #Flight Centre, Ltd.                                                  263,233         1,937,141                0.5%
#*Fortescue Metals Group, Ltd.                                         591,213         2,152,535                0.6%
  Futuris Corp., Ltd.                                                1,834,464         2,663,562                0.7%
 #Great Southern Plantations, Ltd.                                     834,289         1,944,329                0.5%
 #Gunns, Ltd.                                                          921,934         1,995,132                0.5%
#*Hardman Resources, Ltd.                                            1,706,925         2,381,887                0.6%
  Healthscope, Ltd.                                                    517,334         2,296,002                0.6%
 #Jones (David), Ltd.                                                1,190,508         2,120,094                0.5%
 #Jubilee Mines NL                                                     358,412         1,908,425                0.5%
 #MacArthur Coal, Ltd.                                                 482,490         1,898,769                0.5%
 #Nufarm, Ltd.                                                         287,774         2,423,310                0.6%
#*Oxiana, Ltd.                                                       3,013,469         3,073,919                0.8%
  Pacific Brands, Ltd.                                               1,312,211         2,770,956                0.7%
#*Paladin Resources, Ltd.                                            1,233,382         1,906,368                0.5%
  Paperlinx, Ltd.                                                    1,465,430         3,690,921                0.9%
  Primary Health Care, Ltd.                                            327,067         2,676,640                0.7%
  Ramsay Health Care, Ltd.                                             425,740         3,089,485                0.8%
  Reece Australia, Ltd.                                                251,463         2,702,427                0.7%
  Seven Network, Ltd.                                                  354,582         2,137,885                0.5%
  SFE Corp., Ltd.                                                      334,655         3,287,848                0.8%
 #Sigma Co., Ltd.                                                      375,345         3,778,026                1.0%
  Sims Group, Ltd.                                                     150,718         1,893,092                0.5%
  Smorgon Steel Group, Ltd.                                          2,267,594         2,445,189                0.6%
 #Spotless Group, Ltd.                                                 541,495         1,924,987                0.5%
 #Ten Network Holdings, Ltd.                                         1,081,877         2,757,564                0.7%
  Transfield Services, Ltd.                                            444,810         2,589,383                0.7%
  United Group, Ltd.                                                   326,858         2,729,995                0.7%
##Other Securities                                                                   108,217,992               27.0%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  214,092,154               54.1%
                                                                                 ---------------    ---------------
PREFERRED STOCKS -- (0.1%)
  Other Securities                                                                       492,556                0.1%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        43,053                0.0%
                                                                                 ---------------    ---------------
TOTAL -- AUSTRALIA                                                                   214,627,763               54.2%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
HONG KONG -- (20.4%)
COMMON STOCKS -- (20.4%)
  Giordano International, Ltd.                                       2,992,000   $     1,686,601                0.4%
  Hengan International Group Co., Ltd.                               1,800,000         1,888,835                0.5%
##Other Securities                                                                    94,137,658               23.8%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   97,713,094               24.7%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         5,849                0.0%
                                                                                 ---------------    ---------------
TOTAL -- HONG KONG                                                                    97,718,943               24.7%
                                                                                 ---------------    ---------------
SINGAPORE -- (12.0%)
COMMON STOCKS -- (12.0%)
  Jaya Holdings, Ltd.                                                2,733,000         2,004,320                0.5%
  Jurong Technologies Industrial Corp., Ltd.                         1,446,000         1,723,958                0.4%
  Straits Trading Co., Ltd.                                          1,117,200         1,861,008                0.5%
##Other Securities                                                                    51,687,186               13.1%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   57,276,472               14.5%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       104,029                0.0%
                                                                                 ---------------    ---------------
TOTAL -- SINGAPORE                                                                    57,380,501               14.5%
                                                                                 ---------------    ---------------
NEW ZEALAND -- (4.6%)
COMMON STOCKS -- (4.6%)
  New Zealand Refining Co., Ltd.                                       812,890         3,259,449                0.8%
  Waste Management NZ, Ltd.                                            430,471         1,888,981                0.5%
##Other Securities                                                                    16,729,738                4.2%
                                                                                 ---------------    ---------------
TOTAL -- NEW ZEALAND                                                                  21,878,168                5.5%
                                                                                 ---------------    ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                         3,624                0.0%
                                                                                 ---------------    ---------------
PREFERRED STOCKS -- (0.0%)
 *Other Securities                                                                         1,041                0.0%
                                                                                 ---------------    ---------------
TOTAL -- MALAYSIA                                                                          4,665                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (18.2%)
^^Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $7,750,692 U.S. STRIPS, 11/15/10,
    valued at $6,291,152) to be repurchased at $6,167,796      $         6,167         6,167,119                1.6%

^^Repurchase Agreement, Mizuho Securities USA 3.97%,
    12/01/05 (Collateralized by $126,174,227 U.S. STRIPS,
    maturities ranging from 08/15/06 to 02/15/23, valued
    at $81,600,000) to be repurchased at $80,008,822                    80,000        80,000,000               20.2%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $956,000 FHLMC Notes 4.00%,
    09/22/09, valued at $936,880) to be repurchased
    at $923,099                                                            923           923,000                0.2%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                      87,090,119               22.0%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $455,406,254)                                                              $   478,700,159              120.9%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (98.9%)
Industrials -- (30.3%)
  Aggreko P.L.C.                                                       873,478   $     3,828,696                0.6%
  Atkins (WS) P.L.C.                                                   335,639         4,270,593                0.7%
*#Avis Europe P.L.C.                                                 3,154,308         3,776,944                0.6%
  Bodycote International P.L.C.                                      1,028,769         3,892,465                0.6%
  Carillion P.L.C.                                                     704,258         3,662,774                0.6%
 *Charter P.L.C.                                                       535,144         4,576,793                0.7%
 *Cookson Group P.L.C.                                                 622,740         4,114,497                0.6%
  Davis Service Group P.L.C.                                           543,317         4,272,788                0.7%
  De La Rue P.L.C.                                                     570,550         4,147,113                0.6%
 *Easyjet P.L.C.                                                     1,068,671         6,067,388                0.9%
  FKI P.L.C.                                                         1,814,803         3,542,333                0.6%
  Forth Ports P.L.C.                                                   147,272         3,722,726                0.6%
  Go-Ahead Group P.L.C.                                                150,627         4,018,169                0.6%
  Homeserve P.L.C.                                                     214,834         4,357,649                0.7%
 *Invensys P.L.C.                                                   13,306,332         4,016,805                0.6%
  Laing (John) P.L.C.                                                  788,527         3,938,244                0.6%
  Michael Page International P.L.C.                                  1,123,179         4,964,627                0.8%
 *Morgan Crucible Company P.L.C.                                     1,125,473         4,455,972                0.7%
 *Regus Group P.L.C.                                                 3,183,469         5,203,516                0.8%
  SIG P.L.C.                                                           417,391         5,148,649                0.8%
  Spirax-Sarco Engineering P.L.C.                                      260,136         3,890,689                0.6%
  Ultra Electronics Holdings P.L.C.                                    226,846         3,561,602                0.6%
  VT Group P.L.C.                                                      590,699         3,916,836                0.6%
  Weir Group P.L.C.                                                    689,632         4,448,188                0.7%
  Other Securities                                                                    94,101,066               14.4%
                                                                                 ---------------    ---------------
Total Industrials                                                                    195,897,122               30.3%
                                                                                 ---------------    ---------------
Consumer Discretionary -- (21.2%)
  Bellway P.L.C.                                                       356,982         6,340,393                1.0%
  Bovis Homes Group P.L.C.                                             375,474         4,701,650                0.7%
  First Choice Holidays P.L.C.                                       1,254,193         4,632,978                0.7%
  Greene King P.L.C.                                                   453,242         5,436,272                0.8%
  Pendragon P.L.C.                                                     430,171         3,589,718                0.6%
  Redrow P.L.C.                                                        501,817         4,212,449                0.7%
  Smith (WH) P.L.C.                                                    586,196         3,955,463                0.6%
##Other Securities                                                                   104,219,829               16.1%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                         137,088,752               21.2%
                                                                                 ---------------    ---------------
Financials -- (16.2%)
  Brixton P.L.C.                                                       952,536         6,638,820                1.0%
  Capital & Regional P.L.C.                                            261,206         3,755,888                0.6%
  Collins Stewart Tullett P.L.C.                                       407,502         4,077,132                0.6%
  Derwent Valley Holdings P.L.C.                                       219,683         5,272,331                0.8%
  Great Portland Estates P.L.C.                                        702,027         4,833,859                0.8%
  Hiscox P.L.C.                                                      1,522,744         5,676,541                0.9%
  Jardine Lloyd Thompson Group P.L.C.                                  577,063         4,871,043                0.8%
  London Merchant Securities P.L.C.                                  1,367,187         5,543,138                0.9%
  Other Securities                                                                    64,306,285                9.8%
                                                                                 ---------------    ---------------
Total Financials                                                                     104,975,037               16.2%
                                                                                 ---------------    ---------------
Information Technology -- (9.5%)
  Halma P.L.C.                                                       1,415,413         4,146,413                0.6%
  Spectris P.L.C.                                                      470,110         4,992,698                0.8%
  Other Securities                                                                    52,393,472                8.1%
                                                                                 ---------------    ---------------
Total Information Technology                                                          61,532,583                9.5%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
Energy -- (7.3%)
  Burren Energy P.L.C.                                                 421,226   $     6,591,322                1.0%
 *Dana Petroleum P.L.C.                                                261,198         4,169,082                0.6%
  Paladin Resources P.L.C.                                           1,038,531         6,380,904                1.0%
  Wood Group (John) P.L.C.                                           1,407,609         4,940,744                0.8%
  Other Securities                                                                    24,865,993                3.9%
                                                                                 ---------------    ---------------
Total Energy                                                                          46,948,045                7.3%
                                                                                 ---------------    ---------------
Consumer Staples -- (5.3%)
  Dairy Crest Group P.L.C.                                             411,682         3,563,451                0.6%
  Northern Foods P.L.C.                                              1,742,847         4,619,707                0.7%
  Wolverhampton & Dudley Breweries P.L.C.                              246,522         5,317,861                0.8%
  Other Securities                                                                    20,962,869                3.2%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                                34,463,888                5.3%
                                                                                 ---------------    ---------------
Health Care -- (4.2%)
  Isoft Group P.L.C.                                                   737,364         4,852,158                0.8%
##Other Securities                                                                    22,244,288                3.4%
                                                                                 ---------------    ---------------
Total Health Care                                                                     27,096,446                4.2%
                                                                                 ---------------    ---------------
Materials -- (3.6%)
  Croda International P.L.C.                                           451,631         3,514,436                0.6%
  Other Securities                                                                    19,934,437                3.0%
                                                                                 ---------------    ---------------
Total Materials                                                                       23,448,873                3.6%
                                                                                 ---------------    ---------------
Telecommunication Services -- (1.3%)
##Total Telecommunication Services                                                     8,616,875                1.3%
                                                                                 ---------------    ---------------
Other -- (0.0%)
Total Other                                                                               66,172                0.0%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  640,133,793               98.9%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.1%)
 *Other Securities                                                                       341,648                0.1%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
^^Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
   (Collateralized by $5,882,396 U.S. STRIPS, 05/15/11,
    valued at $4,647,015) to be repurchased at $4,555,897      $         4,555         4,555,397                0.7%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $2,121,000 FHLMC Notes
    4.00%, 09/22/09, valued at $2,078,580) to be
    repurchased at $2,047,221                                            2,047         2,047,000                0.3%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                       6,602,397                1.0%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $519,429,840)                                                           $   647,077,838              100.0%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
SWITZERLAND -- (14.0%)
COMMON STOCKS -- (13.9%)
 *Actelion, Ltd.                                                        51,203   $     4,985,032                0.5%
 *Converium Holding AG                                                 415,436         3,985,338                0.4%
 *Fischer (Georg) AG, Schaffhausen                                      10,581         3,404,824                0.3%
 #Kudelski SA                                                          106,944         3,245,002                0.3%
  Kuoni Reisen Holding AG                                                8,800         3,410,157                0.3%
  Phonak Holding AG                                                    125,848         5,349,222                0.5%
 *PSP Swiss Property AG                                                145,267         6,189,176                0.6%
  Rieters Holdings AG                                                   13,476         3,868,189                0.4%
  Sig Holding AG                                                        18,251         3,812,194                0.4%
 *Sika Finanz AG, Baar                                                   6,399         4,825,811                0.5%
  Sulzer AG, Winterthur                                                 11,528         5,547,000                0.6%
*#Unaxis Holding AG                                                     27,910         3,915,838                0.4%
 #Valiant Holding AG                                                    49,473         4,307,006                0.4%
##Other Securities                                                                    98,487,133               10.2%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  155,331,922               15.8%
                                                                                 ---------------    ---------------
PREFERRED STOCKS -- (0.1%)
  Other Securities                                                                       755,963                0.1%
                                                                                 ---------------    ---------------
TOTAL -- SWITZERLAND                                                                 156,087,885               15.9%
                                                                                 ---------------    ---------------
FRANCE -- (12.6%)
COMMON STOCKS -- (12.5%)
 #Electricite de Strasbourg                                             23,784         3,543,776                0.4%
  Fimalac SA                                                           111,143         7,072,115                0.7%
 #NRJ Group                                                            143,499         3,212,125                0.3%
  SCOR SA                                                            2,575,766         5,199,151                0.5%
 #Somfy SA                                                              22,900         4,645,221                0.5%
 #Taittinger SA                                                         12,700         5,043,257                0.5%
##Other Securities                                                                   111,016,958               11.3%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  139,732,603               14.2%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.1%)
 *Other Securities                                                                       453,468                0.1%
                                                                                 ---------------    ---------------
TOTAL -- FRANCE                                                                      140,186,071               14.3%
                                                                                 ---------------    ---------------
GERMANY -- (10.5%)
COMMON STOCKS -- (10.5%)
  Bilfinger & Berger Bau AG                                             77,023         3,448,410                0.4%
  K & S Aktiengesellschaft AG                                           55,500         3,509,509                0.4%
  Leoni AG                                                             112,500         3,553,975                0.4%
*#Qiagen NV                                                            386,783         4,371,835                0.5%
  Stada Arzneimittel AG                                                139,858         4,471,945                0.5%
  United Internet AG                                                    92,804         3,299,828                0.3%
##Other Securities                                                                    94,378,349                9.4%
                                                                                 ---------------    ---------------
TOTAL -- GERMANY                                                                     117,033,851               11.9%
                                                                                 ---------------    ---------------
SWEDEN -- (7.3%)
COMMON STOCKS -- (7.3%)
 *Boliden AB                                                           613,400         3,838,160                0.4%
 *Capio AB                                                             183,100         3,225,193                0.3%
  Castellum AB                                                          94,000         3,419,904                0.4%
  Trelleborg AB Series B                                               202,600         3,354,580                0.4%
##Other Securities                                                                    67,820,461                6.8%
                                                                                 ---------------    ---------------
TOTAL -- SWEDEN                                                                       81,658,298                8.3%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
NETHERLANDS -- (7.2%)
COMMON STOCKS -- (7.2%)
  Aalberts Industries NV                                                64,707   $     3,236,246                0.3%
  Boskalis Westminster NV                                               65,442         3,775,311                0.4%
  Buhrmann NV                                                          252,113         3,330,049                0.3%
 #Getronics NV                                                         341,904         4,110,904                0.4%
*#Hagemeyer NV                                                       1,576,607         4,356,507                0.4%
  Koninklijke Bam Groep NV                                              52,841         4,719,781                0.5%
  Nutreco Holding NV                                                    82,141         3,530,222                0.4%
  Oce NV                                                               247,116         3,517,749                0.4%
  Stork NV                                                              86,944         3,269,210                0.3%
##Other Securities                                                                    46,693,953                4.8%
                                                                                 ---------------    ---------------
TOTAL -- NETHERLANDS                                                                  80,539,932                8.2%
                                                                                 ---------------    ---------------
ITALY -- (6.0%)
COMMON STOCKS -- (6.0%)
*#Valentino Fashion Group SpA                                          138,000         3,322,386                0.4%
##Other Securities                                                                    63,884,359                6.4%
                                                                                 ---------------    ---------------
TOTAL -- ITALY                                                                        67,206,745                6.8%
                                                                                 ---------------    ---------------
GREECE -- (4.6%)
COMMON STOCKS -- (4.6%)
  Bank of Greece                                                        43,172         4,791,763                0.5%
  Motor Oil (Hellas) Corinth Refineries S.A.                           343,240         7,461,653                0.8%
  Other Securities                                                                    39,388,652                4.0%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   51,642,068                5.3%
                                                                                 ---------------    ---------------
PREFERRED STOCKS -- (0.0%)
  Other Securities                                                                        13,031                0.0%
                                                                                 ---------------    ---------------
TOTAL -- GREECE                                                                       51,655,099                5.3%
                                                                                 ---------------    ---------------
NORWAY -- (3.8%)
COMMON STOCKS -- (3.8%)
 #Tomra Systems ASA                                                    461,928         3,227,340                0.3%
##Other Securities                                                                    39,733,889                4.1%
                                                                                 ---------------    ---------------
TOTAL -- NORWAY                                                                       42,961,229                4.4%
                                                                                 ---------------    ---------------
DENMARK -- (3.8%)
COMMON STOCKS -- (3.8%)
  East Asiatic Co., Ltd.                                                37,723         3,410,364                0.4%
##Other Securities                                                                    39,054,706                3.9%
                                                                                 ---------------    ---------------
TOTAL -- DENMARK                                                                      42,465,070                4.3%
                                                                                 ---------------    ---------------
SPAIN -- (3.8%)
COMMON STOCKS -- (3.8%)
##Other Securities                                                                    42,317,985                4.3%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        30,470                0.0%
                                                                                 ---------------    ---------------
TOTAL -- SPAIN                                                                        42,348,455                4.3%
                                                                                 ---------------    ---------------
FINLAND -- (3.8%)
COMMON STOCKS -- (3.8%)
##Other Securities                                                                    41,852,519                4.3%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
BELGIUM -- (3.7%)
COMMON STOCKS -- (3.7%)
  Ackermans & Van Haaren SA                                             67,862   $     3,806,580                0.4%
  Bekaert SA                                                            41,401         3,266,927                0.3%
##Other Securities                                                                    33,814,041                3.5%
                                                                                 ---------------    ---------------
TOTAL -- BELGIUM                                                                      40,887,548                4.2%
                                                                                 ---------------    ---------------
IRELAND -- (2.8%)
COMMON STOCKS -- (2.8%)
  DCC P.L.C.                                                           197,116         3,544,124                0.4%
  IAWS Group P.L.C.                                                    275,215         3,865,697                0.4%
  Other Securities                                                                    23,928,249                2.4%
                                                                                 ---------------    ---------------
TOTAL -- IRELAND                                                                      31,338,070                3.2%
                                                                                 ---------------    ---------------
AUSTRIA -- (2.7%)
COMMON STOCKS -- (2.7%)
*#Betandwin.com Interactive Entertainment AG                            40,984         3,408,489                0.4%
  Boehler-Uddeholm AG                                                   26,152         4,255,087                0.4%
 *CA Immobilien Anlagen AG                                             134,542         3,339,606                0.3%
##Other Securities                                                                    18,648,126                1.9%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   29,651,308                3.0%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                           497                0.0%
                                                                                 ---------------    ---------------
TOTAL -- AUSTRIA                                                                      29,651,805                3.0%
                                                                                 ---------------    ---------------
PORTUGAL -- (1.1%)
COMMON STOCKS -- (1.1%)
##Other Securities                                                                    11,897,160                1.2%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (12.3%)
^^Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $17,189,638 U.S. STRIPS, 02/15/09,
     valued at $14,963,503) to be repurchased at
     $14,670,100                                               $        14,668        14,668,491                1.5%

^^Repurchase Agreement, Mizuho Securities USA 3.97%,
    12/01/05 (Collateralized by $188,974,833 U.S. STRIPS,
    rates ranging from 0% to 6.25%, maturities ranging
    from 11/15/06 to 08/15/23, valued at $122,400,001)
    to be repurchased at $120,013,233                                  120,000       120,000,000               12.2%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $2,149,000 FHLMC Notes
    4.00%, 09/22/09, valued at $2,106,020) to be
    repurchased at $2,074,224                                            2,074         2,074,000                0.2%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     136,742,491               13.9%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $838,397,270)                                                            $ 1,114,512,228              113.5%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                              THE EMERGING MARKETS SERIES
                         SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                   NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
SOUTH KOREA -- (12.3%)
COMMON STOCKS -- (12.3%)
  Hyundai Motor Co., Ltd.                                              122,979   $    10,090,681                0.5%
  Kookmin Bank                                                         155,185        10,202,231                0.5%
  Korea Electric Power Corp.                                           495,290        16,521,391                0.9%
  POSCO                                                                 46,060         9,186,472                0.5%
  Samsung Electronics Co., Ltd.                                         75,768        43,582,363                2.4%
  SK Telecom Co., Ltd.                                                  56,085        10,537,483                0.6%
  Other Securities                                                                   126,840,961                6.9%
                                                                                 ---------------    ---------------
TOTAL -- SOUTH KOREA                                                                 226,961,582               12.3%
                                                                                 ---------------    ---------------
MEXICO -- (12.1%)
COMMON STOCKS -- (12.1%)
  America Movil S.A. de C.V. Series L                               32,693,100        46,823,877                2.5%
 *America Telecom S.A. de C.V. Series A                              5,129,240        23,321,353                1.3%
  Cementos de Mexico S.A. de C.V. Series B                           3,223,410        18,130,727                1.0%
  Grupo Modelo S.A. de C.V. Series C                                 2,602,300         8,787,723                0.5%
  Grupo Televisa S.A. (Certificate Representing
    Series A, Series D & Series L)                                   2,117,800         8,385,341                0.5%
  Telefonos de Mexico S.A. de C.V.                                  18,366,800        20,494,544                1.1%
  Wal-Mart de Mexico S.A. de C.V. Series V                           5,494,302        29,821,304                1.6%
  Other Securities                                                                    68,494,928                3.6%
                                                                                 ---------------    ---------------
TOTAL -- MEXICO                                                                      224,259,797               12.1%
                                                                                 ---------------    ---------------
SOUTH AFRICA -- (11.2%)
COMMON STOCKS -- (11.2%)
  Anglo American Platinum Corp., Ltd.                                  356,886        23,505,461                1.3%
  Anglogold, Ltd.                                                      370,434        15,691,373                0.8%
  Firstrand, Ltd.                                                    7,111,772        17,352,779                0.9%
  MTN Group, Ltd.                                                    1,716,526        14,277,502                0.8%
  Old Mutual PLC                                                     3,762,319         9,739,915                0.5%
  Standard Bank Group, Ltd.                                          1,271,196        13,429,585                0.7%
  Telkom SA, Ltd.                                                      807,542        16,232,378                0.9%
  Other Securities                                                                    98,002,301                5.3%
                                                                                 ---------------    ---------------
TOTAL -- SOUTH AFRICA                                                                208,231,294               11.2%
                                                                                 ---------------    ---------------
TAIWAN -- (11.2%)
COMMON STOCKS -- (11.2%)
  Cathay Financial Holdings Co., Ltd.                                7,369,529        13,328,133                0.7%
  Hon Hai Precision Industry Co., Ltd.                               3,195,839        16,208,647                0.9%
  Taiwan Semiconductor Manufacturing Co., Ltd.                      19,939,093        35,441,693                1.9%
  Other Securities                                                                   142,439,631                7.7%
                                                                                 ---------------    ---------------
TOTAL -- TAIWAN                                                                      207,418,104               11.2%
                                                                                 ---------------    ---------------
BRAZIL -- (11.1%)
PREFERRED STOCKS -- (9.5%)
  Banci Itau Holding Financeira SA                                     868,000        22,059,451                1.2%
  Banco Bradesco SA                                                    802,158        24,627,179                1.3%
  Investimentos Itau SA                                              3,300,893        11,310,071                0.6%
  Telecomunicacoes de Sao Paulo SA                                     621,100        12,951,915                0.7%
  Vale do Rio Doce Series A                                            926,880        35,316,925                1.9%
  Other Securities                                                                    69,945,544                3.8%
                                                                                 ---------------    ---------------
TOTAL PREFERRED STOCKS                                                               176,211,085                9.5%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (1.6%)
 *Cia Siderurgica Belgo-Mineira                                     17,706,909   $    10,679,593                0.6%
  Other Securities                                                                    19,549,406                1.1%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   30,228,999                1.7%
                                                                                 ---------------    ---------------
TOTAL -- BRAZIL                                                                      206,440,084               11.2%
                                                                                 ---------------    ---------------
INDIA -- (9.3%)
COMMON STOCKS -- (9.3%)
  Hindustan Lever, Ltd.                                              2,551,551        10,090,314                0.6%
  Infosys Technologies, Ltd.                                           312,438        18,233,541                1.0%
    ITC, Ltd.                                                        3,050,405         8,923,534                0.5%
 *Reliance Industries, Ltd.                                          1,721,955        31,126,107                1.7%
  Other Securities                                                                   103,362,567                5.5%
                                                                                 ---------------    ---------------
TOTAL -- INDIA                                                                       171,736,063                9.3%
                                                                                 ---------------    ---------------
TURKEY -- (5.4%)
COMMON STOCKS -- (5.4%)
  Akbank T.A.S.                                                      2,717,997        21,399,406                1.1%
 *Turkiye Garanti Bankasi A.S.                                       3,958,349        13,180,074                0.7%
  Turkiye Is Bankasi A.S.                                            2,403,571        20,525,736                1.1%
  Other Securities                                                                    45,305,662                2.5%
                                                                                 ---------------    ---------------
TOTAL -- TURKEY                                                                      100,410,878                5.4%
                                                                                 ---------------    ---------------
MALAYSIA -- (5.2%)
COMMON STOCKS -- (5.2%)
  Malayan Banking Berhad                                             2,815,700         8,347,231                0.5%
  Tenaga Nasional Berhad                                             3,662,800         9,508,854                0.5%
  Other Securities                                                                    78,682,477                4.2%
                                                                                 ---------------    ---------------
TOTAL -- MALAYSIA                                                                     96,538,562                5.2%
                                                                                 ---------------    ---------------
ISRAEL -- (4.5%)
COMMON STOCKS -- (4.5%)
  Bank Hapoalim, Ltd.                                                2,309,640        10,015,998                0.5%
  Bank Leumi Le-Israel                                               2,802,069        10,059,225                0.5%
  Israel Chemicals, Ltd.                                             2,410,526         8,854,721                0.5%
  Teva Pharmaceutical Industries, Ltd.                                 418,280        17,043,485                0.9%
  Other Securities                                                                    37,369,749                2.1%
                                                                                 ---------------    ---------------
TOTAL -- ISRAEL                                                                       83,343,178                4.5%
                                                                                 ---------------    ---------------
UNITED STATES -- (3.4%)
COMMON STOCKS -- (3.4%)
  Banco Santander Chile Sponsored ADR                                  295,998        12,801,914                0.7%
  Empresa Nacional de Electricidad SA ADR                              514,018        15,399,979                0.8%
  Other Securities                                                                    35,167,750                1.9%
                                                                                 ---------------    ---------------
TOTAL -- UNITED STATES                                                                63,369,643                3.4%
                                                                                 ---------------    ---------------
INDONESIA -- (2.9%)
COMMON STOCKS -- (2.9%)
  PT Telekomunikasi Indonesia (Persero) Tbk                         37,153,640        20,420,317                1.1%
  Other Securities                                                                    33,152,907                1.8%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   53,573,224                2.9%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                           698                0.0%
                                                                                 ---------------    ---------------
TOTAL -- INDONESIA                                                                    53,573,922                2.9%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
THAILAND -- (2.7%)
COMMON STOCKS -- (2.7%)
  Advance Info Service Public Co., Ltd. (Foreign)                    5,982,000   $    14,358,540                0.8%
  Other Securities                                                                    35,582,502                1.9%
                                                                                 ---------------    ---------------
TOTAL -- THAILAND                                                                     49,941,042                2.7%
                                                                                 ---------------    ---------------
HUNGARY -- (2.4%)
COMMON STOCKS -- (2.4%)
  Gedeon Richter, Ltd.                                                  46,937         8,371,552                0.4%
  Magyar olaj-Es Gazipari RT                                           168,429        15,945,310                0.9%
  Orszagos Takerekpenztar es Keresdelmi Bank RT                        386,220        12,693,579                0.7%
  Other Securities                                                                     7,813,870                0.4%
                                                                                 ---------------    ---------------
TOTAL -- HUNGARY                                                                      44,824,311                2.4%
                                                                                 ---------------    ---------------
POLAND -- (2.3%)
COMMON STOCKS -- (2.3%)
  Other Securities                                                                    43,000,389                2.3%
                                                                                 ---------------    ---------------
PHILIPPINES -- (2.1%)
COMMON STOCKS -- (2.1%)
  Philippine Long Distance Telephone Co.                               347,030        11,116,095                0.6%
  Other Securities                                                                    27,457,668                1.5%
                                                                                 ---------------    ---------------
TOTAL -- PHILIPPINES                                                                  38,573,763                2.1%
                                                                                 ---------------    ---------------
ARGENTINA -- (1.1%)
COMMON STOCKS -- (1.1%)
  Other Securities                                                                    19,647,604                1.1%
                                                                                 ---------------    ---------------
CZECH REPUBLIC -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities                                                                    11,715,961                0.6%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS  -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05
   (Collateralized by $3,690,000 FHLMC Notes 4.00%, 09/22/09,
    valued at $3,616,200) to be repurchased at $3,562,384      $         3,562         3,562,000                0.2%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,192,307,138)                                                          $ 1,853,548,177              100.1%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
SOUTH KOREA -- (13.2%)
COMMON STOCKS -- (13.2%)
  Daewoo International Corp.                                            73,740   $     1,696,699                0.3%
 *Daewoo Securities Co., Ltd.                                          179,550         2,710,475                0.5%
  Doosan Heavy Industries & Construction Co., Ltd.                      60,280         1,728,812                0.3%
  Han Wha Corp.                                                         66,990         1,639,570                0.3%
  Korean Air Co., Ltd.                                                  61,380         1,614,816                0.3%
  Woori Investment & Securities Co., Ltd.                              109,610         2,277,701                0.4%
  Other Securities                                                                    60,307,914               11.1%
                                                                                 ---------------    ---------------
TOTAL -- SOUTH KOREA                                                                  71,975,987               13.2%
                                                                                 ---------------    ---------------
BRAZIL -- (12.6%)
PREFERRED STOCKS -- (11.8%)
  Companhia Paranaense de Energia-Copel Series B                   454,100,000         3,936,152                0.7%
 *Electropaulo Metropolitana SA                                     62,970,000         2,857,726                0.5%
 *Embratel Participacoes SA                                      1,086,900,000         2,954,632                0.5%
 *Gol Linhas Aereas Inteligentes SA                                     86,900         2,006,962                0.4%
  Klabin SA                                                          1,517,000         2,960,336                0.6%
  Lojas Americanas SA                                              117,290,369         3,257,622                0.6%
  Metalurgica Gerdau SA                                                175,553         3,378,011                0.6%
 *Net Servicos de Comunicacao SA                                     5,855,439         2,604,189                0.5%
  Perdigao SA NPV                                                       85,700         2,706,930                0.5%
  Sadia SA                                                           1,033,000         2,854,990                0.5%
  Suzano Bahia Sul Papel e Celullose SA                                366,142         2,110,281                0.4%
  Tele Celular Sul Participacoes SA                              1,691,540,950         4,344,961                0.8%
  Ultrapar Participacoes SA                                            144,030         2,320,429                0.4%
  Weg SA                                                             1,251,300         4,287,413                0.8%
  Other Securities                                                                    21,766,960                4.0%
                                                                                 ---------------    ---------------
TOTAL PREFERRED STOCKS                                                                64,347,594               11.8%
                                                                                 ---------------    ---------------
COMMON STOCKS -- (0.8%)
  Copesul Companhia Petroquimica do Sul                                252,100         3,661,085                0.7%
  Other Securities                                                                       852,161                0.1%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                    4,513,246                0.8%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         6,706                0.0%
                                                                                 ---------------    ---------------
TOTAL -- BRAZIL                                                                       68,867,546               12.6%
                                                                                 ---------------    ---------------
SOUTH AFRICA -- (12.5%)
COMMON STOCKS -- (12.5%)
 *African Rainbow Minerals, Ltd.                                       444,023         2,776,408                0.5%
  Alexander Forbes, Ltd.                                               832,141         1,808,264                0.3%
  Aspen Pharmacare Holdings, Ltd.                                      316,873         1,604,803                0.3%
  Ellerine Holdings, Ltd.                                              184,043         1,690,911                0.3%
  Highveld Steel & Vanadilum Corp., Ltd.                               216,434         2,800,780                0.5%
  Investec, Ltd.                                                        61,734         2,462,848                0.5%
  Medi-Clinic Corp., Ltd.                                              617,363         1,927,831                0.4%
  Reunert, Ltd.                                                        278,728         2,190,746                0.4%
  Shoprite Holdings, Ltd.                                              676,148         1,765,758                0.3%
 *Sun International, Ltd.                                              138,482         1,603,758                0.3%
  Tongaat-Hulett Group, Ltd.                                           217,929         2,535,928                0.5%
  Other Securities                                                                    44,789,663                8.2%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   67,957,698               12.5%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
*Other Securities                                                                $       149,174                0.0%
                                                                                 ---------------    ---------------
TOTAL -- SOUTH AFRICA                                                                 68,106,872               12.5%
                                                                                 ---------------    ---------------
TAIWAN -- (12.3%)
COMMON STOCKS -- (12.3%)
  Other Securities                                                                    67,173,006               12.3%
                                                                                 ---------------    ---------------
INDIA -- (9.7%)
COMMON STOCKS -- (9.7%)
  Other Securities                                                                    52,951,955                9.7%
                                                                                 ---------------    ---------------
MALAYSIA -- (7.3%)
COMMON STOCKS -- (7.3%)
  Other Securities                                                                    39,880,662                7.3%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   39,880,662                7.3%
                                                                                 ---------------    ---------------
PREFERRED STOCKS -- (0.0%)
*Other Securities                                                                          4,791                0.0%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
*Other Securities                                                                          2,416                0.0%
                                                                                 ---------------    ---------------
TOTAL -- MALAYSIA                                                                     39,887,869                7.3%
                                                                                 ---------------    ---------------
MEXICO -- (7.1%)
COMMON STOCKS -- (7.1%)
  Consorcio Ara S.A. de C.V.                                         1,015,200         4,231,202                0.8%
  Controladora Comercial Mexicana S.A. de C.V. Series B              2,191,700         3,238,659                0.6%
 *Corporacion Geo S.A. de C.V. Series B                              1,468,700         5,033,396                0.9%
 *Corporacion Interamericana de Entramiento S.A.de C.V.
    Series B                                                           843,872         1,962,400                0.4%
  Embotelladora Arca S.A. de C.V., Mexico                            1,658,900         3,651,874                0.7%
 *Empresas ICA Sociedad Controladora S.A. de C.V.                    6,492,650         2,706,040                0.5%
  Gruma S.A. de C.V. Series B                                        1,069,600         3,262,396                0.6%
  Grupo Cementos de Chihuahua S.A. de C.V.                             650,000         1,970,257                0.4%
 *Industrias S.A. de C.V. Series B                                   1,138,148         2,371,815                0.4%
  Other Securities                                                                    10,276,486                1.8%
                                                                                 ---------------    ---------------
TOTAL -- MEXICO                                                                       38,704,525                7.1%
                                                                                 ---------------    ---------------
TURKEY -- (6.1%)
COMMON STOCKS -- (6.1%)
  Akcansa Cimento Sanayi ve Ticaret A.S.                               309,894         1,767,844                0.3%
  Aksigorta A.S.                                                       324,225         2,116,539                0.4%
  Cimsa Cimento Sanayi ve Ticaret A.S.                                 259,130         1,695,086                0.3%
 *Turk Dis Ticaret Bankasi A.S.                                        612,806         2,780,743                0.5%
  Other Securities                                                                    25,152,776                4.7%
                                                                                 ---------------    ---------------
TOTAL -- TURKEY                                                                       33,512,988                6.2%
                                                                                 ---------------    ---------------
ISRAEL -- (5.0%)
COMMON STOCKS -- (5.0%)
  Ormat Industries, Ltd.                                               238,897         1,705,140                0.3%
  Other Securities                                                                    25,423,599                4.7%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   27,128,739                5.0%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        18,534                0.0%
                                                                                 ---------------    ---------------
TOTAL -- ISRAEL                                                                       27,147,273                5.0%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
THAILAND -- (3.5%)
COMMON STOCKS -- (3.5%)
  Other Securities                                                               $    19,170,138                3.5%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        48,721                0.0%
                                                                                 ---------------    ---------------
TOTAL -- THAILAND                                                                     19,218,859                3.5%
                                                                                 ---------------    ---------------
INDONESIA -- (3.2%)
COMMON STOCKS -- (3.2%)
  PT Astra Agro Lestari Tbk                                          6,656,000         3,643,754                0.7%
  PT Kalbe Farma Tbk                                                27,324,600         2,420,499                0.5%
  Other Securities                                                                    11,513,379                2.0%
                                                                                 ---------------    ---------------
TOTAL -- INDONESIA                                                                    17,577,632                3.2%
                                                                                 ---------------    ---------------
POLAND -- (2.4%)
COMMON STOCKS -- (2.4%)
  Other Securities                                                                    12,973,168                2.4%
                                                                                 ---------------    ---------------
CHILE -- (2.0%)
COMMON STOCKS -- (2.0%)
 *Corpbanca SA                                                     466,016,129         2,705,464                0.5%
  Cristalerias de Chile SA                                             153,324         1,707,541                0.3%
  Other Securities                                                                     6,643,301                1.2%
                                                                                 ---------------    ---------------
TOTAL -- CHILE                                                                        11,056,306                2.0%
                                                                                 ---------------    ---------------
PHILIPPINES -- (1.3%)
COMMON STOCKS -- (1.3%)
  Other Securities                                                                     6,848,581                1.3%
                                                                                 ---------------    ---------------
HUNGARY -- (1.0%)
COMMON STOCKS -- (1.0%)
  Other Securities                                                                     5,538,193                1.0%
                                                                                 ---------------    ---------------
ARGENTINA -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                     2,388,629                0.4%
                                                                                 ---------------    ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                         9,467                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $2,534,000 FHLMC Notes
    4.00%, 09/22/09, valued at $2,483,320) to be
    repurchased at $2,446,264                                  $         2,446         2,446,000                0.5%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $431,461,063)                                                            $   546,384,856              100.2%
                                                                                 ===============    ===============

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                        FACE
                                                       AMOUNT              VALUE+
                                                     ----------   ---------------
                                                        (000)
UNITED STATES -- (62.3%)
AGENCY OBLIGATIONS -- (28.2%)
Federal Farm Credit Bank
   2.250%, 09/01/06                                  $   10,000   $     9,826,880
   2.600%, 09/07/06                                       8,600         8,469,994
   2.750%, 09/29/06                                      50,000        49,239,750
   4.125%, 11/14/06                                      29,975        29,818,261
   2.550%, 02/27/07                                      26,500        25,793,245
Federal Home Loan Bank
   2.875%, 08/15/06                                      54,000        53,354,916
   2.625%, 10/16/06                                      38,000        37,346,438
   2.750%, 11/15/06                                      36,000        35,357,580
   2.750%, 12/15/06                                      20,000        19,612,440
Federal Home Loan Mortgage
  Corporation
   2.750%, 08/15/06                                       6,000         5,923,182
   2.750%, 10/15/06                                      66,000        64,977,000
   2.875%, 12/15/06                                      60,000        58,912,980
   2.375%, 02/15/07                                      19,000        18,490,857
Federal National Mortgage Association
   3.125%, 07/15/06                                      52,000        51,536,472
   4.375%, 10/15/06                                      54,700        54,607,393
   2.625%, 11/15/06                                      25,000        24,527,275
                                                                  ---------------
TOTAL AGENCY OBLIGATIONS                                              547,794,663
                                                                  ---------------
BONDS -- (23.5%)
Bank of America Corp.
   7.125%, 09/15/06                                       7,095         7,215,757
   5.250%, 02/01/07                                      15,000        15,069,810
Bayerische Landesbank
   2.600%, 10/16/06                                      39,625        38,922,290
Citigroup, Inc.
   5.750%, 05/10/06                                      38,050        38,229,672
   5.500%, 08/09/06                                      12,400        12,466,067
   5.000%, 03/06/07                                       8,000         8,016,896
General Electric Capital Corp.
   2.970%, 07/26/06                                      52,000        51,463,568
KFW International Finance, Inc.
   5.250%, 06/28/06                                      53,000        53,144,796
Landesbank Baden-Wuerttemberg
   4.150%, 03/30/07                                      51,000        50,376,678
Toyota Motor Credit Corp.
   2.900%, 07/14/06                                      53,000        52,450,708
US Bank NA
   2.850%, 11/15/06                                      54,350        53,193,867
Wal-Mart Stores, Inc.
   5.450%, 08/01/06                                      32,600        32,772,356
Wells Fargo & Co.
   5.900%, 05/21/06                                      41,820        42,031,985
                                                                  ---------------
TOTAL BONDS                                                           455,354,450
                                                                  ---------------
COMMERCIAL PAPER -- (10.6%)
Ciesco L.P.
   3.940%, 12/06/05                                      27,000        26,984,775
   3.950%, 12/08/05                                      19,200        19,184,842
Electricite de France
   3.600%, 01/13/06                                  $   10,000   $     9,949,797
Ixis Commercial Paper
   4.320%, 07/06/06                                      49,200        47,858,921
Queensland Treasury Corp.
   4.280%, 07/12/06                                      50,000        48,598,815
UBS Finance Delaware, Inc.
   4.270%, 07/17/06                                      32,000        31,082,730
   4.265%, 07/21/06                                      22,000        21,358,172
                                                                  ---------------
TOTAL COMMERCIAL PAPER                                                205,018,052
                                                                  ---------------
TOTAL -- UNITED STATES                                              1,208,167,165
                                                                  ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (13.0%)
BONDS -- (13.0%)
Asian Development Bank
   4.875%, 02/05/07                                      50,000        50,112,500
European Investment Bank
   3.000%, 08/15/06                                      52,600        52,079,523
Inter-American Development Bank
   6.625%, 03/07/07                                      43,503        44,527,844
International Finance Corp.
   5.250%, 05/02/06                                      25,400        25,450,393
   4.750%, 04/30/07                                      28,000        28,007,504
World Bank (International Bank for
  Reconstruction & Development)
   5.000%, 03/28/06                                      16,487        16,523,601
   6.625%, 08/21/06                                      15,000        15,210,525
   4.375%, 09/28/06                                      20,000        19,983,920
                                                                  ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS                                            251,895,810
                                                                  ---------------
CANADA -- (10.1%)
BONDS -- (10.1%)
British Columbia, Province of
   4.625%, 10/03/06                                      48,040        48,029,431
Canada, Government of
   6.750%, 08/28/06                                      45,245        45,947,248
Manitoba, Province of
   4.250%, 11/20/06                                      51,000        50,804,313
Ontario, Province of
   2.650%, 12/15/06                                      52,684        51,631,742
                                                                  ---------------
TOTAL -- CANADA                                                       196,412,734
                                                                  ---------------
GERMANY -- (2.7%)
BONDS -- (2.7%)
Landwirtschaft Rentenbank
   4.500%, 10/23/06                                      50,100        50,029,509
   4.875%, 03/12/07                                       2,000         2,002,830
                                                                  ---------------
TOTAL -- GERMANY                                                       52,032,339
                                                                  ---------------
SPAIN -- (2.6%)
BONDS -- (2.6%)
Instituto de Credito Oficial
   4.625%, 11/29/06                                      50,500        50,354,055
                                                                  ---------------

                                                        FACE
                                                       AMOUNT              VALUE+
                                                     ----------   ---------------
                                                       (000)
NORWAY -- (2.6%)
BONDS -- (2.6%)
 Eksportfinans ASA
   5.750%, 06/06/06                                  $   50,000   $    50,279,300
                                                                  ---------------
SWEDEN -- (2.5%)
BONDS -- (2.5%)
 Swedish Export Credit Corp.
   2.875%, 01/26/07                                      50,000        48,968,850
                                                                  ---------------
AUSTRIA -- (2.4%)
BONDS -- (2.4%)
 Oesterreichische Kontrollbank AG
   5.125%, 03/20/07                                      46,000        46,328,394
                                                                  ---------------
UNITED KINGDOM -- (1.3%)
BONDS -- (1.3%)
 BP Capital Markets P.L.C.
   2.750%, 12/29/06                                      25,947        25,375,284
                                                                  ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
  12/01/05 (Collateralized by $9,117,000 FHLMC Notes
  4.00%, 09/22/09, valued at $8,934,660) to be
  repurchased at $8,802,949                               8,802         8,802,000
                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,955,942,597)                                           $ 1,938,615,931
                                                                  ===============

                 See accompanying Notes to Financial Statements.

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                        FACE
                                                       AMOUNT^             VALUE+
                                                     ----------   ---------------
                                                        (000)
UNITED STATES -- (37.0%)
AGENCY OBLIGATIONS -- (19.1%)
  Federal Farm Credit Bank
      2.750%, 09/29/06                                  111,060   $   109,371,333
  Federal Home Loan Bank
      2.625%, 10/16/06                                   66,000        64,864,866
      3.375%, 02/23/07                                   37,000        36,424,539
  Federal Home Loan Mortgage
    Corporation
      2.375%, 02/15/07                                   23,000        22,383,669
     @4.625%, 02/15/07                                   48,000        57,812,559
  Federal National Mortgage Association
      4.375%, 10/15/06                                   81,000        80,862,867
      2.375%, 02/15/07                                   21,000        20,432,475
                                                                  ---------------
TOTAL AGENCY OBLIGATIONS                                              392,152,308
                                                                  ---------------
BONDS -- (17.9%)
  Bank of America Corp.
      5.250%, 02/01/07                                   52,700        52,945,266
  Citigroup, Inc.
      5.500%, 08/09/06                                   19,430        19,533,523
  General Electric Capital Corp.
      2.970%, 07/26/06                                   45,200        44,733,717
  KFW International Finance, Inc.
      5.250%, 06/28/06                                   55,600        55,751,899
  Landeskreditbank Baden-Wuerttemberg
      4.150%, 03/30/07                                   53,000        52,352,234
  Toyota Motor Credit Corp.
      3.000%, 06/09/06                                   40,000        39,678,520
      2.900%, 07/14/06                                    5,200         5,146,107
  US Bank NA
      2.850%, 11/15/06                                    7,000         6,851,096
  Wal-Mart Stores, Inc.
      5.450%, 08/01/06                                   28,323        28,472,744
  Washington Mutual Finance Corp.
      6.250%, 05/15/06                                   21,079        21,226,574
  Wells Fargo & Co.
      5.900%, 05/21/06                                   40,035        40,237,937
                                                                  ---------------
TOTAL BONDS                                                           366,929,617
                                                                  ---------------
TOTAL -- UNITED STATES                                                759,081,925
                                                                  ---------------
CANADA -- (15.4%)
BONDS -- (15.4%)
  British Columbia, Province of
  (A) 4.625%, 10/03/06                                   48,500        48,489,330
      5.250%, 12/01/06                                   13,000        11,297,570
  Canada Housing Trust
      5.100%, 09/15/07                                   45,000        39,393,562
  Canada, Government of
      3.000%, 06/01/07                                   67,000        56,798,243
  General Electric Capital Canada, Inc.
      5.300%, 07/24/07                                   60,000        52,498,007
  Manitoba, Province of
  (A) 4.250%, 11/20/06                                   47,000        46,819,661
  Ontario, Province of
  (A) 2.650%, 12/15/06                                    1,000   $       980,027
      5.200%, 03/08/07                                   68,500        59,663,961
                                                                  ---------------
TOTAL -- CANADA                                                       315,940,361
                                                                  ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (14.0%)
BONDS -- (14.0%)
  Asian Development Bank
      4.875%, 02/05/07                                   51,500        51,615,875
  Council of Europe Development Bank
      4.875%, 01/23/07                                   53,000        53,206,435
  European Bank For Reconstruction &
    Development
      5.375%, 06/15/06                                   49,700        49,881,256
  European Investment Bank
     @2.625%, 10/15/07                                   49,000        57,634,186
  Inter-American Development Bank
      6.625%, 03/07/07                                   10,600        10,849,715
  International Finance Corp.
      4.750%, 04/30/07                                    7,700         7,702,063
  World Bank (International Bank for
    Reconstruction & Development)
  ^^^ 3.000%, 06/04/07                                   14,800        12,540,325
  ^^^ 4.375%, 09/28/06                                   44,500        44,464,222
                                                                  ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS                                            287,894,077
                                                                  ---------------
GERMANY -- (8.4%)
BONDS -- (8.4%)
  BundesObligation
    @ 4.000%, 02/16/07                                   20,000        23,939,140
  Landesbank Hessen-Thuringen
  Girozentrale
  ^^^ 5.375%, 12/28/06                                   16,393        14,244,016
  ^^^ 4.000%, 06/04/07                                   33,183        28,426,993
  Landeskreditbank Baden-
    Wuerttemberg-Foerderbank
  (A) 4.875%, 01/30/07                                   53,000        53,076,532
  Landwirtschaft Rentenbank
  (A) 4.500%, 10/23/06                                   49,737        49,667,020
  (A) 4.875%, 03/12/07                                    3,000         3,004,245
                                                                  ---------------
TOTAL -- GERMANY                                                      172,357,946
                                                                  ---------------
SWEDEN -- (5.6%)
BONDS -- (5.6%)
  Swedish Export Credit Corp.
  (A) 4.625%, 11/06/06                                   23,000        22,993,031
  (A) 2.875%, 01/26/07                                   35,000        34,278,195
  Swedish Government
      8.000%, 08/15/07                                  430,000        58,112,210
                                                                  ---------------
TOTAL -- SWEDEN                                                       115,383,436
                                                                  ---------------

                                                        FACE
                                                       AMOUNT^             VALUE+
                                                     ----------   ---------------
                                                        (000)
NETHERLANDS -- (4.8%)
BONDS -- (4.8%)
  Bank Nederlandse Gemeenten
  (A) 4.500%, 12/14/06                                   43,000   $    42,917,999
    @ 2.875%, 05/15/07                                   13,500        15,939,034
  Nederlandse Waterschapsbank NV
  (A) 6.875%, 10/26/06                                   10,000        10,174,950
  Rabobank
  (A) 5.750%, 05/25/06                                   30,000        30,149,700
                                                                  ---------------
TOTAL -- NETHERLANDS                                                   99,181,683
                                                                  ---------------
AUSTRIA -- (3.0%)
BONDS -- (3.0%)
  Bank Austria Creditanstalt AG
  (A) 5.750%, 06/08/06                                   10,000        10,049,240
  Oesterreichische Kontrollbank AG
  (A) 5.125%, 03/20/07                                   50,000        50,356,950
                                                                  ---------------
TOTAL -- AUSTRIA                                                       60,406,190
                                                                  ---------------
SPAIN -- (2.7%)
  BONDS -- (2.7%)
  Instituto de Credito Oficial
  (A) 4.625%, 11/29/06                                   56,000        55,838,160
                                                                  ---------------
NORWAY -- (2.3%)
BONDS -- (2.3%)
  Eksportfinans ASA
  (A) 5.750%, 06/06/06                                   45,700        45,955,280
                                                                  ---------------
DENMARK -- (2.1%)
BONDS -- (2.1%)
  Denmark, Kingdom of
  (A) 5.125%, 12/28/06                                   43,000        43,247,637
                                                                  ---------------
AUSTRALIA -- (1.5%)
BONDS -- (1.5%)
  BOS International Australia, Ltd.
  ^^^ 3.500%, 01/22/07                                   35,922        30,614,695
                                                                  ---------------
UNITED KINGDOM -- (1.4%)
BONDS -- (1.4%)
  BP Capital Markets P.L.C
  (A) 2.350%, 06/15/06                                   14,000   $    13,839,714
  (A) 2.750%, 12/29/06                                   15,066        14,734,036
                                                                  ---------------
TOTAL -- UNITED KINGDOM                                                28,573,750
                                                                  ---------------
FRANCE -- (0.7%)
BONDS -- (0.7%)
  Dexia Municipal Agency
  (A) 5.125%, 09/11/06                                   15,000        15,033,450
                                                                  ---------------
TEMPORARY CASH
  INVESTMENTS -- (1.1%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $23,223,000
    FHLMC Notes 4.00%, 09/22/09, valued at
    $22,758,540) to be repurchased at $22,424,417        22,422        22,422,000
                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,069,784,335)                                           $ 2,051,930,590
                                                                  ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              THE U.S.        THE ENHANCED        THE U.S.          THE U.S.
                                                               LARGE           U.S. LARGE        LARGE CAP          SMALL XM
                                                              COMPANY           COMPANY            VALUE              VALUE
                                                              SERIES             SERIES           SERIES             SERIES
                                                          ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $527,474,
  $0, $388,836 and $5,753 of securities
  on loan, respectively)                                  $     4,152,524   $       311,263   $     5,790,361   $       170,868
Temporary Cash Investments at Value
  (Cost $621,459, $1,007, $504,113 and $8,740,
  respectively)                                                   621,459             1,007           504,113             8,740
Cash                                                                3,440                --                 1                 1
Receivables:
  Investment Securities Sold                                           --                --             2,851               428
  Dividends and Interest                                            9,548             2,884            14,566               170
  Securities Lending Income                                            40                --                77                 8
  Fund Shares Sold                                                  1,175               106             6,570                --
Unrealized Gain on Swap Contracts                                      --               915                --                --
Prepaid Expenses and Other Assets                                      19                 6                 5                --
                                                          ---------------   ---------------   ---------------   ---------------
    Total Assets                                                4,788,205           316,181         6,318,544           180,215
                                                          ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                547,804                --           411,053             6,003
  Investment Securities Purchased                                      --                --            75,090             1,188
  Fund Shares Redeemed                                                865                --                28               337
  Due to Advisor                                                       87                13               478                14
Unrealized Loss on Forward Currency Contracts                          --               590                --                --
Payable for Futures Margin Variation                                  486             1,932                --                --
Accrued Expenses and Other Liabilities                                251                38               308                17
                                                          ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                             549,493             2,573           486,957             7,559
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $     4,238,712   $       313,608   $     5,831,587   $       172,656
                                                          ===============   ===============   ===============   ===============
SHARES OUTSTANDING $0.01 PAR VALUE                                    N/A        34,195,961       278,858,629        13,855,199
                                                          ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                                     N/A   $          9.17   $         20.91   $         12.46
                                                          ===============   ===============   ===============   ===============
Investments at Cost                                       $     3,066,866   $       313,046   $     4,550,476   $       155,100
                                                          ===============   ===============   ===============   ===============

                                                              THE U.S.          THE U.S.          THE U.S.          THE DFA
                                                             SMALL CAP           SMALL              MICRO        INTERNATIONAL
                                                               VALUE              CAP                CAP             VALUE
                                                               SERIES            SERIES            SERIES            SERIES
                                                          ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $326,405, $219,231,
  $281,975 and $160,339 of securities on loan,
  respectively)                                           $     7,442,417   $     2,877,945   $     3,916,428   $     4,347,740
Temporary Cash Investments at Value (Cost $442,933,
  $248,380, $358,582 and $204,407, respectively)                  442,933           248,380           358,582           204,407
Foreign Currencies at Value                                            --                --                --            17,895
Cash                                                                    1                 1                17                15
Receivables:
  Investment Securities Sold                                       11,143             2,800            11,233             3,347
  Dividends, Interest and Tax Reclaims                              4,807             1,462             1,596             9,950
  Securities Lending Income                                           330               389               728               123
  Fund Shares Sold                                                  2,471               823               966             5,801
Prepaid Expenses and Other Assets                                       7                 3                23                 4
                                                          ---------------   ---------------   ---------------   ---------------
    Total Assets                                                7,904,109         3,131,803         4,289,573         4,589,282
                                                          ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                347,312           232,525           304,684           182,868
  Investment Securities Purchased                                  27,980             4,643            31,790            37,662
  Fund Shares Redeemed                                                247                --                --                25
  Due to Advisor                                                    1,249                73               324               718
Accrued Expenses and Other Liabilities                                422               163               237               311
                                                          ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                             377,210           237,404           337,035           221,584
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $     7,526,899   $     2,894,399   $     3,952,538   $     4,367,698
                                                          ===============   ===============   ===============   ===============
SHARES OUTSTANDING $0.01 PAR VALUE                            316,092,637       173,029,885       328,697,370       252,490,873
                                                          ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                         $         23.81   $         16.73   $         12.02   $         17.30
                                                          ===============   ===============   ===============   ===============
Investments at Cost                                       $     5,994,875   $     2,499,280   $     3,122,486   $     3,385,948
                                                          ===============   ===============   ===============   ===============
Foreign Currencies at Cost                                $            --   $            --   $            --   $        17,951
                                                          ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                                  THE            THE UNITED           THE
                                                            THE JAPANESE      ASIA PACIFIC        KINGDOM         CONTINENTAL
                                                               SMALL             SMALL             SMALL             SMALL
                                                              COMPANY           COMPANY           COMPANY           COMPANY
                                                               SERIES            SERIES            SERIES           SERIES
                                                          ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $326,167, $76,239,
  $4,185 and $125,124 of securities on loan,
  respectively)                                           $     1,143,225   $       391,610   $       640,476   $       977,770
Temporary Cash Investments at Value (Cost $355,629,
  $87,090, $6,602 and $136,742, respectively)                     355,629            87,090             6,602           136,742
Foreign Currencies at Value                                         2,200             1,789               776             1,601
Cash                                                                   15                16                16                15
Receivables:
  Investment Securities Sold                                        1,643             2,254               412             2,667
  Dividends, Interest and Tax Reclaims                              3,246             1,897               983             1,206
  Securities Lending Income                                           454                86                 4               147
  Fund Shares Sold                                                    838                --                --               350
Prepaid Expenses and Other Assets                                       1                --                 1                 1
                                                          ---------------   ---------------   ---------------   ---------------
    Total Assets                                                1,507,251           484,742           649,270         1,120,499
                                                          ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                350,934            86,167             4,555           134,668
  Investment Securities Purchased                                   4,688             2,558             1,559             3,702
  Due to Advisor                                                       94                32                52                81
Accrued Expenses and Other Liabilities                                106                62                66               110
                                                          ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                             355,822            88,819             6,232           138,561
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $     1,151,429   $       395,923   $       643,038   $       981,938
                                                          ===============   ===============   ===============   ===============
Investments at Cost                                       $       971,635   $       368,316   $       512,828   $       701,655
                                                          ===============   ===============   ===============   ===============
Foreign Currencies at Cost                                $         2,202   $         1,788   $           790   $         1,594
                                                          ===============   ===============   ===============   ===============

                                                                                  THE
                                                                THE             EMERGING          THE DFA           THE DFA
                                                              EMERGING          MARKETS           ONE-YEAR      TWO-YEAR GLOBAL
                                                              MARKETS          SMALL CAP        FIXED INCOME     FIXED INCOME
                                                               SERIES            SERIES            SERIES           SERIES
                                                          ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value                                      $     1,849,986   $       543,939   $     1,929,814   $     2,029,509
Temporary Cash Investments at Value (Cost $3,562,
  $2,446, $8,802 and $22,422, respectively)                         3,562             2,446             8,802            22,422
Foreign Currencies at Value                                           694               426                --             9,878
Cash                                                                  108                12                --                15
Receivables:
  Investment Securities Sold                                        1,248                --                --                --
  Dividends, Interest and Tax Reclaims                              1,880               576            15,418            32,103
  Fund Shares Sold                                                  1,254               238                --                71
Prepaid Expenses and Other Assets                                       2                 1                 2                 2
                                                          ---------------   ---------------   ---------------   ---------------
    Total Assets                                                1,858,734           547,638         1,954,036         2,094,000
                                                          ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                   2,086             1,468                --            19,731
  Fund Shares Redeemed                                                 --                --               292               554
  Due to Advisor                                                      150                87                82                86
Unrealized Loss on Forward
Currency Contracts                                                     --                --                --             5,262
Deferred Thailand Capital Gains Tax                                 3,603               610                --                --
Accrued Expenses and Other Liabilities                                330               202               118               132
                                                          ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                               6,169             2,367               492            25,765
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $     1,852,565   $       545,271   $     1,953,544   $     2,068,235
                                                          ===============   ===============   ===============   ===============
SHARES OUTSTANDING $ 0.01 PAR VALUE                                   N/A               N/A       196,591,485       210,492,710
                                                          ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                                     N/A               N/A   $          9.94   $          9.83
                                                          ===============   ===============   ===============   ===============
Investments at Cost                                       $     1,188,745   $       429,015   $     1,947,141   $     2,047,362
                                                          ===============   ===============   ===============   ===============
Foreign Currencies at Cost                                $           687   $           424   $            --   $         9,876
                                                          ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

                                                              THE U.S.         THE ENHANCED         THE U.S.         THE U.S.
                                                               LARGE            U.S. LARGE         LARGE CAP         SMALL XM
                                                              COMPANY            COMPANY             VALUE             VALUE
                                                               SERIES             SERIES            SERIES            SERIES
                                                          ---------------    ---------------    ---------------   ---------------
INVESTMENT INCOME
  Dividends                                               $        71,794                 --    $        77,074   $         1,697
  Interest                                                          2,110    $         8,407              4,034                64
  Income from Securities Lending                                      317                 --              1,383                79
                                                          ---------------    ---------------    ---------------   ---------------
      Total Investment Income                                      74,221              8,407             82,491             1,840
                                                          ---------------    ---------------    ---------------   ---------------
EXPENSES
  Investment Advisory Services Fees                                   967                134              4,847               182
  Accounting & Transfer Agent Fees                                    580                258              1,262                29
  Custodian Fees                                                      135                 38                461                17
  Legal Fees                                                           14                 11                  1                 1
  Audit Fees                                                           38                  2                 47                 2
  S&P 500 Fees                                                         80                  8                 --                --
  Shareholders' Reports                                                39                 --                 47                 1
  Trustees' Fees & Expenses                                            22                  2                 44                 1
  Other                                                                66                  8                 74                25
                                                          ---------------    ---------------    ---------------   ---------------
      Total Expenses                                                1,941                461              6,783               258
                                                          ---------------    ---------------    ---------------   ---------------
  NET INVESTMENT INCOME (LOSS)                                     72,280              7,946             75,708             1,582
                                                          ---------------    ---------------    ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on
  Investment Securities Sold                                      (28,767)              (853)           200,126            17,330
  Net Realized Gain (Loss) on Futures                               5,427             19,024                 --                --
  Net Realized Gain (Loss) on Foreign
  Currency Transactions                                                --              1,331                 --                --
  Net Realized Gain (Loss) on Swap Contracts                           --              1,285                 --                --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign
    Currency                                                      274,881             (1,810)           400,320             2,075
    Futures                                                          (507)            (5,647)                --                --
    Swap Contracts                                                     --               (732)                --                --
    Translation of Foreign Currency Denominated Amounts                --               (841)                --                --
                                                          ---------------    ---------------    ---------------   ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                         251,034             11,757            600,446            19,405
                                                          ---------------    ---------------    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $       323,314    $        19,703    $       676,154   $        20,987
                                                          ===============    ===============    ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                              THE U.S.           THE U.S.         THE U.S.            THE DFA
                                                             SMALL CAP            SMALL            MICRO           INTERNATIONAL
                                                               VALUE               CAP              CAP                VALUE
                                                              SERIES              SERIES           SERIES              SERIES
                                                          ---------------    ---------------   ---------------    ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $0, $0, $0 and $8,447, respectively)                  $        60,283    $        21,795   $        24,646    $       102,361
  Interest                                                          3,003                869             1,223                570
  Income from Securities Lending                                    4,428              3,834             6,919              4,357
                                                          ---------------    ---------------   ---------------    ---------------
       Total Investment Income                                     67,714             26,498            32,788            107,288
                                                          ---------------    ---------------   ---------------    ---------------
EXPENSES
  Investment Advisory Services Fees                                13,703                786             3,497              7,219
  Accounting & Transfer Agent Fees                                  1,791                684               913              1,331
  Custodian Fees                                                      653                250               333                806
  Legal Fees                                                            5                  7                 2                 17
  Audit Fees                                                           67                 24                34                 34
  Shareholders' Reports                                                69                 26                35                 31
  Trustees' Fees & Expenses                                            50                 23                22                 37
  Other                                                               112                 41                61                125
                                                          ---------------    ---------------   ---------------    ---------------
       Total Expenses                                              16,450              1,841             4,897              9,600
                                                          ---------------    ---------------   ---------------    ---------------
  NET INVESTMENT INCOME (LOSS)                                     51,264             24,657            27,891             97,688
                                                          ---------------    ---------------   ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold          791,360            235,770           409,242            132,514
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                       --                 --                --             (1,607)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                    (60,062)            11,172           (55,490)           292,697
    Translation of Foreign Currency Denominated Amounts                --                 --                --               (566)
                                                          ---------------    ---------------   ---------------    ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                         731,298            246,942           353,752            423,038
                                                          ---------------    ---------------   ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $       782,562    $       271,599   $       381,643    $       520,726
                                                          ===============    ===============   ===============    ===============

                 See accompanying Notes to Financial Statements.

                                                                                    THE            THE UNITED            THE
                                                            THE JAPANESE       ASIA PACIFIC          KINGDOM         CONTINENTAL
                                                               SMALL               SMALL              SMALL             SMALL
                                                              COMPANY             COMPANY            COMPANY           COMPANY
                                                               SERIES             SERIES             SERIES             SERIES
                                                          ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $784, $334, $0 and $2,704, respectively)              $        10,405    $        15,440    $        16,687    $        18,376
  Interest                                                            204                 80                133                190
  Income from Securities Lending                                    4,174                866                 74              1,966
                                                          ---------------    ---------------    ---------------    ---------------
      Total Investment Income                                      14,783             16,386             16,894             20,532
                                                          ---------------    ---------------    ---------------    ---------------
EXPENSES
  Investment Advisory Services Fees                                   857                356                495                856
  Accounting & Transfer Agent Fees                                    651                399                484                654
  Custodian Fees                                                      286                186                102                455
  Legal Fees                                                            4                  2                  2                  4
  Audit Fees                                                            8                  3                  5                  8
  Shareholders' Reports                                                 7                 --                  4                  7
  Trustees' Fees & Expenses                                            10                  4                  5                  8
  Other                                                                30                  8                 10                 29
                                                          ---------------    ---------------    ---------------    ---------------
      Total Expenses                                                1,853                958              1,107              2,021
                                                          ---------------    ---------------    ---------------    ---------------
  NET INVESTMENT INCOME (LOSS)                                     12,930             15,428             15,787             18,511
                                                          ---------------    ---------------    ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold           24,072             15,727             14,748             98,606
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                     (553)                33               (335)              (312)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                    202,804                 77             30,824             17,382
    Translation of Foreign Currency Denominated Amounts              (324)               (11)                (3)              (163)
                                                          ---------------    ---------------    ---------------    ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                         225,999             15,826             45,234            115,513
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $       238,929    $        31,254    $        61,021    $       134,024
                                                          ===============    ===============    ===============    ===============

                 See accompanying Notes to Financial Statements.

                                                                                   THE
                                                                THE              EMERGING            THE DFA           THE DFA
                                                              EMERGING           MARKETS            ONE-YEAR       TWO-YEAR GLOBAL
                                                              MARKETS           SMALL CAP         FIXED INCOME      FIXED INCOME
                                                               SERIES             SERIES             SERIES            SERIES
                                                          ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $5,829, $1,142, $0 and $0, respectively)              $        46,527    $        11,691                 --                 --
  Interest                                                         12,113                114    $        62,559    $        57,643
                                                          ---------------    ---------------    ---------------    ---------------
      Total Investment Income                                      58,640             11,805             62,559             57,643
                                                          ---------------    ---------------    ---------------    ---------------
EXPENSES
  Investment Advisory Services Fees                                 1,478                741              1,003                941
  Accounting & Transfer Agent Fees                                    814                401                429                762
  Custodian Fees                                                    1,616                651                173                137
  Legal Fees                                                            7                  1                 25                 11
  Audit Fees                                                           15                  4                 20                 18
  Shareholders' Reports                                                13                  1                 17                 16
  Trustees' Fees & Expenses                                            15                  4                 10                 13
  Other                                                                54                 14                 32                 26
                                                          ---------------    ---------------    ---------------    ---------------
      Total Expenses                                                4,012              1,817              1,709              1,924
                                                          ---------------    ---------------    ---------------    ---------------
  NET INVESTMENT INCOME (LOSS)                                     54,628              9,988             60,850             55,719
                                                          ---------------    ---------------    ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold           36,298             14,368             (5,933)           (11,188)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                   (1,337)              (730)                --             10,253
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                    317,021             60,507             (9,874)           (11,917)
    Translation of Foreign Currency Denominated Amounts               (14)               (37)                --             (7,000)
  Deferred Thailand Capital Gains Tax                                  73                (82)                --                 --
                                                          ---------------    ---------------    ---------------    ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                         352,041             74,026            (15,807)           (19,852)
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $       406,669    $        84,014    $        45,043    $        35,867
                                                          ===============    ===============    ===============    ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                  THE U.S.                    THE ENHANCED
                                                               LARGE COMPANY               U.S. LARGE COMPANY
                                                                   SERIES                        SERIES
                                                         --------------------------    --------------------------
                                                             YEAR           YEAR           YEAR           YEAR
                                                             ENDED          ENDED          ENDED          ENDED
                                                           NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                             2005           2004           2005           2004
                                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                           $    72,280    $    65,462    $     7,946    $     2,781
  Net Realized Gain (Loss) on Investment
    Securities Sold                                          (28,767)        (2,763)          (853)          (321)
  Net Realized Gain (Loss) on Futures                          5,427          9,374         19,024         13,917
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                         --             --          1,331         (1,063)
  Net Realized Gain (Loss) on Swap Contracts                      --             --          1,285          1,633
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency               274,881        317,965         (1,810)           277
    Futures                                                     (507)           714         (5,647)         1,966
    Swap Contracts                                                --             --           (732)         1,337
    Translation of Foreign Currency
      Denominated Amounts                                         --             --           (841)           251
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                              323,314        390,752         19,703         20,778
                                                         -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                           --             --         (8,787)        (1,998)
  Net Short-Term Gains                                            --             --             --             --
  Net Long-Term Gains                                             --             --             --             --
                                                         -----------    -----------    -----------    -----------
    Total Distributions                                           --             --         (8,787)        (1,998)
                                                         -----------    -----------    -----------    -----------
Capital Share Transactions (b):
  Shares Issued                                                   --             --         90,909         73,871
  Shares Issued in Lieu of Cash Distributions                     --             --          8,742          1,977
  Shares Redeemed                                                 --             --        (18,739)       (14,326)
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Capital
      Share Transactions                                          --             --         80,912         61,522
                                                         -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                              841,720        571,038             --             --
  Withdrawals                                               (420,241)      (468,868)            --             --
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Transactions
      in Interest                                            421,479        102,170             --             --
                                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease) in Net Assets                  744,793        492,922         91,828         80,302
NET ASSETS
  Beginning of Period                                      3,493,919      3,000,997        221,780        141,478
                                                         -----------    -----------    -----------    -----------
  End of Period                                          $ 4,238,712    $ 3,493,919    $   313,608    $   221,780
                                                         ===========    ===========    ===========    ===========
(B) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                N/A            N/A         10,210          8,760
    Shares Issued in Lieu of Cash Distributions                  N/A            N/A            962            234
    Shares Redeemed                                              N/A            N/A         (2,093)        (1,698)
                                                         -----------    -----------    -----------    -----------
                                                                 N/A            N/A          9,079          7,296
                                                         ===========    ===========    ===========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                         N/A            N/A    $       586    $     1,023

                                                                     THE U.S.                       THE U.S.
                                                                 LARGE CAP VALUE                SMALL XM VALUE
                                                                      SERIES                        SERIES
                                                            --------------------------    --------------------------
                                                                YEAR           YEAR           YEAR          YEAR
                                                                ENDED          ENDED          ENDED         ENDED
                                                              NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                                                2005           2004           2005          2004
                                                            -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                              $    75,708    $    45,093    $     1,582    $     2,059
  Net Realized Gain (Loss) on Investment
    Securities Sold                                             200,126         84,609         17,330         24,457
  Net Realized Gain (Loss) on Futures                                --             --             --             --
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                            --             --             --             --
  Net Realized Gain (Loss) on Swap Contracts                         --             --             --             --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                  400,320        496,658          2,075         22,437
    Futures                                                          --             --             --             --
    Swap Contracts                                                   --             --             --             --
    Translation of Foreign Currency
      Denominated Amounts                                            --             --             --             --
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                                 676,154        626,360         20,987         48,953
                                                            -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                         (79,209)       (33,641)        (4,014)        (1,311)
  Net Short-Term Gains                                               --             --        (10,061)       (10,132)
  Net Long-Term Gains                                            (3,972)            --        (14,166)       (10,283)
                                                            -----------    -----------    -----------    -----------
    Total Distributions                                         (83,181)       (33,641)       (28,241)       (21,726)
                                                            -----------    -----------    -----------    -----------
Capital Share Transactions (b):
  Shares Issued                                               1,391,582        857,913         21,337         59,251
  Shares Issued in Lieu of Cash Distributions                    79,551         32,697         24,689         21,565
  Shares Redeemed                                              (152,432)       (74,078)       (73,441)       (80,125)
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Capital
      Share Transactions                                      1,318,701        816,532        (27,415)           691
                                                            -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                                      --             --             --             --
  Withdrawals                                                        --             --             --             --
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Transactions
      in Interest                                                    --             --             --             --
                                                            -----------    -----------    -----------    -----------
    Total Increase (Decrease) in Net Assets                   1,911,674      1,409,251        (34,669)        27,918
NET ASSETS
  Beginning of Period                                         3,919,913      2,510,662        207,325        179,407
                                                            -----------    -----------    -----------    -----------
  End of Period                                             $ 5,831,587    $ 3,919,913    $   172,656    $   207,325
                                                            ===========    ===========    ===========    ===========
(B) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                71,023         50,791          1,820          5,275
    Shares Issued in Lieu of Cash Distributions                   4,005          1,939          2,171          2,056
    Shares Redeemed                                              (7,495)        (4,363)        (6,321)        (7,080)
                                                            -----------    -----------    -----------    -----------
                                                                 67,533         48,367         (2,330)           251
                                                            ===========    ===========    ===========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                    $     9,656    $    13,157    $       126    $       802

                 See accompanying Notes to Financial Statements.

                                                                  THE U.S.                      THE U.S.
                                                              SMALL CAP VALUE                  SMALL CAP
                                                                   SERIES                        SERIES
                                                         --------------------------    --------------------------
                                                             YEAR           YEAR           YEAR           YEAR
                                                             ENDED          ENDED          ENDED          ENDED
                                                           NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                             2005           2004           2005           2004
                                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                           $    51,264    $    41,172    $    24,657    $    15,072
  Net Realized Gain (Loss) on Investment
    Securities Sold                                          791,360        580,495        235,770        113,151
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                         --             --             --             --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                                               (60,062)       685,887         11,172        180,068
    Translation of Foreign Currency
      Denominated Amounts                                         --             --             --             --
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                              782,562      1,307,554        271,599        308,291
                                                         -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                      (92,273)       (18,623)       (29,151)       (10,116)
  Net Short-Term Gains                                       (67,865)       (55,751)       (18,607)          (638)
  Net Long-Term Gains                                       (512,160)      (300,806)       (94,497)            --
                                                         -----------    -----------    -----------    -----------
    Total Distributions                                     (672,298)      (375,180)      (142,255)       (10,754)
                                                         -----------    -----------    -----------    -----------
Capital Share Transactions (b):
  Shares Issued                                              978,174        896,415        573,230        890,063
  Shares Issued in Lieu of Cash Distributions                652,819        366,785        141,201         10,424
  Shares Redeemed                                           (509,260)      (418,726)      (270,466)      (345,420)
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Capital
      Share Transactions                                   1,121,733        844,474        443,965        555,067
                                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease) in Net Assets                1,231,997      1,776,848        573,309        852,604
NET ASSETS
  Beginning of Period                                      6,294,902      4,518,054      2,321,090      1,468,486
                                                         -----------    -----------    -----------    -----------
  End of Period                                          $ 7,526,899    $ 6,294,902    $ 2,894,399    $ 2,321,090
                                                         ===========    ===========    ===========    ===========

(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                             44,122         42,487         36,505         60,867
    Shares Issued in Lieu of Cash Distributions               29,950         18,895          9,104            728
    Shares Redeemed                                          (22,661)       (20,327)       (16,851)       (23,461)
                                                         -----------    -----------    -----------    -----------
                                                              51,411         41,055         28,758         38,134
                                                         ===========    ===========    ===========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                 $     3,243    $    23,381    $     1,287    $     5,149

                                                                    THE U.S.                      THE DFA
                                                                   MICRO CAP                INTERNATIONAL VALUE
                                                                     SERIES                        SERIES
                                                           --------------------------    --------------------------
                                                               YEAR           YEAR           YEAR          YEAR
                                                               ENDED          ENDED          ENDED         ENDED
                                                             NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                                               2005           2004           2005          2004
                                                           -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                             $    27,891    $    18,087    $    97,688    $    49,525
  Net Realized Gain (Loss) on Investment
    Securities Sold                                            409,242        346,562        132,514        115,062
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                           --             --         (1,607)          (332)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                                                 (55,490)        92,588        292,697        436,284
    Translation of Foreign Currency
      Denominated Amounts                                           --             --           (566)           162
                                                           -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                                381,643        457,237        520,726        600,701
                                                           -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                        (30,958)       (13,321)      (111,684)       (44,310)
  Net Short-Term Gains                                         (50,131)       (35,169)        (2,493)            --
  Net Long-Term Gains                                         (217,324)       (22,357)      (104,987)            --
                                                           -----------    -----------    -----------    -----------
    Total Distributions                                       (298,413)       (70,847)      (219,164)       (44,310)
                                                           -----------    -----------    -----------    -----------
Capital Share Transactions (b):
  Shares Issued                                                467,796        408,460      1,219,383        728,312
  Shares Issued in Lieu of Cash Distributions                  290,416         67,549        211,691         42,852
  Shares Redeemed                                             (105,344)      (270,002)      (168,981)      (128,290)
                                                           -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Capital
      Share Transactions                                       652,868        206,007      1,262,093        642,874
                                                           -----------    -----------    -----------    -----------
    Total Increase (Decrease) in Net Assets                    736,098        592,397      1,563,655      1,199,265
NET ASSETS
  Beginning of Period                                        3,216,440      2,624,043      2,804,043      1,604,778
                                                           -----------    -----------    -----------    -----------
  End of Period                                            $ 3,952,538    $ 3,216,440    $ 4,367,698    $ 2,804,043
                                                           ===========    ===========    ===========    ===========

(B) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               42,103         37,622         74,612         51,724
    Shares Issued in Lieu of Cash Distributions                 26,103          6,513         13,315          3,072
    Shares Redeemed                                             (9,278)       (24,725)       (10,303)        (9,358)
                                                           -----------    -----------    -----------    -----------
                                                                58,928         19,410         77,624         45,438
                                                           ===========    ===========    ===========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                   $     1,689    $     4,707    $     1,082    $    18,196


                 See accompanying Notes to Financial Statements.

                                                                THE JAPANESE                THE ASIA PACIFIC
                                                                SMALL COMPANY                 SMALL COMPANY
                                                                   SERIES                        SERIES
                                                         --------------------------    --------------------------
                                                             YEAR           YEAR           YEAR          YEAR
                                                             ENDED          ENDED          ENDED         ENDED
                                                           NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                                             2005           2004           2005           2004
                                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                           $    12,930    $     6,488    $    15,428    $     7,693
  Net Realized Gain (Loss) on Investment
    Securities Sold                                           24,072          4,671         15,727          8,924
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                (553)           (28)            33             69
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency               202,804        101,600             77         37,804
    Translation of Foreign Currency
      Denominated Amounts                                       (324)           127            (11)            16
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                              238,929        112,858         31,254         54,506
                                                         -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                              327,851        214,817         96,480         82,852
  Withdrawals                                                (20,483)        (6,242)       (14,810)       (11,124)
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Transactions in             307,368        208,575         81,670         71,728
                                                         -----------    -----------    -----------    -----------
      Interest
    Total Increase (Decrease) in Net Assets                  546,297        321,433        112,924        126,234
NET ASSETS
  Beginning of Period                                        605,132        283,699        282,999        156,765
                                                         -----------    -----------    -----------    -----------
  End of Period                                          $ 1,151,429    $   605,132    $   395,923    $   282,999
                                                         ===========    ===========    ===========    ===========

                                                               THE UNITED KINGDOM              THE CONTINENTAL
                                                                  SMALL COMPANY                 SMALL COMPANY
                                                                      SERIES                        SERIES
                                                            --------------------------    --------------------------
                                                                YEAR          YEAR            YEAR         YEAR
                                                                ENDED         ENDED           ENDED        ENDED
                                                              NOV. 30,      NOV. 30,        NOV. 30,      NOV. 30,
                                                                2005           2004           2005          2004
                                                            -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                              $    15,787    $     7,631    $    18,511    $    11,410
  Net Realized Gain (Loss) on Investment
    Securities Sold                                              14,748          7,907         98,606         20,346
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                   (335)           (42)          (312)           114
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                   30,824         56,621         17,382        139,855
    Translation of Foreign Currency
      Denominated Amounts                                            (3)           (12)          (163)           (20)
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                                  61,021         72,105        134,024        171,705
                                                            -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                                 215,506        148,279        232,255         70,258
  Withdrawals                                                   (11,252)        (3,538)       (38,985)       (35,726)
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Transactions in                204,254        144,741        193,270         34,532
                                                            -----------    -----------    -----------    -----------
      Interest
    Total Increase (Decrease) in Net Assets                     265,275        216,846        327,294        206,237
NET ASSETS
  Beginning of Period                                           377,763        160,917        654,644        448,407
                                                            -----------    -----------    -----------    -----------
  End of Period                                             $   643,038    $   377,763    $   981,938    $   654,644
                                                            ===========    ===========    ===========    ===========

                 See accompanying Notes to Financial Statements.

                                                                                                  THE
                                                                    THE                         EMERGING
                                                              EMERGING MARKETS             MARKETS SMALL CAP
                                                                   SERIES                        SERIES
                                                         --------------------------    --------------------------
                                                             YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED
                                                           NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                             2005           2004           2005           2004
                                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                           $    54,628    $    22,194    $     9,988    $     3,243
  Net Realized Gain (Loss) on Investment
    Securities Sold                                           36,298             84         14,368         10,731
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                     (1,337)        (1,491)          (730)          (378)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency               317,021        245,707         60,507         35,801
    Translation of Foreign Currency
      Denominated Amounts                                        (14)            61            (37)            42
    Deferred Thailand Capital Gains Tax                           73           (985)           (82)           410
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                              406,669        265,570         84,014         49,849
                                                         -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                           --             --             --             --
  Net Short-Term Gains                                            --             --             --             --
  Net Long-Term Gains                                             --             --             --             --
  Return of Capital                                               --             --             --             --
                                                         -----------    -----------    -----------    -----------
    Total Distributions                                           --             --             --             --
                                                         -----------    -----------    -----------    -----------
Capital Share Transactions (b):
  Shares Issued                                                   --             --             --             --
  Shares Issued in Lieu of Cash Distributions                     --             --             --             --
  Shares Redeemed                                                 --             --             --             --
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Capital Share
      Transactions                                                --             --             --             --
                                                         -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                              397,412        377,916        230,557         89,119
  Withdrawals                                               (111,778)       (90,785)        (7,165)       (18,847)
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Transactions in
      Interest                                               285,634        287,131        223,392         70,272
                                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease) in Net Assets                  692,303        552,701        307,406        120,121
NET ASSETS
  Beginning of Period                                      1,160,262        607,561        237,865        117,744
                                                         -----------    -----------    -----------    -----------
  End of Period                                          $ 1,852,565    $ 1,160,262    $   545,271    $   237,865
                                                         ===========    ===========    ===========    ===========

(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                N/A            N/A            N/A            N/A
    Shares Issued in Lieu of Cash Distributions                  N/A            N/A            N/A            N/A
    Shares Redeemed                                              N/A            N/A            N/A            N/A
                                                         -----------    -----------    -----------    -----------
                                                                 N/A            N/A            N/A            N/A
                                                         ===========    ===========    ===========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                         N/A            N/A            N/A            N/A


                                                                     THE DFA                       THE DFA
                                                                 ONE-YEAR FIXED                TWO-YEAR GLOBAL
                                                                  INCOME SERIES              FIXED INCOME SERIES
                                                            --------------------------    --------------------------
                                                                YEAR           YEAR           YEAR          YEAR
                                                               ENDED          ENDED          ENDED         ENDED
                                                              NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                                                2005           2004           2005          2004
                                                            -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                              $    60,850    $    28,887    $    55,719    $    29,405
  Net Realized Gain (Loss) on Investment
    Securities Sold                                              (5,933)        (4,145)       (11,188)        (6,273)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                            --             --         10,253         (7,224)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                   (9,874)        (4,638)       (11,917)        (2,216)
    Translation of Foreign Currency
      Denominated Amounts                                            --             --         (7,000)         1,735
    Deferred Thailand Capital Gains Tax                              --             --             --             --
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                                  45,043         20,104         35,867         15,427
                                                            -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                         (58,014)       (26,750)       (63,320)       (21,943)
  Net Short-Term Gains                                               --         (9,586)            --        (13,106)
  Net Long-Term Gains                                                --           (172)            --           (354)
  Return of Capital                                                  --             --         (4,594)            --
                                                            -----------    -----------    -----------    -----------
    Total Distributions                                         (58,014)       (36,508)       (67,914)       (35,403)
                                                            -----------    -----------    -----------    -----------
Capital Share Transactions (b):
  Shares Issued                                                 819,589        818,007        390,509        536,479
  Shares Issued in Lieu of Cash Distributions                    55,892         34,532         67,700         35,234
  Shares Redeemed                                              (648,450)      (552,025)       (65,059)       (40,215)
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Capital Share
      Transactions                                              227,031        300,514        393,150        531,498
                                                            -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                                      --             --             --             --
  Withdrawals                                                        --             --             --             --
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Transactions in
      Interest                                                       --             --             --             --
                                                            -----------    -----------    -----------    -----------
    Total Increase (Decrease) in Net Assets                     214,060        284,110        361,103        511,522
NET ASSETS
  Beginning of Period                                         1,739,484      1,455,374      1,707,132      1,195,610
                                                            -----------    -----------    -----------    -----------
  End of Period                                             $ 1,953,544    $ 1,739,484    $ 2,068,235    $ 1,707,132
                                                            ===========    ===========    ===========    ===========

(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                82,192         81,382         39,260         53,400
    Shares Issued in Lieu of Cash Distributions                   5,617          3,445          6,844          3,515
    Shares Redeemed                                             (65,098)       (54,998)        (6,538)        (3,974)
                                                            -----------    -----------    -----------    -----------
                                                                 22,711         29,829         39,566         52,941
                                                            ===========    ===========    ===========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                    $     5,971    $     3,187    $     5,229    $     9,895

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             THE U.S. LARGE COMPANY SERIES
                                                       ------------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR           YEAR            YEAR
                                                         ENDED          ENDED          ENDED          ENDED           ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                          2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           N/A            N/A            N/A            N/A             N/A
                                                       -----------    -----------    -----------    -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                  --             --             --             --              --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --              --
                                                       -----------    -----------    -----------    -----------     -----------
    Total From Investment Operations                            --             --             --             --              --
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                         --             --             --             --              --
  Return of Capital                                             --             --             --             --              --
                                                       -----------    -----------    -----------    -----------     -----------
  Total Distributions                                           --             --             --             --              --
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 N/A            N/A            N/A            N/A             N/A
===============================================================================================================================
Total Return                                                  8.51%         12.77%         15.05%        (16.59)%        (12.30)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 4,238,712    $ 3,493,919    $ 3,000,997    $ 2,623,557     $ 2,831,650
Ratio of Expenses to Average Net Assets                       0.05%          0.05%          0.05%          0.05%           0.05%
Ratio of Net Investment Income to Average Net
  Assets                                                      1.87%          1.99%          1.75%          1.53%           1.26%
Portfolio Turnover Rate                                          6%             2%             8%            11%              8%
-------------------------------------------------------------------------------------------------------------------------------

                                                                        THE ENHANCED U.S. LARGE COMPANY SERIES
                                                    -----------------------------------------------------------------------------
                                                       YEAR              YEAR            YEAR            YEAR            YEAR
                                                      ENDED             ENDED           ENDED           ENDED           ENDED
                                                     NOV. 30,          NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2005              2004            2003            2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $      8.83       $      7.94     $      6.97     $      8.41     $      9.92
                                                    -----------       -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             0.27(5)           0.08            0.15            0.18            0.44
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                            0.36              0.91            0.93           (1.46)          (1.57)
                                                    -----------       -----------     -----------     -----------     -----------
    Total From Investment Operations                       0.63              0.99            1.08           (1.28)          (1.13)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                   (0.29)            (0.10)          (0.11)          (0.16)          (0.06)
  Return of Capital                                          --                --              --              --           (0.32)
                                                    -----------       -----------     -----------     -----------     -----------
  Total Distributions                                     (0.29)            (0.10)          (0.11)          (0.16)          (0.38)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $      9.17       $      8.83     $      7.94     $      6.97     $      8.41
=================================================================================================================================
Total Return                                               7.21%            12.50%          15.71%         (15.34)%        (11.66)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)               $   313,608       $   221,780     $   141,478     $   101,407     $    90,801
Ratio of Expenses to Average Net Assets                    0.17%             0.18%           0.18%           0.18%           0.19%
Ratio of Net Investment Income to Average Net
  Assets                                                   2.96%             1.59%           1.44%           2.61%           4.37%
Portfolio Turnover Rate                                      57%              125%            138%            183%            122%
---------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                              THE U.S. LARGE CAP VALUE SERIES
                                                       ------------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR            YEAR           YEAR
                                                         ENDED          ENDED          ENDED           ENDED          ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,
                                                          2005           2004           2003            2002           2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     18.55    $     15.41    $     13.01    $     14.44     $     14.71
                                                       -----------    -----------    -----------    -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.29           0.23           0.21           0.20            0.25
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                               2.41           3.09           2.41          (1.43)           1.25
                                                       -----------    -----------    -----------    -----------     -----------
    Total From Investment Operations                          2.70           3.32           2.62          (1.23)           1.50
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                      (0.32)         (0.18)         (0.22)         (0.20)          (0.27)
  Net Realized Gains                                         (0.02)            --             --             --           (1.50)
                                                       -----------    -----------    -----------    -----------     -----------
    Total Distributions                                      (0.34)         (0.18)         (0.22)         (0.20)          (1.77)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     20.91    $     18.55    $     15.41    $     13.01     $     14.44
===============================================================================================================================
Total Return                                                 14.66%         21.68%         20.34%         (8.64)%         10.97%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 5,831,587    $ 3,919,913    $ 2,510,662    $ 1,737,809     $ 1,637,083
Ratio of Expenses to Average Net Assets                       0.14%          0.15%          0.15%          0.15%           0.15%
Ratio of Net Investment Income to Average Net
  Assets                                                      1.56%          1.41%          1.62%          1.49%           1.66%
Portfolio Turnover Rate                                          9%             7%             7%             9%              6%
-------------------------------------------------------------------------------------------------------------------------------

                                                                             THE U.S. SMALL XM VALUE SERIES
                                                     ----------------------------------------------------------------------------
                                                        YEAR              YEAR            YEAR            YEAR            YEAR
                                                       ENDED             ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,          NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                        2005              2004            2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $     12.81       $     11.26     $      9.08     $     10.21     $      8.95
                                                     -----------       -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                              0.10              0.12            0.24            0.10            0.15
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                             1.31              2.73            2.90            0.14            1.88
                                                     -----------       -----------     -----------     -----------     -----------
    Total From Investment Operations                        1.41              2.85            3.14            0.24            2.03
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    (0.27)            (0.08)          (0.07)          (0.10)          (0.14)
  Net Realized Gains                                       (1.49)            (1.22)          (0.89)          (1.27)          (0.63)
                                                     -----------       -----------     -----------     -----------     -----------
    Total Distributions                                    (1.76)            (1.30)          (0.96)          (1.37)          (0.77)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $     12.46       $     12.81     $     11.26     $      9.08     $     10.21
==================================================================================================================================
Total Return                                               12.52%            27.86%          38.88%           2.17%          24.10%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $   172,656       $   207,325     $   179,407     $   804,555     $   793,190
Ratio of Expenses to Average Net Assets                     0.14%             0.13%           0.13%           0.13%           0.13%
Ratio of Net Investment Income to Average Net
  Assets                                                    0.87%             1.03%           0.89%           1.04%           1.32%
Portfolio Turnover Rate                                       33%               38%             43%             34%              8%
----------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                            THE U.S. SMALL CAP VALUE SERIES
                                                       ------------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR            YEAR
                                                          ENDED          ENDED          ENDED          ENDED           ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                           2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     23.78    $     20.20    $     15.04    $     16.54     $     16.47
                                                       -----------    -----------    -----------    -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.17           0.16           0.12           0.11            0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                                 2.35           5.09           6.29           0.11            3.15
                                                       -----------    -----------    -----------    -----------     -----------
    Total From Investment Operations                          2.52           5.25           6.41           0.22            3.30
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                      (0.31)         (0.08)         (0.12)         (0.11)          (0.15)
  Net Realized Gains                                         (2.18)         (1.59)         (1.13)         (1.61)          (3.08)
                                                       -----------    -----------    -----------    -----------     -----------
    Total Distributions                                      (2.49)         (1.67)         (1.25)         (1.72)          (3.23)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     23.81    $     23.78    $     20.20    $     15.04     $     16.54
===============================================================================================================================
Total Return                                                 11.67%         27.87%         46.31%          1.05%          23.86%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 7,526,899    $ 6,294,902    $ 4,518,054    $ 3,148,780     $ 3,039,844
Ratio of Expenses to Average Net Assets                       0.24%          0.25%          0.25%          0.25%           0.25%
Ratio of Net Investment Income to Average Net
  Assets                                                      0.75%          0.78%          0.75%          0.70%           0.86%
Portfolio Turnover Rate                                         27%            26%            35%            30%             13%
-------------------------------------------------------------------------------------------------------------------------------

                                                                             THE U.S. SMALL CAP SERIES
                                                     ----------------------------------------------------------------------------
                                                        YEAR              YEAR            YEAR            YEAR            YEAR
                                                       ENDED             ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,          NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                        2005              2004            2003            2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $     16.09       $     13.84     $      9.93     $     11.08     $     11.67
                                                    -----------       -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             0.15              0.12            0.08            0.09            0.10
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                              1.44              2.22            3.92           (1.00)           1.24
                                                    -----------       -----------     -----------     -----------     -----------
    Total From Investment Operations                       1.59              2.34            4.00           (0.91)           1.34
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                   (0.18)            (0.08)          (0.09)          (0.10)          (0.10)
  Net Realized Gains                                      (0.77)            (0.01)             --           (0.14)          (1.83)
                                                    -----------       -----------     -----------     -----------     -----------
    Total Distributions                                   (0.95)            (0.09)          (0.09)          (0.24)          (1.93)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $     16.73       $     16.09     $     13.84     $      9.93     $     11.08
=================================================================================================================================
Total Return                                              10.40%            16.99%          40.32%          (8.42)%         13.08%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)               $ 2,894,399       $ 2,321,090     $ 1,468,486     $   851,901     $   991,082
Ratio of Expenses to Average Net Assets                    0.07%             0.07%           0.08%           0.08%           0.08%
Ratio of Net Investment Income to Average Net
  Assets                                                   0.94%             0.85%           0.84%           0.81%           0.94%
Portfolio Turnover Rate                                      21%               16%             16%             34%             13%
---------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                                 THE U.S. MICRO CAP SERIES
                                                       ---------------------------------------------------------------------------
                                                          YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                          2005            2004            2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     11.92     $     10.48     $      7.11     $      7.50     $      8.19
                                                       -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.09            0.07            0.05            0.04            0.07
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                                 1.10            1.65            3.47           (0.25)           1.07
                                                       -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                          1.19            1.72            3.52           (0.21)           1.14
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                      (0.10)          (0.05)          (0.05)          (0.05)          (0.06)
  Net Realized Gains                                         (0.99)          (0.23)          (0.10)          (0.13)          (1.77)
                                                       -----------     -----------     -----------     -----------     -----------
    Total Distributions                                      (1.09)          (0.28)          (0.15)          (0.18)          (1.83)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     12.02     $     11.92     $     10.48     $      7.11     $      7.50
==================================================================================================================================
Total Return                                                 10.77%          16.83%          50.34%          (2.96)%         17.66%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 3,952,538     $ 3,216,440     $ 2,624,043     $ 1,611,189     $ 1,616,114
Ratio of Expenses to Average Net Assets                       0.14%           0.15%           0.15%           0.15%           0.15%
Ratio of Net Investment Income to Average
  Net Assets                                                  0.80%           0.64%           0.68%           0.58%           0.88%
Portfolio Turnover Rate                                         24%             27%             19%             19%             14%
----------------------------------------------------------------------------------------------------------------------------------

                                                                          THE DFA INTERNATIONAL VALUE SERIES
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR           YEAR
                                                        ENDED           ENDED           ENDED           ENDED          ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,
                                                         2005            2004            2003            2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     16.04     $     12.40     $      9.33     $     10.15     $     12.07
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                               0.43            0.33            0.27            0.24            0.27
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                                1.95            3.61            3.06           (0.78)          (1.49)
                                                      -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                         2.38            3.94            3.33           (0.54)          (1.22)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                     (0.52)          (0.30)          (0.25)          (0.25)          (0.27)
  Net Realized Gains                                        (0.60)             --           (0.01)          (0.03)          (0.43)
                                                      -----------     -----------     -----------     -----------     -----------
    Total Distributions                                     (1.12)          (0.30)          (0.26)          (0.28)          (0.70)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     17.30     $     16.04     $     12.40     $      9.33     $     10.15
=================================================================================================================================
Total Return                                                15.61%          32.15%          36.24%          (5.53)%        (10.75)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $ 4,367,698     $ 2,804,043     $ 1,604,778     $ 1,125,467     $ 1,208,100
Ratio of Expenses to Average Net Assets                      0.27%           0.28%           0.30%           0.30%           0.29%
Ratio of Net Investment Income to Average
  Net Assets                                                 2.71%           2.35%           2.61%           2.36%           2.32%
Portfolio Turnover Rate                                        10%             15%             14%             18%              6%
---------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                          THE JAPANESE SMALL COMPANY SERIES
                                                       ------------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR           YEAR            YEAR
                                                         ENDED          ENDED          ENDED          ENDED           ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                          2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 31.03%         32.73%         47.87%         (9.62)%        (13.51)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 1,151,429    $   605,132    $   283,699    $   195,047     $   196,187
Ratio of Expenses to Average Net Assets                       0.22%          0.27%          0.28%          0.27%           0.28%
Ratio of Net Investment Income to Average Net Assets          1.51%          1.45%          1.41%          1.26%           1.41%
Portfolio Turnover Rate                                          6%             5%            16%             5%              9%
-------------------------------------------------------------------------------------------------------------------------------

                                                                        THE ASIA PACIFIC SMALL COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR           YEAR            YEAR
                                                         ENDED          ENDED          ENDED          ENDED           ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                          2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------
Total Return                                                  9.30%         27.40%         61.47%          7.28%          2.84%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   395,923    $   282,999    $   156,765    $   121,637    $   130,554
Ratio of Expenses to Average Net Assets                       0.27%          0.32%          0.31%          0.32%          0.28%
Ratio of Net Investment Income to Average Net Assets          4.33%          3.82%          3.35%          3.77%          3.69%
Portfolio Turnover Rate                                         10%            11%            15%            26%            10%
------------------------------------------------------------------------------------------------------------------------------

                                                                        THE UNITED KINGDOM SMALL COMPANY SERIES
                                                       ------------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR           YEAR             YEAR
                                                         ENDED          ENDED          ENDED          ENDED            ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,         NOV. 30,
                                                          2005           2004           2003           2002             2001
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 12.88%         29.68%         44.65%         (4.67)%         (4.89)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   643,038    $   377,763    $   160,917    $    98,899     $    96,741
Ratio of Expenses to Average Net Assets                       0.22%          0.27%          0.26%          0.26%           0.27%
Ratio of Net Investment Income to Average Net Assets          3.19%          2.70%          3.25%          3.03%           2.86%
Portfolio Turnover Rate                                         12%             7%             7%             6%             14%
-------------------------------------------------------------------------------------------------------------------------------

                                                                          THE CONTINENTAL SMALL COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR           YEAR           YEAR
                                                         ENDED          ENDED          ENDED          ENDED          ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 18.97%         36.57%         52.86%          3.22%         (5.43)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   981,938    $   654,644    $   448,407    $   263,068    $   210,337
Ratio of Expenses to Average Net Assets                       0.24%          0.26%          0.30%          0.31%          0.30%
Ratio of Net Investment Income to Average Net Assets          2.16%          2.09%          2.49%          2.22%          2.73%
Portfolio Turnover Rate                                         18%             9%            11%            12%            12%
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                             THE EMERGING MARKETS SERIES
                                                       -----------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR            YEAR           YEAR
                                                         ENDED          ENDED          ENDED           ENDED          ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,
                                                          2005           2004           2003            2002           2001
------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 31.23%         35.47%         39.67%          2.10%         (8.54)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 1,852,565    $ 1,160,262    $   607,561    $   343,193    $   307,720
Ratio of Expenses to Average Net Assets                       0.27%          0.31%          0.34%          0.34%          0.46%
Ratio of Net Investment Income to Average Net Assets          3.70%          2.63%          2.23%          1.64%          1.94%
Portfolio Turnover Rate                                          9%             2%             1%             8%             6%
------------------------------------------------------------------------------------------------------------------------------

                                                                        THE EMERGING MARKETS SMALL CAP SERIES
                                                       -----------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR            YEAR           YEAR
                                                         ENDED          ENDED          ENDED           ENDED          ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,
                                                          2005           2004           2003            2002           2001
------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 24.85%         35.22%         52.80%         13.07%         (9.55)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   545,271    $   237,865    $   117,744    $    40,379    $    34,687
Ratio of Expenses to Average Net Assets                       0.49%          0.52%          0.54%          0.51%          0.63%
Ratio of Net Investment Income to Average Net Assets          2.70%          1.93%          2.44%          2.03%          2.17%
Portfolio Turnover Rate                                          8%            11%             6%            16%            14%
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                         THE DFA ONE-YEAR FIXED INCOME SERIES
                                                       ------------------------------------------------------------------------
                                                          YEAR            YEAR          YEAR           YEAR            YEAR
                                                         ENDED          ENDED          ENDED          ENDED           ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                          2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     10.00    $     10.10    $     10.19    $     10.11     $     10.01
                                                       -----------    -----------    -----------    -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.30           0.16           0.15           0.27            0.49
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                          (0.07)         (0.04)          0.04           0.09            0.13
                                                       -----------    -----------    -----------    -----------     -----------
    Total From Investment Operations                          0.23           0.12           0.19           0.36            0.62
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                      (0.29)         (0.15)         (0.16)         (0.28)          (0.52)
  Net Realized Gains                                            --          (0.07)         (0.12)            --              --
  Return of Capital                                             --             --             --             --              --
                                                       -----------    -----------    -----------    -----------     -----------
    Total Distributions                                      (0.29)         (0.22)         (0.28)         (0.28)          (0.52)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $      9.94    $     10.00    $     10.10    $     10.19     $     10.11
===============================================================================================================================
Total Return                                                  2.32%          1.21%          1.95%          3.57%           6.33%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 1,953,544    $ 1,739,484    $ 1,455,374    $   992,829     $   739,657
Ratio of Expenses to Average Net Assets                       0.09%          0.09%          0.09%          0.09%           0.09%
Ratio of Net Investment Income to Average Net
  Assets                                                      3.04%          1.63%          1.51%          2.65%           4.89%
Portfolio Turnover Rate                                         40%           154%           143%           154%             55%
-------------------------------------------------------------------------------------------------------------------------------

                                                                      THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                                     -----------------------------------------------------------------------------
                                                        YEAR              YEAR            YEAR            YEAR            YEAR
                                                       ENDED             ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,          NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                        2005              2004            2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $      9.99       $     10.13     $     10.22     $     10.03     $      9.70
                                                     -----------       -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                              0.29(3)           0.12            0.25            0.30            0.44
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                        (0.10)               --           (0.01)           0.16            0.22
                                                     -----------       -----------     -----------     -----------     -----------
    Total From Investment Operations                        0.19              0.12            0.24            0.46            0.66
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    (0.33)            (0.15)          (0.19)          (0.27)          (0.14)
  Net Realized Gains                                          --             (0.11)          (0.14)             --              --
  Return of Capital                                        (0.02)               --              --              --           (0.19)
                                                     -----------       -----------     -----------     -----------     -----------
    Total Distributions                                    (0.35)            (0.26)          (0.33)          (0.27)          (0.33)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $      9.83       $      9.99     $     10.13     $     10.22     $     10.03
==================================================================================================================================
Total Return                                                1.92%             1.22%           2.36%           4.60%           6.91%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $ 2,068,235       $ 1,707,132     $ 1,195,610     $   799,308     $   596,209
Ratio of Expenses to Average Net Assets                     0.10%             0.11%           0.13%           0.14%           0.15%
Ratio of Net Investment Income to Average Net
  Assets                                                    2.96%             1.96%           1.78%           3.20%           4.54%
Portfolio Turnover Rate                                       59%              131%            144%            138%            113%
----------------------------------------------------------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, ("the Portfolios") of which sixteen are included in this report, (collectively, the "Series") and five are presented in separate reports:

The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small XM Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series
(the "Domestic Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
(the "International Equity Portfolios")

     Effective September 15, 2005, The Pacific Rim Small Company Series changed its name to The Asia Pacific Small Company Series.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income instruments held by The Enhanced U.S. Large Company Series and the Fixed Income Portfolios are valued at the most recent quoted bid price or prices provided by a pricing service when such prices are believed to reflect the current market value of these securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the

International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Trustees have requested distribution of proceeds.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Portfolio's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2005, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               The U.S. Large Company Series                                   0.025 of 1%
               The Enhanced U.S. Large Company Series                           0.05 of 1%
               The U.S. Large Cap Value Series                                  0.10 of 1%
               The U.S. Small XM Value Series                                   0.10 of 1%
               The U.S. Small Cap Value Series                                  0.20 of 1%
               The U.S. Small Cap Series                                        0.03 of 1%
               The U.S. Micro Cap Series                                        0.10 of 1%
               The DFA International Value Series                               0.20 of 1%
               The Japanese Small Company Series                                0.10 of 1%
               The Asia Pacific Small Company Series                            0.10 of 1%
               The United Kingdom Small Company Series                          0.10 of 1%
               The Continental Small Company Series                             0.10 of 1%
               The Emerging Markets Series                                      0.10 of 1%
               The Emerging Markets Small Cap Series                            0.20 of 1%
               The DFA One-Year Fixed Income Series                             0.05 of 1%
               The DFA Two-Year Global Fixed Income Series                      0.05 of 1%

FEES PAID TO OFFICERS AND TRUSTEES:

     Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2005, the total related amounts paid by the Trust under this arrangement were $93 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

     At November 30, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows (amounts in thousands):

               The U.S. Large Company Series                              $   68
               The Enhanced U.S. Large Company Series                          5
               The U.S. Large Cap Value Series                                85
               The U.S. Small XM Value Series                                  3
               The U.S. Small Cap Value Series                               121
               The U.S. Small Cap Series                                      46
               The U.S. Micro Cap Series                                      61
               The DFA International Value Series                             63
               The Japanese Small Company Series                              15

               The Asia Pacific Small Company Series                      $    6
               The United Kingdom Small Company Series                         9
               The Continental Small Company Series                           15
               The Emerging Markets Series                                    26
               The Emerging Markets Small Cap Series                           6
               The DFA One-Year Fixed Income Series                           36
               The DFA Two-Year Global Fixed Income Series                    33

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                U.S. GOVERNMENT               OTHER INVESTMENT
                                                                   SECURITIES                    SECURITIES
                                                          ---------------------------   ---------------------------
                                                            PURCHASES       SALES        PURCHASES        SALES
                                                          ------------   ------------   ------------   ------------
The U.S. Large Company Series                                       --             --   $    685,966   $    213,592
The Enhanced U.S. Large Company Series                    $     36,845   $     33,190        160,817         65,511
The U.S. Large Cap Value Series                                     --             --      1,693,765        448,957
The U.S. Small XM Value Series                                      --             --         58,969        111,269
The U.S. Small Cap Value Series                                     --             --      2,293,548      1,812,015
The U.S. Small Cap Series                                           --             --        880,179        554,974
The U.S. Micro Cap Series                                           --             --      1,222,733        847,121
The DFA International Value Series                                  --             --      1,518,112        370,595
The Japanese Small Company Series                                   --             --        375,246         50,988
The Asia Pacific Small Company Series                               --             --        135,680         35,895
The United Kingdom Small Company Series                             --             --        282,022         58,602
The Continental Small Company Series                                --             --        365,937        153,448
The Emerging Markets Series                                         --             --        454,014        128,023
The Emerging Markets Small Cap Series                               --             --        264,624         30,664
The DFA One-Year Fixed Income Series                           516,122        299,672        790,386        246,265
The DFA Two-Year Global Fixed Income Series                    203,191        502,534      1,287,511        591,313

F. FEDERAL INCOME TAXES:

     It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders.

     The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies", a return of capital distribution, and net realized gains resulting from in-kind redemptions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                               INCREASE         INCREASE
                                                                              (DECREASE)       (DECREASE)
                                                             INCREASE        UNDISTRIBUTED    ACCUMULATED
                                                            (DECREASE)      NET INVESTMENT    NET REALIZED
                                                          PAID-IN CAPITAL       INCOME       GAINS/(LOSSES)
                                                          ---------------   --------------   --------------
The Enhanced U.S. Large Company Series                                 --   $        1,467   $       (1,467)
The U.S. Small XM Value Series                            $          (212)           1,756           (1,544)
The U.S. Small Cap Value Series                                    53,657           20,871          (74,528)
The U.S. Small Cap Series                                          47,051              632          (47,683)
The U.S. Micro Cap Series                                              --               49              (49)
The DFA International Value Series                                     --           (2,786)           2,786
The DFA One-Year Fixed Income Series                                   --              (52)              52
The DFA Two-Year Global Fixed Income Series                        (4,594)          14,753          (10,159)

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                                                                              NET INVESTMENT
                                                                                INCOME AND
                                                                                SHORT-TERM        LONG-TERM
                                                                               CAPITAL GAINS    CAPITAL GAINS       TOTAL
                                                                              --------------   --------------   --------------
The Enhanced U.S. Large Company Series
2005                                                                          $        8,651   $          136   $        8,787
2004                                                                                   1,998               --            1,998

The U.S. Large Cap Value Series
2005                                                                                  79,209            3,972           83,181
2004                                                                                  33,641               --           33,641

The U.S. Small XM Value Series
2005                                                                                  14,075           14,166           28,241
2004                                                                                  11,443           10,283           21,726

The U.S. Small Cap Value Series
2005                                                                                 160,138          512,160          672,298
2004                                                                                  74,374          300,806          375,180

The U.S. Small Cap Series
2005                                                                                  47,758           94,497          142,255
2004                                                                                  10,754               --           10,754

The U.S. Micro Cap Series
2005                                                                                  81,089          217,324          298,413
2004                                                                                  48,490           22,357           70,847

The DFA International Value Series
2005                                                                                 114,177          104,987          219,164
2004                                                                                  44,310               --           44,310

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM        LONG-TERM       RETURN OF
                                                              CAPITAL GAINS    CAPITAL GAINS      CAPITAL           TOTAL
                                                             --------------   --------------   --------------   --------------
The DFA One-Year Fixed Income Series
2005                                                         $       58,014               --               --   $       58,014
2004                                                                 36,362   $          146               --           36,508

The DFA Two-Year Global Fixed Income Series
2005                                                                 63,320               --   $        4,594           67,914
2004                                                                 35,086              317               --           35,403

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                             UNDISTRIBUTED
                                                                  NET                                             TOTAL NET
                                                               INVESTMENT                                        DISTRIBUTABLE
                                                               INCOME AND      UNDISTRIBUTED      CAPITAL          EARNINGS/
                                                               SHORT-TERM        LONG-TERM          LOSS         (ACCUMULATED
                                                              CAPITAL GAINS    CAPITAL GAINS    CARRYFORWARD         LOSS)
                                                             --------------   --------------   --------------   --------------
The Enhanced U.S. Large Company Series                                   --   $        4,120               --   $        4,120
The U.S. Large Cap Value Series                              $       23,861          185,837               --          209,698
The U.S. Small XM Value Series                                        4,079           12,009               --           16,088
The U.S. Small Cap Value Series                                      41,164          678,870               --          720,034
The U.S. Small Cap Series                                            35,450          152,778               --          188,228
The U.S. Micro Cap Series                                            74,362          336,275               --          410,637
The DFA International Value Series                                   27,212          114,521               --          141,733
The DFA One-Year Fixed Income Series                                  6,006               --   $      (10,077)          (4,071)
The DFA Two-Year Global Fixed Income Series                              --               --          (17,461)         (17,461)

     For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                      EXPIRES ON
                                                                      NOVEMBER 30,
                                                             -------------------------------
                                                                  2012             2013             TOTAL
                                                             --------------   --------------   --------------
The DFA One-Year Fixed Income Series                         $        4,145   $        5,932   $       10,077
The DFA Two-Year Global Fixed Income Series                           6,273           11,188           17,461

     As of November 30, 2005 the Enhanced U.S. Large Company Series utilized capital loss carryforwards of 9,556 (in thousands) to offset future realized capital gains.

     Some of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the following Series' had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

                                                             MARK TO MARKET   REALIZED GAINS
                                                             --------------   --------------
The DFA International Value Series                           $       14,810   $       18,494
The Japanese Small Company Series                                     3,748            1,344
The Asia Pacific Small Company Series                                 1,229            1,634
The United Kingdom Small Company Series                               2,166               33
The Continental Small Company Series                                    835            4,008
The Emerging Markets Series                                           2,977              318
The Emerging Markets Small Cap Series                                   242              436

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                                     NET
                                                                                                                  UNREALIZED
                                                                 FEDERAL        UNREALIZED       UNREALIZED      APPRECIATION/
                                                                TAX COST       APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                                                             --------------   --------------   --------------   --------------
The U.S. Large Company Series                                $    3,864,636   $    1,311,081   $     (401,734)  $      909,347
The Enhanced U.S. Large Company Series                              314,053            1,296           (3,079)          (1,783)
The U.S. Large Cap Value Series                                   5,054,589        1,509,600         (269,715)       1,239,885
The U.S. Small XM Value Series                                      164,039           34,449          (18,880)          15,569
The U.S. Small Cap Value Series                                   6,439,837        2,065,437         (619,924)       1,445,513
The U.S. Small Cap Series                                         2,750,109          678,974         (302,758)         376,216
The U.S. Micro Cap Series                                         3,482,168        1,214,242         (421,400)         792,842
The DFA International Value Series                                3,605,348        1,043,734          (96,935)         946,799
The Japanese Small Company Series                                 1,334,276          264,225          (99,647)         164,578
The Asia Pacific Small Company Series                               456,685           93,313          (71,298)          22,015
The United Kingdom Small Company Series                             521,607          162,792          (37,321)         125,471
The Continental Small Company Series                                839,232          315,876          (40,596)         275,280
The Emerging Markets Series                                       1,197,432          720,178          (64,062)         656,116
The Emerging Markets Small Cap Series                               431,704          151,505          (36,824)         114,681
The DFA One-Year Fixed Income Series                              1,955,943               --          (17,327)         (17,327)
The DFA Two-Year Global Fixed Income Series                       2,069,784            5,145          (22,998)         (17,853)

G. COMPONENTS OF NET ASSETS:

     At November 30, 2005, net assets consisted of (amounts in thousands):

                                                                                                ACCUMULATED
                                                                                               NET REALIZED
                                                                                                GAIN (LOSS)
                                                                            ACCUMULATED        OF INVESTMENT        ACCUMULATED
                                                                               NET              SECURITIES,        NET REALIZED
                                                                            INVESTMENT         FUTURES, AND          FOREIGN
                                                          PAID-IN             INCOME               SWAP              EXCHANGE
                                                          CAPITAL             (LOSS)             CONTRACTS          GAIN (LOSS)
                                                     -----------------   -----------------   -----------------   -----------------
The Enhanced U.S. Large Company Series               $         310,361   $             586   $            (409)  $           1,331
The U.S. Large Cap Value Series                              4,382,089               9,656             199,957                  --
The U.S. Small XM Value Series                                 141,002                 126              15,760                  --
The U.S. Small Cap Value Series                              5,361,474               3,243             714,640                  --
The U.S. Small Cap Series                                    2,330,001               1,287             184,446                  --
The U.S. Micro Cap Series                                    2,749,121               1,689             407,786                  --
The DFA International Value Series                           3,279,489               1,082             127,202              (1,607)
The DFA One-Year Fixed Income Series                         1,974,977               5,971             (10,077)                 --
The DFA Two-Year Global Fixed Income Series                  2,103,583               5,229             (27,714)             10,253

                                                        UNREALIZED
                                                       APPRECIATION
                                                     (DEPRECIATION) OF
                                                        INVESTMENT          UNREALIZED
                                                        SECURITIES,        NET FOREIGN
                                                       FUTURES, SWAP         EXCHANGE                               NUMBER OF
                                                       CONTRACTS, AND          GAIN              TOTAL NET            SHARES
                                                      FOREIGN CURRENCY        (LOSS)              ASSETS            AUTHORIZED
                                                     -----------------   -----------------   -----------------   -----------------
The Enhanced U.S. Large Company Series               $           2,329   $            (590)  $         313,608        Unlimited
The U.S. Large Cap Value Series                              1,239,885                  --           5,831,587        Unlimited
The U.S. Small XM Value Series                                  15,768                  --             172,656        Unlimited
The U.S. Small Cap Value Series                              1,447,542                  --           7,526,899        Unlimited
The U.S. Small Cap Series                                      378,665                  --           2,894,399        Unlimited
The U.S. Micro Cap Series                                      793,942                  --           3,952,538        Unlimited
The DFA International Value Series                             961,736                (204)          4,367,698        Unlimited
The DFA One-Year Fixed Income Series                           (17,327)                 --           1,953,544        Unlimited
The DFA Two-Year Global Fixed Income Series                    (17,851)             (5,265)          2,068,235        Unlimited

H. FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

     2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2005, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

THE ENHANCED U.S. LARGE COMPANY SERIES

                                                                           UNREALIZED
                                                                            FOREIGN
SETTLEMENT                                CONTRACT         VALUE AT         EXCHANGE
   DATE            CURRENCY SOLD           AMOUNT      NOVEMBER 30, 2005   GAIN (LOSS)
----------   ------------------------   ------------   -----------------   -----------
12/13/05     42,020   Canadian Dollar   $     35,495   $          36,032   $      (537)
12/13/05     12,508   Euro Currency           14,741              14,758           (17)
12/13/05     33,649   Swedish Krona            4,135               4,171           (36)
                                        ------------   -----------------   -----------
                      Total             $     54,371   $         54,961    $      (590)
                                        ============   =================   ===========

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                                                                           UNREALIZED
                                                                            FOREIGN
SETTLEMENT                                CONTRACT         VALUE AT         EXCHANGE
   DATE            CURRENCY SOLD           AMOUNT      NOVEMBER 30, 2005   GAIN (LOSS)
----------  -------------------------   ------------   -----------------   -----------
12/06/05    180,910   Canadian Dollar   $    152,876   $         155,068   $    (2,192)
12/13/05    134,677   Euro Currency          158,641             158,881          (240)
12/13/05    180,910   Canadian Dollar        152,818             155,132        (2,314)
12/13/05    482,298   Swedish Krona           59,269              59,788          (519)
                                        ------------   -----------------   -----------
                      Total             $    523,604   $         528,869   $    (5,265)
                                        ============   =================   ===========

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     4. FUTURES CONTRACTS: During the year ended November 30, 2005, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At November 30, 2005, Large Company had outstanding 243 long futures contracts on the S&P 500 Index, all of which expire on December 16, 2005. The value of such contracts on November 30, 2005 was $76,004,325, which resulted in an unrealized gain of $2,448,625. Approximately $3,440,000 of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities. At November 30, 2005, Enhanced had outstanding 942 long futures contracts on the S&P 500 Index which expire on December 16, 2005. The value of such contracts on November 30, 2005 was $294,634,050, which resulted in an unrealized gain of $3,197,750. The securities in Enhanced have been segregated as collateral for the open futures contracts.

     Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and from the possibility that the Large Company and Enhanced could lose more than the initial margin requirements.

     5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized gain or loss, which will then be recorded as realized.

     At November 30, 2005, Enhanced had an outstanding equity index swap with Morgan Stanley dated October 19, 2005 (which represents approximately 6% of the net assets of Enhanced), terminating on April 19, 2006. The notional value of the swap was $17,798,550 and Enhanced had recorded net unrealized appreciation of $915,080, owed to Enhanced as of November 30, 2005. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.07% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

     Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of Enhanced.

I. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the year ended November 30, 2005, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

                                                  WEIGHTED        WEIGHTED      NUMBER OF     INTEREST    MAXIMUM AMOUNT
                                                   AVERAGE         AVERAGE        DAYS        EXPENSE     BORROWED DURING
                                                INTEREST RATE   LOAN BALANCE   OUTSTANDING    INCURRED      THE PERIOD
                                                -------------   ------------   -----------   ----------   ---------------
The U.S. Small XM Value Series                           3.86%  $      5,366            35   $       20   $        25,279
The DFA International Value Series                       3.90%           286             2           --               331
The Japanese Small Company Series                        3.15%           200             1           --               200
The Asia Pacific Small Company Series                    3.99%           308             5           --               340
The United Kingdom Small Company Series                  3.80%         1,192            10            1             2,700
The Continental Small Company Series                     4.78%         1,913             4            1             6,452
The Emerging Markets Series                              4.73%         2,265             8            2             6,345

     There were no outstanding borrowings under the line of credit at November 30, 2005.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Trust under the line of credit with the international custodian bank during the year ended November 30, 2005.

J. SECURITIES LENDING:

     As of November 30, 2005, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of U.S. securities and foreign securities are required at all times to be secured by collateral at least equal to 102% and 105%, respectively, of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments for The Enhanced U.S. Large Company Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series and the summary schedules of portfolio holdings for The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series (formerly The Pacific Rim Small Company Series), The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustees/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were five Audit Committee meetings held during the fiscal year ended November 30, 2005.

     Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were four Performance Committee meetings held during the fiscal year ended November 30, 2005.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
  WITH THE FUND             TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
   AND ADDRESS                LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED TRUSTEES/DIRECTORS
George M. Constantinides   DFAITC - since 1993      79 portfolios in 4      Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG    DFAIDG - since 1983      investment companies    Business, University of Chicago.
and DEM.                   DIG - since 1993
Trustee of DFAITC.         DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould              DFAITC - since 1993      79 portfolios in 4      Steven G. Rothmeier Distinguished Service Professor of
Director of DFAIDG, DIG    DFAIDG - since 1986      investment companies    Economics, Graduate School of Business, University of
and DEM.                   DIG - since 1993                                 Chicago. Senior Vice-President, Lexecon Inc.
Trustee of DFAITC.         DEM - since 1993                                 (economics, law, strategy and finance consulting).
1101 E. 58th Street                                                         Formerly, President, Cardean University (division of
Chicago, IL 60637                                                           UNext.com). Member of the Boards of Milwaukee Mutual
Date of Birth: 1/19/39                                                      Insurance Company and UNext.com. Formerly, Trustee,
                                                                            First Prairie Funds (registered investment company).
                                                                            Trustee, Harbor Fund (registered investment company)
                                                                            (13 Portfolios).

NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
  WITH THE FUND             TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
   AND ADDRESS                LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson          DFAITC - since 1993      79 portfolios in 4      Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG    DFAIDG - since 1981      investment companies    Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                   DIG - since 1993                                 (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.         DEM - since 1993                                 Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                   consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                             (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                               Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton           DFA ITC - since 2003     79 portfolios in 4      John and Natty McArthur University Professor, Graduate
Director of DFAIDG, DIG    DFA IDG - since 2003     investment companies    School of Business Administration, Harvard University
and DEM.                   DFA DIG - since 2003                             (since 1998). George Fisher Baker Professor of
Trustee of DFAITC.         DEM - since 2003                                 Business Administration, Graduate School of Business
Harvard Business School                                                     Administration, Harvard University (1988-1998),
397 Morgan Hall Soldiers                                                    Co-founder, Chief Science Officer, Integrated Finance
Field Boston, MA 02163                                                      Limited (since 2002). Director, MF Risk, Inc. (risk
Date of Birth: 7/31/44                                                      management software) (since 2001). Director, Peninsula
                                                                            Banking Group (bank) (since 2003). Director, Community
                                                                            First Financial Group (bank holding company) (since
                                                                            2003). Formerly, Co-Founder and Principal, Long-Term
                                                                            Capital Management. Director, Vical Incorporated
                                                                            (biopharmaceutical product development).

Myron S. Scholes           DFAITC - since 1993      79 portfolios in 4      Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG    DFAIDG - since 1981      investment companies    University. Managing Partner, Oak Hill Capital
and DEM.                   DIG - since 1993                                 Management (private equity firm). Chairman, Oak Hill
Trustee of DFAITC.         DEM - since 1993                                 Platinum Partners (hedge fund). Director, Chicago
Oak Hill Capital                                                            Mercantile Exchange, Consultant, Arbor Investors.
Management, Inc.                                                            Formerly, Director, Smith Breeden Family of Funds.
2775 Sand Hill Rd                                                           Director, American Century Fund Complex (registered
Suite 220                                                                   investment companies) (38 Portfolios); and Director,
Menlo Park, CA 94025                                                        Chicago Mercantile Exchange Holdings Inc.
Date of Birth: 7/01/41

Abbie J. Smith             DFAITC - since 2000      79 portfolios in 4      Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG    DFAIDG - since 2000      investment companies    Graduate School of Business, University of Chicago,
and DEM.                   DIG - since 2000                                 Formerly, Marvin Bower Fellow, Harvard Business School
Trustee of DFAITC.         DEM - since 2000                                 (9/01 to 8/02). Director, HON Industries Inc. (office
Graduate School of                                                          furniture) and Director, Ryder System Inc.
Business                                                                    (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
  WITH THE FUND             TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
   AND ADDRESS                LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS**

David G. Booth             DFAITC - since 1993      79 portfolios in 4      Chairman, Director, Chief Executive Officer, Chief
Chairman, Director,        DFAIDG - since 1981      investment companies    Investment Officer and President of Dimensional Fund
Chief Executive Officer,   DIG - since 1992                                 Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Chief Investment Officer   DEM - since 1993                                 DEM. Chairman, Trustee, Chief Executive Officer, Chief
and President of DFAIDG,                                                    Investment Officer and President of DFAITC. Director
DIG and DEM. Chairman,                                                      of Dimensional Fund Advisors Ltd, and formerly Chief
Trustee, Chief Executive                                                    Investment Officer. Director, Chief Investment Officer
Officer, Chief Investment                                                   and President of DFA Australia Ltd. Formerly, Director
Officer and President of                                                    of Dimensional Funds PLC. Chairman, Director, Chief
DFAITC.                                                                     Executive Officer and Chief Investment Officer of
1299 Ocean Avenue                                                           Dimensional Fund Advisors Canada Inc. (All Chief
Santa Monica, CA 90401                                                      Investment Officer positions held starting 1/1/2003
Date of Birth: 12/02/46                                                     except for Dimensional Fund Advisors Canada Inc.,
                                                                            which was from 6/17/2003.)

                                                                            Limited Partner, Oak Hill Partners, Director,
                                                                            University of Chicago Business School. Formerly,
                                                                            Director, SA Funds (registered investment company).
                                                                            Formerly Director, Assante Corporation (investment
                                                                            management) (until 2002).

Rex A. Sinquefield*        DFAITC - since 1993      79 portfolios in 4      Chairman and Director (and prior to 1/1/2003, Chief
Chairman and Director of   DFAIDG - since 1981      investment companies    Investment Officer) of Dimensional Fund Advisors Inc.,
DFAIDG, DIG and DEM.       DIG - since 1992                                 DFA Securities Inc., DFAIDG, DIG and DEM, Chairman,
Trustee and Chairman of    DEM - since 1993                                 Trustee (and prior to 1/1/2003, Chief Investment
DFAITC.                                                                     Officer) of DFAITC. Director and formerly President of
1299 Ocean Avenue                                                           Dimensional Fund Advisors Ltd., Director (and prior to
Santa Monica, CA 90401                                                      1/1/2003, Chief Investment Officer) of DFA Australia
Date of Birth: 9/07/44                                                      Ltd. Director of Dimensional Funds PLC and Dimensional
                                                                            Fund Advisors Canada Inc.

                                                                            Trustee, St. Louis University. Life Trustee and Member
                                                                            of Investment Committee, DePaul University. Director,
                                                                            The German St. Vincent Orphan Home. Member of
                                                                            Investment Committee, Archdiocese of St. Louis.
                                                                            Director, St. Louis Art Institute.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.


                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
        AND ADDRESS                     SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                          OFFICERS
M. Akbar Ali                           Since 2005     Vice President of all the DFA Entities. Portfolio Manager of Dimensional
Vice President                                        (since August 2002). Formerly, Graduate Student at the University of
Date of Birth: 7/1/71                                 California, Los Angeles (August 2000 to June 2002); Senior Technology Office
                                                      at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery                           Since 2005     Vice President of all the DFA Entities. From June 2002 to January 2005,
Vice President                                        institutional client service representative of Dimensional. Formerly,
Date of Birth: 1/4/66                                 institutional client service and marketing representative for Metropolitan
                                                      West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to
                                                      January 2001).

Arthur H. Barlow                       Since 1993     Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                        Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                       Since 2001     Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and                                    Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003,
Assistant Secretary                                   Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for
Date of Birth: 1/24/67                                Dimensional.

Stephen A. Clark                       Since 2004     Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio
Vice President                                        Manager of Dimensional. Formerly, Graduate Student at the University of
Date of Birth: 8/20/72                                Chicago (September 2000 to March 2001); and Associate of US Bancorp Piper
                                                      Jaffrey (September 1999 to September 2000) and an Analyst and later an
                                                      Associate of John Nuveen & Co. (August 1997 to September 1999).

Truman A. Clark                        Since 1996     Vice President of all the DFA Entities, Formerly, Vice President of DFA
Vice President                                        Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                 Since 2004     Vice President of all the DFA Entities. Formerly, Senior Compliance Officer,
Vice President                                        INVESCO Institutional, Inc. and its affiliates (August 2000 to January
Date of Birth: 12/21/65                               2004); Branch Chief, Investment Company and Investment Advisor Inspections,
                                                      Securities and Exchange Commission (April 1994 to August 2000).

James L. Davis                         Since 1999     Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                        Australia Limited and Dimensional Fund Advisors Ltd, Formerly at Kansas
Date of Birth: 11/29/56                               State University. Arthur Andersen & Co., and Phillips Petroleum Co.

Robert T. Deere                        Since 1994     Vice President of all the DFA Entities and DFA Australia Limited. Formerly,
Vice President                                        Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                     Since 2001     Vice President of all the DFA Entities. Prior to April 2001, marketing
Vice President                                        supervisor and marketing coordinator for Dimensional. Formerly, Vice
Date of Birth: 3/18/70                                President of DFA Australia Limited.

Richard A. Eustice                     Since 1998     Vice President and Assistant Secretary of all the DFA Entities and DFA
Vice President and                                    Australia Limited. Formerly, Vice President of Dimensional Fund Advisors
Assistant Secretary                                   Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                    Since 1993     Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                        Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61


                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
        AND ADDRESS                     SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                    Since 2004     Vice President of all DFA Entities. Prior to April 2004, institutional
Vice President                                        client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                         Since 2001     Vice President of all the DFA Entities, Formerly, Professor and Associate
Vice President                                        Dean of the Leventhal School of Accounting (September 1998 to August 2001)
Date of Birth: 11/24/61                               and Academic Director Master of Business Taxation Program (June 1996 to
                                                      August 2001) at the University of Southern California Marshall School of
                                                      Business.

Henry F. Gray                          Since 2000     Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                        Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                   Since 1997     Vice President, Controller and Assistant Treasurer of all the DFA Entities,
Vice President, Controller                            DFA Australia Limited, and Dimensional Fund Advisors Ltd. Formerly,
and Assistant Treasurer                               Assistant Secretary of Dimensional Fund Advisors Ltd.
Date of Birth: 1/22/61

Kevin Hight                            Since 2005     Vice President of all the DFA Entities. Formerly, Regional Director of
Vice President                                        Dimensional (since March 2003 to March 2005). Formerly, Vice President and
Date of Birth: 11/13/67                               Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho                        Since 2004     Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                        Controller of Dimensional.
Date of Birth: 11/29/67

Jeff J. Jeon                           Since 2004     Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                        Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                (September 1997 to August 2001).

Patrick M. Keating                     Since 2003     Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                        Inc. (since June 2003). Formerly, Director, President and Chief Executive
Date of Birth: 12/21/54                               Officer, Assante Asset Management, Inc. (October 2000 to December 2002);
                                                      Director, Assante Capital Management (October 2000 to December 2002);
                                                      President and Chief Executive Officer, Assante Capital Management (October
                                                      2000 to April 2001); Executive Vice President, Assante Corporation (May 2001
                                                      to December 2002); Director, Assante Asset Management Ltd. (September 1997
                                                      to December 2002); President and Chief Executive Officer, Assante Asset
                                                      Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich                     Since 2004     Vice President of all the DFA Entities. From April 2001 to April 2004,
Vice President                                        Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital
Date of Birth: 11/7/71                                Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane                        Since 2004     Vice President of all the DFA Entities. Formerly, Vice President of Advisor
Vice President                                        Services at TIAA-CREF (July 2001 to September 2004); AEGON, President,
Date of Birth: 7/11/67                                Advisor Resources (September 1994 to June 2001).

Juliet Lee                             Since 2005     Vice President of all the DFA Entities. Human Resources Manager of
Vice President                                        Dimensional (since January 2004). Formerly, Assistant Vice President for
Date of Birth: 1/12/71                                Metropolitan West Asset Management LLC (February 2001 to December 2003) and
                                                      Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Heather H. Mathews                     Since 2004     Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                        Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at
Date of Birth: 12/12/69                               Harvard University (August 1998 to June 2000).

David M. New                           Since 2003     Vice President of all the DFA Entities. Formerly, Client Service Manager of
Vice President                                        Dimensional. Formerly, Director of Research, Wurts and Associates
Date of Birth: 2/9/60                                 (investment consulting firm) (December 2000 to June 2002).


                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
        AND ADDRESS                     SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                  Vice President   Vice President and Secretary of all the DFA Entities. Vice President and
Vice President and Secretary           since 1997     Assistant Secretary of DFA Australia Limited (since February 2002, April
Date of Birth: 5/7/64                and Secretary    1997 and May 2002, respectively). Vice President and Secretary of
                                       since 2000     Dimensional Fund Advisors Canada Inc. (since June 2003). Director,
                                                      Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Sonya K. Park                          Since 2005     Vice President of all the DFA Entities. From February 2002 to January 2005,
Vice President                                        institutional client service representative of Dimensional. Formerly,
Date of Birth: 6/28/72                                Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February
                                                      2002); Graduate student at New York University (February 2000 to December
                                                      2000).

David A. Plecha                        Since 1993     Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                        Dimensional Fund Advisors Ltd.
Date of Birth: 10/26/61

Eduardo A. Repetto                     Since 2002     Vice President of all the DFA Entities. Formerly, Research Associate for
Vice President                                        Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August
Date of Birth: 1/28/67                                1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez                    Since 2005     Vice President of all the DFA Entities. From August 2004 to July 2005,
Vice President                                        institutional client service representative of Dimensional. Formerly,
Date of Birth: 5/18/71                                Financial Services Analyst, Cato Institute (September 2001 to June 2004);
                                                      Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004);
                                                      and Assistant Director, Project on Global Economic Liberty, Cato Institute
                                                      (January 1996 to August 2001).

Michael T. Scardina                    Since 1993     Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                       Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd., and
Officer and Treasurer                                 since June 2003, Dimensional Fund Advisors Canada Inc. Director, Dimensional
Date of Birth: 10/12/55                               Fund Advisors Ltd. (since February 2002) and Dimensional Funds, plc (January
                                                      2002).

David E. Schneider                     Since 2001     Vice President of all the DFA Entities. Currently, Director of Institutional
Vice President                                        Services. Prior to 2001, Regional Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

Jeanne C. Sinquefield, Ph.D.*          Since 1988     Executive Vice President of all the DFA Entities and DFA Australia Limited.
Executive Vice President                              Vice President (formerly, Executive Vice President) of Dimensional Fund
Date of Birth: 12/2/46                                Advisors Ltd. (since January 2003) and Dimensional Fund Advisor Canada Inc.
                                                      (since June 2003).

Grady M. Smith                         Since 2004     Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                        Manager of Dimensional. Formerly, Principal of William M. Mercer,
Date of Birth: 5/26/56                                Incorporated (July 1995 to June 2001).

Carl G. Snyder                         Since 2000     Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                        Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                     Since 2004     Vice President of all the DFA Entities. Prior to April 2004, institutional
Vice President                                        client service representative of Dimensional.
Date of Birth: 11/10/47

Bradley G. Steiman                     Since 2004     Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                        Inc. (since June 2003). Prior to April 2002, Regional Director of
Date of Birth: 3/25/73                                Dimensional. Formerly, Vice President and General Manager of Assante Global
                                                      Advisors (July 2000 to April 2002); Vice President of Assante Asset
                                                      Management Inc. (March 2000 to July 2000); and Private Client Manager at
                                                      Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                        Since 1997     Vice President of all the DFA Entities, DFA Australia Limited, Dimensional
Vice President                                        Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada
Date of Birth: 3/10/66                                Inc.


                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
        AND ADDRESS                     SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Carol W. Wardlaw                       Since 2004     Vice President of all the DFA Entities. Prior to April 2004, institutional
Vice President                                        client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                   Since 1997     Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                        Australia Limited.
Date of Birth: 3/1/51

Daniel M. Wheeler                      Since 2001     Vice President of all the DFA Entities. Prior to 2001, Director of Financial
Vice President                                        Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd.
Date of Birth: 3/3/45                                 (since October 2003) and President of Dimensional Fund Advisors Canada Inc.
                                                      (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                             NOTICE TO SHAREHOLDERS
                                   (UNAUDITED)

     For shareholders that do not have a November 30, 2005 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2004 to November 30, 2005, each Portfolio is designating the following items with regard to distributions paid during the fiscal year.

                                                     NET
                                                  INVESTMENT       SHORT-TERM       LONG-TERM       RETURN
                                                    INCOME        CAPITAL GAIN     CAPITAL GAIN       OF      TAX-EXEMPT
DFA INVESTMENT DIMENSIONS GROUP INC.            DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS    CAPITAL     INTEREST
------------------------------------            -------------    -------------    -------------    -------    ----------
U.S. Large Company Portfolio                           100.00%              --               --         --            --
Enhanced U.S. Large Company Portfolio                  100.00%              --               --         --            --
U.S. Large Cap Value Portfolio                         100.00%              --               --         --            --
U.S. Small XM Value Portfolio                           63.49%              --            36.51%        --            --
U.S. Small Cap Value Portfolio                          29.15%              --            70.85%        --            --
U.S. Small Cap Portfolio                                81.11%            0.10%           18.79%        --            --
U.S. Micro Cap Portfolio                                44.30%              --            55.70%        --            --
DFA Real Estate Securities Portfolio                    60.98%            4.04%           34.98%        --            --
Large Cap International Portfolio                      100.00%              --               --         --            --
International Core Equity Portfolio                        --               --               --         --            --
International Small Company Portfolio                   48.87%            3.73%           47.40%        --            --
Japanese Small Company Portfolio                       100.00%              --               --         --            --
Asia Pacific Small Company Portfolio                   100.00%              --               --         --            --
United Kingdom Small Company Portfolio                  38.68%           12.69%           48.63%        --            --
Continental Small Company Portfolio                     38.45%            1.96%           59.58%        --            --
DFA International Small Cap Value Portfolio             51.57%            2.54%           45.89%        --            --
Emerging Markets Portfolio                             100.00%              --               --         --            --
Emerging Markets Small Cap Portfolio                    40.34%           14.98%           44.69%        --            --
Emerging Markets Core Equity Portfolio                 100.00%              --               --         --            --
DFA One-Year Fixed Income Portfolio                    100.00%              --               --         --            --
DFA Two-Year Global Fixed Income Portfolio             100.00%              --               --         --            --
DFA Five-Year Government Portfolio                     100.00%              --               --         --            --
DFA Five-Year Global Fixed Income Portfolio            100.00%              --               --         --            --
DFA Intermediate Government Fixed Income                94.26%              --             5.74%        --            --
DFA Short-Term Municipal Bond Portfolio                    --               --               --         --        100.00%

DIMENSIONAL INVESTMENT GROUP INC.
DFA International Value Portfolio                       98.60%              --             1.40%        --            --

THE DFA INVESTMENT TRUST COMPANY
The Enhanced U.S. Large Company Series                  98.46%              --             1.54%        --            --
The U.S. Large Cap Value Series                         95.23%              --             4.77%        --            --
The U.S. Small XM Value Series                          14.21%           35.62%           50.16%        --            --
The U.S. Small Cap Value Series                         13.72%           10.09%           76.18%        --            --
The U.S. Small Cap Series                               20.49%           13.08%           66.43%        --            --
The U.S. Micro Cap Series                               10.36%           16.82%           72.83%        --            --
The DFA International Value Series                      50.96%            1.14%           47.90%        --            --
The DFA One-Year Fixed Income Series                   100.00%              --               --         --            --
The DFA Two-Year Global Fixed Income Series             93.24%              --               --       6.76%           --

                                                                   CORPORATE
                                                                   DIVIDENDS      QUALIFYING       U.S.        FOREIGN
                                                    TOTAL           RECEIVED       DIVIDEND     GOVERNMENT       TAX
DFA INVESTMENT DIMENSIONS GROUP INC.            DISTRIBUTIONS     DEDUCTION(1)     INCOME(2)    INTEREST(3)    CREDIT(4)
------------------------------------            -------------    -------------    ----------    -----------    ---------
U.S. Large Company Portfolio                           100.00%          100.00%        92.00%           --            --
Enhanced U.S. Large Company Portfolio                  100.00%              --            --            --            --
U.S. Large Cap Value Portfolio                         100.00%           94.00%        89.00%           --            --
U.S. Small XM Value Portfolio                          100.00%           26.00%        19.00%           --            --
U.S. Small Cap Value Portfolio                         100.00%           64.00%        53.00%           --            --
U.S. Small Cap Portfolio                               100.00%           43.00%        44.00%           --            --
U.S. Micro Cap Portfolio                               100.00%           29.00%        32.00%           --            --
DFA Real Estate Securities Portfolio                   100.00%              --            --            --            --
Large Cap International Portfolio                      100.00%              --         70.00%           --          7.24%
International Core Equity Portfolio                        --               --            --            --          5.91%
International Small Company Portfolio                  100.00%              --         63.00%           --          5.56%
Japanese Small Company Portfolio                       100.00%              --         71.00%           --          6.52%
Asia Pacific Small Company Portfolio                   100.00%              --         45.00%           --          2.31%
United Kingdom Small Company Portfolio                 100.00%              --         93.00%           --            --
Continental Small Company Portfolio                    100.00%              --         54.00%           --         12.63%
DFA International Small Cap Value Portfolio            100.00%              --         63.00%           --          4.82%
Emerging Markets Portfolio                             100.00%              --         65.00%           --         11.00%
Emerging Markets Small Cap Portfolio                   100.00%              --         67.00%           --          9.29%
Emerging Markets Core Equity Portfolio                 100.00%              --        100.00%           --         19.54%
DFA One-Year Fixed Income Portfolio                    100.00%              --            --            --            --
DFA Two-Year Global Fixed Income Portfolio             100.00%              --            --            --            --
DFA Five-Year Government Portfolio                     100.00%              --            --         99.21%           --
DFA Five-Year Global Fixed Income Portfolio            100.00%              --            --         11.85%           --
DFA Intermediate Government Fixed Income               100.00%              --            --         99.40%           --
DFA Short-Term Municipal Bond Portfolio                100.00%              --            --            --            --

DIMENSIONAL INVESTMENT GROUP INC.
DFA International Value Portfolio                      100.00%              --         60.00%           --            --

THE DFA INVESTMENT TRUST COMPANY
The Enhanced U.S. Large Company Series                 100.00%              --            --         23.10%           --
The U.S. Large Cap Value Series                        100.00%           87.00%        80.00%           --            --
The U.S. Small XM Value Series                         100.00%           19.00%        18.00%           --            --
The U.S. Small Cap Value Series                        100.00%           50.00%        46.00%           --            --
The U.S. Small Cap Series                              100.00%           40.00%        37.00%           --            --
The U.S. Micro Cap Series                              100.00%           28.00%        27.00%           --            --
The DFA International Value Series                     100.00%              --         56.00%           --          6.65%
The DFA One-Year Fixed Income Series                   100.00%              --            --         21.82%           --
The DFA Two-Year Global Fixed Income Series            100.00%              --            --         28.59%           --

----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of net investment income and short-term capital gain distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain).

DFA INVESTMENT DIMENSIONS GROUP INC.
EMERGING MARKETS VALUE PORTFOLIO
AND
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2005

DIMENSIONAL INVESTING

Dimensional Fund Advisors strives to deliver the returns of capital markets and add value through resourceful trading. The firm departs from the rules and rigidity of traditional indexing and avoids the futile and cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

On the firm's twenty-fifth anniversary, it pays to look back at the performance of asset classes over a variety of different climates. Through good times and bad, clients who stayed the course not only captured asset class returns across the spectrum but in many cases added value over traditional indexes through Dimensional's engineering and trading infrastructure.

A look through our annual reports gives you a sense of the breadth of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Academic research has documented that, over the long term, small cap stocks outperform large cap stocks and that value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return trade-offs. The portfolios are diversified and painstakingly designed to work together in your total investment plan.

DIMENSIONAL'S INVESTMENT STRATEGIES

$84 Billion in Assets Under Management Worldwide as of November 30, 2005

CORE EQUITY

US Core Equity
International Core Equity
Emerging Markets Core Equity

SMALL CAP

US Micro Cap
US Small Cap
International Small Cap
Emerging Markets Small Cap

VALUE

US Small Cap Value
US Large Cap Value
International Small Cap Value
International Value
Emerging Markets Value

TAX-MANAGED

US Small Cap
US Small Cap Value
US Equity
US Marketwide Value
International Value

FIXED INCOME

One-year
Two-Year Global
Five-Year Government
Five-Year Global
Intermediate Government
Short-Term Municipal

We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

[DIMENSIONAL LOGO]

Dimensional Fund Advisors Inc. is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For this and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors Inc. collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

DIMENSIONAL INVESTING

                                                                                                      PAGE
                                                                                                    --------
DFA INVESTMENT DIMENSIONS GROUP INC. -- EMERGING MARKETS VALUE PORTFOLIO
    Performance Chart                                                                                      1
    Management's Discussion and Analysis (including Dimensional Emerging Markets Value Fund Inc.)          2
    Definitions of Abbreviations and Footnotes                                                             5
    Disclosure of Fund Expenses                                                                            6
    Disclosure of Portfolio Holdings                                                                       7
    Statement of Assets and Liabilities                                                                    8
    Statement of Operations                                                                                9
    Statements of Changes in Net Assets                                                                   10
    Financial Highlights                                                                                  11
    Notes to Financial Statements                                                                         12
    Report of Independent Registered Public Accounting Firm                                               15

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
    Performance Chart                                                                                     16
    Disclosure of Fund Expenses                                                                           17
    Disclosure of Portfolio Holdings                                                                      18
    Summary Schedule of Portfolio Holdings                                                                19
    Statement of Assets and Liabilities                                                                   22
    Statement of Operations                                                                               23
    Statements of Changes in Net Assets                                                                   24
    Financial Highlights                                                                                  25
    Notes to Financial Statements                                                                         26
    Report of Independent Registered Public Accounting Firm                                               30

FUND MANAGEMENT                                                                                           31

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                                               38

NOTICE TO SHAREHOLDERS                                                                                    39

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                PERFORMANCE CHART

[CHART]

EMERGING MARKETS VALUE PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (GROSS DIVIDENDS)
APRIL 1998-NOVEMBER 2005

GROWTH OF $10,000

                                                     MSCI EMERGING MARKETS INDEX
DATE               EMERGING MARKETS VALUE PORTFOLIO            (GROSS DIVIDENDS)
  4/1/1998                                    10000
 4/30/1998                                     9592                        10000
 5/31/1998                                     8448                         8630
 6/30/1998                                     7681                         7725
 7/31/1998                                     8010                         7970
 8/31/1998                                     5930                         5666
 9/30/1998                                     5900                         6025
10/31/1998                                     7164                         6659
11/30/1998                                     8328                         7213
12/31/1998                                     8617                         7109
 1/31/1999                                     8492                         6994
 2/28/1999                                     8565                         7062
 3/31/1999                                     9518                         7993
 4/30/1999                                    11910                         8982
 5/31/1999                                    11900                         8929
 6/30/1999                                    13350                         9943
 7/31/1999                                    13060                         9672
 8/31/1999                                    13174                         9760
 9/30/1999                                    12749                         9431
10/31/1999                                    13308                         9631
11/30/1999                                    14157                        10495
12/31/1999                                    15877                        11830
 1/31/2000                                    15832                        11901
 2/29/2000                                    15413                        12058
 3/31/2000                                    15198                        12118
 4/30/2000                                    14281                        10969
 5/31/2000                                    13274                        10516
 6/30/2000                                    13297                        10886
 7/31/2000                                    12731                        10326
 8/31/2000                                    12742                        10377
 9/30/2000                                    11814                         9471
10/31/2000                                    10977                         8784
11/30/2000                                    10151                         8017
12/31/2000                                    10454                         8210
 1/31/2001                                    11453                         9340
 2/28/2001                                    10523                         8609
 3/31/2001                                     9512                         7764
 4/30/2001                                     9960                         8147
 5/31/2001                                    10190                         8244
 6/30/2001                                    10075                         8075
 7/31/2001                                     9799                         7565
 8/31/2001                                     9914                         7490
 9/30/2001                                     8306                         6330
10/31/2001                                     8639                         6724
11/30/2001                                     9684                         7426
12/31/2001                                    10350                         8015
 1/31/2002                                    11172                         8287
 2/28/2002                                    11023                         8423
 3/31/2002                                    11683                         8930
 4/30/2002                                    12007                         8988
 5/31/2002                                    11857                         8845
 6/30/2002                                    11010                         8182
 7/31/2002                                    10574                         7559
 8/31/2002                                    10599                         7675
 9/30/2002                                     9329                         6847
10/31/2002                                     9727                         7292
11/30/2002                                    10487                         7793
12/31/2002                                    10174                         7534
 1/31/2003                                    10328                         7501
 2/28/2003                                    10238                         7299
 3/31/2003                                    10008                         7091
 4/30/2003                                    11325                         7723
 5/31/2003                                    12168                         8278
 6/30/2003                                    12705                         8750
 7/31/2003                                    12999                         9297
 8/31/2003                                    13855                         9921
 9/30/2003                                    14533                         9994
10/31/2003                                    15824                        10844
11/30/2003                                    16003                        10978
12/31/2003                                    17928                        11774
 1/31/2004                                    18420                        12192
 2/29/2004                                    19612                        12754
 3/31/2004                                    19858                        12918
 4/30/2004                                    18459                        11862
 5/31/2004                                    17915                        11628
 6/30/2004                                    18242                        11681
 7/31/2004                                    18476                        11475
 8/31/2004                                    19297                        11955
 9/30/2004                                    20568                        12646
10/31/2004                                    21210                        12949
11/30/2004                                    23505                        14148
12/31/2004                                    25015                        14829
 1/31/2005                                    25426                        14876
 2/28/2005                                    27743                        16182
 3/31/2005                                    25715                        15116
 4/30/2005                                    24800                        14713
 5/31/2005                                    25158                        15231
 6/30/2005                                    25985                        15757
 7/31/2005                                    27875                        16872
 8/31/2005                                    28318                        17024
 9/30/2005                                    30590                        18611
10/31/2005                                    28676                        17395
11/30/2005                                    30792                        18836

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           4/1/1998
------------------------------------------------------------------
                         31.06%           24.72%            15.81%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2005

     International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index. Net returns were diminished considerably by appreciation of the U.S. dollar relative to the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona. Overall, currency exchange rate changes negatively impacted returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 27.48% in local currency and 13.27% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                     LOCAL
                                                    CURRENCY        U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                        RETURN           RETURN
-----------------------------                       --------        -----------
United Kingdom (net dividends)                        19.09%              7.72%
Japan (net dividends)                                 41.66%             21.55%
France                                                25.50%             11.33%
Switzerland                                           38.51%             19.87%
Germany                                               26.12%             11.88%
Netherlands                                           29.13%             14.55%
Australia                                             25.56%             19.79%
Italy                                                 19.84%              6.30%
Spain                                                 24.16%             10.12%
Sweden                                                27.30%              6.03%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (price-only)                                   20.35%
MSCI EAFE Value Index (net dividends)                                    14.34%
MSCI EAFE Index (net dividends)                                          13.27%
MSCI EAFE Growth Index (net dividends)                                   12.14%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 33.12% for the MSCI Emerging Markets Index (gross dividends), and 13.27% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                                         TOTAL
                                                                        RETURNS
COUNTRY                                                                (U.S. $)
-------                                                                --------
Argentina                                                                67.41%
Brazil                                                                   73.90%
Thailand                                                                  4.11%
Chile                                                                    30.93%
Indonesia                                                                 6.11%
Hungary                                                                  28.07%
Israel                                                                   32.85%
Poland                                                                   34.73%
Taiwan                                                                    6.89%
Mexico                                                                   53.97%
Malaysia                                                                  0.54%
Philippines                                                              22.52%
Turkey                                                                   80.71%
South Korea                                                              47.97%

----------
Source: Morgan Stanley Capital International

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

EMERGING MARKETS VALUE PORTFOLIO

     The Emerging Markets Value Portfolio (the "Portfolio") seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund Inc., (the "Master Fund") which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 1,471 stocks in 17 countries. Target country weights in the Master Fund are determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit potential risks associated with individual countries. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. Throughout the year ended November 30, 2005, the Master Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.0% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, emerging markets value stocks outperformed developed country stocks but underperformed core emerging markets strategies. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 33.12% for the MSCI Emerging Markets Index (gross dividends), and 31.06% for the Emerging Markets Value Portfolio. Relative to the MSCI Emerging Markets Index, underperformance of the Portfolio was due primarily to greater exposure to stocks with market capitalizations under $700 million and to portfolio composition differences in Latin America. The average weight for stocks with market caps under $700 million which underperformed the MSCI Emerging Markets Index, was 29% for the Master Fund compared to 3% for the Index. Securities from Latin America produced a return of 39.71% for the Master Fund compared to 60.47% for the Index. To a lesser extent, underperformance was attributable due to the Master Fund's greater exposure to stocks with pronounced value characteristics, defined as a relatively high book-to-market ratio.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

     Dimensional Emerging Markets Value Inc. (the "Fund") seeks to capture the returns of value stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Fund held 1,471 stocks in 17 countries. Target country weights in the Fund are determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit potential risks associated with individual countries. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. The Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1% of the Fund's assets.

     As a result of the Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging market country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, emerging markets value stocks outperformed developed country stocks but underperformed core emerging markets strategies. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 33.12% for the MSCI Emerging Markets Index (gross dividends), and 31.60% for the Fund. Relative to the MSCI Emerging Markets Index, underperformance of the Fund was primarily due to greater exposure to stocks with market capitalizations under $700 million and to portfolio composition differences in Latin America. The average weight for stocks with market caps under $700 million which underperformed the MSCI Emerging Markets Index, was 29% for the Fund compared to 3% for the Index. Securities from Latin America produced a return of 39.71% for the Fund compared to 60.47% for the Index. To a lesser extent, underperformance was attributable to the Fund's greater exposure to stocks with pronounced value characteristics, defined as a relatively high book-to market ratio.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

STATEMENT OF ASSETS AND LIABILITIES/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

FHLMC   Federal Home Loan Mortgage Corporation
ADR     American Depositary Receipt
+       See Note B to Financial Statements.
++      Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not individually represent more than 1.0% of the net assets of the Fund. Some of the individual securities in this category may be Non-Income Producing Securities.
*       Non-Income Producing Securities.

FINANCIAL HIGHLIGHTS

(1) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(2)     Computed using average shares outstanding.

ALL STATEMENTS AND SCHEDULES

-       Amounts designated as - are either zero or rounded to zero.
SEC     Securities Exchange Commission

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL 5% ANNUAL RETURN

          This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLE

                                       BEGINNING          ENDING                             EXPENSES
                                        ACCOUNT          ACCOUNT          ANNUALIZED           PAID
                                         VALUE            VALUE            EXPENSE            DURING
EMERGING MARKETS VALUE PORTFOLIO        06/01/05         11/30/05           RATIO             PERIOD*
--------------------------------      ------------      -----------       ----------        -----------
Actual Fund Return                    $   1,000.00      $  1,224.50          0.70%          $      3.90
Hypothetical 5% Annual Return         $   1,000.00      $  1,021.56          0.70%          $      3.55

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365), to reflect the half-year period. The expenses shown reflect the direct expenses of the feeder fund and the indirect payment of the feeder fund's portion of the expenses of its master fund.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Affiliated Investment Companies                                         100.0%

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc. (Affiliated Investment Company)
  (60,239,814 Shares, Cost $1,407,867) at Value+                                                  $   2,078,274
Receivables:
  Investment Securities Sold                                                                             16,309
  Fund Shares Sold                                                                                          581
Prepaid Expenses and Other Assets                                                                            20
                                                                                                  -------------
    Total Assets                                                                                      2,095,184
                                                                                                  -------------

LIABILITIES:
Payables:
  Fund Shares Redeemed                                                                                   16,890
  Due to Advisor                                                                                            667
Accrued Expenses and Other Liabilities                                                                      147
                                                                                                  -------------
    Total Liabilities                                                                                    17,704
                                                                                                  -------------
NET ASSETS                                                                                        $   2,077,480
                                                                                                  =============
SHARES OUTSTANDING, $0.01 PAR VALUE
(Authorized 100,000,000 Shares)                                                                      90,894,931
                                                                                                  =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                          $       22.86
                                                                                                  =============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment Company                                $      42,760
                                                                                                  -------------

EXPENSES
  Administrative Services Fees                                                                            5,970
  Accounting & Transfer Agent Fees                                                                           20
  Legal Fees                                                                                                 10
  Audit Fees                                                                                                  3
  Filing Fees                                                                                               123
  Shareholders' Reports                                                                                      58
  Directors' Fees & Expenses                                                                                 19
  Other                                                                                                       9
                                                                                                  -------------
      Total Expenses                                                                                      6,212
                                                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                                                             36,548
                                                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment Company                                 19,856
  Net Realized Gain (Loss) on Investment Securities Sold                                                 (2,232)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities                             344,565
                                                                                                  -------------

  NET REALIZED AND UNREALIZED GAIN (LOSS)                                                               362,189
                                                                                                  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $     398,737
                                                                                                  =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                        YEAR             YEAR
                                                                                        ENDED            ENDED
                                                                                      NOV. 30,         NOV. 30,
                                                                                        2005             2004
                                                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                     $      36,548    $       8,355
  Capital Gain Distributions Received from Affiliated Investment Company                  19,856            4,408
  Net Realized Gain (Loss) on Investment Securities Sold                                  (2,232)          (2,987)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities              344,565          234,247
                                                                                   -------------    -------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                      398,737          244,023
                                                                                   -------------    -------------
Distributions From:
  Net Investment Income                                                                  (31,728)         (12,625)
  Net Short-Term Gains                                                                    (1,064)            (803)
  Net Long-Term Gains                                                                     (3,733)              --
                                                                                   -------------    -------------
    Total Distributions                                                                  (36,525)         (13,428)
                                                                                   -------------    -------------
Capital Share Transactions (a):
  Shares Issued                                                                        1,008,916          332,075
  Shares Issued in Lieu of Cash Distributions                                             26,529           10,785
  Shares Redeemed                                                                       (215,490)         (81,177)
                                                                                   -------------    -------------
    Net Increase (Decrease) from Capital Share Transactions                              819,955          261,683
                                                                                   -------------    -------------
    Total Increase (Decrease) in Net Assets                                            1,182,167          492,278

NET ASSETS
  Beginning of Period                                                                    895,313          403,035
                                                                                   -------------    -------------
  End of Period                                                                    $   2,077,480    $     895,313
                                                                                   =============    =============

(a) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                         50,012           22,587
    Shares Issued in Lieu of Cash Distributions                                            1,352              778
    Shares Redeemed                                                                      (10,411)          (5,596)
                                                                                   -------------    -------------
                                                                                          40,953           17,769
                                                                                   =============    =============

ACCUMULATED NET INVESTMENT INCOME (LOSS)                                           $       4,812    $          (8)

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    YEAR             YEAR             YEAR             YEAR             YEAR
                                                   ENDED             ENDED            ENDED           ENDED             ENDED
                                                  NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                    2005             2004             2003             2002             2001
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $      17.93     $      12.53     $       8.42     $       8.43     $       8.97
                                                ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.50             0.21             0.19             0.18             0.18
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                           4.96             5.54             4.13             0.49            (0.58)
                                                ------------     ------------     ------------     ------------     ------------
  Total from Investment Operations                      5.46             5.75             4.32             0.67            (0.40)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.44)           (0.35)           (0.14)           (0.23)           (0.09)
  Net Realized Gains                                   (0.09)              --            (0.07)           (0.45)           (0.05)
                                                ------------     ------------     ------------     ------------     ------------
    Total Distributions                                (0.53)           (0.35)           (0.21)           (0.68)           (0.14)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $      22.86     $      17.93     $      12.53     $       8.42     $       8.43
================================================================================================================================
Total Return                                           31.06%           46.76%           52.59%            8.29%           (4.60)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
Period (thousands)                              $  2,077,480     $    895,313     $    403,035     $    118,516     $     60,999
Ratio of Expenses to Average Net Assets (1)             0.70%            0.77%            0.86%            0.85%            1.00%
Ratio of Net Investment Income to Average
  Net Assets                                            2.45%            1.37%            2.41%            2.10%            2.34%
--------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers forty-one portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining portfolios, thirty-nine are presented in separate reports and one has not yet commenced operations.

     The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At November 30, 2005, the Portfolio owned 86% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2005, the total liability (in thousands) for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $25.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the year ended November 30, 2005, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

FEES PAID TO OFFICERS AND DIRECTORS:

     Certain Officers and Directors of the Advisor are also Officers and Directors of the Group; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Group. For the year ended November 30, 2005, the total related amounts paid by the Group under this arrangement were $107 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                  NET INVESTMENT
                    INCOME AND
                    SHORT-TERM            LONG-TERM
                   CAPITAL GAINS        CAPITAL GAINS              TOTAL
                  ---------------       -------------         --------------
2005               $       32,792       $       3,733         $       36,525
2004                       12,625                 803                 13,428

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

       UNDISTRIBUTED                                    TOTAL NET
       NET INVESTMENT                                 DISTRIBUTABLE
         INCOME AND            UNDISTRIBUTED            EARNINGS/
         SHORT-TERM              LONG-TERM            (ACCUMULATED
       CAPITAL GAINS           CAPITAL GAINS             LOSSES)
       --------------          -------------          --------------
       $        5,093          $      17,974          $       23,067

     For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
      FEDERAL            UNREALIZED           UNREALIZED         APPRECIATION/
      TAX COST          APPRECIATION        (DEPRECIATION)       (DEPRECIATION)
    ------------       --------------       --------------       --------------
    $  1,422,694       $      670,407       $     (14,827)        $      655,580

E. COMPONENTS OF NET ASSETS

     At November 30, 2005 net assets consisted of (amounts in thousands):

                                            ACCUMULATED          UNREALIZED
                        ACCUMULATED         NET REALIZED        APPRECIATION
                            NET              GAIN (LOSS)       (DEPRECIATION)
      PAID-IN            INVESTMENT        OF INVESTMENT        OF INVESTMENT         TOTAL NET
      CAPITAL          INCOME (LOSS)         SECURITIES          SECURITIES            ASSETS
    ------------       -------------       --------------      --------------       ------------
    $  1,398,859       $       4,812       $        3,402      $      670,407       $  2,077,480

F. LINE OF CREDIT:

     The Portfolio, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Portfolio under the line of credit with the domestic custodian bank during the year ended November 30, 2005.

     The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolio under the line credit with the international custodian bank during the year ended November 30, 2005.

G. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

H. OTHER:

     On November 30, 2005, one shareholder held approximately 28% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF EMERGING MARKETS VALUE PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Value Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                                PERFORMANCE CHART

[CHART]

DIMENSIONAL EMERGING MARKETS VALUE FUND INC. VS.
MSCI EMERGING MARKETS INDEX (GROSS DIVIDENDS)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                               DIMENSIONAL EMERGING        MSCI EMERGING MARKETS
DATE                        MARKETS VALUE FUND INC.      INDEX (GROSS DIVIDENDS)
11/30/1995                                     9950                        10000
12/31/1995                                    10289                        10444
 1/31/1996                                    11243                        11187
 2/29/1996                                    10941                        11009
 3/31/1996                                    10994                        11095
 4/30/1996                                    11358                        11538
 5/31/1996                                    11436                        11486
 6/30/1996                                    11553                        11558
 7/31/1996                                    10623                        10768
 8/31/1996                                    10969                        11044
 9/30/1996                                    11222                        11140
10/31/1996                                    10955                        10843
11/30/1996                                    11052                        11025
12/31/1996                                    11174                        11074
 1/31/1997                                    12500                        11830
 2/28/1997                                    12808                        12336
 3/31/1997                                    12453                        12011
 4/30/1997                                    12322                        12033
 5/31/1997                                    13183                        12377
 6/30/1997                                    13715                        13039
 7/31/1997                                    13974                        13234
 8/31/1997                                    12515                        11550
 9/30/1997                                    13263                        11870
10/31/1997                                    11610                         9922
11/30/1997                                    11288                         9560
12/31/1997                                    11724                         9791
 1/31/1998                                    11003                         9023
 2/28/1998                                    11854                         9965
 3/31/1998                                    12402                        10398
 4/30/1998                                    12244                        10284
 5/31/1998                                    10866                         8875
 6/30/1998                                     9929                         7944
 7/31/1998                                    10318                         8196
 8/31/1998                                     7629                         5827
 9/30/1998                                     7600                         6196
10/31/1998                                     9230                         6848
11/30/1998                                    10746                         7418
12/31/1998                                    11177                         7311
 1/31/1999                                    11019                         7193
 2/28/1999                                    11125                         7263
 3/31/1999                                    12368                         8220
 4/30/1999                                    15478                         9237
 5/31/1999                                    15478                         9183
 6/30/1999                                    17361                        10226
 7/31/1999                                    16993                         9947
 8/31/1999                                    17142                        10038
 9/30/1999                                    16608                         9699
10/31/1999                                    17335                         9905
11/30/1999                                    18450                        10794
12/31/1999                                    20756                        12167
 1/31/2000                                    20645                        12240
 2/29/2000                                    20106                        12401
 3/31/2000                                    19827                        12462
 4/30/2000                                    18647                        11281
 5/31/2000                                    17337                        10815
 6/30/2000                                    17374                        11195
 7/31/2000                                    16640                        10620
 8/31/2000                                    16659                        10672
 9/30/2000                                    15451                         9740
10/31/2000                                    14355                         9034
11/30/2000                                    13280                         8245
12/31/2000                                    13679                         8443
 1/31/2001                                    14996                         9606
 2/28/2001                                    13780                         8854
 3/31/2001                                    12463                         7984
 4/30/2001                                    13030                         8379
 5/31/2001                                    13344                         8478
 6/30/2001                                    13192                         8305
 7/31/2001                                    12838                         7780
 8/31/2001                                    12990                         7703
 9/30/2001                                    10882                         6510
10/31/2001                                    11328                         6915
11/30/2001                                    12704                         7637
12/31/2001                                    13574                         8243
 1/31/2002                                    14669                         8522
 2/28/2002                                    14478                         8662
 3/31/2002                                    15350                         9184
 4/30/2002                                    15776                         9243
 5/31/2002                                    15584                         9096
 6/30/2002                                    14478                         8414
 7/31/2002                                    13914                         7774
 8/31/2002                                    13946                         7893
 9/30/2002                                    12287                         7042
10/31/2002                                    12808                         7499
11/30/2002                                    13820                         8015
12/31/2002                                    13411                         7749
 1/31/2003                                    13617                         7715
 2/28/2003                                    13498                         7506
 3/31/2003                                    13205                         7293
 4/30/2003                                    14942                         7943
 5/31/2003                                    16072                         8513
 6/30/2003                                    16788                         8998
 7/31/2003                                    17168                         9562
 8/31/2003                                    18309                        10203
 9/30/2003                                    19210                        10278
10/31/2003                                    20937                        11153
11/30/2003                                    21175                        11290
12/31/2003                                    23738                        12108
 1/31/2004                                    24385                        12538
 2/29/2004                                    25981                        13117
 3/31/2004                                    26305                        13285
 4/30/2004                                    24474                        12199
 5/31/2004                                    23749                        11959
 6/30/2004                                    24202                        12013
 7/31/2004                                    24506                        11801
 8/31/2004                                    25619                        12295
 9/30/2004                                    27305                        13005
10/31/2004                                    28178                        13317
11/30/2004                                    31224                        14550
12/31/2004                                    33249                        15251
 1/31/2005                                    33808                        15299
 2/28/2005                                    36893                        16642
 3/31/2005                                    34212                        15546
 4/30/2005                                    32999                        15131
 5/31/2005                                    33501                        15664
 6/30/2005                                    34615                        16205
 7/31/2005                                    37129                        17352
 8/31/2005                                    37743                        17508
 9/30/2005                                    40780                        19140
10/31/2005                                    38239                        17890
11/30/2005                                    41077                        19371

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         31.60%           25.22%            15.18%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL 5% ANNUAL RETURN

          This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLE

                                                BEGINNING        ENDING                        EXPENSES
                                                 ACCOUNT        ACCOUNT        ANNUALIZED        PAID
                                                  VALUE          VALUE          EXPENSE         DURING
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.     06/01/05       11/30/05         RATIO          PERIOD*
--------------------------------------------   -----------    -----------      ----------     -----------
Actual Fund Return                             $  1,000.00    $  1,226.50        0.28%        $      1.56
Hypothetical 5% Annual Return                  $  1,000.00    $  1,023.66        0.28%        $      1.42

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365), to reflect the half-year period.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Financials                                                                24.1%
Materials                                                                 21.7
Industrials                                                               14.5
Consumer Discretionary                                                    10.0
Energy                                                                     8.3
Consumer Staples                                                           7.2
Information Technology                                                     5.0
Utilities                                                                  3.9
Telecommunication Services                                                 2.4
Health Care                                                                1.5
Other                                                                      1.4
                                                                         -----
                                                                         100.0%
                                                                         =====

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                           PERCENTAGE
                                                                        SHARES            VALUE++        OF NET ASSETS**
                                                                    ---------------   ---------------    ---------------
SOUTH AFRICA -- (12.1%)
COMMON STOCKS -- (12.1%)
  ABSA Group, Ltd.                                                          898,244   $    12,722,093                0.5%
  Barloworld, Ltd.                                                          812,425        12,821,554                0.5%
* Harmony Gold Mining Co., Ltd.                                           1,528,002        18,602,113                0.8%
  Liberty Group, Ltd.                                                     1,494,978        16,617,062                0.7%
  Mittal Steel South Africa, Ltd.                                         2,388,294        20,735,581                0.9%
  Nedbank Group, Ltd.                                                     2,021,460        27,316,866                1.1%
  Old Mutual PLC                                                         13,373,079        34,620,312                1.4%
* Sanlam, Ltd.                                                            8,883,110        18,053,349                0.8%
  Other Securities                                                                        133,731,581                5.5%
                                                                                      ---------------    ---------------
TOTAL COMMON STOCKS                                                                       295,220,511               12.2%
                                                                                      ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
* Other Securities                                                                            283,293                0.0%
                                                                                      ---------------    ---------------
TOTAL -- SOUTH AFRICA                                                                     295,503,804               12.2%
                                                                                      ---------------    ---------------
SOUTH KOREA -- (11.7%)
COMMON STOCKS -- (11.7%)
  Daewoo Engineering & Construction Co., Ltd.                               819,780        10,446,122                0.4%
  Doosan Heavy Industries & Construction Co., Ltd.                          400,500        11,486,218                0.5%
  Hyundai Heavy Industries Co., Ltd.                                        189,160        13,202,835                0.5%
  Hyundai Motor Co., Ltd.                                                   446,030        36,597,684                1.5%
  Kia Motors Corp.                                                          899,680        21,266,533                0.9%
  Other Securities                                                                        193,043,656                8.0%
                                                                                      ---------------    ---------------
TOTAL -- SOUTH KOREA                                                                      286,043,048               11.8%
                                                                                      ---------------    ---------------
TAIWAN -- (10.9%)
COMMON STOCKS -- (10.9%)
* China Development Financial Holding Corp.                              34,616,000        12,460,167                0.5%
  Far East Textile, Ltd.                                                 15,571,942         9,500,481                0.4%
  Mega Financial Holding Co., Ltd.                                       18,530,000        12,138,844                0.5%
  United Microelectronics Corp.                                          32,824,183        18,237,665                0.8%
  Other Securities                                                                        213,623,791                8.8%
                                                                                      ---------------    ---------------
TOTAL -- TAIWAN                                                                           265,960,948               11.0%
                                                                                      ---------------    ---------------
INDIA -- (10.8%)
COMMON STOCKS -- (10.8%)
* Reliance Industries, Ltd.                                               6,386,159       115,436,390                4.8%
  Tata Steel, Ltd.                                                        1,751,526        13,297,260                0.6%
  Other Securities                                                                        133,735,318                5.5%
                                                                                      ---------------    ---------------
TOTAL -- INDIA                                                                            262,468,968               10.9%
                                                                                      ---------------    ---------------
MEXICO -- (9.5%)
COMMON STOCKS -- (9.5%)
  Alfa S.A. de C.V. Series A                                              5,405,364        30,511,096                1.3%
  Controladora Comercial Mexicana S.A. de C.V. Series B                   7,880,200        11,644,513                0.5%
  Gruma S.A. de C.V. Series B                                             3,347,050        10,208,867                0.4%
  Grupo Carso S.A. de C.V. Series A-1                                    13,173,051        31,195,062                1.3%
  Grupo Financiero Inbursa S.A. de C.V. Series O                          6,727,615        10,578,612                0.4%
  Nueva Grupo Mexico S.A. de C.V. Series B                               21,343,635        45,974,639                1.9%
* Organizacion Soriana S.A. de C.V. Series B                              5,249,700        22,799,919                1.0%
  Other Securities                                                                         68,480,847                2.8%
                                                                                      ---------------    ---------------
TOTAL -- MEXICO                                                                           231,393,555                9.6%
                                                                                      ---------------    ---------------

                                                                                                           PERCENTAGE
                                                                        SHARES            VALUE++        OF NET ASSETS**
                                                                    ---------------   ---------------    ---------------
BRAZIL -- (7.8%)
PREFERRED STOCKS -- (6.0%)
  Banco Bradesco SA                                                         384,650   $    11,809,200                0.5%
  Gerdau SA                                                               1,163,328        17,306,055                0.7%
  Investimentos Itau SA                                                   6,952,166        23,820,673                1.0%
  Metalurgica Gerdau SA                                                     595,200        11,452,907                0.5%
  Sadia SA                                                                3,838,282        10,608,186                0.4%
  Telemar Norte Leste SA                                                    545,000        16,074,223                0.7%
  Other Securities                                                                         54,920,384                2.2%
                                                                                      ---------------    ---------------
TOTAL PREFERRED STOCKS                                                                    145,991,628                6.0%
                                                                                      ---------------    ---------------
COMMON STOCKS -- (1.8%)
* Cia Siderurgica Belgo-Mineira                                          35,029,733        21,127,531                0.9%
  Companhia Siderurgica Nacional SA                                         931,400        19,443,794                0.8%
  Other Securities                                                                          2,962,425                0.1%
                                                                                      ---------------    ---------------
TOTAL COMMON STOCKS                                                                        43,533,750                1.8%
                                                                                      ---------------    ---------------
TOTAL -- BRAZIL                                                                           189,525,378                7.8%
                                                                                      ---------------    ---------------
TURKEY -- (6.8%)
COMMON STOCKS -- (6.8%)
  Akbank T.A.S                                                            3,293,434        25,929,952                1.1%
  Eregli Demir ve Celik Fabrikalari Turk A.S                              1,995,394        12,716,408                0.5%
* Finansbank A.S                                                          5,486,436        21,963,656                0.9%
* Turkiye Garanti Bankasi A.S                                             4,833,512        16,094,096                0.7%
  Turkiye Is Bankasi A.S                                                  2,232,528        19,065,081                0.8%
  Other Securities                                                                         69,204,921                2.8%
                                                                                      ---------------    ---------------
TOTAL -- TURKEY                                                                           164,974,114                6.8%
                                                                                      ---------------    ---------------
MALAYSIA -- (5.4%)
COMMON STOCKS -- (5.4%)
  Other Securities                                                                        130,852,687                5.4%
                                                                                      ---------------    ---------------
PREFERRED STOCKS -- (0.0%)
  Other Securities                                                                             40,393                0.0%
                                                                                      ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
* Other Securities                                                                             14,422                0.0%
                                                                                      ---------------    ---------------
TOTAL -- MALAYSIA                                                                         130,907,502                5.4%
                                                                                      ---------------    ---------------
ISRAEL -- (4.5%)
COMMON STOCKS -- (4.5%)
  Bank Hapoalim, Ltd.                                                     5,987,462        25,965,262                1.1%
  Bank Leumi Le-Israel                                                    7,901,628        28,366,273                1.2%
  Other Securities                                                                         55,581,442                2.2%
                                                                                      ---------------    ---------------
TOTAL -- ISRAEL                                                                           109,912,977                4.5%
                                                                                      ---------------    ---------------
CZECH REPUBLIC -- (3.5%)
COMMON STOCKS -- (3.5%)
* Cesky Telecom A.S                                                         535,201        10,779,403                0.5%
  CEZ A.S                                                                 2,744,208        75,160,267                3.1%
                                                                                      ---------------    ---------------
TOTAL -- CZECH REPUBLIC                                                                    85,939,670                3.6%
                                                                                      ---------------    ---------------
POLAND -- (3.1%)
COMMON STOCKS -- (3.1%)
  Polski Koncern Naftowy Orlen SA                                         1,889,530        33,935,305                1.4%
  Other Securities                                                                         42,231,176                1.8%
                                                                                      ---------------    ---------------
TOTAL -- POLAND                                                                            76,166,481                3.2%
                                                                                      ---------------    ---------------

                                                                                                           PERCENTAGE
                                                                        SHARES            VALUE++        OF NET ASSETS**
                                                                    ---------------   ---------------    ---------------
INDONESIA -- (3.1%)
COMMON STOCKS -- (3.1%)
  PT International Nickel Indonesia Tbk                                   7,522,000   $     9,585,057                0.4%
  PT Medco Energi International Tbk                                      31,249,000        10,329,197                0.4%
  PT Semen Gresik Tbk                                                     8,421,591        15,013,158                0.6%
  Other Securities                                                                         39,786,196                1.7%
                                                                                      ---------------    ---------------
TOTAL -- INDONESIA                                                                         74,713,608                3.1%
                                                                                      ---------------    ---------------
THAILAND -- (3.0%)
COMMON STOCKS -- (3.0%)
  Other Securities                                                                         72,162,969                3.0%
                                                                                      ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
* Other Securities                                                                              3,440                0.0%
                                                                                      ---------------    ---------------
TOTAL -- THAILAND                                                                          72,166,409                3.0%
                                                                                      ---------------    ---------------
CHILE -- (1.9%)
COMMON STOCKS -- (1.9%)
  Sociedad Quimica y Minera de Chile SA Series B                            945,090        10,973,469                0.5%
  Other Securities                                                                         35,077,407                1.4%
                                                                                      ---------------    ---------------
TOTAL -- CHILE                                                                             46,050,876                1.9%
                                                                                      ---------------    ---------------
HUNGARY -- (1.8%)
COMMON STOCKS -- (1.8%)
  Egis RT                                                                   121,985        12,483,057                0.5%
  Other Securities                                                                         32,383,718                1.4%
                                                                                      ---------------    ---------------
TOTAL -- HUNGARY                                                                           44,866,775                1.9%
                                                                                      ---------------    ---------------
ARGENTINA -- (1.6%)
COMMON STOCKS -- (1.6%)
  Tenaris SA                                                              1,660,259        18,265,822                0.8%
  Other Securities                                                                         21,987,763                0.9%
                                                                                      ---------------    ---------------
TOTAL -- ARGENTINA                                                                         40,253,585                1.7%
                                                                                      ---------------    ---------------
PHILIPPINES -- (1.3%)
COMMON STOCKS -- (1.3%)
  Other Securities                                                                         31,637,198                1.3%
                                                                                      ---------------    ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                          1,143,164                0.0%
                                                                                      ---------------    ---------------

                                                                         FACE
                                                                        AMOUNT
                                                                    ---------------
                                                                         (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
    (Collateralized by $31,296,000 FHLMC Notes 4.00%, 09/22/09,
    valued at $30,670,080) to be repurchased at $30,219,257         $        30,216        30,216,000                1.2%
                                                                                      ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,628,835,342)                                                               $ 2,439,844,060              100.9%
                                                                                      ===============    ===============

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value                                                          $  2,439,844
Foreign Currencies at Value                                                          2,473
Cash                                                                                    14
Receivables:
  Investment Securities Sold                                                         3,516
  Dividends and Interest                                                             3,166
  Fund Shares Sold                                                                       8
Prepaid Expenses and Other Assets                                                        2
                                                                              ------------
      Total Assets                                                               2,449,023
                                                                              ------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                                   10,418
  Fund Shares Redeemed                                                              16,309
  Due to Advisor                                                                       194
Deferred Thailand Capital Gains Tax                                                  4,119
Deferred Chilean Repatriation Tax                                                       19
Accrued Expenses and Other Liabilities                                                 900
                                                                              ------------
      Total Liabilities                                                             31,959
                                                                              ------------
NET ASSETS                                                                    $  2,417,064
                                                                              ============
SHARES OUTSTANDING, $0.01 PAR VALUE
  (Unlimited Number of Shares Authorized)                                       70,060,119
                                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                      $      34.50
                                                                              ============
Investments at Cost                                                           $  1,628,835
                                                                              ------------
Foreign Currencies at Cost                                                    $      2,306
                                                                              ------------

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $5,932)                         $     57,122
  Interest                                                                           6,121
                                                                              ------------
      Total Investment Income                                                       63,243
                                                                              ------------
EXPENSES
  Investment Advisory Services Fees                                                  1,799
  Accounting & Transfer Agent Fees                                                     891
  Custodian Fees                                                                     2,236
  Legal Fees                                                                            26
  Audit Fees                                                                            27
  Shareholders' Reports                                                                 88
  Directors' Fees & Expenses                                                            21
  Other                                                                                100
                                                                              ------------
      Total Expenses                                                                 5,188
                                                                              ------------
  NET INVESTMENT INCOME (LOSS)                                                      58,055
                                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                            59,058
  Net Realized Gain (Loss) on Foreign Currency Transactions                         (3,127)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                     375,233
    Translation of Foreign Currency Denominated Amounts                                  5
  Deferred Thailand Capital Gains Tax                                                  249
                                                                              ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                                          431,418
                                                                              ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $    489,473
                                                                              ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                  YEAR            YEAR
                                                                                 ENDED           ENDED
                                                                                NOV. 30,        NOV. 30,
                                                                                  2005            2004
                                                                              ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                $     58,055    $     19,845
  Net Realized Gain (Loss) on Investment Securities Sold                            59,058          26,764
  Net Realized Gain (Loss) on Foreign Currency Transactions                         (3,127)         (1,330)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                     375,233         294,842
    Translation of Foreign Currency Denominated Amounts                                  5              36
  Deferred Thailand Capital Gains Tax                                                  249           1,032
                                                                              ------------    ------------
      Net Increase (Decrease) in Net Assets Resulting from Operations              489,473         341,189
                                                                              ------------    ------------
Distributions From:
  Net Investment Income                                                            (51,518)        (15,246)
  Net Short-Term Gains                                                              (1,386)             --
  Net Long-Term Gains                                                              (24,479)         (6,727)
                                                                              ------------    ------------
      Total Distributions                                                          (77,383)        (21,973)
                                                                              ------------    ------------
Capital Share Transactions (a):
  Shares Issued                                                                    847,065         283,404
  Shares Issued in Lieu of Cash Distributions                                       67,397          19,331
  Shares Redeemed                                                                  (82,438)        (66,724)
                                                                              ------------    ------------
      Net Increase (Decrease) from Capital Share Transactions                      832,024         236,011
                                                                              ------------    ------------
      Total Increase (Decrease) in Net Assets                                    1,244,114         555,227

NET ASSETS
  Beginning of Period                                                            1,172,950         617,723
                                                                              ------------    ------------
  End of Period                                                               $  2,417,064    $  1,172,950
                                                                              ============    ============

(a) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                   27,817          12,545
    Shares Issued in Lieu of Cash Distributions                                      2,289             905
    Shares Redeemed                                                                 (2,587)         (3,000)
                                                                              ------------    ------------
                                                                                    27,519          10,450
                                                                              ============    ============

ACCUMULATED NET INVESTMENT INCOME (LOSS)                                      $      5,573    $      3,225

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                YEAR               YEAR             YEAR            YEAR             YEAR
                                               ENDED              ENDED            ENDED           ENDED            ENDED
                                              NOV. 30,           NOV. 30,         NOV. 30,        NOV. 30,         NOV. 30,
                                                2005               2004             2003            2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $       27.57      $       19.25    $       12.81    $       12.28    $       14.14
                                           -------------      -------------    -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                      0.99(2)            0.52             0.33             0.23             0.38
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                       7.42               8.42             6.45             0.83            (0.92)
                                           -------------      -------------    -------------    -------------    -------------
    Total from Investment Operations                8.41               8.94             6.78             1.06            (0.54)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                            (0.88)             (0.41)           (0.34)           (0.32)           (0.33)
  Net Realized Gains                               (0.60)             (0.21)              --            (0.21)           (0.99)
                                           -------------      -------------    -------------    -------------    -------------
    Total Distributions                            (1.48)             (0.62)           (0.34)           (0.53)           (1.32)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $       34.50      $       27.57    $       19.25    $       12.81    $       12.28
==============================================================================================================================
Total Return                                       31.60%             47.38%           53.30%            8.79%           (4.34)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   2,417,064      $   1,172,950    $     617,723    $     345,597    $     279,096
Ratio of Expenses to Average Net Assets             0.29%              0.34%            0.42%            0.40%            0.52%
Ratio of Net Investment Income to Average
  Net Assets                                        3.23%              2.33%            2.39%            1.67%            3.16%
Portfolio Turnover Rate                                7%                 8%              10%              15%              19%
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are approved in good faith at fair value using methods approved by the Board of Directors.

     The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2005, the total liability (in thousands) for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $31.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned.

     The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 2005, the Fund paid the Advisor a fee based on an annual effective rate of 0.10 of 1% of average daily net assets.

FEES PAID TO OFFICERS AND DIRECTORS:

     Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2005, the total related amounts paid by Fund under this arrangement were $4 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2005, the Fund made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                                        $   909,553
               Sales                                                128,972

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2005.

E. FEDERAL INCOME TAXES:

     The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

                  INCREASE              INCREASE            INCREASE
                 (DECREASE)            (DECREASE)          (DECREASE)
               UNDISTRIBUTED          ACCUMULATED          ACCUMULATED
               NET INVESTMENT         NET REALIZED        APPRECIATION
                   INCOME                GAINS           (DEPRECIATION)
               --------------        --------------      --------------
               $       (2,859)       $        3,108      $         (249)

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                                 NET INVESTMENT
                                   INCOME AND
                                   SHORT-TERM            LONG-TERM
                                      GAINS             CAPITAL GAIN              TOTAL
                                 ---------------       -------------         --------------
2005                             $        52,904       $      24,479         $       77,383
2004                                      15,246               6,727                 21,973

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

               UNDISTRIBUTED                                TOTAL NET
               NET INVESTMENT                             DISTRIBUTABLE
                 INCOME AND          UNDISTRIBUTED          EARNINGS/
                 SHORT-TERM          NET REALIZED         (ACCUMULATED
               CAPITAL GAINS         CAPITAL GAINS           LOSSES)
               --------------        --------------      --------------
               $       12,855        $       53,152      $       66,007

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Fund had no capital loss carryforwards available to offset future realized capital gains.

     Some of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2005, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $1,867 and $2,725, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                    NET
                                                                UNREALIZED
             FEDERAL         UNREALIZED       UNREALIZED       APPRECIATION/
             TAX COST       APPRECIATION    (DEPRECIATION)     (DEPRECIATION)
           ------------    --------------   --------------    ---------------
           $  1,633,627    $      900,189   $      (93,972)   $       806,217

F. COMPONENTS OF NET ASSETS:

     At November 30, 2005 net assets consisted of (amounts in thousands):

                                                                                      UNREALIZED
                                                                                     APPRECIATION
                                      ACCUMULATED      ACCUMULATED                  (DEPRECIATION)  UNREALIZED
                      ACCUMULATED     NET REALIZED     NET REALIZED     DEFERRED    OF INVESTMENT       NET
                          NET          GAIN (LOSS)       FOREIGN        THAILAND      SECURITIES      FOREIGN
         PAID-IN      INVESTMENT     OF INVESTMENT       EXCHANGE       CAPITAL      AND FOREIGN      EXCHANGE      TOTAL NET
         CAPITAL     INCOME (LOSS)     SECURITIES      GAIN (LOSS)     GAINS TAX       CURRENCY     GAIN (LOSS)      ASSETS
       -----------   -------------   --------------    ------------    ---------    --------------  -----------   -------------
       $ 1,549,044   $       5,573   $       58,739    $     (3,127)   $  (4,119)   $      810,927  $        27   $   2,417,064

G. FINANCIAL INSTRUMENTS:

     In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Fund under the line of credit with the domestic custodian bank during the year ended November 30, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Fund under the line of credit with the international custodian bank during the year ended November 30, 2005.

I. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (the "Fund") at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustees/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were five Audit Committee meetings held during the fiscal year ended November 30, 2005.

     Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were four Performance Committee meetings held during the fiscal year ended November 30, 2005.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

  NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
      WITH THE FUND         TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS            LENGTH OF SERVICE               OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides   DFAITC - since 1993       79 portfolios in 4           Leo Melamed Professor of Finance, Graduate School
Director of DFAIDG, DIG    DFAIDG - since 1983       investment companies         of Business, University of Chicago.
and DEM.                   DIG - since 1993
Trustee of DFAITC.         DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould              DFAITC - since 1993       79 portfolios in 4           Steven G. Rothmeier Distinguished Service
Director of DFAIDG, DIG    DFAIDG - since 1986       investment companies         Professor of Economics, Graduate School of
and DEM.                   DIG - since 1993                                       Business, University of Chicago. Senior
Trustee of DFAITC.         DEM - since 1993                                       Vice-President, Lexecon Inc. (economics, law,
1101 E. 58th Street                                                               strategy and finance consulting). Formerly,
Chicago, IL 60637                                                                 President, Cardean University (division of
Date of Birth: 1/19/39                                                            UNext.com). Member of the Boards of Milwaukee
                                                                                  Mutual Insurance Company and UNext.com. Formerly,
                                                                                  Trustee, First Prairie Funds (registered
                                                                                  investment company). Trustee, Harbor Fund
                                                                                  (registered investment company) (13 Portfolios).

  NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
      WITH THE FUND         TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS            LENGTH OF SERVICE               OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson          DFAITC - since 1993       79 portfolios in 4           Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG    DFAIDG - since 1981       investment companies         Management. Director, BIRR Portfolio Analysis,
and DEM.                   DIG - since 1993                                       Inc. (software products). Chairman, Ibbotson
Trustee of DFAITC.         DEM - since 1993                                       Associates, Inc., Chicago, IL (software, data,
Yale School of Management                                                         publishing and consulting). Partner, Zebra
P.O. Box 208200                                                                   Capital Management, LLC (hedge fund manager).
New Haven, CT                                                                     Formerly, Director, Hospital Fund, Inc.
06520-8200                                                                        (investment management services).
Date of Birth: 5/27/43

Robert C. Merton           DFA ITC - since 2003      79 portfolios in 4           John and Natty McArthur University Professor,
Director of DFAIDG, DIG    DFA IDG - since 2003      investment companies         Graduate School of Business Administration,
and DEM.                   DFA DIG - since 2003                                   Harvard University (since 1998). George Fisher
Trustee of DFAITC.         DEM - since 2003                                       Baker Professor of Business Administration,
Harvard Business School                                                           Graduate School of Business Administration,
397 Morgan Hall Soldiers                                                          Harvard University (1988-1998), Co-founder, Chief
Field Boston, MA 02163                                                            Science Officer, Integrated Finance Limited
Date of Birth: 7/31/44                                                            (since 2002). Director, MF Risk, Inc. (risk
                                                                                  management software) (since 2001). Director,
                                                                                  Peninsula Banking Group (bank) (since 2003).
                                                                                  Director, Community First Financial Group (bank
                                                                                  holding company) (since 2003). Formerly,
                                                                                  Co-Founder and Principal, Long-Term Capital
                                                                                  Management. Director, Vical Incorporated
                                                                                  (biopharmaceutical product development).

Myron S. Scholes           DFAITC - since 1993       79 portfolios in 4           Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG    DFAIDG - since 1981       investment companies         Stanford University. Managing Partner, Oak Hill
and DEM.                   DIG - since 1993                                       Capital Management (private equity firm).
Trustee of DFAITC.         DEM - since 1993                                       Chairman, Oak Hill Platinum Partners (hedge
Oak Hill Capital                                                                  fund). Director, Chicago Mercantile Exchange,
Management, Inc.                                                                  Consultant, Arbor Investors. Formerly, Director,
2775 Sand Hill Rd                                                                 Smith Breeden Family of Funds. Director, American
Suite 220                                                                         Century Fund Complex (registered investment
Menlo Park, CA 94025                                                              companies) (38 Portfolios); and Director, Chicago
Date of Birth: 7/01/41                                                            Mercantile Exchange Holdings Inc.

Abbie J. Smith             DFAITC - since 2000       79 portfolios in 4           Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG    DFAIDG - since 2000       investment companies         Graduate School of Business, University of
and DEM.                   DIG - since 2000                                       Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.         DEM - since 2000                                       Business School (9/01 to 8/02). Director, HON
Graduate School of                                                                Industries Inc. (office furniture) and Director,
Business                                                                          Ryder System Inc. (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

  NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
     WITH THE FUND          TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS             LENGTH OF SERVICE               OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth             DFAITC - since 1993       79 portfolios in 4           Chairman, Director, Chief Executive Officer,
Chairman, Director,        DFAIDG - since 1981       investment companies         Chief Investment Officer and President of
Chief Executive Officer,   DIG - since 1992                                       Dimensional Fund Advisors Inc., DFA Securities
Chief Investment Officer   DEM - since 1993                                       Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
and President of DFAIDG,                                                          Chief Executive Officer, Chief Investment Officer
DIG and DEM. Chairman,                                                            and President of DFAITC. Director of Dimensional
Trustee, Chief Executive                                                          Fund Advisors Ltd, and formerly Chief Investment
Officer, Chief Investment                                                         Officer. Director, Chief Investment Officer and
Officer and President of                                                          President of DFA Australia Ltd. Formerly,
DFAITC.                                                                           Director of Dimensional Funds PLC. Chairman,
1299 Ocean Avenue                                                                 Director, Chief Executive Officer and Chief
Santa Monica, CA 90401                                                            Investment Officer of Dimensional Fund Advisors
Date of Birth: 12/02/46                                                           Canada Inc. (All Chief Investment Officer
                                                                                  positions held starting 1/1/2003 except for
                                                                                  Dimensional Fund Advisors Canada Inc., which was
                                                                                  from 6/17/2003.)

                                                                                  Limited Partner, Oak Hill Partners, Director,
                                                                                  University of Chicago Business School. Formerly,
                                                                                  Director, SA Funds (registered investment
                                                                                  company). Formerly Director, Assante Corporation
                                                                                  (investment management) (until 2002).

Rex A. Sinquefield*        DFAITC - since 1993       79 portfolios in 4           Chairman and Director (and prior to 1/1/2003,
Chairman and Director of   DFAIDG - since 1981       investment companies         Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.       DIG - since 1992                                       Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of    DEM - since 1993                                       and DEM, Chairman, Trustee (and prior to
DFAITC.                                                                           1/1/2003, Chief Investment Officer) of DFAITC.
1299 Ocean Avenue                                                                 Director and formerly President of Dimensional
Santa Monica, CA 90401                                                            Fund Advisors Ltd., Director (and prior to
Date of Birth: 9/07/44                                                            1/1/2003, Chief Investment Officer) of DFA
                                                                                  Australia Ltd. Director of Dimensional Funds PLC
                                                                                  and Dimensional Fund Advisors Canada Inc.

                                                                                  Trustee, St. Louis University. Life Trustee and
                                                                                  Member of Investment Committee, DePaul
                                                                                  University. Director, The German St. Vincent
                                                                                  Orphan Home. Member of Investment Committee,
                                                                                  Archdiocese of St. Louis. Director, St. Louis Art
                                                                                  Institute.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

                                         TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
             AND ADDRESS                      SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                        OFFICERS

M. Akbar Ali                                 Since 2005       Vice President of all the DFA Entities. Portfolio Manager of
Vice President                                                Dimensional (since August 2002). Formerly, Graduate Student at the
Date of Birth: 7/1/71                                         University of California, Los Angeles (August 2000 to June 2002);
                                                              Senior Technology Office at JPMorgan Chase & Co. (February 1997 to
                                                              June 2000).

Darryl Avery                                 Since 2005       Vice President of all the DFA Entities. From June 2002 to January
Vice President                                                2005, institutional client service representative of Dimensional.
Date of Birth: 1/4/66                                         Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February
                                                              2002); institutional client service and marketing representative for
                                                              Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow                             Since 1993       Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                                DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                             Since 2001       Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant Secretary                        Australia Limited, Dimensional Fund Advisors Ltd., and since June
Date of Birth: 1/24/67                                        2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

Stephen A. Clark                             Since 2004       Vice President of all the DFA Entities, April 2001 to April 2004,
Vice President                                                Portfolio Manager of Dimensional. Formerly, Graduate Student at the
Date of Birth: 8/20/72                                        University of Chicago (September 2000 to March 2001); and Associate
                                                              of US Bancorp Piper Jaffrey (September 1999 to September 2000) and an
                                                              Analyst and later an Associate of John Nuveen & Co. (August 1997 to
                                                              September 1999).

Truman A. Clark                              Since 1996       Vice President of all the DFA Entities, Formerly, Vice President of
Vice President                                                DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                       Since 2004       Vice President of all the DFA Entities. Formerly, Senior Compliance
Vice President                                                Officer, INVESCO Institutional, Inc. and its affiliates (August 2000
Date of Birth: 12/21/65                                       to January 2004); Branch Chief, Investment Company and Investment
                                                              Advisor Inspections, Securities and Exchange Commission (April 1994
                                                              to August 2000).

James L. Davis                               Since 1999       Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                                DFA Australia Limited and Dimensional Fund Advisors Ltd, Formerly at
Date of Birth: 11/29/56                                       Kansas State University. Arthur Andersen & Co., and Phillips
                                                              Petroleum Co.

Robert T. Deere                              Since 1994       Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                                Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                           Since 2001       Vice President of all the DFA Entities. Prior to April 2001,
Vice President                                                marketing supervisor and marketing coordinator for Dimensional.
Date of Birth: 3/18/70                                        Formerly, Vice President of DFA Australia Limited.

Richard A. Eustice                           Since 1998       Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant Secretary                        DFA Australia Limited. Formerly, Vice President of Dimensional Fund
Date of Birth: 8/5/65                                         Advisors Ltd.

Eugene F. Fama, Jr.                          Since 1993       Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                                DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

                                         TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
             AND ADDRESS                      SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                          Since 2004       Vice President of all DFA Entities. Prior to April 2004,
Vice President                                                institutional client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                               Since 2001       Vice President of all the DFA Entities, Formerly, Professor and
Vice President                                                Associate Dean of the Leventhal School of Accounting (September 1998
Date of Birth: 11/24/61                                       to August 2001) and Academic Director Master of Business Taxation
                                                              Program (June 1996 to August 2001) at the University of Southern
                                                              California Marshall School of Business.

Henry F. Gray                                Since 2000       Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                                Manager of Dimensional. Formerly, Vice President of DFA Australia
Date of Birth: 9/22/67                                        Limited.

Kamyab Hashemi-Nejad                         Since 1997       Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                                Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd.
Assistant Treasurer                                           Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd..
Date of Birth: 1/22/61

Kevin Hight                                  Since 2005       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                                of Dimensional (since March 2003 to March 2005). Formerly, Vice
Date of Birth: 11/13/67                                       President and Portfolio Manager for Payden & Rygel (July 1999 to
                                                              February 2003).

Christine W. Ho                              Since 2004       Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                                Controller of Dimensional.
Date of Birth: 11/29/67

Jeff J. Jeon                                 Since 2004       Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                                Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                        (September 1997 to August 2001).

Patrick M. Keating                           Since 2003       Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                                Canada Inc. (since June 2003). Formerly, Director, President and
Date of Birth: 12/21/54                                       Chief Executive Officer, Assante Asset Management, Inc. (October 2000
                                                              to December 2002); Director, Assante Capital Management (October 2000
                                                              to December 2002); President and Chief Executive Officer, Assante
                                                              Capital Management (October 2000 to April 2001); Executive Vice
                                                              President, Assante Corporation (May 2001 to December 2002); Director,
                                                              Assante Asset Management Ltd. (September 1997 to December 2002);
                                                              President and Chief Executive Officer, Assante Asset Management Ltd.
                                                              (September 1998 to May 2001).

Joseph F. Kolerich                           Since 2004       Vice President of all the DFA Entities. From April 2001 to April
Vice President                                                2004, Portfolio Manager for Dimensional, Formerly, a trader at
Date of Birth: 11/7/71                                        Lincoln Capital Fixed Income Management (formerly Lincoln Capital
                                                              Management Company).

Michael F. Lane                              Since 2004       Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                                Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON,
Date of Birth: 7/11/67                                        President, Advisor Resources (September 1994 to June 2001).

Juliet Lee                                   Since 2005       Vice President of all the DFA Entities. Human Resources Manager of
Vice President                                                Dimensional (since January 2004). Formerly, Assistant Vice President
Date of Birth: 1/12/71                                        for Metropolitan West Asset Management LLC (February 2001 to December
                                                              2003) and Director of Human Resources for Icebox, LLC (March 2000 to
                                                              February 2001).

Heather H. Mathews                           Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                Portfolio Manager for Dimensional Fund Advisors Inc. Formerly,
Date of Birth: 12/12/69                                       Graduate Student at Harvard University (August 1998 to June 2000).

David M. New                                 Since 2003       Vice President of all the DFA Entities. Formerly, Client Service
Vice President                                                Manager of Dimensional. Formerly, Director of Research, Wurts and
Date of Birth: 2/9/60                                         Associates (investment consulting firm) (December 2000 to June 2002).

                                         TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
             AND ADDRESS                      SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                        Vice President     Vice President and Secretary of all the DFA Entities. Vice President
Vice President and Secretary                 since 1997       and Assistant Secretary of DFA Australia Limited (since February
Date of Birth: 5/7/64                      and Secretary      2002, April 1997 and May 2002, respectively). Vice President and
                                             since 2000       Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003).
                                                              Director, Dimensional Funds plc (since January 2002). Formerly,
                                                              Assistant Secretary of all DFA Entities and Dimensional Fund Advisors
                                                              Ltd.

Sonya K. Park                                Since 2005       Vice President of all the DFA Entities. From February 2002 to January
Vice President                                                2005, institutional client service representative of Dimensional.
Date of Birth: 6/28/72                                        Formerly, Associate Director at Watson Pharmaceuticals Inc. (January
                                                              2001 to February 2002); Graduate student at New York University
                                                              (February 2000 to December 2000).

David A. Plecha                              Since 1993       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                                Dimensional Fund Advisors Ltd.
Date of Birth: 10/26/61

Eduardo A. Repetto                           Since 2002       Vice President of all the DFA Entities. Formerly, Research Associate
Vice President                                                for Dimensional (June 2000 to April 2002). Formerly, Research
Date of Birth: 1/28/67                                        Scientist (August 1998 to June 2000), California Institute of
                                                              Technology.

L. Jacobo Rodriguez                          Since 2005       Vice President of all the DFA Entities. From August 2004 to July
Vice President                                                2005, institutional client service representative of Dimensional.
Date of Birth: 5/18/71                                        Formerly, Financial Services Analyst, Cato Institute (September 2001
                                                              to June 2004); Book Review Editor, Cato Journal, Cato Institute (May
                                                              1996 to June 2004); and Assistant Director, Project on Global
                                                              Economic Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina                          Since 1993       Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                               Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.,
Officer and Treasurer                                         and since June 2003, Dimensional Fund Advisors Canada Inc. Director,
Date of Birth: 10/12/55                                       Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional
                                                              Funds, plc (January 2002).

David E. Schneider                           Since 2001       Vice President of all the DFA Entities. Currently, Director of
Vice President                                                Institutional Services. Prior to 2001, Regional Director of
Date of Birth: 1/26/46                                        Dimensional.

Jeanne C. Sinquefield, Ph.D.*                Since 1988       Executive Vice President of all the DFA Entities and DFA Australia
Executive Vice President                                      Limited. Vice President (formerly, Executive Vice President) of
Date of Birth: 12/2/46                                        Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional
                                                              Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                               Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                Portfolio Manager of Dimensional. Formerly, Principal of William M.
Date of Birth: 5/26/56                                        Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder                               Since 2000       Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                                Manager of Dimensional. Formerly, Vice President of DFA Australia
Date of Birth: 6/8/63                                         Limited.

Lawrence R. Spieth                           Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                institutional client service representative of Dimensional.
Date of Birth: 11/10/47

Bradley G. Steiman                           Since 2004       Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                                Canada Inc. (since June 2003). Prior to April 2002, Regional Director
Date of Birth: 3/25/73                                        of Dimensional. Formerly, Vice President and General Manager of
                                                              Assante Global Advisors (July 2000 to April 2002); Vice President of
                                                              Assante Asset Management Inc. (March 2000 to July 2000); and Private
                                                              Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to
                                                              February 2002).

Karen E. Umland                              Since 1997       Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                                Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund
Date of Birth: 3/10/66                                        Advisors Canada Inc.

                                         TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
             AND ADDRESS                      SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Carol W. Wardlaw                             Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                         Since 1997       Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                                DFA Australia Limited.
Date of Birth: 3/1/51

Daniel M. Wheeler                            Since 2001       Vice President of all the DFA Entities. Prior to 2001, Director of
Vice President                                                Financial Advisors Services of Dimensional. Director of Dimensional
Date of Birth: 3/3/45                                         Fund Advisors Ltd. (since October 2003) and President of Dimensional
                                                              Fund Advisors Canada Inc. (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

 *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                             NOTICE TO SHAREHOLDERS
                                   (UNAUDITED)

     For shareholders that do not have an November 30, 2005 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2004 to November 30, 2005, each Portfolio is designating the following items with regard to distributions paid during the fiscal year.

                                                  NET
                                              INVESTMENT     SHORT-TERM       LONG-TERM                    QUALIFYING   FOREIGN
                                                INCOME      CAPITAL GAIN    CAPITAL GAIN        TOTAL       DIVIDEND      TAX
                                             DISTRIBUTIONS  DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   INCOME(1)  CREDIT(2)
                                             -------------  -------------   -------------   -------------   ---------  ---------
DFA INVESTMENT DIMENSIONS GROUP INC.
Emerging Markets Value Portfolio                    89.78%             --           10.22%        100.00%      76.00%         --

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
Dimensional Emerging Markets Value Fund Inc.        66.55%           1.82%          31.63%        100.00%      66.00%       8.86%

----------
(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(2) Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short term capital gain and net investment income).

DFA INVESTMENT DIMENSIONS GROUP INC.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
TAX-MANAGED U.S. EQUITY PORTFOLIO
TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2005

DIMENSIONAL INVESTING

Dimensional Fund Advisors strives to deliver the returns of capital markets and add value through resourceful trading. The firm departs from the rules and rigidity of traditional indexing and avoids the futile and cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

On the firm's twenty-fifth anniversary, it pays to look back at the performance of asset classes over a variety of different climates. Through good times and bad, clients who stayed the course not only captured asset class returns across the spectrum but in many cases added value over traditional indexes through Dimensional's engineering and trading infrastructure.

A look through our annual reports gives you a sense of the breadth of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Academic research has documented that, over the long term, small cap stocks outperform large cap stocks and that value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return trade-offs. The portfolios are diversified and painstakingly designed to work together in your total investment plan.

DIMENSIONAL'S INVESTMENT STRATEGIES

$84 Billion in Assets Under Management Worldwide as of November 30, 2005

CORE EQUITY

US Core Equity
International Core Equity
Emerging Markets Core Equity

SMALL CAP

US Micro Cap
US Small Cap
International Small Cap
Emerging Markets Small Cap

VALUE

US Small Cap Value
US Large Cap Value
International Small Cap Value
International Value
Emerging Markets Value

TAX-MANAGED

US Small Cap
US Small Cap Value
US Equity
US Marketwide Value
International Value

FIXED INCOME

One-year
Two-Year Global
Five-Year Government
Five-Year Global
Intermediate Government
Short-Term Municipal

We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

[DIMENSIONAL LOGO]

Dimensional Fund Advisors Inc. is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For this and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors Inc. collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

DIMENSIONAL INVESTING

                                                                                        PAGE
                                                                                      --------
DFA INVESTMENT DIMENSIONS GROUP INC.
    Performance Charts                                                                       1
    Management's Discussion and Analysis                                                     3
    Definitions of Abbreviations and Footnotes                                               7
    Disclosure of Fund Expenses                                                              8
    Disclosure of Portfolio Holdings                                                        10
    Schedules of Investments/Summary Schedules of Portfolio Holdings
        Tax-Managed U.S. Marketwide Value Portfolio                                         12
        Tax-Managed U.S. Equity Portfolio                                                   12
        Tax-Managed U.S. Small Cap Value Portfolio                                          13
        Tax-Managed U.S. Small Cap Portfolio                                                15
        Tax-Managed DFA International Value Portfolio                                       17
    Statements of Assets and Liabilities                                                    21
    Statements of Operations                                                                22
    Statements of Changes in Net Assets                                                     24
    Financial Highlights                                                                    26
    Notes to Financial Statements                                                           29
    Report of Independent Registered Public Accounting Firm                                 37

THE DFA INVESTMENT TRUST COMPANY
    Performance Charts                                                                      38
    Management's Discussion and Analysis                                                    39
    Disclosure of Fund Expenses                                                             41
    Disclosure of Portfolio Holdings                                                        42
    Summary Schedules of Portfolio Holdings
        The Tax-Managed U.S. Marketwide Value Series                                        44
        The Tax-Managed U.S. Equity Series                                                  46
    Statements of Assets and Liabilities                                                    48
    Statements of Operations                                                                49
    Statements of Changes in Net Assets                                                     50
    Financial Highlights                                                                    51
    Notes to Financial Statements                                                           52
    Report of Independent Registered Public Accounting Firm                                 55

FUND MANAGEMENT                                                                             56

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                                 63

NOTICE TO SHAREHOLDERS                                                                      64

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000 VALUE INDEX
DECEMBER 14, 1998-NOVEMBER 30, 2005

              TAX-MANAGED U.S. MARKETWIDE VALUE
DATE                                  PORTFOLIO         RUSSELL 3000 VALUE INDEX
12/14/1998                                10000                            10000
12/31/1998                                10310                            10636
 1/31/1999                                10370                            10695
 2/28/1999                                 9990                            10500
 3/31/1999                                10347                            10695
 4/30/1999                                11588                            11693
 5/31/1999                                11758                            11598
 6/30/1999                                12050                            11941
 7/31/1999                                11588                            11596
 8/31/1999                                11177                            11167
 9/30/1999                                10601                            10789
10/31/1999                                10762                            11349
11/30/1999                                10702                            11269
12/31/1999                                10870                            11342
 1/31/2000                                10244                            10977
 2/29/2000                                 9527                            10261
 3/31/2000                                10648                            11422
 4/30/2000                                10922                            11302
 5/31/2000                                10800                            11402
 6/30/2000                                10130                            10937
 7/31/2000                                10639                            11090
 8/31/2000                                11279                            11698
 9/30/2000                                11154                            11794
10/31/2000                                11481                            12062
11/30/2000                                11001                            11627
12/31/2000                                12056                            12251
 1/31/2001                                12928                            12317
 2/28/2001                                12764                            11997
 3/31/2001                                12384                            11589
 4/30/2001                                13128                            12154
 5/31/2001                                13438                            12430
 6/30/2001                                13286                            12209
 7/31/2001                                13099                            12166
 8/31/2001                                12322                            11709
 9/30/2001                                10809                            10852
10/31/2001                                10872                            10783
11/30/2001                                11899                            11421
12/31/2001                                12263                            11720
 1/31/2002                                11837                            11647
 2/28/2002                                11661                            11669
 3/31/2002                                12161                            12246
 4/30/2002                                11693                            11891
 5/31/2002                                11537                            11913
 6/30/2002                                10414                            11263
 7/31/2002                                 9124                            10169
 8/31/2002                                 9259                            10237
 9/30/2002                                 8417                             9127
10/31/2002                                 8854                             9764
11/30/2002                                 9469                            10390
12/31/2002                                 8924                             9939
 1/31/2003                                 8736                             9695
 2/28/2003                                 8496                             9432
 3/31/2003                                 8499                             9454
 4/30/2003                                 9292                            10291
 5/31/2003                                10075                            10982
 6/30/2003                                10155                            11123
 7/31/2003                                10479                            11316
 8/31/2003                                10907                            11511
 9/30/2003                                10560                            11397
10/31/2003                                11313                            12112
11/30/2003                                11626                            12299
12/31/2003                                12216                            13033
 1/31/2004                                12478                            13279
 2/29/2004                                12751                            13562
 3/31/2004                                12742                            13467
 4/30/2004                                12512                            13109
 5/31/2004                                12606                            13244
 6/30/2004                                12997                            13584
 7/31/2004                                12546                            13356
 8/31/2004                                12472                            13541
 9/30/2004                                12926                            13778
10/31/2004                                13094                            14006
11/30/2004                                13979                            14759
12/31/2004                                14435                            15240
 1/31/2005                                14118                            14942
 2/28/2005                                14658                            15420
 3/31/2005                                14507                            15199
 4/30/2005                                13978                            14885
 5/31/2005                                14581                            15288
 6/30/2005                                14945                            15498
 7/31/2005                                15753                            15984
 8/31/2005                                15731                            15888
 9/30/2005                                16019                            16089
10/31/2005                                15625                            15681
11/30/2005                                16253                            16205

AVERAGE ANNUAL            ONE             FIVE               FROM
TOTAL RETURN              YEAR            YEARS           12/14/1998
--------------------------------------------------------------------
                         16.27%           8.12%             7.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
DOW JONES WILSHIRE 5000 INDEX
SEPTEMBER 25, 2001-NOVEMBER 30, 2005

                                                         DOW JONES WILSHIRE 5000
DATE              TAX-MANAGED U.S. EQUITY PORTFOLIO                        INDEX
 9/25/2001                                    10000                        10000
 9/30/2001                                    10240                        10278
10/31/2001                                    10780                        10539
11/30/2001                                    11780                        11346
12/31/2001                                    11967                        11550
 1/31/2002                                    11707                        11407
 2/28/2002                                    11297                        11172
 3/31/2002                                    11877                        11661
 4/30/2002                                    11207                        11092
 5/31/2002                                    10956                        10961
 6/30/2002                                    10026                        10190
 7/31/2002                                     9085                         9368
 8/31/2002                                     9185                         9423
 9/30/2002                                     8305                         8478
10/31/2002                                     8945                         9127
11/30/2002                                     9406                         9677
12/31/2002                                     8855                         9141
 1/31/2003                                     8633                         8911
 2/28/2003                                     8482                         8760
 3/31/2003                                     8573                         8859
 4/30/2003                                     9257                         9585
 5/31/2003                                     9810                        10171
 6/30/2003                                     9921                        10322
 7/31/2003                                    10233                        10570
 8/31/2003                                    10525                        10824
 9/30/2003                                    10303                        10704
10/31/2003                                    10978                        11358
11/30/2003                                    11119                        11517
12/31/2003                                    11567                        12034
 1/31/2004                                    11800                        12302
 2/29/2004                                    11972                        12482
 3/31/2004                                    11820                        12349
 4/30/2004                                    11627                        12085
 5/31/2004                                    11800                        12252
 6/30/2004                                    12016                        12507
 7/31/2004                                    11539                        12029
 8/31/2004                                    11539                        12069
 9/30/2004                                    11743                        12284
10/31/2004                                    11906                        12494
11/30/2004                                    12456                        13079
12/31/2004                                    12886                        13553
 1/31/2005                                    12579                        13193
 2/28/2005                                    12845                        13468
 3/31/2005                                    12629                        13230
 4/30/2005                                    12332                        12931
 5/31/2005                                    12804                        13436
 6/30/2005                                    12884                        13557
 7/31/2005                                    13430                        14124
 8/31/2005                                    13327                        13986
 9/30/2005                                    13440                        14084
10/31/2005                                    13182                        13839
11/30/2005                                    13698                        14397

AVERAGE ANNUAL            ONE             FROM
TOTAL RETURN              YEAR          9/25/2001
-------------------------------------------------
                         9.97%            7.82%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire indices provided by Dow Jones Indexes.

[CHART]

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
DECEMBER 11, 1998-NOVEMBER 30, 2005

                                        TAX-MANAGED
DATE                 U.S. SMALL CAP VALUE PORTFOLIO     RUSSELL 2000 VALUE INDEX
12/11/1998                                    10000                        10000
12/31/1998                                    10430                        10434
 1/31/1999                                    10570                        10197
 2/28/1999                                     9760                         9500
 3/31/1999                                     9770                         9423
 4/30/1999                                    10900                        10283
 5/31/1999                                    11390                        10599
 6/30/1999                                    12020                        10982
 7/31/1999                                    11850                        10722
 8/31/1999                                    11520                        10330
 9/30/1999                                    11200                        10123
10/31/1999                                    10780                         9920
11/30/1999                                    11190                         9972
12/31/1999                                    11759                        10278
 1/31/2000                                    11508                        10010
 2/29/2000                                    12171                        10622
 3/31/2000                                    12674                        10671
 4/30/2000                                    12423                        10734
 5/31/2000                                    12051                        10570
 6/30/2000                                    12352                        10879
 7/31/2000                                    12413                        11241
 8/31/2000                                    13257                        11744
 9/30/2000                                    13066                        11677
10/31/2000                                    12754                        11635
11/30/2000                                    12141                        11397
12/31/2000                                    13254                        12621
 1/31/2001                                    14480                        12970
 2/28/2001                                    14297                        12952
 3/31/2001                                    13811                        12744
 4/30/2001                                    14753                        13334
 5/31/2001                                    15421                        13677
 6/30/2001                                    15938                        14227
 7/31/2001                                    15674                        13908
 8/31/2001                                    15361                        13859
 9/30/2001                                    12860                        12329
10/31/2001                                    13548                        12651
11/30/2001                                    14814                        13561
12/31/2001                                    15948                        14391
 1/31/2002                                    15999                        14582
 2/28/2002                                    15805                        14671
 3/31/2002                                    17310                        15770
 4/30/2002                                    17594                        16325
 5/31/2002                                    16913                        15785
 6/30/2002                                    16100                        15436
 7/31/2002                                    13508                        13142
 8/31/2002                                    13386                        13084
 9/30/2002                                    12248                        12150
10/31/2002                                    12451                        12332
11/30/2002                                    13559                        13316
12/31/2002                                    12968                        12748
 1/31/2003                                    12602                        12388
 2/28/2003                                    12093                        11972
 3/31/2003                                    12093                        12100
 4/30/2003                                    13375                        13250
 5/31/2003                                    14912                        14602
 6/30/2003                                    15442                        14849
 7/31/2003                                    16398                        15590
 8/31/2003                                    17233                        16183
 9/30/2003                                    17060                        15997
10/31/2003                                    18750                        17300
11/30/2003                                    19564                        17965
12/31/2003                                    20328                        18615
 1/31/2004                                    21165                        19259
 2/29/2004                                    21492                        19633
 3/31/2004                                    21686                        19904
 4/30/2004                                    20818                        18875
 5/31/2004                                    20920                        19103
 6/30/2004                                    22014                        20073
 7/31/2004                                    20737                        19150
 8/31/2004                                    20482                        19338
 9/30/2004                                    21536                        20103
10/31/2004                                    21730                        20415
11/30/2004                                    23836                        22226
12/31/2004                                    24747                        22757
 1/31/2005                                    23986                        21876
 2/28/2005                                    24580                        22312
 3/31/2005                                    24018                        21852
 4/30/2005                                    22371                        20724
 5/31/2005                                    23715                        21988
 6/30/2005                                    24664                        22961
 7/31/2005                                    26416                        24267
 8/31/2005                                    26103                        23710
 9/30/2005                                    26268                        23671
10/31/2005                                    25548                        23076
11/30/2005                                    26717                        24013

AVERAGE ANNUAL            ONE             FIVE               FROM
TOTAL RETURN              YEAR            YEARS           12/11/1998
--------------------------------------------------------------------
                         12.09%           17.09%            15.14%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
DECEMBER 15, 1998-NOVEMBER 30, 2005

DATE           TAX-MANAGED U.S. SMALL CAP PORTFOLIO           RUSSELL 2000 INDEX
12/15/1998                                    10000                        10000
12/31/1998                                    10480                        10837
 1/31/1999                                    10710                        10981
 2/28/1999                                     9850                        10091
 3/31/1999                                     9770                        10249
 4/30/1999                                    10770                        11167
 5/31/1999                                    11230                        11330
 6/30/1999                                    11890                        11842
 7/31/1999                                    11780                        11518
 8/31/1999                                    11400                        11092
 9/30/1999                                    11350                        11094
10/31/1999                                    11240                        11139
11/30/1999                                    12190                        11804
12/31/1999                                    13633                        13141
 1/31/2000                                    13643                        12929
 2/29/2000                                    16290                        15064
 3/31/2000                                    15328                        14071
 4/30/2000                                    14004                        13224
 5/31/2000                                    13102                        12453
 6/30/2000                                    14606                        13539
 7/31/2000                                    14085                        13103
 8/31/2000                                    15368                        14103
 9/30/2000                                    15077                        13688
10/31/2000                                    14445                        13078
11/30/2000                                    12982                        11734
12/31/2000                                    13835                        12742
 1/31/2001                                    15243                        13406
 2/28/2001                                    14066                        12527
 3/31/2001                                    13392                        11914
 4/30/2001                                    14599                        12846
 5/31/2001                                    15223                        13162
 6/30/2001                                    15928                        13616
 7/31/2001                                    15264                        12879
 8/31/2001                                    14710                        12463
 9/30/2001                                    12497                        10786
10/31/2001                                    13483                        11417
11/30/2001                                    14630                        12301
12/31/2001                                    15618                        13059
 1/31/2002                                    15416                        12924
 2/28/2002                                    14861                        12570
 3/31/2002                                    16132                        13580
 4/30/2002                                    16031                        13704
 5/31/2002                                    15255                        13095
 6/30/2002                                    14296                        12446
 7/31/2002                                    12198                        10566
 8/31/2002                                    12198                        10539
 9/30/2002                                    11279                         9782
10/31/2002                                    11693                        10096
11/30/2002                                    12662                        10997
12/31/2002                                    11995                        10384
 1/31/2003                                    11652                        10097
 2/28/2003                                    11268                         9792
 3/31/2003                                    11359                         9918
 4/30/2003                                    12500                        10858
 5/31/2003                                    13904                        12023
 6/30/2003                                    14318                        12241
 7/31/2003                                    15206                        13007
 8/31/2003                                    16055                        13603
 9/30/2003                                    15863                        13351
10/31/2003                                    17357                        14473
11/30/2003                                    18013                        14987
12/31/2003                                    18361                        15291
 1/31/2004                                    19200                        15955
 2/29/2004                                    19361                        16098
 3/31/2004                                    19493                        16248
 4/30/2004                                    18644                        15419
 5/31/2004                                    18836                        15664
 6/30/2004                                    19553                        16324
 7/31/2004                                    18129                        15225
 8/31/2004                                    17866                        15148
 9/30/2004                                    18765                        15858
10/31/2004                                    19119                        16170
11/30/2004                                    20746                        17572
12/31/2004                                    21594                        18093
 1/31/2005                                    20836                        17338
 2/28/2005                                    21240                        17631
 3/31/2005                                    20633                        17127
 4/30/2005                                    19359                        16145
 5/31/2005                                    20674                        17202
 6/30/2005                                    21409                        17866
 7/31/2005                                    22917                        18998
 8/31/2005                                    22654                        18645
 9/30/2005                                    22866                        18704
10/31/2005                                    22168                        18123
11/30/2005                                    23231                        19003

AVERAGE ANNUAL            ONE             FIVE               FROM
TOTAL RETURN              YEAR            YEARS           12/15/1998
--------------------------------------------------------------------
                         11.98%           12.34%             12.88%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
APRIL 16, 1999-NOVEMBER 30, 2005

                                        TAX-MANAGED              MSCI EAFE INDEX
DATE              DFA INTERNATIONAL VALUE PORTFOLIO              (NET DIVIDENDS)
 4/16/1999                                    10000                        10000
 4/30/1999                                     9980                        10096
 5/31/1999                                     9510                         9576
 6/30/1999                                     9910                         9949
 7/31/1999                                    10300                        10245
 8/31/1999                                    10450                        10283
 9/30/1999                                    10490                        10386
10/31/1999                                    10440                        10775
11/30/1999                                    10240                        11150
12/31/1999                                    10756                        12150
 1/31/2000                                     9963                        11378
 2/29/2000                                     9591                        11684
 3/31/2000                                    10194                        12137
 4/30/2000                                     9882                        11499
 5/31/2000                                    10163                        11218
 6/30/2000                                    10746                        11657
 7/31/2000                                    10425                        11168
 8/31/2000                                    10505                        11265
 9/30/2000                                    10204                        10716
10/31/2000                                    10143                        10463
11/30/2000                                    10244                        10071
12/31/2000                                    10760                        10429
 1/31/2001                                    10862                        10423
 2/28/2001                                    10608                         9642
 3/31/2001                                     9928                         8999
 4/30/2001                                    10578                         9625
 5/31/2001                                    10425                         9285
 6/30/2001                                    10192                         8905
 7/31/2001                                     9969                         8743
 8/31/2001                                     9999                         8522
 9/30/2001                                     8669                         7658
10/31/2001                                     8943                         7855
11/30/2001                                     9339                         8144
12/31/2001                                     9346                         8193
 1/31/2002                                     9027                         7757
 2/28/2002                                     9058                         7812
 3/31/2002                                     9613                         8234
 4/30/2002                                     9777                         8289
 5/31/2002                                    10127                         8394
 6/30/2002                                     9695                         8060
 7/31/2002                                     8811                         7264
 8/31/2002                                     8801                         7248
 9/30/2002                                     7783                         6469
10/31/2002                                     8060                         6817
11/30/2002                                     8472                         7126
12/31/2002                                     8212                         6887
 1/31/2003                                     8023                         6599
 2/28/2003                                     7845                         6448
 3/31/2003                                     7709                         6321
 4/30/2003                                     8485                         6941
 5/31/2003                                     9072                         7361
 6/30/2003                                     9366                         7539
 7/31/2003                                     9743                         7722
 8/31/2003                                    10089                         7908
 9/30/2003                                    10425                         8152
10/31/2003                                    11170                         8660
11/30/2003                                    11369                         8852
12/31/2003                                    12206                         9544
 1/31/2004                                    12547                         9679
 2/29/2004                                    12888                         9902
 3/31/2004                                    13080                         9958
 4/30/2004                                    12686                         9733
 5/31/2004                                    12793                         9766
 6/30/2004                                    13319                         9979
 7/31/2004                                    12802                         9656
 8/31/2004                                    12899                         9698
 9/30/2004                                    13251                         9952
10/31/2004                                    13727                        10291
11/30/2004                                    14744                        10994
12/31/2004                                    15507                        11476
 1/31/2005                                    15420                        11266
 2/28/2005                                    16041                        11753
 3/31/2005                                    15649                        11457
 4/30/2005                                    15180                        11188
 5/31/2005                                    15202                        11193
 6/30/2005                                    15457                        11342
 7/31/2005                                    16130                        11690
 8/31/2005                                    16704                        11985
 9/30/2005                                    17218                        12519
10/31/2005                                    16918                        12153
11/30/2005                                    17196                        12450

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           4/16/1999
-------------------------------------------------------------------
                         16.63%           10.92%            8.53%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2005

     The principal factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book value.

     The performance of the U.S. equity market for the year under review was attributable primarily to differences in company size rather than differences in value/growth characteristics. Mid-capitalization stocks outperformed both large company stocks and small company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 3000 Value Index(R)                                                 9.80%
Russell 3000 Growth Index(R)                                                9.59%
Russell Mid Cap Index(R) (mid-size companies)                              16.25%
Russell 1000 Index(R) (large companies)                                     9.98%
Russell 2000 Index(R) (small companies)                                     8.15%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance within sectors was small.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 2000 Growth Index(R) (small growth companies)                        8.05%
Russell 2000 Value Index(R) (small value companies)                          8.03%
Russell Mid Cap Growth Index(R) (mid-cap growth companies)                  16.20%
Russell Mid Cap Value Index(R) (mid-cap value companies)                    15.88%
Russell 1000 Value Index(R) (large value companies)                          9.95%
Russell 1000 Growth Index(R) (large growth companies)                        9.74%

----------
Source: Frank Russell Co. is the source & owner of Russell data.

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2005 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

     The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 1,603 stocks and essentially was fully invested in equities throughout the year: average cash levels were about 1.0% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, value stocks slightly outperformed growth issues. Total returns were 8.43% for the S&P 500(R) Index, 9.80% for the Russell 3000 Value Index, and 9.59% for the Russell 3000 Growth Index. Total return for the Tax-Managed U.S. Marketwide Value Portfolio was 16.27%. Relative to the Russell 3000 Value Index, outperformance of the Portfolio was primarily due to higher exposure to stocks with more pronounced value characteristics (measured by book-to-market ratio) and greater exposure to mid cap stocks. Stocks in the Master Fund falling in the top quartile and second quartile when ranked by book-to-market ratio returned 15.40% and 21.86%, respectively, compared to 11.97% and 9.18%, respectively, for similar stocks in the Index. The average weight allocated to these stocks was 93% of the Master Fund compared to 67% of the Index.

TAX-MANAGED U.S. EQUITY PORTFOLIO

     The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 2,823 stocks, and essentially was fully invested in equities throughout the year: average cash levels were about 1.0% of the Portfolio's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, total returns were 8.43% for the S&P 500(R) Index, 9.82% for the Russell 3000 Index, and 9.97% for the Tax-Managed U.S. Equity Portfolio. Relative to the Russell 3000 Index, the outperformance of the Portfolio was primarily due to portfolio composition among mid cap stocks. Stocks in the Master Fund falling in the 30-75th and 10-30th percentiles when ranked by market cap returned 11.29% and 16.69%, respectively, compared to 10.58% and 15.40%, respectively, for stocks in the same percentile ranges in the Russell 3000 Index.

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

     The Tax-Managed U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Portfolio held 1,543 stocks and essentially was fully invested in equities throughout the year: average cash levels were about 1.0% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks outperformed large company stocks and small company stocks and value stocks slightly outperformed growth stocks. .

     For the year ended November 30, 2005, total returns were 8.43% for the S&P 500(R) Index, 8.03% for the Russell 2000 Value Index, and 12.09% for the Tax-Managed U.S. Small Cap Value Portfolio. Relative to the Russell 2000 Value Index(R), outperformance of the Portfolio was primarily due to lower exposure to Small Cap REIT and utility securities, which underperformed the Index, and greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Small company stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index(R) and average weight allocated to this category was 51% for the Master Fund compared to 41% for the Index.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

     The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Portfolio held 2,861 stocks, and essentially was fully invested in equities throughout the year: average cash levels were about 1.0% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks outperformed large company stocks and small company stocks. Total returns during this year were 8.43% for the S&P 500(R) Index, 8.15% for the Russell 2000 Index, and 11.98% for the Tax-Managed U.S. Small Cap Portfolio. Relative to the Russell 2000 Index, outperformance of the Portfolio was primarily due to lower exposure to small cap REIT and utility securities, which underperformed the Russell 2000 Index(R). REITs and utilities comprised 10% of the Index compared to 2% for the Master Fund.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2005

     International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index. Net returns were diminished considerably by appreciation of the U.S. dollar relative to the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona. Overall, currency exchange rate changes negatively impacted returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 27.48% in local currency and 13.27% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                           LOCAL
                                                          CURRENCY   U.S. DOLLAR
                                                           RETURN      RETURN
                                                          --------   -----------
TEN LARGEST DEVELOPED MARKETS
United Kingdom (net dividends)                             19.09%       7.72%
Japan (net dividends)                                      41.66%      21.55%
France                                                     25.50%      11.33%
Switzerland                                                38.51%      19.87%
Germany                                                    26.12%      11.88%
Netherlands                                                29.13%      14.55%
Australia                                                  25.56%      19.79%
Italy                                                      19.84%       6.30%
Spain                                                      24.16%      10.12%
Sweden                                                     27.30%       6.03%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (price-only)                                 20.35%
MSCI EAFE Value Index (net dividends)                                  14.34%
MSCI EAFE Index (net dividends)                                        13.27%
MSCI EAFE Growth Index (net dividends)                                 12.14%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 33.12% for the MSCI Emerging Markets Index (gross dividends), and 13.27% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                                       TOTAL
                                                                      RETURNS
COUNTRY                                                               (U.S. $)
-------                                                               --------
Argentina                                                              67.41%
Brazil                                                                 73.90%
Thailand                                                                4.11%
Chile                                                                  30.93%
Indonesia                                                               6.11%
Hungary                                                                28.07%
Israel                                                                 32.85%
Poland                                                                 34.73%
Taiwan                                                                  6.89%
Mexico                                                                 53.97%
Malaysia                                                                0.54%
Philippines                                                            22.52%
Turkey                                                                 80.71%
South Korea                                                            47.97%

----------
Source: Morgan Stanley Capital International

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

     The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Portfolio held 758 stocks in 22 developed country markets, as of November 30, 2005, and essentially was fully invested in equities throughout the year: average cash levels were about 1.0% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, value stocks outperformed growth stocks in international markets. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 12.14% for the MSCI EAFE Growth Index (net dividends) and 14.34% for the MSCI EAFE Value Index (net dividends). Total return for the Tax-Managed DFA International Value Portfolio was 16.63%. Relative to the MSCI EAFE Value Index, outperformance of the Portfolio was primarily due to greater exposure to stocks with value characteristics (measured by book-to-market ratio). International stocks falling in the top 30% when ranked by book-to-market ratio outperformed similar stocks in the MSCI EAFE Value Index and average weight allocated to this sector was 68% for the Master Fund compared to 35% for the Index. Master Fund stocks in the 50-70th percentile returned 25.46% compared to 12.86% for stocks in the same range of the Index.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

FHLMC     Federal Home Loan Mortgage Corporation
STRIPS    Separate Trading of Registered Interest and Principal of
          Securities
+         See Note B to Financial Statements.
++        Securities have been fair valued. See Note B to Financial
          Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not individually represent more than 1.0% of the net assets of the Fund. Some of the individual securities in this category may be Non-Income Producing.
*         Non-Income Producing Securities.
#         Total or Partial Securities on Loan.
## Some of the individual securities in this category include Total or Partial Securities on Loan.
^         Security purchased with cash proceeds from Securities on Loan.

FINANCIAL HIGHLIGHTS

(1)       Annualized.
(2)       Non-Annualized.
(3) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(4)       Commencement of Operations.
(5)       Computed using average shares outstanding.

ALL STATEMENTS AND SCHEDULES

-         Amounts designated as - are either zero or rounded to zero.
SEC       Securities Exchange Commission

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLES

                                                       BEGINNING      ENDING                  EXPENSES
                                                        ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                         VALUE        VALUE        EXPENSE     DURING
                                                        06/01/05     11/30/05       RATIO      PERIOD*
                                                      ----------    ----------   ----------   --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO**
Actual Fund Return                                    $ 1,000.00    $ 1,114.60         0.40%   $ 2.12
Hypothetical 5% Annual Return                         $ 1,000.00    $ 1,023.06         0.40%   $ 2.03

TAX-MANAGED U.S. EQUITY PORTFOLIO**
Actual Fund Return                                    $ 1,000.00    $ 1,070.70         0.25%   $ 1.30
Hypothetical 5% Annual Return                         $ 1,000.00    $ 1,023.82         0.25%   $ 1.27

                                                       BEGINNING      ENDING                  EXPENSES
                                                        ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                         VALUE        VALUE        EXPENSE     DURING
                                                       06/01/05     11/30/05       RATIO      PERIOD*
                                                      ----------    ----------   ----------   --------
TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
Actual Fund Return                                    $ 1,000.00    $ 1,126.60        0.55%    $ 2.93
Hypothetical 5% Annual Return                         $ 1,000.00    $ 1,022.31        0.55%    $ 2.79

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Actual Fund Return                                    $ 1,000.00    $ 1,123.70        0.55%    $ 2.93
Hypothetical 5% Annual Return                         $ 1,000.00    $ 1,022.31        0.55%    $ 2.79

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Actual Fund Return                                    $ 1,000.00    $ 1,131.20        0.60%    $ 3.21
Hypothetical 5% Annual Return                         $ 1,000.00    $ 1,022.06        0.60%    $ 3.04

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period.
** The Portfolio is a feeder portfolio. The expenses shown reflect the direct expenses of the feeder portfolio and the indirect payment of the feeder portfolio's portion of the expenses of its master fund.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
Affiliated Investment Companies                                            100.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
Affiliated Investment Companies                                            100.0%

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
Consumer Discretionary                                                      19.5%
Industrials                                                                 19.3
Information Technology                                                      16.6
Financials                                                                  16.0
Materials                                                                    9.4
Energy                                                                       8.1
Health Care                                                                  5.8
Consumer Staples                                                             3.8
Telecommunication Services                                                   1.0
Utilities                                                                    0.5
                                                                           -----
                                                                           100.0%
                                                                           =====

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Information Technology                                                      21.0%
Consumer Discretionary                                                      17.7
Industrials                                                                 16.3
Health Care                                                                 13.5
Financials                                                                  12.0
Energy                                                                       8.2
Materials                                                                    5.1
Consumer Staples                                                             2.7
Utilities                                                                    2.4
Telecommunication Services                                                   1.1
                                                                           -----
                                                                           100.0%
                                                                           =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Financials                                                                  37.2%
Consumer Discretionary                                                      17.6
Industrials                                                                 12.2
Materials                                                                   11.5
Telecommunication Services                                                   6.1
Consumer Staples                                                             4.7
Utilities                                                                    3.8
Energy                                                                       3.7
Information Technology                                                       1.7
Health Care                                                                  0.9
Other                                                                        0.6
                                                                           -----
                                                                           100.0%
                                                                           =====

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                                NOVEMBER 30, 2005

                   TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                                                                                 VALUE+
                                                                            ---------------
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company (Affiliated Investment Company)          $ 1,754,608,176
                                                                            ---------------
    Total Investments (100.0%) (Cost $1,237,162,959)                        $ 1,754,608,176
                                                                            ===============

                        TAX-MANAGED U.S. EQUITY PORTFOLIO

                                                                                 VALUE+
                                                                            ---------------
Investment in The Tax-Managed U.S. Equity Series of
  The DFA Investment Trust Company (Affiliated Investment Company)          $   999,346,193
                                                                            ---------------
    Total Investments (100.0%) (Cost $822,223,442)                          $   999,346,193
                                                                            ===============

                 See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                          PERCENTAGE
                                                           SHARES            VALUE+    OF NET ASSETS**
                                                  ---------------   ---------------    ---------------
COMMON STOCKS -- (93.1%)
Consumer Discretionary -- (18.2%)
 #American Axle & Manufacturing Holdings, Inc.            318,200   $     6,764,932                0.3%
 #Beazer Homes USA, Inc.                                  165,177        11,557,435                0.4%
  BorgWarner, Inc.                                        219,500        13,170,000                0.5%
  Burlington Coat Factory Warehouse Corp.                 229,155         9,083,704                0.4%
  Modine Manufacturing Co.                                222,047         7,391,945                0.3%
 *ShopKo Stores, Inc.                                     263,000         7,542,840                0.3%
  Standard Pacific Corp.                                  217,800         8,208,882                0.3%
 *Warnaco Group, Inc.                                     285,081         7,004,440                0.3%
##Other Securities                                                      437,680,424               16.5%
                                                                    ---------------    ---------------
Total Consumer Discretionary                                            508,404,602               19.3%
                                                                    ---------------    ---------------
Industrials -- (17.9%)
  Hughes Supply, Inc.                                     189,200         7,329,608                0.3%
 #Hunt (J.B.) Transport Services, Inc.                    331,350         7,418,927                0.3%
  IKON Office Solutions, Inc.                             816,400         8,212,984                0.3%
 *Quanta Services, Inc.                                   721,800        10,213,470                0.4%
  Ryder System, Inc.                                      193,600         8,214,448                0.3%
  Skywest, Inc.                                           290,816         8,637,235                0.3%
  Trinity Industries, Inc.                                197,700         8,232,228                0.3%
 *United Rentals, Inc.                                    361,900         7,657,804                0.3%
  Watsco, Inc. Class A                                    122,200         7,668,050                0.3%
##Other Securities                                                      428,794,351               16.3%
                                                                    ---------------    ---------------
Total Industrials                                                       502,379,105               19.1%
                                                                    ---------------    ---------------
Information Technology -- (15.5%)
 *Benchmark Electronics, Inc.                             222,950         6,833,418                0.3%
  Black Box Corp.                                         148,509         6,936,855                0.3%
  Imation Corp.                                           177,500         7,802,900                0.3%
 *MPS Group, Inc.                                         734,200         9,228,894                0.4%
##Other Securities                                                      402,593,676               15.1%
                                                                    ---------------    ---------------
Total Information Technology                                            433,395,743               16.4%
                                                                    ---------------    ---------------
Financials -- (14.9%)
  21st Century Insurance Group                            420,300         7,187,130                0.3%
  Independence Community Bank Corp.                       201,797         7,999,233                0.3%
 #LandAmerica Financial Group, Inc.                       123,900         8,022,525                0.3%
  MAF Bancorp, Inc.                                       200,991         8,556,187                0.3%
  Ohio Casualty Corp.                                     228,300         6,757,680                0.3%
  RLI Corp.                                               138,900         7,250,580                0.3%
  Selective Insurance Group, Inc.                         189,070        10,582,248                0.4%
  State Auto Financial Corp.                              351,136        12,089,612                0.5%
  The Phoenix Companies, Inc.                             554,300         7,538,480                0.3%
  UICI                                                    242,900         8,652,098                0.3%
  UMB Financial Corp.                                     137,313         9,114,837                0.4%
##Other Securities                                                      323,525,056               12.1%
                                                                    ---------------    ---------------
Total Financials                                                        417,275,666               15.8%
                                                                    ---------------    ---------------
Materials -- (8.7%)
  Carpenter Technology Corp.                              143,600         9,412,980                0.4%
  Commercial Metals Co.                                   238,800         8,381,880                0.3%
  Longview Fibre Co.                                      356,800         7,585,568                0.3%
  Louisiana-Pacific Corp.                                 370,500         9,992,385                0.4%
  Minerals Technologies, Inc.                             132,500         7,502,150                0.3%
  Potlatch Corp.                                          159,500         7,710,230                0.3%
  Reliance Steel & Aluminum Co.                           175,826        11,342,535                0.4%

                                                                                          PERCENTAGE
                                                           SHARES            VALUE+    OF NET ASSETS**
                                                  ---------------   ---------------    ---------------
  Steel Dynamics, Inc.                                    255,300   $     8,838,486                0.3%
  Texas Industries, Inc.                                  152,900         7,626,652                0.3%
##Other Securities                                                      166,157,364                6.3%
                                                                    ---------------    ---------------
Total Materials                                                         244,550,230                9.3%
                                                                    ---------------    ---------------
Energy -- (7.5%)
*#Forest Oil Corp.                                        157,400         7,053,094                0.3%
  Helmerich & Payne, Inc.                                 170,300         9,880,806                0.4%
*#SEACOR Holdings, Inc.                                   119,942         8,078,094                0.3%
 *Spinnaker Exploration Co.                               158,300        10,332,241                0.4%
 *Stone Energy Corp.                                      193,952         8,611,469                0.3%
 *Universal Compression Holdings, Inc.                    189,100         7,635,858                0.3%
  Vintage Petroleum, Inc.                                 276,712        14,494,175                0.6%
##Other Securities                                                      144,854,825                5.4%
                                                                    ---------------    ---------------
Total Energy                                                            210,940,562                8.0%
                                                                    ---------------    ---------------
Health Care -- (5.4%)
  Alpharma, Inc. Class A                                  312,700         8,261,534                0.3%
 #Omnicare, Inc.                                          148,000         8,428,600                0.3%
##Other Securities                                                      134,639,304                5.1%
                                                                    ---------------    ---------------
Total Health Care                                                       151,329,438                5.7%
                                                                    ---------------    ---------------
Consumer Staples -- (3.6%)
##Total Consumer Staples                                                 99,884,806                3.8%
                                                                    ---------------    ---------------
Telecommunication Services -- (0.9%)
##Total Telecommunication Services                                       25,410,991                1.0%
                                                                    ---------------    ---------------

Utilities -- (0.5%)
Total Utilities                                                          12,995,619                0.5%
                                                                    ---------------    ---------------
TOTAL COMMON STOCKS                                                   2,606,566,762               98.9%
                                                                    ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
*##Total Other                                                               11,074                0.0%
                                                                    ---------------    ---------------
TOTAL RIGHTS/WARRANTS                                                        11,074                0.0%
                                                                    ---------------    ---------------

                                                        FACE
                                                       AMOUNT
                                                  ---------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (6.9%)

 ^ Repurchase Agreement, Merrill Lynch Triparty
    Repo 3.95%, 12/01/05 (Collateralized by
    $157,335,000 U.S. Treasury Note
    4.50%, 11/15/10, valued at $158,304,918)
    to be repurchased at $155,215,275             $       155,198       155,198,246                5.9%

   Repurchase Agreement, PNC Capital
    Markets, Inc. 3.88%, 12/01/05
    (Collateralized by $37,937,000 FHLMC
    Notes 4.00%, 09/22/09, valued at $37,178,260)
    to be repurchased at $36,631,948                       36,628        36,628,000                1.4%
                                                                    ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                        191,826,246                7.3%
                                                                    ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,995,996,030)                                               $ 2,798,404,082              106.2%
                                                                    ===============    ===============

                 See accompanying Notes to Financial Statements.

                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                          PERCENTAGE
                                                           SHARES            VALUE+    OF NET ASSETS**
                                                  ---------------   ---------------    ---------------
COMMON STOCKS -- (90.9%)
Information Technology -- (19.1%)
 *Activision, Inc.                                        151,533   $     2,016,904                0.2%
 *aQuantive, Inc.                                          62,300         1,675,247                0.1%
 *Macromedia, Inc.                                         37,240         1,670,586                0.1%
 *Sandisk Corp.                                            34,661         1,769,791                0.2%
##Other Securities                                                      252,226,384               20.3%
                                                                    ---------------    ---------------
Total Information Technology                                            259,358,912               20.9%
                                                                    ---------------    ---------------
Consumer Discretionary -- (16.2%)
*#AnnTaylor Stores Corp.                                   53,575         1,624,930                0.1%
 #Beazer Homes USA, Inc.                                   29,165         2,040,675                0.2%
 *Chicos FAS, Inc.                                         39,000         1,720,290                0.1%
  Choice Hotels International, Inc.                        51,400         1,862,222                0.2%
*#Goodyear Tire & Rubber Co.                              121,800         2,086,434                0.2%
  GTECH Holdings, Inc.                                     67,600         2,068,560                0.2%
*Payless ShoeSource, Inc.                                  69,800         1,594,930                0.1%
  Ryland Group, Inc.                                       30,956         2,214,592                0.2%
  Service Corp. International                             205,700         1,688,797                0.1%
  Station Casinos, Inc.                                    26,350         1,827,109                0.2%
*#Urban Outfitters, Inc.                                   63,000         1,944,180                0.2%
##Other Securities                                                      198,803,958               15.9%
                                                                    ---------------    ---------------
Total Consumer Discretionary                                            219,476,677               17.7%
                                                                    ---------------    ---------------
Industrials -- (14.8%)
 *Amerco, Inc.                                             24,978         1,766,444                0.1%
 *EGL, Inc.                                                44,200         1,641,588                0.1%
 *Flowserve Corp.                                          46,000         1,718,560                0.1%
  Hunt (J.B.) Transport Services, Inc.                     82,800         1,853,892                0.2%
  JLG Industries, Inc.                                     37,900         1,724,450                0.1%
 #Joy Global, Inc.                                         47,550         2,514,920                0.2%
 *Quanta Services, Inc.                                   130,400         1,845,160                0.2%
 *Shaw Group, Inc.                                         63,700         1,840,293                0.2%
 *Terex Corp.                                              40,708         2,508,427                0.2%
 *United Rentals, Inc.                                     78,000         1,650,480                0.1%
 *United Stationers, Inc.                                  33,066         1,620,234                0.1%
 #Walter Industries, Inc.                                  36,100         1,817,635                0.2%
##Other Securities                                                      177,739,869               14.3%
                                                                    ---------------    ---------------
Total Industrials                                                       200,241,952               16.1%
                                                                    ---------------    ---------------
Health Care -- (12.3%)
*#Cerner Corp.                                             18,300         1,764,120                0.2%
 *Intuitive Surgical, Inc.                                 20,174         2,253,839                0.2%
##Other Securities                                                      162,795,406               13.0%
                                                                    ---------------    ---------------
Total Health Care                                                       166,813,365               13.4%
                                                                    ---------------    ---------------
Financials -- (10.9%)
 *AmeriCredit Corp.                                       110,000         2,728,000                0.2%
*#CompuCredit Corp.                                        44,400         1,734,708                0.1%
  Ohio Casualty Corp.                                      54,400         1,610,240                0.1%
 *WFS Financial, Inc.                                      23,600         1,831,832                0.2%
##Other Securities                                                      139,670,085               11.3%
                                                                    ---------------    ---------------
Total Financials                                                        147,574,865               11.9%
                                                                    ---------------    ---------------

                                                                                          PERCENTAGE
                                                           SHARES            VALUE+    OF NET ASSETS**
                                                  ---------------   ---------------    ---------------
Energy -- (7.4%)
 #Arch Coal, Inc.                                          22,100   $     1,702,584                0.1%
*#Cal Dive International, Inc.                             26,400         1,916,904                0.2%
 #Chesapeake Energy Corp.                                  75,600         2,188,620                0.2%
 *Denbury Resources, Inc.                                  85,060         1,925,758                0.2%
 *Plains Exploration & Production Co.                      64,371         2,729,330                0.2%
  Range Resources Corp.                                    52,500         1,955,100                0.2%
 *Southwestern Energy Co.                                  96,200         3,277,534                0.3%
 *Spinnaker Exploration Co.                                29,800         1,945,046                0.2%
  St. Mary Land & Exploration Co.                          83,765         2,983,709                0.2%
  Tesoro Petroleum Corp.                                   51,600         2,841,612                0.2%
 *Unit Corp.                                               34,700         1,879,352                0.2%
  Vintage Petroleum, Inc.                                  51,500         2,697,570                0.2%
##Other Securities                                                       72,609,288                5.7%
                                                                    ---------------    ---------------
Total Energy                                                            100,652,407                8.1%
                                                                    ---------------    ---------------
Materials -- (4.6%)
  Airgas, Inc.                                             58,400         1,816,240                0.2%
  Cleveland-Cliffs, Inc.                                   21,100         2,010,619                0.2%
  Louisiana-Pacific Corp.                                  61,400         1,655,958                0.1%
##Other Securities                                                       56,835,291                4.5%
                                                                    ---------------    ---------------
Total Materials                                                          62,318,108                5.0%
                                                                    ---------------    ---------------
Consumer Staples -- (2.4%)
##Total Consumer Staples                                                 32,833,987                2.6%
                                                                    ---------------    ---------------
Utilities -- (2.2%)
 *Allegheny Energy, Inc.                                   91,300         2,540,879                0.2%
 *CMS Energy Corp.                                        115,106         1,609,182                0.1%
##Other Securities                                                       25,075,911                2.0%
                                                                    ---------------    ---------------
Total Utilities                                                          29,225,972                2.3%
                                                                    ---------------    ---------------
Telecommunication Services -- (1.0%)
##Total Telecommunication Services                                       13,182,744                1.1%
                                                                    ---------------    ---------------
TOTAL COMMON STOCKS                                                   1,231,678,989               99.1%
                                                                    ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
*##Total Other                                                                1,245                0.0%
                                                                    ---------------    ---------------
TOTAL RIGHTS/WARRANTS                                                         1,245                0.0%
                                                                    ---------------    ---------------

                                                        FACE
                                                       AMOUNT
                                                  ---------------
                                                        (000)
TEMPORARY CASH INVESTMENTS -- (9.1%)
^ Repurchase Agreement, Merrill Lynch
   Triparty Repo 3.95%, 12/01/05
   (Collateralized by $109,290,000
   U.S. Treasury Note 4.50%, 11/15/10,
   valued at $109,963,737) to be repurchased
   at $107,815,074                                $       107,803       107,803,246                8.7%

  Repurchase Agreement, PNC Capital
   Markets, Inc. 3.88%, 12/01/05
   (Collateralized by $15,372,000 FHLMC
   Notes 4.00%, 09/22/09, valued at $15,064,560)
   to be repurchased at $14,842,600                        14,841        14,841,000                1.2%
                                                                    ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                        122,644,246                9.9%
                                                                    ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $882,285,168)                                                $ 1,354,324,480              109.0%
                                                                    ===============    ===============

                 See accompanying Notes to Financial Statements.

                  TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                         PERCENTAGE
                                                           SHARES           VALUE++    OF NET ASSETS**
                                                  ---------------   ---------------    ---------------
UNITED KINGDOM -- (20.6%)
COMMON STOCKS -- (20.6%)
  Anglo America P.L.C.                                    816,732   $    25,561,415                1.6%
  Aviva P.L.C.                                          1,228,415        14,528,702                0.9%
  BAA P.L.C.                                              654,973         7,188,025                0.5%
  BAE Systems P.L.C.                                    1,699,254         9,908,111                0.6%
  HBOS P.L.C.                                           1,243,680        18,704,744                1.2%
  O2 P.L.C.                                             4,595,000        15,507,901                1.0%
  Royal Bank of Scotland Group P.L.C.                     623,596        17,735,362                1.1%
  Scottish Power P.L.C.                                 1,059,052         9,703,988                0.6%
  Vodafone Group P.L.C.                                23,439,129        50,431,314                3.2%
  Other Securities                                                      156,804,387               10.0%
                                                                    ---------------    ---------------
TOTAL -- UNITED KINGDOM                                                 326,073,949               20.7%
                                                                    ---------------    ---------------
JAPAN -- (18.2%)
COMMON STOCKS -- (18.2%)
  Fuji Photo Film Co., Ltd.                               252,000         8,042,009                0.5%
  Matsushita Electric Industrial Co., Ltd.              1,031,998        20,743,272                1.3%
  Millea Holdings, Inc.                                       705        11,610,908                0.7%
  Mitsui Sumitoma Insurance Co., Ltd.                     625,000         7,122,274                0.5%
  Sony Corp.                                              395,400        14,625,708                0.9%
##Other Securities                                                      226,327,894               14.5%
                                                                    ---------------    ---------------
TOTAL -- JAPAN                                                          288,472,065               18.4%
                                                                    ---------------    ---------------
FRANCE -- (10.8%)
COMMON STOCKS -- (10.8%)
  Assurances Generales de France (AGF)                    107,651        10,482,628                0.7%
  AXA SA                                                  775,386        23,286,065                1.5%
  BNP Paribas SA                                          425,473        33,527,467                2.1%
  Compagnie de Saint-Gobain                               128,528         7,412,451                0.5%
  Renault SA                                              116,929         9,087,496                0.6%
  Vivendi Universal SA                                    275,359         7,946,081                0.5%
  Other Securities                                                       79,752,232                5.0%
                                                                    ---------------    ---------------
TOTAL -- FRANCE                                                         171,494,420               10.9%
                                                                    ---------------    ---------------
GERMANY -- (8.6%)
COMMON STOCKS -- (8.6%)
  Bayerische Motoren Werke (BMW) AG                       208,494         9,161,400                0.6%
  DaimlerChrysler AG                                      524,488        26,440,689                1.7%
  Deutsche Bank AG                                        172,120        16,784,117                1.1%
  E.ON AG                                                 136,560        12,991,543                0.8%
  Munchener Rueckversicherungs-Gesellschaft AG            106,281        13,864,698                0.9%
 *Unicredito Italiano SpA                               1,193,790         7,394,837                0.5%
 #Volkswagen AG                                           136,592         7,141,407                0.5%
##Other Securities                                                       41,708,461                2.5%
                                                                    ---------------    ---------------
TOTAL -- GERMANY                                                        135,487,152                8.6%
                                                                    ---------------    ---------------
SWITZERLAND -- (6.5%)
COMMON STOCKS -- (6.5%)
  Cie Financiere Richemont AG Series A                    393,600        15,519,861                1.0%
  Credit Suisse Group                                     557,093        27,024,448                1.7%
  Holcim, Ltd.                                            120,362         7,798,981                0.5%
  Swiss Reinsurance Co., Zurich                            91,176         6,712,197                0.4%
  Syngenta AG                                              77,200         8,453,065                0.5%
  Zurich Financial SVCS AG                                 50,904        10,344,117                0.7%

                                                                                            PERCENTAGE
                                                              SHARES           VALUE++   OF NET ASSETS**
                                                     ---------------   ---------------   ---------------
  Other Securities                                                     $    27,282,395               1.8%
                                                                       ---------------   ---------------
TOTAL -- SWITZERLAND                                                       103,135,064               6.6%
                                                                       ---------------   ---------------
SPAIN -- (5.8%)
COMMON STOCKS -- (5.8%)
  Banco Santander Central Hispanoamerica SA                2,684,466        34,014,164               2.2%
  Endesa SA                                                  481,240        12,485,404               0.8%
  Repsol SA                                                  567,226        16,654,859               1.1%
  Other Securities                                                          29,309,242               1.8%
                                                                       ---------------   ---------------
TOTAL COMMON STOCKS                                                         92,463,669               5.9%
                                                                       ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Other Securities                                                             22,802               0.0%
                                                                       ---------------   ---------------
TOTAL -- SPAIN                                                              92,486,471               5.9%
                                                                       ---------------   ---------------
NETHERLANDS -- (5.1%)
COMMON STOCKS -- (5.1%)
  Aegon NV                                                   716,202        11,325,442               0.7%
  ING Groep NV                                               834,028        26,943,349               1.7%
  Koninklijke Philips Electronics NV                         625,428        17,430,045               1.1%
  Other Securities                                                          24,920,971               1.6%
                                                                       ---------------   ---------------
TOTAL -- NETHERLANDS                                                        80,619,807               5.1%
                                                                       ---------------   ---------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.5%)
  Commonwealth Bank of Australia                             331,276        10,203,709               0.7%
  National Australia Bank, Ltd.                              374,286         8,916,754               0.6%
  Other Securities                                                          51,695,705               3.2%
                                                                       ---------------   ---------------
TOTAL -- AUSTRALIA                                                          70,816,168               4.5%
                                                                       ---------------   ---------------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
  Nordea Bank AB                                           1,366,400        13,286,572               0.9%
  TeliaSonera AB                                           1,346,500         6,840,265               0.4%
  Other Securities                                                          26,408,658               1.7%
                                                                       ---------------   ---------------
TOTAL -- SWEDEN                                                             46,535,495               3.0%
                                                                       ---------------   ---------------
HONG KONG -- (2.9%)
COMMON STOCKS -- (2.9%)
  Cheung Kong Holdings, Ltd.                                 856,000         8,876,182               0.6%
  Hutchison Whampoa, Ltd.                                  1,210,000        11,453,471               0.7%
##Other Securities                                                          25,771,780               1.6%
                                                                       ---------------   ---------------
TOTAL COMMON STOCKS                                                         46,101,433               2.9%
                                                                       ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                             132,463               0.0%
                                                                       ---------------   ---------------
TOTAL -- HONG KONG                                                          46,233,896               2.9%
                                                                       ---------------   ---------------
ITALY -- (2.7%)
COMMON STOCKS -- (2.7%)
##Other Securities                                                          42,172,038               2.7%
                                                                       ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                              14,995               0.0%
                                                                       ---------------   ---------------
TOTAL -- ITALY                                                              42,187,033               2.7%
                                                                       ---------------   ---------------

                                                                                            PERCENTAGE
                                                              SHARES           VALUE++   OF NET ASSETS**
                                                     ---------------   ---------------   ---------------
FINLAND -- (1.7%)
COMMON STOCKS -- (1.7%)
  Fortum Oyj                                                 538,483   $     9,448,564               0.6%
  Other Securities                                                          18,129,089               1.1%
                                                                       ---------------   ---------------
TOTAL -- FINLAND                                                            27,577,653               1.7%
                                                                       ---------------   ---------------
DENMARK -- (1.7%)
COMMON STOCKS -- (1.7%)
  TDC A.S.                                                   139,730         8,370,410               0.5%
  Other Securities                                                          17,909,267               1.2%
                                                                       ---------------   ---------------
TOTAL -- DENMARK                                                            26,279,677               1.7%
                                                                       ---------------   ---------------
BELGIUM -- (1.6%)
COMMON STOCKS -- (1.6%)
  InBev NV                                                   181,038         7,641,428               0.5%
  Other Securities                                                          17,969,030               1.1%
                                                                       ---------------   ---------------
TOTAL -- BELGIUM                                                            25,610,458               1.6%
                                                                       ---------------   ---------------
NORWAY -- (1.4%)
COMMON STOCKS -- (1.4%)
  Norsk Hydro ASA                                             87,380         8,725,444               0.6%
  Other Securities                                                          12,938,070               0.8%
                                                                       ---------------   ---------------
TOTAL -- NORWAY                                                             21,663,514               1.4%
                                                                       ---------------   ---------------
IRELAND -- (1.4%)
COMMON STOCKS -- (1.4%)
  CRH P.L.C.                                                 356,381         9,402,233               0.6%
  Other Securities                                                          12,203,146               0.8%
                                                                       ---------------   ---------------
TOTAL -- IRELAND                                                            21,605,379               1.4%
                                                                       ---------------   ---------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
  Other Securities                                                           7,550,750               0.5%
                                                                       ---------------   ---------------
AUSTRIA -- (0.5%)
COMMON STOCKS -- (0.5%)
  Other Securities                                                           7,470,029               0.5%
                                                                       ---------------   ---------------
CANADA -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                           7,193,082               0.5%
                                                                       ---------------   ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                           6,549,562               0.4%
                                                                       ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                              55,030               0.0%
                                                                       ---------------   ---------------
TOTAL -- GREECE                                                              6,604,592               0.4%
                                                                       ---------------   ---------------

                                                                                            PERCENTAGE
                                                                               VALUE++   OF NET ASSETS**
                                                                       ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                     $     5,840,111               0.4%
                                                                       ---------------   ---------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Other Securities                                                           1,643,562               0.1%
                                                                       ---------------   ---------------

                                                          FACE
                                                         AMOUNT
                                                     ---------------
                                                          (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
  ^ Repurchase Agreement, Bear Stearns
    3.95%, 12/01/05 (Collateralized by $16,995,031
    U.S. STRIPS, 11/15/10, valued at $13,794,681)
    to be repurchased at $13,524,197                 $        13,523        13,522,713               0.9%

    Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $7,491,000
    FHLMC Notes 4.00%, 09/22/09, valued at
    $7,341,180) to be repurchased at $7,232,779                7,232         7,232,000               0.4%
                                                                       ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                            20,754,713               1.3%
                                                                       ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,155,860,410)                                                 $ 1,583,335,040             100.8%
                                                                       ===============   ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  TAX-MANAGED        TAX- MANAGED         TAX-MANAGED
                                                                U.S. MARKETWIDE       U.S. EQUITY        U.S. SMALL CAP
                                                                VALUE PORTFOLIO        PORTFOLIO        VALUE PORTFOLIO
                                                               -----------------   -----------------   -----------------
ASSETS:
Investments in Affiliated Investment Companies                 $       1,754,608   $         999,346                  --
Investments at Value (including $0, $0, and
  $148,454 of securities on loan, respectively)                               --                  --   $       2,798,404
Cash                                                                          --                  --                   1
Receivables:
  Investment Securities Sold                                                  --                  --               5,428
  Dividends and Interest                                                      --                  --               1,664
  Securities Lending Income                                                   --                  --                 126
  Fund Shares Sold                                                         1,628               1,054                 829
Prepaid Expenses and Other Assets                                             18                  39                  28
                                                               -----------------   -----------------   -----------------
    Total Assets                                                       1,756,254           1,000,439           2,806,480
                                                               -----------------   -----------------   -----------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                            --                  --             155,198
  Investment Securities Purchased                                            677                 852              13,695
  Fund Shares Redeemed                                                       951                 202               1,383
  Due to Advisor                                                             215                 108               1,079
Accrued Expenses and Other Liabilities                                        91                  62                 234
                                                               -----------------   -----------------   -----------------
    Total Liabilities                                                      1,934               1,224             171,589
                                                               -----------------   -----------------   -----------------
NET ASSETS                                                     $       1,754,320   $         999,215   $       2,634,891
                                                               =================   =================   =================
SHARES OUTSTANDING $0.01 PAR VALUE                                   114,987,644          75,340,416         102,939,639
                                                               =================   =================   =================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE       $           15.26   $           13.26   $           25.60
                                                               =================   =================   =================
Investments in Affiliated Investment Companies at Cost         $       1,237,163   $         822,223   $              --
                                                               =================   =================   =================
Investments at Cost                                            $              --   $              --   $       1,995,996
                                                               =================   =================   =================

                                                                   TAX-MANAGED        TAX-MANAGED
                                                                 U.S. SMALL CAP    DFA INTERNATIONAL
                                                                    PORTFOLIO       VALUE PORTFOLIO
                                                               -----------------   -----------------
ASSETS:
Investments at Value (including $102,928 and $12,566 of
  securities loan, respectively)                               $       1,354,324   $       1,583,335
Foreign Currencies at Value                                                   --               4,524
Cash                                                                           1                  15
Receivables:
  Investment Securities Sold                                               1,818               4,349
  Dividends, Interest, and Tax Reclaims                                      499               3,536
  Securities Lending Income                                                  119                  15
  Fund Shares Sold                                                           581                 970
Prepaid Expenses and Other Assets                                             19                  28
                                                               -----------------   -----------------
    Total Assets                                                       1,357,361           1,596,772
                                                               -----------------   -----------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                       107,803              13,523
  Investment Securities Purchased                                          6,174              10,619
  Fund Shares Redeemed                                                       478                 557
  Due to Advisor                                                             507                 648
Accrued Expenses and Other Liabilities                                       111                 208
                                                               -----------------   -----------------
    Total Liabilities                                                    115,073              25,555
                                                               -----------------   -----------------
NET ASSETS                                                     $       1,242,288   $       1,571,217
                                                               =================   =================
SHARES OUTSTANDING $0.01 PAR VALUE                                    54,130,599         101,281,655
                                                               =================   =================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE       $           22.95   $           15.51
                                                               =================   =================
Investments at Cost                                            $         882,285   $       1,155,860
                                                               =================   =================
Foreign Currencies at Cost                                     $              --   $           4,519
                                                               =================   =================

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

                                                                  TAX-MANAGED                             TAX-MANAGED
                                                                U.S. MARKETWIDE       TAX- MANAGED      U.S. SMALL CAP
                                                                     VALUE            U.S. EQUITY            VALUE
                                                                   PORTFOLIO*          PORTFOLIO*          PORTFOLIO
                                                               -----------------   -----------------   -----------------
INVESTMENT INCOME
  Dividends                                                    $          24,487   $          12,472   $          19,451
  Interest                                                                   645                 214                 835
  Income from Securities Lending                                             265                 108               1,377
  Expenses Allocated from Master Funds                                    (3,469)               (720)                 --
                                                               -----------------   -----------------   -----------------
      Total Investment Income                                             21,928              12,074              21,663
                                                               -----------------   -----------------   -----------------
EXPENSES
  Investment Advisory Services Fees                                           --                  --              11,595
  Administrative Services Fees                                             2,169               1,199                  --
  Accounting & Transfer Agent Fees                                            67                  36                 619
  Custodian Fees                                                              --                  --                 221
  Legal Fees                                                                  10                   5                  15
  Audit Fees                                                                   3                   2                  84
  Filing Fees                                                                 61                  78                  61
  Shareholders' Reports                                                       34                  22                  58
  Directors' Fees & Expenses                                                  13                   8                  16
  Other                                                                        9                   5                  50
                                                               -----------------   -----------------   -----------------
      Total Expenses                                                       2,366               1,355              12,719
  Fees Waived, Expenses Reimbursed, and/or Previously
    Waived Fees Recovered by Advisor (Note C)                                 --                 (76)                 --
                                                               -----------------   -----------------   -----------------
  Net Expenses                                                             2,366               1,279              12,719
                                                               -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                                              19,562              10,795               8,944
                                                               -----------------   -----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                  24,229             (13,459)            228,062
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                                181,087              82,470              40,139
                                                               -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                  205,316              69,011             268,201
                                                               -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $         224,878   $          79,806   $         277,145
                                                               =================   =================   =================

----------
* Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund.

                 See accompanying Notes to Financial Statements.

                                                                                             TAX-MANAGED
                                                                         TAX-MANAGED      DFA INTERNATIONAL
                                                                        U.S. SMALL CAP          VALUE
                                                                          PORTFOLIO           PORTFOLIO
                                                                      -----------------   -----------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0 and $3,361,
    respectively)                                                     $           6,553   $          36,042
  Interest                                                                          386                 257
  Income from Securities Lending                                                  1,151               1,266
                                                                      -----------------   -----------------
      Total Investment Income                                                     8,090              37,565
                                                                      -----------------   -----------------
EXPENSES
  Investment Advisory Services Fees                                               5,341               6,637
  Accounting & Transfer Agent Fees                                                  285                 786
  Custodian Fees                                                                    102                 314
  Legal Fees                                                                          6                   8
  Audit Fees                                                                         38                  47
  Filing Fees                                                                        37                  76
  Shareholders' Reports                                                              34                  39
  Directors' Fees & Expenses                                                          8                  12
  Other                                                                              21                  50
                                                                      -----------------   -----------------
      Total Expenses                                                              5,872               7,969
                                                                      -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                                                      2,218              29,596
                                                                      -----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                         22,230              43,991
  Net Realized Gain (Loss) on Foreign Currency Transactions                          --                (132)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                  104,489             130,331
    Translation of Foreign Currency Denominated Amounts                              --                (162)
                                                                      -----------------   -----------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                                       126,719             174,028
                                                                      -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $         128,937   $         203,624
                                                                      =================   =================

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                        TAX-MANAGED                TAX-MANAGED                 TAX-MANAGED
                                                      U.S. MARKETWIDE              U.S. EQUITY               U.S. SMALL CAP
                                                      VALUE PORTFOLIO               PORTFOLIO                VALUE PORTFOLIO
                                                -------------------------   -------------------------   -------------------------
                                                    YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                  NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                    2005          2004         2005           2004          2005          2004
                                                -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $    19,562   $     9,346   $    10,795   $     6,595   $     8,944   $     8,023
  Net Realized Gain (Loss) on Investment
    Securities Sold                                  24,229         1,052       (13,459)          206       228,062       153,147
  Change in Unrealized Appreciation
   (Depreciation) of Investment Securities          181,087       169,859        82,470        47,212        40,139       200,871
                                                -----------   -----------   -----------   -----------   -----------   -----------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations                   224,878       180,257        79,806        54,013       277,145       362,041
                                                -----------   -----------   -----------   -----------   -----------   -----------
Distributions From:
  Net Investment Income                             (15,313)       (7,026)      (10,534)       (5,216)       (9,603)       (7,014)
  Net Long-Term Gains                                    --            --            --            --       (34,407)           --
                                                -----------   -----------   -----------   -----------   -----------   -----------
      Total Distributions                           (15,313)       (7,026)      (10,534)       (5,216)      (44,010)       (7,014)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Capital Share Transactions (a):
  Shares Issued                                     466,746       359,314       353,598       264,799       525,027       447,201
  Shares Issued in Lieu of
    Cash Distributions                               14,165         6,572        10,457         5,203        39,837         6,276
  Shares Redeemed                                  (133,383)      (98,729)      (53,000)      (48,663)     (241,826)     (311,135)
                                                -----------   -----------   -----------   -----------   -----------   -----------
      Net Increase (Decrease)
       from Capital
       Share Transactions                           347,528       267,157       311,055       221,339       323,038       142,342
                                                -----------   -----------   -----------   -----------   -----------   -----------
      Total Increase
       (Decrease) in Net Assets                     557,093       440,388       380,327       270,136       556,173       497,369
NET ASSETS
  Beginning of Period                             1,197,227       756,839       618,888       348,752     2,078,718     1,581,349
                                                -----------   -----------   -----------   -----------   -----------   -----------
  End of Period                                 $ 1,754,320   $ 1,197,227   $   999,215   $   618,888   $ 2,634,891   $ 2,078,718
                                                ===========   ===========   ===========   ===========   ===========   ===========
(a) SHARES ISSUED AND REDEEMED:
    Shares Issued                                    33,222        29,799        28,109        22,827        22,317        21,563
    Shares Issued in Lieu of
      Cash Distributions                              1,012           550           830           454         1,715           313
    Shares Redeemed                                  (9,466)       (8,210)       (4,214)       (4,224)      (10,215)      (15,041)
                                                -----------   -----------   -----------   -----------   -----------   -----------
                                                     24,768        22,139        24,725        19,057        13,817         6,835
                                                ===========   ===========   ===========   ===========   ===========   ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)        $     7,685   $     3,436   $     3,564   $     3,263   $     2,700   $     3,678

                 See accompanying Notes to Financial Statements.

                                                   TAX-MANAGED U.S. SMALL CAP      TAX-MANAGED DFA INTERNATIONAL
                                                            PORTFOLIO                      VALUE PORTFOLIO
                                                -------------------------------   -------------------------------
                                                     YEAR             YEAR             YEAR            YEAR
                                                    ENDED            ENDED            ENDED           ENDED
                                                   NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,
                                                     2005             2004             2005            2004
                                                --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $        2,218   $          636   $       29,596   $       16,503
  Net Realized Gain (Loss) on
    Investment Securities Sold                          22,230           18,956           43,991            4,514
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                   --               --             (132)            (304)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                                         104,489          100,609          130,331          205,170
    Translation of Foreign Currency
      Denominated Amounts                                   --               --             (162)             147
                                                --------------   --------------   --------------   --------------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations                                     128,937          120,201          203,624          226,030
                                                --------------   --------------   --------------   --------------
Distributions From:
  Net Investment Income                                 (1,758)            (552)         (31,454)         (24,542)
                                                --------------   --------------   --------------   --------------
      Total Distributions                               (1,758)            (552)         (31,454)         (24,542)
                                                --------------   --------------   --------------   --------------
Capital Share Transactions (a):
  Shares Issued                                        255,357          222,592          397,351          290,800
  Shares Issued in Lieu of Cash
    Distributions                                        1,739              547           29,756           23,798
  Shares Redeemed                                     (100,220)         (87,917)        (110,335)        (108,953)
                                                --------------   --------------   --------------   --------------
      Net Increase (Decrease) from
        Capital Share Transactions                     156,876          135,222          316,772          205,645
                                                --------------   --------------   --------------   --------------
      Total Increase (Decrease) in Net
        Assets                                         284,055          254,871          488,942          407,133
NET ASSETS
  Beginning of Period                                  958,233          703,362        1,082,275          675,142
                                                --------------   --------------   --------------   --------------
  End of Period                                 $    1,242,288   $      958,233   $    1,571,217   $    1,082,275
                                                ==============   ==============   ==============   ==============
(a) SHARES ISSUED AND REDEEMED:
    Shares Issued                                       12,121           11,936           27,397           24,124
    Shares Issued in Lieu of Cash
      Distributions                                         82               31            2,094            2,046
    Shares Redeemed                                     (4,753)          (4,710)          (7,609)          (9,050)
                                                --------------   --------------   --------------   --------------
                                                         7,450            7,257           21,882           17,120
                                                ==============   ==============   ==============   ==============
ACCUMULATED NET INVESTMENT INCOME
  (LOSS)                                        $          920   $          460   $        1,878   $        2,107

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  TAX-MANAGED U.S.
                                                                             MARKETWIDE VALUE PORTFOLIO
                                                ----------------------------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR              YEAR
                                                    ENDED            ENDED            ENDED            ENDED             ENDED
                                                   NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,
                                                     2005             2004             2003             2002              2001
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $        13.27   $        11.12   $         9.09   $        11.46   $        10.77
                                                --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                            0.18             0.11             0.04             0.05             0.12
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                              1.96             2.13             2.02            (2.39)            0.77
                                                --------------   --------------   --------------   --------------   --------------
   Total From Investment Operations                       2.14             2.24             2.06            (2.34)            0.89
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                  (0.15)           (0.09)           (0.03)           (0.03)           (0.16)
  Return of Capital                                         --               --               --               --            (0.04)
                                                --------------   --------------   --------------   --------------   --------------
   Total Distributions                                   (0.15)           (0.09)           (0.03)           (0.03)           (0.20)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $        15.26   $        13.27   $        11.12   $         9.09   $        11.46
==================================================================================================================================
Total Return                                             16.27%           20.24%           22.79%          (20.43)%           8.17%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $    1,754,320   $    1,197,227   $      756,839   $      478,946   $      574,286
Ratio of Expenses to Average Net Assets(3)                0.40%            0.42%            0.43%            0.42%            0.44%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses and/or recovery of previously
  waived fees)(3)                                         0.40%            0.42%            0.43%            0.42%            0.44%
Ratio of Net Investment Income to Average
  Net Assets                                              1.35%            0.97%            0.43%            0.44%            0.97%

                                                                                TAX-MANAGED U.S.
                                                                                EQUITY PORTFOLIO
                                              ----------------------------------------------------------------------------------
                                                   YEAR              YEAR            YEAR             YEAR         SEPT. 25,(4)
                                                  ENDED             ENDED           ENDED            ENDED              TO
                                                 NOV. 30,          NOV. 30,        NOV. 30,         NOV. 30,         NOV. 30,
                                                   2005              2004            2003             2002              2001
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        12.23   $        11.05   $         9.40   $        11.78   $        10.00
                                              --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.16             0.14             0.07             0.04             0.01
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                            1.05             1.18             1.63            (2.41)            1.77
                                              --------------   --------------   --------------   --------------   --------------
   Total From Investment Operations                     1.21             1.32             1.70            (2.37)            1.78
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.18)           (0.14)           (0.05)           (0.01)              --
  Return of Capital                                       --               --               --               --               --
                                              --------------   --------------   --------------   --------------   --------------
   Total Distributions                                 (0.18)           (0.14)           (0.05)           (0.01)              --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        13.26   $        12.23   $        11.05   $         9.40   $        11.78
================================================================================================================================
Total Return                                            9.97%           12.03%           18.21%          (20.16)%          17.80%(2)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $      999,215   $      618,888   $      348,752   $      198,251   $       81,550
Ratio of Expenses to Average Net Assets(3)              0.25%            0.25%            0.25%            0.25%            0.25%(1)
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses and/or recovery of previously
  waived fees)(3)                                       0.26%            0.29%            0.29%            0.34%            0.71%(1)
Ratio of Net Investment Income to Average
  Net Assets                                            1.35%            1.37%            0.87%            0.50%            0.57%(1)

                 See accompanying Notes to Financial Statements.

                                                                                  TAX-MANAGED U.S.
                                                                             SMALL CAP VALUE PORTFOLIO
                                                ----------------------------------------------------------------------------------
                                                      YEAR             YEAR            YEAR             YEAR             YEAR
                                                     ENDED            ENDED           ENDED            ENDED            ENDED
                                                    NOV. 30,         NOV. 30,        NOV. 30,         NOV. 30,         NOV. 30,
                                                      2005             2004            2003             2002             2001
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $        23.32   $        19.22   $        13.34   $        14.63   $        12.08
                                                --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                            0.09             0.09             0.04             0.02             0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                             2.68             4.09             5.86            (1.25)            2.58
                                                --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                      2.77             4.18             5.90            (1.23)            2.64
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                  (0.10)           (0.08)           (0.02)           (0.06)           (0.09)
  Net Realized Gains                                     (0.39)              --               --               --               --
                                                --------------   --------------   --------------   --------------   --------------
    Total Distributions                                  (0.49)           (0.08)           (0.02)           (0.06)           (0.09)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $        25.60   $        23.32   $        19.22   $        13.34   $        14.63
==================================================================================================================================
Total Return                                             12.09%           21.84%           44.29%           (8.47)           22.01%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $    2,634,891   $    2,078,718   $    1,581,349   $      987,471   $      834,773
Ratio of Expenses to Average Net Assets                   0.55%            0.56%            0.56%            0.56%            0.57%
Ratio of Net Investment Income to Average
  Net Assets                                              0.39%            0.45%            0.27%            0.13%            0.53%
Portfolio Turnover Rate                                     21%              21%              13%              11%              12%

                                                                                  TAX-MANAGED U.S.
                                                                               SMALL CAP PORTFOLIO
                                                ----------------------------------------------------------------------------------
                                                     YEAR             YEAR             YEAR              YEAR            YEAR
                                                    ENDED            ENDED            ENDED             ENDED           ENDED
                                                   NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,        NOV. 30,
                                                     2005             2004             2003              2002            2001
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $        20.53   $        17.84   $        12.55   $        14.54   $        12.95
                                                --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                            0.04             0.01             0.01             0.01             0.05
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                             2.42             2.69             5.29            (1.96)            1.59
                                                --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                      2.46             2.70             5.30            (1.95)            1.64
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                  (0.04)           (0.01)           (0.01)           (0.04)           (0.05)
  Net Realized Gains                                        --               --               --               --               --
                                                --------------   --------------   --------------   --------------   --------------
    Total Distributions                                  (0.04)           (0.01)           (0.01)           (0.04)           (0.05)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $        22.95   $        20.53   $        17.84   $        12.55   $        14.54
==================================================================================================================================
Total Return                                             11.98%           15.17%           42.27%          (13.45)%          12.69%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $    1,242,288   $      958,233   $      703,362   $      436,262   $      382,381
Ratio of Expenses to Average Net Assets                   0.55%            0.56%            0.57%            0.57%            0.58%
Ratio of Net Investment Income to Average
  Net Assets                                              0.21%            0.08%            0.10%            0.07%            0.40%
Portfolio Turnover Rate                                     15%               7%              19%              10%              12%

                 See accompanying Notes to Financial Statements.

                                                                                TAX-MANAGED DFA
                                                                         INTERNATIONAL VALUE PORTFOLIO
                                               ----------------------------------------------------------------------------------
                                                    YEAR             YEAR             YEAR             YEAR             YEAR
                                                   ENDED            ENDED            ENDED            ENDED            ENDED
                                                  NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                    2005             2004             2003             2002             2001
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $        13.63   $        10.84   $         8.24   $         9.20   $        10.20
                                               --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.33(5)          0.22             0.17             0.14             0.11
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                            1.90             2.93             2.59            (0.98)           (1.00)
                                               --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                     2.23             3.15             2.76            (0.84)           (0.89)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.35)           (0.36)           (0.16)           (0.12)           (0.11)
                                               --------------   --------------   --------------   --------------   --------------
    Total Distributions                                 (0.35)           (0.36)           (0.16)           (0.12)           (0.11)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $        15.51   $        13.63   $        10.84   $         8.24   $         9.20
=================================================================================================================================
Total Return                                            16.63%           29.69%           34.20%           (9.29)%          (8.83)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)          $    1,571,217   $    1,082,275   $      675,142   $      405,917   $      288,440
Ratio of Expenses to Average Net Assets                  0.60%            0.65%            0.66%            0.68%            0.76%
Ratio of Net Investment Income to Average
  Net Assets                                             2.23%            1.91%            2.08%            1.84%            1.91%
Portfolio Turnover Rate                                    11%               7%              25%               8%               4%

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-one portfolios, five of which (the "Portfolios") are included in this section of the report.

     The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") invest all of their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively. At November 30, 2005, the Feeder Funds owned 71% and 100% of their respective Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

     Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S Small Cap Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by these Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, these Portfolios value the securities at the mean between the quoted bid and asked prices. Securities held by Tax-Managed DFA International Value Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The Tax-Managed DFA International Value Portfolio (the "International Portfolio") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the International Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Portfolio prices its shares at the close of the NYSE, the International Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Portfolio. When the International Portfolio uses fair value pricing, the values assigned to the International Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     For the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, their investments reflect each of their proportionate interest in the net assets of their respective Series.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Feeder Funds each receive their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from their respective Series, which are treated as partnerships for federal income tax purposes.

     The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or "the Advisor") provides investment advisory services to each of the Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2005, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Tax-Managed U.S. Small Cap Value Portfolio                 0.50 of 1%
           Tax-Managed U.S. Small Cap Portfolio                       0.50 of 1%
           Tax-Managed DFA International Value Portfolio              0.50 of 1%

     For the year ended November 30, 2005, the Feeder Funds accrued and paid monthly to the Advisor administrative services fees based on an effective annual rate of 0.15 of 1% of average daily net assets.

     Pursuant to a Fee Expense Waiver and Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Master Fund) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.25% of the average net assets of the Portfolio on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.25% of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.25% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, Tax-Managed U.S. Equity Portfolio had approximately $346 of previously waived fees (in thousands) subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2008.

FEES PAID TO OFFICERS AND DIRECTORS

     Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2005, the total related amounts paid by the Fund under this arrangement were $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  DEFERRED COMPENSATION:

     At November 30, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows (amounts in thousands):

           Tax-Managed U.S. Marketwide Value Portfolio                $    25
           Tax-Managed U.S. Equity Portfolio                               14
           Tax-Managed U.S. Small Cap Value Portfolio                      41
           Tax-Managed U.S. Small Cap Portfolio                            19
           Tax-Managed DFA International Value Portfolio                   23

E.  PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2005, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                  OTHER INVESTMENT
                                                                     SECURITIES
                                                          ---------------------------------
                                                             PURCHASES            SALES
                                                          --------------      -------------
Tax-Managed U.S. Small Cap Value Portfolio                $      750,052      $     477,330
Tax-Managed U.S. Small Cap Portfolio                             311,527            161,967
Tax-Managed DFA International Value Portfolio                    459,153            146,929

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2005.

F.  FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies" and the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                            INCREASE           INCREASE
                                                                           (DECREASE)         (DECREASE)
                                                        INCREASE         UNDISTRIBUTED        ACCUMULATED
                                                       (DECREASE)        NET INVESTMENT       NET REALIZED
                                                    PAID-IN CAPITAL          INCOME          GAINS/(LOSSES)
                                                   -----------------   -----------------   -----------------
Tax-Managed U.S. Equity Portfolio                  $             (40)  $              40                  --
Tax-Managed U.S. Small Cap Value Portfolio                     8,559                (319)  $          (8,240)
Tax-Managed DFA International Value Portfolio                    502               1,933              (2,435)

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM          LONG-TERM
                                                     CAPITAL GAINS        CAPITAL GAIN           TOTAL
                                                   -----------------   -----------------   -----------------
Tax-Managed U.S. Marketwide Value Portfolio
2005                                               $          15,313                  --   $          15,313
2004                                                           7,026                  --               7,026
Tax-Managed U.S. Equity Portfolio
2005                                                          10,534                  --              10,534
2004                                                           5,216                  --               5,216

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM          LONG-TERM
                                                     CAPITAL GAINS        CAPITAL GAIN           TOTAL
                                                   -----------------   -----------------   -----------------
Tax-Managed U.S. Small Cap Value Portfolio
2005                                               $           9,603   $          34,407   $          44,010
2004                                                           7,014                  --               7,014
Tax-Managed U.S. Small Cap Portfolio
2005                                                           1,758                  --               1,758
2004                                                             552                  --                 552
Tax-Managed DFA International Value Portfolio
2005                                                          31,454                  --              31,454
2004                                                          24,542                  --              24,542

     The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM          LONG-TERM
                                                     CAPITAL GAINS       CAPITAL GAINS           TOTAL
                                                   -----------------   -----------------   -----------------
Tax-Managed U.S. Small Cap Value Portfolio         $             324   $           8,245   $           8,569
Tax-Managed DFA International Value Portfolio                    414                 216                 630

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                     UNDISTRIBUTED                                                  TOTAL NET
                                                    NET INVESTMENT                                               DISTRIBUTABLE
                                                      INCOME AND         UNDISTRIBUTED          CAPITAL             EARNINGS/
                                                      SHORT-TERM           LONG-TERM             LOSS             (ACCUMULATED)
                                                     CAPITAL GAINS       CAPITAL GAINS       CARRYFORWARD             LOSS)
                                                   -----------------   -----------------   -----------------   -----------------
Tax-Managed U.S. Marketwide Value Portfolio        $           7,710                  --   $        (156,398)  $        (148,688)
Tax-Managed U.S. Equity Portfolio                              3,578                  --             (48,856)            (45,278)
Tax-Managed U.S. Small Cap Value Portfolio                     2,740   $         219,572                  --             222,312
Tax-Managed U.S. Small Cap Portfolio                             939                  --             (65,205)            (64,266)
Tax-Managed DFA International Value Portfolio                 11,083              21,661                  --              32,744

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                EXPIRES ON NOVEMBER 30,
                                                   -------------------------------------------------
                                                      2009         2010         2011         2013         TOTAL
                                                   ----------   ----------   ----------   ----------   ----------
Tax-Managed U.S. Marketwide Value Portfolio        $    7,370   $  133,556   $   15,472           --   $  156,398
Tax-Managed U.S. Equity Portfolio                          --       22,901       12,492   $   13,463       48,856
Tax-Managed U.S. Small Cap Portfolio                       --       29,999       35,206           --       65,205

     During the year ended November 30, 2005, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

           Tax-Managed U.S. Marketwide Value Portfolio                $   24,484
           Tax-Managed U.S. Small Cap Portfolio                           22,171
           Tax-Managed DFA International Value Portfolio                  20,846

     Some of the investments held by the Tax-Managed DFA International Value Portfolio are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the Tax-Managed DFA International Value Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $9,182 and $2,629, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                                  NET
                                                                                                               UNREALIZED
                                                        FEDERAL          UNREALIZED         UNREALIZED        APPRECIATION/
                                                       TAX COST         APPRECIATION      (DEPRECIATION)     (DEPRECIATION)
                                                   ----------------   ----------------   ----------------   ----------------
Tax-Managed U.S. Marketwide Value Portfolio        $      1,237,952   $        564,255   $        (47,599)  $        516,656
Tax-Managed U.S. Equity Portfolio                           822,646            193,052            (16,352)           176,700
Tax-Managed U.S. Small Cap Value Portfolio                1,996,866            904,190           (102,652)           801,538
Tax-Managed U.S. Small Cap Portfolio                        883,500            501,845            (31,021)           470,824
Tax-Managed DFA International Value Portfolio             1,166,574            442,907            (26,146)           416,761

G.  FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006.

For the year ended November 30, 2005, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED         WEIGHTED         NUMBER OF        INTEREST       MAXIMUM AMOUNT
                                             AVERAGE          AVERAGE           DAYS            EXPENSE      BORROWED DURING
                                          INTEREST RATE    LOAN BALANCE      OUTSTANDING       INCURRED        THE PERIOD
                                         --------------   --------------   --------------   --------------   ---------------
Tax-Managed U.S. Small Cap Value
  Portfolio                                        3.00%  $          112               4                --   $           112
Tax-Managed U.S. Small Cap Portfolio               2.75%             959               4                --             1,299
Tax-Managed DFA International Value
  Portfolio                                        4.78%             383               1                --               383

     There were no outstanding borrowings under the line of credit at November 30, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolios under the line of credit with the international custodian bank during the year ended November 30, 2005.

I.  COMPONENTS OF NET ASSETS:

     At November 30, 2005, net assets consisted of (amounts in thousands):

                                                                             UNREALIZED
                                 ACCUMULATED   ACCUMULATED    ACCUMULATED    APPRECIATION    UNREALIZED
                                     NET       NET REALIZED   NET REALIZED  (DEPRECIATION)   NET FOREIGN
                                 INVESTMENT    GAIN (LOSS)      FOREIGN      OF INVESTMENT    EXCHANGE
                     PAID-IN       INCOME     OF INVESTMENTS    EXCHANGE    SECURITIES AND      GAIN       TOTAL NET    AUTHORIZED
                     CAPITAL       (LOSS)       SECURITIES     GAIN (LOSS) FOREIGN CURRENCY    (LOSS)        ASSETS       SHARES
                   -----------   -----------  --------------  ------------ ----------------  -----------  -----------  ------------
Tax-Managed        $ 1,386,377   $     7,685   $    (157,187)           --  $       517,445           --  $ 1,754,320   150,000,000
 U.S. Marketwide
 Value Portfolio
Tax-Managed
 U.S. Equity
 Portfolio             867,806         3,564         (49,278)           --          177,123           --      999,215   100,000,000
Tax-Managed
 U.S. Small Cap
 Value Portfolio     1,611,081         2,700         218,702            --          802,408           --    2,634,891   150,000,000
Tax-Managed
 U.S. Small Cap
 Portfolio             835,749           920         (66,420)           --          472,039           --    1,242,288   100,000,000
Tax-Managed DFA
 International
 Value Portfolio     1,121,764         1,878          20,262  $       (132)         427,480  $       (35)   1,571,217   150,000,000

J.  SECURITIES LENDING:

     As of November 30, 2005, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of U.S. securities and foreign securities are required at all times to be secured by collateral at least equal to 102% and 105%, respectively, of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L.  OTHER:

     At November 30, 2005, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                           NUMBER OF       APPROXIMATE PERCENTAGE
                                                          SHAREHOLDERS      OF OUTSTANDING SHARES
                                                          ------------     ----------------------
Tax-Managed U.S. Marketwide Value Portfolio                    1                    66%
Tax-Managed U.S. Equity Portfolio                              1                    74%
Tax-Managed U.S. Small Cap Value Portfolio                     1                    69%
Tax-Managed U.S. Small Cap Portfolio                           1                    77%
Tax-Managed DFA International Value Portfolio                  1                    71%

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments for Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio, and the summary schedule of portfolio holdings for Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodians and brokers and transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 23, 2006

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000 VALUE INDEX
DECEMBER 14, 1998-NOVEMBER 30, 2005

            THE TAX-MANAGED U.S. MARKETWIDE VALUE
DATE                                       SERIES       RUSSELL 3000 VALUE INDEX
12/14/1998                                  10000                          10000
12/31/1998                                  10310                          10636
 1/31/1999                                  10380                          10695
 2/28/1999                                  10010                          10500
 3/31/1999                                  10370                          10695
 4/30/1999                                  11610                          11693
 5/31/1999                                  11790                          11598
 6/30/1999                                  12080                          11941
 7/31/1999                                  11620                          11596
 8/31/1999                                  11220                          11167
 9/30/1999                                  10640                          10789
10/31/1999                                  10810                          11349
11/30/1999                                  10750                          11269
12/31/1999                                  10920                          11342
 1/31/2000                                  10290                          10977
 2/29/2000                                   9570                          10261
 3/31/2000                                  10700                          11422
 4/30/2000                                  10980                          11302
 5/31/2000                                  10860                          11402
 6/30/2000                                  10190                          10937
 7/31/2000                                  10700                          11090
 8/31/2000                                  11350                          11698
 9/30/2000                                  11230                          11794
10/31/2000                                  11560                          12062
11/30/2000                                  11080                          11627
12/31/2000                                  12140                          12251
 1/31/2001                                  13020                          12317
 2/28/2001                                  12860                          11997
 3/31/2001                                  12470                          11589
 4/30/2001                                  13230                          12154
 5/31/2001                                  13540                          12430
 6/30/2001                                  13390                          12209
 7/31/2001                                  13210                          12166
 8/31/2001                                  12430                          11709
 9/30/2001                                  10900                          10852
10/31/2001                                  10960                          10783
11/30/2001                                  12000                          11421
12/31/2001                                  12370                          11720
 1/31/2002                                  11940                          11647
 2/28/2002                                  11770                          11669
 3/31/2002                                  12270                          12246
 4/30/2002                                  11800                          11891
 5/31/2002                                  11650                          11913
 6/30/2002                                  10510                          11263
 7/31/2002                                   9210                          10169
 8/31/2002                                   9360                          10237
 9/30/2002                                   8500                           9127
10/31/2002                                   8950                           9764
11/30/2002                                   9570                          10390
12/31/2002                                   9020                           9939
 1/31/2003                                   8830                           9695
 2/28/2003                                   8590                           9432
 3/31/2003                                   8590                           9454
 4/30/2003                                   9400                          10291
 5/31/2003                                  10190                          10982
 6/30/2003                                  10280                          11123
 7/31/2003                                  10610                          11316
 8/31/2003                                  11030                          11511
 9/30/2003                                  10690                          11397
10/31/2003                                  11450                          12112
11/30/2003                                  11760                          12299
12/31/2003                                  12370                          13033
 1/31/2004                                  12640                          13279
 2/29/2004                                  12920                          13562
 3/31/2004                                  12900                          13467
 4/30/2004                                  12670                          13109
 5/31/2004                                  12770                          13244
 6/30/2004                                  13170                          13584
 7/31/2004                                  12710                          13356
 8/31/2004                                  12640                          13541
 9/30/2004                                  13100                          13778
10/31/2004                                  13280                          14006
11/30/2004                                  14170                          14759
12/31/2004                                  14630                          15240
 1/31/2005                                  14320                          14942
 2/28/2005                                  14870                          15420
 3/31/2005                                  14720                          15199
 4/30/2005                                  14180                          14885
 5/31/2005                                  14800                          15288
 6/30/2005                                  15170                          15498
 7/31/2005                                  15990                          15984
 8/31/2005                                  15970                          15888
 9/30/2005                                  16260                          16089
10/31/2005                                  15870                          15681
11/30/2005                                  16500                          16205

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           12/14/1998
--------------------------------------------------------------------
                         16.44%           8.29%             7.46%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

THE TAX-MANAGED U.S. EQUITY SERIES VS.
DOW JONES WILSHIRE 5000 INDEX
SEPTEMBER 25, 2001-NOVEMBER 30, 2005

                                                                       DOW JONES
DATE             THE TAX-MANAGED U.S. EQUITY SERIES          WILSHIRE 5000 INDEX
 9/25/2001                                    10000                        10000
 9/30/2001                                    10240                        10278
10/31/2001                                    10780                        10539
11/30/2001                                    11780                        11346
12/31/2001                                    11970                        11550
 1/31/2002                                    11710                        11407
 2/28/2002                                    11300                        11172
 3/31/2002                                    11880                        11661
 4/30/2002                                    11210                        11092
 5/31/2002                                    10970                        10961
 6/30/2002                                    10030                        10190
 7/31/2002                                     9100                         9368
 8/31/2002                                     9190                         9423
 9/30/2002                                     8320                         8478
10/31/2002                                     8960                         9127
11/30/2002                                     9410                         9677
12/31/2002                                     8870                         9141
 1/31/2003                                     8640                         8911
 2/28/2003                                     8500                         8760
 3/31/2003                                     8590                         8859
 4/30/2003                                     9280                         9585
 5/31/2003                                     9830                        10171
 6/30/2003                                     9950                        10322
 7/31/2003                                    10260                        10570
 8/31/2003                                    10550                        10824
 9/30/2003                                    10330                        10704
10/31/2003                                    11010                        11358
11/30/2003                                    11150                        11517
12/31/2003                                    11600                        12034
 1/31/2004                                    11830                        12302
 2/29/2004                                    12010                        12482
 3/31/2004                                    11860                        12349
 4/30/2004                                    11670                        12085
 5/31/2004                                    11850                        12252
 6/30/2004                                    12060                        12507
 7/31/2004                                    11580                        12029
 8/31/2004                                    11590                        12069
 9/30/2004                                    11790                        12284
10/31/2004                                    11960                        12494
11/30/2004                                    12510                        13079
12/31/2004                                    12940                        13553
 1/31/2005                                    12640                        13193
 2/28/2005                                    12910                        13468
 3/31/2005                                    12700                        13230
 4/30/2005                                    12390                        12931
 5/31/2005                                    12870                        13436
 6/30/2005                                    12960                        13557
 7/31/2005                                    13500                        14124
 8/31/2005                                    13400                        13986
 9/30/2005                                    13520                        14084
10/31/2005                                    13260                        13839
11/30/2005                                    13780                        14397

AVERAGE ANNUAL            ONE               FROM
TOTAL RETURN              YEAR            9/25/2001
---------------------------------------------------
                         10.15%             7.97%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire indices provided by Dow Jones Indexes.

                        THE DFA INVESTMENT TRUST COMPANY
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2005

     The principal factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book value.

     The performance of the U.S. equity market for the year under review was attributable primarily to differences in company size rather than differences in value/growth characteristics. Mid-capitalization stocks outperformed both large company stocks and small company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 3000 Value Index(R)                                            9.80%
Russell 3000 Growth Index(R)                                           9.59%
Russell Mid Cap Index(R) (mid-size companies)                         16.25%
Russell 1000 Index(R) (large companies)                                9.98%
Russell 2000 Index(R) (small companies)                                8.15%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance within sectors was small.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 2000 Growth Index(R) (small growth companies)                   8.05%
Russell 2000 Value Index(R) (small value companies)                     8.03%
Russell Mid Cap Growth Index(R) (mid-cap growth companies)             16.20%
Russell Mid Cap Value Index(R) (mid-cap value companies)               15.88%
Russell 1000 Value Index(R) (large value companies)                     9.95%
Russell 1000 Growth Index(R) (large growth companies)                   9.74%

----------
Source: Frank Russell Co. is the source & owner of Russell data.

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2005 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming growth and large company benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

     The Tax-Managed U.S. Marketwide Value Series seeks to capture the returns of U.S. value stocks. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 1,603 stocks and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2005, value stocks slightly outperformed growth issues. Total returns were 8.43% for the S&P 500 Index, 9.80% for the Russell 3000 Value Index(R) and 9.59% for the Russell 3000 Growth Index(R). Total return for The Tax-Managed U.S. Marketwide Value Series was 16.44%, Relative to the Russell 3000 Value Index(R), outperformance of the Series was primarily due to higher exposure to stocks with more pronounced value characteristics (measured by book-to-market ratio) and greater exposure to mid cap stocks. Stocks held by the Series falling in the top quartile and second quartile when ranked by book-to-market ratio returned 15.40% and 21.86%, respectively, compared to 11.97% and 9.18%, respectively, for similar stocks in the Index. The average weight allocated to these stocks was 93% of the Series compared to 67% of the Index.

THE TAX-MANAGED U.S. EQUITY SERIES

     The Tax-Managed U.S. Equity Series seeks to capture the returns associated with the broad universe of U.S. stocks. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 2,823 stocks and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2005, total returns were 8.43% for the S&P 500 Index(R), 9.82% for the Russell 3000 Index(R), and 10.15% for The Tax-Managed U.S. Equity Series, Relative to the Russell 3000 Index(R), outperformance of the Series was primarily due to portfolio composition among mid cap stocks. Stocks held by the Series falling in the 30-75th and 10-30th percentiles when ranked by market cap returned 11.29% and 16.69%, respectively, compared to 10.58% and 15.40%, respectively, for stocks in the same percentile ranges in the Russell 3000 Index(R).

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLES

                                                   BEGINNING       ENDING                       EXPENSES
                                                    ACCOUNT       ACCOUNT       ANNUALIZED        PAID
                                                     VALUE         VALUE         EXPENSE         DURING
                                                   06/01/05       11/30/05        RATIO          PERIOD*
                                                 ------------   ------------   ------------   ------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
Actual Fund Return                               $   1,000.00   $   1,114.90           0.24%  $       1.27
Hypothetical 5% Return                           $   1,000.00   $   1,023.87           0.24%  $       1.22

THE TAX-MANAGED U.S. EQUITY SERIES
Actual Fund Return                               $   1,000.00   $   1,069.90           0.09%  $       0.47
Hypothetical 5% Return                           $   1,000.00   $   1,024.62           0.09%  $       0.46

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period.

                        THE DFA INVESTMENT TRUST COMPANY

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

Financials                                                          32.2%
Consumer Discretionary                                              15.4
Energy                                                              12.6
Industrials                                                         10.8
Information Technology                                               8.5
Materials                                                            6.5
Telecommunication Services                                           5.5
Health Care                                                          4.1
Consumer Staples                                                     4.1
Utilities                                                            0.3
                                                                   -----
                                                                   100.0%
                                                                   =====

THE TAX-MANAGED U.S. EQUITY SERIES

Financials                                                          19.0%
Information Technology                                              16.6
Health Care                                                         13.7
Consumer Discretionary                                              13.3
Industrials                                                         11.2
Energy                                                               8.8
Consumer Staples                                                     8.6
Utilities                                                            3.2
Materials                                                            3.0
Telecommunication Services                                           2.6
                                                                   -----
                                                                   100.0%
                                                                   =====

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                            PERCENTAGE
                                                              SHARES            VALUE+   OF NET ASSETS**
                                                     ---------------   ---------------   ---------------
COMMON STOCKS -- (93.8%)
Financials -- (30.3%)
  Allstate Corp.                                             722,800   $    40,549,080               1.6%
  Bear Stearns Companies, Inc.                               129,822        14,408,944               0.6%
  Chubb Corp.                                                224,000        21,692,160               0.9%
  Countrywide Financial Corp.                                688,798        23,977,058               1.0%
  Hartford Financial Services Group, Inc.                    341,000        29,793,170               1.2%
  JPMorgan Chase & Co.                                     1,938,648        74,153,286               3.0%
  Loews Corp.                                                235,600        22,754,248               0.9%
  Manulife Financial Corp.                                   207,553        11,940,524               0.5%
  Merrill Lynch & Co., Inc.                                  358,300        23,798,286               1.0%
  MetLife, Inc.                                              920,300        47,340,232               1.9%
  Principal Financial Group, Inc.                            357,200        18,099,324               0.7%
  Prudential Financial, Inc.                                 627,100        48,537,540               2.0%
  SunTrust Banks, Inc.                                       165,000        12,002,100               0.5%
  The St. Paul Travelers Companies, Inc.                     771,500        35,897,895               1.5%
  Washington Mutual, Inc.                                    952,778        39,244,926               1.6%
##Other Securities                                                         330,683,183              13.2%
                                                                       ---------------   ---------------
Total Financials                                                           794,871,956              32.1%
                                                                       ---------------   ---------------
Consumer Discretionary -- (14.4%)
*#Comcast Corp. Class A                                      653,350        17,248,440               0.7%
  Disney (Walt) Co.                                          569,300        14,192,649               0.6%
  Federated Department Stores, Inc.                          244,902        15,779,036               0.7%
  Ford Motor Co.                                           1,576,540        12,817,270               0.5%
 #General Motors Corp.                                       583,900        12,787,410               0.5%
  Penney (J.C.) Co., Inc.                                    235,200        12,340,944               0.5%
  Time Warner, Inc.                                        2,261,700        40,665,366               1.7%
  Viacom, Inc. Class B                                     1,100,846        36,768,256               1.5%
##Other Securities                                                         216,448,134               8.6%
                                                                       ---------------   ---------------
Total Consumer Discretionary                                               379,047,505              15.3%
                                                                       ---------------   ---------------
Energy -- (11.8%)
  Anadarko Petroleum Corp.                                   298,334        27,032,044               1.1%
  Apache Corp.                                               247,246        16,140,219               0.7%
  Burlington Resources, Inc.                                 321,400        23,221,150               0.9%
  ConocoPhillips                                           1,407,288        85,154,997               3.4%
  Kerr-McGee Corp.                                           135,989        11,756,249               0.5%
  Marathon Oil Corp.                                         306,495        18,172,089               0.7%
  Valero Energy Corp.                                        216,400        20,817,680               0.9%
##Other Securities                                                         107,982,537               4.3%
                                                                       ---------------   ---------------
Total Energy                                                               310,276,965              12.5%
                                                                       ---------------   ---------------
Industrials -- (10.1%)
  Burlington Northern Santa Fe Corp.                         311,900        20,641,542               0.9%
  Cendant Corp.                                            1,150,391        20,442,448               0.8%
  CSX Corp.                                                  260,300        12,660,992               0.5%
  Norfolk Southern Corp.                                     491,600        21,748,384               0.9%
  Northrop Grumman Corp.                                     282,310        16,196,125               0.7%
  Raytheon Co.                                               534,600        20,539,332               0.8%
  Southwest Airlines Co.                                     906,500        14,957,250               0.6%
  Union Pacific Corp.                                        313,100        23,964,674               1.0%
##Other Securities                                                         113,466,208               4.5%
                                                                       ---------------   ---------------
Total Industrials                                                          264,616,955              10.7%
                                                                       ---------------   ---------------

                                                                                            PERCENTAGE
                                                              SHARES            VALUE+   OF NET ASSETS**
                                                     ---------------   ---------------   ---------------
Information Technology -- (8.0%)
 *Apple Computer, Inc.                                       266,000   $    18,040,120               0.8%
  Electronic Data Systems Corp.                              561,600        12,944,880               0.5%
  Hewlett-Packard Co.                                      2,266,500        67,247,055               2.7%
##Other Securities                                                         110,939,440               4.5%
                                                                       ---------------   ---------------
Total Information Technology                                               209,171,495               8.5%
                                                                       ---------------   ---------------
Materials -- (6.0%)
Georgia-Pacific Corp.                                        322,000        15,227,380               0.6%
Weyerhaeuser Co.                                             260,800        17,293,648               0.7%
##Other Securities                                                         126,540,089               5.1%
                                                                       ---------------   ---------------
Total Materials                                                            159,061,117               6.4%
                                                                       ---------------   ---------------
Telecommunication Services -- (5.1%)
 *AT&T, Inc.                                               3,455,783        86,083,555               3.5%
  Sprint Nextel Corp.                                        844,686        21,150,937               0.8%
  Verizon Communications, Inc.                               412,400        13,188,552               0.5%
##Other Securities                                                          14,035,177               0.6%
                                                                       ---------------   ---------------
Total Telecommunication Services                                           134,458,221               5.4%
                                                                       ---------------   ---------------
Health Care -- (3.9%)
  Aetna, Inc.                                                183,800        16,999,662               0.7%
##Other Securities                                                          84,751,696               3.4%
                                                                       ---------------   ---------------
Total Health Care                                                          101,751,358               4.1%
                                                                       ---------------   ---------------
Consumer Staples -- (3.9%)
  Archer-Daniels-Midland Co.                                 711,865        16,778,658               0.7%
 #Kraft Foods, Inc.                                          530,740        15,359,616               0.6%
  Reynolds American, Inc.                                    134,600        11,982,092               0.5%
##Other Securities                                                          57,546,560               2.3%
                                                                       ---------------   ---------------
Total Consumer Staples                                                     101,666,926               4.1%
                                                                       ---------------   ---------------
Utilities -- (0.3%)
Total Utilities                                                              8,321,135               0.4%
                                                                       ---------------   ---------------
TOTAL COMMON STOCKS                                                      2,463,243,633              99.5%
                                                                       ---------------   ---------------

                                                          FACE
                                                         AMOUNT
                                                     ---------------
                                                          (000)
TEMPORARY CASH INVESTMENTS -- (6.2%)
^ Repurchase Agreement, Merrill Lynch Triparty
  Repo 3.95%, 12/01/05 (Collateralized by
  $146,295,000 U.S. Treasury Note 4.50%, 11/15/10,
  valued at $147,196,860) to be repurchased at
  $144,324,571                                       $       144,309       144,308,737               5.8%

  Repurchase Agreement, PNC Capital Markets, Inc.
  3.88%, 12/01/05 (Collateralized by $19,941,000
  FHLMC Notes 4.00%, 09/22/09, valued at
  $19,542,180) to be repurchased at $19,255,075               19,253        19,253,000               0.8%
                                                                       ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                           163,561,737               6.6%
                                                                       ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,887,586,061)                                                  $ 2,626,805,370             106.1%
                                                                       ===============   ===============

                 See accompanying Notes to Financial Statements.

                       THE TAX-MANAGED U.S. EQUITY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                            PERCENTAGE
                                                              SHARES            VALUE+   OF NET ASSETS**
                                                     ---------------   ---------------   ---------------
COMMON STOCKS -- (91.9%)
Financials -- (17.4%)
  American Express Co.                                       105,700   $     5,435,094               0.6%
  American International Group, Inc.                         184,600        12,394,044               1.3%
  Bank of America Corp.                                      239,652        10,997,630               1.1%
  Citigroup, Inc.                                            319,444        15,509,006               1.6%
  JPMorgan Chase & Co.                                       211,452         8,088,039               0.8%
  Merrill Lynch & Co., Inc.                                   79,700         5,293,674               0.5%
  Morgan Stanley                                              84,100         4,712,123               0.5%
  The Goldman Sachs Group, Inc.                               38,600         4,977,856               0.5%
 #Wachovia Corp.                                             109,592         5,852,213               0.6%
  Wells Fargo & Co.                                          113,800         7,152,330               0.7%
##Other Securities                                                         108,168,014              10.7%
                                                                       ---------------   ---------------
Total Financials                                                           188,580,023              18.9%
                                                                       ---------------   ---------------
Information Technology -- (15.3%)
 *Apple Computer, Inc.                                        56,700         3,845,394               0.4%
 *Cisco Sytems, Inc.                                         443,750         7,783,375               0.8%
  Hewlett-Packard Co.                                        244,900         7,266,183               0.7%
  Intel Corp.                                                496,300        13,241,284               1.3%
  International Business Machines Corp.                       84,400         7,503,160               0.8%
  Microsoft Corp.                                            822,500        22,791,475               2.3%
  Motorola, Inc.                                             207,900         5,008,311               0.5%
 *Oracle Corp.                                               355,050         4,462,979               0.5%
  Qualcomm, Inc.                                             136,900         6,224,843               0.6%
  Texas Instruments, Inc.                                    134,500         4,368,560               0.5%
 *Yahoo!, Inc.                                                94,000         3,781,620               0.4%
##Other Securities                                                          78,622,250               7.7%
                                                                       ---------------   ---------------
Total Information Technology                                               164,899,434              16.5%
                                                                       ---------------   ---------------
Health Care -- (12.5%)
 *Amgen, Inc.                                                 96,860         7,838,880               0.8%
*#Genentech, Inc.                                             79,500         7,601,790               0.8%
  Johnson & Johnson                                          212,100        13,097,175               1.3%
  Medtronic, Inc.                                            110,100         6,118,257               0.6%
  Pfizer, Inc.                                               466,780         9,895,736               1.0%
  UnitedHealth Group, Inc.                                   112,064         6,708,151               0.7%
 *WellPoint, Inc.                                             53,790         4,132,686               0.4%
  Wyeth                                                      107,200         4,455,232               0.5%
##Other Securities                                                          75,800,083               7.5%
                                                                       ---------------   ---------------
Total Health Care                                                          135,647,990              13.6%
                                                                       ---------------   ---------------
Consumer Discretionary -- (12.3%)
 *eBay, Inc.                                                  92,300         4,135,963               0.4%
  Home Depot, Inc.                                           179,000         7,478,620               0.8%
 #Lowe's Companies, Inc.                                      67,300         4,541,404               0.5%
 #Target Corp.                                                71,600         3,831,316               0.4%
  Time Warner, Inc.                                          397,700         7,150,646               0.7%
  Viacom, Inc. Class B                                       117,000         3,907,800               0.4%
##Other Securities                                                         101,426,679              10.1%
                                                                       ---------------   ---------------
Total Consumer Discretionary                                               132,472,428              13.3%
                                                                       ---------------   ---------------
Industrials -- (10.3%)
  3M Co.                                                      52,600         4,128,048               0.4%
  Boeing Co.                                                  60,400         4,118,676               0.4%
  General Electric Co.                                       772,808        27,604,702               2.8%

                                                                                              PERCENTAGE
                                                              SHARES            VALUE+   OF NET ASSETS**
                                                     ---------------   ---------------   ---------------
  United Technologies Corp.                                   77,000   $     4,145,680               0.4%
##Other Securities                                                          71,337,328               7.1%
                                                                       ---------------   ---------------
Total Industrials                                                          111,334,434              11.1%
                                                                       ---------------   ---------------
Energy -- (8.1%)
  Chevron Corp.                                              141,914         8,133,091               0.8%
  ConocoPhillips                                             106,212         6,426,888               0.7%
  Exxon Mobil Corp.                                          469,100        27,221,873               2.7%
##Other Securities                                                          45,410,036               4.5%
                                                                       ---------------   ---------------
Total Energy                                                                87,191,888               8.7%
                                                                       ---------------   ---------------
Consumer Staples -- (7.9%)
  Altria Group, Inc.                                         122,300         8,902,217               0.9%
  Coca-Cola Co.                                              179,500         7,662,855               0.8%
  PepsiCo, Inc.                                              129,300         7,654,560               0.8%
  Procter & Gamble Co.                                       258,580        14,788,190               1.5%
  Walgreen Co.                                                87,800         4,010,704               0.4%
  Wal-Mart Stores, Inc.                                      182,848         8,879,099               0.9%
##Other Securities                                                          33,063,175               3.2%
                                                                       ---------------   ---------------
Total Consumer Staples                                                      84,960,800               8.5%
                                                                       ---------------   ---------------
Utilities -- (3.0%)
##Total Utilities                                                           32,225,651               3.2%
                                                                       ---------------   ---------------
Materials -- (2.8%)
##Total Materials                                                           29,888,937               3.0%
                                                                       ---------------   ---------------
Telecommunication Services -- (2.3%)
 *AT&T, Inc.                                                 232,350         5,787,839               0.6%
  Sprint Nextel Corp.                                        249,863         6,256,570               0.6%
##Other Securities                                                          13,254,960               1.3%
                                                                       ---------------   ---------------
Total Telecommunication Services                                            25,299,369               2.5%
                                                                       ---------------   ---------------
TOTAL COMMON STOCKS                                                        992,500,954              99.3%
                                                                       ---------------   ---------------

                                                           FACE
                                                          AMOUNT
                                                     ---------------
                                                          (000)
TEMPORARY CASH INVESTMENTS -- (8.1%)
^ Repurchase Agreement, Merrill Lynch
  Triparty Repo 3.95%, 12/01/05
  (Collateralized by $74,865,000
  U.S. Treasury Note 4.50%, 11/15/10,
  valued at $75,326,518) to be
  repurchased at $73,854,982                         $        73,847        73,846,879               7.4%

  Repurchase Agreement, PNC Capital
  Markets, Inc. 3.88%, 12/01/05
  (Collateralized by $13,924,000 FHLMC
  Notes 4.00%, 09/22/09, valued at $13,645,520)
  to be repurchased at $13,444,449                            13,443        13,443,000               1.3%
                                                                       ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                            87,289,879               8.7%
                                                                       ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $902,667,670)                                                    $ 1,079,790,833             108.0%
                                                                       ===============   ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

                                                              THE TAX-MANAGED     THE TAX-MANAGED
                                                              U.S. MARKETWIDE       U.S. EQUITY
                                                                VALUE SERIES          SERIES
                                                             -----------------   -----------------
ASSETS:
Investments at Value (including $138,790 and $71,265 of
  securities on loan, respectively)                          $       2,626,805   $       1,079,791
Cash                                                                         1                   1
Receivables:
  Investment Securities Sold                                               700               1,736
  Dividends and Interest                                                 5,174               1,858
  Securities Lending Income                                                 37                  14
  Fund Shares Sold                                                         886                 852
Prepaid Expenses and Other Assets                                            1                   1
                                                             -----------------   -----------------
     Total Assets                                                    2,633,604           1,084,253
                                                             -----------------   -----------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                     144,309              73,847
  Investment Securities Purchased                                       12,369              10,965
  Due to Advisor                                                           406                  41
Accrued Expenses and Other Liabilities                                     133                  52
                                                             -----------------   -----------------
     Total Liabilities                                                 157,217              84,905
                                                             -----------------   -----------------
NET ASSETS                                                   $       2,476,387   $         999,348
                                                             =================   =================
Investments at Cost                                          $       1,887,586   $         902,668
                                                             =================   =================

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

                                                              THE TAX-MANAGED     THE TAX-MANAGED
                                                              U.S. MARKETWIDE       U.S. EQUITY
                                                                VALUE SERIES          SERIES
                                                             -----------------   -----------------
INVESTMENT INCOME
  Dividends                                                  $          34,800   $          12,472
  Interest                                                                 915                 214
  Income from Securities Lending                                           377                 108
                                                             -----------------   -----------------
     Total Investment Income                                            36,092              12,794
                                                             -----------------   -----------------
EXPENSES
  Investment Advisory Services Fees                                      4,112                 400
  Accounting & Transfer Agent Fees                                         535                 208
  Custodian Fees                                                           196                  76
  Legal Fees                                                                 1                   1
  Audit Fees                                                                20                   8
  Shareholders' Reports                                                     22                   8
  Trustees' Fees & Expenses                                                 18                   8
  Other                                                                     28                  11
                                                             -----------------   -----------------
     Total Expenses                                                      4,932                 720
                                                             -----------------   -----------------
  NET INVESTMENT INCOME (LOSS)                                          31,160              12,074
                                                             -----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                35,024             (13,460)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                              256,663              82,470
                                                             -----------------   -----------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                              291,687              69,010
                                                             -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $         322,847   $          81,084
                                                             =================   =================

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                           THE TAX-MANAGED                 THE TAX-MANAGED
                                                     U.S. MARKETWIDE VALUE SERIES         U.S. EQUITY SERIES
                                                     -----------------------------   -----------------------------
                                                          YEAR           YEAR            YEAR            YEAR
                                                          ENDED          ENDED           ENDED           ENDED
                                                        NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                                          2005           2004            2005            2004
                                                     -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                       $      31,160   $      15,669   $      12,074   $       7,333
  Net Realized Gain (Loss) on Investment
    Securities Sold                                         35,024           1,597         (13,460)            206
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities                                             256,663         241,813          82,470          47,213
                                                     -------------   -------------   -------------   -------------
      Net Increase (Decrease) in Net Assets
       Resulting from Operations                           322,847         259,079          81,084          54,752
                                                     -------------   -------------   -------------   -------------
Transactions in Interest:
  Contributions                                            486,435         386,040         305,442         226,792
  Withdrawals                                              (35,508)        (27,739)         (6,128)        (11,352)
                                                     -------------   -------------   -------------   -------------
      Net Increase (Decrease) from
       Transactions in Interest                            450,927         358,301         299,314         215,440
                                                     -------------   -------------   -------------   -------------
      Total Increase (Decrease) in Net Assets              773,774         617,380         380,398         270,192
NET ASSETS
  Beginning of Period                                    1,702,613       1,085,233         618,950         348,758
                                                     -------------   -------------   -------------   -------------
  End of Period                                      $   2,476,387   $   1,702,613   $     999,348   $     618,950
                                                     =============   =============   =============   =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                                                                              THE TAX-MANAGED
                                                                         U.S. MARKETWIDE VALUE SERIES
                                                ------------------------------------------------------------------------
                                                    YEAR            YEAR           YEAR           YEAR          YEAR
                                                    ENDED           ENDED          ENDED          ENDED         ENDED
                                                  NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                                    2005            2004           2003           2002          2001
------------------------------------------------------------------------------------------------------------------------
Total Return                                           16.44%         20.49%         22.88%        (20.25)%         8.30%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  2,476,387   $  1,702,613   $  1,085,233   $    674,358   $    690,795
Ratio of Expenses to Average Net Assets                 0.24%          0.25%          0.25%          0.25%          0.25%
Ratio of Net Investment Income to Average
  Net Assets                                            1.52%          1.14%          0.61%          0.61%          1.17%
Portfolio Turnover Rate                                   12%             5%             6%            15%            11%

                                                                            THE TAX-MANAGED
                                                                           U.S. EQUITY SERIES
                                                ------------------------------------------------------------------------
                                                    YEAR           YEAR           YEAR           YEAR       SEPT. 25,(4)
                                                    ENDED          ENDED          ENDED          ENDED            TO
                                                  NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                    2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------------------
Total Return                                           10.15%         12.20%         18.49%        (20.12)%        15.72%(2)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $    999,348   $    618,950   $    348,758   $    198,247   $     81,548
Ratio of Expenses to Average Net Assets                 0.09%          0.10%          0.10%          0.12%          0.20%(1)
Ratio of Net Investment Income to Average
  Net Assets                                            1.51%          1.52%          1.02%          0.63%          0.62%(1)
Portfolio Turnover Rate                                   10%             5%            13%            11%             4%(2)

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series") are presented in this section of the report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Trustees have requested distribution of proceeds.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2005, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

            The Tax-Managed U.S. Marketwide Value Series           0.20 of 1%
            The Tax-Managed U.S. Equity Series                     0.05 of 1%

FEES PAID TO OFFICERS AND TRUSTEES:

     Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2005, the total related amounts paid by the Trust under this arrangement were $93 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  DEFERRED COMPENSATION:

     At November 30, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows (amounts in thousands):

            The Tax-Managed U.S. Marketwide Value Series           $   36
            The Tax-Managed U.S. Equity Series                         14

E.  PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                    OTHER INVESTMENT
                                                                       SECURITIES
                                                          ---------------------------------
                                                             PURCHASES            SALES
                                                          --------------      -------------
The Tax-Managed U.S. Marketwide Value Series              $      717,433      $     250,496
The Tax-Managed U.S. Equity Series                               385,126             79,407

     There were no purchases or sales of U.S. Government securities during the year ended November 30, 2005.

F.  FEDERAL INCOME TAXES:

     The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                                NET
                                                                                                             UNREALIZED
                                                      FEDERAL          UNREALIZED         UNREALIZED        APPRECIATION/
                                                     TAX COST         APPRECIATION      (DEPRECIATION)     (DEPRECIATION)
                                                 ----------------   ----------------   ----------------   ----------------
The Tax-Managed U.S. Marketwide Value Series     $      1,888,674   $        785,106   $        (46,975)  $        738,131
The Tax-Managed U.S. Equity Series                        903,090            193,053            (16,352)           176,701

G.  FINANCIAL INSTRUMENTS

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

     REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

H.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Series under the line of credit with the domestic custodian bank during the year ended November 30, 2005.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Series under the line of credit with the international custodian bank during the year ended November 30, 2005.

I.  SECURITIES LENDING:

     As of November 30, 2005, the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of U.S. securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     The cash collateral received by the Series from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

J.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 23, 2006

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustees/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were five Audit Committee meetings held during the fiscal year ended November 30, 2005.

     Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were four Performance Committee meetings held during the fiscal year ended November 30, 2005.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

    NAME, AGE, POSITION                                   PORTFOLIOS WITHIN THE
       WITH THE FUND            TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS               LENGTH OF SERVICE             OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides      DFAITC - since 1993        79 portfolios in 4          Leo Melamed Professor of Finance, Graduate
Director of DFAIDG, DIG       DFAIDG - since 1983        investment companies        School of Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould                 DFAITC - since 1993        79 portfolios in 4          Steven G. Rothmeier Distinguished Service
Director of DFAIDG, DIG       DFAIDG - since 1986        investment companies        Professor of Economics, Graduate School of
and DEM.                      DIG - since 1993                                       Business, University of Chicago. Senior
Trustee of DFAITC.            DEM - since 1993                                       Vice-President, Lexecon Inc. (economics,
1101 E. 58th Street                                                                  law, strategy and finance consulting).
Chicago, IL 60637                                                                    Formerly, President, Cardean University
Date of Birth: 1/19/39                                                               (division of UNext.com). Member of the
                                                                                     Boards of Milwaukee Mutual Insurance
                                                                                     Company and UNext.com. Formerly, Trustee,
                                                                                     First Prairie Funds (registered investment
                                                                                     company). Trustee, Harbor Fund (registered
                                                                                     investment company) (13 Portfolios).

    NAME, AGE, POSITION                                   PORTFOLIOS WITHIN THE
       WITH THE FUND            TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS               LENGTH OF SERVICE             OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993        79 portfolios in 4          Professor in Practice of Finance, Yale
Director of DFAIDG, DIG       DFAIDG - since 1981        investment companies        School of Management. Director, BIRR
and DEM.                      DIG - since 1993                                       Portfolio Analysis, Inc. (software
Trustee of DFAITC.            DEM - since 1993                                       products). Chairman, Ibbotson Associates,
Yale School of Management                                                            Inc., Chicago, IL (software, data,
P.O. Box 208200                                                                      publishing and consulting). Partner, Zebra
New Haven, CT                                                                        Capital Management, LLC (hedge fund
06520-8200                                                                           manager). Formerly, Director, Hospital
Date of Birth: 5/27/43                                                               Fund, Inc. (investment management
                                                                                     services).

Robert C. Merton              DFA ITC - since 2003       79 portfolios in 4          John and Natty McArthur University
Director of DFAIDG, DIG       DFA IDG - since 2003       investment companies        Professor, Graduate School of Business
and DEM.                      DFA DIG - since 2003                                   Administration, Harvard University (since
Trustee of DFAITC.            DEM - since 2003                                       1998). George Fisher Baker Professor of
Harvard Business School                                                              Business Administration, Graduate School
397 Morgan Hall Soldiers                                                             of Business Administration, Harvard
Field Boston, MA 02163                                                               University (1988-1998), Cofounder, Chief
Date of Birth: 7/31/44                                                               Science Officer, Integrated Finance
                                                                                     Limited (since 2002). Director, MF Risk,
                                                                                     Inc. (risk management software) (since
                                                                                     2001). Director, Peninsula Banking Group
                                                                                     (bank) (since 2003). Director, Community
                                                                                     First Financial Group (bank holding
                                                                                     company) (since 2003). Formerly,
                                                                                     Co-Founder and Principal, Long-Term
                                                                                     Capital Management. Director, Vical
                                                                                     Incorporated (biopharmaceutical product
                                                                                     development).

Myron S. Scholes              DFAITC - since 1993        79 portfolios in 4          Frank E. Buck Professor Emeritus of
Director of DFAIDG, DIG       DFAIDG - since 1981        investment companies        Finance, Stanford University. Managing
and DEM.                      DIG - since 1993                                       Partner, Oak Hill Capital Management
Trustee of DFAITC.            DEM - since 1993                                       (private equity firm). Chairman, Oak Hill
Oak Hill Capital                                                                     Platinum Partners (hedge fund). Director,
Management, Inc.                                                                     Chicago Mercantile Exchange, Consultant,
2775 Sand Hill Rd                                                                    Arbor Investors. Formerly, Director, Smith
Suite 220                                                                            Breeden Family of Funds. Director,
Menlo Park, CA 94025                                                                 American Century Fund Complex (registered
Date of Birth: 7/01/41                                                               investment companies) (38 Portfolios); and
                                                                                     Director, Chicago Mercantile Exchange
                                                                                     Holdings Inc.

Abbie J. Smith                DFAITC - since 2000        79 portfolios in 4          Boris and Irene Stern Professor of
Director of DFAIDG, DIG       DFAIDG - since 2000        investment companies        Accounting, Graduate School of Business,
and DEM.                      DIG - since 2000                                       University of Chicago, Formerly, Marvin
Trustee of DFAITC.            DEM - since 2000                                       Bower Fellow, Harvard Business School
Graduate School of                                                                   (9/01 to 8/02). Director, HON Industries
Business                                                                             Inc. (office furniture) and Director,
University of Chicago                                                                Ryder System Inc. (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

    NAME, AGE, POSITION                                   PORTFOLIOS WITHIN THE
       WITH THE FUND            TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS               LENGTH OF SERVICE             OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                DFAITC - since 1993        79 portfolios in 4          Chairman, Director, Chief Executive
Chairman, Director, Chief     DFAIDG - since 1981        investment companies        Officer, Chief Investment Officer and
Executive Officer, Chief      DIG - since 1992                                       President of Dimensional Fund Advisors
Investment Officer and        DEM - since 1993                                       Inc., DFA Securities Inc., DFAIDG, DIG and
President of DFAIDG, DIG                                                             DEM. Chairman, Trustee, Chief Executive
and DEM. Chairman,                                                                   Officer, Chief Investment Officer and
Trustee, Chief Executive                                                             President of DFAITC. Director of
Officer, Chief Investment                                                            Dimensional Fund Advisors Ltd, and
Officer and President of                                                             formerly Chief Investment Officer.
DFAITC.                                                                              Director, Chief Investment Officer and
1299 Ocean Avenue                                                                    President of DFA Australia Ltd. Formerly,
Santa Monica, CA 90401                                                               Director of Dimensional Funds PLC.
Date of Birth: 12/02/46                                                              Chairman, Director, Chief Executive
                                                                                     Officer and Chief Investment Officer of
                                                                                     Dimensional Fund Advisors Canada Inc. (All
                                                                                     Chief Investment Officer positions held
                                                                                     starting 1/1/2003 except for Dimensional
                                                                                     Fund Advisors Canada Inc., which was from
                                                                                     6/17/2003.)

                                                                                     Limited Partner, Oak Hill Partners,
                                                                                     Director, University of Chicago Business
                                                                                     School. Formerly, Director, SA Funds
                                                                                     (registered investment company). Formerly
                                                                                     Director, Assante Corporation (investment
                                                                                     management) (until 2002).

Rex A. Sinquefield*           DFAITC - since 1993        79 portfolios in 4          Chairman and Director (and prior to
Chairman and Director of      DFAIDG - since 1981        investment companies        1/1/2003, Chief Investment Officer) of
DFAIDG, DIG and DEM.          DIG - since 1992                                       Dimensional Fund Advisors Inc., DFA
Trustee and Chairman of       DEM - since 1993                                       Securities Inc., DFAIDG, DIG and DEM,
DFAITC.                                                                              Chairman, Trustee (and prior to 1/1/2003,
1299 Ocean Avenue                                                                    Chief Investment Officer) of DFAITC.
Santa Monica, CA 90401                                                               Director and formerly President of
Date of Birth: 9/07/44                                                               Dimensional Fund Advisors Ltd., Director
                                                                                     (and prior to 1/1/2003, Chief Investment
                                                                                     Officer) of DFA Australia Ltd. Director of
                                                                                     Dimensional Funds PLC and Dimensional Fund
                                                                                     Advisors Canada Inc.

                                                                                     Trustee, St. Louis University. Life
                                                                                     Trustee and Member of Investment
                                                                                     Committee, DePaul University. Director,
                                                                                     The German St. Vincent Orphan Home. Member
                                                                                     of Investment Committee, Archdiocese of
                                                                                     St. Louis. Director, St. Louis Art
                                                                                     Institute.

  (1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  (2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

    * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

   ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

                                        TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
           AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS

M. Akbar Ali                              Since 2005        Vice President of all the DFA Entities. Portfolio Manager of
Vice President                                              Dimensional (since August 2002). Formerly, Graduate Student at the
Date of Birth: 7/1/71                                       University of California, Los Angeles (August 2000 to June 2002);
                                                            Senior Technology Office at JPMorgan Chase & Co. (February 1997 to
                                                            June 2000).

Darryl Avery                              Since 2005        Vice President of all the DFA Entities. From June 2002 to January
Vice President                                              2005, institutional client service representative of Dimensional.
Date of Birth: 1/4/66                                       Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February
                                                            2002); institutional client service and marketing representative for
                                                            Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow                          Since 1993        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                          Since 2001        Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                                Australia Limited, Dimensional Fund Advisors Ltd., and since June
Secretary                                                   2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal
Date of Birth: 1/24/67                                      counsel for Dimensional.

Stephen A. Clark                          Since 2004        Vice President of all the DFA Entities, April 2001 to April 2004,
Vice President                                              Portfolio Manager of Dimensional. Formerly, Graduate Student at the
Date of Birth: 8/20/72                                      University of Chicago (September 2000 to March 2001); and Associate of
                                                            US Bancorp Piper Jaffrey (September 1999 to September 2000) and an
                                                            Analyst and later an Associate of John Nuveen & Co. (August 1997 to
                                                            September 1999).

Truman A. Clark                           Since 1996        Vice President of all the DFA Entities, Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                    Since 2004        Vice President of all the DFA Entities. Formerly, Senior Compliance
Vice President                                              Officer, INVESCO Institutional, Inc. and its affiliates (August 2000
Date of Birth: 12/21/65                                     to January 2004); Branch Chief, Investment Company and Investment
                                                            Advisor Inspections, Securities and Exchange Commission (April 1994 to
                                                            August 2000).

James L. Davis                            Since 1999        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd, Formerly at
Date of Birth: 11/29/56                                     Kansas State University. Arthur Andersen & Co., and Phillips Petroleum
                                                            Co.

Robert T. Deere                           Since 1994        Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                              Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                        Since 2001        Vice President of all the DFA Entities. Prior to April 2001, marketing
Vice President                                              supervisor and marketing coordinator for Dimensional. Formerly, Vice
Date of Birth: 3/18/70                                      President of DFA Australia Limited.

Richard A. Eustice                        Since 1998        Vice President and Assistant Secretary of all the DFA Entities and DFA
Vice President and Assistant                                Australia Limited. Formerly, Vice President of Dimensional Fund
Secretary                                                   Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                       Since 1993        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

                                        TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
           AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                       Since 2004        Vice President of all DFA Entities. Prior to April 2004, institutional
Vice President                                              client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                            Since 2001        Vice President of all the DFA Entities, Formerly, Professor and
Vice President                                              Associate Dean of the Leventhal School of Accounting (September 1998
Date of Birth: 11/24/61                                     to August 2001) and Academic Director Master of Business Taxation
                                                            Program (June 1996 to August 2001) at the University of Southern
                                                            California Marshall School of Business.

Henry F. Gray                             Since 2000        Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                              Manager of Dimensional. Formerly, Vice President of DFA Australia
Date of Birth: 9/22/67                                      Limited.

Kamyab Hashemi-Nejad                      Since 1997        Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                              Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd.
Assistant Treasurer                                         Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd..
Date of Birth: 1/22/61

Kevin Hight                               Since 2005        Vice President of all the DFA Entities. Formerly, Regional Director of
Vice President                                              Dimensional (since March 2003 to March 2005). Formerly, Vice President
Date of Birth: 11/13/67                                     and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho                           Since 2004        Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                              Controller of Dimensional.
Date of Birth: 11/29/67

Jeff J. Jeon                              Since 2004        Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                              Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                      (September 1997 to August 2001).

Patrick M. Keating                        Since 2003        Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                              Canada Inc. (since June 2003). Formerly, Director, President and Chief
Date of Birth: 12/21/54                                     Executive Officer, Assante Asset Management, Inc. (October 2000 to
                                                            December 2002); Director, Assante Capital Management (October 2000 to
                                                            December 2002); President and Chief Executive Officer, Assante Capital
                                                            Management (October 2000 to April 2001); Executive Vice President,
                                                            Assante Corporation (May 2001 to December 2002); Director, Assante
                                                            Asset Management Ltd. (September 1997 to December 2002); President and
                                                            Chief Executive Officer, Assante Asset Management Ltd. (September 1998
                                                            to May 2001).

Joseph F. Kolerich                        Since 2004        Vice President of all the DFA Entities. From April 2001 to April 2004,
Vice President                                              Portfolio Manager for Dimensional, Formerly, a trader at Lincoln
Date of Birth: 11/7/71                                      Capital Fixed Income Management (formerly Lincoln Capital Management
                                                            Company).

Michael F. Lane                           Since 2004        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON,
Date of Birth: 7/11/67                                      President, Advisor Resources (September 1994 to June 2001).

Juliet Lee                                Since 2005        Vice President of all the DFA Entities. Human Resources Manager of
Vice President                                              Dimensional (since January 2004). Formerly, Assistant Vice President
Date of Birth: 1/12/71                                      for Metropolitan West Asset Management LLC (February 2001 to December
                                                            2003) and Director of Human Resources for Icebox, LLC (March 2000 to
                                                            February 2001).

Heather H. Mathews                        Since 2004        Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                              Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student
Date of Birth: 12/12/69                                     at Harvard University (August 1998 to June 2000).

David M. New                              Since 2003        Vice President of all the DFA Entities. Formerly, Client Service
Vice President                                              Manager of Dimensional. Formerly, Director of Research, Wurts and
Date of Birth: 2/9/60                                       Associates (investment consulting firm) (December 2000 to June 2002).

                                        TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
           AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                     Vice President      Vice President and Secretary of all the DFA Entities. Vice President
Vice President and Secretary              since 1997        and Assistant Secretary of DFA Australia Limited (since February 2002,
Date of Birth: 5/7/64                   and Secretary       April 1997 and May 2002, respectively). Vice President and Secretary
                                          since 2000        of Dimensional Fund Advisors Canada Inc. (since June 2003). Director,
                                                            Dimensional Funds plc (since January 2002). Formerly, Assistant
                                                            Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Sonya K. Park                             Since 2005        Vice President of all the DFA Entities. From February 2002 to January
Vice President                                              2005, institutional client service representative of Dimensional.
Date of Birth: 6/28/72                                      Formerly, Associate Director at Watson Pharmaceuticals Inc. (January
                                                            2001 to February 2002); Graduate student at New York University
                                                            (February 2000 to December 2000).

David A. Plecha                           Since 1993        Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                              Dimensional Fund Advisors Ltd.
Date of Birth: 10/26/61

Eduardo A. Repetto                        Since 2002        Vice President of all the DFA Entities. Formerly, Research Associate
Vice President                                              for Dimensional (June 2000 to April 2002). Formerly, Research
Date of Birth: 1/28/67                                      Scientist (August 1998 to June 2000), California Institute of
                                                            Technology.

L. Jacobo Rodriguez                       Since 2005        Vice President of all the DFA Entities. From August 2004 to July 2005,
Vice President                                              institutional client service representative of Dimensional. Formerly,
Date of Birth: 5/18/71                                      Financial Services Analyst, Cato Institute (September 2001 to June
                                                            2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to
                                                            June 2004); and Assistant Director, Project on Global Economic
                                                            Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina                       Since 1993        Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                             Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.,
Officer and Treasurer                                       and since June 2003, Dimensional Fund Advisors Canada Inc. Director,
Date of Birth: 10/12/55                                     Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional
                                                            Funds, plc (January 2002).

David E. Schneider                        Since 2001        Vice President of all the DFA Entities. Currently, Director of
Vice President                                              Institutional Services. Prior to 2001, Regional Director of
Date of Birth: 1/26/46                                      Dimensional.

Jeanne C. Sinquefield, Ph.D.*             Since 1988        Executive Vice President of all the DFA Entities and DFA Australia
Executive Vice President                                    Limited. Vice President (formerly, Executive Vice President) of
Date of Birth: 12/2/46                                      Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional
                                                            Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                            Since 2004        Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                              Manager of Dimensional. Formerly, Principal of William M. Mercer,
Date of Birth: 5/26/56                                      Incorporated (July 1995 to June 2001).

Carl G. Snyder                            Since 2000        Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                              Manager of Dimensional. Formerly, Vice President of DFA Australia
Date of Birth: 6/8/63                                       Limited.

Lawrence R. Spieth                        Since 2004        Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 11/10/47

Bradley G. Steiman                        Since 2004        Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                              Canada Inc. (since June 2003). Prior to April 2002, Regional Director
Date of Birth: 3/25/73                                      of Dimensional. Formerly, Vice President and General Manager of
                                                            Assante Global Advisors (July 2000 to April 2002); Vice President of
                                                            Assante Asset Management Inc. (March 2000 to July 2000); and Private
                                                            Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to
                                                            February 2002).

Karen E. Umland                           Since 1997        Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                              Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund
Date of Birth: 3/10/66                                      Advisors Canada Inc.

                                        TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
           AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Carol W. Wardlaw                          Since 2004        Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                      Since 1997        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited.
Date of Birth: 3/1/51

Daniel M. Wheeler                         Since 2001        Vice President of all the DFA Entities. Prior to 2001, Director of
Vice President                                              Financial Advisors Services of Dimensional. Director of Dimensional
Date of Birth: 3/3/45                                       Fund Advisors Ltd. (since October 2003) and President of Dimensional
                                                            Fund Advisors Canada Inc. (since June 2003).

  (1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

    * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                             NOTICE TO SHAREHOLDERS
                                   (UNAUDITED)

     For shareholders that do not have a November 30, 2005 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2004 to November 30, 2005, each Portfolio is designating the following items with regard to distributions paid during the fiscal year.

                                            NET                                         CORPORATE
                                         INVESTMENT      LONG-TERM                      DIVIDENDS     QUALIFYING    FOREIGN
                                          INCOME       CAPITAL GAIN        TOTAL         RECEIVED      DIVIDEND        TAX
DFA INVESTMENT DIMENSIONS GROUP INC.   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION(1)    INCOME(2)    CREDIT(3)
------------------------------------   -------------   -------------   -------------   ------------   ----------   ----------
Tax-Managed U.S. Marketwide Value
  Portfolio                                   100.00%             --          100.00%        100.00%      100.00%          --
Tax-Managed U.S. Equity Portfolio             100.00%             --          100.00%        100.00%      100.00%          --
Tax-Managed U.S. Small Cap Value
  Portfolio                                    18.88%          81.12%         100.00%        100.00%      100.00%          --
Tax-Managed U.S. Small Cap Portfolio          100.00%             --          100.00%        100.00%      100.00%          --
Tax-Managed DFA International Value
  Portfolio                                    99.33%           0.67%         100.00%            --        73.00%        8.43%

----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain).

DIMENSIONAL INVESTMENT GROUP INC.
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

DFA INVESTMENT DIMENSIONS GROUP INC.
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET
PORTFOLIO


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2005

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts                                                          1
   Management's Discussion and Analysis                                        2
   Definitions of Abbreviations and Footnotes                                  5
   Disclosure of Fund Expenses                                                 6
   Disclosure of Portfolio Holdings                                            7
   Schedules of Investments
      LWAS/DFA Two-Year Fixed Income Portfolio                                 8
      LWAS/DFA Two-Year Government Portfolio                                   9
   Statements of Assets and Liabilities                                       10
   Statements of Operations                                                   12
   Statements of Changes in Net Assets                                        13
   Financial Highlights                                                       14
   Notes to Financial Statements                                              16
   Report of Independent Registered Public Accounting Firm                    21

DFA INVESTMENT DIMENSIONS GROUP INC.
   Performance Chart                                                          22
   Management's Discussion and Analysis                                       23
   Disclosure of Fund Expenses                                                25
   Disclosure of Portfolio Holdings                                           26
   Statement of Assets and Liabilities                                        27
   Statement of Operations                                                    28
   Statements of Changes in Net Assets                                        29
   Financial Highlights                                                       30
   Notes to Financial Statements                                              31
   Report of Independent Registered Public Accounting Firm                    34

THE DFA INVESTMENT TRUST COMPANY
   Performance Charts                                                         35
   Disclosure of Fund Expenses                                                36
   Disclosure of Portfolio Holdings                                           37
   Summary Schedules of Portfolio Holdings
      The U.S. Large Cap Value Series                                         39
      The DFA International Value Series                                      41
   Statements of Assets and Liabilities                                       45
   Statements of Operations                                                   46
   Statements of Changes in Net Assets                                        47
   Financial Highlights                                                       48
   Notes to Financial Statements                                              49
   Report of Independent Registered Public Accounting Firm                    55

FUND MANAGEMENT                                                               56

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                   63

NOTICE TO SHAREHOLDERS                                                        64

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

LWAS/DFA U.S. HIGH BOOK-TO-MARKET PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
JUNE 6, 1996-NOVEMBER 30, 2005

                             LWAS/DFA U.S. HIGH
DATE                   BOOK-TO-MARKET PORTFOLIO         RUSSELL 1000 VALUE INDEX
  6/6/1996                                10000                            10000
 6/30/1996                                 9650                             9954
 7/31/1996                                 9220                             9578
 8/31/1996                                 9580                             9852
 9/30/1996                                 9763                            10244
10/31/1996                                10074                            10640
11/30/1996                                10806                            11412
12/31/1996                                10696                            11266
 1/31/1997                                11073                            11812
 2/28/1997                                11297                            11986
 3/31/1997                                10779                            11554
 4/30/1997                                11126                            12040
 5/31/1997                                11995                            12713
 6/30/1997                                12355                            13258
 7/31/1997                                13596                            14255
 8/31/1997                                13391                            13747
 9/30/1997                                14096                            14578
10/31/1997                                13375                            14171
11/30/1997                                13509                            14797
12/31/1997                                13696                            15230
 1/31/1998                                13878                            15015
 2/28/1998                                15086                            16025
 3/31/1998                                15933                            17006
 4/30/1998                                16018                            17120
 5/31/1998                                15879                            16867
 6/30/1998                                15844                            17083
 7/31/1998                                15285                            16782
 8/31/1998                                12501                            14285
 9/30/1998                                13136                            15105
10/31/1998                                14204                            16275
11/30/1998                                15100                            17034
12/31/1998                                15348                            17613
 1/31/1999                                15642                            17754
 2/28/1999                                15236                            17503
 3/31/1999                                15729                            17866
 4/30/1999                                17391                            19534
 5/31/1999                                17380                            19320
 6/30/1999                                17666                            19880
 7/31/1999                                16927                            19297
 8/31/1999                                16325                            18581
 9/30/1999                                15440                            17933
10/31/1999                                16033                            18966
11/30/1999                                15771                            18818
12/31/1999                                16073                            18908
 1/31/2000                                14940                            18292
 2/29/2000                                13596                            16933
 3/31/2000                                15524                            18999
 4/30/2000                                15987                            18778
 5/31/2000                                15947                            18975
 6/30/2000                                14841                            18108
 7/31/2000                                15492                            18335
 8/31/2000                                16395                            19354
 9/30/2000                                16122                            19532
10/31/2000                                16764                            20012
11/30/2000                                16216                            19270
12/31/2000                                17706                            20235
 1/31/2001                                18582                            20312
 2/28/2001                                18566                            19748
 3/31/2001                                18004                            19051
 4/30/2001                                19057                            19984
 5/31/2001                                19616                            20434
 6/30/2001                                19368                            19980
 7/31/2001                                19352                            19938
 8/31/2001                                18487                            19139
 9/30/2001                                16430                            17791
10/31/2001                                16414                            17638
11/30/2001                                17957                            18663
12/31/2001                                18382                            19103
 1/31/2002                                18567                            18956
 2/28/2002                                18809                            18987
 3/31/2002                                19584                            19885
 4/30/2002                                19417                            19203
 5/31/2002                                19528                            19299
 6/30/2002                                18350                            18191
 7/31/2002                                16296                            16499
 8/31/2002                                16558                            16623
 9/30/2002                                14719                            14774
10/31/2002                                15300                            15869
11/30/2002                                16367                            16869
12/31/2002                                15631                            16137
 1/31/2003                                15269                            15746
 2/28/2003                                14811                            15326
 3/31/2003                                14756                            15352
 4/30/2003                                16113                            16703
 5/31/2003                                17183                            17782
 6/30/2003                                17366                            18004
 7/31/2003                                17807                            18273
 8/31/2003                                18440                            18558
 9/30/2003                                18035                            18376
10/31/2003                                19227                            19500
11/30/2003                                19670                            19766
12/31/2003                                21015                            20983
 1/31/2004                                21363                            21352
 2/29/2004                                21904                            21809
 3/31/2004                                21821                            21617
 4/30/2004                                21453                            21090
 5/31/2004                                21569                            21305
 6/30/2004                                22216                            21808
 7/31/2004                                21498                            21500
 8/31/2004                                21498                            21806
 9/30/2004                                22157                            22144
10/31/2004                                22410                            22511
11/30/2004                                23888                            23650
12/31/2004                                24837                            24443
 1/31/2005                                24212                            24008
 2/28/2005                                24935                            24802
 3/31/2005                                24866                            24462
 4/30/2005                                24025                            24025
 5/31/2005                                25042                            24603
 6/30/2005                                25552                            24872
 7/31/2005                                26826                            25592
 8/31/2005                                26591                            25480
 9/30/2005                                27003                            25838
10/31/2005                                26276                            25182
11/30/2005                                27337                            26005

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           6/6/1996
------------------------------------------------------------------
                         14.44%           11.01%             11.19%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH US GOVERNMENT/CORPORATE INDEX 1-3 YEARS
JUNE 6, 1996-NOVEMBER 30, 2005

                                                                   MERRILL LYNCH
                              LWAS/DFA TWO-YEAR          US GOVERNMENT/CORPORATE
DATE                     FIXED INCOME PORTFOLIO                  INDEX 1-3 YEARS
  6/6/1996                                10000
 6/30/1996                                10050                            10000
 7/31/1996                                10090                            10040
 8/31/1996                                10140                            10075
 9/30/1996                                10207                            10167
10/31/1996                                10308                            10282
11/30/1996                                10369                            10361
12/31/1996                                10393                            10362
 1/31/1997                                10445                            10411
 2/28/1997                                10476                            10436
 3/31/1997                                10479                            10434
 4/30/1997                                10552                            10519
 5/31/1997                                10625                            10592
 6/30/1997                                10692                            10665
 7/31/1997                                10766                            10783
 8/31/1997                                10798                            10794
 9/30/1997                                10862                            10876
10/31/1997                                10926                            10955
11/30/1997                                10958                            10982
12/31/1997                                11010                            11056
 1/31/1998                                11075                            11164
 2/28/1998                                11119                            11175
 3/31/1998                                11177                            11223
 4/30/1998                                11222                            11277
 5/31/1998                                11277                            11339
 6/30/1998                                11327                            11398
 7/31/1998                                11383                            11452
 8/31/1998                                11428                            11586
 9/30/1998                                11485                            11737
10/31/1998                                11530                            11789
11/30/1998                                11575                            11777
12/31/1998                                11636                            11823
 1/31/1999                                11682                            11872
 2/28/1999                                11717                            11821
 3/31/1999                                11766                            11908
 4/30/1999                                11813                            11949
 5/31/1999                                11836                            11942
 6/30/1999                                11881                            11979
 7/31/1999                                11904                            12011
 8/31/1999                                11940                            12043
 9/30/1999                                12015                            12125
10/31/1999                                12051                            12160
11/30/1999                                12087                            12186
12/31/1999                                12126                            12208
 1/31/2000                                12150                            12206
 2/29/2000                                12223                            12288
 3/31/2000                                12276                            12360
 4/30/2000                                12325                            12389
 5/31/2000                                12362                            12433
 6/30/2000                                12471                            12569
 7/31/2000                                12533                            12654
 8/31/2000                                12621                            12752
 9/30/2000                                12708                            12851
10/31/2000                                12771                            12912
11/30/2000                                12847                            13038
12/31/2000                                12936                            13195
 1/31/2001                                13027                            13371
 2/28/2001                                13079                            13460
 3/31/2001                                13141                            13578
 4/30/2001                                13193                            13616
 5/31/2001                                13245                            13703
 6/30/2001                                13274                            13755
 7/31/2001                                13354                            13923
 8/31/2001                                13420                            14011
 9/30/2001                                13570                            14232
10/31/2001                                13690                            14373
11/30/2001                                13677                            14336
12/31/2001                                13698                            14344
 1/31/2002                                13738                            14374
 2/28/2002                                13806                            14438
 3/31/2002                                13711                            14347
 4/30/2002                                13847                            14505
 5/31/2002                                13929                            14580
 6/30/2002                                14038                            14692
 7/31/2002                                14189                            14847
 8/31/2002                                14244                            14918
 9/30/2002                                14313                            15040
10/31/2002                                14368                            15069
11/30/2002                                14354                            15064
12/31/2002                                14468                            15218
 1/31/2003                                14497                            15239
 2/28/2003                                14554                            15317
 3/31/2003                                14578                            15351
 4/30/2003                                14607                            15404
 5/31/2003                                14664                            15487
 6/30/2003                                14674                            15520
 7/31/2003                                14587                            15427
 8/31/2003                                14602                            15441
 9/30/2003                                14720                            15598
10/31/2003                                14662                            15540
11/30/2003                                14662                            15540
12/31/2003                                14745                            15638
 1/31/2004                                14774                            15678
 2/29/2004                                14819                            15757
 3/31/2004                                14862                            15813
 4/30/2004                                14743                            15660
 5/31/2004                                14699                            15635
 6/30/2004                                14681                            15635
 7/31/2004                                14740                            15704
 8/31/2004                                14830                            15821
 9/30/2004                                14816                            15812
10/31/2004                                14846                            15864
11/30/2004                                14786                            15788
12/31/2004                                14797                            15826
 1/31/2005                                14797                            15821
 2/28/2005                                14782                            15789
 3/31/2005                                14782                            15782
 4/30/2005                                14857                            15871
 5/31/2005                                14903                            15940
 6/30/2005                                14924                            15976
 7/31/2005                                14909                            15933
 8/31/2005                                14969                            16037
 9/30/2005                                14969                            15997
10/31/2005                                14985                            15994
11/30/2005                                15031                            16042

AVERAGE ANNUAL             ONE             FIVE             FROM
TOTAL RETURN              YEAR            YEARS           6/6/1996
------------------------------------------------------------------
                         1.65%            3.19%               4.39%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch data provided by Merrill Lynch.

[CHART]

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
MERRILL LYNCH US GOVERNMENT BOND INDEX 1-3 YEARS
JUNE 6, 1996-NOVEMBER 30, 2005

                              LWAS/DFA TWO-YEAR      MERRILL LYNCH US GOVERNMENT
DATE                       GOVERNMENT PORTFOLIO             BOND INDEX 1-3 YEARS
  6/6/1996                                10000                            10000
 6/30/1996                                10030                            10078
 7/31/1996                                10080                            10117
 8/31/1996                                10110                            10152
 9/30/1996                                10188                            10244
10/31/1996                                10289                            10359
11/30/1996                                10360                            10438
12/31/1996                                10360                            10439
 1/31/1997                                10411                            10488
 2/28/1997                                10443                            10512
 3/31/1997                                10427                            10509
 4/30/1997                                10510                            10594
 5/31/1997                                10573                            10667
 6/30/1997                                10647                            10741
 7/31/1997                                10753                            10858
 8/31/1997                                10774                            10868
 9/30/1997                                10841                            10950
10/31/1997                                10906                            11031
11/30/1997                                10938                            11059
12/31/1997                                10997                            11134
 1/31/1998                                11063                            11241
 2/28/1998                                11107                            11252
 3/31/1998                                11156                            11299
 4/30/1998                                11200                            11352
 5/31/1998                                11255                            11414
 6/30/1998                                11302                            11473
 7/31/1998                                11358                            11527
 8/31/1998                                11403                            11669
 9/30/1998                                11454                            11819
10/31/1998                                11499                            11876
11/30/1998                                11544                            11868
12/31/1998                                11593                            11911
 1/31/1999                                11628                            11959
 2/28/1999                                11674                            11904
 3/31/1999                                11723                            11987
 4/30/1999                                11770                            12027
 5/31/1999                                11781                            12020
 6/30/1999                                11831                            12057
 7/31/1999                                11855                            12091
 8/31/1999                                11878                            12126
 9/30/1999                                11956                            12206
10/31/1999                                11992                            12240
11/30/1999                                12028                            12266
12/31/1999                                12046                            12284
 1/31/2000                                12070                            12281
 2/29/2000                                12155                            12362
 3/31/2000                                12192                            12434
 4/30/2000                                12241                            12469
 5/31/2000                                12289                            12517
 6/30/2000                                12393                            12649
 7/31/2000                                12468                            12730
 8/31/2000                                12555                            12827
 9/30/2000                                12651                            12922
10/31/2000                                12702                            12997
11/30/2000                                12777                            13123
12/31/2000                                12869                            13283
 1/31/2001                                12959                            13452
 2/28/2001                                13023                            13537
 3/31/2001                                13071                            13649
 4/30/2001                                13123                            13687
 5/31/2001                                13175                            13765
 6/30/2001                                13196                            13813
 7/31/2001                                13367                            13971
 8/31/2001                                13446                            14053
 9/30/2001                                13666                            14288
10/31/2001                                13786                            14431
11/30/2001                                13772                            14392
12/31/2001                                13804                            14400
 1/31/2002                                13791                            14436
 2/28/2002                                13899                            14509
 3/31/2002                                13785                            14409
 4/30/2002                                13948                            14576
 5/31/2002                                14016                            14641
 6/30/2002                                14100                            14761
 7/31/2002                                14264                            14934
 8/31/2002                                14319                            14995
 9/30/2002                                14409                            15106
10/31/2002                                14451                            15149
11/30/2002                                14423                            15109
12/31/2002                                14522                            15248
 1/31/2003                                14537                            15253
 2/28/2003                                14609                            15315
 3/31/2003                                14627                            15346
 4/30/2003                                14700                            15377
 5/31/2003                                14757                            15440
 6/30/2003                                14782                            15463
 7/31/2003                                14666                            15370
 8/31/2003                                14680                            15384
 9/30/2003                                14815                            15527
10/31/2003                                14743                            15468
11/30/2003                                14728                            15465
12/31/2003                                14823                            15555
 1/31/2004                                14838                            15587
 2/29/2004                                14913                            15664
 3/31/2004                                14943                            15712
 4/30/2004                                14823                            15563
 5/31/2004                                14793                            15540
 6/30/2004                                14784                            15538
 7/31/2004                                14829                            15602
 8/31/2004                                14935                            15714
 9/30/2004                                14905                            15702
10/31/2004                                14950                            15750
11/30/2004                                14889                            15676
12/31/2004                                14900                            15711
 1/31/2005                                14900                            15706
 2/28/2005                                14885                            15674
 3/31/2005                                14877                            15671
 4/30/2005                                14938                            15758
 5/31/2005                                15000                            15824
 6/30/2005                                15030                            15857
 7/31/2005                                15015                            15811
 8/31/2005                                15077                            15912
 9/30/2005                                15077                            15872
10/31/2005                                15092                            15869
11/30/2005                                15139                            15919

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           6/6/1996
------------------------------------------------------------------
                         1.67%            3.45%             4.47%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch data provided by Merrill Lynch.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2005

     The principal factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book value.

     The performance of the U.S. equity market for the year under review was attributable primarily to differences in company size rather than differences in value/growth characteristics. Mid-capitalization stocks outperformed both large company stocks and small company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 3000 Value Index(R)                                                 9.80%
Russell 3000 Growth Index(R)                                                9.59%
Russell Mid Cap Index(R) (mid-size companies)                              16.25%
Russell 1000 Index(R) (large companies)                                     9.98%
Russell 2000 Index(R) (small companies)                                     8.15%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance within sectors was small.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 2000 Growth Index(R) (small growth companies)                       8.05%
Russell 2000 Value Index(R) (small value companies)                         8.03%
Russell Mid Cap Growth Index(R) (mid-cap growth companies)                 16.20%
Russell Mid Cap Value Index(R) (mid-cap value companies)                   15.88%
Russell 1000 Value Index(R) (large value companies)                         9.95%
Russell 1000 Growth Index(R) (large growth companies)                       9.74%

----------
Source: Frank Russell Co. is the source & owner of Russell data.

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2005 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     One of portfolios described below, called "a Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called "a Master Fund." The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

     The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series (the "Master Fund"), that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 235 stocks as of November 30, 2005, and essentially was fully invested in equities throughout the year: cash levels were about 1.0% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks outperformed large company and small company stocks, and value stocks slightly outperformed growth stocks. For the year ended November 30, 2005, total returns were 8.43% for the S&P 500(R) Index and 9.95% for the Russell 1000 Value Index. Total return for the LWAS/DFA U.S. High Book to Market Portfolio was 14.44%. Relative to the Russell 1000 Value Index(R), outperformance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 1000 Value Index(R) and average weight allocated to this range was 84% of the Master Fund compared to 47% of the Index. In addition, stocks in the 10-75th percentiles by market cap outperformed other stocks in the Russell 1000 Value Index(R) and average weight allocated to these stocks was 96% of the Master Fund compared to 70% of the Index.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2005

     For the year ended November 30, 2005, short-term interest rates rose while longer-term rates were generally little changed. The Federal Reserve continued its orderly campaign of credit tightening, raising the target rate for federal funds eight times over the last twelve months from 2.00% to 4.00% by November 30, 2005. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, rose 201 basis points during the year ended November 30, 2005, while the yield on 10-year U.S. Treasury notes rose only 14 basis points. The shape of the yield curve flattened during the year under review but it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                                11/30/04    11/30/05     CHANGE
                                                --------    --------    --------
Three-month LIBOR                                   2.41%       4.42%       83.4%
10-Year U.S. Treasury note yield                    4.36%       4.50%        3.2%

----------
Source: The Wall Street Journal; LIBOR data provided by British Bankers' Association.

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result, total return for fixed income strategies was primarily a function of maturity. The pattern of returns was "u-shaped", with lower returns for five-year instruments than for three month or longer-term instruments. For the year ended November 30, 2005, total returns were 2.95% for three-month U.S. Treasury bills, 1.41% for five-year U.S. Treasury notes and 7.63% for long-term U.S. government bonds.

----------
Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved.
SBBI, Ibbotson & Sinquefield

     The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. Throughout much of the period under review, weighted average maturities of the Portfolios were positioned toward the longer end of their respective maturity ranges, reflecting upwardly-sloping yield curves in both U.S. and major international bond markets. As curves began to flatten toward the end of the year, average maturities for the Portfolios were shortened.

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

     The LWAS/DFA Two-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed income securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The Portfolio was essentially fully invested in fixed income securities throughout the year under review: cash equivalents averaged about 1.0% of the Portfolio's assets. Average maturity of the Portfolio was shortened considerably over the last year, decreasing from 1.64 years on November 30, 2004 to 0.90 years on November 30, 2005. For the year ended November 30, 2005, total returns were 1.65% for the LWAS/DFA Two-Year Fixed Income Portfolio and 1.61% for the Merrill Lynch 1-3 Year Government/Corporate Index. Relative to the Merrill Lynch 1-3 Year Government/Corporate Index, outperformance of the Portfolio was primarily due to differences in duration. The duration of the LWAS/DFA Two-Year Fixed Income Portfolio was shortened considerably to 0.90 years while the duration of the Index fluctuated around 1.7 years.

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

     The LWAS/DFA Two-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The Portfolio was essentially fully invested in fixed income securities throughout the year under review: cash equivalents averaged about 1.0% of the Portfolio's assets. Average maturity of the Portfolio decreased significantly from 1.64 years on November 30, 2004, to 0.90 years on November 30, 2005. For the year ended November 30, 2005, total returns were 1.67% for the LWAS/DFA Two-Year Government Portfolio and 1.55% for the Merrill Lynch 1-3 Year Government Index. Relative to the Merrill Lynch 1-3 Year Government Index, outperformance of the Portfolio was primarily due to differences in duration. The duration of the LWAS/DFA Two-Year Government Portfolio was shortened considerably to 0.90 years while the duration of the Index fluctuated around 1.7 years.

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

FHLMC    Federal Home Loan Mortgage Corporation
STRIPS   Separate Trading of Registered Interest and Principal of Securities
ADR      American Depositary Receipt
+        See Note B to Financial Statements.
++       Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not individually represent more than 1.0% of the net assets of the Fund. Some of the individual categories in this category may be Non-Income Producing Securities.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
## Some of the individual securities in this category include Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from Securities on Loan.

FINANCIAL HIGHLIGHTS

(1) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

ALL STATEMENTS AND SCHEDULES

~        Amounts designated as - are either zero or rounded to zero.
SEC      Securities Exchange Commission

                        DIMENSIONAL INVESTMENT GROUP INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

        This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

        To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

        This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLES

                                                           BEGINNING     ENDING                    EXPENSES
                                                            ACCOUNT     ACCOUNT     ANNUALIZED       PAID
                                                             VALUE       VALUE       EXPENSE        DURING
                                                            06/01/05    11/30/05      RATIO         PERIOD*
                                                          ----------   ----------   ----------    ----------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO**
Actual Fund Return                                        $    1,000   $ 1,091.70         0.33%   $     1.73
Hypothetical 5% Annual Return                             $    1,000   $ 1,023.41         0.33%   $     1.67

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO**
Actual Fund Return                                        $    1,000   $ 1,008.60         0.35%   $     1.76
Hypothetical 5% Annual Return                             $    1,000   $ 1,023.31         0.35%   $     1.78

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO**
Actual Fund Return                                        $    1,000   $ 1,009.30         0.35%   $     1.76
Hypothetical 5% Annual Return                             $    1,000   $ 1,023.31         0.35%   $     1.78

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period.

** The Portfolio is a feeder portfolio. The expenses shown reflect the direct expenses of the feeder portfolio and the indirect payment of the feeder portfolio's portion of the expenses of its master fund.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

Affiliated Investment Companies                                            100.0%

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

Government                                                                  35.4%
Foreign Government                                                          25.8
Corporate                                                                   15.9
Supranational                                                               11.7
Foreign Corporate                                                           11.2
                                                                           -----
                                                                           100.0%
                                                                           =====

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

Government                                                                 100.0%

                    LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                         FACE
                                                        AMOUNT            VALUE+
                                                     ------------   ------------
                                                         (000)
UNITED STATES -- (58.9%)
AGENCY OBLIGATIONS -- (35.3%)
Federal Farm Credit Bank
   2.600%, 09/07/06                                  $      1,700   $  1,674,301
   2.750%, 09/29/06                                         5,500      5,416,372
Federal Home Loan Bank
   2.375%, 08/15/06                                           500        492,314
   2.875%, 08/15/06                                           400        395,222
   2.625%, 10/16/06                                         6,500      6,388,207
Federal Home Loan Mortgage
  Corporation
   2.750%, 10/15/06                                         7,600      7,482,200
Federal National Mortgage Association
   3.625%, 03/15/07                                         6,300      6,218,579
                                                                    ------------
TOTAL AGENCY OBLIGATIONS                                              28,067,195
                                                                    ------------
BONDS -- (23.6%)
Bank of America Corp.
   5.250%, 02/01/07                                         2,300      2,310,704
Citigroup, Inc.
   5.750%, 05/10/06                                         2,200      2,210,388
General Electric Capital Corp.
   2.970%, 07/26/06                                         2,300      2,276,273
KFW International Finance, Inc.
   5.250%, 06/28/06                                         2,000      2,005,464
Landesbank Baden-Wuerttemberg
   4.150%, 03/30/07                                         2,200      2,173,112
Toyota Motor Credit Corp.
   3.000%, 06/09/06                                         2,000      1,983,926
US Bank NA
   2.850%, 11/15/06                                         2,300      2,251,074
Wal-Mart Stores, Inc.
   5.450%, 08/01/06                                         2,300      2,312,160
Wells Fargo & Co.
   5.900%, 05/21/06                                         1,200      1,206,083
                                                                    ------------
TOTAL BONDS                                                           18,729,184
                                                                    ------------
TOTAL -- UNITED STATES                                                46,796,379
                                                                    ------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (11.6%)
BONDS -- (11.6%)
Asian Development Bank
   4.875%, 02/05/07                                         2,300      2,305,175
European Bank For Reconstruction &
  Development
   5.375%, 06/15/06                                         2,300      2,308,388
European Investment Bank
   3.000%, 08/15/06                                         2,300      2,277,242
International Finance Corp.
   4.750%, 04/30/07                                         2,300      2,300,616
                                                                    ------------
TOTAL -- SUPRANATIONAL
   ORGANIZATION OBLIGATIONS                                            9,191,421
                                                                    ------------
CANADA -- (11.5%)
BONDS -- (11.5%)
British Columbia, Province of
   4.625%, 10/03/06                                  $      2,300   $  2,299,494
Canadian Government
   6.750%, 08/28/06                                         2,300      2,335,698
Manitoba, Province of
   4.250%, 11/20/06                                         2,300      2,291,175
Ontario, Province of
   2.650%, 12/15/06                                         2,300      2,254,062
                                                                    ------------
TOTAL -- CANADA                                                        9,180,429
                                                                    ------------
GERMANY -- (3.0%)
BONDS -- (3.0%)
Landwirtschaft Rentenbank
   4.500%, 10/23/06                                         2,400      2,396,623
                                                                    ------------
AUSTRIA -- (2.9%)
BONDS -- (2.9%)
Oesterreichische Kontrollbank AG
   5.125%, 03/20/07                                         2,300      2,316,420
                                                                    ------------
NORWAY -- (2.9%)
BONDS -- (2.9%)
Eksportfinans ASA
   5.750%, 06/06/06                                         2,300      2,312,848
                                                                    ------------
SPAIN -- (2.9%)
BONDS -- (2.9%)
Instituto de Credito Oficial
   4.625%, 11/29/06                                         2,300      2,293,353
                                                                    ------------
UNITED KINGDOM -- (2.8%)
BONDS -- (2.8%)
BP Capital Markets P.L.C
   2.750%, 12/29/06                                         2,300      2,249,322
                                                                    ------------
SWEDEN -- (2.7%)
BONDS -- (2.7%)
Swedish Export Credit Corp.
   2.875%, 01/26/07                                         2,200      2,154,629
                                                                    ------------
TEMPORARY CASH
  INVESTMENTS -- (0.8%)
Repurchase Agreement, PNC Capital
   Markets, Inc. 3.88%, 12/01/05
   (Collateralized by $631,000 FHLMC
   Notes 4.00%, 09/22/09, valued
   at $618,380) to be repurchased
   at $609,066                                                609        609,000
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $80,438,642)                                                $ 79,500,424
                                                                    ============

                 See accompanying Notes to Financial Statements.

                     LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                         FACE
                                                        AMOUNT            VALUE+
                                                     ------------   ------------
                                                         (000)
AGENCY OBLIGATIONS -- (99.4%)
 Federal Farm Credit Bank
   2.600%, 05/19/06                                  $     10,300   $ 10,212,913
   2.750%, 09/29/06                                        21,240     20,917,046
 Federal Home Loan Bank
   2.875%, 08/15/06                                         5,400      5,335,492
   2.625%, 10/16/06                                         9,800      9,631,450
   3.375%, 02/23/07                                        22,200     21,854,723
                                                                    ------------
TOTAL AGENCY OBLIGATIONS                                              67,951,624
                                                                    ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
 Repurchase Agreement, PNC Capital Markets,
   Inc. 3.88%, 12/01/05 (Collateralized by $412,000
   FHLMC Notes 4.00%, 09/22/09, valued at $403,760)
   to be repurchased at $397,043                              397        397,000
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $69,127,808)                                                $ 68,348,624
                                                                    ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                   LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust
  Company (Affiliated Investment Company) (4,941,749 Shares, Cost $64,998)
  at Value+                                                                        $    103,332
Receivables:
  Investment Securities Sold                                                                 27
  Fund Shares Sold                                                                           13
Prepaid Expenses and Other Assets                                                             9
                                                                                   ------------
    Total Assets                                                                        103,381
                                                                                   ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed                                                                       40
  Due to Advisor                                                                              1
Accrued Expenses and Other Liabilities                                                       29
                                                                                   ------------
    Total Liabilities                                                                        70
                                                                                   ------------
NET ASSETS                                                                         $    103,311
                                                                                   ============
SHARES OUTSTANDING, $0.01 PAR VALUE
  (Authorized 200,000,000 Shares)                                                     7,429,523
                                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $      13.91
                                                                                   ============

                 See accompanying Notes to Financial Statements.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                           LWAS/DFA       LWAS/DFA
                                                                           TWO-YEAR       TWO-YEAR
                                                                         FIXED INCOME    GOVERNMENT
                                                                           PORTFOLIO      PORTFOLIO
                                                                         ------------   ------------
ASSETS:
Investments at Value                                                     $     79,500   $     68,349
Cash                                                                                1              1
Receivables:
  Dividends and Interest                                                          706            391
  Fund Shares Sold                                                                 33              3
Prepaid Expenses and Other Assets                                                   9              8
                                                                         ------------   ------------
    Total Assets                                                               80,249         68,752
                                                                         ------------   ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed                                                             --              2
  Due to Advisor                                                                   10              8
Accrued Expenses and Other Liabilities                                             40             34
                                                                         ------------   ------------
    Total Liabilities                                                              50             44
                                                                         ------------   ------------
NET ASSETS                                                               $     80,199   $     68,708
                                                                         ============   ============
SHARES OUTSTANDING $0.01 PAR VALUE
  (Authorized 200,000,000 Shares)                                           8,165,381      7,048,849
                                                                         ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $       9.82   $       9.75
                                                                         ============   ============
Investments at Cost                                                      $     80,439   $     69,128
                                                                         ============   ============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

                                                                  LWAS/DFA         LWAS/DFA          LWAS/DFA
                                                                  U.S. HIGH        TWO-YEAR          TWO-YEAR
                                                               BOOK TO MARKET    FIXED INCOME       GOVERNMENT
                                                                  PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                               --------------   --------------    --------------
INVESTMENT INCOME
  Income Distributions Received from Affiliated
    Investment Company                                         $        1,587               --                --
  Interest                                                                 --   $        2,481    $        2,133
                                                               --------------   --------------    --------------
    Total Investment Income                                             1,587            2,481             2,133
                                                               --------------   --------------    --------------
EXPENSES
  Investment Advisory Services Fees                                        --              121               105
  Administrative Services Fees                                             10               --                --
  Accounting & Transfer Agent Fees                                          2               40                35
  Shareholder Servicing Fees                                              147               64                56
  Custodian Fees                                                           --                7                 6
  Legal Fees                                                                3                2                 3
  Audit Fees                                                                1               28                24
  Filing Fees                                                              13               13                14
  Shareholders' Reports                                                    18               15                12
  Other                                                                    --                4                 2
                                                               --------------   --------------    --------------
    Total Expenses                                                        194              294               257
                                                               --------------   --------------    --------------
  NET INVESTMENT INCOME (LOSS)                                          1,393            2,187             1,876
                                                               --------------   --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated
    Investment Company                                                     92               --                --
  Net Realized Gain (Loss) on Investment Securities
    Sold                                                                  427             (470)             (364)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                              11,293             (351)             (352)
                                                               --------------   --------------    --------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                              11,812             (821)             (716)
                                                               --------------   --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $       13,205   $        1,366    $        1,160
                                                               ==============   ==============    ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                   LWAS/DFA                    LWAS/DFA                    LWAS/DFA
                                                   U.S. HIGH                   TWO-YEAR                    TWO-YEAR
                                                BOOK TO MARKET               FIXED INCOME                 GOVERNMENT
                                                   PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                           ------------------------    ------------------------    ------------------------
                                              YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED        ENDED         ENDED          ENDED        ENDED
                                            NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                              2005          2004          2005          2004          2005          2004
                                           ----------    ----------    ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)             $    1,393    $      741    $    2,187    $    1,332    $    1,876    $    1,197
  Capital Gain Distributions
   Received from Affiliated
   Investment Company                              92            --            --            --            --            --
  Net Realized Gain (Loss) on
   Investment Securities Sold                     427           134          (470)         (454)         (364)         (393)
  Change in Unrealized Appreciation
   (Depreciation) of Investment
   Securities                                  11,293        15,602          (351)         (316)         (352)           16
                                           ----------    ----------    ----------    ----------    ----------    ----------
  Net Increase (Decrease) in Net
   Assets Resulting from Operations            13,205        16,477         1,366           562         1,160           820
                                           ----------    ----------    ----------    ----------    ----------    ----------
Distributions From:
  Net Investment Income                          (991)         (976)       (1,979)       (1,155)       (1,726)       (1,100)
  Net Short-Term Gains                             --            --            --        (1,374)           --        (1,836)
  Net Long-Term Gains                              --            --            --          (281)           --            --
                                           ----------    ----------    ----------    ----------    ----------    ----------
     Total Distributions                         (991)         (976)       (1,979)       (2,810)       (1,726)       (2,936)
                                           ----------    ----------    ----------    ----------    ----------    ----------
Capital Share Transactions (a):
  Shares Issued                                12,442        10,202        13,151        19,535        16,307        17,475
  Shares Issued in Lieu of Cash
   Distributions                                  863           862         1,694         2,433         1,630         2,795
  Shares Redeemed                             (14,702)      (10,558)      (14,617)      (12,237)      (18,516)      (33,441)
                                           ----------    ----------    ----------    ----------    ----------    ----------
  Net Increase (Decrease) from Capital
   Share Transactions                          (1,397)          506           228         9,731          (579)      (13,171)
                                           ----------    ----------    ----------    ----------    ----------    ----------
     Total Increase (Decrease) in Net
      Assets                                   10,817        16,007          (385)        7,483        (1,145)      (15,287)

NET ASSETS
  Beginning of Period                          92,494        76,487        80,584        73,101        69,853        85,140
                                           ----------    ----------    ----------    ----------    ----------    ----------
  End of Period                            $  103,311    $   92,494    $   80,199    $   80,584    $   68,708    $   69,853
                                           ==========    ==========    ==========    ==========    ==========    ==========

(a) SHARES ISSUED AND REDEEMED:
    Shares Issued                                 952           921         1,339         1,941         1,672         1,764
    Shares Issued in Lieu of Cash
     Distributions                                 67            78           173           245           167           284
    Shares Redeemed                            (1,124)         (943)       (1,490)       (1,229)       (1,900)       (3,342)
                                           ----------    ----------    ----------    ----------    ----------    ----------
                                                 (105)           56            22           957           (61)       (1,294)
                                           ==========    ==========    ==========    ==========    ==========    ==========

ACCUMULATED NET INVESTMENT INCOME
 (LOSS)                                    $      401    $       (1)   $      622    $      414    $      551    $      401

               See accompanying Notes to the Financial Statements.

                   LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR           YEAR           YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED
                                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                   2005           2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $    12.28     $    10.23     $     8.74     $    11.17     $    12.14
                                                ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.19           0.10           0.13           0.12           0.25
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                   1.57           2.08           1.59          (0.98)          0.90
                                                ----------     ----------     ----------     ----------     ----------
    Total from Investment Operations                  1.76           2.18           1.72          (0.86)          1.15
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                              (0.13)         (0.13)         (0.12)         (0.13)         (0.25)
  Net Realized Gains                                    --             --          (0.11)         (1.44)         (1.87)
                                                ----------     ----------     ----------     ----------     ----------
    Total Distributions                              (0.13)         (0.13)         (0.23)         (1.57)         (2.12)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    13.91     $    12.28     $    10.23     $     8.74     $    11.17
======================================================================================================================
Total Return                                         14.44%         21.45%         20.18%         (8.86)%        10.74%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  103,311     $   92,494     $   76,487     $   71,336     $   99,247
Ratio of Expenses to Average Net Assets (1)           0.34%          0.35%          0.36%          0.36%          0.36%
Ratio of Net Investment Income to Average
  Net Assets                                          1.43%          0.87%          1.39%          1.15%          1.53%
----------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                                                ----------------------------------------------------------------------
                                                   YEAR           YEAR           YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED
                                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                   2005           2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $     9.90     $    10.17     $    10.40     $    10.25     $    10.15
                                                ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.27           0.16           0.23           0.32           0.47
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                        (0.11)         (0.08)         (0.01)          0.18           0.16
                                                ----------     ----------     ----------     ----------     ----------
    Total From Investment Operations                  0.16           0.08           0.22           0.50           0.63
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                              (0.24)         (0.14)         (0.22)         (0.35)         (0.53)
  Net Realized Gains                                    --          (0.21)         (0.23)            --             --
                                                ----------     ----------     ----------     ----------     ----------
    Total Distributions                              (0.24)         (0.35)         (0.45)         (0.35)         (0.53)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $     9.82     $     9.90     $    10.17     $    10.40     $    10.25
======================================================================================================================
Total Return                                          1.65%          0.85%          2.15%          4.95%          6.46%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $   80,199     $   80,584     $   73,101     $   82,184     $  105,656
Ratio of Expenses to Average Net Assets               0.36%          0.38%          0.37%          0.35%          0.35%
Ratio of Net Investment Income to Average
  Net Assets                                          2.72%          1.65%          1.72%          3.09%          4.63%
Portfolio Turnover Rate                                 48%           152%           171%           131%            58%
----------------------------------------------------------------------------------------------------------------------

                                                                LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                                                ----------------------------------------------------------------------
                                                   YEAR           YEAR           YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED
                                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                   2005           2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $     9.83     $    10.13     $    10.46     $    10.37     $    10.13
                                                ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.26           0.17           0.16           0.31           0.47
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                        (0.10)         (0.06)          0.06           0.16           0.29
                                                ----------     ----------     ----------     ----------     ----------
    Total From Investment Operations                  0.16           0.11           0.22           0.47           0.76
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                              (0.24)         (0.15)         (0.20)         (0.34)         (0.52)
  Net Realized Gains                                    --          (0.26)         (0.35)         (0.04)            --
                                                ----------     ----------     ----------     ----------     ----------
    Total Distributions                              (0.24)         (0.41)         (0.55)         (0.38)         (0.52)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $     9.75     $     9.83     $    10.13     $    10.46     $    10.37
======================================================================================================================
Total Return                                          1.67%          1.10%          2.11%          4.73%          7.79%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $   68,708     $   69,853     $   85,140     $   85,609     $  108,422
Ratio of Expenses to Average Net Assets               0.37%          0.36%          0.35%          0.35%          0.34%
Ratio of Net Investment Income to Average
  Net Assets                                          2.67%          1.63%          1.57%          2.88%          4.57%
Portfolio Turnover Rate                                 44%           142%           216%           165%           113%
----------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which three (the "Portfolios") are presented in this report.

     The LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At November 30, 2005, the Portfolio owned 2% of the outstanding shares of the Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by the LWAS/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are valued at the most recently quoted bid price or prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the year ended November 30, 2005, the Portfolios' administrative services fees or investment advisory services fees, respectively, were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio:

                                                            ADMINISTRATIVE    ADVISORY
                                                                 FEES           FEES
                                                            --------------    --------
          LWAS/DFA U.S. High Book to Market Portfolio            0.01%            --
          LWAS/DFA Two-Year Fixed Income Portfolio                 --           0.15%
          LWAS/DFA Two-Year Government Portfolio                   --           0.15%

     In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay to LWIF fees at the following effective annual rates of their average daily net assets for each Portfolio:

          LWAS/DFA U.S. High Book to Market Portfolio                           0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio                              0.08%
          LWAS/DFA Two-Year Government Portfolio                                0.08%

FEES PAID TO OFFICERS AND DIRECTORS:

     Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2005, the total related amounts paid by Dimensional Investment Group Inc. under this arrangement were $17 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

     At November 30, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows (amounts in thousands):

          LWAS/DFA U.S. High Book to Market Portfolio                          $   2
          LWAS/DFA Two-Year Fixed Income Portfolio                                 1
          LWAS/DFA Two-Year Government Portfolio                                   1

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2005, the following portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                              U.S. GOVERNMENT           OTHER INVESTMENT
                                                                 SECURITIES                SECURITIES
                                                          -----------------------   -----------------------
                                                           PURCHASES      SALES      PURCHASES      SALES
                                                          ----------   ----------   ----------   ----------
LWAS/DFA Two-Year Fixed Income Portfolio                  $   11,011   $   21,004   $   28,309   $   17,401
LWAS/DFA Two-Year Government Portfolio                        30,623       31,307           --           --

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of November 30, 2005, there were no permanent differences in the Portfolios.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                                                  NET INVESTMENT
                                                      INCOME
                                                  AND SHORT-TERM    LONG-TERM      RETURN OF
                                                   CAPITAL GAINS   CAPITAL GAINS    CAPITAL      TOTAL
                                                  --------------   -------------   ---------   --------
LWAS/DFA U.S. High Book to Market Portfolio
2005                                                 $    991               --            --   $    991
2004                                                      935               --      $     41        976
LWAS/DFA Two-Year Fixed Income Portfolio
2005                                                    1,979               --            --      1,979
2004                                                    2,531         $    279            --      2,810
LWAS/DFA Two-Year Government Portfolio
2005                                                    1,726               --            --      1,726
2004                                                    2,936               --            --      2,936

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                   UNDISTRIBUTED
                                                        NET                                            TOTAL NET
                                                     INVESTMENT                                      DISTRIBUTABLE
                                                     INCOME AND     UNDISTRIBUTED       CAPITAL        EARNINGS/
                                                     SHORT-TERM       LONG-TERM          LOSS        (ACCUMULATED
                                                   CAPITAL GAINS    CAPITAL GAINS    CARRYFORWARD        LOSS)
                                                   -------------    -------------    ------------    -------------
LWAS/DFA U.S. High Book to Market Portfolio           $    403         $     82              --        $    485
LWAS/DFA Two-Year Fixed Income Portfolio                   623               --        $   (924)           (301)
LWAS/DFA Two-Year Government Portfolio                     551               --            (757)           (206)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                        EXPIRES ON
                                                                       NOVEMBER 30,
                                                                   --------------------
                                                                     2012         2013        TOTAL
                                                                   -------      -------      -------
LWAS/DFA Two-Year Fixed Income Portfolio                           $   454      $   470      $   924
LWAS/DFA Two-Year Government Portfolio                                 393          364          757

     During the year ended November 30, 2005, LWAS/DFA U.S. High Book to Market utilized $359 (in thousands) of capital loss carryforwards to offset realized capital gains for federal income tax purposes.

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                          NET
                                                                                                      UNREALIZED
                                                        FEDERAL      UNREALIZED      UNREALIZED      APPRECIATION/
                                                       TAX COST     APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                                     ------------   ------------   --------------   --------------
LWAS/DFA U.S. High Book to Market Portfolio          $     75,621   $     38,334   $      (10,623)  $       27,711
LWAS/DFA Two-Year Fixed Income Portfolio                   80,439             --             (939)            (939)
LWAS/DFA Two-Year Government Portfolio                     69,128             --             (779)            (779)

G. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

     REPURCHASE AGREEMENTS: The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

H. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Portfolios under the line of credit with the domestic custodian bank during the year ended November 30, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolios under the line of credit with the international custodian bank during the year ended November 30, 2005.

I. COMPONENTS OF NET ASSETS:

     At November 30, 2005, net assets consisted of (amounts in thousands):

                                                                           LWAS/DFA U.S.      LWAS/DFA       LWAS/DFA
                                                                            HIGH BOOK TO      TWO-YEAR       TWO-YEAR
                                                                               MARKET       FIXED INCOME    GOVERNMENT
                                                                             PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                           -------------   -------------   -----------
Paid-In Capital                                                            $      75,117   $      81,440   $    69,693
Accumulated Net Investment Income (Loss)                                             401             622           551
Accumulated Net Realized Gain (Loss) of Investment Securities                    (10,541)           (924)         (757)
Unrealized Appreciation (Depreciation) of Investment Securities                   38,334            (939)         (779)
                                                                           -------------   -------------   -----------
Total Net Assets                                                           $     103,311   $      80,199   $    68,708
                                                                           =============   =============   ===========

J. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. OTHER:

     At November 30, 2005, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 NUMBER OF    APPROXIMATE PERCENTAGE
                                                               SHAREHOLDERS   OF OUTSTANDING SHARES
                                                               ------------   ----------------------
          LWAS/DFA U.S. High Book to Market Portfolio                2                 92%
          LWAS/DFA Two-Year Fixed Income Portfolio                   2                 90
          LWAS/DFA Two-Year Government Portfolio                     1                 83

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities of LWAS/DFA U.S. High Book to Market Portfolio, and the statements of assets and liabilities, including the schedules of investments, of LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio, (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, and by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                PERFORMANCE CHART

[CHART]

LWAS/DFA INTERNATIONAL HIGH BOOK-TO-MARKET PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

                    LWAS/DFA INTERNATIONAL HIGH                  MSCI EAFE INDEX
DATE                   BOOK-TO-MARKET PORTFOLIO                  (NET DIVIDENDS)
11/30/1995                                10000                            10000
12/31/1995                                10487                            10403
 1/31/1996                                10587                            10446
 2/29/1996                                10653                            10481
 3/31/1996                                10803                            10703
 4/30/1996                                11220                            11015
 5/31/1996                                11111                            10812
 6/30/1996                                11153                            10873
 7/31/1996                                10853                            10555
 8/31/1996                                10895                            10578
 9/30/1996                                11086                            10859
10/31/1996                                10978                            10748
11/30/1996                                11461                            11176
12/31/1996                                11315                            11032
 1/31/1997                                10930                            10646
 2/28/1997                                11032                            10820
 3/31/1997                                11067                            10859
 4/30/1997                                11007                            10917
 5/31/1997                                11846                            11627
 6/30/1997                                12352                            12268
 7/31/1997                                12523                            12467
 8/31/1997                                11701                            11536
 9/30/1997                                12129                            12182
10/31/1997                                11495                            11246
11/30/1997                                11007                            11131
12/31/1997                                10959                            11228
 1/31/1998                                11619                            11742
 2/28/1998                                12377                            12495
 3/31/1998                                12930                            12880
 4/30/1998                                12965                            12982
 5/31/1998                                13081                            12919
 6/30/1998                                12956                            13016
 7/31/1998                                13099                            13148
 8/31/1998                                11387                            11520
 9/30/1998                                10772                            11166
10/31/1998                                11842                            12330
11/30/1998                                12359                            12962
12/31/1998                                12598                            13473
 1/31/1999                                12343                            13434
 2/28/1999                                12032                            13113
 3/31/1999                                12772                            13661
 4/30/1999                                13530                            14214
 5/31/1999                                12845                            13482
 6/30/1999                                13421                            14008
 7/31/1999                                13896                            14424
 8/31/1999                                14033                            14477
 9/30/1999                                14078                            14623
10/31/1999                                14014                            15170
11/30/1999                                13969                            15698
12/31/1999                                14660                            17106
 1/31/2000                                13529                            16019
 2/29/2000                                13184                            16451
 3/31/2000                                13912                            17088
 4/30/2000                                13548                            16189
 5/31/2000                                13807                            15794
 6/30/2000                                14765                            16411
 7/31/2000                                14286                            15723
 8/31/2000                                14411                            15860
 9/30/2000                                13989                            15088
10/31/2000                                13884                            14731
11/30/2000                                13865                            14179
12/31/2000                                14638                            14683
 1/31/2001                                14659                            14675
 2/28/2001                                14214                            13575
 3/31/2001                                13344                            12670
 4/30/2001                                14040                            13551
 5/31/2001                                13931                            13072
 6/30/2001                                13670                            12538
 7/31/2001                                13387                            12310
 8/31/2001                                13572                            11998
 9/30/2001                                11843                            10782
10/31/2001                                11908                            11059
11/30/2001                                12343                            11466
12/31/2001                                12394                            11534
 1/31/2002                                12128                            10922
 2/28/2002                                12261                            10998
 3/31/2002                                13024                            11593
 4/30/2002                                13459                            11670
 5/31/2002                                13907                            11818
 6/30/2002                                13520                            11347
 7/31/2002                                12128                            10227
 8/31/2002                                12116                            10204
 9/30/2002                                10675                             9108
10/31/2002                                10978                             9598
11/30/2002                                11632                            10033
12/31/2002                                11341                             9696
 1/31/2003                                10963                             9291
 2/28/2003                                10736                             9078
 3/31/2003                                10484                             8899
 4/30/2003                                11631                             9772
 5/31/2003                                12500                            10364
 6/30/2003                                12903                            10614
 7/31/2003                                13483                            10871
 8/31/2003                                13836                            11134
 9/30/2003                                14353                            11477
10/31/2003                                15487                            12192
11/30/2003                                15814                            12463
12/31/2003                                16996                            13437
 1/31/2004                                17434                            13627
 2/29/2004                                17950                            13942
 3/31/2004                                18233                            14020
 4/30/2004                                17679                            13703
 5/31/2004                                17846                            13749
 6/30/2004                                18581                            14050
 7/31/2004                                17891                            13594
 8/31/2004                                18125                            13654
 9/30/2004                                18697                            14011
10/31/2004                                19417                            14489
11/30/2004                                20858                            15479
12/31/2004                                21891                            16158
 1/31/2005                                21662                            15861
 2/28/2005                                22512                            16546
 3/31/2005                                21954                            16131
 4/30/2005                                21279                            15752
 5/31/2005                                21306                            15759
 6/30/2005                                21645                            15968
 7/31/2005                                22602                            16458
 8/31/2005                                23354                            16874
 9/30/2005                                23998                            17625
10/31/2005                                23627                            17110
11/30/2005                                24053                            17529

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                         15.32%           11.65%            9.17%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2005

     International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index. Net returns were diminished considerably by appreciation of the U.S. dollar relative to the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona. Overall, currency exchange rate changes negatively impacted returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 27.48% in local currency and 13.27% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                   LOCAL
                                                  CURRENCY    U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                      RETURN       RETURN
-----------------------------                     --------    -----------
United Kingdom (net dividends)                       19.09%          7.72%
Japan (net dividends)                                41.66%         21.55%
France                                               25.50%         11.33%
Switzerland                                          38.51%         19.87%
Germany                                              26.12%         11.88%
Netherlands                                          29.13%         14.55%
Australia                                            25.56%         19.79%
Italy                                                19.84%          6.30%
Spain                                                24.16%         10.12%
Sweden                                               27.30%          6.03%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (price only)                              20.35%
MSCI EAFE Value Index (net dividends)                               14.35%
MSCI EAFE Index (net dividends)                                     13.27%
MSCI EAFE Growth Index (net dividends)                              12.14%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 33.12% for the MSCI Emerging Markets Index (gross dividends), and 13.27% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                                          TOTAL
                                                                         RETURNS
COUNTRY                                                                 (U.S. $)
-------                                                                 --------
Argentina                                                                  67.41%
Brazil                                                                     73.90%
Thailand                                                                    4.11%
Chile                                                                      30.93%
Indonesia                                                                   6.11%
Hungary                                                                    28.07%
Israel                                                                     32.85%
Poland                                                                     34.73%
Taiwan                                                                      6.89%
Mexico                                                                     53.97%
Malaysia                                                                    0.54%
Philippines                                                                22.52%
Turkey                                                                     80.71%
South Korea                                                                47.97%

----------
Source: DataStream International

MASTER-FEEDER STRUCTURE

     The Master Fund described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

     The LWAS/DFA International High Book to Market Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The International Value Series (the "Master Fund") that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 634 stocks in 22 developed-country markets, as of November 30, 2005, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.00% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, value stocks outperformed growth stocks in international markets. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 12.14% for the MSCI EAFE Growth Index (net dividends), and 14.35% for the MSCI EAFE Value Index (net dividends). Total return for the LWAS/DFA International High Book to Market Portfolio over this year was 15.32%. Relative to the MSCI EAFE Value Index (net dividends) outperformance of the Master Fund was primarily due to greater exposure to stocks with more pronounced value characteristics and those with smaller market capitalizations. International large stocks falling in the top quartile when ranked by book-to-market ratio outperformed most other stocks in the MSCI EAFE Value Index (net dividends) and average weight allocated to this sector was 76% held by the Master Fund compared to 35% for the Index. Stocks held by the Master Fund with market caps between $1.5 and $50 billion exceeded the performance of the MSCI EAFE Value Index and average weight allocated to these stocks was 83% compared to 63% for the Index.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     ACTUAL FUND RETURN

        This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

        To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

        This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLE

                                                           BEGINNING     ENDING                    EXPENSES
                                                            ACCOUNT     ACCOUNT     ANNUALIZED       PAID
                                                             VALUE       VALUE       EXPENSE        DURING
                                                            06/01/05    11/30/05      RATIO         PERIOD*
                                                          ----------   ----------   ----------    ----------
Actual Fund Return                                        $    1,000   $ 1,128.90         0.50%   $     2.67
Hypothetical 5% Annual Return                             $    1,000   $ 1,022.56         0.50%   $     2.54

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period. The expenses shown reflect the direct expenses of the feeder fund and the indirect payment of the feeder fund's portion of the expenses of its master fund.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Affiliated Investment Companies                                            100.0%

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust
  Company (Affiliated Investment Company) (8,024,043 Shares, Cost $70,886)
  at Value+                                                                        $    138,816
Receivables:
  Investment Securities Sold                                                                 25
  Fund Shares Sold                                                                           10
Prepaid Expenses and Other Assets                                                             8
                                                                                   ------------
    Total Assets                                                                        138,859
                                                                                   ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed                                                                       35
  Due to Advisor                                                                              1
Accrued Expenses and Other Liabilities                                                       41
                                                                                   ------------
    Total Liabilities                                                                        77
                                                                                   ------------
NET ASSETS                                                                         $    138,782
                                                                                   ============
SHARES OUTSTANDING, $0.01 PAR VALUE
  (Authorized 100,000,000 Shares)                                                     7,935,863
                                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $      17.49
                                                                                   ============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment Company                 $      4,142
                                                                                   ------------
EXPENSES
  Administrative Services Fees                                                               13
  Accounting & Transfer Agent Fees                                                            3
  Shareholder Servicing Fees                                                                252
  Legal Fees                                                                                  1
  Audit Fees                                                                                  1
  Filing Fees                                                                                17
  Shareholders' Reports                                                                      25
  Directors' Fees and Expenses                                                                1
  Other                                                                                       1
                                                                                   ------------
    Total Expenses                                                                          314
                                                                                   ------------
  NET INVESTMENT INCOME (LOSS)                                                            3,828
                                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment Company                  4,814
  Net Realized Gain (Loss) on Investment Securities Sold                                  1,616
  Change in Unrealized Appreciation (Depreciation) of Investment Securities               8,800
                                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                                                15,230
                                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $     19,058
                                                                                   ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                             YEAR           YEAR
                                                                            ENDED           ENDED
                                                                           NOV. 30,       NOV. 30,
                                                                             2005           2004
                                                                         ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                           $      3,828   $      2,205
  Capital Gain Distributions Received from Affiliated Fund                      4,814             --
  Net Realized Gain (Loss) on Investment Securities Sold                        1,616          3,085
  Change in Unrealized Appreciation (Depreciation) of Investment
    Securities                                                                  8,800         27,548
                                                                         ------------   ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations              19,058         32,838
                                                                         ------------   ------------
Distributions From:
  Net Investment Income                                                        (3,430)        (4,270)
  Net Short-Term Gains                                                           (168)            (9)
  Net Long-Term Gains                                                          (2,755)           (77)
                                                                         ------------   ------------
      Total Distributions                                                      (6,353)        (4,356)
                                                                         ------------   ------------
Capital Share Transactions (a):
  Shares Issued                                                                14,123         10,358
  Shares Issued in Lieu of Cash Distributions                                   5,544          4,125
  Shares Redeemed                                                             (23,987)       (22,510)
                                                                         ------------   ------------
  Net Increase (Decrease) from Capital Share Transactions                      (4,320)        (8,027)
                                                                         ------------   ------------
      Total Increase (Decrease) in Net Assets                                   8,385         20,455

NET ASSETS
  Beginning of Period                                                         130,397        109,942
                                                                         ------------   ------------
  End of Period                                                          $    138,782   $    130,397
                                                                         ============   ============

(a) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                 856            748
    Shares Issued in Lieu of Cash Distributions                                   348            311
    Shares Redeemed                                                            (1,456)        (1,631)
                                                                         ------------   ------------
                                                                                 (252)          (572)
                                                                         ============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                 $        397   $         (1)

                 See accompanying Notes to Financial Statements.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR           YEAR           YEAR           YEAR           YEAR
                                                  ENDED          ENDED           ENDED         ENDED           ENDED
                                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                   2005           2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $    15.93     $    12.55     $     9.61     $    11.35     $    14.47
                                                ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.48           0.27           0.24           0.30           0.32
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                   1.87           3.63           3.07          (0.90)         (1.68)
                                                ----------     ----------     ----------     ----------     ----------
    Total from Investment Operations                  2.35           3.90           3.31          (0.60)         (1.36)
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                              (0.43)         (0.51)         (0.24)         (0.34)         (0.33)
  Net Realized Gains                                 (0.36)         (0.01)         (0.13)         (0.80)         (1.43)
                                                ----------     ----------     ----------     ----------     ----------
    Total Distributions                              (0.79)         (0.52)         (0.37)         (1.14)         (1.76)
                                                ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                  $    17.49     $    15.93     $    12.55     $     9.61     $    11.35
======================================================================================================================
Total Return                                         15.32%         31.89%         35.96%         (5.76)%        10.97%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  138,782     $  130,397     $  109,942     $   89,140     $  141,058
Ratio of Expenses to Average Net Assets (1)           0.50%          0.52%          0.55%          0.54%          0.52%
Ratio of Net Investment Income to Average
  Net Assets                                          2.88%          1.88%          2.20%          2.15%          2.14%
----------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-one portfolios, of which the LWAS/DFA International High Book to Market Portfolio ("the Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2005, the Portfolio owned 3% of the outstanding shares of the Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2005, the total liability (in thousands) for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $2.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2005, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of the Portfolio's average daily net assets.

     In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays to LWIF a fee at the effective annual rate of 0.19 of 1% of its average daily net assets.

FEES PAID TO OFFICERS AND DIRECTORS:

     Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2005, the total related amounts paid by the Fund under this arrangement were $107 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of November 30, 2005, there were no permanent differences in the Portfolio.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                                    NET INVESTMENT
                                        INCOME
                                    AND SHORT-TERM      LONG-TERM
                                     CAPITAL GAINS    CAPITAL GAIN       TOTAL
                                    --------------    ------------    ----------
2005                                  $    3,598       $    2,755     $    6,353
2004                                       4,267               89          4,356

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                  UNDISTRIBUTED
                       NET                            TOTAL NET
                   INVESTMENT                       DISTRIBUTABLE
                   INCOME AND      UNDISTRIBUTED      EARNINGS
                   SHORT-TERM        LONG-TERM      (ACCUMULATED
                  CAPITAL GAINS    CAPITAL GAINS       LOSSES)
                  -------------    -------------    -------------
                    $    680         $    5,706       $    6,386

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                              NET
                                                           UNREALIZED
              FEDERAL     UNREALIZED      UNREALIZED     APPRECIATION/
             TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
           -----------   ------------   --------------   --------------
           $    75,990    $    67,930    $      (5,104)    $    62,826

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Portfolio under the line of credit with the domestic custodian bank during the year ended November 30, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by Portfolio the under the line of credit with the international custodian bank during the year ended November 30, 2005.

F. COMPONENTS OF NET ASSETS:

     At November 30, 2005, net assets consisted of (amounts in thousands):

                    ACCUMULATED   ACCUMULATED     UNREALIZED
                        NET       NET REALIZED   APPRECIATION
                     INVESTMENT   GAIN (LOSS)   (DEPRECIATION)
         PAID-IN       INCOME    OF INVESTMENT   OF INVESTMENT    TOTAL NET
         CAPITAL       (LOSS)      SECURITIES     SECURITIES       ASSETS
       -----------  -----------  -------------  --------------  ------------
       $    69,572    $    397      $    883      $    67,930   $    138,782

G. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. OTHER:

     At November 30, 2005, two shareholders held approximately 92% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

DATE            THE U.S. LARGE CAP VALUE SERIES         RUSSELL 1000 VALUE INDEX
11/30/1995                                10000                            10000
12/31/1995                                10072                            10251
 1/31/1996                                10358                            10571
 2/29/1996                                10513                            10651
 3/31/1996                                10879                            10832
 4/30/1996                                11058                            10873
 5/31/1996                                11244                            11009
 6/30/1996                                10917                            11018
 7/31/1996                                10432                            10602
 8/31/1996                                10846                            10905
 9/30/1996                                11063                            11339
10/31/1996                                11425                            11778
11/30/1996                                12248                            12632
12/31/1996                                12129                            12470
 1/31/1997                                12563                            13075
 2/28/1997                                12813                            13267
 3/31/1997                                12227                            12789
 4/30/1997                                12629                            13326
 5/31/1997                                13610                            14071
 6/30/1997                                14028                            14675
 7/31/1997                                15435                            15779
 8/31/1997                                15207                            15217
 9/30/1997                                16008                            16136
10/31/1997                                15188                            15686
11/30/1997                                15349                            16379
12/31/1997                                15564                            16857
 1/31/1998                                15771                            16620
 2/28/1998                                17150                            17738
 3/31/1998                                18112                            18824
 4/30/1998                                18212                            18950
 5/31/1998                                18058                            18669
 6/30/1998                                18015                            18908
 7/31/1998                                17390                            18576
 8/31/1998                                14225                            15812
 9/30/1998                                14947                            16719
10/31/1998                                16167                            18015
11/30/1998                                17180                            18854
12/31/1998                                17464                            19495
 1/31/1999                                17802                            19651
 2/28/1999                                17345                            19374
 3/31/1999                                17906                            19775
 4/30/1999                                19811                            21622
 5/31/1999                                19791                            21384
 6/30/1999                                20122                            22005
 7/31/1999                                19290                            21360
 8/31/1999                                18598                            20567
 9/30/1999                                17601                            19850
10/31/1999                                18275                            20993
11/30/1999                                17977                            20829
12/31/1999                                18325                            20929
 1/31/2000                                17040                            20247
 2/29/2000                                15508                            18743
 3/31/2000                                17705                            21029
 4/30/2000                                18238                            20785
 5/31/2000                                18201                            21003
 6/30/2000                                16937                            20044
 7/31/2000                                17685                            20294
 8/31/2000                                18720                            21422
 9/30/2000                                18415                            21620
10/31/2000                                19142                            22151
11/30/2000                                18527                            21330
12/31/2000                                20237                            22398
 1/31/2001                                21234                            22483
 2/28/2001                                21220                            21858
 3/31/2001                                20573                            21087
 4/30/2001                                21797                            22120
 5/31/2001                                22431                            22618
 6/30/2001                                22158                            22116
 7/31/2001                                22129                            22069
 8/31/2001                                21154                            21184
 9/30/2001                                18801                            19693
10/31/2001                                18787                            19523
11/30/2001                                20560                            20658
12/31/2001                                21045                            21145
 1/31/2002                                21273                            20982
 2/28/2002                                21544                            21016
 3/31/2002                                22440                            22010
 4/30/2002                                22240                            21255
 5/31/2002                                22383                            21361
 6/30/2002                                21025                            20135
 7/31/2002                                18687                            18263
 8/31/2002                                18988                            18400
 9/30/2002                                16884                            16354
10/31/2002                                17547                            17565
11/30/2002                                18784                            18672
12/31/2002                                17940                            17862
 1/31/2003                                17520                            17429
 2/28/2003                                17013                            16964
 3/31/2003                                16933                            16993
 4/30/2003                                18501                            18488
 5/31/2003                                19735                            19683
 6/30/2003                                19947                            19929
 7/31/2003                                20457                            20226
 8/31/2003                                21185                            20541
 9/30/2003                                20720                            20340
10/31/2003                                22109                            21585
11/30/2003                                22604                            21878
12/31/2003                                24157                            23226
 1/31/2004                                24568                            23635
 2/29/2004                                25201                            24140
 3/31/2004                                25099                            23928
 4/30/2004                                24687                            23344
 5/31/2004                                24819                            23582
 6/30/2004                                25570                            24139
 7/31/2004                                24742                            23798
 8/31/2004                                24742                            24136
 9/30/2004                                25502                            24510
10/31/2004                                25813                            24917
11/30/2004                                27503                            26178
12/31/2004                                28606                            27055
 1/31/2005                                27890                            26573
 2/28/2005                                28740                            27453
 3/31/2005                                28662                            27077
 4/30/2005                                27691                            26592
 5/31/2005                                28871                            27233
 6/30/2005                                29467                            27530
 7/31/2005                                30935                            28327
 8/31/2005                                30680                            28204
 9/30/2005                                31153                            28600
10/31/2005                                30326                            27873
11/30/2005                                31537                            28785

AVERAGE ANNUAL           ONE              FIVE               TEN
TOTAL RETURN             YEAR             YEARS             YEARS
------------------------------------------------------------------
                         14.66%           11.22%            12.17%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

                          THE DFA INTERNATIONAL                  MSCI EAFE INDEX
DATE                               VALUE SERIES                  (NET DIVIDENDS)
11/30/1995                                10000                            10000
12/31/1995                                10485                            10403
 1/31/1996                                10590                            10446
 2/29/1996                                10657                            10481
 3/31/1996                                10807                            10703
 4/30/1996                                11228                            11015
 5/31/1996                                11122                            10812
 6/30/1996                                11162                            10873
 7/31/1996                                10863                            10555
 8/31/1996                                10911                            10578
 9/30/1996                                11103                            10859
10/31/1996                                10996                            10748
11/30/1996                                11485                            11176
12/31/1996                                11335                            11032
 1/31/1997                                10956                            10646
 2/28/1997                                11056                            10820
 3/31/1997                                11097                            10859
 4/30/1997                                11037                            10917
 5/31/1997                                11874                            11627
 6/30/1997                                12390                            12268
 7/31/1997                                12561                            12467
 8/31/1997                                11737                            11536
 9/30/1997                                12169                            12182
10/31/1997                                11532                            11246
11/30/1997                                11044                            11131
12/31/1997                                11000                            11228
 1/31/1998                                11664                            11742
 2/28/1998                                12430                            12495
 3/31/1998                                12980                            12880
 4/30/1998                                13021                            12982
 5/31/1998                                13143                            12919
 6/30/1998                                13016                            13016
 7/31/1998                                13160                            13148
 8/31/1998                                11439                            11520
 9/30/1998                                10823                            11166
10/31/1998                                11902                            12330
11/30/1998                                12424                            12962
12/31/1998                                12667                            13473
 1/31/1999                                12416                            13434
 2/28/1999                                12102                            13113
 3/31/1999                                12848                            13661
 4/30/1999                                13611                            14214
 5/31/1999                                12921                            13482
 6/30/1999                                13503                            14008
 7/31/1999                                13991                            14424
 8/31/1999                                14128                            14477
 9/30/1999                                14179                            14623
10/31/1999                                14116                            15170
11/30/1999                                14072                            15698
12/31/1999                                14767                            17106
 1/31/2000                                13629                            16019
 2/29/2000                                13288                            16451
 3/31/2000                                14026                            17088
 4/30/2000                                13661                            16189
 5/31/2000                                13923                            15794
 6/30/2000                                14893                            16411
 7/31/2000                                14410                            15723
 8/31/2000                                14537                            15860
 9/30/2000                                14117                            15088
10/31/2000                                14013                            14731
11/30/2000                                14001                            14179
12/31/2000                                14779                            14683
 1/31/2001                                14803                            14675
 2/28/2001                                14357                            13575
 3/31/2001                                13481                            12670
 4/30/2001                                14192                            13551
 5/31/2001                                14084                            13072
 6/30/2001                                13816                            12538
 7/31/2001                                13535                            12310
 8/31/2001                                13731                            11998
 9/30/2001                                11981                            10782
10/31/2001                                12054                            11059
11/30/2001                                12496                            11466
12/31/2001                                12547                            11534
 1/31/2002                                12275                            10922
 2/28/2002                                12411                            10998
 3/31/2002                                13191                            11593
 4/30/2002                                13636                            11670
 5/31/2002                                14094                            11818
 6/30/2002                                13699                            11347
 7/31/2002                                12298                            10227
 8/31/2002                                12285                            10204
 9/30/2002                                10825                             9108
10/31/2002                                11139                             9598
11/30/2002                                11805                            10033
12/31/2002                                11505                             9696
 1/31/2003                                11125                             9291
 2/28/2003                                10897                             9078
 3/31/2003                                10639                             8899
 4/30/2003                                11807                             9772
 5/31/2003                                12696                            10364
 6/30/2003                                13105                            10614
 7/31/2003                                13697                            10871
 8/31/2003                                14058                            11134
 9/30/2003                                14596                            11477
10/31/2003                                15746                            12192
11/30/2003                                16083                            12463
12/31/2003                                17290                            13437
 1/31/2004                                17733                            13627
 2/29/2004                                18267                            13942
 3/31/2004                                18552                            14020
 4/30/2004                                17992                            13703
 5/31/2004                                18174                            13749
 6/30/2004                                18925                            14050
 7/31/2004                                18227                            13594
 8/31/2004                                18464                            13654
 9/30/2004                                19055                            14011
10/31/2004                                19784                            14489
11/30/2004                                21254                            15479
12/31/2004                                22313                            16158
 1/31/2005                                22091                            15861
 2/28/2005                                22965                            16546
 3/31/2005                                22398                            16131
 4/30/2005                                21718                            15752
 5/31/2005                                21745                            15759
 6/30/2005                                22094                            15968
 7/31/2005                                23080                            16458
 8/31/2005                                23840                            16874
 9/30/2005                                24510                            17625
10/31/2005                                24142                            17110
11/30/2005                                24572                            17529

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                         15.61%           11.91%            9.41%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

        This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

        To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

        This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLES

                                                           BEGINNING     ENDING                    EXPENSES
                                                            ACCOUNT     ACCOUNT     ANNUALIZED       PAID
                                                             VALUE       VALUE       EXPENSE        DURING
                                                            06/01/05    11/30/05      RATIO         PERIOD*
                                                          ----------   ----------   ----------    ----------
THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return                                        $ 1,000.00   $ 1,092.40         0.14%   $     0.73
Hypothetical 5% Annual Return                             $ 1,000.00   $ 1,024.37         0.14%   $     0.71

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return                                        $ 1,000.00   $ 1,130.00         0.26%   $     1.39
Hypothetical 5% Annual Return                             $ 1,000.00   $ 1,023.76         0.26%   $     1.32

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period.

                        THE DFA INVESTMENT TRUST COMPANY

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

THE U.S. LARGE CAP VALUE SERIES

Financials                                                                  31.9%
Consumer Discretionary                                                      24.7
Industrials                                                                  9.8
Energy                                                                       7.6
Telecommunication Services                                                   6.3
Information Technology                                                       6.1
Materials                                                                    5.8
Consumer Staples                                                             3.9
Health Care                                                                  3.5
Utilities                                                                    0.4
                                                                           -----
                                                                           100.0%
                                                                           =====

THE DFA INTERNATIONAL VALUE SERIES

Financials                                                                  38.2%
Consumer Discretionary                                                      18.4
Materials                                                                   11.4
Industrials                                                                 11.1
Telecommunication Services                                                   6.6
Consumer Staples                                                             4.0
Utilities                                                                    3.4
Energy                                                                       2.9
Information Technology                                                       2.3
Other                                                                        1.0
Health Care                                                                  0.7
                                                                           -----
                                                                           100.0%
                                                                           =====

                         THE U.S. LARGE CAP VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                     PERCENTAGE
                                                                     SHARES             VALUE+    OF NET ASSETS**
                                                               ------------   ----------------    ---------------
COMMON STOCKS -- (92.0%)
Financials -- (29.4%)
  Allstate Corp.                                                  1,791,600   $    100,508,760                1.7%
  Bear Stearns Companies, Inc.                                      373,770         41,484,732                0.7%
  Chubb Corp.                                                       453,200         43,887,888                0.8%
  CIT Group, Inc.                                                   877,400         43,431,300                0.7%
  Countrywide Financial Corp.                                     2,467,573         85,896,216                1.5%
  Hartford Financial Services Group, Inc.                         1,173,900        102,563,643                1.8%
  JPMorgan Chase & Co.                                            2,244,400         85,848,300                1.5%
  Lincoln National Corp.                                            809,100         42,057,018                0.7%
  Loews Corp.                                                       878,634         84,858,472                1.5%
 #MBIA, Inc.                                                        673,150         41,587,207                0.7%
 #MetLife, Inc.                                                   3,393,398        174,556,393                3.0%
  Principal Financial Group, Inc.                                 1,125,700         57,039,219                1.0%
  Prudential Financial, Inc.                                      1,887,800        146,115,720                2.5%
  The St. Paul Travelers Companies, Inc.                          3,050,909        141,958,796                2.4%
  Other Securities                                                                 659,781,381               11.3%
                                                                              ----------------    ---------------
 Total Financials                                                                1,851,575,045               31.8%
                                                                              ----------------    ---------------
 Consumer Discretionary -- (22.6%)
#*AutoNation, Inc.                                                2,057,600         42,633,472                0.7%
 #Clear Channel Communications, Inc.                              1,942,666         63,253,205                1.1%
 *Comcast Corp. Class A                                           4,351,825        114,888,180                2.0%
  Federated Department Stores, Inc.                                 757,315         48,793,805                0.8%
 #Ford Motor Co.                                                  6,812,600         55,386,438                0.9%
 #General Motors Corp.                                            2,346,800         51,394,920                0.9%
  Horton (D.R.), Inc.                                             1,091,829         38,694,420                0.7%
 *Liberty Media Corp. Class A                                    10,719,900         82,328,832                1.4%
  Penney (J.C.) Co., Inc.                                         1,120,000         58,766,400                1.0%
  Time Warner, Inc.                                              12,509,580        224,922,248                3.9%
  Tribune Co.                                                     1,207,800         38,613,366                0.7%
  Viacom, Inc. Class B                                            6,264,100        209,220,940                3.6%
  Other Securities                                                                 395,501,220                6.7%
                                                                              ----------------    ---------------
 Total Consumer Discretionary                                                    1,424,397,446               24.4%
                                                                              ----------------    ---------------
 Industrials -- (9.0%)
  Burlington Northern Santa Fe Corp.                              1,283,000         84,908,940                1.5%
  CSX Corp.                                                         934,660         45,461,862                0.8%
  Norfolk Southern Corp.                                          1,825,693         80,768,658                1.4%
  Northrop Grumman Corp.                                          1,650,684         94,699,741                1.6%
  Raytheon Co.                                                    1,311,300         50,380,146                0.9%
  Union Pacific Corp.                                             1,175,200         89,949,808                1.5%
##Other Securities                                                                 118,518,782                2.0%
                                                                              ----------------    ---------------
 Total Industrials                                                                 564,687,937                9.7%
                                                                              ----------------    ---------------
 Energy -- (7.0%)
  Amerada Hess Corp.                                                318,532         39,026,541                0.7%
 #Anadarko Petroleum Corp.                                          898,878         81,447,336                1.4%
 #Kerr-McGee Corp.                                                  458,826         39,665,508                0.7%
  Marathon Oil Corp.                                              1,131,802         67,104,541                1.1%
  Valero Energy Corp.                                               588,300         56,594,460                1.0%
  Other Securities                                                                 157,234,731                2.7%
                                                                              ----------------    ---------------
 Total Energy                                                                      441,073,117                7.6%
                                                                              ----------------    ---------------

                                                                                                     PERCENTAGE
                                                                     SHARES             VALUE+    OF NET ASSETS**
                                                               ------------   ----------------    ---------------
 Telecommunication Services -- (5.8%)
#*AT&T, Inc.                                                      8,333,818   $    207,595,406                3.5%
  Sprint Nextel Corp.                                             1,618,800         40,534,752                0.7%
  Verizon Communications, Inc.                                    2,126,800         68,015,064                1.2%
  Other Securities                                                                  49,734,484                0.9%
                                                                              ----------------    ---------------
 Total Telecommunication Services                                                  365,879,706                6.3%
                                                                              ----------------    ---------------
 Information Technology -- (5.6%)
 *Computer Sciences Corp.                                           742,100         37,275,683                0.6%
  Electronic Data Systems Corp.                                   2,006,400         46,247,520                0.8%
  Hewlett-Packard Co.                                             1,407,700         41,766,459                0.7%
##Other Securities                                                                 226,926,450                3.9%
                                                                              ----------------    ---------------
 Total Information Technology                                                      352,216,112                6.0%
                                                                              ----------------    ---------------
  Materials -- (5.4%)
 #Georgia-Pacific Corp.                                           1,149,042         54,338,196                0.9%
 #International Paper Co.                                         1,215,775         38,333,386                0.7%
  Phelps Dodge Corp.                                                287,085         38,948,822                0.7%
  Weyerhaeuser Co.                                                1,062,000         70,421,220                1.2%
  Other Securities                                                                 135,622,240                2.3%
                                                                              ----------------    ---------------
 Total Materials                                                                   337,663,864                5.8%
                                                                              ----------------    ---------------
 Consumer Staples -- (3.6%)
  Archer-Daniels-Midland Co.                                      2,475,260         58,341,878                1.0%
  Coca-Cola Enterprises, Inc.                                     2,048,600         39,374,092                0.7%
##Other Securities                                                                 130,907,014                2.2%
                                                                              ----------------    ---------------
 Total Consumer Staples                                                            228,622,984                3.9%
                                                                              ----------------    ---------------
 Health Care -- (3.2%)
 *Medco Health Solutions, Inc.                                      690,100         37,023,865                0.6%
##Other Securities                                                                 162,888,243                2.8%
                                                                              ----------------    ---------------
 Total Health Care                                                                 199,912,108                3.4%
                                                                              ----------------    ---------------
 Utilities -- (0.4%)
 Total Utilities                                                                    24,332,739                0.4%
                                                                              ----------------    ---------------
 TOTAL COMMON STOCKS                                                             5,790,361,058               99.3%
                                                                              ----------------    ---------------

                                                                   FACE
                                                                  AMOUNT
                                                               ------------
                                                                   (000)
 TEMPORARY CASH INVESTMENTS -- (8.0%)
^ Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%,
    12/01/05 (Collateralized by $416,751,000 U.S. Treasury
    Notes 4.125%, 08/15/08 & 4.50%, 11/15/10, valued at
    $419,275,504) to be repurchased at $411,098,137            $    411,053        411,053,035                7.0%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $96,384,000 FHLMC Notes
    4.00%, 09/22/09, valued at $94,456,320) to be
    repurchased at $93,070,030                                       93,060         93,060,000                1.6%
                                                                              ----------------    ---------------
 TOTAL TEMPORARY CASH INVESTMENTS                                                  504,113,035                8.6%
                                                                              ----------------    ---------------
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,054,588,912)                                                       $  6,294,474,093              107.9%
                                                                              ================    ===============

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                     PERCENTAGE
                                                                     SHARES            VALUE++    OF NET ASSETS**
                                                               ------------   ----------------    ---------------
 UNITED KINGDOM -- (19.1%)
 COMMON STOCKS -- (19.1%)
  Anglo America P.L.C.                                            2,904,256   $     90,895,047                2.1%
  Aviva P.L.C.                                                    2,630,567         31,112,225                0.7%
  BAE Systems P.L.C.                                              4,091,396         23,856,354                0.5%
  HBOS P.L.C.                                                     1,806,129         27,163,885                0.6%
  O2 P.L.C.                                                      13,616,820         45,956,104                1.1%
  Royal Bank of Scotland Group P.L.C.                             1,466,702         41,713,691                1.0%
  Vodafone Group P.L.C.                                          70,485,499        151,655,651                3.5%
  Other Securities                                                                 457,086,992               10.4%
                                                                              ----------------    ---------------
 TOTAL -- UNITED KINGDOM                                                           869,439,949               19.9%
                                                                              ----------------    ---------------
 JAPAN -- (17.2%)
 COMMON STOCKS -- (17.2%)
  Fuji Photo Film Co., Ltd.                                         862,000         27,508,776                0.6%
  Hitachi, Ltd.                                                   5,642,000         38,004,988                0.9%
  Matsushita Electric Industrial Co., Ltd.                        3,676,135         73,890,714                1.7%
  Millea Holdings, Inc.                                               2,591         42,656,279                1.0%
  Mitsubishi Heavy Industries, Ltd.                               5,345,000         22,433,214                0.5%
  Mitsui Sumitoma Insurance Co., Ltd.                             2,160,000         24,614,579                0.6%
  Sony Corp.                                                        795,200         29,414,170                0.7%
##Other Securities                                                                 523,815,548               11.9%
                                                                              ----------------    ---------------
 TOTAL -- JAPAN                                                                    782,338,268               17.9%
                                                                              ----------------    ---------------
 FRANCE -- (12.0%)
 COMMON STOCKS -- (12.0%)
  AXA SA                                                          2,905,543         87,258,040                2.0%
  BNP Paribas SA                                                  1,553,499        122,416,432                2.8%
  Compagnie de Saint-Gobain                                         598,264         34,503,006                0.8%
  LaFarge SA                                                        270,758         23,138,108                0.5%
  Renault SA                                                        379,599         29,501,701                0.7%
  Schneider SA                                                      329,932         28,340,196                0.6%
  Societe Generale Paris                                            293,528         34,807,473                0.8%
  Vivendi Universal SA                                              712,669         20,565,609                0.5%
##Other Securities                                                                 167,299,299                3.8%
                                                                              ----------------    ---------------
 TOTAL -- FRANCE                                                                   547,829,864               12.5%
                                                                              ----------------    ---------------
 GERMANY -- (8.6%)
 COMMON STOCKS -- (8.6%)
  Bayer AG                                                          498,853         19,880,984                0.5%
  Bayerische Motoren Werke (BMW) AG                                 575,812         25,301,660                0.6%
  Commerzbank AG                                                  1,007,513         29,701,998                0.7%
  DaimlerChrysler AG                                              1,734,297         87,430,041                2.0%
  Deutsche Bank AG                                                  781,091         76,167,339                1.7%
 *Unicredito Italiano SpA                                         4,227,440         26,186,541                0.6%
  Volkswagen AG                                                     499,652         26,123,186                0.6%
##Other Securities                                                                 101,076,161                2.3%
                                                                              ----------------    ---------------
 TOTAL -- GERMANY                                                                  391,867,910                9.0%
                                                                              ----------------    ---------------
 SWITZERLAND -- (6.4%)
 COMMON STOCKS -- (6.4%)
  Cie Financiere Richemont AG Series A                            1,251,000         49,327,609                1.1%
  Credit Suisse Group                                             1,756,088         85,187,408                1.9%
  Swiss Life AG                                                     132,137         21,069,321                0.5%
  Swiss Reinsurance Co., Zurich                                     330,715         24,346,586                0.6%
  Zurich Financial SVCS AG                                          167,090         33,954,080                0.8%
##Other Securities                                                                  79,083,910                1.8%
                                                                              ----------------    ---------------
 TOTAL -- SWITZERLAND                                                              292,968,914                6.7%
                                                                              ----------------    ---------------

                                                                                                     PERCENTAGE
                                                                     SHARES            VALUE++    OF NET ASSETS**
                                                               ------------   ----------------    ---------------
 NETHERLANDS -- (5.6%)
 COMMON STOCKS -- (5.6%)
  Aegon NV                                                        2,897,384   $     45,816,897                1.0%
  ING Groep NV                                                    2,646,499         85,495,385                2.0%
  Koninklijke KPN NV                                              2,458,914         24,273,470                0.6%
  Koninklijke Philips Electronics NV                              2,056,529         57,313,382                1.3%
  Other Securities                                                                  41,418,748                0.9%
                                                                              ----------------    ---------------
 TOTAL -- NETHERLANDS                                                              254,317,882                5.8%
                                                                              ----------------    ---------------
 AUSTRALIA -- (4.6%)
 COMMON STOCKS -- (4.6%)
  Commonwealth Bank of Australia                                  1,376,395         42,394,660                1.0%
  National Australia Bank, Ltd.                                   2,257,150         53,772,922                1.2%
##Other Securities                                                                 110,687,615                2.5%
                                                                              ----------------    ---------------
 TOTAL -- AUSTRALIA                                                                206,855,197                4.7%
                                                                              ----------------    ---------------
 SPAIN -- (4.3%)
 COMMON STOCKS -- (4.3%)
  Banco Santander Central Hispanoamerica SA                       2,746,870         34,804,868                0.8%
  Endesa SA                                                       1,557,828         40,416,656                0.9%
  Repsol SA                                                       1,547,213         45,429,184                1.0%
##Other Securities                                                                  74,505,518                1.8%
                                                                              ----------------    ---------------
 TOTAL COMMON STOCKS                                                               195,156,226                4.5%
                                                                              ----------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                      24,187                0.0%
                                                                              ----------------    ---------------
 TOTAL -- SPAIN                                                                    195,180,413                4.5%
                                                                              ----------------    ---------------
 SWEDEN -- (3.1%)
 COMMON STOCKS -- (3.1%)
  Nordea Bank AB                                                  3,078,600         29,935,626                0.7%
 *Other Securities                                                                 109,837,591                2.5%
                                                                              ----------------    ---------------
 TOTAL -- SWEDEN                                                                   139,773,217                3.2%
                                                                              ----------------    ---------------
 HONG KONG -- (3.0%)
 COMMON STOCKS -- (3.0%)
  Cheung Kong Holdings, Ltd.                                      2,742,000         28,432,816                0.7%
  Hutchison Whampoa, Ltd.                                         3,827,000         36,225,153                0.8%
##Other Securities                                                                  71,836,591                1.6%
                                                                              ----------------    ---------------
 TOTAL COMMON STOCKS                                                               136,494,560                3.1%
                                                                              ----------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                     424,316                0.0%
                                                                              ----------------    ---------------
 TOTAL -- HONG KONG                                                                136,918,876                3.1%
                                                                              ----------------    ---------------
 ITALY -- (2.1%)
 COMMON STOCKS -- (2.1%)
##Other Securities                                                                  97,466,777                2.2%
                                                                              ----------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       2,612                0.0%
                                                                              ----------------    ---------------
 TOTAL -- ITALY                                                                     97,469,389                2.2%
                                                                              ----------------    ---------------
 IRELAND -- (1.7%)
 COMMON STOCKS -- (1.7%)
  CRH P.L.C.                                                      1,243,314         32,801,772                0.8%
  Other Securities                                                                  44,736,899                1.0%
                                                                              ----------------    ---------------
 TOTAL -- IRELAND                                                                   77,538,671                1.8%
                                                                              ----------------    ---------------

                                                                                                     PERCENTAGE
                                                                     SHARES            VALUE++    OF NET ASSETS**
                                                               ------------   ----------------    ---------------
 DENMARK -- (1.6%)
 COMMON STOCKS -- (1.6%)
  Danske Bank A.S.                                                  652,453   $     20,964,182                0.5%
  TDC A.S.                                                          430,450         25,785,751                0.6%
##Other Securities                                                                  26,308,624                0.6%
                                                                              ----------------    ---------------
 TOTAL -- DENMARK                                                                   73,058,557                1.7%
                                                                              ----------------    ---------------
 NORWAY -- (1.4%)
 COMMON STOCKS -- (1.4%)
  Norsk Hydro ASA                                                   290,220         28,980,297                0.7%
##Other Securities                                                                  34,653,740                0.8%
                                                                              ----------------    ---------------
 TOTAL -- NORWAY                                                                    63,634,037                1.5%
                                                                              ----------------    ---------------
 FINLAND -- (1.3%)
 COMMON STOCKS -- (1.3%)
##Other Securities                                                                  58,248,597                1.3%
                                                                              ----------------    ---------------
 BELGIUM -- (1.2%)
 COMMON STOCKS -- (1.2%)
##Other Securities                                                                  54,602,059                1.3%
                                                                              ----------------    ---------------
 SINGAPORE -- (0.6%)
 COMMON STOCKS -- (0.6%)
##Other Securities                                                                  28,198,648                0.7%
                                                                              ----------------    ---------------
 GREECE -- (0.4%)
 COMMON STOCKS -- (0.4%)
  Other Securities                                                                  18,871,744                0.4%
                                                                              ----------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                     247,405                0.0%
                                                                              ----------------    ---------------
 TOTAL -- GREECE                                                                    19,119,149                0.4%
                                                                              ----------------    ---------------
 PORTUGAL -- (0.4%)
 COMMON STOCKS -- (0.4%)
##Other Securities                                                                  18,305,154                0.4%
                                                                              ----------------    ---------------
 CANADA -- (0.4%)
 COMMON STOCKS -- (0.4%)
##Other Securities                                                                  17,111,775                0.4%
                                                                              ----------------    ---------------
 AUSTRIA -- (0.4%)
 COMMON STOCKS -- (0.4%)
  Other Securities                                                                  17,087,344                0.4%
                                                                              ----------------    ---------------
 NEW ZEALAND -- (0.1%)
 COMMON STOCKS -- (0.1%)
  Other Securities                                                                   4,260,075                0.1%
                                                                              ----------------    ---------------
 UNITED STATES -- (0.0%)
 COMMON STOCKS -- (0.0%)
  Other Securities                                                                   1,616,250                0.0%
                                                                              ----------------    ---------------

                                                                   FACE                              PERCENTAGE
                                                                  AMOUNT               VALUE++    OF NET ASSETS**
                                                               ------------   ----------------    ---------------
                                                                   (000)
 TEMPORARY CASH INVESTMENTS -- (4.5%)
^ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $44,376,150 U.S. STRIPS 02/15/09,
    valued at $38,629,239) to be repurchased at $37,871,803    $     37,868   $     37,867,648                0.9%

^ Repurchase Agreement, Deutsche Bank Securities 3.97%,
    12/01/05 (Collateralized by $101,645,000 U.S. Treasury
    Notes, 4.0%, maturities ranging from 06/15/09 to
    03/15/10, valued at $102,000,971) to be repurchased
    at $100,011,028                                                 100,000        100,000,000                2.3%

^ Repurchase Agreement, Mizuho Securities USA 3.97%,
    12/01/05 (Collateralized by $81,861,287 U.S. STRIPS,
    maturities ranging from 08/15/12 to 02/15/22 valued at
    $45,900,000) to be repurchased at $45,004,963                    45,000         45,000,000                1.0%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $22,309,000 FHLMC Notes
    4.00%, 09/22/09, valued at $21,762,820) to be
    repurchased at $21,541,321                                       21,539         21,539,000                0.5%
                                                                              ----------------    ---------------
 TOTAL TEMPORARY CASH INVESTMENTS                                                  204,406,648                4.7%
                                                                              ----------------    ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,590,355,446)                                                      $  4,552,146,843              104.2%
                                                                              ================    ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                         THE U.S. LARGE       THE DFA
                                                                            CAP VALUE      INTERNATIONAL
                                                                             SERIES        VALUE SERIES
                                                                         --------------   --------------
ASSETS:
Investments at Value (including $388,836 and $160,339 of securities
  on loan, respectively)                                                 $    5,790,361   $    4,347,740
Temporary Cash Investments at Value (Cost $504,113 and
  $204,407, respectively)                                                       504,113          204,407
Foreign Currencies at Value                                                          --           17,895
Cash                                                                                  1               15
Receivables:
  Investment Securities Sold                                                      2,851            3,347
  Dividends, Interest, and Tax Reclaims                                          14,566            9,950
  Securities Lending Income                                                          77              123
  Fund Shares Sold                                                                6,570            5,801
Prepaid Expenses and Other Assets                                                     5                4
                                                                         --------------   --------------
   Total Assets                                                               6,318,544        4,589,282
                                                                         --------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                              411,053          182,868
  Investment Securities Purchased                                                75,090           37,662
  Fund Shares Redeemed                                                               28               25
  Due to Advisor                                                                    478              718
Accrued Expenses and Other Liabilities                                              308              311
                                                                         --------------   --------------
   Total Liabilities                                                            486,957          221,584
                                                                         --------------   --------------
NET ASSETS                                                               $    5,831,587   $    4,367,698
                                                                         ==============   ==============
SHARES OUTSTANDING $0.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                                  278,858,629      252,490,873
                                                                         ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                                              $        20.91   $        17.30
                                                                         ==============   ==============
Investments at Cost                                                      $    4,550,476   $    3,385,948
                                                                         ==============   ==============
Foreign Currencies at Cost                                               $           --   $       17,951
                                                                         ==============   ==============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

                                                                         THE U.S. LARGE       THE DFA
                                                                            CAP VALUE      INTERNATIONAL
                                                                             SERIES        VALUE SERIES
                                                                         --------------   --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0 and $8,447,
    respectively)                                                        $       77,074   $      102,361
  Interest                                                                        4,034              570
  Income from Securities Lending                                                  1,383            4,357
                                                                         --------------   --------------
      Total Investment Income                                                    82,491          107,288
                                                                         --------------   --------------
EXPENSES
  Investment Advisory Services Fees                                               4,847            7,219
  Accounting & Transfer Agent Fees                                                1,262            1,331
  Custodian Fees                                                                    461              806
  Legal Fees                                                                          1               17
  Audit Fees                                                                         47               34
  Shareholders' Reports                                                              47               31
  Trustees' Fees and Expenses                                                        44               37
  Other                                                                              74              125
                                                                         --------------   --------------
      Total Expenses                                                              6,783            9,600
                                                                         --------------   --------------
  NET INVESTMENT INCOME (LOSS)                                                   75,708           97,688
                                                                         --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                        200,126          132,514
  Net Realized Gain (Loss) on Foreign Currency Transactions                          --           (1,607)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                  400,320          292,697
    Translation of Foreign Currency Denominated Amounts                              --             (566)
                                                                         --------------   --------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                                       600,446          423,038
                                                                         --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $      676,154   $      520,726
                                                                         ==============   ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                               THE U.S. LARGE CAP             THE DFA INTERNATIONAL
                                                                  VALUE SERIES                    VALUE SERIES
                                                          ----------------------------    ----------------------------
                                                              YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED           ENDED           ENDED
                                                            NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                              2005            2004            2005            2004
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                            $     75,708    $     45,093    $     97,688    $     49,525
  Net Realized Gain (Loss) on
    Investment Securities Sold                                 200,126          84,609         132,514         115,062
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                                   --              --          (1,607)           (332)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                         400,320         496,658         292,697         436,284
    Translation of Foreign Currency
      Denominated Amounts                                           --              --            (566)            162
                                                          ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                                  676,154         626,360         520,726         600,701
                                                          ------------    ------------    ------------    ------------
Distributions From:
  Net Investment Income                                        (79,209)        (33,641)       (111,684)        (44,310)
  Net Short-Term Gains                                              --              --          (2,493)             --
  Net Long-Term Gains                                           (3,972)             --        (104,987)             --
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                        (83,181)        (33,641)       (219,164)        (44,310)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (a):
  Shares Issued                                              1,391,582         857,913       1,219,383         728,312
  Shares Issued in Lieu of Cash
    Distributions                                               79,551          32,697         211,691          42,852
  Shares Redeemed                                             (152,432)        (74,078)       (168,981)       (128,290)
                                                          ------------    ------------    ------------    ------------
  Net Increase (Decrease) from
    Capital Share Transactions                               1,318,701         816,532       1,262,093         642,874
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease) in
      Net Assets                                             1,911,674       1,409,251       1,563,655       1,199,265

NET ASSETS
  Beginning of Period                                        3,919,913       2,510,662       2,804,043       1,604,778
                                                          ------------    ------------    ------------    ------------
  End of Period                                           $  5,831,587    $  3,919,913    $  4,367,698    $  2,804,043
                                                          ============    ============    ============    ============
(a) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               71,023          50,791          74,612          51,724
    Shares Issued in Lieu of Cash
      Distributions                                              4,005           1,939          13,315           3,072
    Shares Redeemed                                             (7,495)         (4,363)        (10,303)         (9,358)
                                                          ------------    ------------    ------------    ------------
                                                                67,533          48,367          77,624          45,438
                                                          ============    ============    ============    ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                  $      9,656    $     13,157    $      1,082    $     18,196

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         THE U.S. LARGE CAP VALUE SERIES
                                                --------------------------------------------------------------------------------
                                                    YEAR             YEAR             YEAR             YEAR             YEAR
                                                   ENDED             ENDED            ENDED           ENDED             ENDED
                                                  NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                    2005             2004             2003             2002             2001
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $      18.55     $      15.41     $      13.01     $      14.44     $      14.71
                                                ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.29             0.23             0.21             0.20             0.25
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                            2.41             3.09             2.41            (1.43)            1.25
                                                ------------     ------------     ------------     ------------     ------------
   Total From Investment Operations                     2.70             3.32             2.62            (1.23)            1.50
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.32)           (0.18)           (0.22)           (0.20)           (0.27)
  Net Realized Gains                                   (0.02)              --               --               --            (1.50)
                                                ------------     ------------     ------------     ------------     ------------
   Total Distributions                                 (0.34)           (0.18)           (0.22)           (0.20)           (1.77)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $      20.91     $      18.55     $      15.41     $      13.01     $      14.44
================================================================================================================================
Total Return                                           14.66%           21.68%           20.34%           (8.64)%          10.97%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  5,831,587     $  3,919,913     $  2,510,662     $  1,737,809     $  1,637,083
Ratio of Expenses to Average Net Assets                 0.14%            0.15%            0.15%            0.15%            0.15%
Ratio of Net Investment Income to
  Average Net Assets                                    1.56%            1.41%            1.62%            1.49%            1.66%
Portfolio Turnover Rate                                    9%               7%               7%               9%               6%
--------------------------------------------------------------------------------------------------------------------------------

                                                                       THE DFA INTERNATIONAL VALUE SERIES
                                                --------------------------------------------------------------------------------
                                                    YEAR             YEAR             YEAR             YEAR             YEAR
                                                   ENDED             ENDED            ENDED           ENDED            ENDED
                                                  NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                    2005             2004             2003             2002             2001
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $      16.04     $      12.40     $       9.33     $      10.15     $      12.07
                                                ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.43             0.33             0.27             0.24             0.27
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                            1.95             3.61             3.06            (0.78)           (1.49)
                                                ------------     ------------     ------------     ------------     ------------
   Total From Investment Operations                     2.38             3.94             3.33            (0.54)           (1.22)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.52)           (0.30)           (0.25)           (0.25)           (0.27)
  Net Realized Gains                                   (0.60)              --            (0.01)           (0.03)           (0.43)
                                                ------------     ------------     ------------     ------------     ------------
   Total Distributions                                 (1.12)           (0.30)           (0.26)           (0.28)           (0.70)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $      17.30     $      16.04     $      12.40     $       9.33     $      10.15
================================================================================================================================
Total Return                                           15.61%           32.15%           36.24%           (5.53)%         (10.75)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  4,367,698     $  2,804,043     $  1,604,778     $  1,125,467     $  1,208,100
Ratio of Expenses to Average Net Assets                 0.27%            0.28%            0.30%            0.30%            0.29%
Ratio of Net Investment Income to
  Average Net Assets                                    2.71%            2.35%            2.61%            2.36%            2.32%
Portfolio Turnover Rate                                   10%              15%              14%              18%               6%
--------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which two (the "Series") are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE.) For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources.

Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Trustees have requested distribution of proceeds.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2005, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

FEES PAID TO OFFICERS AND TRUSTEES:

     Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2005, the total related amounts paid by the Trust under this arrangement were $93 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

     At November 30, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows (amounts in thousands):

          The U.S. Large Cap Value Series                    $   85
          The DFA International Value Series                     63

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                       PURCHASES        SALES
                                                     -------------   -----------
The U.S. Large Cap Value Series                      $   1,693,765   $   448,957
The DFA International Value Series                       1,518,112       370,595

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2005.

F. FEDERAL INCOME TAXES:

     Each Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

                                                      INCREASE        INCREASE
                                                     (DECREASE)      (DECREASE)
                                                    UNDISTRIBUTED   ACCUMULATED
                                                   NET INVESTMENT   NET REALIZED
                                                       INCOME          GAINS
                                                   --------------   ------------
The DFA International Value Series                 $       (2,786)  $      2,786

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                                                      NET INVESTMENT
                                                          INCOME
                                                      AND SHORT-TERM   LONG-TERM
                                                       CAPITAL GAINS  CAPITAL GAINS     TOTAL
                                                      --------------  -------------  -----------
The U.S. Large Cap Value Series
2005                                                    $    79,209     $    3,972   $    83,181
2004                                                         33,641             --        33,641
The DFA International Value Series
2005                                                        114,177        104,987       219,164
2004                                                         44,310             --        44,310

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                UNDISTRIBUTED                       TOTAL NET
                                               NET INVESTMENT                     DISTRIBUTABLE
                                                 INCOME AND      UNDISTRIBUTED       EARNINGS
                                                 SHORT-TERM        LONG-TERM       (ACCUMULATED
                                                CAPITAL GAINS    CAPITAL GAINS        LOSS)
                                               --------------    -------------    -------------
The U.S. Large Cap Value Series                  $    23,861      $    185,837     $    209,698
The DFA International Value Series                    27,212           114,521          141,733

     For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Series had no capital loss carryforwards available to offset future realized capital gains.

     Some of The DFA International Value Series investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2005, The DFA International Value Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $14,810 and $18,494, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                  NET
                                                                                              UNREALIZED
                                             FEDERAL        UNREALIZED       UNREALIZED      APPRECIATION/
                                            TAX COST       APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                                         --------------   --------------   --------------   --------------
The U.S. Large Cap Value Series          $    5,054,589   $    1,509,600   $     (269,715)  $    1,239,885
The DFA International Value Series            3,605,348        1,043,734          (96,935)         946,799

G. COMPONENTS OF NET ASSETS:

     At November 30, 2005, net assets consisted of (amounts in thousands):

                                                                                    UNREALIZED
                                                                                   APPRECIATION    ACCUMULATED
                                                       ACCUMULATED    UNREALIZED  (DEPRECIATION)  NET REALIZED
                                                       NET REALIZED      NET       OF INVESTMENT     FOREIGN
                                        ACCUMULATED    GAIN (LOSS)     FOREIGN    SECURITIES AND    EXCHANGE
                          PAID-IN     NET INVESTMENT  OF INVESTMENT    EXCHANGE      FOREIGN          GAIN        TOTAL NET
                          CAPITAL      INCOME (LOSS)    SECURITIES   GAIN (LOSS)     CURRENCY        (LOSS)         ASSETS
                        ------------  --------------  -------------  -----------  --------------  ------------  ------------
The U.S. Large Cap
  Value Series          $  4,382,089  $        9,656  $     199,957           --  $    1,239,885            --  $  5,831,587
The DFA International
  Value Series             3,279,489           1,082        127,202  $      (204)        961,736  $     (1,607)    4,367,698

H. FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

I. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. Borrowings under the discretionary line of credit by the Series during the year ended November 30, 2005 were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED     NUMBER OF   INTEREST   MAXIMUM AMOUNT
                                         AVERAGE        AVERAGE       DAYS       EXPENSE  BORROWED DURING
                                      INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                                      -------------  ------------  -----------  --------  ---------------
The DFA International Value Series         3.90%        $   286         2          --         $   331

     There were no outstanding borrowings under the line of credit at November 30, 2005.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Series under the line of credit with the international custodian bank during the year ended November 30, 2005.

J. SECURITIES LENDING:

     As of November 30, 2005, the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of U.S. and Foreign securities are required at all times to be secured by collateral at least equal to 102% and 105%, respectively, of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustees/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were five Audit Committee meetings held during the fiscal year ended November 30, 2005.

     Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were four Performance Committee meetings held during the fiscal year ended November 30, 2005.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

    NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides      DFAITC - since 1993     79 portfolios in 4       Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG       DFAIDG - since 1983     investment companies     Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould                 DFAITC - since 1993     79 portfolios in 4       Steven G. Rothmeier Distinguished Service Professor
Director of DFAIDG, DIG       DFAIDG - since 1986     investment companies     of Economics, Graduate School of Business,
and DEM.                      DIG - since 1993                                 University of Chicago. Senior Vice-President,
Trustee of DFAITC.            DEM - since 1993                                 Lexecon Inc. (economics, law, strategy and finance
1101 E. 58th Street                                                            consulting). Formerly, President, Cardean University
Chicago, IL 60637                                                              (division of UNext.com). Member of the Boards of
Date of Birth: 1/19/39                                                         Milwaukee Mutual Insurance Company and UNext.com.
                                                                               Formerly, Trustee, First Prairie Funds (registered
                                                                               investment company). Trustee, Harbor Fund
                                                                               (registered investment company) (13 Portfolios).

    NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993     79 portfolios in 4       Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG       DFAIDG - since 1981     investment companies     Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                      DIG - since 1993                                 (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.            DEM - since 1993                                 Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                      consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                                (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                                  Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton              DFA ITC - since 2003    79 portfolios in 4       John and Natty McArthur University Professor,
Director of DFAIDG, DIG       DFA IDG - since 2003    investment companies     Graduate School of Business Administration, Harvard
and DEM.                      DFA DIG - since 2003                             University (since 1998). George Fisher Baker
Trustee of DFAITC.            DEM - since 2003                                 Professor of Business Administration, Graduate
Harvard Business School                                                        School of Business Administration, Harvard
397 Morgan Hall Soldiers                                                       University (1988-1998), Co- founder, Chief Science
Field Boston, MA 02163                                                         Officer, Integrated Finance Limited (since 2002).
Date of Birth: 7/31/44                                                         Director, MF Risk, Inc. (risk management software)
                                                                               (since 2001). Director, Peninsula Banking Group
                                                                               (bank) (since 2003). Director, Community First
                                                                               Financial Group (bank holding company) (since 2003).
                                                                               Formerly, Co-Founder and Principal, Long-Term
                                                                               Capital Management. Director, Vical Incorporated
                                                                               (biopharmaceutical product development).

Myron S. Scholes              DFAITC - since 1993     79 portfolios in 4       Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG       DFAIDG - since 1981     investment companies     Stanford University. Managing Partner, Oak Hill
and DEM.                      DIG - since 1993                                 Capital Management (private equity firm). Chairman,
Trustee of DFAITC.            DEM - since 1993                                 Oak Hill Platinum Partners (hedge fund). Director,
Oak Hill Capital                                                               Chicago Mercantile Exchange, Consultant, Arbor
Management, Inc.                                                               Investors. Formerly, Director, Smith Breeden Family
2775 Sand Hill Rd                                                              of Funds. Director, American Century Fund Complex
Suite 220                                                                      (registered investment companies) (38 Portfolios);
Menlo Park, CA 94025                                                           and Director, Chicago Mercantile Exchange Holdings
Date of Birth: 7/01/41                                                         Inc.

Abbie J. Smith                DFAITC - since 2000     79 portfolios in 4       Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG       DFAIDG - since 2000     investment companies     Graduate School of Business, University of Chicago,
and DEM.                      DIG - since 2000                                 Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.            DEM - since 2000                                 School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of                                                             (office furniture) and Director, Ryder System Inc.
Business                                                                       (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

    NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                DFAITC - since 1993     79 portfolios in 4       Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief     DFAIDG - since 1981     investment companies     Investment Officer and President of Dimensional Fund
Executive Officer, Chief      DIG - since 1992                                 Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and        DEM - since 1993                                 DEM. Chairman, Trustee, Chief Executive Officer,
President of DFAIDG, DIG                                                       Chief Investment Officer and President of DFAITC.
and DEM. Chairman,                                                             Director of Dimensional Fund Advisors Ltd, and
Trustee, Chief Executive                                                       formerly Chief Investment Officer. Director, Chief
Officer, Chief Investment                                                      Investment Officer and President of DFA Australia
Officer and President of                                                       Ltd. Formerly, Director of Dimensional Funds PLC.
DFAITC.                                                                        Chairman, Director, Chief Executive Officer and
1299 Ocean Avenue                                                              Chief Investment Officer of Dimensional Fund
Santa Monica, CA 90401                                                         Advisors Canada Inc. (All Chief Investment Officer
Date of Birth: 12/02/46                                                        positions held starting 1/1/2003 except for
                                                                               Dimensional Fund Advisors Canada Inc., which was
                                                                               from 6/17/2003.)

                                                                               Limited Partner, Oak Hill Partners, Director,
                                                                               University of Chicago Business School. Formerly,
                                                                               Director, SA Funds (registered investment company).
                                                                               Formerly Director, Assante Corporation (investment
                                                                               management) (until 2002).

Rex A. Sinquefield*           DFAITC - since 1993     79 portfolios in 4       Chairman and Director (and prior to 1/1/2003, Chief
Chairman and Director of      DFAIDG - since 1981     investment companies     Investment Officer) of Dimensional Fund Advisors
DFAIDG, DIG and DEM.          DIG - since 1992                                 Inc., DFA Securities Inc., DFAIDG, DIG and DEM,
Trustee and Chairman of       DEM - since 1993                                 Chairman, Trustee (and prior to 1/1/2003, Chief
DFAITC.                                                                        Investment Officer) of DFAITC. Director and formerly
1299 Ocean Avenue                                                              President of Dimensional Fund Advisors Ltd.,
Santa Monica, CA 90401                                                         Director (and prior to 1/1/2003, Chief Investment
Date of Birth: 9/07/44                                                         Officer) of DFA Australia Ltd. Director of
                                                                               Dimensional Funds PLC and Dimensional Fund Advisors
                                                                               Canada Inc.

                                                                               Trustee, St. Louis University. Life Trustee and
                                                                               Member of Investment Committee, DePaul University.
                                                                               Director, The German St. Vincent Orphan Home. Member
                                                                               of Investment Committee, Archdiocese of St. Louis.
                                                                               Director, St. Louis Art Institute.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

      The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

                                         TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND          AND LENGTH OF
         AND ADDRESS                          SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                             OFFICERS

M. Akbar Ali                             Since 2005            Vice President of all the DFA Entities. Portfolio Manager of
Vice President                                                 Dimensional (since August 2002). Formerly, Graduate Student at the
Date of Birth: 7/1/71                                          University of California, Los Angeles (August 2000 to June 2002);
                                                               Senior Technology Office at JPMorgan Chase & Co. (February 1997 to
                                                               June 2000).

Darryl Avery                             Since 2005            Vice President of all the DFA Entities. From June 2002 to January
Vice President                                                 2005, institutional client service representative of Dimensional.
Date of Birth: 1/4/66                                          Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February
                                                               2002); institutional client service and marketing representative for
                                                               Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow                         Since 1993            Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                                 DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                         Since 2001            Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                                   Australia Limited, Dimensional Fund Advisors Ltd., and since June
Secretary                                                      2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal
Date of Birth: 1/24/67                                         counsel for Dimensional.

Stephen A. Clark                         Since 2004            Vice President of all the DFA Entities, April 2001 to April 2004,
Vice President                                                 Portfolio Manager of Dimensional. Formerly, Graduate Student at the
Date of Birth: 8/20/72                                         University of Chicago (September 2000 to March 2001); and Associate
                                                               of US Bancorp Piper Jaffrey (September 1999 to September 2000) and
                                                               an Analyst and later an Associate of John Nuveen & Co. (August 1997 to September 1999).

Truman A. Clark                          Since 1996            Vice President of all the DFA Entities, Formerly, Vice President of
Vice President                                                 DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                   Since 2004            Vice President of all the DFA Entities. Formerly, Senior Compliance
Vice President                                                 Officer, INVESCO Institutional, Inc. and its affiliates (August 2000
Date of Birth: 12/21/65                                        to January 2004); Branch Chief, Investment Company and Investment
                                                               Advisor Inspections, Securities and Exchange Commission (April 1994
                                                               to August 2000).

James L. Davis                           Since 1999            Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                                 DFA Australia Limited and Dimensional Fund Advisors Ltd, Formerly at
Date of Birth: 11/29/56                                        Kansas State University. Arthur Andersen & Co., and Phillips
                                                               Petroleum Co.

Robert T. Deere                          Since 1994            Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                                 Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                       Since 2001            Vice President of all the DFA Entities. Prior to April 2001,
Vice President                                                 marketing supervisor and marketing coordinator for Dimensional.
Date of Birth: 3/18/70                                         Formerly, Vice President of DFA Australia Limited.

Richard A. Eustice                       Since 1998            Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant Secretary                         DFA Australia Limited. Formerly, Vice President of Dimensional Fund
Date of Birth: 8/5/65                                          Advisors Ltd.

Eugene F. Fama, Jr.                      Since 1993            Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                                 DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

                                         TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND          AND LENGTH OF
         AND ADDRESS                          SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                      Since 2004            Vice President of all DFA Entities. Prior to April 2004,
Vice President                                                 institutional client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                           Since 2001            Vice President of all the DFA Entities, Formerly, Professor and
Vice President                                                 Associate Dean of the Leventhal School of Accounting (September 1998
Date of Birth: 11/24/61                                        to August 2001) and Academic Director Master of Business Taxation
                                                               Program (June 1996 to August 2001) at the University of Southern
                                                               California Marshall School of Business.

Henry F. Gray                            Since 2000            Vice President of all the DFA Entities. Prior to July 2000,
Vice President                                                 Portfolio Manager of Dimensional. Formerly, Vice President of DFA
Date of Birth: 9/22/67                                         Australia Limited.

Kamyab Hashemi-Nejad                     Since 1997            Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                                 Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd.
Assistant Treasurer                                            Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd..
Date of Birth: 1/22/61

Kevin Hight                              Since 2005            Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                                 of Dimensional (since March 2003 to March 2005). Formerly, Vice
Date of Birth: 11/13/67                                        President and Portfolio Manager for Payden & Rygel (July 1999 to
                                                               February 2003). Vice President of all DFA Entities. Prior to April
                                                               2004, Assistant Controller of Dimensional.

Christine W. Ho                          Since 2004            Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                                 Controller of Dimensional.
Date of Birth: 11/29/67

Jeff J. Jeon                             Since 2004            Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                                 Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                         (September 1997 to August 2001).

Patrick M. Keating                       Since 2003            Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                                 Canada Inc. (since June 2003). Formerly, Director, President and
Date of Birth: 12/21/54                                        Chief Executive Officer, Assante Asset Management, Inc. (October
                                                               2000 to December 2002); Director, Assante Capital Management
                                                               (October 2000 to December 2002); President and Chief Executive
                                                               Officer, Assante Capital Management (October 2000 to April 2001);
                                                               Executive Vice President, Assante Corporation (May 2001 to December
                                                               2002); Director, Assante Asset Management Ltd. (September 1997 to
                                                               December 2002); President and Chief Executive Officer, Assante Asset
                                                               Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich                       Since 2004            Vice President of all the DFA Entities. From April 2001 to April
Vice President                                                 2004, Portfolio Manager for Dimensional, Formerly, a trader at
Date of Birth: 11/7/71                                         Lincoln Capital Fixed Income Management (formerly Lincoln Capital
                                                               Management Company).

Michael F. Lane                          Since 2004            Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                                 Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON,
Date of Birth: 7/11/67                                         President, Advisor Resources (September 1994 to June 2001).

Juliet Lee                               Since 2005            Vice President of all the DFA Entities. Human Resources Manager of
Vice President                                                 Dimensional (since January 2004). Formerly, Assistant Vice President
Date of Birth: 1/12/71                                         for Metropolitan West Asset Management LLC (February 2001 to
                                                               December 2003) and Director of Human Resources for Icebox, LLC
                                                               (March 2000 to February 2001).

Heather H. Mathews                       Since 2004            Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                 Portfolio Manager for Dimensional Fund Advisors Inc. Formerly,
Date of Birth: 12/12/69                                        Graduate Student at Harvard University (August 1998 to June 2000).

David M. New                             Since 2003            Vice President of all the DFA Entities. Formerly, Client Service
Vice President                                                 Manager of Dimensional. Formerly, Director of Research, Wurts and
Date of Birth: 2/9/60                                          Associates (investment consulting firm) (December 2000 to June
                                                               2002).

                                          TERM OF OFFICE(1)
    NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
               AND ADDRESS                     SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                        Vice President     Vice President and Secretary of all the DFA Entities. Vice
Vice President and Secretary                  since 1997      President and Assistant Secretary of DFA Australia Limited (since
Date of Birth: 5/7/64                       and Secretary     February 2002, April 1997 and May 2002, respectively). Vice
                                              since 2000      President and Secretary of Dimensional Fund Advisors Canada Inc.
                                                              (since June 2003). Director, Dimensional Funds plc (since January
                                                              2002). Formerly, Assistant Secretary of all DFA Entities and
                                                              Dimensional Fund Advisors Ltd.

Sonya M. Park                                 Since 2005      Vice President of all the DFA Entities. From February 2002 to
Vice President                                                January 2005, institutional client service representative of
Date of Birth: 6/28/72                                        Dimensional. Formerly, Associate Director at Watson
                                                              Pharmaceuticals Inc. (January 2001 to February 2002); Graduate
                                                              student at New York University (February 2000 to December 2000).

David A. Plecha                               Since 1993      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                                Dimensional Fund Advisors Ltd.
Date of Birth: 10/26/61

Eduardo A. Repetto                            Since 2002      Vice President of all the DFA Entities. Formerly, Research
Vice President                                                Associate for Dimensional (June 2000 to April 2002). Formerly,
Date of Birth: 1/28/67                                        Research Scientist (August 1998 to June 2000), California
                                                              Institute of Technology.

L. Jacobo Rodriguez                           Since 2005      Vice President of all the DFA Entities. From August 2004 to July
Vice President                                                2005, institutional client service representative of Dimensional.
Date of Birth: 5/18/71                                        Formerly, Financial Services Analyst, Cato Institute (September
                                                              2001 to June 2004); Book Review Editor, Cato Journal, Cato
                                                              Institute (May 1996 to June 2004); and Assistant Director,
                                                              Project on Global Economic Liberty, Cato Institute (January 1996
                                                              to August 2001).

Michael T. Scardina                           Since 1993      Vice President, Chief Financial Officer and Treasurer of all the
Vice President, Chief Financial Officer                       DFA Entities, DFA Australia Limited and Dimensional Fund Advisors
and Treasurer                                                 Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.
Date of Birth: 10/12/55                                       Director, Dimensional Fund Advisors Ltd. (since February 2002)
                                                              and Dimensional Funds, plc (January 2002).

David E. Schneider                            Since 2001      Vice President of all the DFA Entities. Currently, Director of
Vice President                                                Institutional Services. Prior to 2001, Regional Director of
Date of Birth: 1/26/46                                        Dimensional.

Jeanne C. Sinquefield, Ph.D.*                 Since 1988      Executive Vice President of all the DFA Entities and DFA
Executive Vice President                                      Australia Limited. Vice President (formerly, Executive Vice
Date of Birth: 12/2/46                                        President) of Dimensional Fund Advisors Ltd. (since January 2003)
                                                              and Dimensional Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                                Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                Portfolio Manager of Dimensional. Formerly, Principal of William
Date of Birth: 5/26/56                                        M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder                                Since 2000      Vice President of all the DFA Entities. Prior to July 2000,
Vice President                                                Portfolio Manager of Dimensional. Formerly, Vice President of DFA
Date of Birth: 6/8/63                                         Australia Limited.

Lawrence R. Spieth                            Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                institutional client service representative of Dimensional.
Date of Birth: 11/10/47

Bradley G. Steiman                            Since 2004      Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                Advisors Canada Inc. (since June 2003). Prior to April 2002,
Date of Birth: 3/25/73                                        Regional Director of Dimensional. Formerly, Vice President and
                                                              General Manager of Assante Global Advisors (July 2000 to April
                                                              2002); Vice President of Assante Asset Management Inc. (March
                                                              2000 to July 2000); and Private Client Manager at Loring Ward
                                                              Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                               Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                                Dimensional Fund Advisors Ltd., and since June 2003, Dimensional
Date of Birth: 3/10/66                                        Fund Advisors Canada Inc.

                                          TERM OF OFFICE(1)
    NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
               AND ADDRESS                     SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Carol W. Wardlaw                              Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                          Since 1997      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                of DFA Australia Limited.
Date of Birth: 3/1/51

Daniel M. Wheeler                             Since 2001      Vice President of all the DFA Entities. Prior to 2001, Director
Vice President                                                of Financial Advisors Services of Dimensional. Director of
Santa Monica, CA                                              Dimensional Fund Advisors Ltd. (since October 2003) and President
Date of Birth: 3/3/45                                         of Dimensional Fund Advisors Canada Inc. (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                             NOTICE TO SHAREHOLDERS
                                   (UNAUDITED)

     For shareholders that do not have a November 30, 2005 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2004 to November 30, 2005, each Portfolio is designating the following items with regard to distributions paid during the fiscal year.

                                                     NET
                                                  INVESTMENT      SHORT-TERM      LONG-TERM
                                                    INCOME       CAPITAL GAIN    CAPITAL GAIN       TOTAL
                                                DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
                                                -------------   -------------   -------------   -------------
DIMENSIONAL INVESTMENT GROUP INC.
LWAS/DFA U.S. High Book to Market Portfolio            100.00%             --              --          100.00%
LWAS/DFA Two-Year Fixed Income Portfolio               100.00%             --              --          100.00%
LWAS/DFA Two-Year Government Portfolio                 100.00%             --              --          100.00%

DFA INVESTMENT DIMENSIONS GROUP INC.
LWAS/DFA International High Book to Market
Portfolio                                               55.74%           0.89%          43.37%         100.00%

THE DFA INVESTMENT TRUST COMPANY
The U.S. Large Cap Value Series                         95.23%             --            4.77%         100.00%
The DFA International Value Series                      50.96%           1.14%          47.90%         100.00%

                                                  CORPORATE
                                                  DIVIDENDS       QUALIFYING        U.S.           FOREIGN
                                                   RECEIVED        DIVIDEND      GOVERNMENT          TAX
                                                 DEDUCTION(1)     INCOME(2)      INTEREST(3)      CREDIT(4)
                                                -------------   -------------   -------------   -------------
DIMENSIONAL INVESTMENT GROUP INC.
LWAS/DFA U.S. High Book to Market Portfolio             97.00%          91.00%             --              --
LWAS/DFA Two-Year Fixed Income Portfolio                   --              --           38.97%             --
LWAS/DFA Two-Year Government Portfolio                     --              --           99.40%             --

DFA INVESTMENT DIMENSIONS GROUP INC.
LWAS/DFA International High Book to Market
Portfolio                                                  --           56.00%             --              --

THE DFA INVESTMENT TRUST COMPANY
The U.S. Large Cap Value Series                         87.00%          80.00%             --              --
The DFA International Value Series                         --           56.00%             --            6.65%

----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of net investment income and short-term capital gain distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain).

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a)    Audit Fees
             Fiscal Year Ended November 30, 2005:  $472,943
             Fiscal Year Ended November 30, 2004:  $399,411

    (b)    Audit-Related Fees
             Fees for Registrant   Fiscal Year Ended November 30, 2005:  $49,820
                                   Fiscal Year Ended November 30, 2004:  $44,880

    For fiscal years ended November 30, 2005 and November 30, 2004, Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

           Audit-Related Fees required to be approved pursuant to paragraph
           (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                   Fiscal Year Ended November 30, 2005: $51,200
                                   Fiscal Year Ended November 30, 2004: $0

    For the fiscal year ended November 30, 2005, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with a readiness review and issuance of a Type I SAS 70 over controls at the Registrant's investment adviser.

    (c)    Tax Fees
             Fees for Registrant   Fiscal Year Ended November 30, 2005:  $20,378
                                   Fiscal Year Ended November 30, 2004:  $17,600

    Tax Fees included, for the fiscal year ended November 30, 2005, fees for tax services in connection with the Registrant's excise tax calculations, limited review of the Registrant's applicable tax returns and capital gains tax services in India, and for the fiscal year ended November 30, 2004, fees for tax services in connection with the Registrant's excise tax calculations and limited review of the Registrant's applicable tax returns.

    There were no Tax Fees required to be approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (d)    All Other Fees
             Fees for Registrant   Fiscal Year Ended November 30, 2005:  $0
                                   Fiscal Year Ended November 30, 2004:  $0

    There were no "All Other Fees" required to be approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                      Pre-Approval Policies and Procedures
                                as adopted by the
                                Audit Committees
                                       of

                      DFA Investment Dimensions Group Inc.
                  Dimensional Emerging Markets Value Fund Inc.
                        Dimensional Investment Group Inc.
                        The DFA Investment Trust Company
                             (together, the "Funds")

    The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors, Inc. ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

    The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

    These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

           A.   General

           1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

           2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

           B.   Pre-Approval of Audit Services to the Funds

           1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

           2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

           3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

           C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

           1. The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

           2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

           3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

           4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

           5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

           D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

           1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

           2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

           3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

           4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

                (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

                (b) refer such matter to the Committee for its consideration and action.

                In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

           5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

           E.   Amendment; Annual Review

           1.   The Committee may amend these procedures from time to time.

           2.   These procedures shall be reviewed annually by the Committee.

           F.   Recordkeeping

           1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

           2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

           3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

   (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
           (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended November 30, 2005 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was NOT greater than 50%.

   (g)     Aggregate Non-Audit Fees

                Fiscal Year Ended November 30, 2005:  $225,863
                Fiscal Year Ended November 30, 2004:  $222,780

   (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Please see schedule of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or its master fund/underlying fund that provided a summary schedule of portfolio holdings in its report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below: U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Core Equity Portfolio, The U.S. Large Company Series (U.S. Large Company Portfolio's master fund), The U.S. Large Cap Value Series (U.S. Large Cap Value Portfolio's master fund), The U.S. Small XM Value Series (U.S. Small XM Value Portfolio's master fund), The U.S. Small Cap Value Series (U.S. Small Cap Value Portfolio's master fund), The U.S. Small Cap Series (U.S. Small Cap Portfolio's master fund), The U.S. Micro Cap Series (U.S. Micro Cap Portfolio's master fund), The Japanese Small Company Series (Japanese Small Company Portfolio's master fund and International Small Company Portfolio's underlying fund), The Asia Pacific Small Company Series (Asia Pacific Small Company Portfolio's master fund and International Small Company Portfolio's underlying fund), The United Kingdom Small Company Series (United Kingdom Small Company's master fund and International Small Company Portfolio's underlying fund), The Continental Small Company Series (Continental Small Company Portfolio's master fund and International Small Company Portfolio's underlying fund), The Emerging Markets Series (Emerging Markets Portfolio's master fund), The Emerging Markets Small Cap Series (Emerging Markets Small Cap Portfolio's master fund), The Tax-Managed U.S. Marketwide Value Series (Tax-Managed U.S. Marketwide Value Portfolio's master fund), The Tax-Managed U.S. Equity Series (Tax-Managed U.S. Equity Portfolio's master fund), Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, Tax-Managed DFA International Value Portfolio, Dimensional Emerging Markets Value Fund Inc. (Emerging Markets Value Portfolio's master fund) and The DFA International Value Series (LWAS/DFA International High Book to Market Portfolio's master fund).

                          U.S. CORE EQUITY 1 PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                             SHARES                 VALUE+
                                                                                       -------------------    -------------------
COMMON STOCKS -- (96.6%)
Financials -- (21.5%)
           1st Source Corp.                                                                            500    $            12,635
           21st Century Holding Co.                                                                    100                  1,350
           21st Century Insurance Group                                                              2,000                 34,200
           A.G. Edwards, Inc.                                                                        1,800                 79,326
           ABC Bancorp                                                                                 400                  8,048
       *   Accredited Home Lenders Holding Co.                                                         500                 21,660
       *   ACE Cash Express, Inc.                                                                      100                  2,383
           Advanta Corp. Class A                                                                       200                  6,126
           Advanta Corp. Class B Non-Voting                                                            300                  9,714
       *   Aether Holdings, Inc.                                                                     1,300                  4,524
       *   Affiliated Managers Group, Inc.                                                             500                 39,420
           AFLAC, Inc.                                                                               3,900                187,200
           Alabama National Bancorporation                                                             400                 26,520
           Alfa Corp.                                                                                1,700                 29,631
       *   Allegheny Corp.                                                                             300                 88,257
           Alliance Financial Corp.                                                                    100                  3,107
           Allmerica Financial Corp.                                                                   900                 35,955
           Allstate Corp.                                                                            4,900                274,890
           AMBAC Financial Group, Inc.                                                               1,500                115,035
           Amcore Financial, Inc.                                                                      600                 18,762
           American Capital Strategies, Ltd.                                                         1,900                 72,884
           American Equity Investment Life Holding Co.                                                 700                  8,232
           American Express Co.                                                                      6,200                318,804
           American Financial Group, Inc.                                                            2,000                 74,300
       *   American Independence Corp.                                                                 100                  1,084
           American International Group, Inc.                                                       20,300              1,362,942
           American National Bankshares, Inc.                                                          100                  2,253
           American National Insurance Co.                                                             593                 69,464
       *   American Physicians Capital, Inc.                                                           300                 13,635
           American River Bankshares                                                                   100                  2,330
       *   American West Bancorporation                                                                200                  4,610
       *   AmeriCredit Corp.                                                                         3,100                 76,880
           Ameriprise Financial, Inc.                                                                1,180                 49,619
       *   AmeriServe Financial, Inc.                                                                  300                  1,440
           AmerUs Group Co.                                                                          1,000                 58,730
           AmSouth Bancorporation                                                                    5,400                143,586
           AON Corp.                                                                                 4,900                178,409
       *   Argonaut Group, Inc.                                                                        800                 25,440
           Arrow Financial Corp.                                                                       103                  2,899
       *   Asset Acceptance Capital Corp.                                                              600                 12,246
           Associated Banc-Corp                                                                      2,300                 75,394
           Assurant, Inc.                                                                            2,300                101,476
           ASTA Funding, Inc.                                                                          100                  2,478
           Astoria Financial Corp.                                                                   2,300                 65,044

       *   Atlantic American Corp.                                                                     300                    769
           Baldwin & Lyons, Inc. Class B                                                               200                  5,014
           BancFirst Corp.                                                                             200                 15,942
           Bancorp Rhode Island, Inc.                                                                  100                  3,415
           BancorpSouth, Inc.                                                                        1,900                 43,149
       *   Bancshares of Florida, Inc.                                                                  29                    637
           Bank Mutual Corp.                                                                         1,400                 14,812
           Bank of America Corp.                                                                    33,000              1,514,370
           Bank of Commerce Holdings                                                                   100                  1,010
           Bank of Granite Corp.                                                                       400                  7,680
           Bank of Hawaii Corp.                                                                      1,000                 51,610
           Bank of New York Co., Inc.                                                                4,200                136,080
           Bank of The Ozarks, Inc.                                                                    400                 14,840
           BankAtlantic Bancorp, Inc. Class A                                                        1,000                 13,940
           BankUnited Financial Corp. Class A                                                          200                  5,098
           Banner Corp.                                                                                200                  6,308
           BB&T Corp.                                                                                4,200                178,710
           Bear Stearns Companies, Inc.                                                              1,000                110,990
           Berkley (W.R.) Corp.                                                                      1,800                 83,916
           Berkshire Bancorp, Inc.                                                                     100                  1,775
           Berkshire Hills Bancorp, Inc.                                                               100                  3,259
           Beverly Hills Bancorp, Inc.                                                                 600                  5,862
           Blackrock, Inc.                                                                             100                 10,784
           BOK Financial Corp.                                                                       1,588                 75,541
           Boston Private Financial Holdings, Inc.                                                     600                 18,600
           Bristol West Holdings, Inc.                                                                 400                  7,412
           Brooke Corp.                                                                                100                  1,425
           Brookline Bancorp, Inc.                                                                   1,397                 19,642
           Brown & Brown, Inc.                                                                       2,000                 58,360
           Bryn Mawr Bank Corp.                                                                        100                  2,155
           BWC Financial Corp.                                                                           8                    292
           California First National Bancorp                                                           200                  2,603
           Camco Financial Corp.                                                                       100                  1,415
           Camden National Corp.                                                                       100                  3,569
           Capital Bank Corp.                                                                          100                  1,510
           Capital City Bank Group, Inc.                                                               484                 18,615
           Capital Corp. of the West                                                                   200                  6,912
       *   Capital Crossing Bank                                                                       100                  3,279
           Capital One Financial Corp.                                                               2,100                174,426
           Capital Southwest Corp.                                                                     100                  9,271
           Capital Title Group, Inc.                                                                   600                  3,708
           Capitalsource, Inc.                                                                       2,400                 57,360
           Capitol Bancorp, Ltd.                                                                       200                  7,472
           Capitol Federal Financial                                                                 1,400                 47,796
           Cardinal Financial Corp.                                                                    600                  6,570
           Cash America International, Inc.                                                            600                 13,590
       *   Cash Systems, Inc.                                                                          100                    714
           Cathay General Bancorp                                                                    1,000                 38,000
           Cavalry Bancorp, Inc.                                                                       100                  2,443
       *   CB Richard Ellis Group, Inc.                                                                700                 38,850
           Center Bancorp, Inc.                                                                        200                  2,176
           Centerstate Banks of Florida, Inc.                                                          100                  3,400
       *   Central Coast Bancorp                                                                       300                  7,386
           Central Pacific Financial Corp.                                                             700                 25,620
           Century Bancorp, Inc. Class A                                                               100                  3,000

       *   Ceres Group, Inc.                                                                           900                  4,500
           CFS Bancorp, Inc.                                                                           200                  2,786
           Charter Financial Corp.                                                                     200                  7,012
           Chemical Financial Corp.                                                                    500                 16,160
           Chittenden Corp.                                                                          1,200                 35,724
           Chubb Corp.                                                                               1,500                145,260
           Cincinnati Financial Corp.                                                                3,100                138,043
           CIT Group, Inc.                                                                           3,400                168,300
           Citigroup, Inc.                                                                          41,600              2,019,680
           Citizens Banking Corp.                                                                    1,100                 32,549
           Citizens First Bancorp, Inc.                                                                134                  3,030
       *   Citizens Holding Co.                                                                        100                  2,170
           Citizens South Banking Corp.                                                                100                  1,217
       *   Citizens, Inc.                                                                              600                  3,192
           City Holding Co.                                                                            400                 14,592
           City National Corp.                                                                         700                 51,121
           Clark, Inc.                                                                                 300                  4,239
           Clifton Savings Bancorp, Inc.                                                               640                  6,586
       *   CNA Financial Corp.                                                                       4,300                146,415
       *   CNA Surety Corp.                                                                            700                 10,339
           CNB Financial Corp.                                                                         100                  1,476
           CoBiz, Inc.                                                                                 300                  5,706
           Cohen & Steers, Inc.                                                                        700                 12,803
           Colony Bankcorp, Inc.                                                                       100                  2,560
           Columbia Bancorp                                                                            100                  2,178
           Columbia Banking System, Inc.                                                               400                 11,540
           Comerica, Inc.                                                                            3,000                173,010
           Commerce Bancorp, Inc.                                                                    1,600                 53,904
           Commerce Bancshares, Inc.                                                                 1,155                 59,771
           Commerce Group, Inc.                                                                        900                 52,254
           Commercial Bancshares, Inc.                                                                 100                  3,786
           Commercial Capital Bancorp, Inc.                                                            200                  3,336
           Commercial National Financial Corp.                                                         100                  1,900
           Commonwealth Bankshares, Inc.                                                               100                  2,600
           Community Bancorp, Inc.                                                                     100                  3,430
           Community Bank System, Inc.                                                                 800                 19,144
           Community Banks, Inc.                                                                       300                  8,802
           Community Bankshares, Inc.                                                                  100                  1,679
           Community Capital Corp.                                                                     100                  2,210
           Community Trust Bancorp, Inc.                                                               400                 13,160
           Community West Bancshares                                                                   100                  1,414
           Compass Bancshares, Inc.                                                                  1,200                 58,152
       *   CompuCredit Corp.                                                                         1,100                 42,977
           Consolidated-Tokoma Land Co.                                                                100                  6,439
       *   Consumer Portfolio Services, Inc.                                                           700                  4,046
           Cooperative Bankshares, Inc.                                                                100                  2,112
           Corus Bankshares, Inc.                                                                      600                 35,268
           Countrywide Financial Corp.                                                               3,900                135,759
       *   Covanta Holding Corp.                                                                     2,100                 27,384
           Crawford & Co. Class A                                                                      500                  2,940
           Crawford & Co. Class B                                                                      500                  3,000
           Cullen Frost Bankers, Inc.                                                                  700                 37,702
           CVB Financial Corp.                                                                       1,100                 22,154
       *   Dearborn Bancorp, Inc.                                                                      105                  2,530
           Delphi Financial Group, Inc. Class A                                                        800                 37,904

           Delta Financial Corp.                                                                       300                  2,397
           Dime Community Bancshares                                                                   800                 11,848
           Donegal Group, Inc. Class A                                                                 200                  4,846
           Downey Financial Corp.                                                                      600                 38,820
       *   E*TRADE Financial Corp.                                                                   3,800                 74,176
           East West Bancorp, Inc.                                                                   1,000                 37,840
           Eaton Vance Corp.                                                                         1,400                 38,472
           EMC Insurance Group, Inc.                                                                   200                  3,912
       *   Empire Financial Holding Co.                                                                100                    311
       *   Encore Capital Group, Inc.                                                                  300                  4,914
       *   Enterprise Financial Services Corp.                                                         100                  2,261
           Erie Indemnity Co.                                                                          700                 37,100
           ESB Financial Corp.                                                                         200                  2,474
       *   eSpeed, Inc.                                                                                200                  1,714
           Exchange National Bancshares, Inc.                                                          100                  2,963
       *   EZCORP, Inc. Class A Non-Voting                                                             300                  4,515
           F.N.B. Corp.                                                                              1,300                 23,829
           Fannie Mae                                                                                5,500                264,275
           FBL Financial Group, Inc. Class A                                                           600                 18,810
           Federal Agriculture Mortgage Corporation                                                    300                  8,361
           Federal Trust Corp.                                                                         100                  1,200
           Federated Investors, Inc.                                                                 1,100                 40,194
           Fidelity Bankshares, Inc.                                                                   300                  9,357
           Fidelity National Financial, Inc.                                                         2,600                 98,332
           Fidelity National Title Group, Inc.                                                         455                 10,374
           Fidelity Southern Corp.                                                                     200                  3,512
           Fifth Third Bancorp                                                                       3,700                148,999
           Financial Federal Corp.                                                                     500                 20,210
           Financial Institutions, Inc.                                                                300                  6,057
       *   First Acceptance Corp.                                                                      900                  9,144
           First Albany Companies, Inc.                                                                400                  2,716
           First American Corp.                                                                      1,700                 79,985
           First Bancorp                                                                               100                  2,203
           First Busey Corp.                                                                           300                  6,306
       *   First Cash Financial Services, Inc.                                                         200                  5,800
           First Charter Corp.                                                                         400                 10,016
           First Citizens BancShares, Inc.                                                             200                 37,494
           First Commonwealth Financial Corp.                                                        1,700                 22,933
           First Community Bancorp                                                                     200                 10,352
           First Community Bancshares, Inc.                                                            200                  6,176
           First Defiance Financial Corp.                                                              100                  2,798
           First Federal Bancshares of Arkansas, Inc.                                                  100                  2,500
           First Financial Bancorp                                                                   1,100                 21,175
           First Financial Bankshares, Inc.                                                            400                 14,876
           First Financial Corp.                                                                       400                 10,952
           First Financial Holdings, Inc.                                                              200                  6,108
           First Financial Service Corp.                                                                11                    309
           First Horizon National Corp.                                                              1,827                 71,107
           First Indiana Corp.                                                                         300                 10,485
           First M&F Corp.                                                                             100                  3,425
       *   First Mariner Bancorp, Inc.                                                                 100                  1,772
           First Merchants Corp.                                                                       300                  7,761
           First Midwest Bancorp, Inc.                                                                 800                 29,944
           First Mutual Bancshares, Inc.                                                               100                  2,659
           First National Lincoln Corp.                                                                167                  3,064

           First Niagara Financial Group, Inc.                                                       2,900                 42,021
           First Oak Brook Bancshares, Inc.                                                            300                  8,298
           First PacTrust Bancorp, Inc.                                                                 50                  1,387
           First Place Financial Corp.                                                                 400                  9,544
           First Republic Bank                                                                         600                 23,262
           First South Bancorp, Inc.                                                                   100                  3,800
           First State Bancorporation                                                                  400                  9,896
           First United Corp.                                                                          100                  2,013
           Firstbank Corp.                                                                             100                  2,405
       *   FirstCity Financial Corp.                                                                   252                  2,913
       *   FirstFed Financial Corp.                                                                    400                 20,936
           FirstMerit Corp.                                                                          1,800                 47,988
           Flag Financial Corp.                                                                        200                  3,220
           Flagstar Bancorp, Inc.                                                                      500                  7,535
           Flushing Financial Corp.                                                                    300                  5,040
           FMS Financial Corp.                                                                          50                    860
           FNB Corp. NC                                                                                100                  1,813
           FNB Corp. VA                                                                                100                  3,085
           FNB Financial Services Corp.                                                                200                  3,148
           Foothill Independent Bancorp                                                                 34                    815
           Forest City Enterprises, Inc. Class B                                                       300                 11,742
       *   FPIC Insurance Group, Inc.                                                                  200                  7,576
       *   Franklin Bank Corp.                                                                         600                 11,100
           Franklin Resources, Inc.                                                                  1,400                130,032
           Freddie Mac                                                                               5,400                337,230
           Fremont General Corp.                                                                     1,700                 39,797
           Frontier Financial Corp.                                                                    600                 19,428
           Fulton Financial Corp.                                                                    3,800                 66,044
           Gallagher (Arthur J.) & Co.                                                               1,900                 57,855
           GAMCO Investors, Inc.                                                                        50                  2,265
           Gateway Financial Holdings, Inc.                                                            100                  1,728
           GB & T Bancshares, Inc.                                                                     200                  4,502
           Genworth Financial, Inc.                                                                    800                 27,560
           German American Bancorp                                                                     200                  2,698
           Glacier Bancorp, Inc.                                                                       600                 19,752
           Gold Banc Corporation, Inc.                                                                 877                 15,874
           Golden West Financial Corp.                                                               2,100                136,059
           Great American Financial Resources, Inc.                                                  1,200                 24,156
           Great Southern Bancorp, Inc.                                                                200                  6,082
           Greater Bay Bancorp                                                                       1,100                 29,304
           Greater Community Bancorp                                                                   100                  1,475
           Greene County Bancshares, Inc.                                                              100                  2,788
           Greenhill & Co., Inc.                                                                       400                 21,956
           Hancock Holding Co.                                                                         600                 23,088
           Hanmi Financial Corp.                                                                     1,200                 22,356
           Harbor Florida Bancshares, Inc.                                                             400                 15,064
           Harleysville Group, Inc.                                                                    700                 19,117
           Harleysville National Corp.                                                                 400                  8,448
           Harrington West Financial Group, Inc.                                                       100                  1,643
           Hartford Financial Services Group, Inc.                                                   2,700                235,899
           HCC Insurance Holdings, Inc.                                                              2,600                 79,430
           Heartland Financial USA, Inc.                                                               200                  4,088
           Heritage Commerce Corp.                                                                     300                  6,588
           Heritage Financial Corp.                                                                      2                     48
           Hilb Rogal Hamilton Co.                                                                     700                 27,286

           HMN Financial, Inc.                                                                         100                  2,959
           Home Federal Bancorp                                                                         60                  1,523
           HopFed Bancorp, Inc.                                                                        100                  1,574
           Horace Mann Educators Corp.                                                               1,100                 20,834
           Horizon Financial Corp.                                                                     200                  4,530
           Hudson City Bancorp, Inc.                                                                10,600                126,246
           Huntington Bancshares, Inc.                                                               4,000                 95,840
           IBERIABANK Corp.                                                                            300                 16,473
           Independence Community Bank Corp.                                                           900                 35,676
           Independence Holding Co.                                                                    200                  3,598
           Independent Bank Corp. MA                                                                   200                  5,846
           Independent Bank Corp. MI                                                                   300                  8,751
           IndyMac Bancorp, Inc.                                                                     1,300                 49,764
           Infinity Property & Casualty Corp.                                                          500                 18,475
           Integra Bank Corp.                                                                          400                  8,580
           Interchange Financial Services Corp.                                                        300                  5,397
           International Bancshares Corp.                                                            1,200                 36,000
       *   Investment Technology Group, Inc.                                                           800                 31,112
           Investors Financial Services Corp.                                                          900                 33,975
           Irwin Financial Corp.                                                                       400                  9,048
       *   ITLA Capital Corp.                                                                          100                  5,245
           Janus Capital Group, Inc.                                                                 3,900                 74,763
           Jefferies Group, Inc.                                                                     1,500                 66,015
           Jefferson Bancshares, Inc.                                                                  100                  1,342
           Jefferson-Pilot Corp.                                                                     1,300                 72,215
           Jones Lang LaSalle, Inc.                                                                    700                 34,986
           JPMorgan Chase & Co.                                                                     27,400              1,048,050
           Kearny Financial Corp.                                                                      200                  2,530
           KeyCorp                                                                                   3,400                112,744
       *   KMG America Corp.                                                                           100                    875
           KNBT Bancorp, Inc.                                                                          800                 13,112
       *   Knight Capital Group, Inc.                                                                1,400                 14,168
       *   LaBranche & Co., Inc.                                                                       800                  8,544
           Lakeland Bancorp, Inc.                                                                      500                  7,575
           Lakeland Financial Corp.                                                                    100                  4,345
           LandAmerica Financial Group, Inc.                                                           300                 19,425
           Leesport Financial Corp.                                                                    100                  2,320
           Legg Mason, Inc.                                                                            600                 73,590
           Lehman Brothers Holdings, Inc.                                                            2,100                264,600
           Leucadia National Corp.                                                                   1,800                 85,284
           Lincoln Bancorp                                                                             100                  1,600
           Lincoln National Corp.                                                                    3,100                161,138
           LNB Bancorp, Inc.                                                                           100                  1,811
           Loews Corp.                                                                               1,500                144,870
           LSB Bancshares, Inc.                                                                        297                  5,301
           LSB Corp.                                                                                   100                  1,700
           M&T Bank Corp.                                                                              900                 97,398
           Macatawa Bank Corp.                                                                         100                  3,814
           MAF Bancorp, Inc.                                                                           800                 34,056
           Main Street Banks, Inc.                                                                     500                 13,885
           MainSource Financial Group, Inc.                                                            100                  1,809
       *   Markel Corp.                                                                                400                126,900
       *   MarketAxcess Holdings, Inc.                                                                 100                  1,221
       *   Marlin Business Services, Inc.                                                              200                  4,542
           Marsh & McLennan Companies, Inc.                                                          2,900                 89,581

           Marshall & Ilsley Corp.                                                                   3,600                154,728
           MASSBANK Corp.                                                                               50                  1,625
       *   Matrix Bancorp, Inc.                                                                        100                  1,790
           MB Financial, Inc.                                                                          700                 26,292
           MBIA, Inc.                                                                                2,600                160,628
           MBT Financial Corp.                                                                         400                  7,160
           MCG Capital Corp.                                                                         1,300                 18,447
       *   Meadowbrook Insurance Group, Inc.                                                           800                  5,200
           Medallion Financial Corp.                                                                   300                  3,009
           Mellon Financial Corp.                                                                    2,500                 84,100
           Mercantile Bank Corp.                                                                       100                  4,000
           Mercantile Bankshares Corp.                                                               1,300                 77,233
           Merchants Bancshares, Inc.                                                                  100                  2,600
           Mercury General Corp.                                                                     1,300                 77,090
           Merrill Lynch & Co., Inc.                                                                 7,000                464,940
           MetLife, Inc.                                                                             6,200                318,928
           MetroCorp Bancshares, Inc.                                                                   13                    355
           MGIC Investment Corp.                                                                     1,600                104,160
           MicroFinancial, Inc.                                                                        100                    349
           Midland Co.                                                                                 431                 16,292
       *   MidSouth Bancorp, Inc.                                                                       50                  1,344
           Mid-State Bancshares                                                                        500                 13,955
           Midwest Banc Holdings, Inc.                                                                 400                  9,036
       *   Monroe Bancorp                                                                              110                  1,752
           Moody's Corp.                                                                             1,600                 96,240
           Morgan Stanley                                                                            9,000                504,270
           Municipal Mortgage & Equity, L.L.C.                                                       1,000                 25,330
           MutualFirst Financial, Inc.                                                                 100                  2,212
       *   Nasdaq Stock Market, Inc.                                                                 1,000                 39,130
           National City Corp.                                                                       4,700                159,377
           National Financial Partners Corp.                                                           700                 35,511
           National Penn Bancshares, Inc.                                                            1,025                 21,105
           National Western Life Insurance Co. Class A                                                 100                 22,000
           Nationwide Financial Services, Inc.                                                       1,000                 42,150
       *   Navigators Group, Inc.                                                                      600                 24,246
           NBC Capital Corp.                                                                           200                  4,800
           NBT Bancorp, Inc.                                                                           800                 18,296
       *   Nelnet, Inc. Class A                                                                        800                 30,440
           NetBank, Inc.                                                                               800                  5,912
           New York Community Bancorp, Inc.                                                          4,100                 68,265
           NewAlliance Bancshares, Inc.                                                              2,700                 40,338
           NewMil Bancorp, Inc.                                                                        100                  3,040
       *   North Bay Bancorp                                                                           100                  2,926
           North Fork Bancorporation, Inc.                                                           6,100                164,700
           North Valley Bancorp                                                                        150                  2,629
           Northern Trust Corp.                                                                      2,100                110,649
           Northrim BanCorp, Inc.                                                                      100                  2,405
           Northwest Bancorp, Inc.                                                                   1,200                 26,556
           Nuveen Investments                                                                          800                 33,168
           NYMAGIC, Inc.                                                                               300                  7,716
           Oak Hill Financial, Inc.                                                                    100                  3,300
           OceanFirst Financial Corp.                                                                  300                  7,230
       *   Ocwen Financial Corp.                                                                     1,500                 12,660
           Odyssey Re Holdings Corp.                                                                 1,500                 38,460
           Ohio Casualty Corp.                                                                       1,500                 44,400

           Old National Bancorp                                                                      1,500                 32,850
           Old Republic International Corp.                                                          3,300                 87,780
           Old Second Bancorp, Inc.                                                                    200                  6,638
           Omega Financial Corp.                                                                       200                  5,866
       *   optionsXpress Holding, Inc.                                                                 400                  9,804
           PAB Bankshares, Inc.                                                                        100                  1,795
           Pacific Capital Bancorp                                                                     700                 26,124
           Pacific Continental Corp.                                                                   100                  1,575
       *   Pacific Mercantile Bancorp                                                                  200                  3,418
       *   Pacific Premier Bancorp, Inc.                                                               100                  1,182
           Pamrapo Bancorp, Inc.                                                                       100                  2,149
       *   PanAmerican Bancorp                                                                         200                    898
       *   Park National Corp.                                                                         200                 21,010
           Parkvale Financial Corp.                                                                     99                  2,757
           Partners Trust Financial Group, Inc.                                                      1,300                 15,600
           Peapack-Gladstone Financial Corp.                                                           100                  2,859
       *   Pelican Financial, Inc.                                                                     100                    546
       *   Penn Treaty American Corp.                                                                  500                  4,995
           Pennfed Financial Services, Inc.                                                            400                  7,696
       *   Pennsylvania Commerce Bancorp, Inc.                                                         100                  3,304
           Peoples Bancorp, Inc. OH                                                                    200                  5,804
           Peoples Bank CT                                                                             900                 28,008
           Peoples Community Bancorp                                                                   100                  2,020
           PFF Bancorp, Inc.                                                                           500                 15,275
       *   Philadelphia Consolidated Holding Corp.                                                     500                 48,455
       *   Pinnacle Financial Partners, Inc.                                                           100                  2,490
       *   Piper Jaffray Companies, Inc.                                                               200                  7,948
       *   PMA Capital Corp. Class A                                                                   900                  7,992
           PMI Group, Inc.                                                                           1,700                 69,020
           PNC Financial Services Group, Inc.                                                        2,200                140,294
       *   Premier Financial Bancorp, Inc.                                                             100                  1,400
           Presidential Life Corp.                                                                     700                 13,503
           Principal Financial Group, Inc.                                                           2,100                106,407
           PrivateBancorp, Inc.                                                                        300                 11,067
       *   ProAssurance Corp.                                                                        1,000                 49,780
           Progressive Corp.                                                                         1,200                147,588
           Prosperity Bancshares, Inc.                                                                 600                 18,360
           Protective Life Corp.                                                                     1,500                 66,270
           Provident Bankshares Corp.                                                                  800                 28,512
           Provident Financial Holdings, Inc.                                                          100                  2,749
           Provident Financial Services, Inc.                                                        2,000                 35,980
           Provident New York Bancorp                                                                1,100                 12,749
           Prudential Financial, Inc.                                                                3,900                301,860
       *   PSB Bancorp, Inc.                                                                           100                  1,289
           PSB Holdings, Inc.                                                                          200                  2,100
           Pulaski Financial Corp.                                                                     100                  1,770
           Radian Group, Inc.                                                                        1,500                 84,840
           Rainier Pacific Financial Group, Inc.                                                       200                  3,144
           Raymond James Financial, Inc.                                                             1,800                 65,232
           Regions Financial Corp.                                                                   3,800                128,022
           Reinsurance Group of America, Inc.                                                        1,400                 66,192
           Renasant Corp.                                                                              200                  6,352
           Republic Bancorp, Inc.                                                                    1,930                 23,971
           Republic Bancorp, Inc. Class A                                                              400                  8,216
       *   Republic First Bancorp, Inc.                                                                100                  1,215

       *   Rewards Network, Inc.                                                                       800                  4,608
           Riverview Bancorp, Inc.                                                                     100                  2,227
           RLI Corp.                                                                                   600                 31,320
           Rome Bancorp, Inc.                                                                          300                  3,270
           Royal Bancshares of Pennsylvania, Inc. Class A                                              300                  7,173
       *   RTW, Inc.                                                                                   100                  1,019
           Rurban Financial Corp.                                                                      100                  1,236
           S&T Bancorp, Inc.                                                                           500                 19,220
           Safeco Corp.                                                                              2,100                118,125
           Sanders Morris Harris Group, Inc.                                                           500                  8,535
           Sandy Spring Bancorp, Inc.                                                                  200                  7,408
           SCBT Financial Corp.                                                                        100                  3,333
           Schwab (Charles) Corp.                                                                    6,100                 93,025
       *   SCPIE Holdings, Inc.                                                                        300                  6,180
       *   Seabright Insurance Holdings                                                                 22                    296
           Seacoast Banking Corp. of Florida                                                           361                  8,765
           Security Bank Corp.                                                                         400                  9,976
           SEI Investments Co.                                                                         700                 28,595
           Selective Insurance Group, Inc.                                                             800                 44,776
       *   Siebert Financial Corp.                                                                     920                  2,512
           Sierra Bancorp                                                                              100                  2,305
           Simmons First National Corp. Class A                                                        400                 11,208
           Sky Financial Group, Inc.                                                                 2,300                 68,264
           SLM Corp.                                                                                 2,500                131,375
       *   SNB Bancshares, Inc.                                                                        200                  3,550
           Sound Federal Bancorp, Inc.                                                                 400                  7,892
           South Financial Group, Inc.                                                               1,200                 35,604
       *   Southcoast Financial Corp.                                                                  100                  2,430
           Southern Community Financial Corp.                                                          600                  5,640
           Southside Banchares, Inc.                                                                   200                  4,002
           Southwest Bancorp, Inc.                                                                     200                  4,514
           Southwest Georgia Financial Corp.                                                           100                  2,170
           Sovereign Bancorp, Inc.                                                                   4,200                 91,812
           StanCorp Financial Group, Inc.                                                              600                 61,824
           State Auto Financial Corp.                                                                  900                 30,987
           State Bancorp, Inc.                                                                         100                  1,837
           State Street Corp.                                                                        1,800                103,842
           Sterling Bancorp                                                                            420                  8,358
           Sterling Bancshares, Inc.                                                                 1,100                 17,149
           Sterling Financial Corp. (PA)                                                               700                 14,833
           Sterling Financial Corp./Spokane                                                            900                 23,490
           Stewart Information Services Corp.                                                          500                 25,280
       *   Stifel Financial Corp.                                                                      100                  3,744
       *   Stratus Properties, Inc.                                                                     36                    722
           Student Loan Corp.                                                                          200                 42,222
           Suffolk Bancorp                                                                             100                  3,328
           Summit Bancshares, Inc.                                                                     300                  5,508
           Summit Bank Corp.                                                                           100                  1,600
       *   Sun Bancorp, Inc.                                                                           500                  9,915
           SunTrust Banks, Inc.                                                                      2,600                189,124
           Susquehanna Bancshares, Inc.                                                              1,100                 26,972
           SWS Group, Inc.                                                                             200                  4,124
           Synergy Financial Group, Inc.                                                               200                  2,448
           Synovus Financial Corp.                                                                   3,200                 90,080
           T. Rowe Price Group, Inc.                                                                   900                 64,755

       *   Tarragon Corp.                                                                              400                  7,948
           Taylor Capital Group, Inc.                                                                  200                  7,838
           TCF Financial Corp.                                                                       1,800                 49,428
           TD Banknorth, Inc.                                                                        2,700                 80,136
       *   Tejon Ranch Co.                                                                             100                  4,135
           Texas Regional Bancshares, Inc. Class A                                                   1,100                 32,065
           Texas United Bancshares, Inc.                                                               100                  1,900
       *   The Banc Corp.                                                                              500                  5,910
       *   The Bancorp, Inc.                                                                           400                  7,320
           The Colonial BancGroup, Inc.                                                              2,700                 67,257
       *   The Enstar Group, Inc.                                                                      100                  7,118
           The Goldman Sachs Group, Inc.                                                             3,500                451,360
           The Phoenix Companies, Inc.                                                               1,300                 17,680
           The Savannah Bancorp, Inc.                                                                  100                  3,695
           The St. Joe Corp.                                                                           500                 33,200
           The St. Paul Travelers Companies, Inc.                                                    5,000                232,650
           The Wilber Corp.                                                                            300                  3,370
           TIB Financial Corp.                                                                         100                  3,235
           TierOne Corp.                                                                               500                 14,985
           Timberland Bancorp, Inc.                                                                    100                  2,336
           Tompkins County Trustco, Inc.                                                               300                 13,560
           Torchmark Corp.                                                                           1,800                 97,416
       *   Tower Financial Corp.                                                                        26                    429
       *   Tower Group, Inc.                                                                           100                  2,020
       *   Tradestation Group, Inc.                                                                    400                  4,764
       *   Trammell Crow Co.                                                                           800                 20,688
           Transatlantic Holdings, Inc.                                                              1,100                 76,945
       *   Triad Guaranty, Inc.                                                                        300                 13,008
           Trico Bancshares                                                                            400                  9,472
           TrustCo Bank Corp. NY                                                                     1,500                 19,470
           Trustmark Corp.                                                                           1,300                 37,180
           U.S. Bancorp                                                                             10,200                308,856
           UCBH Holdings, Inc.                                                                       1,900                 33,516
           UICI                                                                                        600                 21,372
           UMB Financial Corp.                                                                         500                 33,190
           Umpqua Holdings Corp.                                                                     1,000                 26,420
       *   Unico American Corp.                                                                        100                    899
           Union Bankshares Corp.                                                                      100                  4,817
           Union Bankshares, Inc.                                                                      100                  2,260
           UnionBanCal Corp.                                                                         2,500                173,000
           United Bankshares, Inc.                                                                     800                 30,232
       *   United Capital Corp.                                                                        100                  2,448
           United Community Banks, Inc.                                                                800                 22,840
           United Community Financial Corp.                                                            600                  7,074
           United Fire & Casualty Co.                                                                  500                 22,850
       *   United PanAm Financial Corp.                                                                400                  9,372
           United Security Bancshares                                                                   18                    560
           Unitrin, Inc.                                                                             1,800                 85,284
           Unity Bancorp, Inc.                                                                         100                  1,388
       *   Universal American Financial Corp.                                                        1,400                 20,664
       *   Univest Corporation of Pennsylvania                                                         200                  5,132
           UnumProvident Corp.                                                                       5,000                110,000
           USB Holding Co., Inc.                                                                       400                  8,720
           Vail Banks, Inc.                                                                            100                  1,396
           Valley National Bancorp                                                                   1,900                 46,797

           Vineyard National Bancorp Co.                                                               100                  2,917
       *   Virginia Commerce Bancorp, Inc.                                                             300                  8,814
           Virginia Financial Group, Inc.                                                              100                  3,760
           Wachovia Corp.                                                                           12,800                683,520
           Waddell & Reed Financial, Inc.                                                              900                 19,206
           Wainwright Bank & Trust Co.                                                                 200                  2,056
           Washington Banking Co.                                                                      100                  1,784
           Washington Federal, Inc.                                                                  2,000                 48,540
           Washington Mutual, Inc.                                                                   8,600                354,234
           Washington Trust Bancorp, Inc.                                                              265                  7,428
           Webster Financial Corp.                                                                   1,500                 71,790
           Wells Fargo & Co.                                                                        10,000                628,500
           Wesbanco, Inc.                                                                              500                 16,000
           Wesco Financial Corp.                                                                       100                 35,900
           West Bancorporation                                                                         200                  3,898
           West Coast Bancorp                                                                          200                  5,270
           Westamerica Bancorporation                                                                  700                 38,248
           Westbank Corp.                                                                               50                    762
       *   Western Sierra Bancorp                                                                      100                  3,502
           Westfield Financial, Inc.                                                                   200                  4,798
           Westwood Holdings Group, Inc.                                                               100                  1,826
           Whitney Holding Corp.                                                                     1,400                 41,020
           Willow Grove Bancorp, Inc.                                                                  400                  6,272
           Wilmington Trust Corp.                                                                    1,300                 52,637
           Wilshire Bancorp, Inc.                                                                      500                  8,505
       *   Wilshire Enterprises, Inc.                                                                  100                    774
           Wintrust Financial Corp.                                                                    500                 28,090
       *   World Acceptance Corp.                                                                      400                 11,016
           Yardville National Bancorp                                                                  300                 10,473
           Zenith National Insurance Corp.                                                             650                 30,908
           Zions Bancorporation                                                                      1,400                105,882
                                                                                                              -------------------
Total Financials                                                                                                       27,285,310
                                                                                                              -------------------
Information Technology -- (14.6%)
       *   3Com Corp.                                                                                9,600                 34,752
       *   Acacia Research-Acacia Technologies                                                         700                  4,900
       *   Access Integrated Technologies, Inc.                                                        100                    813
       *   Actel Corp.                                                                                 600                  8,736
       *   Activision, Inc.                                                                          1,866                 24,836
       *   Actuate Corp.                                                                             1,200                  3,960
           Acxiom Corp.                                                                              1,500                 33,270
       *   Adaptec, Inc.                                                                             2,800                 13,916
       *   ADC Telecommunications, Inc.                                                              1,800                 36,774
       *   ADE Corp.                                                                                   200                  4,720
           Adobe Systems, Inc.                                                                       2,800                 91,308
           Adtran, Inc.                                                                              1,300                 38,428
       *   Advanced Digital Information Corp.                                                          900                  9,450
       *   Advanced Micro Devices, Inc.                                                              3,600                 94,248
       *   Advent Software, Inc.                                                                       400                 11,456
       *   Aeroflex, Inc.                                                                            1,900                 20,843
       *   Aetrium, Inc.                                                                               100                    348
       *   Affiliated Computer Services, Inc. Class A                                                2,000                111,560
       *   Agile Software Corp.                                                                      1,200                  7,452
       *   Agilent Technologies, Inc.                                                                2,900                103,414
           Agilysys, Inc.                                                                              400                  7,620

       *   Airspan Networks, Inc.                                                                      800                  4,704
       *   Akamai Technologies, Inc.                                                                 1,400                 27,944
       *   Alliance Data Systems Corp.                                                               1,500                 57,855
       *   Alliance Semiconductor Corp.                                                                500                  1,460
       *   Altera Corp.                                                                              2,500                 45,650
       *   Altiris, Inc.                                                                               700                 11,557
           American Software, Inc. Class A                                                             300                  1,683
       *   American Technical Ceramics Corp.                                                           200                  1,838
       *   AMIS Holdings, Inc.                                                                         800                  7,976
       *   Amkor Technology, Inc.                                                                    2,800                 17,360
           Amphenol Corp.                                                                              900                 37,593
       *   Anadigics, Inc.                                                                             500                  2,623
           Analog Devices, Inc.                                                                      1,800                 68,256
       *   Anaren, Inc.                                                                                300                  4,305
       *   Andrew Corp.                                                                              3,700                 40,441
           Anixter International, Inc.                                                                 700                 25,648
       *   Ansoft Corp.                                                                                100                  3,469
       *   Answerthink, Inc.                                                                         1,300                  5,408
       *   Ansys, Inc.                                                                                 400                 16,808
       *   Anteon International Corp.                                                                  400                 17,148
       *   Apple Computer, Inc.                                                                      4,200                284,844
       *   Applied Films Corp.                                                                         400                  8,012
       *   Applied Innovation, Inc.                                                                    200                    722
           Applied Materials, Inc.                                                                   8,600                155,746
       *   Applied Micro Circuits Corp.                                                              6,600                 17,424
       *   aQuantive, Inc.                                                                             700                 18,823
       *   Ariba, Inc.                                                                                 500                  4,315
       *   Arris Group, Inc.                                                                         1,700                 16,524
       *   Arrow Electronics, Inc.                                                                   2,300                 71,300
       *   Aspen Technology, Inc.                                                                      900                  6,660
       *   Asyst Technologies, Inc.                                                                  1,000                  6,220
       *   Atmel Corp.                                                                              11,813                 39,574
       *   ATMI, Inc.                                                                                  900                 25,749
           Autodesk, Inc.                                                                            1,900                 79,268
           Automatic Data Processing, Inc.                                                           3,500                164,500
       *   Avaya, Inc.                                                                               2,800                 33,376
       *   Avici Systems, Inc.                                                                         525                  2,226
       *   Avid Technology, Inc.                                                                       900                 45,432
       *   Avnet, Inc.                                                                               3,000                 67,500
       *   Avocent Corp.                                                                             1,200                 35,208
           AVX Corp.                                                                                 3,560                 48,772
       *   Aware, Inc.                                                                                 300                  1,788
       *   Axesstel, Inc.                                                                              200                    396
       *   Bankrate, Inc.                                                                              100                  3,225
       *   BEA Systems, Inc.                                                                         6,100                 53,497
       *   BearingPoint, Inc.                                                                        4,200                 30,576
           Bel Fuse, Inc. Class B                                                                      100                  3,353
           Belden CDT, Inc.                                                                            600                 14,016
       *   Bell Microproducts, Inc.                                                                    700                  6,020
       *   Benchmark Electronics, Inc.                                                                 600                 18,390
       *   BindView Development Corp.                                                                  300                  1,188
       *   BISYS Group, Inc.                                                                         1,500                 20,100
           Black Box Corp.                                                                             400                 18,684
       *   Blue Coat Systems, Inc.                                                                     100                  4,529
       *   BMC Software, Inc.                                                                        1,700                 34,833

       *   Bookham, Inc.                                                                             1,000                  4,700
       *   Bottomline Technologies, Inc.                                                               300                  3,330
       *   Brightpoint, Inc.                                                                           500                 14,070
       *   Broadcom Corp.                                                                            1,400                 65,156
       *   Brooks Automation, Inc.                                                                     600                  7,716
       *   Cabot Microelectronics Corp.                                                                600                 18,558
       *   CACI International, Inc. Class A                                                            500                 27,680
       *   Cadence Design Systems, Inc                                                               3,100                 53,134
       *   CalAmp Corp.                                                                                300                  3,480
       *   California Micro Devices Corp.                                                              500                  4,585
       *   Captaris, Inc.                                                                              836                  3,419
       *   Captiva Software Corp.                                                                      100                  2,211
       *   Carreker Corp.                                                                              700                  3,514
       *   Catalyst Semiconductor, Inc.                                                                300                  1,425
       *   Catapult Communications Corp.                                                               300                  5,073
       *   CCC Information Services Group, Inc.                                                        200                  5,222
       *   C-COR, Inc.                                                                               1,100                  6,237
           CDW Corp.                                                                                   600                 35,190
       *   Centillium Communications, Inc.                                                             900                  4,140
       *   Ceridian Corp.                                                                            2,700                 64,800
           Certegy, Inc.                                                                               700                 28,147
       *   CheckFree Corp.                                                                           1,100                 51,535
       *   Checkpoint Systems, Inc.                                                                    900                 21,555
       *   Chordiant Software, Inc.                                                                  1,000                  2,730
       *   Ciber, Inc.                                                                               1,300                  7,995
       *   Ciena Corp.                                                                              12,100                 36,179
       *   Ciprico, Inc.                                                                               100                    453
       *   Cirrus Logic, Inc.                                                                        1,500                 11,340
       *   Cisco Sytems, Inc.                                                                       34,000                596,360
       *   Citrix Systems, Inc.                                                                      1,200                 32,568
       *   CNET Networks, Inc.                                                                       1,500                 22,485
           Cognex Corp.                                                                                900                 27,846
       *   Cognizant Technology Solutions Corp.                                                      1,000                 48,590
       *   Coherent, Inc.                                                                              400                 12,636
           Cohu, Inc.                                                                                  400                 10,668
       *   Comarco, Inc.                                                                               100                    858
       *   CommScope, Inc.                                                                           1,300                 26,663
           Communications Systems, Inc.                                                                100                  1,080
           Computer Associates International, Inc.                                                   3,000                 85,530
       *   Computer Horizons Corp.                                                                     500                  2,045
       *   Computer Sciences Corp.                                                                   3,400                170,782
       *   Computer Task Group, Inc.                                                                   300                  1,209
       *   Compuware Corp.                                                                           8,700                 80,301
       *   Comtech Telecommunications Corp.                                                            200                  8,720
       *   Comverse Technology, Inc.                                                                 2,300                 60,283
       *   Concur Technologies, Inc.                                                                   400                  5,052
       *   Convera Corp.                                                                               200                  3,120
       *   Convergys Corp.                                                                           3,600                 59,760
       *   Corillian Corp.                                                                           1,100                  3,069
       *   Corning, Inc.                                                                             8,600                174,150
       *   Covansys Corp.                                                                              600                  8,820
       *   Credence Systems Corp.                                                                    2,200                 17,842
       *   Cree, Inc.                                                                                1,400                 37,562
       *   CSG Systems International, Inc.                                                             900                 21,600
           CTS Corp.                                                                                 1,000                 12,030

       *   Cyberoptics Corp.                                                                           225                  2,837
       *   Cybersource Corp.                                                                           600                  4,506
       *   Cymer, Inc.                                                                                 800                 30,576
       *   Cypress Semiconductor Corp.                                                               2,400                 36,000
           Daktronics, Inc.                                                                            400                 10,840
       *   Datalink Corp.                                                                              100                    349
           Dataram Corp.                                                                               100                    565
       *   Dell, Inc.                                                                                7,800                235,248
       *   Delphax Technologies, Inc.                                                                  100                    220
           Diebold, Inc.                                                                             1,200                 46,632
       *   Digi International, Inc.                                                                    600                  7,728
       *   Digimarc Corp.                                                                              500                  3,050
       *   Digital Insight Corp.                                                                       700                 23,184
       *   Digital River, Inc.                                                                         600                 15,552
       *   Digital Theater Systems, Inc.                                                               200                  2,896
       *   Digitas, Inc.                                                                             1,700                 21,250
       *   Diodes, Inc.                                                                                300                 12,111
       *   DocuCorp International, Inc.                                                                100                    632
       *   Dot Hill Systems Corp.                                                                    1,000                  6,620
       *   DSP Group, Inc.                                                                             800                 20,800
       *   DST Systems, Inc.                                                                           600                 35,682
       *   Dynamics Research Corp.                                                                     200                  3,182
       *   EarthLink, Inc.                                                                           1,600                 18,304
       *   Echelon Corp.                                                                               800                  6,600
       *   eCollege.com, Inc.                                                                          500                  8,295
       *   EDGAR Online, Inc.                                                                          300                    573
       *   Edgewater Technology, Inc.                                                                  200                  1,200
       *   EFJ, Inc.                                                                                   600                  5,856
       *   eFunds Corp.                                                                                600                 12,354
       *   Electro Scientific Industries, Inc.                                                         700                 17,612
       *   Electroglas, Inc.                                                                           300                    909
       *   Electronic Arts, Inc.                                                                     1,600                 90,176
           Electronic Data Systems Corp.                                                             7,200                165,960
       *   Electronics for Imaging, Inc.                                                             1,400                 39,102
       *   eLoyalty Corp.                                                                              100                    899
       *   Embarcadero Technologies, Inc.                                                              200                  1,508
       *   EMC Corp.                                                                                12,200                169,946
       *   EMCORE Corp.                                                                                700                  4,298
       *   EMS Technologies, Inc.                                                                      200                  3,392
       *   Emulex Corp.                                                                              1,400                 27,902
       *   Endwave Corp.                                                                               100                    974
       *   Entegris, Inc.                                                                            2,100                 21,210
       *   Entrust, Inc.                                                                             1,300                  6,500
       *   Epicor Software Corp.                                                                       900                 12,429
       *   EPIQ Systems, Inc.                                                                          500                  9,505
       *   ePlus, Inc.                                                                                 100                  1,448
       *   Equinix, Inc.                                                                               600                 23,952
       *   Euronet Worldwide, Inc.                                                                     400                 10,808
       *   Evans & Sutherland Computer Corp.                                                           100                    524
       *   Exar Corp.                                                                                  600                  7,416
       *   Excel Technology, Inc.                                                                      200                  4,808
       *   Extreme Networks, Inc.                                                                      600                  2,952
       *   F5 Networks, Inc.                                                                           400                 21,132
           Factset Research Systems, Inc.                                                              500                 19,360
           Fair Isaac Corp.                                                                          1,200                 54,984

       *   Fairchild Semiconductor Corp. Class A                                                     2,700                 46,818
       *   FalconStor Software, Inc.                                                                   500                  3,795
       *   Fargo Electronics                                                                           300                  5,733
       *   Faro Technologies, Inc.                                                                     100                  1,902
       *   FEI Co.                                                                                     300                  5,988
       *   Filenet Corp.                                                                               500                 13,470
           First Data Corp.                                                                          3,900                168,753
       *   Fiserv, Inc.                                                                              2,100                 95,571
       *   Flir Systems, Inc.                                                                        1,000                 24,720
       *   FormFactor, Inc.                                                                            700                 19,642
       *   Forrester Research, Inc.                                                                    500                  9,320
       *   Foundry Networks, Inc.                                                                    2,800                 38,892
       *   Freescale Semiconductor, Inc.                                                               600                 15,450
       *   Freescale Semiconductor, Inc. Class B                                                     1,200                 30,960
           Frequency Electronics, Inc.                                                                 100                  1,020
       *   FSI International, Inc.                                                                     800                  3,272
       *   Gartner Group, Inc.                                                                       1,100                 14,828
       *   Gateway, Inc.                                                                             2,600                  7,904
       *   Genesis Microchip, Inc.                                                                     800                 17,920
       *   Gerber Scientific, Inc.                                                                     600                  5,724
           Gevity HR, Inc.                                                                             500                 14,165
       *   Glenayre Technologies, Inc.                                                               1,400                  4,396
       *   Global Imaging Systems, Inc.                                                                500                 18,210
           Global Payments, Inc.                                                                       800                 35,024
       *   Globecomm Systems, Inc.                                                                     400                  2,600
       *   Google, Inc.                                                                                200                 80,998
       *   GSE Systems, Inc.                                                                            84                    101
           Harris Corp.                                                                              1,100                 49,038
       *   HEI, Inc.                                                                                   100                    410
           Henry Jack & Associates, Inc.                                                             1,700                 32,538
       *   Hewitt Associates, Inc. Class A                                                             200                  5,134
           Hewlett-Packard Co.                                                                      23,600                700,212
       *   HI/FN, Inc.                                                                                 100                    566
       *   HomeStore, Inc.                                                                           1,500                  6,615
       *   HouseValues, Inc.                                                                           100                  1,278
       *   Hutchinson Technology, Inc.                                                                 400                 11,436
       *   Hypercom Corp.                                                                            1,300                  8,060
       *   Hyperion Solutions Corp.                                                                    500                 26,475
       *   I.D. Systems, Inc.                                                                          100                  1,990
       *   Identix, Inc.                                                                             1,700                  8,347
       *   iGATE Capital Corp.                                                                       1,387                  5,617
           Imation Corp.                                                                               800                 35,168
       *   Immersion Corp.                                                                             500                  3,300
       *   Indus International, Inc.                                                                   600                  1,800
       *   Informatica Corp.                                                                           900                 10,116
           Inforte Corp.                                                                               200                    778
       *   Ingram Micro, Inc.                                                                        3,300                 61,974
       *   Innovex, Inc.                                                                               300                  1,239
       *   InsWeb Corp.                                                                                100                    334
           Integral Systems, Inc.                                                                      200                  4,330
       *   Integrated Device Technology, Inc.                                                        2,400                 28,752
       *   Integrated Silicon Solution, Inc.                                                           783                  5,489
           Intel Corp.                                                                              35,600                949,808
       *   Intelli-Check, Inc.                                                                         100                    400
       *   Intelligent Systems Corp.                                                                   100                    235

       *   Intellisync Corp.                                                                         1,200                  6,096
       *   Interactive Intelligence, Inc.                                                              100                    491
       *   Interdigital Communications Corp.                                                           600                 11,688
       *   Intergraph Corp.                                                                            500                 24,010
       *   Interland, Inc.                                                                             200                    804
       *   Interlink Electronics, Inc.                                                                 200                    480
           International Business Machines Corp.                                                     9,300                826,770
       *   International Rectifier Corp.                                                             1,400                 49,644
       *   Internet Capital Group, Inc.                                                                900                  7,470
       *   Internet Security Systems, Inc.                                                           1,000                 22,860
           Intersil Corp.                                                                            3,100                 79,515
           Inter-Tel, Inc.                                                                             700                 14,301
       *   Intervideo, Inc.                                                                            429                  4,393
       *   Intervoice, Inc.                                                                            400                  3,460
       *   Interwoven, Inc.                                                                          1,037                  9,841
       *   Intevac, Inc.                                                                               500                  6,145
       *   Intrado, Inc.                                                                               400                  9,032
       *   IntriCon Corp.                                                                              100                    420
       *   Intuit, Inc.                                                                              1,200                 64,284
       *   Iomega Corp.                                                                              1,200                  3,108
       *   iPass, Inc.                                                                                 800                  5,424
       *   Iron Mountain, Inc.                                                                       1,200                 49,500
       *   I-Sector Corp.                                                                              100                    467
       *   Iteris, Inc.                                                                                200                    480
       *   Itron, Inc.                                                                                 400                 18,700
       *   iVillage, Inc.                                                                            1,300                 10,660
       *   Ixia                                                                                        700                  9,646
       *   IXYS Corp.                                                                                  700                  8,414
       *   j2 Global Communications, Inc.                                                              200                  9,546
       *   Jabil Circuit, Inc.                                                                       2,300                 76,176
       *   Jaco Electronics, Inc.                                                                      100                    331
       *   JAMDAT Mobile, Inc.                                                                         100                  2,287
       *   JDA Software Group, Inc.                                                                    800                 12,000
       *   JDS Uniphase Corp.                                                                       16,200                 41,634
       *   Juniper Networks, Inc.                                                                    3,700                 83,213
       *   Jupitermedia Corp.                                                                          600                  9,822
       *   Keane, Inc.                                                                                 800                  8,368
           Keithley Instruments, Inc.                                                                  300                  4,827
       *   Kemet Corp.                                                                               1,900                 15,200
       *   Key Tronic Corp.                                                                            100                    331
       *   Keynote Systems, Inc.                                                                       500                  6,625
           KLA-Tencor Corp.                                                                          2,100                107,499
       *   Komag, Inc.                                                                                 500                 17,470
       *   Kopin Corp.                                                                               1,500                 10,260
       *   Kronos, Inc.                                                                                700                 33,131
       *   Kulicke & Soffa Industries, Inc.                                                            900                  7,605
       *   Lam Research Corp.                                                                        1,200                 45,048
           Landauer, Inc.                                                                              100                  4,890
       *   LaserCard Corp.                                                                             100                  1,060
       *   Lattice Semiconductor Corp.                                                               1,000                  4,890
       *   Lawson Software, Inc.                                                                     1,700                 12,903
       *   Lexar Media, Inc.                                                                           900                  7,677
       *   Lexmark International, Inc.                                                                 900                 42,858
       *   Lightbridge, Inc.                                                                           700                  6,909
           Linear Technology Corp.                                                                   2,100                 78,351

       *   Lionbridge Technologies, Inc.                                                               800                  5,200
       *   Littlefuse, Inc.                                                                            500                 12,970
       *   LogicVision, Inc.                                                                           300                    352
       *   Logility, Inc.                                                                              100                    580
       *   LoJack Corp.                                                                                200                  5,636
           Lowrance Electronics, Inc.                                                                  100                  2,282
       *   LSI Logic Corp.                                                                           9,900                 81,279
       *   LTX Corp.                                                                                 1,700                  7,548
       *   Lucent Technologies, Inc.                                                                23,300                 65,007
       *   Lumera Corp.                                                                                500                  1,910
       *   Macrovision Corp.                                                                           700                 10,878
       *   Management Network Group, Inc.                                                              500                  1,180
       *   Manhattan Associates, Inc.                                                                  500                 10,705
       *   Manugistic Group, Inc.                                                                    1,300                  2,496
       *   Mapinfo Corp.                                                                               400                  5,748
       *   Marchex, Inc. Class B                                                                       500                 11,700
       *   Mastec, Inc.                                                                                700                  6,909
       *   Mattson Technology, Inc.                                                                  1,200                 11,904
           Maxim Integrated Products, Inc.                                                           1,900                 69,445
           Maximus, Inc.                                                                               500                 18,200
       *   Maxtor Corp.                                                                              3,300                 13,398
       *   Maxwell Technologies, Inc.                                                                  200                  2,828
       *   McAfee, Inc.                                                                              1,300                 36,153
       *   McDATA Corp. Class A                                                                      2,500                  9,100
       *   McDATA Corp. Class B                                                                        200                    696
       *   Mechanical Technology, Inc.                                                                 700                  2,002
       *   MEMC Electronic Materials, Inc.                                                           2,200                 49,236
       *   Mercury Computer Systems, Inc.                                                              100                  1,998
       *   MetaSolv, Inc.                                                                              500                  1,425
           Methode Electronics, Inc.                                                                   700                  7,315
       *   Metrologic Instruments, Inc.                                                                300                  5,865
       *   Micrel, Inc.                                                                              1,400                 16,912
       *   Micro Linear Corp.                                                                          100                    177
           Microchip Technology, Inc.                                                                1,600                 53,376
       *   Micromuse, Inc.                                                                           1,600                 11,856
       *   Micron Technology, Inc.                                                                  10,600                151,156
       *   Micros Systems, Inc.                                                                        600                 28,986
       *   Microsemi Corp.                                                                             700                 19,425
           Microsoft Corp.                                                                          58,800              1,629,348
       *   MicroStrategy, Inc.                                                                         100                  7,387
       *   Microtune, Inc.                                                                           1,300                  6,357
       *   Midway Games, Inc.                                                                          900                 19,728
       *   Mindspeed Technologies, Inc.                                                              1,000                  1,840
       *   MKS Instruments, Inc.                                                                     1,300                 24,531
       *   Mobility Electronics, Inc.                                                                  500                  5,620
       *   Mobius Management Systems, Inc.                                                             300                  1,857
       *   Moldflow Corp.                                                                              200                  2,860
           Molex, Inc.                                                                               1,700                 45,543
           Molex, Inc. Class A                                                                       1,400                 36,302
           MoneyGram International, Inc.                                                             1,600                 41,408
       *   Monolithic System Technology, Inc.                                                          700                  4,277
           Motorola, Inc.                                                                           15,500                373,395
       *   MPS Group, Inc.                                                                           2,400                 30,168
       *   MRO Software, Inc.                                                                          500                  7,620
           MTS Systems Corp.                                                                           400                 14,108

       *   Multi-Fineline Electronix, Inc.                                                             300                 11,100
       *   Nanometrics, Inc.                                                                           200                  2,220
       *   Napco Security Systems, Inc.                                                                100                  1,605
           National Instruments Corp.                                                                1,500                 38,715
           National Semiconductor Corp.                                                              2,700                 69,876
       *   NAVTEG Corp.                                                                                700                 29,400
       *   NCR Corp.                                                                                 1,900                 64,505
       *   Neoforma, Inc.                                                                              200                  1,970
       *   NEON Systems, Inc.                                                                          100                    423
       *   Neoware Systems, Inc.                                                                       200                  4,374
       *   NETGEAR, Inc.                                                                               600                 11,580
       *   NetIQ Corp.                                                                               1,000                 11,950
       *   Netlogic Microsystems, Inc.                                                                 200                  5,212
       *   NetRatings, Inc.                                                                            860                 11,610
       *   NetScout Systems, Inc.                                                                      900                  5,022
       *   Network Appliance, Inc.                                                                   2,800                 81,536
       *   Network Equipment Technologies, Inc.                                                        500                  2,345
       *   Newport Corp.                                                                             1,000                 13,800
       *   NIC, Inc.                                                                                 1,000                  6,100
       *   NMS Communications Corp.                                                                    600                  2,352
       *   Novatel Wireless, Inc.                                                                      500                  6,810
       *   Novell, Inc.                                                                              8,572                 66,690
       *   Novellus Systems, Inc.                                                                    3,100                 76,477
       *   Nu Horizons Electronics Corp.                                                               200                  1,998
       *   Nuance Communications, Inc.                                                               3,100                 19,282
       *   NumereX Corp. Class A                                                                       200                  1,006
       *   Nvidia Corp.                                                                              1,200                 43,404
       *   OmniVision Technologies, Inc.                                                               600                 10,620
       *   ON Semiconductor Corp.                                                                    5,000                 29,000
       *   Online Resources Corp.                                                                      500                  5,860
       *   Onvia, Inc.                                                                                   8                     37
       *   ONYX Software Corp.                                                                         200                    660
       *   Open Solutions, Inc.                                                                        300                  6,648
       *   Openwave Systems, Inc.                                                                      700                 11,627
       *   OPNET Technologies, Inc.                                                                    500                  4,805
       *   Opsware, Inc.                                                                             1,900                 11,210
       *   Optical Cable Corp.                                                                         100                    601
       *   Oracle Corp.                                                                             31,300                393,441
       *   OSI Systems, Inc.                                                                           400                  7,532
       *   OYO Geospace Corp.                                                                          100                  2,725
       *   Packeteer, Inc.                                                                             600                  5,520
       *   Palm, Inc.                                                                                1,300                 36,894
       *   Parametric Technology Corp.                                                               2,700                 15,795
           Park Electrochemical Corp.                                                                  300                  7,572
       *   Parkervision, Inc.                                                                          305                  2,519
       *   Paxar Corp.                                                                                 300                  5,739
           Paychex, Inc.                                                                             2,100                 89,061
       *   PC Connection, Inc.                                                                         500                  3,180
       *   PC-Tel, Inc.                                                                                500                  4,530
       *   PDF Solutions, Inc.                                                                         500                  7,820
       *   Pegasus Solutions, Inc.                                                                     200                  1,422
       *   Pegasystems, Inc.                                                                           900                  6,579
       *   Perficient, Inc.                                                                            200                  1,744
       *   Performance Technologies, Inc.                                                              300                  2,703
       *   Pericom Semiconductor Corp.                                                                 600                  4,710

       *   Perot Systems Corp.                                                                       2,700                 37,530
       *   Pervasive Software, Inc.                                                                    300                  1,272
       *   Phoenix Technologies, Ltd.                                                                  400                  2,532
       *   Photronics, Inc.                                                                            900                 14,292
       *   Pinnacle Data Systems, Inc.                                                                 100                    298
       *   Planar Systems, Inc.                                                                        500                  4,850
           Plantronics, Inc.                                                                           300                  8,286
       *   PLATO Learning, Inc.                                                                        700                  5,054
       *   Plexus Corp.                                                                                800                 17,200
       *   PLX Technology, Inc.                                                                        300                  2,961
       *   PMC-Sierra, Inc.                                                                          3,300                 25,971
       *   Polycom, Inc.                                                                             2,500                 41,025
       *   PortalPlayer, Inc.                                                                          100                  2,403
       *   Power Integrations, Inc.                                                                    400                  8,724
       *   Powerwave Technologies, Inc.                                                              1,737                 21,817
       *   Presstek, Inc.                                                                              800                  7,384
           Printronix, Inc.                                                                            100                  1,601
       *   Progress Software Corp.                                                                     700                 21,658
           QAD, Inc.                                                                                   600                  4,680
       *   QLogic Corp.                                                                              1,000                 33,060
           Qualcomm, Inc.                                                                            8,800                400,136
           Quality Systems, Inc.                                                                       100                  8,112
       *   Qualstar Corp.                                                                                8                     29
       *   Quantum Corp.                                                                             4,200                 12,558
       *   Quest Software, Inc.                                                                      2,600                 40,950
       *   QuickLogic Corp.                                                                          1,000                  3,560
       *   Quovadx, Inc.                                                                               629                  1,742
       *   Radiant Systems, Inc.                                                                       600                  7,818
       *   RadiSys Corp.                                                                               300                  5,490
       *   Radyne Corp.                                                                                200                  3,034
       *   RAE Systems, Inc.                                                                           800                  2,912
       *   Raindance Communications, Inc.                                                            1,800                  3,600
       *   Rambus, Inc.                                                                                500                  8,395
       *   RealNetworks, Inc.                                                                        3,200                 27,680
       *   Red Hat, Inc.                                                                             1,700                 40,069
       *   Redback Networks, Inc.                                                                    1,100                 14,839
       *   REMEC, Inc.                                                                                 400                    468
           Renaissance Learning, Inc.                                                                  518                 10,277
           Reynolds & Reynolds Co.                                                                   1,200                 32,688
       *   RF Micro Devices, Inc.                                                                    4,900                 27,832
       *   RF Monolithics, Inc.                                                                        100                    559
       *   Rimage Corp.                                                                                100                  2,865
       *   Rofin-Sinar Technologies, Inc.                                                              200                  8,634
       *   Rogers Corp.                                                                                500                 19,150
       *   RSA Security, Inc.                                                                        1,900                 24,700
       *   Rudolph Technologies, Inc.                                                                  200                  2,570
       *   S1 Corp.                                                                                    500                  2,195
       *   Saba Software, Inc.                                                                         100                    360
           Sabre Holdings Corp.                                                                      3,000                 68,610
       *   SafeNet, Inc.                                                                               634                 22,539
       *   Sandisk Corp.                                                                             1,300                 66,378
       *   Sanmina-SCI Corp.                                                                        10,400                 43,056
       *   Sapient Corp.                                                                             2,000                 12,440
       *   SatCon Technology Corp.                                                                     400                    588
       *   SBS Technologies, Inc.                                                                      500                  5,150

       *   ScanSource, Inc.                                                                            300                 17,787
           Scientific-Atlanta, Inc.                                                                  1,700                 71,944
       *   Secure Computing Corp.                                                                      400                  5,496
       *   Semitool, Inc.                                                                              800                  7,616
       *   Semtech Corp.                                                                             1,300                 25,883
       *   Serena Software, Inc.                                                                       500                 11,720
       *   SI International, Inc.                                                                      200                  5,430
       *   Sigma Designs, Inc.                                                                         100                  1,403
       *   Silicon Image, Inc.                                                                         700                  6,797
       *   Silicon Laboratories, Inc.                                                                  900                 34,965
       *   Silicon Storage Technology, Inc.                                                          2,700                 14,877
       *   SimpleTech, Inc.                                                                          1,200                  4,524
       *   Sirenza Microdevices, Inc.                                                                1,000                  3,940
       *   Skyworks Solutions, Inc.                                                                  3,800                 20,482
       *   SM&A                                                                                        325                  2,698
       *   Solectron Corp.                                                                          20,100                 72,159
       *   Sonic Solutions, Inc.                                                                       500                  7,700
       *   SonicWALL, Inc.                                                                           1,700                 12,631
       *   Sonus Networks, Inc.                                                                      4,100                 16,851
           SpectraLink Corp.                                                                           400                  5,164
       *   Spectrum Control, Inc.                                                                      200                  1,276
       *   SPSS, Inc.                                                                                  300                  8,664
       *   SRA International, Inc.                                                                     600                 18,378
       *   SRS Labs, Inc.                                                                              200                  1,154
       *   SSA Global Technologies, Inc.                                                               400                  7,272
       *   Staktek Holdings, Inc.                                                                    1,300                  7,475
       *   Standard Microsystems Corp.                                                                 500                 14,950
           StarTek, Inc.                                                                               300                  4,983
       *   Stellent, Inc.                                                                              700                  7,301
       *   Stratasys, Inc.                                                                             100                  2,371
       *   Stratex Networks, Inc.                                                                    1,900                  6,270
       *   Stratos International, Inc.                                                                 200                  1,196
       *   Sun Microsystems, Inc.                                                                   24,000                 90,480
       *   Sunair Electronics, Inc.                                                                    100                    604
           Sunrise Telecom, Inc.                                                                       500                    880
       *   Superior Essex, Inc.                                                                        400                  7,540
       *   Supertex, Inc.                                                                              200                  8,448
       *   SupportSoft, Inc.                                                                           800                  3,200
       *   Sybase, Inc.                                                                              1,700                 38,165
       *   Sykes Enterprises, Inc.                                                                     900                 12,420
       *   Symantec Corp.                                                                            6,500                114,855
       *   Symmetricom, Inc.                                                                           700                  6,132
       *   Synaptics, Inc.                                                                             500                 13,455
       *   SYNNEX Corp.                                                                                600                  9,390
       *   Synopsys, Inc.                                                                            3,300                 64,416
       *   Synplicity, Inc.                                                                            600                  4,590
           Syntel, Inc.                                                                                490                 10,074
       *   Take-Two Interactive Software, Inc.                                                       1,500                 27,375
           TALX Corp.                                                                                  400                 16,500
       *   Tech Data Corp.                                                                           1,300                 51,103
           Technitrol, Inc.                                                                          1,000                 17,700
       *   Technology Solutions Co.                                                                    294                  2,420
       *   TechTeam Global, Inc.                                                                       200                  1,836
       *   Tekelec                                                                                   1,500                 19,500
           Tektronix, Inc.                                                                           2,100                 53,739

       *   TeleCommunication Systems, Inc.                                                             500                  1,125
       *   Telkonet, Inc.                                                                              500                  2,325
       *   Tellabs, Inc.                                                                             6,900                 70,794
       *   Teradyne, Inc.                                                                            4,000                 58,520
       *   Terayon Communication Systems, Inc.                                                       1,200                  2,484
       *   Tessco Technologies, Inc.                                                                   100                  1,642
       *   Tessera Technologies, Inc.                                                                  100                  2,750
           Texas Instruments, Inc.                                                                   9,900                321,552
       *   TheStreet.com, Inc.                                                                         300                  1,488
       *   THQ, Inc.                                                                                 1,200                 27,264
       *   TIBCO Software, Inc.                                                                      5,400                 45,198
       *   Tier Technologies, Inc. Class B                                                             500                  4,160
       *   TNS, Inc.                                                                                   100                  1,805
       *   Tollgrade Communications, Inc.                                                              400                  4,360
           Total System Services, Inc.                                                               1,400                 30,184
       *   Transaction Systems Architects, Inc.                                                        700                 20,370
       *   Trident Microsystems, Inc.                                                                  400                  7,536
       *   Trimble Navigation, Ltd.                                                                    900                 29,322
       *   Triquint Semiconductor, Inc.                                                              3,700                 16,650
       *   TTM Technologies, Inc.                                                                      300                  2,742
       *   Tumbleweed Communications Corp.                                                             600                  1,746
       *   Tut Systems, Inc.                                                                           900                  2,754
       *   Tyler Technologies, Inc.                                                                    600                  5,250
       *   Ulticom, Inc.                                                                             1,100                 12,672
       *   Ultimate Software Group, Inc.                                                               300                  5,163
       *   Ultra Clean Holdings, Inc.                                                                  100                    680
       *   Ultratech, Inc.                                                                             600                  9,858
       *   Unisys Corp.                                                                              7,600                 46,740
           United Online, Inc.                                                                       1,000                 14,110
       *   Universal Display Corp.                                                                     200                  2,330
       *   Unova, Inc.                                                                               1,100                 30,943
       *   ValueClick, Inc.                                                                          2,000                 37,760
       *   Varian Semiconductor Equipment Associates, Inc.                                             800                 35,216
       *   Veeco Instruments, Inc.                                                                     700                 12,397
       *   VeriFone Holdings, Inc.                                                                     700                 16,030
       *   Verint Systems, Inc.                                                                        700                 26,341
       *   VeriSign, Inc.                                                                            2,400                 53,352
       *   Verity, Inc.                                                                                700                  9,226
       *   Viasat, Inc.                                                                                500                 13,825
           Video Display Corp.                                                                         200                  2,712
       *   Vignette Corp.                                                                              700                 12,397
       *   Vishay Intertechnology, Inc.                                                              4,300                 55,169
       *   Vitria Technology, Inc.                                                                     500                  1,390
       *   WatchGuard Technologies, Inc.                                                             1,000                  3,560
       *   WebEx Communications, Inc.                                                                1,000                 23,810
       *   webMethods, Inc.                                                                          1,200                  9,696
       *   Websense, Inc.                                                                              300                 19,485
       *   Western Digital Corp.                                                                     3,900                 58,188
       *   White Electronics Designs Corp.                                                             800                  4,040
       *   Wind River Systems, Inc.                                                                  1,700                 23,426
           Wireless Telecom Group, Inc.                                                                400                    936
       *   Witness Systems, Inc.                                                                       200                  4,010
           Woodhead Industries, Inc.                                                                   400                  5,192
       *   Wright Express Corp.                                                                        100                  2,436
       *   Xerox Corp.                                                                               6,800                 96,560

           Xilinx, Inc.                                                                              3,600                 95,184
           X-Rite, Inc.                                                                                600                  6,642
       *   Yahoo!, Inc.                                                                              8,200                329,886
       *   Zebra Technologies Corp. Class A                                                            600                 27,078
       *   Zhone Technologies, Inc.                                                                  3,500                  7,735
       *   Zix Corp.                                                                                   200                    352
       *   Zomax, Inc.                                                                                 912                  2,006
       *   Zoran Corp.                                                                               1,200                 20,304
       *   Zygo Corp.                                                                                  350                  4,932
                                                                                                              -------------------
Total Information Technology                                                                                           18,546,148
                                                                                                              -------------------
Consumer Discretionary -- (13.4%)
       *   1-800 CONTACTS, Inc.                                                                        200                  2,178
       *   1-800-FLOWERS.COM, Inc.                                                                     800                  5,568
       *   4Kids Entertainment, Inc.                                                                   100                  1,635
       *   A.C. Moore Arts & Crafts, Inc.                                                              200                  2,862
           Aaron Rents, Inc.                                                                           900                 18,693
           Aaron Rents, Inc. Class A                                                                   100                  1,800
           Abercrombie & Fitch Co.                                                                     600                 36,792
       *   Advance Auto Parts, Inc.                                                                    450                 19,053
           Advo, Inc.                                                                                  100                  2,729
       *   Aeropostale, Inc.                                                                           600                 14,922
           AFC Enterprises, Inc.                                                                       400                  4,904
       *   Aftermarket Technology Corp.                                                                300                  6,150
       *   Alderwoods Group, Inc.                                                                      900                 13,518
           Aldila, Inc.                                                                                100                  2,521
       *   Alliance Gaming Corp.                                                                       900                 10,737
       *   Alloy, Inc.                                                                               1,200                  7,356
       *   Amazon.com, Inc.                                                                          2,300                111,458
           Ambassadors Group, Inc.                                                                     200                  5,018
           American Axle & Manufacturing Holdings, Inc.                                              1,100                 23,386
       *   American Biltrite, Inc.                                                                     100                  1,198
           American Eagle Outfitters, Inc.                                                           1,500                 34,140
           American Greetings Corp. Class A                                                          1,400                 36,680
       *   America's Car-Mart, Inc.                                                                    100                  1,612
           Ameristar Casinos, Inc.                                                                     600                 14,154
           Andersons, Inc.                                                                             100                  4,115
       *   AnnTaylor Stores Corp.                                                                    1,900                 57,627
       *   Apollo Group, Inc. Class A                                                                  900                 64,080
           Applebees International, Inc.                                                               900                 20,628
           Arbitron, Inc.                                                                              400                 15,440
           Arctic Cat, Inc.                                                                            100                  2,098
           ArvinMeritor, Inc.                                                                        1,000                 13,300
       *   Asbury Automotive Group, Inc.                                                               800                 13,400
       *   Audiovox Corp. Class A                                                                      600                  8,310
       *   AutoNation, Inc.                                                                          4,100                 84,952
       *   Autozone, Inc.                                                                              600                 53,436
       *   Avatar Holdings, Inc.                                                                       100                  5,681
       *   Aztar Corp.                                                                                 900                 28,179
       *   Bakers Footwear Group, Inc.                                                                 200                  2,992
       *   Ballantyne of Omaha, Inc.                                                                   500                  2,450
       *   Bally Total Fitness Holding Corp.                                                           900                  6,309
           Bandag, Inc.                                                                                100                  4,285
           Bandag, Inc. Class A                                                                        100                  3,680
           Barnes & Noble, Inc.                                                                      1,400                 56,476

           Bassett Furniture Industries, Inc.                                                          200                  3,606
       *   Beasley Broadcast Group, Inc.                                                               100                  1,402
           Beazer Homes USA, Inc.                                                                      900                 62,973
           Bebe Stores, Inc.                                                                         1,300                 21,021
       *   Bed Bath and Beyond, Inc.                                                                 1,600                 68,256
           Belo Corp. Class A                                                                        1,600                 34,880
       *   Benihana, Inc. Class A                                                                      100                  1,818
           Best Buy Co., Inc.                                                                        2,500                120,600
       *   Big Dog Holdings, Inc.                                                                      100                    699
       *   Big Lots, Inc.                                                                            2,600                 31,954
       *   BJ's Restaurants, Inc.                                                                      500                 11,870
           Black & Decker Corp.                                                                        600                 52,686
       *   Blount International, Inc.                                                                  700                 10,885
       *   Bluegreen Corp.                                                                             700                 10,409
           Blyth, Inc.                                                                                 300                  5,940
           Bob Evans Farms, Inc.                                                                       500                 12,090
       *   Bombay Co., Inc.                                                                            400                  1,584
           Bon-Ton Stores, Inc.                                                                        400                  7,388
           Books-A-Million, Inc.                                                                       200                  1,898
           Borders Group, Inc.                                                                         600                 12,234
           BorgWarner, Inc.                                                                          1,000                 60,000
           Bowl America, Inc. Class A                                                                  100                  1,342
           Boyd Gaming Corp.                                                                           900                 43,542
       *   Bright Horizons Family Solutions, Inc.                                                      200                  7,076
       *   Brillian Corp.                                                                              100                    564
           Brinker International, Inc.                                                               1,400                 55,552
           Brown Shoe Company, Inc.                                                                    500                 20,550
           Brunswick Corp.                                                                           1,500                 58,935
           Buckle, Inc.                                                                                400                 13,052
           Building Materials Holding Corp.                                                            200                 16,466
           Burlington Coat Factory Warehouse Corp.                                                   1,000                 39,640
       *   Cabela's, Inc.                                                                              800                 13,920
       *   Cablevision Systems New York Group Class A                                                1,800                 42,588
       *   Cache, Inc.                                                                                 200                  3,366
           Cadmus Communications Corp.                                                                 100                  2,018
       *   California Coastal Communities, Inc.                                                        300                 11,784
       *   California Pizza Kitchen, Inc.                                                              400                 13,112
       *   Career Education Corp.                                                                    1,700                 63,410
       *   CarMax, Inc.                                                                              1,700                 46,614
           Carmike Cinemas, Inc.                                                                       100                  2,632
       *   Carriage Services, Inc.                                                                     300                  1,557
       *   Carter's, Inc.                                                                              500                 30,575
       *   Casual Male Retail Group, Inc.                                                              600                  3,708
           Catalina Marketing Corp.                                                                    300                  7,941
           Cato Corp. Class A                                                                          300                  6,480
       *   Cavalier Homes, Inc.                                                                        200                  1,170
       *   Cavco Industries, Inc.                                                                      100                  3,925
           CBRL Group, Inc.                                                                            600                 22,194
       *   CEC Entertainment, Inc.                                                                     200                  7,160
           Centex Corp.                                                                              2,100                150,885
       *   Champion Enterprises, Inc.                                                                  800                 11,576
       *   Champps Entertainment, Inc.                                                                 300                  2,196
           Charles and Colvard, Ltd.                                                                   100                  2,696
       *   Charlotte Russe Holding, Inc.                                                               500                  9,350
       *   Charming Shoppes, Inc.                                                                    2,800                 32,900

       *   Checkers Drive-In Restaurants, Inc.                                                         200                  3,020
       *   Cheesecake Factory, Inc.                                                                  1,200                 43,968
           Cherokee, Inc.                                                                              100                  3,455
       *   Chicos FAS, Inc.                                                                          1,500                 66,165
           Choice Hotels International, Inc.                                                         1,200                 43,476
           Christopher & Banks Corp.                                                                   400                  6,032
       *   Chromcraft Revington, Inc.                                                                  100                  1,350
           Churchill Downs, Inc.                                                                       100                  3,788
           Citadel Broadcasting Co.                                                                  2,100                 28,308
           CKE Restaurants, Inc.                                                                       200                  2,522
       *   CKX, Inc.                                                                                   700                  9,072
           Claire's Stores, Inc.                                                                     1,700                 48,501
           Clear Channel Communications, Inc.                                                        3,600                117,216
       *   Coach, Inc.                                                                               2,100                 72,303
           Coachmen Industries, Inc.                                                                   200                  2,426
       *   Cobra Electronics Corp.                                                                     200                  2,170
       *   Coldwater Creek, Inc.                                                                       600                 18,840
       *   Collectors Universe, Inc.                                                                   100                  1,325
           Collegiate Pacific, Inc.                                                                    100                    880
       *   Columbia Sportswear Co.                                                                     300                 13,944
       *   Comcast Corp. Class A                                                                     9,000                237,600
       *   Comcast Corp. Special Class A Non-Voting                                                  5,500                143,220
       *   Conn's, Inc.                                                                                500                 16,905
           Cooper Tire & Rubber Co.                                                                    800                 11,768
       *   Cosi, Inc.                                                                                  100                    874
       *   Cost Plus, Inc.                                                                             200                  3,676
           Courier Corp.                                                                               300                 10,557
       *   Cox Radio, Inc.                                                                             800                 11,848
           CPI Corp.                                                                                   100                  1,760
       *   Crown Media Holdings, Inc.                                                                1,162                 12,085
       *   CSK Auto Corp.                                                                              800                 12,400
           CSS Industries, Inc.                                                                        100                  3,336
       *   Cumulus Media, Inc. Class A                                                                 700                  8,645
           Cutter & Buck, Inc.                                                                         100                  1,210
       *   Cybex International, Inc.                                                                   200                    736
           Dana Corp.                                                                                2,200                 15,334
           Darden Restaurants, Inc.                                                                  1,100                 39,358
           Deb Shops, Inc.                                                                             200                  5,816
           Delphi Corp.                                                                              5,100                  1,855
           Delta Apparel, Inc.                                                                         200                  3,050
       *   Design Within Reach, Inc.                                                                   100                    603
       *   DeVry, Inc.                                                                               1,400                 32,508
           Dex Media, Inc.                                                                             700                 19,054
           Dillards, Inc. Class A                                                                    1,600                 33,552
           Disney (Walt) Co.                                                                        13,200                329,076
       *   Dixie Group, Inc.                                                                           200                  2,800
           Dollar General Corp.                                                                      3,000                 56,730
       *   Dollar Tree Stores, Inc.                                                                  1,300                 29,848
       *   Dominion Homes, Inc.                                                                        100                    995
       *   Domino's Pizza, Inc.                                                                        700                 17,500
           Dover Downs Gaming & Entertainment, Inc.                                                    100                  1,256
           Dover Motorsports, Inc.                                                                     600                  3,858
           Dow Jones & Co., Inc.                                                                       600                 20,466
       *   Drew Industries, Inc.                                                                       200                  6,024
       *   drugstore.com, Inc.                                                                       1,900                  5,833

           DRYCLEAN USA, Inc.                                                                          100                    236
       *   Earle M. Jorgensen Co.                                                                      100                    960
           Eastman Kodak Co.                                                                         2,000                 47,940
       *   eBay, Inc.                                                                                7,600                340,556
           EchoStar Communications Corp. Class A                                                     1,000                 25,840
       *   Educate, Inc.                                                                               200                  2,190
       *   Education Management Corp.                                                                1,200                 40,500
       *   EMAK Worldwide, Inc.                                                                        100                    678
       *   Emerson Radio Corp.                                                                         400                  1,224
       *   Emmis Communications Corp. Class A                                                          700                 14,588
       *   Entercom Communications Corp.                                                               700                 22,295
       *   Entravision Communications Corp.                                                          1,500                 11,235
       *   Escala Group, Inc.                                                                          300                  4,965
           Escalade, Inc.                                                                              200                  2,530
           Ethan Allen Interiors, Inc.                                                                 800                 29,840
           Family Dollar Stores, Inc.                                                                1,100                 24,761
       *   Famous Dave's of America, Inc.                                                              200                  2,142
           Fedders Corp.                                                                               800                  1,752
           Federated Department Stores, Inc.                                                         1,800                115,974
       *   Finlay Enterprises, Inc.                                                                    100                  1,145
       *   Fisher Communications, Inc.                                                                 200                  9,102
       *   Fleetwood Enterprises, Inc.                                                                 900                 10,269
           Flexsteel Industries, Inc.                                                                  100                  1,397
           Foot Locker, Inc.                                                                         1,900                 41,458
           Ford Motor Co.                                                                            8,100                 65,853
           Fortune Brands, Inc.                                                                      1,500                116,940
       *   Fossil, Inc.                                                                                900                 17,946
       *   Fox & Hound Restaurant Group                                                                200                  2,640
       *   Franklin Covey Co.                                                                          500                  3,390
       *   Franklin Electronic Publishers, Inc.                                                        100                    350
           Fred's, Inc.                                                                              1,100                 18,271
       *   Friendly Ice Cream Corp.                                                                    100                    890
           Frisch's Restaurants, Inc.                                                                  100                  2,470
           Furniture Brands International, Inc.                                                        800                 15,960
       *   Gaiam, Inc.                                                                                 200                  2,690
       *   GameStop Corp. Class A                                                                      300                 10,092
       *   GameStop Corp. Class B                                                                      100                  3,140
           GameTech International, Inc.                                                                400                  1,560
           Gaming Partners International Corp.                                                         100                  1,166
       *   Gander Mountain Co.                                                                         100                    569
           Gannett Co., Inc.                                                                         1,600                 98,592
           Gap, Inc.                                                                                 3,900                 67,782
       *   Gaylord Entertainment Co.                                                                   900                 38,934
           General Motors Corp.                                                                      4,700                102,930
       *   Genesco, Inc.                                                                               400                 15,860
           Gentek, Inc.                                                                                100                  1,624
           Gentex Corp.                                                                              3,100                 58,373
           Genuine Parts Co.                                                                         1,900                 84,189
       *   Getty Images, Inc.                                                                          500                 45,645
       *   G-III Apparel Group, Ltd.                                                                   100                  1,007
       *   Goodyear Tire & Rubber Co.                                                                1,900                 32,547
       *   Gottschalks, Inc.                                                                           200                  1,630
           Gray Television, Inc.                                                                       400                  3,568
           Gray Television, Inc. Class A                                                               200                  1,746
       *   Group 1 Automotive, Inc.                                                                    700                 21,609

       *   GSI Commerce, Inc.                                                                          800                 13,312
       *   Guess, Inc.                                                                                 600                 20,328
       *   Guitar Center, Inc.                                                                         500                 26,370
       *   Gymboree Corp.                                                                              600                 13,536
           H&R Block, Inc.                                                                           2,700                 65,988
       *   Hampshire Group, Ltd.                                                                       100                  2,379
           Hancock Fabrics, Inc.                                                                       400                  1,800
           Harley-Davidson, Inc.                                                                     1,600                 86,176
           Harman International Industries, Inc.                                                       500                 48,750
           Harrahs Entertainment, Inc.                                                               2,500                170,225
       *   Harris Interactive, Inc.                                                                  1,600                  6,368
           Harte-Hanks, Inc.                                                                         1,500                 39,390
       *   Hartmarx Corp.                                                                              500                  3,670
           Hasbro, Inc.                                                                              3,600                 73,512
           Haverty Furniture Co., Inc.                                                                 200                  2,572
       *   Hayes Lemmerz International, Inc.                                                           400                  1,216
           Hearst-Argyle Television, Inc.                                                            1,400                 33,656
       *   Hibbett Sporting Goods, Inc.                                                                300                  8,988
           Hilton Hotels Corp.                                                                       5,900                129,328
           Hollinger International, Inc. Class A                                                     1,400                 12,502
       *   Hollywood Media Corp.                                                                       300                  1,302
           Home Depot, Inc.                                                                         12,700                530,606
       *   Home Solutions of America, Inc.                                                             300                  1,725
           Horton (D.R.), Inc.                                                                       4,600                163,024
       *   Hovnanian Enterprises, Inc. Class A                                                       1,000                 49,840
       *   Iconix Brand Group, Inc.                                                                    400                  3,736
           IHOP Corp.                                                                                  400                 19,120
           ILX Resorts, Inc.                                                                           100                    905
       *   Image Entertainment, Inc.                                                                   600                  2,304
       *   IMPCO Technologies, Inc.                                                                    800                  4,160
       *   Insight Enterprises, Inc.                                                                 1,200                 24,996
           Interactive Data Corp.                                                                    1,600                 35,424
       *   Interface, Inc. Class A                                                                   1,100                  9,163
           International Game Technology                                                             2,300                 67,505
           International Speedway Corp. Class A                                                        500                 27,285
       *   Interpublic Group of Companies, Inc.                                                      4,200                 39,144
       *   Interstate Hotels & Resorts, Inc.                                                         1,000                  4,530
       *   INVESTools, Inc.                                                                          1,200                  5,988
       *   Isle of Capri Casinos, Inc.                                                                 500                 13,560
       *   ITT Educational Services, Inc.                                                              500                 30,685
       *   J. Alexander's Corp.                                                                        100                    802
       *   J. Jill Group, Inc.                                                                         500                  9,155
       *   Jack in the Box, Inc.                                                                       700                 23,520
           Jackson Hewitt Tax Service, Inc.                                                            900                 21,636
       *   Jakks Pacific, Inc.                                                                         700                 14,266
       *   Jameson Inns, Inc.                                                                          900                  1,881
       *   Jarden Corp.                                                                                600                 19,590
       *   Jennifer Convertibles, Inc.                                                                 100                    380
           Johnson Controls, Inc.                                                                    1,300                 90,285
           Jones Apparel Group, Inc.                                                                 1,400                 40,264
       *   Jos. A. Bank Clothiers, Inc.                                                                300                 15,003
           Journal Communications, Inc. Class A                                                        200                  2,702
           Journal Register Co.                                                                      1,100                 17,171
       *   K2, Inc.                                                                                    400                  4,064
           KB Home                                                                                   1,100                 76,747

           Kellwood Co.                                                                                600                 13,872
           Kenneth Cole Productions, Inc. Class A                                                      200                  5,616
       *   Keystone Automotive Industries, Inc.                                                        200                  5,600
           Kimball International, Inc. Class B                                                         300                  3,195
       *   Kirkland's, Inc.                                                                            200                  1,320
           Knight-Ridder, Inc.                                                                         800                 48,320
       *   Kohl's Corp.                                                                              1,700                 78,200
       *   Krispy Kreme Doughnuts, Inc.                                                              1,000                  4,950
           K-Swiss, Inc. Class A                                                                       300                  9,369
       *   La Quinta Corp.                                                                           4,300                 47,128
       *   LaCrosse Footwear, Inc.                                                                     100                  1,096
       *   Lakeland Industries, Inc.                                                                   100                  1,983
       *   Lamar Advertising Co.                                                                     1,000                 46,350
           Landry's Restaurants, Inc.                                                                  300                  8,115
       *   Las Vegas Sands Corp.                                                                       100                  4,171
       *   Laureate Education, Inc.                                                                    800                 40,456
       *   Lazare Kaplan International, Inc.                                                           100                    822
           La-Z-Boy, Inc.                                                                            1,300                 17,381
           Lear Corp.                                                                                  500                 13,920
           Lee Enterprises, Inc.                                                                       700                 26,894
           Leggett & Platt, Inc.                                                                     1,700                 39,916
           Lennar Corp. Class A                                                                      1,800                103,824
           Lennar Corp. Class B                                                                        600                 32,154
       *   Lenox Group, Inc.                                                                           100                  1,236
           Levitt Corp. Class A                                                                        200                  4,326
       *   Liberty Global, Inc. Class A                                                              3,600                 80,316
       *   Liberty Media Corp. Class A                                                              18,800                144,384
       *   Liberty Media Corp. Class B                                                                 500                  3,940
       *   LIFE TIME FITNESS, Inc.                                                                     100                  3,843
           Lifetime Brands, Inc.                                                                       100                  2,176
           Limited Brands, Inc.                                                                      2,700                 60,075
       *   Lin TV Corp.                                                                                400                  5,232
       *   Linens 'n Things, Inc.                                                                    1,000                 25,610
           Lithia Motors, Inc. Class A                                                                 400                 11,420
           Liz Claiborne, Inc.                                                                       1,800                 62,784
       *   LKQ Corp.                                                                                   500                 16,295
       *   Lodgenet Entertainment Corp.                                                                100                  1,371
       *   Lodgian, Inc.                                                                               700                  7,203
           Lone Star Steakhouse & Saloon, Inc.                                                         300                  6,951
           Lowe's Companies, Inc.                                                                    4,400                296,912
       *   Luby's, Inc.                                                                                300                  3,834
           M/I Homes, Inc.                                                                             400                 17,500
       *   Mace Security International, Inc.                                                           200                    480
       *   Main Street Restaurant Group, Inc.                                                          200                    984
       *   MarineMax, Inc.                                                                             200                  5,252
           Marriott International, Inc. Class A                                                      1,100                 71,071
       *   Martha Stewart Living Omnimedia, Inc.                                                       300                  6,036
       *   Marvel Entertainment, Inc.                                                                1,900                 30,913
           Mattel, Inc.                                                                              3,400                 56,610
           Matthews International Corp. Class A                                                        600                 23,574
           McDonald's Corp.                                                                          6,500                220,025
           McGraw-Hill Companies, Inc.                                                               2,100                111,405
           MDC Holdings, Inc.                                                                          900                 61,317
       *   Meade Instruments Corp.                                                                     200                    544
           Media General, Inc. Class A                                                                 300                 15,210

       *   Mediacom Communications Corp.                                                             2,000                 10,420
           Meredith Corp.                                                                              700                 35,700
       *   Meritage Homes Corp.                                                                        500                 33,235
       *   Mestek, Inc.                                                                                100                  1,210
       *   MGM Mirage                                                                                4,500                171,495
           Michaels Stores, Inc.                                                                       900                 33,660
       *   Midas, Inc.                                                                                 100                  1,888
       *   Mikohn Gaming Corp.                                                                         200                  2,002
           Modine Manufacturing Co.                                                                    900                 29,961
       *   Mohawk Industries, Inc.                                                                   1,200                105,576
           Monaco Coach Corp.                                                                          700                 10,381
       *   Monarch Casino & Resort, Inc.                                                               200                  4,278
           Monro Muffler Brake, Inc.                                                                   200                  6,172
       *   Morningstar, Inc.                                                                            24                    769
       *   Mothers Work, Inc.                                                                          100                  1,040
           Movado Group, Inc.                                                                          500                  9,225
           Movie Gallery, Inc.                                                                         300                  1,479
       *   MTR Gaming Group, Inc.                                                                      300                  2,238
       *   Multimedia Games, Inc.                                                                      700                  7,126
       *   Nathan's Famous, Inc.                                                                       100                    960
           National Presto Industries, Inc.                                                            100                  4,455
           Nautilus Group, Inc.                                                                        800                 14,160
       *   Navarre Corp.                                                                               500                  2,895
           Nelson (Thomas), Inc.                                                                       200                  4,950
       *   Netflix, Inc.                                                                               600                 16,524
       *   Nevada Gold & Casinos, Inc.                                                                 200                  2,100
       *   New Frontier Media, Inc.                                                                    300                  1,863
       *   New York & Co., Inc.                                                                        100                  1,704
           Newell Rubbermaid, Inc.                                                                   1,900                 43,833
           News Corp. Class A                                                                       17,000                251,770
           News Corp., Inc. Class B When Issued                                                      7,800                121,992
           NIKE, Inc. Class B                                                                        1,200                102,360
           Noble International, Ltd.                                                                   100                  2,252
           Nordstrom, Inc.                                                                           2,300                 84,824
       *   NTL, Inc.                                                                                 1,600                 93,168
       *   Nutri/System, Inc.                                                                          400                 15,572
           Oakley, Inc.                                                                              1,500                 24,120
       *   O'Charleys, Inc.                                                                            200                  2,902
       *   Office Depot, Inc.                                                                        3,000                 89,040
           OfficeMax, Inc.                                                                           1,400                 40,852
           Omnicom Group, Inc.                                                                       1,200                101,472
       *   Opinion Research Corp.                                                                      100                    629
       *   O'Reilly Automotive, Inc.                                                                 1,600                 48,704
           Orleans Homebuilders, Inc.                                                                  300                  5,838
           Outback Steakhouse, Inc.                                                                  1,200                 48,336
       *   Outdoor Channel Holdings, Inc.                                                              400                  6,396
           Oxford Industries, Inc.                                                                     400                 22,568
       *   P & F Industries, Inc. Class A                                                              100                  1,323
       *   P.F. Chang's China Bistro, Inc.                                                             500                 25,725
       *   Pacific Sunwear of California, Inc.                                                       1,500                 39,690
       *   Palm Harbor Homes, Inc.                                                                     300                  5,649
       *   Panera Bread Co.                                                                            400                 27,200
       *   Pantry, Inc.                                                                                400                 16,440
       *   Papa John's International, Inc.                                                             100                  5,446
       *   Party City Corp.                                                                            300                  5,133

       *   Payless ShoeSource, Inc.                                                                  1,400                 31,990
       *   PC Mall, Inc.                                                                               400                  1,972
       *   Penn National Gaming, Inc.                                                                1,300                 43,121
           Penney (J.C.) Co., Inc.                                                                   2,800                146,916
       *   Perry Ellis International, Inc.                                                             300                  6,039
       *   PetMed Express, Inc.                                                                        200                  2,356
           PETsMART, Inc.                                                                            1,300                 30,966
           Phillips-Van Heusen Corp.                                                                   900                 30,501
       *   Phoenix Footwear Group, Inc.                                                                100                    595
       *   Pinnacle Entertainment, Inc.                                                                900                 21,501
       *   Pixar, Inc.                                                                               1,000                 55,440
       *   Playboy Enterprises, Inc. Class B                                                           500                  7,165
       *   Point.360                                                                                   100                    189
           Polaris Industries, Inc.                                                                    100                  4,944
           Polo Ralph Lauren Corp.                                                                     600                 32,160
       *   Pomeroy IT Solutions, Inc.                                                                  100                    805
           Pre-Paid Legal Services, Inc.                                                               100                  4,255
       *   Priceline.com, Inc.                                                                         500                 12,010
       *   PRIMEDIA, Inc.                                                                            4,500                  9,090
       *   Princeton Review, Inc.                                                                      400                  2,140
       *   Proliance International, Inc.                                                               200                  1,092
       *   ProQuest Co.                                                                                700                 19,565
       *   Provide Commerce, Inc.                                                                      100                  2,886
           Pulte Homes, Inc.                                                                         4,600                191,498
       *   Quaker Fabric Corp.                                                                         200                    536
       *   Quantum Fuel Systems Technologies Worldwide, Inc.                                           500                  1,275
       *   Quiksilver, Inc.                                                                          2,600                 31,928
       *   R&B, Inc.                                                                                   200                  2,366
       *   R.H. Donnelley Corp.                                                                        500                 31,490
       *   Radio One, Inc. Class A                                                                     300                  3,342
       *   Radio One, Inc. Class D                                                                   1,400                 15,484
           RadioShack Corp.                                                                          2,200                 50,182
       *   Rare Hospitality International, Inc.                                                        800                 25,624
       *   RC2 Corp.                                                                                   500                 17,670
       *   RCN Corp.                                                                                 1,000                 21,810
           Reader's Digest Association, Inc.                                                         1,800                 27,954
       *   Reading International, Inc. Class A                                                         600                  4,770
       *   Red Lion Hotels Corp.                                                                       200                  1,770
       *   Red Robin Gourmet Burgers, Inc.                                                             400                 21,960
       *   RedEnvelope, Inc.                                                                           200                  2,376
       *   Regent Communications, Inc.                                                                 600                  2,994
           Regis Corp.                                                                               1,000                 39,950
       *   Rent-A-Center, Inc.                                                                       1,000                 19,550
       *   Rentrak Corp.                                                                               100                    904
       *   Rent-Way, Inc.                                                                              600                  3,930
       *   Restoration Hardware, Inc.                                                                1,000                  5,850
       *   Retail Ventures, Inc.                                                                       900                 11,493
       *   Rex Stores Corp.                                                                            200                  2,978
       *   Rockford Corp.                                                                              100                    312
       *   Rocky Shoes & Boots, Inc.                                                                   100                  2,393
           Ross Stores, Inc.                                                                         1,300                 35,750
       *   Rubio's Restaurants, Inc.                                                                   400                  3,420
           Ruby Tuesday, Inc.                                                                        1,400                 34,048
           Russell Corp.                                                                               700                 11,081

       *   Ryan's Restaurant Group, Inc.                                                               700                  8,323
           Ryland Group, Inc.                                                                          800                 57,232
       *   Saga Communications, Inc. Class A                                                           200                  2,484
           Saks, Inc.                                                                                3,200                 52,896
       *   Salem Communications Corp.                                                                  500                  9,550
       *   Salton, Inc.                                                                                200                    476
           Sauer-Danfoss, Inc.                                                                         400                  7,160
       *   Scholastic Corp.                                                                          1,000                 33,270
       *   Scientific Games Corp.                                                                      901                 25,525
           SCP Pool Corp.                                                                              500                 19,465
           Scripps (E.W.) Co.                                                                        1,300                 60,255
       *   Sears Holdings Corp.                                                                      1,300                149,526
       *   Select Comfort Corp.                                                                        400                  9,588
           Service Corp. International                                                               7,200                 59,112
       *   Sharper Image Corp.                                                                         200                  2,030
           Sherwin-Williams Co.                                                                      1,000                 43,840
       *   Shiloh Industries, Inc.                                                                     300                  3,966
       *   Shoe Carnival, Inc.                                                                         200                  4,102
       *   Shuffle Master, Inc.                                                                        400                 11,204
           Sinclair Broadcast Group, Inc. Class A                                                    1,000                  9,620
       *   Sirius Satellite Radio, Inc.                                                             10,200                 72,930
       *   Six Flags, Inc.                                                                           2,500                 18,650
       *   Skechers U.S.A., Inc. Class A                                                               500                  7,480
           Skyline Corp.                                                                               100                  3,825
       *   Smith & Wesson Holding Corp.                                                                700                  2,933
           Snap-On, Inc.                                                                             1,500                 56,055
           Sonic Automotive, Inc.                                                                      600                 12,480
       *   Sonic Corp.                                                                                 800                 23,672
       *   Sotheby's Holdings, Inc. Class A                                                            800                 15,224
       *   Source Interlink Companies, Inc.                                                          1,200                 13,176
       *   Spanish Broadcasting System, Inc.                                                           300                  1,446
           Spartan Motors, Inc.                                                                        300                  2,991
           Speedway Motorsports, Inc.                                                                1,000                 38,910
       *   Sport Chalet, Inc. Class A                                                                  175                  1,479
       *   Sport Chalet, Inc. Series B                                                                 225                  2,132
       *   Sportsman's Guide, Inc.                                                                     100                  2,624
           Stage Stores, Inc.                                                                          900                 26,919
       *   Stamps.com, Inc.                                                                            400                  9,380
           Standard Motor Products, Inc.                                                               300                  2,667
           Standard Pacific Corp.                                                                    1,600                 60,304
           Stanley Furniture, Inc.                                                                     400                  9,960
           Staples, Inc.                                                                             4,500                103,950
       *   Starbucks Corp.                                                                           4,700                143,115
           Station Casinos, Inc.                                                                       500                 34,670
       *   Steak n Shake Co.                                                                           600                 10,350
           Stein Mart, Inc.                                                                            600                 10,380
       *   Steinway Musical Instruments, Inc.                                                          100                  2,500
           Steven Madden, Ltd.                                                                         200                  5,446
           Stewart Enterprises, Inc.                                                                 1,400                  7,140
       *   Stoneridge, Inc.                                                                            400                  2,420
       *   Strattec Security Corp.                                                                     100                  4,855
           Strayer Education, Inc.                                                                     100                  9,980
           Stride Rite Corp.                                                                           900                 12,366
           Sturm Ruger & Co., Inc.                                                                     700                  4,935
       *   Sunterra Corp.                                                                              200                  2,350

           Superior Industries International, Inc.                                                     700                 15,967
           Superior Uniform Group, Inc.                                                                100                  1,100
           Syms Corp.                                                                                  200                  2,826
       *   Systemax, Inc.                                                                              700                  4,144
           Talbots, Inc.                                                                               900                 24,498
           Tandy Brand Accessories, Inc.                                                               100                  1,219
       *   Tandy Leather Factory, Inc.                                                                 100                    485
           Target Corp.                                                                              5,000                267,550
       *   Tarrant Apparel Group                                                                       300                    360
           Technical Olympic USA, Inc.                                                               1,600                 33,168
       *   Tempur-Pedic International, Inc.                                                          1,000                 11,350
       *   Tenneco Automotive, Inc.                                                                    700                 12,159
       *   The Children's Place Retail Stores, Inc.                                                    300                 14,880
       *   The DIRECTV Group, Inc.                                                                   7,000                 92,330
       *   The Dress Barn, Inc.                                                                        500                 16,690
           The Marcus Corp.                                                                            200                  4,852
           The McClatchey Co.                                                                          300                 18,483
       *   The Men's Wearhouse, Inc.                                                                   900                 26,370
           The New York Times Co. Class A                                                            1,200                 33,000
           The Pep Boys - Manny, Moe & Jack                                                            800                 11,480
       *   The Sports Authority, Inc.                                                                  600                 18,882
           The Stanley Works                                                                         1,000                 48,000
           The TJX Companies, Inc.                                                                   3,900                 87,399
           Thor Industries, Inc.                                                                     1,200                 45,984
           Tiffany & Co.                                                                             1,400                 56,980
       *   Timberland Co. Class A                                                                      900                 29,781
           Time Warner, Inc.                                                                        38,100                685,038
       *   TiVo, Inc.                                                                                1,300                  6,994
       *   Toll Brothers, Inc.                                                                       2,700                 92,880
       *   Too, Inc.                                                                                   700                 22,141
       *   Tractor Supply Co.                                                                          600                 32,316
           Traffix, Inc.                                                                               200                  1,092
           Triarc Companies, Inc. Class A                                                              500                  8,175
           Tribune Co.                                                                               4,600                147,062
       *   TRW Automotive Holdings Corp.                                                             2,400                 60,480
           Tuesday Morning Corp.                                                                       300                  8,187
           Tupperware Corp.                                                                          1,200                 27,684
       *   Unifi, Inc.                                                                               1,600                  4,592
           Unifirst Corp.                                                                              100                  3,090
           United Auto Group, Inc.                                                                   1,100                 39,182
       *   United Retail Group, Inc.                                                                   500                  5,155
       *   Universal Electronics, Inc.                                                                 200                  3,468
       *   Universal Technical Institute, Inc.                                                         300                  9,114
       *   Univision Communications, Inc. Class A                                                    4,700                142,081
       *   Urban Outfitters, Inc.                                                                    1,300                 40,118
           V.F. Corp.                                                                                1,900                107,635
       *   Vail Resorts, Inc.                                                                          700                 26,082
       *   Valassis Communications, Inc.                                                               500                 15,210
           Value Line, Inc.                                                                            100                  4,030
       *   ValueVision Media, Inc. Class A                                                             800                  8,880
       *   Varsity Group, Inc.                                                                         100                    423
       *   VCG Holding Corp.                                                                           100                    184
       *   Vertrue, Inc.                                                                               100                  3,613
           Viacom, Inc. Class A                                                                        900                 30,132
           Viacom, Inc. Class B                                                                     11,100                370,740

       *   Virco Manufacturing Corp.                                                                   200                  1,209
           Visteon Corp.                                                                             3,200                 21,632
       *   Warnaco Group, Inc.                                                                       1,000                 24,570
           Warner Music Group Corp.                                                                    200                  3,610
           Washington Post Co.                                                                         100                 73,700
       *   WCI Communities, Inc.                                                                       900                 23,112
       *   Weight Watchers International, Inc.                                                         900                 43,020
           Wendy's International, Inc.                                                               1,300                 66,014
       *   West Marine, Inc.                                                                           200                  2,656
           Westwood One, Inc.                                                                        2,200                 39,908
       *   Wet Seal, Inc. Class A                                                                      400                  2,008
           Weyco Group, Inc.                                                                           300                  5,793
           Whirlpool Corp.                                                                             900                 73,665
           Wiley (John) & Sons, Inc. Class A                                                           600                 24,798
           Wiley (John) & Sons, Inc. Class B                                                           100                  4,101
       *   Williams-Sonoma, Inc.                                                                     1,000                 43,390
       *   Wilsons The Leather Experts, Inc.                                                           900                  4,005
           Winnebago Industries, Inc.                                                                  600                 20,166
       *   WMS Industries, Inc.                                                                        500                 12,415
           Wolverine World Wide, Inc.                                                                  900                 19,548
           World Wrestling Federation Entertainment, Inc.                                              500                  6,755
       *   Wynn Resorts, Ltd.                                                                          100                  5,583
           Xerium Technologies, Inc.                                                                   200                  1,776
       *   XM Satellite Radio Holdings, Inc.                                                         1,800                 52,668
           Yankee Candle Co., Inc.                                                                     300                  7,605
           Yum! Brands, Inc.                                                                         1,400                 68,306
       *   Zale Corp.                                                                                1,000                 27,900
       *   Zapata Corp.                                                                                200                  1,220
                                                                                                              -------------------
Total Consumer Discretionary                                                                                           16,962,875
                                                                                                              -------------------
Health Care -- (11.3%)
       *   Abaxis, Inc.                                                                                200                  3,318
           Abbott Laboratories                                                                       7,800                294,138
       *   Abgenix, Inc.                                                                               900                 12,339
       *   Abiomed, Inc.                                                                               600                  5,244
       *   Acadia Pharmaceuticals, Inc.                                                                500                  4,385
       *   Accelrys, Inc.                                                                              400                  3,240
       *   Acusphere, Inc.                                                                             600                  2,940
       *   Adolor Corp.                                                                                500                  7,285
       *   Advanced Magnetics, Inc.                                                                    300                  3,162
       *   Advanced Medical Optics, Inc.                                                             1,700                 72,097
       *   ADVENTRX Pharmaceuticals, Inc.                                                              500                  1,400
           Aetna, Inc.                                                                               1,400                129,486
       *   Affymetrix, Inc.                                                                            700                 34,468
       *   Air Methods Corp.                                                                           200                  3,010
       *   Akorn, Inc.                                                                                 100                    410
       *   Albany Molecular Research, Inc.                                                             700                  8,568
       *   Alexion Pharmaceuticals, Inc.                                                               200                  3,902
       *   Align Technology, Inc.                                                                    1,100                  7,612
       *   Alkermes, Inc.                                                                            1,700                 30,906
           Allergan, Inc.                                                                              900                 90,000
       *   Alliance Imaging, Inc.                                                                      300                  1,668
       *   Allied Healthcare International, Inc.                                                     1,000                  6,000
       *   Allied Healthcare Products, Inc.                                                            100                    550
       *   Allos Therapeutics, Inc.                                                                    800                  1,672

       *   Allscripts Healthcare Solutions, Inc.                                                       500                  6,700
           Alpharma, Inc. Class A                                                                      900                 23,778
       *   Amedisys, Inc.                                                                              200                  8,876
       *   American Dental Partners, Inc.                                                              150                  2,801
       *   American Healthways, Inc.                                                                   400                 17,764
       *   American Medical Systems Holdings, Inc.                                                   1,000                 18,400
       *   American Pharmaceutical Partners, Inc.                                                      400                 15,208
       *   American Retirement Corp.                                                                   300                  7,386
           American Shared Hospital Services                                                           100                    650
       *   AMERIGROUP Corp.                                                                            600                 11,196
           AmerisourceBergen Corp.                                                                   1,900                152,665
       *   Amgen, Inc.                                                                               6,700                542,231
       *   AMICAS, Inc.                                                                              1,100                  5,225
       *   AMN Healthcare Services, Inc.                                                               500                  9,525
       *   Amsurg Corp.                                                                                600                 14,466
       *   Amylin Pharmaceuticals, Inc.                                                                700                 26,187
           Analogic Corp.                                                                              400                 19,184
       *   Andrx Corp.                                                                               1,000                 17,790
       *   Anika Therapeutics, Inc.                                                                    100                  1,181
       *   Antigenics, Inc.                                                                            200                  1,094
           Applera Corp. - Applied Biosystems Group                                                  1,900                 52,402
       *   Applera Corp. - Celera Genomics Group                                                     1,900                 23,598
       *   Apria Healthcare Group, Inc.                                                                800                 19,568
       *   Arena Pharmaceuticals, Inc.                                                                 700                  7,546
       *   Ariad Pharmaceuticals, Inc.                                                                 700                  4,319
       *   Arqule, Inc.                                                                                600                  4,158
       *   Array BioPharma, Inc.                                                                       800                  5,376
           Arrow International, Inc.                                                                   400                 11,932
       *   Arthrocare Corp.                                                                            300                 11,475
       *   Aspect Medical Systems, Inc.                                                                300                 11,301
       *   AtheroGenics, Inc.                                                                          600                  8,994
       *   ATS Medical, Inc.                                                                           500                  1,500
       *   AVANIR Pharmaceuticals Class A                                                            1,400                  3,934
       *   AVI BioPharma, Inc.                                                                       1,000                  3,360
       *   Avigen, Inc.                                                                                300                    900
           Bard (C.R.), Inc.                                                                           700                 45,409
       *   Barr Laboratories, Inc.                                                                     700                 40,145
           Bausch & Lomb, Inc.                                                                         600                 48,756
           Baxter International, Inc.                                                                3,400                132,226
           Beckman Coulter, Inc.                                                                       700                 38,983
           Becton Dickinson & Co.                                                                    1,400                 81,522
       *   Bentley Pharmaceuticals, Inc.                                                               400                  7,164
       *   Bioanalytical Systems, Inc.                                                                 100                    527
       *   BioCryst Pharmaceuticals, Inc.                                                              200                  3,248
       *   Bioenvision, Inc.                                                                           900                  4,932
       *   Biogen Idec, Inc.                                                                         2,300                 98,463
       *   Bio-Logic Systems Corp.                                                                     100                    868
       *   BioMarin Pharmaceutical, Inc.                                                             1,400                 13,636
           Biomet, Inc.                                                                              1,800                 64,116
       *   Bio-Rad Laboratories, Inc. Class A                                                          500                 29,210
       *   Bio-Rad Laboratories, Inc. Class B                                                          100                  5,680
       *   Bio-Reference Laboratories, Inc.                                                            100                  1,814
       *   BioSante Pharmaceuticals, Inc.                                                              100                    446
       *   BioScrip, Inc.                                                                            1,000                  8,920
       *   Biosite, Inc.                                                                               200                 11,796

       *   BioSphere Medical, Inc.                                                                     100                    558
       *   Bioveris Corp.                                                                              500                  2,380
       *   Boston Scientific Corp.                                                                   2,700                 71,496
       *   Bovie Medical Corp.                                                                         100                    293
       *   Bradley Pharmaceuticals, Inc.                                                               400                  4,980
           Bristol-Myers Squibb Co.                                                                 10,600                228,854
       *   Bruker BioSciences Corp.                                                                  1,900                  9,443
       *   Caliper Life Sciences, Inc.                                                                 900                  6,498
           Cambrex Corp.                                                                               700                 12,635
       *   Candela Corp.                                                                               500                  7,200
       *   Cantel Medical Corp.                                                                        100                  1,831
       *   Capital Senior Living Corp.                                                                 600                  6,060
       *   Caraco Pharmaceutical Laboratories, Ltd.                                                    300                  2,766
           Cardinal Health, Inc.                                                                     2,100                134,295
       *   Cardiotech International, Inc.                                                              200                    546
       *   Caremark Rx, Inc.                                                                         2,500                128,475
       *   Celgene Corp.                                                                             1,200                 73,104
       *   Cell Genesys, Inc.                                                                        1,000                  5,820
       *   Cell Therapeutics, Inc.                                                                     800                  1,680
       *   Centene Corp.                                                                               700                 16,807
       *   Cephalon, Inc.                                                                            1,200                 61,020
       *   Cepheid, Inc.                                                                               300                  3,297
       *   Cerner Corp.                                                                                800                 77,120
       *   Cerus Corp.                                                                                 500                  4,470
       *   Chad Therapeutics, Inc.                                                                     100                    420
       *   Charles River Laboratories International, Inc.                                            1,700                 77,452
           Chemed Corp.                                                                                500                 25,350
       *   Cholestech Corp.                                                                            500                  4,740
           Cigna Corp.                                                                                 800                 90,016
           CNS, Inc.                                                                                   100                  2,300
       *   Collagenex Pharmaceuticals, Inc.                                                            200                  1,952
       *   Columbia Laboratories, Inc.                                                               1,100                  4,136
       *   Community Health Systems, Inc.                                                            1,800                 72,162
       *   Compex Technologies, Inc.                                                                   100                    677
           Computer Programs & Systems, Inc.                                                           100                  4,026
       *   Conceptus, Inc.                                                                             400                  6,188
       *   Conmed Corp.                                                                                700                 15,813
       *   Connetics Corp.                                                                             100                  1,326
           Cooper Companies, Inc.                                                                    1,100                 60,280
       *   Corgentech, Inc.                                                                            800                  1,824
       *   Cortex Pharmaceuticals, Inc.                                                                400                    956
       *   Covance, Inc.                                                                             1,200                 57,048
       *   Coventry Health Care, Inc.                                                                1,400                 83,398
       *   Critical Therapeutics, Inc.                                                                 500                  3,235
       *   Criticare Systems, Inc.                                                                     100                    470
       *   Cross Country Healthcare, Inc.                                                              500                  9,240
       *   CryoLife, Inc.                                                                              900                  3,420
       *   Cubist Pharmaceuticals, Inc.                                                                600                 13,566
       *   CuraGen Corp.                                                                             1,100                  4,532
       *   Curis, Inc.                                                                                 900                  3,519
       *   Cutera, Inc.                                                                                200                  7,916
       *   CV Therapeutics, Inc.                                                                       500                 12,365
       *   Cyberonics, Inc.                                                                            200                  5,642
       *   Cypress Bioscience, Inc.                                                                    300                  1,695
       *   Cytyc Corp.                                                                               1,900                 52,269

           Dade Behring Holdings, Inc.                                                               1,600                 65,424
           Datascope Corp.                                                                             400                 14,040
       *   DaVita, Inc.                                                                                700                 36,743
       *   Dendreon Corp.                                                                            1,300                  7,683
       *   Dendrite International, Inc.                                                                600                 11,304
           Dentsply International, Inc.                                                                902                 50,178
       *   DepoMed, Inc.                                                                               800                  4,808
           Diagnostic Products Corp.                                                                   500                 22,775
       *   Digene Corp.                                                                                100                  2,742
       *   Dionex Corp.                                                                                100                  4,723
       *   Discovery Laboratories, Inc.                                                                700                  4,704
       *   Discovery Partners International, Inc.                                                      800                  1,880
       *   Diversa Corp.                                                                             1,200                  6,144
       *   DJ Orthopedics, Inc.                                                                        300                  9,348
       *   DOV Pharmaceutical, Inc.                                                                    100                  1,444
       *   Durect Corp.                                                                                700                  3,668
       *   DUSA Pharmaceuticals, Inc.                                                                  400                  3,992
       *   Dyax Corp.                                                                                  800                  3,512
       *   Dynavax Technologies Corp.                                                                  700                  3,136
       *   Eclipsys Corp.                                                                              500                  8,965
       *   Edwards Lifesciences Corp.                                                                1,100                 43,989
           Eli Lilly & Co.                                                                           6,200                313,100
       *   Embrex, Inc.                                                                                100                  1,400
       *   Emdeon Corp.                                                                              7,800                 59,670
       *   Emeritus Corp.                                                                              400                  7,764
       *   Emisphere Technologies, Inc.                                                                500                  2,345
       *   Encore Medical Corp.                                                                      1,200                  6,336
       *   Encysive Pharmaceuticals, Inc.                                                              700                  7,959
       *   Endo Pharmaceuticals Holdings, Inc.                                                       2,000                 59,840
       *   Endologix, Inc.                                                                             300                  1,842
       *   Enpath Medical, Inc.                                                                        100                    787
       *   Entremed, Inc.                                                                            1,200                  2,580
       *   Enzo Biochem, Inc.                                                                          700                  9,548
       *   EPIX Pharmaceuticals, Inc.                                                                  200                    986
       *   eResearch Technology, Inc.                                                                  300                  3,882
       *   Exactech, Inc.                                                                              200                  2,576
       *   Exelixis, Inc.                                                                            1,000                  8,080
       *   Express Scripts, Inc.                                                                     1,000                 84,460
       *   E-Z-EM, Inc.                                                                                200                  4,186
       *   First Horizon Pharmaceutical Corp.                                                          800                 14,096
       *   Fisher Scientific International, Inc.                                                     2,000                128,960
       *   Five Star Quality Care, Inc.                                                                500                  3,630
       *   Forest Laboratories, Inc.                                                                 1,900                 74,233
       *   Gene Logic, Inc.                                                                            500                  1,800
       *   Genentech, Inc.                                                                           6,200                592,844
       *   Genesis HealthCare Corp.                                                                    500                 21,025
       *   Gen-Probe, Inc.                                                                             400                 18,468
       *   Gentiva Health Services, Inc.                                                               300                  4,923
       *   GenVec, Inc.                                                                                900                  1,485
       *   Genzyme Corp.                                                                             1,400                104,076
       *   Geron Corp.                                                                               1,300                 11,674
       *   Gilead Sciences, Inc.                                                                     2,700                136,863
       *   Greatbatch, Inc.                                                                            300                  8,694
       *   Haemonetics Corp.                                                                           500                 25,565
       *   Hanger Orthopedic Group, Inc.                                                               700                  4,431

       *   Harvard Bioscience, Inc.                                                                    700                  2,695
           HCA, Inc.                                                                                 2,100                107,079
           Health Management Associates, Inc.                                                        4,200                 98,364
       *   Health Net, Inc.                                                                          1,000                 51,030
       *   HealthExtras, Inc.                                                                          700                 15,834
       *   HealthStream, Inc.                                                                          150                    322
       *   HealthTronics Surgical Services, Inc.                                                       500                  3,670
       *   Hemispherx Biopharma, Inc.                                                                  900                  2,241
           Hillenbrand Indutries, Inc.                                                                 800                 38,880
       *   Hi-Tech Pharmacal Co., Inc.                                                                 100                  3,821
       *   HMS Holdings Corp.                                                                          500                  3,775
       *   Hollis-Eden Pharmaceuticals, Inc.                                                           700                  3,752
       *   Hologic, Inc.                                                                               100                  7,107
           Hooper Holmes, Inc.                                                                       1,600                  4,672
       *   Horizon Health Corp.                                                                        400                  9,288
       *   Hospira, Inc.                                                                             1,100                 48,565
       *   Human Genome Sciences, Inc.                                                               2,900                 26,825
       *   Humana, Inc.                                                                              1,700                 77,911
       *   ICOS Corp.                                                                                1,000                 28,490
       *   ICU Medical, Inc.                                                                           200                  7,196
       *   Idenix Pharmaceuticals, Inc.                                                                100                  2,076
       *   IDEXX Laboratories, Inc.                                                                    200                 14,310
       *   IDX Systems Corp.                                                                           300                 13,101
       *   I-Flow Corp.                                                                                200                  2,622
       *   Illumina, Inc.                                                                              500                  7,875
       *   ImClone Systems, Inc.                                                                       800                 25,928
       *   Immunicon Corp.                                                                             700                  2,919
       *   ImmunoGen, Inc.                                                                             600                  3,318
       *   Incyte Corp.                                                                                200                  1,112
       *   Indevus Pharmaceuticals, Inc.                                                               800                  3,208
       *   Inhibitex, Inc.                                                                             100                    916
       *   Inspire Pharmaceuticals, Inc.                                                             1,000                  7,240
       *   Integra LifeSciences Holdings                                                               500                 18,270
       *   IntegraMed America, Inc.                                                                    100                  1,092
       *   Intermagnetics General Corp.                                                                500                 16,720
       *   InterMune, Inc.                                                                             500                  7,225
       *   IntraLase Corp.                                                                             100                  1,731
       *   Introgen Therapeutics, Inc.                                                                 100                    618
       *   Intuitive Surgical, Inc.                                                                    400                 44,688
           Invacare Corp.                                                                              700                 23,912
       *   Inverness Medical Innovations, Inc.                                                         700                 16,800
       *   Invitrogen Corp.                                                                          1,000                 66,650
       *   Iridex Corp.                                                                                100                    721
       *   IRIS International, Inc.                                                                    100                  2,467
       *   Isis Pharmaceuticals, Inc.                                                                1,397                  7,083
       *   IVAX Diagnostics, Inc.                                                                      300                  1,110
           Johnson & Johnson                                                                        16,200              1,000,350
       *   Kendle International, Inc.                                                                  300                  7,170
       *   Kensey Nash Corp.                                                                           300                  6,867
       *   Keryx Biopharmaceuticals, Inc.                                                              400                  5,556
       *   Kindred Healthcare, Inc.                                                                    800                 22,144
       *   Kinetic Concepts, Inc.                                                                      700                 27,265
       *   Kos Pharmaceuticals, Inc.                                                                   900                 59,922
       *   Kosan Biosciences, Inc.                                                                     800                  5,792
       *   K-V Pharmaceutical Co. Class A                                                              400                  7,920

       *   K-V Pharmaceutical Co. Class B                                                              200                  4,000
       *   Kyphon, Inc.                                                                                500                 21,245
       *   Laboratory Corp. of America Holdings                                                      1,500                 77,835
       *   Lannet Co., Inc.                                                                            400                  2,728
       *   Laserscope                                                                                  100                  2,152
           LCA-Vision, Inc.                                                                            300                 14,319
       *   Lexicon Genetics, Inc.                                                                      400                  1,512
       *   Lifecell Corp.                                                                              400                  7,352
       *   Lifeline Systems, Inc.                                                                      300                 10,659
       *   LifePoint Hospitals, Inc.                                                                 1,200                 45,660
       *   Lincare Holdings, Inc.                                                                    1,100                 47,223
       *   Lipid Sciences, Inc.                                                                        200                    550
       *   Luminex Corp.                                                                               400                  4,192
       *   Magellan Health Services, Inc.                                                              600                 17,532
           Manor Care, Inc.                                                                          1,300                 51,259
       *   Matria Healthcare, Inc.                                                                     400                 13,572
       *   Matrixx Initiatives, Inc.                                                                   100                  2,176
       *   Maxygen, Inc.                                                                             1,000                  7,380
           McKesson Corp.                                                                            1,900                 95,570
       *   Medarex, Inc.                                                                             1,700                 17,782
       *   MedCath Corp.                                                                               200                  3,888
       *   Medco Health Solutions, Inc.                                                              2,400                128,760
       *   Medical Action Industries, Inc.                                                             100                  1,887
       *   Medical Staffing Network Holdings, Inc.                                                     300                  1,656
           Medicis Pharmaceutical Corp. Class A                                                        900                 28,719
       *   Medimmune, Inc.                                                                           1,900                 68,229
       *   MEDTOX Scientific, Inc.                                                                     100                    751
           Medtronic, Inc.                                                                           6,700                372,319
       *   Memry Corp.                                                                                 400                    772
           Mentor Corp.                                                                                500                 24,370
           Merck & Co., Inc.                                                                        10,400                305,760
       *   Merge Technologies, Inc.                                                                    500                 14,270
           Meridian Bioscience, Inc.                                                                   200                  3,734
       *   Merit Medical Systems, Inc.                                                                 300                  3,840
       *   Metropolitan Health Networks, Inc.                                                        1,100                  2,607
       *   MGI Pharma, Inc.                                                                            800                 15,792
       *   Micro Therapeutics, Inc.                                                                    300                  1,866
       *   MicroIslet, Inc.                                                                            300                    522
       *   Microtek Medical Holdings, Inc.                                                           1,300                  4,823
       *   Millennium Pharmaceuticals, Inc.                                                          6,100                 64,111
       *   Millipore Corp.                                                                           1,100                 70,136
       *   Molecular Devices Corp.                                                                     400                 10,740
       *   Monogram Biosciences, Inc.                                                                2,278                  4,078
       *   Myogen, Inc.                                                                                400                  8,696
       *   Myriad Genetics, Inc.                                                                       700                 13,447
       *   Nabi Biopharmaceuticals                                                                   1,000                  3,210
       *   Nanogen, Inc.                                                                               500                  1,410
       *   Nastech Pharmaceutical Co., Inc.                                                            300                  4,290
       *   National Dentex Corp.                                                                       164                  3,311
           National Healthcare Corp.                                                                   200                  7,506
           National Home Health Care Corp.                                                             100                    987
           National Research Corp.                                                                     100                  1,650
       *   Natus Medical, Inc.                                                                         200                  3,308
       *   Nektar Therapeutics                                                                       1,600                 26,912
       *   Neogen Corp.                                                                                100                  2,009

       *   Neopharm, Inc.                                                                              200                  1,888
       *   Neurocrine Biosciences, Inc.                                                                600                 35,712
       *   Neurogen Corp.                                                                              800                  5,952
       *   New Brunswick Scientific Co., Inc.                                                          100                    648
       *   NitroMed, Inc.                                                                              300                  4,872
       *   NMT Medical, Inc.                                                                           100                  1,847
       *   Northfield Laboratories, Inc.                                                               500                  6,410
       *   NovaMed, Inc.                                                                               500                  3,420
       *   Novavax, Inc.                                                                               500                  1,735
       *   Noven Pharmaceuticals, Inc.                                                                 400                  5,404
       *   NPS Pharmaceuticals, Inc.                                                                   400                  4,636
       *   Nutraceutical International Corp.                                                           200                  2,572
       *   NuVasive, Inc.                                                                              200                  3,440
       *   Nuvelo, Inc.                                                                                900                  7,839
       *   Occulogix, Inc.                                                                             200                  1,534
       *   Odyssey Healthcare, Inc.                                                                    600                 11,112
           Omnicare, Inc.                                                                            1,100                 62,645
       *   Omnicell, Inc.                                                                              200                  1,996
       *   Onyx Pharmaceuticals, Inc.                                                                  200                  5,046
           Option Care, Inc.                                                                           500                  6,265
       *   OraSure Technologies, Inc.                                                                  500                  6,780
           Owens & Minor, Inc.                                                                         700                 19,852
       *   Oxigene, Inc.                                                                               200                    952
       *   Pain Therapeutics, Inc.                                                                     800                  5,784
       *   PainCare Holdings, Inc.                                                                     600                  2,226
       *   Palatin Technologies, Inc.                                                                  700                  2,506
       *   Palomar Medical Technologies, Inc.                                                          300                 10,209
       *   Panacos Pharmaceuticals, Inc.                                                               500                  3,955
       *   Par Pharmaceutical Companies, Inc.                                                          500                 13,305
       *   Parexel International Corp.                                                                 200                  4,114
       *   Patterson Companies, Inc.                                                                   600                 20,964
       *   Pediatric Services of America, Inc.                                                         100                  1,622
       *   Pediatrix Medical Group, Inc.                                                               400                 33,824
       *   Penwest Pharmaceuticals Co.                                                                 200                  3,390
           PerkinElmer, Inc.                                                                         3,000                 68,430
           Perrigo Co.                                                                               1,200                 17,400
       *   Per-Se Technologies, Inc.                                                                   400                  9,152
           Pfizer, Inc.                                                                             56,000              1,187,200
           Pharmaceutical Products Development Service, Inc.                                           600                 34,974
       *   Pharmacyclics, Inc.                                                                         500                  3,715
       *   Pharmion Corp.                                                                              500                  8,685
       *   PhotoMedex, Inc.                                                                            600                    948
           PolyMedica Corp.                                                                            500                 18,980
       *   Possis Medical, Inc.                                                                        200                  2,000
       *   Pozen, Inc.                                                                                 500                  5,085
       *   PRA International                                                                           100                  2,774
       *   Progenics Pharmaceuticals, Inc.                                                             200                  5,294
       *   Protein Design Labs, Inc.                                                                 1,100                 30,635
       *   PSS World Medical, Inc.                                                                   1,100                 18,117
       *   Psychiatric Solutions, Inc.                                                                 400                 22,568
           Quest Diagnostics, Inc.                                                                   1,600                 80,144
       *   Quidel Corp.                                                                                450                  6,282
       *   Quigley Corp.                                                                               200                  2,820
       *   Radiation Therapy Services, Inc.                                                            300                 11,382

       *   Radiologix, Inc.                                                                            700                  2,170
       *   Regeneration Technologies, Inc.                                                             400                  3,284
       *   Regeneron Pharmaceuticals, Inc.                                                             700                  7,819
       *   RegeneRx Biopharmaceuticals, Inc.                                                           300                    990
       *   RehabCare Group, Inc.                                                                       100                  1,936
       *   Renovis, Inc.                                                                               400                  6,344
       *   Repligen Corp.                                                                              300                    888
       *   Res-Care, Inc.                                                                              356                  6,162
       *   ResMed, Inc.                                                                                600                 24,480
       *   Respironics, Inc.                                                                         1,400                 54,152
       *   Retractable Technologies, Inc.                                                              300                  1,254
       *   Rigel Pharmaceuticals, Inc.                                                                 200                  4,384
       *   Rita Medical Systems, Inc.                                                                1,200                  4,932
       *   Sangamo BioSciences, Inc.                                                                   700                  2,765
       *   Santarus, Inc.                                                                              400                  2,400
       *   Schein (Henry), Inc.                                                                      1,500                 63,975
           Schering-Plough Corp.                                                                     8,600                166,152
       *   SciClone Pharmaceuticals, Inc.                                                              700                  2,744
       *   SCOLR Pharma, Inc.                                                                          600                  2,604
       *   Seattle Genetics, Inc.                                                                      900                  4,473
       *   Senomyx, Inc.                                                                               200                  2,548
       *   Sepracor, Inc.                                                                              800                 43,984
       *   SeraCare Life Sciences, Inc.                                                                200                  4,386
       *   Serologicals Corp.                                                                          800                 16,064
       *   SFBC International, Inc.                                                                    400                  8,436
       *   Sierra Health Services, Inc.                                                                400                 31,288
       *   Sirna Therapeutics, Inc.                                                                  1,000                  3,550
       *   Sonic Innovations, Inc.                                                                     300                  1,095
       *   SonoSite, Inc.                                                                              200                  7,512
       *   Sonus Pharmaceuticals, Inc.                                                                 100                    439
       *   Specialty Laboratories, Inc.                                                                200                  2,634
       *   Spectranetics Corp.                                                                         200                  2,200
       *   Spectrum Pharmaceuticals, Inc.                                                              500                  2,070
       *   St. Jude Medical, Inc.                                                                    2,200                105,094
       *   Staar Surgical Co.                                                                          600                  3,420
       *   Stereotaxis, Inc.                                                                           300                  2,118
           Steris Corp.                                                                              1,600                 40,192
       *   Stratagene Corp.                                                                            582                  5,995
       *   Strategic Diagnostics, Inc.                                                                 236                    779
           Stryker Corp.                                                                             2,200                 95,260
       *   Sun Healthcare Group, Inc.                                                                  200                  1,464
       *   Sunrise Senior Living, Inc.                                                               1,000                 33,400
       *   SuperGen, Inc.                                                                              700                  3,920
       *   SurModics, Inc.                                                                             100                  3,921
       *   Sybron Dental Specialties, Inc.                                                             800                 34,992
       *   Symbion, Inc.                                                                               500                 13,395
       *   Symmetry Medical, Inc.                                                                      100                  1,837
       *   Synovis Life Technologies, Inc.                                                             400                  3,256
       *   Tanox, Inc.                                                                                 900                 14,949
       *   Techne Corp.                                                                                400                 22,104
       *   Telik, Inc.                                                                                 800                 13,424
       *   Tenet Healthcare Corp.                                                                    7,800                 60,996
       *   The Medicines Co.                                                                           800                 14,616
       *   Theragenics Corp.                                                                           500                  1,520
       *   Thermo Electron Corp.                                                                     2,900                 89,465

       *   Third Wave Technologies, Inc.                                                               555                  1,521
       *   Thoratec Corp.                                                                              900                 18,405
       *   Titan Pharmaceuticals, Inc.                                                                 300                    453
       *   Triad Hospitals, Inc.                                                                     1,300                 55,458
       *   Trimeris, Inc.                                                                              100                  1,094
       *   TriPath Imaging, Inc.                                                                       500                  3,080
       *   Tripos, Inc.                                                                                100                    305
       *   TriZetto Group, Inc.                                                                        500                  8,125
       *   U.S. Physical Therapy, Inc.                                                                 100                  1,979
       *   United Surgical Partners International, Inc.                                                700                 24,297
       *   United Therapeutics Corp.                                                                   300                 21,429
           UnitedHealth Group, Inc.                                                                  7,400                442,964
           Universal Health Services, Inc.                                                           1,300                 62,296
       *   Urologix, Inc.                                                                              600                  2,604
           Valeant Pharmaceuticals International                                                       900                 14,832
       *   Varian Medical Systems, Inc.                                                              1,100                 55,902
       *   Varian, Inc.                                                                                700                 29,372
       *   Vascular Solutions, Inc.                                                                    100                    854
       *   VCA Antech, Inc.                                                                            800                 22,368
       *   Ventana Medical Systems, Inc.                                                               400                 15,404
       *   Ventiv Health, Inc.                                                                         600                 14,796
       *   Vertex Pharmaceuticals, Inc.                                                              1,000                 25,500
       *   ViaCell, Inc.                                                                               100                    606
       *   Viasys Healthcare, Inc.                                                                     800                 21,840
       *   Vical, Inc.                                                                                 600                  3,090
       *   ViroPharma, Inc.                                                                            700                 12,229
       *   VistaCare, Inc.                                                                             200                  2,760
       *   Vital Images, Inc.                                                                          300                  7,992
           Vital Signs, Inc.                                                                           200                  9,546
       *   Vivus, Inc.                                                                                 600                  1,968
       *   Waters Corp.                                                                                800                 31,384
       *   Watson Pharmaceuticals, Inc.                                                              1,800                 60,048
       *   WellCare Health Plans, Inc.                                                                 800                 31,584
       *   WellChoice, Inc.                                                                            500                 38,725
       *   WellPoint, Inc.                                                                           5,100                391,833
           West Pharmaceutical Services, Inc.                                                          700                 17,479
       *   Wright Medical Group, Inc.                                                                  800                 15,512
           Wyeth                                                                                     7,300                303,388
           Young Innovations, Inc.                                                                     100                  3,644
       *   Zevex International, Inc.                                                                   100                  1,311
       *   Zila, Inc.                                                                                  300                  1,005
       *   Zimmer Holdings, Inc.                                                                     1,200                 75,204
       *   Zoll Medical Corp.                                                                          300                  7,803
       *   Zymogenetics, Inc.                                                                        1,300                 20,865
                                                                                                              -------------------
Total Health Care                                                                                                      14,382,607
                                                                                                              -------------------
Industrials -- (11.2%)
       *   3-D Systems Corp.                                                                           300                  5,337
           3M Co.                                                                                    4,500                353,160
       *   AAON, Inc.                                                                                  300                  5,106
       *   AAR Corp.                                                                                   800                 16,752
           ABM Industries, Inc.                                                                        700                 15,085
           Abrams Industries, Inc.                                                                     110                    491
       *   ABX Air, Inc.                                                                               900                  6,750
           Aceto Corp.                                                                                 200                  1,200

       *   Active Power, Inc.                                                                        1,300                  4,537
           Actuant Corp.                                                                               600                 31,830
           Acuity Brands, Inc.                                                                       1,100                 34,199
           Adesa, Inc.                                                                               1,900                 45,277
           Administaff, Inc.                                                                           200                  9,010
       *   AGCO Corp.                                                                                1,900                 32,167
       *   AirNet Systems, Inc.                                                                        200                    816
       *   Airtran Holdings, Inc.                                                                    1,700                 25,534
           Alamo Group, Inc.                                                                           100                  2,110
       *   Alaska Air Group, Inc.                                                                      400                 14,064
           Albany International Corp. Class A                                                          700                 26,691
           Alexander & Baldwin, Inc.                                                                   800                 40,016
       *   Alliant Techsystems, Inc.                                                                   800                 60,704
       *   Allied Defense Group, Inc.                                                                  100                  2,253
       *   Allied Waste Industries, Inc.                                                             6,500                 54,665
           Ambassadors International, Inc.                                                             200                  2,964
       *   Amerco, Inc.                                                                                300                 21,216
           American Ecology Corp.                                                                      300                  4,881
           American Power Conversion Corp.                                                           1,900                 42,579
       *   American Reprographics Co.                                                                  100                  2,151
       *   American Science & Engineering, Inc.                                                        100                  6,746
           American Standard Companies, Inc.                                                         1,700                 64,736
       *   American Superconductor Corp.                                                               500                  4,075
           American Woodmark Corp.                                                                     400                 10,248
           Ameron International Corp.                                                                  300                 13,485
           Ametek, Inc.                                                                              1,400                 59,654
           Ampco-Pittsburgh Corp.                                                                      100                  1,442
       *   AMR Corp.                                                                                 2,500                 42,225
           Amrep Corp.                                                                                 100                  2,641
           Apogee Enterprises, Inc.                                                                    500                  7,735
           Applied Industrial Technologies, Inc.                                                       400                 12,780
           Applied Signal Technologies, Inc.                                                           100                  1,797
           ARAMARK Corp.                                                                               800                 20,736
       *   ARGON ST, Inc.                                                                              200                  5,770
           Arkansas Best Corp.                                                                         700                 28,868
       *   Armor Holdings, Inc.                                                                        800                 35,112
       *   Astec Industries, Inc.                                                                      400                 11,212
       *   Astronics Corp.                                                                             100                  1,045
       *   ASV, Inc.                                                                                   500                 12,510
       *   Avalon Holding Corp. Class A                                                                100                    445
           Avery Dennison Corp.                                                                        900                 52,911
       *   Aviall, Inc.                                                                                700                 21,490
       *   Axsys Technologies, Inc.                                                                    200                  3,738
       *   AZZ, Inc.                                                                                   100                  1,936
           Badger Meter, Inc.                                                                          100                  3,914
       *   Baker (Michael) Corp.                                                                       100                  2,500
           Baldor Electric Co.                                                                         700                 17,983
           Banta Corp.                                                                                 600                 30,300
           Barnes Group, Inc.                                                                          400                 13,788
       *   BE Aerospace, Inc.                                                                          600                 10,512
           Boeing Co.                                                                                4,500                306,855
           Bowne & Co., Inc.                                                                           900                 13,311
           Brady Co. Class A                                                                           900                 33,732
           Briggs & Stratton Corp.                                                                   1,200                 43,428
       *   BTU International, Inc.                                                                     100                  1,526

           C&D Technologies, Inc.                                                                      500                  3,700
           C. H. Robinson Worldwide, Inc.                                                            1,400                 56,630
       *   Capstone Turbine Corp.                                                                    1,400                  4,746
           Carlisle Companies, Inc.                                                                    500                 34,300
           Cascade Corp.                                                                               200                 10,232
       *   Casella Waste Systems, Inc. Class A                                                         600                  7,344
           Caterpillar, Inc.                                                                         3,700                213,786
       *   CBIZ, Inc.                                                                                2,000                 12,520
           CDI Corp.                                                                                   500                 14,120
       *   Celadon Group, Inc.                                                                         200                  5,542
           Cendant Corp.                                                                             7,400                131,498
           Central Parking Corp.                                                                       500                  6,995
       *   Cenveo, Inc.                                                                                500                  6,455
       *   Ceradyne, Inc.                                                                              200                  9,418
           Champion Industries, Inc.                                                                   100                    430
       *   Channell Commercial Corp.                                                                   200                  1,050
           Chase Corp.                                                                                 100                  1,440
       *   ChoicePoint, Inc.                                                                           600                 25,938
           Cintas Corp.                                                                              1,600                 71,552
           CIRCOR International, Inc.                                                                  300                  7,815
           Clarcor, Inc.                                                                               900                 26,604
       *   Clean Harbors, Inc.                                                                         100                  2,886
           CNF, Inc.                                                                                   800                 45,600
       *   Coinstar, Inc.                                                                              500                 12,150
       *   Columbus McKinnon Corp.                                                                     200                  4,196
           Comfort Systems USA, Inc.                                                                 1,000                  9,390
       *   Commercial Vehicle Group, Inc.                                                              300                  5,937
           CompX International, Inc.                                                                   100                  1,614
       *   COMSYS IT Partners, Inc.                                                                    300                  3,750
       *   Continental Airlines, Inc.                                                                1,400                 21,798
       *   Copart, Inc.                                                                              1,500                 37,770
       *   Cornell Companies, Inc.                                                                     400                  5,668
           Corporate Executive Board Co.                                                               500                 43,255
       *   Corrections Corporation of America                                                          900                 39,987
       *   CoStar Group, Inc.                                                                          400                 18,776
       *   CRA International, Inc.                                                                     100                  4,452
           Crane Co.                                                                                 1,300                 41,197
       *   Cross (A.T.) Co. Class A                                                                    100                    400
           CSX Corp.                                                                                 3,900                189,696
           Cubic Corp.                                                                                 600                 10,614
           Cummins, Inc.                                                                               900                 80,100
           Curtiss-Wright Corp.                                                                        500                 29,300
           Danaher Corp.                                                                             1,500                 83,250
           Deere & Co.                                                                               1,900                131,765
           Deluxe Corp.                                                                                800                 25,944
       *   Distributed Energy Systems Corp.                                                            700                  6,489
       *   Document Securities Systems, Inc.                                                           100                    977
       *   Dollar Thrifty Automotive Group, Inc.                                                       400                 15,000
           Donaldson Co., Inc.                                                                       1,600                 53,504
           Donnelley (R.R.) & Sons Co.                                                               3,600                123,120
           Dover Corp.                                                                               3,200                129,440
           DRS Technologies, Inc.                                                                      600                 29,640
       *   Ducommun, Inc.                                                                              200                  4,098
       *   Duratek, Inc.                                                                               100                  1,641
       *   Dynamex, Inc.                                                                               100                  1,851

           Eastern Co.                                                                                 100                  1,990
           Eaton Corp.                                                                               2,300                146,556
           EDO Corp.                                                                                   400                 10,652
       *   EGL, Inc.                                                                                   700                 25,998
       *   Electro Rent Corp.                                                                          500                  6,990
           ElkCorp                                                                                     500                 17,090
       *   EMCOR Group, Inc.                                                                           400                 28,300
           Emerson Electric Co.                                                                      2,000                151,220
       *   Encore Wire Corp.                                                                           500                 11,905
       *   Energy Conversion Devices, Inc.                                                             200                  5,870
       *   EnerSys                                                                                   1,100                 15,906
           Engineered Support Systems, Inc.                                                            400                 16,164
       *   ENGlobal Corp.                                                                              200                  1,350
           Ennis, Inc.                                                                                 700                 12,425
       *   EnPro Industries, Inc.                                                                      500                 14,425
       *   Environmental Tectonics Corp.                                                               100                    503
           Equifax, Inc.                                                                             1,100                 42,130
       *   ESCO Technologies, Inc.                                                                     600                 25,800
       *   Essex Corp.                                                                                 400                  7,620
       *   Esterline Technologies Corp.                                                                700                 28,777
       *   Evergreen Solar, Inc.                                                                       700                  8,407
           Expeditors International of Washington, Inc.                                                800                 56,808
       *   Exponent, Inc.                                                                              147                  4,020
       *   ExpressJet Holdings, Inc.                                                                 1,100                  9,592
       *   EXX, Inc. Class A                                                                           200                    400
           Fastenal Co.                                                                              1,000                 39,700
           Federal Signal Corp.                                                                      1,100                 17,974
           FedEx Corp.                                                                               1,400                136,668
       *   Fiberstars, Inc.                                                                            100                    988
       *   First Advantage Corp.                                                                       100                  2,725
       *   First Consulting Group, Inc.                                                                600                  3,510
       *   Flanders Corp.                                                                              300                  3,042
           Florida East Coast Industries, Inc.                                                         700                 30,982
       *   Flow International Corp.                                                                    200                  1,690
       *   Flowserve Corp.                                                                           1,100                 41,096
           Fluor Corp.                                                                                 800                 59,280
           Forward Air Corp.                                                                           200                  7,690
       *   Foster (L.B.) Co. Class A                                                                   200                  2,780
           Franklin Electric Co., Inc.                                                                 400                 17,000
       *   Frontier Airlines, Inc.                                                                     800                  6,528
       *   Frozen Food Express Industries, Inc.                                                        300                  3,468
       *   FTI Consulting, Inc.                                                                      1,000                 28,360
       *   FuelCell Energy, Inc.                                                                     1,100                  9,273
           G & K Services, Inc. Class A                                                                500                 19,170
       *   Gardner Denver Machinery, Inc.                                                              600                 29,280
           GATX Corp.                                                                                1,100                 41,404
       *   Gehl Co.                                                                                    200                  5,156
           Gencorp, Inc.                                                                               600                 10,956
       *   General Cable Corp.                                                                         800                 14,520
           General Dynamics Corp.                                                                    1,000                114,300
           General Electric Co.                                                                     57,300              2,046,756
       *   Genesee & Wyoming, Inc.                                                                     700                 23,534
       *   Genlyte Group, Inc.                                                                         500                 26,350
       *   Global Power Equipment Group, Inc.                                                          600                  2,802
           Goodrich (B.F.) Co.                                                                       1,300                 50,076

           Gorman-Rupp Co.                                                                             200                  4,548
       *   GP Strategies Corp.                                                                         300                  2,145
           Graco, Inc.                                                                                 400                 14,552
       *   Graftech International, Ltd.                                                              1,900                 12,426
           Granite Construction, Inc.                                                                  800                 29,688
           Greenbrier Companies, Inc.                                                                  200                  5,450
       *   Griffon Corp.                                                                               600                 14,616
           Hardinge, Inc.                                                                              200                  3,476
           Harland (John H.) Co.                                                                       500                 18,900
           Harsco Corp.                                                                                900                 59,805
       *   Hawk Corp.                                                                                  300                  4,152
           Healthcare Services Group, Inc.                                                             600                 12,750
           Heartland Express, Inc.                                                                   1,400                 29,834
           Heico Corp.                                                                                 200                  4,566
           Heico Corp. Class A                                                                         200                  3,610
       *   Heidrick & Struggles International, Inc.                                                    200                  6,610
       *   Henry Bros. Electronics, Inc.                                                               100                    495
       *   Herley Industries, Inc.                                                                     400                  6,588
           Herman Miller, Inc.                                                                         700                 21,413
       *   Hexcel Corp.                                                                              1,100                 18,293
       *   Hi-Shear Technology Corp.                                                                   100                    278
           Honeywell International, Inc.                                                             6,000                219,240
       *   Hub Group, Inc. Class A                                                                     400                 16,220
           Hubbell, Inc.                                                                             1,000                 48,510
           Hubbell, Inc. Class A                                                                       100                  4,449
       *   Hudson Highland Group, Inc.                                                                 200                  5,050
           Hughes Supply, Inc.                                                                       1,500                 58,110
           Hunt (J.B.) Transport Services, Inc.                                                      1,600                 35,824
       *   Hurco Companies, Inc.                                                                       100                  2,267
       *   Huttig Building Products, Inc.                                                              200                  1,734
       *   ICT Group, Inc.                                                                             200                  3,204
           IDEX Corp.                                                                                1,000                 44,140
       *   II-VI, Inc.                                                                                 600                 11,478
           IKON Office Solutions, Inc.                                                               1,900                 19,114
           Illinois Tool Works, Inc.                                                                 1,700                150,059
       *   Industrial Distribution Group, Inc.                                                         300                  2,211
       *   Infrasource Services, Inc.                                                                  900                 10,557
       *   Innotrac Corp.                                                                              200                  1,330
       *   Innovative Solutions & Support, Inc.                                                        100                  1,475
       *   Insituform Technologies, Inc. Class A                                                       400                  7,948
       *   Integrated Electrical Services, Inc.                                                        400                    220
       *   Interline Brands, Inc.                                                                      100                  2,136
           International Aluminum Corp.                                                                100                  3,978
       *   International Shipholding Corp.                                                             100                  1,584
           Interpool, Inc.                                                                             200                  3,732
       *   Intersections, Inc.                                                                         200                  1,808
       *   Ionatron, Inc.                                                                              700                  7,350
           ITT Industries, Inc.                                                                        800                 87,008
       *   Jacobs Engineering Group, Inc.                                                              900                 58,473
       *   Jacuzzi Brands, Inc.                                                                      1,100                  8,877
       *   JetBlue Airways Corp.                                                                     2,400                 44,256
           JLG Industries, Inc.                                                                        800                 36,400
           Joy Global, Inc.                                                                            600                 31,734
       *   Kadant, Inc.                                                                                400                  7,284
           Kaman Corp. Class A                                                                         400                  7,684

       *   Kansas City Southern                                                                      1,400                 34,958
           Kaydon Corp.                                                                                300                  9,708
           Kelly Services, Inc. Class A                                                                600                 16,680
           Kelly Services, Inc. Class B                                                                100                  2,941
           Kennametal, Inc.                                                                          1,000                 54,790
       *   Key Technology, Inc.                                                                        100                  1,335
       *   Kforce, Inc.                                                                                709                  8,799
       *   Kirby Corp.                                                                                 700                 37,240
           Knight Transportation, Inc.                                                               1,100                 35,387
       *   Knoll, Inc.                                                                                 100                  1,664
       *   Korn/Ferry International                                                                    700                 12,054
       *   KVH Industries, Inc.                                                                        500                  4,780
           L-3 Communications Holdings, Inc.                                                         2,200                163,900
       *   LaBarge, Inc.                                                                               200                  2,664
       *   Labor Ready, Inc.                                                                           800                 17,664
       *   Ladish Co., Inc.                                                                            400                  8,200
           Laidlaw International, Inc.                                                               2,100                 45,402
           Landstar Systems, Inc.                                                                      600                 25,824
           Lawson Products, Inc.                                                                       100                  3,775
       *   Layne Christensen Co.                                                                       300                  6,651
       *   Learning Tree International, Inc.                                                           300                  4,056
       *   LECG Corp.                                                                                  100                  1,634
           Lennox International, Inc.                                                                1,400                 40,880
           Lincoln Electric Holdings, Inc.                                                             800                 32,648
           Lindsay Manufacturer Co.                                                                    300                  5,571
       *   LMI Aerospace, Inc.                                                                         100                  1,322
           Lockheed Martin Corp.                                                                     2,300                139,380
           LSI Industries, Inc.                                                                        300                  5,400
       *   Lydall, Inc.                                                                                200                  1,672
       *   Mac-Gray Corp.                                                                              200                  2,344
       *   Macquarie Infrastucture Co. Trust                                                           100                  3,070
       *   MAIR Holdings, Inc.                                                                         300                  1,422
           Manpower, Inc.                                                                            1,400                 65,030
       *   Marten Transport, Ltd.                                                                      400                 10,676
           Masco Corp.                                                                               2,500                 74,425
           McGrath Rentcorp.                                                                           300                  8,577
       *   Media Sciences International, Inc.                                                          100                    210
       *   Medis Technologies, Ltd.                                                                    200                  2,766
       *   Mesa Air Group, Inc.                                                                        700                  7,196
           Met-Pro Corp.                                                                               133                  1,632
       *   Microvision, Inc.                                                                           700                  2,503
       *   Middleby Corp.                                                                              100                  7,840
       *   Midwest Air Group, Inc.                                                                     300                  1,008
       *   Miller Industries, Inc.                                                                     100                  2,044
           Mine Safety Appliances Co.                                                                  600                 23,286
       *   Misonix, Inc.                                                                               100                    499
       *   Mobile Mini, Inc.                                                                           400                 20,000
       *   Monster Worldwide, Inc.                                                                   1,800                 70,020
       *   Moog, Inc. Class A                                                                          800                 23,432
       *   Moog, Inc. Class B                                                                          100                  2,926
       *   MPW Industrial Services Group, Inc.                                                         100                    187
           MSC Industrial Direct Co., Inc. Class A                                                     900                 35,181
       *   MTC Technologies, Inc.                                                                      400                 13,108
           Mueller Industries, Inc.                                                                    900                 24,363
           Multi-Color Corp.                                                                           100                  2,320

           NACCO Industries, Inc. Class A                                                              100                 11,710
       *   National Technical Systems, Inc.                                                            100                    462
       *   Navigant Consulting, Inc.                                                                   600                 12,246
       *   Navistar International Corp.                                                                700                 19,859
       *   NCI Building Systems, Inc.                                                                  500                 21,775
       *   NCO Group, Inc.                                                                             800                 13,792
           Nordson Corp.                                                                               600                 23,892
           Norfolk Southern Corp.                                                                    3,100                137,144
       *   North America Galvanizing & Coatings, Inc.                                                  100                    209
           Northrop Grumman Corp.                                                                    2,800                160,636
       *   NuCo2, Inc.                                                                                 200                  5,624
       *   Odyssey Marine Exploration, Inc.                                                          1,000                  3,150
       *   Old Dominion Freight Line, Inc.                                                             500                 19,005
       *   On Assignment, Inc.                                                                         500                  5,525
       *   Orbital Sciences Corp.                                                                    1,300                 15,678
           Oshkosh Truck Corp. Class B                                                               1,500                 67,395
           Outlook Group Corp.                                                                         100                  1,426
       *   P.A.M. Transportation Services, Inc.                                                        200                  3,264
           Paccar, Inc.                                                                              1,700                122,162
           Pall Corp.                                                                                2,000                 55,520
       *   Paragon Technologies, Inc.                                                                  100                    990
           Parker Hannifin Corp.                                                                     1,800                123,138
       *   Park-Ohio Holdings Corp.                                                                    300                  4,725
       *   Patrick Industries, Inc.                                                                    200                  2,150
           Pentair, Inc.                                                                             2,200                 84,040
       *   Perini Corp.                                                                                300                  7,728
       *   PHH Corp.                                                                                 1,000                 28,860
       *   Pico Holdings, Inc.                                                                         300                 10,128
       *   Pinnacle Airlines Corp.                                                                     500                  3,475
           Pitney Bowes, Inc.                                                                        2,400                 99,984
       *   Plug Power, Inc.                                                                            900                  4,617
       *   Portfolio Recovery Associates, Inc.                                                         400                 15,328
       *   Powell Industries, Inc.                                                                     200                  3,836
       *   Power-One, Inc.                                                                           1,900                 11,818
           Precision Castparts Corp.                                                                 1,100                 56,089
           Preformed Line Products Co.                                                                 100                  4,131
           Providence & Worcester Railroad Co.                                                         100                  1,450
       *   PW Eagle, Inc.                                                                              100                  1,874
       *   Quanta Services, Inc.                                                                     2,700                 38,205
           Quixote Corp.                                                                               100                  2,125
       *   RailAmerica, Inc.                                                                         1,000                 10,890
           Raven Industries, Inc.                                                                      100                  3,064
           Raytheon Co.                                                                              3,400                130,628
       *   RCM Technologies, Inc.                                                                      150                    896
           Regal-Beloit Corp.                                                                          700                 24,703
       *   RemedyTemp, Inc.                                                                             50                    386
       *   Republic Airways Holdings, Inc.                                                           1,000                 14,530
           Republic Services, Inc.                                                                   2,200                 78,870
       *   Resources Connection, Inc.                                                                  500                 14,520
           Robbins & Myers, Inc.                                                                       400                  8,480
           Robert Half International, Inc.                                                           1,200                 45,912
           Rockwell Automation, Inc.                                                                 1,400                 79,002
           Rockwell Collins, Inc.                                                                    1,400                 63,980
           Rollins, Inc.                                                                               700                 14,245
           Roper Industries, Inc.                                                                    1,600                 63,040

       *   Rush Enterprises, Inc. Class A                                                              400                  6,124
       *   Rush Enterprises, Inc. Class B                                                              200                  2,874
           Ryder System, Inc.                                                                        1,400                 59,402
           Schawk, Inc.                                                                                600                 11,094
       *   SCS Transportation, Inc.                                                                    200                  3,942
       *   Security Capital Corp.                                                                      100                  1,430
       *   Sequa Corp. Class A                                                                         300                 18,960
       *   Sequa Corp. Class B                                                                         100                  6,400
       *   Shaw Group, Inc.                                                                          1,800                 52,002
       *   SIFCO Industries, Inc.                                                                      100                    335
           Simpson Manufacturing Co., Inc.                                                             900                 36,882
       *   Sirva, Inc.                                                                                 800                  6,192
       *   Sitel Corp.                                                                               1,900                  5,833
           Skywest, Inc.                                                                             1,500                 44,550
       *   SL Industries, Inc.                                                                         100                  1,600
           Smith (A.O.) Corp.                                                                          500                 18,135
       *   SOURCECORP, Inc.                                                                            300                  7,818
           Southwest Airlines Co.                                                                   11,600                191,400
           Sparton Corp.                                                                               400                  3,724
       *   Spherion Corp.                                                                            1,700                 16,660
           SPX Corp.                                                                                 1,600                 75,328
       *   Standard Parking Corp.                                                                       28                    536
           Standard Register Co.                                                                       700                 10,374
           Standex International Corp.                                                                 400                 11,096
           Starrett (L.S.) Co. Class A                                                                  50                    913
           Steelcase, Inc. Class A                                                                   1,600                 23,664
       *   Stericycle, Inc.                                                                            800                 49,056
       *   Sterling Construction Co., Inc.                                                             100                  1,970
           Stewart & Stevenson Services, Inc.                                                          700                 14,350
           Sun Hydraulics, Inc.                                                                        100                  1,907
           Supreme Industries, Inc.                                                                    200                  1,570
       *   Swift Transportation Co., Inc.                                                            1,000                 19,580
           Sypris Solutions, Inc.                                                                      300                  3,315
       *   SYS                                                                                         100                    364
       *   Team, Inc.                                                                                  100                  2,379
       *   Teledyne Technologies, Inc.                                                                 500                 16,370
           Teleflex, Inc.                                                                            1,000                 66,170
       *   TeleTech Holdings, Inc.                                                                     700                  8,701
           Tennant Co.                                                                                 300                 14,076
       *   Terex Corp.                                                                                 800                 49,296
       *   Tetra Tech, Inc.                                                                          1,000                 15,600
           Textron, Inc.                                                                             2,200                173,580
           The Brink's Co.                                                                           1,200                 55,392
       *   The Dun & Bradstreet Corp.                                                                  500                 32,500
       *   The Geo Group, Inc.                                                                         200                  4,890
       *   The Lamson & Sessions Co.                                                                   200                  4,796
           The Manitowoc Co., Inc.                                                                     600                 30,060
       *   Thomas & Betts Corp.                                                                      1,300                 52,052
           Timken Co.                                                                                2,800                 86,744
           Todd Shipyards Corp.                                                                        100                  2,310
           Toro Co.                                                                                    500                 20,095
       *   TRC Companies, Inc.                                                                         400                  4,628
           Tredegar Industries, Inc.                                                                   600                  7,500
           Trinity Industries, Inc.                                                                  1,200                 49,968
       *   Triumph Group, Inc.                                                                         400                 15,180

       *   TurboChef Technologies, Inc.                                                                200                  2,628
       *   U.S. Xpress Enterprises, Inc. Class A                                                       400                  6,080
           UAP Holding Corp.                                                                           600                 11,388
       *   Ultralife Batteries, Inc.                                                                   100                  1,302
           Union Pacific Corp.                                                                       2,000                153,080
           United Industrial Corp.                                                                     100                  4,345
           United Parcel Service, Inc.                                                               3,700                288,230
       *   United Rentals, Inc.                                                                      2,000                 42,320
       *   United Stationers, Inc.                                                                     800                 39,200
           United Technologies Corp.                                                                 6,000                323,040
           Universal Forest Products, Inc.                                                             400                 22,984
       *   UQM Technologies, Inc.                                                                      200                    750
       *   URS Corp.                                                                                 1,200                 50,544
       *   US Airways Group, Inc.                                                                      165                  5,542
       *   USA Truck, Inc.                                                                             200                  5,420
       *   Valley National Gases, Inc.                                                                 100                  1,840
           Valmont Industries, Inc.                                                                    600                 20,022
       *   Versar, Inc.                                                                                100                    340
           Viad Corp.                                                                                  600                 18,270
           Vicor Corp.                                                                                 500                  8,115
       *   Volt Information Sciences, Inc.                                                             300                  5,907
           W.W. Grainger, Inc.                                                                         900                 63,207
           Wabash National Corp.                                                                       400                  7,940
           Wabtec Corp.                                                                              1,000                 25,830
           Walter Industries, Inc.                                                                     400                 20,140
           Washington Group International, Inc.                                                        600                 31,026
       *   Waste Connections, Inc.                                                                   1,000                 34,840
           Waste Industries USA, Inc.                                                                  400                  5,576
           Waste Management, Inc.                                                                    4,100                122,631
       *   Water Pik Technologies, Inc.                                                                400                  8,344
           Watsco, Inc. Class A                                                                        400                 25,100
           Watson Wyatt & Co. Holdings                                                                 700                 18,844
           Watts Water Technologies, Inc.                                                              600                 17,334
           Werner Enterprises, Inc.                                                                  2,000                 40,940
       *   WESCO International, Inc.                                                                 1,000                 41,750
       *   West Corp.                                                                                1,300                 51,571
       *   Westaff, Inc.                                                                               600                  2,796
       *   Willis Lease Finance Corp.                                                                  100                    880
       *   Wolverine Tube, Inc.                                                                        400                  2,064
           Woodward Governor Co.                                                                       400                 32,668
       *   World Air Holdings, Inc.                                                                    300                  3,156
       *   Xanser Corp.                                                                                500                  1,500
       *   Yellow Roadway Corp.                                                                        700                 32,977
                                                                                                              -------------------
Total Industrials                                                                                                      14,213,179
                                                                                                              -------------------
Energy -- (7.8%)
       *   Abraxas Petroleum Corp.                                                                     700                  4,641
           Adams Resources & Energy, Inc.                                                              100                  2,220
       *   Allis-Chalmers Energy, Inc.                                                                 200                  2,172
       *   Alpha Natural Resources, Inc.                                                               100                  2,402
           Amerada Hess Corp.                                                                        1,500                183,780
       *   American Oil & Gas, Inc.                                                                    200                    846
           Anadarko Petroleum Corp.                                                                  1,800                163,098
           Apache Corp.                                                                              2,750                179,520
           Arch Coal, Inc.                                                                             500                 38,520

       *   Arena Resources, Inc.                                                                       100                  2,510
       *   Atlas America, Inc.                                                                         100                  5,654
       *   ATP Oil & Gas Corp.                                                                         200                  7,222
       *   Atwood Oceanics, Inc.                                                                       200                 14,198
           Baker Hughes, Inc.                                                                        1,800                103,230
           Berry Petroleum Corp. Class A                                                               400                 22,820
           BJ Services Co.                                                                           2,200                 80,630
       *   Bolt Technology Corp.                                                                       100                    828
       *   Brigham Exploration Co.                                                                     800                  9,792
           Burlington Resources, Inc.                                                                2,300                166,175
           Cabot Oil & Gas Corp.                                                                     1,000                 42,210
       *   Cal Dive International, Inc.                                                                700                 50,827
       *   Callon Petroleum Co.                                                                        500                  8,850
           CARBO Ceramics, Inc.                                                                        500                 29,490
       *   Carrizo Oil & Gas, Inc.                                                                     400                 10,132
           Castle Energy Corp.                                                                         100                  1,853
       *   Cheniere Energy, Inc.                                                                       600                 21,498
           Chesapeake Energy Corp.                                                                   5,600                162,120
           Chevron Corp.                                                                            15,800                905,498
       *   Cimarex Energy Co.                                                                        1,700                 66,147
       *   Clayton Williams Energy, Inc.                                                               100                  3,807
       *   Comstock Resources, Inc.                                                                  1,100                 33,737
           ConocoPhillips                                                                           10,900                659,559
           CONSOL Energy, Inc.                                                                         700                 45,304
       *   Contango Oil & Gas Co.                                                                      300                  2,979
       *   Cooper Cameron Corp.                                                                        600                 47,778
           Crosstex Energy, Inc.                                                                       100                  6,537
       *   Dawson Geophysical Co.                                                                      100                  3,076
       *   Delta Petroleum Corp.                                                                     1,000                 16,100
       *   Denbury Resources, Inc.                                                                   2,300                 52,072
           Diamond Offshore Drilling, Inc.                                                           1,100                 68,805
       *   Dril-Quip, Inc.                                                                             200                 10,200
       *   Dune Energy, Inc.                                                                           300                    741
       *   Edge Petroleum Corp.                                                                        400                  9,784
           El Paso Corp.                                                                             5,400                 59,346
       *   Encore Acquisition Co.                                                                    1,000                 31,040
       *   Endeavour International Corp.                                                             1,200                  4,320
       *   Energy Partners, Ltd.                                                                       900                 20,826
           ENSCO International, Inc.                                                                 2,000                 94,720
           EOG Resources, Inc.                                                                       1,400                100,450
           Exxon Mobil Corp.                                                                        36,900              2,141,307
       *   FMC Technologies, Inc.                                                                    1,100                 45,199
       *   Forest Oil Corp.                                                                          1,300                 58,253
       *   Foundation Coal Holdings, Inc.                                                              200                  7,114
           Frontier Oil Corp.                                                                        1,000                 37,680
       *   FX Energy, Inc.                                                                             300                  3,438
       *   Gasco Energy, Inc.                                                                          900                  6,138
       *   Giant Industries, Inc.                                                                      400                 21,460
       *   GMX Resources, Inc.                                                                         200                  5,522
       *   Goodrich Petroleum Corp.                                                                    200                  4,578
       *   Grant Prideco, Inc.                                                                       1,100                 42,229
       *   Grey Wolf, Inc.                                                                           3,500                 26,285
           Gulf Island Fabrication, Inc.                                                               200                  4,970
       *   Gulfmark Offshore, Inc.                                                                     500                 16,690
           Halliburton Co.                                                                           3,000                190,950

       *   Hanover Compressor Co.                                                                    2,600                 35,152
       *   Harvest Natural Resources, Inc.                                                             800                  7,344
           Helmerich & Payne, Inc.                                                                   1,300                 75,426
           Holly Corp.                                                                                 700                 42,574
       *   Hornbeck Offshore Services, Inc.                                                            500                 16,380
       *   Houston Exploration Co.                                                                     700                 38,262
       *   Hydril Co.                                                                                  300                 19,230
       *   Infinity, Inc.                                                                              300                  2,046
       *   Input/Output, Inc.                                                                        1,400                 10,416
       *   KCS Energy, Inc.                                                                            900                 23,535
           Kerr-McGee Corp.                                                                          1,100                 95,095
       *   KFX, Inc.                                                                                   700                  8,855
           Kinder Morgan, Inc.                                                                       1,000                 90,600
       *   Lone Star Technologies, Inc.                                                                500                 24,500
           Lufkin Industries, Inc.                                                                     300                 13,425
           Marathon Oil Corp.                                                                        3,100                183,799
           Maritrans, Inc.                                                                             300                  8,667
           MarkWest Hydrocarbon, Inc.                                                                  100                  2,190
           Massey Energy Co.                                                                         1,300                 49,335
       *   Matrix Service Co.                                                                          500                  4,655
       *   Maverick Tube Corp.                                                                       1,000                 38,050
       *   McMoran Exploration Co.                                                                     500                  9,050
       *   Meridian Resource Corp.                                                                   2,100                  8,652
       *   Mitcham Industries, Inc.                                                                    100                  1,469
           Murphy Oil Corp.                                                                          2,400                118,704
       *   NATCO Group, Inc. Class A                                                                   200                  4,640
       *   National-Oilwell, Inc.                                                                    2,900                175,798
       *   Natural Gas Services Group                                                                  100                  2,275
       *   Newfield Exploration Co.                                                                  2,100                 97,146
       *   Newpark Resources, Inc.                                                                   2,000                 14,660
           Noble Energy, Inc.                                                                        3,200                119,584
       *   NS Group, Inc.                                                                              400                 16,416
           Occidental Petroleum Corp.                                                                3,100                245,830
       *   Oceaneering International, Inc.                                                             500                 25,500
       *   Offshore Logistics, Inc.                                                                    500                 15,325
       *   Oil States International, Inc.                                                            1,000                 34,060
       *   OMNI Energy Services Corp.                                                                  100                    303
           Overseas Shipholding Group, Inc.                                                            800                 40,768
       *   Parallel Petroleum Corp.                                                                    400                  6,564
       *   Parker Drilling Co.                                                                       1,400                 13,342
           Patterson-UTI Energy, Inc.                                                                1,400                 43,736
           Peabody Energy Corp.                                                                      1,100                 86,746
           Penn Virginia Corp.                                                                         400                 23,864
       *   Petrohawk Energy Corp.                                                                    1,100                 14,641
           Pioneer Natural Resources Co.                                                             2,400                122,232
       *   Plains Exploration & Production Co.                                                       1,400                 59,360
           Pogo Producing Co.                                                                        1,400                 68,600
       *   Pride International, Inc.                                                                 2,700                 80,433
       *   Quicksilver Resources, Inc.                                                                 800                 30,288
           Range Resources Corp.                                                                     1,600                 59,584
       *   Remington Oil & Gas Corp.                                                                   700                 23,422
       *   Rentech, Inc.                                                                             1,500                  4,650
           Resource America, Inc.                                                                      500                  8,370
           Rowan Companies, Inc.                                                                     2,000                 71,760
       *   Royale Energy, Inc.                                                                         100                    666

           RPC, Inc.                                                                                   600                 19,920
       *   SEACOR Holdings, Inc.                                                                       600                 40,410
           Smith International, Inc.                                                                 1,800                 68,022
       *   Southwestern Energy Co.                                                                   1,400                 47,698
       *   Spinnaker Exploration Co.                                                                   500                 32,635
           St. Mary Land & Exploration Co.                                                           1,200                 42,744
       *   Stone Energy Corp.                                                                          600                 26,640
           Sunoco, Inc.                                                                              1,000                 77,200
       *   Superior Energy Services, Inc.                                                            1,500                 32,655
       *   Swift Energy Corp.                                                                          700                 32,333
       *   Syntroleum Corp.                                                                            600                  4,842
           Tesoro Petroleum Corp.                                                                    1,100                 60,577
       *   Teton Energy Corp.                                                                          100                    543
       *   TETRA Technologies, Inc.                                                                    600                 17,580
           The Williams Companies, Inc.                                                              3,400                 73,100
           Tidewater, Inc.                                                                           1,400                 63,280
       *   Todco Class A                                                                               200                  8,298
       *   Toreador Resources Corp.                                                                    300                  6,837
       *   Transmeridian Exploration, Inc.                                                           1,100                  5,170
       *   TransMontaigne, Inc.                                                                      1,100                  6,864
       *   Tri-Valley Corp.                                                                            300                  3,012
       *   Unit Corp.                                                                                  900                 48,744
       *   Universal Compression Holdings, Inc.                                                        800                 32,304
           USEC, Inc.                                                                                1,100                 12,100
       *   VAALCO Energy, Inc.                                                                       1,100                  4,433
           Valero Energy Corp.                                                                       1,900                182,780
       *   Veritas DGC, Inc.                                                                           900                 29,430
           Vintage Petroleum, Inc.                                                                   1,100                 57,618
           W&T Offshore, Inc.                                                                          200                  5,850
       *   Warren Resources, Inc.                                                                      100                  1,569
           Western Gas Resources, Inc.                                                               1,400                 66,752
       *   W-H Energy Services, Inc.                                                                   500                 16,665
       *   Whiting Petroleum Corp.                                                                     900                 37,305
           World Fuel Services Corp.                                                                   400                 13,740
           XTO Energy, Inc.                                                                          2,200                 89,518
                                                                                                              -------------------
Total Energy                                                                                                            9,879,019
                                                                                                              -------------------
Consumer Staples -- (7.2%)
           Alberto-Culver Co. Class B                                                                1,000                 43,480
           Albertson's, Inc.                                                                         6,200                145,700
           Altria Group, Inc.                                                                       11,300                822,527
           Anheuser-Busch Companies, Inc.                                                            4,200                183,708
           Archer-Daniels-Midland Co.                                                                4,300                101,351
           Avon Products, Inc.                                                                       1,300                 35,555
       *   BJ's Wholesale Club, Inc.                                                                   900                 23,841
       *   Boston Beer Co., Inc. Class A                                                               100                  2,706
           Brown-Forman Corp. Class B                                                                  300                 20,628
       *   Calavo Growers, Inc.                                                                        400                  4,060
           Cal-Maine Foods, Inc.                                                                       400                  2,504
           Campbell Soup Co.                                                                         2,300                 69,483
           Casey's General Stores, Inc.                                                              1,200                 27,624
           CCA Industries, Inc.                                                                        100                    826
       *   Central European Distribution Corp.                                                         300                 13,113
       *   Central Garden & Pet Co.                                                                    500                 22,010
       *   Chattem, Inc.                                                                               400                 12,708

           Chiquita Brands International, Inc.                                                         900                 18,720
           Church & Dwight Co., Inc.                                                                 1,300                 43,186
           Clorox Co.                                                                                1,100                 59,708
           Coca-Cola Bottling Co. Consolidated                                                         100                  4,600
           Coca-Cola Co.                                                                            13,800                589,122
           Coca-Cola Enterprises, Inc.                                                               7,300                140,306
           Colgate-Palmolive Co.                                                                     3,100                169,012
           ConAgra, Inc.                                                                             4,000                 86,000
       *   Constellation Brands, Inc.                                                                3,100                 73,222
       *   Constellation Brands, Inc.                                                                  400                  9,448
           Corn Products International, Inc.                                                         1,900                 42,275
           Costco Wholesale Corp.                                                                    3,200                159,936
       *   Cuisine Solutions, Inc.                                                                     100                    825
           CVS Corp.                                                                                 4,100                110,782
       *   Darling International, Inc.                                                                 500                  1,695
       *   Dean Foods Co.                                                                            2,400                 91,656
       *   Del Monte Foods Co.                                                                       4,500                 44,460
           Delta & Pine Land Co.                                                                       300                  7,068
           Dreyer's Grand Ice Cream Holdings, Inc. Class A                                             300                 24,810
       *   Elizabeth Arden, Inc.                                                                       700                 13,328
       *   Energizer Holdings, Inc.                                                                    700                 36,897
           Estee Lauder Companies, Inc.                                                                900                 29,709
           Farmer Brothers Co.                                                                         248                  5,052
           Flowers Foods, Inc.                                                                       1,200                 31,104
       *   Fresh Brands, Inc.                                                                          100                    609
       *   Galaxy Nutritional Foods, Inc.                                                              100                    140
           General Mills, Inc.                                                                       2,600                123,578
       *   Gold Kist. Inc.                                                                             600                  9,552
           Golden Enterprises, Inc.                                                                    100                    340
       *   Great Atlantic & Pacific Tea Co., Inc.                                                      500                 15,080
       *   Green Mountain Coffee, Inc.                                                                 100                  4,102
       *   Hain Celestial Group, Inc.                                                                1,000                 22,330
           Heinz (H.J.) Co.                                                                          2,000                 69,440
       *   Hines Horticulture, Inc.                                                                    200                    750
           Hormel Foods Corp.                                                                        1,600                 52,480
           Ingles Market, Inc. Class A                                                                 311                  5,237
           Inter Parfums, Inc.                                                                         400                  6,624
           J & J Snack Foods Corp.                                                                     300                 18,222
           J. M. Smucker Co.                                                                         1,400                 63,490
           Kellogg Co.                                                                               2,400                105,768
           Kimberly-Clark Corp.                                                                      2,700                159,246
           Kraft Foods, Inc.                                                                         4,000                115,760
           Lancaster Colony Corp.                                                                      800                 31,200
           Lance, Inc.                                                                                 400                  7,336
       *   Lifeway Foods, Inc.                                                                         100                  1,089
           Loews Corp. - Carolina Group                                                                500                 20,125
           Longs Drug Stores Corp.                                                                   1,000                 42,630
       *   M&F Worldwide Corp.                                                                         300                  5,100
           Marsh Supermarkets, Inc. Class A                                                            100                  1,097
           McCormick & Co., Inc.                                                                     1,000                 31,220
       *   Medifast, Inc.                                                                              100                    539
           MGP Ingredients, Inc.                                                                       350                  3,944
           Molson Coors Brewing Co.                                                                  1,100                 73,249
           Nash Finch Co.                                                                              200                  5,374
       *   National Beverage Corp.                                                                   1,000                  7,490

       *   Natrol, Inc.                                                                                100                    200
       *   Natural Alternatives International, Inc.                                                    100                    578
       *   Natural Health Trends Corp.                                                                 100                  1,021
           Nature's Sunshine Products, Inc.                                                            200                  3,682
       *   NBTY, Inc.                                                                                1,500                 29,430
           Nu Skin Enterprises, Inc. Class A                                                         1,000                 17,380
           Oil-Dri Corp. of America                                                                    100                  1,799
       *   Omega Protein Corp.                                                                         100                    603
       *   Parlux Fragrances, Inc.                                                                     100                  2,878
       *   Pathmark Stores, Inc.                                                                     1,100                 11,836
       *   Peet's Coffee & Tea, Inc.                                                                   200                  6,210
           Pepsi Bottling Group, Inc.                                                                4,500                132,750
           PepsiAmericas, Inc.                                                                       3,100                 70,866
           PepsiCo, Inc.                                                                             9,700                574,240
       *   Performance Food Group Co.                                                                1,000                 28,400
           Pilgrim's Pride Corp.                                                                     1,400                 44,800
       *   Playtex Products, Inc.                                                                    1,100                 15,400
       *   PriceSmart, Inc.                                                                            700                  5,803
           Procter & Gamble Co.                                                                     20,900              1,195,271
           Pyramid Breweries, Inc.                                                                     100                    234
           Ralcorp Holdings, Inc.                                                                      800                 33,352
           Reliv International, Inc.                                                                   100                    978
       *   Revlon, Inc.                                                                              6,400                 16,000
           Reynolds American, Inc.                                                                   1,200                106,824
       *   Rite Aid Corp.                                                                            8,600                 31,734
           Ruddick Corp.                                                                             1,100                 22,231
           Safeway, Inc.                                                                             8,000                186,000
           Sanderson Farms, Inc.                                                                       200                  7,124
           Sara Lee Corp.                                                                            2,600                 46,956
       *   Schiff Nutrition International, Inc.                                                        200                  1,096
       *   Seneca Foods Corp. Class A                                                                  100                  1,824
       *   Smart & Final Food, Inc.                                                                    800                 10,800
       *   Smithfield Foods, Inc.                                                                    2,500                 73,075
       *   Spartan Stores, Inc.                                                                        600                  6,006
           Supervalu, Inc.                                                                           2,600                 85,072
           Sysco Corp.                                                                               3,000                 96,960
           Tasty Baking Co.                                                                            100                    780
           The Hershey Co.                                                                             900                 48,816
       *   The Kroger Co.                                                                            3,500                 68,110
           The Topps Co., Inc.                                                                         900                  7,146
       *   Tofutti Brands, Inc.                                                                        100                    310
           Tootsie Roll Industries, Inc.                                                               600                 18,126
           Tyson Foods, Inc. Class A                                                                 4,400                 74,052
       *   United Natural Foods, Inc.                                                                  700                 19,656
           United-Guardian, Inc.                                                                       100                  1,055
           Universal Corp.                                                                             200                  8,076
       *   USANA Health Services, Inc.                                                                 100                  3,948
           UST, Inc.                                                                                   700                 27,006
           Vector Group, Ltd.                                                                          315                  5,935
           Walgreen Co.                                                                              5,900                269,512
           Wal-Mart Stores, Inc.                                                                    24,300              1,180,008
           WD-40 Co.                                                                                   300                  8,241
           Weis Markets, Inc.                                                                          600                 25,260
           Whole Foods Market, Inc.                                                                    500                 73,640
       *   Wild Oats Markets, Inc.                                                                     500                  6,040

           Wrigley (Wm.) Jr. Co.                                                                     1,100                 75,449
                                                                                                              -------------------
Total Consumer Staples                                                                                                  9,118,465
                                                                                                              -------------------
Materials -- (4.0%)
       *   AEP Industries, Inc.                                                                        100                  2,300
           Air Products & Chemicals, Inc.                                                            1,100                 65,087
           Airgas, Inc.                                                                              1,800                 55,980
       *   AK Steel Holding Corp.                                                                      500                  4,145
           Albemarle Corp.                                                                             900                 33,120
           Alcoa, Inc.                                                                               4,200                115,122
       *   Aleris International, Inc.                                                                  700                 23,275
           Allegheny Technologies, Inc.                                                              1,800                 59,364
           AMCOL International Corp.                                                                   600                 12,210
           American Vanguard Corp.                                                                     300                  6,915
           Aptargroup, Inc.                                                                            800                 43,880
           Arch Chemicals, Inc.                                                                        700                 19,915
           Ashland, Inc.                                                                             1,300                 72,475
           Atlantis Plastics, Inc.                                                                     100                    873
           Bairnco Corp.                                                                               100                    974
           Balchem Corp.                                                                               100                  2,758
           Ball Corp.                                                                                  500                 20,610
           Bemis Co., Inc.                                                                           2,400                 66,120
           Bowater, Inc.                                                                               800                 24,840
       *   Brush Engineered Materials, Inc.                                                            200                  3,178
           Cabot Corp.                                                                               1,400                 49,070
           Calgon Carbon Corp.                                                                       1,100                  6,336
       *   Caraustar Industries, Inc.                                                                  700                  6,902
           Carpenter Technology Corp.                                                                  600                 39,330
       *   Castle (A.M.) & Co.                                                                         300                  6,195
           Celanese Corp. Class A                                                                      100                  1,730
           Chemtura Corp.                                                                            2,300                 27,715
           Chesapeake Corp.                                                                            300                  5,280
           Cleveland-Cliffs, Inc.                                                                      400                 38,116
       *   Coeur d'Alene Mines Corp.                                                                 4,800                 20,688
           Commercial Metals Co.                                                                     1,300                 45,630
           Compass Minerals International, Inc.                                                        500                 12,040
       *   Core Molding Technologies, Inc.                                                             200                  1,370
       *   Crown Holdings, Inc.                                                                      1,600                 29,664
           Cytec Industries, Inc.                                                                      700                 31,703
           Deltic Timber Corp.                                                                         200                  9,004
           Dow Chemical Co.                                                                          4,200                190,050
           DuPont (E.I.) de Nemours & Co., Inc.                                                      4,100                175,275
           Eagle Materials, Inc.                                                                       300                 34,470
           Eagle Materials, Inc. Class B                                                               100                 10,975
           Eastman Chemical Co.                                                                        900                 49,797
           Ecolab, Inc.                                                                              1,700                 56,559
           Empire Resources, Inc.                                                                      100                    855
           Engelhard Corp.                                                                           2,300                 67,850
           Ferro Corp.                                                                               1,100                 20,790
           Florida Rock Industries, Inc.                                                             1,100                 54,857
       *   FMC Corp.                                                                                 1,000                 53,170
           Freeport-McMoRan Copper & Gold, Inc. Class B                                              1,400                 72,954
           Friedman Industries, Inc.                                                                   100                    594
           Fuller (H.B.) Co.                                                                           800                 24,784
           Georgia-Pacific Corp.                                                                     4,000                189,160

           Gibraltar Industries, Inc.                                                                  700                 15,393
           Glatfelter (P.H.) Co.                                                                     1,100                 15,862
       *   Graphic Packaging Corp.                                                                   2,600                  7,072
           Greif, Inc. Class A                                                                         200                 12,010
           Greif, Inc. Class B                                                                         100                  5,825
           Hawkins, Inc.                                                                               200                  2,820
       *   Headwaters, Inc.                                                                          1,100                 39,193
       *   Hecla Mining Co.                                                                          1,100                  3,894
       *   Hercules, Inc.                                                                              600                  7,056
       *   Huntsman Corp.                                                                              100                  1,900
           International Flavors & Fragrances, Inc.                                                  1,600                 52,064
           International Paper Co.                                                                   2,500                 78,825
           Kronos Worldwide, Inc.                                                                      200                  6,310
           LaFarge North America, Inc.                                                               1,400                 77,000
       *   Landec Corp.                                                                                400                  2,948
       *   Lesco, Inc.                                                                                 200                  3,170
           Longview Fibre Co.                                                                        1,200                 25,512
           Louisiana-Pacific Corp.                                                                   2,700                 72,819
           Lubrizol Corp.                                                                            1,600                 67,536
           Lyondell Chemical Co.                                                                     4,500                114,435
           MacDermid, Inc.                                                                             400                 11,364
           Martin Marietta Materials, Inc.                                                             800                 60,088
       *   Material Sciences Corp.                                                                     400                  5,804
       *   Maxxam, Inc.                                                                                 50                  1,650
           MeadWestavco Corp.                                                                        2,500                 69,975
           Metal Management, Inc.                                                                      500                 12,585
           Minerals Technologies, Inc.                                                                 300                 16,986
       *   Mines Management, Inc.                                                                      100                    730
           Monsanto Co.                                                                              1,600                117,232
           Myers Industries, Inc.                                                                      900                 12,591
       *   Nalco Holding Co.                                                                           400                  6,728
       *   Nanophase Technologies Corp.                                                                100                    604
           Nevada Chemicals, Inc.                                                                      100                    625
       *   NewMarket Corp.                                                                             400                  8,768
           Newmont Mining Corp.                                                                      3,000                138,360
           NL Industries, Inc.                                                                         400                  5,920
           NN, Inc.                                                                                    300                  2,982
           Northern Technologies International Corp.                                                   100                    599
       *   Northwest Pipe Co.                                                                          100                  2,456
           Nucor Corp.                                                                               2,300                154,284
           Olin Corp.                                                                                1,300                 25,025
       *   OMNOVA Solutions, Inc.                                                                    1,000                  4,700
       *   Oregon Steel Mills, Inc.                                                                    900                 24,615
       *   Owens-Illinois, Inc.                                                                      2,600                 56,550
           Packaging Corp. of America                                                                1,200                 27,828
           Packaging Dynamics Corp.                                                                    391                  4,007
       *   Pactiv Corp.                                                                              1,800                 36,432
           Penford Corp.                                                                               100                  1,330
           Phelps Dodge Corp.                                                                        1,500                203,505
           Potlatch Corp.                                                                              700                 33,838
           PPG Industries, Inc.                                                                      1,400                 85,022
           Praxair, Inc.                                                                             1,800                 93,600
           Quaker Chemical Corp.                                                                       100                  1,793
           Quanex Corp.                                                                                500                 30,925
           Reliance Steel & Aluminum Co.                                                               700                 45,157

           Rock-Tenn Co. Class A                                                                       600                  7,980
           Rohm & Haas Co.                                                                           3,800                166,440
           Royal Gold, Inc.                                                                            300                  7,806
           RPM International, Inc.                                                                   2,700                 50,220
       *   RTI International Metals, Inc.                                                              550                 20,515
           Ryerson Tull, Inc.                                                                          600                 13,554
           Schnitzer Steel Industries, Inc. Class A                                                    500                 17,245
           Schulman (A.), Inc.                                                                         800                 16,712
           Schweitzer-Maudoit International, Inc.                                                      300                  7,143
           Scotts Co. Class A                                                                        1,300                 60,996
       *   Sealed Air Corp.                                                                            800                 41,368
           Sensient Technologies Corp.                                                                 600                 10,902
           Sigma-Aldrich Corp.                                                                         500                 33,020
           Silgan Holdings, Inc.                                                                       700                 24,703
           Spartech Corp.                                                                              800                 16,968
           Steel Dynamics, Inc.                                                                      1,000                 34,620
           Steel Technologies, Inc.                                                                    300                  7,947
           Stepan Co.                                                                                  200                  5,166
       *   Stillwater Mining Co.                                                                     2,000                 21,380
       *   Symyx Technologies, Inc.                                                                    600                 16,350
       *   Synalloy Corp.                                                                               77                    783
           Temple-Inland, Inc.                                                                       2,200                 92,114
       *   Terra Industries, Inc.                                                                    1,200                  7,212
           Texas Industries, Inc.                                                                      600                 29,928
       *   The Mosaic Co.                                                                            1,600                 21,664
       *   Titanium Metals Corp.                                                                       500                 31,575
       *   U.S. Concrete, Inc.                                                                         800                  6,576
       *   United States Lime & Minerals, Inc.                                                         100                  2,919
           United States Steel Corp.                                                                 1,250                 59,500
       *   Universal Stainless & Alloy Products, Inc.                                                  100                  1,417
           Valhi, Inc.                                                                               2,690                 47,263
           Valspar Corp.                                                                             2,300                 57,845
           Vulcan Materials Co.                                                                      1,100                 73,370
           Wausau-Mosinee Paper Corp.                                                                  700                  8,274
           Westlake Chemical Corp.                                                                   1,600                 44,832
           Weyerhaeuser Co.                                                                          1,800                119,358
       *   Williams Industries, Inc.                                                                   100                    170
           Worthington Industries, Inc.                                                              1,900                 38,551
       *   Zoltek Companies, Inc.                                                                      300                  2,640
                                                                                                              -------------------
Total Materials                                                                                                         5,109,382
                                                                                                              -------------------
Utilities -- (3.3%)
       *   AES Corp.                                                                                 4,600                 72,542
           AGL Resources, Inc.                                                                       1,400                 49,518
       *   Allegheny Energy, Inc.                                                                    1,100                 30,613
           ALLETE, Inc.                                                                                600                 27,750
           Alliant Energy Corp.                                                                      2,100                 59,535
           Ameren Corp.                                                                              1,600                 83,936
           American Electric Power Co., Inc.                                                         2,000                 73,080
           American States Water Co.                                                                   400                 12,240
           Aqua America, Inc.                                                                        1,500                 55,485
       *   Aquila, Inc.                                                                              6,800                 24,140
           Atmos Energy Corp.                                                                        1,600                 42,512
           Avista Corp.                                                                              1,000                 17,650
           Black Hills Corp.                                                                           600                 21,930

           California Water Service Group                                                              400                 14,220
       *   Calpine Corp.                                                                             9,800                  4,998
           Cascade Natural Gas Corp.                                                                   300                  6,087
           CenterPoint Energy, Inc.                                                                  2,600                 34,372
           Central Vermont Public Service Corp.                                                        100                  2,040
           CH Energy Group, Inc.                                                                       400                 18,680
           Chesapeake Utilities Corp.                                                                  100                  3,115
           Cleco Corp.                                                                                 900                 19,872
       *   CMS Energy Corp.                                                                          4,200                 58,716
           Connecticut Water Services, Inc.                                                            100                  2,523
           Consolidated Edison, Inc.                                                                 1,800                 81,972
           Constellation Energy Group                                                                1,600                 84,784
           Dominion Resources, Inc.                                                                  2,000                151,900
           DPL, Inc.                                                                                 2,100                 53,655
           DTE Energy Co.                                                                            1,500                 65,460
           Duke Energy Corp.                                                                         5,000                134,300
           Duquesne Light Holdings, Inc.                                                             1,400                 23,730
       *   Dynegy, Inc.                                                                              5,500                 26,345
           Edison International                                                                      1,600                 72,192
       *   El Paso Electric Co.                                                                        800                 17,304
           Empire District Electric Co.                                                                500                 10,155
           Energen Corp.                                                                             1,100                 40,370
           Energy East Corp.                                                                         2,400                 56,280
           EnergySouth, Inc.                                                                           100                  2,769
           Entergy Corp.                                                                             1,000                 70,000
       *   Environmental Power Corp.                                                                   100                    764
           Equitable Resources, Inc.                                                                 1,000                 37,390
           Exelon Corp.                                                                              3,400                176,936
           FirstEnergy Corp.                                                                         1,800                 84,528
           Florida Public Utilities Co.                                                                100                  1,415
           FPL Group, Inc.                                                                           2,100                 89,019
           Great Plains Energy, Inc.                                                                 1,400                 40,684
           Green Mountain Power Corp.                                                                  100                  2,954
           Hawaiian Electric Industries, Inc.                                                        1,600                 42,304
           IDACORP, Inc.                                                                               800                 22,808
           KeySpan Corp.                                                                             1,400                 46,984
           Laclede Group, Inc.                                                                         400                 11,932
           MDU Resources Group, Inc.                                                                 1,000                 32,830
           MGE Energy, Inc.                                                                            300                 10,536
           Middlesex Water Co.                                                                         200                  3,810
           National Fuel Gas Co.                                                                     1,700                 54,825
           New Jersey Resources Corp.                                                                  600                 25,506
           Nicor, Inc.                                                                                 900                 36,090
           NiSource, Inc.                                                                            2,200                 47,366
           Northeast Utilities, Inc.                                                                 2,500                 46,450
           Northwest Natural Gas Co.                                                                   700                 24,052
           NSTAR                                                                                     2,100                 58,989
           OGE Energy Corp.                                                                          1,800                 48,168
           Oneok, Inc.                                                                               1,800                 49,374
           Otter Tail Corp.                                                                            600                 18,030
           Peoples Energy Corp.                                                                        600                 21,558
           Pepco Holdings, Inc.                                                                      1,600                 34,672
           PG&E Corp.                                                                                2,000                 73,560
           Piedmont Natural Gas Co.                                                                  1,300                 30,537
           Pinnacle West Capital Corp.                                                                 900                 37,341

           PNM Resources, Inc.                                                                       1,200                 31,164
           PPL Corp.                                                                                 2,700                 79,380
           Progress Energy, Inc.                                                                     2,000                 89,560
           Puget Energy, Inc.                                                                        2,400                 49,872
           Questar Corp.                                                                             1,000                 74,560
       *   Reliant Energy, Inc.                                                                      6,800                 62,288
           SCANA Corp.                                                                               1,000                 39,620
           SEMCO Energy, Inc.                                                                          600                  3,576
           Sempra Energy                                                                             2,200                 96,690
       *   Sierra Pacific Resources                                                                  3,500                 47,180
           SJW Corp.                                                                                   200                 10,200
           South Jersey Industries, Inc.                                                               700                 20,125
           Southern Co.                                                                              4,300                149,253
       *   Southern Union Co.                                                                        2,000                 47,200
           Southwest Gas Corp.                                                                         700                 18,564
           Southwest Water Co.                                                                         200                  2,712
           TECO Energy, Inc.                                                                         1,400                 24,486
           TXU Corp.                                                                                 1,400                143,682
           UGI Corp.                                                                                 1,700                 37,400
           UIL Holdings Corp.                                                                          200                  9,664
           Unisource Energy Corp.                                                                      700                 22,652
           Unitil Corp.                                                                                100                  2,538
           Vectren Corp.                                                                             1,400                 38,010
           Westar Energy, Inc.                                                                       1,700                 38,454
           WGL Holdings, Inc.                                                                          900                 27,378
           Wisconsin Energy Corp.                                                                    1,000                 37,950
           WPS Resources Corp.                                                                         800                 43,024
           Xcel Energy, Inc.                                                                         3,100                 57,381
           York Water Co.                                                                              100                  2,620
                                                                                                              -------------------
Total Utilities                                                                                                         4,145,365
                                                                                                              -------------------
Telecommunication Services -- (2.3%)
       *   @Road, Inc.                                                                               1,500                  7,440
       *   Alamosa Holdings, Inc.                                                                    2,700                 49,896
           Alaska Communications Systems Group, Inc.                                                   500                  5,005
           Alltel Corp.                                                                              2,200                147,026
       *   American Tower Corp.                                                                      2,700                 73,683
       *   AT&T, Inc.                                                                               25,100                625,241
           BellSouth Corp.                                                                          14,300                389,818
       *   Broadwing Corp.                                                                           1,700                 11,424
       *   Centennial Communications Corp.                                                           1,900                 30,153
       *   Cincinnati Bell, Inc.                                                                     3,800                 14,820
           Citizens Communications Co.                                                               2,900                 37,845
           Commonwealth Telephone Enterprises, Inc.                                                    300                 10,398
       *   Crown Castle International Corp.                                                          1,500                 41,100
           CT Communications, Inc.                                                                     300                  3,696
           D&E Communications, Inc.                                                                    400                  3,620
       *   Dobson Communications Corp.                                                               2,300                 16,951
           FairPoint Communications, Inc.                                                              200                  2,390
       *   General Communications, Inc. Class A                                                      1,300                 13,195
           Hector Communications Corp.                                                                 100                  2,840
           Hickory Tech Corp.                                                                          100                    790
       *   IDT Corp.                                                                                   200                  2,410
       *   IDT Corp. Class B                                                                         1,000                 12,200
       *   InPhonic, Inc.                                                                              500                  5,905

           Iowa Telecommunications Services, Inc.                                                      100                  1,685
       *   Level 3 Communications, Inc.                                                              6,300                 21,420
       *   Moscow CableCom Corp.                                                                       200                  1,143
       *   Nextel Partners, Inc.                                                                     1,300                 34,450
       *   NII Holdings, Inc.                                                                        1,000                 43,450
           North Pittsburgh Systems, Inc.                                                              300                  5,874
       *   Premiere Global Services, Inc.                                                            1,000                  7,560
       *   Price Communications Corp.                                                                1,300                 19,721
       *   Qwest Communications International, Inc.                                                 14,100                 73,884
       *   Rural Cellular Corp. Class A                                                                300                  4,170
       *   SBA Communications Corp.                                                                  1,200                 22,128
           Shenandoah Telecommunications Co.                                                           200                  8,138
           Sprint Nextel Corp.                                                                      15,300                383,112
       *   SunCom Wireless Holdings, Inc.                                                            1,700                  4,335
           SureWest Communications                                                                     400                 11,320
       *   Syniverse Holdings, Inc.                                                                    600                 11,604
       *   TALK America Holdings, Inc.                                                                 700                  6,720
           Telephone & Data Systems, Inc.                                                              800                 29,240
           Telephone & Data Systems, Inc. Special Shares                                               700                 24,535
       *   Time Warner Telecom, Inc.                                                                   900                  8,460
       *   UbiquiTel, Inc.                                                                           1,000                  9,780
       *   United States Cellular Corp.                                                                900                 45,720
           USA Mobility, Inc.                                                                          400                 10,920
           Valor Communications Group, Inc.                                                            800                  9,712
           Verizon Communications, Inc.                                                             21,000                671,580
       *   Wireless Facilities, Inc.                                                                 1,688                  9,352
                                                                                                              -------------------
Total Telecommunication Services                                                                                        2,987,859
                                                                                                              -------------------
TOTAL COMMON STOCKS                                                                                                   122,630,209
                                                                                                              -------------------

                                                                                               FACE
                                                                                              AMOUNT
                                                                                       -------------------
                                                                                              (000)

TEMPORARY CASH INVESTMENTS -- (3.4%)
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $4,427,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $4,338,460) to be repurchased at $4,274,461                              $             4,274              4,274,000
                                                                                                              -------------------
TOTAL INVESTMENTS - (100.0%)
(Cost $124,395,696)                                                                                           $       126,904,209
                                                                                                              ===================

                 See accompanying Notes to Financial Statements.

                          U.S. CORE EQUITY 2 PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                              SHARES                VALUE+
                                                                                       -------------------    -------------------
COMMON STOCKS -- (96.4%)
Financials -- (25.9%)
       *   1st Constitution Bancorp                                                                    200    $             4,250
           1st Source Corp.                                                                            900                 22,743
           21st Century Holding Co.                                                                    300                  4,050
           21st Century Insurance Group                                                              3,700                 63,270
           A.G. Edwards, Inc.                                                                        3,000                132,210
           ABC Bancorp                                                                                 600                 12,072
           Abigail Adams National Bancorp, Inc.                                                        112                  1,617
       *   Access National Corp.                                                                       100                  1,964
       *   Accredited Home Lenders Holding Co.                                                         900                 38,988
       *   ACE Cash Express, Inc.                                                                      300                  7,149
           Advanta Corp. Class A                                                                       400                 12,252
           Advanta Corp. Class B Non-Voting                                                            900                 29,142
       *   Aether Holdings, Inc.                                                                     2,100                  7,308
       *   Affiliated Managers Group, Inc.                                                           1,400                110,376
           Affirmative Insurance Holdings, Inc.                                                        124                  1,674
           AFLAC, Inc.                                                                               7,700                369,600
           Alabama National Bancorporation                                                             800                 53,040
           Alfa Corp.                                                                                3,500                 61,005
       *   Allegheny Corp.                                                                             500                147,095
           Alliance Financial Corp.                                                                    100                  3,107
           Allmerica Financial Corp.                                                                 2,600                103,870
           Allstate Corp.                                                                            8,100                454,410
           AMBAC Financial Group, Inc.                                                               3,400                260,746
           Amcore Financial, Inc.                                                                    1,100                 34,397
           Ameriana Bancorp                                                                            100                  1,210
           American Capital Strategies, Ltd.                                                         2,300                 88,228
           American Equity Investment Life Holding Co.                                               1,900                 22,344
           American Express Co.                                                                      5,000                257,100
           American Financial Group, Inc.                                                            3,700                137,455
       *   American Independence Corp.                                                                 400                  4,336
           American International Group, Inc.                                                       39,800              2,672,172
           American National Bankshares, Inc.                                                          204                  4,596
           American National Insurance Co.                                                           1,317                154,273
       *   American Physicians Capital, Inc.                                                           400                 18,180
           American River Bankshares                                                                   100                  2,330
       *   American West Bancorporation                                                                400                  9,220
       *   AmeriCredit Corp.                                                                         6,000                148,800
           Ameriprise Financial, Inc.                                                                  660                 27,753
       *   AmeriServe Financial, Inc.                                                                  500                  2,400
           AmerUs Group Co.                                                                          1,800                105,714
           AmSouth Bancorporation                                                                    7,200                191,448
           AON Corp.                                                                                 5,600                203,896
       *   Argonaut Group, Inc.                                                                      1,400                 44,520
           Arrow Financial Corp.                                                                       406                 11,429

       *   Asset Acceptance Capital Corp.                                                            1,526                 31,146
           Associated Banc-Corp                                                                      2,500                 81,950
           Assurant, Inc.                                                                            4,200                185,304
           ASTA Funding, Inc.                                                                          600                 14,868
           Astoria Financial Corp.                                                                   4,700                132,916
       *   Atlantic American Corp.                                                                     500                  1,282
       *   Atlantic Coast Federal Corp.                                                                200                  2,912
       *   B of I Holding, Inc.                                                                         97                    807
           Baldwin & Lyons, Inc. Class A                                                               100                  2,576
           Baldwin & Lyons, Inc. Class B                                                               500                 12,535
           BancFirst Corp.                                                                             400                 31,884
           Bancorp Rhode Island, Inc.                                                                  300                 10,245
           BancorpSouth, Inc.                                                                        3,500                 79,485
       *   Bancshares of Florida, Inc.                                                                 300                  6,591
           Bank Mutual Corp.                                                                         3,102                 32,819
           Bank of America Corp.                                                                    61,400              2,817,646
           Bank of Commerce Holdings                                                                   300                  3,030
           Bank of Granite Corp.                                                                       500                  9,600
           Bank of Hawaii Corp.                                                                        800                 41,288
           Bank of New York Co., Inc.                                                                6,900                223,560
           Bank of The Ozarks, Inc.                                                                    700                 25,970
           BankAtlantic Bancorp, Inc. Class A                                                        2,100                 29,274
           BankUnited Financial Corp. Class A                                                        1,364                 34,768
           Banner Corp.                                                                                500                 15,770
           Bar Harbor Bankshares                                                                       100                  2,655
           BB&T Corp.                                                                                8,400                357,420
           Bear Stearns Companies, Inc.                                                              1,800                199,782
           Benjamin Franklin Bancorp, Inc.                                                             100                  1,405
           Berkley (W.R.) Corp.                                                                      2,700                125,874
           Berkshire Bancorp, Inc.                                                                     100                  1,775
           Berkshire Hills Bancorp, Inc.                                                               200                  6,518
           Beverly Hills Bancorp, Inc.                                                                 900                  8,793
           Blackrock, Inc.                                                                             100                 10,784
           BOK Financial Corp.                                                                       3,100                147,467
           Boston Private Financial Holdings, Inc.                                                   1,300                 40,300
           Bristol West Holdings, Inc.                                                               1,400                 25,942
           Brooke Corp.                                                                                200                  2,850
           Brookline Bancorp, Inc.                                                                   3,000                 42,180
       *   Brooklyn Federal Bancorp, Inc.                                                               97                  1,038
           Brown & Brown, Inc.                                                                       2,400                 70,032
           Bryn Mawr Bank Corp.                                                                        400                  8,620
           BWC Financial Corp.                                                                         108                  3,942
           C&F Financial Corp.                                                                          99                  3,811
           California First National Bancorp                                                           400                  5,206
           Camco Financial Corp.                                                                       200                  2,830
           Camden National Corp.                                                                       300                 10,707
           Capital Bank Corp.                                                                          200                  3,020
           Capital City Bank Group, Inc.                                                               800                 30,768
           Capital Corp. of the West                                                                   477                 16,485
       *   Capital Crossing Bank                                                                       300                  9,837
           Capital One Financial Corp.                                                               3,300                274,098
           Capital Properties, Inc.                                                                    100                  2,675
           Capital Southwest Corp.                                                                     300                 27,813
           Capital Title Group, Inc.                                                                 1,400                  8,652
           Capitalsource, Inc.                                                                       5,100                121,890

           Capitol Bancorp, Ltd.                                                                       600                 22,416
           Capitol Federal Financial                                                                 2,600                 88,764
           Cardinal Financial Corp.                                                                  1,000                 10,950
           Carrollton Bancorp                                                                          100                  1,466
           Cash America International, Inc.                                                          1,200                 27,180
       *   Cash Systems, Inc.                                                                          500                  3,570
           Cathay General Bancorp                                                                    1,900                 72,200
           Cavalry Bancorp, Inc.                                                                       100                  2,443
       *   CB Richard Ellis Group, Inc.                                                                700                 38,850
           Center Bancorp, Inc.                                                                        500                  5,440
           Centerstate Banks of Florida, Inc.                                                          100                  3,400
       *   Central Coast Bancorp                                                                       700                 17,234
           Central Pacific Financial Corp.                                                           1,300                 47,580
       *   Centrue Financial Corp.                                                                     100                  2,715
           Century Bancorp, Inc. Class A                                                               100                  3,000
       *   Ceres Group, Inc.                                                                         1,500                  7,500
           CFS Bancorp, Inc.                                                                           400                  5,572
           Charter Financial Corp.                                                                     712                 24,963
           Chemical Financial Corp.                                                                  1,100                 35,552
           Chittenden Corp.                                                                          2,100                 62,517
           Chubb Corp.                                                                               3,100                300,204
           Cincinnati Financial Corp.                                                                5,400                240,462
           CIT Group, Inc.                                                                           6,300                311,850
           Citigroup, Inc.                                                                          77,500              3,762,625
           Citizens Banking Corp.                                                                    1,900                 56,221
           Citizens First Bancorp, Inc.                                                                466                 10,536
       *   Citizens Holding Co.                                                                        100                  2,170
           Citizens South Banking Corp.                                                                400                  4,868
       *   Citizens, Inc.                                                                            1,500                  7,980
           City Holding Co.                                                                            900                 32,832
           City National Corp.                                                                       1,700                124,151
           Clark, Inc.                                                                                 900                 12,717
           Clifton Savings Bancorp, Inc.                                                             1,374                 14,138
       *   CNA Financial Corp.                                                                       7,900                268,995
       *   CNA Surety Corp.                                                                          1,800                 26,586
           CNB Financial Corp.                                                                         300                  4,428
           CoBiz, Inc.                                                                               1,100                 20,922
           Codorus Valley Bancorp, Inc.                                                                100                  1,979
           Cohen & Steers, Inc.                                                                      1,500                 27,435
           Colony Bankcorp, Inc.                                                                       300                  7,680
           Columbia Bancorp                                                                            212                  4,617
           Columbia Banking System, Inc.                                                               700                 20,195
           Comerica, Inc.                                                                            3,000                173,010
           Commerce Bancorp, Inc.                                                                    3,600                121,284
           Commerce Bancshares, Inc.                                                                 1,785                 92,374
           Commerce Group, Inc.                                                                      1,600                 92,896
           Commercial Bancshares, Inc.                                                                 300                 11,358
           Commercial Capital Bancorp, Inc.                                                            700                 11,676
           Commercial National Financial Corp.                                                         100                  1,900
           Commonwealth Bankshares, Inc.                                                               100                  2,600
       *   Community Bancorp                                                                            28                    906
           Community Bancorp, Inc.                                                                     200                  6,860
           Community Bank System, Inc.                                                               1,500                 35,895
           Community Banks, Inc.                                                                       800                 23,472
           Community Bankshares, Inc.                                                                  100                  1,679

           Community Capital Corp.                                                                     100                  2,210
           Community Central Bank Corp.                                                                200                  2,650
           Community Trust Bancorp, Inc.                                                               803                 26,419
           Community West Bancshares                                                                   100                  1,414
           Compass Bancshares, Inc.                                                                  2,500                121,150
       *   CompuCredit Corp.                                                                         2,200                 85,954
           Consolidated-Tokoma Land Co.                                                                300                 19,317
       *   Consumer Portfolio Services, Inc.                                                           910                  5,260
           Cooperative Bankshares, Inc.                                                                100                  2,112
           Corus Bankshares, Inc.                                                                    1,200                 70,536
           Countrywide Financial Corp.                                                               7,300                254,113
       *   Covanta Holding Corp.                                                                     4,000                 52,160
       *   Cowlitz Bancorporation                                                                      100                  1,391
           Crawford & Co. Class A                                                                    1,300                  7,644
           Crawford & Co. Class B                                                                    1,400                  8,400
           Cullen Frost Bankers, Inc.                                                                1,900                102,334
           CVB Financial Corp.                                                                       2,325                 46,825
       *   Dearborn Bancorp, Inc.                                                                      315                  7,591
           Delphi Financial Group, Inc. Class A                                                      1,400                 66,332
           Delta Financial Corp.                                                                       400                  3,196
       *   Desert Community Bank                                                                       200                  6,890
           Dime Community Bancshares                                                                 1,700                 25,177
           Direct General Corp.                                                                        300                  5,127
       *   Dollar Financial Corp.                                                                      400                  4,756
           Donegal Group, Inc. Class A                                                                 600                 14,538
           Donegal Group, Inc. Class B                                                                 200                  4,798
           Downey Financial Corp.                                                                    1,100                 71,170
       *   E*TRADE Financial Corp.                                                                   7,800                152,256
           East West Bancorp, Inc.                                                                   1,400                 52,976
           Eaton Vance Corp.                                                                         1,800                 49,464
           EMC Insurance Group, Inc.                                                                   500                  9,780
       *   Empire Financial Holding Co.                                                                100                    311
       *   Encore Capital Group, Inc.                                                                  900                 14,742
       *   Enterprise Financial Services Corp.                                                         400                  9,044
           Erie Indemnity Co.                                                                        1,400                 74,200
           ESB Financial Corp.                                                                         500                  6,185
       *   eSpeed, Inc.                                                                                600                  5,142
       *   Evans Bancorp, Inc.                                                                         105                  2,263
           Exchange National Bancshares, Inc.                                                          200                  5,926
       *   EZCORP, Inc. Class A Non-Voting                                                             600                  9,030
           F.N.B. Corp.                                                                              2,700                 49,491
           Fannie Mae                                                                               10,300                494,915
           FBL Financial Group, Inc. Class A                                                         1,200                 37,620
           Federal Agriculture Mortgage Corporation                                                    400                 11,148
           Federal Trust Corp.                                                                         300                  3,600
           Federated Investors, Inc.                                                                 1,000                 36,540
           Fidelity Bankshares, Inc.                                                                 1,100                 34,309
           Fidelity National Financial, Inc.                                                         4,000                151,280
           Fidelity National Title Group, Inc.                                                         420                  9,576
           Fidelity Southern Corp.                                                                     390                  6,848
           Fifth Third Bancorp                                                                       5,000                201,350
           Financial Federal Corp.                                                                     800                 32,336
           Financial Institutions, Inc.                                                                400                  8,076
       *   First Acceptance Corp.                                                                    2,200                 22,352
           First Albany Companies, Inc.                                                                800                  5,432

           First American Corp.                                                                      2,800                131,740
           First Bancorp                                                                               532                 11,720
           First Busey Corp.                                                                           839                 17,636
       *   First Cash Financial Services, Inc.                                                         700                 20,300
           First Charter Corp.                                                                       1,400                 35,056
           First Citizens BancShares, Inc.                                                             500                 93,735
           First Commonwealth Financial Corp.                                                        3,000                 40,470
           First Community Bancorp                                                                     700                 36,232
           First Community Bancshares, Inc.                                                            499                 15,409
           First Defiance Financial Corp.                                                              300                  8,394
           First Federal Bancshares of Arkansas, Inc.                                                  200                  5,000
       *   First Federal of Northern Michigan Bancorp, Inc.                                            198                  1,731
           First Financial Bancorp                                                                   2,000                 38,500
           First Financial Bankshares, Inc.                                                          1,000                 37,190
           First Financial Corp.                                                                       600                 16,428
           First Financial Holdings, Inc.                                                              600                 18,324
           First Financial Service Corp.                                                               211                  5,934
           First Horizon National Corp.                                                              2,273                 88,465
           First Indiana Corp.                                                                         700                 24,465
           First M&F Corp.                                                                             100                  3,425
       *   First Mariner Bancorp, Inc.                                                                 300                  5,316
           First Merchants Corp.                                                                       700                 18,109
           First Midwest Bancorp, Inc.                                                               1,700                 63,631
           First Mutual Bancshares, Inc.                                                               100                  2,659
           First National Lincoln Corp.                                                                499                  9,157
           First Niagara Financial Group, Inc.                                                       5,200                 75,348
           First Oak Brook Bancshares, Inc.                                                            300                  8,298
           First PacTrust Bancorp, Inc.                                                                250                  6,937
           First Place Financial Corp.                                                                 600                 14,316
       *   First Regional Bancorp                                                                      300                 21,348
           First Republic Bank                                                                       1,200                 46,524
           First South Bancorp, Inc.                                                                   200                  7,600
           First State Bancorporation                                                                  500                 12,370
           First United Corp.                                                                          200                  4,025
           Firstbank Corp.                                                                             200                  4,810
           FirstBank NW Corp.                                                                          100                  2,985
       *   FirstCity Financial Corp.                                                                   451                  5,214
       *   FirstFed Financial Corp.                                                                    700                 36,638
           FirstMerit Corp.                                                                          3,700                 98,642
           Flag Financial Corp.                                                                        400                  6,440
           Flagstar Bancorp, Inc.                                                                    1,200                 18,084
           Flushing Financial Corp.                                                                    723                 12,146
           FMS Financial Corp.                                                                          50                    860
           FNB Corp. NC                                                                                300                  5,439
           FNB Corp. VA                                                                                400                 12,340
           FNB Financial Services Corp.                                                                200                  3,148
           Foothill Independent Bancorp                                                                400                  9,584
           Forest City Enterprises, Inc. Class B                                                       400                 15,656
       *   FPIC Insurance Group, Inc.                                                                  372                 14,091
       *   Franklin Bank Corp.                                                                       1,100                 20,350
           Franklin Resources, Inc.                                                                  1,100                102,168
           Freddie Mac                                                                              10,700                668,215
           Fremont General Corp.                                                                     3,500                 81,935
           Frontier Financial Corp.                                                                  1,000                 32,380
           Fulton Financial Corp.                                                                    6,915                120,183

           Gallagher (Arthur J.) & Co.                                                               1,500                 45,675
           GAMCO Investors, Inc.                                                                       350                 15,855
           Gateway Financial Holdings, Inc.                                                            299                  5,167
           GB & T Bancshares, Inc.                                                                     500                 11,255
           Genworth Financial, Inc.                                                                    500                 17,225
           German American Bancorp                                                                     400                  5,396
       *   GFI Group, Inc.                                                                             300                 13,362
           Glacier Bancorp, Inc.                                                                     1,100                 36,212
           Gold Banc Corporation, Inc.                                                               1,600                 28,960
           Golden West Financial Corp.                                                               3,800                246,202
           Great American Financial Resources, Inc.                                                  2,100                 42,273
           Great Southern Bancorp, Inc.                                                                500                 15,205
           Greater Bay Bancorp                                                                       2,300                 61,272
           Greater Community Bancorp                                                                   200                  2,950
           Greene County Bancshares, Inc.                                                              500                 13,940
           Greenhill & Co., Inc.                                                                       600                 32,934
       *   Greenville First Bancshares, Inc.                                                            99                  2,337
           Guaranty Federal Bancshares, Inc.                                                           100                  2,825
           Habersham Bancorp                                                                           100                  2,325
           Hancock Holding Co.                                                                       1,400                 53,872
           Hanmi Financial Corp.                                                                     2,200                 40,986
           Harbor Florida Bancshares, Inc.                                                           1,100                 41,426
           Harleysville Group, Inc.                                                                  1,215                 33,182
           Harleysville National Corp.                                                               1,100                 23,232
           Harleysville Savings Financial Corp.                                                        100                  1,750
           Harrington West Financial Group, Inc.                                                       200                  3,286
           Hartford Financial Services Group, Inc.                                                   4,600                401,902
           HCC Insurance Holdings, Inc.                                                              4,600                140,530
           Heartland Financial USA, Inc.                                                               800                 16,352
           Heritage Commerce Corp.                                                                     400                  8,784
           Heritage Financial Corp.                                                                    210                  5,038
           HF Financial Corp.                                                                           90                  1,715
           Hilb Rogal Hamilton Co.                                                                   1,600                 62,368
           HMN Financial, Inc.                                                                         100                  2,959
           Home Federal Bancorp                                                                        260                  6,601
           HopFed Bancorp, Inc.                                                                        100                  1,574
           Horace Mann Educators Corp.                                                               2,000                 37,880
           Horizon Financial Corp.                                                                     400                  9,060
           Hudson City Bancorp, Inc.                                                                18,500                220,335
           Huntington Bancshares, Inc.                                                               4,100                 98,236
           IBERIABANK Corp.                                                                            400                 21,964
           IBT Bancorp, Inc.                                                                           100                  4,385
           Independence Community Bank Corp.                                                         1,400                 55,496
           Independence Holding Co.                                                                    700                 12,593
           Independent Bank Corp. MA                                                                   600                 17,538
           Independent Bank Corp. MI                                                                   900                 26,253
           IndyMac Bancorp, Inc.                                                                     2,700                103,356
           Infinity Property & Casualty Corp.                                                        1,000                 36,950
           Integra Bank Corp.                                                                          800                 17,160
           Interchange Financial Services Corp.                                                      1,000                 17,990
           International Bancshares Corp.                                                            2,322                 69,660
       *   Investment Technology Group, Inc.                                                         1,400                 54,446
           Investors Financial Services Corp.                                                        1,500                 56,625
           Investors Title Co.                                                                         100                  4,299
           Irwin Financial Corp.                                                                     1,200                 27,144

       *   ITLA Capital Corp.                                                                          300                 15,735
           Janus Capital Group, Inc.                                                                 7,300                139,941
           Jefferies Group, Inc.                                                                     2,600                114,426
           Jefferson Bancshares, Inc.                                                                  363                  4,871
           Jefferson-Pilot Corp.                                                                     2,500                138,875
           Jones Lang LaSalle, Inc.                                                                  1,100                 54,978
           JPMorgan Chase & Co.                                                                     54,300              2,076,975
           Kearny Financial Corp.                                                                      400                  5,060
           KeyCorp                                                                                   5,900                195,644
           K-Fed Bancorp                                                                               700                  8,554
       *   KMG America Corp.                                                                           500                  4,375
           KNBT Bancorp, Inc.                                                                        1,415                 23,192
       *   Knight Capital Group, Inc.                                                                4,819                 48,768
       *   LaBranche & Co., Inc.                                                                     2,300                 24,564
           Lakeland Bancorp, Inc.                                                                    1,000                 15,150
           Lakeland Financial Corp.                                                                    200                  8,690
           LandAmerica Financial Group, Inc.                                                           800                 51,800
           Leesport Financial Corp.                                                                    300                  6,961
           Legg Mason, Inc.                                                                            600                 73,590
           Lehman Brothers Holdings, Inc.                                                            4,100                516,600
           Leucadia National Corp.                                                                   3,200                151,616
           Lincoln Bancorp                                                                             100                  1,600
           Lincoln National Corp.                                                                    5,400                280,692
           LNB Bancorp, Inc.                                                                           201                  3,640
           Loews Corp.                                                                               2,800                270,424
           LSB Bancshares, Inc.                                                                        384                  6,854
           LSB Corp.                                                                                   100                  1,700
           M&T Bank Corp.                                                                            1,900                205,618
           Macatawa Bank Corp.                                                                         400                 15,256
           MAF Bancorp, Inc.                                                                         1,500                 63,855
           Main Street Banks, Inc.                                                                     899                 24,965
           MainSource Financial Group, Inc.                                                            400                  7,236
       *   Markel Corp.                                                                                400                126,900
       *   MarketAxcess Holdings, Inc.                                                                 500                  6,105
       *   Marlin Business Services, Inc.                                                              600                 13,626
           Marsh & McLennan Companies, Inc.                                                          3,500                108,115
           Marshall & Ilsley Corp.                                                                   4,900                210,602
           MASSBANK Corp.                                                                               50                  1,625
       *   Matrix Bancorp, Inc.                                                                        300                  5,370
           MB Financial, Inc.                                                                        1,200                 45,072
           MBIA, Inc.                                                                                4,200                259,476
           MBT Financial Corp.                                                                         700                 12,530
           MCG Capital Corp.                                                                         2,200                 31,218
       *   Meadowbrook Insurance Group, Inc.                                                         1,400                  9,100
           Medallion Financial Corp.                                                                   900                  9,027
           Mellon Financial Corp.                                                                    2,500                 84,100
           Mercantile Bank Corp.                                                                       400                 16,000
           Mercantile Bankshares Corp.                                                               1,500                 89,115
           Merchants Bancshares, Inc.                                                                  200                  5,200
           Mercury General Corp.                                                                     2,400                142,320
           Merrill Lynch & Co., Inc.                                                                14,100                936,522
           Merrill Merchants Bancshares, Inc.                                                          100                  2,493
           MetLife, Inc.                                                                            11,800                606,992
           MetroCorp Bancshares, Inc.                                                                  198                  5,405
           MGIC Investment Corp.                                                                     2,700                175,770

           MicroFinancial, Inc.                                                                        900                  3,141
           Mid Penn Bancorp, Inc.                                                                      100                  2,445
           Midland Co.                                                                                 900                 34,020
       *   MidSouth Bancorp, Inc.                                                                      250                  6,720
           Mid-State Bancshares                                                                      1,000                 27,910
           Midwest Banc Holdings, Inc.                                                               1,000                 22,590
           MidWestOne Financial Group, Inc.                                                            200                  3,760
       *   Monroe Bancorp                                                                              330                  5,257
           Moody's Corp.                                                                               800                 48,120
           Morgan Stanley                                                                           16,400                918,892
           Municipal Mortgage & Equity, L.L.C.                                                       1,600                 40,528
           MutualFirst Financial, Inc.                                                                 200                  4,424
       *   Nasdaq Stock Market, Inc.                                                                 1,000                 39,130
           National City Corp.                                                                       9,800                332,318
           National Financial Partners Corp.                                                         1,400                 71,022
           National Interstate Corp.                                                                   213                  3,885
           National Penn Bancshares, Inc.                                                            1,975                 40,665
           National Western Life Insurance Co. Class A                                                 300                 66,000
           Nationwide Financial Services, Inc.                                                       1,600                 67,440
       *   Navigators Group, Inc.                                                                      800                 32,328
           NBC Capital Corp.                                                                           400                  9,600
           NBT Bancorp, Inc.                                                                         1,500                 34,305
       *   Nelnet, Inc. Class A                                                                        700                 26,635
           NetBank, Inc.                                                                             2,100                 15,519
           New Hampshire Thrift Bancshares, Inc.                                                       100                  1,400
           New York Community Bancorp, Inc.                                                          6,700                111,555
           NewAlliance Bancshares, Inc.                                                              5,400                 80,676
           NewMil Bancorp, Inc.                                                                        100                  3,040
       *   North Bay Bancorp                                                                           100                  2,926
           North Fork Bancorporation, Inc.                                                          10,400                280,800
           North Valley Bancorp                                                                        350                  6,136
           Northeast Bancorp                                                                           100                  2,245
           Northern Trust Corp.                                                                      3,400                179,146
           Northrim BanCorp, Inc.                                                                      200                  4,810
           Northwest Bancorp, Inc.                                                                   2,254                 49,881
           Norwood Financial Corp.                                                                     100                  3,224
           Nuveen Investments                                                                          900                 37,314
           NYMAGIC, Inc.                                                                               400                 10,288
           Oak Hill Financial, Inc.                                                                    300                  9,900
           OceanFirst Financial Corp.                                                                  499                 12,026
       *   Ocwen Financial Corp.                                                                     2,900                 24,476
           Odyssey Re Holdings Corp.                                                                 2,900                 74,356
           Ohio Casualty Corp.                                                                       2,900                 85,840
           Ohio Valley Banc Corp.                                                                      200                  5,035
           Old National Bancorp                                                                      3,100                 67,890
           Old Republic International Corp.                                                          5,300                140,980
           Old Second Bancorp, Inc.                                                                    500                 16,595
           Omega Financial Corp.                                                                       500                 14,665
       *   optionsXpress Holding, Inc.                                                                 546                 13,382
           PAB Bankshares, Inc.                                                                        300                  5,385
           Pacific Capital Bancorp                                                                   1,600                 59,712
           Pacific Continental Corp.                                                                   200                  3,150
       *   Pacific Mercantile Bancorp                                                                  500                  8,545
       *   Pacific Premier Bancorp, Inc.                                                               200                  2,363
           Pamrapo Bancorp, Inc.                                                                       100                  2,150

       *   PanAmerican Bancorp                                                                         600                  2,694
       *   Park National Corp.                                                                         700                 73,535
           Parkvale Financial Corp.                                                                    299                  8,327
           Partners Trust Financial Group, Inc.                                                      2,200                 26,400
           Peapack-Gladstone Financial Corp.                                                           400                 11,436
       *   Pelican Financial, Inc.                                                                     100                    546
       *   Penn Treaty American Corp.                                                                  500                  4,995
           Pennfed Financial Services, Inc.                                                            600                 11,544
           Penns Woods Bancorp, Inc.                                                                   100                  3,854
       *   Pennsylvania Commerce Bancorp, Inc.                                                         224                  7,401
           Peoples Bancorp of North Carolina                                                           100                  2,206
           Peoples Bancorp, Inc. OH                                                                    400                 11,608
           Peoples Bank CT                                                                           1,900                 59,128
           Peoples Community Bancorp                                                                   100                  2,020
           PFF Bancorp, Inc.                                                                         1,100                 33,605
       *   Philadelphia Consolidated Holding Corp.                                                     900                 87,219
       *   Pinnacle Financial Partners, Inc.                                                           400                  9,960
       *   Piper Jaffray Companies, Inc.                                                               200                  7,948
       *   Placer Sierra Bancshares                                                                     38                  1,083
       *   PMA Capital Corp. Class A                                                                 1,500                 13,320
           PMI Group, Inc.                                                                           3,000                121,800
           PNC Financial Services Group, Inc.                                                        4,500                286,965
           Pocahontas Bancorp, Inc.                                                                    100                  1,228
       *   Premier Financial Bancorp, Inc.                                                             100                  1,400
           Presidential Life Corp.                                                                   1,300                 25,077
           Princeton National Bancorp, Inc.                                                            100                  3,320
           Principal Financial Group, Inc.                                                           4,400                222,948
           PrivateBancorp, Inc.                                                                        800                 29,512
       *   ProAssurance Corp.                                                                        1,300                 64,714
           Progressive Corp.                                                                           800                 98,392
           Prosperity Bancshares, Inc.                                                               1,200                 36,720
           Protective Life Corp.                                                                     3,200                141,376
           Provident Bankshares Corp.                                                                1,500                 53,460
           Provident Financial Holdings, Inc.                                                          300                  8,247
           Provident Financial Services, Inc.                                                        3,900                 70,161
           Provident New York Bancorp                                                                1,800                 20,862
           Prudential Financial, Inc.                                                                7,900                611,460
       *   PSB Bancorp, Inc.                                                                           100                  1,289
           PSB Holdings, Inc.                                                                          200                  2,100
           Pulaski Financial Corp.                                                                     400                  7,080
           Radian Group, Inc.                                                                        2,700                152,712
           Rainier Pacific Financial Group, Inc.                                                       400                  6,288
           Raymond James Financial, Inc.                                                             3,300                119,592
           Regions Financial Corp.                                                                   6,700                225,723
           Reinsurance Group of America, Inc.                                                        2,800                132,384
           Renasant Corp.                                                                              400                 12,704
           Republic Bancorp, Inc.                                                                    3,440                 42,725
           Republic Bancorp, Inc. Class A                                                              800                 16,432
       *   Republic First Bancorp, Inc.                                                                300                  3,645
       *   Rewards Network, Inc.                                                                     1,200                  6,912
           Riverview Bancorp, Inc.                                                                     300                  6,681
           RLI Corp.                                                                                 1,100                 57,420
           Rome Bancorp, Inc.                                                                          300                  3,270
           Royal Bancshares of Pennsylvania, Inc. Class A                                              400                  9,564
       *   RTW, Inc.                                                                                   300                  3,057

           Rurban Financial Corp.                                                                      100                  1,237
           S&T Bancorp, Inc.                                                                         1,100                 42,284
           Safeco Corp.                                                                              3,700                208,125
           Safety Insurance Group, Inc.                                                                300                 12,033
           Sanders Morris Harris Group, Inc.                                                           700                 11,949
           Sandy Spring Bancorp, Inc.                                                                  600                 22,224
           SCBT Financial Corp.                                                                        400                 13,332
           Schwab (Charles) Corp.                                                                    5,300                 80,825
       *   SCPIE Holdings, Inc.                                                                        500                 10,300
       *   Seabright Insurance Holdings                                                                 44                    591
           Seacoast Banking Corp. of Florida                                                           700                 16,996
           Security Bank Corp.                                                                         553                 13,792
           SEI Investments Co.                                                                         500                 20,425
           Selective Insurance Group, Inc.                                                           1,300                 72,761
       *   Siebert Financial Corp.                                                                     930                  2,539
           Sierra Bancorp                                                                              400                  9,220
           Simmons First National Corp. Class A                                                        700                 19,614
           Sky Financial Group, Inc.                                                                 4,700                139,496
           SLM Corp.                                                                                 1,100                 57,805
       *   SNB Bancshares, Inc.                                                                        391                  6,940
           Sound Federal Bancorp, Inc.                                                                 400                  7,892
           South Financial Group, Inc.                                                               3,363                 99,780
       *   Southcoast Financial Corp.                                                                  100                  2,430
           Southern Community Financial Corp.                                                        1,000                  9,400
       *   Southern Connecticut Bancorp, Inc.                                                          100                    690
           Southside Banchares, Inc.                                                                   600                 12,006
           Southwest Bancorp, Inc.                                                                     500                 11,285
           Southwest Georgia Financial Corp.                                                           100                  2,170
           Sovereign Bancorp, Inc.                                                                   7,900                172,694
           StanCorp Financial Group, Inc.                                                            1,300                133,952
           State Auto Financial Corp.                                                                1,800                 61,974
           State Bancorp, Inc.                                                                         500                  9,185
           State Street Corp.                                                                        2,200                126,918
           Sterling Bancorp                                                                            735                 14,627
           Sterling Bancshares, Inc.                                                                 2,100                 32,739
           Sterling Financial Corp. (PA)                                                             1,200                 25,428
           Sterling Financial Corp./Spokane                                                          1,600                 41,760
           Stewart Information Services Corp.                                                          700                 35,392
       *   Stifel Financial Corp.                                                                      400                 14,976
       *   Stratus Properties, Inc.                                                                    235                  4,710
           Student Loan Corp.                                                                          400                 84,444
           Suffolk Bancorp                                                                             500                 16,640
           Summit Bancshares, Inc.                                                                     600                 11,016
           Summit Bank Corp.                                                                           200                  3,200
       *   Sun Bancorp, Inc.                                                                           800                 15,864
           SunTrust Banks, Inc.                                                                      5,600                407,344
           Susquehanna Bancshares, Inc.                                                              2,200                 53,944
       *   Sussex Bancorp                                                                              105                  1,557
           SWS Group, Inc.                                                                             800                 16,496
           Synergy Financial Group, Inc.                                                               400                  4,896
           Synovus Financial Corp.                                                                   6,900                194,235
           T. Rowe Price Group, Inc.                                                                   800                 57,560
       *   Tarragon Corp.                                                                            1,200                 23,844
           Taylor Capital Group, Inc.                                                                  400                 15,676
           TCF Financial Corp.                                                                       1,900                 52,174

           TD Banknorth, Inc.                                                                        4,400                130,592
           Team Financial, Inc.                                                                        200                  2,757
       *   Tejon Ranch Co.                                                                             400                 16,540
       *   Texas Capital Bancshares, Inc.                                                              362                  8,739
           Texas Regional Bancshares, Inc. Class A                                                   2,400                 69,960
           Texas United Bancshares, Inc.                                                               200                  3,800
       *   The Banc Corp.                                                                              800                  9,456
       *   The Bancorp, Inc.                                                                           500                  9,150
           The Colonial BancGroup, Inc.                                                              5,000                124,550
       *   The Enstar Group, Inc.                                                                      238                 16,941
           The Goldman Sachs Group, Inc.                                                             6,100                786,656
           The Phoenix Companies, Inc.                                                               1,900                 25,840
           The Savannah Bancorp, Inc.                                                                  100                  3,695
           The St. Joe Corp.                                                                           400                 26,560
           The St. Paul Travelers Companies, Inc.                                                   10,500                488,565
           The Wilber Corp.                                                                            400                  4,494
           Thomas Properties Group, Inc.                                                                 6                     73
           TIB Financial Corp.                                                                         200                  6,470
           TierOne Corp.                                                                               900                 26,973
           Timberland Bancorp, Inc.                                                                    100                  2,336
           Tompkins County Trustco, Inc.                                                               400                 18,080
           Torchmark Corp.                                                                           3,100                167,772
       *   Tower Financial Corp.                                                                        25                    413
       *   Tower Group, Inc.                                                                           400                  8,080
       *   Tradestation Group, Inc.                                                                    700                  8,337
       *   Trammell Crow Co.                                                                         1,700                 43,962
           Transatlantic Holdings, Inc.                                                              2,000                139,900
       *   Triad Guaranty, Inc.                                                                        400                 17,344
           Trico Bancshares                                                                            800                 18,944
           TrustCo Bank Corp. NY                                                                     2,900                 37,642
           Trustmark Corp.                                                                           2,500                 71,500
           U.S. Bancorp                                                                             11,900                360,332
       *   U.S.I. Holdings Corp.                                                                       500                  7,000
           UCBH Holdings, Inc.                                                                       4,100                 72,324
           UICI                                                                                        800                 28,496
           UMB Financial Corp.                                                                         900                 59,742
           Umpqua Holdings Corp.                                                                     2,000                 52,840
       *   Unico American Corp.                                                                        100                    899
           Union Bankshares Corp.                                                                      400                 19,268
           Union Bankshares, Inc.                                                                      100                  2,260
           UnionBanCal Corp.                                                                         3,100                214,520
       *   UnionBancorp, Inc.                                                                          200                  4,266
           United Bancshares, Inc.                                                                     200                  3,100
           United Bankshares, Inc.                                                                   1,900                 71,801
       *   United Capital Corp.                                                                        400                  9,792
           United Community Banks, Inc.                                                              1,700                 48,535
           United Community Financial Corp.                                                          1,300                 15,327
           United Fire & Casualty Co.                                                                1,100                 50,270
       *   United PanAm Financial Corp.                                                                800                 18,744
           United Security Bancshares                                                                  218                  6,786
           Unitrin, Inc.                                                                             3,300                156,354
           Unity Bancorp, Inc.                                                                         200                  2,776
       *   Universal American Financial Corp.                                                        2,300                 33,948
       *   Univest Corporation of Pennsylvania                                                         656                 16,833
           UnumProvident Corp.                                                                       9,200                202,400

           USB Holding Co., Inc.                                                                       900                 19,620
           Vail Banks, Inc.                                                                            200                  2,792
       *   Valley Bancorp                                                                              198                  6,865
           Valley National Bancorp                                                                   4,100                100,983
           Vineyard National Bancorp Co.                                                               400                 11,668
       *   Virginia Commerce Bancorp, Inc.                                                             700                 20,566
           Virginia Financial Group, Inc.                                                              336                 12,634
           Wachovia Corp.                                                                           23,800              1,270,920
           Waddell & Reed Financial, Inc.                                                            1,200                 25,608
           Wainwright Bank & Trust Co.                                                                 300                  3,084
           Washington Banking Co.                                                                      200                  3,568
           Washington Federal, Inc.                                                                  4,100                 99,507
           Washington Mutual, Inc.                                                                  15,200                626,088
           Washington Savings Bank, FSB                                                                200                  1,646
           Washington Trust Bancorp, Inc.                                                              600                 16,818
           Wayne Savings Bancshares, Inc.                                                              100                  1,595
           Webster Financial Corp.                                                                   2,500                119,650
           Wells Fargo & Co.                                                                        10,900                685,065
           Wesbanco, Inc.                                                                              910                 29,120
           Wesco Financial Corp.                                                                       300                107,700
           West Bancorporation                                                                         702                 13,682
           West Coast Bancorp                                                                          500                 13,175
           Westamerica Bancorporation                                                                  800                 43,712
           Westbank Corp.                                                                               50                    762
       *   Western Sierra Bancorp                                                                      400                 14,008
           Westfield Financial, Inc.                                                                   400                  9,596
           Westwood Holdings Group, Inc.                                                               200                  3,652
           Whitney Holding Corp.                                                                     2,500                 73,250
           Willow Grove Bancorp, Inc.                                                                  500                  7,840
           Wilmington Trust Corp.                                                                    2,700                109,323
           Wilshire Bancorp, Inc.                                                                    1,000                 17,010
       *   Wilshire Enterprises, Inc.                                                                  400                  3,096
           Wintrust Financial Corp.                                                                  1,100                 61,798
       *   World Acceptance Corp.                                                                      800                 22,032
           Yardville National Bancorp                                                                  400                 13,964
           Zenith National Insurance Corp.                                                           1,250                 59,438
           Zions Bancorporation                                                                      1,700                128,571
                                                                                                              -------------------
Total Financials                                                                                                       48,525,008
                                                                                                              -------------------
Consumer Discretionary -- (14.2%)
       *   1-800 CONTACTS, Inc.                                                                        300                  3,267
       *   1-800-FLOWERS.COM, Inc.                                                                   1,200                  8,352
       *   4Kids Entertainment, Inc.                                                                   200                  3,270
       *   99 Cents Only Stores                                                                      1,100                 10,593
       *   A.C. Moore Arts & Crafts, Inc.                                                              400                  5,724
           Aaron Rents, Inc.                                                                         1,500                 31,155
           Aaron Rents, Inc. Class A                                                                   200                  3,600
           Abercrombie & Fitch Co.                                                                     700                 42,924
           Acme United Corp.                                                                           100                  1,452
       *   Advance Auto Parts, Inc.                                                                    900                 38,106
           Advo, Inc.                                                                                  500                 13,645
       *   Aeropostale, Inc.                                                                           800                 19,896
           AFC Enterprises, Inc.                                                                       500                  6,130
       *   Aftermarket Technology Corp.                                                                800                 16,400
       *   Alderwoods Group, Inc.                                                                    1,700                 25,534

           Aldila, Inc.                                                                                300                  7,563
       *   All American Semiconductor, Inc.                                                            100                    392
       *   Alliance Gaming Corp.                                                                     1,700                 20,281
       *   Alloy, Inc.                                                                               2,110                 12,934
       *   Amazon.com, Inc.                                                                          1,600                 77,536
           Ambassadors Group, Inc.                                                                     400                 10,036
           American Axle & Manufacturing Holdings, Inc.                                              2,500                 53,150
       *   American Biltrite, Inc.                                                                     100                  1,198
           American Eagle Outfitters, Inc.                                                           2,900                 66,004
           American Greetings Corp. Class A                                                          2,700                 70,740
       *   America's Car-Mart, Inc.                                                                    200                  3,224
           Ameristar Casinos, Inc.                                                                   1,400                 33,026
           Andersons, Inc.                                                                             400                 16,460
       *   AnnTaylor Stores Corp.                                                                    3,500                106,155
       *   Apollo Group, Inc. Class A                                                                  600                 42,720
           Applebees International, Inc.                                                             1,500                 34,380
           Arbitron, Inc.                                                                              500                 19,300
           Arctic Cat, Inc.                                                                            300                  6,294
           Ark Restaurants Corp.                                                                       100                  2,800
           ArvinMeritor, Inc.                                                                        3,400                 45,220
       *   Asbury Automotive Group, Inc.                                                             1,500                 25,125
       *   Audiovox Corp. Class A                                                                      900                 12,465
       *   AutoNation, Inc.                                                                          8,200                169,904
       *   Autozone, Inc.                                                                              600                 53,436
       *   Avatar Holdings, Inc.                                                                       400                 22,724
       *   Aztar Corp.                                                                               1,500                 46,965
       *   Bakers Footwear Group, Inc.                                                                 200                  2,992
       *   Ballantyne of Omaha, Inc.                                                                   600                  2,940
       *   Bally Total Fitness Holding Corp.                                                         1,500                 10,515
           Bandag, Inc.                                                                                400                 17,140
           Bandag, Inc. Class A                                                                        500                 18,400
           Barnes & Noble, Inc.                                                                      3,100                125,054
           Bassett Furniture Industries, Inc.                                                          600                 10,818
       *   Beasley Broadcast Group, Inc.                                                               100                  1,402
           Beazer Homes USA, Inc.                                                                    1,900                132,943
           Bebe Stores, Inc.                                                                         1,900                 30,723
       *   Bed Bath and Beyond, Inc.                                                                 1,600                 68,256
           Belo Corp. Class A                                                                        3,200                 69,760
       *   Benihana, Inc. Class A                                                                      200                  3,636
           Best Buy Co., Inc.                                                                        1,600                 77,184
           Big 5 Sporting Goods Corp.                                                                  200                  4,818
       *   Big Dog Holdings, Inc.                                                                      400                  2,796
       *   Big Lots, Inc.                                                                            5,500                 67,595
       *   BJ's Restaurants, Inc.                                                                    1,000                 23,740
           Black & Decker Corp.                                                                      1,400                122,934
       *   Blount International, Inc.                                                                1,300                 20,215
       *   Blue Nile, Inc.                                                                             200                  8,298
       *   Bluegreen Corp.                                                                           1,300                 19,331
           Blyth, Inc.                                                                                 800                 15,840
           Bob Evans Farms, Inc.                                                                     1,600                 38,688
       *   Bombay Co., Inc.                                                                          1,700                  6,732
           Bon-Ton Stores, Inc.                                                                        700                 12,929
           Books-A-Million, Inc.                                                                       300                  2,847
           Borders Group, Inc.                                                                       1,600                 32,624
           BorgWarner, Inc.                                                                          2,500                150,000

           Bowl America, Inc. Class A                                                                  100                  1,342
           Boyd Gaming Corp.                                                                         1,400                 67,732
       *   Bright Horizons Family Solutions, Inc.                                                    1,100                 38,918
       *   Brillian Corp.                                                                              500                  2,820
           Brinker International, Inc.                                                               2,600                103,168
           Brown Shoe Company, Inc.                                                                    800                 32,880
           Brunswick Corp.                                                                           1,900                 74,651
           Buckle, Inc.                                                                                800                 26,104
           Building Materials Holding Corp.                                                            600                 49,398
           Burlington Coat Factory Warehouse Corp.                                                   2,000                 79,280
       *   Cabela's, Inc.                                                                              600                 10,440
       *   Cablevision Systems New York Group Class A                                                1,700                 40,222
       *   Cache, Inc.                                                                                 700                 11,781
           Cadmus Communications Corp.                                                                 400                  8,072
       *   California Coastal Communities, Inc.                                                        400                 15,712
       *   California Pizza Kitchen, Inc.                                                              800                 26,224
       *   Career Education Corp.                                                                    3,000                111,900
       *   CarMax, Inc.                                                                              3,300                 90,486
           Carmike Cinemas, Inc.                                                                       100                  2,632
       *   Carriage Services, Inc.                                                                     400                  2,076
       *   Carter's, Inc.                                                                              700                 42,805
       *   Casual Male Retail Group, Inc.                                                            1,400                  8,652
           Catalina Marketing Corp.                                                                  1,000                 26,470
           Cato Corp. Class A                                                                        1,400                 30,240
       *   Cavalier Homes, Inc.                                                                        700                  4,095
       *   Cavco Industries, Inc.                                                                      300                 11,775
           CBRL Group, Inc.                                                                          1,100                 40,689
       *   CEC Entertainment, Inc.                                                                     900                 32,220
           Centex Corp.                                                                              3,100                222,735
       *   Champion Enterprises, Inc.                                                                1,500                 21,705
       *   Champps Entertainment, Inc.                                                                 300                  2,196
           Charles and Colvard, Ltd.                                                                   300                  8,088
       *   Charlotte Russe Holding, Inc.                                                             1,000                 18,700
       *   Charming Shoppes, Inc.                                                                    5,400                 63,450
       *   Checkers Drive-In Restaurants, Inc.                                                         600                  9,060
       *   Cheesecake Factory, Inc.                                                                  1,100                 40,304
           Cherokee, Inc.                                                                              100                  3,455
       *   Chicos FAS, Inc.                                                                          1,300                 57,343
           Choice Hotels International, Inc.                                                         1,100                 39,853
           Christopher & Banks Corp.                                                                 1,100                 16,588
       *   Chromcraft Revington, Inc.                                                                  300                  4,050
           Churchill Downs, Inc.                                                                       200                  7,576
           Citadel Broadcasting Co.                                                                  5,700                 76,836
           CKE Restaurants, Inc.                                                                       400                  5,044
       *   CKX, Inc.                                                                                 1,037                 13,440
           Claire's Stores, Inc.                                                                     2,500                 71,325
           Clear Channel Communications, Inc.                                                        7,500                244,200
       *   Coach, Inc.                                                                               2,000                 68,860
           Coachmen Industries, Inc.                                                                   800                  9,704
       *   Cobra Electronics Corp.                                                                     400                  4,340
       *   Coldwater Creek, Inc.                                                                       900                 28,260
       *   Collectors Universe, Inc.                                                                   300                  3,975
           Collegiate Pacific, Inc.                                                                    400                  3,520
       *   Columbia Sportswear Co.                                                                   1,300                 60,424
       *   Comcast Corp. Class A                                                                    14,800                390,720

       *   Comcast Corp. Special Class A Non-Voting                                                  9,000                234,360
       *   Conn's, Inc.                                                                                900                 30,429
           Cooper Tire & Rubber Co.                                                                  1,100                 16,181
       *   Cosi, Inc.                                                                                  400                  3,496
       *   Cost Plus, Inc.                                                                             400                  7,352
           Courier Corp.                                                                               600                 21,114
       *   Cox Radio, Inc.                                                                           1,500                 22,215
           CPI Corp.                                                                                   100                  1,760
           Craftmade International, Inc.                                                               200                  3,600
       *   Crown Media Holdings, Inc.                                                                2,000                 20,800
       *   CSK Auto Corp.                                                                            1,900                 29,450
           CSS Industries, Inc.                                                                        500                 16,680
       *   Culp, Inc.                                                                                  400                  2,004
       *   Cumulus Media, Inc. Class A                                                               1,600                 19,760
           Cutter & Buck, Inc.                                                                         600                  7,260
       *   Cybex International, Inc.                                                                   300                  1,104
           Dana Corp.                                                                                4,500                 31,365
           Darden Restaurants, Inc.                                                                  1,000                 35,780
           Deb Shops, Inc.                                                                             700                 20,356
       *   Deckers Outdoor Corp.                                                                       300                  6,909
           Decorator Industries, Inc.                                                                  100                    782
           Delphi Corp.                                                                              6,000                  2,182
           Delta Apparel, Inc.                                                                         400                  6,100
       *   Design Within Reach, Inc.                                                                   200                  1,206
       *   DeVry, Inc.                                                                               3,300                 76,626
           Dex Media, Inc.                                                                           1,100                 29,942
       *   Dick's Sporting Goods, Inc.                                                                 300                 10,533
           Dillards, Inc. Class A                                                                    2,200                 46,134
           Disney (Walt) Co.                                                                        21,800                543,474
       *   Dixie Group, Inc.                                                                           400                  5,600
           Dollar General Corp.                                                                      4,400                 83,204
       *   Dollar Tree Stores, Inc.                                                                  2,200                 50,512
       *   Dominion Homes, Inc.                                                                        400                  3,980
       *   Domino's Pizza, Inc.                                                                      1,200                 30,000
           Dover Downs Gaming & Entertainment, Inc.                                                    400                  5,024
           Dover Motorsports, Inc.                                                                     700                  4,501
           Dow Jones & Co., Inc.                                                                       800                 27,288
       *   Drew Industries, Inc.                                                                     1,000                 30,120
       *   drugstore.com, Inc.                                                                       4,080                 12,526
           DRYCLEAN USA, Inc.                                                                          100                    236
       *   Duckwall-ALCO Stores, Inc.                                                                  100                  2,200
       *   Dura Automotive Systems, Inc.                                                               700                  1,799
       *   Earle M. Jorgensen Co.                                                                      500                  4,800
           Eastman Kodak Co.                                                                         5,900                141,423
       *   eBay, Inc.                                                                                4,100                183,721
           EchoStar Communications Corp. Class A                                                       700                 18,088
       *   Educate, Inc.                                                                               300                  3,285
       *   Education Management Corp.                                                                1,300                 43,875
       *   EMAK Worldwide, Inc.                                                                        100                    678
       *   Emerson Radio Corp.                                                                       1,000                  3,060
       *   Emmis Communications Corp. Class A                                                        1,100                 22,924
       *   Entercom Communications Corp.                                                               900                 28,665
       *   Entravision Communications Corp.                                                          2,600                 19,474
       *   Escala Group, Inc.                                                                        1,100                 18,205
           Escalade, Inc.                                                                              441                  5,579

           Ethan Allen Interiors, Inc.                                                               1,500                 55,950
           Family Dollar Stores, Inc.                                                                1,800                 40,518
       *   Famous Dave's of America, Inc.                                                              500                  5,355
           Fedders Corp.                                                                             1,000                  2,190
           Federated Department Stores, Inc.                                                         3,700                238,391
           Finish Line, Inc. Class A                                                                   300                  5,178
       *   Finlay Enterprises, Inc.                                                                    200                  2,290
       *   Fisher Communications, Inc.                                                                 400                 18,204
       *   Fleetwood Enterprises, Inc.                                                               1,800                 20,538
           Flexsteel Industries, Inc.                                                                  100                  1,397
           Foot Locker, Inc.                                                                         2,600                 56,732
           Ford Motor Co.                                                                           18,100                147,153
           Fortune Brands, Inc.                                                                      2,600                202,696
       *   Fossil, Inc.                                                                              1,300                 25,922
       *   Fountain Powerboat Industries, Inc.                                                         100                    495
       *   Fox & Hound Restaurant Group                                                                200                  2,640
       *   Franklin Covey Co.                                                                        1,000                  6,780
       *   Franklin Electronic Publishers, Inc.                                                        200                    700
           Fred's, Inc.                                                                              1,800                 29,898
       *   Friendly Ice Cream Corp.                                                                    300                  2,670
           Frisch's Restaurants, Inc.                                                                  300                  7,410
           Furniture Brands International, Inc.                                                      1,300                 25,935
       *   Gaiam, Inc.                                                                                 740                  9,953
       *   GameStop Corp. Class A                                                                      800                 26,912
       *   GameStop Corp. Class B                                                                      300                  9,420
           GameTech International, Inc.                                                                700                  2,730
           Gaming Partners International Corp.                                                         300                  3,498
       *   Gander Mountain Co.                                                                         200                  1,138
           Gannett Co., Inc.                                                                         2,200                135,564
           Gap, Inc.                                                                                 4,400                 76,472
       *   Gaylord Entertainment Co.                                                                 1,800                 77,868
           General Motors Corp.                                                                      8,800                192,720
       *   Genesco, Inc.                                                                             1,100                 43,615
           Gentek, Inc.                                                                                100                  1,624
           Gentex Corp.                                                                              3,700                 69,671
           Genuine Parts Co.                                                                         3,600                159,516
       *   Getty Images, Inc.                                                                          400                 36,516
       *   G-III Apparel Group, Ltd.                                                                   300                  3,021
       *   Goodyear Tire & Rubber Co.                                                                2,500                 42,825
       *   Gottschalks, Inc.                                                                           300                  2,445
           Gray Television, Inc.                                                                       800                  7,136
           Gray Television, Inc. Class A                                                               100                    873
       *   Group 1 Automotive, Inc.                                                                  1,100                 33,957
       *   GSI Commerce, Inc.                                                                        1,300                 21,632
       *   Guess, Inc.                                                                               1,100                 37,268
       *   Guitar Center, Inc.                                                                       1,000                 52,740
       *   Gymboree Corp.                                                                            1,300                 29,328
           H&R Block, Inc.                                                                           2,400                 58,656
       *   Hampshire Group, Ltd.                                                                       400                  9,516
           Hancock Fabrics, Inc.                                                                     1,100                  4,950
           Harley-Davidson, Inc.                                                                       800                 43,088
           Harman International Industries, Inc.                                                       600                 58,500
           Harrahs Entertainment, Inc.                                                               4,000                272,360
       *   Harris Interactive, Inc.                                                                  2,743                 10,917
           Harte-Hanks, Inc.                                                                         1,400                 36,764

       *   Hartmarx Corp.                                                                            1,100                  8,074
           Hasbro, Inc.                                                                              6,400                130,688
       *   Hastings Entertainment, Inc.                                                                400                  1,968
           Haverty Furniture Co., Inc.                                                                 400                  5,144
           Haverty Furniture Co., Inc. Class A                                                         100                  1,285
       *   Hayes Lemmerz International, Inc.                                                         1,000                  3,040
           Hearst-Argyle Television, Inc.                                                            2,400                 57,696
       *   Hibbett Sporting Goods, Inc.                                                                700                 20,972
           Hilton Hotels Corp.                                                                       6,700                146,864
           Hollinger International, Inc. Class A                                                     2,900                 25,897
       *   Hollywood Media Corp.                                                                       900                  3,906
           Home Depot, Inc.                                                                         12,200                509,716
       *   Home Solutions of America, Inc.                                                             900                  5,175
           Horton (D.R.), Inc.                                                                       5,000                177,200
       *   Hovnanian Enterprises, Inc. Class A                                                       1,600                 79,744
       *   Iconix Brand Group, Inc.                                                                    500                  4,670
           IHOP Corp.                                                                                  900                 43,020
           ILX Resorts, Inc.                                                                           100                    905
       *   Image Entertainment, Inc.                                                                   800                  3,072
       *   IMPCO Technologies, Inc.                                                                  1,000                  5,200
       *   Infosonics Corp.                                                                            300                  3,462
       *   Insight Enterprises, Inc.                                                                 2,200                 45,826
           Interactive Data Corp.                                                                    3,500                 77,490
       *   Interface, Inc. Class A                                                                   2,100                 17,493
           International Game Technology                                                             2,400                 70,440
           International Speedway Corp. Class A                                                      1,000                 54,570
       *   Interpublic Group of Companies, Inc.                                                      7,400                 68,968
       *   Interstate Hotels & Resorts, Inc.                                                         1,500                  6,795
       *   INVESTools, Inc.                                                                          1,600                  7,984
       *   Isle of Capri Casinos, Inc.                                                                 600                 16,272
       *   ITT Educational Services, Inc.                                                              600                 36,822
       *   J. Alexander's Corp.                                                                        400                  3,208
       *   J. Jill Group, Inc.                                                                         900                 16,479
       *   Jack in the Box, Inc.                                                                       600                 20,160
           Jackson Hewitt Tax Service, Inc.                                                          1,700                 40,868
       *   Jaclyn, Inc.                                                                                100                    787
       *   Jakks Pacific, Inc.                                                                       1,300                 26,494
       *   Jameson Inns, Inc.                                                                        2,200                  4,598
       *   Jarden Corp.                                                                              1,000                 32,650
       *   Jennifer Convertibles, Inc.                                                                 100                    380
           Johnson Controls, Inc.                                                                    2,700                187,515
           Jones Apparel Group, Inc.                                                                 2,500                 71,900
       *   Jos. A. Bank Clothiers, Inc.                                                                500                 25,005
           Journal Communications, Inc. Class A                                                        700                  9,457
           Journal Register Co.                                                                      1,900                 29,659
       *   K2, Inc.                                                                                  1,000                 10,160
           KB Home                                                                                   2,000                139,540
           Kellwood Co.                                                                              1,000                 23,120
           Kenneth Cole Productions, Inc. Class A                                                      700                 19,656
       *   Keystone Automotive Industries, Inc.                                                        700                 19,600
           Kimball International, Inc. Class B                                                       1,100                 11,715
       *   Kirkland's, Inc.                                                                            200                  1,320
           Knape & Vogt Manufacturing Co.                                                              100                  1,445
           Knight-Ridder, Inc.                                                                       1,200                 72,480
       *   Kohl's Corp.                                                                              2,400                110,400

       *   Krispy Kreme Doughnuts, Inc.                                                              1,900                  9,405
           K-Swiss, Inc. Class A                                                                     1,000                 31,230
       *   La Quinta Corp.                                                                           7,900                 86,584
       *   LaCrosse Footwear, Inc.                                                                     300                  3,288
       *   Lakeland Industries, Inc.                                                                   200                  3,966
       *   Lamar Advertising Co.                                                                     1,700                 78,795
           Landry's Restaurants, Inc.                                                                1,100                 29,755
       *   Laureate Education, Inc.                                                                  1,800                 91,026
       *   Lazare Kaplan International, Inc.                                                           400                  3,288
           La-Z-Boy, Inc.                                                                            2,400                 32,088
       *   Leapfrog Enterprises, Inc.                                                                  700                  9,128
           Lear Corp.                                                                                1,400                 38,976
           Lee Enterprises, Inc.                                                                     1,500                 57,630
           Leggett & Platt, Inc.                                                                     2,500                 58,700
           Lennar Corp. Class A                                                                      2,800                161,504
           Lennar Corp. Class B                                                                        800                 42,872
       *   Lenox Group, Inc.                                                                           700                  8,652
           Levitt Corp. Class A                                                                        400                  8,652
       *   Liberty Global, Inc. Class A                                                              7,300                162,863
       *   Liberty Media Corp. Class A                                                              33,800                259,584
       *   Liberty Media Corp. Class B                                                               1,100                  8,668
       *   LIFE TIME FITNESS, Inc.                                                                   1,300                 49,959
           Lifetime Brands, Inc.                                                                       400                  8,704
           Limited Brands, Inc.                                                                      4,600                102,350
       *   Lin TV Corp.                                                                                600                  7,848
       *   Linens `n Things, Inc.                                                                    1,700                 43,537
           Lithia Motors, Inc. Class A                                                                 800                 22,840
           Liz Claiborne, Inc.                                                                       1,900                 66,272
       *   LKQ Corp.                                                                                   800                 26,072
       *   Lodgenet Entertainment Corp.                                                                400                  5,484
       *   Lodgian, Inc.                                                                             1,100                 11,319
           Lone Star Steakhouse & Saloon, Inc.                                                         600                 13,902
           Lowe's Companies, Inc.                                                                    4,500                303,660
       *   Luby's, Inc.                                                                              1,200                 15,336
           M/I Homes, Inc.                                                                             700                 30,625
       *   Mace Security International, Inc.                                                           949                  2,278
       *   Main Street Restaurant Group, Inc.                                                          700                  3,444
       *   MarineMax, Inc.                                                                             400                 10,504
           Marriott International, Inc. Class A                                                        800                 51,688
       *   Martha Stewart Living Omnimedia, Inc.                                                       400                  8,048
       *   Marvel Entertainment, Inc.                                                                2,100                 34,167
           Mattel, Inc.                                                                              6,100                101,565
           Matthews International Corp. Class A                                                      1,100                 43,219
       *   McCormick & Schmick's Seafood Restaurants, Inc.                                             600                 14,244
           McDonald's Corp.                                                                          9,500                321,575
           McGraw-Hill Companies, Inc.                                                               1,000                 53,050
           MDC Holdings, Inc.                                                                        2,000                136,260
       *   Meade Instruments Corp.                                                                   1,100                  2,992
           Media General, Inc. Class A                                                                 900                 45,630
       *   Mediacom Communications Corp.                                                             3,900                 20,319
           Meredith Corp.                                                                            1,400                 71,400
       *   Meritage Homes Corp.                                                                      1,200                 79,764
       *   Mestek, Inc.                                                                                400                  4,840
       *   MGM Mirage                                                                                6,800                259,148
           Michaels Stores, Inc.                                                                     2,400                 89,760

       *   Midas, Inc.                                                                                 100                  1,888
       *   Mikohn Gaming Corp.                                                                         400                  4,004
       *   Mity Enterprises, Inc.                                                                      100                  1,832
           Modine Manufacturing Co.                                                                  1,600                 53,264
       *   Mohawk Industries, Inc.                                                                   1,700                149,566
           Monaco Coach Corp.                                                                        1,100                 16,313
       *   Monarch Casino & Resort, Inc.                                                               600                 12,834
           Monro Muffler Brake, Inc.                                                                   700                 21,602
       *   Mothers Work, Inc.                                                                          100                  1,040
           Movado Group, Inc.                                                                          700                 12,915
           Movie Gallery, Inc.                                                                         600                  2,958
       *   MTR Gaming Group, Inc.                                                                      700                  5,222
       *   Multimedia Games, Inc.                                                                    1,200                 12,216
       *   Nathan's Famous, Inc.                                                                       200                  1,920
           National Presto Industries, Inc.                                                            300                 13,365
           Nautilus Group, Inc.                                                                      1,300                 23,010
       *   Navarre Corp.                                                                               600                  3,474
           Nelson (Thomas), Inc.                                                                       400                  9,900
       *   Netflix, Inc.                                                                             1,100                 30,294
       *   Nevada Gold & Casinos, Inc.                                                                 300                  3,150
       *   New Frontier Media, Inc.                                                                    800                  4,968
       *   New York & Co., Inc.                                                                        500                  8,520
           Newell Rubbermaid, Inc.                                                                   1,700                 39,219
           News Corp. Class A                                                                       28,200                417,642
           News Corp., Inc. Class B When Issued                                                     13,000                203,320
           NIKE, Inc. Class B                                                                          800                 68,240
           Nobility Homes, Inc.                                                                        100                  2,571
           Noble International, Ltd.                                                                   400                  9,008
           Nordstrom, Inc.                                                                           2,000                 73,760
       *   NTL, Inc.                                                                                 2,600                151,398
       *   Nutri/System, Inc.                                                                          500                 19,465
           Oakley, Inc.                                                                              3,100                 49,848
       *   O'Charleys, Inc.                                                                            400                  5,804
       *   Office Depot, Inc.                                                                        6,400                189,952
           OfficeMax, Inc.                                                                           2,800                 81,704
           Omnicom Group, Inc.                                                                         600                 50,736
       *   Opinion Research Corp.                                                                      100                    629
       *   O'Reilly Automotive, Inc.                                                                 3,900                118,716
           Orleans Homebuilders, Inc.                                                                  700                 13,622
           Outback Steakhouse, Inc.                                                                  1,700                 68,476
       *   Outdoor Channel Holdings, Inc.                                                            1,000                 15,990
       *   Overstock.com, Inc.                                                                         200                  7,442
           Oxford Industries, Inc.                                                                     700                 39,494
       *   P & F Industries, Inc. Class A                                                              100                  1,323
       *   P.F. Chang's China Bistro, Inc.                                                             600                 30,870
       *   Pacific Sunwear of California, Inc.                                                       2,100                 55,566
       *   Palm Harbor Homes, Inc.                                                                   1,100                 20,713
       *   Panera Bread Co.                                                                            400                 27,200
       *   Pantry, Inc.                                                                              1,000                 41,100
       *   Papa John's International, Inc.                                                             400                 21,784
       *   Party City Corp.                                                                            300                  5,133
       *   Payless ShoeSource, Inc.                                                                  3,100                 70,835
       *   PC Mall, Inc.                                                                               600                  2,958
       *   Penn National Gaming, Inc.                                                                1,100                 36,487
           Penney (J.C.) Co., Inc.                                                                   3,500                183,645

       *   Perry Ellis International, Inc.                                                             400                  8,052
       *   PetMed Express, Inc.                                                                        400                  4,712
           PETsMART, Inc.                                                                            1,200                 28,584
           Phillips-Van Heusen Corp.                                                                 1,900                 64,391
       *   Phoenix Footwear Group, Inc.                                                                200                  1,190
       *   Pinnacle Entertainment, Inc.                                                              1,900                 45,391
       *   Pixar, Inc.                                                                                 800                 44,352
       *   Playboy Enterprises, Inc. Class A                                                           200                  2,484
       *   Playboy Enterprises, Inc. Class B                                                         1,400                 20,062
       *   Point.360                                                                                   100                    189
           Polaris Industries, Inc.                                                                    300                 14,832
           Polo Ralph Lauren Corp.                                                                   1,400                 75,040
       *   Pomeroy IT Solutions, Inc.                                                                  200                  1,610
           Pre-Paid Legal Services, Inc.                                                               200                  8,510
       *   Priceline.com, Inc.                                                                       1,100                 26,422
       *   PRIMEDIA, Inc.                                                                            7,900                 15,958
       *   Princeton Review, Inc.                                                                    1,400                  7,490
       *   Proliance International, Inc.                                                               200                  1,092
       *   ProQuest Co.                                                                              1,200                 33,540
       *   Provide Commerce, Inc.                                                                      569                 16,421
           Pulte Homes, Inc.                                                                         5,200                216,476
       *   Quaker Fabric Corp.                                                                         200                    536
       *   Quantum Fuel Systems Technologies Worldwide, Inc.                                         1,400                  3,570
       *   Quiksilver, Inc.                                                                          4,800                 58,944
       *   R&B, Inc.                                                                                   317                  3,750
       *   R.H. Donnelley Corp.                                                                        600                 37,788
       *   Radio One, Inc. Class A                                                                     500                  5,570
       *   Radio One, Inc. Class D                                                                   2,300                 25,438
           RadioShack Corp.                                                                          3,900                 88,959
       *   Rare Hospitality International, Inc.                                                      1,500                 48,045
       *   RC2 Corp.                                                                                   800                 28,272
       *   RCN Corp.                                                                                 1,700                 37,077
           Reader's Digest Association, Inc.                                                         2,700                 41,931
       *   Reading International, Inc. Class A                                                       1,000                  7,950
       *   Red Lion Hotels Corp.                                                                       600                  5,310
       *   Red Robin Gourmet Burgers, Inc.                                                             600                 32,940
       *   RedEnvelope, Inc.                                                                           300                  3,564
       *   Regent Communications, Inc.                                                               1,660                  8,283
           Regis Corp.                                                                               2,000                 79,900
       *   Rent-A-Center, Inc.                                                                       1,400                 27,370
       *   Rentrak Corp.                                                                               400                  3,616
       *   Rent-Way, Inc.                                                                              900                  5,895
       *   Restoration Hardware, Inc.                                                                1,400                  8,190
       *   Retail Ventures, Inc.                                                                     1,800                 22,986
       *   Rex Stores Corp.                                                                            400                  5,956
       *   Rockford Corp.                                                                              200                    624
       *   Rocky Shoes & Boots, Inc.                                                                   300                  7,179
           Ross Stores, Inc.                                                                         1,200                 33,000
       *   Rubio's Restaurants, Inc.                                                                   400                  3,420
           Ruby Tuesday, Inc.                                                                        3,000                 72,960
           Russ Berrie & Co., Inc.                                                                   1,000                 11,660
           Russell Corp.                                                                               800                 12,664
       *   Ryan's Restaurant Group, Inc.                                                             1,200                 14,268
           Ryland Group, Inc.                                                                        1,500                107,310
       *   Saga Communications, Inc. Class A                                                           300                  3,726

           Saks, Inc.                                                                                6,400                105,792
       *   Salem Communications Corp.                                                                  912                 17,419
       *   Salton, Inc.                                                                                800                  1,904
           Sauer-Danfoss, Inc.                                                                       2,200                 39,380
       *   Scholastic Corp.                                                                          1,500                 49,905
       *   Scientific Games Corp.                                                                    1,300                 36,829
           SCP Pool Corp.                                                                              700                 27,251
           Scripps (E.W.) Co.                                                                        2,300                106,605
       *   Sears Holdings Corp.                                                                      1,900                218,538
       *   Select Comfort Corp.                                                                        800                 19,176
           Service Corp. International                                                              13,400                110,014
       *   Sharper Image Corp.                                                                         400                  4,060
           Sherwin-Williams Co.                                                                        900                 39,456
       *   Shiloh Industries, Inc.                                                                     775                 10,245
       *   Shoe Carnival, Inc.                                                                         300                  6,153
       *   Shuffle Master, Inc.                                                                        500                 14,005
           Sinclair Broadcast Group, Inc. Class A                                                    2,100                 20,202
       *   Sirius Satellite Radio, Inc.                                                              9,300                 66,495
       *   Six Flags, Inc.                                                                           4,500                 33,570
       *   Skechers U.S.A., Inc. Class A                                                             1,000                 14,960
           Skyline Corp.                                                                               400                 15,300
       *   Smith & Wesson Holding Corp.                                                              1,400                  5,866
           Snap-On, Inc.                                                                             2,600                 97,162
           Sonic Automotive, Inc.                                                                    1,300                 27,040
       *   Sonic Corp.                                                                               1,400                 41,426
       *   Sotheby's Holdings, Inc. Class A                                                          2,000                 38,060
       *   Source Interlink Companies, Inc.                                                          2,400                 26,352
       *   Spanish Broadcasting System, Inc.                                                           800                  3,856
           Spartan Motors, Inc.                                                                        500                  4,985
           Speedway Motorsports, Inc.                                                                1,900                 73,929
       *   Sport Chalet, Inc. Class A                                                                  175                  1,479
       *   Sport Chalet, Inc. Series B                                                                 225                  2,132
       *   Sportsman's Guide, Inc.                                                                     300                  7,872
           Stage Stores, Inc.                                                                        1,500                 44,865
       *   Stamps.com, Inc.                                                                            800                 18,760
           Standard Motor Products, Inc.                                                               400                  3,556
           Standard Pacific Corp.                                                                    3,100                116,839
           Stanley Furniture, Inc.                                                                     600                 14,940
           Staples, Inc.                                                                             2,500                 57,750
       *   Starbucks Corp.                                                                           2,200                 66,990
           Station Casinos, Inc.                                                                       600                 41,604
       *   Steak n Shake Co.                                                                         1,300                 22,425
           Stein Mart, Inc.                                                                          1,700                 29,410
       *   Steinway Musical Instruments, Inc.                                                          100                  2,500
           Steven Madden, Ltd.                                                                         500                 13,615
           Stewart Enterprises, Inc.                                                                 3,700                 18,870
       *   Stoneridge, Inc.                                                                            300                  1,815
       *   Strattec Security Corp.                                                                     100                  4,855
           Strayer Education, Inc.                                                                     300                 29,940
           Stride Rite Corp.                                                                         1,600                 21,984
           Sturm Ruger & Co., Inc.                                                                   1,100                  7,755
       *   Sunterra Corp.                                                                              500                  5,875
           Superior Industries International, Inc.                                                   1,300                 29,653
           Superior Uniform Group, Inc.                                                                300                  3,300
           Syms Corp.                                                                                  500                  7,065

       *   Systemax, Inc.                                                                            1,700                 10,064
           Talbots, Inc.                                                                             2,400                 65,328
           Tandy Brand Accessories, Inc.                                                               100                  1,219
       *   Tandy Leather Factory, Inc.                                                                 400                  1,940
           Target Corp.                                                                              5,100                272,901
       *   Tarrant Apparel Group                                                                       600                    720
           Technical Olympic USA, Inc.                                                               2,700                 55,971
       *   Tempur-Pedic International, Inc.                                                          1,400                 15,890
       *   Tenneco Automotive, Inc.                                                                  1,900                 33,003
       *   Texas Roadhouse, Inc.                                                                       600                  9,060
       *   The Children's Place Retail Stores, Inc.                                                  1,000                 49,600
       *   The DIRECTV Group, Inc.                                                                  10,600                139,814
       *   The Dress Barn, Inc.                                                                      1,200                 40,056
           The Marcus Corp.                                                                          1,000                 24,260
           The McClatchey Co.                                                                          400                 24,644
       *   The Men's Wearhouse, Inc.                                                                 2,100                 61,530
           The New York Times Co. Class A                                                            2,200                 60,500
           The Pep Boys - Manny, Moe & Jack                                                          2,400                 34,440
       *   The Sports Authority, Inc.                                                                1,100                 34,617
           The Stanley Works                                                                         1,800                 86,400
           The TJX Companies, Inc.                                                                   3,200                 71,712
           Thor Industries, Inc.                                                                     1,700                 65,144
           Tiffany & Co.                                                                             2,400                 97,680
       *   Timberland Co. Class A                                                                      800                 26,472
           Time Warner, Inc.                                                                        71,700              1,289,166
       *   TiVo, Inc.                                                                                1,800                  9,684
       *   Toll Brothers, Inc.                                                                       2,800                 96,320
       *   Too, Inc.                                                                                 1,200                 37,956
       *   Tractor Supply Co.                                                                        1,100                 59,246
           Traffix, Inc.                                                                               700                  3,822
           Triarc Companies, Inc. Class A                                                            1,000                 16,350
           Tribune Co.                                                                               6,800                217,396
       *   TRW Automotive Holdings Corp.                                                             4,700                118,440
           Tuesday Morning Corp.                                                                     1,200                 32,748
           Tupperware Corp.                                                                          2,200                 50,754
       *   Tweeter Home Entertainment Group, Inc.                                                    1,100                  6,182
       *   Unifi, Inc.                                                                               2,300                  6,601
           Unifirst Corp.                                                                              200                  6,180
           United Auto Group, Inc.                                                                   2,100                 74,802
       *   United Retail Group, Inc.                                                                   500                  5,155
       *   Universal Electronics, Inc.                                                                 600                 10,404
       *   Universal Technical Institute, Inc.                                                         500                 15,190
       *   Univision Communications, Inc. Class A                                                    7,800                235,794
       *   Urban Outfitters, Inc.                                                                    1,200                 37,032
           V.F. Corp.                                                                                1,900                107,635
       *   Vail Resorts, Inc.                                                                        1,700                 63,342
       *   Valassis Communications, Inc.                                                               800                 24,336
           Value Line, Inc.                                                                            100                  4,030
       *   ValueVision Media, Inc. Class A                                                           1,600                 17,760
       *   Varsity Group, Inc.                                                                         200                    846
       *   VCG Holding Corp.                                                                           100                    184
       *   Vertrue, Inc.                                                                               269                  9,719
           Viacom, Inc. Class A                                                                      1,700                 56,916
           Viacom, Inc. Class B                                                                     18,300                611,220
       *   Virco Manufacturing Corp.                                                                   600                  3,627

           Visteon Corp.                                                                             5,600                 37,856
       *   Warnaco Group, Inc.                                                                       2,100                 51,597
           Washington Post Co.                                                                         300                221,100
       *   WCI Communities, Inc.                                                                     1,600                 41,088
       *   Weight Watchers International, Inc.                                                         700                 33,460
           Wendy's International, Inc.                                                               2,400                121,872
       *   West Marine, Inc.                                                                           400                  5,312
           Westwood One, Inc.                                                                        4,300                 78,002
       *   Wet Seal, Inc. Class A                                                                    1,000                  5,020
           Weyco Group, Inc.                                                                           500                  9,655
           Whirlpool Corp.                                                                           1,500                122,775
           Wiley (John) & Sons, Inc. Class A                                                           600                 24,798
           Wiley (John) & Sons, Inc. Class B                                                           100                  4,101
       *   Williams-Sonoma, Inc.                                                                       800                 34,712
       *   Wilsons The Leather Experts, Inc.                                                         2,001                  8,904
       *   Winmark Corp.                                                                               100                  2,154
           Winnebago Industries, Inc.                                                                1,200                 40,332
       *   WMS Industries, Inc.                                                                      1,300                 32,279
           Wolverine World Wide, Inc.                                                                2,800                 60,816
           World Wrestling Federation Entertainment, Inc.                                              900                 12,159
       *   Wynn Resorts, Ltd.                                                                          500                 27,915
           Xerium Technologies, Inc.                                                                   400                  3,552
       *   XM Satellite Radio Holdings, Inc.                                                         1,600                 46,816
           Yankee Candle Co., Inc.                                                                     400                 10,140
           Yum! Brands, Inc.                                                                           800                 39,032
       *   Zale Corp.                                                                                2,300                 64,170
       *   Zapata Corp.                                                                                500                  3,050
                                                                                                              -------------------
Total Consumer Discretionary                                                                                           26,539,739
                                                                                                              -------------------
Information Technology -- (13.1%)
       *   3Com Corp.                                                                               17,500                 63,350
       *   Acacia Research-Acacia Technologies                                                       1,200                  8,400
       *   Access Integrated Technologies, Inc.                                                        100                    813
       *   Actel Corp.                                                                               1,200                 17,472
       *   Activision, Inc.                                                                          1,733                 23,066
       *   Actuate Corp.                                                                             2,600                  8,580
           Acxiom Corp.                                                                              3,100                 68,758
       *   Adaptec, Inc.                                                                             5,100                 25,347
       *   ADC Telecommunications, Inc.                                                              4,100                 83,763
       *   ADDvantage Technologies Group, Inc.                                                         400                  1,672
       *   ADE Corp.                                                                                   400                  9,440
           Adobe Systems, Inc.                                                                       1,600                 52,176
           Adtran, Inc.                                                                                700                 20,692
       *   Advanced Digital Information Corp.                                                        2,900                 30,450
       *   Advanced Micro Devices, Inc.                                                              6,700                175,406
       *   Advent Software, Inc.                                                                     1,000                 28,640
       *   Aehr Test Systems                                                                           300                  1,065
       *   Aeroflex, Inc.                                                                            3,300                 36,201
       *   Aetrium, Inc.                                                                               200                    696
       *   Affiliated Computer Services, Inc. Class A                                                2,100                117,138
       *   Agere Systems, Inc. Class A                                                                 700                  9,226
       *   Agile Software Corp.                                                                      2,800                 17,388
       *   Agilent Technologies, Inc.                                                                2,200                 78,452
           Agilysys, Inc.                                                                            1,400                 26,670
       *   Airspan Networks, Inc.                                                                    1,700                  9,996

       *   Akamai Technologies, Inc.                                                                 1,700                 33,932
       *   Alliance Data Systems Corp.                                                               2,600                100,282
       *   Alliance Semiconductor Corp.                                                              1,243                  3,630
       *   Altera Corp.                                                                              2,300                 41,998
       *   Altiris, Inc.                                                                             1,400                 23,114
           American Software, Inc. Class A                                                           1,000                  5,610
       *   American Technical Ceramics Corp.                                                           300                  2,757
       *   AMIS Holdings, Inc.                                                                       3,800                 37,886
       *   Amkor Technology, Inc.                                                                    5,100                 31,620
           Amphenol Corp.                                                                            1,000                 41,770
       *   Amtech Systems, Inc.                                                                        100                    726
       *   Anadigics, Inc.                                                                           1,400                  7,343
       *   Analex Corp.                                                                                700                  2,142
           Analog Devices, Inc.                                                                      2,000                 75,840
       *   Anaren, Inc.                                                                                800                 11,480
       *   Andrew Corp.                                                                              6,400                 69,952
           Anixter International, Inc.                                                               1,900                 69,616
       *   Ansoft Corp.                                                                                100                  3,469
       *   Answerthink, Inc.                                                                         1,800                  7,488
       *   Ansys, Inc.                                                                                 700                 29,414
       *   Anteon International Corp.                                                                  800                 34,296
       *   Apple Computer, Inc.                                                                      2,800                189,896
       *   Applied Films Corp.                                                                         700                 14,021
       *   Applied Innovation, Inc.                                                                    900                  3,249
           Applied Materials, Inc.                                                                  10,000                181,100
       *   Applied Micro Circuits Corp.                                                             12,200                 32,208
       *   aQuantive, Inc.                                                                           1,100                 29,579
       *   Ariba, Inc.                                                                               3,300                 28,479
       *   Arris Group, Inc.                                                                         4,601                 44,722
       *   Arrow Electronics, Inc.                                                                   4,200                130,200
       *   Aspen Technology, Inc.                                                                    1,600                 11,840
           Astro-Med, Inc.                                                                             200                  1,976
       *   Asyst Technologies, Inc.                                                                  2,300                 14,306
       *   Atheros Communications                                                                    2,180                 21,124
       *   Atmel Corp.                                                                              23,000                 77,050
       *   ATMI, Inc.                                                                                1,700                 48,637
           Autodesk, Inc.                                                                            1,500                 62,580
           Automatic Data Processing, Inc.                                                           2,300                108,100
       *   Avaya, Inc.                                                                               3,400                 40,528
       *   Avici Systems, Inc.                                                                         700                  2,968
       *   Avid Technology, Inc.                                                                       500                 25,240
       *   Avnet, Inc.                                                                               6,600                148,500
       *   Avocent Corp.                                                                             2,200                 64,548
           AVX Corp.                                                                                 7,740                106,038
       *   Aware, Inc.                                                                               1,200                  7,152
       *   Axesstel, Inc.                                                                              300                    594
       *   Bankrate, Inc.                                                                              300                  9,675
       *   BEA Systems, Inc.                                                                        11,000                 96,470
       *   BearingPoint, Inc.                                                                        9,000                 65,520
           Bel Fuse, Inc. Class A                                                                      100                  2,748
           Bel Fuse, Inc. Class B                                                                      400                 13,412
           Belden CDT, Inc.                                                                          2,100                 49,056
       *   Bell Microproducts, Inc.                                                                  1,200                 10,320
       *   Benchmark Electronics, Inc.                                                               1,900                 58,235
       *   BindView Development Corp.                                                                1,000                  3,960

       *   BISYS Group, Inc.                                                                         3,400                 45,560
           Black Box Corp.                                                                             700                 32,697
       *   Blackboard, Inc.                                                                            600                 18,564
       *   Blue Coat Systems, Inc.                                                                     300                 13,587
       *   BMC Software, Inc.                                                                        1,500                 30,735
       *   Bookham, Inc.                                                                             2,100                  9,870
       *   Borland Software Corp.                                                                    1,030                  6,252
       *   Bottomline Technologies, Inc.                                                               800                  8,880
       *   Brightpoint, Inc.                                                                           950                 26,733
       *   Broadcom Corp.                                                                              800                 37,232
       *   Brooks Automation, Inc.                                                                   1,900                 24,434
       *   BSQUARE Corp.                                                                               900                  2,250
       *   Cabot Microelectronics Corp.                                                              1,000                 30,930
       *   CACI International, Inc. Class A                                                          1,100                 60,896
       *   Cadence Design Systems, Inc                                                               5,970                102,326
       *   CalAmp Corp.                                                                                900                 10,440
       *   California Micro Devices Corp.                                                            1,000                  9,170
           CAM Commerce Solutions, Inc.                                                                100                  1,720
       *   Captaris, Inc.                                                                            1,600                  6,544
       *   Captiva Software Corp.                                                                      100                  2,211
       *   Carreker Corp.                                                                              900                  4,518
       *   Cascade Microtech, Inc.                                                                     200                  2,782
       *   Cass Information Systems, Inc.                                                              300                  9,585
       *   Catalyst Semiconductor, Inc.                                                                800                  3,800
       *   Catapult Communications Corp.                                                               618                 10,450
       *   CCC Information Services Group, Inc.                                                        200                  5,222
       *   C-COR, Inc.                                                                               1,900                 10,773
           CDW Corp.                                                                                   500                 29,325
       *   Centillium Communications, Inc.                                                           1,800                  8,280
       *   Ceridian Corp.                                                                            5,200                124,800
           Certegy, Inc.                                                                               700                 28,147
       *   CheckFree Corp.                                                                           2,300                107,755
       *   Checkpoint Systems, Inc.                                                                  1,700                 40,715
       *   Chordiant Software, Inc.                                                                  3,300                  9,009
       *   Ciber, Inc.                                                                               2,400                 14,760
       *   Ciena Corp.                                                                              26,100                 78,039
       *   Ciprico, Inc.                                                                               100                    453
       *   Cirrus Logic, Inc.                                                                        3,800                 28,728
       *   Cisco Sytems, Inc.                                                                       27,900                489,366
       *   Citrix Systems, Inc.                                                                      1,000                 27,140
       *   CNET Networks, Inc.                                                                       1,700                 25,483
           Cognex Corp.                                                                              2,300                 71,162
       *   Cognizant Technology Solutions Corp.                                                        900                 43,731
       *   Coherent, Inc.                                                                              600                 18,954
           Cohu, Inc.                                                                                1,000                 26,670
       *   Comarco, Inc.                                                                               300                  2,574
       *   CommScope, Inc.                                                                           2,600                 53,326
           Communications Systems, Inc.                                                                400                  4,320
           Computer Associates International, Inc.                                                   3,400                 96,934
       *   Computer Horizons Corp.                                                                   1,600                  6,544
       *   Computer Sciences Corp.                                                                   5,600                281,288
       *   Computer Task Group, Inc.                                                                   700                  2,821
       *   Compuware Corp.                                                                          17,200                158,756
       *   Comtech Telecommunications Corp.                                                            700                 30,520
       *   Comverse Technology, Inc.                                                                 4,300                112,703

       *   Concur Technologies, Inc.                                                                   500                  6,315
       *   Conexant Systems, Inc.                                                                   21,100                 52,117
       *   Convera Corp.                                                                               800                 12,480
       *   Convergys Corp.                                                                           6,600                109,560
       *   Corillian Corp.                                                                           2,100                  5,859
       *   Corning, Inc.                                                                             4,600                 93,150
       *   Covansys Corp.                                                                            1,700                 24,990
       *   Credence Systems Corp.                                                                    4,500                 36,495
       *   Cree, Inc.                                                                                2,700                 72,441
       *   CSG Systems International, Inc.                                                           1,800                 43,200
           CTS Corp.                                                                                 1,700                 20,451
       *   CVD Equipment Corp.                                                                         100                    315
       *   Cyberoptics Corp.                                                                           525                  6,620
       *   Cybersource Corp.                                                                         1,200                  9,012
       *   Cymer, Inc.                                                                               1,600                 61,152
       *   Cypress Semiconductor Corp.                                                               4,700                 70,500
           Daktronics, Inc.                                                                            900                 24,390
       *   Datalink Corp.                                                                              200                    698
           Dataram Corp.                                                                               200                  1,130
       *   Dell, Inc.                                                                                4,200                126,672
       *   Delphax Technologies, Inc.                                                                  100                    220
           Diebold, Inc.                                                                             2,000                 77,720
       *   Digi International, Inc.                                                                  1,000                 12,880
       *   Digimarc Corp.                                                                            1,100                  6,710
       *   Digital Insight Corp.                                                                     1,200                 39,744
       *   Digital River, Inc.                                                                       1,300                 33,696
       *   Digital Theater Systems, Inc.                                                               885                 12,815
       *   Digitas, Inc.                                                                             4,000                 50,000
       *   Diodes, Inc.                                                                                700                 28,259
       *   DocuCorp International, Inc.                                                                500                  3,160
       *   Dot Hill Systems Corp.                                                                    2,100                 13,902
       *   DSP Group, Inc.                                                                           1,400                 36,400
       *   DST Systems, Inc.                                                                           600                 35,682
       *   Dynamics Research Corp.                                                                     400                  6,364
       *   EarthLink, Inc.                                                                           5,900                 67,496
       *   Echelon Corp.                                                                             1,900                 15,675
       *   eCollege.com, Inc.                                                                        1,000                 16,590
       *   EDGAR Online, Inc.                                                                          500                    955
       *   Edgewater Technology, Inc.                                                                  600                  3,600
       *   EFJ, Inc.                                                                                 1,000                  9,760
       *   eFunds Corp.                                                                              1,200                 24,708
       *   Electro Scientific Industries, Inc.                                                       1,100                 27,676
       *   Electroglas, Inc.                                                                           400                  1,212
       *   Electronic Arts, Inc.                                                                     1,000                 56,360
           Electronic Data Systems Corp.                                                            11,400                262,770
       *   Electronics for Imaging, Inc.                                                             2,500                 69,825
       *   eLoyalty Corp.                                                                              100                    899
       *   Embarcadero Technologies, Inc.                                                            1,100                  8,294
       *   EMC Corp.                                                                                16,300                227,059
       *   EMCORE Corp.                                                                              2,300                 14,122
       *   EMS Technologies, Inc.                                                                      500                  8,480
       *   Emulex Corp.                                                                              2,800                 55,804
       *   Endwave Corp.                                                                               300                  2,922
       *   Entegris, Inc.                                                                            5,800                 58,580
       *   Entrust, Inc.                                                                             2,900                 14,500

       *   Epicor Software Corp.                                                                     1,800                 24,858
       *   EPIQ Systems, Inc.                                                                          800                 15,208
       *   ePlus, Inc.                                                                                 400                  5,792
       *   Equinix, Inc.                                                                             1,100                 43,912
       *   Euronet Worldwide, Inc.                                                                   1,000                 27,020
       *   Evans & Sutherland Computer Corp.                                                           100                    524
       *   Exar Corp.                                                                                  800                  9,888
       *   Excel Technology, Inc.                                                                      573                 13,775
       *   Extreme Networks, Inc.                                                                    5,500                 27,060
       *   F5 Networks, Inc.                                                                           500                 26,415
           Factset Research Systems, Inc.                                                              700                 27,104
           Fair Isaac Corp.                                                                          1,800                 82,476
       *   Fairchild Semiconductor Corp. Class A                                                     5,300                 91,902
       *   FalconStor Software, Inc.                                                                   900                  6,831
       *   Fargo Electronics                                                                           600                 11,466
       *   Faro Technologies, Inc.                                                                     400                  7,608
       *   FEI Co.                                                                                   1,500                 29,940
       *   Filenet Corp.                                                                             1,800                 48,492
           First Data Corp.                                                                          3,500                151,445
       *   Fiserv, Inc.                                                                              3,800                172,938
       *   Flir Systems, Inc.                                                                        1,900                 46,968
       *   FormFactor, Inc.                                                                          1,500                 42,090
       *   Forrester Research, Inc.                                                                  1,000                 18,640
       *   Foundry Networks, Inc.                                                                    5,200                 72,228
       *   Freescale Semiconductor, Inc.                                                               600                 15,450
       *   Freescale Semiconductor, Inc. Class B                                                     1,100                 28,380
           Frequency Electronics, Inc.                                                                 300                  3,060
       *   FSI International, Inc.                                                                   1,400                  5,726
       *   Gartner Group, Inc.                                                                       2,300                 31,004
       *   Gateway, Inc.                                                                             1,500                  4,560
       *   Genesis Microchip, Inc.                                                                   1,500                 33,600
       *   Gerber Scientific, Inc.                                                                   1,000                  9,540
           Gevity HR, Inc.                                                                           1,000                 28,330
       *   Glenayre Technologies, Inc.                                                               3,200                 10,048
       *   Global Imaging Systems, Inc.                                                              1,100                 40,062
           Global Payments, Inc.                                                                     1,200                 52,536
       *   Globecomm Systems, Inc.                                                                     500                  3,250
       *   Google, Inc.                                                                                300                121,497
       *   GSE Systems, Inc.                                                                            84                    101
       *   Harmonic, Inc.                                                                            1,600                  8,784
           Harris Corp.                                                                              1,000                 44,580
       *   HEI, Inc.                                                                                   200                    820
           Henry Jack & Associates, Inc.                                                             3,300                 63,162
       *   Hewitt Associates, Inc. Class A                                                             300                  7,701
           Hewlett-Packard Co.                                                                      44,000              1,305,480
       *   HI/FN, Inc.                                                                                 200                  1,132
       *   HomeStore, Inc.                                                                           3,000                 13,230
       *   HouseValues, Inc.                                                                           314                  4,013
       *   Hutchinson Technology, Inc.                                                                 500                 14,295
       *   Hypercom Corp.                                                                            2,500                 15,500
       *   Hyperion Solutions Corp.                                                                  1,100                 58,245
       *   I.D. Systems, Inc.                                                                          100                  1,990
       *   Identix, Inc.                                                                             3,400                 16,694
       *   iGATE Capital Corp.                                                                       2,327                  9,424
       *   ImageWare Systems, Inc.                                                                     100                    195

           Imation Corp.                                                                             1,600                 70,336
       *   Immersion Corp.                                                                           1,000                  6,600
       *   Indus International, Inc.                                                                 2,446                  7,338
       *   Informatica Corp.                                                                         3,400                 38,216
           Inforte Corp.                                                                               700                  2,723
       *   Ingram Micro, Inc.                                                                        7,700                144,606
       *   Innodata Isogen, Inc.                                                                       400                  1,216
       *   Innovex, Inc.                                                                               400                  1,652
       *   InsWeb Corp.                                                                                100                    334
           Integral Systems, Inc.                                                                      500                 10,825
       *   Integrated Device Technology, Inc.                                                        3,800                 45,524
       *   Integrated Silicon Solution, Inc.                                                         1,717                 12,036
           Intel Corp.                                                                              27,100                723,028
       *   Intelli-Check, Inc.                                                                         100                    400
       *   Intelligent Systems Corp.                                                                   100                    235
       *   Intellisync Corp.                                                                         2,400                 12,192
       *   Interactive Intelligence, Inc.                                                              400                  1,964
       *   Interdigital Communications Corp.                                                         1,100                 21,428
       *   Intergraph Corp.                                                                          1,000                 48,020
       *   Interland, Inc.                                                                           1,000                  4,020
       *   Interlink Electronics, Inc.                                                                 300                    720
           International Business Machines Corp.                                                     7,100                631,190
       *   International Rectifier Corp.                                                             2,800                 99,288
       *   Internet Capital Group, Inc.                                                              1,800                 14,940
       *   Internet Security Systems, Inc.                                                           2,100                 48,006
           Intersil Corp.                                                                            5,500                141,075
           Inter-Tel, Inc.                                                                           1,200                 24,516
       *   Intervideo, Inc.                                                                            722                  7,393
       *   Intervoice, Inc.                                                                          1,000                  8,650
       *   Interwoven, Inc.                                                                          1,800                 17,082
       *   Intest Corp.                                                                                400                  1,392
       *   Intevac, Inc.                                                                               900                 11,061
       *   Intrado, Inc.                                                                               800                 18,064
       *   IntriCon Corp.                                                                              100                    420
       *   Intuit, Inc.                                                                              1,100                 58,927
       *   Iomega Corp.                                                                              1,300                  3,367
       *   iPass, Inc.                                                                                 396                  2,685
       *   Iron Mountain, Inc.                                                                       2,000                 82,500
       *   I-Sector Corp.                                                                              100                    467
       *   Iteris, Inc.                                                                              1,100                  2,640
       *   Itron, Inc.                                                                                 800                 37,400
       *   iVillage, Inc.                                                                            3,100                 25,420
       *   Ixia                                                                                      1,600                 22,048
       *   IXYS Corp.                                                                                1,500                 18,030
       *   j2 Global Communications, Inc.                                                              400                 19,092
       *   Jabil Circuit, Inc.                                                                       4,100                135,792
       *   Jaco Electronics, Inc.                                                                      100                    331
       *   JAMDAT Mobile, Inc.                                                                         400                  9,148
       *   JDA Software Group, Inc.                                                                  1,200                 18,000
       *   JDS Uniphase Corp.                                                                       35,000                 89,950
       *   Juniper Networks, Inc.                                                                    7,500                168,675
       *   Jupitermedia Corp.                                                                        1,600                 26,192
       *   Keane, Inc.                                                                               1,400                 14,644
           Keithley Instruments, Inc.                                                                  600                  9,654
       *   Kemet Corp.                                                                               4,000                 32,000

       *   Key Tronic Corp.                                                                            200                    662
       *   Keynote Systems, Inc.                                                                       746                  9,885
           KLA-Tencor Corp.                                                                          3,700                189,403
       *   Komag, Inc.                                                                               1,400                 48,916
       *   Kopin Corp.                                                                               3,100                 21,204
       *   Kronos, Inc.                                                                              1,200                 56,796
       *   Kulicke & Soffa Industries, Inc.                                                          1,700                 14,365
       *   Lam Research Corp.                                                                          800                 30,032
           Landauer, Inc.                                                                              100                  4,890
       *   LaserCard Corp.                                                                             500                  5,300
       *   Lattice Semiconductor Corp.                                                               5,700                 27,873
       *   Lawson Software, Inc.                                                                     4,600                 34,914
       *   LeCroy Corp.                                                                                600                  9,792
       *   Lexar Media, Inc.                                                                         1,700                 14,501
       *   Lexmark International, Inc.                                                               1,800                 85,716
       *   Lightbridge, Inc.                                                                         1,100                 10,857
           Linear Technology Corp.                                                                   1,700                 63,427
       *   Lionbridge Technologies, Inc.                                                             2,300                 14,950
       *   Littlefuse, Inc.                                                                            800                 20,752
       *   LogicVision, Inc.                                                                           400                    469
       *   Logility, Inc.                                                                              500                  2,900
       *   LoJack Corp.                                                                                500                 14,090
           Lowrance Electronics, Inc.                                                                  100                  2,282
       *   LSI Logic Corp.                                                                          18,400                151,064
       *   LTX Corp.                                                                                 2,400                 10,656
       *   Lucent Technologies, Inc.                                                                13,700                 38,223
       *   Lumera Corp.                                                                                700                  2,674
       *   Macrovision Corp.                                                                         1,300                 20,202
       *   Magma Design Automation, Inc.                                                             1,500                 12,675
       *   Management Network Group, Inc.                                                            1,600                  3,776
       *   Manhattan Associates, Inc.                                                                1,200                 25,692
       *   ManTech International Corp. Class A                                                         400                 10,016
       *   Manugistic Group, Inc.                                                                    2,700                  5,184
       *   Mapinfo Corp.                                                                               900                 12,933
       *   Marchex, Inc. Class B                                                                     1,100                 25,740
       *   Mastec, Inc.                                                                              2,200                 21,714
       *   Mattson Technology, Inc.                                                                  2,400                 23,808
           Maxim Integrated Products, Inc.                                                           1,100                 40,205
           Maximus, Inc.                                                                             1,000                 36,400
       *   Maxtor Corp.                                                                              5,200                 21,112
       *   Maxwell Technologies, Inc.                                                                  700                  9,898
       *   McAfee, Inc.                                                                              1,100                 30,591
       *   McDATA Corp. Class A                                                                      5,800                 21,112
       *   McDATA Corp. Class B                                                                        200                    696
       *   Mechanical Technology, Inc.                                                                 700                  2,002
       *   MEMC Electronic Materials, Inc.                                                           1,400                 31,332
       *   Mentor Graphics Corp.                                                                     1,100                  9,856
       *   Mercury Computer Systems, Inc.                                                              900                 17,982
       *   MetaSolv, Inc.                                                                            2,100                  5,985
           Methode Electronics, Inc.                                                                 1,500                 15,675
       *   Metrologic Instruments, Inc.                                                                938                 18,338
       *   Micrel, Inc.                                                                              2,100                 25,368
       *   Micro Linear Corp.                                                                          200                    354
           Microchip Technology, Inc.                                                                1,500                 50,040
       *   Micromuse, Inc.                                                                           3,500                 25,935

       *   Micron Technology, Inc.                                                                  18,600                265,236
       *   Micros Systems, Inc.                                                                      1,100                 53,141
       *   Microsemi Corp.                                                                           1,100                 30,525
           Microsoft Corp.                                                                          35,400                980,934
       *   MicroStrategy, Inc.                                                                         300                 22,161
       *   Microtune, Inc.                                                                           2,400                 11,736
       *   Midway Games, Inc.                                                                        1,400                 30,688
       *   Mindspeed Technologies, Inc.                                                              1,500                  2,760
       *   MKS Instruments, Inc.                                                                     2,500                 47,175
       *   Mobility Electronics, Inc.                                                                1,400                 15,736
       *   Mobius Management Systems, Inc.                                                             500                  3,095
           Mocon, Inc.                                                                                 300                  2,760
       *   Moldflow Corp.                                                                              500                  7,150
           Molex, Inc.                                                                               2,200                 58,938
           Molex, Inc. Class A                                                                       2,000                 51,860
           MoneyGram International, Inc.                                                             2,300                 59,524
       *   Monolithic System Technology, Inc.                                                        1,300                  7,943
           Motorola, Inc.                                                                           11,000                264,990
       *   MPS Group, Inc.                                                                           4,600                 57,822
       *   MRO Software, Inc.                                                                        1,100                 16,764
           MTS Systems Corp.                                                                           700                 24,689
       *   Multi-Fineline Electronix, Inc.                                                             322                 11,914
       *   Nanometrics, Inc.                                                                           500                  5,550
       *   Napco Security Systems, Inc.                                                                400                  6,420
           National Instruments Corp.                                                                1,100                 28,391
           National Semiconductor Corp.                                                              2,500                 64,700
       *   NAVTEG Corp.                                                                                600                 25,200
       *   NCR Corp.                                                                                 3,400                115,430
       *   Neoforma, Inc.                                                                              500                  4,925
       *   NeoMagic Corp.                                                                              200                    774
       *   NEON Systems, Inc.                                                                          700                  2,960
       *   Neoware Systems, Inc.                                                                       700                 15,309
       *   NETGEAR, Inc.                                                                             1,300                 25,090
       *   NetIQ Corp.                                                                               1,800                 21,510
       *   Netlogic Microsystems, Inc.                                                                 300                  7,818
       *   NetManage, Inc.                                                                             200                  1,064
       *   NetRatings, Inc.                                                                          1,708                 23,058
       *   NetScout Systems, Inc.                                                                    1,400                  7,812
       *   Network Appliance, Inc.                                                                   2,300                 66,976
       *   Network Equipment Technologies, Inc.                                                      1,000                  4,690
       *   Newport Corp.                                                                             1,700                 23,460
       *   NIC, Inc.                                                                                 2,300                 14,030
       *   NMS Communications Corp.                                                                  2,100                  8,232
       *   Novatel Wireless, Inc.                                                                    1,300                 17,706
       *   Novell, Inc.                                                                             18,000                140,040
       *   Novellus Systems, Inc.                                                                    5,400                133,218
       *   Nu Horizons Electronics Corp.                                                               800                  7,992
       *   Nuance Communications, Inc.                                                               6,600                 41,052
       *   NumereX Corp. Class A                                                                       300                  1,509
       *   Nvidia Corp.                                                                              1,200                 43,404
       *   O.I. Corp.                                                                                  100                  1,136
       *   OmniVision Technologies, Inc.                                                             1,200                 21,240
       *   ON Semiconductor Corp.                                                                    8,100                 46,980
       *   Online Resources Corp.                                                                    1,187                 13,912
       *   Onvia, Inc.                                                                                 414                  1,925

       *   ONYX Software Corp.                                                                         900                  2,970
       *   Open Solutions, Inc.                                                                        800                 17,728
       *   Openwave Systems, Inc.                                                                    1,500                 24,915
       *   OPNET Technologies, Inc.                                                                  1,000                  9,610
       *   Opsware, Inc.                                                                             4,400                 25,960
       *   Optical Cable Corp.                                                                         100                    601
       *   Optical Communication Products, Inc.                                                      2,082                  4,893
       *   Oracle Corp.                                                                             17,200                216,204
       *   OSI Systems, Inc.                                                                           800                 15,064
       *   OYO Geospace Corp.                                                                          200                  5,450
       *   Packeteer, Inc.                                                                             900                  8,280
       *   Palm, Inc.                                                                                2,300                 65,274
       *   Parametric Technology Corp.                                                               5,400                 31,590
           Park Electrochemical Corp.                                                                  900                 22,716
       *   Parkervision, Inc.                                                                          400                  3,304
       *   Paxar Corp.                                                                               1,900                 36,347
           Paychex, Inc.                                                                             1,200                 50,892
       *   PC Connection, Inc.                                                                       1,100                  6,996
       *   PC-Tel, Inc.                                                                              1,000                  9,060
       *   PDF Solutions, Inc.                                                                       1,100                 17,204
       *   Pegasus Solutions, Inc.                                                                     600                  4,266
       *   Pegasystems, Inc.                                                                         1,495                 10,928
       *   Perceptron, Inc.                                                                            400                  2,956
       *   Perficient, Inc.                                                                          1,000                  8,720
       *   Performance Technologies, Inc.                                                              680                  6,127
       *   Pericom Semiconductor Corp.                                                               1,100                  8,635
       *   Perot Systems Corp.                                                                       5,200                 72,280
       *   Pervasive Software, Inc.                                                                    900                  3,816
       *   Phoenix Technologies, Ltd.                                                                  400                  2,532
       *   Photronics, Inc.                                                                          1,800                 28,584
       *   Pinnacle Data Systems, Inc.                                                                 100                    298
       *   Planar Systems, Inc.                                                                        600                  5,820
       *   PlanetOut, Inc.                                                                             100                    867
           Plantronics, Inc.                                                                         1,100                 30,382
       *   PLATO Learning, Inc.                                                                      1,100                  7,942
       *   Plexus Corp.                                                                              1,900                 40,850
       *   PLX Technology, Inc.                                                                        700                  6,909
       *   PMC-Sierra, Inc.                                                                          5,700                 44,859
       *   Polycom, Inc.                                                                             4,700                 77,127
       *   PortalPlayer, Inc.                                                                          400                  9,612
       *   Power Integrations, Inc.                                                                  1,200                 26,172
       *   Powerwave Technologies, Inc.                                                              4,944                 62,097
       *   Presstek, Inc.                                                                            1,700                 15,691
           Printronix, Inc.                                                                            300                  4,803
       *   Progress Software Corp.                                                                   1,400                 43,316
           QAD, Inc.                                                                                 1,400                 10,920
       *   QLogic Corp.                                                                              1,600                 52,896
           Qualcomm, Inc.                                                                            5,500                250,085
           Quality Systems, Inc.                                                                       300                 24,336
       *   Qualstar Corp.                                                                              432                  1,542
       *   Quantum Corp.                                                                             8,900                 26,611
       *   Quest Software, Inc.                                                                      4,300                 67,725
       *   QuickLogic Corp.                                                                          1,100                  3,916
       *   Quovadx, Inc.                                                                             2,000                  5,540
       *   Radiant Systems, Inc.                                                                     1,100                 14,333

       *   RadiSys Corp.                                                                               900                 16,470
       *   Radyne Corp.                                                                                700                 10,619
       *   RAE Systems, Inc.                                                                         2,800                 10,192
       *   Raindance Communications, Inc.                                                            2,100                  4,200
       *   Rambus, Inc.                                                                                800                 13,432
       *   Ramtron International Corp.                                                                 500                  1,165
       *   RealNetworks, Inc.                                                                        6,200                 53,630
       *   Red Hat, Inc.                                                                             1,600                 37,712
       *   Redback Networks, Inc.                                                                    1,900                 25,631
       *   REMEC, Inc.                                                                               1,000                  1,170
           Renaissance Learning, Inc.                                                                1,165                 23,114
           Reynolds & Reynolds Co.                                                                     900                 24,516
       *   RF Micro Devices, Inc.                                                                    9,000                 51,120
       *   RF Monolithics, Inc.                                                                        200                  1,118
       *   RightNow Technologies, Inc.                                                                 300                  5,433
       *   Rimage Corp.                                                                                400                 11,460
       *   Rofin-Sinar Technologies, Inc.                                                              700                 30,219
       *   Rogers Corp.                                                                                700                 26,810
       *   RSA Security, Inc.                                                                        3,400                 44,200
       *   Rudolph Technologies, Inc.                                                                  400                  5,140
       *   S1 Corp.                                                                                  1,000                  4,390
       *   Saba Software, Inc.                                                                         200                    720
           Sabre Holdings Corp.                                                                      5,800                132,646
       *   SafeNet, Inc.                                                                             1,133                 40,278
       *   Sandisk Corp.                                                                             1,300                 66,378
       *   Sanmina-SCI Corp.                                                                        14,700                 60,858
       *   Sapient Corp.                                                                             2,900                 18,038
       *   SatCon Technology Corp.                                                                     600                    882
       *   SBS Technologies, Inc.                                                                      570                  5,871
       *   ScanSource, Inc.                                                                            600                 35,574
           Scientific-Atlanta, Inc.                                                                  2,800                118,496
       *   Secure Computing Corp.                                                                    1,100                 15,114
       *   Semitool, Inc.                                                                            1,300                 12,376
       *   Semtech Corp.                                                                             2,900                 57,739
       *   Serena Software, Inc.                                                                       800                 18,752
       *   SI International, Inc.                                                                      550                 14,933
       *   Sigma Designs, Inc.                                                                         400                  5,612
       *   Silicon Image, Inc.                                                                       1,600                 15,536
       *   Silicon Laboratories, Inc.                                                                1,700                 66,045
       *   Silicon Storage Technology, Inc.                                                          4,700                 25,897
       *   SimpleTech, Inc.                                                                          1,900                  7,163
       *   Sirenza Microdevices, Inc.                                                                1,800                  7,092
       *   Skyworks Solutions, Inc.                                                                  7,700                 41,503
       *   SM&A                                                                                      1,000                  8,300
       *   Solectron Corp.                                                                          34,400                123,496
       *   Sonic Solutions, Inc.                                                                     1,100                 16,940
       *   SonicWALL, Inc.                                                                           3,000                 22,290
       *   Sonus Networks, Inc.                                                                      9,700                 39,867
           SpectraLink Corp.                                                                           756                  9,760
       *   Spectrum Control, Inc.                                                                      500                  3,190
       *   SPSS, Inc.                                                                                  799                 23,075
       *   SRA International, Inc.                                                                     900                 27,567
       *   SRS Labs, Inc.                                                                              700                  4,039
       *   SSA Global Technologies, Inc.                                                               124                  2,254
       *   Staktek Holdings, Inc.                                                                    1,900                 10,925

       *   Standard Microsystems Corp.                                                               1,000                 29,900
           StarTek, Inc.                                                                               400                  6,644
       *   Stellent, Inc.                                                                            1,336                 13,934
       *   Stratasys, Inc.                                                                             400                  9,484
       *   Stratex Networks, Inc.                                                                    3,300                 10,890
       *   Stratos International, Inc.                                                                 700                  4,186
       *   Sun Microsystems, Inc.                                                                   45,500                171,535
       *   Sunair Electronics, Inc.                                                                    100                    604
           Sunrise Telecom, Inc.                                                                       700                  1,232
       *   Superior Essex, Inc.                                                                        700                 13,195
       *   Supertex, Inc.                                                                              500                 21,120
       *   SupportSoft, Inc.                                                                         1,500                  6,000
       *   Sybase, Inc.                                                                              3,100                 69,595
       *   Sykes Enterprises, Inc.                                                                   1,400                 19,320
       *   Symantec Corp.                                                                            3,400                 60,078
       *   Symmetricom, Inc.                                                                           900                  7,884
       *   Synaptics, Inc.                                                                           1,100                 29,601
       *   SYNNEX Corp.                                                                              1,300                 20,345
       *   Synopsys, Inc.                                                                            6,800                132,736
       *   Synplicity, Inc.                                                                          1,103                  8,438
           Syntel, Inc.                                                                                700                 14,392
       *   Take-Two Interactive Software, Inc.                                                       2,100                 38,325
           TALX Corp.                                                                                  500                 20,625
       *   Tech Data Corp.                                                                           2,300                 90,413
           Technitrol, Inc.                                                                          2,000                 35,400
       *   Technology Solutions Co.                                                                    123                  1,013
       *   TechTeam Global, Inc.                                                                       400                  3,672
       *   Tekelec                                                                                   3,200                 41,600
           Tektronix, Inc.                                                                           3,600                 92,124
       *   TeleCommunication Systems, Inc.                                                           1,400                  3,150
       *   Telkonet, Inc.                                                                              700                  3,255
       *   Tellabs, Inc.                                                                            13,600                139,536
       *   Teradyne, Inc.                                                                            7,000                102,410
       *   Terayon Communication Systems, Inc.                                                       2,800                  5,796
       *   Tessco Technologies, Inc.                                                                   100                  1,642
       *   Tessera Technologies, Inc.                                                                  900                 24,750
           Texas Instruments, Inc.                                                                   7,200                233,856
       *   TheStreet.com, Inc.                                                                       1,000                  4,960
       *   THQ, Inc.                                                                                 2,800                 63,616
       *   TIBCO Software, Inc.                                                                      9,400                 78,678
       *   Tier Technologies, Inc. Class B                                                             900                  7,488
       *   TNS, Inc.                                                                                   700                 12,635
       *   Tollgrade Communications, Inc.                                                              600                  6,540
           Total System Services, Inc.                                                               1,100                 23,716
       *   Track Data Corp.                                                                            600                  1,763
       *   Transact Technologies, Inc.                                                                 300                  2,412
       *   Transaction Systems Architects, Inc.                                                      1,300                 37,830
       *   Trident Microsystems, Inc.                                                                1,100                 20,724
       *   Trimble Navigation, Ltd.                                                                  2,100                 68,418
       *   Trio-Tech International                                                                     100                    565
       *   Triquint Semiconductor, Inc.                                                              6,900                 31,050
       *   Tumbleweed Communications Corp.                                                           2,200                  6,402
       *   Tut Systems, Inc.                                                                         1,500                  4,590
       *   Tyler Technologies, Inc.                                                                  1,900                 16,625
       *   Ulticom, Inc.                                                                             1,977                 22,775

       *   Ultimate Software Group, Inc.                                                               400                  6,884
       *   Ultra Clean Holdings, Inc.                                                                  100                    680
       *   Ultratech, Inc.                                                                           1,000                 16,430
       *   Unisys Corp.                                                                             13,300                 81,795
           United Online, Inc.                                                                       2,800                 39,508
       *   Universal Display Corp.                                                                     400                  4,660
       *   Unova, Inc.                                                                                 800                 22,504
       *   ValueClick, Inc.                                                                          2,800                 52,864
       *   Varian Semiconductor Equipment Associates, Inc.                                           1,700                 74,834
       *   Veeco Instruments, Inc.                                                                   1,300                 23,023
       *   VeriFone Holdings, Inc.                                                                     400                  9,160
       *   Verint Systems, Inc.                                                                      1,200                 45,156
       *   VeriSign, Inc.                                                                            5,000                111,150
       *   Verity, Inc.                                                                              1,300                 17,134
       *   Viasat, Inc.                                                                              1,100                 30,415
           Video Display Corp.                                                                         400                  5,424
       *   Vignette Corp.                                                                            1,500                 26,565
       *   Virage Logic Corp.                                                                          600                  6,294
       *   Vishay Intertechnology, Inc.                                                              8,100                103,923
       *   Vitria Technology, Inc.                                                                   1,500                  4,170
       *   WatchGuard Technologies, Inc.                                                             1,900                  6,764
       *   WebEx Communications, Inc.                                                                1,700                 40,477
       *   webMethods, Inc.                                                                          2,700                 21,816
       *   Websense, Inc.                                                                              500                 32,475
       *   WebSideStory, Inc.                                                                          300                  5,400
       *   Westell Technologies, Inc.                                                                  500                  2,365
       *   Western Digital Corp.                                                                     2,900                 43,268
       *   White Electronics Designs Corp.                                                             900                  4,545
       *   Wind River Systems, Inc.                                                                  3,300                 45,474
       *   Winland Electronics, Inc.                                                                   100                    380
           Wireless Telecom Group, Inc.                                                              1,300                  3,042
       *   Witness Systems, Inc.                                                                       400                  8,020
           Woodhead Industries, Inc.                                                                   600                  7,788
       *   Wright Express Corp.                                                                        400                  9,744
       *   Xerox Corp.                                                                              12,800                181,760
           Xilinx, Inc.                                                                              6,400                169,216
           X-Rite, Inc.                                                                              1,000                 11,070
       *   Yahoo!, Inc.                                                                              4,700                189,081
       *   Zebra Technologies Corp. Class A                                                          1,200                 54,156
       *   Zhone Technologies, Inc.                                                                  6,700                 14,807
       *   Zix Corp.                                                                                   300                    528
       *   Zomax, Inc.                                                                               1,200                  2,640
       *   Zoran Corp.                                                                               2,000                 33,840
       *   Zygo Corp.                                                                                  950                 13,386
                                                                                                              --------------------
Total Information Technology                                                                                           24,582,372
                                                                                                              --------------------
Industrials -- (11.3%)
       *   3-D Systems Corp.                                                                           600                 10,674
           3M Co.                                                                                    2,500                196,200
       *   AAON, Inc.                                                                                  400                  6,808
       *   AAR Corp.                                                                                 1,500                 31,410
       *   Ablest, Inc.                                                                                100                    826
           ABM Industries, Inc.                                                                      2,100                 45,255
           Abrams Industries, Inc.                                                                     110                    491
       *   ABX Air, Inc.                                                                             2,600                 19,500

       *   Accuride Corp.                                                                              100                  1,300
           Aceto Corp.                                                                                 700                  4,200
       *   Active Power, Inc.                                                                        2,100                  7,329
           Actuant Corp.                                                                             1,000                 53,050
           Acuity Brands, Inc.                                                                       2,000                 62,180
           Adesa, Inc.                                                                               3,500                 83,405
           Administaff, Inc.                                                                           600                 27,030
       *   Aerosonic Corp.                                                                             100                    741
       *   AGCO Corp.                                                                                3,400                 57,562
       *   AirNet Systems, Inc.                                                                        600                  2,448
       *   Airtran Holdings, Inc.                                                                    3,000                 45,060
           Alamo Group, Inc.                                                                           500                 10,550
       *   Alaska Air Group, Inc.                                                                    1,400                 49,224
           Albany International Corp. Class A                                                        1,400                 53,382
           Alexander & Baldwin, Inc.                                                                 2,100                105,042
       *   Alliant Techsystems, Inc.                                                                   800                 60,704
       *   Allied Defense Group, Inc.                                                                  300                  6,759
       *   Allied Waste Industries, Inc.                                                            15,300                128,673
           Ambassadors International, Inc.                                                             300                  4,446
       *   Amerco, Inc.                                                                              1,000                 70,720
           American Ecology Corp.                                                                      300                  4,881
           American Power Conversion Corp.                                                           3,400                 76,194
       *   American Reprographics Co.                                                                  300                  6,453
       *   American Science & Engineering, Inc.                                                        100                  6,746
           American Standard Companies, Inc.                                                         1,200                 45,696
       *   American Superconductor Corp.                                                             1,300                 10,595
           American Woodmark Corp.                                                                     800                 20,496
           Ameron International Corp.                                                                  500                 22,475
           Ametek, Inc.                                                                              1,400                 59,654
           Ampco-Pittsburgh Corp.                                                                      300                  4,326
       *   AMR Corp.                                                                                 3,100                 52,359
           Amrep Corp.                                                                                 200                  5,282
           Apogee Enterprises, Inc.                                                                  1,100                 17,017
           Applied Industrial Technologies, Inc.                                                     1,400                 44,730
           Applied Signal Technologies, Inc.                                                           300                  5,391
           ARAMARK Corp.                                                                               900                 23,328
       *   ARGON ST, Inc.                                                                              500                 14,425
           Arkansas Best Corp.                                                                       1,300                 53,612
       *   Armor Holdings, Inc.                                                                      1,700                 74,613
       *   Astec Industries, Inc.                                                                    1,000                 28,030
       *   Astronics Corp.                                                                             200                  2,090
       *   ASV, Inc.                                                                                 1,100                 27,522
       *   Ault, Inc.                                                                                  100                    208
       *   Avalon Holding Corp. Class A                                                                100                    445
           Avery Dennison Corp.                                                                        800                 47,032
       *   Aviall, Inc.                                                                              1,500                 46,050
       *   Axsys Technologies, Inc.                                                                    200                  3,738
       *   AZZ, Inc.                                                                                   300                  5,808
           Badger Meter, Inc.                                                                          300                 11,742
       *   Baker (Michael) Corp.                                                                       400                 10,000
           Baldor Electric Co.                                                                       1,300                 33,397
           Banta Corp.                                                                               1,100                 55,550
           Barnes Group, Inc.                                                                        1,100                 37,917
       *   BE Aerospace, Inc.                                                                        1,300                 22,776
       *   Beacon Roofing Supply, Inc.                                                                 284                  7,730

           Boeing Co.                                                                                3,200                218,208
           Bowne & Co., Inc.                                                                         1,600                 23,664
           Brady Co. Class A                                                                         1,800                 67,464
           Briggs & Stratton Corp.                                                                   2,200                 79,618
       *   BTU International, Inc.                                                                     100                  1,526
           Bucyrus International, Inc.                                                                 200                  9,380
           C&D Technologies, Inc.                                                                    1,000                  7,400
           C. H. Robinson Worldwide, Inc.                                                            1,800                 72,810
       *   Capstone Turbine Corp.                                                                    3,200                 10,848
           Carlisle Companies, Inc.                                                                    900                 61,740
           Cascade Corp.                                                                               600                 30,696
       *   Casella Waste Systems, Inc. Class A                                                         900                 11,016
           Caterpillar, Inc.                                                                         2,400                138,672
       *   CBIZ, Inc.                                                                                3,300                 20,658
           CDI Corp.                                                                                   900                 25,416
       *   Celadon Group, Inc.                                                                         500                 13,855
           Cendant Corp.                                                                            12,400                220,348
           Central Parking Corp.                                                                       600                  8,394
       *   Cenveo, Inc.                                                                              1,000                 12,910
       *   Ceradyne, Inc.                                                                              600                 28,254
           Champion Industries, Inc.                                                                   200                    860
       *   Channell Commercial Corp.                                                                   300                  1,575
           Chase Corp.                                                                                 100                  1,440
       *   ChoicePoint, Inc.                                                                           700                 30,261
           Cintas Corp.                                                                              3,100                138,632
           CIRCOR International, Inc.                                                                  700                 18,235
           Clarcor, Inc.                                                                             2,500                 73,900
       *   Clean Harbors, Inc.                                                                         300                  8,658
           CNF, Inc.                                                                                   900                 51,300
       *   Coinstar, Inc.                                                                            1,252                 30,424
       *   Color Kinetics, Inc.                                                                        400                  6,188
       *   Columbus McKinnon Corp.                                                                     800                 16,784
           Comfort Systems USA, Inc.                                                                 1,900                 17,841
       *   Commercial Vehicle Group, Inc.                                                            1,000                 19,790
           CompX International, Inc.                                                                   200                  3,228
       *   COMSYS IT Partners, Inc.                                                                    600                  7,500
       *   Consolidated Graphics, Inc.                                                                 400                 20,476
       *   Continental Airlines, Inc.                                                                4,000                 62,280
       *   Copart, Inc.                                                                              3,500                 88,130
       *   Cornell Companies, Inc.                                                                     600                  8,502
           Corporate Executive Board Co.                                                               500                 43,255
       *   Corrections Corporation of America                                                        1,800                 79,974
       *   CoStar Group, Inc.                                                                          700                 32,858
       *   CPI Aerostructures, Inc.                                                                    200                  1,940
       *   CRA International, Inc.                                                                     200                  8,904
           Crane Co.                                                                                 2,400                 76,056
       *   Cross (A.T.) Co. Class A                                                                    200                    800
           CSX Corp.                                                                                 6,900                335,616
           Cubic Corp.                                                                               1,000                 17,690
           Cummins, Inc.                                                                             1,100                 97,900
           Curtiss-Wright Corp.                                                                      1,000                 58,600
           Danaher Corp.                                                                             1,700                 94,350
           Deere & Co.                                                                               3,300                228,855
           Deluxe Corp.                                                                                800                 25,944
       *   Distributed Energy Systems Corp.                                                          1,400                 12,978

       *   Document Securities Systems, Inc.                                                           100                    977
       *   Dollar Thrifty Automotive Group, Inc.                                                     1,100                 41,250
           Donaldson Co., Inc.                                                                       1,600                 53,504
           Donnelley (R.R.) & Sons Co.                                                               6,400                218,880
           Dover Corp.                                                                               4,200                169,890
           DRS Technologies, Inc.                                                                    1,300                 64,220
       *   Ducommun, Inc.                                                                              300                  6,147
       *   Duratek, Inc.                                                                               500                  8,205
       *   Dynamex, Inc.                                                                               200                  3,702
           Eastern Co.                                                                                 100                  1,990
           Eaton Corp.                                                                               3,000                191,160
           EDO Corp.                                                                                   800                 21,304
       *   EGL, Inc.                                                                                 1,900                 70,566
       *   Electro Rent Corp.                                                                        1,100                 15,378
           ElkCorp                                                                                     800                 27,344
       *   EMCOR Group, Inc.                                                                           700                 49,525
           Emerson Electric Co.                                                                      1,700                128,537
       *   Encore Wire Corp.                                                                         1,100                 26,191
       *   Energy Conversion Devices, Inc.                                                             700                 20,545
       *   EnerSys                                                                                   2,100                 30,366
           Engineered Support Systems, Inc.                                                            600                 24,246
       *   ENGlobal Corp.                                                                              500                  3,375
           Ennis, Inc.                                                                               1,200                 21,300
       *   EnPro Industries, Inc.                                                                    1,000                 28,850
       *   Environmental Tectonics Corp.                                                               600                  3,018
           Equifax, Inc.                                                                               800                 30,640
       *   ESCO Technologies, Inc.                                                                   1,200                 51,600
       *   Essex Corp.                                                                               1,000                 19,050
       *   Esterline Technologies Corp.                                                              1,200                 49,332
       *   Evergreen Solar, Inc.                                                                     1,300                 15,613
           Expeditors International of Washington, Inc.                                                700                 49,707
       *   Exponent, Inc.                                                                              389                 10,639
       *   ExpressJet Holdings, Inc.                                                                 2,400                 20,928
       *   EXX, Inc. Class A                                                                           200                    400
           Fastenal Co.                                                                                800                 31,760
           Federal Signal Corp.                                                                      2,200                 35,948
           FedEx Corp.                                                                               1,900                185,478
       *   Fiberstars, Inc.                                                                            270                  2,668
       *   First Advantage Corp.                                                                       300                  8,175
       *   First Consulting Group, Inc.                                                              1,100                  6,435
       *   Flanders Corp.                                                                            1,100                 11,154
           Florida East Coast Industries, Inc.                                                       1,500                 66,390
       *   Flow International Corp.                                                                    600                  5,070
       *   Flowserve Corp.                                                                           2,400                 89,664
           Fluor Corp.                                                                                 600                 44,460
           Forward Air Corp.                                                                           700                 26,915
       *   Foster (L.B.) Co. Class A                                                                   400                  5,560
           Franklin Electric Co., Inc.                                                                 800                 34,000
       *   Frontier Airlines, Inc.                                                                   1,600                 13,056
       *   Frozen Food Express Industries, Inc.                                                        800                  9,248
       *   FTI Consulting, Inc.                                                                      1,800                 51,048
       *   FuelCell Energy, Inc.                                                                     2,400                 20,232
           G & K Services, Inc. Class A                                                                800                 30,672
       *   Gardner Denver Machinery, Inc.                                                            1,100                 53,680
           GATX Corp.                                                                                2,200                 82,808

       *   Gehl Co.                                                                                    600                 15,468
           Gencorp, Inc.                                                                             1,000                 18,260
       *   General Cable Corp.                                                                       1,800                 32,670
           General Dynamics Corp.                                                                    1,100                125,730
           General Electric Co.                                                                     65,000              2,321,800
       *   Genesee & Wyoming, Inc.                                                                   1,000                 33,620
       *   Genlyte Group, Inc.                                                                       1,300                 68,510
       *   Global Power Equipment Group, Inc.                                                          500                  2,335
           Goodrich (B.F.) Co.                                                                       2,100                 80,892
           Gorman-Rupp Co.                                                                             400                  9,096
       *   GP Strategies Corp.                                                                         900                  6,435
           Graco, Inc.                                                                                 800                 29,104
       *   Graftech International, Ltd.                                                              3,300                 21,582
           Graham Corp.                                                                                200                  4,476
           Granite Construction, Inc.                                                                1,900                 70,509
           Greenbrier Companies, Inc.                                                                  500                 13,625
       *   Griffon Corp.                                                                             1,300                 31,668
           Hardinge, Inc.                                                                              400                  6,952
           Harland (John H.) Co.                                                                     1,300                 49,140
           Harsco Corp.                                                                              1,500                 99,675
       *   Hawk Corp.                                                                                  400                  5,536
           Healthcare Services Group, Inc.                                                           1,200                 25,500
           Heartland Express, Inc.                                                                   2,500                 53,275
           Heico Corp.                                                                                 400                  9,132
           Heico Corp. Class A                                                                         700                 12,635
       *   Heidrick & Struggles International, Inc.                                                    800                 26,440
       *   Henry Bros. Electronics, Inc.                                                               100                    495
       *   Herley Industries, Inc.                                                                     500                  8,235
           Herman Miller, Inc.                                                                         700                 21,413
       *   Hexcel Corp.                                                                              1,900                 31,597
       *   Hi-Shear Technology Corp.                                                                   100                    278
           Honeywell International, Inc.                                                             9,800                358,092
       *   Hub Group, Inc. Class A                                                                     800                 32,440
           Hubbell, Inc.                                                                             1,800                 87,318
           Hubbell, Inc. Class A                                                                       300                 13,347
       *   Hudson Highland Group, Inc.                                                                 400                 10,100
           Hughes Supply, Inc.                                                                       2,900                112,346
           Hunt (J.B.) Transport Services, Inc.                                                      2,800                 62,692
       *   Hurco Companies, Inc.                                                                       100                  2,267
       *   Huttig Building Products, Inc.                                                              600                  5,202
       *   ICT Group, Inc.                                                                             400                  6,408
           IDEX Corp.                                                                                1,800                 79,452
       *   II-VI, Inc.                                                                               1,300                 24,869
           IKON Office Solutions, Inc.                                                               2,500                 25,150
           Illinois Tool Works, Inc.                                                                 1,700                150,059
       *   Industrial Distribution Group, Inc.                                                         300                  2,211
       *   Infrasource Services, Inc.                                                                1,800                 21,114
       *   Innotrac Corp.                                                                              500                  3,325
       *   Innovative Solutions & Support, Inc.                                                        200                  2,950
       *   Insituform Technologies, Inc. Class A                                                     1,100                 21,857
       *   Integrated Electrical Services, Inc.                                                      1,400                    770
       *   Interline Brands, Inc.                                                                      100                  2,136
           International Aluminum Corp.                                                                100                  3,978
       *   International Shipholding Corp.                                                             300                  4,752
           Interpool, Inc.                                                                           1,300                 24,258

       *   Intersections, Inc.                                                                         800                  7,232
       *   Ionatron, Inc.                                                                            1,500                 15,750
           ITT Industries, Inc.                                                                        700                 76,132
       *   Jacobs Engineering Group, Inc.                                                            1,600                103,952
       *   Jacuzzi Brands, Inc.                                                                      1,900                 15,333
       *   JetBlue Airways Corp.                                                                     4,100                 75,604
           JLG Industries, Inc.                                                                        900                 40,950
           Joy Global, Inc.                                                                            900                 47,601
       *   Kadant, Inc.                                                                                600                 10,926
           Kaman Corp. Class A                                                                         900                 17,289
       *   Kansas City Southern                                                                      3,500                 87,395
           Kaydon Corp.                                                                              1,300                 42,068
           Kelly Services, Inc. Class A                                                              1,400                 38,920
           Kelly Services, Inc. Class B                                                                100                  2,941
           Kennametal, Inc.                                                                          1,700                 93,143
       *   Key Technology, Inc.                                                                        100                  1,335
       *   Kforce, Inc.                                                                              1,600                 19,856
       *   Kirby Corp.                                                                               1,100                 58,520
           Knight Transportation, Inc.                                                               1,800                 57,906
       *   Knoll, Inc.                                                                                 200                  3,328
       *   Korn/Ferry International                                                                  1,800                 30,996
       *   K-Tron International, Inc.                                                                  100                  3,681
       *   KVH Industries, Inc.                                                                        592                  5,660
           L-3 Communications Holdings, Inc.                                                         2,700                201,150
       *   LaBarge, Inc.                                                                               700                  9,324
       *   Labor Ready, Inc.                                                                         1,900                 41,952
       *   Ladish Co., Inc.                                                                            700                 14,350
           Laidlaw International, Inc.                                                               4,300                 92,966
           Landstar Systems, Inc.                                                                      600                 25,824
           Lawson Products, Inc.                                                                       100                  3,775
       *   Layne Christensen Co.                                                                       600                 13,302
       *   Learning Tree International, Inc.                                                           800                 10,816
       *   LECG Corp.                                                                                1,100                 17,974
           Lennox International, Inc.                                                                2,100                 61,320
           Lincoln Electric Holdings, Inc.                                                           1,500                 61,215
           Lindsay Manufacturer Co.                                                                    600                 11,142
       *   LMI Aerospace, Inc.                                                                         400                  5,287
           Lockheed Martin Corp.                                                                     1,900                115,140
           LSI Industries, Inc.                                                                        900                 16,200
       *   Lydall, Inc.                                                                                600                  5,016
       *   Mac-Gray Corp.                                                                              500                  5,860
       *   MAIR Holdings, Inc.                                                                         400                  1,896
           Manpower, Inc.                                                                            1,900                 88,255
       *   Marten Transport, Ltd.                                                                      500                 13,345
           Masco Corp.                                                                               4,100                122,057
           McGrath Rentcorp.                                                                         1,011                 28,904
       *   Media Sciences International, Inc.                                                          200                    420
       *   Medis Technologies, Ltd.                                                                    600                  8,298
       *   Merrimac Industries, Inc.                                                                   100                    905
       *   Mesa Air Group, Inc.                                                                      1,200                 12,336
           Met-Pro Corp.                                                                               466                  5,718
       *   MFRI, Inc.                                                                                  200                  1,058
       *   Microvision, Inc.                                                                           700                  2,503
       *   Middleby Corp.                                                                              100                  7,840
       *   Midwest Air Group, Inc.                                                                     300                  1,008

       *   Miller Industries, Inc.                                                                     400                  8,176
           Mine Safety Appliances Co.                                                                1,500                 58,215
       *   Misonix, Inc.                                                                               100                    499
       *   Mobile Mini, Inc.                                                                           700                 35,000
       *   Monster Worldwide, Inc.                                                                   1,700                 66,130
       *   Moog, Inc. Class A                                                                        1,400                 41,006
       *   Moog, Inc. Class B                                                                          100                  2,926
       *   MPW Industrial Services Group, Inc.                                                         100                    187
           MSC Industrial Direct Co., Inc. Class A                                                     800                 31,272
       *   MTC Technologies, Inc.                                                                      630                 20,645
           Mueller Industries, Inc.                                                                  1,700                 46,019
           Multi-Color Corp.                                                                           300                  6,960
           NACCO Industries, Inc. Class A                                                              300                 35,130
       *   National Technical Systems, Inc.                                                            200                    924
       *   Navigant Consulting, Inc.                                                                 1,400                 28,574
       *   Navistar International Corp.                                                              1,500                 42,555
       *   NCI Building Systems, Inc.                                                                  900                 39,195
       *   NCO Group, Inc.                                                                           1,500                 25,860
           Nordson Corp.                                                                             1,500                 59,730
           Norfolk Southern Corp.                                                                    5,500                243,320
       *   North America Galvanizing & Coatings, Inc.                                                  100                    209
           Northrop Grumman Corp.                                                                    4,800                275,376
       *   NuCo2, Inc.                                                                                 700                 19,684
       *   Odyssey Marine Exploration, Inc.                                                          1,800                  5,670
       *   Old Dominion Freight Line, Inc.                                                           1,100                 41,811
       *   On Assignment, Inc.                                                                       1,100                 12,155
       *   Orbital Sciences Corp.                                                                    2,500                 30,150
           Oshkosh Truck Corp. Class B                                                               1,200                 53,916
           Outlook Group Corp.                                                                         100                  1,426
       *   P.A.M. Transportation Services, Inc.                                                        400                  6,528
           Paccar, Inc.                                                                              3,000                215,580
           Pall Corp.                                                                                3,800                105,488
       *   Paragon Technologies, Inc.                                                                  100                    990
           Parker Hannifin Corp.                                                                     2,500                171,025
       *   Park-Ohio Holdings Corp.                                                                    400                  6,300
       *   Patrick Industries, Inc.                                                                    100                  1,075
       *   Patriot Transportation Holding, Inc.                                                        100                  6,840
       *   Peerless Manufacturing Co.                                                                  100                  1,700
       *   Pemco Aviation Group, Inc.                                                                  100                  1,970
           Pentair, Inc.                                                                             3,600                137,520
       *   Perini Corp.                                                                              1,100                 28,336
       *   PHH Corp.                                                                                 2,300                 66,378
       *   Pico Holdings, Inc.                                                                         500                 16,880
       *   Pinnacle Airlines Corp.                                                                     700                  4,865
           Pitney Bowes, Inc.                                                                        4,200                174,972
       *   Plug Power, Inc.                                                                          1,600                  8,208
       *   Portfolio Recovery Associates, Inc.                                                         600                 22,992
       *   Powell Industries, Inc.                                                                     400                  7,672
       *   Power-One, Inc.                                                                           3,900                 24,258
           Precision Castparts Corp.                                                                 1,000                 50,990
           Preformed Line Products Co.                                                                 300                 12,393
           Providence & Worcester Railroad Co.                                                         100                  1,450
       *   Providence Service Corp.                                                                    500                 14,610
       *   PW Eagle, Inc.                                                                              200                  3,748
       *   Quanta Services, Inc.                                                                     5,600                 79,240

           Quixote Corp.                                                                               300                  6,375
       *   RailAmerica, Inc.                                                                         1,700                 18,513
           Raven Industries, Inc.                                                                      300                  9,192
           Raytheon Co.                                                                              6,000                230,520
       *   RCM Technologies, Inc.                                                                      437                  2,609
           Regal-Beloit Corp.                                                                        1,400                 49,406
       *   RemedyTemp, Inc.                                                                            350                  2,699
       *   Republic Airways Holdings, Inc.                                                           1,800                 26,154
           Republic Services, Inc.                                                                   2,800                100,380
       *   Resources Connection, Inc.                                                                1,000                 29,040
           Robbins & Myers, Inc.                                                                       500                 10,600
           Robert Half International, Inc.                                                           1,000                 38,260
           Rockwell Automation, Inc.                                                                 1,200                 67,716
           Rockwell Collins, Inc.                                                                    1,000                 45,700
           Rollins, Inc.                                                                             1,400                 28,490
           Roper Industries, Inc.                                                                    3,100                122,140
       *   Rush Enterprises, Inc. Class A                                                              800                 12,248
       *   Rush Enterprises, Inc. Class B                                                              300                  4,311
           Ryder System, Inc.                                                                        2,800                118,804
           Schawk, Inc.                                                                                900                 16,641
       *   SCS Transportation, Inc.                                                                    700                 13,797
       *   Security Capital Corp.                                                                      100                  1,430
       *   Sequa Corp. Class A                                                                         400                 25,280
       *   Sequa Corp. Class B                                                                         100                  6,400
       *   Shaw Group, Inc.                                                                          3,800                109,782
       *   SIFCO Industries, Inc.                                                                      100                    335
           Simpson Manufacturing Co., Inc.                                                             800                 32,784
       *   Sirva, Inc.                                                                                 700                  5,418
       *   Sitel Corp.                                                                               3,400                 10,438
           Skywest, Inc.                                                                             2,500                 74,250
       *   SL Industries, Inc.                                                                         100                  1,600
           Smith (A.O.) Corp.                                                                        1,000                 36,270
       *   SOURCECORP, Inc.                                                                            600                 15,636
           Southwest Airlines Co.                                                                   14,800                244,200
           Sparton Corp.                                                                               500                  4,655
       *   Spherion Corp.                                                                            2,900                 28,420
       *   Spire Corp.                                                                                 400                  3,008
           SPX Corp.                                                                                 2,900                136,532
       *   Standard Parking Corp.                                                                      229                  4,385
           Standard Register Co.                                                                     1,000                 14,820
           Standex International Corp.                                                                 500                 13,870
       *   Stantec, Inc.                                                                                40                  1,366
           Starrett (L.S.) Co. Class A                                                                 250                  4,563
           Steelcase, Inc. Class A                                                                   2,900                 42,891
       *   Stericycle, Inc.                                                                            800                 49,056
       *   Sterling Construction Co., Inc.                                                             400                  7,880
           Stewart & Stevenson Services, Inc.                                                        1,100                 22,550
           Sun Hydraulics, Inc.                                                                        400                  7,628
           Supreme Industries, Inc.                                                                    400                  3,140
       *   Swift Transportation Co., Inc.                                                            1,600                 31,328
           Sypris Solutions, Inc.                                                                      830                  9,172
       *   SYS                                                                                         400                  1,456
       *   TB Wood's Corp.                                                                             300                  1,988
       *   Team, Inc.                                                                                  300                  7,137
           Tech/Ops Sevcon, Inc.                                                                       100                    572

       *   Teledyne Technologies, Inc.                                                               1,500                 49,110
           Teleflex, Inc.                                                                            1,800                119,106
       *   TeleTech Holdings, Inc.                                                                   3,400                 42,262
           Tennant Co.                                                                                 400                 18,768
       *   Terex Corp.                                                                               1,800                110,916
       *   Tetra Tech, Inc.                                                                          2,500                 39,000
           Textron, Inc.                                                                             2,900                228,810
       *   The Advisory Board Co.                                                                      400                 19,328
           The Brink's Co.                                                                           1,700                 78,472
       *   The Dun & Bradstreet Corp.                                                                  400                 26,000
       *   The Geo Group, Inc.                                                                         400                  9,780
       *   The Lamson & Sessions Co.                                                                   500                 11,990
           The Manitowoc Co., Inc.                                                                   1,400                 70,140
       *   Thomas & Betts Corp.                                                                      2,200                 88,088
           Timken Co.                                                                                4,400                136,312
           Todd Shipyards Corp.                                                                        300                  6,930
           Toro Co.                                                                                    800                 32,152
       *   Transport Corporation of America, Inc.                                                      300                  2,895
       *   TRC Companies, Inc.                                                                         600                  6,942
           Tredegar Industries, Inc.                                                                   900                 11,250
           Trinity Industries, Inc.                                                                  2,100                 87,444
       *   Triumph Group, Inc.                                                                         800                 30,360
       *   Tufco Technologies, Inc.                                                                    100                    660
       *   TurboChef Technologies, Inc.                                                                900                 11,826
           Twin Disc, Inc.                                                                             100                  4,200
       *   U.S. Home Systems, Inc.                                                                     400                  2,660
       *   U.S. Xpress Enterprises, Inc. Class A                                                       533                  8,102
           UAP Holding Corp.                                                                         1,791                 33,993
       *   Ultralife Batteries, Inc.                                                                   400                  5,208
           Union Pacific Corp.                                                                       3,600                275,544
           United Industrial Corp.                                                                     300                 13,035
           United Parcel Service, Inc.                                                               2,700                210,330
       *   United Rentals, Inc.                                                                      3,400                 71,944
       *   United Stationers, Inc.                                                                   1,400                 68,600
           United Technologies Corp.                                                                 4,300                231,512
           Universal Forest Products, Inc.                                                             800                 45,968
       *   UQM Technologies, Inc.                                                                      200                    750
       *   URS Corp.                                                                                 2,300                 96,876
       *   US Airways Group, Inc.                                                                      288                  9,674
       *   USA Truck, Inc.                                                                             600                 16,260
       *   Valley National Gases, Inc.                                                                 400                  7,360
           Valmont Industries, Inc.                                                                  1,000                 33,370
       *   Valpey Fisher Corp.                                                                         100                    326
       *   Versar, Inc.                                                                                100                    340
           Viad Corp.                                                                                1,000                 30,450
           Vicor Corp.                                                                               1,300                 21,099
       *   Volt Information Sciences, Inc.                                                             400                  7,876
           W.W. Grainger, Inc.                                                                       1,900                133,437
           Wabash National Corp.                                                                       800                 15,880
           Wabtec Corp.                                                                              1,700                 43,911
           Walter Industries, Inc.                                                                     900                 45,315
           Washington Group International, Inc.                                                      1,200                 62,052
       *   Waste Connections, Inc.                                                                   1,900                 66,196
           Waste Industries USA, Inc.                                                                  700                  9,758
           Waste Management, Inc.                                                                    8,500                254,235

       *   Water Pik Technologies, Inc.                                                                400                  8,344
           Watsco, Inc. Class A                                                                        800                 50,200
           Watsco, Inc. Class B                                                                        100                  6,250
           Watson Wyatt & Co. Holdings                                                               1,100                 29,612
           Watts Water Technologies, Inc.                                                              800                 23,112
           Werner Enterprises, Inc.                                                                  3,900                 79,833
       *   WESCO International, Inc.                                                                 1,000                 41,750
       *   West Corp.                                                                                2,700                107,109
       *   Westaff, Inc.                                                                               896                  4,175
       *   Willis Lease Finance Corp.                                                                  304                  2,675
       *   Wolverine Tube, Inc.                                                                        700                  3,612
           Woodward Governor Co.                                                                       600                 49,002
       *   World Air Holdings, Inc.                                                                    600                  6,312
       *   Xanser Corp.                                                                              1,500                  4,500
       *   Yellow Roadway Corp.                                                                      1,700                 80,087
                                                                                                              -------------------
Total Industrials                                                                                                      21,147,466
                                                                                                              -------------------
Health Care -- (9.4%)
       *   Abaxis, Inc.                                                                                600                  9,954
           Abbott Laboratories                                                                       5,300                199,863
       *   Abgenix, Inc.                                                                             2,000                 27,420
       *   Abiomed, Inc.                                                                             1,200                 10,488
       *   Acadia Pharmaceuticals, Inc.                                                                931                  8,165
       *   Accelrys, Inc.                                                                              900                  7,290
       *   Acusphere, Inc.                                                                             905                  4,435
       *   Adeza Biomedical Corp.                                                                      200                  3,720
       *   Adolor Corp.                                                                              1,400                 20,398
       *   Advanced Magnetics, Inc.                                                                    300                  3,162
       *   Advanced Medical Optics, Inc.                                                             3,200                135,712
       *   ADVENTRX Pharmaceuticals, Inc.                                                            1,300                  3,640
           Aetna, Inc.                                                                               1,700                157,233
       *   Affymetrix, Inc.                                                                            800                 39,392
       *   Air Methods Corp.                                                                           600                  9,030
       *   Akorn, Inc.                                                                                 700                  2,870
       *   Albany Molecular Research, Inc.                                                           1,600                 19,584
       *   Alexion Pharmaceuticals, Inc.                                                               700                 13,657
       *   Align Technology, Inc.                                                                    2,400                 16,608
       *   Alkermes, Inc.                                                                            2,400                 43,632
           Allergan, Inc.                                                                              600                 60,000
       *   Alliance Imaging, Inc.                                                                      500                  2,780
       *   Allied Healthcare International, Inc.                                                     2,100                 12,600
       *   Allied Healthcare Products, Inc.                                                            100                    550
       *   Allos Therapeutics, Inc.                                                                  2,100                  4,389
       *   Allscripts Healthcare Solutions, Inc.                                                       900                 12,060
       *   Alnylam Pharmaceuticals, Inc.                                                               500                  6,280
           Alpharma, Inc. Class A                                                                    1,900                 50,198
       *   Amedisys, Inc.                                                                              700                 31,066
       *   American Dental Partners, Inc.                                                              600                 11,202
       *   American Healthways, Inc.                                                                   700                 31,087
       *   American Medical Systems Holdings, Inc.                                                   2,000                 36,800
       *   American Pharmaceutical Partners, Inc.                                                      400                 15,208
       *   American Retirement Corp.                                                                   900                 22,158
           American Shared Hospital Services                                                           100                    650
       *   AMERIGROUP Corp.                                                                            800                 14,928
           AmerisourceBergen Corp.                                                                   2,200                176,770

       *   Amgen, Inc.                                                                               4,200                339,906
       *   AMICAS, Inc.                                                                              2,100                  9,975
       *   AMN Healthcare Services, Inc.                                                             1,400                 26,670
       *   Amsurg Corp.                                                                              1,100                 26,521
       *   Amylin Pharmaceuticals, Inc.                                                                800                 29,928
           Analogic Corp.                                                                              700                 33,572
       *   Andrx Corp.                                                                               1,400                 24,906
       *   Anika Therapeutics, Inc.                                                                    400                  4,724
       *   Antigenics, Inc.                                                                            200                  1,094
           Applera Corp. - Applied Biosystems Group                                                  3,200                 88,256
       *   Applera Corp. - Celera Genomics Group                                                     3,600                 44,712
       *   Apria Healthcare Group, Inc.                                                              1,900                 46,474
       *   Arena Pharmaceuticals, Inc.                                                               1,600                 17,248
       *   Ariad Pharmaceuticals, Inc.                                                               1,300                  8,021
       *   Arqule, Inc.                                                                              1,600                 11,088
       *   Array BioPharma, Inc.                                                                     1,600                 10,752
           Arrow International, Inc.                                                                 1,100                 32,813
       *   Arthrocare Corp.                                                                            700                 26,775
       *   Aspect Medical Systems, Inc.                                                                400                 15,068
       *   AtheroGenics, Inc.                                                                        1,300                 19,487
       *   ATS Medical, Inc.                                                                         1,300                  3,900
       *   AVANIR Pharmaceuticals Class A                                                            2,500                  7,025
       *   AVI BioPharma, Inc.                                                                       2,048                  6,881
       *   Avigen, Inc.                                                                              1,200                  3,600
           Bard (C.R.), Inc.                                                                           700                 45,409
       *   Barr Laboratories, Inc.                                                                     700                 40,145
           Bausch & Lomb, Inc.                                                                       1,200                 97,512
           Baxter International, Inc.                                                                2,000                 77,780
           Beckman Coulter, Inc.                                                                     1,000                 55,690
           Becton Dickinson & Co.                                                                      900                 52,407
       *   Bentley Pharmaceuticals, Inc.                                                               900                 16,119
       *   Bioanalytical Systems, Inc.                                                                 100                    527
       *   BioCryst Pharmaceuticals, Inc.                                                              400                  6,496
       *   Bioenvision, Inc.                                                                         1,800                  9,864
       *   Biogen Idec, Inc.                                                                         5,100                218,331
       *   Bio-Imaging Technologies, Inc.                                                              200                    510
       *   Bio-Logic Systems Corp.                                                                     500                  4,340
       *   BioMarin Pharmaceutical, Inc.                                                             2,000                 19,480
           Biomet, Inc.                                                                              1,300                 46,306
       *   Bio-Rad Laboratories, Inc. Class A                                                          900                 52,578
       *   Bio-Rad Laboratories, Inc. Class B                                                          300                 17,039
       *   Bio-Reference Laboratories, Inc.                                                            400                  7,256
       *   BioSante Pharmaceuticals, Inc.                                                              100                    446
       *   BioScrip, Inc.                                                                            1,800                 16,056
       *   Biosite, Inc.                                                                               700                 41,286
       *   BioSphere Medical, Inc.                                                                     100                    558
       *   Bioveris Corp.                                                                            1,222                  5,817
       *   Boston Scientific Corp.                                                                   1,900                 50,312
       *   Bovie Medical Corp.                                                                         500                  1,465
       *   Bradley Pharmaceuticals, Inc.                                                               700                  8,715
           Bristol-Myers Squibb Co.                                                                  6,600                142,494
       *   Bruker BioSciences Corp.                                                                  4,100                 20,377
       *   Caliper Life Sciences, Inc.                                                               1,400                 10,108
           Cambrex Corp.                                                                             1,300                 23,465
       *   Candela Corp.                                                                             1,000                 14,400

       *   Cantel Medical Corp.                                                                        200                  3,662
       *   Capital Senior Living Corp.                                                               1,100                 11,110
       *   Caraco Pharmaceutical Laboratories, Ltd.                                                    400                  3,688
           Cardinal Health, Inc.                                                                     2,500                159,875
       *   Cardiotech International, Inc.                                                              700                  1,911
       *   Caremark Rx, Inc.                                                                         2,600                133,614
       *   Celgene Corp.                                                                             1,200                 73,104
       *   Cell Genesys, Inc.                                                                        2,100                 12,222
       *   Cell Therapeutics, Inc.                                                                     900                  1,890
       *   Centene Corp.                                                                             1,000                 24,010
       *   Cephalon, Inc.                                                                            1,200                 61,020
       *   Cepheid, Inc.                                                                               700                  7,693
       *   Cerner Corp.                                                                                700                 67,480
       *   Cerus Corp.                                                                                 800                  7,152
       *   Chad Therapeutics, Inc.                                                                     100                    420
       *   Charles River Laboratories International, Inc.                                            2,800                127,568
           Chemed Corp.                                                                              1,100                 55,770
       *   Cholestech Corp.                                                                            600                  5,688
           Cigna Corp.                                                                               1,200                135,024
           CNS, Inc.                                                                                   500                 11,500
       *   Collagenex Pharmaceuticals, Inc.                                                            600                  5,856
       *   Columbia Laboratories, Inc.                                                               1,700                  6,392
       *   Community Health Systems, Inc.                                                            3,500                140,315
       *   Compex Technologies, Inc.                                                                   200                  1,354
           Computer Programs & Systems, Inc.                                                           300                 12,078
       *   Conceptus, Inc.                                                                             600                  9,282
       *   Conmed Corp.                                                                              1,100                 24,849
       *   Connetics Corp.                                                                             300                  3,978
       *   Conor Medsystems, Inc.                                                                      300                  5,931
           Cooper Companies, Inc.                                                                    2,000                109,600
       *   Corcept Therapeutics, Inc.                                                                  200                    908
       *   Corgentech, Inc.                                                                            900                  2,052
       *   Cortex Pharmaceuticals, Inc.                                                              1,600                  3,824
       *   Cotherix, Inc.                                                                              200                  2,482
       *   Covance, Inc.                                                                             1,300                 61,802
       *   Coventry Health Care, Inc.                                                                1,100                 65,527
       *   Critical Therapeutics, Inc.                                                               1,400                  9,058
       *   Criticare Systems, Inc.                                                                     600                  2,820
       *   Cross Country Healthcare, Inc.                                                            1,500                 27,720
       *   CryoLife, Inc.                                                                            1,100                  4,180
       *   Cubist Pharmaceuticals, Inc.                                                              1,100                 24,871
       *   CuraGen Corp.                                                                             2,300                  9,476
       *   Curis, Inc.                                                                               2,000                  7,820
       *   Cutera, Inc.                                                                                200                  7,916
       *   CV Therapeutics, Inc.                                                                       900                 22,257
       *   Cyberonics, Inc.                                                                            200                  5,642
       *   Cypress Bioscience, Inc.                                                                    700                  3,955
       *   Cytyc Corp.                                                                               2,000                 55,020
           Dade Behring Holdings, Inc.                                                               2,600                106,314
           Datascope Corp.                                                                             700                 24,570
       *   DaVita, Inc.                                                                                700                 36,743
       *   Dendreon Corp.                                                                            2,800                 16,548
       *   Dendrite International, Inc.                                                              1,500                 28,260
           Dentsply International, Inc.                                                              1,700                 94,571
       *   DepoMed, Inc.                                                                             1,300                  7,813

           Diagnostic Products Corp.                                                                 1,200                 54,660
       *   Digene Corp.                                                                                400                 10,968
       *   Dionex Corp.                                                                                200                  9,446
       *   Discovery Laboratories, Inc.                                                              1,100                  7,392
       *   Discovery Partners International, Inc.                                                      800                  1,880
       *   Diversa Corp.                                                                             2,100                 10,752
       *   DJ Orthopedics, Inc.                                                                      1,100                 34,276
       *   DOV Pharmaceutical, Inc.                                                                    400                  5,776
       *   Durect Corp.                                                                              1,200                  6,288
       *   DUSA Pharmaceuticals, Inc.                                                                  700                  6,986
       *   Dyadic International, Inc.                                                                  400                    848
       *   Dyax Corp.                                                                                1,700                  7,463
       *   Dynavax Technologies Corp.                                                                1,200                  5,376
       *   Eclipsys Corp.                                                                              900                 16,137
       *   Edwards Lifesciences Corp.                                                                1,000                 39,990
           Eli Lilly & Co.                                                                           2,900                146,450
       *   Embrex, Inc.                                                                                400                  5,600
       *   Emdeon Corp.                                                                             16,300                124,695
       *   Emeritus Corp.                                                                              500                  9,705
       *   Emisphere Technologies, Inc.                                                                500                  2,345
       *   Encision, Inc.                                                                              100                    295
       *   Encore Medical Corp.                                                                      2,400                 12,672
       *   Encysive Pharmaceuticals, Inc.                                                            1,000                 11,370
       *   Endo Pharmaceuticals Holdings, Inc.                                                       2,100                 62,832
       *   Endologix, Inc.                                                                             900                  5,526
       *   Enpath Medical, Inc.                                                                        300                  2,361
       *   Entremed, Inc.                                                                            1,500                  3,225
       *   Enzo Biochem, Inc.                                                                        1,200                 16,368
       *   Enzon Pharmaceuticals, Inc.                                                               1,000                  6,790
       *   EPIX Pharmaceuticals, Inc.                                                                  500                  2,465
       *   eResearch Technology, Inc.                                                                1,100                 14,234
       *   Exactech, Inc.                                                                              200                  2,576
       *   Exelixis, Inc.                                                                            1,900                 15,352
       *   Express Scripts, Inc.                                                                       900                 76,014
       *   E-Z-EM, Inc.                                                                                400                  8,372
       *   First Horizon Pharmaceutical Corp.                                                        1,300                 22,906
       *   Fisher Scientific International, Inc.                                                     3,200                206,336
       *   Five Star Quality Care, Inc.                                                              1,100                  7,986
       *   Forest Laboratories, Inc.                                                                 1,500                 58,605
       *   Gene Logic, Inc.                                                                          1,700                  6,120
       *   Genentech, Inc.                                                                           3,400                325,108
       *   Genesis HealthCare Corp.                                                                    800                 33,640
       *   Gen-Probe, Inc.                                                                             800                 36,936
       *   Gentiva Health Services, Inc.                                                               900                 14,769
       *   GenVec, Inc.                                                                              1,500                  2,475
       *   Genzyme Corp.                                                                             1,100                 81,774
       *   Geron Corp.                                                                               2,700                 24,246
       *   Gilead Sciences, Inc.                                                                     1,500                 76,035
       *   Greatbatch, Inc.                                                                            900                 26,082
       *   GTx, Inc.                                                                                   221                  1,730
       *   Haemonetics Corp.                                                                           900                 46,017
       *   Halozyme Therapeutics, Inc.                                                                 200                    362
       *   Hanger Orthopedic Group, Inc.                                                             1,100                  6,963
       *   Harvard Bioscience, Inc.                                                                    700                  2,695
           HCA, Inc.                                                                                 2,700                137,673

           Health Management Associates, Inc.                                                        4,400                103,048
       *   Health Net, Inc.                                                                            900                 45,927
       *   HealthExtras, Inc.                                                                        1,177                 26,624
       *   HealthStream, Inc.                                                                          800                  1,719
       *   HealthTronics Surgical Services, Inc.                                                     1,500                 11,010
       *   Hemispherx Biopharma, Inc.                                                                  900                  2,241
           Hillenbrand Indutries, Inc.                                                               1,400                 68,040
       *   Hi-Tech Pharmacal Co., Inc.                                                                 400                 15,284
       *   HMS Holdings Corp.                                                                          900                  6,795
       *   Hollis-Eden Pharmaceuticals, Inc.                                                           800                  4,288
       *   Hologic, Inc.                                                                               400                 28,428
           Hooper Holmes, Inc.                                                                       2,500                  7,300
       *   Horizon Health Corp.                                                                        500                 11,610
       *   Hospira, Inc.                                                                             1,100                 48,565
       *   Human Genome Sciences, Inc.                                                               5,200                 48,100
       *   Humana, Inc.                                                                              3,500                160,405
       *   ICOS Corp.                                                                                1,200                 34,188
       *   ICU Medical, Inc.                                                                           500                 17,990
       *   Idenix Pharmaceuticals, Inc.                                                                370                  7,681
       *   IDEXX Laboratories, Inc.                                                                    400                 28,620
       *   IDX Systems Corp.                                                                           900                 39,303
       *   I-Flow Corp.                                                                                600                  7,866
       *   Illumina, Inc.                                                                              900                 14,175
       *   ImClone Systems, Inc.                                                                     1,100                 35,651
       *   Immtech International, Inc.                                                                 100                    795
       *   Immunicon Corp.                                                                           1,200                  5,004
       *   ImmunoGen, Inc.                                                                           1,800                  9,954
       *   Implant Sciences Corp.                                                                      500                  2,035
       *   Incyte Corp.                                                                                800                  4,448
       *   Indevus Pharmaceuticals, Inc.                                                             1,600                  6,416
       *   Inhibitex, Inc.                                                                             200                  1,832
       *   Inovio Biomedical Corp.                                                                     800                  1,848
       *   Inspire Pharmaceuticals, Inc.                                                             1,700                 12,308
       *   Integra LifeSciences Holdings                                                               900                 32,886
       *   IntegraMed America, Inc.                                                                    200                  2,184
       *   Intermagnetics General Corp.                                                              1,200                 40,128
       *   InterMune, Inc.                                                                           1,000                 14,450
       *   IntraLase Corp.                                                                             500                  8,655
       *   Introgen Therapeutics, Inc.                                                                 200                  1,236
       *   Intuitive Surgical, Inc.                                                                    400                 44,688
           Invacare Corp.                                                                            1,200                 40,992
       *   Inverness Medical Innovations, Inc.                                                       1,300                 31,200
       *   Invitrogen Corp.                                                                          1,400                 93,310
       *   Iridex Corp.                                                                                400                  2,884
       *   IRIS International, Inc.                                                                    300                  7,401
       *   Isis Pharmaceuticals, Inc.                                                                2,300                 11,661
       *   IVAX Diagnostics, Inc.                                                                    1,100                  4,070
           Johnson & Johnson                                                                         7,800                481,650
       *   Kendle International, Inc.                                                                  700                 16,730
       *   Kensey Nash Corp.                                                                           400                  9,156
       *   Keryx Biopharmaceuticals, Inc.                                                              700                  9,723
       *   Kindred Healthcare, Inc.                                                                  1,200                 33,216
       *   Kinetic Concepts, Inc.                                                                      600                 23,370
       *   Kos Pharmaceuticals, Inc.                                                                   700                 46,606
       *   Kosan Biosciences, Inc.                                                                   1,400                 10,136

       *   K-V Pharmaceutical Co. Class A                                                              800                 15,840
       *   K-V Pharmaceutical Co. Class B                                                              300                  6,000
       *   Kyphon, Inc.                                                                                800                 33,992
       *   Laboratory Corp. of America Holdings                                                      2,900                150,481
       *   Lannet Co., Inc.                                                                            400                  2,728
       *   Laserscope                                                                                  300                  6,456
           LCA-Vision, Inc.                                                                            400                 19,092
       *   Lexicon Genetics, Inc.                                                                    1,800                  6,804
       *   Lifecell Corp.                                                                              700                 12,866
       *   Lifecore Biomedical, Inc.                                                                   600                  8,988
       *   Lifeline Systems, Inc.                                                                      700                 24,871
       *   LifePoint Hospitals, Inc.                                                                 2,300                 87,515
       *   Lincare Holdings, Inc.                                                                    2,000                 85,860
       *   Lipid Sciences, Inc.                                                                        200                    550
       *   Luminex Corp.                                                                               600                  6,288
       *   Magellan Health Services, Inc.                                                            1,300                 37,986
       *   Mannkind Corp.                                                                              500                  6,485
           Manor Care, Inc.                                                                          2,800                110,404
       *   Matria Healthcare, Inc.                                                                     800                 27,144
       *   Matrixx Initiatives, Inc.                                                                   400                  8,704
       *   Maxygen, Inc.                                                                             1,600                 11,808
           McKesson Corp.                                                                            3,300                165,990
       *   Medarex, Inc.                                                                             3,300                 34,518
       *   MedCath Corp.                                                                               400                  7,776
       *   Medco Health Solutions, Inc.                                                              4,600                246,790
       *   Medical Action Industries, Inc.                                                             493                  9,303
       *   Medical Staffing Network Holdings, Inc.                                                     800                  4,416
           Medicis Pharmaceutical Corp. Class A                                                      2,000                 63,820
       *   Medimmune, Inc.                                                                           1,700                 61,047
       *   MEDTOX Scientific, Inc.                                                                     400                  3,004
           Medtronic, Inc.                                                                           3,800                211,166
       *   Memory Pharmaceuticals Corp.                                                              1,000                  2,120
       *   Memry Corp.                                                                                 600                  1,158
           Mentor Corp.                                                                                600                 29,244
           Merck & Co., Inc.                                                                        10,100                296,940
       *   Merge Technologies, Inc.                                                                    900                 25,686
           Meridian Bioscience, Inc.                                                                   400                  7,468
       *   Merit Medical Systems, Inc.                                                               1,000                 12,800
       *   Metropolitan Health Networks, Inc.                                                        1,400                  3,318
       *   MGI Pharma, Inc.                                                                          1,300                 25,662
       *   Micro Therapeutics, Inc.                                                                    700                  4,354
       *   MicroIslet, Inc.                                                                            400                    696
       *   Microtek Medical Holdings, Inc.                                                           1,814                  6,730
       *   Millennium Pharmaceuticals, Inc.                                                         14,800                155,548
       *   Millipore Corp.                                                                           1,000                 63,760
       *   Molecular Devices Corp.                                                                     800                 21,480
       *   Momenta Pharmaceutical, Inc.                                                                600                 13,260
       *   Monogram Biosciences, Inc.                                                                4,300                  7,697
       *   MTS Medication Technologies                                                                 100                    610
       *   Myogen, Inc.                                                                                700                 15,218
       *   Myriad Genetics, Inc.                                                                     1,400                 26,894
       *   Nabi Biopharmaceuticals                                                                   2,500                  8,025
       *   Nanogen, Inc.                                                                             2,100                  5,922
       *   Nastech Pharmaceutical Co., Inc.                                                            400                  5,720
       *   National Dentex Corp.                                                                       200                  4,037

           National Healthcare Corp.                                                                   500                 18,765
           National Home Health Care Corp.                                                             100                    987
           National Research Corp.                                                                     200                  3,300
       *   Natus Medical, Inc.                                                                         600                  9,924
       *   Nektar Therapeutics                                                                       3,100                 52,142
       *   Neogen Corp.                                                                                330                  6,629
       *   Neopharm, Inc.                                                                              400                  3,776
       *   Neose Technologies, Inc.                                                                  1,100                  1,925
       *   Neurocrine Biosciences, Inc.                                                                800                 47,616
       *   Neurogen Corp.                                                                            1,543                 11,480
       *   Neurometric, Inc.                                                                           300                  9,327
       *   New Brunswick Scientific Co., Inc.                                                          500                  3,240
       *   New River Pharmaceuticals, Inc.                                                             400                 18,900
       *   NitroMed, Inc.                                                                              400                  6,496
       *   NMT Medical, Inc.                                                                           400                  7,388
       *   Northfield Laboratories, Inc.                                                             1,000                 12,820
       *   NovaMed, Inc.                                                                             1,100                  7,524
       *   Novavax, Inc.                                                                               900                  3,123
       *   Noven Pharmaceuticals, Inc.                                                                 600                  8,106
       *   NPS Pharmaceuticals, Inc.                                                                   500                  5,795
       *   Nutraceutical International Corp.                                                           600                  7,716
       *   NuVasive, Inc.                                                                              400                  6,880
       *   Nuvelo, Inc.                                                                              2,000                 17,420
           NWH, Inc.                                                                                   100                  1,334
       *   Occulogix, Inc.                                                                             400                  3,068
       *   Odyssey Healthcare, Inc.                                                                  1,400                 25,928
           Omnicare, Inc.                                                                            2,300                130,985
       *   Omnicell, Inc.                                                                              700                  6,986
       *   Onyx Pharmaceuticals, Inc.                                                                  300                  7,569
           Option Care, Inc.                                                                         1,300                 16,289
       *   OraSure Technologies, Inc.                                                                  900                 12,204
           Owens & Minor, Inc.                                                                       1,800                 51,048
       *   Oxigene, Inc.                                                                               800                  3,808
       *   Pain Therapeutics, Inc.                                                                   1,400                 10,122
       *   PainCare Holdings, Inc.                                                                   1,600                  5,936
       *   Palatin Technologies, Inc.                                                                  600                  2,148
       *   Palomar Medical Technologies, Inc.                                                          300                 10,209
       *   Panacos Pharmaceuticals, Inc.                                                               900                  7,119
       *   Par Pharmaceutical Companies, Inc.                                                          700                 18,627
       *   Parexel International Corp.                                                               1,200                 24,684
       *   Patterson Companies, Inc.                                                                   400                 13,976
       *   Pediatric Services of America, Inc.                                                         400                  6,488
       *   Pediatrix Medical Group, Inc.                                                             1,000                 84,560
       *   Penwest Pharmaceuticals Co.                                                                 440                  7,458
           PerkinElmer, Inc.                                                                         5,800                132,298
           Perrigo Co.                                                                               1,700                 24,650
       *   Per-Se Technologies, Inc.                                                                   700                 16,016
           Pfizer, Inc.                                                                             91,800              1,946,160
           Pharmaceutical Products Development Service, Inc.                                         1,100                 64,119
       *   Pharmacyclics, Inc.                                                                       1,000                  7,430
       *   Pharmion Corp.                                                                              700                 12,159
       *   PhotoMedex, Inc.                                                                            900                  1,422
           PolyMedica Corp.                                                                          1,100                 41,756
       *   Possis Medical, Inc.                                                                        800                  8,000
       *   Pozen, Inc.                                                                                 500                  5,085

       *   PRA International                                                                           390                 10,819
       *   Progenics Pharmaceuticals, Inc.                                                             400                 10,588
       *   Protein Design Labs, Inc.                                                                 1,200                 33,420
       *   PSS World Medical, Inc.                                                                   2,800                 46,116
       *   Psychiatric Solutions, Inc.                                                                 500                 28,210
           Quest Diagnostics, Inc.                                                                   1,200                 60,108
       *   Quidel Corp.                                                                              1,150                 16,054
       *   Quigley Corp.                                                                               400                  5,640
       *   Radiation Therapy Services, Inc.                                                            400                 15,176
       *   Radiologix, Inc.                                                                          1,200                  3,720
       *   Regeneration Technologies, Inc.                                                             600                  4,926
       *   Regeneron Pharmaceuticals, Inc.                                                           2,222                 24,820
       *   RegeneRx Biopharmaceuticals, Inc.                                                           300                    990
       *   RehabCare Group, Inc.                                                                       200                  3,872
       *   Renovis, Inc.                                                                               600                  9,516
       *   Repligen Corp.                                                                            1,200                  3,552
       *   Res-Care, Inc.                                                                            1,156                 20,010
       *   ResMed, Inc.                                                                                800                 32,640
       *   Respironics, Inc.                                                                         1,300                 50,284
       *   Retractable Technologies, Inc.                                                              900                  3,762
       *   Rigel Pharmaceuticals, Inc.                                                                 400                  8,768
       *   Rita Medical Systems, Inc.                                                                2,000                  8,220
       *   Rochester Medical Corp.                                                                     100                    949
       *   Sangamo BioSciences, Inc.                                                                 1,000                  3,950
       *   Santarus, Inc.                                                                            1,650                  9,900
       *   Schein (Henry), Inc.                                                                      2,500                106,625
           Schering-Plough Corp.                                                                     4,600                 88,872
       *   SciClone Pharmaceuticals, Inc.                                                            2,300                  9,016
       *   SCOLR Pharma, Inc.                                                                          500                  2,170
       *   Seattle Genetics, Inc.                                                                    2,022                 10,049
       *   Senomyx, Inc.                                                                               400                  5,096
       *   Sepracor, Inc.                                                                              600                 32,988
       *   SeraCare Life Sciences, Inc.                                                                600                 13,158
       *   Serologicals Corp.                                                                        1,400                 28,112
       *   SFBC International, Inc.                                                                    700                 14,763
       *   Sierra Health Services, Inc.                                                                400                 31,288
       *   Sirna Therapeutics, Inc.                                                                  1,000                  3,550
       *   Sonic Innovations, Inc.                                                                     400                  1,460
       *   SonoSite, Inc.                                                                              700                 26,292
       *   Sonus Pharmaceuticals, Inc.                                                                 200                    878
           Span-American Medical System, Inc.                                                          100                  1,035
       *   Specialty Laboratories, Inc.                                                                600                  7,902
       *   Spectranetics Corp.                                                                         500                  5,500
       *   Spectrum Pharmaceuticals, Inc.                                                              500                  2,070
       *   SRI/Surgical Express, Inc.                                                                  399                  2,424
       *   St. Jude Medical, Inc.                                                                    1,200                 57,324
       *   Staar Surgical Co.                                                                        1,100                  6,270
       *   Stereotaxis, Inc.                                                                           300                  2,118
           Steris Corp.                                                                              3,100                 77,872
       *   Stratagene Corp.                                                                            926                  9,538
       *   Strategic Diagnostics, Inc.                                                                 908                  2,996
           Stryker Corp.                                                                             1,000                 43,300
       *   Sun Healthcare Group, Inc.                                                                  500                  3,660
       *   Sunrise Senior Living, Inc.                                                               1,900                 63,460
       *   SuperGen, Inc.                                                                            2,300                 12,880

       *   SurModics, Inc.                                                                             400                 15,684
       *   Sybron Dental Specialties, Inc.                                                           1,100                 48,114
       *   Symbion, Inc.                                                                               952                 25,504
       *   Symmetry Medical, Inc.                                                                      500                  9,185
       *   Synovis Life Technologies, Inc.                                                             500                  4,070
       *   Tanox, Inc.                                                                               1,500                 24,915
       *   Techne Corp.                                                                                600                 33,156
       *   Telik, Inc.                                                                               1,400                 23,492
       *   Tenet Healthcare Corp.                                                                    8,300                 64,906
       *   The Medicines Co.                                                                         1,200                 21,924
       *   Theragenics Corp.                                                                           600                  1,824
       *   Thermo Electron Corp.                                                                     3,800                117,230
       *   Third Wave Technologies, Inc.                                                               900                  2,466
       *   Thoratec Corp.                                                                            2,400                 49,080
       *   Threshold Pharmaceuticals, Inc.                                                              48                    644
       *   Titan Pharmaceuticals, Inc.                                                                 400                    604
       *   Triad Hospitals, Inc.                                                                     2,300                 98,118
       *   Trimeris, Inc.                                                                              500                  5,470
       *   TriPath Imaging, Inc.                                                                     1,500                  9,240
       *   Tripos, Inc.                                                                                600                  1,830
       *   TriZetto Group, Inc.                                                                        900                 14,625
       *   U.S. Physical Therapy, Inc.                                                                 600                 11,874
       *   United Surgical Partners International, Inc.                                              2,000                 69,420
       *   United Therapeutics Corp.                                                                   400                 28,572
           UnitedHealth Group, Inc.                                                                  4,200                251,412
           Universal Health Services, Inc.                                                           2,100                100,632
       *   Urologix, Inc.                                                                              900                  3,906
           Utah Medical Products, Inc.                                                                  99                  2,869
           Valeant Pharmaceuticals International                                                     2,400                 39,552
       *   Varian Medical Systems, Inc.                                                                800                 40,656
       *   Varian, Inc.                                                                              1,500                 62,940
       *   Vascular Solutions, Inc.                                                                    100                    854
       *   VCA Antech, Inc.                                                                          1,000                 27,960
       *   Ventana Medical Systems, Inc.                                                               700                 26,957
       *   Ventiv Health, Inc.                                                                         900                 22,194
       *   Vertex Pharmaceuticals, Inc.                                                              1,400                 35,700
       *   ViaCell, Inc.                                                                               400                  2,424
       *   Viasys Healthcare, Inc.                                                                   1,300                 35,490
       *   Vical, Inc.                                                                                 900                  4,635
       *   ViroPharma, Inc.                                                                          1,200                 20,964
       *   VistaCare, Inc.                                                                             500                  6,900
       *   Vital Images, Inc.                                                                          400                 10,656
           Vital Signs, Inc.                                                                           500                 23,865
       *   Vivus, Inc.                                                                               1,800                  5,904
       *   Waters Corp.                                                                                700                 27,461
       *   Watson Pharmaceuticals, Inc.                                                              3,300                110,088
       *   WellCare Health Plans, Inc.                                                               1,400                 55,272
       *   WellChoice, Inc.                                                                            700                 54,215
       *   WellPoint, Inc.                                                                           9,200                706,836
           West Pharmaceutical Services, Inc.                                                        1,300                 32,461
       *   Wright Medical Group, Inc.                                                                1,300                 25,207
           Wyeth                                                                                     4,200                174,552
           Young Innovations, Inc.                                                                     400                 14,576
       *   Zevex International, Inc.                                                                   100                  1,311
       *   Zila, Inc.                                                                                1,400                  4,690

       *   Zimmer Holdings, Inc.                                                                       700                 43,869
       *   Zoll Medical Corp.                                                                          500                 13,005
       *   Zymogenetics, Inc.                                                                        2,200                 35,310
                                                                                                              -------------------
Total Health Care                                                                                                      17,675,526
                                                                                                              -------------------
Energy -- (8.1%)
       *   Abraxas Petroleum Corp.                                                                   1,300                  8,619
           Adams Resources & Energy, Inc.                                                              100                  2,220
       *   Allis-Chalmers Energy, Inc.                                                                 700                  7,602
       *   Alpha Natural Resources, Inc.                                                               400                  9,608
           Amerada Hess Corp.                                                                        1,700                208,284
       *   American Oil & Gas, Inc.                                                                    600                  2,538
           Anadarko Petroleum Corp.                                                                  3,700                335,257
           Apache Corp.                                                                              4,900                319,872
           Arch Coal, Inc.                                                                             400                 30,816
       *   Arena Resources, Inc.                                                                       300                  7,530
       *   Atlas America, Inc.                                                                         600                 33,924
       *   ATP Oil & Gas Corp.                                                                         400                 14,444
       *   Atwood Oceanics, Inc.                                                                       600                 42,594
           Baker Hughes, Inc.                                                                        1,500                 86,025
           Barnwell Industries, Inc.                                                                   300                  6,213
           Berry Petroleum Corp. Class A                                                               800                 45,640
       *   Bill Barret Corp.                                                                           300                 11,775
           BJ Services Co.                                                                           2,000                 73,300
       *   Bolt Technology Corp.                                                                       400                  3,312
       *   Brigham Exploration Co.                                                                   1,910                 23,378
           Burlington Resources, Inc.                                                                2,300                166,175
           Cabot Oil & Gas Corp.                                                                     1,800                 75,978
       *   Cal Dive International, Inc.                                                              1,100                 79,871
       *   Callon Petroleum Co.                                                                        700                 12,390
           CARBO Ceramics, Inc.                                                                        900                 53,082
       *   Carrizo Oil & Gas, Inc.                                                                   1,100                 27,863
           Castle Energy Corp.                                                                         300                  5,559
       *   Cheniere Energy, Inc.                                                                       800                 28,664
           Chesapeake Energy Corp.                                                                   7,600                220,020
           Chevron Corp.                                                                            32,000              1,833,920
       *   Cimarex Energy Co.                                                                        3,700                143,967
       *   Clayton Williams Energy, Inc.                                                               400                 15,228
       *   Comstock Resources, Inc.                                                                  2,000                 61,340
           ConocoPhillips                                                                           21,600              1,307,016
           CONSOL Energy, Inc.                                                                         600                 38,832
       *   Contango Oil & Gas Co.                                                                      600                  5,958
       *   Cooper Cameron Corp.                                                                      1,000                 79,630
           Crosstex Energy, Inc.                                                                       300                 19,611
       *   Dawson Geophysical Co.                                                                      300                  9,228
       *   Delta Petroleum Corp.                                                                     1,700                 27,370
       *   Denbury Resources, Inc.                                                                   3,200                 72,448
           Diamond Offshore Drilling, Inc.                                                           1,000                 62,550
       *   Dril-Quip, Inc.                                                                             500                 25,500
       *   Dune Energy, Inc.                                                                           800                  1,976
       *   Edge Petroleum Corp.                                                                        700                 17,122
           El Paso Corp.                                                                             4,700                 51,653
       *   Encore Acquisition Co.                                                                    2,100                 65,184
       *   Endeavour International Corp.                                                             3,200                 11,520
       *   Energy Partners, Ltd.                                                                     1,700                 39,338

           ENSCO International, Inc.                                                                 3,400                161,024
           EOG Resources, Inc.                                                                       1,100                 78,925
           Exxon Mobil Corp.                                                                        47,800              2,773,834
       *   FMC Technologies, Inc.                                                                    1,000                 41,090
       *   Forest Oil Corp.                                                                          2,500                112,025
       *   Foundation Coal Holdings, Inc.                                                              700                 24,899
           Frontier Oil Corp.                                                                          800                 30,144
       *   FX Energy, Inc.                                                                             700                  8,022
       *   Gasco Energy, Inc.                                                                        1,400                  9,548
       *   Giant Industries, Inc.                                                                      700                 37,555
       *   GMX Resources, Inc.                                                                         100                  2,761
       *   Goodrich Petroleum Corp.                                                                    400                  9,156
       *   Grant Prideco, Inc.                                                                         900                 34,551
       *   Grey Wolf, Inc.                                                                           7,400                 55,574
           Gulf Island Fabrication, Inc.                                                               500                 12,425
       *   Gulfmark Offshore, Inc.                                                                     900                 30,042
           Halliburton Co.                                                                           1,400                 89,110
       *   Hanover Compressor Co.                                                                    4,900                 66,248
       *   Harvest Natural Resources, Inc.                                                           1,700                 15,606
           Helmerich & Payne, Inc.                                                                   2,500                145,050
           Holly Corp.                                                                               1,000                 60,820
       *   Hornbeck Offshore Services, Inc.                                                            900                 29,484
       *   Houston Exploration Co.                                                                   1,200                 65,592
       *   Hydril Co.                                                                                  600                 38,460
       *   Infinity, Inc.                                                                              300                  2,046
       *   Input/Output, Inc.                                                                        3,500                 26,040
       *   KCS Energy, Inc.                                                                          1,500                 39,225
           Kerr-McGee Corp.                                                                          2,000                172,900
       *   KFX, Inc.                                                                                 1,000                 12,650
           Kinder Morgan, Inc.                                                                         900                 81,540
       *   Lone Star Technologies, Inc.                                                              1,400                 68,600
           Lufkin Industries, Inc.                                                                     700                 31,325
           Marathon Oil Corp.                                                                        5,500                326,095
           Maritrans, Inc.                                                                             400                 11,556
           MarkWest Hydrocarbon, Inc.                                                                  300                  6,570
           Massey Energy Co.                                                                         2,700                102,465
       *   Matrix Service Co.                                                                          900                  8,379
       *   Maverick Tube Corp.                                                                       2,000                 76,100
       *   McMoran Exploration Co.                                                                     800                 14,480
       *   Meridian Resource Corp.                                                                   4,000                 16,480
       *   Mitcham Industries, Inc.                                                                    400                  5,876
           Murphy Oil Corp.                                                                          4,000                197,840
       *   NATCO Group, Inc. Class A                                                                   700                 16,240
       *   National-Oilwell, Inc.                                                                    3,900                236,418
       *   Natural Gas Services Group                                                                  100                  2,275
       *   Newfield Exploration Co.                                                                  2,600                120,276
       *   Newpark Resources, Inc.                                                                   3,900                 28,587
           Noble Energy, Inc.                                                                        5,200                194,324
       *   NS Group, Inc.                                                                              800                 32,832
           Occidental Petroleum Corp.                                                                6,000                475,800
       *   Oceaneering International, Inc.                                                           1,200                 61,200
       *   Offshore Logistics, Inc.                                                                  1,100                 33,715
       *   Oil States International, Inc.                                                            2,200                 74,932
       *   OMNI Energy Services Corp.                                                                  100                    303
           Overseas Shipholding Group, Inc.                                                          1,500                 76,440

           Panhandle Royalty Co.                                                                       100                  3,171
       *   Parallel Petroleum Corp.                                                                    500                  8,205
       *   Parker Drilling Co.                                                                       2,900                 27,637
           Patterson-UTI Energy, Inc.                                                                1,300                 40,612
           Peabody Energy Corp.                                                                      1,000                 78,860
           Penn Virginia Corp.                                                                         900                 53,694
       *   Petrohawk Energy Corp.                                                                    3,000                 39,930
           Pioneer Natural Resources Co.                                                             2,900                147,697
       *   Plains Exploration & Production Co.                                                       1,400                 59,360
           Pogo Producing Co.                                                                        2,900                142,100
       *   Pride International, Inc.                                                                 3,600                107,244
       *   Quicksilver Resources, Inc.                                                               1,100                 41,646
           Range Resources Corp.                                                                     1,200                 44,688
       *   Remington Oil & Gas Corp.                                                                 1,300                 43,498
       *   Rentech, Inc.                                                                             2,400                  7,440
           Resource America, Inc.                                                                      800                 13,392
           Rowan Companies, Inc.                                                                     3,600                129,168
       *   Royale Energy, Inc.                                                                         400                  2,664
           RPC, Inc.                                                                                   600                 19,920
       *   SEACOR Holdings, Inc.                                                                     1,100                 74,085
           Smith International, Inc.                                                                 1,400                 52,906
       *   Southwestern Energy Co.                                                                   1,200                 40,884
       *   Spinnaker Exploration Co.                                                                   600                 39,162
           St. Mary Land & Exploration Co.                                                           2,100                 74,802
       *   Stone Energy Corp.                                                                        1,200                 53,280
           Sunoco, Inc.                                                                              1,100                 84,920
       *   Superior Energy Services, Inc.                                                            3,300                 71,841
       *   Swift Energy Corp.                                                                        1,300                 60,047
       *   Syntroleum Corp.                                                                          1,100                  8,877
           Tesoro Petroleum Corp.                                                                    1,500                 82,605
       *   Teton Energy Corp.                                                                          600                  3,258
       *   TETRA Technologies, Inc.                                                                  1,500                 43,950
       *   TGC Industries, Inc.                                                                        300                  1,836
           The Williams Companies, Inc.                                                              2,200                 47,300
           Tidewater, Inc.                                                                           2,800                126,560
       *   Todco Class A                                                                               500                 20,745
       *   Toreador Resources Corp.                                                                    500                 11,395
       *   Transmeridian Exploration, Inc.                                                           1,900                  8,930
       *   TransMontaigne, Inc.                                                                      2,100                 13,104
       *   Tri-Valley Corp.                                                                            300                  3,012
       *   Unit Corp.                                                                                1,700                 92,072
       *   Universal Compression Holdings, Inc.                                                      1,500                 60,570
           USEC, Inc.                                                                                1,600                 17,600
       *   VAALCO Energy, Inc.                                                                       2,800                 11,284
           Valero Energy Corp.                                                                       3,000                288,600
       *   Veritas DGC, Inc.                                                                         1,600                 52,320
           Vintage Petroleum, Inc.                                                                   1,500                 78,570
           W&T Offshore, Inc.                                                                          100                  2,925
       *   Warren Resources, Inc.                                                                      400                  6,276
           Western Gas Resources, Inc.                                                               2,100                100,128
       *   Westmoreland Coal Co.                                                                       200                  4,290
       *   W-H Energy Services, Inc.                                                                 1,300                 43,329
       *   Whiting Petroleum Corp.                                                                   1,700                 70,465
           World Fuel Services Corp.                                                                 1,100                 37,785
           XTO Energy, Inc.                                                                          1,600                 65,104
                                                                                                              -------------------
Total Energy                                                                                                           15,183,141
                                                                                                              -------------------

Consumer Staples -- (5.1%)
           Alberto-Culver Co. Class B                                                                1,900                 82,612
           Albertson's, Inc.                                                                        11,600                272,600
           Altria Group, Inc.                                                                       14,900              1,084,571
           Anheuser-Busch Companies, Inc.                                                            2,100                 91,854
           Archer-Daniels-Midland Co.                                                                9,100                214,487
       *   Arden Group, Inc. Class A                                                                   200                 17,448
           Avon Products, Inc.                                                                         900                 24,615
       *   BJ's Wholesale Club, Inc.                                                                 3,100                 82,119
       *   Boston Beer Co., Inc. Class A                                                               400                 10,824
           Brown-Forman Corp. Class B                                                                  200                 13,752
       *   Cagle's, Inc. Class A                                                                       100                    830
       *   Calavo Growers, Inc.                                                                        500                  5,075
           Cal-Maine Foods, Inc.                                                                       400                  2,504
           Campbell Soup Co.                                                                         1,300                 39,273
           Casey's General Stores, Inc.                                                              2,300                 52,946
           CCA Industries, Inc.                                                                        100                    826
       *   Central European Distribution Corp.                                                         445                 19,451
       *   Central Garden & Pet Co.                                                                    800                 35,216
       *   Chattem, Inc.                                                                               500                 15,885
           Chiquita Brands International, Inc.                                                       1,800                 37,440
           Church & Dwight Co., Inc.                                                                 2,300                 76,406
           Clorox Co.                                                                                  700                 37,996
           Coca-Cola Bottling Co. Consolidated                                                         407                 18,722
           Coca-Cola Co.                                                                             7,800                332,982
           Coca-Cola Enterprises, Inc.                                                              12,200                234,484
           Colgate-Palmolive Co.                                                                     1,600                 87,232
           ConAgra, Inc.                                                                             6,100                131,150
       *   Constellation Brands, Inc.                                                                5,100                120,462
       *   Constellation Brands, Inc.                                                                  500                 11,810
           Corn Products International, Inc.                                                         3,600                 80,100
           Costco Wholesale Corp.                                                                    4,300                214,914
       *   Cuisine Solutions, Inc.                                                                     300                  2,475
           CVS Corp.                                                                                 4,700                126,994
       *   Darling International, Inc.                                                               1,400                  4,746
       *   Dean Foods Co.                                                                            3,300                126,027
       *   Del Monte Foods Co.                                                                       9,000                 88,920
           Delta & Pine Land Co.                                                                       700                 16,492
           Dreyer's Grand Ice Cream Holdings, Inc. Class A                                             300                 24,810
       *   Elizabeth Arden, Inc.                                                                     1,200                 22,848
       *   Energizer Holdings, Inc.                                                                    800                 42,168
           Estee Lauder Companies, Inc.                                                                600                 19,806
           Farmer Brothers Co.                                                                         400                  8,148
           Flowers Foods, Inc.                                                                       2,600                 67,392
       *   Fresh Brands, Inc.                                                                          100                    609
       *   Galaxy Nutritional Foods, Inc.                                                              100                    140
           General Mills, Inc.                                                                       3,900                185,367
       *   Gold Kist. Inc.                                                                             500                  7,960
           Golden Enterprises, Inc.                                                                    285                    969
       *   Great Atlantic & Pacific Tea Co., Inc.                                                      900                 27,144
       *   Green Mountain Coffee, Inc.                                                                 212                  8,696
       *   Griffin Land & Nurseries, Inc. Class A                                                      100                  2,490
       *   Hain Celestial Group, Inc.                                                                1,600                 35,728

           Heinz (H.J.) Co.                                                                          1,500                 52,080
       *   Hines Horticulture, Inc.                                                                    300                  1,125
           Hormel Foods Corp.                                                                        3,100                101,680
           Ingles Market, Inc. Class A                                                                 500                  8,420
           Inter Parfums, Inc.                                                                         700                 11,592
           J & J Snack Foods Corp.                                                                     400                 24,296
           J. M. Smucker Co.                                                                         2,300                104,305
           Kellogg Co.                                                                               1,300                 57,291
           Kimberly-Clark Corp.                                                                      1,700                100,266
           Kraft Foods, Inc.                                                                         6,500                188,110
           Lancaster Colony Corp.                                                                    1,700                 66,300
           Lance, Inc.                                                                               1,400                 25,676
       *   Lifeway Foods, Inc.                                                                         300                  3,268
           Loews Corp. - Carolina Group                                                                600                 24,150
           Longs Drug Stores Corp.                                                                   1,700                 72,471
       *   M&F Worldwide Corp.                                                                         700                 11,900
           Marsh Supermarkets, Inc. Class A                                                            200                  2,194
           Marsh Supermarkets, Inc. Class B                                                            100                  1,071
           McCormick & Co., Inc.                                                                       800                 24,976
       *   Medifast, Inc.                                                                              700                  3,773
           MGP Ingredients, Inc.                                                                       750                  8,452
           Molson Coors Brewing Co.                                                                  1,800                119,862
           Nash Finch Co.                                                                              400                 10,748
       *   National Beverage Corp.                                                                   1,700                 12,733
       *   Natrol, Inc.                                                                                200                    400
       *   Natural Alternatives International, Inc.                                                    100                    578
       *   Natural Health Trends Corp.                                                                 300                  3,063
           Nature's Sunshine Products, Inc.                                                            600                 11,046
       *   NBTY, Inc.                                                                                2,700                 52,974
           Nu Skin Enterprises, Inc. Class A                                                         1,300                 22,594
           Oil-Dri Corp. of America                                                                    100                  1,799
       *   Omega Protein Corp.                                                                       1,100                  6,633
       *   Parlux Fragrances, Inc.                                                                     400                 11,512
       *   Pathmark Stores, Inc.                                                                     2,200                 23,672
       *   Peet's Coffee & Tea, Inc.                                                                   600                 18,630
           Pepsi Bottling Group, Inc.                                                                5,000                147,500
           PepsiAmericas, Inc.                                                                       5,300                121,158
           PepsiCo, Inc.                                                                             5,500                325,600
       *   Performance Food Group Co.                                                                1,900                 53,960
           Pilgrim's Pride Corp.                                                                     2,600                 83,200
       *   Playtex Products, Inc.                                                                    2,100                 29,400
       *   PriceSmart, Inc.                                                                          1,100                  9,119
           Procter & Gamble Co.                                                                     11,300                646,247
           Pyramid Breweries, Inc.                                                                     200                    468
           Ralcorp Holdings, Inc.                                                                    1,400                 58,366
           Reliv International, Inc.                                                                   400                  3,912
       *   Revlon, Inc.                                                                             11,000                 27,500
           Reynolds American, Inc.                                                                   2,800                249,256
       *   Rite Aid Corp.                                                                            5,900                 21,771
           Rocky Mountain Chocolate Factory, Inc.                                                      100                  1,560
           Ruddick Corp.                                                                             1,900                 38,399
           Safeway, Inc.                                                                             9,700                225,525
           Sanderson Farms, Inc.                                                                     1,000                 35,620
           Sara Lee Corp.                                                                            1,800                 32,508
       *   Schiff Nutrition International, Inc.                                                        600                  3,288

       *   Seneca Foods Corp. Class A                                                                  100                  1,824
       *   Seneca Foods Corp. Class B                                                                  100                  1,825
       *   Smart & Final Food, Inc.                                                                  1,300                 17,550
       *   Smithfield Foods, Inc.                                                                    5,300                154,919
       *   Spartan Stores, Inc.                                                                      1,000                 10,010
           Supervalu, Inc.                                                                           3,900                127,608
           Sysco Corp.                                                                               1,300                 42,016
           Tasty Baking Co.                                                                            500                  3,900
           The Hershey Co.                                                                             600                 32,544
       *   The Kroger Co.                                                                            4,200                 81,732
           The Topps Co., Inc.                                                                       1,600                 12,704
       *   Tofutti Brands, Inc.                                                                        100                    310
           Tootsie Roll Industries, Inc.                                                             1,600                 48,336
           Tyson Foods, Inc. Class A                                                                 8,000                134,640
       *   United Natural Foods, Inc.                                                                1,400                 39,312
           United-Guardian, Inc.                                                                       300                  3,165
           Universal Corp.                                                                             300                 12,114
       *   USANA Health Services, Inc.                                                                 400                 15,792
           UST, Inc.                                                                                   600                 23,148
           Vector Group, Ltd.                                                                          815                 15,355
       *   Vermont Pure Holdings, Ltd.                                                                 600                  1,128
           Walgreen Co.                                                                              3,200                146,176
           Wal-Mart Stores, Inc.                                                                    18,800                912,928
           WD-40 Co.                                                                                   700                 19,229
           Weis Markets, Inc.                                                                        1,300                 54,730
           Whole Foods Market, Inc.                                                                    600                 88,368
       *   Wild Oats Markets, Inc.                                                                   1,200                 14,496
           Wrigley (Wm.) Jr. Co.                                                                       600                 41,154
                                                                                                              -------------------
Total Consumer Staples                                                                                                  9,631,525
                                                                                                              -------------------
Materials -- (4.5%)
       *   AEP Industries, Inc.                                                                        200                  4,600
           Air Products & Chemicals, Inc.                                                            1,600                 94,672
           Airgas, Inc.                                                                              3,600                111,960
       *   AK Steel Holding Corp.                                                                    4,900                 40,621
           Albemarle Corp.                                                                           2,200                 80,960
           Alcoa, Inc.                                                                               8,600                235,726
       *   Aleris International, Inc.                                                                1,400                 46,550
           Allegheny Technologies, Inc.                                                              1,600                 52,768
           AMCOL International Corp.                                                                 1,400                 28,490
           American Vanguard Corp.                                                                     400                  9,220
           Aptargroup, Inc.                                                                          1,700                 93,245
           Arch Chemicals, Inc.                                                                      1,100                 31,295
           Ashland, Inc.                                                                             2,400                133,800
           Atlantis Plastics, Inc.                                                                     100                    873
           Bairnco Corp.                                                                               300                  2,922
           Balchem Corp.                                                                               400                 11,032
           Ball Corp.                                                                                  800                 32,976
           Bemis Co., Inc.                                                                           4,700                129,485
           Bowater, Inc.                                                                             1,500                 46,575
       *   Brush Engineered Materials, Inc.                                                            900                 14,301
       *   Buckeye Technologies, Inc.                                                                1,000                  7,620
           Cabot Corp.                                                                               2,800                 98,140
           Calgon Carbon Corp.                                                                       1,400                  8,064
       *   Caraustar Industries, Inc.                                                                1,300                 12,818

           Carpenter Technology Corp.                                                                1,100                 72,105
       *   Castle (A.M.) & Co.                                                                         700                 14,455
           Celanese Corp. Class A                                                                      100                  1,730
           Chemtura Corp.                                                                            2,200                 26,510
           Chesapeake Corp.                                                                            900                 15,840
           Cleveland-Cliffs, Inc.                                                                      800                 76,232
       *   Coeur d'Alene Mines Corp.                                                                 9,700                 41,807
           Commercial Metals Co.                                                                     2,500                 87,750
           Compass Minerals International, Inc.                                                        900                 21,672
       *   Core Molding Technologies, Inc.                                                             500                  3,425
       *   Crown Holdings, Inc.                                                                      1,900                 35,226
           Cytec Industries, Inc.                                                                    1,300                 58,877
           Deltic Timber Corp.                                                                         500                 22,510
           Dow Chemical Co.                                                                          4,500                203,625
           DuPont (E.I.) de Nemours & Co., Inc.                                                      5,100                218,025
           Eagle Materials, Inc.                                                                       300                 34,470
           Eagle Materials, Inc. Class B                                                               300                 32,925
           Eastman Chemical Co.                                                                      1,700                 94,061
           Ecolab, Inc.                                                                              1,400                 46,578
           Empire Resources, Inc.                                                                      400                  3,420
           Engelhard Corp.                                                                           4,300                126,850
           Ferro Corp.                                                                               1,900                 35,910
           Florida Rock Industries, Inc.                                                             1,200                 59,844
       *   FMC Corp.                                                                                 1,700                 90,389
           Freeport-McMoRan Copper & Gold, Inc. Class B                                              1,000                 52,110
           Friedman Industries, Inc.                                                                   500                  2,970
           Fuller (H.B.) Co.                                                                         1,400                 43,372
           Georgia-Pacific Corp.                                                                     6,700                316,843
           Gibraltar Industries, Inc.                                                                1,400                 30,786
           Glatfelter (P.H.) Co.                                                                     1,800                 25,956
       *   Graphic Packaging Corp.                                                                   5,300                 14,416
           Greif, Inc. Class A                                                                         300                 18,015
           Greif, Inc. Class B                                                                         500                 29,125
           Hawkins, Inc.                                                                               321                  4,526
       *   Headwaters, Inc.                                                                          1,900                 67,697
       *   Hecla Mining Co.                                                                          2,800                  9,912
       *   Hercules, Inc.                                                                            1,100                 12,936
           International Flavors & Fragrances, Inc.                                                  1,700                 55,318
           International Paper Co.                                                                   4,900                154,497
           Kronos Worldwide, Inc.                                                                    1,400                 44,170
           LaFarge North America, Inc.                                                               2,200                121,000
       *   Landec Corp.                                                                              1,000                  7,370
       *   Lesco, Inc.                                                                                 300                  4,755
           Longview Fibre Co.                                                                        2,400                 51,024
           Louisiana-Pacific Corp.                                                                   4,700                126,759
           Lubrizol Corp.                                                                            3,100                130,851
           Lyondell Chemical Co.                                                                     7,300                185,639
           MacDermid, Inc.                                                                             800                 22,728
           Martin Marietta Materials, Inc.                                                           1,300                 97,643
       *   Material Sciences Corp.                                                                     600                  8,706
       *   Maxxam, Inc.                                                                                150                  4,950
           MeadWestavco Corp.                                                                        3,800                106,362
           Metal Management, Inc.                                                                    1,200                 30,204
           Minerals Technologies, Inc.                                                                 600                 33,972
       *   Mines Management, Inc.                                                                      100                    730

           Monsanto Co.                                                                              1,500                109,905
           Myers Industries, Inc.                                                                    1,600                 22,384
       *   Nalco Holding Co.                                                                           800                 13,456
       *   Nanophase Technologies Corp.                                                                500                  3,020
           Nevada Chemicals, Inc.                                                                      300                  1,875
       *   NewMarket Corp.                                                                             700                 15,344
           Newmont Mining Corp.                                                                      4,800                221,376
           NL Industries, Inc.                                                                       2,400                 35,520
           NN, Inc.                                                                                    700                  6,958
           Northern Technologies International Corp.                                                   100                    599
       *   Northwest Pipe Co.                                                                          300                  7,368
           Nucor Corp.                                                                               3,300                221,364
           Olin Corp.                                                                                3,400                 65,450
       *   Olympic Steel, Inc.                                                                         500                 10,600
       *   OMNOVA Solutions, Inc.                                                                    1,800                  8,460
       *   Oregon Steel Mills, Inc.                                                                  1,400                 38,290
       *   Owens-Illinois, Inc.                                                                      4,300                 93,525
           Packaging Corp. of America                                                                2,000                 46,380
           Packaging Dynamics Corp.                                                                    600                  6,149
       *   Pactiv Corp.                                                                              3,200                 64,768
           Penford Corp.                                                                               200                  2,660
           Phelps Dodge Corp.                                                                        1,700                230,639
       *   Pioneer Companies, Inc.                                                                     400                  9,932
           Potlatch Corp.                                                                            1,100                 53,174
           PPG Industries, Inc.                                                                      2,500                151,825
           Praxair, Inc.                                                                             1,300                 67,600
           Quaker Chemical Corp.                                                                       300                  5,379
           Quanex Corp.                                                                              1,200                 74,220
           Reliance Steel & Aluminum Co.                                                             1,500                 96,765
           Roanoke Electric Steel Corp.                                                                400                  9,316
           Rock of Ages Corp.                                                                          100                    420
           Rock-Tenn Co. Class A                                                                     1,600                 21,280
           Rohm & Haas Co.                                                                           5,200                227,760
           Rotonics Manufacturing, Inc.                                                                400                  1,132
           Royal Gold, Inc.                                                                            500                 13,010
           RPM International, Inc.                                                                   5,300                 98,580
       *   RTI International Metals, Inc.                                                            1,050                 39,165
           Ryerson Tull, Inc.                                                                        1,200                 27,108
           Schnitzer Steel Industries, Inc. Class A                                                  1,000                 34,490
           Schulman (A.), Inc.                                                                       1,400                 29,246
           Schweitzer-Maudoit International, Inc.                                                      400                  9,524
           Scotts Co. Class A                                                                        2,400                112,608
       *   Sealed Air Corp.                                                                          1,700                 87,907
           Sensient Technologies Corp.                                                               1,100                 19,987
           Sigma-Aldrich Corp.                                                                       1,100                 72,644
           Silgan Holdings, Inc.                                                                     1,200                 42,348
           Spartech Corp.                                                                            1,300                 27,573
           Steel Dynamics, Inc.                                                                      2,000                 69,240
           Steel Technologies, Inc.                                                                    600                 15,894
           Stepan Co.                                                                                  400                 10,332
       *   Stillwater Mining Co.                                                                     4,000                 42,760
       *   Symyx Technologies, Inc.                                                                  1,100                 29,975
       *   Synalloy Corp.                                                                              276                  2,806
           Temple-Inland, Inc.                                                                       2,500                104,675
       *   Terra Industries, Inc.                                                                    2,600                 15,626

           Texas Industries, Inc.                                                                    1,100                 54,868
       *   The Mosaic Co.                                                                            2,200                 29,788
       *   Titanium Metals Corp.                                                                       800                 50,520
       *   U.S. Concrete, Inc.                                                                       1,500                 12,330
       *   United States Lime & Minerals, Inc.                                                         300                  8,757
           United States Steel Corp.                                                                 2,350                111,860
       *   Universal Stainless & Alloy Products, Inc.                                                  300                  4,250
           Valhi, Inc.                                                                               5,010                 88,026
           Valspar Corp.                                                                             4,800                120,720
           Vulcan Materials Co.                                                                      2,100                140,070
           Wausau-Mosinee Paper Corp.                                                                1,300                 15,366
           Westlake Chemical Corp.                                                                   2,800                 78,456
           Weyerhaeuser Co.                                                                          2,900                192,299
       *   Williams Industries, Inc.                                                                   100                    170
           Worthington Industries, Inc.                                                              4,200                 85,218
       *   Zoltek Companies, Inc.                                                                      800                  7,040
                                                                                                              -------------------
Total Materials                                                                                                         8,418,420
                                                                                                              -------------------
Telecommunication Services -- (2.6%)
       *   @Road, Inc.                                                                               2,700                 13,392
       *   Alamosa Holdings, Inc.                                                                    2,500                 46,200
           Alaska Communications Systems Group, Inc.                                                   600                  6,006
           Alltel Corp.                                                                              4,700                314,101
       *   American Tower Corp.                                                                      2,600                 70,954
       *   AT&T, Inc.                                                                               51,400              1,280,374
           BellSouth Corp.                                                                          28,500                776,910
       *   Broadwing Corp.                                                                           3,600                 24,192
       *   Centennial Communications Corp.                                                           2,700                 42,849
       *   Cincinnati Bell, Inc.                                                                     7,300                 28,470
           Citizens Communications Co.                                                               2,500                 32,625
           Commonwealth Telephone Enterprises, Inc.                                                    400                 13,864
       *   Crown Castle International Corp.                                                          1,000                 27,400
           CT Communications, Inc.                                                                     900                 11,088
           D&E Communications, Inc.                                                                    700                  6,335
       *   Dobson Communications Corp.                                                               5,200                 38,324
           FairPoint Communications, Inc.                                                              700                  8,365
       *   General Communications, Inc. Class A                                                      2,400                 24,360
           Hector Communications Corp.                                                                 100                  2,840
           Hickory Tech Corp.                                                                          200                  1,580
       *   IDT Corp.                                                                                   400                  4,820
       *   IDT Corp. Class B                                                                         1,900                 23,180
       *   InPhonic, Inc.                                                                            1,000                 11,810
           Iowa Telecommunications Services, Inc.                                                      400                  6,740
       *   Level 3 Communications, Inc.                                                             14,046                 47,756
       *   Lynch Interactive Corp.                                                                       1                  2,400
       *   Moscow CableCom Corp.                                                                       400                  2,286
       *   Nextel Partners, Inc.                                                                       900                 23,850
       *   NII Holdings, Inc.                                                                          800                 34,760
           North Pittsburgh Systems, Inc.                                                              700                 13,706
       *   Premiere Global Services, Inc.                                                            1,300                  9,828
       *   Price Communications Corp.                                                                2,200                 33,374
       *   Qwest Communications International, Inc.                                                 14,100                 73,884
       *   Rural Cellular Corp. Class A                                                                300                  4,170
       *   SBA Communications Corp.                                                                  2,600                 47,944
           Shenandoah Telecommunications Co.                                                           400                 16,276

           Sprint Nextel Corp.                                                                      12,500                313,000
       *   SunCom Wireless Holdings, Inc.                                                            2,600                  6,630
           SureWest Communications                                                                     500                 14,150
       *   Syniverse Holdings, Inc.                                                                    300                  5,802
       *   TALK America Holdings, Inc.                                                               1,400                 13,440
           Telephone & Data Systems, Inc.                                                            1,500                 54,825
           Telephone & Data Systems, Inc. Special Shares                                             1,500                 52,575
       *   Time Warner Telecom, Inc.                                                                 2,100                 19,740
       *   UbiquiTel, Inc.                                                                           1,900                 18,582
       *   United States Cellular Corp.                                                              1,500                 76,200
           USA Mobility, Inc.                                                                          600                 16,380
           Valor Communications Group, Inc.                                                            600                  7,284
           Verizon Communications, Inc.                                                             34,800              1,112,904
       *   Wireless Facilities, Inc.                                                                 3,100                 17,174
                                                                                                              -------------------
Total Telecommunication Services                                                                                        4,855,699
                                                                                                              -------------------
Utilities -- (2.2%)
       *   AES Corp.                                                                                 4,700                 74,119
           AGL Resources, Inc.                                                                       1,500                 53,055
       *   Allegheny Energy, Inc.                                                                    1,100                 30,613
           ALLETE, Inc.                                                                              1,000                 46,250
           Alliant Energy Corp.                                                                      2,300                 65,205
           Ameren Corp.                                                                              1,500                 78,690
           American Electric Power Co., Inc.                                                         1,400                 51,156
           American States Water Co.                                                                   600                 18,360
           Aqua America, Inc.                                                                        1,600                 59,184
       *   Aquila, Inc.                                                                             11,100                 39,405
           Artesian Resources Corp. Class A                                                             86                  2,559
           Atmos Energy Corp.                                                                        1,500                 39,855
           Avista Corp.                                                                              1,500                 26,475
           Black Hills Corp.                                                                           900                 32,895
           California Water Service Group                                                              500                 17,775
       *   Calpine Corp.                                                                            14,100                  7,191
           Cascade Natural Gas Corp.                                                                   400                  8,116
           CenterPoint Energy, Inc.                                                                  2,200                 29,084
           Central Vermont Public Service Corp.                                                        300                  6,120
           CH Energy Group, Inc.                                                                       400                 18,680
           Chesapeake Utilities Corp.                                                                  100                  3,115
           Cleco Corp.                                                                               1,500                 33,120
       *   CMS Energy Corp.                                                                          3,800                 53,124
           Connecticut Water Services, Inc.                                                            300                  7,569
           Consolidated Edison, Inc.                                                                 1,600                 72,864
           Constellation Energy Group                                                                1,400                 74,186
           Delta Natural Gas Co., Inc.                                                                 100                  2,555
           Dominion Resources, Inc.                                                                  1,000                 75,950
           DPL, Inc.                                                                                 2,400                 61,320
           DTE Energy Co.                                                                            1,400                 61,096
           Duke Energy Corp.                                                                         3,000                 80,580
           Duquesne Light Holdings, Inc.                                                             2,300                 38,985
       *   Dynegy, Inc.                                                                              6,700                 32,093
           Edison International                                                                      1,200                 54,144
       *   El Paso Electric Co.                                                                      1,400                 30,282
           Empire District Electric Co.                                                                800                 16,248
           Energen Corp.                                                                             1,400                 51,380
           Energy East Corp.                                                                         2,000                 46,900

           Energy West, Inc.                                                                           100                    950
           EnergySouth, Inc.                                                                           300                  8,307
           Entergy Corp.                                                                               700                 49,000
       *   Environmental Power Corp.                                                                   300                  2,292
           Equitable Resources, Inc.                                                                 1,000                 37,390
           Exelon Corp.                                                                              2,400                124,896
           FirstEnergy Corp.                                                                         1,200                 56,352
           Florida Public Utilities Co.                                                                100                  1,415
           FPL Group, Inc.                                                                           1,100                 46,629
           Great Plains Energy, Inc.                                                                 1,300                 37,778
           Green Mountain Power Corp.                                                                  100                  2,954
           Hawaiian Electric Industries, Inc.                                                        1,500                 39,660
           IDACORP, Inc.                                                                             1,100                 31,361
           KeySpan Corp.                                                                             1,000                 33,560
           Laclede Group, Inc.                                                                         600                 17,898
           MDU Resources Group, Inc.                                                                   800                 26,264
           MGE Energy, Inc.                                                                            500                 17,560
           Middlesex Water Co.                                                                         432                  8,230
           National Fuel Gas Co.                                                                     1,700                 54,825
           New Jersey Resources Corp.                                                                1,300                 55,263
           Nicor, Inc.                                                                                 800                 32,080
           NiSource, Inc.                                                                            1,900                 40,907
           Northeast Utilities, Inc.                                                                 2,300                 42,734
           Northwest Natural Gas Co.                                                                   800                 27,488
           NSTAR                                                                                     2,000                 56,180
           OGE Energy Corp.                                                                          1,700                 45,492
           Oneok, Inc.                                                                               1,800                 49,374
           Otter Tail Corp.                                                                            900                 27,045
           Peoples Energy Corp.                                                                      1,100                 39,523
           Pepco Holdings, Inc.                                                                      1,400                 30,338
           PG&E Corp.                                                                                1,400                 51,492
           Piedmont Natural Gas Co.                                                                  1,400                 32,886
           Pinnacle West Capital Corp.                                                                 700                 29,043
           PNM Resources, Inc.                                                                       1,000                 25,970
           PPL Corp.                                                                                 2,600                 76,440
           Progress Energy, Inc.                                                                     1,800                 80,604
           Puget Energy, Inc.                                                                        2,100                 43,638
           Questar Corp.                                                                             1,900                141,664
       *   Reliant Energy, Inc.                                                                     14,500                132,820
           SCANA Corp.                                                                                 900                 35,658
           SEMCO Energy, Inc.                                                                        1,100                  6,556
           Sempra Energy                                                                             1,800                 79,110
       *   Sierra Pacific Resources                                                                  3,400                 45,832
           SJW Corp.                                                                                   400                 20,400
           South Jersey Industries, Inc.                                                             1,300                 37,375
           Southern Co.                                                                              2,700                 93,717
       *   Southern Union Co.                                                                        2,100                 49,560
           Southwest Gas Corp.                                                                       1,000                 26,520
           Southwest Water Co.                                                                         700                  9,492
           TECO Energy, Inc.                                                                         1,000                 17,490
           TXU Corp.                                                                                   800                 82,104
           UGI Corp.                                                                                 1,700                 37,400
           UIL Holdings Corp.                                                                          400                 19,328
           Unisource Energy Corp.                                                                    1,100                 35,596
           Unitil Corp.                                                                                200                  5,076

           Vectren Corp.                                                                             1,400                 38,010
           Westar Energy, Inc.                                                                       1,600                 36,192
           WGL Holdings, Inc.                                                                        1,500                 45,630
           Wisconsin Energy Corp.                                                                      800                 30,360
           WPS Resources Corp.                                                                         800                 43,024
           Xcel Energy, Inc.                                                                         3,000                 55,530
           York Water Co.                                                                              325                  8,515
                                                                                                              -------------------
Total Utilities                                                                                                         4,017,075
TOTAL COMMON STOCKS                                                                                                   180,575,971
                                                                                                              -------------------

                                                                                              FACE
                                                                                             AMOUNT
                                                                                       -------------------
                                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (3.6%)
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $7,022,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $6,881,560) to be repurchased at $6,779,731                              $             6,779              6,779,000
                                                                                                              -------------------
TOTAL INVESTMENTS - (100.0%)
(Cost $182,818,309)                                                                                           $       187,354,971
                                                                                                              ====================

                 See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                               SHARES                VALUE+
                                                                                       -------------------    -------------------
COMMON STOCKS -- (96.2%)
Real Estate Investment Trust -- (96.2%)
           Acadia Realty Trust                                                                     210,700    $         4,315,136
       #   Affordable Residential Communities                                                      265,700              2,370,044
           Agree Realty Corp.                                                                       50,600              1,430,462
       *   Alexander's, Inc.                                                                        14,000              3,523,800
           Alexandria Real Estate Equities, Inc.                                                   136,500             11,466,000
       #   AMB Property Corp.                                                                      570,500             26,676,580
       #   America First Apartment Investors, Inc.                                                   6,950                 98,725
           American Campus Communites, Inc.                                                        115,150              2,898,325
           American Land Lease, Inc.                                                                48,100              1,139,970
           AmeriVest Properties, Inc.                                                              153,800                621,352
           AMLI Residential Properties Trust                                                       169,400              6,366,052
       #   Apartment Investment & Management Co. Class A                                           639,900             24,783,327
           Archstone-Smith Trust                                                                 1,417,955             59,284,699
           Arden Realty Group, Inc.                                                                449,000             20,420,520
           Ashford Hospitality Trust                                                               293,450              3,131,111
           Associated Estates Realty Corp.                                                         130,100              1,190,415
       #   AvalonBay Communities, Inc.                                                             451,900             41,326,255
           Bedford Property Investors, Inc.                                                        108,900              2,504,700
           BioMed Realty Trust, Inc.                                                               312,400              8,019,308
           BNP Residential Properties, Inc.                                                         43,000                636,400
           Boston Properties, Inc.                                                                 747,800             56,242,038
       *   Boykin Lodging Co.                                                                      117,200              1,406,400
       #   Brandywine Realty Trust                                                                 376,400             10,908,072
           BRE Properties, Inc. Class A                                                            342,400             15,942,144
       #   Camden Property Trust                                                                   348,700             20,573,300
           Capital Automotive REIT                                                                 302,497             11,685,459
           CarrAmerica Realty Corp.                                                                368,400             13,004,520
       #   CBL & Associates Properties, Inc.                                                       420,700             16,933,175
           Cedar Shopping Centers, Inc.                                                            160,300              2,204,125
           CenterPoint Properties Trust                                                            321,600             14,693,904
           Colonial Properties Trust                                                               297,756             13,080,421
           Commercial Net Lease Realty                                                             360,975              7,313,354
           Corporate Office Properties Trust                                                       248,900              8,980,312
           Cousins Properties, Inc.                                                                338,400              9,421,056
           Crescent Real Estate Equities, Inc.                                                     698,200             14,501,614
       #   Developers Diversified Realty Corp.                                                     728,499             33,001,005
           Digital Realty Trust, Inc.                                                              178,400              4,010,432
           Duke Realty Corp.                                                                       949,900             32,296,600
           EastGroup Properties, Inc.                                                              146,800              6,625,084
           Entertainment Properties Trust                                                          168,200              7,195,596
           Equity Inns, Inc.                                                                       361,800              4,963,896
           Equity Lifestyle Properties, Inc.                                                       156,000              7,232,160
           Equity Office Properties Trust                                                        2,730,263             85,129,600
           Equity One, Inc.                                                                        490,976             11,665,590
           Equity Residential                                                                    1,923,850             78,416,126
           Essex Property Trust, Inc.                                                              147,800             13,553,260
           Extra Space Storage, Inc.                                                               250,393              3,815,989
           Federal Realty Investment Trust                                                         353,000             22,231,940
           FelCor Lodging Trust, Inc.                                                              402,900              6,841,242
           First Industrial Realty Trust, Inc.                                                     288,000             11,707,200
           First Potomac Realty Trust                                                               79,600              2,200,940
       *   First Union Real Estate Equity & Mortgage Investments                                   191,900                938,391
           General Growth Properties, Inc.                                                       1,596,700             72,841,454
           Glenborough Realty Trust, Inc.                                                          234,400              4,437,192
           Glimcher Realty Trust                                                                   232,700              5,975,736
           Global Signal, Inc.                                                                     458,700             19,884,645
     * #   Golf Trust America, Inc.                                                                 40,300                 59,241
           Government Properties Trust, Inc.                                                       120,600              1,089,018
           Heritage Property Investment Trust                                                      316,100             10,636,765

           Hersha Hospitality Trust                                                                131,900              1,216,118
           Highland Hospitality Corp.                                                              267,400              2,890,594
           Highwood Properties, Inc.                                                               359,900             10,375,917
           HMG Courtland Properties, Inc.                                                            2,400                 25,272
           Home Properties of New York, Inc.                                                       209,790              8,733,558
           Hospitality Properties Trust                                                            467,400             19,252,206
       #   Host Marriott Corp.                                                                   2,368,200             42,390,780
           HRPT Properties Trust                                                                 1,363,800             14,919,972
           Inland Real Estate Corp.                                                                443,500              6,599,280
           Innkeepers USA Trust                                                                    287,500              5,014,000
           Kilroy Realty Corp.                                                                     190,700             11,747,120
       #   Kimco Realty Corp.                                                                    1,520,700             47,826,015
           Kite Realty Group Trust                                                                 110,000              1,719,300
           Lasalle Hotel Properties                                                                212,900              7,166,214
           Lexington Corporate Properties Trust                                                    341,700              7,274,793
           Liberty Property Trust                                                                  585,400             24,856,084
           Macerich Co.                                                                            400,000             27,192,000
           Mack-Cali Realty Corp.                                                                  414,300             18,299,631
           Maguire Properties, Inc.                                                                295,900              9,468,800
           Malan Realty Investors, Inc.                                                             19,100                 17,954
           Maxus Realty Trust, Inc.                                                                  1,700                 22,100
       *   Meristar Hospitality Corp.                                                              586,200              5,738,898
           Mid-America Apartment Communities, Inc.                                                 144,400              7,013,508
           Mills Corp.                                                                             370,200             15,881,580
           Mission West Properties, Inc.                                                           119,300              1,201,351
           Monmouth Real Estate Investment Corp. Class A                                           117,506                938,873
           New Plan Excel Realty Trust                                                             684,000             16,333,920
           One Liberty Properties, Inc.                                                             65,000              1,241,500
           Pan Pacific Retail Properties, Inc.                                                     268,631             18,078,866
       *   Paragon Real Estate Equity & Investment Trust                                            10,700                  1,712
           Parkway Properties, Inc.                                                                 91,500              3,824,700
           Pennsylvania Real Estate Investment Trust                                               242,981              8,973,288
       *   Philips International Realty Corp.                                                       14,400                      0
           Post Properties, Inc.                                                                   265,500             10,742,130
           Prentiss Properties Trust                                                               293,700             12,041,700
           ProLogis                                                                              1,630,800             73,973,088
           PS Business Parks, Inc.                                                                 144,500              6,805,950
       #   Public Storage, Inc.                                                                    852,300             60,172,380
           Ramco-Gershenson Properties Trust                                                       111,100              3,047,473
           Realty Income Corp.                                                                     509,300             11,530,552
           Reckson Associates Realty Corp.                                                         536,501             19,705,682
           Regency Centers Corp.                                                                   419,000             24,322,950
       *   Roberts Realty Investors, Inc.                                                           15,600                119,340
           Saul Centers, Inc.                                                                      111,500              4,155,605
           Senior Housing Properties Trust                                                         452,400              8,509,644
           Shurgard Storage Centers, Inc. Class A                                                  308,800             18,070,976
       #   Simon Property Group, Inc.                                                            1,482,197            114,588,650
           Sizeler Property Investors, Inc.                                                        125,700              1,608,960
           SL Green Realty Corp.                                                                   276,100             20,389,985
           Sovran Self Storage, Inc.                                                               108,700              5,396,955
           Strategic Hotel Capital, Inc.                                                           271,800              5,020,146
           Sun Communities, Inc.                                                                   117,300              3,589,380
           Sunstone Hotel Investors, Inc.                                                          315,900              7,992,270
           Supertel Hospitality, Inc.                                                               77,700                371,406
           Tanger Factory Outlet Centers, Inc.                                                     202,600              5,569,474
           Taubman Centers, Inc.                                                                   334,700             11,721,194
           Town & Country Trust                                                                    116,000              3,364,000
       #   Trizec Properties, Inc.                                                               1,024,100             23,021,768
           United Dominion Realty Trust, Inc.                                                      905,300             20,269,667
           United Mobile Homes, Inc.                                                                58,900                900,581
           Urstadt Biddle Properties, Inc.                                                          19,800                334,818
           Urstadt Biddle Properties, Inc. Class A                                                 123,700              2,020,021
           U-Store-It Trust                                                                        264,100              5,604,202
           Vornado Realty Trust                                                                    835,400             71,301,390
           Washington Real Estate Investment Trust                                                 273,800              8,567,202
           Weingarten Realty Investors                                                             588,900             22,242,753
           Winston Hotels, Inc.                                                                    172,300              1,731,615
                                                                                                              -------------------
Total Real Estate Investment Trusts                                                                                 1,820,881,988
                                                                                                              -------------------

                                                                                              FACE
                                                                                             AMOUNT
                                                                                       -------------------
                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (3.8%)
       ^   Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%,
              12/01/05 (Collateralized by $59,525,000 U.S. Treasury Note 4.50%,
              11/15/10, valued
              at $59,891,952) to be repurchased at $58,723,243                         $            58,717             58,716,800
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $13,386,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $13,118,280) to be repurchased at $12,925,393                                         12,924             12,924,000
                                                                                                              -------------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                       71,640,800
                                                                                                              -------------------

TOTAL INVESTMENTS - (100.0%)
(Cost $1,320,370,343)                                                                                         $     1,892,522,788
                                                                                                              ===================

                 See accompanying Notes to Financial Statements.

                                      LARGE CAP INTERNATIONAL PORTFOLIO
                                           SCHEDULE OF INVESTMENTS
                                              NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                             -----------------   -----------------
JAPAN -- (24.2%)
COMMON STOCKS -- (24.2%)
       Acom Co., Ltd.                                                                                    7,500   $         445,772
       Adenka Corp.                                                                                      8,000             112,496
       Aderans Co., Ltd.                                                                                 3,200              79,818
       Advantest Corp.                                                                                   7,370             665,978
       AEON Co., Ltd.                                                                                   61,200           1,362,604
       Aeon Credit Service, Ltd.                                                                         2,700             203,324
    *  Aeon Mall Co., Ltd.                                                                               3,200             140,816
       Aichi Bank, Ltd.                                                                                    700              86,849
       Aichi Steel Corp.                                                                                10,000              69,552
       Aiful Corp.                                                                                       9,900             749,340
       AIOI Insurance Co., Ltd.                                                                         59,000             368,652
    #  Air Water, Inc.                                                                                   9,000              84,438
       Aisin Seiki Co., Ltd.                                                                            25,600             788,307
       Ajinomoto Co., Inc.                                                                              53,000             525,167
       Alfresa Holdings Corp.                                                                            2,400             105,622
       All Nippon Airways Co., Ltd.                                                                    190,000             633,685
       Alpine Electronics, Inc.                                                                          2,500              33,610
       Alps Electric Co., Ltd.                                                                          15,000             236,824
       Amada Co., Ltd.                                                                                  31,000             256,504
       Amano Corp.                                                                                       5,000              79,935
       AOC Holdings, Inc.                                                                                3,600              57,724
       Aoyama Trading Co., Ltd.                                                                          5,500             171,051
       Asahi Breweries, Ltd.                                                                            35,700             425,753
       Asahi Glass Co., Ltd.                                                                            94,000           1,076,999
       Asahi Kasei Corp.                                                                               103,000             575,206
       Asatsu-Dk, Inc.                                                                                   2,600              83,526
    *  Ashikaga Financial Group, Inc.                                                                   41,000                   0
       Asics Corp.                                                                                      13,000             126,028
       Astellas Pharma, Inc.                                                                            53,655           2,067,789
       Autobacs Seven Co., Ltd.                                                                          2,500             111,942
       Awa Bank, Ltd.                                                                                   14,000              91,034
    #  Bank of Ikeda, Ltd.                                                                               1,100              62,781
       Bank of Iwate, Ltd.                                                                               1,100              71,930
       Bank of Kyoto, Ltd.                                                                              23,000             253,420
       Bank of Nagoya, Ltd.                                                                             15,000             112,056
       Bank of Yokohama, Ltd.                                                                          121,000             899,722
       Benesse Corp.                                                                                     7,700             243,367
       Bosch Corp.                                                                                      30,000             146,043
       Bridgestone Corp.                                                                                64,000           1,373,507
       Brother Industries, Ltd.                                                                         22,000             204,173
       Calsonic Kansei Corp.                                                                            15,000              92,632
       Canon, Inc.                                                                                      83,000           4,656,761
       Casio Computer Co., Ltd.                                                                         18,000             309,010
       Central Glass Co., Ltd.                                                                          14,000              78,124
       Central Japan Railway Co.                                                                           254           2,178,560
       Chiba Bank, Ltd.                                                                                 59,000             481,927
       Chiyoda Corp.                                                                                    13,000             251,585
       Chubu Electric Power Co., Ltd.                                                                   67,100           1,599,851
       Chudenko Corp.                                                                                    2,700              42,905
       Chugai Pharmaceutical Co., Ltd.                                                                  54,600           1,232,745
       Chugoku Bank, Ltd.                                                                               15,000             205,832
       Chugoku Electric Power Co., Ltd.                                                                 25,800             488,225
       Circle K Sunkus Co., Ltd.                                                                         5,100             115,341
       Citizen Watch Co., Ltd.                                                                          21,000             173,005
       CMK Corp.                                                                                         3,000              53,210
       Coca-Cola West Japan Co., Ltd.                                                                    4,600             100,339
       Comsys Holdings Corp.                                                                            11,000             128,216
       Cosmo Oil Co., Ltd.                                                                              49,000             219,123
    #  Credit Saison Co., Ltd.                                                                          14,300             612,460
       CSK Corp.                                                                                         5,500             242,907
    #  Culture Convenience Club Co., Ltd.                                                                3,300             126,179
       Dai Nippon Ink & Chemicals, Inc.                                                                 56,000             203,041
       Dai Nippon Printing Co., Ltd.                                                                    63,000           1,073,437
       Dai Nippon Screen Mfg. Co., Ltd.                                                                 19,000             146,715
    #  Dai Nippon Sumitomo Pharma Co., Ltd.                                                             23,000             213,067
       Daicel Chemical Industries, Ltd.                                                                 24,000             153,933

       Daido Steel Co., Ltd.                                                                            27,000             195,020
    *  Daiei, Inc.                                                                                       3,500              83,100
       Daifuku Co., Ltd.                                                                                 6,000             101,635
       Daihatsu Motor Co., Ltd.                                                                         28,000             259,587
    *  Daiichi Sankyo Co, Ltd.                                                                          53,546             976,530
       Daikin Industries, Ltd.                                                                          20,000             541,570
    *  Daikyo, Inc.                                                                                     13,000              72,696
       Daimaru, Inc.                                                                                    19,000             255,625
       Daio Paper Corp.                                                                                  8,000              65,854
       Daishi Bank, Ltd.                                                                                22,000             103,238
       Daito Trust Construction Co., Ltd.                                                                9,800             477,493
       Daiwa House Industry Co., Ltd.                                                                   43,000             596,525
       Daiwa Securities Co., Ltd.                                                                      116,000           1,126,471
       Denki Kagaku Kogyo KK                                                                            38,000             148,484
       Denso Corp.                                                                                      78,000           2,397,001
       Dentsu, Inc.                                                                                        242             651,547
       Diamond City Co., Ltd.                                                                            2,300              98,745
       Disco Corp.                                                                                       1,700              82,174
       Don Quijote Co., Ltd.                                                                             1,400             103,842
       Dowa Mining Co., Ltd.                                                                            24,000             208,262
       East Japan Railway Co.                                                                              325           2,039,144
       Ebara Corp.                                                                                      27,000             111,241
       Edion Corp.                                                                                       5,000              77,163
       Eisai Co., Ltd.                                                                                  23,800             914,585
       Exedy Corp.                                                                                       3,000              80,221
       Ezaki Glico Co., Ltd.                                                                            10,000             102,080
       Familymart Co., Ltd.                                                                              6,000             177,612
       Fancl Corp.                                                                                       1,200              58,407
       Fanuc, Ltd.                                                                                      20,800           1,698,096
    #  Fast Retailing Co., Ltd.                                                                         10,200             721,516
       Fuji Electric Holdings Co., Ltd.                                                                 49,000             225,503
       Fuji Fire & Marine Insurance Co., Ltd.                                                           18,000              65,701
       Fuji Heavy Industries, Ltd.                                                                      50,000             267,039
       Fuji Photo Film Co., Ltd.                                                                        48,000           1,531,811
       Fuji Soft ABC, Inc.                                                                               2,600              75,724
       Fuji Television Network, Inc.                                                                       157             341,824
       Fujikura, Ltd.                                                                                   29,000             221,870
       Fujitsu, Ltd.                                                                                   169,440           1,234,980
       Fukuoka Bank, Ltd.                                                                               52,000             389,267
       Fukuyama Transporting Co., Ltd.                                                                  11,000              42,082
       Funai Electric Co., Ltd.                                                                          2,500             279,521
    *  Furukawa Electric Co., Ltd.                                                                      30,000             179,849
       Futaba Industrial Co., Ltd.                                                                       4,400              97,378
       Glory, Ltd.                                                                                       4,600              75,281
       GMO Internet, Inc.                                                                                2,000              35,579
       Goldcrest Co., Ltd.                                                                                 800              51,790
       Goodwill Group, Inc.                                                                                 26              48,703
       Gulliver International Co., Ltd.                                                                    340              34,973
       Gunma Bank, Ltd.                                                                                 31,000             210,304
       Gunze, Ltd.                                                                                      19,000             107,300
       Hachijuni Bank, Ltd.                                                                             42,000             314,077
       Hamamatsu Photonics K.K.                                                                          4,000              94,098
       Hankyu Department Stores, Inc.                                                                   10,000              83,895
       Hankyu Holdings, Inc.                                                                            85,000             410,798
    #  Hanshin Electric Railway Co., Ltd.                                                               21,000             157,184
  # *  Haseko Corp.                                                                                     56,000             221,863
       Heiwa Corp.                                                                                       6,700              89,542
       Higo Bank, Ltd.                                                                                  14,000             107,147
       Hikari Tsushin, Inc.                                                                              3,800             270,308
       Hino Motors, Ltd.                                                                                53,000             326,514
       Hirose Electric Co., Ltd.                                                                         2,700             362,137
       Hiroshima Bank, Ltd.                                                                             44,000             266,921
       Hisamitsu Pharmaceutical Co., Inc.                                                                5,000             116,350
       Hitachi Cable, Ltd.                                                                              18,000              74,797
       Hitachi Chemical Co., Ltd.                                                                       17,700             405,539
       Hitachi Construction Machinery Co., Ltd.                                                         12,000             231,822
       Hitachi High-Technologies Corp.                                                                   8,300             181,071
       Hitachi Koki Co., Ltd.                                                                            6,000              94,696
       Hitachi Maxell, Ltd.                                                                              3,700              45,687
       Hitachi Metals, Ltd.                                                                             25,000             244,139
       Hitachi Software Engineering Co., Ltd.                                                            3,000              53,451
       Hitachi Transport System, Ltd.                                                                    3,000              29,657
       Hitachi, Ltd.                                                                                   326,000           2,195,964
       Hokkaido Electric Power Co., Inc.                                                                15,700             311,657
       Hokkoku Bank, Ltd.                                                                               22,000              98,201
       Hokugin Financial Group, Inc.                                                                   101,000             433,201
       Hokuriku Electric Power Co., Inc.                                                                15,400             292,550

       Honda Motor Co., Ltd.                                                                            75,100           4,178,118
       House Foods Corp.                                                                                 5,600              78,210
       Hoya Corp.                                                                                       38,800           1,398,615
       Hyakugo Bank, Ltd.                                                                               15,000             101,796
       Hyakujishi Bank, Ltd.                                                                            19,000             119,292
       Ibiden Co., Ltd.                                                                                  7,700             411,350
       Isetan Co., Ltd.                                                                                 14,300             281,628
    *  Ishikawajima-Harima Heavy Industries Co., Ltd.                                                   91,000             231,726
    #  Isuzu Motors, Ltd.                                                                               67,000             256,467
       ITO EN, Ltd.                                                                                      2,800             134,435
       Itochu Corp.                                                                                    144,000           1,080,982
       Itochu Techno-Science Corp.                                                                       4,200             174,387
       Iyo Bank, Ltd.                                                                                   21,000             214,140
    #  Izumi Co., Ltd.                                                                                   2,500              75,764
    #  Japan Airlines System Corp.                                                                     252,000             633,613
       Japan Aviation Electronics Industry, Ltd.                                                         4,000              50,562
       Japan Petroleum Exploration Co., Ltd.                                                             4,000             192,095
       Japan Steel Works, Ltd.                                                                          26,000             117,718
       JFE Holdings, Inc.                                                                               53,200           1,672,818
    *  JFE Shoji Holdings, Inc.                                                                         15,000              72,569
       JGC Corp.                                                                                        15,000             271,990
       JS Group Corp.                                                                                   22,740             419,779
       Jsr Corp., Tokyo                                                                                 18,500             448,917
       Juroku Bank, Ltd.                                                                                23,000             165,146
       Kagoshima Bank, Ltd.                                                                             13,000             103,359
       Kajima Corp.                                                                                     78,000             390,638
       Kamigumi Co., Ltd.                                                                               21,000             172,295
       Kandenko Co., Ltd.                                                                                8,000              59,371
    *  Kanebo, Ltd.                                                                                      1,900               5,709
       Kaneka Corp.                                                                                     25,000             298,130
       Kansai Electric Power Co., Inc.                                                                  74,400           1,580,467
       Kansai Paint Co., Ltd., Osaka                                                                    20,000             139,651
       Kao Corp.                                                                                        49,000           1,150,204
       Katokichi Co., Ltd.                                                                               9,300              60,082
    #  Kawasaki Heavy Industries, Ltd.                                                                 110,000             306,534
       Kawasaki Kisen Kaisha, Ltd.                                                                      44,000             259,663
       KDDI Corp.                                                                                          344           1,807,712
       Keihin Corp.                                                                                      4,100             106,649
    #  Keihin Electric Express Railway Co., Ltd.                                                        38,000             235,564
       Keio Electric Railway Co., Ltd.                                                                  48,000             269,641
       Keisei Electric Railway Co., Ltd.                                                                23,000             153,058
       Keiyo Bank, Ltd.                                                                                 17,000             114,742
       Keyence Corp.                                                                                     3,200             812,118
       Kikkoman Corp.                                                                                   12,000             114,337
       Kinden Corp.                                                                                     14,000             122,580
       Kintetsu Corp.                                                                                  140,280             506,590
       Kirin Beverage Corp.                                                                              2,000              38,707
       Kirin Brewery Co., Ltd.                                                                          77,000             825,233
       Kissei Pharmaceutical Co., Ltd.                                                                   4,000              76,164
       Kobayashi Pharmaceutical Co., Ltd.                                                                2,700              74,200
       Kobe Steel, Ltd.                                                                                228,000             661,011
       Koei Co., Ltd.                                                                                    2,800              77,423
       Koito Manufacturing Co., Ltd.                                                                     7,000             100,329
       Kokuyo Co., Ltd.                                                                                  8,000             119,446
       Komatsu, Ltd.                                                                                    85,000           1,176,835
       Komeri Co., Ltd.                                                                                  3,300             120,708
       Komori Corp.                                                                                      6,000             114,454
    #  Konami Co., Ltd.                                                                                  8,600             171,466
       Konica Minolta Holdings, Inc.                                                                    40,000             365,271
       Kose Corp.                                                                                        3,355             120,543
       Koyo Seiko Co.                                                                                   15,000             262,678
       Kubota Corp.                                                                                     93,000             725,322
       Kuraray Co., Ltd.                                                                                34,000             335,581
       Kurita Water Industries, Ltd.                                                                    10,300             176,517
       Kyocera Corp.                                                                                    15,900           1,083,256
       KYORIN Pharmaceutical Co., Ltd.                                                                   6,000              69,960
       Kyowa Exeo Corp.                                                                                  5,000              54,395
       Kyowa Hakko Kogyo Co., Ltd.                                                                      28,000             197,466
       Kyushu Electric Power Co., Inc.                                                                  37,500             798,961
       Lawson Inc.                                                                                       8,100             323,067
    *  Leopalace21 Corp.                                                                                11,000             351,802
       Lintec Corp.                                                                                      4,000              76,124
    #  Lion Corp.                                                                                       19,000             121,867
    #  Mabuchi Motor Co., Ltd.                                                                           3,400             188,516
       Maeda Corp.                                                                                      13,000              85,112
       Makita Corp.                                                                                     10,000             245,620
       Marubeni Corp.                                                                                  114,000             562,059

       Marui Co., Ltd.                                                                                  28,100             527,257
       Maruichi Steel Tube, Ltd.                                                                         6,000             124,154
    *  Matsui Securities Co., Ltd.                                                                       9,700              95,855
       Matsumotokiyoshi Co., Ltd.                                                                        2,400              68,163
       Matsushita Electric Industrial Co., Ltd.                                                        205,188           4,124,301
       Matsushita Electric Works, Ltd.                                                                  79,000             752,148
       Matsuzakaya Co., Ltd.                                                                             7,000              56,697
       Mazda Motor Corp.                                                                                89,000             386,956
       Mediceo Paltac Holdings Co., Ltd.                                                                13,500             186,694
       Meiji Dairies Corp.                                                                              21,000             104,930
       Meiji Seika Kaisha, Ltd. Tokyo                                                                   28,000             144,118
       Meitec Corp.                                                                                      2,600              86,055
       Millea Holdings, Inc.                                                                               145           2,386,434
       Minebea Co., Ltd.                                                                                31,000             167,947
       Miraca Holdings, Inc.                                                                             4,500              93,965
    *  Misawa Homes Holdings, Inc.                                                                       3,000             120,016
       MISUMI Group, Inc.                                                                                2,800             111,882
    *  Mitsubishi Chemical Holdings Corp.                                                              146,990             860,028
       Mitsubishi Corp.                                                                                118,500           2,408,482
       Mitsubishi Electric Corp.                                                                       185,000           1,235,611
       Mitsubishi Estate Co., Ltd.                                                                     106,000           1,541,455
       Mitsubishi Gas Chemical Co., Inc.                                                                36,000             294,129
       Mitsubishi Heavy Industries, Ltd.                                                               298,000           1,250,720
       Mitsubishi Logistics Corp.                                                                       10,000             127,799
       Mitsubishi Materials Corp.                                                                       82,000             330,364
  # *  Mitsubishi Motors Corp.                                                                         272,000             572,322
       Mitsubishi Rayon Co., Ltd.                                                                       44,000             260,864
       Mitsubishi UFJ Financial Group, Inc.                                                                729           9,164,149
       Mitsubishi UFJ Securities Co., Ltd.                                                              66,120             757,722
       Mitsui & Co., Ltd.                                                                              136,000           1,668,274
       Mitsui Chemicals, Inc.                                                                           60,000             331,374
       Mitsui Engineering and Shipbuilding Co., Ltd.                                                    63,000             163,841
       Mitsui Fudosan Co., Ltd.                                                                         41,000             657,397
       Mitsui Mining and Smelting Co., Ltd.                                                             46,000             259,819
       Mitsui O.S.K. Lines, Ltd.                                                                        84,000             616,104
       Mitsui Sumitoma Insurance Co., Ltd.                                                             120,790           1,376,479
       Mitsui Trust Holdings, Inc.                                                                      63,000             773,415
    #  Mitsukoshi, Ltd.                                                                                 35,000             175,412
       Mizuho Financial Group, Inc.                                                                        983           6,900,333
  # *  Mizuho Investors Securities Co., Ltd.                                                            86,000             274,255
    #  Mizuho Trust & Banking Co., Ltd.                                                                667,000           2,116,121
       Modec, Inc.                                                                                       1,900              50,008
       Mori Seiki Co., Ltd.                                                                              6,400              83,426
       Murata Manufacturing Co., Ltd.                                                                   19,700           1,118,518
       Musashino Bank, Ltd.                                                                              1,900             111,431
       Nabtesco Corp.                                                                                    5,000              55,742
       Nachi-Fujikoshi Corp.                                                                            15,000              72,594
       Nagase & Co., Ltd.                                                                               10,000             119,148
    #  Nagoya Railroad Co., Ltd.                                                                        70,000             245,324
    *  Namco Bandai Holdings, Inc.                                                                      13,900             210,571
       Nanto Bank, Ltd.                                                                                 20,000             135,377
       NEC Corp.                                                                                       183,000           1,100,444
       NEC Fielding, Ltd.                                                                                2,700              46,249
       NEOMAX Co., Ltd.                                                                                  5,000             145,367
       Net One Systems Co., Ltd.                                                                            46              99,126
       NGK Insulators, Ltd.                                                                             25,000             383,720
       NGK Spark Plug Co., Ltd.                                                                         14,000             294,394
       NHK Spring Co., Ltd.                                                                             14,000             133,695
       Nichicon Corp.                                                                                    5,600              67,867
       Nichirei Corp.                                                                                   20,000              80,898
       Nidec Corp.                                                                                      11,000             790,502
       Nidec Sankyo Corp.                                                                                5,000              70,147
    #  Nihon Unisys, Ltd.                                                                                3,000              36,109
       Nikko Cordial Corp.                                                                              76,000           1,032,908
       Nikon Corp.                                                                                      24,000             362,122
       Nintendo Co., Ltd., Kyoto                                                                        10,700           1,178,553
       Nippon Electric Glass Co., Ltd.                                                                  25,000             508,479
       Nippon Express Co., Ltd.                                                                         75,000             399,553
       Nippon Kayaku Co., Ltd.                                                                          13,000             102,060
       Nippon Light Metal Co., Ltd.                                                                     44,000             109,385
       Nippon Meat Packers, Inc., Osaka                                                                 17,000             173,773
       Nippon Mining Holdings, Inc.                                                                     65,500             430,072
       Nippon Mitsubishi Oil Corp.                                                                     122,000             886,974
       Nippon Paper Group, Inc.                                                                             90             313,338
       Nippon Seiki Co., Ltd.                                                                            2,000              34,567
       Nippon Sheet Glass Co., Ltd.                                                                     33,000             137,970
       Nippon Shokubai Co., Ltd.                                                                        12,000             126,643

       Nippon Steel Corp.                                                                              585,000           1,973,367
       Nippon Suisan Kaisha, Ltd.                                                                       11,000              42,511
       Nippon Telegraph & Telephone Corp.                                                                2,177           9,774,905
       Nippon Television Network Corp.                                                                     890             137,040
       Nippon Yusen KK                                                                                  94,000             569,352
       Nipponkoa Insurance Co., Ltd.                                                                    64,000             513,500
       Nishimatsu Construction Co., Ltd.                                                                23,000              96,465
       Nishimatsuya Chain Co., Ltd.                                                                      2,100              82,278
       Nishi-Nippon Bank, Ltd.                                                                          45,000             266,526
       Nishi-Nippon Railroad Co., Ltd.                                                                  26,000              92,478
       Nissan Chemical Industries, Ltd.                                                                 13,000             177,550
       Nissan Diesel Motor Co., Ltd.                                                                    13,000              80,513
       Nissan Motor Co., Ltd.                                                                          437,600           4,490,809
       Nissan Shatai Co., Ltd.                                                                           7,000              51,549
       Nissay Dowa General Insurance Co., Ltd.                                                          25,000             182,855
       Nisshin Seifun Group, Inc.                                                                       16,500             160,532
       Nisshin Steel Co., Ltd.                                                                          73,000             207,277
       Nisshinbo Industries, Inc.                                                                       13,000             122,888
       Nissin Food Products Co., Ltd.                                                                    8,400             231,832
       Nitto Denko Corp.                                                                                15,200           1,038,179
       NOK Corp.                                                                                        15,000             400,013
       Nomura Research Institute, Ltd.                                                                   3,900             398,539
       Nomura Securities Co., Ltd.                                                                     190,000           3,156,976
       NS Solutions Corp.                                                                                2,800              67,228
       NSK, Ltd.                                                                                        38,000             246,242
       NTN Corp.                                                                                        32,000             218,885
       NTT Data Corp.                                                                                      303           1,065,010
       NTT Docomo, Inc.                                                                                  6,017           9,354,096
       Obayashi Corp.                                                                                   56,000             393,855
       Obic Co., Ltd.                                                                                      600              96,319
       Odakyu Electric Railway Co., Ltd.                                                                61,000             329,066
       Ogaki Kyoritsu Bank, Ltd.                                                                        18,000             105,620
       Oita Bank, Ltd.                                                                                   9,000              70,168
       Oji Paper Co., Ltd.                                                                              74,000             379,993
       Okasan Holdings, Inc.                                                                            13,000              93,565
       Oki Electric Industry Co., Ltd.                                                                  44,000             146,310
       Okuma Corp.                                                                                      10,000              89,614
       Okumura Corp.                                                                                    16,000              89,943
       Olympus Corp.                                                                                    15,000             383,953
       OMC Card, Inc.                                                                                    8,000             136,802
       Omron Corp.                                                                                      14,600             336,248
       Ono Pharmaceutical Co., Ltd.                                                                      9,000             375,732
       Onward Kashiyama Co., Ltd.                                                                       12,000             198,910
    #  Oracle Corp. Japan                                                                               17,500             692,142
    *  Orient Corp.                                                                                     31,000             128,083
       Oriental Land Co., Ltd.                                                                           9,400             499,871
       Orix Corp.                                                                                        4,260             913,700
       Osaka Gas Co., Ltd.                                                                             173,000             566,220
       OSG Corp.                                                                                         6,000             101,513
       Otsuka Corp.                                                                                      1,900             166,755
       Paris Miki, Inc.                                                                                  1,900              38,245
       Park24 Co., Ltd.                                                                                  3,000              76,304
       Pioneer Electronic Corp.                                                                         13,200             182,027
       Promise Co., Ltd.                                                                                 6,500             391,906
       Q.P. Corp.                                                                                        8,900              75,512
       Rengo Co., Ltd.                                                                                  17,000              86,967
    *  Resona Holdings, Inc.                                                                             1,412           4,536,348
       Resorttrust, Inc.                                                                                 2,100              65,889
       Ricoh Co., Ltd., Tokyo                                                                           67,000           1,167,854
       Right On Co., Ltd.                                                                                1,200              59,337
       Rinnai Corp.                                                                                      3,000              72,041
       Rohm Co., Ltd.                                                                                    9,600             862,190
       Round One Corp.                                                                                      25              93,208
       Ryohin Keikaku Co., Ltd.                                                                          2,000             131,651
       Ryoshoku, Ltd.                                                                                    2,600              69,822
       Sagami Railway Co., Ltd.                                                                         27,000              83,671
       Sanken Electric Co., Ltd.                                                                         8,000             110,366
       Sankyo Co., Ltd.                                                                                  8,700             437,468
       Sankyu, Inc., Tokyo                                                                              10,000              45,260
       Santen Pharmaceutical Co., Ltd.                                                                   5,300             126,222
       Sanwa Shutter Corp.                                                                              15,000              83,035
  # *  Sanyo Electric Co., Ltd.                                                                        143,000             318,622
       Sapporo Hokuyo Holdings, Inc.                                                                        28             276,909
       Sapporo Holdings, Ltd.                                                                           19,000             100,648
       Secom Co., Ltd.                                                                                  20,000           1,028,089
       Sega Sammy Holdings, Inc.                                                                        14,048             450,747
       Seiko Epson Corp.                                                                                 9,300             237,272

       Seino Holdings Co., Ltd.                                                                         14,000             128,001
  # *  Seiyu, Ltd.                                                                                      28,000              79,947
       Sekisui Chemical Co., Ltd.                                                                       40,000             273,104
       Sekisui House, Ltd.                                                                              50,000             592,696
    *  Seven & I Holdings Co., Ltd.                                                                    128,200           4,494,116
       Seventy-seven (77) Bank, Ltd.                                                                    25,000             183,663
       SFCG Co., Ltd.                                                                                      870             184,135
       Sharp Corp., Osaka                                                                               92,000           1,421,961
       Shiga Bank, Ltd.                                                                                 15,000             104,685
       Shikoku Bank, Ltd.                                                                               14,000              67,276
       Shikoku Electric Power Co., Inc.                                                                 18,800             372,015
       Shimachu Co., Ltd.                                                                                4,600             128,784
       Shimadzu Corp.                                                                                   17,000             117,574
       Shimamura Co., Ltd.                                                                               2,400             289,018
       Shimano, Inc.                                                                                     7,700             185,293
       Shimizu Corp.                                                                                    52,000             340,847
       Shin-Etsu Chemical Co., Ltd.                                                                     35,000           1,814,641
       Shinko Electric Industries Co., Ltd.                                                              1,600             122,738
       Shinko Securities Co., Ltd.                                                                      47,000             194,984
       Shinsei Bank, Ltd.                                                                               87,000             487,292
       Shionogi & Co., Ltd.                                                                             27,000             330,617
       Shiseido Co., Ltd.                                                                               33,000             530,123
       Shizuoka Bank, Ltd.                                                                              54,000             524,770
       Showa Corp.                                                                                       4,300              71,680
       Showa Denko KK                                                                                   92,000             342,117
       Showa Shell Sekiyu KK                                                                            35,100             394,561
       Skylark Co., Ltd.                                                                                 6,500             103,743
       SMBC Friend Securities Co., Ltd.                                                                 21,500             138,453
       SMC Corp.                                                                                         5,000             667,755
    #  Softbank Corp.                                                                                   28,600           2,289,372
       Sohgo Security Services Co., Ltd.                                                                 6,200              90,435
  # *  Sojitz Corp.                                                                                     28,900             160,600
       Sompo Japan Insurance, Inc.                                                                      82,000           1,078,104
       Sony Corp.                                                                                       99,700           3,687,868
       Square Enix Co., Ltd.                                                                             9,500             262,223
       Stanley Electric Co., Ltd.                                                                       11,900             193,348
       Sumisho Computer Systems Corp.                                                                    1,600              27,476
       Sumitomo Bakelite Co., Ltd.                                                                      16,000             116,229
       Sumitomo Chemical Co., Ltd.                                                                     133,000             825,570
       Sumitomo Corp.                                                                                  103,000           1,217,258
       Sumitomo Corporation's Leasing, Ltd.                                                              2,800             123,089
       Sumitomo Electric Industries, Ltd.                                                               66,000             910,456
       Sumitomo Forestry Co., Ltd.                                                                      11,000              96,678
       Sumitomo Heavy Industries, Ltd.                                                                  43,000             311,955
       Sumitomo Metal Industries, Ltd., Osaka                                                          384,000           1,319,605
       Sumitomo Metal Mining Co., Ltd.                                                                  48,000             479,039
       Sumitomo Mitsui Financial Group, Inc.                                                               483           4,537,377
       Sumitomo Osaka Cement Co., Ltd.                                                                  35,000              94,529
       Sumitomo Real Estate Sales Co., Ltd.                                                              1,800              96,347
       Sumitomo Realty & Development Co., Ltd.                                                          34,000             562,497
       Sumitomo Rubber                                                                                  16,000             215,790
       Sumitomo Titanium Corp.                                                                           1,000             161,172
       Sumitomo Trust & Banking Co., Ltd.                                                              122,000           1,023,093
       Sumitomo Warehouse Co., Ltd.                                                                     11,000              81,307
       Sundrug Co., Ltd.                                                                                 1,500              76,854
       Suruga Bank, Ltd.                                                                                18,000             203,810
       Suzuken Co., Ltd.                                                                                 6,980             212,681
       Suzuki Motor Corp.                                                                               46,500             865,712
       Sysmex Corp.                                                                                      2,600              91,731
       T&D Holdings, Inc.                                                                               21,900           1,380,008
       Taiheiyo Cement Corp.                                                                            76,000             304,737
       Taisei Corp.                                                                                     78,000             332,545
       Taisho Pharmaceutical Co., Ltd.                                                                  30,000             539,039
       Taiyo Nippon Sanso Corp.                                                                         22,000             141,104
       Taiyo Yuden Co., Ltd.                                                                            10,000             109,858
       Takara Holdings, Inc.                                                                            14,000              81,384
       Takashimaya Co., Ltd.                                                                            22,000             340,219
       Takeda Pharmaceutical Co., Ltd.                                                                  87,900           4,814,775
       Takefuji Corp.                                                                                   10,350             698,265
  # *  TC Properties Co., Ltd.                                                                          61,900             125,323
       TDK Corp.                                                                                        10,800             898,212
       Teijin, Ltd.                                                                                     72,000             392,197
    #  Teikoku Oil Co., Ltd.                                                                            16,000             178,220
       Terumo Corp.                                                                                     13,000             359,188
       The Joyo Bank, Ltd.                                                                              66,000             374,121
       The Nisshin Oillio Group, Ltd.                                                                    6,000              38,445
       The San-in Godo Bank, Ltd.                                                                       14,000             129,552

       THK Co., Ltd.                                                                                     8,400             221,660
       TIS, Inc.                                                                                         2,700              65,788
       Toagosei Co., Ltd.                                                                               15,000              77,984
       Tobu Railway Co., Ltd.                                                                           71,000             312,602
       Toda Corp.                                                                                       19,000             109,332
       Toho Bank, Ltd.                                                                                  14,000              71,984
       Toho Co., Ltd.                                                                                   12,800             256,485
       Toho Gas Co., Ltd.                                                                               43,000             169,229
       Toho Titanium Co., Ltd.                                                                           2,000             241,252
       Tohuku Electric Power Co., Inc.                                                                  41,300             795,514
       Tokai Rika Co., Ltd.                                                                              4,000              92,345
       Tokai Rubber Industries, Ltd.                                                                     6,000              87,911
       Tokuyama Corp.                                                                                   15,000             172,715
       Tokyo Broadcasting System, Inc.                                                                  11,200             259,863
       Tokyo Electric Power Co., Ltd                                                                   111,100           2,669,193
       Tokyo Electron, Ltd.                                                                             15,200             919,013
       Tokyo Gas Co., Ltd.                                                                             228,000             917,908
       Tokyo Seimitsu Co., Ltd.                                                                          2,900             156,758
       Tokyo Steel Manufacturing Co., Ltd.                                                              10,100             130,709
       Tokyo Style Co., Ltd.                                                                             7,000              86,086
       Tokyo Tatemono Co., Ltd.                                                                         19,000             158,481
       Tokyo Tomin Bank, Ltd.                                                                            2,300              85,400
       Tokyu Corp.                                                                                      75,000             445,398
       Tokyu Land Corp.                                                                                 31,000             225,908
  # *  Tomen Corp.                                                                                      49,000              70,123
       TonenGeneral Sekiyu KK                                                                           27,000             287,451
       Topcon Corp.                                                                                      3,000              88,258
       Toppan Forms Co., Ltd.                                                                            3,500              47,436
       Toppan Printing Co., Ltd.                                                                        52,000             569,660
       Toray Industries, Inc.                                                                          119,000             811,634
       Toshiba Corp.                                                                                   275,000           1,440,560
       Toshiba Machine Co., Ltd.                                                                         9,000              80,088
       Toshiba TEC Corp.                                                                                11,000              55,802
       Tosoh Corp.                                                                                      43,000             190,460
    #  Toto, Ltd.                                                                                       25,000             223,557
       Toyo Ink Manufacturing Co., Ltd.                                                                 13,000              55,512
       Toyo Seikan Kaisha, Ltd.                                                                         15,300             229,295
       Toyo Suisan Kaisha, Ltd.                                                                          7,000             112,061
       Toyo Tire & Rubber Co., Ltd.                                                                     13,000              64,052
       Toyobo Co., Ltd.                                                                                 52,000             134,635
       Toyoda Gosei Co., Ltd.                                                                           10,100             192,872
       Toyoda Machine Works, Ltd.                                                                        6,000              79,469
       Toyota Auto Body Co., Ltd.                                                                        6,200             118,805
       Toyota Industries Corp.                                                                          15,300             529,116
       Toyota Motor Credit Corp.                                                                       274,900          13,275,692
       Toyota Tsusho Corp.                                                                              18,000             363,736
       Trans Cosmos, Inc.                                                                                1,000              50,500
       Trend Micro Inc.                                                                                  9,500             316,768
       Tsubakimoto Chain Co.                                                                            12,000              77,616
       Tsumura & Co.                                                                                     5,000             113,214
       TV Asahi Corp.                                                                                       65             162,271
       Ube Industries, Ltd.                                                                             74,000             189,431
       UFJ Central Leasing Co., Ltd.                                                                     2,000              98,397
       UFJ NICOS Co., Ltd.                                                                              36,000             323,869
       Uni-Charm Corp.                                                                                   4,600             210,692
       Uniden Corp.                                                                                      5,000              94,555
       UNY Co., Ltd.                                                                                    12,000             163,044
    #  Urban Corp.                                                                                       2,000             132,792
       Ushio, Inc.                                                                                       9,000             200,557
       USS Co., Ltd.                                                                                     2,090             128,688
       Victor Co. of Japan, Ltd.                                                                        16,000             102,377
       Wacoal Corp.                                                                                     10,000             135,245
       West Japan Railway Co.                                                                              152             581,208
       World Co., Ltd.                                                                                   2,800             109,607
       Xebio Co., Ltd.                                                                                   1,700              72,761
       Yahoo Japan Corp.                                                                                 3,000           3,621,586
    #  Yakult Honsha Co., Ltd.                                                                          12,000             247,360
       Yamada Denki Co., Ltd.                                                                            5,300             543,097
       Yamaguchi Bank, Ltd.                                                                             13,000             173,762
       Yamaha Corp.                                                                                     14,500             225,929
       Yamaha Motor Co., Ltd.                                                                           21,000             477,983
       Yamanashi Chuo Bank, Ltd.                                                                        14,000             103,891
       Yamatake Corp.                                                                                    5,200             107,862
       Yamato Transport Co., Ltd.                                                                       33,000             540,833
       Yamazaki Baking Co., Ltd.                                                                        12,000              93,951
    *  Yaskawa Electric Corp.                                                                           17,000             161,089
       Yodogawa Steel Works, Ltd.                                                                       13,000              75,724

       Yokogawa Electric Corp.                                                                          17,000             273,285
       Yokohama Rubber Co., Ltd.                                                                        21,000             112,215
       York-Benimaru Co., Ltd.                                                                           2,700              79,458
       Yoshinoya D&C Co., Ltd.                                                                              35              64,321
       Zeon Corp.                                                                                       15,000             186,710
                                                                                                                 -----------------
TOTAL -- JAPAN                                                                                                         282,209,895
                                                                                                                 -----------------
UNITED KINGDOM -- (23.0%)
COMMON STOCKS -- (23.0%)
       3i Group P.L.C.                                                                                  44,534             650,838
    *  Admiral Group P.L.C.                                                                             10,230              78,298
       Aegis Group P.L.C.                                                                               93,242             191,920
       Alliance & Leicester P.L.C.                                                                      46,652             717,267
       Alliance Unichem P.L.C.                                                                          46,743             600,311
       Amec P.L.C.                                                                                      26,046             155,739
    *  Amlin P.L.C.                                                                                     23,028              95,309
       Amvescap P.L.C.                                                                                  81,593             555,880
       Anglo America P.L.C.                                                                            157,976           4,944,205
       Antofagasta P.L.C.                                                                               38,710           1,111,463
       Arm Holdings P.L.C.                                                                             139,465             291,677
       Arriva P.L.C.                                                                                    17,572             173,757
       Associated British Foods P.L.C.                                                                 156,137           2,203,015
       Associated British Ports Holdings P.L.C.                                                         31,348             310,024
       AstraZeneca P.L.C.                                                                              170,638           7,836,099
       Aviva P.L.C.                                                                                    261,539           3,093,272
       AWG P.L.C.                                                                                       14,714             254,455
       BAA P.L.C.                                                                                      109,295           1,199,462
       BAE Systems P.L.C.                                                                              324,810           1,893,921
       Balfour Beatty P.L.C.                                                                            38,213             221,542
       Barclays P.L.C                                                                                  720,934           7,322,088
       Barratt Developments P.L.C.                                                                      24,917             389,109
       BBA Group P.L.C.                                                                                 44,903             242,457
       BG Group P.L.C.                                                                                 383,852           3,574,828
       BHP Billiton P.L.C.                                                                             264,333           3,954,609
       BOC Group P.L.C.                                                                                 38,519             738,647
       Boots Group P.L.C.                                                                               72,149             742,608
       BP P.L.C.                                                                                     2,255,040          24,758,373
       BPB P.L.C.                                                                                       44,716             593,680
       Bradford & Bingley P.L.C.                                                                        58,335             373,073
       Brambles Industries P.L.C.                                                                       71,029             479,702
    *  British Airways P.L.C.                                                                          184,946             995,435
       British American Tobacco P.L.C.                                                                 273,139           5,929,016
    *  British Energy Group P.L.C.                                                                      43,250             348,574
       British Land Co. P.L.C.                                                                          54,197             916,803
       British Sky Broadcasting Group P.L.C.                                                           272,457           2,317,866
       BT Group P.L.C.                                                                                 899,245           3,305,507
       Bunzl P.L.C.                                                                                     31,721             323,580
    *  Burberry Group P.L.C.                                                                            16,741             120,198
       Burren Energy P.L.C.                                                                              7,126             111,507
       Cable and Wireless P.L.C.                                                                       245,792             504,813
       Cadbury Schweppes P.L.C.                                                                        216,640           2,069,511
    *  Cairn Energy P.L.C.                                                                              15,787             497,597
       Capita Group P.L.C.                                                                              64,655             437,042
       Carnival P.L.C.                                                                                  21,534           1,204,555
       Carphone Warehouse Group P.L.C.                                                                 182,534             723,952
       Centrica P.L.C.                                                                                 382,951           1,518,059
       Close Brothers Group P.L.C.                                                                      14,870             217,533
       Cobham P.L.C.                                                                                   100,410             287,119
       Collins Stewart Tullett P.L.C.                                                                   15,145             151,529
       Compass Group P.L.C.                                                                            212,834             775,724
       Corus Group P.L.C.                                                                              446,515             427,762
    *  Daily Mail & General Trust P.L.C. Series A                                                       21,679             280,694
       Diageo P.L.C.                                                                                   314,077           4,519,908
       DSG International                                                                               192,294             506,345
    *  Easyjet P.L.C.                                                                                    7,695              43,688
       Electrocomponents P.L.C.                                                                         39,172             173,674
       Emap P.L.C.                                                                                      25,504             378,005
       EMI Group P.L.C.                                                                                 80,276             322,812
       Enterprise Inns P.L.C.                                                                           35,517             534,316
       Exel P.L.C.                                                                                      28,112             586,705
       Firstgroup P.L.C.                                                                                40,935             241,831
       Friends Provident P.L.C.                                                                        209,193             687,396
       Gallaher Group P.L.C.                                                                            68,280           1,035,880
       General Electric Co.                                                                             22,898             816,914
       GKN P.L.C.                                                                                       73,924             362,276

       Glaxosmithkline P.L.C.                                                                          622,483          15,383,811
       Great Universal Stores P.L.C.                                                                   104,887           1,620,621
       Group 4 Securicor P.L.C.                                                                        104,530             278,213
       Hammerson P.L.C.                                                                                 27,248             449,081
       Hanson P.L.C.                                                                                    77,218             792,019
       Hays P.L.C.                                                                                     152,663             316,563
       HBOS P.L.C.                                                                                     431,353           6,487,479
       Hilton Group P.L.C.                                                                             160,629             923,984
       HSBC Holdings P.L.C.                                                                          1,242,796          19,834,931
       ICAP P.L.C.                                                                                      64,402             402,447
       IMI P.L.C.                                                                                       34,896             282,784
       Imperial Chemical Industries P.L.C.                                                             121,126             676,603
       Imperial Tobacco Group P.L.C.                                                                    72,542           2,152,110
       Inchcape P.L.C.                                                                                   7,420             301,296
       Informa P.L.C.                                                                                   40,405             279,281
       Intercontinental Hotels Group P.L.C.                                                             45,479             613,805
       International Power P.L.C.                                                                      155,846             658,281
       Intertek Group P.L.C.                                                                            14,739             180,905
       ITV P.L.C.                                                                                      409,482             766,109
       Johnson Matthey P.L.C.                                                                           22,043             473,932
       Johnston Press P.L.C.                                                                            31,946             263,365
       Kelda Group P.L.C.                                                                               38,193             482,792
       Kesa Electricals P.L.C.                                                                          47,659             202,891
       Kingfisher P.L.C.                                                                               223,029             864,573
       Land Securities Group P.L.C.                                                                     49,000           1,310,177
       Legal and General Group P.L.C.                                                                  652,974           1,315,582
       Liberty International P.L.C.                                                                     39,267             662,451
       Lloyds TSB Group P.L.C.                                                                         628,751           5,092,220
       Logicacmg P.L.C.                                                                                100,089             274,495
       Lonmin P.L.C.                                                                                    14,110             394,314
       Man Group P.L.C.                                                                                122,935           3,761,036
       Marks & Spencer Group P.L.C.                                                                    204,766           1,612,090
       Meggitt P.L.C.                                                                                   44,161             254,859
       Misys P.L.C.                                                                                     50,290             187,877
       Mitchells & Butlers P.L.C.                                                                       51,308             328,973
       Morrison (Wm.) Supermarkets P.L.C.                                                              282,826             865,100
    *  Mytravel Group P.L.C.                                                                               733               2,262
       National Express Group P.L.C.                                                                    11,282             175,482
       National Grid Group P.L.C.                                                                      297,760           2,749,815
       Next P.L.C.                                                                                      24,719             588,823
       Northern Rock P.L.C.                                                                             42,279             606,962
    *  Northumbrian Water Group P.L.C.                                                                  39,546             172,984
       O2 P.L.C.                                                                                       877,182           2,960,447
       Pearson P.L.C.                                                                                   84,821             981,900
       Peninsular & Oriental Steam Navigation P.L.C.                                                    67,951             515,023
       Pennon Group P.L.C.                                                                              13,024             253,536
       Persimmon P.L.C.                                                                                 27,757             527,462
       Pilkington P.L.C.                                                                               135,509             348,455
       Provident Financial P.L.C.                                                                       17,113             175,646
       Prudential Corp. P.L.C.                                                                         249,777           2,270,453
       Punch Taverns, Ltd.                                                                              25,730             367,773
       Rank Group P.L.C.                                                                                61,189             325,520
       Reckitt Benckiser P.L.C.                                                                         81,700           2,518,522
       Reed International P.L.C.                                                                       121,003           1,074,113
    *  Regus Group P.L.C.                                                                               40,180              65,676
       Rentokil Initial 2005 P.L.C.                                                                    175,405             488,536
       Resolution P.L.C.                                                                                16,713             186,155
       Reuters Holdings Group P.L.C.                                                                   136,336             940,231
       Rexam P.L.C.                                                                                     55,440             487,794
       Rio Tinto P.L.C.                                                                                114,511           4,633,440
    *  Rolls Royce Group P.L.C.                                                                        181,122           1,217,841
       Rolls Royce Group P.L.C. Class B                                                              6,049,474              10,723
       Royal & Sun Alliance Insurance Group P.L.C.                                                     299,522             586,262
       Royal Bank of Scotland Group P.L.C.                                                             354,551          10,083,596
       Royal Dutch Shell P.L.C. Series B                                                               292,404           9,430,751
       Sabmiller P.L.C.                                                                                124,801           2,205,555
       Sage Group P.L.C.                                                                               128,162             513,587
       Sainsbury (J.) P.L.C.                                                                           198,701             974,303
       Schroders P.L.C.                                                                                 33,726             515,489
    *  Schroders P.L.C. Non-Voting                                                                       6,717              96,461
       Scottish & Newcastle P.L.C.                                                                      93,185             762,894
       Scottish Hydro-Electric P.L.C.                                                                   86,517           1,464,096
       Scottish Power P.L.C.                                                                           194,990           1,786,674
       Serco Group P.L.C.                                                                               39,172             198,357
       Severn Trent P.L.C.                                                                              36,273             628,206
    *  Shire P.L.C.                                                                                     50,705             618,670
       Signet Group P.L.C.                                                                             179,411             319,127

       Slough Estates P.L.C.                                                                            40,353             379,390
       Smith & Nephew P.L.C.                                                                            96,278             852,285
       Smiths Group P.L.C.                                                                              57,333             961,977
       Somerfield P.L.C.                                                                                48,928             165,098
       Stagecoach Group P.L.C.                                                                         120,769             244,944
       Standard Chartered P.L.C.                                                                       142,398           3,037,902
       Tate & Lyle P.L.C.                                                                               49,954             472,412
       Taylor Woodrow P.L.C.                                                                            60,389             354,349
       Tesco P.L.C.                                                                                    866,339           4,526,649
    *  TI Automotive P.L.C. Series A                                                                    18,000                   0
       Tomkins P.L.C.                                                                                   73,285             363,372
       Travis Perkins P.L.C.                                                                            11,935             260,645
       Trinity Mirror P.L.C.                                                                            27,900             292,389
       Tullow Oil P.L.C.                                                                                64,899             295,873
       Unilever P.L.C.                                                                                 297,011           2,898,656
       United Business Media P.L.C.                                                                     26,302             273,992
       United Utilities P.L.C.                                                                          91,323           1,018,332
       Vedanta Resources P.L.C.                                                                         27,964             339,008
       Vodafone Group P.L.C.                                                                         6,964,169          14,984,012
       Whitbread P.L.C.                                                                                 26,037             422,874
       William Hill P.L.C.                                                                              36,278             317,918
       Wilson Bowden P.L.C.                                                                             12,801             285,944
       Wimpey (George) P.L.C.                                                                           40,964             309,325
       Wolseley P.L.C.                                                                                  61,030           1,294,508
       WPP Group P.L.C.                                                                                124,799           1,224,898
       Xstrata P.L.C.                                                                                   95,888           2,174,568
       Yell Group P.L.C.                                                                                72,490             615,935
                                                                                                                 -----------------
TOTAL -- UNITED KINGDOM                                                                                                267,365,661
                                                                                                                 -----------------
FRANCE -- (9.0%)
COMMON STOCKS -- (9.0%)
       Accor SA                                                                                         18,966           1,005,462
       Air France-KLM                                                                                   24,260             450,411
       Air Liquide SA                                                                                   10,451           1,883,118
       Air Liquide SA Primes De Fid 02                                                                  11,393           2,071,259
    *  Alcatel SA                                                                                      111,905           1,376,805
    *  Alstom SA                                                                                         9,996             566,280
       Arcelor SA                                                                                       29,800             710,007
       Assurances Generales de France (AGF)                                                             15,535           1,512,737
    *  Atos Origin                                                                                       5,016             336,608
       AXA SA                                                                                          150,101           4,507,770
       BNP Paribas SA                                                                                   82,201           6,477,476
       Bollore Technologies SA                                                                             203              98,197
       Bourbon                                                                                           1,529             126,353
       Bouygues                                                                                         25,936           1,236,965
    *  Business Objects SA                                                                               6,090             241,867
    *  Cap Gemini SA                                                                                    11,859             468,592
       Carrefour                                                                                        55,663           2,408,883
       Casino Guichard Perrachon SA                                                                     10,202             669,334
       Cie Generale D'Optique Essilor Intenational SA                                                    9,233             765,335
       Clarins SA                                                                                        1,524              83,905
       CNP Assurances                                                                                    3,300             249,560
       Compagnie de Saint-Gobain                                                                        30,710           1,771,103
       Compagnie Francaise d'Etudes et de Construction Technip SA                                        8,071             455,986
       Dassault Systemes SA                                                                              9,666             533,291
    #  Dior (Christian) SA                                                                              17,202           1,457,230
       Eiffage SA                                                                                        3,165             260,762
       Esso SA                                                                                             286              56,453
       Euler-Hermes SA                                                                                   3,120             264,481
    *  European Aeronautic Defence & Space Co.                                                          24,565             905,640
       France Telecom SA                                                                               231,887           5,782,734
       Generale des Establissements Michelin SA Series B                                                11,147             605,332
       Groupe Danone                                                                                    24,159           2,490,238
       Havas SA                                                                                         27,830             125,165
       Hermes International SA                                                                           4,009             924,456
       Iliad SA                                                                                          3,200             182,864
       Imerys SA                                                                                         5,342             371,309
    *  JC Decaux SA                                                                                     18,441             400,827
       Klepierre SA                                                                                      1,862             171,739
       LaFarge SA                                                                                       17,070           1,458,747
       LaFarge SA Prime Fidelity                                                                         8,912             768,077
       Lagardere S.C.A. SA                                                                              10,889             769,170
       L'Oreal                                                                                          64,016           4,613,599
    #  LVMH (Louis Vuitton Moet Hennessy)                                                               43,990           3,754,600
       Metropole Television SA                                                                          10,023             257,220

       Neopost SA                                                                                        2,698             254,054
    #  Pernod-Ricard SA                                                                                  6,401           1,048,163
       Peugeot SA                                                                                       16,477             986,538
       PPR                                                                                               9,979           1,072,466
       Publicis Groupe                                                                                  14,334             484,796
       Remy Cointreau SA                                                                                 2,257              92,446
       Renault SA                                                                                       20,388           1,584,516
       Safran SA                                                                                        16,219             345,303
       Sanofi - Aventis                                                                                107,019           8,606,912
       Schneider SA                                                                                     22,234           1,909,836
       SEB SA Prime Fidelity                                                                               990             101,372
       Societe BIC SA                                                                                    3,600             210,468
       Societe des Ciments de Francais SA                                                                1,006             115,237
       Societe Generale Paris                                                                           33,782           4,005,976
       Societe Television Francaise 1                                                                   17,323             433,912
       Sodexho Alliance SA                                                                              11,496             457,098
       Ste des Autoroutes du Sud de la France                                                           25,546           1,456,883
       Stmicroelectronics NV                                                                            53,696             941,370
       Suez (ex Suez Lyonnaise des Eaux)                                                                80,946           2,302,493
       Thales SA                                                                                        16,134             716,441
       Thomson Multimedia                                                                               20,078             409,042
       Total SA                                                                                         56,938          14,205,504
       Unibail SA                                                                                        4,413             548,796
       Valeo SA                                                                                          6,734             248,141
       Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                                  464             220,201
       Veolia Environnement SA                                                                          29,204           1,247,160
    #  Vinci SA                                                                                         15,289           1,216,304
       Vivendi Universal SA                                                                            110,361           3,184,706
       Wendel Investissement                                                                             4,149             410,016
       Zodiac SA                                                                                         4,549             272,291
                                                                                                                 -----------------
TOTAL -- FRANCE                                                                                                        104,716,388
                                                                                                                 -----------------
SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
    *  ABB, Ltd.                                                                                       177,932           1,556,327
       Adecco SA                                                                                        18,801             853,853
       Baloise-Holding AG                                                                                4,586             244,032
       BKW FMB Energie AG                                                                                5,560             367,733
       Ciba Spezialitaetenchemie Holding AG                                                              5,741             336,201
       Cie Financiere Richemont AG Series A                                                             46,023           1,814,712
    *  Clariant AG                                                                                      18,560             251,774
       Credit Suisse Group                                                                             121,711           5,904,171
       Geberit AG                                                                                          348             256,520
       Givaudan SA                                                                                         652             414,492
       Holcim, Ltd.                                                                                     21,899           1,418,968
    *  Julius Baer Holding AG                                                                            6,569             459,892
       Kuehne & Nagel International AG                                                                   3,032             812,546
       Lindt & Spruengli AG                                                                                 12             198,790
    *  Logitech International SA                                                                         7,438             339,844
       Lonza Group AG                                                                                    3,415             192,689
       Nestle SA, Cham und Vevey                                                                        40,945          12,089,905
       Nobel Biocare Holding AG                                                                          2,028             460,828
       Novartis AG                                                                                     236,286          12,349,221
       Roche Holding AG Bearer                                                                          23,956           3,951,821
       Roche Holding AG Genusschein                                                                     68,950          10,319,756
       Schindler Holding AG - Part Cert                                                                    210              79,665
       Schindler Holding AG - Regd                                                                       1,845             714,006
       Serono SA                                                                                         1,432           1,050,435
       Societe Generale de Surveillance Holding SA                                                         933             753,598
       Straumann Holding AG                                                                              1,836             398,361
       Swatch Group AG                                                                                   3,055             440,274
       Swiss Life AG                                                                                     2,640             420,949
       Swiss Reinsurance Co., Zurich                                                                    30,601           2,252,785
       Swisscom AG                                                                                      10,343           3,231,563
       Syngenta AG                                                                                       8,613             943,086
       Synthes, Inc.                                                                                    10,130           1,087,931
       The Swatch Group AG                                                                              18,164             534,232
       UBS AG                                                                                          104,483           9,613,765
       Zurich Financial SVCS AG                                                                         13,458           2,734,778
                                                                                                                 -----------------
TOTAL -- SWITZERLAND                                                                                                    78,849,503
                                                                                                                 -----------------

GERMANY -- (6.6%)
COMMON STOCKS -- (6.6%)
       Adidas-Salomon AG                                                                                 4,230             741,893
       Allianz AG                                                                                       36,680           5,324,372
       Altana AG                                                                                        14,018             739,575
       AMB Generali Holding AG                                                                           5,721             514,102
       BASF AG                                                                                          54,907           4,036,795
       Bayer AG                                                                                         66,661           2,656,667
       Bayerische Motoren Werke (BMW) AG                                                                59,234           2,602,791
       Beiersdorf AG                                                                                    11,568           1,390,305
       BHW Holding AG                                                                                    1,358              23,644
       Celesio AG                                                                                        9,662             766,591
       Commerzbank AG                                                                                   43,148           1,272,025
       Continental AG                                                                                   12,686           1,074,492
       DaimlerChrysler AG                                                                               88,798           4,476,519
       Deutsche Bank AG                                                                                 50,797           4,953,421
       Deutsche Boerse AG                                                                                9,160             903,392
       Deutsche Lufthansa AG                                                                            43,579             584,152
       Deutsche Post AG                                                                                135,361           2,947,220
       Deutsche Telekom AG                                                                             354,516           5,887,613
       E.ON AG                                                                                          64,274           6,114,663
       Fraport AG                                                                                        9,524             471,600
       Freenet.De AG                                                                                     2,562              59,091
    #  Fresenius Medical Care AG                                                                         6,632             629,171
    *  GEA Group AG                                                                                     14,061             163,909
       Hannover Rueckversicherungs AG                                                                   12,626             420,176
       Heidelberger Druckmaschinen AG                                                                    6,690             239,535
       Henkel KGAA                                                                                       1,961             173,453
       Hochtief AG                                                                                       4,316             175,031
       Hugo Boss AG                                                                                        808              28,021
       Hypo Real Estate Holding AG                                                                      12,665             657,594
    *  Infineon Technologies AG                                                                         59,381             531,250
       IVG Immobilien AG                                                                                 6,805             131,662
       K & S Aktiengesellschaft AG                                                                       3,513             222,142
    *  Karstadt Quelle AG                                                                               10,229             132,036
    *  Lanxess AG                                                                                        4,179             132,183
       Linde AG                                                                                          9,032             646,063
       MAN AG                                                                                           14,355             714,741
       Merck KGAA                                                                                        4,005             329,070
       Metro AG                                                                                         36,404           1,628,753
       Munchener Rueckversicherungs-Gesellschaft AG                                                     18,696           2,438,953
       Puma AG                                                                                           1,295             349,321
       Rheinmetall Berlin AG                                                                             3,270             189,891
       Rwe AG (Neu)                                                                                        800              47,422
       Rwe AG (NEU) Series A                                                                            42,538           2,934,839
       Salzgitter AG                                                                                     3,169             158,617
       SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)                                   25,996           4,693,109
       Schering AG                                                                                      15,392             995,651
       Schwarz Pharma AG                                                                                 2,790             151,202
       Siemens AG                                                                                       81,983           6,202,265
       Suedzucker AG                                                                                    20,328             452,419
       ThyssenKrupp AG                                                                                  44,279             890,214
    #  TUI AG                                                                                           20,917             403,176
    *  Unicredito Italiano SpA                                                                         258,085           1,598,687
       United Internet AG                                                                                3,567             126,832
    #  Volkswagen AG                                                                                    24,379           1,274,601
                                                                                                                 -----------------
TOTAL -- GERMANY                                                                                                        77,402,912
                                                                                                                 -----------------
AUSTRALIA -- (4.9%)
COMMON STOCKS -- (4.9%)
       ABC Learning Centres, Ltd.                                                                       22,010             117,771
       Alinta, Ltd.                                                                                     24,092             196,010
       Alumina, Ltd.                                                                                   111,044             519,615
       Amcor, Ltd.                                                                                      83,057             428,391
       AMP, Ltd.                                                                                       186,581           1,058,909
       Ansell, Ltd.                                                                                     12,403              98,619
       APN News & Media, Ltd.                                                                           49,644             174,919
       Aristocrat Leisure, Ltd.                                                                         49,521             449,196
       Australand Property Group                                                                        55,200              82,659
       Australia & New Zealand Banking Group, Ltd.                                                     179,044           3,148,546
       Australian Gas Light Co.                                                                         45,094             542,540
       Australian Stock Exchange, Ltd.                                                                   9,225             207,235
       AWB, Ltd.                                                                                        25,934             108,487
       AXA Asia Pacific Holdings, Ltd.                                                                 244,297             914,607
       Bendigo Bank, Ltd.                                                                               10,204              90,273

       BHP Billiton, Ltd.                                                                              360,962           5,796,038
       Billabong International, Ltd.                                                                    17,806             167,032
       Bluescope Steel, Ltd.                                                                            79,029             411,640
       Boral, Ltd.                                                                                      56,315             339,684
    #  Brambles Industries, Ltd.                                                                        97,711             697,438
       Brickworks, Ltd.                                                                                  6,164              59,111
    *  Burns, Philp & Co., Ltd.                                                                        147,539             121,665
       Caltex Australia, Ltd.                                                                           29,754             462,942
       Challenger Financial Services Group, Ltd.                                                        39,357             114,438
       Coca-Cola Amatil, Ltd.                                                                           50,128             281,763
       Cochlear, Ltd.                                                                                    5,059             148,257
       Coles Myer, Ltd.                                                                                119,156             876,963
       Commonwealth Bank of Australia                                                                  130,815           4,029,263
       Computershare, Ltd.                                                                              51,406             264,497
       CSL, Ltd.                                                                                        18,193             530,336
       CSR, Ltd.                                                                                        91,001             211,110
       DB RREEF Trust                                                                                   45,046              45,813
    #  DCA Group, Ltd.                                                                                  40,864             119,246
       Downer EDI, Ltd.                                                                                 24,378             124,283
       Excel Coal, Ltd.                                                                                 14,100              68,486
    #  Foodland Associates, Ltd.                                                                         8,315             177,856
       Foster's Group, Ltd.                                                                            203,771             848,296
       GPT Group                                                                                        75,385             217,916
    *  Hardman Resources, Ltd.                                                                          33,188              46,311
       Harvey Norman Holdings, Ltd.                                                                    128,448             273,244
       Iluka Resources, Ltd.                                                                            20,985             121,961
       Insurance Australiz Group, Ltd.                                                                 158,158             610,801
       James Hardies Industries NL                                                                      43,241             267,047
       John Fairfax Holdings, Ltd.                                                                      87,548             253,058
       Leighton Holdings, Ltd.                                                                          30,749             367,512
       Lend Lease Corp., Ltd.                                                                           34,557             356,183
    *  Lihir Gold, Ltd.                                                                                 79,000             111,777
       Lion Nathan, Ltd.                                                                                63,050             345,265
       Macquarie Bank, Ltd.                                                                             22,546           1,123,645
       Macquarie Goodman Group                                                                         106,159             339,184
       Macquarie Infrastructure Group                                                                   86,148             222,928
    *  Mayne Pharma, Ltd.                                                                               58,769             116,370
    #  Metcash Limited                                                                                  95,965             321,101
       Mirvac, Ltd.                                                                                    101,078             301,607
       Multiplex Group                                                                                  59,010             143,310
       National Australia Bank, Ltd.                                                                   164,185           3,911,440
       Newcrest Mining, Ltd.                                                                            24,425             381,641
       Nufarm, Ltd.                                                                                     11,456              96,470
       Oil Search, Ltd.                                                                                 67,498             171,870
       Onesteel, Ltd.                                                                                   52,679             138,988
       Orica, Ltd.                                                                                      26,162             383,421
       Origin Energy, Ltd.                                                                              76,870             398,929
    *  Oxiana, Ltd.                                                                                    122,487             124,944
       Patrick Corp., Ltd.                                                                              59,316             320,321
       Perpetual Trustees Australia, Ltd.                                                                3,869             184,957
       Promina Group, Ltd.                                                                             102,443             363,319
       Publishing and Broadcasting, Ltd.                                                                75,939             927,231
       Qantas Airways, Ltd.                                                                            342,970             951,945
       QBE Insurance Group, Ltd.                                                                        77,877           1,091,987
       Ramsay Health Care, Ltd.                                                                         14,733             106,914
       Rinker Group, Ltd.                                                                               92,878           1,063,722
    #  Rio Tinto, Ltd.                                                                                  46,842           2,117,414
       Santos, Ltd.                                                                                     59,506             500,434
    *  Scigen                                                                                           11,443                 607
       Seven Network, Ltd.                                                                               3,746              22,586
       SFE Corp., Ltd.                                                                                   9,801              96,291
       Sigma Co., Ltd.                                                                                  12,441             125,225
       Sims Group, Ltd.                                                                                  7,405              93,010
       Sonic Healthcare, Ltd.                                                                           23,405             258,817
    #  St. George Bank, Ltd.                                                                            51,674           1,077,673
       Suncorp-Metway, Ltd.                                                                             56,170             819,432
    *  Symbion Health, Ltd.                                                                             58,769             159,792
       Tabcorp Holdings, Ltd.                                                                           51,091             583,483
       Telstra Corp., Ltd.                                                                             876,734           2,481,093
       Toll Holdings, Ltd.                                                                              31,139             318,289
       Transurban Group                                                                                 76,105             379,295
       UNITAB, Ltd.                                                                                     10,745             102,353
       Virgin Blue Holdings, Ltd.                                                                       90,396             104,960
       Washington H. Soul Pattinson & Co., Ltd.                                                         18,899             136,674
       Wesfarmers, Ltd.                                                                                 37,340             976,176
    #  West Australian Newspapers Holdings, Ltd.                                                        15,484              95,490
       Westfield Group Stapled                                                                          39,159             492,078

    *  Westfield Group Stapled New                                                                       1,160              14,484
       Westpac Banking Corp.                                                                           182,608           3,001,640
       Woodside Petroleum, Ltd.                                                                         70,327           1,803,558
       Woolworths, Ltd.                                                                                102,726           1,287,549
       Worley Parsons, Ltd.                                                                             16,683             137,485
       Zinifex, Ltd.                                                                                    47,500             185,993
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     57,563,134
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
    *  Orica, Ltd. Rights 12/14/05                                                                       3,270              11,719
                                                                                                                 -----------------
TOTAL -- AUSTRALIA                                                                                                      57,574,853
                                                                                                                 -----------------
NETHERLANDS -- (4.4%)
COMMON STOCKS -- (4.4%)
       ABN AMRO Holding NV                                                                             189,858           4,667,557
       Aegon NV                                                                                        150,762           2,384,029
       AKZO Nobel NV                                                                                    25,960           1,162,993
    *  ASML Holding NV                                                                                  44,995             859,266
       Buhrmann NV                                                                                      11,136             147,090
       Heineken Holding NV                                                                              40,723           1,193,004
       Heineken NV                                                                                      77,252           2,364,653
       Hunter Douglas NV                                                                                 5,232             276,331
       ING Groep NV                                                                                    219,463           7,089,772
    *  Koninklijke Ahold NV                                                                            152,842           1,145,104
       Koninklijke DSM NV                                                                               22,244             822,450
       Koninklijke KPN NV                                                                              241,808           2,387,037
       Koninklijke Philips Electronics NV                                                              138,607           3,862,837
    #  Mittal Steel Co. NV                                                                              21,802             599,604
    *  Nutricia (Verenigde Bedrijven) NV                                                                15,794             650,051
       Randstad Holdings NV                                                                             20,298             834,757
       Reed Elsevier NV                                                                                 67,133             892,680
       Royal Dutch Shell P.L.C. Series A                                                               419,075          12,905,561
       SBM Offshore NV                                                                                   3,072             240,347
       TNT Post Groep NV                                                                                57,222           1,539,366
       Unilever NV                                                                                      58,321           3,907,110
       Vedior NV                                                                                        15,338             216,301
       VNU NV                                                                                           24,697             769,951
       Wolters Kluwer NV                                                                                27,979             558,356
                                                                                                                 -----------------
TOTAL -- NETHERLANDS                                                                                                    51,476,207
                                                                                                                 -----------------
SPAIN -- (3.4%)
COMMON STOCKS -- (3.4%)
    #  Abertis Infraestructuras SA                                                                      44,293           1,171,643
       Acciona SA                                                                                        5,051             558,709
       Acerinox SA                                                                                      15,983             211,985
       Actividades de Construccion y Servicios SA                                                       22,866             657,648
       Altadis SA                                                                                       23,623             995,843
    #  Antena 3 de Television SA                                                                         9,360             205,225
       Banco Bilbao Vizcaya SA                                                                         182,100           3,207,116
       Banco de Andalucia SA                                                                               655              58,329
       Banco de Sabadell SA                                                                             22,839             583,998
       Banco de Valencia SA                                                                              5,586             171,352
    #  Banco Espanol de Credito SA                                                                      39,155             580,196
       Banco Pastor SA                                                                                   2,530             115,684
       Banco Popular Espanol SA                                                                         75,740             913,867
       Banco Santander Central Hispanoamerica SA                                                       566,687           7,180,342
    #  Bankinter SA                                                                                      4,862             267,408
       Cementos Portland SA                                                                              1,338             105,005
       Cia Espanola de Petroleous SA                                                                    13,626             641,366
       Compania de Distribucion Integral Logista SA                                                      1,928              93,882
       Corporacion Mapfre Compania Internacional de Reaseguros SA                                       15,336             256,907
       Ebro Puleva SA                                                                                    8,097             142,624
       Enagas SA                                                                                        14,223             250,023
       Endesa SA                                                                                        89,410           2,319,674
       Fomento de  Construcciones y Contratas SA                                                        11,974             662,020
       Gamesa Corporacion Tecnologica SA                                                                12,172             169,887
    #  Gas Natural SDG SA                                                                               43,183           1,175,809
       Grupo Catalana Occidente SA                                                                         708              62,016
       Grupo Ferrovial SA                                                                               11,821             822,776
       Iberdrola SA                                                                                     76,134           1,997,771
    #  Iberia Lineas Aereas de Espana SA                                                                65,471             166,764
       Indra Sistemas SA                                                                                11,012             216,661

       Industria de Diseno Textil SA                                                                    60,827           1,788,956
       Inmobiliaria Urbis SA                                                                             3,791              71,071
       Metrovacesa SA                                                                                    4,468             285,883
       Promotora de Informaciones SA                                                                    17,174             294,947
    #  Red Electrica de Espana SA                                                                        7,740             214,064
       Repsol SA                                                                                        87,508           2,569,405
       Sacyr Vallehermoso SA                                                                            20,933             531,195
       Sociedad General de Aguas de Barcelona SA Class A                                                 8,070             184,569
  # *  Sogecable SA                                                                                      8,794             350,590
    #  Sol Melia SA                                                                                      8,400             102,756
       Telefonica de Espana SA                                                                         405,073           5,972,800
       Telefonica Publicidad e Informacion SA                                                           26,439             211,474
    #  Union Fenosa SA                                                                                  19,200             706,411
    #  Zardoya Otis SA                                                                                  18,093             470,291
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     39,716,942
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
    *  Aguas de Barcelona Rights 11/21/05                                                                8,070               1,617
                                                                                                                 -----------------
TOTAL -- SPAIN                                                                                                          39,718,559
                                                                                                                 -----------------
ITALY -- (3.2%)
COMMON STOCKS -- (3.2%)
       Acea SpA                                                                                          7,694              77,290
    #  AEM SpA                                                                                         102,681             193,253
       Alleanza Assicurazioni SpA                                                                       52,431             616,368
       ASM Brescia SpA                                                                                  15,418              47,106
       Assicurazioni Generali SpA, Trieste                                                              90,744           2,809,236
       Autogrill SpA, Novara                                                                            14,752             197,867
    #  Autostade SpA                                                                                    40,846             920,162
       Banca Antoniana Popolare Veneta SpA                                                              14,739             454,939
       Banca Fideuram SpA                                                                               70,232             383,936
       Banca Intesa SpA                                                                                397,132           1,913,003
    #  Banca Monte Dei Paschi di Siena SpA                                                             176,149             842,639
    *  Banca Nazionale del Lavoro SpA                                                                  173,414             547,527
       Banca Popolare di Milano Scarl                                                                   32,914             320,866
       Banca Popolare Italiana                                                                          17,228             149,847
       Banco Popolare Bergamo SpA                                                                       22,543             494,417
       Banco Popolare di Verona e Novara SpA                                                            33,593             651,056
       Benetton Group SpA                                                                                5,718              63,803
       Bulgari SpA                                                                                      16,639             171,006
       Buzzi Unicem SpA                                                                                  5,787              88,412
       Capitalia SpA                                                                                   125,484             701,247
       Cassa di Risparmio di Firenze SpA                                                                34,725             102,197
       CIR SpA (Cie Industriale Riunite), Torino                                                        34,312              88,528
       Compagnia Assicuratrice Unipol SpA                                                               84,333             243,015
       Credito Bergamasco SpA                                                                              854              26,249
       Credito Emiliano SpA                                                                             12,917             141,029
       Davide Campari - Milano SpA                                                                      13,276              88,416
       Eni SpA                                                                                         248,117           6,723,062
       Ente Nazionale per L'Energia Elettrica SpA                                                      461,796           3,637,058
       Erg SpA                                                                                           4,499             109,674
    *  Fastweb                                                                                           3,329             155,331
  # *  Fiat SpA                                                                                         59,319             481,622
       Finecogroup SpA                                                                                  18,285             170,538
       Finmeccanica SpA                                                                                 19,250             354,271
       Fondiaria - Sai SpA                                                                               7,144             216,996
    #  Gruppo Editoriale L'Espresso SpA                                                                 21,573             108,791
       Hera SpA                                                                                         36,487              97,795
       Italcementi SpA                                                                                   8,940             150,524
       Italmobiliare SpA, Milano                                                                           449              28,822
       Lottomatica SpA                                                                                   2,664              90,416
       Luxottica Group SpA                                                                              40,566             999,218
       Mediaset SpA                                                                                     83,030             873,343
    #  Mediobanca SpA                                                                                   34,000             597,579
    #  Mediolanum SpA                                                                                   44,701             282,936
       Milano Assicurazioni SpA                                                                         14,260              95,673
       Mondadori (Arnoldo) Editore SpA                                                                  13,860             127,794
       Pirelli & C.Real Estate SpA                                                                       1,079              60,260
       Pirelli & Co. SpA                                                                                93,332              82,460
    #  RAS SpA (Riunione Adriatica di Sicurta)                                                          50,861           1,163,206
       Saipem SpA                                                                                       24,958             380,085
       San Paolo-IMI SpA                                                                               107,452           1,626,391
    *  Seat Pagine Gialle SpA                                                                          429,123             199,213
    *  Seat Pagine Gialle SpA, Torino                                                                  107,998              60,826

       SNAM Rete Gas SpA                                                                               142,784             602,227
       Societe Cattolica di Assicurazoni Scarl SpA                                                       3,880             189,558
       Telecom Italia SpA                                                                              873,104           2,435,651
       UniCredito Italiano SpA                                                                         424,035           2,617,695
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     37,052,429
                                                                                                                 -----------------
PREFERRED STOCKS -- (0.0%)
    *  Fiat SpA                                                                                          3,000              20,008
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
    *  Fiat SpA Rights 12/14/05                                                                         62,319                 154
                                                                                                                 -----------------
TOTAL -- ITALY                                                                                                          37,072,591
                                                                                                                 -----------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
       Alfa Laval AB                                                                                     9,100             180,641
       Assa Abloy AB Series B                                                                           27,900             411,846
       Atlas Copco AB Series A                                                                          32,500             649,052
       Atlas Copco AB Series B                                                                          19,800             352,844
    *  Boliden AB                                                                                       20,500             128,272
    *  Capio AB                                                                                          6,200             109,209
       Castellum AB                                                                                      3,700             134,613
       Electrolux AB Series B                                                                           28,000             649,467
       Eniro AB                                                                                         14,800             160,951
       Fabege AB                                                                                         7,535             127,116
       Gambro AB Series A                                                                               19,800             195,207
       Gambro AB Series B                                                                                9,200              90,714
       Getinge AB                                                                                       15,600             200,375
       Hennes & Mauritz AB Series B                                                                     67,750           2,115,787
       Holmen AB Series B                                                                                6,000             187,209
    *  Lundin Petroleum AB                                                                              14,500             147,023
    *  Modern Times Group AB Series B                                                                    4,800             185,747
       NCC AB Series B                                                                                   4,600              80,841
       Nordea Bank AB                                                                                  233,048           2,266,107
       Sandvik AB                                                                                       19,200             904,904
       Scania AB Series A                                                                                4,000             139,282
       Scania AB Series B                                                                                8,700             301,368
       Securitas AB Series B                                                                            28,300             433,149
       Skandia Insurance AB                                                                            101,000             553,296
       Skandinaviska Enskilda Banken Series A                                                           60,900           1,143,032
       Skanska AB Series B                                                                              36,800             547,868
       SKF AB Series A                                                                                   9,200             118,366
       SKF AB Series B                                                                                  38,800             504,530
       SSAB Swedish Steel Series A                                                                       4,700             150,778
       SSAB Swedish Steel Series B                                                                       2,600              76,757
       Svenska Cellulosa AB Series B                                                                    19,300             668,863
       Svenska Handelsbanken Series A                                                                   51,900           1,150,841
       Swedish Match AB (Frueher Svenska Taendsticks AB)                                                31,700             361,979
       Tele2 AB Series A                                                                                 2,400              24,685
       Tele2 AB Series B                                                                                33,950             343,284
       Telefon AB L.M. Ericsson Series B                                                             1,508,800           4,900,182
       TeliaSonera AB                                                                                  555,400           2,821,451
       Trelleborg AB Series B                                                                            5,600              92,723
       Volvo AB Series A                                                                                11,700             484,711
       Volvo AB Series B                                                                                24,700           1,054,600
                                                                                                                 -----------------
TOTAL -- SWEDEN                                                                                                         25,149,670
                                                                                                                 -----------------
HONG KONG -- (1.8%)
COMMON STOCKS -- (1.8%)
    #  ASM Pacific Technology, Ltd.                                                                     17,000              93,138
       Bank of East Asia, Ltd.                                                                         134,873             402,773
       Cathay Pacific Airways, Ltd.                                                                    221,000             382,932
       Chaoda Modern Agriculture (Holdings), Ltd.                                                       88,000              34,240
       Cheung Kong Holdings, Ltd.                                                                      151,600           1,571,997
       Cheung Kong Infrastructure Holdings, Ltd.                                                       129,000             416,675
       China Merchants Holdings (International) Co., Ltd.                                              107,015             224,302
       China Overseas Land & Investment, Ltd.                                                          344,000             136,975
    *  China State Construction International Holdings, Ltd.                                            19,111               4,411
       China Travel International Investment, Ltd.                                                     218,000              50,414
       China Unicom, Ltd.                                                                              642,000             524,280
       CITIC International Financial                                                                    84,000              31,621

       Citic Pacific, Ltd.                                                                             103,000             281,765
       CLP Holdings, Ltd.                                                                              177,400           1,044,911
       CNOOC, Ltd.                                                                                   2,166,500           1,442,529
       CNPC (Hong Kong), Ltd.                                                                          190,000              39,581
       Dah Sing Banking Group, Ltd.                                                                        720               1,264
       Dah Sing Financial Holdings, Ltd.                                                                12,059              83,246
       Esprit Holdings, Ltd.                                                                            87,541             616,095
       First Pacific Co., Ltd.                                                                         202,000              75,378
       Galaxy Entertainment Group, Ltd.                                                                144,000              72,651
       Giordano International, Ltd.                                                                     98,000              55,243
       Global Bio-Chem Technology Group Co., Ltd.                                                      108,000              46,568
       GOME Electrical Appliances Holdings, Ltd.                                                        82,000              48,331
       Great Eagle Holdings, Ltd.                                                                       26,000              66,045
       Hang Lung Group, Ltd.                                                                            84,000             163,254
       Hang Lung Properties, Ltd.                                                                      113,500             169,880
       Hang Seng Bank, Ltd.                                                                            131,100           1,732,567
       Henderson Investment, Ltd.                                                                      137,000             230,903
    #  Henderson Land Development Co., Ltd.                                                            117,000             515,113
       Hengan International Group Co., Ltd.                                                             48,000              50,369
       Hong Kong and China Gas Co., Ltd.                                                               353,000             748,420
       Hong Kong and Shanghai Hotels, Ltd.                                                              67,501              73,724
       Hong Kong Electric Holdings, Ltd.                                                               128,207             624,500
       Hong Kong Exchanges & Clearing, Ltd.                                                             48,000             174,245
       Hopewell Holdings, Ltd.                                                                          59,000             144,808
       Hopson Development Holdings, Ltd.                                                                50,000              65,770
       Hutchison Whampoa, Ltd.                                                                         256,500           2,427,947
       Hysan Development Co., Ltd.                                                                      54,745             129,587
       Industrial & Commercial Bank of China (Asia), Ltd.                                               24,000              29,665
       Johnson Electric Holdings, Ltd.                                                                 168,000             171,766
    #  Kerry Properties, Ltd.                                                                           41,952             112,375
       Kingboard Chemical Holdings, Ltd.                                                                44,000             105,187
       Kowloon Motor Bus Holdings, Ltd.                                                                 17,600             102,038
    #  Lenova Group, Ltd.                                                                              302,000             147,614
       Li & Fung, Ltd.                                                                                 160,000             322,347
       Melco International Development, Ltd.                                                            56,000              61,679
       MTR Corp., Ltd.                                                                                 227,586             455,208
       New World China Land, Ltd.                                                                      165,200              70,100
       New World Development Co., Ltd.                                                                 157,085             206,592
    #  NWS Holdings Ltd.                                                                                87,150             132,277
       PCCW, Ltd.                                                                                      235,265             149,713
       Shanghai Industrial Holdings, Ltd.                                                               39,000              73,111
    #  Shangri-La Asia, Ltd.                                                                           100,913             145,790
       Shun Tak Holdings, Ltd.                                                                          80,000              67,805
    #  Sino Land Co., Ltd.                                                                             184,485             217,845
    *  Sinochem Hong Kong Holdings, Ltd.                                                               264,000              45,957
       Sun Hung Kai Properties, Ltd.                                                                   135,706           1,288,433
       Swire Pacific, Ltd. Series A                                                                     42,500             385,201
       Techtronic Industries Co., Ltd.                                                                  86,500             220,533
       Television Broadcasts, Ltd.                                                                      25,000             135,176
       Texwinca Holdings, Ltd.                                                                          34,000              24,104
       Tingyi (Cayman Islands) Holding Corp.                                                           118,000              50,921
       Wharf Holdings, Ltd.                                                                            136,542             483,700
       Wheelock and Co., Ltd.                                                                           70,000             114,768
       Wheelock Properties, Ltd.                                                                       110,000              74,828
       Wing Hang Bank, Ltd.                                                                             16,500             114,302
       Wing Lung Bank, Ltd.                                                                              8,000              59,785
       Yue Yuen Industrial (Holdings), Ltd.                                                             78,500             210,629
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     20,777,901
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
    *  Cheung Kong Rights                                                                                4,737              23,460
                                                                                                                 -----------------
TOTAL -- HONG KONG                                                                                                      20,801,361
                                                                                                                 -----------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
       Elisa Oyj                                                                                        11,713             222,374
       Fortum Oyj                                                                                      113,088           1,984,314
       Kesko Oyj                                                                                         6,400             166,020
    *  Kone Oyj Series B                                                                                10,280             343,987
       Metso Oyj                                                                                        10,444             273,105
    *  Neste Oil Oyj                                                                                    28,272             822,697
       Nokia Oyj                                                                                       422,721           7,205,019
       Nokian Renkaat Oyj                                                                                8,700             113,160
       Orion-Yhtyma Oyj Series A                                                                         4,200              75,960

       Orion-Yhtyma Oyj Series B                                                                         5,800             102,806
       Outokumpu Oyj Series A                                                                           19,700             264,177
       Oy Stockmann AB Series B                                                                          1,950              73,938
       Rautaruukki Oyj Series K                                                                          8,700             177,045
       Sampo Insurance Co., Ltd.                                                                        61,500           1,002,033
       Sanoma-Wsoy Oyj Series A                                                                          1,391              34,556
    #  Sanoma-Wsoy Oyj Series B                                                                         14,403             320,975
       Stockmann Oyj AB                                                                                  1,020              38,913
       Stora Enso Oyj Series R                                                                          67,900             868,845
       Tietoenator Corp.                                                                                 6,280             208,166
       Upm-Kymmene Oyj                                                                                  45,800             859,741
       Wartsila Corp. Oyj Series B                                                                       6,750             180,813
       Yit-Yhtymae Oyj                                                                                   4,850             195,992
                                                                                                                 -----------------
TOTAL -- FINLAND                                                                                                        15,534,636
                                                                                                                 -----------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
       AGFA-Gevaert NV, Mortsel                                                                          7,300             143,994
       Colruyt SA Halle                                                                                  1,700             228,539
    *  Cumerio VVPR                                                                                         55                   2
       Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                             4,997             315,544
       Dexia SA                                                                                         55,596           1,209,753
       Electrabel SA                                                                                     2,998           1,482,161
       Fortis AG                                                                                        97,350           2,884,304
       Groupe Bruxelles Lambert SA                                                                       2,500             228,986
       InBev NV                                                                                         29,842           1,259,600
       KBC Bancassurance Holding SA                                                                     28,460           2,467,942
       Mobistar SA                                                                                       2,500             201,800
       Solvay SA                                                                                         4,853             534,934
       UCB SA                                                                                            7,600             373,674
       Umicore                                                                                           1,748             187,875
    *  Umicore-Strip VVPR                                                                                   55                   7
                                                                                                                 -----------------
TOTAL -- BELGIUM                                                                                                        11,519,115
                                                                                                                 -----------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
       A P Moller -- Maersk A.S.                                                                            325           3,049,832
       Carlsberg A.S. Series B                                                                           3,475             180,678
       Codan A.S.                                                                                        1,450              76,089
       Coloplast A.S.                                                                                    2,340             127,328
       Dampskibsselsk Torm A.S.                                                                          1,700              78,984
       Danisco A.S.                                                                                      4,350             306,116
       Danske Bank A.S.                                                                                 43,056           1,383,447
       DSV, De Sammensluttede Vognmaend A.S.                                                             1,980             203,560
       GN Great Nordic A.S.                                                                             21,220             252,057
       Group 4 Securicor A.S.                                                                           28,536              77,472
       H. Lundbeck A.S.                                                                                 17,802             367,160
    *  Jyske Bank A.S.                                                                                   5,560             259,280
       Koebenhavns Lufthavne A.S.                                                                          390             122,165
       Novo-Nordisk A.S. Series B                                                                       24,250           1,302,316
       Novozymes A.S. Series B                                                                           4,880             245,020
       Rockwool A.S.                                                                                       400              34,442
       Sydbank A.S.                                                                                      5,940             137,588
       TDC A.S.                                                                                         19,210           1,150,759
    *  Topdanmark A.S.                                                                                   1,650             134,589
    *  Vestas Wind Systems A.S.                                                                         16,066             238,759
    *  William Demant Holding                                                                            3,260             172,022
                                                                                                                 -----------------
TOTAL -- DENMARK                                                                                                         9,899,663
                                                                                                                 -----------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
       Asia Pacific Breweries, Ltd.                                                                     14,000              73,646
       Capitaland, Ltd.                                                                                115,500             223,550
    *  Chartered Semiconductor Manufacturing, Ltd.                                                     112,000              82,808
       City Developments, Ltd.                                                                          32,000             155,922
       Comfortdelgro Corp., Ltd.                                                                       162,000             143,528
       Cosco Corp., Ltd.                                                                                23,000              32,002
       DBS Group Holdings, Ltd.                                                                        121,000           1,171,077
       Fraser & Neave, Ltd.                                                                             15,100             154,477
       Great Eastern Holdings, Ltd.                                                                     21,000             183,714
    *  Hyflux, Ltd.                                                                                     15,000              23,399

       Jardine Cycle & Carriage, Ltd.                                                                    9,200              56,414
       Keppel Corp., Ltd.                                                                               52,000             358,859
       Keppel Land, Ltd.                                                                                34,000              76,326
       MobileOne, Ltd.                                                                                  41,390              49,651
       Neptune Orient Lines, Ltd.                                                                       47,000              79,295
       Overseas Chinese Banking Corp., Ltd.                                                            252,320             968,711
       Overseas Union Enterprise, Ltd.                                                                   6,000              34,573
       Raffles Holdings, Ltd.                                                                           46,000              17,908
       SembCorp Industries, Ltd.                                                                        73,320             115,384
       Sembcorp Marine, Ltd.                                                                            55,000              86,311
       Singapore Airlines, Ltd.                                                                         85,000             587,177
       Singapore Land, Ltd.                                                                             11,000              34,685
    *  Singapore Petroleum Co., Ltd.                                                                    11,000              30,949
       Singapore Post, Ltd.                                                                            102,000              71,035
       Singapore Press Holdings, Ltd.                                                                  142,000             377,484
       Singapore Technologies Engineering, Ltd.                                                        174,000             270,443
       Singapore Telecommunications, Ltd.                                                            1,367,000           2,024,598
       Smrt Corporation, Ltd.                                                                           59,000              37,635
    *  STATS ChipPAC, Ltd.                                                                              80,000              52,535
       United Overseas Bank, Ltd.                                                                      124,000           1,061,176
    #  United Overseas Land, Ltd.                                                                       51,500              72,814
       Venture Corp., Ltd.                                                                              21,000             169,871
                                                                                                                 -----------------
TOTAL -- SINGAPORE                                                                                                       8,877,957
                                                                                                                 -----------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
       Allied Irish Banks P.L.C.                                                                        83,158           1,791,319
       Anglo Irish Bank Corp. P.L.C.                                                                    63,415             869,873
       Bank of Ireland P.L.C.                                                                           92,665           1,428,675
       CRH P.L.C.                                                                                       50,877           1,342,264
       Eircom Group P.L.C.                                                                              55,432             130,972
    *  Elan Corp. P.L.C.                                                                                38,336             391,922
       Grafton Group P.L.C.                                                                             15,596             144,034
       Independent News & Media P.L.C.                                                                  77,963             211,586
       Irish Life & Permanent P.L.C.                                                                    24,811             446,250
       Kerry Group P.L.C.                                                                               22,953             496,218
       Kingspan Group P.L.C.                                                                             9,779             119,337
    *  Ryanair Holdings P.L.C.                                                                          32,702             274,077
                                                                                                                 -----------------
TOTAL -- IRELAND                                                                                                         7,646,527
                                                                                                                 -----------------
NORWAY -- (0.6%)
COMMON STOCKS -- (0.6%)
    *  Aker Kvaerner OGEP ASA                                                                              467              24,903
       DNB Nor ASA Series A                                                                             59,800             625,325
    *  Fred Olsen Energy ASA                                                                             2,500              72,555
       Norsk Hydro ASA                                                                                  16,900           1,687,572
       Norske Skogindustrier ASA Series A                                                               12,285             178,908
       Odfjell ASA Series A                                                                              3,400              65,082
       Orkla ASA Series A                                                                               16,871             626,950
    *  Petroleum Geo-Services ASA (New)                                                                  5,550             156,060
       Schibsted ASA                                                                                     4,700             132,742
       Smedvig ASA Series A                                                                              3,800              78,584
       Statoil Den Norske Stats Oljeselskap ASA                                                         98,701           2,147,359
       Storebrand ASA                                                                                   24,100             220,368
       Tandberg ASA Series A                                                                            10,400              91,238
       Telenor ASA                                                                                      83,141             775,594
       Tomra Systems ASA                                                                                14,400             100,608
       Wilhelmsen (Wilhelm), Ltd. ASA Series A                                                           1,000              32,391
       Yara International ASA                                                                           20,200             307,810
                                                                                                                 -----------------
TOTAL -- NORWAY                                                                                                          7,324,049
                                                                                                                 -----------------
GREECE -- (0.5%)
COMMON STOCKS -- (0.5%)
    *  Agricultural Bank of Greece S.A.                                                                 11,076              63,027
       Alpha Bank A.E.                                                                                  26,340             775,450
       Coca-Cola Hellenic Bottling Co. S.A.                                                             16,870             440,392
       Cosmote Mobile Telecommunications S.A.                                                           21,450             456,853
       EFG Eurobank Ergasias S.A.                                                                       18,520             587,210
    *  Emporiki Bank of Greece S.A.                                                                      5,616             160,247
       Hellenic Petroleum S.A.                                                                          15,660             218,036
    *  Hellenic Telecommunication Organization Co. S.A.                                                 33,920             723,316

       Motor Oil (Hellas) Corinth Refineries S.A.                                                        9,785             212,715
       National Bank of Greece                                                                          25,018             976,842
       Piraeus Bank S.A.                                                                                15,935             316,457
       Public Power Corp. of Greece                                                                     15,920             330,868
       Titan Cement Co.                                                                                  5,140             181,920
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     5,443,333
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
    *  Emporiki Bank of Greece Rights 12/15/05                                                           5,616              14,633
                                                                                                                 -----------------
TOTAL -- GREECE                                                                                                          5,457,966
                                                                                                                 -----------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
       Bank Austria Creditanstalt AG                                                                     3,568             394,673
       Boehler-Uddeholm AG                                                                                 986             160,428
       Erste Bank der Oesterreichischen Sparkassen AG                                                   13,510             717,990
       EVN AG                                                                                            1,049              84,436
    *  Immofinanz Immobilien Anlagen AG                                                                  8,273              78,308
       Oesterreichische Elektrizitaetswirtschafts AG                                                       810             254,022
       OMV AG                                                                                           17,280             949,580
       Telekom Austria AG                                                                               35,563             802,870
       Uniqa Versicherungen AG                                                                           2,956              63,803
       Voestalpine AG                                                                                    1,802             170,921
       Wienerberger AG                                                                                   4,749             181,691
                                                                                                                 -----------------
TOTAL -- AUSTRIA                                                                                                         3,858,722
                                                                                                                 -----------------
CANADA -- (0.3%)
COMMON STOCKS -- (0.3%)
       Bank of Montreal                                                                                  7,500             403,077
       Bank of Nova Scotia                                                                               8,000             306,244
    *  BCE, Inc.                                                                                           500              11,842
       Brookfield Asset Management, Inc. Series A Limited Voting                                           300              14,140
       Canadian Imperial Bank of Commerce                                                                2,800             180,459
    *  Canadian National Railway Co.                                                                     6,000             478,447
    *  Canadian National Resources, Ltd.                                                                 4,200             190,335
       Enbridge, Inc.                                                                                      400              12,405
    *  EnCana Corp.                                                                                      6,900             306,187
       Manulife Financial Corp.                                                                         10,600             610,114
    *  Nortel Networks Corp.                                                                            22,500              64,994
       Petro-Canada                                                                                      4,300             164,054
    *  Power Corp. of Canada, Ltd.                                                                         400              10,625
    *  Power Finanacial Corp.                                                                              400              11,160
       Royal Bank of Canada                                                                              5,300             404,411
    *  Talisman Energy, Inc.                                                                             2,600             124,534
    *  Toronto Dominion Bank                                                                             2,000             103,544
       Transcanada Corp.                                                                                 2,850              88,408
                                                                                                                 -----------------
TOTAL -- CANADA                                                                                                          3,484,980
                                                                                                                 -----------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
       Banco BPI SA                                                                                     44,098             192,362
       Banco Comercial Portugues SA                                                                    210,677             523,437
       Banco Espirito Santo SA                                                                          19,360             304,514
       Brisa Auto Estradas de Portugal SA                                                               27,775             224,286
       Cimpor Cimentos de Portugal SA                                                                   34,848             186,774
       Energias de Portugal SA                                                                         199,346             587,082
       Portugal Telecom SA                                                                              75,151             689,994
       PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA                                  12,820             146,406
       Sonae SGPS SA                                                                                   108,923             185,928
                                                                                                                 -----------------
TOTAL -- PORTUGAL                                                                                                        3,040,783
                                                                                                                 -----------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
       Air New Zealand, Ltd.                                                                            29,483              24,873
       Auckland International Airport, Ltd.                                                             95,556             121,722
       Contact Energy, Ltd.                                                                             47,343             218,525
       Fisher & Paykel Healthcare Corp.                                                                 31,395              83,622

       Fletcher Building, Ltd.                                                                          42,093             214,234
       Sky City Entertainment Group, Ltd.                                                               38,163             125,739
    *  Sky Network Television, Ltd.                                                                     35,044             157,413
       Telecom Corporation of New Zealand, Ltd.                                                        179,483             729,663
       Trustpower, Ltd.                                                                                 21,162              91,028
       Warehouse Group, Ltd.                                                                            14,200              37,386
                                                                                                                 -----------------
TOTAL -- NEW ZEALAND                                                                                                     1,804,205
                                                                                                                 -----------------

                                                                                           FACE
                                                                                          AMOUNT
                                                                                      ---------------
                                                                                           (000)
TEMPORARY CASH INVESTMENTS -- (3.7%)

    ^  Repurchase Agreement, Bear Stearns 3.95%,12/01/05 (Collateralized by
          $2,211,263 U.S. STRIPS, 11/15/10, valued at $1,794,858) to be
          repurchased at $1,759,665                                                   $         1,759          1,759,472

    ^  Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05
          (Collateralized by $45,912,961 U.S. STRIPS, maturities ranging from
          02/15/09 to 02/15/13, valued at $38,760,000) to be repurchased at
          $38,004,191                                                                          38,000         38,000,000

       Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
          (Collateralized by $3,720,000 FHLMC Notes 4.00%, 09/22/09, valued at
          $3,645,600) to be repurchased at $3,591,387                                           3,591          3,591,000
                                                                                                       -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                              43,350,472
                                                                                                       -----------------

TOTAL INVESTMENTS -- (100.0%)
(Cost $953,163,493)                                                                                    $   1,164,136,675
                                                                                                       =================

                       INTERNATIONAL CORE EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                              SHARES                VALUE++
                                                                                       --------------------   -------------------
JAPAN -- (23.8%)
COMMON STOCKS -- (23.8%)
           Aderans Co., Ltd.                                                                          1,900   $            47,392
           Advantest Corp.                                                                            1,000                90,363
           AEON Co., Ltd.                                                                             3,600                80,153
           Aichi Bank, Ltd.                                                                             600                74,442
           AIOI Insurance Co., Ltd.                                                                  13,000                81,228
           Airport Facilities Co., Ltd.                                                               6,000                34,641
           Aisin Seiki Co., Ltd.                                                                      2,600                80,062
           Ajinomoto Co., Inc.                                                                        7,000                69,362
           Akita Bank, Ltd.                                                                           7,000                37,347
           Alfresa Holdings Corp.                                                                     1,200                52,811
           Aloka Co., Ltd.                                                                            4,000                29,287
           Alpha Systems, Inc.                                                                        1,300                37,228
           Alps Electric Co., Ltd.                                                                    5,000                78,941
           Amada Co., Ltd.                                                                           10,000                82,743
           Aoyama Trading Co., Ltd.                                                                   2,500                77,751
           Asahi Kasei Corp.                                                                         19,000               106,106
           Astellas Pharma, Inc.                                                                      1,900                73,223
           Autobacs Seven Co., Ltd.                                                                   1,900                85,076
           Bank of Iwate, Ltd.                                                                        1,100                71,930
           Bank of Kyoto, Ltd.                                                                        8,000                88,146
           Bank of Okinawa, Ltd.                                                                      1,200                52,458
           Bank of Saga, Ltd.                                                                        12,000                48,549
           Bank of the Ryukyus, Ltd.                                                                  1,200                42,429
           Bank of Yokohama, Ltd.                                                                    11,000                81,793
           Benesse Corp.                                                                              1,600                50,570
           Bridgestone Corp.                                                                          4,000                85,844
           Brother Industries, Ltd.                                                                   9,000                83,525
           Bull Dog Sauce Co., Ltd.                                                                   3,000                31,654
           Calsonic Kansei Corp.                                                                     13,000                80,281
           Canon Finetech, Inc.                                                                       1,000                21,222
           Central Japan Railway Co.                                                                     18               154,386
           CFS Corp.                                                                                  4,500                29,344
           Chiba Bank, Ltd.                                                                          10,000                81,683
           Chino Corp.                                                                                8,000                25,745
           Chiyoda Co., Ltd.                                                                          2,600                54,176
           Chubu Electric Power Co., Ltd.                                                             6,100               145,441
           Chuetsu Pulp and Paper Co., Ltd.                                                          10,000                24,825
       *   Chugai Mining Co., Ltd.                                                                   20,600                24,650
           Chugai Ro Co., Ltd.                                                                        8,000                26,677
           Chugoku Bank, Ltd.                                                                         6,000                82,333
           Chugoku Electric Power Co., Ltd.                                                           3,800                71,909
           Chukyo Bank, Ltd.                                                                         14,000                49,796
           Chuo Spring Co., Ltd., Nagoya                                                              7,000                31,600
           Citizen Watch Co., Ltd.                                                                    9,000                74,145
           Coca-Cola West Japan Co., Ltd.                                                             3,400                74,164
       *   Columbia Music Entertainment, Inc.                                                        23,000                25,693
           Computer Engineering & Consulting, Ltd.                                                    2,800                28,347
           Comsys Holdings Corp.                                                                      7,000                81,592
           Cosmo Oil Co., Ltd.                                                                       14,000                62,607
           Credit Saison Co., Ltd.                                                                    3,400               145,620
           CSK Corp.                                                                                  2,000                88,330
           Dai Nippon Printing Co., Ltd.                                                             10,000               170,387
           Dai Nippon Sumitomo Pharma Co., Ltd.                                                       6,000                55,583
           Daicel Chemical Industries, Ltd.                                                          12,000                76,966
           Daido Steel Co., Ltd.                                                                     14,000               101,121
           Daiho Corp.                                                                               10,000                25,157
           Dai-Ichi Jitsugyo Co., Ltd.                                                                7,000                30,101
           Daikin Industries, Ltd.                                                                    3,000                81,235
           Daio Paper Corp.                                                                           6,000                49,390
           Daishi Bank, Ltd.                                                                         15,000                70,389
           Daisyo Corp.                                                                               2,500                32,703
           Daiwa House Industry Co., Ltd.                                                             6,000                83,236
           Daiwa Securities Co., Ltd.                                                                10,000                97,110
           Daiwabo Co., Ltd.                                                                         17,000                39,505
           Daiwabo Information System Co., Ltd.                                                       1,500                24,925
           Denki Kagaku Kogyo KK                                                                     19,000                74,242

           Denso Corp.                                                                                5,300               162,873
           Dentsu, Inc.                                                                                  26                70,001
           Eagle Industry Co., Ltd.                                                                   4,000                29,955
           East Japan Railway Co.                                                                        13                81,566
           Eighteenth Bank, Ltd.                                                                      6,000                39,499
           Eisai Co., Ltd.                                                                            1,700                65,327
           Exedy Corp.                                                                                1,700                45,458
           Ezaki Glico Co., Ltd.                                                                      9,000                91,872
           Familymart Co., Ltd.                                                                       2,500                74,005
           Fanuc, Ltd.                                                                                  900                73,475
       *   FDK Corp.                                                                                 12,000                24,494
           Fuji Heavy Industries, Ltd.                                                               16,000                85,452
           Fuji Oil Co., Ltd.                                                                         3,000                26,664
           Fuji Photo Film Co., Ltd.                                                                  7,000               223,389
           Fuji Soft ABC, Inc.                                                                        1,800                52,425
           Fujikura, Ltd.                                                                            12,000                91,808
           Fujitsu, Ltd.                                                                             11,000                80,175
           Fukuda Corp.                                                                               5,000                29,738
           Fukui Bank, Ltd.                                                                           8,000                30,772
           Fukuoka Bank, Ltd.                                                                        11,000                82,345
           Funai Electric Co., Ltd.                                                                     900               100,627
           Furusato Industries, Ltd.                                                                  2,000                38,153
           Futaba Industrial Co., Ltd.                                                                3,500                77,460
           Glory, Ltd.                                                                                3,800                62,189
       *   Goldwin, Inc.                                                                              8,000                24,824
       *   GS Yuasa Corp.                                                                            15,000                36,998
       *   GSI Creos Corp.                                                                           12,000                24,789
           Gunma Bank, Ltd.                                                                          12,000                81,408
           Gunze, Ltd.                                                                               14,000                79,063
           Hachijuni Bank, Ltd.                                                                      10,000                74,780
           Hagoromo Foods Corp.                                                                       3,000                29,033
           Hankyu Department Stores, Inc.                                                             9,000                75,505
           Hankyu Holdings, Inc.                                                                     18,000                86,992
           Hanwa Co., Ltd.                                                                            9,000                33,308
       *   Haseko Corp.                                                                              21,000                83,199
           Heiwado Co., Ltd.                                                                          2,000                38,343
           Higo Bank, Ltd.                                                                            9,000                68,880
           Hiroshima Bank, Ltd.                                                                      14,000                84,929
           Hitachi High-Technologies Corp.                                                            4,200                91,626
           Hitachi Information Systems, Ltd.                                                          1,500                35,547
           Hitachi Kokusai Electric, Inc.                                                             3,000                31,192
           Hitachi Transport System, Ltd.                                                             4,000                39,543
           Hochiki Corp.                                                                              5,000                26,800
           Hokkoku Bank, Ltd.                                                                        15,000                66,955
           Hokuetsu Paper Mills, Ltd.                                                                 6,000                29,582
           Horiba, Ltd.                                                                               1,000                27,913
           Horipro, Inc.                                                                              2,000                24,846
           Hosiden Corp.                                                                              3,000                30,183
           House Foods Corp.                                                                          5,100                71,227
           Hoya Corp.                                                                                 2,100                75,698
           Hyakugo Bank, Ltd.                                                                        10,000                67,864
           Hyakujishi Bank, Ltd.                                                                     14,000                87,899
           Ihara Chemical Industry Co., Ltd.                                                          7,000                26,759
           Ishihara Sangyo Kaisha, Ltd.                                                              14,000                24,487
           Itochu Corp.                                                                              11,000                82,575
           Iwasaki Electric Co., Ltd.                                                                 8,000                26,665
           Iyo Bank, Ltd.                                                                             8,000                81,577
           Japan Medical Dynamic Marketing, Inc.                                                      2,600                25,900
           Japan Petroleum Exploration Co., Ltd.                                                      1,000                48,024
           Jastec Co., Ltd.                                                                           1,500                28,916
           JFE Holdings, Inc.                                                                         2,500                78,610
           Joban Kosan Co., Ltd.                                                                     13,000                23,728
           JS Group Corp.                                                                             5,000                92,300
           JSP Corp.                                                                                  3,400                28,877
           Juroku Bank, Ltd.                                                                         12,000                86,163
           Kadokawa Holdings, Inc.                                                                    1,600                50,118
           Kagome Co., Ltd.                                                                           2,800                28,060
           Kagoshima Bank, Ltd.                                                                      10,000                79,507
           Kamigumi Co., Ltd.                                                                        10,000                82,045
           Kanaden Corp.                                                                              5,000                32,573
           Kanamoto Co., Ltd.                                                                         5,000                29,495
           Kansai Electric Power Co., Inc.                                                            3,300                70,101
           Kansai Paint Co., Ltd., Osaka                                                             11,000                76,808
           Kanto Auto Works, Ltd.                                                                     2,500                36,963
           Kao Corp.                                                                                  3,000                70,421
           Kato Works Co., Ltd.                                                                       7,000                25,254
           Katokichi Co., Ltd.                                                                        7,800                50,392

           Kawada Industries, Inc.                                                                   10,000                25,821
           KDDI Corp.                                                                                    13                68,315
           Keihanshin Real Estate Co., Ltd.                                                           5,000                44,054
           Keihin Co., Ltd.                                                                           7,000                26,982
           Keihin Electric Express Railway Co., Ltd.                                                 12,000                74,389
           Kikkoman Corp.                                                                             8,000                76,225
           Kinden Corp.                                                                               8,000                70,046
           Kinki Sharyo Co., Ltd., Nagaokakyo                                                         7,000                25,380
           Kintetsu Corp.                                                                            22,000                79,448
           Kinugawa Rubber Industrial Co., Ltd.                                                      11,000                24,649
           Kioritz Corp.                                                                              8,000                25,228
           Kirin Brewery Co., Ltd.                                                                    7,000                75,021
           Kishu Paper Co., Ltd.                                                                     10,000                25,828
           Kitano Construction Corp.                                                                 10,000                32,253
           Kiyo Bank, Ltd.                                                                           17,000                40,742
           Kobe Steel, Ltd.                                                                          29,000                84,076
           Koito Industries, Ltd.                                                                     7,000                39,708
           Komatsu, Ltd.                                                                              6,000                83,071
           Konica Minolta Holdings, Inc.                                                              7,500                68,488
           Kosei Securities Co., Ltd.                                                                13,000                31,995
           Kubota Corp.                                                                              11,000                85,791
           Kumiai Chemical Industry Co., Ltd., Tokyo                                                 10,000                25,296
           Kurabo Industries, Ltd.                                                                   16,000                50,635
           Kuraray Co., Ltd.                                                                          9,000                88,830
           Kureha Chemical Industry Co., Ltd.                                                         6,000                29,852
           Kyocera Corp.                                                                              2,200               149,884
           Kyodo Shiryo Co., Ltd.                                                                    17,000                29,860
           Kyoei Tanker Co., Ltd.                                                                     8,000                25,997
           Kyokuyo Co., Ltd.                                                                         13,000                32,353
           Kyoritsu Maintenance Co., Ltd.                                                             1,200                40,669
           Kyosan Electric Manufacturing Co., Ltd.                                                    9,000                31,336
           Kyowa Hakko Kogyo Co., Ltd.                                                               10,000                70,524
           Kyushu Electric Power Co., Inc.                                                            3,300                70,309
           Laox Co., Ltd.                                                                            10,000                30,463
           Lion Corp.                                                                                12,000                76,969
           Mabuchi Motor Co., Ltd.                                                                    1,400                77,624
           Maezawa Industries, Inc.                                                                   3,100                24,518
           Makita Corp.                                                                               4,000                98,248
           Marubeni Corp.                                                                            15,000                73,955
           Maruei Department Store Co., Ltd.                                                          9,000                25,878
           Marui Co., Ltd.                                                                            4,400                82,560
           Maruichi Steel Tube, Ltd.                                                                  4,000                82,769
           Maruwa Co., Ltd.                                                                           1,200                30,325
           Maruyama Manufacturing Co., Inc.                                                           7,000                25,683
           Matsushita Electric Industrial Co., Ltd.                                                  27,000               542,703
           Matsushita Electric Works, Ltd.                                                            8,000                76,167
           Matsuzakaya Co., Ltd.                                                                      6,000                48,597
           Mediceo Paltac Holdings Co., Ltd.                                                          5,200                71,912
           Meiji Dairies Corp.                                                                       10,000                49,967
           Meiji Seika Kaisha, Ltd. Tokyo                                                            14,000                72,059
           Millea Holdings, Inc.                                                                         19               312,705
           Minato Bank, Ltd.                                                                         13,000                42,392
           Mitsubishi Corp.                                                                           5,000               101,624
           Mitsubishi Electric Corp.                                                                 13,000                86,827
           Mitsubishi Estate Co., Ltd.                                                                5,000                72,710
           Mitsubishi Gas Chemical Co., Inc.                                                         11,000                89,873
           Mitsubishi Heavy Industries, Ltd.                                                         39,000               163,685
           Mitsubishi UFJ Financial Group, Inc.                                                          20               251,265
           Mitsui & Co., Ltd.                                                                         7,000                85,867
           Mitsui Chemicals, Inc.                                                                    12,000                66,275
           Mitsui Engineering and Shipbuilding Co., Ltd.                                             34,000                88,422
           Mitsui Sumitoma Insurance Co., Ltd.                                                       16,000               182,330
           Mitsumi Electric Co., Ltd.                                                                 3,100                31,842
           Miura Co., Ltd.                                                                            1,300                29,616
           Miyazaki Bank, Ltd.                                                                       10,000                51,001
           Miyoshi Oil & Fat Co., Ltd.                                                               13,000                31,303
           Mizuho Financial Group, Inc.                                                                  24               168,472
           Mizuno Corp.                                                                               9,000                52,289
           Morinaga Milk Industry Co., Ltd.                                                           9,000                31,818
           Murata Manufacturing Co., Ltd.                                                             1,300                73,811
           Myojo Foods Co., Ltd.                                                                      5,000                29,049
           Nagase & Co., Ltd.                                                                         6,000                71,489
           Nagoya Railroad Co., Ltd.                                                                 20,000                70,092
           Nakabayashi Co., Ltd.                                                                      9,000                25,181
           Nanto Bank, Ltd.                                                                          11,000                74,457
           NEC Corp.                                                                                 22,000               132,294
           NEC Fielding, Ltd.                                                                         2,800                47,962

           NEC Mobiling, Ltd.                                                                         1,700                29,250
           NGK Spark Plug Co., Ltd.                                                                   5,000               105,141
           Nichia Steel Works, Ltd.                                                                   6,000                29,263
           Nichicon Corp.                                                                             6,000                72,715
           Nichimo Corp.                                                                             15,000                23,538
           Nichirei Corp.                                                                            12,000                48,539
           Nidec Corp.                                                                                1,300                93,423
           Nidec Tosok Corp.                                                                          2,600                35,411
           Nifco, Inc.                                                                                2,000                33,095
           Nihon Parkerizing Co., Ltd.                                                                2,000                26,074
           Nikken Chemicals Co., Ltd.                                                                10,000                33,851
           Nikko Cordial Corp.                                                                        4,000                54,364
           Nintendo Co., Ltd., Kyoto                                                                    700                77,102
           Nippon Carbon Co., Ltd.                                                                   11,000                27,130
           Nippon Chemical Industrial Co., Ltd.                                                      11,000                29,316
           Nippon Chemi-Con Corp.                                                                     5,000                31,683
           Nippon Concrete Industries Co., Ltd.                                                       9,000                25,936
           Nippon Denwa Shisetu Co., Ltd.                                                             8,000                28,915
           Nippon Express Co., Ltd.                                                                  16,000                85,238
           Nippon Fine Chemical Co., Ltd.                                                             5,000                38,737
           Nippon Flour Mills Co., Ltd.                                                              12,000                48,428
           Nippon Konpo Unyu Soko Co., Ltd.                                                           3,000                37,468
           Nippon Light Metal Co., Ltd.                                                              29,000                72,095
           Nippon Meat Packers, Inc., Osaka                                                           7,000                71,554
           Nippon Mining Holdings, Inc.                                                              11,000                72,226
           Nippon Mitsubishi Oil Corp.                                                               19,000               138,135
           Nippon Paint Co., Ltd.                                                                    10,000                41,889
           Nippon Paper Group, Inc.                                                                      19                66,149
           Nippon Road Co., Ltd.                                                                     10,000                24,799
           Nippon Seiki Co., Ltd.                                                                     3,000                51,850
           Nippon Sheet Glass Co., Ltd.                                                              16,000                66,894
           Nippon Steel Corp.                                                                        23,000                77,585
           Nippon Suisan Kaisha, Ltd.                                                                11,000                42,511
           Nippon Synthetic Chemical Industry Co., Ltd.                                              11,000                30,447
           Nippon Thompson Co., Ltd.                                                                  6,000                51,416
           Nippon Yusen KK                                                                           12,000                72,683
           Nipponkoa Insurance Co., Ltd.                                                              7,000                56,164
           Nipro Corp.                                                                                2,000                27,361
           Nishi-Nippon Bank, Ltd.                                                                   18,000               106,610
           Nissan Motor Co., Ltd.                                                                     6,600                67,732
           Nissan Shatai Co., Ltd.                                                                    7,000                51,549
           Nissay Dowa General Insurance Co., Ltd.                                                   13,000                95,085
           Nisshin Fire & Marine Insurance Co., Ltd.                                                 12,000                48,339
           Nisshin Fudosan Co., Ltd.                                                                  2,400                32,465
           Nisshin Seifun Group, Inc.                                                                 7,700                74,915
           Nisshin Steel Co., Ltd.                                                                   24,000                68,146
           Nisshinbo Industries, Inc.                                                                 7,000                66,170
           Nissin Food Products Co., Ltd.                                                             2,700                74,517
           Nissin Sugar Manufacturing Co., Ltd.                                                       7,000                23,488
           Nitto Boseki Co., Ltd.                                                                    21,000                49,768
           Nitto Denko Corp.                                                                          1,300                88,792
           Nitto FC Co., Ltd.                                                                         5,000                30,092
           NOF Corp.                                                                                  7,000                35,349
           Nomura Co., Ltd.                                                                           7,000                39,984
           Nomura Securities Co., Ltd.                                                                9,000               149,541
           Noritz Corp.                                                                               1,800                29,680
           NSK, Ltd.                                                                                 14,000                90,721
           NTN Corp.                                                                                 12,000                82,082
           NTT Docomo, Inc.                                                                              40                62,184
           Obayashi Corp.                                                                            12,000                84,397
           Obic Co., Ltd.                                                                               300                48,160
           Ogaki Kyoritsu Bank, Ltd.                                                                 12,000                70,413
           Oita Bank, Ltd.                                                                            5,000                38,982
           Oji Paper Co., Ltd.                                                                       14,000                71,891
           Okabe Co., Ltd.                                                                            7,000                25,742
           Okamura Corp.                                                                              4,000                29,879
           Oki Electric Industry Co., Ltd.                                                           23,000                76,480
       *   OKK Corp.                                                                                  7,000                26,660
           Olympic Corp.                                                                              3,100                27,956
           Olympus Corp.                                                                              3,000                76,791
           Omron Corp.                                                                                3,000                69,092
           Ono Pharmaceutical Co., Ltd.                                                               1,400                58,447
           Ono Sokki Co., Ltd.                                                                        5,000                31,044
           Onoken Co., Ltd.                                                                           2,000                31,227
           Onward Kashiyama Co., Ltd.                                                                 5,000                82,879
           Oriental Land Co., Ltd.                                                                    1,200                63,813
           Origin Electric Co., Ltd.                                                                  5,000                31,689

           Osaka Gas Co., Ltd.                                                                       21,000                68,732
           Otsuka Corp.                                                                                 600                52,659
           Paramount Bed Co., Ltd.                                                                    1,100                26,419
           Patlite Corp.                                                                              1,500                18,767
       *   Patlite Corp. Issue 05 When Issued                                                         1,500                18,767
       *   Penta-Ocean Construction Co., Ltd.                                                        18,000                34,978
           Piolax, Inc.                                                                               1,500                29,403
           Pioneer Electronic Corp.                                                                   4,500                62,055
           Q.P. Corp.                                                                                 8,400                71,270
           Raito Kogyo Co., Ltd.                                                                      7,100                28,353
           Rasa Industries, Ltd.                                                                     10,000                36,452
           Rhythm Watch Co., Ltd.                                                                    13,000                24,287
           Ricoh Co., Ltd., Tokyo                                                                    10,000               174,307
           Ricoh Elemex Corp.                                                                         4,000                37,474
           Ringer Hut Co., Ltd.                                                                       2,800                30,756
           Rinnai Corp.                                                                               3,200                76,844
           Rohm Co., Ltd.                                                                             1,400               125,736
           Rohto Pharmaceutical Co., Ltd.                                                             4,000                37,915
           Ryobi, Ltd.                                                                                6,000                36,624
           Ryosan Co., Ltd.                                                                           1,400                36,133
           S Foods, Inc.                                                                              3,000                27,805
           Sakata INX Corp.                                                                           5,000                24,447
           Sanden Corp.                                                                              10,000                49,558
           Sankyo-Tateyama Holdings, Inc.                                                            12,000                28,899
           Sanyo Chemical Industries, Ltd.                                                            4,000                32,272
       *   Sanyo Electric Co., Ltd.                                                                  22,000                49,019
           Sanyo Shokai, Ltd.                                                                         8,000                64,855
           Sanyo Special Steel Co., Ltd.                                                              6,000                44,071
           Sapporo Hokuyo Holdings, Inc.                                                                  9                89,006
           Sapporo Holdings, Ltd.                                                                    15,000                79,459
           Secom Co., Ltd.                                                                            1,500                77,107
           Seijo Corp.                                                                                1,200                29,193
           Seika Corp.                                                                               11,000                26,298
           Seiko Epson Corp.                                                                          2,200                56,129
           Seino Holdings Co., Ltd.                                                                   8,000                73,144
           Sekisui Chemical Co., Ltd.                                                                11,000                75,104
           Sekisui House, Ltd.                                                                        6,000                71,124
           Seventy-seven (77) Bank, Ltd.                                                             11,000                80,812
           SFCG Co., Ltd.                                                                               280                59,262
           Sharp Corp., Osaka                                                                         5,000                77,281
           Shiga Bank, Ltd.                                                                          10,000                69,790
           Shikoku Bank, Ltd.                                                                        10,000                48,054
           Shima Seiki Manufacturing Co., Ltd.                                                        1,200                32,321
           Shimachu Co., Ltd.                                                                         2,500                69,991
           Shimadzu Corp.                                                                            11,000                76,077
           Shimano, Inc.                                                                              2,700                64,973
           Shin Nippon Air Technologies Co., Ltd.                                                     4,200                30,619
           Shinagawa Refractories Co., Ltd.                                                           8,000                32,373
           Shin-Etsu Chemical Co., Ltd.                                                               1,700                88,140
           Shinki Co., Ltd.                                                                           4,800                47,651
           Shinko Securities Co., Ltd.                                                               21,000                87,121
           Shinko Shoji Co., Ltd.                                                                     3,000                38,108
           Shin-Kobe Electric Machinery Co., Ltd.                                                     6,000                31,409
           Shionogi & Co., Ltd.                                                                       6,000                73,470
           Shiseido Co., Ltd.                                                                         5,000                80,322
           Shizuoka Bank, Ltd.                                                                       15,000               145,769
           Shochiku Co., Ltd.                                                                         6,000                49,543
           Shoko Co., Ltd.                                                                           15,000                30,214
           SMBC Friend Securities Co., Ltd.                                                          11,500                74,056
           Softbank Corp.                                                                             1,300               104,062
       *   Sojitz Corp.                                                                               9,700                53,904
           Sompo Japan Insurance, Inc.                                                                9,000               118,328
           Sonton Food Industry Co., Ltd.                                                             3,000                31,362
           SS Pharmaceutical Co., Ltd., Tokyo                                                         4,000                30,177
           Stanley Electric Co., Ltd.                                                                 4,400                71,490
           Suminoe Textile Co., Ltd.                                                                 12,000                35,301
           Sumitomo Bakelite Co., Ltd.                                                               12,000                87,172
           Sumitomo Chemical Co., Ltd.                                                               12,000                74,488
           Sumitomo Corp.                                                                            15,000               177,271
           Sumitomo Electric Industries, Ltd.                                                         6,000                82,769
           Sumitomo Forestry Co., Ltd.                                                                8,000                70,311
           Sumitomo Metal Industries, Ltd., Osaka                                                    20,000                68,729
           Sumitomo Metal Mining Co., Ltd.                                                            9,000                89,820
           Sumitomo Mitsui Financial Group, Inc.                                                         17               159,568
           Sumitomo Pipe & Tube Co., Ltd.                                                             5,000                32,272
           Sumitomo Trust & Banking Co., Ltd.                                                        17,000               142,562
           Suruga Bank, Ltd.                                                                          6,000                67,937

           Suzuken Co., Ltd.                                                                          2,500                76,175
           Suzuki Motor Corp.                                                                         4,000                74,470
           T&D Holdings, Inc.                                                                         2,000               126,028
           Tadano, Ltd.                                                                               4,000                29,381
           Taiheiyo Cement Corp.                                                                     20,000                80,194
           Taiho Kogyo Co., Ltd.                                                                      2,700                30,557
           Taisei Corp.                                                                              19,000                81,005
           Taisho Pharmaceutical Co., Ltd.                                                            4,000                71,872
           Taiyo Nippon Sanso Corp.                                                                  12,000                76,966
           Taiyo Yuden Co., Ltd.                                                                      7,000                76,901
           Takagi Securities Co., Ltd.                                                                8,000                39,132
           Takara Holdings, Inc.                                                                     25,000               145,328
           Takara Standard Co., Ltd.                                                                  5,000                29,979
           Takeda Pharmaceutical Co., Ltd.                                                            2,500               136,939
           Takiron Co., Ltd.                                                                          7,000                26,110
           Tasaki Shinju Co., Ltd.                                                                    6,000                25,272
           Tatsuta Electric Wire & Cable Co., Ltd.                                                    9,000                25,625
           Tayca Corp.                                                                                8,000                28,146
           TDK Corp.                                                                                    900                74,851
           Tecmo, Ltd.                                                                                2,400                23,468
           Teikoku Oil Co., Ltd.                                                                      9,000               100,249
           Teikoku Tsushin Kogyo Co., Ltd.                                                            5,000                26,932
           Terumo Corp.                                                                               2,300                63,549
           The Daito Bank, Ltd.                                                                      12,000                32,324
           The Joyo Bank, Ltd.                                                                       13,000                73,690
           The San-in Godo Bank, Ltd.                                                                 8,000                74,030
       *   Tobishima Corp.                                                                           15,500                24,624
           Tochigi Bank, Ltd.                                                                         4,000                31,312
           Tohcello Co., Ltd.                                                                         5,000                33,017
           Toho Bank, Ltd.                                                                           14,000                71,984
           Toho Co., Ltd.                                                                             4,500                90,170
           Toho Gas Co., Ltd.                                                                        18,000                70,840
           Tohuku Electric Power Co., Inc.                                                            3,300                63,564
           Tokai Carbon Co., Ltd.                                                                     8,000                32,147
           Tokai Tokyo Securities Co., Ltd.                                                          10,000                41,132
           Toko, Inc.                                                                                 8,000                26,997
           Tokushima Bank, Ltd.                                                                       5,000                46,896
           Tokyo Dome Corp.                                                                          13,000                67,234
           Tokyo Electric Power Co., Ltd                                                              2,900                69,673
           Tokyo Electron, Ltd.                                                                       1,500                90,692
           Tokyo Gas Co., Ltd.                                                                       18,000                72,466
           Tokyo Leasing Co., Ltd.                                                                    2,300                38,515
           Tokyo Nissan Auto Sales Co., Ltd.                                                          5,000                26,610
           Tokyo Steel Manufacturing Co., Ltd.                                                        4,800                62,119
           Tokyo Style Co., Ltd.                                                                      6,000                73,788
           Tokyo Tatemono Co., Ltd.                                                                   9,000                75,070
           Tokyo Theatres Co., Inc., Tokyo                                                           11,000                41,509
           Tokyotokeiba Co., Ltd.                                                                    17,000                50,982
           Toli Corp.                                                                                 9,000                29,520
           Tomoe Corp.                                                                                6,000                26,066
           TonenGeneral Sekiyu KK                                                                     5,000                53,232
           Toppan Printing Co., Ltd.                                                                  7,000                76,685
           Toray Industries, Inc.                                                                    15,000               102,307
           Torigoe Co., Ltd.                                                                          4,000                36,713
           Toshiba Corp.                                                                             16,000                83,814
           Tosho Printing Co., Ltd.                                                                   7,000                30,443
           Tosoh Corp.                                                                               17,000                75,298
           Toto, Ltd.                                                                                 9,000                80,480
           Towa Bank, Ltd.                                                                           17,000                50,908
       *   Toyo Kanetsu KK                                                                           12,000                27,748
           Toyo Seikan Kaisha, Ltd.                                                                   5,000                74,933
           Toyo Suisan Kaisha, Ltd.                                                                   3,000                48,026
           Toyo Tire & Rubber Co., Ltd.                                                               7,000                34,490
           Toyo Wharf & Warehouse Co., Ltd.                                                          13,000                31,203
           Toyobo Co., Ltd.                                                                          30,000                77,674
           Toyoda Gosei Co., Ltd.                                                                     3,800                72,566
           Toyota Auto Body Co., Ltd.                                                                 3,800                72,816
           Tsubakimoto Chain Co.                                                                      6,000                38,808
           Tsudakoma Corp.                                                                           11,000                25,786
           Tsurumi Manufacturing Co., Ltd.                                                            2,000                20,766
           Tsutsunaka Plastic Industry Co., Ltd.                                                      7,000                29,150
           TV Asahi Corp.                                                                                29                72,398
           Uchida Yoko Co., Ltd.                                                                      6,000                38,540
           UFJ NICOS Co., Ltd.                                                                        9,000                80,967
           Uniden Corp.                                                                               2,000                37,822
           UNY Co., Ltd.                                                                              6,000                81,522
           Wacoal Corp.                                                                               6,000                81,147

           Wakachiku Construction Co., Ltd.                                                          15,000                35,046
           Watabe Wedding Corp.                                                                       1,600                26,459
           West Japan Railway Co.                                                                        20                76,475
           Wood One Co., Ltd.                                                                         4,000                23,147
           Yahoo Japan Corp.                                                                             62                74,846
           Yamada Denki Co., Ltd.                                                                       500                51,236
           Yamagata Bank, Ltd.                                                                        6,000                34,089
           Yamaguchi Bank, Ltd.                                                                       6,000                80,198
           Yamaha Corp.                                                                               4,100                63,883
           Yamaha Motor Co., Ltd.                                                                     2,000                45,522
           Yamaichi Electronics Co., Ltd.                                                             1,800                25,112
           Yamanashi Chuo Bank, Ltd.                                                                 10,000                74,208
           Yamatake Corp.                                                                             3,800                78,822
           Yamatane Corp.                                                                            15,000                30,353
           Yamato Kogyo Co., Ltd.                                                                     3,000                44,985
           Yamato Transport Co., Ltd.                                                                 5,000                81,944
           Yamazaki Baking Co., Ltd.                                                                  9,000                70,463
           Yasuda Warehouse Co., Ltd.                                                                 4,000                34,992
           Yokogawa Electric Corp.                                                                    7,000               112,529
           Yorozu Corp.                                                                               3,200                32,132
           Yoshinoya D&C Co., Ltd.                                                                       19                34,917
           Zuken, Inc.                                                                                2,300                24,231
                                                                                                              -------------------
TOTAL -- JAPAN                                                                                                         29,314,096
                                                                                                              -------------------
UNITED KINGDOM -- (15.5%)
COMMON STOCKS -- (15.5%)
           Abbot Group P.L.C.                                                                         1,509                 6,577
           Aberdeen Asset Management P.L.C.                                                          18,800                39,989
       *   Acambis P.L.C.                                                                             6,465                23,694
           AGA Food Service Group P.L.C.                                                              5,272                26,583
           Aggreko P.L.C.                                                                             7,371                32,309
           Alexon Group P.L.C.                                                                        6,447                23,462
       *   Alizyme P.L.C.                                                                            11,276                23,801
           Alliance & Leicester P.L.C.                                                                4,392                67,526
           Alliance Unichem P.L.C.                                                                    4,622                59,359
           Alphameric P.L.C.                                                                         15,132                22,877
           Amec P.L.C.                                                                               12,856                76,871
       *   Amlin P.L.C.                                                                              20,269                83,890
           Anglo America P.L.C.                                                                      16,495               516,247
           Antofagasta P.L.C.                                                                         2,864                82,233
           Arriva P.L.C.                                                                              6,470                63,977
       *   Ashtead Group P.L.C.                                                                       3,220                 9,381
           Associated British Foods P.L.C.                                                            4,499                63,479
           Associated British Ports Holdings P.L.C.                                                   7,862                77,753
           Atkins (WS) P.L.C.                                                                         2,327                29,608
           Atrium Underwriting P.L.C.                                                                 8,767                30,955
           Aveva Group P.L.C.                                                                         1,554                24,990
           Aviva P.L.C.                                                                              26,589               314,473
           BAA P.L.C.                                                                                16,631               182,518
           Babcock International Group P.L.C.                                                         8,854                33,607
           BAE Systems P.L.C.                                                                        45,882               267,531
           Barratt Developments P.L.C.                                                                5,279                82,438
           BBA Group P.L.C.                                                                          18,064                97,538
           Bellway P.L.C.                                                                             2,391                42,467
           BHP Billiton P.L.C.                                                                        5,617                84,034
       *   Biocompatibles International P.L.C.                                                        5,510                22,553
           Bloomsbury Publishing P.L.C.                                                               4,494                25,524
           Bodycote International P.L.C.                                                              7,273                27,518
           Boots Group P.L.C.                                                                         6,034                62,106
           Bovis Homes Group P.L.C.                                                                   2,641                33,070
           Bradford & Bingley P.L.C.                                                                 24,304               155,433
           Brambles Industries P.L.C.                                                                11,454                77,356
           Brewin Dolphin Holdings P.L.C.                                                            12,988                33,070
           Brit Insurance Holdings P.L.C.                                                            32,346                47,361
       *   British Airways P.L.C.                                                                    14,288                76,902
           British American Tobacco P.L.C.                                                            3,413                74,086
       *   British Energy Group P.L.C.                                                                9,960                80,273
           British Land Co. P.L.C.                                                                    9,147               154,732
           British Sky Broadcasting Group P.L.C.                                                      6,611                56,242
           British Steam Specialties Group P.L.C.                                                     1,378                 6,624
           Brixton P.L.C.                                                                             5,502                38,347
           Brown (N) Group P.L.C.                                                                     2,484                 7,421
           Burren Energy P.L.C.                                                                       2,238                35,020
           Cable and Wireless P.L.C.                                                                 53,809               110,514
       *   Cairn Energy P.L.C.                                                                        2,516                79,303

           Capita Group P.L.C.                                                                       10,415                70,401
           Capital & Regional P.L.C.                                                                  2,024                29,103
           Carillion P.L.C.                                                                           5,924                30,810
           Carnival P.L.C.                                                                            3,018               168,819
           Centrica P.L.C.                                                                           14,606                57,900
       *   Charter P.L.C.                                                                             4,929                42,155
           Chemring Group P.L.C.                                                                      2,123                25,242
           Close Brothers Group P.L.C.                                                                6,751                98,760
       *   CLS Holdings P.L.C.                                                                        3,345                28,210
           Cobham P.L.C.                                                                             25,611                73,234
       *   Colt Telecom Group P.L.C.                                                                  6,542                 6,521
           Communisis P.L.C.                                                                         17,096                25,769
           Compass Group P.L.C.                                                                      37,045               135,019
       *   Cookson Group P.L.C.                                                                       1,271                 8,398
           Corus Group P.L.C.                                                                       114,056               109,266
           Countrywide P.L.C.                                                                        11,260                74,168
           Cranswick P.L.C.                                                                           2,662                27,676
           Crest Nicholson P.L.C.                                                                     3,961                30,252
           Croda International P.L.C.                                                                 3,983                30,994
           Daejan Holdings P.L.C.                                                                       128                 7,891
           Dairy Crest Group P.L.C.                                                                   3,204                27,733
       *   Dana Petroleum P.L.C.                                                                        458                 7,310
           Davis Service Group P.L.C.                                                                 9,356                73,578
           De La Rue P.L.C.                                                                           4,445                32,309
           De Vere Group P.L.C.                                                                       2,693                30,859
           Delta P.L.C.                                                                              13,459                25,524
           Derwent Valley Holdings P.L.C.                                                             1,326                31,824
           Detica Group P.L.C.                                                                        1,475                25,390
           Devro P.L.C.                                                                              13,279                30,168
           Dicom Group P.L.C.                                                                         6,860                24,084
           Diploma P.L.C.                                                                             1,983                23,839
           Domestic & General Group P.L.C.                                                            2,142                29,445
           Domino Printing Sciences P.L.C.                                                            6,165                26,869
           DS Smith P.L.C.                                                                           10,806                28,067
           DSG International                                                                         59,959               157,883
       *   Easyjet P.L.C.                                                                            14,334                81,381
       *   Eircom Group P.L.C.                                                                       12,680                44,185
           Electrocomponents P.L.C.                                                                  18,296                81,118
           Elementis P.L.C.                                                                          51,576                62,433
           Emap P.L.C.                                                                                5,167                76,582
           EMI Group P.L.C.                                                                          16,298                65,539
       *   Enodis P.L.C.                                                                             12,531                27,172
           Enterprise Inns P.L.C.                                                                    10,071               151,508
           Erinaceous Group P.L.C.                                                                    5,746                31,210
       *   Evolution Group P.L.C.                                                                    11,360                25,046
           Filtronic P.L.C.                                                                           6,007                27,600
           Findel P.L.C.                                                                                802                 6,022
           First Choice Holidays P.L.C.                                                              22,051                81,456
           Firstgroup P.L.C.                                                                         13,056                77,131
           Forth Ports P.L.C.                                                                         1,288                32,558
           French Connection Group P.L.C.                                                             5,511                25,072
           Friends Provident P.L.C.                                                                  26,815                88,112
           Future Network P.L.C.                                                                     19,568                19,885
           Gallaher Group P.L.C.                                                                      4,928                74,763
           Galliford Try P.L.C.                                                                      23,181                35,182
           Game Group P.L.C.                                                                         24,501                31,232
           GCAP Media P.L.C.                                                                          8,746                42,412
           GKN P.L.C.                                                                                28,579               140,056
           Grainger Trust P.L.C.                                                                      3,641                30,129
           Great Portland Estates P.L.C.                                                              4,344                29,911
           Great Universal Stores P.L.C.                                                              4,206                64,987
           Greene King P.L.C.                                                                         2,956                35,455
           Greggs P.L.C.                                                                                354                27,812
           Group 4 Securicor P.L.C.                                                                  24,890                66,246
       *   Gyrus Group P.L.C.                                                                         5,107                31,834
           Halma P.L.C.                                                                              10,824                31,709
           Hammerson P.L.C.                                                                           8,101               133,515
           Hanson P.L.C.                                                                             10,539               108,098
           Hardys & Hansons P.L.C.                                                                    2,504                30,019
           HBOS P.L.C.                                                                               47,076               708,015
           Headlam Group P.L.C.                                                                       3,793                26,598
       *   Henderson Group P.L.C.                                                                    23,355                25,656
           Hilton Group P.L.C.                                                                        3,870                22,261
           Hiscox P.L.C.                                                                             26,928               100,383
           HMV Group P.L.C.                                                                           6,711                21,645
           Homeserve P.L.C.                                                                             383                 7,769
       *   Homestyle Group P.L.C.                                                                    16,500                25,512

           House of Fraser P.L.C.                                                                    14,513                29,098
           Hunting P.L.C.                                                                             1,341                 7,118
           Huntsworth P.L.C.                                                                         17,182                25,027
           ICAP P.L.C.                                                                                8,198                51,229
           IMI P.L.C.                                                                                 8,547                69,262
           Imperial Tobacco Group P.L.C.                                                              2,493                73,960
           Inchcape P.L.C.                                                                            1,764                71,629
           Incisive Media P.L.C.                                                                     10,736                26,180
       *   Intermediate Capital Group P.L.C.                                                          3,438                77,804
           International Power P.L.C.                                                                16,176                68,326
           Intertek Group P.L.C.                                                                      3,845                47,193
       *   Invensys P.L.C.                                                                          513,756               155,088
           Isoft Group P.L.C.                                                                         4,527                29,790
           Ite Group P.L.C.                                                                          13,126                26,024
           ITV P.L.C.                                                                                75,000               140,319
           Jardine Lloyd Thompson Group P.L.C.                                                        4,188                35,351
           JKX Oil and Gas P.L.C.                                                                     6,519                24,072
           Johnson Matthey P.L.C.                                                                     4,541                97,633
           Johnson Service Group P.L.C.                                                               3,879                27,722
           Johnston Press P.L.C.                                                                      6,122                50,470
           Kelda Group P.L.C.                                                                         5,294                66,921
           Kensington Group P.L.C.                                                                    2,728                35,753
           Kier Group P.L.C.                                                                          1,776                36,576
           Laing (John) P.L.C.                                                                        6,206                30,995
           Laird Group P.L.C.                                                                         8,765                60,632
           Land Securities Group P.L.C.                                                               5,674               151,713
           Legal and General Group P.L.C.                                                            73,886               148,862
           Liberty International P.L.C.                                                               8,588               144,883
           Logicacmg P.L.C.                                                                          34,093                93,501
       *   London Clubs International P.L.C.                                                         13,326                31,402
           London Merchant Securities P.L.C.                                                          7,083                28,717
           Luminar P.L.C.                                                                               813                 6,916
           Man Group P.L.C.                                                                           4,491               137,396
       *   Marconi Corp. P.L.C.                                                                       7,547                49,008
           Marks & Spencer Group P.L.C.                                                              10,768                84,775
           Marshalls P.L.C.                                                                           5,494                28,848
           McAlpine (Alfred) P.L.C.                                                                   4,538                29,692
           McBride P.L.C.                                                                            12,308                32,284
           McCarthy & Stone P.L.C.                                                                    6,859                74,666
           Meggitt P.L.C.                                                                            11,967                69,063
           Melrose Resources P.L.C.                                                                   4,120                25,848
           Metalrax Group P.L.C.                                                                     22,274                28,593
           MFI Furniture Group P.L.C.                                                                52,487                67,869
           Michael Page International P.L.C.                                                          1,624                 7,178
           Millennium and Copthorne Hotels P.L.C.                                                    11,478                74,616
           Minerva P.L.C.                                                                             6,011                26,711
           Misys P.L.C.                                                                              13,229                49,422
           Mitchells & Butlers P.L.C.                                                                21,792               139,725
           Mitie Group P.L.C.                                                                         2,290                 6,721
       *   Morgan Crucible Company P.L.C.                                                             7,832                31,008
           Morgan Sindall P.L.C.                                                                      1,879                29,831
           Mothercare P.L.C.                                                                          4,989                30,854
           Mucklow (A & J) Group P.L.C.                                                               3,971                29,749
       *   Mytravel Group P.L.C.                                                                     22,840                70,469
           National Express Group P.L.C.                                                              5,281                82,142
           National Grid Group P.L.C.                                                                12,791               118,125
           Northern Foods P.L.C.                                                                     10,527                27,904
           Northern Rock P.L.C.                                                                       4,653                66,799
       *   Northgate Information Solutions P.L.C.                                                    39,247                58,514
           O2 P.L.C.                                                                                 91,178               307,721
       *   Pace Micro Technology P.L.C.                                                              34,362                32,944
           Paladin Resources P.L.C.                                                                   5,355                32,902
           Pearson P.L.C.                                                                            12,371               143,208
           Pendragon P.L.C.                                                                           4,298                35,866
           Peninsular & Oriental Steam Navigation P.L.C.                                             14,790               112,098
           Persimmon P.L.C.                                                                           9,594               182,313
           Pilkington P.L.C.                                                                         28,697                73,793
           Premier Farnell P.L.C.                                                                    18,684                51,748
           Premier Foods P.L.C.                                                                      10,070                51,181
       *   Premier Oil P.L.C.                                                                         2,043                26,269
           Prudential Corp. P.L.C.                                                                   12,835               116,669
           Punch Taverns, Ltd.                                                                        4,650                66,465
           PZ Cuzzons P.L.C.                                                                          1,242                33,728
           Radstone Technology P.L.C.                                                                 4,950                25,419
           Rank Group P.L.C.                                                                          8,893                47,310
           Reckitt Benckiser P.L.C.                                                                   2,293                70,685
           Redrow P.L.C.                                                                             10,002                83,961

       *   Regent Inns P.L.C.                                                                        16,761                27,564
           Rentokil Initial 2005 P.L.C.                                                              27,190                75,729
           Restaurant Group P.L.C.                                                                   12,727                32,842
           Rexam P.L.C.                                                                               7,686                67,626
           Richmond Foods P.L.C.                                                                      3,573                31,951
           Robert Walters P.L.C.                                                                     13,001                29,872
           Robert Wiseman Dairies P.L.C.                                                              5,896                28,234
       *   Rolls Royce Group P.L.C.                                                                  25,530               171,660
           Rolls Royce Group P.L.C. Class B                                                         105,677                   187
           Rotork P.L.C.                                                                              2,873                29,729
           Royal & Sun Alliance Insurance Group P.L.C.                                               46,614                91,239
           Royal Bank of Scotland Group P.L.C.                                                       31,358               891,836
           Royal Dutch Shell P.L.C. Series B                                                         17,550               566,031
           RPC Group P.L.C.                                                                           6,129                25,950
           RPS Group P.L.C.                                                                           9,101                24,752
           Sabmiller P.L.C.                                                                          11,139               196,855
           Sage Group P.L.C.                                                                         17,381                69,651
           Sainsbury (J.) P.L.C.                                                                     19,406                95,155
           Savills P.L.C.                                                                             1,999                31,354
           Schroders P.L.C.                                                                           4,259                65,097
       *   Schroders P.L.C. Non-Voting                                                                5,028                72,206
           Scottish & Newcastle P.L.C.                                                               17,048               139,570
           Scottish Hydro-Electric P.L.C.                                                             3,756                63,561
       *   SDL P.L.C.                                                                                 8,590                26,710
           Serco Group P.L.C.                                                                        16,064                81,344
           Severfield-Rowan P.L.C.                                                                    2,117                31,775
           Shaftesbury P.L.C.                                                                         4,427                30,527
           Shanks Group P.L.C.                                                                        9,994                27,423
           SIG P.L.C.                                                                                 2,428                29,950
           Signet Group P.L.C.                                                                       35,277                62,749
           Slough Estates P.L.C.                                                                     15,619               146,846
           SMG P.L.C.                                                                                16,594                24,904
           Smith & Nephew P.L.C.                                                                      7,085                62,719
           Smith (WH) P.L.C.                                                                          4,488                30,284
           Smiths Group P.L.C.                                                                        3,987                66,897
       *   Soco International P.L.C.                                                                  2,165                27,712
           Sondex P.L.C.                                                                              7,594                27,565
           Spectris P.L.C.                                                                              705                 7,487
           Speedy Hire P.L.C.                                                                         2,805                37,046
           Spirax-Sarco Engineering P.L.C.                                                            2,116                31,648
           SSL International P.L.C.                                                                   1,422                 6,909
           St. Ives P.L.C.                                                                            4,122                21,131
           St. Modwen Properties P.L.C.                                                               3,671                28,754
           Standard Chartered P.L.C.                                                                  3,142                67,031
           Tate & Lyle P.L.C.                                                                        12,066               114,108
           Taylor Nelson Sofres P.L.C.                                                               13,398                52,011
           Taylor Woodrow P.L.C.                                                                     24,581               144,236
           TDG P.L.C.                                                                                 6,362                26,575
           Ted Baker P.L.C.                                                                           3,510                27,042
           Tesco P.L.C.                                                                              63,634               332,490
           Trinity Mirror P.L.C.                                                                      6,237                65,363
           TT Electronics P.L.C.                                                                     10,659                26,067
           Tullow Oil P.L.C.                                                                          4,238                19,321
           Ulster Television P.L.C.                                                                   3,742                27,159
           Ultra Electronics Holdings P.L.C.                                                          1,894                29,737
           Uniq P.L.C.                                                                               12,866                24,919
           Unite Group P.L.C.                                                                         5,289                32,343
           United Utilities P.L.C.                                                                    6,072                67,708
           Vedanta Resources P.L.C.                                                                   1,629                19,748
       *   Venture Production P.L.C.                                                                  3,232                27,895
           Victrex P.L.C.                                                                               688                 7,598
           Viridian Group P.L.C.                                                                      2,061                30,742
           VT Group P.L.C.                                                                            4,528                30,024
           Weir Group P.L.C.                                                                          1,092                 7,043
       *   Wellington Underwriting P.L.C.                                                            27,800                45,442
           Westbury P.L.C.                                                                            3,616                34,248
           Wetherspoon (J.D.) P.L.C.                                                                  5,598                31,337
           Whitbread P.L.C.                                                                           8,714               141,527
           William Hill P.L.C.                                                                        7,743                67,855
           Wilmington Group P.L.C.                                                                    7,851                26,250
           Wilson Bowden P.L.C.                                                                       3,679                82,180
           Wimpey (George) P.L.C.                                                                    10,380                78,381
       *   Wolfson Microelectronics P.L.C.                                                            5,439                27,161
           Wolseley P.L.C.                                                                            3,218                68,257
           Wolverhampton & Dudley Breweries P.L.C.                                                    4,079                87,990
           Wood Group (John) P.L.C.                                                                  21,993                77,196
           Workspace Group P.L.C.                                                                     6,034                30,656

           WPP Group P.L.C.                                                                          16,973               166,589
           WSP Group P.L.C.                                                                           4,475                27,564
           Xstrata P.L.C.                                                                             4,410               100,011
           Yell Group P.L.C.                                                                          8,328                70,762
                                                                                                              -------------------
TOTAL -- UNITED KINGDOM                                                                                                19,128,154
                                                                                                              -------------------
UNITED STATES -- (13.6%)
COMMON STOCKS -- (13.6%)
       *   ABN AMRO Holding NV ADR                                                                   10,100               248,056
       *   Allianz AG ADR                                                                            27,900               404,550
       *   Allied Irish Banks P.L.C. ADR                                                              6,200               267,034
       *   Amvescap P.L.C.  ADR                                                                      11,300               155,375
       *   ARM Holdings P.L.C. ADR                                                                   10,400                65,416
       *   Astrazeneca Group ADR                                                                      3,500               161,175
       *   Axa ADR                                                                                   14,100               423,564
       *   Bank of Ireland P.L.C. ADR                                                                 5,600               350,280
       *   Barclays P.L.C. ADR                                                                       18,200               742,014
       *   BG Group P.L.C. ADR                                                                        1,500                70,215
       *   BHP, Ltd. ADR                                                                              7,400               238,058
           BP P.L.C. ADR                                                                              9,600               632,064
       *   BT Group P.L.C. ADR                                                                        1,700                63,053
       *   Cadbury Schweppes P.L.C. ADR                                                               3,700               142,746
       *   Canon, Inc. ADR                                                                            2,000               112,540
       *   Credit Suisse Group ADR                                                                   14,200               688,558
       *   DaimlerChrysler AG ADR                                                                     9,000               452,610
       *   Deutsche Bank AG ADR                                                                       4,000               389,680
       *   Deutsche Telekom AG ADR                                                                   22,100               366,639
       *   Diageo P.L.C. ADR                                                                          2,300               133,745
       *   E.ON AG ADR                                                                               13,800               436,770
           Eni SpA ADR                                                                                1,900               257,659
       *   France Telecom SA ADR                                                                      5,200               129,948
           Glaxosmithkline P.L.C. ADR                                                                 6,300               312,291
       *   Groupe Danone ADR                                                                          3,000                61,860
           Hitachi, Ltd. ADR                                                                          3,200               215,904
           Honda Motor Co., Ltd. ADR                                                                  7,700               215,292
           HSBC Holdings P.L.C. ADR                                                                  14,900             1,191,106
       *   ING Groep NV ADR                                                                          14,200               459,228
           Intercontinental Hotels Group P.L.C. ADR                                                  11,300               152,324
       *   Koninklijke Philips Electronics NV ADR                                                    12,000               335,280
       *   Lloyds TSB Group P.L.C. ADR                                                               11,300               368,719
       *   Novartis AG ADR                                                                            6,600               345,840
       *   Repsol SA ADR                                                                             10,300               304,056
       *   Rio Tinto P.L.C. ADR                                                                         500                81,445
       *   Sanofi--Aventis ADR                                                                       16,100               647,381
       *   SAP AG ADR                                                                                 1,600                72,240
           Scottish Power P.L.C. ADR                                                                  5,400               198,234
       *   Shire P.L.C. ADR                                                                           3,100               113,274
       *   Siemens AG ADR                                                                             3,800               287,166
           Sony Corp. ADR                                                                            11,200               414,512
       *   Statoil ASA ADR                                                                            2,800                61,236
       *   Syngenta AG ADR                                                                            9,300               203,205
           Telecom Corporation of New Zealand, Ltd. ADR                                               2,000                64,640
       *   Telefon AB L.M. Erricson ADR                                                               4,400               143,352
           Total Petroleum SA ADR                                                                     2,300               286,787
           Toyota Motor Credit Corp. ADR                                                              5,300               512,775
       *   UBS AG ADR                                                                                 8,800               808,896
           Unilever P.L.C. ADR                                                                        1,700                66,708
       *   Vivendi Universal SA ADR                                                                  10,100               292,395
           Vodafone Group P.L.C. ADR                                                                 63,700             1,372,735
       *   Weatherford International, Ltd.                                                              313                21,757
       *   WPP Group P.L.C. ADR                                                                       3,700               181,855
                                                                                                              -------------------
TOTAL -- UNITED STATES                                                                                                 16,724,242
                                                                                                              -------------------
CANADA -- (6.8%)
COMMON STOCKS -- (6.8%)
       *   Aastra Technologies, Ltd.                                                                  1,400                40,021
       *   Agnico Eagle Mines, Ltd.                                                                   5,500                80,615
       *   Agrium, Inc.                                                                               3,100                63,135
           Alcan, Inc.                                                                                6,200               237,818
       *   Alliance Atlantis Communications, Inc. Series B Non-Voting                                 1,200                35,795
       *   Angiotech Pharmaceuticals, Inc.                                                            2,300                33,732
       *   Astral Media, Inc. Class A                                                                 2,500                69,322
       *   Atco, Ltd. Class 1 Non-Voting                                                              2,100                73,081

       *   Atlas Energy, Ltd.                                                                         6,900                25,728
       *   ATS Automation Tooling System, Inc.                                                        2,700                30,873
           AUR Resources, Inc.                                                                        4,500                40,501
       *   Ballard Power Systems, Inc.                                                                4,700                20,828
           Bank of Montreal                                                                           4,300               231,098
           Bank of Nova Scotia                                                                        2,100                80,389
           Barrick Gold Corp.                                                                         2,500                66,365
       *   BCE, Inc.                                                                                  2,600                61,576
       *   Bombardier, Inc. Class B                                                                  28,500                58,874
       *   Boralex, Inc. Class A                                                                      4,700                33,800
           Brookfield Asset Management, Inc. Series A Limited Voting                                  1,700                80,129
       *   Canadian Hydro Developers, Inc.                                                            6,500                30,086
           Canadian Imperial Bank of Commerce                                                         1,700               109,564
       *   Canadian National Railway Co.                                                              1,100                87,715
       *   Canadian National Resources, Ltd.                                                          1,500                67,977
           Canadian Pacific Railway, Ltd.                                                             3,600               155,059
       *   Canadian Superior Energy, Inc.                                                            12,500                25,500
           Canadian Tire Corp. Class A Non-Voting                                                     1,400                80,233
           Canadian Utilities, Ltd. Class A Non-Voting                                                2,100                76,681
       *   Canadian Western Bank                                                                      1,000                29,520
       *   Canam Group, Inc. Class A Subordinate Voting                                               4,800                29,829
       *   CCL Industries, Inc. Class B Non-Voting                                                    1,300                30,866
       *   Celestica, Inc. Subordinate Voting                                                         5,900                62,457
       *   CGI Group, Inc. Class A Subordinate Voting                                                 9,600                69,779
       *   Cinram International, Inc.                                                                 3,300                75,807
           Cogeco Cable, Inc. Subordinate Voting                                                      1,100                22,101
           Dofasco, Inc.                                                                              1,800                99,238
       *   Dorel Industries, Inc. Class B Subordinate Voting                                          1,100                26,561
       *   Draxis Health, Inc.                                                                        6,600                26,872
       *   Dundee Corp. Class A Subordinate Voting                                                      400                 9,754
       *   Dynatec Corp.                                                                             21,800                22,984
       *   Eldorado Gold Corp.                                                                        9,300                37,227
       *   Empire Co., Ltd. Class A Non-Voting                                                        1,500                46,929
           Enbridge, Inc.                                                                             2,300                71,327
       *   EnCana Corp.                                                                               4,400               195,250
       *   Ensign Energy Services, Inc.                                                               1,500                54,502
       *   Fairfax Financial Holdings, Inc. Subordinate Voting                                          500                75,430
       *   Fairmont Hotels & Resorts, Inc.                                                            2,300                88,873
           Finning International, Inc.                                                                2,100                65,881
       *   Fortis, Inc.                                                                               3,900                83,272
       *   Forzani Group, Ltd. Class A                                                                2,900                31,693
       *   George Weston, Ltd.                                                                          900                69,430
       *   Glamis Gold, Ltd.                                                                          2,300                51,297
           Home Capital Group, Inc.                                                                     900                27,849
           Hudson's Bay Co.                                                                           2,700                34,830
       *   Hummingbird, Ltd.                                                                          1,500                31,758
       *   Imax Corp.                                                                                 2,900                24,758
           INCO, Ltd.                                                                                 4,000               175,717
           Industrial Alliance Insurance & Financial Services, Inc.                                   2,900                68,980
           Inmet Mining Corp.                                                                         1,800                35,903
       *   Intertape Polymer Group, Inc.                                                              4,400                33,943
       *   Intrawest Corp.                                                                            3,000                83,573
       *   Ipsco, Inc.                                                                                1,100                83,680
       *   Jean Coutu Group PJC, Inc. Class A Subordinate Voting                                      6,200                69,618
       *   Kingsway Financial Services, Inc.                                                          1,700                31,781
       *   Kinross Gold Corp.                                                                        10,300                77,251
           Laurentian Bank of Canada                                                                  1,200                31,269
       *   Leon's Furniture Ltd.                                                                        900                28,775
           Linamar Corp.                                                                              2,100                19,890
       *   Lionore Mining International, Ltd.                                                         6,100                24,731
       *   Loblaw Companies, Ltd.                                                                       900                47,204
       *   MacDonald Dettweiler & Associates, Ltd.                                                    1,100                31,926
           Magna International, Inc. Class A                                                          2,200               150,859
       *   Major Drilling Group International, Inc.                                                   2,200                32,378
       *   Manitoba Telecom Services, Inc.                                                            1,500                52,329
           Manulife Financial Corp.                                                                   6,800               391,394
       *   MDS, Inc.                                                                                  4,000                63,087
       *   Meridian Gold, Inc.                                                                        3,600                69,399
       *   Methanex Corp.                                                                             3,100                54,206
       *   Metro, Inc. Class A Subordinate Voting                                                     1,300                35,435
           Mi Developments, Inc.                                                                      2,100                71,371
       *   National Bank of Canada                                                                    2,100               111,170
       *   New Maple Leaf Foods, Inc.                                                                 5,200                68,151
       *   Nexen, Inc.                                                                                1,600                70,273
       *   Nortel Networks Corp.                                                                     21,700                62,683
       *   Paramont Resources, Ltd. Class A                                                           1,500                38,598
           Penn West Energy Trust                                                                     2,800                82,561

           Petro-Canada                                                                               3,900               148,793
       *   Placer Dome, Inc.                                                                          4,600               100,702
           Potash Corp. of Saskatchewan, Inc.                                                           700                50,989
       *   Power Corp. of Canada, Ltd.                                                                5,500               146,098
       *   Power Finanacial Corp.                                                                     2,900                80,911
           Precision Drilling Trust                                                                   1,500                46,299
           Quebecor World, Inc.                                                                       3,600                54,340
       *   Quest Capital Corp.                                                                       14,900                26,948
       *   Rogers Communications, Inc. Class B Non-Voting                                             1,700                65,121
       *   Rona, Inc.                                                                                 4,100                80,654
           Royal Bank of Canada                                                                       2,400               183,129
       *   Royal Group Technologies, Ltd.                                                             3,000                26,640
           Russel Metals, Inc.                                                                        2,000                36,481
           Sears Canada, Inc.                                                                         2,500                72,858
       *   Shaw Communictions, Inc. Class B Subordinate Voting                                        2,500                50,422
           Sherritt International Corp.                                                               7,500                61,844
       *   Shoppers Drug Mart Corp.                                                                   2,000                68,470
           Sico, Inc.                                                                                 2,400                27,052
       *   Sierra Wireless, Inc.                                                                      2,800                36,601
       *   Sleeman Breweries, Ltd.                                                                    2,400                26,332
           SNC-Lavalin Group, Inc.                                                                    1,200                74,284
       *   Sobeys, Inc.                                                                               2,200                74,487
           St Lawrence Cement Group, Inc. Class A Subordinate Voting                                  1,000                21,257
           Sun Life Financial, Inc.                                                                   6,400               254,266
       *   Suncor Energy, Inc.                                                                        1,200                68,391
       *   Talisman Energy, Inc.                                                                      1,700                81,426
       *   Teck Cominco Class B                                                                       1,700                78,381
       *   Telus Corp.                                                                                1,300                51,436
       *   Tesco Corp.                                                                                1,900                35,129
           Thomson Corp.                                                                              1,900                66,821
       *   Toronto Dominion Bank                                                                      1,500                77,658
       *   Torstar Corp. Class B Non-Voting                                                           3,800                73,612
           Transalta Corp.                                                                            3,800                79,964
           Transcanada Corp.                                                                          2,500                77,551
       *   Transglobe Energy Corp.                                                                    4,900                25,998
           Uni-Select, Inc.                                                                           1,100                26,872
       *   West Fraser Timber Co., Ltd.                                                               1,400                49,501
       *   Westaim Corp.                                                                              9,100                33,150
           Winpak, Ltd.                                                                               3,500                29,520
       *   Zenon Environmental, Inc.                                                                  1,300                22,832
                                                                                                              -------------------
TOTAL -- CANADA                                                                                                         8,383,924
                                                                                                              -------------------
FRANCE -- (5.3%)
COMMON STOCKS -- (5.3%)
           Accor SA                                                                                   3,028               160,526
           Air France-KLM                                                                             4,392                81,542
           Air Liquide SA                                                                               775               139,644
           Alain Afflelou SA                                                                            928                27,362
       *   Alcatel SA                                                                                 5,474                67,348
       *   Alstom SA                                                                                  1,009                57,161
       *   Alten SA                                                                                     912                27,761
       *   Altran Technologies SA                                                                     3,037                34,364
           Assurances Generales de France (AGF)                                                         793                77,219
           Assystem Brime SA                                                                          1,127                25,406
       *   Atos Origin                                                                                1,713               114,954
           Bacou-Dalloz                                                                                 295                25,503
           Beneteau SA                                                                                  349                24,420
           BNP Paribas SA                                                                             7,046               555,228
           Boiron SA                                                                                  1,211                31,982
           Bonduelle SA                                                                                 382                25,553
           Bourbon                                                                                      561                46,360
           Bouygues                                                                                   1,534                73,161
       *   Business Objects SA                                                                        2,007                79,709
           Canal Plus SA                                                                              3,368                29,819
       *   Cap Gemini SA                                                                              3,974               157,027
           Carbone Lorraine SA                                                                          616                26,076
           Carrefour                                                                                  1,481                64,092
           Casino Guichard Perrachon SA                                                                 752                49,337
       *   Cie Generale de Geophysique SA                                                               329                29,484
       *   Cie Generale de Geophysique SA Issue 05                                                      103                 9,230
       *   Club Mediterranee SA                                                                         613                27,257
           CNP Assurances                                                                             1,044                78,952
           Compagnie de Saint-Gobain                                                                  5,612               323,655
           Compagnie Francaise d'Etudes et de Construction Technip SA                                 2,651               149,773
           Dior (Christian) SA                                                                          603                51,082

           Eiffage SA                                                                                   751                61,874
           Electricite de Strasbourg                                                                    174                25,926
           Elior                                                                                      3,018                40,235
           Euler-Hermes SA                                                                              890                75,445
       *   European Aeronautic Defence & Space Co.                                                    1,996                73,587
           Faurecia SA                                                                                  417                27,294
           Generale de Sante                                                                            778                26,856
       *   GFI Informatique SA                                                                        3,974                25,482
           Groupe Steria                                                                                573                29,390
           Guyenne et Gascogne SA                                                                       267                26,123
           Imerys SA                                                                                    923                64,155
       *   Infogrames Entertainment SA                                                               15,123                25,245
           Ingenico SA                                                                                1,690                26,783
           Ipsos SA                                                                                     268                32,852
           Kaufman et Broad SA                                                                          417                30,464
           LaFarge SA                                                                                 3,392               289,869
           Lagardere S.C.A. SA                                                                        1,943               137,248
           Locindus                                                                                     509                23,924
           L'Oreal                                                                                      857                61,764
           LVMH (Louis Vuitton Moet Hennessy)                                                           924                78,865
           Manitou SA                                                                                   707                27,638
           Neopost SA                                                                                   762                71,753
           Nexans SA                                                                                    705                33,273
           NRJ Group                                                                                  1,337                29,928
       *   Orpea                                                                                        541                29,983
           Pernod-Ricard SA                                                                             384                62,880
           Peugeot SA                                                                                 2,524               151,121
           Pinguely-Haulotte SA                                                                       1,681                30,381
           PPR                                                                                        1,305               140,251
           Provimi SA                                                                                 1,292                29,111
           Rallye SA                                                                                    877                36,690
           Remy Cointreau SA                                                                          1,833                75,079
           Renault SA                                                                                 2,488               193,363
           Rubis SA                                                                                     396                25,774
           Schneider SA                                                                               3,066               263,360
           SCOR SA                                                                                   33,493                67,605
           SEB SA                                                                                       285                30,245
           SILIC (Societe Immobiliere de Location pour L'industrie et le Commerce)                      288                26,389
           Societe BIC SA                                                                             1,175                68,694
           Societe des Bains de Mer et du Cercle des Etrangers a Monaco                                  41                26,586
           Societe Generale Paris                                                                     2,951               349,939
           Societe Industrielle D'Aviations Latecoere SA                                                701                29,054
           Sodexho Alliance SA                                                                        1,948                77,455
           SR Teleperformance                                                                           992                30,675
           Stallergenes SA                                                                              223                32,034
           Ste Virbac SA                                                                                422                18,885
           Stef-Tfe SA                                                                                  198                32,464
           Suez (ex Suez Lyonnaise des Eaux)                                                          4,083               116,140
       *   UbiSoft Entertainment SA                                                                     574                26,159
           Valeo SA                                                                                   3,671               135,273
           Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                           105                49,830
           Veolia Environnement SA                                                                    1,666                71,147
           Vinci SA                                                                                     792                63,007
           Wendel Investissement                                                                        787                77,774
           Zodiac SA                                                                                  1,393                83,381
                                                                                                              -------------------
TOTAL COMMON STOCKS                                                                                                     6,467,689
                                                                                                              -------------------
RIGHTS/WARRANTS -- (0.0%)
       *   Rubis SA Warrants 12/22/05                                                                   396                   560
                                                                                                              -------------------
TOTAL -- FRANCE                                                                                                         6,468,249
                                                                                                              -------------------
AUSTRALIA -- (4.6%)
COMMON STOCKS -- (4.6%)
           ABB Grain, Ltd.                                                                            5,618                29,817
           ABC Learning Centres, Ltd.                                                                15,701                84,013
           Adelaide Bank, Ltd.                                                                        2,967                28,975
           Adelaide Brighton, Ltd.                                                                   17,614                26,634
           Alinta, Ltd.                                                                               6,200                50,443
           Alumina, Ltd.                                                                             17,440                81,608
           Amcor, Ltd.                                                                               13,657                70,440
           AMP, Ltd.                                                                                 12,395                70,346
           Ansell, Ltd.                                                                               8,333                66,257

           APN News & Media, Ltd.                                                                    20,979                73,919
       *   Austar United Communications, Ltd.                                                        10,902                 9,330
           Australand Property Group                                                                 48,725                72,963
           Australia & New Zealand Banking Group, Ltd.                                               17,224               302,890
           Australian Agricultural Co., Ltd.                                                         22,953                29,684
           Australian Gas Light Co.                                                                   6,185                74,414
           AV Jennings Homes, Ltd.                                                                   28,524                25,716
           AWB, Ltd.                                                                                 17,727                74,156
           AXA Asia Pacific Holdings, Ltd.                                                           14,408                53,941
           BayCorp Advantage, Ltd.                                                                   21,341                52,523
           Beach Petroleum, Ltd.                                                                     41,655                26,960
           Bendigo Bank, Ltd.                                                                         8,350                73,871
           Bluescope Steel, Ltd.                                                                      9,427                49,103
           Boral, Ltd.                                                                               11,372                68,594
       *   Bradken, Ltd.                                                                             11,200                33,747
           Brambles Industries, Ltd.                                                                 11,913                85,032
           Brickworks, Ltd.                                                                           3,401                32,615
       *   Burns, Philp & Co., Ltd.                                                                  58,621                48,341
           Centennial Coal, Ltd.                                                                     17,075                50,293
           Challenger Financial Services Group, Ltd.                                                 27,038                78,618
           Coates Hire, Ltd.                                                                          8,215                31,282
           Coles Myer, Ltd.                                                                           8,987                66,142
           Commander Communications, Ltd.                                                            16,334                24,518
           Commonwealth Bank of Australia                                                            11,790               363,146
           CSL, Ltd.                                                                                  2,672                77,890
           DCA Group, Ltd.                                                                           17,739                51,765
           Downer EDI, Ltd.                                                                          15,246                77,727
           Equigold NL                                                                               27,431                27,974
           FKP, Ltd.                                                                                 14,228                49,322
           Foster's Group, Ltd.                                                                      15,918                66,266
           Funtastic, Ltd.                                                                           19,487                27,034
           Futuris Corp., Ltd.                                                                       18,278                26,539
           GasNet Australia Group                                                                    12,700                24,808
           GUD Holdings, Ltd.                                                                         4,480                25,009
       *   Hardman Resources, Ltd.                                                                   17,222                24,032
           Harvey Norman Holdings, Ltd.                                                              35,952                76,480
           Healthscope, Ltd.                                                                          6,988                31,014
           iiNet, Ltd.                                                                               13,345                18,841
           Iluka Resources, Ltd.                                                                     10,392                60,397
           Insurance Australiz Group, Ltd.                                                           17,090                66,001
           James Hardies Industries NL                                                               10,437                64,457
           John Fairfax Holdings, Ltd.                                                               19,739                57,056
           Jones (David),  Ltd.                                                                      16,214                28,874
           Kingsgate Consolidated, Ltd.                                                              10,697                32,859
           Lend Lease Corp., Ltd.                                                                     6,697                69,027
           Lion Nathan, Ltd.                                                                         10,844                59,382
           MacMahon Holdings, Ltd.                                                                   56,724                24,691
           Macquarie Bank, Ltd.                                                                       1,221                60,852
       *   Mayne Pharma, Ltd.                                                                        17,040                33,741
           Mirvac, Ltd.                                                                              22,158                66,117
           National Australia Bank, Ltd.                                                             18,444               439,398
           New Hope Corp., Ltd.                                                                      57,389                54,128
       *   Oceana Gold, Ltd.                                                                         56,700                28,894
           Onesteel, Ltd.                                                                            26,747                70,569
           Orica, Ltd.                                                                                3,538                51,852
           Origin Energy, Ltd.                                                                       12,897                66,931
           Pacific Brands, Ltd.                                                                      14,100                29,774
           Pacific Group, Ltd.                                                                       19,016                27,443
           Primary Health Care, Ltd.                                                                  6,406                52,425
           Promina Group, Ltd.                                                                       18,941                67,175
           Qantas Airways, Ltd.                                                                      27,989                77,686
           QBE Insurance Group, Ltd.                                                                  5,241                73,489
           Ridley Corp., Ltd.                                                                        28,525                30,194
           Rinker Group, Ltd.                                                                         5,929                67,904
           Rio Tinto, Ltd.                                                                            1,777                80,326
           Rural Press, Ltd.                                                                          3,372                27,871
           Santos, Ltd.                                                                               7,307                61,450
           Spotless Group, Ltd.                                                                       7,721                27,448
           St. George Bank, Ltd.                                                                      3,288                68,572
           Straits Resources, Ltd.                                                                   14,212                25,648
           Suncorp-Metway, Ltd.                                                                       4,543                66,275
       *   Super Cheap Auto Group, Ltd.                                                              13,400                28,228
       *   Symbion Health, Ltd.                                                                      17,040                46,331
           Tabcorp Holdings, Ltd.                                                                     4,297                49,074
           Ten Network Holdings, Ltd.                                                                10,502                26,768
           Vision Systems, Ltd.                                                                      25,478                33,639
           Wesfarmers, Ltd.                                                                           2,329                60,887

           Westpac Banking Corp.                                                                      8,738               143,632
           WHK Group, Ltd.                                                                            7,986                29,820
           Woodside Petroleum, Ltd.                                                                   2,584                66,267
           Woolworths, Ltd.                                                                           5,567                69,776
           Zinifex, Ltd.                                                                             23,000                90,060
                                                                                                              -------------------
TOTAL COMMON STOCKS                                                                                                     5,678,420
                                                                                                              -------------------
RIGHTS/WARRANTS -- (0.0%)
       *   Orica, Ltd. Rights 12/14/05                                                                  442                 1,585
                                                                                                              -------------------
TOTAL -- AUSTRALIA                                                                                                      5,680,005
                                                                                                              -------------------
SWITZERLAND -- (4.1%)
COMMON STOCKS -- (4.1%)
           A. Hiestad Holding AG                                                                         35                24,836
       *   ABB, Ltd.                                                                                  9,358                81,852
       *   Actelion, Ltd.                                                                               256                24,924
           AFG Arbonia-Forster Holding AG                                                                94                24,581
           Allreal Holding AG                                                                           288                25,387
           Bachem AG                                                                                    487                27,465
           Baloise-Holding AG                                                                         3,692               196,460
           Bank Sarasin & Cie Series B, Basel                                                            41                81,282
           Banque Cantonale Vaudoise                                                                    107                28,732
       *   Barry Callebaut AG                                                                            76                24,189
       *   Berna Biotech AG                                                                           2,622                24,629
           Bobst Group SA                                                                               657                25,011
       *   Bucher Industries AG                                                                         930                72,619
           Charles Voegele Holding AG                                                                   617                44,892
           Compagnie vaudoise d'electricite                                                              26                24,636
       *   Converium Holding AG                                                                      16,991               162,997
           Ems-Chemie Holding AG                                                                        569                49,235
       *   Fischer (Georg) AG, Schaffhausen                                                             262                84,308
       *   Flughafen Zuerich AG                                                                         155                25,519
       *   Forbo Holding AG, Eglisau                                                                    122                25,413
           Galenica Holding, Ltd. AG, Bern                                                              395                72,085
           Geberit AG                                                                                    70                51,599
           Givaudan SA                                                                                  243               154,481
           Gurit-Heberlein AG                                                                            27                25,031
           Helvetia Patria Holding                                                                      166                31,682
           Holcim, Ltd.                                                                               3,976               257,629
           Industrieholding Cham AG, Cham                                                                90                26,641
       *   Julius Baer Holding AG                                                                     1,563               109,425
       *   Kardex AG, Zuerich                                                                           584                26,653
           Kudelski SA                                                                                  742                22,514
           Kuoni Reisen Holding AG                                                                      206                79,829
       *   Logitech International SA                                                                  1,701                77,719
           Lonza Group AG                                                                             1,276                71,998
       *   Micronas Semiconductor Holding AG                                                          2,227                72,701
           Nestle SA, Cham und Vevey                                                                  1,703               502,848
           Nobel Biocare Holding AG                                                                     228                51,809
           Phonak Holding AG                                                                            521                22,145
       *   PSP Swiss Property AG                                                                        743                31,656
           PubliGroupe SA                                                                               106                29,656
           Rieters Holdings AG                                                                          201                57,696
           Roche Holding AG Genusschein                                                               2,084               311,913
           Saurer AG                                                                                  1,100                71,499
           Schweizerhall Holding AG                                                                     326                29,293
           Serono SA                                                                                     70                51,348
       *   SEZ Holding AG                                                                             1,273                25,495
           Sig Holding AG                                                                               386                80,626
       *   Sika Finanz AG, Baar                                                                         105                79,186
           Societe Generale de Surveillance Holding SA                                                  102                82,387
           St. Galler Kantonalbank                                                                       76                22,580
           Sulzer AG, Winterthur                                                                        229               110,189
           Swatch Group AG                                                                              360                51,882
           Swiss Life AG                                                                                957               152,594
           Swiss Prime Site AG                                                                          765                34,117
           Swiss Reinsurance Co., Zurich                                                              3,888               286,227
           Swissfirst AG                                                                                503                30,426
           Tecan Group AG                                                                               767                29,780
           The Swatch Group AG                                                                        2,582                75,941
       *   Unaxis Holding AG                                                                            211                29,604
           Unilabs SA                                                                                   832                25,345
           Valiant Holding AG                                                                           327                28,468
           Vontobel Holdings AG                                                                       1,053                31,198

           Zurich Financial SVCS AG                                                                   2,626               533,625
                                                                                                              -------------------
TOTAL -- SWITZERLAND                                                                                                    5,028,487
                                                                                                              -------------------
GERMANY -- (3.3%)
COMMON STOCKS -- (3.3%)
       *   Aareal Bank AG                                                                               844                31,787
           AMB Generali Holding AG                                                                      803                72,159
           AWD Holding AG                                                                               685                18,488
           Balda AG                                                                                   2,287                28,242
           BASF AG                                                                                    2,870               211,004
           Bayer AG                                                                                   5,382               214,491
           Bayerische Motoren Werke AG                                                                3,594               157,923
           Bechtle AG                                                                                 1,392                27,296
           Bilfinger & Berger Bau AG                                                                    794                35,548
           Boewe Systec AG                                                                              548                31,247
       *   Centrotec Hochleistungskunststoffe AG                                                        823                23,968
           Cewe Color Holding AG                                                                        567                25,170
           Commerzbank AG                                                                             6,346               187,083
           Continental AG                                                                               990                83,852
           DAB Bank AG                                                                                3,271                25,547
           Deutsche Boerse AG                                                                           738                72,784
           Deutsche Euroshop AG                                                                         498                26,403
           Deutsche Lufthansa AG                                                                      5,024                67,344
           Deutsche Post AG                                                                           3,030                65,972
       *   Deutz AG                                                                                   5,335                23,198
           Douglas Holding AG                                                                           816                30,629
       *   Epcos AG                                                                                   1,602                19,876
           Fraport AG                                                                                 1,466                72,592
       *   GEA Group AG                                                                               4,628                53,949
       *   GPC Biotech AG                                                                             1,541                17,393
           Hannover Rueckversicherungs AG                                                             1,468                48,853
           Hawesko Holdings AG                                                                          746                28,668
           Heidelberger Druckmaschinen AG                                                             1,441                51,595
           Henkel KGAA                                                                                  939                83,056
           Hochtief AG                                                                                2,428                98,465
           Hypo Real Estate Holding AG                                                                1,389                72,120
           Indus Holding AG                                                                             922                29,949
       *   Infineon Technologies AG                                                                  14,793               132,345
           IVG Immobilien AG                                                                          2,519                48,737
           Iwka AG                                                                                    2,533                46,524
       *   Jenoptik AG                                                                                3,082                24,987
           Kloeckner-Werke AG                                                                         2,155                24,959
       *   Kontron AG                                                                                 3,789                30,810
           Krones AG                                                                                    199                17,939
           KWS Kleinwanzlebener Saatzucht AG                                                             36                29,055
           Leoni AG                                                                                     940                29,695
           Linde AG                                                                                     887                63,448
           MAN AG                                                                                     1,297                64,578
           Medion AG                                                                                  1,412                18,100
           Merck KGAA                                                                                   880                72,305
           Metro AG                                                                                   1,353                60,535
           Mobilcom AG                                                                                  876                17,803
           Munchener Rueckversicherungs-Gesellschaft AG                                               1,869               243,817
           Norddeutsche Affinerie AG                                                                    932                21,676
           Pfeiffer Vacuum Technology AG                                                                609                30,560
           Puma AG                                                                                      295                79,575
           Rheinmetall Berlin AG                                                                      1,071                62,194
           Rhoen-Klinikum AG                                                                            790                29,598
           Rwe AG (NEU) Series A                                                                      1,061                73,202
           Schering AG                                                                                1,070                69,214
       *   SGL Carbon AG                                                                              2,129                34,871
       *   Singulus Technologies AG                                                                   3,716                57,239
           Sixt AG                                                                                    1,090                27,792
           Software AG                                                                                  631                30,615
           Stada Arzneimittel AG                                                                      1,308                41,823
           Suedzucker AG                                                                              3,097                68,927
       *   Techem AG                                                                                    662                28,515
           ThyssenKrupp AG                                                                            3,940                79,212
           TUI AG                                                                                     6,929               133,557
           United Internet AG                                                                           641                22,792
           Volkswagen AG                                                                              2,608               136,353
           Vossloh AG                                                                                   381                20,593
       *   Wire Card AG                                                                               6,361                26,455
                                                                                                              -------------------
TOTAL -- GERMANY                                                                                                        4,037,051
                                                                                                              -------------------

ITALY -- (2.7%)
COMMON STOCKS -- (2.7%)
           Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)                                  3,594                23,692
           AEM SpA                                                                                   25,459                47,916
       *   Alitalia Linee Aeree Italiane SpA                                                          3,189                 3,517
           Alleanza Assicurazioni SpA                                                                 6,399                75,225
           Assicurazioni Generali SpA, Trieste                                                        3,377               104,545
           Astaldi SpA                                                                                4,006                21,673
           Autostade SpA                                                                              3,199                72,066
           Banca Finnat Euramerica SpA                                                               18,038                24,740
           Banca Intermobiliare di Investimenti e Gestoni SpA                                         3,072                27,918
           Banca Intesa SpA                                                                          29,503               142,117
           Banca Monte Dei Paschi di Siena SpA                                                       14,402                68,894
           Banca Popolare Dell'etruria e Del Lazio Scrl                                               1,479                25,165
           Banca Popolare di Milano Scarl                                                            14,878               145,040
           Banco Piccolo Valellinese Scarl SpA                                                        2,037                26,273
           Banco Popolare Bergamo SpA                                                                 6,988               153,262
           Banco Popolare di Verona e Novara SpA                                                      7,342               142,293
           Benetton Group SpA                                                                         4,521                50,446
           Biesse SpA                                                                                 3,460                26,840
           Brembo SpA                                                                                 3,347                25,222
           Bulgari SpA                                                                                7,050                72,456
           Buzzi Unicem SpA                                                                           4,473                68,337
           Caltagirone Editore SpA                                                                    2,747                22,748
           Capitalia SpA                                                                             28,547               159,530
           CIR SpA (Cie Industriale Riunite), Torino                                                 23,556                60,777
           Class Editore SpA                                                                         13,119                25,263
           Compagnia Assicuratrice Unipol SpA                                                        28,685                82,659
           Credito Emiliano SpA                                                                       6,912                75,466
           Danieli & C.Officine Meccaniche SpA                                                        4,011                29,827
           Davide Campari - Milano SpA                                                                7,512                50,029
       *   Ducati Motor Holding SpA                                                                  21,455                25,884
           Ente Nazionale per L'Energia Elettrica SpA                                                 6,459                50,870
       *   Fastweb                                                                                    1,563                72,929
       *   Fiat SpA                                                                                   7,458                60,553
           Fondiaria - Sai SpA                                                                        2,313                70,257
       *   Gemina SpA                                                                                12,137                29,131
           Hera SpA                                                                                  19,754                52,946
       *   Impregilo SpA                                                                              6,930                22,590
           Italcementi SpA                                                                            4,419                74,403
           Manifattura Lane Gaetano Marzotto & Figli SpA                                              6,390                26,376
           Mariella Burani Fashion Group SpA                                                          1,823                26,628
           Milano Assicurazioni SpA                                                                  11,969                80,302
           Navigazione Montanari SpA                                                                  7,437                28,312
           Permasteelisa SpA                                                                          1,921                28,430
           Premafin Finanziaria SpA Holding di Partecipazioni, Roma                                  12,392                27,961
           Premuda SpA                                                                               12,844                25,202
           Risanamento Napoli SpA                                                                     6,930                30,079
           SAES Getters SpA                                                                           1,051                25,323
           Saipem SpA                                                                                 5,158                78,551
           San Paolo-IMI SpA                                                                          9,737               147,379
           SNAM Rete Gas SpA                                                                         12,329                52,001
       *   Societa Partecipazioni Finanziarie SpA                                                    31,924                26,300
           Societe Cattolica di Assicurazoni Scarl SpA                                                1,199                58,577
       *   Sorin SpA                                                                                 13,250                25,101
       *   Tiscali SpA                                                                               14,790                51,262
           Tod's Group SpA                                                                              475                29,748
           Trevi-Finanziaria Industriale SpA                                                          4,872                20,428
           UniCredito Italiano SpA                                                                   39,745               245,358
       *   Valentino Fashion Group SpA                                                                1,670                40,206
                                                                                                              -------------------
TOTAL COMMON STOCKS                                                                                                     3,387,023
                                                                                                              -------------------
RIGHTS/WARRANTS -- (0.0%)
       *   Fiat SpA Rights 12/14/05                                                                   7,458                    18
                                                                                                              -------------------
TOTAL -- ITALY                                                                                                          3,387,041
                                                                                                              -------------------
SPAIN -- (2.5%)
COMMON STOCKS -- (2.5%)
           Abengoa SA                                                                                 1,699                25,245
           Abertis Infraestructuras SA                                                                2,429                64,252
           Acciona SA                                                                                   594                65,704
           Actividades de Construccion y Servicios SA                                                 2,400                69,026

           Altadis SA                                                                                 1,562                65,847
           Banco de Sabadell SA                                                                       5,599               143,168
           Banco Espanol de Credito SA                                                                4,729                70,074
           Banco Guipuzcoano SA                                                                       1,491                32,517
           Banco Pastor SA                                                                            1,547                70,736
           Banco Popular Espanol SA                                                                   9,659               116,544
           Banco Santander Central Hispanoamerica SA                                                 67,983               861,395
           Bankinter SA                                                                               1,337                73,534
           Campofrio Alimentacion SA                                                                  1,624                26,214
           Cementos Portland SA                                                                         400                31,392
           Corporacion Mapfre Compania Internacional de Reaseguros SA                                 4,078                68,314
           Ebro Puleva SA                                                                             3,905                68,785
           Enagas SA                                                                                  4,201                73,848
       *   Ercros SA                                                                                 23,413                25,173
           Faes Farma SA                                                                              1,471                28,357
           Gamesa Corporacion Tecnologica SA                                                          5,500                76,765
           Gas Natural SDG SA                                                                         2,364                64,368
           Iberdrola SA                                                                               2,505                65,732
           Indra Sistemas SA                                                                          3,820                75,158
           Industria de Diseno Textil SA                                                              2,500                73,526
       *   Mecalux SA                                                                                 1,035                27,268
           Obrascon Huarte Lain SA                                                                    1,865                26,463
           Pescanova SA                                                                               1,025                29,798
           Prosegur Cia de Seguridad SA                                                               1,270                30,719
           Red Electrica de Espana SA                                                                 2,448                67,704
           Sacyr Vallehermoso SA                                                                      2,479                62,907
           Sociedad General de Aguas de Barcelona SA Class A                                          2,939                67,218
           Sol Melia SA                                                                               3,980                48,687
           SOS Cuetara SA                                                                             2,254                28,270
           Tele Pizza SA                                                                             12,397                25,558
           Tubacex SA                                                                                13,824                61,278
           Union Fenosa SA                                                                            2,156                79,324
           Uralita SA                                                                                 5,481                24,672
           Vidrala SA, Alava                                                                          1,218                28,009
           Viscofan Industria Navarra de Envolturas Celulosicas SA                                    4,598                52,272
           Zardoya Otis SA                                                                            3,003                78,057
                                                                                                              -------------------
TOTAL COMMON STOCKS                                                                                                     3,073,878
                                                                                                              -------------------
RIGHTS/WARRANTS -- (0.0%)
       *   Aguas de Barcelona Rights 11/21/05                                                         2,939                   589
                                                                                                              -------------------
TOTAL -- SPAIN                                                                                                          3,074,467
                                                                                                              -------------------
HONG KONG -- (2.3%)
COMMON STOCKS -- (2.3%)
           Allied Group, Ltd.                                                                        24,000                33,561
       *   Asia Aluminum Holdings, Ltd.                                                             304,000                28,159
           Bank of East Asia, Ltd.                                                                   25,600                76,450
           Champion Technology Holdings, Ltd.                                                       172,000                25,456
           Cheung Kong Holdings, Ltd.                                                                20,000               207,388
           China Overseas Land & Investment, Ltd.                                                   140,000                55,746
       *   China Pharmaceutical Enterprise and Investment Corp., Ltd.                               160,000                26,985
           China Resources Logic, Ltd.                                                              278,000                27,162
           China Travel International Investment, Ltd.                                              222,000                51,339
           China Unicom, Ltd.                                                                        88,000                71,864
           Citic Pacific, Ltd.                                                                       26,000                71,125
           CLP Holdings, Ltd.                                                                        12,000                70,682
           CNOOC, Ltd.                                                                               98,000                65,252
           Emperor International Holdings, Ltd.                                                     114,000                27,519
           Esprit Holdings, Ltd.                                                                      9,000                63,340
           Fountain Set Holdings, Ltd.                                                               62,000                26,728
           Giordano International, Ltd.                                                              90,000                50,733
           GZI Transport, Ltd.                                                                       82,000                28,478
           Hang Lung Group, Ltd.                                                                     36,000                69,966
           Hang Seng Bank, Ltd.                                                                       5,200                68,721
           Henderson Investment, Ltd.                                                                50,000                84,271
           Henderson Land Development Co., Ltd.                                                      14,000                61,638
           Hong Kong and Shanghai Hotels, Ltd.                                                       52,000                56,794
           Hong Kong Electric Holdings, Ltd.                                                         16,000                77,937
           Hopewell Holdings, Ltd.                                                                   28,000                68,722
           Hung Hing Printing Group, Ltd.                                                            24,000                12,691
           Hutchison Whampoa, Ltd.                                                                   23,000               217,711
           Hysan Development Co., Ltd.                                                               29,000                68,646
           Kerry Properties, Ltd.                                                                    26,500                70,984
           Kingboard Chemical Holdings, Ltd.                                                         20,000                47,812

           MTR Corp., Ltd.                                                                           39,500                79,006
           New World Development Co., Ltd.                                                           54,000                71,019
           NWS Holdings Ltd.                                                                         33,000                50,088
           Peace Mark Holdings, Ltd.                                                                100,000                27,601
           Playmates Holdings, Ltd.                                                                 194,000                26,160
           Shanghai Industrial Holdings, Ltd.                                                        35,000                65,612
           Shanghai Real Estates, Ltd.                                                              172,000                24,839
           Shangri-La Asia, Ltd.                                                                     44,000                63,567
           Shenzhen International Holdings, Ltd.                                                    975,000                29,828
       *   Shougang Concord International Enterprises Co., Ltd.                                     374,000                23,814
           Shui On Construction & Materials, Ltd.                                                    26,000                43,537
           Sino Land Co., Ltd.                                                                       56,000                66,126
           Sun Hung Kai Properties, Ltd.                                                             15,000               142,414
           Tai Cheung Holdings, Ltd.                                                                 49,000                24,253
           Varitronix International, Ltd.                                                            42,000                28,386
           Vitasoy International Holdings, Ltd.                                                      86,000                33,252
           Wharf Holdings, Ltd.                                                                      18,000                63,765
           Wheelock and Co., Ltd.                                                                    39,000                63,942
           Wing Hang Bank, Ltd.                                                                       7,000                48,492
                                                                                                              -------------------
TOTAL COMMON STOCKS                                                                                                     2,889,561
                                                                                                              -------------------
RIGHTS/WARRANTS -- (0.0%)
       *   Cheung Kong Rights                                                                           625                 3,095
                                                                                                              -------------------
TOTAL -- HONG KONG                                                                                                      2,892,656
                                                                                                              -------------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
           Assa Abloy AB Series B                                                                     5,600                82,664
           Atlas Copco AB Series A                                                                    2,600                51,924
           Axfood AB                                                                                  1,050                27,418
           Bergman & Beving AB Series B                                                               2,000                25,605
           Biacore International AB                                                                   1,100                28,203
           Billerud AB                                                                                1,900                22,496
       *   Boliden AB                                                                                 5,500                34,414
       *   Capio AB                                                                                   4,400                77,503
           Cardo AB                                                                                   1,300                29,346
           Castellum AB                                                                                 900                32,744
           Electrolux AB Series B                                                                     5,500               127,574
           Fabege AB                                                                                  3,300                55,671
           Gambro AB Series A                                                                         5,000                49,295
           Gambro AB Series B                                                                         5,000                49,301
           Hennes & Mauritz AB Series B                                                               1,950                60,897
           Hoganas AB Series B                                                                        1,200                24,614
           Holmen AB Series B                                                                         2,300                71,763
       *   IBS AB Series B                                                                           11,000                30,106
       *   JM AB                                                                                        800                34,831
           Klovern AB                                                                                 9,100                25,559
           Kungsleden AB                                                                              1,000                29,093
       *   Modern Times Group AB Series B                                                             1,350                52,241
           NCC AB Series B                                                                            3,000                52,722
           Nobia AB                                                                                   1,700                29,708
           Nolato AB Series B                                                                         3,000                28,083
           Nordea Bank AB                                                                            19,800               192,531
       *   OMX AB                                                                                     2,400                31,135
           Sandvik AB                                                                                 1,200                56,556
           Securitas AB Series B                                                                      4,600                70,406
           Skandinaviska Enskilda Banken Series A                                                     4,800                90,091
           Skanska AB Series B                                                                        6,200                92,304
           SKF AB Series B                                                                            5,300                68,918
           SSAB Swedish Steel Series A                                                                2,600                83,409
           SSAB Swedish Steel Series B                                                                2,000                59,044
           Svenska Cellulosa AB Series B                                                              5,500               190,609
           Svenska Handelsbanken Series A                                                             7,400               164,089
           Swedish Match AB (Frueher Svenska Taendsticks AB)                                          6,500                74,223
           Tele2 AB Series B                                                                         12,100               122,349
           Trelleborg AB Series B                                                                     4,200                69,542
           Volvo AB Series A                                                                          1,700                70,428
           Volvo AB Series B                                                                          2,200                93,932
           WM-data AB Series B                                                                        9,000                27,157
                                                                                                              -------------------
TOTAL -- SWEDEN                                                                                                         2,690,498
                                                                                                              -------------------

NETHERLANDS -- (2.2%)
COMMON STOCKS -- (2.2%)
           Aalberts Industries NV                                                                       572                28,608
           Aegon NV                                                                                  19,577               309,575
           AKZO Nobel NV                                                                              1,666                74,636
           AM NV                                                                                      2,489                29,230
       *   ASM International NV                                                                       3,753                54,221
       *   ASML Holding NV                                                                            4,014                76,655
           Athlon Holding NV                                                                            990                24,379
           Boskalis Westminster NV                                                                      620                35,767
           Brunel International NV                                                                    1,406                27,726
           Buhrmann NV                                                                                5,760                76,081
       *   Draka Holding NV                                                                           1,628                24,695
           Gamma Holding NV                                                                             562                23,743
           Getronics NV                                                                               4,188                50,355
       *   Hagemeyer NV                                                                              11,027                30,470
           Heijmans NV                                                                                  670                29,825
           Heineken NV                                                                                2,165                66,270
           Hunter Douglas NV                                                                            999                52,763
           Imtech NV                                                                                    824                26,960
       *   Jetix Europe NV                                                                            1,787                29,742
       *   Kendrion NV                                                                               12,787                23,810
       *   Koninklijke Ahold NV                                                                      24,010               179,885
           Koninklijke Bam Groep NV                                                                     880                78,602
           Koninklijke DSM NV                                                                         5,430               200,769
           Koninklijke KPN NV                                                                        11,326               111,806
           Koninklijke Ten Cate NV                                                                      294                29,610
           Koninklijke Vopak NV                                                                       1,045                30,525
           Mittal Steel Co. NV                                                                        3,906               107,424
           Nutreco Holding NV                                                                           650                27,935
       *   Nutricia (Verenigde Bedrijven) NV                                                          1,611                66,306
           Oce NV                                                                                     1,874                26,677
           OPG Groep NV Series A                                                                        380                25,773
           Reed Elsevier NV                                                                           4,769                63,414
           SBM Offshore NV                                                                              964                75,421
           Smit Internationale NV                                                                       421                24,713
           Stork NV                                                                                     573                21,545
           TNT Post Groep NV                                                                          2,626                70,644
           Unilever NV                                                                                1,963               131,507
           Univar NV                                                                                    728                29,962
           Van der Moolen Holding NV                                                                  4,635                25,245
           VNU NV                                                                                     5,048               157,376
           Wolters Kluwer NV                                                                          4,004                79,905
                                                                                                              -------------------
TOTAL -- NETHERLANDS                                                                                                    2,660,555
                                                                                                              -------------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
           Amer Group Oyj Series A                                                                    1,600                28,811
           Elcoteq Network Oyj                                                                        1,400                30,952
           Elektrobit Group Oyj                                                                       9,300                26,858
           Elisa Oyj                                                                                  4,150                78,789
           Fortum Oyj                                                                                 6,200               108,789
           HK Ruokatalo Oyj Series A                                                                  2,400                26,027
           Huhtamaki Oyj                                                                              1,850                28,362
           Jaakko Poyry Group Oyj                                                                     1,000                37,066
           Kemira Oyj                                                                                 2,200                31,837
           Kesko Oyj                                                                                  2,500                64,851
           Metso Oyj                                                                                  2,800                73,219
           Nokia Oyj                                                                                 13,450               229,247
           Okobank Class A                                                                            2,000                24,756
           Perlos Oyj                                                                                 2,650                25,737
           Raisio Group P.L.C. Series V                                                              11,500                30,356
           Rautaruukki Oyj Series K                                                                   2,000                40,700
           Sampo Insurance Co., Ltd.                                                                  4,300                70,061
           Sanoma-Wsoy Oyj Series B                                                                   3,090                68,862
           Stora Enso Oyj Series R                                                                    9,800               125,400
           Tietoenator Corp.                                                                          2,360                78,228
           Upm-Kymmene Oyj                                                                           10,100               189,593
           Uponor Oyj Series A                                                                        1,500                32,753
           Vaisala Oyj Series A                                                                         950                26,708
           Wartsila Corp. Oyj Series B                                                                1,400                37,502
           Yit-Yhtymae Oyj                                                                            1,850                74,760
                                                                                                              -------------------
TOTAL -- FINLAND                                                                                                        1,590,224
                                                                                                              -------------------

SINGAPORE -- (1.2%)
COMMON STOCKS -- (1.2%)
       *   Chartered Semiconductor Manufacturing, Ltd.                                               77,000                56,931
           Comfortdelgro Corp., Ltd.                                                                 55,000                48,728
           DBS Group Holdings, Ltd.                                                                  16,000               154,853
           Fraser & Neave, Ltd.                                                                       8,000                81,842
           Ges International, Ltd.                                                                   58,000                32,575
           Hong Leong Asia, Ltd.                                                                     40,000                35,718
           Jardine Cycle & Carriage, Ltd.                                                             9,000                55,188
           K1 Ventures, Ltd.                                                                        148,000                29,249
           Keppel Corp., Ltd.                                                                        11,000                75,912
           Keppel Land, Ltd.                                                                         33,000                74,081
           MCL Land, Ltd.                                                                            34,000                28,114
           Neptune Orient Lines, Ltd.                                                                40,000                67,485
           Overseas Chinese Banking Corp., Ltd.                                                      19,000                72,945
           Robinson & Co., Ltd.                                                                       9,000                30,643
           SembCorp Industries, Ltd.                                                                 33,000                51,932
           Singapore Airlines, Ltd.                                                                  10,000                69,080
           Singapore Press Holdings, Ltd.                                                            26,000                69,117
           Singapore Telecommunications, Ltd.                                                        49,000                72,572
       *   STATS ChipPAC, Ltd.                                                                      128,000                84,056
           United Engineers, Ltd.                                                                    27,000                28,793
           United Overseas Bank, Ltd.                                                                 9,000                77,021
           United Overseas Land, Ltd.                                                                51,000                72,107
           Venture Manufacturing (Singapore), Ltd.                                                    8,000                64,713
           WBL Corp., Ltd.                                                                           15,000                33,912
                                                                                                              -------------------
TOTAL -- SINGAPORE                                                                                                      1,467,567
                                                                                                              -------------------
GREECE -- (1.1%)
COMMON STOCKS -- (1.1%)
           Alpha Bank A.E.                                                                            3,000                88,320
           Attica Holdings S.A.                                                                       8,510                34,784
           Babis Vovos S.A.                                                                           1,840                29,323
           Bank of Greece                                                                               960               106,553
           Blue Star Maritime S.A.                                                                   15,800                23,776
           Chipita S.A.                                                                               6,980                24,578
           Coca-Cola Hellenic Bottling Co. S.A.                                                       2,420                63,174
           Delta Holdings S.A.                                                                        2,180                26,218
           Egnatia Bank S.A.                                                                          5,220                24,674
       *   Emporiki Bank of Greece S.A.                                                               2,360                67,340
           Germanos S.A.                                                                              4,850                78,364
           Hellenic Petroleum S.A.                                                                    5,630                78,387
           Hellenic Technodomiki S.A.                                                                10,210                50,196
       *   Hellenic Telecommunication Organization Co. S.A.                                           6,770               144,365
           Intracom S.A.                                                                              8,300                48,233
           Metka S.A.                                                                                 2,710                25,806
           Motor Oil (Hellas) Corinth Refineries S.A.                                                 6,045               131,411
           National Bank of Greece                                                                    1,860                72,625
           Piraeus Bank S.A.                                                                          3,400                67,521
           Sarantis S.A.                                                                              3,070                25,031
           Titan Cement Co.                                                                           2,210                78,218
           Viohalco S.A.                                                                              4,380                30,526
                                                                                                              -------------------
TOTAL COMMON STOCKS                                                                                                     1,319,423
                                                                                                              -------------------
RIGHTS/WARRANTS -- (0.0%)
       *   Emporiki Bank of Greece Rights 12/15/05                                                    2,360                 6,149
                                                                                                              -------------------
TOTAL -- GREECE                                                                                                         1,325,572
                                                                                                              -------------------
DENMARK -- (1.0%)
COMMON STOCKS -- (1.0%)
           A P Moller - Maersk A.S.                                                                      11               103,225
           Bang & Olufsen Holding A.S. Series B                                                         400                36,931
           Carlsberg A.S. Series B                                                                    1,200                62,393
           Codan A.S.                                                                                 1,000                52,475
           Danske Bank A.S.                                                                           4,200               134,952
           DSV, De Sammensluttede Vognmaend A.S.                                                        800                82,246
           East Asiatic Co., Ltd.                                                                       400                36,162
           F L Smidth & Co. A.S.                                                                        800                22,531
           GN Great Nordic A.S.                                                                       6,000                71,269
       *   Jyske Bank A.S.                                                                              750                34,975
           NKT Holding A.S.                                                                             600                25,021
           Novo-Nordisk A.S. Series B                                                                 1,000                53,704

           Novozymes A.S. Series B                                                                    1,500                75,314
       *   RTX Telecom A.S.                                                                           1,400                24,978
           Spar Nord Bank A.S.                                                                          350                51,600
           Sydbank A.S.                                                                               2,270                52,580
           TDC A.S.                                                                                   2,150               128,794
       *   TK Development                                                                             2,000                25,879
       *   Topdanmark A.S.                                                                              950                77,491
       *   Vestas Wind Systems A.S.                                                                   3,600                53,500
           Vestjysk Bank A.S.                                                                           755                30,143
                                                                                                              -------------------
TOTAL -- DENMARK                                                                                                        1,236,163
                                                                                                              -------------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
           Ackermans & Van Haaren SA                                                                    630                35,338
           Banque Nationale de Belgique                                                                   6                21,000
           Barco NV                                                                                   1,073                74,624
           Bekaert SA                                                                                   358                28,249
           CFE (Compagnie Francois d'Entreprises)                                                        55                38,847
           Cofinimmo SA                                                                                 184                28,583
           Dexia SA                                                                                   7,422               161,501
           D'Ieteren SA                                                                                 130                33,799
           Fortis AG                                                                                  8,394               248,699
       *   ICOS Vision Systems Corp. NV                                                                 736                25,023
           InBev NV                                                                                   1,804                76,145
           Melexis NV                                                                                 2,162                24,566
           Mobistar SA                                                                                  922                74,424
           Roularta Media Group NV                                                                      504                30,129
           Solvay SA                                                                                    300                33,068
           UCB SA                                                                                     1,036                50,938
           Umicore                                                                                      652                70,077
                                                                                                              -------------------
TOTAL -- BELGIUM                                                                                                        1,055,010
                                                                                                              -------------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
           Anglo Irish Bank Corp. P.L.C.                                                              5,225                71,672
           CRH P.L.C.                                                                                11,764               310,364
           DCC P.L.C.                                                                                 1,883                33,856
       *   Dragon Oil P.L.C.                                                                         10,048                27,272
       *   Elan Corp. P.L.C.                                                                          8,986                91,867
           FBD Holdings P.L.C.                                                                          735                29,203
           Fyffes P.L.C.                                                                              9,347                22,506
           Greencore Group P.L.C.                                                                     6,465                25,449
           IAWS Group P.L.C.                                                                          2,049                28,781
           Irish Life & Permanent P.L.C.                                                              9,254               166,442
           Kerry Group P.L.C.                                                                         3,045                65,830
           Kingspan Group P.L.C.                                                                      6,372                77,760
           McInerney Holdings P.L.C.                                                                  2,912                30,293
                                                                                                              -------------------
TOTAL -- IRELAND                                                                                                          981,295
                                                                                                              -------------------
NORWAY -- (0.8%)
COMMON STOCKS -- (0.8%)
           DNB Nor ASA Series A                                                                      13,400               140,123
       *   Eltek ASA                                                                                  1,800                27,742
       *   Fjord Seafood ASA                                                                         50,000                34,881
       *   Fred Olsen Energy ASA                                                                      2,000                58,044
           Ganger Rolf ASA                                                                            1,400               102,646
           Leroy Seafood Group ASA                                                                    2,800                25,872
           Norsk Hydro ASA                                                                            1,760               175,747
       *   Ocean Rig ASA                                                                              2,500                26,816
           Orkla ASA Series A                                                                         1,750                65,033
       *   Petroleum Geo-Services ASA (New)                                                           1,900                53,426
           Prosafe ASA                                                                                1,450                51,603
       *   Sinvest ASA                                                                                3,000                25,455
       *   Sparebk Midt-Norge                                                                         3,000                32,267
           Storebrand ASA                                                                             7,200                65,836
           Tomra Systems ASA                                                                          4,900                34,235
           Wilhelmsen (Wilhelm), Ltd. ASA Series A                                                    1,550                50,207
                                                                                                              -------------------
TOTAL -- NORWAY                                                                                                           969,933
                                                                                                              -------------------

AUSTRIA -- (0.6%)
COMMON STOCKS -- (0.6%)
       *   Betandwin.com Interactive Entertainment AG                                                   706                58,716
           Boehler-Uddeholm AG                                                                          194                31,565
           BWT AG                                                                                       836                23,763
       *   CA Immobilien Anlagen AG                                                                   2,941                73,002
           Erste Bank der Oesterreichischen Sparkassen AG                                             1,993               105,918
           Flughafen Wien AG                                                                            771                48,996
           Mayr-Melnhof Karton AG                                                                       376                50,097
           Oesterreichische Elektrizitaetswirtschafts AG                                                311                97,532
           OMV AG                                                                                     1,156                63,525
           Schoeller-Bleckmann Oilfield Equipment AG                                                    912                24,869
           Telekom Austria AG                                                                         2,450                55,311
           Voestalpine AG                                                                             1,205               114,295
                                                                                                              -------------------
TOTAL -- AUSTRIA                                                                                                          747,589
                                                                                                              -------------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
           Banco BPI SA                                                                              15,885                69,293
           Banco Comercial Portugues SA                                                              45,159               112,200
           Banco Espirito Santo SA                                                                    4,263                67,053
           Brisa Auto Estradas de Portugal SA                                                         9,240                74,614
           Cimpor Cimentos de Portugal SA                                                             7,000                37,518
           Energias de Portugal SA                                                                   17,966                52,910
           Jeronimo Martins SGPS SA                                                                   2,099                30,214
           Sonae SGPS SA                                                                             29,839                50,934
                                                                                                              -------------------
TOTAL -- PORTUGAL                                                                                                         494,736
                                                                                                              -------------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
           Fisher & Paykel Apppliances Holdings, Ltd.                                                22,644                51,654
           Fisher & Paykel Healthcare Corp.                                                          27,014                71,953
           Fletcher Building, Ltd.                                                                   12,664                64,454
       *   Rubicon, Ltd.                                                                             42,151                27,152
                                                                                                              -------------------
TOTAL -- NEW ZEALAND                                                                                                      215,213
                                                                                                              -------------------

                                                                                               FACE
                                                                                              AMOUNT
                                                                                       --------------------
                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (2.8%)
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $3,527,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $3,456,460) to be repurchased at $3,405,367                              $              3,405             3,405,000
                                                                                                              -------------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $121,562,232)                                                                                           $       122,957,727
                                                                                                              ===================

                 See accompanying Notes to Financial Statements.

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                             -----------------   ------------------
JAPAN  -- (27.2%)
COMMON STOCKS  -- (27.2%)
   * #    A&A Material Corp.                                                                           168,000   $          361,446
          Achilles Corp.                                                                               422,000              858,928
          Agro-Kanesho Co., Ltd.                                                                        18,000              137,966
          Aichi Bank, Ltd.                                                                              51,400            6,377,204
          Aichi Machine Industry Co., Ltd.                                                             928,000            3,739,679
          Aida Engineering, Ltd.                                                                       209,000            1,600,443
          Aigan Co., Ltd.                                                                              187,600            1,571,760
          Airport Facilities Co., Ltd.                                                                 247,000            1,426,040
     *    Akai Electric Co., Ltd.                                                                      490,000                4,090
          Akita Bank, Ltd.                                                                           1,613,000            8,605,841
          Aloka Co., Ltd.                                                                              261,000            1,910,961
          Alpha Systems, Inc.                                                                           16,000              458,192
     #    Altech Co., Ltd.                                                                              56,400              394,759
          Ando Corp.                                                                                   632,000            1,800,460
          Anest Iwata Corp.                                                                             63,000              284,323
          AOI Advertising Promotion, Inc.                                                               11,500              101,705
          AOI Electronics Co., Ltd.                                                                     26,400              479,306
          Aoki International Co., Ltd.                                                                 317,600            5,208,247
          Aomori Bank, Ltd.                                                                             27,000              114,736
     *    Apic Yamada Corp.                                                                            137,000              615,658
          Arakawa Chemical Industries, Ltd.                                                            140,700            1,965,900
          Araya Industrial Co., Ltd.                                                                   524,000            1,401,645
          Argo 21 Corp.                                                                                 57,200              502,908
          Aronkasei Co., Ltd.                                                                          156,000              820,121
          Asahi Kogyosha Co., Ltd.                                                                     270,000            1,139,068
          Asahi Organic Chemicals Industry Co., Ltd.                                                 1,088,000            4,106,422
     *    Asahi Tec Corp.                                                                              182,000              483,539
          Asanuma Corp.                                                                                634,000            1,769,207
          Ashimori Industry Co., Ltd.                                                                  504,000            1,360,152
          Asia Air Survey Co., Ltd.                                                                     79,000              380,378
     #    Asia Securities Printing Co., Ltd.                                                            43,000              691,766
          Asics Trading Co., Ltd.                                                                        3,000               39,615
          Asti Corp.                                                                                    29,000              315,995
          Atsugi Co., Ltd.                                                                           2,106,000            3,655,724
          Autobacs Seven Co., Ltd.                                                                      80,400            3,600,043
     *    Azel Corp., Tokyo                                                                            681,000            2,003,392
          Bank of Iwate, Ltd.                                                                           50,000            3,269,538
          Bank of Okinawa, Ltd.                                                                        140,400            6,137,561
          Bank of Saga, Ltd.                                                                           442,000            1,788,211
     #    Best Denki Co., Ltd.                                                                       1,216,000            5,407,741
          Biken Techno Corp.                                                                            50,400              450,533
          Bull Dog Sauce Co., Ltd.                                                                      12,000              126,615
          Bunka Shutter Co., Ltd.                                                                      129,000              701,551
     #    Cabin Co., Ltd.                                                                              416,000            1,573,616
   * #    Catena Corp.                                                                                 247,000            1,126,747
          Central Finance Co., Ltd.                                                                    746,000            7,987,324
          CFS Corp.                                                                                     14,000               91,292
     #    Chiyoda Co., Ltd.                                                                             83,000            1,729,464
          Chodai Co., Ltd.                                                                              58,000              305,663
          Chofu Seisakusho Co., Ltd.                                                                    95,200            2,091,693
          Chudenko Corp.                                                                               179,460            2,851,740
          Chuetsu Pulp and Paper Co., Ltd.                                                           1,335,000            3,314,140
   * #    Chugai Mining Co., Ltd.                                                                    1,821,400            2,179,459
          Chukyo Bank, Ltd.                                                                            294,000            1,045,707
          Chuo Gyorui Co., Ltd.                                                                        361,000              914,723
          Chuo Spring Co., Ltd., Nagoya                                                                594,000            2,681,496
     #    Chuo Woollen Mills, Ltd.                                                                      30,000               95,345
     #    Cleanup Corp.                                                                                260,900            2,329,423
          Coca-Cola Central Japan Co., Ltd.                                                                737            6,030,978
          Comsys Holdings Corp.                                                                          2,000               23,312

          Corona Corp.                                                                                 263,300            4,374,519
     #    Credia Co., Ltd.                                                                              51,400              734,430
          Cresco, Ltd.                                                                                  56,000              626,875
     *    Cross Plus, Inc.                                                                               5,000              105,922
          CTI Engineering Co., Ltd.                                                                    107,800            1,007,618
          Daibiru Corp.                                                                                 13,000              113,021
          Dai-Dan Co., Ltd.                                                                            406,000            2,745,533
          Daido Kogyo Co., Ltd.                                                                         71,000              223,443
     #    Daidoh, Ltd.                                                                                  91,000            1,053,405
   * #    Daiei, Inc.                                                                                   11,395              270,550
          Daihen Corp.                                                                                 264,000            1,134,654
          Daiho Corp.                                                                                  638,000            1,605,024
     #    Dai-Ichi Jitsugyo Co., Ltd.                                                                   70,000              301,013
          Dai-Ichi Kogyo Seiyaku Co., Ltd.                                                             169,000              570,349
          Daiki Co., Ltd.                                                                                1,400               16,422
          Daiko Clearing Services Corp.                                                                144,400            1,800,299
     *    Daiko Denshi Tsushin, Ltd.                                                                    89,000              231,757
          Daimaruenawin Co., Ltd                                                                        10,600               67,147
          Daimei Telecom Engineering Corp.                                                             123,000            1,392,738
          Dainichi Co., Ltd.                                                                           137,100            1,483,590
          Daisan Bank, Ltd.                                                                             26,000               88,923
          Daisyo Corp.                                                                                  18,400              240,691
   * #    Daito Woolen Spinning & Weaving Co., Ltd., Tokyo                                             337,000              795,134
          Daiwa Kosho Lease Co., Ltd.                                                                  428,000            2,415,763
          Daiwabo Co., Ltd.                                                                          1,475,000            3,427,682
     #    Daiwabo Information System Co., Ltd.                                                          94,000            1,561,956
     #    Danto Corp.                                                                                  258,000              910,482
          DC Co., Ltd.                                                                                 256,000            1,029,958
     #    Denki Kogyo Co., Ltd.                                                                        135,000            1,179,226
          Denyo Co., Ltd.                                                                              209,000            2,511,353
          Descente, Ltd.                                                                               331,000            1,606,728
     *    Dia Kensetsu Co., Ltd.                                                                       117,000              246,976
     #    Dijet Industrial Co., Ltd.                                                                    53,000              159,337
          DMW Corp.                                                                                     12,200              488,453
          DyDo Drinco, Inc.                                                                             66,200            2,225,773
     #    Edosawa Co., Ltd.                                                                             48,000              206,582
          Ehime Bank, Ltd.                                                                             152,000              620,178
     #    Eighteenth Bank, Ltd.                                                                      2,094,000           13,785,110
          Eikoh, Inc.                                                                                   27,000              227,856
   * #    Epson Toyo Communication Equipment Co., Ltd.                                                 134,000              900,580
          Fine Sinter Co., Ltd.                                                                         84,000              380,714
   * #    First Baking Co., Ltd.                                                                       698,000            1,366,571
          Foster Electric Co., Ltd.                                                                     60,000              686,434
     *    Fuji Electric Construction Co., Ltd.                                                          40,000               91,446
          Fuji Kiko Co., Ltd.                                                                            1,000                3,516
          Fujicco Co., Ltd.                                                                             80,000            1,087,632
          Fujikura Rubber, Ltd.                                                                         30,000              218,557
     #    Fujitsu Access, Ltd.                                                                         186,100            1,086,050
          Fujitsu Business Systems, Ltd.                                                               271,100            4,028,772
          Fujitsu Fronttec, Ltd.                                                                       140,400            1,473,716
          Fukuda Corp.                                                                                 427,000            2,539,585
          Fuso Dentsu Co., Ltd.                                                                         56,000              243,301
          Fuso Lexel, Inc.                                                                             162,700            1,491,022
          Fuso Pharmaceutical Industries, Ltd.                                                       1,041,000            3,383,087
     #    Futaba Industrial Co., Ltd.                                                                  101,000            2,235,264
     #    Gakken Co., Ltd.                                                                           1,210,000            3,083,163
     *    GKN D1 Tochigi Holdings Shares                                                                   302              839,379
          Global-Dining, Inc.                                                                           53,700              438,520
     #    Godo Steel, Ltd.                                                                             434,000            2,078,084
   * #    Goldwin, Inc.                                                                                491,000            1,523,597
          Gourmet Kineya Co., Ltd.                                                                     169,000            1,277,384
   * #    Graphtec Corp.                                                                                72,000              129,096
     *    Gro-BeLS Co., Ltd.                                                                           752,000            1,397,703
   * #    GS Yuasa Corp.                                                                               181,000              446,448
     *    GSI Creos Corp.                                                                               32,000               66,105
          Gun-Ei Chemical Industry Co., Ltd.                                                         1,017,000            3,810,583
          Gunze, Ltd.                                                                                   80,000              451,789
     #    Haltec Corp.                                                                                 179,000              366,699
          Harima Chemicals, Inc.                                                                       210,000            1,204,662
          Haruyama Trading Co., Ltd.                                                                   145,300            1,979,824
          Heiwado Co., Ltd.                                                                             92,000            1,763,775
          Hibiya Engineering, Ltd.                                                                     459,000            3,758,232

          Higashi-Nippon Bank, Ltd.                                                                    867,000            4,477,885
          Himaraya Co., Ltd.                                                                            80,500              497,186
     #    Hisaka Works, Ltd.                                                                            88,000            1,320,713
          Hitachi Business Solution Co., Ltd.                                                            3,300               22,361
          Hitachi Cable, Ltd.                                                                          275,000            1,142,726
          Hitachi Kiden Kogyo, Ltd.                                                                    151,000              858,831
          Hitachi Kokusai Electric, Inc.                                                               216,000            2,245,835
          Hitachi Medical Corp.                                                                        488,000            5,620,963
          Hitachi Metals Techno, Ltd.                                                                   53,500              244,715
     #    Hitachi Plant Engineering & Construction Co., Ltd.                                           807,000            5,079,828
          Hitachi Powdered Metal Co., Ltd.                                                              19,000              125,415
          Hitachi Transport System, Ltd.                                                               355,000            3,509,407
     #    Hochiki Corp.                                                                                 38,000              203,678
          Hokkai Can Co., Ltd., Tokyo                                                                  626,000            2,130,261
          Hokkaido Coca-Cola Bottling Co., Ltd.                                                        382,000            2,427,421
          Hokko Chemical Industry Co., Ltd.                                                            285,000            1,195,764
     #    Hokuetsu Bank, Ltd.                                                                        2,724,000            8,304,688
          Hokuetsu Paper Mills, Ltd.                                                                   806,000            3,973,791
          Hokuriku Electrical Construction Co., Ltd.                                                   186,000              801,417
          Homac Corp.                                                                                  364,300            6,071,529
          Horipro, Inc.                                                                                118,200            1,468,388
   * #    Howa Machinery, Ltd.                                                                         139,000              264,456
     #    Ichikawa Co., Ltd.                                                                           211,000              868,202
     #    Ichikoh Industries, Ltd.                                                                     275,000              820,672
          Ichiyoshi Securities Co., Ltd.                                                                82,000            1,115,801
     #    Ihara Chemical Industry Co., Ltd.                                                            461,000            1,762,281
          i-Logistics Corp.                                                                            139,000              462,683
     #    Imasen Electric Industrial Co., Ltd.                                                          97,700              818,386
   * #    Impress Corp.                                                                                    633              375,405
          Inaba Denki Sangyo Co., Ltd.                                                                  55,000            1,743,482
          Inabata and Co., Ltd., Osaka                                                                 155,000            1,446,595
     #    Ines Corp.                                                                                   569,200            4,101,022
          ISE Chemicals Corp.                                                                          116,000              570,190
          Ishikawajima Construction Materials Co., Ltd.                                                144,000              433,394
     #    Ishikawajima Transport Machinery Co., Ltd.                                                   209,000              659,946
          Ishizuka Glass Co., Ltd.                                                                     334,000            1,126,641
          Itochu Enex Co., Ltd.                                                                        600,600            4,630,379
     #    Itoham Foods, Inc.                                                                         1,882,000            7,251,460
     #    Itoki Crebio Corp.                                                                           325,000            3,032,042
     #    Iwaki & Co., Ltd.                                                                            274,000              989,947
     #    Iwasaki Electric Co., Ltd.                                                                    88,000              293,317
          Iwatsu Electric Co., Ltd.                                                                     50,000              123,208
     #    Izumiya Co., Ltd.                                                                          1,004,000            7,390,085
   * #    Jac Holdings Co., Ltd.                                                                       128,800              199,673
          Jaccs Co., Ltd.                                                                              139,000            1,289,628
          Jamco Corp.                                                                                   17,000              203,526
          Japan Airport Terminal Co., Ltd.                                                             209,400            1,839,296
          Japan Digital Laboratory Co., Ltd.                                                           304,700            3,334,022
          Japan Foundation Engineering Co., Ltd.                                                       316,200            1,747,521
          Japan Information Processing Service Co., Ltd.                                                29,500              189,916
          Japan Oil Transportation Co., Ltd.                                                           305,000              982,748
     #    Japan Pulp and Paper Co., Ltd.                                                             1,564,000            5,242,606
   * #    Japan Radio Co., Ltd.                                                                      1,830,000            6,392,275
          Japan Steel Tower Co., Ltd.                                                                  156,000              962,570
     #    Japan Transcity Corp.                                                                        354,000            1,762,745
     #    Japan Vilene Co., Ltd.                                                                       120,000              955,517
          Japan Wool Textile Co., Ltd.                                                                 338,000            2,780,643
          Jeans Mate Corp.                                                                               5,590               89,831
          JMS Co., Ltd.                                                                                411,000            1,530,472
     #    Joban Kosan Co., Ltd.                                                                        105,000              191,645
     #    J-Oil Mills, Inc.                                                                            367,000            1,727,441
     #    Joshin Denki Co., Ltd.                                                                       578,000            4,246,332
          JS Group Corp.                                                                                22,470              414,795
          JSAT Corp.                                                                                     1,588            2,983,739
          JSP Corp.                                                                                     65,700              558,005
          Juel Verite Ohkubo Co., Ltd                                                                   50,000              174,239
          Juntendo Co., Ltd.                                                                            57,000              114,871
          K.R.S. Corp.                                                                                  94,300            1,384,823
          Kagawa Bank, Ltd.                                                                          1,046,000            7,035,991
          Kagoshima Bank, Ltd.                                                                         559,000            4,444,429
     #    Kahma Co., Ltd.                                                                              252,500            5,938,864

          Kameda Seika Co., Ltd.                                                                        38,000              348,951
          Kamei Corp.                                                                                  370,000            4,125,359
          Kanaden Corp.                                                                                287,000            1,869,667
          Kanamoto Co., Ltd.                                                                           242,000            1,427,582
          Kandenko Co., Ltd.                                                                           519,000            3,851,674
          Kanematsu Electronics, Ltd.                                                                   40,600              290,112
          Kanto Natural Gas Development Co., Ltd.                                                      458,000            3,045,413
   * #    Kanto Tsukuba Bank, Ltd.                                                                     110,200            1,717,704
          Kasai Kogyo Co., Ltd.                                                                        118,000              569,867
          Kasei (C.I.) Co., Ltd.                                                                       250,000              992,156
          Katakura Chikkarin Co., Ltd.                                                                 173,000              626,086
          Kato Sangyo Co., Ltd.                                                                         55,000              929,706
          Kato Works Co., Ltd.                                                                         569,000            2,052,803
     #    Kawada Industries, Inc.                                                                      478,000            1,234,263
     *    Kawasaki Kasei Chemicals, Ltd.                                                               360,000              739,016
   * #    Kawashima Textile Manufacturers, Ltd.                                                        215,000              499,214
          Kawasho Gecoss Corp.                                                                         241,600            1,481,173
     #    Kawasumi Laboratories, Inc.                                                                  153,000            1,000,655
          Keihanshin Real Estate Co., Ltd.                                                             182,000            1,603,574
          Keiiyu Co., Ltd.                                                                              66,400              896,556
     #    Keiyo Co., Ltd.                                                                              436,000            2,432,878
          Key Coffee, Inc.                                                                               4,000               51,011
          Kinki Coca-Cola Bottling Co., Ltd.                                                           385,300            3,717,748
          Kioritz Corp.                                                                                586,000            1,847,979
     #    Kishu Paper Co., Ltd.                                                                        753,000            1,944,829
          Kissei Pharmaceutical Co., Ltd.                                                               33,000              628,350
     #    Kitagawa Iron Works Co., Ltd.                                                                123,000              307,402
          Kita-Nippon Bank, Ltd.                                                                        82,200            4,382,524
          Kitano Construction Corp.                                                                    744,000            2,399,605
          Kitazawa Sangyo Co., Ltd.                                                                    236,000              750,706
          Koa Corp.                                                                                    568,300            5,509,809
          Kobayashi Yoko Co., Ltd.                                                                      43,700              683,644
          Kodensha Co., Ltd.                                                                           134,000              452,816
          Koekisha Co., Ltd.                                                                            48,600              961,653
          Kohnan Shoji Co., Ltd.                                                                        84,200            1,229,945
          Koike Sanso Kogyo Co., Ltd.                                                                  221,000              789,088
          Koito Industries, Ltd.                                                                       291,000            1,650,718
     #    Kojima Co., Ltd.                                                                             322,800            3,462,158
     *    Kokusai Kogyo Co., Ltd.                                                                      300,000            1,403,652
          Komai Tekko, Inc.                                                                            353,000            1,279,909
          Komatsu Seiren Co., Ltd.                                                                     291,000            1,383,810
          Komatsu Wall Industry Co., Ltd.                                                               26,900              480,846
          Komori Corp.                                                                                 153,000            2,918,565
          Konaka Co., Ltd.                                                                             223,890            3,069,419
          Kondotec, Inc.                                                                                35,000              368,805
          Konishi Co., Ltd.                                                                            159,000            1,495,428
          Kosaido Co., Ltd.                                                                            165,600            1,336,246
     #    Kosei Securities Co., Ltd.                                                                   138,000              339,643
     #    Kumiai Chemical Industry Co., Ltd., Tokyo                                                    756,000            1,912,391
          Kurabo Industries, Ltd.                                                                    2,896,000            9,164,866
     #    Kurimoto, Ltd.                                                                             1,590,000            4,357,679
          Kuroganeya Co., Ltd.                                                                          83,000              345,408
     #    Kurosaki Harima Corp.                                                                        245,000            1,029,464
          Kyodo Printing Co., Ltd.                                                                   1,162,000            5,062,940
     #    Kyoei Sangyo Co., Ltd.                                                                       105,000              334,638
          Kyokuto Boeki Kaisha, Ltd.                                                                   265,000              939,589
          Kyokuto Kaihatsu Kogyo Co., Ltd.                                                             487,650            4,425,483
          Kyosan Electric Manufacturing Co., Ltd.                                                      627,000            2,183,066
          Kyowa Leather Cloth Co., Ltd.                                                                203,300            1,545,010
          Kyudenko Corp.                                                                               730,000            4,733,005
     *    Kyushu-Shinwa Holdings, Inc.                                                               2,368,000            6,693,448
     #    Laox Co., Ltd.                                                                               687,000            2,092,781
     *    Lonseal Corp.                                                                                306,000              613,504
   * #    Look, Inc.                                                                                   334,000              970,845
          Maeda Corp.                                                                                  995,000            6,514,343
          Maeda Road Construction Co., Ltd.                                                          1,069,000            7,499,268
          Maezawa Industries, Inc.                                                                     197,700            1,563,635
          Maezawa Kaisei Industries Co., Ltd.                                                           44,800              740,720
          Maezawa Kyuso Industries Co., Ltd.                                                            62,900            1,139,151
          Makino Milling Machine Co., Ltd.                                                              76,000              693,611
          Marubeni Construction Material Lease Co., Ltd.                                                30,000               84,966

          Marubeni Infotec Corp.                                                                        14,000               46,411
          Marubun Corp.                                                                                234,700            2,910,890
          Marudai Food Co., Ltd.                                                                     1,869,000            5,066,285
          Maruei Department Store Co., Ltd.                                                            435,000            1,250,761
     #    Maruetsu, Inc.                                                                               698,000            2,400,157
          Marusan Securities Co., Ltd.                                                                 146,000            1,259,686
          Maruwa Co., Ltd.                                                                              33,100              836,477
          Maruwn Corp.                                                                                 216,000              711,043
          Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment                         20,000              165,063
          Maruzen Showa Unyu Co., Ltd.                                                                 931,000            3,668,115
          Maspro Denkoh Corp.                                                                          194,000            1,834,770
          Matsui Construction Co., Ltd.                                                                227,700            1,118,465
   * #    Matsuo Bridge Co., Ltd.                                                                      426,000              743,562
     *    Meiji Machine Co., Ltd.                                                                      126,000              158,958
     #    Meito Sangyo Co., Ltd.                                                                        57,200              897,163
     #    Meiwa Estate Co., Ltd.                                                                       293,400            4,069,840
          Meiwa Industry Co., Ltd.                                                                     148,000              666,971
     #    Mercian Corp.                                                                              2,345,000            7,345,539
          Mesco, Inc.                                                                                   92,000              472,650
          Michinoku Bank, Ltd.                                                                         905,000            3,849,560
          Mikuni Coca-Cola Bottling Co., Ltd.                                                          459,300            4,404,783
          Mirai Group Co., Ltd.                                                                        109,000              262,927
     *    Misawa Homes Holdings, Inc.                                                                   12,000              480,065
          Mito Securities Co., Ltd.                                                                    219,000            1,193,693
          Mitsuba Corp.                                                                                397,000            4,212,209
   * #    Mitsubishi Cable Industries, Ltd.                                                          1,376,000            2,908,346
   * #    Mitsubishi Paper Mills, Ltd.                                                               4,326,000            7,931,954
     #    Mitsubishi Pencil Co., Ltd.                                                                  136,000            1,604,541
          Mitsubishi Shindoh Co., Ltd.                                                                  53,000              178,281
          Mitsubishi UFJ Financial Group, Inc.                                                               1                7,160
          Mitsuboshi Belting, Ltd.                                                                     111,000              738,379
          Mitsui Home Co., Ltd.                                                                        104,000              682,338
     #    Mitsui Sugar Co., Ltd.                                                                     1,184,000            4,639,673
     #    Mitsui-Soko Co., Ltd.                                                                        294,000            1,497,667
     #    Mitsumi Electric Co., Ltd.                                                                 1,088,000           11,175,687
          Mitsuuroko Co., Ltd.                                                                         410,000            2,886,598
     #    Miyaji Engineering Group                                                                     288,175              578,677
          Miyazaki Bank, Ltd.                                                                        1,621,260            8,268,546
          Miyuki Keori Co., Ltd.                                                                       298,000            1,274,644
     #    Mizuno Corp.                                                                                 977,000            5,676,220
          Mori Seiki Co., Ltd.                                                                           7,800              101,676
          Morita Corp.                                                                                 148,000              916,826
          Morozoff, Ltd., Osaka                                                                        509,000            1,571,079
          Mory Industries, Inc.                                                                        235,000              751,614
     #    MOS Food Services, Inc.                                                                       80,000            1,091,682
     #    MR Max Corp.                                                                                 332,900            1,271,303
     *    Mutoh Industries, Ltd.                                                                       497,000            1,191,900
          Mutow Co., Ltd.                                                                              245,700            1,169,701
          Myojo Foods Co., Ltd.                                                                         67,000              389,252
          Nagano Bank, Ltd.                                                                          1,081,000            4,050,979
          Nagase & Co., Ltd.                                                                           284,000            3,383,803
   * #    Naigai Co., Ltd.                                                                             696,000              984,536
          Nakabayashi Co., Ltd.                                                                        253,000              707,860
          Nakamuraya Co., Ltd.                                                                           4,000               21,592
   * #    Nakano Corp.                                                                                  78,500              202,383
          Nakayama Steel Works, Ltd.                                                                   351,000            1,607,049
     #    Nakayo Telecommunications, Inc.                                                              116,000              512,878
          Nanto Bank, Ltd.                                                                             225,000            1,522,989
          NEC System Integration & Construction, Ltd.                                                  441,300            5,343,938
     #    Neturen Co., Ltd., Tokyo                                                                     403,000            3,267,179
     *    Nice Corp.                                                                                   896,000            3,689,689
     #    Nichia Steel Works, Ltd.                                                                     432,200            2,107,884
          Nichiban Co., Ltd.                                                                           284,000            1,088,488
          Nichicon Corp.                                                                               186,300            2,257,795
     #    Nichimo Co., Ltd.                                                                            386,000            1,016,665
          Nichireki Co., Ltd.                                                                          318,000            1,084,807
     #    Nihon Dempa Kogyo Co., Ltd.                                                                   35,500            1,150,912
          Nihon Kagaku Sangyo Co., Ltd.                                                                141,000              950,822
     #    Nihon Matai Co., Ltd.                                                                        366,000              945,118
     #    Nihon Nohyaku Co., Ltd.                                                                      681,000            1,898,173
          Nihon Shokuh Kako Co., Ltd.                                                                  280,000              990,703

     #    Nihon Tokushu Toryo Co., Ltd.                                                                 60,000              375,283
          Nikken Chemicals Co., Ltd.                                                                    75,000              253,881
     #    Nikko Co., Ltd., Akashi                                                                      329,000            1,077,392
          Nikko Travel Co., Ltd.                                                                        12,600               67,106
     #    Nippei Toyama Corp.                                                                          236,000            1,754,261
          Nippo Corp.                                                                                  964,000            7,144,115
     #    Nippon Beet Sugar Manufacturing Co., Ltd.                                                  1,954,000            5,127,158
          Nippon Carbon Co., Ltd.                                                                       54,000              133,184
     #    Nippon Chemical Industrial Co., Ltd.                                                         605,000            1,612,357
          Nippon Chemi-Con Corp.                                                                       131,000              830,103
     #    Nippon Chutetsukan KK                                                                        213,000              457,498
     #    Nippon Concrete Industries Co., Ltd.                                                         439,000            1,265,107
   * #    Nippon Conveyor Co., Ltd.                                                                    129,000              192,167
          Nippon Densetsu Kogyo Co., Ltd.                                                              730,000            4,112,524
          Nippon Denwa Shisetu Co., Ltd.                                                               477,000            1,724,087
          Nippon Felt Co., Ltd.                                                                         63,000              385,042
          Nippon Fine Chemical Co., Ltd.                                                               237,000            1,836,132
     #    Nippon Flour Mills Co., Ltd.                                                                 941,000            3,797,565
          Nippon Formula Feed Manufacturing Co., Ltd.                                                   35,000               64,121
          Nippon Hume Corp.                                                                            273,000            1,047,600
          Nippon Kinzoku Co., Ltd.                                                                      57,000              132,982
     #    Nippon Koei Co., Ltd., Tokyo                                                               1,039,000            4,168,169
          Nippon Konpo Unyu Soko Co., Ltd.                                                             337,000            4,208,890
   * #    Nippon Koshuha Steel Co., Ltd.                                                               204,000              484,577
          Nippon Pigment Co., Ltd.                                                                      35,000              137,209
          Nippon Piston Ring Co., Ltd.                                                                 151,000              501,410
          Nippon Road Co., Ltd.                                                                        879,000            2,179,838
          Nippon Seisen Co., Ltd.                                                                       60,000              261,576
          Nippon Sharyo, Ltd.                                                                        1,927,000            4,829,144
          Nippon Shinyaku Co., Ltd.                                                                    547,000            4,268,557
          Nippon Signal Co., Ltd.                                                                       69,000              516,744
          Nippon Soda Co., Ltd.                                                                      2,010,000            6,048,795
     #    Nippon Synthetic Chemical Industry Co., Ltd.                                                 983,000            2,720,846
          Nippon Systemware Co., Ltd.                                                                  125,500              881,368
          Nippon Tungsten Co., Ltd.                                                                    193,000              742,644
     #    Nishimatsu Construction Co., Ltd.                                                            387,000            1,623,122
          Nishishiba Electric Co., Ltd.                                                                 96,000              210,992
          Nissei Plastic Industrial Co., Ltd.                                                          191,000            1,879,346
     #    Nisshin Fire & Marine Insurance Co., Ltd.                                                    559,000            2,251,770
     #    Nisshin Fudosan Co., Ltd.                                                                    118,600            1,604,334
          Nisshinbo Industries, Inc.                                                                   227,000            2,145,811
          Nissho Electronics Corp.                                                                     134,500            1,092,728
          Nissin Corp.                                                                                 213,000              714,438
          Nissin Electric Co., Ltd.                                                                    398,000            1,919,068
          Nissin Sugar Manufacturing Co., Ltd.                                                         571,000            1,915,919
          Nissui Pharmaceutical Co., Ltd.                                                              171,000            1,296,902
          Nittan Valve Co., Ltd.                                                                        70,000              804,461
          Nittetsu Mining Co., Ltd.                                                                  1,413,000            8,368,942
     #    Nitto Boseki Co., Ltd.                                                                     2,060,000            4,882,048
          Nitto Electric Works, Ltd.                                                                    54,200              879,215
          Nitto FC Co., Ltd.                                                                           229,000            1,378,220
          Nitto Flour Milling Co., Ltd.                                                                340,000            1,151,936
          Nitto Seiko Co., Ltd.                                                                         54,000              239,054
   * #    Nittoc Construction Co., Ltd.                                                                106,000              205,081
          Noda Corp.                                                                                   135,500              829,287
          Nohmi Bosai, Ltd.                                                                            368,000            2,359,160
     #    Nomura Co., Ltd.                                                                             140,000              799,683
     #    Noritsu Koki Co., Ltd.                                                                       204,300            3,520,797
     #    Noritz Corp.                                                                                  73,000            1,203,692
          Obayashi Road Corp.                                                                          389,000              940,277
          Odakyu Construction Co., Ltd.                                                                 88,000              257,248
          Oie Sangyo Co., Ltd.                                                                          12,700              119,474
          Oita Bank, Ltd.                                                                              898,000            7,001,237
     #    Okabe Co., Ltd.                                                                              402,000            1,478,354
     *    OKK Corp.                                                                                    149,000              567,485
          Okuma Corp.                                                                                      760                6,811
          Okumura Corp.                                                                                479,000            2,692,683
          Okura Industrial Co., Ltd.                                                                   264,000            1,536,821
          Olympic Corp.                                                                                181,500            1,636,775
          O-M, Ltd.                                                                                     36,000              121,263
     *    Omikenshi Co., Ltd.                                                                          586,000              822,169

          Oriental Construction Co., Ltd.                                                              238,700            1,156,202
          Original Engineering Consultants Co., Ltd.                                                    55,500              279,763
          Osaka Securities Finance Co., Ltd.                                                            85,000              449,696
          Osaka Steel Co., Ltd.                                                                        525,100            8,414,209
          Oyo Corp.                                                                                    310,000            3,175,070
          P.S. Mitsubishi Construction Co., Ltd.                                                       243,000            1,011,857
          Pacific Industrial Co., Ltd.                                                                 392,000            2,303,687
     #    PanaHome Corp.                                                                               895,000            5,707,390
          Parco Co., Ltd.                                                                              121,000            1,210,409
          Piolax, Inc.                                                                                 124,400            2,438,506
          Pocket Card Co., Ltd.                                                                         11,600              292,959
          Posful Corp.                                                                                 235,200            1,133,204
          Raito Kogyo Co., Ltd.                                                                        585,400            2,337,741
   * #    Renown D'urban Holdings, Inc.                                                                455,760            5,055,130
          Rheon Automatic Machinery Co., Ltd.                                                          197,000              693,510
     #    Rhythm Watch Co., Ltd.                                                                       499,000              932,235
          Ricoh Elemex Corp.                                                                           187,000            1,751,915
          Rikei Corp.                                                                                  105,500              309,708
          Riken Electric Wire Co., Ltd.                                                                 25,000               51,203
          Riken Technos Corp.                                                                          550,000            2,201,168
          Riken Vitamin Co., Ltd.                                                                       51,000            1,187,729
          Roland Corp.                                                                                  59,200            1,324,935
          Royal Co., Ltd.                                                                               68,000              914,630
          Ryoden Trading Co., Ltd.                                                                     489,000            3,696,878
          Ryosan Co., Ltd.                                                                             356,300            9,195,726
     #    Ryoyo Electro Corp.                                                                          455,600            6,836,883
          S Foods, Inc.                                                                                 56,500              523,670
          Sagami Co., Ltd.                                                                             296,000            1,023,835
          Sakai Chemical Industry Co., Ltd.                                                            951,000            4,276,927
          Sakai Heavy Industries, Ltd.                                                                 369,000            1,140,423
     #    Sakata Seed Corp.                                                                            595,100            8,327,736
     *    Sakurada Co., Ltd.                                                                            36,000               48,860
     #    Sala Corp.                                                                                   174,000              873,993
          San-Ai Oil Co., Ltd.                                                                         850,000            4,171,884
     #    Sanden Corp.                                                                               1,244,000            6,165,056
     #    Sanix, Inc.                                                                                  151,500              931,741
     #    Sankei Building Co., Ltd.                                                                    648,000            4,848,564
          Sanki Engineering Co., Ltd.                                                                  893,000            7,138,502
          Sanko Co., Ltd.                                                                               62,000              450,057
          Sanko Metal Industrial Co., Ltd., Tokyo                                                       85,000              189,989
          Sankyo Seiko Co., Ltd.                                                                       394,000            2,177,293
          Sanoh Industrial Co., Ltd.                                                                   110,000              827,671
          Sanritsu Corp.                                                                                43,300              491,383
          Sanshin Electronics Co., Ltd.                                                                415,000            4,638,894
     #    Sanyo Denki Co., Ltd.                                                                        189,000            1,043,243
          Sanyo Engineering & Construction, Inc.                                                       185,000            1,249,471
          Sanyo Industries, Ltd., Tokyo                                                                254,000              700,850
     #    Sanyo Special Steel Co., Ltd.                                                              1,454,000           10,679,857
     *    Sata Construction Co., Ltd., Gumma                                                           106,000              157,353
          Sato Shoji Corp.                                                                              83,000            1,186,174
          Satori Electric Co., Ltd.                                                                     31,560              466,451
          Seibu Electric Industry Co., Ltd.                                                            182,000            1,124,694
          Seika Corp.                                                                                   75,000              179,305
     *    Seikitokyu Kogyo Co., Ltd.                                                                   500,000              612,762
          Sekisui Jushi Co., Ltd.                                                                      528,000            4,053,321
          Sekisui Plastics Co., Ltd.                                                                   967,000            3,599,913
          Sekonic Corp.                                                                                100,000              297,719
          Senko Co., Ltd.                                                                              278,000              989,404
          Senshukai Co., Ltd.                                                                          149,000            1,479,875
          Shaddy Co., Ltd.                                                                             162,300            1,739,134
     #    Shibusawa Warehouse Co., Ltd.                                                                673,000            2,855,239
          Shibuya Kogyo Co., Ltd.                                                                       60,100              562,036
          Shiga Bank, Ltd.                                                                             246,000            1,716,834
     *    Shikibo, Ltd.                                                                              1,525,000            2,996,808
          Shikoku Coca-Cola Bottling Co., Ltd.                                                         268,100            3,231,335
          Shimizu Bank, Ltd.                                                                           125,200            6,334,283
          Shin Nippon Air Technologies Co., Ltd.                                                       219,220            1,598,155
          Shinagawa Refractories Co., Ltd.                                                             337,000            1,363,709
     #    Shindengen Electric Manufacturing Co., Ltd.                                                  701,000            3,472,621
          Shinkawa, Ltd.                                                                                16,000              366,768
          Shinko Shoji Co., Ltd.                                                                       201,000            2,553,237

     #    Shinmaywa Industries, Ltd.                                                                 1,436,000            8,213,146
     *    Shiraishi Corp.                                                                              142,000              289,620
          Shizuki Electric Co., Inc.                                                                    62,000              212,708
     #    Sho-Bond Corp.                                                                               253,400            2,806,146
          Shobunsha Publications, Inc.                                                                 157,800            2,523,677
          Shoei Foods Corp.                                                                            145,000              945,759
          Showa Aircraft Industry Co., Ltd.                                                            147,000            2,122,858
          Showa Electric Wire & Cable Co., Ltd., Kawasaki                                            2,293,000            3,866,976
          Showa Highpolymer Co., Ltd.                                                                  449,000            1,361,914
          Showa Sangyo Co., Ltd.                                                                       146,000              384,459
          Showa Tansan Co., Ltd.                                                                       172,000              609,281
     *    Silver Ox, Inc.                                                                              170,000              379,374
     #    Simree Co., Ltd.                                                                              96,200              581,339
          Sinanen Co., Ltd.                                                                            769,000            4,183,679
          Sintokogio, Ltd., Nagoya                                                                     349,000            3,986,929
          Snow Brand Seed Co., Ltd.                                                                    127,000              603,479
          SNT Corp.                                                                                    303,700            1,755,876
          Soda Nikka Co., Ltd.                                                                         218,000              958,125
   * #    Sofmap Co., Ltd.                                                                              99,800              407,862
          Software Research Associates, Inc.                                                            15,500              239,115
          Sokkisha Co., Ltd.                                                                            90,000              346,384
          Somar Corp.                                                                                  160,000            1,014,230
          Sonton Food Industry Co., Ltd.                                                                96,000            1,003,583
          Sotoh Co., Ltd.                                                                               26,000              380,500
     #    Space Co., Ltd.                                                                               31,440              443,673
          Starzen Corp.                                                                                122,000              370,987
          Subaru Enterprise Co., Ltd.                                                                  202,000              706,621
          Sugimoto & Co., Ltd.                                                                          66,400              953,664
          Suminoe Textile Co., Ltd.                                                                    612,000            1,800,340
          Sumitomo Densetsu Co., Ltd.                                                                  310,500            1,228,182
          Sumitomo Osaka Cement Co., Ltd.                                                              845,000            2,282,189
          Sumitomo Pipe & Tube Co., Ltd.                                                               302,000            1,949,215
     #    Sumitomo Precision Products Co., Ltd., Amagasaki City                                        354,000            2,288,263
          Sumitomo Seika Chemicals Co., Ltd.                                                            10,000               41,765
          Sumitomo Warehouse Co., Ltd.                                                                 846,000            6,253,219
          Sun Wave Corp.                                                                               457,000            1,473,915
          SunTelephone Co., Ltd.                                                                       334,000            2,749,653
     *    Suzutan Co., Ltd.                                                                             11,200               66,169
     *    SXL Corp.                                                                                    626,000            1,122,637
          Tabai Espec Corp.                                                                             22,000              320,983
          Tachibana Eletech Co., Ltd.                                                                   20,000              211,678
          Tachikawa Corp.                                                                              157,300            1,154,894
          Tachi-S Co., Ltd.                                                                            212,210            2,097,229
          Tadano, Ltd.                                                                                 281,000            2,064,032
          Taihei Dengyo Kaisha, Ltd.                                                                   420,000            3,181,614
   * #    Taiheiyo Kouhatsu, Inc.                                                                      320,000              562,026
          Taiho Kogyo Co., Ltd.                                                                        240,100            2,717,323
          Taikisha, Ltd.                                                                               153,000            2,413,155
          Taisei Rotec Corp.                                                                           882,000            2,004,537
          Takada Kiko Co., Ltd.                                                                        179,000              938,659
          Takagi Securities Co., Ltd.                                                                  458,000            2,240,319
          Takano Co., Ltd.                                                                              13,900              267,786
          Takaoka Electric Manufacturing Co., Ltd., Tokyo                                              117,000              275,858
          Takara Standard Co., Ltd.                                                                    519,000            3,111,799
          Takasago Thermal Engineering Co., Ltd.                                                     1,030,000            7,831,174
          Takigami Steel Construction Co., Ltd.                                                        199,000            1,310,631
     #    Takiron Co., Ltd.                                                                            596,000            2,223,120
          Takuma Co., Ltd.                                                                             284,000            2,106,756
          Tamura Corp.                                                                                 927,000            4,288,976
          Tanseisha Co., Ltd.                                                                           70,000              282,205
     #    Tasaki Shinju Co., Ltd.                                                                      371,000            1,562,644
          Tatsuta Electric Wire & Cable Co., Ltd.                                                      666,000            1,896,244
     #    Tayca Corp.                                                                                  351,000            1,234,908
   * #    Teac Corp.                                                                                   710,000            1,013,949
          Techno Ryowa, Ltd.                                                                           155,800            1,177,968
     #    Teikoku Hormone Manufacturing Co., Ltd.                                                      203,000            2,192,563
          Teikoku Tsushin Kogyo Co., Ltd.                                                              199,000            1,071,895
          Tekken Corp.                                                                               1,501,000            3,018,885
     #    Ten Allied Co., Ltd.                                                                         194,800              816,278
          Tenma Corp.                                                                                  322,900            5,813,977
          Teraoka Seisakusho Co., Ltd.                                                                 103,900              891,782

          Tetra Co., Ltd., Tokyo                                                                       116,000              411,648
          The Daito Bank, Ltd.                                                                          58,000              156,231
     #    The Nisshin Oillio Group, Ltd.                                                               296,000            1,896,604
          The San-in Godo Bank, Ltd.                                                                   347,000            3,211,041
     #    Tigers Polymer Corp.                                                                         182,000            1,148,173
   * #    Titan Kogyo Kabushiki Kaisha                                                                 196,000              464,978
     #    Toa Corp.                                                                                  2,517,000            5,188,755
     #    Toa Doro Kogyo Co., Ltd.                                                                     386,000            1,310,460
     *    Toabo Corp.                                                                                  134,000              195,378
          TOC Co., Ltd.                                                                                239,850            1,453,851
          Tochigi Bank, Ltd.                                                                         1,385,000           10,841,640
          Toda Corp.                                                                                   976,000            5,616,217
     #    Toda Kogyo Corp.                                                                             437,000            1,728,619
          Todentu Corp.                                                                                274,000              981,359
          Toenec Corp.                                                                               1,057,000            4,517,113
          Toho Bank, Ltd.                                                                              307,000            1,578,512
     #    Toho Real Estate Co., Ltd.                                                                   461,000            3,912,044
          Toho Zinc Co., Ltd.                                                                          111,000              508,784
          Tohoku Bank, Ltd.                                                                             76,000              220,887
   * #    Tohoku Misawa Homes Co., Ltd.                                                                127,900              628,108
     #    Tohoku Pioneer Corp.                                                                         193,300            2,512,612
          Tohoku Telecommunications Construction Co., Ltd.                                              55,000              421,535
     *    Tohto Suisan Co., Ltd.                                                                       117,000              304,179
     *    Tokai Kanko Co., Ltd.                                                                        141,000               81,732
          Tokai Konetsu Kogyo Co., Ltd.                                                                 29,000              117,395
     *    Tokai Lease Co., Ltd.                                                                        225,000              588,041
          Tokai Senko KK, Nagoya                                                                       133,000              277,558
          Tokai Tokyo Securities Co., Ltd.                                                             436,000            1,793,344
          Toko Electric Corp.                                                                          131,000              676,811
          Toko, Inc.                                                                                 1,255,000            4,235,215
          Tokushima Bank, Ltd.                                                                          62,000              581,511
     #    Tokushu Paper Manufacturing Co., Ltd.                                                        471,000            2,646,664
          Tokyo Biso Kogyo Corp.                                                                        46,000              535,826
          Tokyo Denpa Co., Ltd.                                                                          3,500               45,718
          Tokyo Dome Corp.                                                                           1,006,000            5,202,892
          Tokyo Energy & Systems, Inc.                                                                 325,000            2,688,025
     #    Tokyo Rope Manufacturing Co., Ltd.                                                         2,188,000            5,313,189
          Tokyo Sangyo Co., Ltd.                                                                       267,000            1,044,219
          Tokyo Soir Co., Ltd.                                                                         183,000              830,578
          Tokyo Style Co., Ltd.                                                                         30,000              368,942
     #    Tokyu Recreation Corp.                                                                       213,000            1,206,509
          Tokyu Store Chain Corp.                                                                      256,000            1,127,084
          Toli Corp.                                                                                   635,000            2,082,814
          Tomato Bank, Ltd.                                                                            688,000            1,931,537
     #    Tomoe Corp.                                                                                  169,000              734,191
          Tomoku Co., Ltd.                                                                             424,000            1,151,436
     #    Tonami Transportation Co., Ltd.                                                            1,095,000            3,199,921
          Topre Corp.                                                                                  110,000              989,656
          Torigoe Co., Ltd.                                                                             78,000              715,904
     #    Torishima Pump Manufacturing Co., Ltd., Osaka                                                229,000            1,694,048
          Toshiba Plant Kensetsu Co., Ltd.                                                             705,000            3,840,686
          Tosho Printing Co., Ltd.                                                                     478,000            2,078,850
          Totenko Co., Ltd.                                                                            210,000              604,697
          Totetsu Kogyo Co., Ltd.                                                                      293,000            1,523,502
   * #    Totoku Electric Co., Ltd., Tokyo                                                             199,000              399,165
     #    Tottori Bank, Ltd.                                                                            95,000              307,890
     #    Towa Corp.                                                                                   140,100              798,728
   * #    Towa Real Estate Development Co., Ltd.                                                       123,500              609,605
          Toyo Bussan Co., Ltd.                                                                        138,900            1,421,846
          Toyo Ink Manufacturing Co., Ltd.                                                             221,000              943,712
   * #    Toyo Kanetsu KK                                                                              364,000              841,701
     #    Toyo Kohan Co., Ltd.                                                                       1,639,000            5,766,173
     #    Toyo Wharf & Warehouse Co., Ltd.                                                             573,000            1,375,348
          Toyoda Machine Works, Ltd.                                                                   117,000            1,549,651
          Tsubakimoto Kogyo Co., Ltd.                                                                   15,000               51,890
     #    Tsudakoma Corp.                                                                              664,000            1,556,552
          Tsukamoto Co., Ltd.                                                                           49,000              103,278
     #    Tsukishima Kikai Co., Ltd.                                                                   343,000            2,948,293
          Tsurumi Manufacturing Co., Ltd.                                                              215,000            2,232,399
     #    Tsutsumi Jewelry Co., Ltd.                                                                    87,400            3,059,751

          Tsutsunaka Plastic Industry Co., Ltd.                                                        391,958            1,632,221
          Tsuzuki Denki Co., Ltd.                                                                      201,000              897,241
     #    Tsuzuki Densan Co., Ltd.                                                                      75,700              483,886
          TYK Corp.                                                                                    394,000            1,093,084
          U.Store Co., Ltd.                                                                            131,900            1,118,577
          Ube Material Industries, Ltd.                                                                198,000              606,024
          Uchida Yoko Co., Ltd.                                                                        611,000            3,924,652
          Ueki Corp.                                                                                   290,000              715,541
          UFJ NICOS Co., Ltd.                                                                          591,000            5,316,853
     #    U-Shin, Ltd.                                                                                 169,000            1,372,304
          Ve Data, Inc.                                                                                 34,000              106,086
          Vital-Net, Inc.                                                                              112,700              722,708
          Wakachiku Construction Co., Ltd.                                                           1,227,000            2,866,738
          Wakodo Co., Ltd.                                                                               5,200              140,629
   * #    Wondertable, Ltd.                                                                             78,000              161,803
     #    Wood One Co., Ltd.                                                                           113,000              653,911
     #    Yahagi Construction Co., Ltd.                                                                 41,000              238,577
          Yaizu Suisankagaku Industry Co., Ltd.                                                         17,400              173,957
          Yamagata Bank, Ltd.                                                                        1,299,000            7,380,328
          Yamaichi Electronics Co., Ltd.                                                                56,600              789,618
          Yamamura Glass Co., Ltd.                                                                   1,505,000            5,131,784
          Yamanashi Chuo Bank, Ltd.                                                                    361,000            2,678,904
          Yamatake Corp.                                                                               185,400            3,845,705
     #    Yamato Corp.                                                                                 182,000              748,609
          Yamato International, Inc.                                                                    72,000              542,573
          Yamato Kogyo Co., Ltd.                                                                        96,000            1,439,506
          Yamaura Corp.                                                                                127,500              412,390
          Yasuda Warehouse Co., Ltd.                                                                   163,700            1,432,050
          Yellow Hat, Ltd., Tokyo                                                                      254,200            2,630,994
     #    Yodogawa Steel Works, Ltd.                                                                   869,000            5,061,891
     #    Yokogawa Bridge Corp.                                                                        361,000            2,100,871
          Yokohama Reito Co., Ltd.                                                                     493,000            3,882,779
          Yondenko Corp.                                                                               283,650            1,662,824
          Yonex Co., Ltd.                                                                              149,000            1,502,606
          Yorozu Corp.                                                                                  54,200              544,229
          Yuasa Funashoku Co., Ltd.                                                                    449,000            1,270,005
          Yuken Kogyo Co., Ltd.                                                                         55,000              162,584
          Yuki Gosei Kogyo Co., Ltd.                                                                   156,000              617,280
          Yuraku Real Estate Co., Ltd.                                                                 351,000            2,251,556
          Yurtec Corp.                                                                                 850,000            4,894,650
                                                                                                                 ------------------
TOTAL -- JAPAN                                                                                                        1,269,426,865
                                                                                                                 ------------------
UNITED KINGDOM -- (20.8%)
COMMON STOCKS -- (20.8%)
          4imprint P.L.C.                                                                              213,574            1,037,803
          600 Group P.L.C.                                                                             747,940              617,487
          Abacus Group P.L.C.                                                                           89,237              168,397
          Abbeycrest P.L.C.                                                                            114,547               50,514
          Aberdeen Asset Management P.L.C.                                                           1,811,232            3,852,601
          Acal P.L.C.                                                                                  258,896            1,103,579
          AGA Food Service Group P.L.C.                                                              2,647,982           13,351,709
     *    Airflow Streamlines P.L.C.                                                                    19,305               19,530
          Alexandra P.L.C.                                                                             367,336              950,680
          Alexon Group P.L.C.                                                                           61,681              224,468
          Alphameric P.L.C.                                                                          1,136,368            1,717,973
          Alumasc Group P.L.C.                                                                         510,694            1,366,067
     *    Amberley Group P.L.C.                                                                         71,000               14,427
          Anglo Eastern Plantations P.L.C.                                                             238,315              884,314
          Anglo Pacific Group P.L.C.                                                                   726,638            1,640,641
     *    Anite Group P.L.C.                                                                           656,160              681,398
     *    API Group P.L.C.                                                                             512,557            1,074,932
     *    Applied Optical Technologies P.L.C.                                                          571,366              392,758
     *    ARC International P.L.C.                                                                   1,738,849              855,837
          Arena Leisure P.L.C.                                                                         645,000              442,106
     *    Argonaut Games P.L.C.                                                                        493,000               26,643
          Armour Group P.L.C.                                                                          225,000              222,645
          Arriva P.L.C.                                                                                112,920            1,116,589
     *    Ashtead Group P.L.C.                                                                       2,183,506            6,361,283
     *    Aston Villa P.L.C.                                                                            15,100              119,502

          Atrium Underwriting P.L.C.                                                                   501,881            1,772,045
     *    Austin Reed Group P.L.C.                                                                     240,219              373,991
          Autologic Holdings P.L.C.                                                                    455,119              881,209
          Avesco P.L.C.                                                                                 56,789               91,691
          Avon Rubber P.L.C.                                                                           308,386              914,973
          Baggeridge Brick P.L.C.                                                                      349,384              895,969
     *    Baltimore Technologies P.L.C.                                                                  2,814               83,860
          Beale P.L.C.                                                                                  96,298              108,815
     *    Bede P.L.C.                                                                                  283,000               62,697
          Bellway P.L.C.                                                                             1,861,474           33,061,826
     *    Berkeley Technology, Ltd.                                                                    222,520               25,715
     *    Biocompatibles International P.L.C.                                                          358,869            1,468,858
          Bizspace P.L.C.                                                                               34,782               39,531
          Black Arrow Group P.L.C.                                                                      35,000               52,836
          Blacks Leisure Group P.L.C.                                                                    5,018               37,480
          Body Shop International P.L.C.                                                                 4,923               21,669
          Bodycote International P.L.C.                                                              5,895,654           22,306,882
          Boot (Henry) P.L.C.                                                                          193,426            2,001,238
          Bovis Homes Group P.L.C.                                                                   1,957,610           24,513,006
          Brammer P.L.C.                                                                               242,432              920,415
          Brewin Dolphin Holdings P.L.C.                                                               272,000              692,566
          Bristol Water Group P.L.C.                                                                   113,975            1,713,276
          Brit Insurance Holdings P.L.C.                                                             7,012,024           10,267,005
          British Polythene Industries P.L.C.                                                          309,592            2,332,416
          British Steam Specialties Group P.L.C.                                                       332,812            1,599,749
          Brixton P.L.C.                                                                             2,762,821           19,255,830
          Brown (N) Group P.L.C.                                                                     3,663,153           10,943,832
     *    BTG P.L.C.                                                                                   239,400              919,341
          Caffyns P.L.C.                                                                                21,866              305,934
     *    Cambridge Antibody Technology Group P.L.C.                                                   122,700            1,437,475
     *    Camellia P.L.C.                                                                                2,531              283,439
     *    Cape P.L.C.                                                                                  237,482              480,074
          Capital & Regional P.L.C.                                                                  1,412,913           20,316,312
     *    Carbo P.L.C.                                                                                  34,200                3,253
          Carclo P.L.C.                                                                                665,334              807,011
          Carr's Milling Industries P.L.C.                                                              81,009              764,678
          Castings P.L.C.                                                                              354,985            1,479,855
          Chapelthorpe P.L.C.                                                                        1,609,847              432,834
          Character Group P.L.C.                                                                        50,000               42,120
     *    Chorion P.L.C.                                                                                 2,920               15,702
          Churchill China P.L.C.                                                                        53,181              166,543
     *    City of London Group P.L.C.                                                                   34,000               34,508
          Clinton Cards P.L.C.                                                                       1,152,418            1,247,094
     *    CLS Holdings P.L.C.                                                                        1,025,522            8,648,670
          Colefax Group P.L.C.                                                                          96,000              188,036
   * #    Colt Telecom Group P.L.C.                                                                  9,540,837            9,509,800
          Communisis P.L.C.                                                                          1,726,024            2,601,645
          Compel Group P.L.C.                                                                          243,539              370,262
          Computacenter P.L.C.                                                                       1,064,085            4,821,438
     *    Cookson Group P.L.C.                                                                       1,467,270            9,694,380
          Coral Products P.L.C.                                                                        102,000               34,126
     *    Corporate Services Group P.L.C.                                                            1,423,456              191,845
          Cosalt P.L.C.                                                                                124,168              520,129
     *    Cradley Group Holdings P.L.C.                                                                 38,466                4,989
     *    Creightons P.L.C.                                                                            250,000               11,650
          Crest Nicholson P.L.C.                                                                     1,299,693            9,926,323
          Cropper (James) P.L.C.                                                                        38,601              127,596
          Daejan Holdings P.L.C.                                                                       137,703            8,489,379
     *    Dana Petroleum P.L.C.                                                                        448,349            7,156,272
          Dart Group P.L.C.                                                                            229,376            1,284,685
          Davis Service Group P.L.C.                                                                   340,959            2,681,391
     *    Dawson International P.L.C.                                                                  502,194               77,160
          De Vere Group P.L.C.                                                                       1,217,742           13,954,094
          Delta P.L.C.                                                                               1,818,725            3,449,140
          Deltron Electronics P.L.C.                                                                   397,621              459,391
          Derwent Valley Holdings P.L.C.                                                             1,077,248           25,853,651
          Development Securities P.L.C.                                                                509,351            4,131,090
     *    Dimension Data Holdings P.L.C.                                                             2,992,147            1,901,929
          Diploma P.L.C.                                                                                70,000              841,520
     *    Dowding & Mills P.L.C.                                                                       862,770              255,500
          DRS Data & Research Services P.L.C.                                                           51,000               30,735

          DS Smith P.L.C.                                                                            7,255,579           18,845,183
          DTZ Holdings P.L.C.                                                                          113,023              808,494
          Dyson Group P.L.C.                                                                           150,000              679,584
     *    Easyjet P.L.C.                                                                             2,217,691           12,590,957
     *    Easynet Group P.L.C.                                                                          71,000              212,359
          Eleco P.L.C.                                                                                  68,900               57,593
          Electronic Data Processing P.L.C.                                                            271,803              331,566
          Elementis P.L.C.                                                                           5,287,746            6,400,829
     *    Emerald Energy P.L.C.                                                                         74,090              222,020
     *    Emess P.L.C.                                                                               2,282,539              306,292
          Ennstone P.L.C.                                                                            2,358,022            1,585,213
     *    Enodis P.L.C.                                                                                718,000            1,556,872
     *    Entertainment Rights P.L.C.                                                                2,797,560            1,574,951
          Erinaceous Group P.L.C.                                                                      371,424            2,017,398
     *    Eurodis Electron P.L.C.                                                                    2,531,550               45,968
     *    European Colour P.L.C.                                                                       185,000               50,506
          European Motor Holdings P.L.C.                                                               271,675            1,375,701
          Fenner P.L.C.                                                                                272,000              753,258
     *    Ferguson International Holdings P.L.C.                                                        88,836               36,871
          Ferraris Group P.L.C.                                                                        556,007              963,203
     *    Fibernet Group P.L.C.                                                                        652,597              820,766
     *    FII Group P.L.C.                                                                             104,900               12,245
          Filtronic P.L.C.                                                                             699,667            3,214,691
     *    Financial Objects P.L.C.                                                                     139,000               95,060
          First Technology P.L.C.                                                                      737,017            2,371,748
          Fisher (James) & Sons P.L.C.                                                                 255,000            1,686,161
          FKI P.L.C.                                                                                   550,000            1,073,551
     *    Fortress Holdings P.L.C.                                                                     200,000                9,511
          Freeport P.L.C.                                                                              463,855            3,617,278
          Fuller, Smith & Turner P.L.C. Series A                                                       119,947            1,960,805
          Fulmar P.L.C.                                                                                130,537              212,101
          Future Network P.L.C.                                                                        669,770              680,621
          Galliford Try P.L.C.                                                                         646,740              981,563
          Game Group P.L.C.                                                                          2,741,194            3,494,219
     *    Garton Engineering P.L.C.                                                                      6,000                    0
     *    Gaskell P.L.C.                                                                                40,000                1,729
          GB Group P.L.C.                                                                              707,131              431,625
     *    Genetix Group P.L.C.                                                                          50,000               47,841
     *    Georgica P.L.C.                                                                              124,719              198,141
          Get Group P.L.C.                                                                              80,824              180,567
     *    Gladstone P.L.C.                                                                             158,000               49,207
          Gleeson (M.J.) Group P.L.C.                                                                  501,687            2,663,187
     *    Global Natural Energy P.L.C.                                                                  60,517              126,774
          Goodwin P.L.C.                                                                                 5,000               53,619
          Great Portland Estates P.L.C.                                                              3,192,821           21,984,406
          Greene King P.L.C.                                                                         2,436,932           29,229,031
     *    Greenwich Resources P.L.C.                                                                   312,000               14,298
          Guiness Peat Group P.L.C.                                                                    634,967              917,071
     *    Gyrus Group P.L.C.                                                                           851,382            5,306,979
          Halstead (James) Group P.L.C.                                                                 79,267              950,991
     *    Hampson Industries P.L.C.                                                                    481,250              216,124
     *    Hampton Trust P.L.C.                                                                         200,491                4,767
          Hardy Underwriting Group P.L.C.                                                              280,287            1,017,849
          Hardys & Hansons P.L.C.                                                                      254,444            3,050,426
     *    Harvey Nash Group P.L.C.                                                                     250,000              193,877
     *    Hawtin P.L.C.                                                                                150,000               32,347
          Haynes Publishing Group P.L.C.                                                                25,591              158,858
          Helical Bar P.L.C.                                                                           677,015            3,661,117
     *    Henderson Group P.L.C.                                                                    18,519,470           20,344,034
     *    Heywood Williams Group P.L.C.                                                                890,102            1,673,322
     *    Highbury House Communications P.L.C.                                                       2,726,216               47,756
          Highway Insurance Holdings P.L.C.                                                          1,815,945            2,134,276
          Hill & Smith Holdings P.L.C.                                                                  74,890              292,428
          Hiscox P.L.C.                                                                              7,802,632           29,086,939
          Hitachi Capital (UK) P.L.C.                                                                  150,432              553,762
     *    Homestyle Group P.L.C.                                                                       431,208              666,732
          House of Fraser P.L.C.                                                                     2,719,938            5,453,335
          Hunting P.L.C.                                                                               805,904            4,277,601
          Huntsworth P.L.C.                                                                            742,052            1,080,843
          IFX Group P.L.C.                                                                             342,248              727,703
     *    Intec Telecom Systems P.L.C.                                                                 591,855              603,741

          Intelek P.L.C.                                                                               555,250              135,430
          Intserve P.L.C.                                                                              145,032              848,304
          Inveresk P.L.C.                                                                              756,409              224,040
          ISIS Asset Management P.L.C.                                                                 418,559            1,415,476
          JJB Sports P.L.C.                                                                          2,969,536            8,837,907
          JKX Oil and Gas P.L.C.                                                                       581,306            2,146,516
          John David Group P.L.C.                                                                       45,672              196,777
          Johnson Service Group P.L.C.                                                                  37,000              264,430
     *    Kalamazoo Computer Group P.L.C.                                                               12,200                    0
     *    KBC Advanced Technologies P.L.C.                                                             574,472              450,494
     *    Kewill Systems P.L.C.                                                                         60,000               75,740
          Kiln P.L.C.                                                                                2,016,867            3,280,937
          Kingston Communications P.L.C.                                                             3,184,965            3,674,871
          Laird Group P.L.C.                                                                           216,800            1,499,706
          Lambert Howarth Group P.L.C.                                                                 184,286              676,064
     *    Lamont Holdings P.L.C.                                                                       100,000                1,081
     *    Laura Ashley Holdings P.L.C.                                                                 936,982              214,854
     *    Lavendon Group P.L.C.                                                                        541,554            1,875,354
     *    Leeds Group P.L.C.                                                                           241,639               72,640
          Litho Supplies P.L.C.                                                                        113,000              115,576
          London Merchant Securities P.L.C.                                                          6,208,682           25,172,548
          Lookers P.L.C.                                                                               268,975            2,098,429
          Low & Bonar P.L.C.                                                                         1,126,664            2,413,512
          Luminar P.L.C.                                                                             1,524,712           12,970,832
          Lupus Capital P.L.C.                                                                       1,125,000              221,727
          Macfarlane Group P.L.C.                                                                    1,320,543              778,154
          Macro 4 P.L.C.                                                                                44,820              210,830
          Mallett P.L.C.                                                                               104,602              442,452
          Management Consulting Group P.L.C.                                                         1,273,000            1,047,190
          Manganese Bronze Holdings P.L.C.                                                             140,424              393,070
     *    Marylebone Warwick Balfour Group P.L.C.                                                      933,366            2,458,163
     *    Mayflower Corp. P.L.C.                                                                     1,809,000                    0
          McAlpine (Alfred) P.L.C.                                                                   1,685,561           11,028,615
          McCarthy & Stone P.L.C.                                                                    1,296,922           14,118,138
          McKay Securities P.L.C.                                                                      385,887            2,050,307
     *    Medical Solutions P.L.C.                                                                      67,777                9,583
     *    Medisys P.L.C.                                                                               800,000               36,050
          Metalrax Group P.L.C.                                                                        353,301              453,524
          MFI Furniture Group P.L.C.                                                                 8,429,924           10,900,395
          Mice Group P.L.C.                                                                            899,953              424,935
     *    Microgen P.L.C.                                                                            1,155,713            1,687,052
     *    Mid-States P.L.C.                                                                             50,000               12,970
          Millennium and Copthorne Hotels P.L.C.                                                     1,002,212            6,515,154
          Minerva P.L.C.                                                                             2,690,012           11,953,525
     *    Molins P.L.C.                                                                                132,466              301,325
     *    Montpellier Group P.L.C.                                                                      14,000                8,770
     *    Morgan Crucible Company P.L.C.                                                             1,758,048            6,960,462
          Morse P.L.C.                                                                                 101,664              166,979
          Moss Brothers Group P.L.C.                                                                   494,059              690,984
          Mothercare P.L.C.                                                                            699,969            4,328,829
          Mowlem (John) & Co. P.L.C.                                                                 1,865,076            6,129,431
          MS International P.L.C.                                                                      119,401              319,244
          MSB International P.L.C.                                                                     173,435              130,878
          MTL Instruments Group P.L.C.                                                                 114,675              726,591
          Mucklow (A & J) Group P.L.C.                                                                 444,419            3,329,430
     *    Mytravel Group P.L.C.                                                                        111,200              343,088
     *    nCipher P.L.C.                                                                               277,203              954,842
          Nestor Healthcare Group P.L.C.                                                               953,519            2,134,536
     *    Nettec P.L.C.                                                                                220,000                6,674
          New Avesco P.L.C.                                                                             56,789               89,834
     *    Noble Investments (UK) P.L.C.                                                                    300                  426
          Nord Anglia Education P.L.C.                                                                 417,530              877,893
          Northamber P.L.C.                                                                            152,685              230,516
     *    NSB Retail P.L.C.                                                                          1,895,000            1,152,866
     *    NXT P.L.C.                                                                                    48,000               41,653
          Owen (H.R.) P.L.C.                                                                           117,528              294,688
          Oxford Instruments P.L.C.                                                                    463,280            1,934,704
     *    Pace Micro Technology P.L.C.                                                                 616,176              590,755
          Panther Securities P.L.C.                                                                     45,000              251,776
     *    Parity Group P.L.C.                                                                          420,000               30,709
     *    Partridge Fine Arts P.L.C.                                                                    33,000               24,825

          Pendragon P.L.C.                                                                             237,500            1,981,905
     *    Penna Consulting P.L.C.                                                                      186,128              339,969
     *    Pharmagene P.L.C.                                                                            387,527              113,822
     *    Pilkingtons Tiles Group P.L.C.                                                               170,000                8,742
     *    Pittards P.L.C.                                                                               39,000                7,082
          Portmeirion Group P.L.C.                                                                      56,335              185,386
          Porvair P.L.C.                                                                               445,585              934,712
     *    Premier Oil P.L.C.                                                                           396,934            5,103,839
     *    Pressac P.L.C.                                                                               429,000                5,564
          Primary Health Properties P.L.C.                                                             193,245            1,241,448
     *    Probus Estates P.L.C.                                                                        416,666                1,081
     *    Provalis P.L.C.                                                                            2,427,440               84,871
          Psion P.L.C.                                                                               1,381,400            3,826,872
     *    QA P.L.C.                                                                                     80,000                1,189
     *    Quays Group P.L.C.                                                                            71,000                7,367
          Quintain Estates & Development P.L.C.                                                        466,096            4,760,499
     *    Radamec Group P.L.C.                                                                          71,000                    0
          Ransom (William) & Son P.L.C.                                                                115,000               89,394
          Raven Mount P.L.C.                                                                           125,337              175,172
          Redrow P.L.C.                                                                              1,983,269           16,648,337
     *    Redstone P.L.C.                                                                            3,694,516              345,986
          Reg Vardy P.L.C.                                                                             592,760            8,130,476
     *    Regent Inns P.L.C.                                                                         1,144,151            1,881,599
          Renold P.L.C.                                                                                719,872              767,621
          Resolution P.L.C.                                                                          1,034,026           11,517,337
          Ricardo P.L.C.                                                                               228,464            1,128,168
          Rowe Evans Investments P.L.C.                                                                 95,900              361,043
          Roxboro Group P.L.C.                                                                          60,000              257,853
          RPC Group P.L.C.                                                                             528,723            2,238,624
          Rugby Estates P.L.C.                                                                          78,667              500,530
          Rutland Trust P.L.C.                                                                         182,210              184,375
          S & U P.L.C.                                                                                   7,000               65,349
     *    Safeland P.L.C.                                                                              100,000              141,186
     #    Sanctuary Group P.L.C.                                                                     3,426,401              228,473
          Savills P.L.C.                                                                                90,000            1,411,613
          Scapa Group P.L.C.                                                                         1,417,496              486,313
     *    SDL P.L.C.                                                                                   166,480              517,663
     *    Secure Ventures (No. 1) P.L.C.                                                               250,000                    0
     *    Secure Ventures (No. 2) P.L.C.                                                               250,000               10,268
     *    Secure Ventures (No. 3) P.L.C.                                                               250,000                    0
     *    Secure Ventures (No. 4) P.L.C.                                                               250,000                9,187
     *    Secure Ventures (No. 5) P.L.C.                                                               250,000                9,187
     *    Secure Ventures (No. 6) P.L.C.                                                               250,000                    0
     *    Secure Ventures (No. 7) P.L.C.                                                               250,000                    0
          Senior P.L.C.                                                                              3,077,419            2,825,052
     *    SFI Holdings, Ltd. Series A                                                                   79,000               42,352
          Shaftesbury P.L.C.                                                                         2,694,264           18,578,527
     *    Simon Group P.L.C.                                                                         1,252,058            1,111,019
          Sinclair (William) Holdings P.L.C.                                                            81,940               73,122
          Sirdar P.L.C.                                                                                280,105              158,727
          Smart (J.) & Co. (Contractors) P.L.C.                                                         18,263              221,082
          Smith (James) Estates P.L.C.                                                                 104,132              833,471
          Smith (WH) P.L.C.                                                                            259,297            1,749,653
     *    Soco International P.L.C.                                                                      5,000               64,001
          Somerfield P.L.C.                                                                          1,959,426            6,611,704
          Speedy Hire P.L.C.                                                                            15,000              198,106
     *    Spirent P.L.C.                                                                             1,619,709            1,343,784
          Spring Group P.L.C.                                                                          361,752              373,776
          St. Ives P.L.C.                                                                            1,348,068            6,910,630
          St. Modwen Properties P.L.C.                                                                 214,000            1,676,220
          Stanley (Charles) Group P.L.C.                                                               150,000              794,682
          Stanley Leisure P.L.C.                                                                     1,158,918           13,212,814
     *    Sterling Publishing Group P.L.C.                                                             300,000               41,055
          Stylo P.L.C.                                                                                   5,293                6,360
          Swallowfield P.L.C.                                                                           60,849               78,479
     *    Tadpole Technology P.L.C.                                                                    296,000               16,145
     *    Tandem Group P.L.C.                                                                          472,000                    0
          TDG P.L.C.                                                                                 1,094,703            4,572,753
          Telemetrix P.L.C.                                                                            143,000              164,882
     *    Telspec P.L.C.                                                                               205,000               47,729
     *    Terence Chapman Group P.L.C.                                                                  62,500                  343

          Tex Holdings P.L.C.                                                                           11,000               19,922
          The Cardiff Property P.L.C.                                                                    4,000               65,206
     *    The Innovation Group P.L.C.                                                                  639,000              303,423
     *    The Television Corp. P.L.C.                                                                  202,247              231,210
          Thorpe (F.W.) P.L.C.                                                                          19,149              104,289
     *    Thus Group P.L.C.                                                                         16,926,794            4,602,994
     *    Tinsley (Eliza) Group P.L.C.                                                                 145,967               37,972
          Titon Holdings P.L.C.                                                                         36,110               74,661
     *    Torotrak P.L.C.                                                                               42,000               37,962
     *    Tottenham Hotspur P.L.C.                                                                     146,000              132,776
          Town Centre Securities P.L.C.                                                                433,274            3,035,927
          Trace Computers P.L.C.                                                                        33,014               54,799
     *    Trafficmaster P.L.C.                                                                         300,000              153,036
          Treatt P.L.C.                                                                                 38,663              169,237
          Trifast P.L.C.                                                                               458,045              424,841
          TT Electronics P.L.C.                                                                      1,733,532            4,239,428
          U.K. Coal P.L.C.                                                                             924,530            2,198,263
          UCM Group P.L.C.                                                                             186,000              161,023
          Ultraframe P.L.C.                                                                            160,022               90,876
          Umeco P.L.C.                                                                                  96,782              780,497
          Uniq P.L.C.                                                                                1,167,668            2,261,586
          Unite Group P.L.C.                                                                         2,059,872           12,596,454
     *    Universal Salvage P.L.C.                                                                     209,473              428,298
          Vega Group P.L.C.                                                                             14,000               46,029
     *    Vernalis P.L.C.                                                                              132,072              145,018
          Victoria P.L.C.                                                                               52,231              166,691
          Vislink P.L.C.                                                                               816,969              601,203
     *    Volex Group P.L.C.                                                                           246,843              452,537
          VP P.L.C.                                                                                    315,426            1,218,474
     *    VTR P.L.C.                                                                                    13,000                5,359
          Wagon P.L.C.                                                                                 634,278            1,937,617
          Warner Estate Holdings P.L.C.                                                                402,403            4,940,710
     *    Waterdorm P.L.C.                                                                              70,000                    0
          Waterman P.L.C.                                                                              343,838              835,501
     *    Wellington Underwriting P.L.C.                                                             3,322,916            5,431,645
          Wembley P.L.C.                                                                               277,102            2,669,187
          Westbury P.L.C.                                                                            2,472,091           23,413,452
          Wetherspoon (J.D.) P.L.C.                                                                  2,238,482           12,530,884
          Whitehead Mann Group P.L.C.                                                                   22,000               10,487
          Willliam Jacks P.L.C.                                                                         10,000               11,066
          Wilmington Group P.L.C.                                                                      422,000            1,410,963
     *    Wilshaw P.L.C.                                                                                28,000                4,413
          Wolverhampton & Dudley Breweries P.L.C.                                                    1,180,999           25,475,977
          Woolworths Group P.L.C.                                                                   11,067,763            6,929,385
          Workspace Group P.L.C.                                                                     3,299,297           16,762,023
          WSP Group P.L.C.                                                                             366,454            2,257,223
          Wyevale Garden Centres P.L.C.                                                                625,653            5,377,645
          Wyndeham Press Group P.L.C.                                                                  630,545            1,397,794
          XANSA P.L.C.                                                                                 759,231            1,085,987
          Young & Co's Brewery P.L.C. Class A                                                            8,950              358,309
          Zotefoams P.L.C.                                                                             196,330              278,096
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                     969,595,688
                                                                                                                 ------------------
RIGHTS/WARRANTS  -- (0.0%)
     *    Kiln P.L.C. Rights 12/16/05                                                                  864,371              100,899
     *    Letter of Entitlements - Audemars Piguet                                                      81,758                    0
     *    SFI Holdings, Ltd. Litigation Certificate                                                     79,000                    0
     *    Umeco P.L.C. Rights 12/09/05                                                                  43,014               87,404
     *    Vernalis P.L.C. Rights                                                                        41,272                    0
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                       188,303
                                                                                                                 ------------------
TOTAL -- UNITED KINGDOM                                                                                                 969,783,991
                                                                                                                 ------------------
AUSTRALIA  -- (6.1%)
COMMON STOCKS  -- (6.1%)
          A.P. Eagers, Ltd.                                                                             57,136              323,156
          AAV, Ltd.                                                                                     55,610               39,070
          ABB Grain, Ltd.                                                                              515,946            2,738,298
     *    Adacel Technologies, Ltd.                                                                    123,126               34,125

          Adelaide Brighton, Ltd.                                                                    7,912,846           11,964,814
          Adsteam Marine, Ltd.                                                                       4,484,601            6,349,548
          Adtrans Group, Ltd.                                                                          103,591              246,829
          Alesco Corp., Ltd.                                                                            87,290              621,132
     *    Altium, Ltd.                                                                                 279,609               44,043
          Amalgamated Holdings, Ltd.                                                                 1,387,497            4,610,359
          Amcom Telecommunications, Ltd.                                                             3,522,859              455,327
     *    Amrad Corp., Ltd.                                                                            638,574              230,447
          Ansell, Ltd.                                                                                 387,110            3,077,985
     #    APN News & Media, Ltd.                                                                       237,269              836,009
          Ariadne Australia, Ltd.                                                                      380,835              108,407
          Atlas Group Holding, Ltd.                                                                    149,253              127,398
     *    Atlas Pacific, Ltd.                                                                          113,450               18,859
          AuIron Energy, Ltd.                                                                          121,569              205,621
          Ausdrill, Ltd.                                                                               745,044              493,441
          Auspine, Ltd.                                                                                485,202            1,201,804
          Austal, Ltd.                                                                                 654,587            1,111,325
     *    Austar United Communications, Ltd.                                                         1,264,310            1,082,016
     #    Austereo Group, Ltd.                                                                       4,951,998            5,773,810
     #    Australand Property Group                                                                  5,834,990            8,737,546
     #    Australian Agricultural Co., Ltd.                                                          2,701,299            3,493,449
          Australian Pharmaceutical Industries, Ltd.                                                 1,868,169            4,453,938
     *    Australian Wealth Management, Ltd.                                                         2,070,654            2,038,265
          Auto Group, Ltd.                                                                              64,351               19,494
          AV Jennings Homes, Ltd.                                                                    1,716,206            1,547,237
          Avatar Industries, Ltd.                                                                      438,495              411,255
     *    Avexa, Ltd.                                                                                  319,287               68,521
          AWB, Ltd.                                                                                    348,129            1,456,295
          BayCorp Advantage, Ltd.                                                                    2,783,199            6,849,868
          Beach Petroleum, Ltd.                                                                      2,644,631            1,711,646
     #    Bendigo Bank, Ltd.                                                                           411,461            3,640,112
     *    Betcorp, Ltd.                                                                              1,508,119              391,431
   * #    Biota Holdings, Ltd.                                                                         136,051              174,231
          Boral, Ltd.                                                                                   25,088              151,327
     *    Bradken, Ltd.                                                                                379,844            1,144,504
          Brickworks, Ltd.                                                                             166,947            1,600,981
          Bridgestone Australia, Ltd.                                                                  297,702              658,442
     *    Broadcast Services Australia, Ltd.                                                         1,794,843              345,808
          Caltex Australia, Ltd.                                                                       402,300            6,259,374
          Candle Australia, Ltd.                                                                       357,910              665,869
   * #    Capral Aluminium, Ltd.                                                                     1,682,603            1,627,515
          Cellnet Telecommunications Group, Ltd.                                                       503,851              369,010
     #    Centennial Coal, Ltd.                                                                        316,816              933,149
          Central Equity, Ltd.                                                                         738,528            1,270,148
     *    Charters Towers Gold Mines, Ltd.                                                           1,176,939              100,302
          Chiquita Brands South Pacific, Ltd.                                                          707,089              351,121
          Circadian Technologies, Ltd.                                                                 144,361              116,812
     *    Climax Mining, Ltd.                                                                        1,958,909              304,677
   * #    Clough, Ltd.                                                                               4,444,357            1,281,496
          CMI, Ltd.                                                                                    213,362              216,083
     #    Coates Hire, Ltd.                                                                            331,407            1,261,953
          Coca-Cola Amatil, Ltd.                                                                       211,656            1,189,693
          Collection House, Ltd.                                                                     1,217,347            1,265,785
     #    Commander Communications, Ltd.                                                               509,954              765,472
     *    Coplex Resources NL                                                                          351,512               23,374
          Coventry Group, Ltd.                                                                         373,537            1,655,238
     *    CPI, Ltd.                                                                                    121,577               45,004
     #    Crane Group, Ltd.                                                                          1,103,562            7,946,441
     *    Croesus Mining NL                                                                          4,783,302            1,069,196
     #    Devine, Ltd.                                                                               1,313,319              660,305
     *    Dominion Mining, Ltd.                                                                        132,707               80,924
     #    Downer EDI, Ltd.                                                                           2,786,771           14,207,465
   * #    E.R.G., Ltd.                                                                               4,268,550              391,971
     *    Emporer Mines, Ltd.                                                                          189,033               62,563
          Energy Developments, Ltd.                                                                  1,388,853            4,063,792
          Energy Resources of Australia, Ltd. Series A                                                 200,366            1,953,449
     *    Energy World Corp., Ltd.                                                                     393,461                7,554
          Evans & Tate, Ltd.                                                                           704,120              140,667
          FKP, Ltd.                                                                                    431,408            1,495,487
          Forest Enterprises Australia, Ltd.                                                         3,472,677            1,382,765
          Futuris Corp., Ltd.                                                                       10,402,298           15,103,684

          Gale Pacific, Ltd.                                                                           242,984              304,909
          Gazal Corp., Ltd.                                                                             94,845              213,300
     #    Globe International, Ltd.                                                                  4,019,093              859,963
          Gowing Bros., Ltd.                                                                           168,139              331,439
     *    Gowing Retail, Ltd.                                                                            5,323                  256
     *    Gradipore, Ltd.                                                                               43,768               56,693
          Graincorp, Ltd. Series A                                                                     121,969              994,079
          Grand Hotel Group                                                                          2,458,090            1,669,347
          GRD, Ltd.                                                                                    554,912            1,068,509
     #    Great Southern Plantations, Ltd.                                                             394,448              919,270
          Green's Foods, Ltd.                                                                          307,348              128,318
          GUD Holdings, Ltd.                                                                            96,340              537,807
          GWA International, Ltd.                                                                    1,730,686            3,872,652
     *    Haoma Mining NL                                                                              440,554               17,903
     *    Henry Walker Eltin Group, Ltd.                                                             1,153,772                    0
          HGL, Ltd.                                                                                    439,519              609,546
          Home Building Society, Ltd.                                                                   41,993              388,544
     #    Housewares International, Ltd.                                                             1,193,729            1,460,407
     *    Hudson Investment Group, Ltd.                                                                297,500                5,715
   * #    Hutchison Telecommunications (Australia), Ltd.                                             6,074,332            1,230,894
          Iluka Resources, Ltd.                                                                      2,571,650           14,946,013
     *    Imdex, Ltd.                                                                                  202,532               44,803
          Incitec Pivot, Ltd.                                                                           93,075            1,100,860
     *    Intercard Wireless, Ltd.                                                                      62,379                2,074
     *    Intermoco, Ltd.                                                                            7,514,093              289,256
     *    International All Sports, Ltd.                                                                37,973               10,503
     #    IOOF Holdings, Ltd.                                                                          461,851            2,444,531
          IWL, Ltd.                                                                                     57,726              157,905
          Jones (David), Ltd.                                                                          805,650            1,434,727
          K&S Corp., Ltd.                                                                               94,030              237,184
     *    Keycorp, Ltd.                                                                                181,913              200,012
          Kingsgate Consolidated, Ltd.                                                                  49,975              153,513
          Kresta Holdings, Ltd.                                                                        513,341               81,765
          Lemarne Corp., Ltd.                                                                           38,606               69,677
          Lighting Corp., Ltd.                                                                         778,093              362,005
     *    Lynas Corp., Ltd.                                                                          1,580,323              174,944
     #    MacArthur Coal, Ltd.                                                                         634,488            2,496,934
          MacMahon Holdings, Ltd.                                                                    4,005,059            1,743,361
     *    Macquarie Telecom Group, Ltd.                                                                 30,330               24,650
          Magellan Petroleum Australia, Ltd.                                                            84,637               86,800
     *    Magnesium International, Ltd.                                                                 60,027               62,014
          MaxiTRANS Industries, Ltd.                                                                   182,891              108,152
     #    McGuigan Simeon Wines, Ltd.                                                                1,845,362            4,359,515
          McPherson's, Ltd.                                                                            461,185              834,802
   * #    Miller's Retail, Ltd.                                                                      1,778,400            1,546,946
          Minara Resources, Ltd.                                                                     3,524,466            4,731,061
          MYOB, Ltd.                                                                                 1,272,497            1,072,747
          Namoi Cotton Cooperative, Ltd.                                                               628,974              320,827
          National Can Industries, Ltd.                                                                 18,850               20,195
     *    Novera Energy, Ltd.                                                                          183,131              195,873
          Nufarm, Ltd.                                                                                 220,300            1,855,120
   * #    Oceana Gold, Ltd.                                                                          1,210,386              616,814
          Onesteel, Ltd.                                                                             1,125,339            2,969,094
     *    Orbital Engine Corp., Ltd.                                                                   165,000               12,155
          Pacific Brands, Ltd.                                                                       4,427,955            9,350,377
          Pacific Group, Ltd.                                                                        1,131,117            1,632,409
     *    Payce Consolidated, Ltd.                                                                     179,001              443,055
     *    People Telecom, Ltd.                                                                       1,067,550               86,729
     *    Perilya, Ltd.                                                                              1,508,967            1,061,067
   * #    Petsec Energy, Ltd.                                                                          153,726              189,900
     *    Plantcorp NL                                                                                  14,403                    0
          Plaspak Group, Ltd.                                                                          748,115              441,852
     *    PMP, Ltd.                                                                                    666,000              705,933
          Port Bouvard, Ltd.                                                                           802,363            1,333,505
     *    PowerTel, Ltd. Series B                                                                      498,908              449,486
          Pracom, Ltd.                                                                                 122,300                1,613
          Prime Television, Ltd.                                                                     1,043,256            2,780,643
     *    Primelife Corp., Ltd.                                                                        272,182              244,994
          Programmed Maintenance Service, Ltd.                                                         137,012              348,899
          Queensland Cotton Holdings, Ltd.                                                             229,310              625,714
     *    Reinsurance Australia Corp., Ltd.                                                          3,822,592            1,000,273

          Repcol, Ltd.                                                                               1,303,888              567,946
   * #    Resolute Mining, Ltd.                                                                      1,235,903            1,122,290
          Ridley Corp., Ltd.                                                                         3,074,451            3,254,380
   * #    Roc Oil Co., Ltd.                                                                          1,499,446            2,829,041
          Senetas Corp., Ltd.                                                                          206,798               98,145
          Servcorp, Ltd.                                                                                28,622               79,443
     #    Seven Network, Ltd.                                                                          705,659            4,254,637
     *    Silex System, Ltd.                                                                           197,100              305,150
     #    Smorgon Steel Group, Ltd.                                                                  6,552,886            7,066,100
          SMS Management & Technology, Ltd.                                                            643,462            1,042,421
     #    Southern Cross Broadcasting (Australia), Ltd.                                                528,204            5,122,074
     *    Southern Pacific Petroleum NL                                                                424,400                    0
          Spotless Group, Ltd.                                                                           5,871               20,871
     *    St. Barbara Mines, Ltd.                                                                      329,338               73,150
          Straits Resources, Ltd.                                                                      577,289            1,041,840
     *    Strathfield Group, Ltd.                                                                      165,666                5,112
     *    Tap Oil, Ltd.                                                                              2,182,952            4,348,584
     *    Tectonic Resources NL                                                                        268,861               33,720
     *    Television & Media Services, Ltd.                                                            240,000                7,277
     #    Ten Network Holdings, Ltd.                                                                   529,291            1,349,094
          Thakral Holdings Group                                                                     7,880,005            4,727,835
     #    Timbercorp, Ltd.                                                                           1,412,644            2,977,582
     *    Titan Resources, Ltd.                                                                      1,711,400               81,051
     *    Triako Resources, Ltd.                                                                        58,482               43,326
          Trust Company of Australia, Ltd.                                                              22,214              164,252
          United Group, Ltd.                                                                            92,878              775,739
          UXC, Ltd.                                                                                  1,387,501              931,698
          Villa World, Ltd.                                                                            980,647            1,023,372
          Village Roadshow, Ltd.                                                                     1,951,302            4,132,735
          Vision Systems, Ltd.                                                                       2,107,277            2,782,281
          Volante Group, Ltd.                                                                        1,189,357              714,809
     #    Wattyl, Ltd.                                                                               1,539,217            2,890,524
          Webster, Ltd.                                                                                380,585              210,487
          WHK Group, Ltd.                                                                               43,040              160,713
          Wide Bay Capricorn Building Society, Ltd.                                                     29,461              198,132
     *    Xanadu Wines, Ltd.                                                                           150,525                  556
          Yates, Ltd.                                                                                  144,138                5,595
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                     283,431,305
                                                                                                                 ------------------
PREFERRED STOCKS -- (0.0%)
          Village Roadshow, Ltd. Class A                                                             1,176,086            1,994,635
                                                                                                                 ------------------
RIGHTS/WARRANTS  -- (0.0%)
     *    Erg, Ltd. Rights 11/29/05                                                                  1,707,420                3,785
                                                                                                                 ------------------
TOTAL -- AUSTRALIA                                                                                                      285,429,725
                                                                                                                 ------------------
SWITZERLAND  -- (4.1%)
COMMON STOCKS  -- (4.1%)
          AFG Arbonia-Forster Holding AG                                                                10,550            2,758,802
          Allreal Holding AG                                                                            36,534            3,220,477
          Also Holding AG                                                                                  945              283,517
          Ascom Holding AG                                                                             160,800            2,198,149
          Baloise-Holding AG                                                                           316,202           16,825,888
          Bank Coop AG                                                                                  11,560              637,189
          Banque Cantonale de Geneve                                                                     8,520            1,236,385
          Banque Cantonale du Jura                                                                         800              230,908
          Banque Cantonale Vaudoise                                                                     16,398            4,403,325
          Batigroup Holding AG                                                                          89,275            1,407,045
     *    Berna Biotech AG                                                                             293,607            2,757,954
          Bobst Group SA                                                                               143,900            5,478,112
          Bossard Holding AG                                                                             5,450              332,687
     *    Bucher Industries AG                                                                          66,310            5,177,842
          Calida Holding AG                                                                                400              127,647
     *    Card Guard AG                                                                                 94,100              308,110
          Carlo Gavazzi Holding AG                                                                       5,561              692,417
          Charles Voegele Holding AG                                                                    94,443            6,871,497
          Compagnie vaudoise d'electricite                                                               1,900            1,800,291

     *    Converium Holding AG                                                                       2,307,873           22,139,764
          Conzzeta Holdings AG                                                                           3,340            4,320,100
     *    COS Computer Systems AG                                                                       27,144              648,964
     *    Crealogix Holding AG                                                                           1,401               78,786
          Daetwyler Holding AG, Atldorf                                                                  1,160            3,787,627
          Emmi AG                                                                                        3,371              289,435
          Escor Casino & Entertainment AG                                                                6,483              112,732
     #    Feintol International Holding AG                                                               4,290            1,090,324
     *    Fischer (Georg) AG, Schaffhausen                                                              22,887            7,364,731
     *    Flughafen Zuerich AG                                                                          49,800            8,199,121
     *    Forbo Holding AG, Eglisau                                                                     27,721            5,774,270
          Getaz Romang Holding SA                                                                        3,816            1,520,346
     *    Golay-Buchel Holding SA, Lausanne                                                                125              110,914
          Gurit-Heberlein AG                                                                             6,579            6,099,113
          Helvetia Patria Holding                                                                       37,804            7,214,988
     *    Hexagon AB Series B                                                                           17,500              459,738
          Industrieholding Cham AG, Cham                                                                10,307            3,051,017
     *    Intershop Holding AG                                                                           2,421              436,439
     *    Isotis SA                                                                                    648,598              896,526
          Jelmoli Holding AG                                                                             1,642            2,205,974
     *    Kardex AG, Zuerich                                                                            11,525              525,981
     *    Lem Holdings SA                                                                                7,520              570,033
          Metraux Services SA                                                                            2,702              431,791
     *    Mikron Holding AG, Biel                                                                        9,016              107,320
     *    Moevenpick-Holding, Zuerich                                                                    2,360              493,932
     *    Nextrom Holding SA                                                                               250                2,183
     *    PSP Swiss Property AG                                                                        407,993           17,382,753
          Schweizerhall Holding AG                                                                      21,242            1,908,731
     #    Schweizerische National Versicherungs Gesellschaft                                             8,375            4,071,400
     *    SEZ Holding AG                                                                                63,607            1,273,909
          Siegfried Holding AG                                                                          15,175            1,890,889
     *    Sihl                                                                                             750                1,711
     *    Sika Finanz AG, Baar                                                                             322              242,837
          St. Galler Kantonalbank                                                                        6,370            1,892,591
          Sulzer AG, Winterthur                                                                         16,040            7,718,067
          Swiss Prime Site AG                                                                          215,935            9,630,101
     *    Swisslog Holding AG                                                                          245,500              220,713
     *    Tornos Holding SA                                                                             16,000              135,924
     *    UMS Schweizerische Metallwerke Holding AG, Bern                                               16,814              176,544
   * #    Unaxis Holding AG                                                                             11,890            1,668,195
          Valiant Holding AG                                                                             9,989              869,620
          Valora Holding AG                                                                                100               18,104
          Vaudoise Assurances Holdings                                                                   9,980            1,034,274
     *    Von Roll Holding AG, Gerlafingen                                                              30,090               45,984
     *    Wmh Walter Meier Holding AG, Zuerich                                                          10,533              658,648
          Zehnder Holding AG                                                                                50               59,325
          Zschokke Holding SA, Geneve                                                                    3,624            2,303,969
          Zueblin Holding AG                                                                           286,509            2,255,017
                                                                                                                 ------------------
TOTAL -- SWITZERLAND                                                                                                    190,139,697
                                                                                                                 ------------------
GERMANY  -- (3.6%)
COMMON STOCKS  -- (3.6%)
     *    3U Telecom AG                                                                                473,539              484,868
     #    A.S. Creation Tapeton AG                                                                      10,721              345,864
     *    AAP Implantate AG                                                                             61,114              136,561
     *    Aareal Bank AG                                                                               287,387           10,823,634
     *    Acg AG Fuer Chipkarten und Informationssysteme                                                86,130               43,590
     *    AC-Service AG                                                                                 22,900              136,346
   * #    Adva AG Optical Networking                                                                    50,600              312,531
     *    Allbecon AG                                                                                    6,700               17,212
          Amadeus Fire AG                                                                               28,677              224,753
   * #    Analytik Jena AG                                                                              37,411              233,526
          Andreae-Noris Zahn AG, Anzag                                                                  31,491            1,279,828
     *    Articon Integralis AG                                                                         47,711              161,666
          Atoss Software AG                                                                             24,082              249,821
     *    Augusta Technologie AG                                                                         5,609               40,996
          Baader Wertpapier Handelsbank AG                                                             162,613            1,168,418
          Bechtle AG                                                                                    77,860            1,526,785
          Berliner Elektro Holding AG                                                                   90,242              923,213

          Beta Systems Software AG                                                                      20,850              242,386
     *    Bien-Haus AG                                                                                  16,900              219,299
          Bilfinger & Berger Bau AG                                                                    338,251           15,143,892
     *    Biolitec AG                                                                                   43,100              296,824
          Biotest AG                                                                                    50,643            1,431,690
     *    BMP AG                                                                                        12,980               34,837
   * #    Borussia Dortmund GMBH & Co. KGAA                                                            116,637              358,528
          Bremer Energiekonto AG                                                                        54,600              147,928
     *    Bremer Woll-Kaemmerei AG                                                                      25,291               56,707
     *    Broadnet Mediascape Communications AG                                                        146,327              554,828
     *    Brueder Mannesmann AG                                                                         20,600               47,007
     *    Caatoosee AG                                                                                  17,400               58,624
     *    CBB Holding AG                                                                               200,846               34,572
     *    Ce Consumer Electronic AG                                                                    142,093               63,660
          Cewe Color Holding AG                                                                         38,395            1,704,398
     *    Cinemaxx AG                                                                                    3,100                3,845
     *    CNV Vermoegensverwaltungs AG                                                                   2,500               15,481
     #    Comdirect Bank AG                                                                            497,939            4,400,468
          Computerlinks AG                                                                              10,900              146,127
     *    Concord Effekten AG                                                                            4,400               14,496
     *    Condomi AG                                                                                    19,900               23,252
     *    COR AG Insurance Technologies                                                                 12,700               48,149
   * #    Cybio AG                                                                                      13,320               67,091
   * #    D. Logistics AG                                                                              237,908              538,120
          DAB Bank AG                                                                                   61,779              482,494
     *    DAS Werk AG                                                                                   10,600                  500
          Data Modul AG                                                                                 16,013              172,726
   * #    DEAG Deutsche Entertainment AG                                                               154,898              487,849
          Deutsche Euroshop AG                                                                         168,045            8,909,434
   * #    Deutz AG                                                                                     130,266              566,418
          Dierig Holding AG                                                                              8,750               94,909
     *    Drillisch AG                                                                                  36,400              202,423
   * #    Duerr Beteiligungs AG                                                                         55,310            1,040,708
          DVB Bank AG                                                                                   11,529            2,190,841
          Dyckerhoff AG DM50                                                                            29,750            1,150,463
          Eckert and Ziegler Strahlen - und Medizintechnik AG                                           27,600              354,811
          Elmos Semiconductor AG                                                                        20,320              212,185
   * #    Em.TV AG                                                                                      36,712              169,241
   * #    Epcos AG                                                                                     600,413            7,449,220
     *    Escada AG                                                                                     64,090            1,638,729
   * #    Evotec Biosystems AG                                                                         460,863            1,421,212
   * #    FJA AG                                                                                        16,618               74,566
     #    Freenet.De AG                                                                                 58,386            1,346,641
          Gesco AG                                                                                      11,877              400,337
   * #    GFT Technologies AG                                                                           92,927              275,872
     *    Gontard & Metallbank AG                                                                       46,008               10,435
     *    GPC Biotech AG                                                                                72,300              816,046
     *    Herlitz AG                                                                                    26,031              167,189
     *    Hoeft & Wessel AG                                                                             52,955              379,302
     *    Hucke AG                                                                                      39,149              149,961
          Hutschenreuther AG                                                                             8,591              102,300
          Hyrican Informations Systeme AG                                                                5,601               47,930
     *    I-D Media AG                                                                                  11,265               32,373
     *    IM International Media AG                                                                    278,277              321,525
     *    Innovation in Traffic Systems AG                                                              13,500               97,002
          Interseroh AG                                                                                  3,600              114,340
   * #    Intershop Deutschland AG                                                                       2,398                2,883
     *    Intertainment AG                                                                              14,082               14,549
     *    IPC Archtec AG                                                                                15,800               29,055
     *    Isra Vision Systems AG                                                                        17,683              395,952
          IVG Immobilien AG                                                                            178,878            3,460,901
          Iwka AG                                                                                      308,474            5,665,832
   * #    Jenoptik AG                                                                                  532,436            4,316,696
          Kampa-Haus AG                                                                                 35,200              270,843
     *    Kaufring AG                                                                                    5,600                1,521
     #    Kloeckner-Werke AG                                                                           177,348            2,054,003
     *    Kontron AG                                                                                   215,645            1,753,495
          Krones AG                                                                                      4,700              423,691
     *    KSB AG                                                                                         4,650              817,795
          KWS Kleinwanzlebener Saatzucht AG                                                                835              673,910
     *    Leica Camera AG                                                                                2,263               13,986

     *    Leifheit AG                                                                                   23,042              619,732
          Leoni AG                                                                                      48,900            1,544,795
     *    Loesch Umweltschutz AG                                                                        16,000                6,778
     *    Loewe AG                                                                                      48,538              637,842
     *    Loewe AG Issue 05                                                                             12,134              159,454
          LPKF Laser & Electronics AG                                                                    7,700               53,754
     *    M & S Elektronik AG                                                                           19,600                2,170
     *    Mania Technologie AG                                                                          12,100               21,565
     *    Mannheimer Aktiengesellschaft Holding AG                                                      27,000              102,308
     *    Marbert AG                                                                                     6,800               12,643
     *    Maxdata AG                                                                                   113,610              390,862
     *    Mediantis AG                                                                                  10,950               32,016
     *    Mediclin AG                                                                                   49,940              110,154
   * #    Medigene AG                                                                                   43,900              417,125
     #    Medion AG                                                                                    268,283            3,439,077
     *    Mosaic Software AG                                                                            21,800               36,425
     *    MWB Wertpapierhandelshaus AG                                                                  15,700               59,159
   * #    MWG Biotech AG                                                                               127,600               28,872
          Nemetschek AG                                                                                 20,847              335,303
   * #    Nexus AG                                                                                     118,928              548,845
          Norddeutsche Affinerie AG                                                                    355,034            8,257,023
          Norddeutsche Steingutfabrik AG                                                                10,182               90,018
     *    Nordwest Handel AG                                                                            11,313               66,349
     *    November AG                                                                                   57,639              235,159
   * #    Pandatel AG                                                                                   28,300               26,967
     *    Parsytec AG                                                                                   86,026              261,565
          PC-Ware Information Technologies AG                                                           43,377              858,118
     *    Personal & Informatik AG                                                                       2,150               35,075
     *    Pfleiderer AG                                                                                 88,297            1,735,177
     *    Pironet NDH AG                                                                                91,215              430,050
     *    Pixelpark AG                                                                                  19,750               35,804
     *    Plambeck Neue Energien AG                                                                     48,310               67,117
     *    Plasmaselect AG                                                                              222,503            1,625,237
   * #    Primacom AG                                                                                   62,300              466,273
   * #    Produkte und Syteme der Informationstechnologie AG                                           114,771              531,260
     *    Ravensberg Bau-Beteiligungen AG                                                               29,500                4,904
     *    Realtech AG                                                                                   20,200              169,121
     *    REpower Systems AG                                                                            27,461              974,826
          Rheinmetall Berlin AG                                                                         85,490            4,964,449
     *    Rinol AG                                                                                      15,000               30,346
     *    Roesch Medizintechnik AG                                                                       7,300                1,793
     *    Rohwedder AG                                                                                  31,792              421,093
     *    RTV Family Entertainment AG                                                                    2,480                7,088
   * #    Ruecker AG                                                                                    25,400              158,595
     *    Saltus Technology AG                                                                           5,900               31,576
          Salzgitter AG                                                                                412,500           20,646,812
     #    Sartorius AG                                                                                  20,000              509,558
          Schlott Sebaldus AG                                                                           29,189              999,448
          Sektkellerei Schloss Wachenheim AG                                                             2,900               37,598
     *    Senator Entertainment AG                                                                      10,730               21,234
     *    Ser Systeme AG                                                                                 9,400                  774
     *    SHS Informationssysteme AG                                                                    17,611               58,128
   * #    Singulus Technologies AG                                                                     312,386            4,811,804
     *    SinnerSchrader AG                                                                             14,498               28,387
          Sixt AG                                                                                       80,700            2,057,603
          Stahl (R.) AG                                                                                 15,700              463,497
     *    Steag Hamtech AG                                                                              78,350              222,291
     *    Stoehr & Co. AG                                                                               44,310              198,517
     *    Strabag AG                                                                                    17,199            1,356,518
   * #    Suess Microtec AG                                                                            151,401              876,939
          Syskoplan AG                                                                                  16,400              133,059
          Syzygy AG                                                                                     65,655              353,374
     *    SZ Testsysteme AG                                                                              7,000                  651
          Technotrans AG                                                                                25,800              526,432
     *    Textilgruppe Hof AG                                                                           22,530              188,729
     *    TFG Venture Capital AG & Co. KGAA                                                            184,541              510,369
          TTL Information Technology AG                                                                 22,800               50,249
     *    TV Loonland AG                                                                                22,500               60,801
          Umweltbank AG                                                                                 25,780              373,493
     *    Value Management & Research AG                                                               131,980              769,715
     *    Varetis AG                                                                                    18,084              130,295

     *    VBH (Vereinigter Baubeschlag-Handel) AG                                                        6,000               15,470
     *    Vereinigte Deutsche Nickel-Werke AG                                                           43,909               15,031
     #    Vossloh AG                                                                                    39,200            2,118,788
     *    W.O.M. World of Medicine AG                                                                   68,273              189,666
   * #    WCM Beteiligungs AG                                                                        2,824,892            1,400,109
          Westag and Getalit AG, Rheda-Wiedenbrueck                                                     10,653              125,351
     *    Windhoff AG                                                                                   11,400                1,365
          Wuerttembergische Lebensversicherung AG                                                       16,012              346,135
          Wuerttembergische Metallwarenfabrik AG                                                        64,620            1,217,739
   * #    Zapf Creation AG                                                                              26,451              258,563
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                     165,655,269
                                                                                                                 ------------------
RIGHTS/WARRANTS  -- (0.0%)
     *    Em.TV AG Options 04/18/06                                                                     36,712               25,537
     *    IM International Media AG Rights for bonds 12/08/05                                          278,277                    0
     *    IM International Media AG Rights for shares 12/08/05                                         278,277                    0
     *    Plambeck Neue Energien AG Rights                                                              72,465                    0
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                        25,537
                                                                                                                 ------------------
TOTAL -- GERMANY                                                                                                        165,680,806
                                                                                                                 ------------------
SWEDEN  -- (3.4%)
COMMON STOCKS  -- (3.4%)
     *    Acandofrontec AB Series B                                                                    478,900              607,850
     *    Active Biotech AB                                                                             15,000              133,603
          Angpannefoereningen AB Series B                                                                9,850              262,013
     *    Artimplant AB Series B                                                                       255,000              259,551
          Beijer AB Series B                                                                            48,300            1,044,386
          Beijer Alma AB Series B                                                                       27,300              656,099
          Bergman & Beving AB Series B                                                                 110,100            1,409,544
          Biacore International AB                                                                      20,350              521,754
          Bilia AB Series A                                                                            219,650            3,932,439
          Billerud AB                                                                                  527,100            6,240,865
     *    BioGaia AB Series B                                                                           28,000               60,660
     *    Boliden AB                                                                                 2,968,050           18,571,652
     *    Bong Ljungdahl AB                                                                             64,100              450,676
     *    Boras Waefveri AB Series B                                                                    15,900               78,654
          Capona AB                                                                                     88,742            1,369,028
     #    Cardo AB                                                                                     260,500            5,880,456
          Castellum AB                                                                                 334,800           12,180,679
          Cloetta AB Series B                                                                           18,600              528,924
          Concordia Maritime AB Series B                                                               234,100            1,182,576
     *    Consilium AB Series B                                                                          8,000               34,301
     *    Doro AB Series A                                                                               1,200                4,022
     *    Duroc AB Series B                                                                              1,400                3,811
          Elekta AB Series B                                                                            39,300              590,375
     *    Enea Data AB Series B                                                                        183,400              107,978
          Expanda AB                                                                                    78,200              459,876
          Fabege AB                                                                                    336,370            5,674,606
     *    Framtidsfabriken AB                                                                          884,520               99,363
          Geveko AB Series B                                                                            32,500              775,622
   * #    Glocalnet AB                                                                                 160,000               72,049
          Gunnebo AB                                                                                    28,600              256,617
     *    Gunnebo Industrier AB                                                                          4,840               67,141
          Haldex AB                                                                                    273,400            4,942,299
          Hiq International AB                                                                          45,000              231,403
   * #    IBS AB Series B                                                                              711,950            1,948,522
     *    Industrial & Financial Systems AB Series B                                                   293,000              306,355
     *    Intellecta AB Series B                                                                         7,100               37,740
     *    Intentia International AB Series B                                                           556,000            1,841,510
     *    JM AB                                                                                        301,800           13,139,956
     *    Klippans Finpappersbruk AB                                                                    30,800               58,639
          Klovern AB                                                                                   636,578            1,787,961
     #    Kungsleden AB                                                                                587,400           17,089,063
          Lagercrantz Group AB Series B                                                                166,135              533,475
          Lennart Wallenstam Byggnads AB Class B                                                       398,000            4,356,870
          Ljungberg Gruppen AB Series B                                                                  4,200              102,164
     *    Lundin Mining Corp.                                                                            1,421               17,351
     *    Mandator AB                                                                                  197,500               43,397

     *    Medivir Series B                                                                              27,250              179,485
     *    Micronic Laser Systems AB                                                                     26,000              316,142
          Naerkes Elektriska AB Series B                                                                57,350              921,163
          NCC AB Series A                                                                               45,400              787,245
          NCC AB Series B                                                                              423,800            7,447,931
          Nolato AB Series B                                                                            89,900              841,542
          Observer AB                                                                                  864,800            3,049,622
          OEM International AB Series B                                                                 10,100              189,584
     *    Ortivus AB                                                                                   130,800              567,350
          Partnertech AB                                                                                36,982              423,792
          PEAB AB Series B                                                                             386,200            4,733,938
   * #    Pergo AB                                                                                     485,216            2,283,733
          Poolia AB Series B                                                                           147,200              710,490
     *    Proact It Group AB                                                                           118,500              330,005
          Profilgruppen AB                                                                              25,600              209,705
          Protect Data AB                                                                               15,600              259,719
     *    PyroSequencing AB                                                                            165,782              200,560
          Rederi AB Transatlantic Series B                                                             251,500              989,761
     *    Rorvik Timber AB                                                                              30,600               67,428
     #    Rottneros Bruk AB                                                                          1,191,000              983,881
          Salus Ansvar AB Series B                                                                      59,600              258,207
     *    Scribona AB Series A                                                                          15,700               34,802
     *    Scribona AB Series B                                                                         339,100              762,277
     *    Semcon AB                                                                                     30,500              211,238
     *    Skanditek Industrifoervaltnings AB                                                            46,200              199,808
     *    Studsvik AB                                                                                   38,200              945,355
          Sweco AB Series B                                                                             47,050            1,110,841
   * #    Teleca AB Series B                                                                           506,800            2,400,531
     *    Teligent AB                                                                                   84,000              286,000
          Trelleborg AB Series B                                                                       964,000           15,961,576
     *    Viking Telecom AB                                                                             29,100                6,635
          Westergyllen AB Series B                                                                      29,600              257,871
     *    Wihlborgs Fastigheter AB                                                                      61,754            1,360,174
          Xponcard Group AB                                                                             18,200              444,328
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                     159,686,594
                                                                                                                 ------------------
RIGHTS/WARRANTS  -- (0.0%)
     *    Glocalnet AB Rights 12/14/05                                                                 160,000                    0
                                                                                                                 ------------------
TOTAL -- SWEDEN                                                                                                         159,686,594
                                                                                                                 ------------------
FRANCE  -- (3.4%)
COMMON STOCKS  -- (3.4%)
     *    Actielec Technologies                                                                         28,700              130,559
          Affine                                                                                        10,970            1,187,440
          Aubay SA                                                                                      80,415              540,984
          Bacou-Dalloz                                                                                  54,841            4,741,095
     *    Bigben Interactive                                                                            13,755               46,501
          Bonduelle SA                                                                                   5,749              384,560
          Bongrain SA                                                                                   80,383            4,449,180
          Bourbon                                                                                        5,724              473,017
          Bricorama SA                                                                                   1,768               95,718
     *    Bull SA                                                                                    1,328,747            1,322,117
          Burelle SA                                                                                    11,325            1,542,560
          Carbone Lorraine SA                                                                           21,774              921,712
     *    CBo Territoria                                                                                 5,724               23,080
          CEGID SA                                                                                       4,108              159,595
          CFF Recycling SA                                                                              77,680            2,034,312
     *    CGBI                                                                                           7,000                4,617
   * #    Cie Generale de Geophysique SA                                                                95,324            8,542,554
   * #    Club Mediterranee SA                                                                         179,024            7,960,334
          Compagnie Internationale Andre Trigano Ciat SA                                                 2,100               54,294
     *    Conflandey SA                                                                                  1,939               12,526
     *    Consortium International de Diffusion et de Representation Sante                               1,300               11,787
     *    CS Communication et Systemes                                                                  13,500              511,762
          Damartex SA                                                                                      805               27,922
          Delachaux SA                                                                                  10,172            2,166,250
     *    Desquenne et Giral SA                                                                          4,761               34,241
          Deveaux SA                                                                                     5,587              429,421

     *    Didot-Bottin SA                                                                                1,204               91,774
     *    Dynaction SA                                                                                  14,803              273,723
          Elior                                                                                         58,756              783,313
     *    Etam Developpement SA                                                                         34,200            1,305,080
     *    Euraltech SA                                                                                  55,173               55,942
     *    Euro Disney SCA                                                                            5,082,010              659,083
          Evialis SA                                                                                    12,253              531,934
          Explosifs et de Produits Chimiques                                                               312              145,260
     #    Faurecia SA                                                                                   79,212            5,184,716
          Fleury Michon SA                                                                               1,727               83,293
          Francois Freres (Tonnellerie) SA                                                               7,663              243,750
     #    Fromageries Bel SA                                                                             3,875              630,468
     *    Gantois Series A                                                                                 465                7,127
          Gascogne SA                                                                                   10,632              778,651
          Gaumont SA                                                                                    10,491              606,889
          Geodis SA                                                                                      4,900              589,309
          Gevelot                                                                                        4,329              279,097
     *    GFI Informatique SA                                                                          420,538            2,696,599
          Groupe Ares SA                                                                                53,672              215,073
     *    Groupe Flo SA                                                                                 52,020              470,947
     *    Groupe Focal SA                                                                                5,149               50,628
          Groupe Guillin SA                                                                                480               31,998
          Guerbet SA                                                                                     4,911              622,525
          Guyenne et Gascogne SA                                                                        29,032            2,840,508
     *    HBS Technologie SA                                                                               405                6,487
          IDSUD                                                                                          2,129               90,452
     *    Immobiliere et Hoteliere SA                                                                   27,700               59,764
     *    IMS International Metal Service SA                                                            89,627            1,638,392
          Ingenico SA                                                                                   20,000              316,959
          Lafuma SA                                                                                      1,363              105,183
          Laurent-Perrier                                                                               18,448              999,052
          Lectra Systemes SA                                                                             6,432               34,183
          Lisi SA                                                                                       42,753            2,319,715
     #    Locindus                                                                                      48,652            2,286,703
     *    LVL Medical Groupe SA                                                                         27,900              300,850
     *    Maire (Henri)                                                                                  1,252               13,270
          Manutan International SA                                                                       2,764              143,419
     *    Metaleurop SA                                                                                 62,320               39,677
          MGI Coutier SA                                                                                10,254              313,837
          Montupet SA                                                                                   71,034            1,287,644
          Nexans SA                                                                                    275,350           12,995,507
     *    Oeneo                                                                                         61,605               95,266
     *    Otor SA                                                                                       58,348              323,322
          Paris Orleans et Cie SA                                                                        1,336              374,591
   * #    Penauille Polyservices SA                                                                    148,278            1,620,291
          Pierre & Vacances                                                                             67,581            5,070,487
          Pinguely-Haulotte SA                                                                         214,316            3,873,367
          Plastic Omnium SA                                                                            106,822            3,395,237
          Plastivaloire SA                                                                              14,399              321,611
          Prosodie SA                                                                                   27,401              634,784
          Provimi SA                                                                                   154,602            3,483,441
          PSB Industries SA                                                                             14,760              558,558
          Radiall SA                                                                                    11,998              932,888
          Remy Cointreau SA                                                                            196,701            8,056,774
          Robertet SA                                                                                    1,300              178,423
          Rougier SA                                                                                     2,715              239,828
   * #    S.T. Dupont SA                                                                                29,035              138,298
          Sabeton SA                                                                                    18,460              263,392
          Saint-Etienne                                                                                    600               23,937
          Sasa Industries SA                                                                            13,905              491,839
     *    Saveurs de France-Brossard                                                                     5,500              339,964
     #    SCOR SA                                                                                    6,524,387           13,169,393
          SDR de la Bretagne                                                                            12,398              282,964
          Sechilienne-Sidec                                                                              1,000              505,607
          Securidev SA                                                                                  16,908              308,490
          Setforge                                                                                         600               22,599
          Signaux Girod SA                                                                               6,528              501,469
          SILIC (Societe Immobiliere de Location pour L'industrie et le Commerce)                      107,656            9,864,355
          Smoby SA                                                                                       5,375              472,125
     #    Societe des Bains de Mer et du Cercle des Etrangers a Monaco                                   7,064            4,580,631
          Societe Industrielle D'Aviations Latecoere SA                                                 20,648              855,795

          Sucriere de Pithiviers-Le-Vieil                                                                2,392            1,692,065
     *    Sylis SA                                                                                      46,034              205,303
          Taittinger SA                                                                                  1,086              431,258
     *    Teamlog SA                                                                                    38,219              150,769
          Tivoly SA                                                                                      1,904               49,347
     *    UbiSoft Entertainment SA                                                                     179,515            8,181,167
          Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                             3,400            1,613,539
     *    Valtech                                                                                      251,100              191,515
          Vilmorin et Cie SA                                                                            16,610            3,191,202
          VM Materiaux SA                                                                                3,272              471,840
          Vranken Monopole                                                                              23,761            1,116,908
     *    Xilam Animation                                                                               12,911               39,402
     *    XRT                                                                                          170,393              291,287
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                     158,542,247
                                                                                                                 ------------------
RIGHTS/WARRANTS  -- (0.0%)
     *    Compagnie Generale de Deophysique Rights 12/02/05                                             95,324              882,234
     *    Groupe Ares SA Warrants 10/03/05                                                              29,000                  342
     *    Groupe Focal SA Warrants 02/21/10                                                              1,716                    0
     *    Oeneo Warrants 08/26/06                                                                       28,305                  667
     *    Prosodie SA Warrants 10/28/06                                                                 19,600                7,857
     *    UbiSoft Entertainment SA Warrants 05/14/06                                                    66,800               57,493
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                       948,593
                                                                                                                 ------------------
TOTAL -- FRANCE                                                                                                         159,490,840
                                                                                                                 ------------------
FINLAND  -- (2.7%)
COMMON STOCKS  -- (2.7%)
          Amanda Capital Oyj                                                                           190,425              554,036
          Amer Group Oyj Series A                                                                      241,800            4,354,043
     #    Aspocomp Group Oyj                                                                           123,800              546,919
          Bank of Aland, Ltd.                                                                            5,700              157,926
     *    Benefon Oyj                                                                                   19,000                7,668
          Componenta Oyj                                                                                76,000              545,375
          Efore Oyj                                                                                     62,600              143,778
          Elcoteq Network Oyj                                                                          197,318            4,362,489
          Elisa Oyj                                                                                      6,247              118,601
     *    eQ Oyj                                                                                       131,840              379,765
     *    Evox Rifa Group Oyj                                                                          120,395               11,259
          Finnair Oyj                                                                                  607,600            7,665,713
          Finnlines Oyj                                                                                496,200            7,735,227
          Fiskars Oyj AB Series A                                                                      169,560            1,955,262
          HK Ruokatalo Oyj Series A                                                                    235,900            2,558,212
          Honkarakenne Oyj Series B                                                                     15,900               89,580
     #    Huhtamaki Oyj                                                                              1,251,450           19,185,590
          Ilkka-Yhtyma Oyj                                                                              14,620              182,500
     *    Incap Oyj                                                                                      8,500               18,523
          Julius Tallberg-Kiinteistoet Oyj, Helsinki Series B                                           11,601              178,355
          Kemira GrowHow Oyj                                                                            26,158              194,023
          Kemira Oyj                                                                                   555,500            8,038,915
          Laennen Tehtaat Oyj                                                                           45,750              895,164
          Lemminkainen Oyj                                                                              72,800            2,421,609
          Leo Longlife Oyj                                                                              29,750              164,067
          Metsaemarkka Oyj Series B                                                                      6,968               65,809
          M-Real Oyj Series B                                                                          903,030            4,312,980
     *    Okmetic Oyj                                                                                  130,875              283,194
     #    Okobank Class A                                                                              705,880            8,737,287
          Olvi Oyj Series A                                                                             39,650              917,592
     #    Raisio Group P.L.C. Series V                                                               1,088,900            2,874,360
          Rautaruukki Oyj Series K                                                                   1,251,410           25,466,138
          Raute Oyj Series A                                                                            25,100              413,571
     *    Satama Interactive Oyj                                                                        42,000               52,109
          Scanfil Oyj                                                                                    5,000               25,303
          Sponda Oyj                                                                                   694,535            6,547,711
          SSH Communications Oyj                                                                       308,500              356,371
     *    Stonesoft Corp.                                                                              282,398              166,069
          Tamfelt Oyj                                                                                    2,100               20,027
   * #    Tecnomen Holding Oyj                                                                         699,797            1,823,523
          Tulikivi Oyj                                                                                  29,500              269,323

          Turkistuottajat Oyj                                                                            9,900              100,608
          Viking Line AB                                                                                18,100              487,582
          Wartsila Corp. Oyj Series B                                                                  324,450            8,691,060
          Yit-Yhtymae Oyj                                                                              106,200            4,291,628
                                                                                                                 ------------------
TOTAL -- FINLAND                                                                                                        128,366,844
                                                                                                                 ------------------
HONG KONG -- (2.6%)
COMMON STOCKS -- (2.6%)
          Aeon Credit Service (Asia) Co., Ltd.                                                         416,000              327,490
          ALCO Holdings, Ltd.                                                                          710,000              283,354
          Allan International Holdings, Ltd.                                                         1,086,000              131,446
          Allied Group, Ltd.                                                                         1,183,000            1,654,298
          Allied Properties, Ltd.                                                                    1,859,500            1,109,950
     *    Applied International Holdings, Ltd.                                                       1,150,000               51,884
     *    APT Satellite Holdings, Ltd.                                                               1,032,000              181,889
     *    Artel Solutions Group Holdings, Ltd.                                                       3,320,000               51,156
     *    A-S China Plumbing Products, Ltd.                                                            125,000               29,043
     *    Asia Aluminum Holdings, Ltd.                                                              14,821,000            1,372,864
     *    Asia Commercial Holdings, Ltd.                                                                35,960                2,313
          Asia Financial Holdings, Ltd.                                                              3,628,106              919,733
          Asia Standard International Group, Ltd.                                                   17,710,666              614,706
     *    Asia Tele-Net & Technology Corp., Ltd.                                                       200,000                6,034
     *    Asia Zirconium, Ltd.                                                                       1,316,000               84,276
          Associated International Hotels, Ltd.                                                      1,280,000            1,112,622
          Automated Systems Holdings, Ltd.                                                             116,000               28,376
     *    Beauforte Investors Corp., Ltd.                                                              440,000               17,617
          Bright International Group, Ltd.                                                             320,000               20,584
     *    Capital Estate, Ltd.                                                                          36,000               15,263
     *    Capital Publications, Ltd.                                                                 1,015,200               26,183
     *    Carico Holdings, Ltd.                                                                          1,076                   19
     *    Catic International Holdings, Ltd.                                                        11,556,000              115,722
          CCT Telecom Holdings, Ltd.                                                                 1,682,800              214,140
     *    Celestial Asia Securities Holdings, Ltd.                                                     251,900                7,295
     *    Century City International Holdings, Ltd.                                                  2,863,067               32,231
     #    Champion Technology Holdings, Ltd.                                                         4,704,046              696,195
          Cheuk Nang (Holdings), Ltd.                                                                   48,057               24,771
          Chevalier International Holdings, Ltd.                                                     1,006,491            1,010,576
     *    Chi Cheung Investment Co., Ltd.                                                              431,085              100,949
     *    China Aerospace International Holdings, Ltd.                                              10,386,000              427,657
     *    China Bio-medical Group, Ltd.                                                                258,750                5,005
          China Everbright International, Ltd.                                                       3,610,000              183,586
     *    China Everbright Technology, Ltd.                                                          7,196,000              231,108
   * #    China Everbright, Ltd.                                                                     2,508,000              958,124
          China Hong Kong Photo Products Holdings, Ltd.                                              3,627,000              402,656
     *    China Investments Holdings, Ltd.                                                           1,186,800               25,712
     *    China Motion Telecom International, Ltd.                                                     522,000               11,048
          China Motor Bus Co., Ltd.                                                                     57,000              459,402
          China Online (Bermuda), Ltd.                                                               1,062,600              172,804
          China Overseas Land & Investment, Ltd.                                                     8,660,000            3,448,271
     *    China Pharmaceutical Enterprise and Investment Corp., Ltd.                                 2,380,000              401,404
          China Rare Earth Holdings, Ltd.                                                            3,562,000              352,881
          China Resources Land, Ltd.                                                                 5,278,000            2,000,393
     *    China Rich Holdings, Ltd.                                                                    510,800                7,865
     *    China Sci-Tech Holdings, Ltd.                                                                541,600                9,076
     *    China Star Entertainment, Ltd.                                                               607,380               17,905
     *    China State Construction International Holdings, Ltd.                                        481,111              111,055
     *    China Strategic Holdings, Ltd.                                                             2,225,250              246,499
          China Travel International Investment, Ltd.                                                8,228,000            1,902,766
     #    Chinese Estates Holdings, Ltd.                                                             3,772,000            3,655,125
          Chinney Investments, Ltd.                                                                  1,912,000              169,516
     #    Chow Sang Sang Holdings International, Ltd.                                                1,534,800              616,808
          Chuangs China Investments, Ltd.                                                            3,328,000              181,915
          Chuang's Consortium International, Ltd.                                                    5,535,760              440,307
          Chun Wo Holdings, Ltd.                                                                     2,688,000              248,398
          City e Solutions, Ltd.                                                                       472,964               50,191
     *    City Telecom (H.K.), Ltd.                                                                  1,932,000              166,913
     *    CNT Group, Ltd.                                                                            1,428,000               22,561
     *    Coastal Greenland, Ltd.                                                                    5,760,000              202,507
          COFCO International, Ltd.                                                                  1,032,000              412,382

     *    Computer & Technologies Holdings, Ltd.                                                       336,000               34,630
          Continental Holdings, Ltd.                                                                   506,000               51,787
          Continental Mariner Investment Co., Ltd.                                                   3,260,000              519,885
          COSCO International Holdings, Ltd.                                                         2,236,000              296,022
          Coslight Technology International Group, Ltd.                                              2,330,000              432,424
          Cosmos Machinery Enterprises, Ltd.                                                           455,400               20,269
     *    Crocodile Garments, Ltd.                                                                   1,720,000              102,068
     *    Dan Form Holdings Co., Ltd.                                                                3,233,000              159,952
     *    DigitalHongKong.com                                                                               12                    0
     *    Dynamic Global Holdings, Ltd.                                                                990,000                5,362
          Dynamic Holdings, Ltd.                                                                       624,000              115,531
          Easyknit International Holdings, Ltd.                                                      6,022,400              143,895
     *    Emperor Entertainment Hotel, Ltd.                                                            111,600               32,637
          Emperor International Holdings, Ltd.                                                       4,161,000            1,004,425
   * #    eSun Holdings, Ltd.                                                                        2,742,400              684,983
     *    Ezcom Holdings, Ltd.                                                                          67,280                  416
     #    Far East Consortium International, Ltd.                                                    2,537,030              902,915
     *    Far East Hotels & Entertainment, Ltd.                                                      1,428,000               70,483
     *    Far East Technology International, Ltd.                                                       81,600                9,695
          First Sign International Holdings, Ltd.                                                    2,440,000               75,311
          Fountain Set Holdings, Ltd.                                                                  700,000              301,771
          Four Seas Frozen Food Holdings, Ltd.                                                         814,000               99,774
          Galaxy Entertainment Group, Ltd.                                                             476,623              240,468
     *    GeoMaxima Energy Holdings, Ltd.                                                            2,950,000               18,019
          Global China Group Holdings, Ltd.                                                          3,050,000              144,417
          Global Green Tech Group, Ltd.                                                              4,102,000              374,897
          Gold Peak Industries (Holdings), Ltd.                                                      2,021,000              356,227
          Golden Resources Development International, Ltd.                                           4,741,000              195,442
     *    Gold-Face Holdings, Ltd.                                                                   1,158,000                    0
          Goldlion Holdings, Ltd.                                                                    3,328,000              450,952
     *    Golik Holdings, Ltd.                                                                       1,216,000               39,975
          Grande Holdings, Ltd.                                                                        450,000              357,604
          Great Eagle Holdings, Ltd.                                                                 1,661,537            4,220,615
     *    Great Wall Cybertech, Ltd.                                                                11,392,830               14,692
          Group Sense (International), Ltd.                                                          1,462,000              110,834
          Guangzhou Investment Co., Ltd.                                                            28,430,000            3,435,353
     *    G-Vision International (Holdings), Ltd.                                                      298,000                3,843
          Hang Fung Gold Technology, Ltd.                                                            2,597,108              313,854
          Hanny Holdings, Ltd.                                                                         731,372              374,736
     *    Hansom Eastern (Holdings), Ltd.                                                              104,130                9,588
          Harbour Centre Development, Ltd.                                                           1,452,000            2,212,310
     *    Hen Fung Holdings, Ltd.                                                                      431,200                6,027
          High Fashion International, Ltd.                                                             962,000              203,705
     #    HKR International, Ltd.                                                                    5,172,000            2,485,824
          Hon Kwok Land Investment Co., Ltd                                                          1,438,000              346,893
          Hong Kong and Shanghai Hotels, Ltd.                                                        3,912,798            4,273,526
          Hong Kong Catering Management, Ltd.                                                          384,000               64,406
     *    Hong Kong Construction Holdings, Ltd.                                                      4,107,000              333,347
          Hong Kong Ferry (Holdings) Co., Ltd.                                                       1,744,000            2,039,436
     *    Hong Kong Parkview Group, Ltd.                                                               646,000               30,823
          Hongkong Chinese, Ltd.                                                                     4,850,000              567,450
     *    Hop Hing Holdings, Ltd.                                                                      604,000               17,681
          Hopewell Holdings, Ltd.                                                                    1,493,800            3,666,334
          Hopson Development Holdings, Ltd.                                                          1,758,000            2,312,467
          Hsin Chong Construction Group, Ltd.                                                        1,920,000              114,628
          Hua Han Bio-Pharmaceutical Holdings, Ltd.                                                  1,212,000              120,304
          Huafeng Textile International Group, Ltd.                                                  2,122,000              103,654
     *    Hualing Holdings, Ltd.                                                                    12,475,000              168,469
          Hysan Development Co., Ltd.                                                                  327,215              774,552
     *    I-China Holdings, Ltd.                                                                       388,360                7,510
     *    Imagi International Holdings, Ltd.                                                           324,000               62,541
     *    Interchina Holdings Co., Ltd.                                                             18,470,000               64,022
          International Bank of Asia, Ltd.                                                           2,621,000              893,759
     *    Inworld Group, Ltd.                                                                           40,798                   58
          ITC Corp., Ltd.                                                                            3,978,388              253,229
     *    Jessica Publications, Ltd.                                                                 1,015,200               34,038
     *    Jinchang Pharmaceutical Holdings, Ltd.                                                       507,600                    0
          Jinhui Holdings Co., Ltd.                                                                    978,000              217,461
     #    K Wah International Holdings, Ltd.                                                         4,766,244            1,012,482
     *    Kader Holdings Co., Ltd.                                                                     857,000               28,229
          Karce International Holdings Co., Ltd.                                                     1,608,000               51,125

          Keck Seng Investments (Hong Kong), Ltd.                                                      570,000              159,988
          Kee-Shing Holdings Co., Ltd.                                                                 256,000               30,605
          Kin Yat Holdings, Ltd.                                                                     1,172,000              102,417
          King Fook Holdings, Ltd.                                                                     338,000               16,440
          Kowloon Development Co., Ltd.                                                              1,157,000            1,258,122
          KTP Holdings, Ltd.                                                                           758,000               45,175
          Kwoon Chung Bus Holdings, Ltd.                                                             1,432,000              213,748
     *    Lai Fung Holdings, Ltd.                                                                    4,773,437              171,867
     *    Lai Sun Development Co., Ltd.                                                              3,358,800               57,686
     *    Lai Sun Garment (International), Ltd.                                                      4,286,000              247,170
          Lam Soon (Hong Kong), Ltd.                                                                   203,250               72,450
          Lerado Group (Holding) Co., Ltd.                                                           3,416,000              180,412
     *    LifeTec Group, Ltd.                                                                        7,460,000               78,679
          Lippo, Ltd.                                                                                1,558,000              333,851
          Liu Chong Hing Bank, Ltd.                                                                  1,997,000            3,087,181
          Liu Chong Hing Investment, Ltd.                                                            1,380,000            1,314,420
          Luks Industrial Group, Ltd.                                                                1,526,560              215,725
     *    MACRO-LINK International Holdings, Ltd.                                                      843,750               17,938
          Magnificent Estates, Ltd.                                                                 19,628,600              309,842
          Matsunichi Communications Holdings, Ltd.                                                     794,000              156,408
     *    Media Partners International Holdings, Inc.                                                2,794,000              407,087
          Melbourne Enterprises, Ltd.                                                                   41,000              166,085
          Midas International Holdings, Ltd.                                                         2,242,000              138,812
     *    Min Xin Holdings, Ltd.                                                                     1,652,000              318,882
          Miramar Hotel & Investment Co., Ltd.                                                       1,587,000            2,271,511
     *    Morning Star Resources, Ltd.                                                               3,075,000               21,348
     *    Nam Fong International Holdings, Ltd.                                                      1,740,000               16,829
     *    Nam Hing Holdings, Ltd.                                                                      538,000               11,514
          Nanyang Holdings, Ltd.                                                                       101,350              125,440
          National Electronics Holdings, Ltd.                                                        5,104,000              145,666
     *    New City (Beijing) Development, Ltd.                                                           6,760                  231
          New Hanison Construction Hldg                                                                289,216               20,413
     #    New World China Land, Ltd.                                                                 5,728,000            2,430,597
     *    New World Cyberbase, Ltd.                                                                      4,240                   85
          New World Development Co., Ltd.                                                            6,876,736            9,044,003
     *    New World TMT, Ltd.                                                                        3,009,400              278,917
          Ngai Lik Industrial Holdings, Ltd.                                                         4,176,000              542,509
     *    Nippon Asia Investments Holdings, Ltd.                                                       749,100                5,796
     *    Onfem Holdings, Ltd.                                                                       2,374,000              128,108
          Orient Power Holdings, Ltd.                                                                2,182,573               60,711
          Oriental Watch Holdings, Ltd.                                                              1,128,000              214,723
     #    Pacific Andes International Holdings, Ltd.                                                 3,386,000              610,249
          Pacific Century Insurance Holdings, Ltd.                                                     478,000              165,930
     *    Pacific Plywood Holdings, Ltd.                                                            10,094,000               29,805
     #    Paul Y. ITC Construction Holdings, Ltd.                                                    3,269,988              589,321
          Peace Mark Holdings, Ltd.                                                                    537,510              148,356
          Perfectech International Holdings, Ltd.                                                      966,000               70,894
          Pico Far East Holdings, Ltd.                                                               1,554,000              381,095
          Playmates Holdings, Ltd.                                                                   1,492,000              201,193
          Pokfulam Development Co., Ltd.                                                               244,000               98,071
     *    Pokphand (C.P.) Co., Ltd.                                                                  7,548,000              387,348
     *    Poly Investments Holdings, Ltd.                                                            1,428,000               24,735
     *    Premium Land, Ltd.                                                                         1,792,500               31,758
          Proview International Holdings, Ltd.                                                       2,524,000              200,800
     *    QPL International Holdings, Ltd.                                                             651,000               51,017
          Regal Hotels International Holdings, Ltd.                                                 35,834,179            2,429,091
     *    Rexcapital International Holdings, Ltd.                                                    5,170,090               98,919
     *    Rivera Holdings, Ltd.                                                                      3,152,000               81,908
     *    Riverhill Holdings, Ltd.                                                                      54,398                  758
     *    RNA Holdings, Ltd.                                                                           580,200                2,020
          Roadshow Holdings, Ltd.                                                                    2,956,000              270,189
          S.A.S.Dragon Holdings, Ltd.                                                                  862,400               84,839
          San Miguel Brewery Hong Kong, Ltd.                                                         1,130,400              234,621
          Sea Holdings, Ltd.                                                                         1,444,000              536,236
     *    Seapower Resources International, Ltd.                                                       167,100                3,101
     #    Shanghai Real Estates, Ltd.                                                                3,878,000              560,040
          Shell Electric Manufacturing (Holdings) Co., Ltd.                                          1,270,974              256,790
          Shenyin Wanguo (Hong Kong), Ltd.                                                           2,085,000              160,948
          Shougang Concord Century Holdings, Ltd.                                                    1,000,000               56,592
     *    Shougang Concord Grand (Group), Ltd.                                                         833,000               51,913
     *    Shougang Concord Technology Holdings, Ltd.                                                 6,119,035              345,034

     *    Shun Ho Resources Holdings, Ltd.                                                             510,000               32,385
          Shun Ho Technology Holdings, Ltd.                                                            814,380               53,580
     *    Sincere Co., Ltd.                                                                          2,258,000              118,058
          Sino Hotels (Holdings), Ltd.                                                                 282,772              179,269
     *    Sino Prosper Holdings, Ltd.                                                                1,680,000              136,377
     *    Sino-I.com, Ltd.                                                                          66,777,000              953,698
          Sinolink Worldwide Holdings, Ltd.                                                          4,286,400            1,146,968
          Sinopec Kantons Holdings, Ltd.                                                             3,866,000              588,233
          SIS International Holdings, Ltd.                                                             326,000               25,534
          SNP Leefung Holdings, Ltd.                                                                   160,000               23,286
     *    Softbank Investment International (Strategic), Ltd.                                        4,112,000               26,405
     *    South China Holdings, Ltd.                                                                 4,060,800              104,733
          South China Industries, Ltd.                                                               1,182,000              100,601
     *    South Sea Holdings Co., Ltd.                                                             244,609,865            1,227,358
          Starlight International Holdings, Ltd.                                                     2,910,000              258,340
          Stelux Holdings International, Ltd.                                                        2,779,552              279,029
          Styland Holdings, Ltd.                                                                     1,359,999                3,858
     *    Sun Fook Kong Holdings, Ltd.                                                               4,518,000               98,862
          Sun Hung Kai & Co., Ltd.                                                                   3,340,000              903,833
          Sunway International Holdings, Ltd.                                                        1,002,000               26,045
          Tai Cheung Holdings, Ltd.                                                                  2,096,000            1,037,435
          Tai Fook Securities Group, Ltd.                                                            1,568,000              189,895
          Tai Sang Land Development, Ltd.                                                            1,033,900              324,807
          Tak Sing Alliance Holdings, Ltd.                                                           1,299,335               51,897
     #    Tan Chong International, Ltd.                                                              2,943,000              648,550
          TCC International Holdings, Ltd.                                                              62,000                8,760
     #    TCL International Holdings, Ltd.                                                           7,386,000            1,161,098
          Tern Properties Co., Ltd.                                                                    168,000               55,245
     *    Tian An China Investments Co., Ltd.                                                        3,222,700              882,781
          Tian Teck Land, Ltd.                                                                         800,000              268,799
          Tianjin Development Holdings, Ltd.                                                         2,878,000            1,388,059
     *    Tomorrow International Holdings, Ltd.                                                        330,600               29,396
          Topsearch International (Holdings), Ltd.                                                   2,732,000              309,339
          Tungtex (Holdings) Co., Ltd.                                                                 558,000              169,023
     *    Tysan Holdings, Ltd.                                                                         614,000               16,088
     *    U-Cyber Technology Holdings, Ltd.                                                            370,000                4,717
     *    Universe International Holdings, Ltd.                                                        301,756                1,781
          U-Right International Holdings, Ltd.                                                       4,608,000              139,403
          USI Holdings, Ltd.                                                                           671,999              215,750
          Van Shung Chong Holdings, Ltd.                                                             1,672,000              162,016
          Wai Kee Holdings, Ltd.                                                                     2,863,000              568,122
          Wellnet Holdings, Ltd.                                                                     4,363,000              342,635
          Wheelock Properties, Ltd.                                                                  6,271,000            4,265,876
     *    Winfoong International, Ltd.                                                               4,248,000              265,658
          Wing On Co. International, Ltd.                                                            1,049,000            1,410,708
          Wing On Travel Holdings, Ltd.                                                                241,200               19,515
     *    Wing Shan International, Ltd.                                                              2,084,000               72,854
          Winsor Properties Holdings, Ltd.                                                             110,000              119,110
     *    Wo Kee Hong Holdings                                                                       4,282,332               29,135
          Wong's International (Holdings), Ltd.                                                        209,000               15,889
          World Houseware (Holdings), Ltd.                                                             672,342               16,731
          Y. T. Realty Group, Ltd.                                                                   1,166,000              145,243
          Yangtzekiang Garment Manufacturing Co., Ltd.                                                 372,000               81,520
     *    Yaohan International Holdings, Ltd.                                                        1,660,000                    0
          Yau Lee Holdings, Ltd.                                                                     1,409,750              101,070
     *    Yue Fung International Group Holding, Ltd.                                                    31,490                4,264
          Yugang International, Ltd.                                                                29,698,000              388,382
     *    Zhu Kuan Development Co., Ltd.                                                             2,226,000              140,216
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                     119,898,041
                                                                                                                 ------------------
RIGHTS/WARRANTS  -- (0.0%)
     *    Champion Technology Holdings, Ltd. Warrants 02/27/07                                         940,809                    0
     *    China Credit Holdings Warrants 07/31/06                                                       43,120                   67
     *    Far East Rights 12/22/05                                                                      40,800                    0
     *    Global Green Tech Group, Ltd. Warrants 07/07/07                                              267,600                5,176
     *    Global Green Tech Group, Ltd. Warrants 07/07/08                                              267,600                2,761
     *    Hop Hing Holdings, Ltd. Warrants 04/30/09                                                    120,800                  779
     *    QPL International Holdings, Ltd. Rights 12/20/05                                             130,200                    0
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                         8,783
                                                                                                                 ------------------
TOTAL -- HONG KONG                                                                                                      119,906,824
                                                                                                                 ------------------

NETHERLANDS  -- (2.6%)
COMMON STOCKS  -- (2.6%)
          AM NV                                                                                        601,138            7,059,693
          Batenburg Beheer NV                                                                            1,800               89,163
     *    Begemann Groep NV                                                                             24,247              112,690
     *    Begemann Groep NV Series B                                                                    44,600                6,911
          Boskalis Westminster NV                                                                       23,304            1,344,394
          Brunel International NV                                                                       22,100              435,802
     #    Buhrmann NV                                                                                1,304,396           17,229,187
          Crown Van Gelder NV                                                                           35,962              760,057
          DOCdata NV                                                                                    24,290              172,297
   * #    Draka Holding NV                                                                             181,764            2,757,234
     *    Econosto NV                                                                                   23,804               91,051
          Gamma Holding NV                                                                              58,811            2,484,620
          Grolsche NV                                                                                    7,121              182,391
          Grontmij NV                                                                                   20,061            1,397,452
   * #    Hagemeyer NV                                                                               6,428,514           17,763,379
          Heijmans NV                                                                                  259,547           11,553,623
          Kas Bank NV                                                                                  108,358            2,297,894
     *    Kendrion NV                                                                                   51,681               96,232
          Koninklijke Bam Groep NV                                                                      81,843            7,310,252
          Koninklijke Ten Cate NV                                                                       46,495            4,682,763
          Koninklijke Vopak NV                                                                          87,153            2,545,758
     #    MacIntosh NV                                                                                  23,191            1,167,271
     *    Maverix Capital NV                                                                               900               40,322
          Nutreco Holding NV                                                                            19,168              823,794
          Oce NV                                                                                     1,016,498           14,470,065
          Reesink NV                                                                                     2,110              187,639
          Roto Smeets de Boer NV                                                                        22,107            1,192,138
     *    Samas-Groep NV                                                                                62,743              541,416
     *    Seagull Holding NV                                                                             2,000                6,129
   * #    Semiconductor Industries NV                                                                  222,300            1,063,380
          Smit Internationale NV                                                                        27,875            1,636,266
          Stork NV                                                                                      92,187            3,466,353
     *    Textielgroep Twenthe NV                                                                        1,200                3,537
     *    Tulip Computers NV                                                                            91,645               21,529
          Twentsche Kabel Holding NV                                                                    26,699            1,139,629
          Univar NV                                                                                    219,842            9,047,893
     #    Van der Moolen Holding NV                                                                    407,948            2,221,925
          Wegener Arcade NV                                                                            190,704            2,249,046
                                                                                                                 ------------------
TOTAL -- NETHERLANDS                                                                                                    119,651,175
                                                                                                                 ------------------
ITALY  -- (2.0%)
COMMON STOCKS  -- (2.0%)
     *    A.S. Roma SpA                                                                                208,000              124,429
          Acegas SpA                                                                                   166,275            1,504,248
          Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)                                    390,465            2,573,983
   * #    Alitalia Linee Aeree Italiane SpA                                                            585,952              646,242
     #    Banca Finnat Euramerica SpA                                                                  553,330              758,920
     #    Banca Popolare Dell'etruria e Del Lazio Scrl                                                 208,032            3,539,630
          Banca Popolare di Spoleto SpA                                                                    500                6,154
          Banco Piccolo Valellinese Scarl SpA                                                           11,847              152,803
          Benetton Group SpA                                                                           498,034            5,557,174
          Biesse SpA                                                                                   120,000              930,883
          Buzzi Unicem SpA                                                                              28,500              435,415
          Caltagirone Editore SpA                                                                      472,706            3,914,452
          Caltagirone SpA                                                                              595,400            5,030,774
          Carraro SpA                                                                                  108,000              429,386
          Cembre SpA                                                                                    12,452               72,119
          Cementir Cementerie del Tirreno SpA                                                          929,859            4,958,945
          Centrale del Latte di Torino & Co. SpA                                                        51,557              273,347
          CIR SpA (Cie Industriale Riunite), Torino                                                  1,315,000            3,392,821
     *    Cirio Finanziaria SpA                                                                        960,000              196,939
     #    Credito Artigiano SpA                                                                        244,122              943,210
          Cremonini SpA                                                                                115,750              276,064
     *    CSP International Industria Calze SpA                                                         97,000              114,640

     #    Danieli & C.Officine Meccaniche SpA                                                          246,378            1,832,119
     #    De Longhi SpA                                                                                752,732            2,087,186
   * #    Ducati Motor Holding SpA                                                                     905,718            1,092,667
          Ergo Previdenza SpA                                                                           63,596              369,104
   * #    Fin.Part SpA                                                                                 809,627              141,750
     #    Gefran SpA                                                                                    87,647              486,281
     *    Gemina SpA                                                                                 1,933,934            4,641,789
     *    Giacomelli SpA                                                                               168,000               35,653
     *    Giovanni Crespi SpA                                                                          302,100              310,823
          Gruppo Ceramiche Ricchetti SpA                                                               269,565              546,790
          I Grandi Viaggi SpA                                                                          214,867              346,345
   * #    Immobiliare Lombardia SpA                                                                  5,326,572            1,265,285
     #    Immsi SpA                                                                                    211,292              535,974
     *    Impregilo SpA                                                                                317,000            1,033,317
          Industria Romagnola Conduttori Elettrici SpA                                                 141,624              467,956
     *    Intek SpA                                                                                    617,950              528,857
          Italmobiliare SpA, Milano                                                                     29,780            1,911,633
          La Doria SpA                                                                                 124,000              373,056
          Lavorwash SpA                                                                                 43,000              148,923
          Linificio e Canapificio Nazionale SpA                                                         83,040              276,020
          Maffei SpA                                                                                   128,000              293,527
     #    Manifattura Lane Gaetano Marzotto & Figli SpA                                                462,638            1,909,602
     *    Meliorbanca SpA                                                                              527,654            2,032,667
          Milano Assicurazioni SpA                                                                     225,000            1,509,566
          Monrif SpA                                                                                   183,000              261,562
     *    Montefibre SpA                                                                               556,474              201,037
     *    NGP SpA                                                                                       42,059               17,356
     *    Olidata SpA                                                                                  170,291              188,514
     *    Opengate Group SpA                                                                            22,800               51,343
     *    Pagnossin SpA                                                                                 79,000               66,822
     *    Partecipazioni Italiane SpA                                                                  198,125               66,339
          Permasteelisa SpA                                                                             22,207              328,649
     #    Pininfarina SpA                                                                               15,901              504,154
     #    Premafin Finanziaria SpA Holding di Partecipazioni, Roma                                   2,313,039            5,218,997
          Premuda SpA                                                                                  708,444            1,390,102
     *    Ratti SpA                                                                                    243,906              160,194
     *    Reno de Medici SpA, Milano                                                                 1,355,135            1,065,223
     *    Richard-Ginori 1735 SpA                                                                      134,357               80,759
          Risanamento Napoli SpA                                                                     1,381,281            5,995,260
          SAES Getters SpA                                                                              31,000              746,923
     *    Sirti SpA                                                                                    139,803              398,393
          SISA (Societa Imballaggi Speciali Asti SpA)                                                  113,283              350,748
   * #    SNIA SpA                                                                                   1,188,493              135,173
   * #    Societa Partecipazioni Finanziarie SpA                                                       581,463              479,036
          Sogefi SpA                                                                                   101,876              580,406
     #    Sol SpA                                                                                      102,000              482,094
     *    STA Metallurgica Italiana SpA                                                              1,622,949              799,762
          Stefanel SpA                                                                                 272,131            1,279,981
          Targetti Sankey SpA                                                                          100,000              552,256
          Trevi-Finanziaria Industriale SpA                                                            322,240            1,351,145
   * #    Valentino Fashion Group SpA                                                                  212,000            5,103,955
     *    Vemer Siber Group SpA                                                                         51,584               22,072
          Vianini Industria SpA                                                                        163,800              595,032
          Vianini Lavori SpA                                                                           233,090            2,267,263
     *    Zucchi (Vincenzo) SpA                                                                        122,989              452,883
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      91,202,901
                                                                                                                 ------------------
RIGHTS/WARRANTS  -- (0.0%)
     *    Banca Popolare di Spoleto SpA Rights 12/09/05                                                    500                   60
     *    Roncadin SpA Warrants 10/15/07                                                                63,180               13,304
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                        13,364
                                                                                                                 ------------------
TOTAL -- ITALY                                                                                                           91,216,265
                                                                                                                 ------------------
SINGAPORE  -- (1.6%)
COMMON STOCKS  -- (1.6%)
     *    Acma, Ltd.                                                                                 3,856,500              102,612
          Allgreen Properties, Ltd.                                                                  5,592,000            4,419,197
     #    Amtek Engineering, Ltd.                                                                      845,000              247,781

          Apollo Enterprises, Ltd.                                                                     240,000               80,291
     *    ASA Group Holdings, Ltd.                                                                     857,000               71,019
     #    Ascott Group, Ltd.                                                                         7,610,038            3,053,519
   * #    Asia Food and Properties, Ltd.                                                             1,820,000              397,482
          Auric Pacific Group, Ltd.                                                                     57,000               34,079
          Beyonics Technology, Ltd.                                                                  3,212,500              765,470
          Bonvests Holdings, Ltd.                                                                      675,400              294,785
     *    Causeway Investment, Ltd.                                                                    539,000               53,876
     *    Chemical Industries (Far East), Ltd.                                                          40,000               16,556
          China Merchants Holdings Pacific, Ltd.                                                       469,000              186,200
          CIH, Ltd.                                                                                    360,868              342,465
     *    CK Tang, Ltd.                                                                                983,000              295,808
          Courts Singapore, Ltd.                                                                       760,000              278,161
     #    Creative Technology Co., Ltd.                                                                460,250            3,774,245
          Eagle Brand Holdings, Ltd.                                                                 5,722,000              202,987
          Eastern Asia Technology, Ltd.                                                              1,205,000               70,997
     *    Econ International, Ltd.                                                                   1,412,000                8,349
          ECS Holdings, Ltd.                                                                         1,636,000              295,169
          Eng Wah Organisation, Ltd.                                                                   481,000               89,564
          Engro Corp., Ltd.                                                                             77,000               39,244
     *    Excel Machine Tools, Ltd.                                                                    473,000                4,195
     *    Federal International (2000), Ltd.                                                           251,000               48,117
     *    Firstlink Investments Corp., Ltd.                                                            923,000               34,980
          G & W Group Holdings, Ltd.                                                                   244,039               22,902
          GB Holdings, Ltd.                                                                            231,000              122,583
          GK Goh Holdings, Ltd.                                                                        632,000              306,748
          GP Batteries International, Ltd.                                                             395,000              399,524
          Guocoland, Ltd.                                                                            3,092,000            2,829,172
          Hiap Moh Corp., Ltd.                                                                          10,125                1,856
          Ho Bee Investment, Ltd.                                                                    1,277,000              493,866
          Hong Fok Corp., Ltd.                                                                       1,924,000              539,872
          Hong Leong Asia, Ltd.                                                                        105,000               93,761
          Hotel Grand Central, Ltd.                                                                    655,400              253,338
          Hotel Plaza, Ltd.                                                                            942,000              572,513
     #    Hotel Properties, Ltd.                                                                     2,333,000            1,984,775
          Hour Glass, Ltd.                                                                             349,000              147,942
          Hwa Hong Corp., Ltd.                                                                       3,329,000            1,150,201
          International Factors (Singapore), Ltd.                                                       22,000                7,795
     *    Interra Resources, Ltd.                                                                       27,836                3,855
     *    Intraco, Ltd.                                                                                316,000               62,865
          IPC Corp., Ltd.                                                                              812,000              107,650
          Isetan (Singapore), Ltd.                                                                     152,000              417,892
          Jurong Engineering, Ltd.                                                                     199,000              294,971
     #    K1 Ventures, Ltd.                                                                          7,899,000            1,561,060
          Keppel Land, Ltd.                                                                          1,479,000            3,320,166
          Kian Ann Engineering, Ltd.                                                                   861,000               76,553
     *    Koh Brothers, Ltd.                                                                         1,445,000               89,431
     *    LC Development, Ltd.                                                                       2,179,800              134,303
          Lee Kim Tah Holdings, Ltd.                                                                 2,313,000              465,186
     *    Leong Hin Holdings, Ltd.                                                                     645,000              178,758
          Low Keng Huat Singapore, Ltd.                                                                368,000              173,309
          Lum Chang Holdings, Ltd.                                                                   1,211,000              146,743
          Magnecomp International, Ltd.                                                                526,000              310,158
          Marco Polo Developments, Ltd.                                                              2,153,000            5,445,453
          MCL Land, Ltd.                                                                             1,863,000            1,540,482
          Metro Holdings, Ltd.                                                                       2,980,800            1,193,648
          Natsteel, Ltd.                                                                               679,000              639,855
          Norelco Centreline Holdings, Ltd.                                                          2,168,000              517,395
     *    Orchard Parade Holdings, Ltd.                                                              1,293,625              547,825
          Overseas Union Enterprise, Ltd.                                                              207,000            1,192,770
          Pan-United Corp., Ltd.                                                                     1,101,000              303,457
          Pan-United Marine, Ltd.                                                                      550,500              152,208
     *    Penguin Boat International, Ltd.                                                             642,000               41,626
          Pertama Holdings, Ltd.                                                                       105,000               21,463
          PSC Corp., Ltd.                                                                            7,126,000              357,867
          QAF, Ltd.                                                                                  1,460,000              426,479
          Raffles Holdings, Ltd.                                                                     9,898,000            3,853,302
          San Teh, Ltd.                                                                                579,000              116,375
          Singapore Land, Ltd.                                                                       1,507,000            4,751,891
          Singapore Reinsurance Corp., Ltd                                                           1,551,000              283,773
          Singapore Shipping Corp., Ltd.                                                             2,153,000              603,994

          Singapura Finance, Ltd.                                                                       84,000               82,877
          SNP Corp., Ltd.                                                                              389,500              209,617
     *    SP Corp., Ltd.                                                                                55,000                2,276
          Stamford Land Corp., Ltd.                                                                  4,308,000              736,238
          Straits Trading Co., Ltd.                                                                  2,884,200            4,804,440
     *    Sunright, Ltd.                                                                               196,000               30,171
          Superior Metal Printing, Ltd.                                                                552,000               53,673
          TT International, Ltd.                                                                     1,391,000              102,302
     *    Tuan Sing Holdings, Ltd.                                                                   4,197,000              269,641
     *    Ultro Technologies, Ltd.                                                                     693,000               22,333
          United Engineers, Ltd.                                                                     1,038,666            1,107,637
          United Industrial Corp., Ltd.                                                              7,075,000            4,853,048
     #    United Overseas Land, Ltd.                                                                 3,262,000            4,612,029
          United Pulp & Paper Co., Ltd.                                                                391,000              105,654
          WBL Corp., Ltd.                                                                              445,500            1,007,184
          Wing Tai Holdings, Ltd.                                                                    3,320,333            2,736,875
          Xpress Holdings, Ltd.                                                                        370,000               10,934
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      74,213,688
                                                                                                                 ------------------
RIGHTS/WARRANTS  -- (0.0%)
     *    Amtek Engineering, Ltd. Rights 12/02/05                                                      845,000              102,424
                                                                                                                 ------------------
TOTAL -- SINGAPORE                                                                                                       74,316,112
                                                                                                                 ------------------
NORWAY  -- (1.4%)
COMMON STOCKS  -- (1.4%)
     #    Aker Yards ASA                                                                                48,248            2,030,759
          Bonheur ASA                                                                                   51,125            4,055,877
     *    Dale of Norway Holding ASA                                                                    18,200                5,536
          DOF ASA                                                                                      277,000            1,228,437
          EDB Elektronisk Data Behandling ASA                                                            1,800               13,053
          Farstad Shipping ASA                                                                         123,600            1,644,125
   * #    Fjord Seafood ASA                                                                          5,983,246            4,174,058
     *    Fred Olsen Energy ASA                                                                        303,500            8,808,193
          Ganger Rolf ASA                                                                               93,700            6,869,955
          Gresvig ASA                                                                                   13,300               89,694
          Home Invest ASA                                                                                7,066                    0
     *    Independent Oil Tools ASA                                                                    137,172               44,780
     #    Kongsberg Gruppen ASA                                                                         57,000            1,059,998
     *    Kverneland ASA                                                                                39,457              438,338
          Leroy Seafood Group ASA                                                                        6,000               55,440
   * #    Merkantildata ASA                                                                          1,286,200              317,501
   * #    Nera ASA                                                                                     660,611            1,405,517
   * #    Ocean Rig ASA                                                                              1,123,849           12,054,619
          Odfjell ASA Series A                                                                         230,696            4,415,910
     *    Otrum ASA                                                                                      5,600               23,022
     *    Petrolia Drilling ASA                                                                        858,760              243,778
     *    SAS AB                                                                                        38,000              431,621
     *    Scana Industrier ASA                                                                          33,500               19,715
     *    Sinvest ASA                                                                                    6,003               50,936
     *    Software Innovation ASA                                                                       56,462              171,932
     #    Solstad Offshore ASA                                                                         191,960            2,539,756
     *    Sparebk Midt-Norge                                                                           364,870            3,924,368
     *    Tandberg Data ASA                                                                            176,700              275,556
     *    Tandberg Television ASA                                                                       13,000              157,675
     *    Telecomputing ASA                                                                              9,000               18,781
     *    TTS Marine ASA                                                                                42,000              198,635
     *    Tybring-Gjed ASA                                                                             163,020              149,270
          Veidekke ASA                                                                                   7,000              199,834
     #    Wilhelmsen (Wilhelm), Ltd. ASA Series A                                                      245,200            7,942,387
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      65,059,056
                                                                                                                 ------------------
RIGHTS/WARRANTS  -- (0.0%)
     *    Kverneland ASA Rights 12/19/05                                                                 9,641                    0
                                                                                                                 ------------------
TOTAL -- NORWAY                                                                                                          65,059,056
                                                                                                                 ------------------

BELGIUM  -- (1.4%)
COMMON STOCKS  -- (1.4%)
          Ackermans & Van Haaren SA                                                                      7,990              448,183
          Associated Weavers International                                                              20,791              196,704
          Banque Nationale de Belgique                                                                   1,183            4,140,457
          Bekaert SA                                                                                    58,225            4,594,498
          CFE (Compagnie Francois d'Entreprises)                                                         3,812            2,692,486
     #    Cofinimmo SA                                                                                  85,231           13,240,124
          Compagnie Maritime Belge SA                                                                  240,529            7,763,627
          D'Ieteren SA                                                                                  27,811            7,230,639
     #    Exmar NV                                                                                      29,600            2,789,267
          Floridienne NV                                                                                 1,900              159,264
     *    Immobel (Cie Immobiliere de Belgique SA)                                                      33,202            1,485,994
     *    Integrated Production & Test Engineering NV                                                   28,600              127,727
     *    Ion Beam Application SA                                                                      183,300            1,525,268
          Ipso-Ilg SA                                                                                   40,991              353,794
          Nord-Sumatra Investissements SA                                                                  421              328,640
     *    Papeteries Catala SA                                                                             450               63,666
          Quick Restaurants SA                                                                          38,332            1,026,514
     *    Quick Restaurants VVPR                                                                        27,380                  323
          Recticel SA                                                                                  110,285              955,369
          Rosier SA                                                                                        200               31,719
     *    Sait Radioholland                                                                             21,764               89,039
          Sapec SA                                                                                       7,671              850,767
     *    Spector Photo Group SA                                                                        11,701               40,662
     *    Systemat Datarelay SA                                                                         70,325              453,148
     *    Telindus Group SA                                                                            267,087            4,689,427
     #    Tessenderlo Chemie NV                                                                        235,667            7,492,974
          Warehouses De Pauw SCA                                                                        37,195            1,758,865
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      64,529,145
                                                                                                                 ------------------
RIGHTS/WARRANTS  -- (0.0%)
     *    Spector Photo Group SA Rights 12/08/05                                                        11,701                    0
                                                                                                                 ------------------
TOTAL -- BELGIUM                                                                                                         64,529,145
                                                                                                                 ------------------
GREECE  -- (1.2%)
COMMON STOCKS  -- (1.2%)
     *    A. Cambas Holding & Real Estate S.A.                                                          80,660              192,500
     *    Aegek S.A.                                                                                   369,814              285,535
     *    Agrotiki Insurance S.A.                                                                       44,150              171,632
          Alco Hellas ABEE S.A.                                                                        145,300              211,406
          Allatini Industrial & Commercial Co.                                                          58,400               88,871
     *    Alte Technological Co. S.A.                                                                  299,816               28,083
     *    Altec Information & Communication Systems S.A.                                               348,200              350,035
          Alumil Milonas S.A.                                                                           88,060              289,751
     *    Aluminum of Attica S.A.                                                                      337,348               75,569
          Anek Lines S.A.                                                                              258,359              349,011
          Arcadia Metal Industry C. Rokas S.A.                                                          84,011            1,029,661
     *    Aspis Bank S.A.                                                                              155,920              642,039
     *    Aspis Pronia General Insurance S.A.                                                          194,160              159,633
     *    Astir Palace Vouliagmenis S.A.                                                                11,930               86,261
          Athens Medical Center S.A.                                                                   418,340            1,353,643
          Athens Water Supply & Sewage Co. S.A.                                                         58,200              488,945
          Atlantic Super Market S.A.                                                                   129,593              268,950
          Attica Holdings S.A.                                                                         549,814            2,247,321
          Atti-Kat S.A.                                                                                378,008              251,755
          Bank of Greece                                                                                55,317            6,139,765
     *    Bitros Holdings S.A.                                                                          82,020              192,575
          Blue Star Maritime S.A.                                                                      517,346              778,516
          Chipita S.A.                                                                                 162,730              573,016
          Delta Holdings S.A.                                                                           64,300              773,305
          Edrasi Psalllidas Technical Co. S.A.                                                         117,012               92,106
          Egnatia Bank S.A.                                                                            457,070            2,160,469
          El. D. Mouzakis S.A.                                                                         123,900               85,278
          Elgeka S.A.                                                                                   18,970               48,689
     *    Empedos S.A.                                                                                  56,700                5,348
          Ergas S.A.                                                                                   104,948               36,954
          ETEM S.A. Light Metals Industry                                                              120,028              196,638

     *    Ethniki General Insurance Co. S.A.                                                            92,210              487,527
     *    Etma Rayon S.A.                                                                               39,176               78,495
     *    Euro Reliance General Insurance                                                               16,470               26,222
          Euromedica S.A.                                                                              109,200              215,486
     *    European Technical S.A.                                                                       98,150               26,615
     *    Fanco S.A.                                                                                    44,900               10,462
     *    Forthnet S.A.                                                                                 61,700              524,974
          Fourlis S.A.                                                                                 155,000            1,560,922
          Frigoglass S.A.                                                                              176,140            1,409,523
          G.Polyhronos S.A.                                                                             27,800               23,869
          General Commercial & Industry SA                                                              96,240               74,434
     *    General Hellenic Bank                                                                        174,018            1,816,952
          Halkor S.A.                                                                                  132,600              251,979
          Hatziioannou S.A.                                                                             97,400               99,327
          Hellas Can Packaging Manufacturers S.A.                                                       64,287              483,816
     *    Hellenic Cables S.A.                                                                         122,938              183,957
          Hellenic Fabrics S.A.                                                                         55,000              180,730
          Hellenic Sugar Industry S.A.                                                                  55,180              216,927
          Hellenic Technodomiki S.A.                                                                   707,510            3,478,376
          Hermes Real Estate S.A.                                                                      115,846              598,051
          Inform P. Lykos S.A.                                                                          32,320              167,333
          Intracom Constructions S.A.                                                                  129,640              140,156
          Intracom S.A.                                                                                817,326            4,749,602
     *    J Boutaris & Son Holding S.A.                                                                105,600               82,611
          J&P-Avax S.A.                                                                                 74,430              318,866
          Kalpinis - N. Simos Steel Service Center                                                      49,238              165,240
     *    Karatzis S.A.                                                                                 58,710              108,500
          Kathimerini S.A.                                                                              73,740              528,241
          Katselis Sons S.A.                                                                            21,000               68,771
     *    Keranis Holdings SA                                                                           53,625               18,853
          Kordellou Brothers S.A.                                                                       17,200               24,987
          Lambrakis Press S.A.                                                                         256,229              886,901
          Lavipharm S.A.                                                                               160,616              168,194
     *    Loulis Mills S.A.                                                                             77,428              144,378
          Mailis (M.J.) S.A.                                                                            86,950              330,859
     *    Maritime Company of Lesvos S.A.                                                              492,000              173,464
     *    Maxim S.A.                                                                                    61,360               20,665
     *    Mesochoritis Bros. Construction Co. S.A.                                                      89,900               40,049
          Michaniki S.A.                                                                               380,478              818,374
          Minoan Lines S.A.                                                                            347,287            1,262,232
          Mochlos S.A.                                                                                 679,690              223,699
          Mytilineos Holdings S.A.                                                                     128,870            2,444,193
          N. Levederis S.A.                                                                             24,700               21,360
          N.B.G. Real Estate Development Co.                                                           210,650            1,068,009
     *    Naoussa Spinning Mills S.A.                                                                  286,650               60,324
     *    Nexans Hellas S.A.                                                                            25,070               44,563
          Nikas S.A.                                                                                    35,183              192,775
          Notos Com.Holdings S.A.                                                                       11,808               46,389
          Pantechniki S.A.                                                                             201,405              329,020
     *    Parnassos Enterprises S.A.                                                                    93,550               72,839
     *    Pegasus Publishing & Printing S.A.                                                           217,030              468,523
     *    Petzetakis S.A.                                                                               88,200              149,290
     *    Pilias S.A.                                                                                   85,264               24,182
          Piraeus Leasing S.A.                                                                          23,551              175,213
     *    Prodeftiki Technical Co.                                                                     164,900               42,655
     *    Sanyo Hellas S.A.                                                                            323,808              376,964
          Sarantis S.A.                                                                                154,900            1,262,954
          Sato S.A.                                                                                     93,160              156,892
     *    Selected Textile Industry Assoc. S.A.                                                        171,500               82,224
          Sfakianakis S.A.                                                                              38,370              191,214
     *    Sheet Steel S.A.                                                                              77,100               17,200
     *    Shelman Hellenic-Swiss Wood S.A.                                                             155,548              256,476
          Silver and Baryte Ores Mining Co. S.A.                                                        88,550              845,054
          Spyroy Agricultural House S.A.                                                               103,200              133,955
     *    Stabilton S.A.                                                                               221,900               20,929
          Technical Olympic S.A.                                                                       626,840            3,461,941
     *    Technodomi M.Travlos Br. Com. & Constr. Co. S.A.                                              23,730                5,875
          Teletypos S.A. Mega Channel                                                                   24,180              106,892
          Terna Tourist Technical & Maritime S.A.                                                       33,100              234,852
     *    Themeliodomi S.A.                                                                            140,360               61,053
          Thrace Plastics Co. S.A.                                                                     210,660              347,753

     *    Varvaressos S.A. European Spinning Mills                                                      36,350               19,682
     *    Veterin S.A.                                                                                  62,096               63,351
          Vioter S.A.                                                                                  227,695              259,948
     *    Vis Container Manufacturing Co.                                                               12,511               30,401
     *    Zampa S.A.                                                                                     1,750               20,224
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      54,939,048
                                                                                                                 ------------------
RIGHTS/WARRANTS  -- (0.0%)
     *    Ethniki General Insurance Co. S.A. Rights 12/05/05                                            92,210               86,972
                                                                                                                 ------------------
TOTAL -- GREECE                                                                                                          55,026,020
                                                                                                                 ------------------
SPAIN  -- (1.1%)
COMMON STOCKS  -- (1.1%)
   * #    Amper SA                                                                                     101,200              936,079
   * #    Avanzit SA                                                                                    76,700              120,707
     *    Baron de Ley SA                                                                                5,914              290,690
          CAF (Construcciones y Auxiliar de Ferrocarriles SA)                                           11,875            1,215,864
          Cementos Portland SA                                                                          30,532            2,396,114
   * #    Dogi International Fabrics SA                                                                 21,900              121,537
     #    Duro Felguera SA                                                                              65,433            1,266,022
   * #    Ercros SA                                                                                  1,605,154            1,725,828
     *    Espanola del Zinc SA                                                                          53,703              116,501
     #    Funespana SA                                                                                  69,723              739,460
     #    Grupo Empresarial Ence SA                                                                    122,580            3,744,473
          Hullas del Coto Cortes                                                                         7,000               76,781
     #    Iberpapel Gestion SA                                                                          69,862            1,350,189
     #    Inbesos SA                                                                                    26,897              315,311
          Inmobiliaria Urbis SA                                                                        288,600            5,410,499
     *    La Seda de Barcelona SA Issue 05                                                             150,821              377,337
          Lingotes Especiales SA                                                                         5,342               34,457
   * #    LSB (La Seda de Barcelona SA) Series B                                                       211,150              528,273
   * #    Mecalux SA                                                                                   101,989            2,687,009
     *    Nicolas Correa SA                                                                             37,386              209,531
          Obrascon Huarte Lain SA                                                                      560,306            7,950,292
          Pescanova SA                                                                                  81,811            2,378,384
   * #    Service Point Solutions SA                                                                   107,966              284,587
          Tavex Algodonera SA                                                                          153,953              547,596
   * #    Tecnocom Telecomunicaciones y Energia SA                                                      41,893              293,590
          Tubacex SA                                                                                 1,140,716            5,056,471
          Tubos Reunidos SA                                                                             30,900              341,313
          Unipapel SA                                                                                   74,558            1,650,340
     #    Uralita SA                                                                                   672,840            3,028,654
     *    Urbanizzciones y Transportes SA                                                               79,329              121,890
          Vidrala SA, Alava                                                                             10,880              250,195
     #    Viscofan Industria Navarra de Envolturas Celulosicas SA                                      301,932            3,432,519
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      48,998,493
                                                                                                                 ------------------
RIGHTS/WARRANTS  -- (0.0%)
     *    Grupo Empresarial Ence SA Rights 11/26/05                                                    122,580              200,885
                                                                                                                 ------------------
TOTAL -- SPAIN                                                                                                           49,199,378
                                                                                                                 ------------------
DENMARK  -- (0.8%)
COMMON STOCKS  -- (0.8%)
     *    Almindelig Brand A.S.                                                                         70,255            2,792,898
          Amagerbanken A.S.                                                                              4,226              768,625
     #    Ambu International A.S. Series B                                                              12,160              203,669
          Amtssparekassen Fyn A.S.                                                                       4,181              870,261
     *    Andersen & Martini Series B                                                                    3,500               32,641
          Arkil Holdings A.S. Series B                                                                     680               91,096
          Bording (F.E.) A.S. Series B                                                                     475               26,298
     *    Brodrene Hartmann A.S. Series B                                                               13,560              330,153
     *    Brondbyernes I.F. Fodbold A.S. Series B                                                       14,400              177,224
          Codan A.S.                                                                                    52,500            2,754,955
          Dalhoff, Larsen & Hornemann A.S. Series B                                                      3,663              434,791
     #    Dampskibsselsk Torm A.S.                                                                      73,140            3,398,167

     *    Danionics A.S. Series A                                                                       12,586                4,152
     *    Denka Holding A.S.                                                                               400               72,584
          DFDS A.S., Copenhagen                                                                         40,095            2,287,605
          DiskontoBanken A.S.                                                                            1,401              376,767
          Djursland Bank                                                                                 2,365              209,521
          Egnsbank Han Herred                                                                            2,851              709,526
     #    F L Smidth & Co. A.S.                                                                        105,986            2,984,966
     *    Fimiston Resources & Technology, Ltd.                                                          2,700               66,199
          Forstaedernes Bank A.S.                                                                        6,931              695,416
     *    Genmab A.S.                                                                                    7,700              156,320
     *    Glostrup Plade Vaerksted Industri A.S.                                                         2,600               93,698
          Glunz & Jensen A.S.                                                                            1,300               16,512
     #    H&H International A.S. Series B                                                                  500               94,825
          Harboes Bryggeri A.S.                                                                          4,600              174,967
          Hedegaard (Peder P.) A.S.                                                                      1,406              131,036
          Hojgaard Holding A.S. Series B                                                                 7,075              273,832
          HVB Bank A.S.                                                                                  3,110              183,166
          Lan & Spar Bank A.S.                                                                           5,706              309,685
          Lokalbanken I Nordsjaelland A.S.                                                               3,450              183,084
     *    Migatronic Series B                                                                            1,294               50,413
          Mons Bank A.S.                                                                                   424               80,486
          Morso Bank                                                                                       240               45,799
          NKT Holding A.S.                                                                              57,585            2,401,356
          Nordjyske Bank A.S.                                                                            1,203              277,596
          Norresundby Bank A.S.                                                                            439              196,668
     *    NTR Holdings A.S.                                                                              6,050               92,355
          Per Aarsleff A.S. Series B                                                                     6,540              460,638
   * #    Pharmexa A.S.                                                                                 42,400              150,400
          Ringkjobing Bank                                                                               3,440              335,750
          Rockwool A.S.                                                                                 26,020            2,240,446
     *    RTX Telecom A.S.                                                                              11,600              206,961
          Salling Bank A.S.                                                                                500               64,034
          Sanistal A.S. Series B                                                                         6,370              598,719
     *    Scanbox Danmark A.S. Series B                                                                  3,400                1,038
          Scandinavian Brake Systems A.S.                                                                  510              103,367
          Schouw & Co. A.S.                                                                             57,885            1,938,912
     *    SDC Dandisc A.S.                                                                               4,000               39,299
          Skaelskor Bank                                                                                 3,600              127,634
          Skjern Bank A.S.                                                                               1,530              150,133
     *    Spaencom A.S.                                                                                    300               13,762
     #    Spar Nord Bank A.S.                                                                           11,919            1,757,196
          Sparbank Vest A.S.                                                                            11,870              721,466
          Sparekassen Faaborg A.S.                                                                       1,634              709,493
          Sydbank A.S.                                                                                  16,750              387,980
   * #    TK Development                                                                                77,240              999,452
     *    Torsana A.S. Series B                                                                            200                4,524
          Totalbanken A.S.                                                                                 600              113,923
     #    Treka A.S.                                                                                    26,230              616,581
          Vestfyns Bank A.S.                                                                               500               68,028
          Vestjysk Bank A.S.                                                                            23,830              951,396
          VT Holdings Shares B                                                                           5,900              280,390
                                                                                                                 ------------------
TOTAL -- DENMARK                                                                                                         37,090,834
                                                                                                                 ------------------
AUSTRIA  -- (0.7%)
COMMON STOCKS  -- (0.7%)
          Agrana Beteiligungs AG                                                                        23,296            2,110,185
          Allgemeine Sparkasse Baugesellschaft                                                             120               17,456
   * #    Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft                           273,399            2,136,182
          Boehler-Uddeholm AG                                                                           83,224           13,541,042
     *    CA Immobilien Anlagen AG                                                                     347,933            8,636,404
     *    Demeter Vermoegensverwaltung                                                                 105,381                    0
     *    Eybl International AG                                                                         16,503              324,406
     #    Flughafen Wien AG                                                                             86,865            5,520,153
          Frauenthal Holding AG                                                                          1,308              208,109
     *    General Partners Inmobilienbesitz AG                                                           5,900               10,712
          Lenzing AG                                                                                     2,010              407,882
          Linz Textil Holding AG                                                                           200               32,354
          Oberbank AG                                                                                    6,705              666,275
   * #    RHI AG, Wien                                                                                  31,752              881,555

          Rosenbauer International AG                                                                    1,462              105,964
     *    Wolford AG                                                                                    13,975              275,970
                                                                                                                 ------------------
TOTAL -- AUSTRIA                                                                                                         34,874,649
                                                                                                                 ------------------
IRELAND  -- (0.7%)
COMMON STOCKS  -- (0.7%)
          Abbey P.L.C.                                                                                 312,231            3,382,618
     *    Ardagh P.L.C.                                                                                 77,019              336,701
     *    Datalex P.L.C.                                                                               433,039              347,151
          Donegal Creameries P.L.C.                                                                     28,204              142,723
     *    Dragon Oil P.L.C.                                                                          2,523,854            6,850,221
          Fyffes P.L.C.                                                                                700,000            1,685,504
          Grafton Group P.L.C.                                                                         124,009            1,145,263
          Greencore Group P.L.C.                                                                     1,845,747            7,265,589
          IFG Group P.L.C.                                                                             368,564              599,168
     *    Iona Technologies P.L.C.                                                                     146,143              422,018
          Irish Intercontental Group P.L.C.                                                            321,133            3,635,240
          Jurys Hotel Group P.L.C.                                                                     201,596            4,381,074
          McInerney Holdings P.L.C.                                                                      1,810               18,829
     *    Oakhill Group P.L.C.                                                                          69,119                8,149
          Qualceram Shires P.L.C.                                                                       30,338               43,995
          Readymix P.L.C.                                                                              834,473            2,292,954
     *    Waterford Wedgwood P.L.C.                                                                 14,057,269              911,540
                                                                                                                 ------------------
TOTAL -- IRELAND                                                                                                         33,468,737
                                                                                                                 ------------------
NEW ZEALAND -- (0.5%)
COMMON STOCKS -- (0.5%)
     *    AFFCO Holdings, Ltd.                                                                       4,822,896            1,387,527
          CDL Hotels New Zealand, Ltd.                                                               3,112,559            1,310,468
          CDL Investments New Zealand, Ltd.                                                            886,094              242,360
          Colonial Motor Co., Ltd.                                                                     207,470              430,691
     *    Evergreen Forests, Ltd.                                                                      648,900              133,500
          Fisher & Paykel Apppliances Holdings, Ltd.                                                   131,412              299,766
     #    Fletcher Challenge Forests, Ltd.                                                             352,153              875,718
          Met Lifecare, Ltd.                                                                           161,905              440,874
          New Zealand Refining Co., Ltd.                                                               121,000              485,174
          Northland Port Corp. (New Zealand), Ltd.                                                      24,300               48,727
     *    Pan Pacific Petroleum NL                                                                     374,079               31,883
          Pyne Gould Guinness, Ltd.                                                                    560,908              894,014
          Richina Pacific, Ltd.                                                                        929,648              334,203
     *    Rubicon, Ltd.                                                                              2,390,292            1,539,767
          Sanford, Ltd.                                                                                835,302            2,490,576
     *    Sky Network Television, Ltd.                                                               1,014,753            4,558,155
          South Port New Zealand, Ltd.                                                                  71,088               58,605
     *    Tasman Farms, Ltd.                                                                           228,576                    0
          Taylors Group, Ltd.                                                                           42,000               53,176
          Tourism Holdings, Ltd.                                                                     1,003,376            1,043,034
     *    Tower, Ltd.                                                                                3,338,616            4,678,440
     *    Trans Tasman Properties, Ltd.                                                              4,170,588            1,463,120
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      22,799,778
                                                                                                                 ------------------
RIGHTS/WARRANTS  -- (0.0%)
     *    Pan Pacific Petroleum NL Rights 12/06/05                                                     187,039                3,944
                                                                                                                 ------------------
TOTAL -- NEW ZEALAND                                                                                                     22,803,722
                                                                                                                 ------------------
CANADA  -- (0.3%)
COMMON STOCKS  -- (0.3%)
     *    Agricore United                                                                               18,400              107,878
     *    Algoma Steel, Inc.                                                                            84,900            1,929,926
     *    ATS Automation Tooling System, Inc.                                                          181,700            2,077,639
     *    Ballard Power Systems, Inc.                                                                  102,300              453,342
     *    Canam Group, Inc. Class A Subordinate Voting                                                  17,100              106,266
     *    Clarke, Inc.                                                                                   6,500              105,859
          Cogeco Cable, Inc. Subordinate Voting                                                         54,000            1,084,953

     *    Corus Entertainments, Inc. Class B Non-Voting                                                 23,400              581,665
     *    Dundee Corp. Class A Subordinate Voting                                                        4,100               99,983
     *    Dynetek Industries, Ltd.                                                                       7,000               12,000
     *    Forzani Group, Ltd. Class A                                                                   42,000              459,006
     *    Golden Star Resources, Ltd.                                                                  153,800              350,669
     *    Heroux-Devtek, Inc.                                                                           11,800               35,400
     *    Hummingbird, Ltd.                                                                              1,700               35,992
     *    Husky Injection Molding Systems, Ltd.                                                         49,500              173,960
     *    Intertape Polymer Group, Inc.                                                                 52,300              403,463
     *    Kingsway Financial Services, Inc.                                                             63,300            1,183,365
          Laurentian Bank of Canada                                                                     34,000              885,955
     *    Magellan Aerospace Corp.                                                                      30,300               69,085
     *    Martinrea International, Inc.                                                                  2,500               12,000
     *    Pacific Northern Gas, Ltd.                                                                     1,200               19,996
     *    Paladin Labs, Inc.                                                                             6,000               31,629
     *    Royal Group Technologies, Ltd.                                                                12,300              109,226
     *    Saskatchewan Wheat Pool                                                                      141,300              738,808
          Sico, Inc.                                                                                     9,200              103,699
     *    Sino-Forest Corp.                                                                            282,700            1,056,505
                                                                                                                 ------------------
TOTAL -- CANADA                                                                                                          12,228,269
                                                                                                                 ------------------
PORTUGAL  -- (0.2%)
COMMON STOCKS  -- (0.2%)
          Corticeira Amorim Sociedad Gestora Participacoes Sociais SA                                2,306,331            3,935,849
          EFACEC Capital SGPS SA                                                                       222,131              827,357
          Finibanco Holdings SGPS SA                                                                   129,334              302,428
     *    Gescartao SGPS SA                                                                            110,852            1,634,825
     *    Investimentos Participacoes e Gestao SA Inapa                                                440,502            1,463,255
          Mota-Engil SGPS SA                                                                            31,300              118,149
     *    Papelaria Fernandes-Industria e Comercia SA                                                    2,000                4,975
     *    Sociedade Construcoes Soares da Costa SA                                                     294,047              458,284
     *    Sonae Industria-Sociedade Gestora de Participacoes Sociais SA                                 18,110              124,480
     *    Sumolis - Companhia Industrial de Fruitas e Bebidas SA                                        59,147              109,236
     *    Tertir Terminais de Portugal SA                                                               80,798              245,939
                                                                                                                 ------------------
TOTAL -- PORTUGAL                                                                                                         9,224,777
                                                                                                                 ------------------
MALAYSIA  -- (0.0%)
PREFERRED STOCKS -- (0.0%)
     *    Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred
          Shares                                                                                        28,880                1,682
                                                                                                                 ------------------
COMMON STOCKS -- (0.0%)
     *    Promet Berhad                                                                                201,000                    0
     *    Rekapacific Berhad                                                                           130,000                    0
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                               0
                                                                                                                 ------------------
TOTAL -- MALAYSIA                                                                                                             1,682
                                                                                                                 ------------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             -----------------
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (11.6%)
     ^    Repurchase Agreement, Bear Stearns, 3.95%, 12/01/05 (Collateralized by
             $11,660,100 U.S. STRIPS, 02/15/09, valued at $10,150,065) to be
             repurchased at $9,951,044                                                       $           9,950            9,949,952
     ^    Repurchase Agreement, Deutsche Bank Securities, 3.97%, 12/01/05
             (Collateralized by $205,792,000 U.S. Treasury Bill 3.76%, 01/05/06;
             U.S. Treasury Bond 7.25%, 08/15/22; & U.S. Treasury Note 2.25%,
             04/30/06, valued at $239,700,439) to be repurchased at $235,025,915                       235,000          235,000,000
     ^    Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05
             (Collateralized by $522,616,681 U.S. STRIPS, rates ranging from 0%
             to 8.875%, maturities ranging from 05/15/06 to 11/15/27, valued at
             $297,840,000) to be repurchased at $292,032,201                                           292,000          292,000,000
          Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
             (Collateralized by $6,092,000 FHLMC Notes 4.00%, 09/22/09, valued at
             $5,970,160) to be repurchased at $5,881,634                                                 5,881            5,881,000
                                                                                                                 ------------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                        542,830,952
                                                                                                                 ------------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $3,744,849,306)                                                                                            $    4,659,432,959
                                                                                                                 ==================

                 See accompanying Notes to Financial Statements.

                     EMERGING MARKETS CORE EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                             -----------------   -----------------
UNITED STATES -- (16.2%)
COMMON STOCKS -- (16.1%)
       *   Alvarion, Ltd.                                                                                2,700   $          24,057
           America Movil S.A. de C.V. ADR                                                               83,920           2,410,182
           AngloGold Ashanti, Ltd. ADR                                                                  34,247           1,442,141
           Aracruz Celulose SA ADR                                                                      10,800             421,200
       *   AudioCodes, Ltd. ADR                                                                          8,275              85,398
           Banco Bradesco SA ADR                                                                        34,900           2,142,860
       *   Banco de Chile Series F ADR                                                                   1,416              59,019
           Banco Itau Holding Financeira SA ADR                                                         76,000           1,927,360
           Banco Santander Chile Sponsored ADR                                                           6,781             293,278
           Brasil Telecom Participacoes SA ADR                                                          14,161             549,447
           Brasil Telecom SA ADR                                                                        16,544             230,292
       *   Braskem SA Special Preferred A ADR                                                           11,500             207,115
           Cemex S.A. de C.V. ADR                                                                       59,366           3,342,306
           Cia Telecom de Chile ADR                                                                     56,838             528,593
           Coca-Cola Femsa S.A. de C.V. ADR                                                             11,420             287,670
           Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR                                 13,634             436,152
           Companhia Energetica de Minas Gerais SA ADR                                                  25,778           1,047,618
       *   Companhia Paranaense de Energia ADR                                                           8,100              70,389
           Companhia Siderurgica Nacional SA ADR                                                        42,800             891,524
           Compania Cervecerias Uni ADR                                                                  6,474             166,058
           Contax Participacoes SA ADR                                                                  46,700              54,111
       *   Controladora Comercial Mexicana SA de CV GDR                                                  1,000              29,490
           Distribucion y Servicio D&S SA ADR                                                           18,865             386,732
           Embotelladora Andina SA Series B ADR                                                          2,000              30,400
       *   Embratel Participacoes SA ADR                                                                12,781             172,799
           Empresa Brasileira de Aeronautica SA ADR                                                     19,025             717,433
           Empresa Nacional de Electricidad SA ADR                                                      22,800             683,088
       *   Enersis SA ADR                                                                               61,802             708,869
           Fomento Economico Mexicano S.A. de C.V. ADR                                                  20,940           1,423,711
           Gerdau SA ADR                                                                                61,100             901,225
           Grupo Televisia S.A. de C.V. ADR                                                             14,030           1,113,982
           Industrias Bachoco S.A. de C.V. ADR                                                           2,500              45,250
       *   Kookmin Bank Sponsored ADR                                                                   13,040             860,510
       *   Koor Industries, Ltd. ADR                                                                     8,030              85,760
       *   Lipman Electronic Engineering, Ltd. ADR                                                       6,508             145,844
       *   NICE Systems, Ltd. ADR                                                                        2,300             103,155
           Partner Communications Co., Ltd. ADR                                                          5,986              47,888
       *   Perdigao SA ADR                                                                                 800              50,712
           Philippine Long Distance Telephone Co. ADR                                                    3,600             113,760
           POSCO Sponsored ADR                                                                          17,600             875,776
           PT Indosat Tbk ADR                                                                            7,770             210,645
           PT Telekomunikasi Indonesia Tbk ADR                                                          31,212             689,161
       *   Shinhan Financial Group Co., Ltd. ADR                                                         3,810             297,523
           Sociedad Quimica y Minera de Chile SA ADR                                                     2,100             242,550
           Tele Norte Leste Participacoes SA ADR                                                        46,700             868,620
           Telefonos de Mexico S.A. de C.V. ADR                                                        106,300           2,384,309
       *   Telemig Celular Participacoes SA ADR                                                          1,563              58,269
           Telesp Celular Participacoes SA ADR                                                          10,300              36,565
           Telesp Participacoes SA ADR                                                                   4,000              83,680
           Teva Pharmaceutical Industries, Ltd. ADR                                                     71,292           2,914,417
           Tim Participacoes SA ADR                                                                     17,100             438,615
       *   Turkcell Iletisim Hizmetleri A.S. ADR                                                         8,000             122,000
       *   TV Azteca S.A. de C.V. ADR                                                                    5,000              43,500
           Vale do Rio Doce Companhia ADR                                                               38,800           1,468,192
           Votorantim Celulose e Papel SA ADR                                                           26,100             321,813
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     35,293,013
                                                                                                                 -----------------
PREFERRED STOCKS -- (0.1%)
           Companhia de Bebidas das Americas ADR                                                         1,700              66,640
                                                                                                                 -----------------
TOTAL -- UNITED STATES                                                                                                  35,359,653
                                                                                                                 -----------------

TAIWAN  -- (12.0%)
COMMON STOCKS  -- (12.0%)
       *   Ability Enterprise Co., Ltd.                                                                 43,000              35,473
       *   Accton Technology Corp.                                                                     102,000              45,859
           Acer, Inc.                                                                                  159,880             354,035
           Advanced Semiconductor Engineering, Inc.                                                    293,663             211,516
           Advantech Co., Ltd.                                                                          22,000              56,149
           Altek Corp.                                                                                  26,000              38,215
           Amtran Technology Co., Ltd.                                                                 111,000              36,550
       *   Arima Computer Corp.                                                                        422,000              88,625
           Asia Cement Corp.                                                                           168,480              93,603
       *   Askey Computer Co., Ltd.                                                                    119,000              46,606
           Asustek Computer, Inc.                                                                      110,000             310,710
           Au Optronics Corp.                                                                          583,650             832,866
           Bank of Kaohsiung Co., Ltd.                                                                  72,000              38,993
           Benq Corp.                                                                                  235,850             212,414
           Bes Engineering Corp.                                                                     1,100,000             143,363
           Catcher Co., Ltd.                                                                            13,690              96,130
           Cathay Financial Holdings Co., Ltd.                                                         260,000             470,222
       *   Cathay Real Estate Development Co., Ltd.                                                    212,000              65,049
           Chang Hwa Commercial Bank                                                                   652,000             305,417
           Cheng Loong Corp.                                                                           154,000              36,126
           Cheng Shin Rubber Industry Co., Ltd.                                                         91,910              70,661
           Cheng Uei Precision Industry Co., Ltd.                                                       19,800              65,897
           Chi Mei Optoelectronic Corp.                                                                420,930             508,574
       *   Chia Hsin Cement Corp.                                                                      236,000              96,646
           China Airlines                                                                              207,565              98,386
       *   China Development Financial Holding Corp.                                                 1,355,000             487,738
       *   China Hi-Ment Corp.                                                                          45,000              34,772
           China Man-Made Fiber Co., Ltd.                                                              133,662              32,632
           China Metal Products Co., Ltd.                                                               52,000              31,604
           China Motor Co., Ltd.                                                                       145,440             133,800
       *   China Petrochemical Development Corp.                                                       326,000              68,889
           China Steel Corp.                                                                           774,700             578,167
           China Synthetic Rubber Corp.                                                                100,000              36,608
           Chinatrust Financial Holdings Co., Ltd.                                                     640,896             515,919
           Chinese Maritime Transport, Ltd.                                                             56,000              30,705
           Chin-Poon Industrial Co., Ltd.                                                               64,000              34,332
           Chroma Ate, Inc.                                                                             58,000              46,317
           Chun Yuan Steel Industrial Co., Ltd.                                                        202,000              89,028
           Chung Hwa Pulp Corp.                                                                        432,000             152,456
           Chungwa Picture Tubes Co., Ltd.                                                             996,604             251,564
       *   CMC Magnetics Corp.                                                                         465,000             161,728
           Compal Communications, Inc.                                                                  19,000              57,920
           Compal Electronics, Inc.                                                                    215,228             188,479
       *   Compeq Manufacturing Co., Ltd.                                                              126,000              57,133
           Continental Engineering Corp.                                                               214,240              78,572
       *   Cosmos Bank Taiwan                                                                          314,000             115,494
           CTCI Corp.                                                                                  187,860              78,313
           Delta Electronics Industrial Co., Ltd.                                                       63,543             127,619
           Diamond Flower Electric Instrument Co., Ltd.                                                 31,000              35,818
           D-Link Corp.                                                                                 78,100              89,498
           E.Sun Financial Holding Co., Ltd.                                                           300,760             188,153
           Elite Semiconductor Memory Technology, Inc.                                                  82,000              99,937
       *   Elitegroup Computer Systems Co., Ltd.                                                        84,000              57,388
       *   EnTie Commercial Bank                                                                       149,000              51,942
       *   ET Internet Technology Corp.                                                                142,669              36,262
           Eternal Chemical Co., Ltd.                                                                   86,900              55,429
           Eva Airways Corp.                                                                           229,010             101,528
           Evergreen International Storage & Transport Corp.                                           129,000              48,196
           Evergreen Marine Corp., Ltd.                                                                121,000              76,469
           Everlight Electronics Co., Ltd.                                                              45,000              81,291
           Far East Textile, Ltd.                                                                      353,760             215,830
           Far Eastern Department Stores, Ltd.                                                         118,750              67,218
           Far Eastern International Bank                                                              197,896              94,870
           Federal Corp.                                                                                99,000              42,435
           Feng Hsin Iron & Steel Co., Ltd.                                                             51,700              35,391
           Feng Tay Enterprise Co., Ltd.                                                                98,000             101,026
           First Financial Holding Co., Ltd.                                                           604,450             420,181
           Formosa Chemicals & Fiber Co., Ltd.                                                         130,000             204,368
           Formosa Plastics Corp.                                                                      211,380             316,872
           Formosa Taffeta Co., Ltd.                                                                   103,020              48,322
           Formosan Rubber Group, Inc.                                                                  84,000              30,255
           Foxconn Technology Co., Ltd.                                                                 19,800              91,914
           Fu Sheng Industrial Co., Ltd.                                                                42,120              46,413
           Fubon Financial Holding Co., Ltd.                                                           400,000             319,053
           Fuh-Hwa Financial Holding Co., Ltd.                                                         313,292             123,777
           Giant Manufacture Co., Ltd.                                                                  60,000             109,144
           Giga-Byte Technology Co., Ltd.                                                               99,750              90,047

           Globe Union Industrial Corp.                                                                 38,000              28,978
           Gold Circuit Electronics, Ltd.                                                              291,000             142,899
       *   Goldsun Development & Construction Co., Ltd.                                                203,840              50,419
           Greatek Co., Ltd.                                                                           108,000             116,488
           High Tech Computer Corp.                                                                      9,600             141,627
           Hon Hai Precision Industry Co., Ltd.                                                        139,920             709,646
           Hong Tai Electric Industrial Co., Ltd.                                                       99,000              29,938
           Hotai Motor Co., Ltd.                                                                        23,000              58,625
           Hsinchu International Bank                                                                  153,200              75,057
           Hua Nan Financial Holding Co., Ltd.                                                         367,040             230,529
           Hung Poo Construction Corp.                                                                  71,000              38,911
       *   Hung Sheng Construction Co., Ltd.                                                            84,000              50,164
           Ichia Technologies, Inc.                                                                     38,000              29,378
           Inventec Corp.                                                                              225,480             130,336
           Johnson Health Tech Co., Ltd.                                                                 9,000              35,509
           Kaulin Manufacturing Co., Ltd.                                                               32,000              27,136
           Kendra Rubber Industrial Co., Ltd.                                                           87,000              39,259
           King Yuan Electronics Co., Ltd.                                                              82,627              60,753
       *   King's Town Construction Co., Ltd.                                                           40,000              29,684
           Kinpo Electronics, Inc.                                                                     126,000              51,674
           Knowledge-Yield-Excellence Systems Corp.                                                     44,000              33,744
           Largan Precision Co., Ltd.                                                                    9,450             117,228
           Lee Chang Yung Chemical Industry Corp.                                                       42,000              27,530
       *   Leofoo Development Co., Ltd.                                                                 60,000              33,499
           Lien Hwa Industrial Corp.                                                                   139,000              44,929
           Lite-On Technology Corp.                                                                    182,580             229,266
       *   Macronix International Co., Ltd.                                                            897,000             106,541
           Media Tek, Inc.                                                                              35,200             366,397
           Mega Financial Holding Co., Ltd.                                                            861,000             564,034
           Meiloon Co., Ltd.                                                                            73,000              33,002
           Merida Industry Co., Ltd.                                                                    55,000              34,527
           Micro-Star International Co., Ltd.                                                          125,770              70,769
           Mitac International Corp.                                                                    61,352              84,172
           Nan Ya Plastic Corp.                                                                        407,260             489,210
       *   Nankang Rubber Tire Co., Ltd.                                                                47,000              45,242
           Nanya Technology Co., Ltd.                                                                  273,179             137,946
           National Petroleum Co., Ltd.                                                                 67,000              48,061
           Nien Hsing Textile Co., Ltd.                                                                 56,000              35,849
           Nien Made Enterprise Co., Ltd.                                                               76,000              90,239
           Optimax Technology Corp.                                                                     55,654              95,164
           Oriental Union Chemical Corp.                                                                56,100              36,070
       *   Pan-International Industrial Corp.                                                           66,000              89,552
           Phoenix Precision Technology Corp.                                                          104,000             165,017
           Phoenixtec Power Co., Ltd.                                                                   54,000              56,424
           Pihsiang Machinery Mfg. Co., Ltd.                                                            23,000              33,899
           Pou Chen Corp.                                                                              210,495             130,408
           Premier Image Technology Corp.                                                               54,590              67,449
           President Chain Store Corp.                                                                  39,000              71,492
       *   Prince Housing & Development Corp.                                                          228,000              41,896
       *   Prodisc Technology, Inc.                                                                    175,000              23,049
           Quanta Computer, Inc.                                                                        88,200             135,093
           Quanta Display, Inc.                                                                        547,922             178,353
           Realtek Semiconductor Corp.                                                                 105,000             117,408
       *   Ritek Corp.                                                                                 355,000             111,595
       *   Ruentex Industries, Ltd.                                                                    266,000              94,839
       *   Sampo Corp.                                                                                 536,000              74,092
           Sanyang Industrial Co., Ltd.                                                                262,000              92,421
       *   Senao International Co., Ltd.                                                                61,000              31,818
           Sheng Yu Steel Co., Ltd.                                                                    116,000              83,776
           Shihlin Electric & Engineering Corp.                                                         60,000              42,005
       *   Shihlin Paper Corp.                                                                          69,000              45,873
           Shin Kong Financial Holding Co., Ltd.                                                       213,684             160,540
       *   Shinkong Synthetic Fibers Co., Ltd.                                                         450,000              79,417
       *   Silicon Integrated Systems Corp.                                                            121,000              87,922
           Siliconware Precision Industries Co., Ltd.                                                  113,710             119,641
           Sincere Navigation Corp.                                                                     86,000              73,377
           SinoPac Holdings Co., Ltd.                                                                  522,000             237,055
           Sintek Photronics Corp.                                                                     448,166             127,061
           Sinyi Realty, Inc.                                                                           21,000              34,809
           Standard Foods Taiwan, Ltd.                                                                  78,000              32,862
           Sunplus Technology Co., Ltd.                                                                 95,886              96,309
           Sunrex Technology Corp.                                                                      36,000              35,210
           Synnex Technology International Corp.                                                        78,500              92,537
       *   Systex Corp., Ltd.                                                                          292,000              75,951
       *   Ta Chong Bank, Ltd.                                                                         166,000              45,448
       *   Taichung Commercial Bank                                                                    309,000              65,181
           Tainan Business Bank                                                                        360,653             112,063

           Tainan Spinning Co., Ltd.                                                                   206,000              42,931
           Taishin Financial Holdings Co., Ltd.                                                        452,385             237,823
           Taiwan Acceptance Corp.                                                                      56,000              44,967
       *   Taiwan Business Bank                                                                        389,000              96,393
           Taiwan Cement Corp.                                                                         229,600             143,464
           Taiwan Fu Hsing Industrial Co., Ltd.                                                         28,000              29,721
           Taiwan Glass Ind. Corp.                                                                     108,700              81,599
           Taiwan Green Point Enterprises Co., Ltd.                                                     34,183              76,073
       *   Taiwan Kolin Co., Ltd.                                                                      143,000              33,036
           Taiwan Life Insurance Co., Ltd                                                               34,100              42,760
           Taiwan Mask Corp.                                                                            72,000              30,200
           Taiwan Navigation Co., Ltd.                                                                  80,000              40,892
       *   Taiwan Paiho Co., Ltd.                                                                       62,000              34,965
           Taiwan Polypropylene Co., Ltd.                                                               55,000              29,816
           Taiwan Secom                                                                                 65,280              94,079
           Taiwan Semiconductor Manufacturing Co., Ltd.                                                969,849           1,723,904
           Taiwan Sogo Shinkong Security Co., Ltd.                                                      84,000              54,082
           Taiwan Styrene Monomer Corp.                                                                 92,220              39,848
       *   Taiwan Tea Corp.                                                                            234,654              39,761
       *   Tatung Co., Ltd.                                                                            647,000             164,194
       *   Teco Electric & Machinery Co., Ltd.                                                         297,000              80,792
           Test-Rite International Co., Ltd.                                                           140,741              92,344
           The Ambassador Hotel                                                                         65,000              57,939
       *   The Chinese Bank                                                                            341,000              37,308
       *   The Farmers Bank of China                                                                   112,000              26,220
           Ton Yi Industrial Corp.                                                                     398,000              74,449
           Tong Yang Industry Co., Ltd.                                                                 72,000              84,176
           Transcend Information, Inc.                                                                  21,994              39,329
           Tsann Kuen Enterprise Co., Ltd.                                                              66,000             100,262
           TSRC Corp.                                                                                  210,000             111,257
           Tung Ho Steel Enterprise Corp.                                                               81,400              43,571
           TYC Brother Industrial Co., Ltd.                                                             54,000              35,403
           U-Ming Marine Transport Corp.                                                                37,200              38,708
       *   Union Bank of Taiwan                                                                        159,000              44,999
           Uni-President Enterprises Corp.                                                             430,000             181,944
           United Integration Service Co., Ltd.                                                         56,000              42,424
           United Microelectronics Corp.                                                             1,630,823             906,113
           Universal Scientific Industrial Co., Ltd.                                                   282,000              90,373
           UPC Technology Corp.                                                                        266,000              78,967
           USI Corp.                                                                                   320,000              85,812
       *   Via Technologies, Inc.                                                                      185,000             103,066
           Walsin Lihwa Corp.                                                                          697,021             216,661
           Walsin Technology Corp., Ltd.                                                                69,000              38,184
           Wan Hai Lines Co., Ltd.                                                                     131,584              79,810
           Waterland Financial Holdings                                                                367,000             121,232
       *   Wei Chuan Food Corp.                                                                        118,000              34,402
       *   Winbond Electronics Corp.                                                                   604,000             169,151
           Wintek Corp.                                                                                 74,041              99,941
       *   Wistron Corp.                                                                                90,000             110,900
           Wus Printed Circuit Co., Ltd.                                                               145,000              44,805
           Ya Hsin Industrial Co., Ltd.                                                                113,261             108,006
       *   Yageo Corp.                                                                                 573,000             199,054
           Yang Ming Marine Transport Corp.                                                            230,000             143,880
           Yieh Phui Enterprise Co., Ltd.                                                              213,750              73,006
           Yuen Foong Yu Paper Manufacturing Co., Ltd.                                                 263,490              86,284
           Yulon Motor Co., Ltd.                                                                        88,305              92,277
           Yung Chi Paint & Varnish Manufacturing Co., Ltd.                                             28,000              30,687
           Yung Shin Pharmaceutical Industrial Co., Ltd.                                                58,000              52,960
           Yung Tay Engineering Co., Ltd.                                                              170,000             106,867
           Zinwell Corp.                                                                                53,000              38,151
           Zyxel Communication Corp.                                                                    25,080              45,345
                                                                                                                 -----------------
TOTAL -- TAIWAN                                                                                                         26,316,739
                                                                                                                 -----------------
SOUTH AFRICA -- (11.5%)
COMMON STOCKS -- (11.5%)
           ABSA Group, Ltd.                                                                             11,548             163,558
           ADCorp Holdings, Ltd.                                                                        11,257              36,932
           Advtech, Ltd.                                                                               128,389              39,657
           Aeci, Ltd.                                                                                   33,085             271,180
           Afgri, Ltd.                                                                                  65,248              52,314
           African Life Assurance Co., Ltd.                                                             11,174              38,606
           African Oxygen, Ltd.                                                                         35,532             140,040
       *   African Rainbow Minerals, Ltd.                                                               24,266             151,732
           Alexander Forbes, Ltd.                                                                       79,468             172,686
           Allied Electronics Corp., Ltd.                                                               33,124             117,412

           Allied Technologies, Ltd.                                                                    14,937             117,737
           Anglo American Platinum Corp., Ltd.                                                           3,906             257,260
           Argent Industrial, Ltd.                                                                      20,301              36,177
           Aspen Pharmacare Holdings, Ltd.                                                              35,992             182,281
           Astral Foods, Ltd.                                                                            7,714              82,304
           Aveng, Ltd.                                                                                 117,720             335,257
           AVI, Ltd.                                                                                   105,003             251,063
           Barloworld, Ltd.                                                                             46,298             730,667
           Bidvest Group, Ltd.                                                                          32,369             438,013
           Bytes Technology Group, Ltd.                                                                 18,000              26,296
           Capitec Bank Holdings, Ltd.                                                                  18,671              68,655
           Caxton & CTP Publishers & Printers, Ltd.                                                    105,098             209,573
           Ceramic Industries, Ltd.                                                                      9,393             179,906
           City Lodge Hotels, Ltd.                                                                       2,577              15,800
       *   Datatec, Ltd.                                                                                41,239             123,048
           Delta Electrical Industries, Ltd.                                                             9,226              47,459
       *   Dimension Data Holdings PLC                                                                 337,671             216,580
       *   Discovery Holdings, Ltd.                                                                     43,282             144,227
           Distell Group, Ltd.                                                                          43,467             201,164
           Dorbyl, Ltd.                                                                                 16,666              30,406
       *   Durban Roodeport Deep, Ltd.                                                                  24,386              33,821
           Edgars Consolidated Stores, Ltd.                                                             54,301             253,609
           Ellerine Holdings, Ltd.                                                                      22,032             202,421
           Famous Brands, Ltd.                                                                          24,871              37,463
           Firstrand, Ltd.                                                                             377,831             921,911
           Foschini, Ltd.                                                                               32,481             227,455
           Gold Reef Casino Resorts, Ltd.                                                               18,312              39,311
           Grindrod, Ltd.                                                                              132,515             244,454
           Group Five, Ltd.                                                                             16,348              47,173
       *   Harmony Gold Mining Co., Ltd.                                                                70,999             864,352
           Highveld Steel & Vanadilum Corp., Ltd.                                                       10,726             138,801
           Hudaco Industries, Ltd.                                                                       8,831              54,591
           Iliad Africa, Ltd.                                                                           33,810              55,128
           Illovo Sugar, Ltd.                                                                          122,998             203,164
           Impala Platinum Holdings, Ltd.                                                               10,528           1,374,121
           Imperial Holdings, Ltd.                                                                      30,758             583,513
           Investec, Ltd.                                                                                9,280             370,221
           JD Group, Ltd.                                                                               34,456             385,321
       *   Johnic Communications, Ltd.                                                                  32,113             233,119
           Lereko Mobility, Ltd.                                                                         1,479               8,445
           Liberty Group, Ltd.                                                                          30,350             337,348
           Massmart Holdings, Ltd.                                                                      20,721             160,735
           Medi-Clinic Corp., Ltd.                                                                      80,944             252,763
           Metair Investment, Ltd.                                                                       2,436              87,330
       *   Metorex, Ltd.                                                                                78,170              82,052
           Metropolitan Holdings, Ltd.                                                                 173,932             281,978
           Mittal Steel South Africa, Ltd.                                                              29,753             258,321
           Mr. Price Group, Ltd.                                                                        48,390             121,162
           MTN Group, Ltd.                                                                              94,428             785,421
           Murray & Roberts Holdings, Ltd.                                                              95,773             279,775
           Mvelaphanda Group, Ltd.                                                                      70,598              82,717
       *   Nampak, Ltd.                                                                                136,994             339,669
           Naspers, Ltd. Series N                                                                       36,735             588,105
           Nedbank Group, Ltd.                                                                          42,270             571,213
           Network Healthcare Holdings, Ltd.                                                           226,001             228,064
           New Clicks Holdings, Ltd.                                                                    28,723              36,603
           Northam Platinum, Ltd.                                                                       82,136             226,493
           Oceana Group, Ltd.                                                                           69,758             167,382
           Old Mutual PLC                                                                              655,240           1,696,289
           Omnia Holdings, Ltd.                                                                          5,787              33,557
           Peregrine Holdings, Ltd.                                                                    139,894             129,680
           Pick'n Pay Stores, Ltd.                                                                      37,978             155,687
           Pretoria Portland Cement Co., Ltd.                                                            1,843              88,299
           Primedia, Ltd. N Shares                                                                      39,829              83,095
           PSG Group, Ltd.                                                                              75,576             135,991
           Rainbow Chicken, Ltd.                                                                       111,009             145,795
           Reunert, Ltd.                                                                                34,220             268,962
       *   Sanlam, Ltd.                                                                                402,271             817,545
           Santam, Ltd.                                                                                 23,118             257,038
           Sappi, Ltd.                                                                                  39,717             424,841
           Shoprite Holdings, Ltd.                                                                      48,471             126,582
           Spur Corp., Ltd.                                                                             29,037              34,251
           Standard Bank Group, Ltd.                                                                   174,749           1,846,141
       *   Steinhoff International Holdings, Ltd.                                                      183,149             486,540
       *   Sun International, Ltd.                                                                      17,054             197,502
           Super Group, Ltd.                                                                            23,494              39,329
           Telkom SA, Ltd.                                                                              31,736             637,924

       *   Tiger Brands, Ltd.                                                                           15,351             328,399
       *   Tiger Wheels, Ltd.                                                                           10,064              32,832
           Tongaat-Hulett Group, Ltd.                                                                   20,024             233,009
           Tourism Investment Corp., Ltd.                                                              395,790              95,620
           Trans Hex Group, Ltd.                                                                        20,767              43,257
           Trencor, Ltd.                                                                                24,692              77,989
           Truworths International, Ltd.                                                                57,080             176,264
           Value Group, Ltd.                                                                            95,008              36,053
       *   Western Areas, Ltd.                                                                           8,000              40,516
           Wilson Bayly Holme-Ovcon, Ltd.                                                               31,054             194,062
           Woolworths Holdings, Ltd.                                                                   128,090             254,598
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     25,161,162
                                                                                                                 -----------------
RIGHTS/WARRANTS  -- (0.0%)
       *   Western Areas, Ltd. Rights 12/15/05                                                           2,396               5,339
                                                                                                                 -----------------
TOTAL -- SOUTH AFRICA                                                                                                   25,166,501
                                                                                                                 -----------------
SOUTH KOREA -- (11.3%)
COMMON STOCKS -- (11.3%)
           Amorepacific Corp.                                                                              520             168,486
       *   Anam Semiconductor, Inc.                                                                     37,640              50,911
           Bing Grae Co., Ltd.                                                                           2,440              96,925
           Bu Kwang Pharmaceutical Co., Ltd.                                                             2,290              37,002
           Cheil Communications, Inc.                                                                      300              67,167
           Cheil Industrial, Inc.                                                                        5,530             152,529
           Chong Kun Dang Pharmaceutical Corp.                                                           1,840              82,111
           Choongwae Pharmaceutical Corp.                                                                  820              37,142
           CJ Corp.                                                                                      2,260             224,645
       *   Dacom Corp.                                                                                   4,950              65,597
           Dae Sang Corp.                                                                                4,380              65,573
           Daeduck Electronics Co., Ltd.                                                                 6,170              54,518
           Daegu Bank Co., Ltd.                                                                         13,510             194,931
           Daekyo Co., Ltd.                                                                              1,000              72,862
           Daelim Industrial Co., Ltd.                                                                   3,160             205,760
           Daewoo Engineering & Construction Co., Ltd.                                                   8,310             105,891
           Daewoo International Corp.                                                                    9,320             214,446
           Daewoo Motor Sales Corp.                                                                      3,710              69,527
       *   Daewoo Securities Co., Ltd.                                                                  13,820             208,626
           Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                            7,810             179,892
           Daishin Securities Co., Ltd.                                                                  6,610             131,207
           DC Chemical Co., Ltd.                                                                         2,120              62,035
           Dong Bu Insurance Co., Ltd.                                                                   4,930              83,587
           Dong-A Pharmaceutical Co., Ltd.                                                               1,260             108,865
           Dongbu Corp.                                                                                  3,080              78,331
           Dongbu Steel Co., Ltd.                                                                        9,340              96,989
           Dongkuk Steel Mill Co., Ltd.                                                                  5,540              93,284
           Dongsu Industrial Co., Ltd.                                                                   1,020              30,410
           Dongwon F&B Co., Ltd.                                                                           630              37,718
           Dongwon Financial Holding Co., Ltd.                                                           7,080             239,260
           Doosan Heavy Industries & Construction Co., Ltd.                                              3,030              86,899
       *   Doosan Industrial Development Co., Ltd.                                                       7,950              76,520
           Doosan Infracore Co., Ltd.                                                                    4,370              63,009
           Fursys, Inc.                                                                                  1,480              33,975
           GS Engineering & Construction Corp.                                                           3,450             165,669
           Halla Climate Control Corp.                                                                   5,810              70,002
           Halla Engineering & Construction Corp.                                                        1,940              60,938
           Han Wha Corp.                                                                                 5,310             129,961
           Hana Bank                                                                                    10,740             438,685
           Hana Securities Co., Ltd.                                                                     4,040              69,719
           Handsome Corp.                                                                                9,740             138,335
           Hanil Cement Manufacturing Co., Ltd.                                                            670              42,624
           Hanjin Heavy Industry Co., Ltd.                                                               8,960             195,584
           Hanjin Shipping Co., Ltd.                                                                     5,640             120,284
           Hanjin Transportation Co., Ltd.                                                               1,150              39,117
           Hankook Tire Manufacturing Co., Ltd.                                                          8,450             101,357
           Hankuk Glass Industries, Inc.                                                                   930              41,943
           Hankuk Paper Manufacturing Co., Ltd.                                                            730              33,744
           Hansol Paper Co., Ltd.                                                                        3,540              54,876
           Hanwha Chemical Corp.                                                                        12,850             135,821
           Hite Brewery Co., Ltd.                                                                          540              78,259
       *   Honam Petrochemical Corp.                                                                     2,120             102,005
           Hotel Shilla, Ltd.                                                                            6,760              76,996
           Hyosung T & C Co., Ltd.                                                                       3,310              49,464
           Hyundai Department Store Co., Ltd.                                                            1,300              94,578

           Hyundai Department Store H & S Co., Ltd.                                                      1,110              89,005
           Hyundai Development Co.                                                                       5,450             228,684
           Hyundai Elevator Co., Ltd.                                                                      790              60,537
           Hyundai Heavy Industries Co., Ltd.                                                            4,590             320,369
           Hyundai Hysco                                                                                 7,280             107,685
           Hyundai Marine & Fire Insurance Co., Ltd.                                                     7,470              78,065
       *   Hyundai Merchant Marine Co., Ltd.                                                             5,830              72,071
           Hyundai Mipo Dockyard Co., Ltd.                                                                 760              47,597
           Hyundai Mobis                                                                                 2,020             168,101
           Hyundai Motor Co., Ltd.                                                                      13,410           1,100,318
       *   Hyundai Securities Co., Ltd.                                                                 14,320             172,293
           INI Steel Co., Ltd.                                                                           6,400             134,931
           Jeonbuk Bank, Ltd.                                                                            3,870              37,810
           Kangwon Land, Inc.                                                                            6,110             120,416
           KCC Corp.                                                                                       560             126,571
           Kia Motors Corp.                                                                             17,400             411,299
           Korea Development Co., Ltd.                                                                   3,680             141,061
           Korea Electric Power Corp.                                                                   13,130             437,978
       *   Korea Exchange Bank                                                                           4,740              59,432
           Korea Gas Corp.                                                                               2,360              77,322
           Korea Iron & Steel Co., Ltd.                                                                  1,760              59,370
           Korea Iron & Steel Works Co., Ltd.                                                            1,320              35,279
           Korea Komho Petrochemical Co., Ltd.                                                           2,620              53,579
           Korea Line Corp.                                                                              1,700              44,152
           Korea Petrochemical Industry Co., Ltd.                                                        1,720              50,180
           Korea Polyol Co., Ltd.                                                                          890              36,424
           Korea Reinsurance Co., Ltd.                                                                   7,490              74,680
           Korea Zinc Co., Ltd.                                                                          1,870              69,120
           Korean Air Co., Ltd.                                                                          4,790             126,018
       *   KP Chemical Corp.                                                                            17,680              94,413
           KT Corp.                                                                                      6,070             247,267
       *   KT Freetel, Ltd.                                                                             10,000             214,460
           KT&G Corp.                                                                                    5,250             232,143
           Kumho Electronics Co., Ltd.                                                                     839              52,163
           Kumho Industrial Co., Ltd.                                                                    8,880             166,481
           Kyobo Securities Co., Ltd.                                                                    4,420              43,336
       *   Kyungbang Co., Ltd.                                                                             350              34,857
           LG Cable, Ltd.                                                                                6,540             186,731
       *   LG Card Co., Ltd.                                                                             5,960             290,595
           LG Chemical Investment, Ltd.                                                                  6,880             185,476
           LG Chemical, Ltd.                                                                             5,440             274,521
           LG Electronics, Inc.                                                                          4,050             306,059
           LG Household & Healthcare Co., Ltd.                                                           1,210              69,149
           LG Industrial Systems, Ltd.                                                                   4,680             122,058
           LG Insurance Co., Ltd.                                                                        6,110              88,606
           LG International Corp.                                                                        7,870             145,881
       *   LG Life Sciences, Ltd.                                                                        2,700             131,452
           LG Petrochemical Co., Ltd.                                                                    5,980             157,035
       *   LG Phillips LCD Co., Ltd.                                                                     3,000             130,488
           Lotte Chilsung Beverage Co., Ltd.                                                               110              93,380
           Lotte Confectionary Co., Ltd.                                                                   140             150,172
           Lotte Sam Kang Co., Ltd.                                                                        260              42,510
       *   Meritz Securities Co., Ltd.                                                                   5,860              38,953
       *   Midopa Co., Ltd.                                                                              7,780             123,498
           Namyang Dairy Products Co., Ltd.                                                                220             121,376
       *   NCsoft Corp.                                                                                    660              54,734
           Nong Shim Co., Ltd.                                                                             290              75,790
           Oriental Fire & Marine Insurance Co., Ltd.                                                      280              11,602
           ORION Corp.                                                                                     370              92,700
           Ottogi Corp.                                                                                  1,220             130,827
       *   Pantech & Curitel Communications, Inc.                                                       29,550              47,223
           Poong San Corp.                                                                               3,160              44,345
           POSCO                                                                                         2,870             572,409
           Pulmuone Co., Ltd.                                                                              840              34,757
           Pusan Bank                                                                                    8,580             104,472
           Pusan City Gas Co., Ltd.                                                                      1,380              32,657
       *   RNL Bio Co., Ltd.                                                                             9,550              34,910
           S1 Corp.                                                                                      1,160              47,844
           Samchully Co., Ltd.                                                                           1,200             134,072
           Samsung Corp.                                                                                18,450             351,653
           Samsung Electro-Mechanics Co., Ltd.                                                           8,590             283,974
           Samsung Electronics Co., Ltd.                                                                 6,140           3,531,777
           Samsung Engineering Co., Ltd.                                                                 3,550              92,445
           Samsung Fine Chemicals Co., Ltd.                                                              1,960              61,025
           Samsung Fire and Marine Insurance, Ltd.                                                       1,880             196,393
           Samsung Heavy Industries Co., Ltd.                                                           17,420             253,101
           Samsung SDI Co., Ltd.                                                                         3,850             399,771

           Samsung Securities Co., Ltd.                                                                  7,700             405,925
           Samsung Techwin Co., Ltd.                                                                     4,320              73,665
           Samwhan Corp.                                                                                 1,720              34,893
           Samyang Corp.                                                                                 2,240             105,870
           Seah Holdings Corp.                                                                             530              33,929
           Seoul City Gas Co., Ltd.                                                                        630              32,299
           Seoul Securities Co., Ltd.                                                                   34,850              41,918
           Shin Young Securities Co., Ltd.                                                               1,250              41,780
           Shinhan Financial Group Co., Ltd.                                                             3,360             129,077
           Shinmoorim Paper Manufacturing Co., Ltd.                                                      2,970              37,043
           Shinsegae Co., Ltd.                                                                             470             192,427
           Sindo Ricoh Co., Ltd.                                                                           660              32,994
           SK Chemicals Co., Ltd.                                                                        6,360             191,558
           SK Corp., Ltd.                                                                                9,670             502,130
           SK Gas Co., Ltd.                                                                                920              36,005
       *   SK Networks Co., Ltd.                                                                         8,620             135,799
           SK Telecom Co., Ltd.                                                                          1,880             353,222
       *   SKC Co., Ltd.                                                                                10,040             129,655
           S-Oil Corp.                                                                                   2,340             170,477
       *   Ssangyong Cement Industry Co., Ltd.                                                           3,467              56,771
       *   Ssangyong Motor Co.                                                                          12,620             113,768
           STX Corp.                                                                                     3,420              43,385
       *   STX Shipbuilding Co., Ltd.                                                                    3,100              57,959
           Sung Shin Cement Co., Ltd.                                                                    2,710              59,735
       *   Sunkyong Securities Co., Ltd.                                                                71,320              94,663
           Tae Kwang Industrial Co., Ltd.                                                                  160              82,685
           Tae Young Corp.                                                                               2,600             139,085
           Tai Han Electric Wire Co., Ltd.                                                               3,480              84,938
       *   Tong Yang Investment Bank                                                                    10,270              83,486
           Tongil Heavy Industries Co., Ltd.                                                            21,130              32,670
           Union Steel Manufacturing Co., Ltd.                                                           2,780              83,111
           Woongjin Coway Co., Ltd.                                                                      2,810              62,043
           Woongjin.Com Co., Ltd.                                                                        2,130              22,310
           Woori Investment & Securities Co., Ltd.                                                      10,740             223,178
           Youlchon Chemical Co., Ltd.                                                                   8,320              99,746
           Youngpoong Corp.                                                                                260              33,982
           Yuhan Corp.                                                                                     460              83,464
                                                                                                                 -----------------
TOTAL -- SOUTH KOREA                                                                                                    24,826,124
                                                                                                                 -----------------
INDIA  -- (10.1%)
COMMON STOCKS  -- (10.1%)
           Aarti Industries, Ltd.                                                                        9,594              30,476
           Aban Loyd Chiles Offshore, Ltd.                                                               4,116              45,802
           Adani Exports, Ltd.                                                                          30,000              41,438
       *   Aftek Infosys, Ltd.                                                                          17,492              45,606
           Alfa Laval (India), Ltd.                                                                      1,975              38,302
           Alok Industries, Ltd.                                                                        26,945              43,262
           Alstom Projects India, Ltd.                                                                   7,754              33,186
       *   Amtek Auto, Ltd.                                                                              7,915              50,135
           Apollo Hospitals Enterprise, Ltd.                                                             6,978              67,002
           Apollo Tyres, Ltd.                                                                            7,846              47,157
           Arvind Mills, Ltd.                                                                           49,521             118,819
           Asahi India Glass, Ltd.                                                                      24,436              47,948
       *   ASEA Brown Boveri, Ltd.                                                                       2,705             113,883
           Ashok Leyland, Ltd.                                                                         166,910             113,416
       *   Asian Hotels, Ltd.                                                                            5,399              56,333
           Asian Paints (India), Ltd.                                                                    8,789             101,381
       *   Astra Microwave Products, Ltd.                                                               40,476             180,832
           Aurobindo Pharmaceuticals, Ltd.                                                               7,749              63,677
           Aventis Pharma, Ltd.                                                                          1,692              60,821
       *   Bajaj Auto Finance, Ltd.                                                                        466               3,569
           Bajaj Auto, Ltd.                                                                              6,566             287,603
       *   Bajaj Hindusthan, Ltd.                                                                       10,543              51,755
       *   Balaji Telefilms, Ltd.                                                                       16,101              46,802
           Ballarpur Industries, Ltd.                                                                   20,947              47,746
           Balmer Lawrie & Co., Ltd.                                                                     3,958              40,804
           Balrampur Chini Mills, Ltd.                                                                  31,766              61,074
           BASF India, Ltd.                                                                              7,608              41,372
       *   Bata India, Ltd.                                                                             12,789              49,575
           Berger Paints India, Ltd.                                                                    32,304              45,081
           Bharat Earth Movers, Ltd.                                                                     3,169              61,744
           Bharat Forge, Ltd.                                                                            7,990              62,063
           Biocon, Ltd.                                                                                  8,178              86,087
           Birla Corp., Ltd.                                                                             9,910              49,188
           BOC India, Ltd.                                                                              10,229              38,862

           Bombay Dyeing & Manufacturing Co., Ltd.                                                       5,630              38,303
           Bongaigaon Refinery & Petrochemicals, Ltd.                                                   23,112              38,612
           Britannia Industries, Ltd.                                                                    1,946              52,303
           Cadila Healthcare, Ltd.                                                                       4,462              48,639
           Carborundum Universal, Ltd.                                                                  23,054              65,167
       *   Century Enka, Ltd.                                                                            7,789              38,129
           Century Textiles & Industries, Ltd.                                                          11,659              74,418
           CESC, Ltd.                                                                                    8,614              41,434
           Chambal Fertilizers & Chemicals, Ltd.                                                        52,990              43,978
           Chennai Petroleum Corp., Ltd.                                                                16,086              85,988
           Cipla, Ltd.                                                                                  12,386             107,118
           Colgate-Palmolive (India), Ltd.                                                               7,542              43,047
           Crompton Greaves, Ltd.                                                                        3,778              58,148
           Cummins India, Ltd.                                                                          12,358              44,215
           Dabur India, Ltd.                                                                            10,748              40,530
           Deepak Fertilizers & Petrochemicals Corp., Ltd.                                              22,901              43,899
           Divi's Laboratories, Ltd.                                                                     3,390             107,696
           Dr. Reddy's Laboratories, Ltd.                                                               14,234             283,085
           E.I.D. - Parry (India), Ltd.                                                                 12,152              50,218
           EIH, Ltd.                                                                                    10,542             117,655
           Electrosteel Casings, Ltd.                                                                    2,353              22,542
       *   Esab India, Ltd.                                                                              3,758              38,196
       *   Escorts, Ltd.                                                                                19,930              33,239
       *   Essar Steel, Ltd.                                                                            83,864              75,805
       *   Essel Propack, Ltd.                                                                           6,387              51,348
       *   Eveready Industries (India), Ltd.                                                            16,226              38,224
           Exide Industries, Ltd.                                                                       10,104              47,884
           FDC, Ltd.                                                                                    40,748              43,913
           Federal Bank, Ltd.                                                                           14,152              53,688
           Finolex Cables, Ltd.                                                                          7,374              44,152
           Finolex Industries, Ltd.                                                                     29,966              51,271
           Flextronics Software Systems, Ltd.                                                            7,156             107,286
       *   Gammon India, Ltd.                                                                            6,035              52,378
           Geodesic Information Systems, Ltd.                                                            7,580              35,329
       *   Geometric Software Solutions Co., Ltd.                                                       15,937              33,615
           GHCL, Ltd.                                                                                   20,909              47,838
           Glaxosmithkline Consumer Healthcare, Ltd.                                                     4,604              52,413
       *   Glaxosmithkline Pharmaceuticals, Ltd.                                                         4,580             107,036
       *   Godfrey Phillips India, Ltd.                                                                  1,712              53,851
           Godrej Consumer Products, Ltd.                                                                5,262              56,308
           Godrej Industries, Ltd.                                                                      18,540             102,769
           Great Eastern Shipping Co., Ltd.                                                             39,204             193,045
           Greaves Cotton, Ltd.                                                                          7,799              47,041
           GTL, Ltd.                                                                                    21,995              53,185
           Gujarat Alkalies & Chemicals, Ltd.                                                           29,420              87,138
           Gujarat Ambuja Cements, Ltd.                                                                142,291             249,833
           Gujarat Fluorochemicals, Ltd.                                                                 9,226              67,682
       *   Gujarat Gas Co., Ltd.                                                                         1,220              35,011
           Gujarat Narmada Valley Fertilizers Co., Ltd.                                                 42,736              88,604
           Gujarat State Fertilizers & Chemicals, Ltd.                                                  16,088              52,048
           H.E.G., Ltd.                                                                                 10,666              39,310
           HCL Infosystems, Ltd.                                                                         8,358              43,664
           HCL Technologies, Ltd.                                                                       13,729             151,533
           HDFC Banking, Ltd.                                                                           42,069             627,614
           Hero Honda Motors, Ltd. Series B                                                             10,197             184,660
           Hexaware Technologies, Ltd.                                                                  13,560              29,766
       *   Himachal Futuristic Communications, Ltd.                                                    193,932              82,675
           Himatsingka Seide, Ltd.                                                                      14,379              44,571
           Hinduja TMT, Ltd.                                                                             5,268              42,298
       *   Hindustan Construction Co., Ltd.                                                             25,270              61,290
           Hindustan Lever, Ltd.                                                                        81,955             324,098
       *   Hindustan Motors, Ltd.                                                                       47,867              34,289
           Hindustan Oil Exploration Co., Ltd.                                                          11,991              40,661
       *   Hotel Leelaventure, Ltd.                                                                     14,564              86,016
           ICI India, Ltd.                                                                              14,010              94,763
           I-Flex Solutions, Ltd.                                                                        4,254              91,414
       *   India Cements, Ltd.                                                                          50,630             108,877
       *   India Glycols, Ltd.                                                                           7,721              30,914
           Indian Hotels Co., Ltd.                                                                       9,338             185,154
           Indian Petrochemicals Corp., Ltd.                                                            36,557             181,230
           Indian Rayon & Industries, Ltd.                                                               4,898              67,655
           Indo Gulf Fertilisers, Ltd.                                                                   8,896              39,638
           Indo Rama Synthetics (India), Ltd.                                                           59,548             105,372
           IndusInd Bank, Ltd.                                                                          42,947              50,692
           Industrial Development Bank of India, Ltd.                                                   63,158             130,356
           Infosys Technologies, Ltd.                                                                   18,104           1,056,530
       *   Infotech Enterprises, Ltd.                                                                    3,382              32,081

           Ingersoll-Rand (India), Ltd.                                                                  6,513              47,424
           IPCA Laboratories, Ltd.                                                                       9,634              87,420
       *   Ispat Industries, Ltd.                                                                      242,829              56,344
           ITC, Ltd.                                                                                   158,091             462,473
           IVRCL Infrastructures & Projects, Ltd.                                                        2,709              44,411
           J.B. Chemicals & Pharmaceuticals, Ltd.                                                       16,175              31,413
           Jammu & Kashmir Bank, Ltd.                                                                   10,431             105,877
       *   Jindal Saw, Ltd.                                                                              5,052              40,878
       *   Jindal Stainless, Ltd.                                                                       37,500              90,640
           Jindal Steel & Power, Ltd.                                                                    4,195             129,906
       *   JSW Steel, Ltd.                                                                              10,337              46,628
           Jubilant Organsys, Ltd.                                                                       1,838              39,699
       *   KEC International, Ltd.                                                                       8,643              49,437
           Kesoram Industries, Ltd.                                                                      9,372              32,285
           Kirloskar Oil Engines, Ltd.                                                                  13,190              50,669
           Lakshmi Machine Works, Ltd.                                                                     200              61,846
           Larsen & Toubro, Ltd.                                                                        10,707             394,437
           LIC Housing Finance, Ltd.                                                                    23,238             102,610
           Lupin, Ltd.                                                                                   5,061              83,420
           Madras Cements, Ltd.                                                                          1,870              63,117
           Maharashtra Seamless, Ltd.                                                                    4,079              41,256
           Mahavir Spinning Mills, Ltd.                                                                 15,231              97,048
           Mahindra & Mahindra, Ltd.                                                                    30,890             304,828
           Mangalore Refinery & Petrochemicals, Ltd.                                                    92,161              96,108
           Marico, Ltd.                                                                                  7,992              53,898
           Maruti Udyog, Ltd.                                                                           15,965             212,880
           Mastek, Ltd.                                                                                  2,877              32,055
           Matrix Laboratories, Ltd.                                                                    30,636             134,172
       *   Max India, Ltd.                                                                               2,790              35,685
           McDowell & Co., Ltd.                                                                          5,804              57,030
           Micro Inks, Ltd.                                                                              3,593              50,961
           Monsanto India, Ltd.                                                                          1,308              51,037
           Moser Baer (India), Ltd.                                                                     10,125              44,062
           Motherson Sumi Systems, Ltd.                                                                 26,210              46,234
       *   Motor Industries Co., Ltd.                                                                    3,058             172,728
       *   Mphasis BFL, Ltd.                                                                            13,842              41,864
           MRF, Ltd.                                                                                       491              30,470
       *   Mukand, Ltd.                                                                                 18,691              37,618
           Nagarjuna Construction Co., Ltd.                                                              9,705              51,210
       *   Nagarjuna Fertilizers & Chemicals, Ltd.                                                     117,785              36,891
           Nicholas Piramal India, Ltd.                                                                  8,766              53,749
           Nirma, Ltd.                                                                                   9,901             104,020
           Orchid Chemicals & Pharmaceuticals, Ltd.                                                     18,651              88,654
           Panacea Biotec, Ltd.                                                                          8,438              49,629
           Pantaloon Retail India, Ltd.                                                                  1,350              52,591
           Patni Computer Systems, Ltd.                                                                  9,873              96,687
           Pidilite Industries, Ltd.                                                                    27,210              44,275
           Polaris Software Lab, Ltd.                                                                   14,695              40,821
       *   Prism Cements, Ltd.                                                                          11,000               5,131
           Proctor & Gamble Hygiene & Health Care, Ltd.                                                  2,157              38,693
           PSL Holdings, Ltd.                                                                            7,228              39,152
           Punjab Tractors, Ltd.                                                                        24,054             114,452
           Radico Khaitan, Ltd.                                                                          2,619              38,094
       *   Rain Calcining, Ltd.                                                                         20,000              18,183
           Ranbaxy Laboratories, Ltd.                                                                   22,789             190,528
           Raymond, Ltd.                                                                                10,484              93,512
           Reliance Energy, Ltd.                                                                         8,327             106,153
       *   Reliance Industries, Ltd.                                                                   138,391           2,501,560
       *   Rico Auto India, Ltd.                                                                        19,859              40,255
           Rolta India, Ltd.                                                                            13,393              56,293
           Ruchi Soya Industries, Ltd.                                                                   5,279              30,080
           Satyam Computer Services, Ltd.                                                               48,627             690,291
           Sesa Goa, Ltd.                                                                                4,855             108,796
           Shree Cement, Ltd.                                                                            2,000              21,894
       *   Shriram Transport Finance Co., Ltd.                                                          15,183              35,431
       *   Siemens India, Ltd.                                                                           1,788             125,849
           SRF, Ltd.                                                                                    16,580              99,798
           Sterling Biotech, Ltd.                                                                       26,236              74,229
           Sterlite Industries (India), Ltd. Series A                                                   12,372             227,538
           Strides Arcolab, Ltd.                                                                         7,134              45,422
           Subex Systems, Ltd.                                                                           2,267              34,399
           Sun Pharmaceuticals Industries, Ltd.                                                          6,527              93,908
           Sundaram Clayton, Ltd.                                                                        3,604              63,407
           Sundram Fastners, Ltd.                                                                       13,156              46,773
           Tata Chemicals, Ltd.                                                                         25,000             115,228
           Tata Consultancy Services, Ltd.                                                               6,501             214,754
           Tata Infotech, Ltd.                                                                           3,556              56,277

       *   Tata Investment Corp., Ltd.                                                                   5,849              42,690
           Tata Motors, Ltd.                                                                            42,944             519,490
           Tata Power Co., Ltd.                                                                         11,807             114,549
           Tata Steel, Ltd.                                                                             27,514             208,881
           Tata Tea, Ltd.                                                                               11,489             219,796
       *   Tata Teleservices Maharashtra, Ltd.                                                         130,389              78,852
           Thermax, Ltd.                                                                                 3,774              77,798
           Titan Industries, Ltd.                                                                        4,351              62,638
       *   Torrent Pharmaceuticals, Ltd.                                                                 3,847              53,861
           Tube Investments of India, Ltd.                                                               5,244              52,706
           TVS Motor Co., Ltd.                                                                          26,369              56,403
           Unichem Laboratories, Ltd.                                                                    7,389              39,194
       *   Usha Martin, Ltd.                                                                             9,733              38,025
           UTI Bank, Ltd.                                                                               39,925             235,670
           Varun Shipping Co.                                                                           29,065              42,760
       *   Vesuvius India, Ltd.                                                                          5,903              32,039
       *   Videocon International, Ltd.                                                                 22,711              42,255
           Videsh Sanchar Nigam, Ltd.                                                                   35,652             276,490
           Visualsoft Technologies, Ltd.                                                                 7,727              37,354
           Voltas, Ltd.                                                                                  5,598              67,573
       *   Welspun India, Ltd.                                                                          16,850              41,864
       *   Welspun-Gujarat Stahl Rohren, Ltd.                                                           26,512              52,015
           Wipro, Ltd.                                                                                  22,972             211,470
       *   Wockhardt, Ltd.                                                                               4,582              43,272
           Wyeth, Ltd.                                                                                   8,554             123,896
           Zee Telefilms, Ltd. Series B                                                                 67,079             225,786
                                                                                                                 -----------------
TOTAL -- INDIA                                                                                                          22,187,978
                                                                                                                 -----------------
MALAYSIA  -- (6.4%)
COMMON STOCKS  -- (6.4%)
           Affin Holdings Berhad                                                                       329,000             135,831
           AMMB Holdings Berhad                                                                        669,500             403,826
           Amway (Malaysia) Holdings Berhad                                                             34,200              59,266
           APM Automotive Holdings Berhad                                                               72,800              47,981
           Asiatic Development Berhad                                                                  178,300             100,524
           Avenue Assets Berhad                                                                        294,700              49,940
           Bandar Raya Developments Berhad                                                             100,600              22,072
           Batu Kawan Berhad                                                                            40,800              75,056
       *   Berjaya Capital Berhad                                                                      119,400              30,640
           Berjaya Sports Toto Berhad                                                                  168,300             191,554
           Bernas Padiberas Nasional Berhad                                                            105,200              37,591
           Boustead Holdings Berhad                                                                    214,000             104,953
           British American Tobacco Berhad                                                              22,100             229,554
           Bumiputra-Commerce Asset Holdings Berhad                                                    385,700             560,990
           Carlsberg Brewery Malaysia Berhad                                                            35,800              49,275
           CIMB Berhad                                                                                  42,333              69,565
       *   Digi.Com Berhad                                                                              66,100             132,095
           Diversified Resources Berhad                                                                209,500              75,970
           Edaran Otomobil Nasional Berhad                                                              71,500              62,832
       *   Fountain View Development Berhad                                                             31,500               2,751
           Fraser & Neave Holdings Berhad                                                               29,900              46,298
           Gamuda Berhad                                                                               297,300             283,597
           Genting Berhad                                                                               75,100             407,676
           Globetronics Technology Berhad                                                              419,400              32,748
           Golden Hope Plantations Berhad                                                              167,200             181,605
           Guiness Anchor Berhad                                                                        46,900              66,415
           Highlands and Lowlands Berhad                                                                91,800              97,680
           Hong Leong Bank Berhad                                                                      120,000             161,990
           Hong Leong Credit Berhad                                                                    118,400             128,491
           Hong Leong Properties Berhad                                                                308,700              50,660
           Hume Industries (Malaysia) Berhad                                                            30,900              35,327
           IGB Corp. Berhad                                                                            461,100             139,374
           IJM Corp. Berhad                                                                            136,000             154,759
           IOI Corp. Berhad                                                                            100,400             326,871
           IOI Properties Berhad                                                                        28,500              58,086
           Island & Peninsular Berhad                                                                  195,241              73,795
           Jaya Jusco Stores Berhad                                                                     79,200             113,203
           Johor Port Berhad                                                                           141,800              85,575
           KFC Holdings (Malaysia) Berhad                                                               76,500              75,454
           Kian Joo Can Factory Berhad                                                                  84,700              67,258
           Kuala Lumpur Kepong Berhad                                                                   97,700             214,608
       *   Kub Malaysia Berhad                                                                         376,600              34,889
           Kulim Malaysia Berhad                                                                        72,900              48,240
           Landmarks Berhad                                                                            291,000              76,255
           Lingkaran Trans Kota Holdings Berhad                                                        130,400              96,256

           Lion Diversified Holdings Berhad                                                            134,900              91,409
           Lion Industries Corp. Berhad                                                                278,300              45,602
           MAA Holdings Berhad                                                                          75,400              69,453
           Magnum Corp. Berhad                                                                         378,500             193,398
           Malakoff Berhad                                                                              97,900             202,194
           Malayan Banking Berhad                                                                      280,500             831,551
           Malayan Cement Berhad                                                                       580,000              89,809
           Malaysia Industrial Development Finance Berhad                                              219,400              65,060
           Malaysian Airlines System Berhad                                                            143,000             111,527
       *   Malaysian Bulk Carriers Berhad                                                               79,900              46,129
           Malaysian National Reinsurance Berhad                                                       103,000             102,986
           Malaysian Oxygen Berhad                                                                      15,600              52,455
           Malaysian Pacific Industries Berhad                                                          30,500              76,290
           Malaysian Plantations Berhad                                                                225,700             135,014
       *   Malaysian Resources Corp. Berhad                                                            350,000              48,174
           Matsushita Electric Co. (Malaysia) Berhad                                                    31,400              78,494
           Maxis Communications Berhad                                                                 115,800             266,634
           MISC Berhad                                                                                 134,100             333,653
           MK Land Holdings Berhad                                                                     161,200              27,548
           MMC Corp. Berhad                                                                             95,600              49,850
           MTD Infraperdana Berhad                                                                     323,500             100,184
       *   Mulpha International Berhad                                                                 468,600              73,127
           Naim Cendera Berhad                                                                         118,000              90,389
           NCB Holdings Berhad                                                                          25,000              15,888
           Nestle (Malaysia) Berhad                                                                     14,900              94,178
           New Straits Times Press (Malaysia) Berhad                                                    96,700              67,734
           O.Y.L. Industries Berhad                                                                    175,900             150,047
           Oriental Holdings Berhad                                                                     45,500              49,619
           OSK Holdings Berhad                                                                         122,666              30,196
       *   Pacificmas Berhad                                                                            18,600              29,046
       *   Pernas International Holdings Berhad                                                        269,300              42,769
           Petronas Dagangan Berhad                                                                    138,200             141,254
           Petronas Gas Berhad                                                                          67,300             160,458
           Phileo Allied Berhad                                                                        145,400             143,168
           Plus Expressways Berhad                                                                     182,000             142,594
           PPB Group Berhad                                                                            248,600             271,796
           Puncak Niaga Holdings Berhad                                                                 74,200              48,824
           QL Resources Berhad                                                                          43,700              29,149
           Ranhill Berhad                                                                              147,100              29,847
       *   Ranhill Utilities Berhad                                                                     60,000              21,595
           Resorts World Berhad                                                                        122,400             365,861
           RHB Capital Berhad                                                                          366,900             220,181
           Road Builders (Malaysia) Holdings Berhad                                                    297,900             132,277
           Scomi Group Berhad                                                                          258,400              70,376
           Shell Refining Co. Federation of Malaysia Berhad                                             51,000             140,320
           Sime Darby Berhad                                                                           216,000             360,813
       *   Sime Engineering Services Berhad                                                            134,800              28,544
           SP Setia Berhad                                                                             204,800             179,972
           Star Publications (Malaysia) Berhad                                                          73,100             137,551
           Sunrise Berhad                                                                              235,800              71,776
           Sunway City Berhad                                                                          164,000              55,564
           Sunway Holdings, Inc. Berhad                                                                153,200              22,708
           Ta Ann Holdings Berhad                                                                       33,600              48,025
           TA Enterprise Berhad                                                                        418,200              67,915
           Tan Chong Motor Holdings Berhad                                                             206,200              74,773
           Telekom Malaysia Berhad                                                                     142,800             360,969
           Tenaga Nasional Berhad                                                                      135,600             352,026
       *   Time Dotcom Berhad                                                                          202,300              25,602
           Top Glove Corp. Berhad                                                                       37,700              55,465
           Transmile Group Berhad                                                                       32,600              92,165
           Tronoh Mines Malaysia Berhad                                                                 65,700              56,751
           Uchi Technologies Berhad                                                                     61,500              50,463
           UDA Holdings Berhad                                                                          85,000              47,472
           UEM World Berhad                                                                            340,000              39,148
           UMW Holdings Berhad                                                                         118,300             184,803
           Unico-Desa Plantations Berhad                                                               130,000              15,838
           Unisem (M) Berhad                                                                           194,700              70,105
           United Malacca Rubber Estates Berhad                                                         27,500              28,732
           United Plantations Berhad                                                                    57,300             103,892
           Wah Seong Corp. Berhad                                                                       94,800              49,001
           WTK Holdings Berhad                                                                          89,400              83,295
           YTL Corp. Berhad                                                                            207,100             298,755
           Yu Neh Huat Berhad                                                                           55,000              16,596
                                                                                                                 -----------------
TOTAL -- MALAYSIA                                                                                                       14,056,202
                                                                                                                 -----------------

BRAZIL  -- (5.8%)
PREFERRED STOCKS  -- (5.3%)
           Acesita SA                                                                                   12,000             160,163
           Ambev Cia de Bebidas das Americas                                                         2,210,000             865,445
       *   Braskem SA Preferred A                                                                       16,000             144,497
           Caemi Meneracao e Metalurgia SA                                                             300,000             468,346
       *   Celular CRT Participacoes SA Series A                                                         3,000              72,430
           Centrais Electricas de Santa Catarina SA - CELESC Series B                                  119,000              77,227
           Companhia Brasileira de Petroleo Ipiranga SA                                                  9,000             108,196
           Companhia Cia Tecidos Norte de Minas                                                        970,000              93,985
           Companhia Paranaense de Energia-Copel Series B                                           34,380,000             298,007
           Confab Industrial SA                                                                         39,000              59,292
           Duratex SA                                                                                   11,000             116,315
       *   Electropaulo Metropolitana SA                                                             4,430,000             201,044
       *   Embratel Participacoes SA                                                               101,200,000             275,102
           Fertibras SA                                                                                  2,400              27,219
       *   Gol Linhas Aereas Inteligentes SA                                                             8,000             184,761
           Investimentos Itau SA                                                                       502,000           1,720,036
           Klabin SA                                                                                   185,000             361,017
           Lojas Americanas SA                                                                       9,600,000             266,630
           Mahle-Metal Leve SA                                                                           3,666              69,876
           Marcopolo SA                                                                                 19,600              42,251
           Metalurgica Gerdau SA                                                                        30,200             581,112
       *   Net Servicos de Comunicacao SA                                                              306,600             136,359
       *   Paranapanema SA                                                                               5,900              41,288
           Perdigao SA NPV                                                                               7,200             227,420
           Refinaria de Petroleo Ipiranga SA                                                             3,000              60,191
           Ripasa SA Papel e Celulose                                                                   47,800              79,396
           Sadia SA                                                                                    125,000             345,473
           Sao Paulo Alpargatas SA                                                                       4,000              99,660
           Suzano Bahia Sul Papel e Celullose SA                                                        40,000             230,542
           Suzano Petroquimica SA                                                                       31,048              72,002
           Tele Celular Sul Participacoes SA                                                        33,168,415              85,198
       *   Tele Sudeste Celular Participacoes SA                                                         3,000              24,098
           Telecomunicacoes de Sao Paulo SA                                                             18,900             394,125
           Telemar Norte Leste SA                                                                       61,000           1,799,133
           Telemig Celular Participacoes SA                                                         34,200,000              64,411
       *   Telesp Celular Participacoes SA                                                              17,000              60,177
           Ultrapar Participacoes SA                                                                     8,100             130,497
           Uniao des Industrias Petroquimicas SA Series B                                              124,800             126,301
           Usinas Siderurgicas de Minas Gerais SA Series A                                              53,800           1,262,292
           Weg SA                                                                                       55,000             188,450
                                                                                                                 -----------------
TOTAL PREFERRED STOCKS                                                                                                  11,619,964
                                                                                                                 -----------------
COMMON STOCKS -- (0.5%)
       *   Cia de Saneamento do Parana                                                                  13,300              12,132
       *   Cia Siderurgica Belgo-Mineira                                                               829,914             500,547
           Copesul Companhia Petroquimica do Sul                                                        10,000             145,224
           Eternit SA                                                                                   20,000              57,908
           Souza Cruz SA                                                                                14,900             206,172
           Tractebel Energia SA                                                                         14,200              88,931
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                      1,010,914
                                                                                                                 -----------------
RIGHTS/WARRANTS  -- (0.0%)
       *   Net Servicos de Communicao SA Preferred Rights 12/09/05                                       7,736                 351
                                                                                                                 -----------------
TOTAL -- BRAZIL                                                                                                         12,631,229
                                                                                                                 -----------------
TURKEY  -- (5.0%)
COMMON STOCKS  -- (5.0%)
       *   Acibadem Saglik Hizmetleri ve Ticares A.S.                                                    8,387              63,958
           Akbank T.A.S.                                                                               144,113           1,134,637
           Akcansa Cimento Sanayi ve Ticaret A.S.                                                       20,027             114,247
       *   Akenerji Elektrik Uretim A.S.                                                                22,522              97,343
           Aksa Akrilik Kimya Sanayii A.S.                                                               2,060              19,005
           Aksigorta A.S.                                                                               21,476             140,195
       *   Alarko Holding A.S.                                                                           2,534              97,209
       *   Anadolu Anonim Turk Sigorta Sirketi A.S.                                                     49,584             106,099
           Anadolu Cam Sanayii A.S.                                                                     21,512              85,111
           Anadolu Efes Biracilik ve Malt Sanayi A.S.                                                   11,794             316,586
           Anadolu Hayat Sigorta A.S.                                                                   27,161              67,417
           Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.                                                 5,090              56,222
           Arcelik A.S                                                                                  32,260             204,489
       *   Ayen Enerji A.S.                                                                             30,445              55,500

           Aygaz A.S.                                                                                   33,999             127,914
           Bagfas Bandirma Gubre Fabrikalari A.S.                                                        1,560              52,040
           Bati Anabolu Cimento A.S.                                                                    12,700              68,335
       *   Bati Soeke Cimento Sanayi A.S.                                                               16,631              36,314
       *   Beko Elektronik A.S.                                                                         22,842              39,326
           Bolu Cimento Sanayii A.S.                                                                    19,387              43,582
           Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                                               11,580              94,104
       *   Bosch Fren Sistemleri Sanayi ve Ticaret A.S.                                                    319              47,241
       *   Boyner Buyuk Magazacilik A.S.                                                                13,068              33,477
           Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.                                            554              36,894
           Bursa Cimento Fabrikasi A.S.                                                                  7,692              91,483
       *   Celebi Hava Servisi A.S.                                                                      2,000              27,155
           Cimsa Cimento Sanayi ve Ticaret A.S.                                                         18,871             123,444
           Deva Holding A.S.                                                                            18,942              84,715
       *   Dogan Gazetecilik A.S.                                                                       22,846              65,299
       *   Dogan Sirketler Grubu Holding A.S.                                                          107,222             323,858
       *   Dogan Yayin Holding A.S.                                                                     53,541             162,203
           Eczacibasi Ilac Sanayi ve Ticaret A.S.                                                       43,264             153,210
       *   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                                             17,234              37,276
           Enka Insaat ve Sanayi A.S.                                                                   10,763             120,818
           Eregli Demir ve Celik Fabrikalari Turk A.S.                                                  98,813             629,723
       *   Finansbank A.S.                                                                              57,481             230,113
           Ford Otomotiv Sanayi A.S.                                                                    24,495             210,690
           GSD Holding A.S.                                                                             29,361              38,415
           Gunes Sigorta A.S.                                                                           17,487              36,761
           Hurriyet Gazetecilik ve Matbaacilik A.S.                                                     58,397             222,410
           Ihlas Holding A.S.                                                                          118,573              72,041
       *   Izmir Demir Celik Sanayii A.S.                                                               23,634              53,851
           Izocam Ticaret Ve Sanayi A.S.                                                                 6,561              38,390
           Karton Sanayi ve Ticaret A.S.                                                                   452              57,422
           Koc Holding A.S. Series B                                                                    81,659             395,596
           Konya Cimento Sanayii A.S.                                                                      739              39,073
           Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.                                    17,184              54,561
           Mardin Cimento Sanayii ve Ticaret                                                            13,552              74,557
           Migros Turk A.S.                                                                             30,352             294,268
           Nortel Networks Netas Telekomuenikasyon A.S.                                                  1,498              37,859
           Otobus Karoseri Sanayi A.S.                                                                   6,472              35,932
           Pinar Sut Mamulleri Sanayii A.S.                                                             15,544              44,709
       *   Sanko Pazarlama Ithalat Ihracat A.S.                                                         10,960              33,374
           Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                                          24,268              37,882
       *   Sasa Dupont Sabanci Polyester Sanayi A.S.                                                    45,005              36,889
       *   Tansas Perakende Magazacilik Ticaret A.S.                                                    61,626             102,628
       *   Tekstil Bankasi A.S.                                                                         31,750              51,909
           Tofas Turk Otomobil Fabrikasi A.S.                                                           54,426             114,373
           Trakya Cam Sanayii A.S.                                                                      38,039             143,337
           Tupras-Turkiye Petrol Rafinerileri A.S.                                                      31,132             541,848
       *   Turcas Petrol A.S.                                                                            7,798              76,443
           Turk Demir Dokum Fabrikalari A.S.                                                            14,000              92,221
       *   Turk Dis Ticaret Bankasi A.S.                                                                22,297             101,178
           Turk Ekonomi Bankasi A.S.                                                                    13,830             205,759
           Turk Sise ve Cam Fabrikalari A.S.                                                            65,123             213,757
       *   Turkcell Iletism Hizmet A.S.                                                                 43,272             266,316
       *   Turkiye Garanti Bankasi A.S.                                                                149,437             497,580
           Turkiye Is Bankasi A.S.                                                                      90,986             776,997
           Ulker Gida Sanayi ve Ticaret A.S.                                                            29,000             100,769
           USAS Ucak Servisi A.S.                                                                       12,347              59,200
           Uzel Makina Sanayii A.S.                                                                     22,436              38,049
       *   Vestel Elektronik Sanayi ve Ticaret A.S.                                                     49,143             177,124
       *   Yapi Kredi Finansal Kiralama A.S.                                                            11,498              23,467
       *   Yapi Kredi Sigorta A.S.                                                                      14,162              34,627
       *   Yapi ve Kredi Bankasi A.S.                                                                   34,278             144,768
           Zorlu Enerji Elektrik Uretim A.S.                                                            16,985              68,141
                                                                                                                 -----------------
TOTAL -- TURKEY                                                                                                         10,831,713
                                                                                                                 -----------------
MEXICO  -- (4.2%)
COMMON STOCKS  -- (4.2%)
           Alfa S.A. de C.V. Series A                                                                  140,500             793,066
       *   America Telecom S.A. de C.V. Series A                                                        72,189             328,225
       *   Carso Global Telecom S.A. de C.V. Telecom Series A1                                         281,700             613,192
           Consorcio Ara S.A. de C.V.                                                                   65,000             270,910
           Controladora Comercial Mexicana S.A. de C.V. Series B                                       105,100             155,305
       *   Corporacion Geo S.A. de C.V. Series B                                                       105,600             361,903
       *   Corporacion Interamericana de Entramiento S.A. de C.V. Series B                              37,000              86,042
           Embotelladora Arca S.A. de C.V., Mexico                                                     142,188             313,010

       *   Empresas ICA Sociedad Controladora S.A. de C.V.                                             552,300             230,190
           Gruma S.A. de C.V. Series B                                                                  49,100             149,760
       *   Grupo Aeroporturio del Sureste S.A. de C.V.                                                  57,900             180,989
           Grupo Carso S.A. de C.V. Series A-1                                                         189,592             448,972
           Grupo Cementos de Chihuahua S.A. de C.V.                                                     63,000             190,963
           Grupo Continental S.A. de C.V.                                                               88,100             143,537
           Grupo Elektra S.A. de C.V.                                                                    4,000              34,957
           Grupo Financiero del Norte S.A. de C.V. Series C                                            371,044             797,831
           Grupo Financiero Inbursa S.A. de C.V. Series O                                              106,587             167,599
           Grupo Industrial Bimbo S.A. de C.V. Series A                                                 67,500             239,450
           Grupo Modelo S.A. de C.V. Series C                                                           91,300             308,312
       *   Impulsora del Desarrollo Economico de America Latina S.A. de C.V.                            77,887              59,612
           Industrias Penoles S.A. de C.V.                                                              28,800             160,955
       *   Industrias S.A. de C.V. Series B                                                             99,500             207,351
           Kimberly Clark de Mexico S.A. de C.V. Series A                                              100,900             367,491
           Nueva Grupo Mexico S.A. de C.V. Series B                                                    456,243             982,757
       *   Organizacion Soriana S.A. de C.V. Series B                                                   76,000             330,075
           TV Azteca S.A. de C.V. Series A                                                             172,000             109,160
           Vitro S.A. de C.V.                                                                           40,000              47,741
           Wal-Mart de Mexico S.A. de C.V. Series V                                                    199,200           1,081,194
                                                                                                                 -----------------
TOTAL -- MEXICO                                                                                                          9,160,549
                                                                                                                 -----------------
ISRAEL  -- (2.8%)
COMMON STOCKS  -- (2.8%)
           Africa-Israel Investments, Ltd.                                                               1,298              42,170
           Alony Hetz Properties & Investments, Ltd.                                                    14,933              44,095
       *   Alvarion, Ltd.                                                                                5,114              46,394
           American Israeli Paper Mills, Ltd.                                                              257              10,168
           Azorim Investment Development & Construction Co., Ltd.                                        4,397              41,010
           Bank Hapoalim, Ltd.                                                                         173,101             750,671
           Bank Leumi Le-Israel                                                                        164,729             591,365
       *   Bezeq Israeli Telecommunication Corp., Ltd.                                                 218,241             285,690
           Blue Square Israel, Ltd.                                                                     12,550             132,920
           CLAL Industries, Ltd.                                                                        33,680             164,703
           CLAL Insurance, Ltd.                                                                          8,042             160,389
           Dan Vehicle & Transportation                                                                  6,979              30,915
           Danya Cebus, Ltd.                                                                            17,560              92,144
           Delek Automotive Systems, Ltd.                                                                6,335              42,904
           Delek Drilling LP, Ltd.                                                                      77,506              31,580
       *   Delta Galil Industries, Ltd.                                                                  4,396              28,580
           Direct Insurance - I.D.I. Insurance Co., Ltd.                                                13,144              36,229
           Discount Investment Corp.                                                                     5,739             123,410
           Elbit Medical Imaging, Ltd.                                                                   2,691              42,281
           Elbit Systems, Ltd.                                                                           5,521             125,864
       *   Electra (Israel), Ltd.                                                                        1,920             141,355
       *   Electra Consumer Products                                                                     3,258              17,378
           Elron Electronic Industries, Ltd.                                                            15,627             169,357
           FMS Enterprises Migun, Ltd.                                                                     924              43,449
           Formula Systems (1985), Ltd.                                                                  2,164              22,393
           Frutarom Industries (1995), Ltd.                                                              9,002              64,307
       *   Housing & Construction Holding Co., Ltd.                                                     44,845              34,247
           IDB Development Corp., Ltd. Series A                                                          8,400             234,151
           Industrial Building Corp., Ltd.                                                              87,188             119,222
           Israel Chemicals, Ltd.                                                                       72,963             268,019
           Israel Petrochemical Enterprises, Ltd.                                                        3,677              30,142
           Ituran, Ltd.                                                                                  9,288             133,138
           Knafaim-Arkia Holdings, Ltd.                                                                  1,500              17,195
       *   Koor Industries, Ltd.                                                                         1,576              84,148
           Leader Holding & Investments, Ltd.                                                           16,600              28,545
           M.A.Industries, Ltd.                                                                         54,887             299,128
       *   Metalink, Ltd.                                                                                4,078              16,720
           Migdal Insurance Holdings, Ltd.                                                             103,993             136,922
           Mivtach Shamir Holdings, Ltd.                                                                 6,314              89,868
       *   Orckit Communications, Ltd.                                                                   2,512              49,183
           Ormat Industries, Ltd.                                                                        8,577              61,219
           Osem Investment, Ltd.                                                                         4,373              36,672
           Partner Communications Co., Ltd.                                                              5,265              42,822
           Property and Building Corp., Ltd.                                                               459              41,547
       *   RADVision, Ltd.                                                                               2,629              44,246
       *   Retalix, Ltd.                                                                                 4,291             105,714
       *   Scitex Corp., Ltd.                                                                           20,897             120,189
           Strauss-Elite, Ltd.                                                                           9,202              76,352
           Suny Electronic Inc., Ltd.                                                                    5,749              21,490
           Super-Sol, Ltd. Series B                                                                     81,894             202,059

           Tadiran Communications, Ltd.                                                                  4,334             128,090
       *   Union Bank of Israel, Ltd.                                                                   10,728              44,749
       *   United Mizrahi Bank, Ltd.                                                                    55,324             300,009
                                                                                                                 -----------------
TOTAL -- ISRAEL                                                                                                          6,047,507
                                                                                                                 -----------------
POLAND  -- (2.7%)
COMMON STOCKS  -- (2.7%)
           Agora SA                                                                                      5,661             117,074
           Bank Millennium SA                                                                          112,834             156,338
           Bank Polska Kasa Opieki - Grupa Pekao SA                                                     14,013             741,848
           Bank Przemyslowo Handlowy BPH SA                                                                824             170,259
           Bank Zackodni WBK SA                                                                          5,306             202,298
       *   Budimex SA                                                                                    6,056              62,006
       *   Cersanit SA                                                                                  33,510             128,826
       *   Computerland SA                                                                               1,310              33,482
           Debica SA                                                                                     3,151              61,669
       *   Echo Investment SA                                                                            2,895             129,094
       *   Farmacol SA                                                                                  11,064             128,384
       *   Getin Holdings SA                                                                            51,249              77,629
           Impexmetal SA                                                                                 1,927              37,108
       *   Kredyt Bank SA                                                                               16,968              66,777
       *   LPP SA                                                                                          414             104,879
           Mondi Packaging Paper Swiecie                                                                 6,978              94,992
       *   Mostostal Siedlce SA                                                                          8,372             129,819
           Netia Holdings SA                                                                            79,079             130,185
           Orbis SA                                                                                     20,524             196,578
           Polska Grupa Farmaceutyczna SA                                                                3,184              51,609
           Polski Koncern Naftowy Orlen SA                                                              94,809           1,702,737
           Prokom Software SA                                                                            4,069             154,507
           Przedsiebiorstwo Farmaceutyczne JELFA SA                                                      5,376             127,135
       *   Softbank SA                                                                                   2,882              30,499
       *   Ster-Projekt SA                                                                              11,171              26,102
           Telekomunikacja Polska SA                                                                   105,806             757,211
           Zaklady Metali Lekkich Kety SA                                                                5,416             206,209
           Zaklady Tluszcowe Kruszwica SA                                                                  810               6,455
                                                                                                                 -----------------
TOTAL -- POLAND                                                                                                          5,831,709
                                                                                                                 -----------------
HUNGARY  -- (2.6%)
COMMON STOCKS  -- (2.6%)
       *   BorsodChem RT                                                                                25,872             281,780
       *   Danubius Hotel & Spa RT                                                                       2,137              57,532
           Delmagyarorszagi Aramszolgaltato Demasz RT                                                    1,579             133,323
           Egis RT                                                                                       2,233             228,509
       *   Fotex RT                                                                                     51,760              79,519
           Gedeon Richter, Ltd.                                                                          4,211             751,062
           Magyar olaj-Es Gazipari RT                                                                   16,116           1,525,715
           Magyar Telekom RT                                                                           118,191             529,350
           Orszagos Takerekpenztar es Keresdelmi Bank RT                                                58,389           1,919,024
       *   Tiszai Vegyi Kombinat RT                                                                      7,203             177,139
           Zwack Unicum Liqueur Industry & Trading Co., Ltd.                                               611              32,027
                                                                                                                 -----------------
TOTAL -- HUNGARY                                                                                                         5,714,980
                                                                                                                 -----------------
THAILAND  -- (2.5%)
COMMON STOCKS  -- (2.5%)
           Advance Info Service Public Co., Ltd. (Foreign)                                             111,200             266,912
           Aromatics (Thailand) Public Co., Ltd. (Foreign)                                             197,700             134,213
           Asia Plus Securities Public Co., Ltd. (Foreign)                                             581,000              58,318
           Asian Property Development Public Co., Ltd. (Foreign)                                       767,400              55,818
           Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)                                   100,000              53,825
           Bangkok Expressway Public Co., Ltd. (Foreign)                                               217,100             115,801
       *   Bangkok Land Public Co., Ltd. (Foreign)                                                   2,335,700              31,713
           Bank of Ayudhya Public Co., Ltd. (Foreign)                                                  550,000             173,354
           Banpu Public Co., Ltd. (Foreign)                                                             32,500             100,861
           BEC World Public Co., Ltd. (Foreign)                                                        214,600              67,640
           Bumrungrad Hospital Public Co., Ltd. (Foreign)                                               90,500              59,244
       *   C.P. Seven Eleven Public Co., Ltd. (Foreign)                                                544,200              75,867
           Central Pattana Public Co., Ltd. (Foreign)                                                  179,700              52,283
           Central Plaza Hotel Public Co., Ltd. (Foreign)                                               49,400              36,231
           Charoen Pokphand Foods Public Co., Ltd. (Foreign)                                         1,335,100             163,468
           Delta Electronics (Thailand) Public Co., Ltd. (Foreign)                                     356,100             126,053

           Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)                 324,100              28,917
           GMM Grammy Public Co., Ltd. (Foreign)                                                        98,800              28,027
           Hana Microelectronics Public Co., Ltd. (Foreign)                                            167,316              98,576
           Hermraj Land & Development Public Co., Ltd. (Foreign)                                     1,458,400              27,934
           ICC International Public Co., Ltd. (Foreign)                                                 49,200              48,908
       *   International Broadcasting Corp. Public Co., Ltd. (Foreign)                                  68,000              42,454
       *   ITV Public Co., Ltd. (Foreign)                                                              183,700              44,316
       *   K.R. Precision Public Co., Ltd. (Foreign)                                                   610,200              65,096
           Kasikornbank Public Co., Ltd. (Foreign)                                                     173,800             269,686
           KGI Securities One Public Co., Ltd. (Foreign)                                               673,400              33,633
           Kiatnakin Finance Public Co., Ltd. (Foreign)                                                111,300              74,209
           Krung Thai Bank Public Co., Ltd. (Foreign)                                                1,530,300             369,172
       *   Lalin Property Public Co., Ltd. (Foreign)                                                   226,900              27,176
           Land & Houses Public Co., Ltd. (Foreign)                                                    532,200             105,163
           Loxley Public Co., Ltd. (Foreign)                                                           606,500              28,380
           MBK Development  Public Co., Ltd. (Foreign)                                                  31,400              33,497
       *   Millennium Steel Public Co., Ltd. (Foreign)                                                 996,000              25,114
           National Finance and Securities Public Co., Ltd. (Foreign)                                  504,400             151,644
       *   Natural Park Public Co., Ltd. (Foreign)                                                   1,801,600              23,151
       *   Picnic Gas & Engineering Public Co., Ltd. (Foreign)                                         326,800               4,120
           Quality Houses Public Co., Ltd. (Foreign)                                                 3,763,000             104,921
           Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)                        118,000             113,008
           Regional Container Lines Public Co., Ltd. (Foreign)                                          56,900              35,179
       *   Sahaviriya Steel Industries Public Co., Ltd. (Foreign)                                    3,699,900             100,470
           Samart Corporation Public Co., Ltd. (Foreign)                                               186,800              31,250
           Sansiri Public Co., Ltd. (Foreign)                                                          460,500              27,689
           Seamico Securities Public Co., Ltd. (Foreign)                                               259,500              25,544
           Shin Corporation Public Co., Ltd. (Foreign)                                                 269,400             251,470
       *   Shinawatra Satellite Public Co., Ltd. (Foreign)                                             217,700              72,839
           Siam Cement Public Co., Ltd. (Foreign)                                                       54,500             327,700
           Siam City Cement Public Co., Ltd. (Foreign)                                                  20,800             148,265
           Siam Commercial Bank Public Co., Ltd. (Foreign)                                             247,600             286,650
           Siam Makro Public Co., Ltd. (Foreign)                                                        52,200              84,796
           Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)                             173,600              46,720
       *   Thai Olefins Public Co., Ltd. (Foreign)                                                      35,000              52,612
           Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                                         215,200              80,873
           Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)                                   9,100              30,447
           Thai Union Frozen Products Public Co., Ltd. (Foreign)                                       104,400              78,468
       *   Ticon Industrial Connection Public Co., Ltd. (Foreign)                                       96,500              29,246
       *   TMB Bank, Ltd.                                                                            1,541,300             147,983
       *   TPI Polene Public Co., Ltd. (Foreign)                                                       192,300             114,228
       *   True Corp., Ltd. (Foreign)                                                                  469,200              93,283
       *   TT&T Public Co., Ltd. (Foreign)                                                             699,600              47,494
           Vinythai Public Co., Ltd. (Foreign)                                                         312,600              71,243
                                                                                                                 -----------------
TOTAL -- THAILAND                                                                                                        5,503,152
                                                                                                                 -----------------
CHILE  -- (2.3%)
COMMON STOCKS  -- (2.3%)
           Aguas Andinas SA Series A                                                                   416,227             138,541
           Banco de Credito e Inversiones SA Series A                                                    4,812             121,057
           Banmedica SA                                                                                 66,170              53,141
           CAP SA (Compania de Aceros del Pacifico)                                                     17,474             225,209
           Cementos Bio-Bio SA                                                                          22,587              57,478
       *   Colbun SA                                                                                 1,952,616             275,841
           Compania General de Electricidad SA                                                          53,647             290,685
           Consumidores de Gas de Santiago SA                                                           18,736              89,193
       *   Corpbanca SA                                                                             42,692,058             247,849
           Cristalerias de Chile SA                                                                     19,709             219,496
           Embotelladora Andina SA Series B                                                             35,500              87,934
           Empresa Nacional de Telecomunicaciones SA                                                    46,473             449,666
           Empresas CMPC SA                                                                             35,284             897,958
           Empresas Copec SA                                                                           114,239           1,023,564
       *   Empresas Iansa SA                                                                           500,000              51,766
           Falabella Sociedad Anomina Comercial e Industrial SA                                         75,846             199,614
           Lan Airlines SA                                                                               7,071              51,724
       *   Madeco Manufacturera de Cobre SA                                                          1,053,284              97,838
       *   Masisa SA                                                                                   199,060              42,374
           Parque Arauco SA                                                                            119,391              78,554
           Sud Americana de Vapores SA                                                                  89,173             150,994
           Vina de Concha y Toro SA                                                                    109,160             148,293
           Vina San Pedro SA                                                                         8,136,038              87,698
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                      5,086,467
                                                                                                                 -----------------

RIGHTS/WARRANTS  -- (0.0%)
       *   Vina San Pedro SA Rights 12/11/05                                                           246,215                   0
                                                                                                                 -----------------
TOTAL RIGHTS/WARRANTS                                                                                                            0
                                                                                                                 -----------------
TOTAL -- CHILE                                                                                                           5,086,467
                                                                                                                 -----------------
INDONESIA  -- (1.7%)
COMMON STOCKS  -- (1.7%)
           PT Astra Agro Lestari Tbk                                                                    98,500              53,923
           PT Astra International Tbk                                                                  661,500             599,118
           PT Bank Central Asia Tbk                                                                  1,382,000             454,129
           PT Bank Danamon Indonesia Tbk                                                               426,000             165,478
           PT Bank Pan Indonesia Tbk                                                                 2,421,000              90,368
           PT Berlian Laju Tanker Tbk                                                                  925,000              87,422
           PT Bumi Resources Tbk                                                                     4,413,000             303,046
           PT Citra Marga Nusaphala Persada Tbk                                                        377,000              28,095
           PT Enseval Putera Megatrading Tbk                                                           799,500              46,184
       *   PT GT Petrochem Industries Tbk                                                            2,109,000              63,800
           PT Gudang Garam Tbk                                                                         248,500             271,354
       *   PT Indocement Tunggal Prakarsa Tbk                                                          585,500             187,452
           PT Indofood Sukses Makmur Tbk                                                             2,313,000             195,930
           PT International Nickel Indonesia Tbk                                                       114,500             145,904
           PT Kalbe Farma Tbk                                                                        1,229,000             108,869
       *   PT Kawasan Industry Jababeka Tbk                                                          2,528,500              21,349
       *   PT Lippo Bank Tbk Series A                                                                  485,500              76,909
           PT Lippo Karawaci Tbk                                                                       300,000              50,285
           PT Matahari Putra Prima Tbk                                                                 605,000              61,489
           PT Medco Energi International Tbk                                                           166,500              55,036
           PT Ramayana Lestari Sentosa Tbk                                                           1,496,000             106,948
           PT Semen Gresik Tbk                                                                          58,500             104,288
           PT Summarecon Agung Tbk                                                                     390,000              28,732
           PT Telekomunikasi Indonesia (Persero) Tbk                                                   246,500             135,481
           PT Tempo Scan Pacific Tbk                                                                    82,000              47,481
           PT Unilever Tbk                                                                             343,500             148,106
           PT United Tractors Tbk                                                                      336,500             120,557
                                                                                                                 -----------------
TOTAL -- INDONESIA                                                                                                       3,757,733
CZECH REPUBLIC -- (1.2%)
COMMON STOCKS -- (1.2%)
           CEZ A.S.                                                                                     60,000           1,643,321
           Komercni Banka A.S.                                                                           3,281             454,341
           Phillip Morris CR A.S.                                                                          150             104,854
           Zentiva NV                                                                                    7,900             351,590
                                                                                                                 -----------------
TOTAL -- CZECH REPUBLIC                                                                                                  2,554,106
                                                                                                                 -----------------
PHILIPPINES  -- (0.7%)
COMMON STOCKS  -- (0.7%)
           Aboitiz Equity Ventures, Inc.                                                             1,100,000              98,792
           Ayala Corp. Series A                                                                         25,620             165,632
           Ayala Land, Inc.                                                                            729,000             128,040
           Bank of the Philippine Island                                                               162,000             175,304
       *   DMCI Holdings, Inc.                                                                         468,000              29,464
           Equitable PCI Bank, Inc.                                                                    100,400             101,225
       *   Filinvest Land, Inc.                                                                      1,408,000              36,334
           First Philippines Holdings Corp.                                                            104,900              99,475
           International Container Terminal Services, Inc.                                             176,000              30,849
       *   Jollibee Food Corp.                                                                         180,900             132,082
       *   Megaworld Properties & Holdings, Inc.                                                     1,434,000              34,947
           Metro Bank and Trust Co.                                                                    174,100              99,859
           Petron Corp.                                                                                811,000              63,685
           Philippine Long Distance Telephone Co.                                                        6,140             196,677
       *   Pilipino Telephone Corp.                                                                    862,000              54,924
           SM Prime Holdings, Inc.                                                                     497,000              75,395
           Soriano (A.) Corp.                                                                          818,000              31,655
                                                                                                                 -----------------
TOTAL -- PHILIPPINES                                                                                                     1,554,339
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             -----------------
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $2,323,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $2,276,540) to be repurchased at $2,242,242                                    $           2,242           2,242,000
                                                                                                                 -----------------
TOTAL INVESTMENTS - (100.0%)
(Cost $198,303,021)                                                                                              $     218,828,681
                                                                                                                 =================

                 See accompanying Notes to Financial Statements.

                                             THE U.S. LARGE COMPANY SERIES
                                                 SCHEDULE OF INVESMENTS
                                                    NOVEMBER 30, 2005


                                                                                                  SHARES              VALUE+
                                                                                             -----------------   -----------------
COMMON STOCKS -- (87.0%)
Financials -- (18.4%)
       Ace, Ltd.                                                                                       116,700   $       6,476,850
    #  AFLAC, Inc.                                                                                     184,600           8,860,800
       Allstate Corp.                                                                                  241,700          13,559,370
       AMBAC Financial Group, Inc.                                                                      39,400           3,021,586
       American Express Co.                                                                            456,700          23,483,514
    #  American International Group, Inc.                                                              955,100          64,125,414
       Ameriprise Financial, Inc.                                                                       91,340           3,840,847
    #  AmSouth Bancorporation                                                                          129,000           3,430,110
       AON Corp.                                                                                       117,200           4,267,252
       Apartment Investment & Management Co. Class A                                                    35,200           1,363,296
       Archstone-Smith Trust                                                                            77,900           3,256,999
    #  Bank of America Corp.                                                                         1,478,800          67,862,132
    #  Bank of New York Co., Inc.                                                                      286,500           9,282,600
    #  BB&T Corp.                                                                                      201,500           8,573,825
    #  Bear Stearns Companies, Inc.                                                                     41,400           4,594,986
       Capital One Financial Corp.                                                                     106,300           8,829,278
    #  Chubb Corp.                                                                                      73,000           7,069,320
    #  Cincinnati Financial Corp.                                                                       64,300           2,863,279
       CIT Group, Inc.                                                                                  74,200           3,672,900
       Citigroup, Inc.                                                                               1,902,800          92,380,940
       Comerica, Inc.                                                                                   61,600           3,552,472
       Compass Bancshares, Inc.                                                                         45,800           2,219,468
       Countrywide Financial Corp.                                                                     218,800           7,616,428
    *  E*TRADE Financial Corp.                                                                         149,700           2,922,144
    #  Equity Office Properties Trust                                                                  151,100           4,711,298
    #  Equity Residential                                                                              105,700           4,308,332
       Fannie Mae                                                                                      356,200          17,115,410
       Federated Investors, Inc.                                                                        31,200           1,140,048
    #  Fifth Third Bancorp                                                                             204,700           8,243,269
       First Horizon National Corp.                                                                     46,000           1,790,320
       Franklin Resources, Inc.                                                                         54,600           5,071,248
       Freddie Mac                                                                                     254,300          15,881,035
       Golden West Financial Corp.                                                                      94,000           6,090,260
       Hartford Financial Services Group, Inc.                                                         110,200           9,628,174
       Huntington Bancshares, Inc.                                                                      85,000           2,036,600
       Janus Capital Group, Inc.                                                                        82,000           1,571,940
       Jefferson-Pilot Corp.                                                                            49,600           2,755,280
       JPMorgan Chase & Co.                                                                          1,292,900          49,453,425
       KeyCorp                                                                                         150,600           4,993,896
    #  Lehman Brothers Holdings, Inc.                                                                  100,200          12,625,200
    #  Lincoln National Corp.                                                                           63,500           3,300,730
       Loews Corp.                                                                                      49,900           4,819,342
    #  M&T Bank Corp.                                                                                   29,700           3,214,134
       Marsh & McLennan Companies, Inc.                                                                197,000           6,085,330

       Marshall & Ilsley Corp.                                                                          76,300           3,279,374
    #  MBIA, Inc.                                                                                       49,300           3,045,754
       MBNA Corp.                                                                                      462,900          12,391,833
       Mellon Financial Corp.                                                                          153,900           5,177,196
    #  Merrill Lynch & Co., Inc.                                                                       340,900          22,642,578
    #  MetLife, Inc.                                                                                   278,400          14,320,896
    #  MGIC Investment Corp.                                                                            34,200           2,226,420
       Moody's Corp.                                                                                    93,000           5,593,950
       Morgan Stanley                                                                                  399,700          22,395,191
       National City Corp.                                                                             209,300           7,097,363
       North Fork Bancorporation, Inc.                                                                 176,100           4,754,700
       Northern Trust Corp.                                                                             68,300           3,598,727
       Plum Creek Timber Co., Inc.                                                                      67,700           2,637,592
    #  PNC Financial Services Group                                                                    107,000           6,823,390
       Principal Financial Group, Inc.                                                                 102,900           5,213,943
       Progressive Corp.                                                                                72,600           8,929,074
       ProLogis                                                                                         90,800           4,118,688
       Prudential Financial, Inc.                                                                      188,800          14,613,120
    #  Public Storage, Inc.                                                                             30,400           2,146,240
       Regions Financial Corp.                                                                         169,500           5,710,455
       Safeco Corp.                                                                                     46,000           2,587,500
       Schwab (Charles) Corp.                                                                          382,500           5,833,125
    #  Simon Property Group, Inc.                                                                       67,400           5,210,694
       SLM Corp.                                                                                       153,700           8,076,935
       Sovereign Bancorp, Inc.                                                                         133,100           2,909,566
       State Street Corp.                                                                              121,800           7,026,642
       SunTrust Banks, Inc.                                                                            133,400           9,703,516
       Synovus Financial Corp.                                                                         114,700           3,228,805
       T. Rowe Price Group, Inc.                                                                        47,800           3,439,210
       The Goldman Sachs Group, Inc.                                                                   171,100          22,065,056
       The St. Paul Travelers Companies, Inc.                                                          248,600          11,567,358
       Torchmark Corp.                                                                                  38,400           2,078,208
       U.S. Bancorp                                                                                    672,700          20,369,356
    #  UnumProvident Corp.                                                                             109,600           2,411,200
       Vornado Realty Trust                                                                             43,400           3,704,190
    #  Wachovia Corp.                                                                                  580,500          30,998,700
       Washington Mutual, Inc.                                                                         367,154          15,123,073
    #  Wells Fargo & Co.                                                                               621,300          39,048,705
       XL Capital, Ltd.                                                                                 51,700           3,431,846
       Zions Bancorporation                                                                             33,200           2,510,916
                                                                                                                 -----------------
Total Financials                                                                                                       880,002,166
                                                                                                                 -----------------
Information Technology -- (13.6%)
    *  ADC Telecommunications, Inc.                                                                     42,900             876,447
    #  Adobe Systems, Inc.                                                                             180,900           5,899,149
    *  Advanced Micro Devices, Inc.                                                                    146,600           3,837,988
    *  Affiliated Computer Services, Inc. Class A                                                       46,200           2,577,036
    *  Agilent Technologies, Inc.                                                                      181,900           6,486,554
    *  Altera Corp.                                                                                    137,100           2,503,446
    #  Analog Devices, Inc.                                                                            137,100           5,198,832
    *  Andrew Corp.                                                                                     59,800             653,614
    *  Apple Computer, Inc.                                                                            305,400          20,712,228
    #  Applied Materials, Inc.                                                                         597,200          10,815,292
    *  Applied Micro Circuits Corp.                                                                    112,400             296,736
       Autodesk, Inc.                                                                                   84,100           3,508,652

       Automatic Data Processing, Inc.                                                                 213,500          10,034,500
    *  Avaya, Inc.                                                                                     156,100           1,860,712
    *  BMC Software, Inc.                                                                               80,200           1,643,298
    *  Broadcom Corp.                                                                                  104,000           4,840,160
    *  Ciena Corp.                                                                                     212,700             635,973
    *  Cisco Sytems, Inc.                                                                            2,352,100          41,255,834
    *  Citrix Systems, Inc.                                                                             62,700           1,701,678
       Computer Associates International, Inc.                                                         170,500           4,860,955
    *  Computer Sciences Corp.                                                                          68,000           3,415,640
    *  Compuware Corp.                                                                                 142,800           1,318,044
    *  Comverse Technology, Inc.                                                                        74,100           1,942,161
    *  Convergys Corp.                                                                                  51,500             854,900
    *  Corning, Inc.                                                                                   541,800          10,971,450
  * #  Dell, Inc.                                                                                      882,400          26,613,184
    *  Electronic Arts, Inc.                                                                           111,700           6,295,412
       Electronic Data Systems Corp.                                                                   191,000           4,402,550
    *  EMC Corp.                                                                                       887,200          12,358,696
       First Data Corp.                                                                                284,000          12,288,680
    *  Fiserv, Inc.                                                                                     69,200           3,149,292
    *  Freescale Semiconductor, Inc. Class B                                                           149,100           3,846,780
  * #  Gateway, Inc.                                                                                    97,000             294,880
       Hewlett-Packard Co.                                                                           1,054,400          31,284,048
       Intel Corp.                                                                                   2,242,500          59,829,900
       International Business Machines Corp.                                                           587,300          52,210,970
    *  Intuit, Inc.                                                                                     66,700           3,573,119
    *  Jabil Circuit, Inc.                                                                              63,300           2,096,496
    *  JDS Uniphase Corp.                                                                              606,600           1,558,962
       KLA-Tencor Corp.                                                                                 72,700           3,721,513
  * #  Lexmark International, Inc.                                                                      43,700           2,080,994
    #  Linear Technology Corp.                                                                         112,900           4,212,299
    *  LSI Logic Corp.                                                                                 143,800           1,180,598
    *  Lucent Technologies, Inc.                                                                     1,635,900           4,564,161
       Maxim Integrated Products, Inc.                                                                 120,700           4,411,585
    *  Mercury Interactive Corp.                                                                        31,900             886,820
  * #  Micron Technology, Inc.                                                                         226,800           3,234,168
       Microsoft Corp.                                                                               3,390,800          93,959,068
       Molex, Inc.                                                                                      53,300           1,427,907
       Motorola, Inc.                                                                                  908,700          21,890,583
    #  National Semiconductor Corp.                                                                    126,300           3,268,644
    *  NCR Corp.                                                                                        68,400           2,322,180
    *  Network Appliance, Inc.                                                                         135,400           3,942,848
    *  Novell, Inc.                                                                                    140,600           1,093,868
  * #  Novellus Systems, Inc.                                                                           51,000           1,258,170
  * #  Nvidia Corp.                                                                                     62,100           2,246,157
    *  Oracle Corp.                                                                                  1,388,000          17,447,160
    *  Parametric Technology Corp.                                                                     100,200             586,170
       Paychex, Inc.                                                                                   122,600           5,199,466
    *  PMC-Sierra, Inc.                                                                                 67,100             528,077
    *  QLogic Corp.                                                                                     29,600             978,576
       Qualcomm, Inc.                                                                                  600,100          27,286,547
       Sabre Holdings Corp.                                                                             48,300           1,104,621
    *  Sanmina-SCI Corp.                                                                               193,500             801,090
       Scientific-Atlanta, Inc.                                                                         56,400           2,386,848
    #  Siebel Systems, Inc.                                                                            192,200           2,018,100
    *  Solectron Corp.                                                                                 357,800           1,284,502

    *  Sun Microsystems, Inc.                                                                        1,255,100           4,731,727
    *  Symantec Corp.                                                                                  398,000           7,032,660
       Symbol Technologies, Inc.                                                                        89,420           1,022,071
       Tektronix, Inc.                                                                                  31,100             795,849
    *  Tellabs, Inc.                                                                                   164,700           1,689,822
    *  Teradyne, Inc.                                                                                   72,400           1,059,212
       Texas Instruments, Inc.                                                                         597,400          19,403,552
    *  Unisys Corp.                                                                                    125,300             770,595
  * #  Xerox Corp.                                                                                     353,100           5,014,020
       Xilinx, Inc.                                                                                    128,600           3,400,184
    *  Yahoo!, Inc.                                                                                    461,500          18,566,145
                                                                                                                 -----------------
Total Information Technology                                                                                           647,312,805
                                                                                                                 -----------------
Health Care -- (11.1%)
       Abbott Laboratories                                                                             572,100          21,573,891
    #  Aetna, Inc.                                                                                     106,700           9,868,683
    #  Allergan, Inc.                                                                                   48,100           4,810,000
       AmerisourceBergen Corp.                                                                          38,200           3,069,370
    *  Amgen, Inc.                                                                                     454,100          36,750,313
    #  Applera Corp. - Applied Biosystems Group                                                         71,900           1,983,002
       Bard (C.R.), Inc.                                                                                38,800           2,516,956
    #  Bausch & Lomb, Inc.                                                                              19,800           1,608,948
       Baxter International, Inc.                                                                      229,100           8,909,699
       Becton Dickinson & Co.                                                                           92,000           5,357,160
    *  Biogen Idec, Inc.                                                                               124,500           5,329,845
       Biomet, Inc.                                                                                     91,900           3,273,478
    *  Boston Scientific Corp.                                                                         217,300           5,754,104
    #  Bristol-Myers Squibb Co.                                                                        719,800          15,540,482
    #  Cardinal Health, Inc.                                                                           157,100          10,046,545
    *  Caremark Rx, Inc.                                                                               165,600           8,510,184
  * #  Chiron Corp.                                                                                     40,100           1,776,430
       Cigna Corp.                                                                                      47,300           5,322,196
    *  Coventry Health Care, Inc.                                                                       59,250           3,529,523
    #  Eli Lilly & Co.                                                                                 417,300          21,073,650
    *  Express Scripts, Inc.                                                                            54,700           4,619,962
  * #  Fisher Scientific International, Inc.                                                            44,900           2,895,152
  * #  Forest Laboratories, Inc.                                                                       125,100           4,887,657
  * #  Genzyme Corp.                                                                                    94,500           7,025,130
    *  Gilead Sciences, Inc.                                                                           167,800           8,505,782
       Guidant Corp.                                                                                   121,500           7,494,120
       HCA, Inc.                                                                                       155,800           7,944,242
       Health Management Associates, Inc.                                                               91,000           2,131,220
    *  Hospira, Inc.                                                                                    58,800           2,596,020
    *  Humana, Inc.                                                                                     59,800           2,740,634
       IMS Health, Inc.                                                                                 83,100           2,031,795
    #  Johnson & Johnson                                                                             1,094,800          67,603,900
    *  King Pharmaceuticals, Inc.                                                                       89,000           1,399,970
    *  Laboratory Corp. of America Holdings                                                             49,700           2,578,933
       Manor Care, Inc.                                                                                 29,100           1,147,413
    #  McKesson Corp.                                                                                  113,500           5,709,050
    *  Medco Health Solutions, Inc.                                                                    112,000           6,008,800
    *  Medimmune, Inc.                                                                                  90,700           3,257,037
       Medtronic, Inc.                                                                                 445,700          24,767,549
    #  Merck & Co., Inc.                                                                               808,100          23,758,140
    *  Millipore Corp.                                                                                  19,000           1,211,440

       Mylan Laboratories, Inc.                                                                         80,500           1,681,645
    *  Patterson Companies, Inc.                                                                        50,800           1,774,952
       PerkinElmer, Inc.                                                                                47,900           1,092,599
       Pfizer, Inc.                                                                                  2,712,700          57,509,240
       Quest Diagnostics, Inc.                                                                          61,300           3,070,517
       Schering-Plough Corp.                                                                           543,400          10,498,488
    *  St. Jude Medical, Inc.                                                                          134,200           6,410,734
       Stryker Corp.                                                                                   106,900           4,628,770
  * #  Tenet Healthcare Corp.                                                                          172,500           1,348,950
    *  Thermo Electron Corp.                                                                            59,500           1,835,575
       UnitedHealth Group, Inc.                                                                        464,900          27,828,914
    *  Waters Corp.                                                                                     42,300           1,659,429
    *  Watson Pharmaceuticals, Inc.                                                                     38,400           1,281,024
    *  WellPoint, Inc.                                                                                 225,800          17,348,214
       Wyeth                                                                                           493,600          20,514,016
    *  Zimmer Holdings, Inc.                                                                            91,000           5,702,970
                                                                                                                 -----------------
Total Health Care                                                                                                      531,104,442
                                                                                                                 -----------------
Industrials -- (9.9%)
       3M Co.                                                                                          281,600          22,099,968
  * #  Allied Waste Industries, Inc.                                                                    80,300             675,323
       American Power Conversion Corp.                                                                  62,900           1,409,589
    #  American Standard Companies, Inc.                                                                67,500           2,570,400
       Avery Dennison Corp.                                                                             40,700           2,392,753
       Boeing Co.                                                                                      302,000          20,593,380
       Burlington Northern Santa Fe Corp.                                                              137,400           9,093,132
       Caterpillar, Inc.                                                                               249,100          14,392,998
       Cendant Corp.                                                                                   385,100           6,843,227
       Cintas Corp.                                                                                     50,800           2,271,776
       Cooper Industries, Ltd.                                                                          34,100           2,480,434
       CSX Corp.                                                                                        79,900           3,886,336
       Cummins, Inc.                                                                                    17,100           1,521,900
    #  Danaher Corp.                                                                                    87,500           4,856,250
       Deere & Co.                                                                                      88,800           6,158,280
       Donnelley (R.R.) & Sons Co.                                                                      79,000           2,701,800
       Dover Corp.                                                                                      74,500           3,013,525
    #  Eaton Corp.                                                                                      54,300           3,459,996
       Emerson Electric Co.                                                                            152,000          11,492,720
       Equifax, Inc.                                                                                    47,900           1,834,570
    #  FedEx Corp.                                                                                     111,500          10,884,630
       Fluor Corp.                                                                                      31,900           2,363,790
       General Dynamics Corp.                                                                           74,000           8,458,200
       General Electric Co.                                                                          3,901,600         139,365,152
    #  Goodrich (B.F.) Co.                                                                              44,700           1,721,844
       Honeywell International, Inc.                                                                   314,700          11,499,138
       Illinois Tool Works, Inc.                                                                        76,800           6,779,136
       Ingersoll-Rand Co., Ltd. Class A                                                                124,100           4,918,083
       ITT Industries, Inc.                                                                             34,100           3,708,716
       L-3 Communications Holdings, Inc.                                                                43,700           3,255,650
       Lockheed Martin Corp.                                                                           133,900           8,114,340
       Masco Corp.                                                                                     158,400           4,715,568
    *  Monster Worldwide, Inc.                                                                          44,800           1,742,720
    *  Navistar International Corp.                                                                     22,700             643,999
       Norfolk Southern Corp.                                                                          148,900           6,587,336
       Northrop Grumman Corp.                                                                          131,400           7,538,418

       Paccar, Inc.                                                                                     63,100           4,534,366
    #  Pall Corp.                                                                                       45,800           1,271,408
       Parker Hannifin Corp.                                                                            44,100           3,016,881
       Pitney Bowes, Inc.                                                                               84,200           3,507,772
       Raytheon Co.                                                                                    166,100           6,381,562
       Robert Half International, Inc.                                                                  62,300           2,383,598
       Rockwell Automation, Inc.                                                                        66,800           3,769,524
       Rockwell Collins, Inc.                                                                           65,000           2,970,500
       Ryder System, Inc.                                                                               23,600           1,001,348
       Southwest Airlines Co.                                                                          255,000           4,207,500
       Textron, Inc.                                                                                    49,200           3,881,880
    #  Tyco International, Ltd.                                                                        744,900          21,244,548
    #  Union Pacific Corp.                                                                              97,100           7,432,034
    #  United Parcel Service, Inc.                                                                     407,500          31,744,250
       United Technologies Corp.                                                                       377,200          20,308,448
       W.W. Grainger, Inc.                                                                              27,900           1,959,417
       Waste Management, Inc.                                                                          206,900           6,188,379
                                                                                                                 -----------------
Total Industrials                                                                                                      471,848,492
                                                                                                                 -----------------
Consumer Discretionary -- (9.4%)
    *  Apollo Group, Inc. Class A                                                                       53,800           3,830,560
  * #  AutoNation, Inc.                                                                                 66,400           1,375,808
    *  Autozone, Inc.                                                                                   20,500           1,825,730
    *  Bed Bath and Beyond, Inc.                                                                       108,800           4,641,408
    #  Best Buy Co., Inc.                                                                              149,000           7,187,760
  * #  Big Lots, Inc.                                                                                   41,900             514,951
       Black & Decker Corp.                                                                             29,600           2,599,176
       Brunswick Corp.                                                                                  35,800           1,406,582
       Carnival Corp.                                                                                  158,800           8,653,012
    #  Centex Corp.                                                                                     47,200           3,391,320
       Circuit City Stores, Inc.                                                                        60,500           1,266,265
       Clear Channel Communications, Inc.                                                              199,700           6,502,232
    *  Coach, Inc.                                                                                     139,900           4,816,757
  * #  Comcast Corp. Class A                                                                           808,200          21,336,480
    #  Cooper Tire & Rubber Co.                                                                         22,500             330,975
    #  Dana Corp.                                                                                       55,300             385,441
    #  Darden Restaurants, Inc.                                                                         49,400           1,767,532
       Dillards, Inc. Class A                                                                           23,700             496,989
       Disney (Walt) Co.                                                                               739,800          18,443,214
       Dollar General Corp.                                                                            118,100           2,233,271
    #  Dow Jones & Co., Inc.                                                                            21,700             740,187
       Eastman Kodak Co.                                                                               105,700           2,533,629
  * #  eBay, Inc.                                                                                      408,600          18,309,366
       Family Dollar Stores, Inc.                                                                       57,100           1,285,321
       Federated Department Stores, Inc.                                                                97,600           6,288,368
    #  Ford Motor Co.                                                                                  682,000           5,544,660
       Fortune Brands, Inc.                                                                             53,700           4,186,452
       Gannett Co., Inc.                                                                                89,800           5,533,476
    #  Gap, Inc.                                                                                       213,300           3,707,154
    #  General Motors Corp.                                                                            208,100           4,557,390
       Genuine Parts Co.                                                                                64,100           2,840,271
  * #  Goodyear Tire & Rubber Co.                                                                       64,800           1,110,024
       H&R Block, Inc.                                                                                 119,500           2,920,580
    #  Harley-Davidson, Inc.                                                                           101,000           5,439,860
       Harrahs Entertainment, Inc.                                                                      67,600           4,602,884

       Hasbro, Inc.                                                                                     65,900           1,345,678
       Hilton Hotels Corp.                                                                             120,600           2,643,552
       Home Depot, Inc.                                                                                787,700          32,910,106
       Horton (D.R.), Inc.                                                                             100,200           3,551,088
       International Game Technology                                                                   125,500           3,683,425
  * #  Interpublic Group of Companies, Inc.                                                            155,600           1,450,192
       Johnson Controls, Inc.                                                                           70,900           4,924,005
    #  Jones Apparel Group, Inc.                                                                        43,600           1,253,936
    #  KB Home                                                                                          28,500           1,988,445
       Knight-Ridder, Inc.                                                                              25,500           1,540,200
    *  Kohl's Corp.                                                                                    126,900           5,837,400
       Leggett & Platt, Inc.                                                                            69,400           1,629,512
       Lennar Corp. Class A                                                                             49,200           2,837,856
       Limited Brands, Inc.                                                                            128,500           2,859,125
       Liz Claiborne, Inc.                                                                              39,500           1,377,760
       Lowe's Companies, Inc.                                                                          287,000          19,366,760
       Marriott International, Inc. Class A                                                             63,000           4,070,430
    #  Mattel, Inc.                                                                                    148,600           2,474,190
    #  Maytag Corp.                                                                                     29,400             522,732
    #  McDonald's Corp.                                                                                460,100          15,574,385
    #  McGraw-Hill Companies, Inc.                                                                     137,600           7,299,680
       Meredith Corp.                                                                                   15,400             785,400
       Newell Rubbermaid, Inc.                                                                         101,300           2,336,991
       News Corp. Class A                                                                              901,600          13,352,696
       NIKE, Inc. Class B                                                                               70,300           5,996,590
       Nordstrom, Inc.                                                                                  81,500           3,005,720
    *  Office Depot, Inc.                                                                              116,400           3,454,752
       OfficeMax, Inc.                                                                                  26,000             758,680
       Omnicom Group, Inc.                                                                              67,000           5,665,520
       Penney (J.C.) Co., Inc.                                                                          92,200           4,837,734
    #  Pulte Homes, Inc.                                                                                79,000           3,288,770
       RadioShack Corp.                                                                                 49,400           1,126,814
    #  Reebok International, Ltd.                                                                       19,300           1,111,294
    *  Sears Holdings Corp.                                                                             37,600           4,324,752
       Sherwin-Williams Co.                                                                             41,900           1,836,896
    #  Snap-On, Inc.                                                                                    21,300             795,981
       Staples, Inc.                                                                                   270,500           6,248,550
    *  Starbucks Corp.                                                                                 282,800           8,611,260
       Starwood Hotels & Resorts Worldwide, Inc.                                                        80,100           4,846,050
       Target Corp.                                                                                    325,600          17,422,856
       The New York Times Co. Class A                                                                   53,500           1,471,250
    #  The Stanley Works                                                                                26,700           1,281,600
    #  The TJX Companies, Inc.                                                                         171,500           3,843,315
    #  Tiffany & Co.                                                                                    52,400           2,132,680
       Time Warner, Inc.                                                                             1,727,700          31,064,046
       Tribune Co.                                                                                      97,600           3,120,272
    *  Univision Communications, Inc. Class A                                                           84,700           2,560,481
       V.F. Corp.                                                                                       32,900           1,863,785
       Viacom, Inc. Class B                                                                            583,500          19,488,900
       Visteon Corp.                                                                                    47,400             320,424
       Wendy's International, Inc.                                                                      42,500           2,158,150
       Whirlpool Corp.                                                                                  24,600           2,013,510
       Yum! Brands, Inc.                                                                               105,000           5,122,950
                                                                                                                 -----------------
Total Consumer Discretionary                                                                                           447,994,211
                                                                                                                 -----------------

Consumer Staples -- (8.3%)
       Alberto-Culver Co. Class B                                                                       27,800           1,208,744
       Albertson's, Inc.                                                                               135,600           3,186,600
       Altria Group, Inc.                                                                              763,800          55,597,002
       Anheuser-Busch Companies, Inc.                                                                  285,900          12,505,266
       Archer-Daniels-Midland Co.                                                                      239,400           5,642,658
       Avon Products, Inc.                                                                             173,300           4,739,755
       Brown-Forman Corp. Class B                                                                       30,500           2,097,180
       Campbell Soup Co.                                                                                68,100           2,057,301
    #  Clorox Co.                                                                                       55,800           3,028,824
       Coca-Cola Co.                                                                                   764,200          32,623,698
       Coca-Cola Enterprises, Inc.                                                                     110,900           2,131,498
       Colgate-Palmolive Co.                                                                           191,200          10,424,224
       ConAgra, Inc.                                                                                   190,600           4,097,900
    *  Constellation Brands, Inc.                                                                       72,100           1,703,002
       Costco Wholesale Corp.                                                                          176,400           8,816,472
       CVS Corp.                                                                                       299,200           8,084,384
       General Mills, Inc.                                                                             134,700           6,402,291
       Heinz (H.J.) Co.                                                                                125,500           4,357,360
       Kellogg Co.                                                                                      94,300           4,155,801
       Kimberly-Clark Corp.                                                                            175,300          10,339,194
    #  McCormick & Co., Inc.                                                                            49,300           1,539,146
       Molson Coors Brewing Co.                                                                         21,100           1,405,049
       Pepsi Bottling Group, Inc.                                                                       51,100           1,507,450
       PepsiCo, Inc.                                                                                   614,600          36,384,320
    #  Procter & Gamble Co.                                                                          1,264,327          72,306,861
    #  Reynolds American, Inc.                                                                          31,500           2,804,130
       Safeway, Inc.                                                                                   165,100           3,838,575
       Sara Lee Corp.                                                                                  288,800           5,215,728
       Supervalu, Inc.                                                                                  50,000           1,636,000
    #  Sysco Corp.                                                                                     233,000           7,530,560
       The Hershey Co.                                                                                  67,600           3,666,624
  * #  The Kroger Co.                                                                                  266,500           5,186,090
       Tyson Foods, Inc. Class A                                                                        92,500           1,556,775
       UST, Inc.                                                                                        60,500           2,334,090
    #  Walgreen Co.                                                                                    376,300          17,189,384
    #  Wal-Mart Stores, Inc.                                                                           919,200          44,636,352
       Wrigley (Wm.) Jr. Co.                                                                            66,200           4,540,658
                                                                                                                 -----------------
Total Consumer Staples                                                                                                 396,476,946
                                                                                                                 -----------------
Energy -- (8.1%)
       Amerada Hess Corp.                                                                               29,400           3,602,088
    #  Anadarko Petroleum Corp.                                                                         87,000           7,883,070
       Apache Corp.                                                                                    121,000           7,898,880
    #  Baker Hughes, Inc.                                                                              125,400           7,191,690
       BJ Services Co.                                                                                 118,600           4,346,690
       Burlington Resources, Inc.                                                                      140,200          10,129,450
       Chevron Corp.                                                                                   828,800          47,498,528
    #  ConocoPhillips                                                                                  512,300          30,999,273
    #  Devon Energy Corp.                                                                              166,800          10,041,360
       El Paso Corp.                                                                                   242,700           2,667,273
    #  EOG Resources, Inc.                                                                              88,400           6,342,700
    #  Exxon Mobil Corp.                                                                             2,320,600         134,664,418
       Halliburton Co.                                                                                 187,100          11,908,915
    #  Kerr-McGee Corp.                                                                                 42,500           3,674,125

    #  Kinder Morgan, Inc.                                                                              35,200           3,189,120
       Marathon Oil Corp.                                                                              134,700           7,986,363
       Murphy Oil Corp.                                                                                 60,400           2,987,384
    *  Nabors Industries, Ltd.                                                                          58,000           4,060,580
    *  National-Oilwell, Inc.                                                                           63,800           3,867,556
       Noble Corp.                                                                                      50,300           3,625,121
    #  Occidental Petroleum Corp.                                                                      147,100          11,665,030
    #  Rowan Companies, Inc.                                                                            40,100           1,438,788
    #  Schlumberger, Ltd.                                                                              216,500          20,725,545
       Sunoco, Inc.                                                                                     50,300           3,883,160
       The Williams Companies, Inc.                                                                    210,600           4,527,900
  * #  Transocean, Inc.                                                                                121,000           7,724,640
       Valero Energy Corp.                                                                             112,500          10,822,500
    *  Weatherford International, Ltd.                                                                  60,600           4,212,306
       XTO Energy, Inc.                                                                                133,000           5,411,770
                                                                                                                 -----------------
Total Energy                                                                                                           384,976,223
                                                                                                                 -----------------
Utilities -- (2.9%)
    *  AES Corp.                                                                                       240,400           3,791,108
    *  Allegheny Energy, Inc.                                                                           59,900           1,667,017
       Ameren Corp.                                                                                     75,000           3,934,500
       American Electric Power Co., Inc.                                                               144,700           5,287,338
  * #  Calpine Corp.                                                                                   209,000             106,590
    #  CenterPoint Energy, Inc.                                                                        113,900           1,505,758
       Cinergy Corp.                                                                                    73,200           3,007,056
    *  CMS Energy Corp.                                                                                 80,700           1,128,186
       Consolidated Edison, Inc.                                                                        89,900           4,094,046
       Constellation Energy Group                                                                       65,500           3,470,845
       Dominion Resources, Inc.                                                                        125,400           9,524,130
    #  DTE Energy Co.                                                                                   65,500           2,858,420
       Duke Energy Corp.                                                                               341,000           9,159,260
    *  Dynegy, Inc.                                                                                    105,400             504,866
       Edison International                                                                            119,900           5,409,888
       Entergy Corp.                                                                                    76,400           5,348,000
       Exelon Corp.                                                                                    246,800          12,843,472
       FirstEnergy Corp.                                                                               121,400           5,700,944
       FPL Group, Inc.                                                                                 145,000           6,146,550
       KeySpan Corp.                                                                                    64,100           2,151,196
       Nicor, Inc.                                                                                      16,200             649,620
       NiSource, Inc.                                                                                  100,300           2,159,459
       Peoples Energy Corp.                                                                             14,000             503,020
       PG&E Corp.                                                                                      137,300           5,049,894
    #  Pinnacle West Capital Corp.                                                                      36,300           1,506,087
       PPL Corp.                                                                                       139,700           4,107,180
    #  Progress Energy, Inc.                                                                            92,500           4,142,150
       Public Service Enterprise Group, Inc.                                                            88,000           5,519,360
       Sempra Energy                                                                                    94,300           4,144,485
    #  Southern Co.                                                                                    274,900           9,541,779
       TECO Energy, Inc.                                                                                76,500           1,337,985
       TXU Corp.                                                                                        88,400           9,072,492
       Xcel Energy, Inc.                                                                               148,200           2,743,182
                                                                                                                 -----------------
Total Utilities                                                                                                        138,115,863
                                                                                                                 -----------------
Telecommunication Services -- (2.7%)
       Alltel Corp.                                                                                    140,500           9,389,615

  * #  AT&T, Inc.                                                                                    1,446,084          36,021,952
       BellSouth Corp.                                                                                 674,400          18,384,144
       CenturyTel, Inc.                                                                                 47,800           1,582,180
    #  Citizens Communications Co.                                                                     126,300           1,648,215
    *  Qwest Communications International, Inc.                                                        561,300           2,941,212
    #  Sprint Nextel Corp.                                                                           1,079,500          27,030,680
    #  Verizon Communications, Inc.                                                                  1,017,700          32,546,046
                                                                                                                 -----------------
Total Telecommunication Services                                                                                       129,544,044
                                                                                                                 -----------------
Materials -- (2.6%)
       Air Products & Chemicals, Inc.                                                                   81,600           4,828,272
       Alcoa, Inc.                                                                                     321,100           8,801,351
       Allegheny Technologies, Inc.                                                                     31,000           1,022,380
       Ashland, Inc.                                                                                    27,300           1,521,975
       Ball Corp.                                                                                       40,200           1,657,044
       Bemis Co., Inc.                                                                                  39,300           1,082,715
       Dow Chemical Co.                                                                                355,000          16,063,750
       DuPont (E.I.) de Nemours & Co., Inc.                                                            338,200          14,458,050
       Eastman Chemical Co.                                                                             30,000           1,659,900
       Ecolab, Inc.                                                                                     67,800           2,255,706
       Engelhard Corp.                                                                                  44,200           1,303,900
    #  Freeport-McMoRan Copper & Gold, Inc. Class B                                                     65,300           3,402,783
    #  Georgia-Pacific Corp.                                                                            95,800           4,530,382
  * #  Hercules, Inc.                                                                                   41,500             488,040
       International Flavors & Fragrances, Inc.                                                         30,100             979,454
    #  International Paper Co.                                                                         180,500           5,691,165
       Louisiana-Pacific Corp.                                                                          40,800           1,100,376
       MeadWestavco Corp.                                                                               67,700           1,894,923
       Monsanto Co.                                                                                     98,900           7,246,403
       Newmont Mining Corp.                                                                            164,200           7,572,904
    #  Nucor Corp.                                                                                      57,500           3,857,100
    *  Pactiv Corp.                                                                                     55,100           1,115,224
       Phelps Dodge Corp.                                                                               35,700           4,843,419
       PPG Industries, Inc.                                                                             62,500           3,795,625
    #  Praxair, Inc.                                                                                   119,000           6,188,000
       Rohm & Haas Co.                                                                                  53,500           2,343,300
    *  Sealed Air Corp.                                                                                 30,500           1,577,155
    #  Sigma-Aldrich Corp.                                                                              24,800           1,637,792
       Temple-Inland, Inc.                                                                              41,600           1,741,792
       United States Steel Corp.                                                                        42,000           1,999,200
       Vulcan Materials Co.                                                                             37,600           2,507,920
       Weyerhaeuser Co.                                                                                 90,200           5,981,162
                                                                                                                 -----------------
Total Materials                                                                                                        125,149,162
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                  4,152,524,354
                                                                                                                 -----------------

                                                                                           FACE
                                                                                          AMOUNT
                                                                                      ---------------
                                                                                           (000)
TEMPORARY CASH INVESTMENTS -- (13.0%)
    ^      Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%, 12/01/05
              (Collateralized by $555,340,000 U.S. Treasury Note 4.50%,
              11/15/10, valued at $558,763,488) to be repurchased at
              $547,864,300                                                                            $547,804         547 ,804,194
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $76,285,000 FHLMC 4.00%, 09/22/09, valued at
              $74,759,300) to be repurchased at $73,661,938                                             73,654           73,654,000
                                                                                                                  -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                        621,458,194
                                                                                                                  -----------------

TOTAL INVESTMENTS -- (100.0%)
(Cost $3,688,324,717)                                                                                             $   4,773,982,548
                                                                                                                  =================

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                              SHARES                VALUE+
                                                                                        -------------------   -------------------
COMMON STOCKS -- (92.0%)
Financials -- (29.4%)
           A.G. Edwards, Inc.                                                                       199,100   $         8,774,337
       *   Allegheny Corp.                                                                           18,292             5,381,323
           Allmerica Financial Corp.                                                                227,500             9,088,625
           Allstate Corp.                                                                         1,791,600           100,508,760
           AMBAC Financial Group, Inc.                                                              336,395            25,798,133
           American Financial Group, Inc.                                                           342,200            12,712,730
           American National Insurance Co.                                                           60,169             7,048,197
       *   AmeriCredit Corp.                                                                        395,300             9,803,440
           AmerUs Group Co.                                                                         179,500            10,542,035
           Astoria Financial Corp.                                                                   50,850             1,438,038
           Bank of Hawaii Corp.                                                                     327,500            16,902,275
           Bear Stearns Companies, Inc.                                                             373,770            41,484,732
           Capital One Financial Corp.                                                               87,971             7,306,881
           Chubb Corp.                                                                              453,200            43,887,888
           Cincinnati Financial Corp.                                                               782,889            34,862,047
           CIT Group, Inc.                                                                          877,400            43,431,300
       *   CNA Financial Corp.                                                                      996,940            33,945,807
           Commerce Group, Inc.                                                                      93,100             5,405,386
           Commercial Federal Corp.                                                                  98,900             3,406,116
           Countrywide Financial Corp.                                                            2,467,573            85,896,216
           Fidelity National Financial, Inc.                                                        621,000            23,486,220
           Fidelity National Title Group, Inc.                                                      108,675             2,477,790
           First American Corp.                                                                     381,600            17,954,280
           First Citizens BancShares, Inc.                                                           10,300             1,930,941
           Hartford Financial Services Group, Inc.                                                1,173,900           102,563,643
       #   Independence Community Bank Corp.                                                        350,500            13,893,820
           Instinet Group, Inc.                                                                      15,200                77,064
           Janus Capital Group, Inc.                                                              1,019,600            19,545,732
           JPMorgan Chase & Co.                                                                   2,244,400            85,848,300
           KeyCorp                                                                                  941,600            31,223,456
     # *   LaBranche & Co., Inc.                                                                     19,700               210,396
           Lehman Brothers Holdings, Inc.                                                           227,800            28,702,800
           Lincoln National Corp.                                                                   809,100            42,057,018
           Loews Corp.                                                                              878,634            84,858,472
       #   MBIA, Inc.                                                                               673,150            41,587,207
       #   MetLife, Inc.                                                                          3,393,398           174,556,393
       #   MGIC Investment Corp.                                                                    406,347            26,453,190
           Nationwide Financial Services, Inc.                                                      256,800            10,824,120
           New York Community Bancorp, Inc.                                                       1,271,900            21,177,135
           North Fork Bancorporation, Inc.                                                        1,277,411            34,490,097
       #   Odyssey Re Holdings Corp.                                                                 50,500             1,294,820
           Ohio Casualty Corp.                                                                          600                17,760
           Old Republic International Corp.                                                         823,912            21,916,059
       #   PMI Group, Inc.                                                                          424,200            17,222,520

           Principal Financial Group, Inc.                                                        1,125,700            57,039,219
           Protective Life Corp.                                                                    333,000            14,711,940
           Prudential Financial, Inc.                                                             1,887,800           146,115,720
           Radian Group, Inc.                                                                       361,300            20,435,128
           Reinsurance Group of America, Inc.                                                       284,000            13,427,520
           Safeco Corp.                                                                             486,400            27,360,000
           South Financial Group, Inc.                                                              207,811             6,165,752
           Sovereign Bancorp, Inc.                                                                1,332,320            29,124,515
           StanCorp Financial Group, Inc.                                                           113,000            11,643,520
           The St. Paul Travelers Companies, Inc.                                                 3,050,909           141,958,796
           Torchmark Corp.                                                                          127,200             6,884,064
           Transatlantic Holdings, Inc.                                                              20,393             1,426,490
           UnionBanCal Corp.                                                                         46,800             3,238,560
           Unitrin, Inc.                                                                            299,600            14,195,048
       #   UnumProvident Corp.                                                                    1,444,789            31,785,358
           Washington Mutual, Inc.                                                                  193,481             7,969,482
           Webster Financial Corp.                                                                   25,900             1,239,574
           Wesco Financial Corp.                                                                     13,540             4,860,860
                                                                                                              -------------------
Total Financials                                                                                                    1,851,575,045
                                                                                                              -------------------
Consumer Discretionary -- (22.6%)
       #   American Greetings Corp. Class A                                                         211,200             5,533,440
     # *   AutoNation, Inc.                                                                       2,057,600            42,633,472
           Barnes & Noble, Inc.                                                                     100,300             4,046,102
       #   Belo Corp. Class A                                                                       410,900             8,957,620
     # *   Big Lots, Inc.                                                                           253,500             3,115,515
       #   Blockbuster, Inc. Class A                                                                 83,900               314,625
           Borders Group, Inc.                                                                       34,000               693,260
           BorgWarner, Inc.                                                                         201,600            12,096,000
       *   Cavco Industries, Inc.                                                                    22,900               898,825
           Circuit City Stores, Inc.                                                                586,200            12,269,166
       #   Clear Channel Communications, Inc.                                                     1,942,666            63,253,205
       *   Comcast Corp. Class A                                                                  4,351,825           114,888,180
       *   Comcast Corp. Special Class A Non-Voting                                                 927,100            24,141,684
       #   Dana Corp.                                                                               612,900             4,271,913
           Dillards, Inc. Class A                                                                   308,100             6,460,857
       *   Discovery Holding Co. Class A                                                          1,031,790            16,106,242
           Disney (Walt) Co.                                                                        906,600            22,601,538
     # *   Expedia, Inc.                                                                          1,173,351            29,087,371
           Federated Department Stores, Inc.                                                        757,315            48,793,805
           Foot Locker, Inc.                                                                         56,700             1,237,194
       #   Ford Motor Co.                                                                         6,812,600            55,386,438
       *   GameStop Corp. Class B                                                                     9,432               296,165
       #   General Motors Corp.                                                                   2,346,800            51,394,920
     # *   Goodyear Tire & Rubber Co.                                                               203,900             3,492,807
           Harrahs Entertainment, Inc.                                                              187,053            12,736,439
           Hearst-Argyle Television, Inc.                                                           245,100             5,892,204
           Hollinger International, Inc. Class A                                                    257,600             2,300,368
           Horton (D.R.), Inc.                                                                    1,091,829            38,694,420
     # *   IAC/InterActiveCorp                                                                    1,173,351            32,396,221
       *   La Quinta Corp.                                                                          112,700             1,235,192
           Lear Corp.                                                                               243,800             6,787,392
       *   Liberty Global, Inc. Class A                                                             313,805             7,000,990
       *   Liberty Global, Inc. Series C                                                            313,805             6,517,730
       *   Liberty Media Corp. Class A                                                           10,719,900            82,328,832

     # *   MGM Mirage                                                                               716,400            27,302,004
           News Corp. Class A                                                                        35,876               531,324
           OfficeMax, Inc.                                                                          354,300            10,338,474
           Penney (J.C.) Co., Inc.                                                                1,120,000            58,766,400
           Pulte Homes, Inc.                                                                        479,800            19,974,074
       *   Radio One, Inc. Class A                                                                   55,000               612,700
       #   Saks, Inc.                                                                               778,100            12,861,993
       *   Sears Holdings Corp.                                                                     173,929            20,005,314
           Service Corp. International                                                              404,100             3,317,661
           Starwood Hotels & Resorts Worldwide, Inc.                                                543,000            32,851,500
       *   The DIRECTV Group, Inc.                                                                  359,837             4,746,250
           Time Warner, Inc.                                                                     12,509,580           224,922,248
           Tribune Co.                                                                            1,207,800            38,613,366
       *   Univision Communications, Inc. Class A                                                 1,074,200            32,473,066
           Viacom, Inc. Class B                                                                   6,264,100           209,220,940
                                                                                                              -------------------
Total Consumer Discretionary                                                                                        1,424,397,446
                                                                                                              -------------------
Industrials -- (9.0%)
     # *   AGCO Corp.                                                                               373,400             6,321,662
     # *   Allied Waste Industries, Inc.                                                          1,411,600            11,871,556
           Burlington Northern Santa Fe Corp.                                                     1,283,000            84,908,940
           Cendant Corp.                                                                          1,166,500            20,728,705
           CSX Corp.                                                                                934,660            45,461,862
           Curtiss-Wright Corp.                                                                      27,130             1,589,818
           Florida East Coast Industries, Inc.                                                        5,200               230,152
           GATX Corp.                                                                               222,500             8,374,900
           Hughes Supply, Inc.                                                                      178,100             6,899,594
           IKON Office Solutions, Inc.                                                              329,600             3,315,776
     # *   Kansas City Southern                                                                     122,200             3,051,334
           Laidlaw International, Inc.                                                              470,695            10,176,426
           Norfolk Southern Corp.                                                                 1,825,693            80,768,658
           Northrop Grumman Corp.                                                                 1,650,684            94,699,741
       *   PHH Corp.                                                                                 15,590               449,927
           Raytheon Co.                                                                           1,311,300            50,380,146
           Ryder System, Inc.                                                                       275,400            11,685,222
           Southwest Airlines Co.                                                                 2,006,000            33,099,000
           Steelcase, Inc. Class A                                                                   49,000               724,710
           Union Pacific Corp.                                                                    1,175,200            89,949,808
                                                                                                              -------------------
Total Industrials                                                                                                     564,687,937
                                                                                                              -------------------
Energy -- (7.0%)
           Amerada Hess Corp.                                                                       318,532            39,026,541
       #   Anadarko Petroleum Corp.                                                                 898,878            81,447,336
           Apache Corp.                                                                             129,990             8,485,747
       #   Chesapeake Energy Corp.                                                                  361,000            10,450,950
           ConocoPhillips                                                                           440,800            26,672,808
     # *   Forest Oil Corp.                                                                         272,600            12,215,206
           Helmerich & Payne, Inc.                                                                   82,900             4,809,858
       #   Kerr-McGee Corp.                                                                         458,826            39,665,508
           Marathon Oil Corp.                                                                     1,131,802            67,104,541
           Occidental Petroleum Corp.                                                               402,900            31,949,970
       #   Overseas Shipholding Group, Inc.                                                         151,700             7,730,632
           Pogo Producing Co.                                                                       309,800            15,180,200
           Sunoco, Inc.                                                                             379,100            29,266,520
           Tidewater, Inc.                                                                          231,700            10,472,840

           Valero Energy Corp.                                                                      588,300            56,594,460
                                                                                                              -------------------
Total Energy                                                                                                          441,073,117
                                                                                                              -------------------
Telecommunication Services -- (5.8%)
     # *   American Tower Corp.                                                                      42,000             1,146,180
     # *   AT&T, Inc.                                                                             8,333,818           207,595,406
       *   Crown Castle International Corp.                                                         382,300            10,475,020
     # *   Level 3 Communications, Inc.                                                             195,500               664,700
       *   Qwest Communications International, Inc.                                               2,000,600            10,483,144
           Sprint Nextel Corp.                                                                    1,618,800            40,534,752
           Telephone & Data Systems, Inc.                                                           258,400             9,444,520
           Telephone & Data Systems, Inc. Special Shares                                            177,800             6,231,890
       *   United States Cellular Corp.                                                             222,225            11,289,030
           Verizon Communications, Inc.                                                           2,126,800            68,015,064
                                                                                                              -------------------
Total Telecommunication Services                                                                                      365,879,706
                                                                                                              -------------------
Information Technology -- (5.6%)
       *   3Com Corp.                                                                             1,041,900             3,771,678
       *   Advanced Micro Devices, Inc.                                                             168,700             4,416,566
       *   Agere Systems, Inc. Class A                                                               22,101               291,291
       *   Andrew Corp.                                                                             627,589             6,859,548
       *   Applied Micro Circuits Corp.                                                             213,200               562,848
       *   Arrow Electronics, Inc.                                                                  411,300            12,750,300
       *   Avnet, Inc.                                                                              471,900            10,617,750
           AVX Corp.                                                                                514,600             7,050,020
       *   Ciena Corp.                                                                              489,600             1,463,904
       *   Computer Sciences Corp.                                                                  742,100            37,275,683
       *   Compuware Corp.                                                                          956,430             8,827,849
       *   Convergys Corp.                                                                          195,700             3,248,620
       *   Corning, Inc.                                                                            437,700             8,863,425
           Electronic Data Systems Corp.                                                          2,006,400            46,247,520
       *   Fairchild Semiconductor Corp. Class A                                                     43,100               747,354
           Hewlett-Packard Co.                                                                    1,407,700            41,766,459
       *   Ingram Micro, Inc.                                                                       663,300            12,456,774
           Intersil Corp.                                                                           670,400            17,195,760
       *   JDS Uniphase Corp.                                                                     1,095,700             2,815,949
       *   LSI Logic Corp.                                                                        1,347,970            11,066,834
       *   Lucent Technologies, Inc.                                                              1,193,800             3,330,702
     # *   Micron Technology, Inc.                                                                2,594,657            36,999,809
           Sabre Holdings Corp.                                                                      36,600               837,042
       *   Sanmina-SCI Corp.                                                                      1,932,800             8,001,792
       *   Solectron Corp.                                                                        3,437,800            12,341,702
       *   Sun Microsystems, Inc.                                                                 2,143,700             8,081,749
       *   Tech Data Corp.                                                                          259,300            10,193,083
       *   Tellabs, Inc.                                                                          1,640,656            16,833,131
       *   Unisys Corp.                                                                             464,700             2,857,905
       *   VeriSign, Inc.                                                                           166,300             3,696,849
       *   Vishay Intertechnology, Inc.                                                             754,116             9,675,308
       *   Vitesse Semiconductor, Inc.                                                                2,800                 5,908
       *   Xerox Corp.                                                                               75,000             1,065,000
                                                                                                              -------------------
Total Information Technology                                                                                          352,216,112
                                                                                                              -------------------
Materials -- (5.4%)
           Ashland, Inc.                                                                            341,011            19,011,363
       #   Bowater, Inc.                                                                            211,700             6,573,285

           Cytec Industries, Inc.                                                                   133,300             6,037,157
       #   Georgia-Pacific Corp.                                                                  1,149,042            54,338,196
       #   International Paper Co.                                                                1,215,775            38,333,386
       #   LaFarge North America, Inc.                                                              338,400            18,612,000
           Louisiana-Pacific Corp.                                                                  554,000            14,941,380
           Lubrizol Corp.                                                                           182,000             7,682,220
           Lyondell Chemical Co.                                                                    308,300             7,840,069
           MeadWestavco Corp.                                                                       773,831            21,659,530
       *   Owens-Illinois, Inc.                                                                     212,900             4,630,575
           Phelps Dodge Corp.                                                                       287,085            38,948,822
     # *   Smurfit-Stone Container Corp.                                                            959,126            12,152,126
           Temple-Inland, Inc.                                                                      262,600            10,995,062
           Valhi, Inc.                                                                              158,500             2,784,845
           Weyerhaeuser Co.                                                                       1,062,000            70,421,220
           Worthington Industries, Inc.                                                             133,200             2,702,628
                                                                                                              -------------------
Total Materials                                                                                                       337,663,864
                                                                                                              -------------------
Consumer Staples -- (3.6%)
           Albertson's, Inc.                                                                      1,473,300            34,622,550
           Archer-Daniels-Midland Co.                                                             2,475,260            58,341,878
           Coca-Cola Enterprises, Inc.                                                            2,048,600            39,374,092
           Corn Products International, Inc.                                                        247,700             5,511,325
       *   Del Monte Foods Co.                                                                      193,000             1,906,840
       #   Kraft Foods, Inc.                                                                        538,000            15,569,720
           PepsiAmericas, Inc.                                                                      192,000             4,389,120
           Reynolds American, Inc.                                                                  251,326            22,373,041
       *   Rite Aid Corp.                                                                           969,800             3,578,562
       *   Smithfield Foods, Inc.                                                                   157,600             4,606,648
           Supervalu, Inc.                                                                          565,200            18,493,344
           Tyson Foods, Inc. Class A                                                              1,127,759            18,980,184
           Weis Markets, Inc.                                                                        20,800               875,680
                                                                                                              -------------------
Total Consumer Staples                                                                                                228,622,984
                                                                                                              -------------------
Health Care -- (3.2%)
           Aetna, Inc.                                                                              185,152            17,124,708
           AmerisourceBergen Corp.                                                                  308,900            24,820,115
     # *   Emdeon Corp.                                                                              25,800               197,370
     # *   Human Genome Sciences, Inc.                                                               23,900               221,075
       *   Humana, Inc.                                                                             247,900            11,361,257
       *   Invitrogen Corp.                                                                         124,900             8,324,585
       #   McKesson Corp.                                                                           347,500            17,479,250
       *   Medco Health Solutions, Inc.                                                             690,100            37,023,865
       *   Millennium Pharmaceuticals, Inc.                                                       1,342,400            14,108,624
       *   PacifiCare Health Systems, Inc.                                                          243,400            20,942,136
     # *   Tenet Healthcare Corp.                                                                 1,547,300            12,099,886
       *   Thermo Electron Corp.                                                                    239,900             7,400,915
       *   Triad Hospitals, Inc.                                                                    331,300            14,133,258
       *   Watson Pharmaceuticals, Inc.                                                             439,900            14,675,064
                                                                                                              -------------------
Total Health Care                                                                                                     199,912,108
                                                                                                              -------------------
Utilities -- (0.4%)
           Alliant Energy Corp.                                                                     212,900             6,035,715
           Questar Corp.                                                                            245,400            18,297,024
                                                                                                              -------------------
Total Utilities                                                                                                        24,332,739
                                                                                                              -------------------
TOTAL COMMON STOCKS                                                                                                 5,790,361,058
                                                                                                              -------------------

                                                                                               FACE
                                                                                              AMOUNT
                                                                                        -------------------
                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (8.0%)
       ^   Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%,
              12/01/05 (Collateralized by $416,751,000 U.S. Treasury Notes
              4.125%, 08/15/08 & 4.50%, 11/15/10, valued at $419,275,504) to be
              repurchased at $411,098,137                                               $           411,053           411,053,035
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $96,384,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $94,456,320) to be repurchased at $93,070,030                                          93,060            93,060,000
                                                                                                              -------------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                      504,113,035
                                                                                                              -------------------
TOTAL INVESTMENTS - (100.0%)
(Cost $5,054,588,912)                                                                                         $     6,294,474,093
                                                                                                              ===================

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                              SHARES                VALUE+
                                                                                        -------------------   -------------------
COMMON STOCKS -- (95.1%)
Financials -- (20.2%)
          1st Source Corp.                                                                            9,600   $           242,592
          21st Century Insurance Group                                                               25,700               439,470
          Advanta Corp. Class A                                                                       4,588               140,530
          Advanta Corp. Class B Non-Voting                                                            7,327               237,248
          Alfa Corp.                                                                                 30,918               538,901
     *    Allegheny Corp.                                                                             3,113               915,813
          Allmerica Financial Corp.                                                                  24,800               990,760
          American Financial Group, Inc.                                                             35,800             1,329,970
          American National Insurance Co.                                                            10,400             1,218,256
          AmerUs Group Co.                                                                           18,200             1,068,886
     *    Argonaut Group, Inc.                                                                       12,923               410,951
          Baldwin & Lyons, Inc. Class B                                                               4,725               118,456
          BankUnited Financial Corp. Class A                                                         11,100               282,939
          Banner Corp.                                                                                4,497               141,835
          Bay View Capital Corp.                                                                      3,060                51,316
          Brookline Bancorp, Inc.                                                                    19,249               270,641
          Cash America International, Inc.                                                            8,400               190,260
          Chemical Financial Corp.                                                                   10,004               323,329
     *    CNA Surety Corp.                                                                           20,100               296,877
          Commerce Group, Inc.                                                                        8,800               510,928
          Commercial Federal Corp.                                                                   17,800               613,032
          Community Bank System, Inc.                                                                14,400               344,592
     *    CompuCredit Corp.                                                                           4,769               186,325
          Delphi Financial Group, Inc. Class A                                                       13,017               616,745
          Downey Financial Corp.                                                                      8,400               543,480
          FBL Financial Group, Inc. Class A                                                          12,900               404,415
          First Citizens BancShares, Inc.                                                             3,500               656,145
          First Commonwealth Financial Corp.                                                          9,000               121,410
          First Merchants Corp.                                                                       6,000               155,220
          First Niagara Financial Group, Inc.                                                        45,918               665,352
     *    FirstFed Financial Corp.                                                                    2,600               136,084
          Flagstar Bancorp, Inc.                                                                     18,600               280,302
          Fremont General Corp.                                                                      31,200               730,392
          Great American Financial Resources, Inc.                                                   18,800               378,444
          Harleysville Group, Inc.                                                                   14,100               385,071
          Horace Mann Educators Corp.                                                                20,600               390,164
          IndyMac Bancorp, Inc.                                                                       6,300               241,164
          Infinity Property & Casualty Corp.                                                          6,400               236,480
          Instinet Group, Inc.                                                                      147,676               748,717
          Irwin Financial Corp.                                                                       8,600               194,532
          KNBT Bancorp, Inc.                                                                          2,700                44,253
     *    Knight Capital Group, Inc.                                                                 49,931               505,302
   * #    LaBranche & Co., Inc.                                                                      28,200               301,176
          LandAmerica Financial Group, Inc.                                                           8,400               543,900

          MAF Bancorp, Inc.                                                                          15,040               640,253
          MCG Capital Corp.                                                                          21,187               300,644
     *    Metris Companies, Inc.                                                                     27,100               406,229
          Midland Co.                                                                                 6,900               260,820
     *    Navigators Group, Inc.                                                                      2,700               109,107
          NetBank, Inc.                                                                              18,773               138,732
          NewAlliance Bancshares, Inc.                                                               29,500               440,730
     *    Ocwen Financial Corp.                                                                      28,600               241,384
     #    Odyssey Re Holdings Corp.                                                                  40,320             1,033,805
          Ohio Casualty Corp.                                                                        29,189               863,994
          Partners Trust Financial Group, Inc.                                                        3,100                37,200
     *    Piper Jaffray Companies, Inc.                                                               6,200               246,388
     *    PMA Capital Corp. Class A                                                                  14,834               131,726
          Presidential Life Corp.                                                                    13,605               262,440
          Protective Life Corp.                                                                       6,800               300,424
          Provident Financial Services, Inc.                                                         23,200               417,368
          Reinsurance Group of America, Inc.                                                         19,900               940,872
          RLI Corp.                                                                                  11,400               595,080
     *    SCPIE Holdings, Inc.                                                                        3,900                80,340
          Selective Insurance Group, Inc.                                                            19,400             1,085,818
          South Financial Group, Inc.                                                                22,100               655,707
          StanCorp Financial Group, Inc.                                                             13,000             1,339,520
          State Auto Financial Corp.                                                                 13,605               468,420
          Sterling Financial Corp./Spokane                                                            5,450               142,245
          Stewart Information Services Corp.                                                          7,900               399,424
          Susquehanna Bancshares, Inc.                                                               18,400               451,168
          SWS Group, Inc.                                                                             1,100                22,682
          The Phoenix Companies, Inc.                                                                44,900               610,640
          TierOne Corp.                                                                               1,448                43,397
   * #    Trenwick Group, Ltd.                                                                       38,857                    68
     *    Triad Guaranty, Inc.                                                                        6,800               294,848
          UICI                                                                                        9,100               324,142
          UMB Financial Corp.                                                                        10,053               667,318
          Umpqua Holdings Corp.                                                                      13,815               364,992
          United Community Financial Corp.                                                           14,500               170,955
          United Fire & Casualty Co.                                                                    900                41,130
          Washington Federal, Inc.                                                                   25,864               627,719
          Webster Financial Corp.                                                                    16,200               775,332
          Wesbanco, Inc.                                                                              6,837               218,784
          Wesco Financial Corp.                                                                       2,775               996,225
                                                                                                              -------------------
Total Financials                                                                                                       36,290,725
                                                                                                              -------------------
Consumer Discretionary -- (18.1%)
     *    Alderwoods Group, Inc.                                                                      8,500               127,670
   * #    Alloy, Inc.                                                                                16,100                98,693
          American Axle & Manufacturing Holdings, Inc.                                               14,500               308,270
          American Greetings Corp. Class A                                                           29,900               783,380
     *    Applica, Inc.                                                                               9,200                11,868
          ArvinMeritor, Inc.                                                                         21,000               279,300
     *    Audiovox Corp. Class A                                                                      9,742               134,927
     *    Aztar Corp.                                                                                 3,600               112,716
     *    Bally Total Fitness Holding Corp.                                                          13,300                93,233
          Bandag, Inc.                                                                                2,900               124,265
          Bandag, Inc. Class A                                                                        3,800               139,840
          Bassett Furniture Industries, Inc.                                                          4,600                82,938

     *    Big Lots, Inc.                                                                             80,400               988,116
     #    Blockbuster, Inc. Class A                                                                  55,100               206,625
     *    Bluegreen Corp.                                                                             9,100               135,317
          Bob Evans Farms, Inc.                                                                      16,400               396,552
     *    Bombay Co., Inc.                                                                            5,100                20,196
          Borders Group, Inc.                                                                        54,200             1,105,138
          Brown Shoe Company, Inc.                                                                    5,500               226,050
          Burlington Coat Factory Warehouse Corp.                                                    27,600             1,094,064
          Callaway Golf Co.                                                                           4,900                71,785
     *    Charming Shoppes, Inc.                                                                     64,075               752,881
     *    Charter Communications, Inc.                                                               50,200                59,738
          Coachmen Industries, Inc.                                                                   6,100                73,993
          Cooper Tire & Rubber Co.                                                                   29,700               436,887
     *    Cox Radio, Inc.                                                                            19,200               284,352
          CSS Industries, Inc.                                                                        4,600               153,456
     *    Cumulus Media, Inc. Class A                                                                27,600               340,860
          Dana Corp.                                                                                 45,100               314,347
          Dillards, Inc. Class A                                                                     36,814               771,990
     *    Dura Automotive Systems, Inc.                                                               6,150                15,805
     *    Emmis Communications Corp. Class A                                                          4,842               100,907
     *    Entercom Communications Corp.                                                              15,077               480,202
     *    Entravision Communications Corp.                                                           27,700               207,473
     *    Fairchild Corp. Class A                                                                     8,736                20,093
   * #    Federal-Mogul Corp.                                                                        98,700                38,986
     *    Franklin Covey Co.                                                                          6,500                44,070
          Fred's, Inc.                                                                                6,900               114,609
          Furniture Brands International, Inc.                                                       16,900               337,155
     *    Gaylord Entertainment Co.                                                                  18,650               806,799
          Goody's Family Clothing, Inc.                                                              12,700               118,745
          Gray Television, Inc.                                                                      20,000               178,400
     *    Group 1 Automotive, Inc.                                                                   11,000               339,570
     *    Ha-Lo Industries, Inc.                                                                     27,300                    19
          Handleman Co.                                                                              10,100               138,673
          Hearst-Argyle Television, Inc.                                                             27,500               661,100
     *    Insight Communications Co., Inc.                                                           23,600               274,704
     *    Insight Enterprises, Inc.                                                                  22,781               474,528
     *    Interface, Inc. Class A                                                                    11,470                95,545
     *    Jakks Pacific, Inc.                                                                        12,399               252,692
     *    Jo-Ann Stores, Inc.                                                                        10,700               136,104
     *    K2, Inc.                                                                                   22,100               224,536
          Kellwood Co.                                                                               12,900               298,248
          Kimball International, Inc. Class B                                                        11,439               121,825
     *    La Quinta Corp.                                                                            60,300               660,888
     *    Lakes Entertainment, Inc.                                                                   3,096                22,910
          Landry's Restaurants, Inc.                                                                 10,400               281,320
     #    La-Z--Boy, Inc.                                                                            15,700               209,909
          Lear Corp.                                                                                 13,400               373,056
          Levitt Corp. Class A                                                                        5,600               121,128
          Liberty Corp.                                                                               8,500               396,270
     *    Lin TV Corp.                                                                               10,800               141,264
     *    Linens `n Things, Inc.                                                                     13,600               348,296
          Lithia Motors, Inc. Class A                                                                 7,200               205,560
          Lone Star Steakhouse & Saloon, Inc.                                                         9,552               221,320
          M/I Homes, Inc.                                                                             4,300               188,125
          Media General, Inc. Class A                                                                10,900               552,630

          Modine Manufacturing Co.                                                                   16,224               540,097
          Monaco Coach Corp.                                                                          8,800               130,504
          Movado Group, Inc.                                                                          8,500               156,825
          Movie Gallery, Inc.                                                                         7,000                34,510
          National Presto Industries, Inc.                                                            2,700               120,285
     *    O'Charleys, Inc.                                                                            4,100                59,491
          OfficeMax, Inc.                                                                            21,200               618,616
     *    Paxson Communications Corp.                                                                18,600                17,670
     *    Payless ShoeSource, Inc.                                                                    6,500               148,525
          Phillips-Van Heusen Corp.                                                                     200                 6,778
     *    Pinnacle Entertainment, Inc.                                                                7,500               179,175
     *    Proliance International, Inc.                                                               3,823                20,874
     *    Radio One, Inc. Class A                                                                    14,200               158,188
     *    Radio One, Inc. Class D                                                                    12,000               132,720
     *    RC2 Corp.                                                                                   2,100                74,214
     *    RCN Corp.                                                                                     800                17,448
     *    Rent-Way, Inc.                                                                              8,500                55,675
   * #    Retail Ventures, Inc.                                                                       7,600                97,052
          Russ Berrie & Co., Inc.                                                                     5,100                59,466
          Russell Corp.                                                                              15,300               242,199
     *    Ryan's Restaurant Group, Inc.                                                              19,500               231,855
          Saks, Inc.                                                                                 65,000             1,074,450
     *    Scholastic Corp.                                                                           15,700               522,339
          Service Corp. International                                                               143,900             1,181,419
     *    Shiloh Industries, Inc.                                                                     5,300                70,066
     *    ShopKo Stores, Inc.                                                                        13,900               398,652
   * #    Six Flags, Inc.                                                                            43,300               323,018
     *    Skechers U.S.A., Inc. Class A                                                               5,800                86,768
          Skyline Corp.                                                                               3,300               126,225
     #    Snap-On, Inc.                                                                               6,200               231,694
          Sonic Automotive, Inc.                                                                     13,800               287,040
     *    Source Interlink Companies, Inc.                                                           14,600               160,308
     *    Spanish Broadcasting System, Inc.                                                          14,010                67,528
          Stage Stores, Inc.                                                                          7,305               218,493
          Standard Motor Products, Inc.                                                               7,700                68,453
          Standard Pacific Corp.                                                                     13,600               512,584
          Stewart Enterprises, Inc.                                                                  49,400               251,940
     *    Stoneridge, Inc.                                                                            8,800                53,240
          Stride Rite Corp.                                                                          20,800               285,792
     #    Superior Industries International, Inc.                                                     8,000               182,480
     *    Systemax, Inc.                                                                             13,350                79,032
          Technical Olympic USA, Inc.                                                                 9,500               196,935
          The Marcus Corp.                                                                            9,900               240,174
          The Pep Boys - Manny, Moe & Jack                                                           25,700               368,795
     *    The Sports Authority, Inc.                                                                  7,800               245,466
   * #    Tower Automotive, Inc.                                                                      7,000                   723
     *    Trans World Entertainment Corp.                                                            15,200                99,256
     *    Tweeter Home Entertainment Group, Inc.                                                      9,400                52,828
     *    Unifi, Inc.                                                                                21,100                60,557
          Unifirst Corp.                                                                              4,500               139,050
          United Auto Group, Inc.                                                                    27,000               961,740
     *    Vail Resorts, Inc.                                                                          7,060               263,056
          Visteon Corp.                                                                              57,150               386,334
     *    Warnaco Group, Inc.                                                                        35,752               878,427
     *    WCI Communities, Inc.                                                                      13,600               349,248

     *    West Marine, Inc.                                                                           2,100                27,888
                                                                                                              -------------------
Total Consumer Discretionary                                                                                           32,487,076
                                                                                                              -------------------
Industrials -- (17.8%)
     *    AAR Corp.                                                                                  15,100               316,194
     *    AGCO Corp.                                                                                 33,700               570,541
     *    Alaska Air Group, Inc.                                                                     12,600               443,016
          Alexander & Baldwin, Inc.                                                                  29,156             1,458,383
     *    Allied Waste Industries, Inc.                                                              39,800               334,718
          Applied Industrial Technologies, Inc.                                                      13,950               445,702
          Arkansas Best Corp.                                                                           876                36,126
     *    Armstrong Holdings, Inc.                                                                   20,200                38,178
   * #    ATA Holdings Corp.                                                                          4,600                 1,679
          Bowne & Co., Inc.                                                                          15,930               235,605
          C&D Technologies, Inc.                                                                     11,800                87,320
     *    CBIZ, Inc.                                                                                 35,300               220,978
          CDI Corp.                                                                                     200                 5,648
          Central Parking Corp.                                                                      17,100               239,229
          CIRCOR International, Inc.                                                                  5,950               154,997
          Comfort Systems USA, Inc.                                                                  14,800               138,972
     *    Consolidated Freightways Corp.                                                                400                     0
     *    Consolidated Graphics, Inc.                                                                 4,700               240,593
     *    Continental Airlines, Inc.                                                                 13,100               203,967
     *    Corrections Corporation of America                                                          8,600               382,098
     *    Covenant Transport, Inc. Class A                                                            4,900                56,987
          Cubic Corp.                                                                                 7,800               137,982
     *    Dollar Thrifty Automotive Group, Inc.                                                      11,700               438,750
     *    Electro Rent Corp.                                                                          6,376                89,136
     *    EMCOR Group, Inc.                                                                           5,100               360,825
     *    EnerSys                                                                                     3,000                43,380
     *    EnPro Industries, Inc.                                                                      5,900               170,215
     *    Esterline Technologies Corp.                                                               14,700               604,317
          Federal Signal Corp.                                                                       14,500               236,930
     *    Flowserve Corp.                                                                            27,500             1,027,400
     *    Frontier Airlines, Inc.                                                                     3,600                29,376
     *    FTI Consulting, Inc.                                                                       12,300               348,828
   * #    FuelCell Energy, Inc.                                                                      14,500               122,235
          G & K Services, Inc. Class A                                                                7,856               301,199
          GATX Corp.                                                                                 30,800             1,159,312
     *    Genesee & Wyoming, Inc.                                                                       136                 4,572
          Heico Corp.                                                                                 2,900                66,207
          Heico Corp. Class A                                                                         3,400                61,370
     *    Hexcel Corp.                                                                                  100                 1,663
          Hughes Supply, Inc.                                                                        30,900             1,197,066
          IKON Office Solutions, Inc.                                                                65,400               657,924
     *    Insituform Technologies, Inc. Class A                                                       6,700               133,129
   * #    Integrated Electrical Services, Inc.                                                       17,900                 9,845
          Interpool, Inc.                                                                            10,750               200,595
          Kaman Corp. Class A                                                                         9,000               172,890
     *    Kansas City Southern                                                                       47,400             1,183,578
          Kelly Services, Inc. Class A                                                               14,900               414,220
          Kennametal, Inc.                                                                            3,100               169,849
          Laidlaw International, Inc.                                                                30,100               650,762
     *    Magnetek, Inc.                                                                              8,700                25,143
     *    Milacron, Inc.                                                                             19,167                24,342

          Mueller Industries, Inc.                                                                   14,300               387,101
          NACCO Industries, Inc. Class A                                                              3,100               363,010
     *    NCI Building Systems, Inc.                                                                  9,700               422,435
     *    NCO Group, Inc.                                                                            14,895               256,790
   * #    Northwest Airlines Corp.                                                                   33,500                15,695
     *    Orbital Sciences Corp.                                                                     16,700               201,402
     *    PHH Corp.                                                                                  29,500               851,370
     *    Pico Holdings, Inc.                                                                         4,200               141,792
     *    PRG-Schultz International, Inc.                                                            27,514                25,038
     *    Quanta Services, Inc.                                                                      64,286               909,647
     *    RailAmerica, Inc.                                                                          17,600               191,664
          Regal-Beloit Corp.                                                                         13,500               476,415
     *    Republic Airways Holdings, Inc.                                                            12,100               175,813
          Ryder System, Inc.                                                                         19,300               818,899
     *    SCS Transportation, Inc.                                                                    5,750               113,332
     *    Sequa Corp. Class A                                                                         2,800               176,960
     *    Sequa Corp. Class B                                                                         1,300                83,200
     *    Shaw Group, Inc.                                                                           45,900             1,326,051
          Skywest, Inc.                                                                              23,095               685,922
          Smith (A.O.) Corp.                                                                          9,850               357,260
     *    SOURCECORP, Inc.                                                                           10,192               265,604
     *    Spherion Corp.                                                                             28,700               281,260
          Starrett (L.S.) Co. Class A                                                                 2,000                36,500
          Steelcase, Inc. Class A                                                                    29,800               440,742
     *    Swift Transportation Co., Inc.                                                             21,700               424,886
          Tecumseh Products Co. Class A                                                               6,200               138,384
          Tecumseh Products Co. Class B                                                               2,200                44,748
     *    Timco Aviation Services, Inc.                                                                  45                   270
          Timken Co.                                                                                 47,600             1,474,648
          Titan International, Inc.                                                                   3,900                67,236
          Tredegar Industries, Inc.                                                                  18,000               225,000
          Trinity Industries, Inc.                                                                   14,300               595,452
     *    Triumph Group, Inc.                                                                         7,400               280,830
     *    United Rentals, Inc.                                                                       43,700               924,692
     *    URS Corp.                                                                                  25,000             1,053,000
          Viad Corp.                                                                                  6,300               191,835
     *    Volt Information Sciences, Inc.                                                             6,000               118,140
          Washington Group International, Inc.                                                       10,400               537,784
     *    Waste Connections, Inc.                                                                     4,700               163,748
          Werner Enterprises, Inc.                                                                   23,800               487,186
     *    Wolverine Tube, Inc.                                                                        4,800                24,768
     *    Yellow Roadway Corp.                                                                       11,917               561,410
                                                                                                              -------------------
Total Industrials                                                                                                      31,971,890
                                                                                                              -------------------
Information Technology -- (14.5%)
     *    3Com Corp.                                                                                251,161               909,203
     *    Actel Corp.                                                                                 3,500                50,960
     *    Adaptec, Inc.                                                                              51,899               257,938
     *    Advanced Digital Information Corp.                                                         29,639               311,210
     *    Aeroflex, Inc.                                                                             22,400               245,728
     *    Agile Software Corp.                                                                       24,742               153,648
          Agilysys, Inc.                                                                             13,393               255,137
     *    Alliance Semiconductor Corp.                                                               13,700                40,004
     *    Anadigics, Inc.                                                                             6,800                35,666
     *    Andrew Corp.                                                                               48,756               532,903

          Anixter International, Inc.                                                                 8,200               300,448
     *    Applied Micro Circuits Corp.                                                              167,853               443,132
     *    Ariba, Inc.                                                                                19,881               171,573
     *    Arris Group, Inc.                                                                             121                 1,176
     *    Atmel Corp.                                                                                83,120               278,452
     *    Avnet, Inc.                                                                                 7,900               177,750
          AVX Corp.                                                                                  80,500             1,102,850
     *    Axcelis Technologies, Inc.                                                                 30,100               142,674
     *    BearingPoint, Inc.                                                                         84,944               618,392
          Belden CDT, Inc.                                                                           14,100               329,376
     *    Benchmark Electronics, Inc.                                                                12,500               383,125
          Black Box Corp.                                                                             7,800               364,338
     *    Borland Software Corp.                                                                     22,600               137,182
     *    Checkpoint Systems, Inc.                                                                    3,800                91,010
     *    Ciber, Inc.                                                                                29,100               178,965
     *    Ciena Corp.                                                                               112,000               334,880
     *    Coherent, Inc.                                                                             15,922               502,976
     *    Conexant Systems, Inc.                                                                     34,691                85,687
     *    Convergys Corp.                                                                            42,700               708,820
     *    Credence Systems Corp.                                                                     45,885               372,127
          CTS Corp.                                                                                  17,100               205,713
     *    Edgewater Technology, Inc.                                                                  4,472                26,832
     *    Electro Scientific Industries, Inc.                                                         8,700               218,892
     *    Electroglas, Inc.                                                                           7,500                22,725
     *    Electronics for Imaging, Inc.                                                               2,462                68,764
     *    Exar Corp.                                                                                 19,402               239,809
     *    Fairchild Semiconductor Corp. Class A                                                      35,900               622,506
     *    FSI International, Inc.                                                                     2,100                 8,589
     *    Genesis Microchip, Inc.                                                                     8,600               192,640
     *    Gerber Scientific, Inc.                                                                     8,700                82,998
     *    Glenayre Technologies, Inc.                                                                25,600                80,384
     *    Hutchinson Technology, Inc.                                                                 6,700               191,553
     *    Hypercom Corp.                                                                             18,900               117,180
          Imation Corp.                                                                              10,200               448,392
     *    InFocus Corp.                                                                              18,500                69,190
     *    InfoSpace, Inc.                                                                            10,000               263,600
     *    Ingram Micro, Inc.                                                                         31,900               599,082
     *    Integrated Device Technology, Inc.                                                         31,310               375,094
     *    Interland, Inc.                                                                               180                   724
     *    Interwoven, Inc.                                                                            1,300                12,337
     *    Iomega Corp.                                                                               24,000                62,160
     *    JDA Software Group, Inc.                                                                   13,552               203,280
     *    Keane, Inc.                                                                                20,300               212,338
     *    Kemet Corp.                                                                                40,200               321,600
     *    Lattice Semiconductor Corp.                                                                52,800               258,192
     *    LSI Logic Corp.                                                                             4,400                36,124
     *    Maxtor Corp.                                                                               12,500                50,750
     *    McDATA Corp. Class A                                                                       29,300               106,652
     *    MedQuist, Inc.                                                                             20,700               223,974
          Methode Electronics, Inc.                                                                     900                 9,405
     *    MKS Instruments, Inc.                                                                      25,746               485,827
     *    MPS Group, Inc.                                                                            48,200               605,874
   * #    MSC.Software Corp.                                                                          5,000                83,000
     *    Neoforma, Inc.                                                                              2,600                25,610
     *    NetIQ Corp.                                                                                24,858               297,053

     *    Newport Corp.                                                                              20,088               277,214
     *    Novell, Inc.                                                                               81,050               630,569
     *    Nuance Communications, Inc.                                                                49,372               307,094
     *    Oplink Communications, Inc.                                                                 8,857               120,632
     *    Paxar Corp.                                                                                12,100               231,473
     *    Pegasus Solutions, Inc.                                                                       200                 1,422
     *    Photronics, Inc.                                                                            7,200               114,336
     *    Plexus Corp.                                                                               15,700               337,550
     *    Polycom, Inc.                                                                              38,600               633,426
     *    Powerwave Technologies, Inc.                                                               32,020               402,171
     *    Quantum Corp.                                                                              54,800               163,852
     *    REMEC, Inc.                                                                                 3,255                 3,808
     *    Riverstone Networks, Inc.                                                                  12,400                 6,169
     *    Rofin-Sinar Technologies, Inc.                                                                200                 8,634
     *    RSA Security, Inc.                                                                          7,100                92,300
          Sabre Holdings Corp.                                                                        6,700               153,229
     *    Safeguard Scientifics, Inc.                                                                66,500               130,340
     *    SafeNet, Inc.                                                                              11,400               405,270
     *    Sanmina-SCI Corp.                                                                          43,786               181,274
     *    Silicon Graphics, Inc.                                                                     79,000                34,365
     *    Silicon Storage Technology, Inc.                                                           32,600               179,626
     *    Skyworks Solutions, Inc.                                                                   47,700               257,103
     *    SonicWALL, Inc.                                                                            29,700               220,671
     *    SR Telecom, Inc.                                                                               21                     7
     *    Standard Microsystems Corp.                                                                 8,300               248,170
     *    Sycamore Networks, Inc.                                                                   207,882               846,080
     *    Tech Data Corp.                                                                            27,400             1,077,094
          Technitrol, Inc.                                                                           12,100               214,170
     *    TIBCO Software, Inc.                                                                          270                 2,260
     *    Transmeta Corp.                                                                               100                   122
     *    Triquint Semiconductor, Inc.                                                               64,551               290,480
     *    Unisys Corp.                                                                              101,700               625,455
     *    Verity, Inc.                                                                                1,900                25,042
     *    Vignette Corp.                                                                              8,430               149,295
     *    Vishay Intertechnology, Inc.                                                               78,800             1,011,004
     *    Vitesse Semiconductor, Inc.                                                                21,800                45,998
     *    Zoran Corp.                                                                                22,100               373,932
                                                                                                              -------------------
Total Information Technology                                                                                           26,147,810
                                                                                                              -------------------
Materials -- (10.2%)
          Airgas, Inc.                                                                               15,100               469,610
     *    AK Steel Holding Corp.                                                                      1,538                12,750
          Albemarle Corp.                                                                            17,400               640,320
          Arch Chemicals, Inc.                                                                       10,950               311,528
     #    Bowater, Inc.                                                                              26,000               807,300
     *    Buckeye Technologies, Inc.                                                                 17,500               133,350
          Cabot Corp.                                                                                18,600               651,930
          Calgon Carbon Corp.                                                                         9,100                52,416
     *    Caraustar Industries, Inc.                                                                 13,400               132,124
          Carpenter Technology Corp.                                                                 11,400               747,270
     *    Castle (A.M.) & Co.                                                                         6,000               123,900
     *    Century Aluminum Co.                                                                        9,805               226,692
     *    Chaparral Steel Co.                                                                        10,500               262,500
          Chemtura Corp.                                                                             10,938               131,803
          Chesapeake Corp.                                                                            9,200               161,920

          Commercial Metals Co.                                                                       6,746               236,785
          Cytec Industries, Inc.                                                                     13,800               625,002
          Ferro Corp.                                                                                12,100               228,690
          Fuller (H.B.) Co.                                                                           8,600               266,428
          Gibraltar Industries, Inc.                                                                  9,450               207,806
          Glatfelter (P.H.) Co.                                                                      20,400               294,168
     *    Graphic Packaging Corp.                                                                    58,800               159,936
          Longview Fibre Co.                                                                         36,700               780,242
          Louisiana-Pacific Corp.                                                                    12,900               347,913
          Lubrizol Corp.                                                                             36,100             1,523,781
     *    Maxxam, Inc.                                                                                2,600                85,800
     *    Metals USA, Inc.                                                                            1,800                39,600
          Minerals Technologies, Inc.                                                                13,300               753,046
          Myers Industries, Inc.                                                                     12,310               172,217
     *    NewMarket Corp.                                                                             5,560               121,875
     *    OM Group, Inc.                                                                              7,900               124,662
     *    Oregon Steel Mills, Inc.                                                                    9,700               265,295
     *    PolyOne Corp.                                                                              28,200               162,714
          Pope & Talbot, Inc.                                                                         1,900                15,181
          Potlatch Corp.                                                                              8,700               420,558
          Reliance Steel & Aluminum Co.                                                              14,900               961,199
          Rock-Tenn Co. Class A                                                                      16,700               222,110
          Ryerson Tull, Inc.                                                                         11,718               264,710
          Schnitzer Steel Industries, Inc. Class A                                                   10,000               344,900
          Schulman (A.), Inc.                                                                        20,955               437,750
          Schweitzer-Maudoit International, Inc.                                                      6,900               164,289
          Sensient Technologies Corp.                                                                14,200               258,014
          Spartech Corp.                                                                              9,600               203,616
          Steel Dynamics, Inc.                                                                       13,600               470,832
          Stepan Co.                                                                                  3,500                90,405
     *    Stillwater Mining Co.                                                                      40,400               431,876
     *    Terra Industries, Inc.                                                                     32,000               192,320
          Texas Industries, Inc.                                                                     10,500               523,740
     *    Universal Stainless & Alloy Products, Inc.                                                  2,500                35,415
          Valhi, Inc.                                                                                59,100             1,038,387
          Wausau-Mosinee Paper Corp.                                                                 24,000               283,680
          Wellman, Inc.                                                                              12,500                96,750
          Worthington Industries, Inc.                                                               26,400               535,656
                                                                                                              -------------------
Total Materials                                                                                                        18,252,761
                                                                                                              -------------------
Energy -- (6.6%)
     *    Cimarex Energy Co.                                                                         11,283               439,022
   * #    Forest Oil Corp.                                                                           42,400             1,899,944
     *    Giant Industries, Inc.                                                                        600                32,190
     *    Gulfmark Offshore, Inc.                                                                     6,100               203,618
     *    Hanover Compressor Co.                                                                     52,657               711,923
     *    Houston Exploration Co.                                                                    17,100               934,686
     *    Input/Output, Inc.                                                                         20,300               151,032
     *    Key Energy Group, Inc.                                                                     11,400               160,654
     *    Meridian Resource Corp.                                                                     7,900                32,548
     *    Offshore Logistics, Inc.                                                                   10,800               331,020
          Overseas Shipholding Group, Inc.                                                           18,300               932,568
          Resource America, Inc.                                                                        455                 7,617
     *    SEACOR Holdings, Inc.                                                                       8,550               575,842
     *    Spinnaker Exploration Co.                                                                  15,800             1,031,266

     *    Stone Energy Corp.                                                                          8,100               359,640
     *    Swift Energy Corp.                                                                          8,700               401,853
          Tesoro Petroleum Corp.                                                                     12,200               671,854
          Tidewater, Inc.                                                                            26,600             1,202,320
     *    TransMontaigne, Inc.                                                                       12,200                76,128
     *    Universal Compression Holdings, Inc.                                                       14,760               596,009
          USEC, Inc.                                                                                 41,300               454,300
     *    Veritas DGC, Inc.                                                                           6,900               225,630
     *    Whiting Petroleum Corp.                                                                     8,900               368,905
                                                                                                              -------------------
Total Energy                                                                                                           11,800,569
                                                                                                              -------------------
Consumer Staples -- (3.7%)
          Alliance One International, Inc.                                                           25,800                78,948
     #    American Italian Pasta Co.                                                                  3,600                22,284
          Casey's General Stores, Inc.                                                               23,335               537,172
     *    Central Garden & Pet Co.                                                                    5,800               255,316
          Chiquita Brands International, Inc.                                                        12,500               260,000
          Corn Products International, Inc.                                                          34,980               778,305
     *    Del Monte Foods Co.                                                                        63,300               625,404
     *    Great Atlantic & Pacific Tea Co., Inc.                                                      2,250                67,860
     *    Hain Celestial Group, Inc.                                                                 17,000               379,610
          Ingles Market, Inc. Class A                                                                 4,000                67,360
          Longs Drug Stores Corp.                                                                    13,500               575,505
     *    M&F Worldwide Corp.                                                                         7,100               120,700
          Nash Finch Co.                                                                              3,800               102,106
     *    Pathmark Stores, Inc.                                                                       5,200                55,952
     *    Performance Food Group Co.                                                                 33,800               959,920
          Ruddick Corp.                                                                               4,700                94,987
          Seaboard Corp.                                                                                540               928,800
          Universal Corp.                                                                             7,000               282,660
          Weis Markets, Inc.                                                                         12,600               530,460
   * #    Winn-Dixie Stores, Inc.                                                                    35,300                21,445
                                                                                                              -------------------
Total Consumer Staples                                                                                                  6,744,794
                                                                                                              -------------------
Health Care -- (2.6%)
     *    Albany Molecular Research, Inc.                                                             9,602               117,528
          Alpharma, Inc. Class A                                                                     19,100               504,622
          Analogic Corp.                                                                              6,365               305,265
     *    Arena Pharmaceuticals, Inc.                                                                 4,539                48,930
          Cambrex Corp.                                                                              12,300               222,015
     *    Conmed Corp.                                                                               13,675               308,918
     *    Cross Country Healthcare, Inc.                                                             21,202               391,813
     *    CuraGen Corp.                                                                               5,766                23,756
          Datascope Corp.                                                                             2,800                98,280
     *    Genesis HealthCare Corp.                                                                    6,704               281,903
     *    Greatbatch, Inc.                                                                            1,100                31,878
     *    Hanger Orthopedic Group, Inc.                                                               6,900                43,677
     *    Kindred Healthcare, Inc.                                                                   22,800               631,104
     *    Maxygen, Inc.                                                                               3,900                28,782
     *    MedCath Corp.                                                                               2,200                42,768
   * #    OCA, Inc.                                                                                  25,700                10,023
          PerkinElmer, Inc.                                                                          25,900               590,779
     *    Sequenom, Inc.                                                                             12,700                11,303
     *    Serologicals Corp.                                                                         10,400               208,832
     *    Sunrise Senior Living, Inc.                                                                17,500               584,500

     *    Viasys Healthcare, Inc.                                                                     7,400               202,020
                                                                                                              -------------------
Total Health Care                                                                                                       4,688,696
                                                                                                              -------------------
Telecommunication Services -- (0.7%)
     *    Broadwing Corp.                                                                             7,000                47,040
     *    Cincinnati Bell, Inc.                                                                      85,400               333,060
     *    General Communications, Inc. Class A                                                          384                 3,898
     *    IDT Corp.                                                                                   8,600               103,630
     *    IDT Corp. Class B                                                                          34,200               417,240
     *    Price Communications Corp.                                                                 16,900               256,373
          SureWest Communications                                                                       200                 5,660
     *    Teleglobe International Holdings, Ltd.                                                      2,900                12,673
     *    Time Warner Telecom, Inc.                                                                   7,630                71,722
                                                                                                              -------------------
Total Telecommunication Services                                                                                        1,251,296
                                                                                                              -------------------
Utilities -- (0.7%)
     *    Dynegy, Inc.                                                                              129,400               619,826
          New Jersey Resources Corp.                                                                  4,800               204,048
          South Jersey Industries, Inc.                                                              14,200               408,250
                                                                                                              -------------------
Total Utilities                                                                                                         1,232,124
                                                                                                              -------------------
TOTAL COMMON STOCKS                                                                                                   170,867,741
                                                                                                              -------------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
     *    Imperial Credit Industries, Inc. Warrants 01/31/08                                            511                     0
                                                                                                              -------------------

                                                                                               FACE
                                                                                              AMOUNT
                                                                                        -------------------
                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (4.9%)
     ^    Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%, 12/01/05
             (Collateralized by $6,090,000 U.S. Treasury Note 4.50%, 11/15/10, valued
             at $6,127,543) to be repurchased at $6,003,256                             $             6,003            6,002,597
          Repurchase Agreemment, PNC Capital Markets, Inc. 3.88%, 12/01/05
             (Collateralized by $2,836,000 FHLMC Notes 4.00%, 09/22/09, valued at
             $2,779,280) to be repurchased at $2,738,295                                              2,738             2,738,000
                                                                                                              -------------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                        8,740,597
                                                                                                              -------------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $163,839,689)                                                                                           $       179,608,338
                                                                                                              ===================

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                              SHARES                VALUE+
                                                                                        -------------------   -------------------
COMMON STOCKS -- (94.4%)
Consumer Discretionary -- (21.3%)
       *   4Kids Entertainment, Inc.                                                                136,141   $         2,225,905
       *   Acme Communications, Inc.                                                                470,411             1,909,869
       *   ACT Teleconferencing, Inc.                                                                 4,361                 1,134
           Action Performance Companies, Inc.                                                       585,500             7,406,575
       *   Advanced Marketing Services, Inc.                                                        214,900               977,795
       *   Aftermarket Technology Corp.                                                              63,546             1,302,693
       *   Alderwoods Group, Inc.                                                                   167,325             2,513,221
       *   All American Semiconductor, Inc.                                                          28,860               113,131
     * #   Alloy, Inc.                                                                              888,029             5,443,618
       #   American Axle & Manufacturing Holdings, Inc.                                           1,779,200            37,825,792
       *   American Biltrite, Inc.                                                                   45,000               539,100
       #   American Greetings Corp. Class A                                                       1,176,900            30,834,780
       *   AMS Health Sciences, Inc.                                                                 11,300                 8,362
           Andersons, Inc.                                                                           88,065             3,623,875
       *   Applica, Inc.                                                                            800,900             1,033,161
       *   Arlington Hospitality, Inc.                                                               48,900                 2,812
           ArvinMeritor, Inc.                                                                     1,057,100            14,059,430
       *   Ashworth, Inc.                                                                           436,489             3,714,521
       *   Audiovox Corp. Class A                                                                   667,217             9,240,955
     * #   Avatar Holdings, Inc.                                                                     74,300             4,220,983
       *   Aztar Corp.                                                                              255,800             8,009,098
       *   Ballantyne of Omaha, Inc.                                                                 34,200               167,580
       *   Bally Total Fitness Holding Corp.                                                      1,183,400             8,295,634
           Bandag, Inc.                                                                             237,019            10,156,264
           Bandag, Inc. Class A                                                                     110,900             4,081,120
       *   Barry (R.G.) Corp.                                                                       150,664               926,584
           Bassett Furniture Industries, Inc.                                                       387,775             6,991,583
       *   Big Dog Holdings, Inc.                                                                       600                 4,194
     * #   Big Lots, Inc.                                                                         1,825,510            22,435,518
       *   Birks & Mayors, Inc.                                                                      25,319               164,573
           Blair Corp.                                                                               80,611             3,006,790
       #   Blockbuster, Inc. Class A                                                                236,100               885,375
       *   Bluegreen Corp.                                                                        1,017,898            15,136,143
           Bob Evans Farms, Inc.                                                                    908,368            21,964,338
       *   Bombay Co., Inc.                                                                       1,202,540             4,762,058
           Bon-Ton Stores, Inc.                                                                     454,665             8,397,663
           Books-A-Million, Inc.                                                                    372,103             3,531,257
           Bowl America, Inc. Class A                                                                32,422               435,265
       *   Boyds Collection, Ltd.                                                                   646,700                56,586
     * #   Brillian Corp.                                                                           177,642             1,001,901
           Brown Shoe Company, Inc.                                                                 426,400            17,525,040
       *   Buca, Inc.                                                                               609,460             3,504,395
       *   Bull Run Corp.                                                                             5,160                 1,883
           Burlington Coat Factory Warehouse Corp.                                                1,402,001            55,575,320

       *   Bush Industries, Inc. Escrow Shares                                                        1,800                    42
       *   CabelTel International Corp.                                                               1,070                 3,103
       *   California Coastal Communities, Inc.                                                      92,300             3,625,544
           Callaway Golf Co.                                                                        872,000            12,774,800
       *   Capital Pacific Holdings, Inc.                                                           198,300             2,082,150
       *   Carriage Services, Inc.                                                                  535,300             2,778,207
       *   Casual Male Retail Group, Inc.                                                            35,665               220,410
       *   Catalina Lighting, Inc.                                                                   21,640               194,219
       *   Cavalier Homes, Inc.                                                                     361,681             2,115,834
       *   Celebrity, Inc. Escrow Shares                                                             26,325                     0
       *   Championship Auto Racing Teams, Inc.                                                       4,800                 1,224
       *   Champps Entertainment, Inc.                                                              407,788             2,985,008
       *   Charming Shoppes, Inc.                                                                 3,445,865            40,488,914
     * #   Charter Communications, Inc.                                                             114,800               136,612
       *   Chromcraft Revington, Inc.                                                                 5,800                78,300
           Coachmen Industries, Inc.                                                                537,400             6,518,662
           Coast Distribution System, Inc.                                                           96,200               630,110
       *   Cobra Electronics Corp.                                                                   82,800               898,380
       *   Collins & Aikman Corp.                                                                   841,891                98,922
       *   Concord Camera Corp.                                                                     782,800               994,156
       *   Congoleum Corp. Class A                                                                   96,000               427,680
       #   Cooper Tire & Rubber Co.                                                               1,979,900            29,124,329
       *   Cost-U-Less, Inc.                                                                         30,541               207,679
           CSS Industries, Inc.                                                                     248,750             8,298,300
       *   Culp, Inc.                                                                               360,918             1,808,199
       *   Cumulus Media, Inc. Class A                                                            1,483,375            18,319,681
           Cutter & Buck, Inc.                                                                      306,337             3,706,678
       *   Cybex International, Inc.                                                                112,500               414,000
       *   Dave & Busters, Inc.                                                                     188,540             2,848,839
       #   Decorator Industries, Inc.                                                                21,732               169,944
           Delta Apparel, Inc.                                                                      204,957             3,125,594
       *   Delta Woodside Industries, Inc.                                                          126,700                70,952
       *   Diedrich Coffee, Inc.                                                                         13                    67
       *   Dixie Group, Inc.                                                                        360,899             5,052,586
     * #   Dominion Homes, Inc.                                                                     222,966             2,218,512
           Dover Motorsports, Inc.                                                                  472,700             3,039,461
       *   drugstore.com, Inc.                                                                      208,094               638,849
       *   Duckwall-ALCO Stores, Inc.                                                               113,400             2,494,800
       *   Dura Automotive Systems, Inc.                                                            616,374             1,584,081
       *   ELXSI Corp.                                                                               27,500                90,750
       *   EMAK Worldwide, Inc.                                                                       1,100                 7,458
       *   Emerson Radio Corp.                                                                       29,112                89,083
       *   Emmis Communications Corp. Class A                                                       113,372             2,362,672
       *   Enesco Group, Inc.                                                                       456,300               994,734
       *   Entravision Communications Corp.                                                       2,089,198            15,648,093
       *   Fab Industries, Inc.                                                                      82,381               205,952
       *   Fairchild Corp. Class A                                                                  686,629             1,579,247
       *   Featherlite, Inc.                                                                         39,150               162,472
           Fedders Corp.                                                                             46,966               102,856
           Federal Screw Works                                                                        3,125                54,687
     * #   Federal-Mogul Corp.                                                                      823,500               325,282
       *   Finlay Enterprises, Inc.                                                                 216,900             2,483,505
           Flexsteel Industries, Inc.                                                                89,300             1,247,521
     * #   Footstar, Inc.                                                                           501,800             1,706,120
       *   Franklin Covey Co.                                                                       332,200             2,252,316

       *   Franklin Electronic Publishers, Inc.                                                     110,600               387,100
       *   Friedmans, Inc. Class A                                                                  583,300                10,208
           Frisch's Restaurants, Inc.                                                                 1,700                41,990
           Furniture Brands International, Inc.                                                   1,728,636            34,486,288
     * #   Gadzooks, Inc.                                                                           238,170                 5,359
       *   Gaiam, Inc.                                                                                   45                   605
           GameTech International, Inc.                                                             157,900               615,810
       *   Gaylord Entertainment Co.                                                              1,185,385            51,279,755
           Gentek, Inc.                                                                              30,962               502,823
       *   G-III Apparel Group, Ltd.                                                                 97,200               978,804
           Goody's Family Clothing, Inc.                                                            723,017             6,760,209
       *   Gottschalks, Inc.                                                                        220,600             1,797,890
           Gray Television, Inc.                                                                  1,489,550            13,286,786
           Gray Television, Inc. Class A                                                             40,050               349,636
       *   Group 1 Automotive, Inc.                                                                 820,400            25,325,748
       *   Ha-Lo Industries, Inc.                                                                   223,600                   157
       *   Hampshire Group, Ltd.                                                                     37,700               896,883
       #   Hancock Fabrics, Inc.                                                                    518,800             2,334,600
           Handleman Co.                                                                            723,777             9,937,458
       *   Harolds Stores, Inc.                                                                       2,000                 1,880
       *   Harris Interactive, Inc.                                                                 171,151               681,181
       *   Hartmarx Corp.                                                                           998,300             7,327,522
       *   Hastings Entertainment, Inc.                                                             336,400             1,655,088
       *   Hastings Manufacturing Co.                                                                 1,400                   105
           Haverty Furniture Co., Inc.                                                              338,100             4,347,966
       *   Hayes Lemmerz International, Inc.                                                        159,175               483,892
       *   Hollywood Media Corp.                                                                    279,000             1,210,832
           ILX Resorts, Inc.                                                                         79,800               722,190
       *   Image Entertainment, Inc.                                                                 39,000               149,760
       *   IMPCO Technologies, Inc.                                                                 336,642             1,750,538
     * #   Infosonics Corp.                                                                           1,700                19,618
       *   Insight Communications Co., Inc.                                                       1,404,216            16,345,074
       *   Insight Enterprises, Inc.                                                                893,748            18,616,771
       *   Interface, Inc. Class A                                                                1,169,307             9,740,327
       *   Interstate Hotels & Resorts, Inc.                                                        373,525             1,692,068
       *   J. Alexander's Corp.                                                                     106,500               854,130
       *   J. Jill Group, Inc.                                                                       48,193               882,414
       *   Jaclyn, Inc.                                                                              26,500               208,555
       *   Jakks Pacific, Inc.                                                                      895,220            18,244,584
       *   Jo-Ann Stores, Inc.                                                                      620,300             7,890,216
       *   Johnson Outdoors, Inc.                                                                   120,000             1,944,000
       *   K2, Inc.                                                                               1,649,110            16,754,958
           Kellwood Co.                                                                             974,517            22,530,833
           Kimball International, Inc. Class B                                                      752,580             8,014,977
     * #   KIT Manufacturing Co.                                                                      1,400                     1
           Knape & Vogt Manufacturing Co.                                                            36,934               533,696
       *   LaCrosse Footwear, Inc.                                                                   30,150               330,444
       *   Lakeland Industries, Inc.                                                                    100                 1,983
     * #   Lakes Entertainment, Inc.                                                                148,494             1,098,856
           Landry's Restaurants, Inc.                                                               914,335            24,732,762
       *   Lazare Kaplan International, Inc.                                                        124,900             1,026,678
       #   La-Z-Boy, Inc.                                                                         1,689,097            22,583,227
       *   Learning Care Group, Inc.                                                                 42,900               313,599
       *   Lenox Group, Inc.                                                                        248,500             3,071,460
           Libbey, Inc.                                                                              27,300               324,051

           Liberty Corp.                                                                            509,750            23,764,545
       *   Lin TV Corp.                                                                             831,050            10,870,134
       *   Linens `n Things, Inc.                                                                 1,474,475            37,761,305
           Lithia Motors, Inc. Class A                                                              523,675            14,950,921
       *   Lodgenet Entertainment Corp.                                                              26,000               356,460
       *   Lodgian, Inc.                                                                             99,944             1,028,424
           Lone Star Steakhouse & Saloon, Inc.                                                      670,176            15,527,978
       *   LOUDTechnologies, Inc.                                                                       200                 2,800
       *   Luby's, Inc.                                                                             308,000             3,936,240
           M/I Homes, Inc.                                                                          402,551            17,611,606
     * #   Magna Entertainment Corp.                                                                155,700             1,178,649
       *   Main Street Restaurant Group, Inc.                                                       283,064             1,392,675
       *   Marisa Christina, Inc.                                                                    92,500                61,050
       *   Marlton Technologies, Inc.                                                                70,337                82,998
           McRae Industries, Inc. Class A                                                            30,653               390,826
       *   Meade Instruments Corp.                                                                  663,220             1,803,958
           Media General, Inc. Class A                                                              111,200             5,637,840
       *   Merisel, Inc.                                                                              3,600                27,270
       *   Mestek, Inc.                                                                              12,800               154,880
           Modine Manufacturing Co.                                                                 642,527            21,389,724
           Monaco Coach Corp.                                                                       828,000            12,279,240
       *   Mothers Work, Inc.                                                                        94,860               986,544
           Movado Group, Inc.                                                                       589,800            10,881,810
           Movie Gallery, Inc.                                                                       63,013               310,654
     * #   Multimedia Games, Inc.                                                                   322,107             3,279,049
       *   Nathan's Famous, Inc.                                                                     96,250               924,000
           National Presto Industries, Inc.                                                         133,950             5,967,472
       *   National RV Holdings, Inc.                                                               272,950             1,634,970
     * #   Nature Vision, Inc.                                                                        2,100                13,272
     * #   Navigant International, Inc.                                                             506,601             5,534,616
       *   Nitches, Inc.                                                                              4,047                20,559
           Nobel Learning Communities, Inc.                                                          81,263               771,998
       *   O'Charleys, Inc.                                                                         392,839             5,700,094
       *   Odd Job Stores, Inc.                                                                     175,300                39,442
       *   Ohio Art Co.                                                                               3,500                18,462
       *   One Price Clothing Stores, Inc.                                                            4,385                     6
     * #   Oneida, Ltd.                                                                             177,100               173,558
           Orleans Homebuilders, Inc.                                                                 2,900                56,434
     * #   Palm Harbor Homes, Inc.                                                                  176,091             3,315,794
       *   Paxson Communications Corp.                                                              455,700               432,915
       *   Payless ShoeSource, Inc.                                                               1,735,400            39,653,890
       *   PC Mall, Inc.                                                                             59,881               295,213
       *   Perry Ellis International, Inc.                                                          330,344             6,649,825
           Phillips-Van Heusen Corp.                                                                410,500            13,911,845
       *   Phoenix Footwear Group, Inc.                                                             176,124             1,047,938
     * #   Pinnacle Entertainment, Inc.                                                             354,700             8,473,783
       *   Pomeroy IT Solutions, Inc.                                                               408,204             3,286,042
       *   Proliance International, Inc.                                                            333,642             1,821,685
       *   QEP Co., Inc.                                                                             21,900               247,032
     * #   Quaker Fabric Corp.                                                                      552,928             1,481,847
     * #   Quantum Fuel Systems Technologies Worldwide, Inc.                                          4,947                12,615
       *   R&B, Inc.                                                                                239,462             2,832,835
       *   Radio One, Inc. Class A                                                                  483,163             5,382,436
       *   Radio One, Inc. Class D                                                                  114,769             1,269,345
       *   Raytech Corp.                                                                             26,400                34,056

       *   RCN Corp.                                                                                139,928             3,051,830
     * #   Reading International, Inc. Class A                                                      210,599             1,674,262
       *   Reading International, Inc. Class B                                                       14,460               111,342
       *   Red Lion Hotels Corp.                                                                    285,600             2,527,560
       *   Regent Communications, Inc.                                                            1,377,651             6,874,478
       *   Rent-Way, Inc.                                                                           680,000             4,454,000
     * #   Retail Ventures, Inc.                                                                    931,573            11,896,187
       *   Rex Stores Corp.                                                                         345,550             5,145,239
       *   Riviera Holdings Corp.                                                                    16,500               230,670
       *   Rockford Corp.                                                                           170,800               532,896
       *   Rocky Shoes & Boots, Inc.                                                                 23,987               574,009
           Russ Berrie & Co., Inc.                                                                  311,900             3,636,754
           Russell Corp.                                                                          1,134,900            17,965,467
       *   Ryan's Restaurant Group, Inc.                                                            909,759            10,817,035
       *   S&K Famous Brands, Inc.                                                                   77,400             1,383,525
       *   Safety Components International, Inc.                                                      1,155                17,325
     * #   Salton, Inc.                                                                             387,700               922,726
       *   Sands Regent                                                                              15,292               152,920
       *   Schieb (Earl), Inc.                                                                       74,400               277,140
       *   Scholastic Corp.                                                                         191,030             6,355,568
           Service Corp. International                                                            1,688,408            13,861,830
       *   Sharper Image Corp.                                                                      355,966             3,613,055
       *   Shiloh Industries, Inc.                                                                  282,435             3,733,791
       *   Shoe Carnival, Inc.                                                                      439,414             9,012,381
       *   Shoe Pavilion, Inc.                                                                        9,400                53,580
       *   ShopKo Stores, Inc.                                                                      847,600            24,309,168
     * #   Six Flags, Inc.                                                                        3,233,300            24,120,418
           Skyline Corp.                                                                            113,100             4,326,075
       *   Smith & Wollensky Restaurant Group, Inc.                                                 157,900               898,451
           Sonic Automotive, Inc.                                                                 1,026,193            21,344,814
       *   Source Interlink Companies, Inc.                                                         154,842             1,700,165
       *   Southern Energy Homes, Inc.                                                              178,100             1,064,147
       *   Spanish Broadcasting System, Inc.                                                        198,346               956,028
       *   SPAR Group, Inc.                                                                           4,600                 5,290
       *   Sport Chalet, Inc. Class A                                                                79,125               668,606
       *   Sport Chalet, Inc. Series B                                                               11,375               107,778
       *   Sport Supply Group, Inc.                                                                 103,800               499,797
     * #   Sport-Haley, Inc.                                                                         59,900               285,723
           Stage Stores, Inc.                                                                       436,372            13,051,887
           Standard Motor Products, Inc.                                                            663,650             5,899,848
           Star Buffet, Inc.                                                                          7,100                50,694
       *   Steinway Musical Instruments, Inc.                                                       257,800             6,445,000
           Stewart Enterprises, Inc.                                                              3,455,054            17,620,775
       *   Stoneridge, Inc.                                                                         657,700             3,979,085
           Stride Rite Corp.                                                                      1,127,600            15,493,224
       #   Superior Industries International, Inc.                                                  889,200            20,282,652
           Superior Uniform Group, Inc.                                                             136,600             1,502,600
           Syms Corp.                                                                               340,300             4,808,439
       *   Systemax, Inc.                                                                           569,700             3,372,624
       *   Tag-It Pacific, Inc.                                                                      53,800                33,356
           Tandy Brand Accessories, Inc.                                                             62,700               764,313
     * #   Tarrant Apparel Group                                                                    282,800               339,360
           The Marcus Corp.                                                                         674,900            16,373,074
           The Pep Boys - Manny, Moe & Jack                                                       1,920,100            27,553,435
       *   The Rowe Companies                                                                         9,300                24,180

     * #   The Sports Authority, Inc.                                                               645,600            20,317,032
       *   The Sports Club Co., Inc.                                                                114,000                75,810
     * #   Tower Automotive, Inc.                                                                   242,989                25,089
           Traffix, Inc.                                                                            277,484             1,515,063
       *   Trans World Entertainment Corp.                                                        1,051,874             6,868,737
       *   Trump Entertainment Resorts, Inc.                                                            266                 4,847
       *   Tweeter Home Entertainment Group, Inc.                                                   826,972             4,647,583
       *   Unapix Entertainment, Inc.                                                                 1,700                     7
       *   Unifi, Inc.                                                                            1,660,466             4,765,537
           Unifirst Corp.                                                                           257,100             7,944,390
           United Auto Group, Inc.                                                                1,511,200            53,828,944
       *   United Retail Group, Inc.                                                                300,001             3,093,010
       *   Vail Resorts, Inc.                                                                       595,823            22,200,365
       *   Virco Manufacturing Corp.                                                                 58,286               352,339
           Visteon Corp.                                                                          3,343,965            22,605,203
       *   Warnaco Group, Inc.                                                                      527,296            12,955,663
       *   WCI Communities, Inc.                                                                  1,100,300            28,255,704
           Wellco Enterprises, Inc.                                                                     100                 1,250
     * #   Wells-Gardner Electronics Corp.                                                           63,303               126,606
       *   West Marine, Inc.                                                                        249,630             3,315,086
       *   Western Metals Corp.                                                                     100,400               274,092
     * #   Whitehall Jewelers, Inc.                                                                 368,900               396,567
       *   Wickes, Inc.                                                                              49,400                   148
       *   Wilsons The Leather Experts, Inc.                                                        470,201             2,092,394
       *   Zapata Corp.                                                                             249,080             1,519,388
                                                                                                              -------------------
Total Consumer Discretionary                                                                                        1,679,194,784
                                                                                                              -------------------
Industrials -- (18.4%)
       *   AAR Corp.                                                                              1,075,530            22,521,598
       *   Ablest, Inc.                                                                              16,600               137,116
           Abrams Industries, Inc.                                                                   12,100                53,966
       *   Active Power, Inc.                                                                       976,749             3,408,854
       *   AirNet Systems, Inc.                                                                     308,100             1,257,048
           Alamo Group, Inc.                                                                        158,200             3,338,020
       *   Alaska Air Group, Inc.                                                                   997,800            35,082,648
       *   Allied Defense Group, Inc.                                                               148,500             3,345,705
       *   Allied Holdings, Inc.                                                                    109,635                27,409
           Ambassadors International, Inc.                                                          160,800             2,382,976
           Ameron International Corp.                                                               290,705            13,067,190
           Ampco-Pittsburgh Corp.                                                                   198,500             2,862,370
           Amrep Corp.                                                                               95,292             2,516,662
           Angelica Corp.                                                                           203,800             2,818,554
           Applied Industrial Technologies, Inc.                                                  1,046,700            33,442,065
           Arkansas Best Corp.                                                                        3,570               147,227
     * #   Armstrong Holdings, Inc.                                                                 381,400               720,846
       *   Astronics Corp.                                                                           16,074               167,973
     * #   AstroPower, Inc.                                                                          22,344                    22
     * #   ATA Holdings Corp.                                                                       184,300                67,270
       *   Ault, Inc.                                                                                92,000               191,360
       *   Avalon Holding Corp. Class A                                                              24,712               109,968
       *   AZZ, Inc.                                                                                 85,200             1,649,472
       *   Baldwin Technology Co., Inc. Class A                                                     216,500               855,175
           Bowne & Co., Inc.                                                                      1,174,613            17,372,526
       *   Butler International, Inc.                                                                80,000               236,000
           C&D Technologies, Inc.                                                                   631,700             4,674,580

       *   Cannon Express, Inc.                                                                         900                     0
     * #   Capstone Turbine Corp.                                                                    61,250               207,638
       *   Catalytica Energy Systems, Inc.                                                          233,600               249,952
       *   CBIZ, Inc.                                                                             1,893,695            11,854,531
           CDI Corp.                                                                                 29,267               826,500
           Central Parking Corp.                                                                  1,260,437            17,633,514
           Champion Industries, Inc.                                                                105,401               453,224
       *   Channell Commercial Corp.                                                                 16,178                84,935
           Chicago Rivet & Machine Co.                                                               10,700               243,425
           CIRCOR International, Inc.                                                               539,023            14,041,549
           Collins Industries, Inc.                                                                  30,000               178,500
       *   Comforce Corp.                                                                            57,100               122,765
           Comfort Systems USA, Inc.                                                              1,323,900            12,431,421
       *   Compudyne Corp.                                                                           56,585               334,417
           CompX International, Inc.                                                                 36,800               593,952
     * #   Consolidated Freightways Corp.                                                            24,700                    17
       *   Consolidated Graphics, Inc.                                                              214,594            10,985,067
       *   Continental Airlines, Inc.                                                             2,103,900            32,757,723
       *   Cornell Companies, Inc.                                                                  465,548             6,596,815
       *   Corrpro Companies, Inc.                                                                   87,175                95,457
       *   Covenant Transport, Inc. Class A                                                         399,887             4,650,686
       *   Cross (A.T.) Co. Class A                                                                 230,700               922,800
       *   Crown Andersen, Inc.                                                                      22,000                18,700
           Cubic Corp.                                                                              131,900             2,333,311
       *   Distributed Energy Systems Corp.                                                         936,792             8,684,062
       *   Dollar Thrifty Automotive Group, Inc.                                                    882,400            33,090,000
       *   Ducommun, Inc.                                                                           211,079             4,325,009
           Eastern Co.                                                                               19,600               390,040
           Ecology & Environment, Inc. Class A                                                       27,700               221,877
       *   Electro Rent Corp.                                                                       430,955             6,024,751
       *   EMCOR Group, Inc.                                                                        459,319            32,496,819
       *   EnerSys                                                                                   19,800               286,308
       *   EnPro Industries, Inc.                                                                   677,044            19,532,719
           Espey Manufacturing & Electronics Corp.                                                    3,800               152,380
       *   Esterline Technologies Corp.                                                             828,793            34,071,680
           Federal Signal Corp.                                                                     502,415             8,209,461
       *   First Aviation Services, Inc.                                                              8,900                34,888
       *   First Consulting Group, Inc.                                                             142,318               832,560
       *   Flowserve Corp.                                                                        1,636,728            61,148,158
       *   Foster (L.B.) Co. Class A                                                                159,900             2,222,610
       *   Foster Wheeler, Ltd.                                                                      45,755             1,593,647
       *   Frontier Airlines, Inc.                                                                1,169,414             9,542,418
       *   Frozen Food Express Industries, Inc.                                                     447,847             5,177,111
       *   FTI Consulting, Inc.                                                                     185,300             5,255,108
     * #   FuelCell Energy, Inc.                                                                    150,489             1,268,622
           G & K Services, Inc. Class A                                                             130,464             5,001,990
           GATX Corp.                                                                             1,421,900            53,520,316
       *   Gehl Co.                                                                                 246,157             6,345,927
       *   Genesee & Wyoming, Inc.                                                                       36                 1,210
     * #   GP Strategies Corp.                                                                      344,165             2,460,780
           Graham Corp.                                                                              13,052               292,104
           Hardinge, Inc.                                                                           148,700             2,584,406
       *   Hawaiian Holdings, Inc.                                                                  490,955             1,865,629
           Heico Corp.                                                                              296,800             6,775,944
           Heico Corp. Class A                                                                       26,251               473,831

       *   Herley Industries, Inc.                                                                  467,231             7,695,303
       *   Hexcel Corp.                                                                             590,350             9,817,521
       *   Hudson Technologies, Inc.                                                                 48,700                85,225
           IKON Office Solutions, Inc.                                                            2,693,300            27,094,598
       *   Industrial Distribution Group, Inc.                                                      307,075             2,263,143
       *   Infrasource Services, Inc.                                                                65,400               767,142
       *   Innotrac Corp.                                                                           101,600               675,640
       *   Insituform Technologies, Inc. Class A                                                    170,353             3,384,914
     * #   Integrated Electrical Services, Inc.                                                   1,081,100               594,605
           International Aluminum Corp.                                                              55,200             2,195,856
       *   International Shipholding Corp.                                                           79,450             1,258,488
           Interpool, Inc.                                                                          595,514            11,112,291
       *   JPS Industries, Inc.                                                                      42,600               138,450
       *   Kadant, Inc.                                                                             469,660             8,552,509
           Kaman Corp. Class A                                                                      703,154            13,507,588
       *   Kansas City Southern                                                                   2,099,700            52,429,509
           Kelly Services, Inc. Class A                                                             481,198            13,377,304
       *   Key Technology, Inc.                                                                      19,000               253,650
       *   K-Tron International, Inc.                                                                 6,200               228,222
       *   Ladish Co., Inc.                                                                         280,614             5,752,587
       *   Lancer Corp.                                                                             106,700             2,314,323
           LSI Industries, Inc.                                                                     129,204             2,325,672
       *   Lydall, Inc.                                                                             504,000             4,213,440
       *   Lynch Corp.                                                                                6,100                46,360
       *   Mac-Gray Corp.                                                                           320,400             3,755,088
       *   Magnetek, Inc.                                                                           929,200             2,685,388
     * #   MAIR Holdings, Inc.                                                                      614,108             2,910,872
       *   Marten Transport, Ltd.                                                                     1,453                38,781
       *   Maxco, Inc.                                                                               38,000               215,080
     * #   MCSi, Inc.                                                                                 1,500                     0
       *   Meadow Valley Corp.                                                                       10,414               119,761
     * #   Medialink Worldwide, Inc.                                                                 62,100               208,035
       *   Merrimac Industries, Inc.                                                                 34,970               316,479
     * #   Mesa Air Group, Inc.                                                                     379,745             3,903,779
       *   MFRI, Inc.                                                                                59,000               312,110
     * #   Midwest Air Group, Inc.                                                                  602,202             2,023,399
       *   Milacron, Inc.                                                                         1,131,768             1,437,345
       *   Misonix, Inc.                                                                            106,081               529,344
     * #   Modtech Holdings, Inc.                                                                   455,114             3,904,878
       *   Moore Handley, Inc.                                                                        2,000                12,250
           Mueller Industries, Inc.                                                                 925,366            25,049,658
           NACCO Industries, Inc. Class A                                                           116,000            13,583,600
       *   Nashua Corp.                                                                             114,300               868,680
       *   National Patent Development Corp.                                                        231,665               437,847
       *   National Technical Systems, Inc.                                                         128,684               594,520
       *   NCI Building Systems, Inc.                                                               547,198            23,830,473
       *   NCO Group, Inc.                                                                        1,083,683            18,682,704
       *   NES Rentals Holdings, Inc.                                                                   421                 5,357
       *   New Horizons Worldwide, Inc.                                                             110,375                93,819
       *   North America Galvanizing & Coatings, Inc.                                                72,200               150,898
       *   Omega Flex, Inc.                                                                          10,820               161,110
     * #   Orbital Sciences Corp.                                                                   765,500             9,231,930
           Outlook Group Corp.                                                                       58,400               832,784
       *   P.A.M. Transportation Services, Inc.                                                         250                 4,080
       *   Paragon Technologies, Inc.                                                                 3,200                31,680

       *   Patrick Industries, Inc.                                                                 101,850             1,094,888
       *   Peerless Manufacturing Co.                                                                18,600               316,200
       *   PHH Corp.                                                                                418,200            12,069,252
       *   Pico Holdings, Inc.                                                                      305,306            10,307,131
       *   Powell Industries, Inc.                                                                    5,200                99,736
       *   Power-One, Inc.                                                                           24,296               151,121
       *   PPT Vision, Inc.                                                                          21,850                30,372
           Preformed Line Products Co.                                                               12,500               516,375
       *   PRG-Schultz International, Inc.                                                          548,549               499,180
       *   Protection One, Inc.                                                                          61                 1,072
           Providence & Worcester Railroad Co.                                                       46,400               672,800
     * #   Quanta Services, Inc.                                                                  3,996,526            56,550,843
       *   RailAmerica, Inc.                                                                      1,286,938            14,014,755
       *   RCM Technologies, Inc.                                                                   230,500             1,376,085
       *   Refac                                                                                     11,357                95,399
           Regal-Beloit Corp.                                                                       970,083            34,234,229
       *   RemedyTemp, Inc.                                                                         181,500             1,399,365
       *   Republic Airways Holdings, Inc.                                                          274,200             3,984,126
       *   Riviera Tool Co.                                                                          16,300                 8,152
           Robbins & Myers, Inc.                                                                    496,300            10,521,560
       *   Rush Enterprises, Inc. Class A                                                           376,739             5,767,874
       *   Rush Enterprises, Inc. Class B                                                           103,800             1,491,606
           Schuff International, Inc.                                                               104,400               704,700
       *   SCS Transportation, Inc.                                                                 515,632            10,163,107
       *   Secom General Corp.                                                                       11,400                16,815
       *   Sequa Corp. Class A                                                                       93,500             5,909,200
       *   Sequa Corp. Class B                                                                       28,500             1,824,000
       *   Servotronics, Inc.                                                                           400                 1,830
       *   Shaw Group, Inc.                                                                       1,927,698            55,691,195
       *   Sholodge, Inc.                                                                            71,600               318,620
       *   SIFCO Industries, Inc.                                                                    73,515               246,275
       *   Sitel Corp.                                                                            1,110,100             3,408,007
           Skywest, Inc.                                                                            766,022            22,750,853
           Smith (A.O.) Corp.                                                                       737,500            26,749,125
           Smith (A.O.) Corp. Convertible Class A                                                    68,950             2,500,817
       *   Smithway Motor Xpress Corp. Class A                                                       72,600               590,245
       *   SOURCECORP, Inc.                                                                         484,036            12,613,978
       *   SPACEHAB, Inc.                                                                           118,447                84,097
           Sparton Corp.                                                                            124,628             1,160,287
       *   Spherion Corp.                                                                         2,085,689            20,439,752
           Standard Register Co.                                                                    355,576             5,269,636
           Starrett (L.S.) Co. Class A                                                               63,600             1,160,700
       *   Strategic Distribution, Inc.                                                              64,078               656,800
           Supreme Industries, Inc.                                                                  55,710               437,324
           Sypris Solutions, Inc.                                                                   545,111             6,023,477
       *   TB Wood's Corp.                                                                           92,100               610,163
       *   TeamStaff, Inc.                                                                           84,700               105,875
           Tecumseh Products Co. Class A                                                            447,170             9,980,834
           Tecumseh Products Co. Class B                                                             15,400               313,236
       *   Timco Aviation Services, Inc.                                                                269                 1,617
       #   Titan International, Inc.                                                                145,100             2,501,524
           Todd Shipyards Corp.                                                                      80,450             1,858,395
       *   Trailer Bridge, Inc.                                                                     109,500             1,012,875
       *   Transport Corporation of America, Inc.                                                    19,800               191,072
       *   Transtechnology Corp.                                                                     95,900               738,430

       *   TRC Companies, Inc.                                                                      214,700             2,484,079
           Tredegar Industries, Inc.                                                              1,318,986            16,487,325
           Trinity Industries, Inc.                                                               1,423,900            59,291,196
       *   Triumph Group, Inc.                                                                      548,417            20,812,425
       *   Tufco Technologies, Inc.                                                                     200                 1,320
           Twin Disc, Inc.                                                                           40,200             1,688,400
       *   U.S. Xpress Enterprises, Inc. Class A                                                    160,990             2,447,048
       *   United Rentals, Inc.                                                                   1,917,700            40,578,532
       *   URS Corp.                                                                              1,312,867            55,297,958
     * #   Valence Technology, Inc.                                                                   4,800                 9,504
       *   Valpey Fisher Corp.                                                                       10,250                33,415
           Viad Corp.                                                                               173,100             5,270,895
       *   Volt Information Sciences, Inc.                                                          396,700             7,811,023
           Washington Group International, Inc.                                                     191,206             9,887,262
           Waste Industries USA, Inc.                                                               235,645             3,284,891
       *   Water Pik Technologies, Inc.                                                             104,945             2,189,153
           Werner Enterprises, Inc.                                                                  18,883               386,535
       *   Westaff, Inc.                                                                            190,000               885,400
     * #   Western Power & Equipment Corp.                                                            4,091                 7,159
       *   Willis Lease Finance Corp.                                                               131,300             1,155,427
       *   Wolverine Tube, Inc.                                                                     487,800             2,517,048
       *   Xanser Corp.                                                                             255,500               766,500
                                                                                                              -------------------
Total Industrials                                                                                                   1,454,499,410
                                                                                                              -------------------
Financials -- (14.3%)
           1st Source Corp.                                                                         415,191            10,491,877
           21st Century Insurance Group                                                             170,658             2,918,252
           ABC Bancorp                                                                               20,936               421,232
       *   ACE Cash Express, Inc.                                                                    45,580             1,086,171
           Advanta Corp. Class A                                                                    277,153             8,489,196
           Advanta Corp. Class B Non-Voting                                                         454,613            14,720,369
       *   Aether Holdings, Inc.                                                                  1,415,332             4,925,355
           Alfa Corp.                                                                                28,762               501,322
           Alliance Financial Corp.                                                                     200                 6,214
           Ameriana Bancorp                                                                          25,630               310,123
     * #   American Business Financial Services, Inc.                                                39,284                   884
       *   American Independence Corp.                                                                1,448                15,696
       *   American Physicians Capital, Inc.                                                        296,708            13,485,379
           American Physicians Services Group, Inc.                                                  35,800               427,649
       *   American Spectrum Realty, Inc.                                                                18                   212
       *   AmeriServe Financial, Inc.                                                               424,173             2,036,030
       *   Arch Capital Group, Ltd.                                                                  28,500             1,495,110
       *   Argonaut Group, Inc.                                                                     955,769            30,393,454
           ASB Financial Corp.                                                                       10,400               214,500
       *   Atlantic American Corp.                                                                   42,300               108,457
           Baldwin & Lyons, Inc. Class B                                                            313,025             7,847,537
       *   Bancinsurance Corp.                                                                       76,470               286,762
           Bancorp Rhode Island, Inc.                                                                   320                10,928
           BankUnited Financial Corp. Class A                                                       232,929             5,937,360
           Banner Corp.                                                                             356,912            11,257,004
           Bay View Capital Corp.                                                                   217,976             3,655,458
           Beverly Hills Bancorp, Inc.                                                              217,288             2,122,904
       *   BNS Holding, Inc. Class A                                                                 46,155               294,238
           Brookline Bancorp, Inc.                                                                  633,666             8,909,344
           California First National Bancorp                                                         77,600             1,009,964

           Camco Financial Corp.                                                                     19,583               277,099
           Carrollton Bancorp                                                                           600                 8,796
           Cash America International, Inc.                                                         173,100             3,920,715
       #   Center Bancorp, Inc.                                                                       2,010                21,869
       *   Centrue Financial Corp.                                                                      100                 2,715
       *   Ceres Group, Inc.                                                                        803,768             4,018,840
           CFS Bancorp, Inc.                                                                        328,067             4,569,973
           Chemical Financial Corp.                                                                  55,863             1,805,492
           Citizens South Banking Corp.                                                               2,754                33,518
     * #   Citizens, Inc.                                                                           137,307               730,473
           Clark, Inc.                                                                              634,328             8,963,055
       *   CNA Surety Corp.                                                                         534,395             7,893,014
           Commercial Federal Corp.                                                               1,318,498            45,409,071
           Community Bank System, Inc.                                                              653,400            15,635,862
           Community Capital Corp.                                                                       62                 1,370
           Community Central Bank Corp.                                                                   5                    66
           Community West Bancshares                                                                  6,400                90,496
     * #   CompuCredit Corp.                                                                        574,203            22,434,111
       *   Consumer Portfolio Services, Inc.                                                         28,100               162,418
           Cooperative Bankshares, Inc.                                                              28,100               593,612
       *   Credit Acceptance Corp.                                                                  510,330             8,063,214
           Delphi Financial Group, Inc. Class A                                                     935,063            44,303,285
           Donegal Group, Inc. Class A                                                              189,125             4,582,499
           Donegal Group, Inc. Class B                                                               46,564             1,117,070
           EFC Bancorp, Inc.                                                                          5,200               177,580
           EMC Insurance Group, Inc.                                                                155,628             3,044,084
       *   Epoch Holding Corp.                                                                      107,000               722,250
           ESB Financial Corp.                                                                          500                 6,185
       *   EZCORP, Inc. Class A Non-Voting                                                          234,200             3,524,710
           FBL Financial Group, Inc. Class A                                                        776,075            24,329,951
           Fidelity Southern Corp.                                                                   39,224               688,773
           Financial Institutions, Inc.                                                               1,200                24,228
       *   Firebrand Financial Group, Inc.                                                           86,400                 7,344
       *   First Bank of Delaware                                                                    70,403               228,106
           First Citizens BancShares, Inc.                                                           10,200             1,912,194
           First Community Bancshares, Inc.                                                           1,114                34,400
           First Defiance Financial Corp.                                                           126,600             3,542,268
           First Federal Bancshares of Arkansas, Inc.                                               110,400             2,760,000
       *   First Federal of Northern Michigan Bancorp, Inc.                                             200                 1,748
           First Franklin Corp.                                                                         600                 9,825
       *   First Investors Financial Services Group, Inc.                                           119,100               740,802
           First Keystone Financial, Inc.                                                            37,100               748,492
           First M&F Corp.                                                                              147                 5,035
       *   First Mariner Bancorp, Inc.                                                               23,800               421,736
           First Merchants Corp.                                                                    158,673             4,104,871
       #   First Niagara Financial Group, Inc.                                                      246,997             3,578,987
           First Place Financial Corp.                                                              410,425             9,792,740
           First United Corp.                                                                         1,000                20,127
     * #   FirstFed Financial Corp.                                                                 206,400            10,802,976
           Flagstar Bancorp, Inc.                                                                   398,600             6,006,902
       #   FNB Corp. NC                                                                                 908                16,462
           FNB Corp. VA                                                                                 800                24,680
           FNB Financial Services Corp.                                                              21,318               335,545
       *   FPIC Insurance Group, Inc.                                                               349,473            13,238,037
           GB & T Bancshares, Inc.                                                                    2,780                62,578

           Great American Financial Resources, Inc.                                                 238,000             4,790,940
           Guaranty Federal Bancshares, Inc.                                                         15,000               423,750
           Habersham Bancorp                                                                            100                 2,325
           Harleysville Group, Inc.                                                                 947,335            25,871,719
           Harleysville Savings Financial Corp.                                                         900                15,750
           Harrington West Financial Group, Inc.                                                        400                 6,572
           HF Financial Corp.                                                                        53,815             1,025,714
           HMN Financial, Inc.                                                                       73,300             2,168,874
       *   Hoenig Group Escrow Shares                                                               104,700                     0
           Horace Mann Educators Corp.                                                            1,502,408            28,455,608
           Independence Holding Co.                                                                 105,391             1,895,984
           Infinity Property & Casualty Corp.                                                       520,136            19,219,025
           Instinet Group, Inc.                                                                     433,662             2,198,666
           Integra Bank Corp.                                                                        22,180               475,761
           Investors Title Co.                                                                       18,000               773,820
           Irwin Financial Corp.                                                                    556,842            12,595,766
       *   ITLA Capital Corp.                                                                       151,188             7,929,811
           Jefferson Bancshares, Inc.                                                                 1,310                17,580
           KNBT Bancorp, Inc.                                                                         7,078               116,008
       *   Knight Capital Group, Inc.                                                             1,412,120            14,290,654
     * #   LaBranche & Co., Inc.                                                                  1,331,740            14,222,983
           Lakeland Bancorp, Inc.                                                                       900                13,635
       #   LandAmerica Financial Group, Inc.                                                        632,212            40,935,727
           LSB Corp.                                                                                  3,500                59,500
           MAF Bancorp, Inc.                                                                        489,330            20,830,778
           MainSource Financial Group, Inc.                                                             500                 9,045
           MASSBANK Corp.                                                                            62,149             2,019,842
       *   Matrix Bancorp, Inc.                                                                       4,900                87,710
           MCG Capital Corp.                                                                      1,000,859            14,202,189
       *   Meadowbrook Insurance Group, Inc.                                                        756,264             4,915,716
           Medallion Financial Corp.                                                                470,597             4,720,088
           Merchants Group, Inc.                                                                     23,500               693,837
           Meta Financial Group, Inc.                                                                31,900               720,254
       *   Metris Companies, Inc.                                                                 1,899,800            28,478,002
           MFB Corp.                                                                                 17,500               483,962
           MicroFinancial, Inc.                                                                     123,200               429,968
           Midland Co.                                                                               57,920             2,189,376
           MidWestOne Financial Group, Inc.                                                             301                 5,659
           MutualFirst Financial, Inc.                                                                1,100                24,332
           National Western Life Insurance Co. Class A                                               23,900             5,258,000
       *   Navigators Group, Inc.                                                                   240,537             9,720,100
           NBC Capital Corp.                                                                             50                 1,200
           NetBank, Inc.                                                                            297,582             2,199,131
       *   Newtek Business Services, Inc.                                                           134,657               211,411
           North Central Bancshares, Inc.                                                            39,300             1,520,910
           Northeast Bancorp                                                                         20,900               469,205
           Northrim BanCorp, Inc.                                                                         0                    14
           NYMAGIC, Inc.                                                                            126,600             3,256,152
       *   Ocwen Financial Corp.                                                                  1,538,630            12,986,037
           Ohio Casualty Corp.                                                                    1,903,514            56,344,014
           Omega Financial Corp.                                                                      4,930               144,597
       *   Pacific Premier Bancorp, Inc.                                                             29,640               350,262
           Parkvale Financial Corp.                                                                  40,225             1,120,266
           Partners Trust Financial Group, Inc.                                                      36,844               442,128
           PAULA Financial                                                                           89,200               178,400

       *   Penn Treaty American Corp.                                                               231,200             2,309,688
           Peoples Bancorp, Inc. IN                                                                   2,700                54,459
           Peoples Bancorp, Inc. OH                                                                  61,300             1,778,926
           Peoples Community Bancorp                                                                    350                 7,070
           Pinnacle Bancshares, Inc.                                                                 11,400               168,720
       *   Piper Jaffray Companies, Inc.                                                            565,361            22,467,446
       *   PMA Capital Corp. Class A                                                                878,751             7,803,309
           Pocahontas Bancorp, Inc.                                                                  68,700               843,636
       *   Premier Financial Bancorp, Inc.                                                            1,200                16,800
           Presidential Life Corp.                                                                  966,437            18,642,570
           Provident Financial Holdings, Inc.                                                        53,500             1,470,715
           Provident Financial Services, Inc.                                                       478,260             8,603,897
       *   Republic First Bancorp, Inc.                                                              72,913               885,893
       *   Rewards Network, Inc.                                                                     20,200               116,352
           Riverview Bancorp, Inc.                                                                   56,000             1,247,120
           RLI Corp.                                                                                306,879            16,019,084
       *   RTW, Inc.                                                                                163,150             1,662,499
       #   Rurban Financial Corp.                                                                       100                 1,237
       *   SCPIE Holdings, Inc.                                                                     174,200             3,588,520
       *   Seabright Insurance Holdings                                                              81,600             1,096,704
           Selective Insurance Group, Inc.                                                          950,202            53,182,806
       *   Shore Financial Corp.                                                                        200                 3,330
           Simmons First National Corp. Class A                                                     172,078             4,821,626
           Sound Federal Bancorp, Inc.                                                               82,325             1,624,272
           Southern Community Financial Corp.                                                         1,400                13,160
       *   Standard Management Corp.                                                                132,600               245,642
           State Auto Financial Corp.                                                                 2,801                96,438
           Sterling Financial Corp./Spokane                                                          89,210             2,328,381
           Stewart Information Services Corp.                                                       598,000            30,234,880
       *   Stifel Financial Corp.                                                                    26,329               985,758
       *   Stratus Properties, Inc.                                                                  94,450             1,892,967
       *   Sun Bancorp, Inc.                                                                        189,810             3,763,932
           Susquehanna Bancshares, Inc.                                                             659,814            16,178,639
           SWS Group, Inc.                                                                          263,400             5,431,308
           Synergy Financial Group, Inc.                                                              4,600                56,304
           Texas United Bancshares, Inc.                                                                300                 5,700
           TF Financial Corp.                                                                        35,700             1,022,627
       #   The Phoenix Companies, Inc.                                                            3,130,300            42,572,080
           TierOne Corp.                                                                             72,439             2,170,997
           Timberland Bancorp, Inc.                                                                  55,500             1,296,480
       *   Tower Financial Corp.                                                                        300                 4,950
     * #   Trenwick Group, Ltd.                                                                     199,776                   350
       *   Triad Guaranty, Inc.                                                                     275,086            11,927,729
           UICI                                                                                     896,500            31,933,330
           UMB Financial Corp.                                                                      679,019            45,073,281
           Umpqua Holdings Corp.                                                                    434,931            11,490,877
       *   Unico American Corp.                                                                      71,600               643,684
       *   UnionBancorp, Inc.                                                                            34                   725
       *   United America Indemnity, Ltd.                                                           258,776             4,903,805
       *   United Capital Corp.                                                                         500                12,240
           United Community Financial Corp.                                                         843,505             9,944,924
           United Fire & Casualty Co.                                                                28,856             1,318,719
           Unizan Financial Corp.                                                                    18,231               480,022
           Vail Banks, Inc.                                                                             500                 6,980
       *   Vesta Insurance Group, Inc.                                                            1,137,300             1,137,300

           Wainwright Bank & Trust Co.                                                                3,100                31,868
           Wayne Savings Bancshares, Inc.                                                               300                 4,785
           Wesbanco, Inc.                                                                            62,984             2,015,488
           Westbank Corp.                                                                             1,143                17,408
           Willow Grove Bancorp, Inc.                                                                50,207               787,246
       *   Wilshire Enterprises, Inc.                                                               105,203               814,271
           Ziegler Companies, Inc.                                                                    8,100               175,163
                                                                                                              -------------------
Total Financials                                                                                                    1,129,887,104
                                                                                                              -------------------
Information Technology -- (13.1%)
       *   3Com Corp.                                                                               123,975               448,790
       *   Actel Corp.                                                                              597,986             8,706,676
       *   ActivCard Corp.                                                                          357,690             1,337,761
       *   Adaptec, Inc.                                                                          1,624,761             8,075,062
       *   Adept Technology, Inc.                                                                     5,620                64,518
       *   Advanced Digital Information Corp.                                                       469,597             4,930,769
       *   Advanced Power Technology, Inc.                                                          241,988             3,259,578
       *   Aehr Test Systems                                                                         87,900               312,045
       *   Aeroflex, Inc.                                                                           287,115             3,149,652
       *   Aetrium, Inc.                                                                             75,948               264,299
       *   Agile Software Corp.                                                                   1,215,404             7,547,659
           Agilysys, Inc.                                                                           931,534            17,745,723
       *   Airspan Networks, Inc.                                                                    66,900               393,372
           Allen Organ Co. Class B                                                                    4,900               304,413
       *   Alliance Semiconductor Corp.                                                           1,156,002             3,375,526
       *   Allied Motion Technologies, Inc.                                                          44,700               172,095
       *   Alpha Technologies Group, Inc.                                                            18,112                   249
           American Software, Inc. Class A                                                          265,536             1,489,657
       *   American Technical Ceramics Corp.                                                         83,800               770,122
       *   Amistar Corp.                                                                             41,700               119,054
       *   Amtech Systems, Inc.                                                                       9,000                65,340
     * #   Anadigics, Inc.                                                                          955,346             5,010,790
       *   Analex Corp.                                                                              39,200               119,952
       *   Analysts International Corp.                                                             555,681             1,400,316
       *   Analytical Surveys, Inc.                                                                     830                 1,104
       *   Anaren, Inc.                                                                             622,648             8,934,999
           Anixter International, Inc.                                                                5,300               194,192
       *   Answerthink, Inc.                                                                        139,528               580,436
       *   APA Enterprises, Inc.                                                                    155,000               182,900
       *   Applied Films Corp.                                                                      425,408             8,520,922
       *   Applied Innovation, Inc.                                                                 150,200               542,222
       *   Applied Micro Circuits Corp.                                                           4,525,708            11,947,869
       *   Ariba, Inc.                                                                              379,394             3,274,170
       *   Arris Group, Inc.                                                                        901,431             8,761,909
       *   Art Technology Group, Inc.                                                               200,613               329,005
       *   Aspen Technology, Inc.                                                                   338,027             2,501,400
       *   Astea International, Inc.                                                                 13,000               188,500
           Astro-Med, Inc.                                                                           31,040               306,675
       *   Atari, Inc.                                                                                8,767                11,046
       *   Atmel Corp.                                                                               11,988                40,160
     * #   Avanex Corp.                                                                             392,800               255,320
       *   Avici Systems, Inc.                                                                      426,756             1,809,445
       *   Aware, Inc.                                                                              551,524             3,287,083
       *   Axcelis Technologies, Inc.                                                                37,759               178,978
       *   AXT, Inc.                                                                                458,578               784,168

       *   BearingPoint, Inc.                                                                       269,900             1,964,872
           Belden CDT, Inc.                                                                       1,227,527            28,675,031
       *   Bell Industries, Inc.                                                                    159,363               422,312
       *   Bell Microproducts, Inc.                                                                 939,070             8,076,002
       *   Benchmark Electronics, Inc.                                                              627,900            19,245,135
           Black Box Corp.                                                                          518,439            24,216,286
       *   Blonder Tongue Laboratories, Inc.                                                         22,200                42,846
           Bogen Communications International, Inc.                                                  44,100               233,730
     * #   Bookham, Inc.                                                                            299,710             1,408,637
       *   Borland Software Corp.                                                                    99,255               602,478
       *   CalAmp Corp.                                                                             477,815             5,542,654
       *   Captaris, Inc.                                                                           971,452             3,973,239
       *   Carrier Access Corp.                                                                     129,878               629,908
       *   C-COR, Inc.                                                                              360,744             2,045,418
           Celeritek, Inc.                                                                          379,072                72,024
     * #   CellStar Corp.                                                                           395,169               829,855
       *   Centillium Communications, Inc.                                                          101,429               466,573
       *   Checkpoint Systems, Inc.                                                                 111,200             2,663,240
       *   Chyron Corp.                                                                               1,200                   504
       *   Ciber, Inc.                                                                            1,974,100            12,140,715
       *   Ciena Corp.                                                                            1,279,600             3,826,004
       *   Ciprico, Inc.                                                                             71,700               324,801
       *   Cirrus Logic, Inc.                                                                       216,219             1,634,616
       *   Clarus Corp.                                                                             385,300             3,294,315
       *   Cognitronics Corp.                                                                         7,600                22,572
       *   Coherent, Inc.                                                                         1,032,897            32,629,216
       *   Comarco, Inc.                                                                             85,538               733,916
     * #   Commerce One, Inc.                                                                        55,600                     0
           Communications Systems, Inc.                                                              17,250               186,300
       *   Computer Horizons Corp.                                                                  675,921             2,764,517
       *   Computer Task Group, Inc.                                                                162,900               656,487
       *   Conexant Systems, Inc.                                                                   377,856               933,304
       *   Cosine Communications, Inc.                                                              309,226               749,873
     * #   Cray, Inc.                                                                                   400                   604
       *   Credence Systems Corp.                                                                 2,106,847            17,086,529
       *   Crossroads Systems, Inc.                                                                  21,600                18,792
       *   CSP, Inc.                                                                                 24,560               175,113
           CTS Corp.                                                                              1,275,200            15,340,656
       *   Data I/O Corp.                                                                            85,100               217,005
       *   Data Systems & Software, Inc.                                                             90,000               125,100
       *   Datalink Corp.                                                                           194,400               678,456
           Dataram Corp.                                                                             27,610               155,997
       *   Delphax Technologies, Inc.                                                                69,600               153,120
       *   Digi International, Inc.                                                                   2,662                34,287
       *   Digimarc Corp.                                                                           132,065               805,597
     * #   Digital Angel Corp.                                                                      344,750             1,158,360
       *   Ditech Communications Corp.                                                              103,250               905,503
       *   Dot Hill Systems Corp.                                                                   482,128             3,191,687
       *   EasyLink Services Corp.                                                                      640                   461
       *   Echelon Corp.                                                                            275,213             2,270,507
       *   Edgewater Technology, Inc.                                                               252,788             1,516,728
       *   Electro Scientific Industries, Inc.                                                      161,972             4,075,216
       *   Electroglas, Inc.                                                                        478,233             1,449,046
       *   Electronics for Imaging, Inc.                                                            207,898             5,806,591
       *   eLoyalty Corp.                                                                            16,208               145,710

       *   EMCORE Corp.                                                                             118,731               729,008
       *   EMS Technologies, Inc.                                                                   366,601             6,217,553
       *   En Pointe Technologies, Inc.                                                              38,900               113,199
       *   ePlus, Inc.                                                                              245,837             3,559,720
       *   ePresence, Inc. Escrow Shares                                                            312,600                40,638
       *   ESS Technology, Inc.                                                                     334,543             1,020,356
       *   Evans & Sutherland Computer Corp.                                                        181,900               953,156
       *   Exar Corp.                                                                             1,454,822            17,981,600
       *   FalconStor Software, Inc.                                                                 46,900               355,971
       *   Forgent Networks, Inc.                                                                   356,664               624,162
           Frequency Electronics, Inc.                                                               96,465               983,943
       *   FSI International, Inc.                                                                  814,211             3,330,123
     * #   Gateway, Inc.                                                                          1,088,500             3,309,040
     * #   Genesis Microchip, Inc.                                                                  382,735             8,573,264
       *   Gerber Scientific, Inc.                                                                  691,500             6,596,910
       *   Giga-Tronics, Inc.                                                                        28,400                71,000
       *   Glenayre Technologies, Inc.                                                              981,800             3,082,852
       *   Globecomm Systems, Inc.                                                                  152,100               988,650
       *   Globix Corp.                                                                             239,400               416,556
     * #   Glowpoint, Inc.                                                                          152,601               164,809
       *   GSE Systems, Inc.                                                                         82,593                99,112
       *   GTSI Corp.                                                                               302,930             2,511,290
       *   Halifax Corp.                                                                             23,600                75,520
       *   HEI, Inc.                                                                                    800                 3,280
       *   HI/FN, Inc.                                                                              223,413             1,264,518
       *   HomeStore, Inc.                                                                           48,200               212,562
       *   Hutchinson Technology, Inc.                                                              182,028             5,204,181
       *   Hypercom Corp.                                                                         1,526,200             9,462,440
     * #   Ibis Technology Corp.                                                                     62,040                98,023
       *   Identix, Inc.                                                                            134,448               660,140
       *   iGATE Capital Corp.                                                                      563,210             2,281,001
       *   I-many, Inc.                                                                             391,100               539,718
           Imation Corp.                                                                            685,700            30,143,372
       *   InFocus Corp.                                                                          1,324,988             4,955,455
           Inforte Corp.                                                                            373,403             1,452,538
       *   Innovex, Inc.                                                                            378,723             1,564,126
       *   InsWeb Corp.                                                                              22,766                76,038
       *   Integrated Device Technology, Inc.                                                       368,071             4,409,491
       *   Integrated Silicon Solution, Inc.                                                        995,939             6,981,532
       *   Intelligent Systems Corp.                                                                 51,575               121,201
       *   Intelligroup, Inc.                                                                        70,900               129,747
       *   Interland, Inc.                                                                          505,439             2,031,865
     * #   Internet Commerce Corp.                                                                   49,200               149,765
       *   Interwoven, Inc.                                                                         637,390             6,048,831
       *   Intest Corp.                                                                               2,300                 8,004
       *   IntriCon Corp.                                                                            75,300               316,260
     * #   Intrusion, Inc.                                                                           23,200                62,408
       *   Iomega Corp.                                                                           1,677,700             4,345,243
     * #   IPIX Corp.                                                                                 7,400                16,428
       *   iVillage, Inc.                                                                            12,901               105,788
       *   Jaco Electronics, Inc.                                                                   104,269               345,130
       *   JDA Software Group, Inc.                                                                 980,378            14,705,670
       *   Keane, Inc.                                                                              415,900             4,350,314
       *   Kemet Corp.                                                                            2,990,584            23,924,672
       *   Key Tronic Corp.                                                                         153,300               507,423

       *   Keynote Systems, Inc.                                                                    283,700             3,759,025
       *   Lantronix, Inc.                                                                          137,900               217,882
       *   Lattice Semiconductor Corp.                                                            1,299,726             6,355,660
       *   LeCroy Corp.                                                                              38,434               627,243
     * #   Level 8 Systems, Inc.                                                                      5,866                   158
           Liberate Technologies, Inc.                                                              314,500                60,541
       *   Lightbridge, Inc.                                                                        623,932             6,158,209
     * #   LightPath Technologies, Inc.                                                              30,800                63,140
       *   Logic Devices, Inc.                                                                       91,300                93,126
       *   LogicVision, Inc.                                                                        155,000               181,738
       *   LTX Corp.                                                                                  1,700                 7,548
       *   Management Network Group, Inc.                                                           244,515               577,055
       *   Manugistic Group, Inc.                                                                   636,922             1,222,890
       *   Mapinfo Corp.                                                                             39,146               562,528
       *   Mastec, Inc.                                                                             809,400             7,988,778
       *   Maxtor Corp.                                                                             281,400             1,142,484
       *   McDATA Corp. Class A                                                                   1,736,714             6,321,639
       *   McDATA Corp. Class B                                                                     279,600               973,008
     * #   MDI, Inc.                                                                                184,500               136,530
       *   MedQuist, Inc.                                                                           463,973             5,020,188
       *   Merix Corp.                                                                              418,481             2,791,268
       *   MetaSolv, Inc.                                                                           577,837             1,646,835
           Methode Electronics, Inc.                                                                104,268             1,089,601
       *   Micro Linear Corp.                                                                       186,500               330,105
       *   Microtune, Inc.                                                                          143,400               701,226
       *   MKS Instruments, Inc.                                                                  1,125,549            21,239,110
       *   MPS Group, Inc.                                                                        3,603,800            45,299,766
       *   MRV Communications, Inc.                                                                 693,200             1,261,624
     * #   MSC.Software Corp.                                                                       935,339            15,526,627
     * #   MTI Technology Corp.                                                                         300                   381
       *   MTM Technologies, Inc.                                                                     6,100                23,302
     * #   Nanometrics, Inc.                                                                        423,264             4,698,230
       *   Neoforma, Inc.                                                                           262,477             2,585,398
       *   NeoMagic Corp.                                                                            22,540                87,230
       *   Net2Phone, Inc.                                                                          777,632             1,500,830
       *   NetIQ Corp.                                                                            1,828,653            21,852,403
       *   NetManage, Inc.                                                                           82,616               439,517
       *   NetRatings, Inc.                                                                         351,165             4,740,728
       *   NetScout Systems, Inc.                                                                   220,352             1,229,564
       *   Network Engines, Inc.                                                                     18,200                22,386
       *   Network Equipment Technologies, Inc.                                                     767,484             3,599,500
       *   Newport Corp.                                                                          1,385,554            19,120,645
       *   NMS Communications Corp.                                                                 190,600               747,152
       *   Nu Horizons Electronics Corp.                                                            569,917             5,693,471
       *   Nuance Communications, Inc.                                                              560,766             3,487,965
       *   NumereX Corp. Class A                                                                     76,600               385,298
     * #   NYFIX, Inc.                                                                              481,227             1,985,061
       *   O.I. Corp.                                                                                51,100               580,496
       *   Omtool, Ltd.                                                                              52,514               377,051
       *   Oplink Communications, Inc.                                                               22,242               302,936
       *   OPNET Technologies, Inc.                                                                  75,960               729,976
       *   OPTi, Inc.                                                                               166,200               274,230
       *   Optical Cable Corp.                                                                       83,464               501,619
       *   Optical Communication Products, Inc.                                                       8,172                19,204
       *   OSI Systems, Inc.                                                                        568,078            10,696,909

       *   Overland Storage, Inc.                                                                   136,153             1,083,778
       *   OYO Geospace Corp.                                                                       139,886             3,811,894
       *   Paxar Corp.                                                                              540,150            10,333,070
       *   PC Connection, Inc.                                                                      583,699             3,712,326
       *   PC-Tel, Inc.                                                                             651,060             5,898,604
       *   Peerless Systems Corp.                                                                   119,100               838,464
       *   Pegasus Solutions, Inc.                                                                  713,641             5,073,988
       *   Pegasystems, Inc.                                                                        187,309             1,369,229
       *   Pemstar, Inc.                                                                            679,871               938,222
       *   Perceptron, Inc.                                                                         271,266             2,004,656
       *   Performance Technologies, Inc.                                                            37,855               341,074
       *   Pericom Semiconductor Corp.                                                              747,955             5,871,447
       *   Pervasive Software, Inc.                                                                 115,856               491,229
       *   Phoenix Technologies, Ltd.                                                               127,496               807,050
       *   Photronics, Inc.                                                                         528,751             8,396,566
       *   Planar Systems, Inc.                                                                     330,219             3,203,124
       *   PLATO Learning, Inc.                                                                     366,683             2,647,451
       *   Plexus Corp.                                                                             458,491             9,857,557
       *   Polycom, Inc.                                                                                700                11,487
       *   PowerCerv Corp.                                                                           18,966                10,431
       *   Powerwave Technologies, Inc.                                                           1,046,361            13,142,294
           Printronix, Inc.                                                                          89,266             1,429,149
       #   Procom Technology, Inc.                                                                    3,200                 2,656
       *   Quantum Corp.                                                                          1,187,800             3,551,522
       *   QuickLogic Corp.                                                                         422,217             1,503,093
       *   Quovadx, Inc.                                                                            494,445             1,369,613
       *   RadiSys Corp.                                                                            149,482             2,735,521
       *   Raindance Communications, Inc.                                                           107,981               215,962
       *   Reliability, Inc.                                                                          3,600                   900
       *   Relm Wireless Corp.                                                                       58,354               361,795
       *   REMEC, Inc.                                                                              494,523               578,592
       *   Reptron Electronics, Inc.                                                                  2,856                   714
           Richardson Electronics, Ltd.                                                              51,084               365,761
       *   Riverstone Networks, Inc.                                                                  9,700                 4,826
       *   Robotic Vision Systems, Inc.                                                              13,800                    62
       *   RSA Security, Inc.                                                                        18,074               234,962
       *   Rudolph Technologies, Inc.                                                               206,928             2,659,025
       *   S1 Corp.                                                                                 129,151               566,973
       *   Safeguard Scientifics, Inc.                                                              993,100             1,946,476
       *   SafeNet, Inc.                                                                            776,226            27,594,834
     * #   SatCon Technology Corp.                                                                   96,100               141,267
       *   SBS Technologies, Inc.                                                                   432,783             4,457,665
       *   SCM Microsystems, Inc.                                                                   347,770               938,979
       *   Seachange International, Inc.                                                             50,349               387,184
       *   SEEC, Inc.                                                                                 2,200                   946
       *   Segue Software, Inc.                                                                      65,782               423,636
       *   Selectica, Inc.                                                                          916,002             2,564,806
       *   Sigmatron International, Inc.                                                             16,600               155,044
       *   Silicon Graphics, Inc.                                                                 1,652,800               718,968
       *   Silicon Storage Technology, Inc.                                                         574,427             3,165,093
       *   SimpleTech, Inc.                                                                         590,835             2,227,448
       *   Sipex Corp.                                                                              494,753               712,444
       *   Skyworks Solutions, Inc.                                                               1,401,935             7,556,430
       *   Somera Communications, Inc.                                                               88,700                69,186
       *   Sonic Foundry, Inc.                                                                       22,400                28,000

       *   SonicWALL, Inc.                                                                        1,729,551            12,850,564
       *   Spectrum Control, Inc.                                                                   171,418             1,093,647
       *   SR Telecom, Inc.                                                                          11,987                 3,836
       *   Standard Microsystems Corp.                                                              324,669             9,707,603
       *   SteelCloud, Inc.                                                                           5,800                10,788
       *   Stellent, Inc.                                                                           817,144             8,522,812
       *   StorageNetworks, Inc. Escrow Shares                                                      362,800                 9,832
       *   Stratos International, Inc.                                                              279,409             1,670,866
       *   SumTotal Systems, Inc.                                                                    16,097                69,861
           Sunrise Telecom, Inc.                                                                    188,500               331,760
       *   Suntron Corp.                                                                             91,075               109,290
       *   Sycamore Networks, Inc.                                                                1,875,151             7,631,865
       *   Sykes Enterprises, Inc.                                                                  579,638             7,999,004
       *   SYNNEX Corp.                                                                              20,700               323,955
       *   Taitron Components, Inc.                                                                   6,400                12,096
       *   Technical Communications Corp.                                                             6,200                21,824
           Technitrol, Inc.                                                                         725,422            12,839,969
       *   TechTeam Global, Inc.                                                                    223,200             2,048,976
       *   Tegal Corp.                                                                               14,400                 8,640
       *   Telular Corp.                                                                             10,450                33,127
       *   Terayon Communication Systems, Inc.                                                      118,800               245,916
       *   TheStreet.com, Inc.                                                                      255,100             1,265,296
       *   Three-Five Systems, Inc.                                                                   5,098                   765
       *   Tier Technologies, Inc. Class B                                                          602,698             5,014,447
       *   TII Network Technologies, Inc.                                                            96,800               321,376
       *   Tollgrade Communications, Inc.                                                           345,780             3,769,002
       *   Transcat, Inc.                                                                            59,100               302,592
           Trans-Lux Corp.                                                                            2,746                16,064
     * #   Transmeta Corp.                                                                            9,791                11,945
       *   Triquint Semiconductor, Inc.                                                           1,445,142             6,503,139
       *   TTM Technologies, Inc.                                                                   114,858             1,049,802
       *   Tumbleweed Communications Corp.                                                           36,600               106,506
       *   Tut Systems, Inc.                                                                         20,889                63,920
     * #   Verilink Corp.                                                                           118,178                98,182
       *   Verity, Inc.                                                                             795,069            10,479,009
       *   Verso Technologies, Inc.                                                                     949                 1,177
       *   Vicon Industries, Inc.                                                                    70,400               218,240
     * #   Viewpoint Corp.                                                                            1,400                 1,596
       *   Vignette Corp.                                                                           329,417             5,833,975
       *   Visual Networks, Inc.                                                                     26,500                37,365
     * #   Vitech America, Inc.                                                                         700                     1
       *   Vitesse Semiconductor, Inc.                                                               10,800                22,788
     * #   Vyyo, Inc.                                                                                81,414               454,290
       *   WatchGuard Technologies, Inc.                                                          1,111,096             3,955,502
       *   Webb Interactive Services, Inc.                                                            1,300                   111
       *   webMethods, Inc.                                                                           5,600                45,248
       *   White Electronics Designs Corp.                                                          286,821             1,448,446
           Wireless Telecom Group, Inc.                                                              48,600               113,724
           Woodhead Industries, Inc.                                                                148,841             1,931,956
       *   Zhone Technologies, Inc.                                                                 441,678               976,108
       *   Zomax, Inc.                                                                            1,025,246             2,255,541
       *   Zones, Inc.                                                                              170,200               871,424
       *   Zoran Corp.                                                                            1,295,316            21,916,747
       *   Zygo Corp.                                                                               444,112             6,257,538
                                                                                                              -------------------
Total Information Technology                                                                                        1,032,730,502
                                                                                                              -------------------

Materials -- (9.7%)
       *   AK Steel Holding Corp.                                                                 1,505,016            12,476,583
       *   American Pacific Corp.                                                                   102,800               432,788
           Arch Chemicals, Inc.                                                                     385,537            10,968,528
           Atlantis Plastics, Inc.                                                                   46,500               405,945
       *   Badger Paper Mills, Inc.                                                                  10,300                   824
           Bairnco Corp.                                                                            113,000             1,100,620
       *   Brush Engineered Materials, Inc.                                                         578,400             9,190,776
       *   Buckeye Technologies, Inc.                                                             1,305,077             9,944,687
           Calgon Carbon Corp.                                                                    1,011,400             5,825,664
       *   Caraustar Industries, Inc.                                                               935,728             9,226,278
           Carpenter Technology Corp.                                                               797,762            52,293,299
       *   Castle (A.M.) & Co.                                                                      204,030             4,213,220
       *   Century Aluminum Co.                                                                       8,689               200,890
       *   Chaparral Steel Co.                                                                      785,757            19,643,925
           Chemtura Corp.                                                                             9,459               113,981
           Chesapeake Corp.                                                                         683,906            12,036,746
       *   Coeur d'Alene Mines Corp.                                                                204,024               879,343
           Commercial Metals Co.                                                                    821,232            28,825,243
       *   Continental Materials Corp.                                                                6,500               199,875
           CPAC, Inc.                                                                                81,559               339,285
       *   Detrex Corp.                                                                              12,700                53,658
       *   Devcon International Corp.                                                                51,500               552,080
       *   Environmental Technologies Corp.                                                          35,800                    16
           Ferro Corp.                                                                               81,100             1,532,790
           Friedman Industries, Inc.                                                                    940                 5,584
           Fuller (H.B.) Co.                                                                        679,000            21,035,420
           Gibraltar Industries, Inc.                                                               612,182            13,461,882
           Glatfelter (P.H.) Co.                                                                  1,487,100            21,443,982
       *   Graphic Packaging Corp.                                                                  415,600             1,130,432
       *   ICO, Inc.                                                                                260,200               673,918
       *   Impreso, Inc.                                                                              6,400                 6,912
       *   Kaiser Aluminum Corp.                                                                        665                    25
       *   Keystone Consolidated Industries, Inc.                                                    18,342                   477
       *   Lesco, Inc.                                                                              188,647             2,990,055
           Longview Fibre Co.                                                                     1,748,440            37,171,834
       *   Material Sciences Corp.                                                                  402,267             5,836,894
       *   Maxxam, Inc.                                                                             103,900             3,428,700
       *   Metals USA, Inc.                                                                         344,205             7,572,510
           Minerals Technologies, Inc.                                                              491,100            27,806,082
           Myers Industries, Inc.                                                                   992,071            13,879,073
       *   NewMarket Corp.                                                                          519,502            11,387,484
           Niagara Corp.                                                                            130,300             2,029,423
           NN, Inc.                                                                                  91,057               905,107
       *   Northwest Pipe Co.                                                                        90,700             2,227,592
     * #   Olympic Steel, Inc.                                                                      299,800             6,355,760
       *   OM Group, Inc.                                                                           917,800            14,482,884
       *   OMNOVA Solutions, Inc.                                                                   165,479               777,751
       *   Oregon Steel Mills, Inc.                                                                 546,000            14,933,100
           Penford Corp.                                                                             81,475             1,083,618
       *   PolyOne Corp.                                                                            589,806             3,403,181
           Pope & Talbot, Inc.                                                                      477,700             3,816,823
           Potlatch Corp.                                                                           506,099            24,464,826
           Quaker Chemical Corp.                                                                    264,450             4,741,589

       #   Reliance Steel & Aluminum Co.                                                          1,021,298            65,883,934
           Roanoke Electric Steel Corp.                                                             138,800             3,232,652
           Rock of Ages Corp.                                                                        87,600               367,920
           Rock-Tenn Co. Class A                                                                  1,168,523            15,541,356
           Rotonics Manufacturing, Inc.                                                               2,200                 6,226
       *   RTI International Metals, Inc.                                                           348,350            12,993,455
       #   Ryerson Tull, Inc.                                                                       846,239            19,116,539
           Schnitzer Steel Industries, Inc. Class A                                                 336,274            11,598,090
           Schulman (A.), Inc.                                                                    1,037,091            21,664,831
           Schweitzer-Maudoit International, Inc.                                                   357,000             8,500,170
           Sensient Technologies Corp.                                                              739,900            13,443,983
       *   Southwall Technologies, Inc.                                                             122,900                79,885
           Spartech Corp.                                                                           782,000            16,586,220
           Steel Dynamics, Inc.                                                                     806,248            27,912,306
           Steel Technologies, Inc.                                                                 437,888            11,599,653
           Stepan Co.                                                                               128,400             3,316,572
       *   Stillwater Mining Co.                                                                  1,663,880            17,786,877
           Summa Industries, Inc.                                                                    41,200               328,364
       *   Synalloy Corp.                                                                            87,050               884,863
     * #   Terra Industries, Inc.                                                                 2,984,600            17,937,446
           Texas Industries, Inc.                                                                   785,757            39,193,559
       *   U.S. Concrete, Inc.                                                                      737,320             6,060,770
       *   Universal Stainless & Alloy Products, Inc.                                               121,500             1,721,169
           Vulcan International Corp.                                                                11,100               592,463
           Wausau-Mosinee Paper Corp.                                                             1,458,599            17,240,640
       *   Webco Industries, Inc.                                                                     9,290               652,623
           Wellman, Inc.                                                                            851,400             6,589,836
       *   WHX Corp.                                                                                  1,413                    21
       *   Williams Industries, Inc.                                                                  3,400                 5,780
           Worthington Industries, Inc.                                                               7,100               144,059
                                                                                                              -------------------
Total Materials                                                                                                       768,492,224
                                                                                                              -------------------
Energy -- (7.4%)
           Adams Resources & Energy, Inc.                                                             8,475               188,145
       *   Bolt Technology Corp.                                                                     12,000                99,360
     * #   BPZ Energy, Inc.                                                                           4,188                16,752
       *   Callon Petroleum Co.                                                                     645,200            11,420,040
           Castle Energy Corp.                                                                      214,910             3,982,282
       *   Cimarex Energy Co.                                                                       917,285            35,691,559
       *   Giant Industries, Inc.                                                                   389,600            20,902,040
       *   Gulfmark Offshore, Inc.                                                                  428,161            14,292,014
       *   Hanover Compressor Co.                                                                 3,024,524            40,891,564
       *   Harvest Natural Resources, Inc.                                                          135,000             1,239,300
     * #   Horizon Offshore, Inc.                                                                   657,752               295,988
       *   Houston Exploration Co.                                                                  638,242            34,886,308
     * #   Input/Output, Inc.                                                                       708,600             5,271,984
           Maritrans, Inc.                                                                           93,926             2,713,522
     * #   Matrix Service Co.                                                                         2,558                23,815
       *   Meridian Resource Corp.                                                                1,317,800             5,429,336
       *   Mitcham Industries, Inc.                                                                  54,761               804,439
       *   Newpark Resources, Inc.                                                                   13,760               100,861
       *   Offshore Logistics, Inc.                                                                 808,100            24,768,265
           Overseas Shipholding Group, Inc.                                                          15,075               768,222
       *   Parker Drilling Co.                                                                    2,041,199            19,452,626
       *   Petrocorp, Inc. Escrow Shares                                                            102,600                 6,156

       *    Petrohawk Energy Corp.                                                                   73,638               980,122
            Resource America, Inc.                                                                  191,537             3,206,329
       *    SEACOR Holdings, Inc.                                                                   774,633            52,171,533
       *    Spinnaker Exploration Co.                                                             1,180,366            77,042,489
       *    Stone Energy Corp.                                                                      942,611            41,851,928
       *    Swift Energy Corp.                                                                      681,405            31,474,097
       *    T-3 Energy Services, Inc.                                                                   880                 9,170
            Tesoro Petroleum Corp.                                                                  716,747            39,471,257
       *    Torch Offshore, Inc.                                                                     10,004                   800
       *    TransMontaigne, Inc.                                                                  1,397,224             8,718,678
       *    U.S. Energy Corp. Wyoming                                                                25,300               108,284
       *    Universal Compression Holdings, Inc.                                                  1,106,884            44,695,976
            USEC, Inc.                                                                            2,955,202            32,507,222
       *    Veritas DGC, Inc.                                                                       759,000            24,819,300
       *    Whiting Petroleum Corp.                                                                   9,300               385,485
                                                                                                              -------------------
Total Energy                                                                                                          580,687,248
                                                                                                              -------------------
Health Care -- (4.8%)
       *    Accelrys, Inc.                                                                          796,559             6,452,128
       *    Air Methods Corp.                                                                       290,629             4,373,966
       *    Albany Molecular Research, Inc.                                                         713,609             8,734,574
       *    Allied Healthcare International, Inc.                                                   421,218             2,527,308
       *    Allied Healthcare Products, Inc.                                                        122,400               673,200
       *    Almost Family, Inc.                                                                       3,426                52,247
            Alpharma, Inc. Class A                                                                1,425,400            37,659,068
            American Shared Hospital Services                                                        30,500               198,250
            Analogic Corp.                                                                          192,239             9,219,782
       *    Angeion Corp.                                                                               315                   816
       *    Aradigm Corp.                                                                             3,301                 3,103
       *    Arena Pharmaceuticals, Inc.                                                             743,572             8,015,706
            Argonaut Technologies, Inc.                                                               5,149                 1,367
       *    Arqule, Inc.                                                                            557,885             3,866,143
            Atrion Corp.                                                                             31,004             2,038,513
       *    ATS Medical, Inc.                                                                        71,560               214,680
       *    Avigen, Inc.                                                                            656,574             1,969,722
       *    Beverly Enterprises, Inc.                                                             1,254,800            14,957,216
       *    Bioanalytical Systems, Inc.                                                              16,900                89,063
       *    BioScrip, Inc.                                                                          792,044             7,065,032
       *    Bioveris Corp.                                                                           35,600               169,456
       *    Bruker BioSciences Corp.                                                                179,893               894,068
       *    Caliper Life Sciences, Inc.                                                             847,075             6,115,882
            Cambrex Corp.                                                                           905,483            16,343,968
       *    Capital Senior Living Corp.                                                             782,299             7,901,220
       *    Caprius, Inc.                                                                                72                   104
       *    Cardiac Science Corp.                                                                     8,564                80,330
     * #    Cardiotech International, Inc.                                                           40,991               111,905
       *    CareCentric, Inc.                                                                        29,400                35,280
     * #    Cell Genesys, Inc.                                                                       81,850               476,367
            Clinical Data, Inc.                                                                       5,883               126,426
       *    Compex Technologies, Inc.                                                               309,187             2,093,196
       *    Conmed Corp.                                                                            607,245            13,717,665
       *    Corautus Genetics, Inc.                                                                     642                 2,722
       *    Criticare Systems, Inc.                                                                  89,600               421,120
       *    Cross Country Healthcare, Inc.                                                          722,876            13,358,748
       *    CuraGen Corp.                                                                         1,252,836             5,161,684

       *    Curative Health Services, Inc.                                                          447,518               290,887
       *    Curis, Inc.                                                                                  20                    78
     * #    CytRx Corp.                                                                               2,800                 2,632
            Datascope Corp.                                                                           5,800               203,580
       *    Del Global Technologies Corp.                                                            68,417               230,907
     * #    Dendreon Corp.                                                                            4,200                24,822
       *    Discovery Partners International, Inc.                                                  704,696             1,656,036
       *    Dyax Corp.                                                                              213,596               937,686
       *    Emisphere Technologies, Inc.                                                            143,027               670,797
       *    Encore Medical Corp.                                                                    491,386             2,594,518
       *    Endologix, Inc.                                                                         102,700               630,578
       *    Enzon Pharmaceuticals, Inc.                                                              53,000               359,870
       *    Fischer Imaging Corp.                                                                     1,100                   160
       *    Five Star Quality Care, Inc.                                                            382,875             2,779,673
       *    Gene Logic, Inc.                                                                      1,061,148             3,820,133
       *    Genesis HealthCare Corp.                                                                535,538            22,519,373
       *    Greatbatch, Inc.                                                                        126,000             3,651,480
       *    GTC Biotherapeutics, Inc.                                                               373,369               672,064
       *    Hanger Orthopedic Group, Inc.                                                           721,400             4,566,462
       *    Harvard Bioscience, Inc.                                                                492,615             1,896,568
       *    HealthTronics Surgical Services, Inc.                                                   391,128             2,870,880
       *    HMS Holdings Corp.                                                                      320,134             2,417,012
            Hooper Holmes, Inc.                                                                   2,056,600             6,005,272
       *    ImmunoGen, Inc.                                                                         287,567             1,590,246
       *    Incyte Corp.                                                                            326,478             1,815,218
       *    Innovative Clinical Solutions, Ltd.                                                       4,226                    15
     * #    Insmed, Inc.                                                                             36,825                47,136
       *    IntegraMed America, Inc.                                                                 73,720               805,022
       *    Iridex Corp.                                                                             83,000               598,422
            Kewaunee Scientific Corp.                                                                30,600               282,132
     * #    Kindred Healthcare, Inc.                                                              1,130,181            31,283,410
     * #    Lipid Sciences, Inc.                                                                     85,502               235,131
       *    Maxim Pharmaceuticals, Inc.                                                             177,966               218,898
       *    Maxygen, Inc.                                                                           251,629             1,857,022
       *    MedCath Corp.                                                                           313,805             6,100,369
       *    Medical Staffing Network Holdings, Inc.                                                 406,100             2,241,672
       *    MEDTOX Scientific, Inc.                                                                   2,400                18,024
       *    MGI Pharma, Inc.                                                                            750                14,805
       *    Microtek Medical Holdings, Inc.                                                         840,979             3,120,032
       *    Molecular Devices Corp.                                                                 127,168             3,414,461
       *    Monogram Biosciences, Inc.                                                              773,115             1,383,876
     * #    Nanogen, Inc.                                                                           389,956             1,099,676
            National Home Health Care Corp.                                                          52,733               520,475
            National Research Corp.                                                                  40,248               664,092
       *    Neose Technologies, Inc.                                                                 19,526                34,171
       *    Neurogen Corp.                                                                          141,203             1,050,550
       *    New Brunswick Scientific Co., Inc.                                                      101,693               658,971
       *    North American Scientific, Inc.                                                         135,561               317,213
            NWH, Inc.                                                                                55,200               736,092
     * #    OCA, Inc.                                                                             1,663,800               648,882
     * #    Occulogix, Inc.                                                                          57,000               437,190
       *    Orthologic Corp.                                                                        372,115             1,544,277
     * #    Oscient Pharmaceutical Corp.                                                             38,118                74,330
       *    Osteotech, Inc.                                                                         244,569               880,448
       *    PDI, Inc.                                                                                36,474               456,654

       *    Pediatric Services of America, Inc.                                                     246,000             3,990,120
       *    Pharmacopia Drug Discovery, Inc.                                                        148,245               468,454
       *    PRAECIS Pharmaceuticals, Inc.                                                           117,448               461,571
       *    Radiologix, Inc.                                                                        251,892               780,865
       *    Res-Care, Inc.                                                                          524,177             9,073,504
       *    Rita Medical Systems, Inc.                                                               31,234               128,372
       *    Rochester Medical Corp.                                                                   3,878                36,802
       *    Rural/Metro Corp.                                                                       132,500             1,172,625
       *    Sangamo BioSciences, Inc.                                                                 7,600                30,020
     * #    Sequenom, Inc.                                                                          644,051               573,205
       *    Serologicals Corp.                                                                       38,216               767,377
       *    Sonic Innovations, Inc.                                                                 199,966               729,876
            Span-American Medical System, Inc.                                                       23,600               244,260
       *    SRI/Surgical Express, Inc.                                                               85,300               518,198
       *    Strategic Diagnostics, Inc.                                                               9,450                31,185
       *    SunLink Health Systems, Inc.                                                             64,300               655,217
     * #    Sunrise Senior Living, Inc.                                                           1,261,900            42,147,460
       *    Synovis Life Technologies, Inc.                                                         144,898             1,179,470
       *    Theragenics Corp.                                                                     1,043,400             3,171,936
       *    Third Wave Technologies, Inc.                                                            18,676                51,172
       *    Titan Pharmaceuticals, Inc.                                                             299,798               452,695
     * #    Trestle Holdings, Inc.                                                                    4,640                   905
       *    Tripos, Inc.                                                                              8,500                25,925
       *    United American Healthcare Corp.                                                         17,750                50,410
       *    Urologix, Inc.                                                                           46,100               200,074
       *    Viasys Healthcare, Inc.                                                                  69,000             1,883,700
       *    Vical, Inc.                                                                             471,918             2,430,378
       *    Zoll Medical Corp.                                                                      241,431             6,279,620
                                                                                                              -------------------
Total Health Care                                                                                                     375,607,801
                                                                                                              -------------------
Consumer Staples -- (4.0%)
          Alliance One International, Inc.                                                        2,818,707             8,625,243
       #    American Italian Pasta Co.                                                              588,900             3,645,291
       #    Cal-Maine Foods, Inc.                                                                   215,583             1,349,550
       *    Carrington Laboratories, Inc.                                                           120,100               522,435
            Casey's General Stores, Inc.                                                            556,552            12,811,827
       *    Central Garden & Pet Co.                                                                 17,762               781,883
            Chiquita Brands International, Inc.                                                   1,362,073            28,331,118
            Corn Products International, Inc.                                                       616,100            13,708,225
       *    Cruzan International, Inc.                                                               84,720             2,384,021
       *    Foodarama Supermarkets, Inc.                                                             12,800               483,200
       *    Fresh Brands, Inc.                                                                        2,900                17,661
            Golden Enterprises, Inc.                                                                 17,000                57,800
     * #    Great Atlantic & Pacific Tea Co., Inc.                                                  746,100            22,502,376
       *    Griffin Land & Nurseries, Inc. Class A                                                   24,600               612,540
       *    Hain Celestial Group, Inc.                                                            1,005,622            22,455,539
            Imperial Sugar Co. (New)                                                                239,752             3,310,975
     * #    Imperial Sugar Co. (Old)                                                                282,800                     0
            Ingles Market, Inc. Class A                                                             372,222             6,268,218
       *    Katy Industries, Inc.                                                                   131,100               283,176
            Longs Drug Stores Corp.                                                               1,142,300            48,696,249
       *    M&F Worldwide Corp.                                                                     573,876             9,755,892
       #    Marsh Supermarkets, Inc. Class A                                                         36,400               399,308
            Marsh Supermarkets, Inc. Class B                                                         58,500               626,535
            MGP Ingredients, Inc.                                                                   317,336             3,576,377

       *    Monterey Pasta Co.                                                                      465,100             2,004,581
            Nash Finch Co.                                                                          368,743             9,908,124
       *    Natrol, Inc.                                                                            122,500               245,000
       *    Natural Alternatives International, Inc.                                                 80,300               464,134
            Oil-Dri Corp. of America                                                                 46,900               843,731
       *    Omega Protein Corp.                                                                     692,900             4,178,187
       *    Pathmark Stores, Inc.                                                                   649,690             6,990,664
     * #    Performance Food Group Co.                                                              912,530            25,915,852
       *    PriceSmart, Inc.                                                                        410,143             3,400,085
            Pyramid Breweries, Inc.                                                                 110,100               257,634
     * #    Redhook Ale Brewery, Inc.                                                               126,500               394,933
            Ruddick Corp.                                                                             1,900                38,399
       *    San Filippo (John B.) & Son, Inc.                                                       153,710             2,107,364
       *    Scheid Vineyards, Inc.                                                                   33,600               230,160
       *    Schiff Nutrition International, Inc.                                                    164,000               898,720
       *    Scope Industries                                                                          8,100               564,975
            Seaboard Corp.                                                                           17,623            30,311,560
       *    Seneca Foods Corp. Class B                                                               10,400               189,800
       *    Smart & Final Food, Inc.                                                                321,400             4,338,900
       *    Spartan Stores, Inc.                                                                     22,695               227,177
            Stephan Co.                                                                              50,700               159,198
       *    Suncoast Nutriceuticals, Inc.                                                               208                     6
            Tasty Baking Co.                                                                        237,500             1,852,500
            The Topps Co., Inc.                                                                       6,168                48,974
            Universal Corp.                                                                         605,228            24,439,107
            Weis Markets, Inc.                                                                       27,900             1,174,590
     * #    Winn-Dixie Stores, Inc.                                                               1,578,500               958,939
                                                                                                              -------------------
Total Consumer Staples                                                                                                313,348,733
                                                                                                              -------------------
Telecommunication Services -- (1.0%)
       *    @Road, Inc.                                                                               2,500                12,400
       #    Alaska Communications Systems Group, Inc.                                               114,200             1,143,142
       *    Boston Communications Group, Inc.                                                       311,411               339,438
     * #    Broadwing Corp.                                                                         184,965             1,242,965
       *    Cincinnati Bell, Inc.                                                                   122,000               475,800
       *    Cogent Communications Group, Inc.                                                           257                 1,393
            CT Communications, Inc.                                                                 432,476             5,328,104
            D&E Communications, Inc.                                                                291,535             2,638,392
       *    GoAmerica, Inc.                                                                             559                 2,432
            Hector Communications Corp.                                                              10,500               298,200
       *    IDT Corp.                                                                               694,522             8,368,990
       *    IDT Corp. Class B                                                                     1,930,200            23,548,440
       *    LCC International, Inc. Class A                                                         398,939             1,196,817
     * #    Metro One Telecommunications, Inc.                                                      384,319               176,787
       *    Price Communications Corp.                                                            1,134,001            17,202,795
       *    SunCom Wireless Holdings, Inc.                                                        1,063,100             2,710,905
            SureWest Communications                                                                 216,920             6,138,836
       *    TALK America Holdings, Inc.                                                             426,705             4,096,368
       *    Teleglobe International Holdings, Ltd.                                                  122,009               533,179
       *    Time Warner Telecom, Inc.                                                               337,936             3,176,598
       *    Xeta Corp.                                                                               30,000                64,500
                                                                                                              -------------------
Total Telecommunication Services                                                                                       78,696,481
                                                                                                              -------------------
Utilities -- (0.4%)
          Black Hills Corp.                                                                               3                   110

            Connecticut Water Services, Inc.                                                          1,200                30,276
            Delta Natural Gas Co., Inc.                                                              26,900               687,295
       *    Dynegy, Inc.                                                                             64,800               310,392
            Empire District Electric Co.                                                             12,300               249,813
            Energy West, Inc.                                                                         2,700                25,650
            Florida Public Utilities Co.                                                              3,400                48,110
            Maine & Maritimes Corp.                                                                     400                 6,840
            New Jersey Resources Corp.                                                               36,500             1,551,615
            South Jersey Industries, Inc.                                                           909,782            26,156,233
            Southwest Gas Corp.                                                                       1,700                45,084
            Unitil Corp.                                                                                800                20,304
                                                                                                              -------------------
Total Utilities                                                                                                        29,131,722
                                                                                                              -------------------
Other -- (0.0%)
       *    Big 4 Ranch, Inc.                                                                        73,300                     0
       *    Noel Group, Inc.                                                                         95,400                   477
                                                                                                              -------------------
Total Other                                                                                                                   477
                                                                                                              -------------------
TOTAL COMMON STOCKS                                                                                                 7,442,276,486
                                                                                                              -------------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
       *    American Banknote Corp. Warrants Series 1 10/01/07                                          257                     0
       *    American Banknote Corp. Warrants Series 2 10/01/07                                          257                     0
     * #    Angeion Corp. Warrants 10/31/20                                                             315                     0
       *    CSF Holding, Inc. Litigation Rights                                                      40,500                     0
       *    Del Global Technologies Corp. Warrants 03/28/08                                          19,927                34,872
       *    Imperial Credit Industries, Inc. Warrants 01/31/08                                        4,082                     1
       *    Lynch Corp. Rights 12/12/05                                                               6,200                 1,550
       *    Trump Entertainment Resorts, Inc. Warrants 05/23/06                                      29,395               104,352
                                                                                                              -------------------
Total Other                                                                                                               140,775
                                                                                                              -------------------
TOTAL RIGHTS/WARRANTS                                                                                                     140,775
                                                                                                              -------------------

                                                                                               FACE
                                                                                              AMOUNT
                                                                                        -------------------
                                                                                              (000)
BONDS  -- (0.0%)

       *    Del Global Technologies Corp. Subordinated Promissory Note
       *    6.000%, 03/28/07                                                            $                40                     0
                                                                                                              -------------------
TEMPORARY CASH INVESTMENTS -- (5.6%)
       ^    Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%, 12/01/05
              (Collateralized by $352,090,000 U.S. Treasury Note 4.50%, 11/15/10,
              valued at $354,260,519) to be repurchased at $347,350,203                             347,312           347,312,095
            Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $99,037,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $97,056,260) to be repurchased at $95,631,306                                          95,621            95,621,000
                                                                                                              -------------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                     442,933,095
                                                                                                              -------------------
TOTAL INVESTMENTS - (100.0%)
(Cost $6,437,807,814)                                                                                         $    7,885,350,356
                                                                                                              ===================

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                              SHARES                VALUE+
                                                                                        -------------------   -------------------
COMMON STOCKS -- (92.1%)
Information Technology -- (19.6%)
       *   24/7 Real Media, Inc.                                                                      3,080   $            22,792
       *   3Com Corp.                                                                                57,994               209,938
     * #   8X8, Inc.                                                                                 19,200                30,720
       *   Acacia Research-Acacia Technologies                                                       20,260               141,820
     * #   Access Integrated Technologies, Inc.                                                      32,000               260,160
     * #   ACE*COMM Corp.                                                                             7,300                18,177
       *   Actel Corp.                                                                               68,935             1,003,694
       *   ActivCard Corp.                                                                          110,143               411,935
       *   Actuate Corp.                                                                            166,600               549,780
       *   Adaptec, Inc.                                                                            281,400             1,398,558
       *   ADDvantage Technologies Group, Inc.                                                        4,100                17,138
       *   ADE Corp.                                                                                 15,000               354,000
       *   Adept Technology, Inc.                                                                     1,400                16,072
       *   Advanced Digital Information Corp.                                                       165,500             1,737,750
       *   Advanced Energy Industries, Inc.                                                          85,364             1,140,463
     * #   Advanced Photonix, Inc.                                                                    9,000                22,860
       *   Advanced Power Technology, Inc.                                                           25,895               348,806
       *   Advent Software, Inc.                                                                     85,185             2,439,698
       *   Aehr Test Systems                                                                          6,900                24,495
       *   Aeroflex, Inc.                                                                           202,550             2,221,974
       *   Aetrium, Inc.                                                                             25,235                87,818
       *   Agile Software Corp.                                                                     145,571               903,996
           Agilysys, Inc.                                                                            82,488             1,571,396
       *   Airspan Networks, Inc.                                                                   106,800               627,984
           Allen Organ Co. Class B                                                                      800                49,700
       *   Alliance Semiconductor Corp.                                                              93,700               273,604
       *   Allied Motion Technologies, Inc.                                                           2,800                10,780
       *   Altiris, Inc.                                                                             71,000             1,172,210
           American Software, Inc. Class A                                                           55,605               311,944
       *   American Technical Ceramics Corp.                                                          7,900                72,601
       *   AMIS Holdings, Inc.                                                                       14,300               142,571
       *   Amistar Corp.                                                                              1,600                 4,568
     * #   Amkor Technology, Inc.                                                                   479,469             2,972,708
       *   Ampex Corp. Class A                                                                        5,825               131,063
       *   Amtech Systems, Inc.                                                                       2,000                14,520
       *   Anadigics, Inc.                                                                           91,900               482,016
       *   Analex Corp.                                                                              36,800               112,608
       *   Analysts International Corp.                                                              60,586               152,677
       *   Analytical Surveys, Inc.                                                                     730                   971
       *   Anaren, Inc.                                                                              50,700               727,545
           Anixter International, Inc.                                                              101,700             3,726,288
       *   Ansoft Corp.                                                                              31,539             1,094,088
       *   Answerthink, Inc.                                                                        118,133               491,433
       *   Ansys, Inc.                                                                               86,288             3,625,822

     * #   Anteon International Corp.                                                                94,700             4,059,789
       *   APA Enterprises, Inc.                                                                     11,400                13,452
       *   Apogee Technology, Inc.                                                                    5,300                 5,035
       *   Applied Films Corp.                                                                       40,661               814,440
       *   Applied Innovation, Inc.                                                                  33,100               119,491
       *   Applied Micro Circuits Corp.                                                             556,748             1,469,815
       *   Applix, Inc.                                                                              25,700               178,615
       *   aQuantive, Inc.                                                                          174,125             4,682,221
     * #   Ardent Communications, Inc.                                                               12,900                    19
       *   Ariba, Inc.                                                                              174,321             1,504,390
       *   Arris Group, Inc.                                                                        282,000             2,741,040
       *   Art Technology Group, Inc.                                                               117,385               192,511
     * #   Artisoft, Inc.                                                                             2,300                 3,680
       *   ASA International, Ltd.                                                                      640                 1,984
       *   Aspen Technology, Inc.                                                                   110,264               815,954
       *   Astea International, Inc.                                                                  2,800                40,600
           Astro-Med, Inc.                                                                            9,530                94,156
       *   Asyst Technologies, Inc.                                                                 129,500               805,490
       *   Atari, Inc.                                                                              317,461               400,001
       *   Atheros Communications                                                                    29,884               289,576
       *   Atmel Corp.                                                                                3,300                11,055
       *   ATMI, Inc.                                                                               102,233             2,924,886
       *   August Technology Corp.                                                                   43,200               465,264
       *   Authentidate Holding Corp.                                                                90,000               171,900
       *   Autobytel, Inc.                                                                           88,800               463,536
     * #   Avanex Corp.                                                                             332,595               216,187
       *   Avici Systems, Inc.                                                                       35,143               149,006
       *   Avocent Corp.                                                                            107,665             3,158,891
       *   Aware, Inc.                                                                               62,659               373,448
       *   Axcelis Technologies, Inc.                                                               261,600             1,239,984
       *   Axesstel, Inc.                                                                            57,700               114,246
       *   AXS-One, Inc.                                                                             71,400               132,090
       *   AXT, Inc.                                                                                 37,500                64,125
     * #   Bankrate, Inc.                                                                            42,557             1,372,463
       *   BearingPoint, Inc.                                                                        89,300               650,104
           Bel Fuse, Inc. Class A                                                                     2,500                68,700
           Bel Fuse, Inc. Class B                                                                    23,262               779,975
           Belden CDT, Inc.                                                                         124,539             2,909,231
       *   Bell Industries, Inc.                                                                      8,700                23,055
       *   Bell Microproducts, Inc.                                                                  79,631               684,827
       *   Benchmark Electronics, Inc.                                                              112,700             3,454,255
       *   BindView Development Corp.                                                               125,000               495,000
       *   Bitstream, Inc.                                                                            8,200                28,051
           Black Box Corp.                                                                           46,300             2,162,673
       *   Blackboard, Inc.                                                                          57,264             1,771,748
       *   Blonder Tongue Laboratories, Inc.                                                          9,500                18,335
       *   Blue Coat Systems, Inc.                                                                   33,586             1,521,110
           Bogen Communications International, Inc.                                                  12,100                64,130
       *   Bookham, Inc.                                                                             96,828               455,092
       *   Borland Software Corp.                                                                   207,000             1,256,490
       *   Bottomline Technologies, Inc.                                                             66,106               733,777
       *   Brightpoint, Inc.                                                                         76,500             2,152,710
     * #   BroadVision, Inc.                                                                         83,477                58,434
       *   Brocade Communications Systems, Inc.                                                     111,924               489,108
       *   Brooks Automation, Inc.                                                                  201,934             2,596,871

       *   BSQUARE Corp.                                                                                800                 2,000
     * #   Cabot Microelectronics Corp.                                                              66,300             2,050,659
       *   CalAmp Corp.                                                                              61,628               714,885
       *   California Micro Devices Corp.                                                            60,500               554,785
       *   Callidus Software, Inc.                                                                   31,000               128,650
           CAM Commerce Solutions, Inc.                                                               2,900                49,880
       *   Captaris, Inc.                                                                            78,328               320,362
       *   Captiva Software Corp.                                                                    35,280               780,041
       *   Carreker Corp.                                                                            66,659               334,628
       *   Carrier Access Corp.                                                                      86,089               417,532
       *   Catalyst Semiconductor, Inc.                                                              45,940               218,215
       *   Catapult Communications Corp.                                                             39,991               676,248
       *   CCC Information Services Group, Inc.                                                      48,210             1,258,763
       *   C-COR, Inc.                                                                              126,500               717,255
           Celeritek, Inc.                                                                           27,500                 5,225
       *   CellStar Corp.                                                                            28,818                60,518
       *   Centillium Communications, Inc.                                                          109,389               503,189
       *   Centra Software, Inc.                                                                     69,444               126,388
     * #   Cenuco, Inc.                                                                              36,000               109,440
       *   CEVA, Inc.                                                                                44,826               274,335
     * #   CGI Holding Corp.                                                                         22,300                55,304
       *   Checkpoint Systems, Inc.                                                                 102,900             2,464,455
       *   Cherokee International Corp.                                                              25,342                72,732
       *   Chordiant Software, Inc.                                                                 209,825               572,822
       *   Chyron Corp.                                                                              23,000                 9,660
       *   Ciber, Inc.                                                                              169,812             1,044,344
       *   Ciena Corp.                                                                              122,500               366,275
       *   Ciprico, Inc.                                                                              5,400                24,462
       *   Cirrus Logic, Inc.                                                                       234,420             1,772,215
       *   Clarus Corp.                                                                              32,700               279,585
       *   ClearOne Communications, Inc.                                                             11,070                25,572
       *   CMGI, Inc.                                                                               121,600               210,368
       *   CNET Networks, Inc.                                                                      140,924             2,112,451
           Cognex Corp.                                                                             127,600             3,947,944
       *   Cognitronics Corp.                                                                         4,150                12,326
       *   Coherent, Inc.                                                                            80,578             2,545,459
           Cohu, Inc.                                                                                60,098             1,602,814
       *   Comarco, Inc.                                                                             10,100                86,658
     * #   Commerce One, Inc.                                                                        45,000                     0
       *   CommScope, Inc.                                                                          148,400             3,043,684
           Communications Systems, Inc.                                                               8,200                88,560
       *   Competitive Technologies, Inc.                                                             6,000                29,100
       *   Computer Horizons Corp.                                                                   85,018               347,724
       *   Computer Task Group, Inc.                                                                 37,700               151,931
       *   Comtech Telecommunications Corp.                                                          61,400             2,677,040
       *   Concur Technologies, Inc.                                                                 90,203             1,139,264
       *   Concurrent Computer Corp.                                                                147,300               291,654
       *   Conexant Systems, Inc.                                                                   229,633               567,194
     * #   Convera Corp.                                                                            127,874             1,994,834
       *   Corillian Corp.                                                                          116,583               325,267
       *   Cosine Communications, Inc.                                                               22,621                54,856
       *   Covansys Corp.                                                                           101,006             1,484,788
     * #   C-Phone Corp.                                                                              8,900                    76
     * #   Cray, Inc.                                                                               222,248               335,594
       *   Credence Systems Corp.                                                                   269,798             2,188,062

       *   Critical Path, Inc.                                                                        2,200                   726
       *   Crossroads Systems, Inc.                                                                  41,169                35,817
       *   CSG Systems International, Inc.                                                          133,432             3,202,368
       *   CSP, Inc.                                                                                  4,900                34,937
           CTS Corp.                                                                                 96,159             1,156,793
       *   CVD Equipment Corp.                                                                        3,700                11,655
       *   Cyberguard Corp.                                                                          80,285               761,102
       *   Cyberoptics Corp.                                                                         23,811               300,257
       *   Cybersource Corp.                                                                         90,500               679,655
       *   Cymer, Inc.                                                                               96,786             3,699,161
           Daktronics, Inc.                                                                          52,308             1,417,547
       *   Data I/O Corp.                                                                             7,400                18,870
       *   Data Systems & Software, Inc.                                                              7,100                 9,869
       *   Datalink Corp.                                                                            14,900                52,001
           Dataram Corp.                                                                             22,900               129,385
       *   Datastream Systems, Inc.                                                                  19,400               157,140
       *   DataTRAK International, Inc.                                                               7,600                88,084
       *   Datawatch Corp.                                                                            4,032                17,983
       *   Delphax Technologies, Inc.                                                                 6,000                13,200
       *   Digi International, Inc.                                                                  61,026               786,015
       *   Digimarc Corp.                                                                            48,665               296,857
       *   Digital Angel Corp.                                                                      114,900               386,064
       *   Digital Insight Corp.                                                                     93,002             3,080,226
       *   Digital River, Inc.                                                                       93,000             2,410,560
       *   Digital Theater Systems, Inc.                                                             47,149               682,718
       *   Digitas, Inc.                                                                            243,356             3,041,950
       *   Diodes, Inc.                                                                              25,826             1,042,596
       *   Ditech Communications Corp.                                                               86,755               760,841
       *   DocuCorp International, Inc.                                                              29,353               185,511
       *   Document Sciences Corp.                                                                   14,200               100,820
       *   Dot Hill Systems Corp.                                                                   115,260               763,021
       *   DPAC Technologies Corp.                                                                    1,261                    76
       *   DSP Group, Inc.                                                                           77,800             2,022,800
       *   Dycom Industries, Inc.                                                                   127,366             2,602,087
       *   Dynamics Research Corp.                                                                   15,598               248,164
     * #   EarthLink, Inc.                                                                          365,397             4,180,142
       *   EasyLink Services Corp.                                                                    7,769                 5,594
       *   Echelon Corp.                                                                            108,906               898,475
       *   eCollege.com, Inc.                                                                        59,275               983,372
       *   EDGAR Online, Inc.                                                                        65,184               124,501
       *   Edgewater Technology, Inc.                                                                17,869               107,214
       *   EFJ, Inc.                                                                                 66,100               645,136
       *   eFunds Corp.                                                                             124,506             2,563,579
       *   Elecsys Corp.                                                                                200                   690
       *   Electro Scientific Industries, Inc.                                                       77,893             1,959,788
       *   Electroglas, Inc.                                                                         58,800               178,164
       *   Electronics for Imaging, Inc.                                                            148,400             4,144,812
       *   eLoyalty Corp.                                                                            11,800               106,082
       *   Embarcadero Technologies, Inc.                                                            68,550               516,867
       *   EMCORE Corp.                                                                             129,650               796,051
       *   EMS Technologies, Inc.                                                                    30,274               513,447
       *   Emulex Corp.                                                                             202,600             4,037,818
       *   En Pointe Technologies, Inc.                                                               6,400                18,624
     * #   Endwave Corp.                                                                             28,700               279,538
       *   Entegris, Inc.                                                                           360,331             3,639,343

       *   Enterasys Networks, Inc.                                                                  47,262               615,824
       *   Entrust, Inc.                                                                            162,200               811,000
       *   Epicor Software Corp.                                                                    144,055             1,989,400
       *   EPIQ Systems, Inc.                                                                        48,677               925,350
       *   ePlus, Inc.                                                                               21,790               315,519
       *   ePresence, Inc. Escrow Shares                                                             25,100                 3,263
       *   Equinix, Inc.                                                                             65,620             2,619,550
       *   ESS Technology, Inc.                                                                     102,600               312,930
       *   Euronet Worldwide, Inc.                                                                   95,736             2,586,787
       *   Evans & Sutherland Computer Corp.                                                         10,100                52,924
       *   Evolving Systems, Inc.                                                                    12,200                25,864
       *   Exar Corp.                                                                               112,108             1,385,655
       *   Excel Technology, Inc.                                                                    31,572               758,991
       *   Extreme Networks, Inc.                                                                   313,621             1,543,015
       *   Ezenia!, Inc.                                                                                200                   490
           Factset Research Systems, Inc.                                                           116,500             4,510,880
       *   FalconStor Software, Inc.                                                                127,005               963,968
       *   Fargo Electronics                                                                         34,600               661,206
     * #   Faro Technologies, Inc.                                                                   37,160               706,783
       *   FEI Co.                                                                                   87,650             1,749,494
       *   Filenet Corp.                                                                            112,480             3,030,211
       *   Finisar Corp.                                                                            338,456               649,836
       *   Firstwave Technologies, Inc.                                                               2,500                 4,425
       *   Forgent Networks, Inc.                                                                    62,700               109,725
       *   FormFactor, Inc.                                                                         103,956             2,917,005
       *   Forrester Research, Inc.                                                                  59,165             1,102,836
       *   Foundry Networks, Inc.                                                                   233,719             3,246,357
           Frequency Electronics, Inc.                                                                9,400                95,880
       *   FSI International, Inc.                                                                   80,400               328,836
       *   Gartner Group, Inc.                                                                      333,300             4,492,884
       *   Gateway, Inc.                                                                            619,013             1,881,800
       *   Genesis Microchip, Inc.                                                                   91,962             2,059,949
       *   Gerber Scientific, Inc.                                                                   56,200               536,148
           Gevity HR, Inc.                                                                           75,410             2,136,365
       *   Giga-Tronics, Inc.                                                                         4,500                11,250
       *   Glenayre Technologies, Inc.                                                              182,277               572,350
     * #   Global e-Point, Inc.                                                                       2,908                 9,771
       *   Global Imaging Systems, Inc.                                                              62,556             2,278,290
       *   Globecomm Systems, Inc.                                                                   16,000               104,000
       *   Globix Corp.                                                                              20,200                35,148
       *   Glowpoint, Inc.                                                                           56,550                61,074
       *   GoRemote Internet Communications, Inc.                                                    71,700               101,814
       *   GSE Systems, Inc.                                                                          9,426                11,311
       *   GTSI Corp.                                                                                22,820               189,178
       *   Halifax Corp.                                                                              1,000                 3,200
       *   Harmonic, Inc.                                                                           191,346             1,050,490
       *   Hauppauge Digital, Inc.                                                                   10,000                41,100
       *   HEI, Inc.                                                                                 22,150                90,815
       *   HI/FN, Inc.                                                                               34,000               192,440
       *   HomeStore, Inc.                                                                          369,645             1,630,134
       *   Hutchinson Technology, Inc.                                                               65,300             1,866,927
       *   Hypercom Corp.                                                                           144,100               893,420
       *   HyperFeed Technologies, Inc.                                                               1,450                 2,538
       *   I.D. Systems, Inc.                                                                        21,140               420,686
       *   Ibis Technology Corp.                                                                     26,900                42,502

     * #   iCAD, Inc.                                                                                 3,500                 4,550
       *   Identix, Inc.                                                                            245,712             1,206,446
       *   iGATE Capital Corp.                                                                      132,123               535,098
     * #   ImageWare Systems, Inc.                                                                   31,700                61,815
       *   I-many, Inc.                                                                              46,200                63,756
           Imation Corp.                                                                             89,100             3,916,836
       *   Immersion Corp.                                                                           65,500               432,300
       *   Indus International, Inc.                                                                 51,200               153,600
     * #   Infocrossing, Inc.                                                                        50,891               370,995
       *   InFocus Corp.                                                                            102,989               385,179
       *   Informatica Corp.                                                                        238,300             2,678,492
       *   Information Architects Corp.                                                               1,080                    22
           Inforte Corp.                                                                             29,300               113,977
       *   InfoSpace, Inc.                                                                           83,546             2,202,273
           infoUSA, Inc.                                                                            134,005             1,357,471
       *   Innodata Isogen, Inc.                                                                     59,400               180,576
       *   Innovex, Inc.                                                                             50,300               207,739
       *   InPlay Technologies, Inc.                                                                 10,200                30,396
       *   Insightful Corp.                                                                           6,200                18,290
       *   InsWeb Corp.                                                                               1,633                 5,454
           Integral Systems, Inc.                                                                     9,475               205,134
     * #   Integral Vision, Inc.                                                                      2,200                 3,740
       *   Integrated Device Technology, Inc.                                                       375,243             4,495,411
       *   Integrated Silicon Solution, Inc.                                                         98,054               687,359
     * #   Intelli-Check, Inc.                                                                       28,100               112,400
       *   Intelligent Systems Corp.                                                                  4,400                10,340
       *   Intelligroup, Inc.                                                                        30,400                55,632
     * #   Intellisync Corp.                                                                        174,402               885,962
       *   Interactive Intelligence, Inc.                                                            41,741               204,948
       *   Interdigital Communications Corp.                                                        145,400             2,832,392
       *   Intergraph Corp.                                                                          84,700             4,067,294
       *   Interland, Inc.                                                                           43,710               175,714
       *   Interlink Electronics, Inc.                                                               35,900                86,160
       *   International Microcomputer Software, Inc.                                                 5,000                 4,050
       *   Internet Capital Group, Inc.                                                              69,737               578,817
       *   Internet Commerce Corp.                                                                    3,900                11,872
       *   Internet Security Systems, Inc.                                                          127,751             2,920,388
       *   Interphase Corp.                                                                           8,900                38,270
           Inter-Tel, Inc.                                                                           70,800             1,446,444
       *   Intervideo, Inc.                                                                          36,308               371,794
       *   Intervoice, Inc.                                                                          99,618               861,696
       *   Interwoven, Inc.                                                                         108,907             1,033,527
       *   Intest Corp.                                                                              13,300                46,284
       *   Intevac, Inc.                                                                             53,336               655,499
       *   Intrado, Inc.                                                                             47,610             1,075,034
       *   IntriCon Corp.                                                                             8,250                34,650
       *   Intrusion, Inc.                                                                            4,050                10,895
       *   Iomega Corp.                                                                             136,395               353,263
       *   iPass, Inc.                                                                               75,000               508,500
     * #   IPIX Corp.                                                                                 4,350                 9,657
       *   I-Sector Corp.                                                                            10,100                47,167
     * #   Island Pacific, Inc.                                                                      73,700                 5,159
       *   Iteris, Inc.                                                                              23,520                56,448
       *   Itron, Inc.                                                                               63,200             2,954,600
       *   iVillage, Inc.                                                                           196,222             1,609,020

       *   Ixia                                                                                     170,847             2,354,272
       *   IXYS Corp.                                                                                87,724             1,054,442
     * #   j2 Global Communications, Inc.                                                            63,632             3,037,155
       *   Jaco Electronics, Inc.                                                                     5,559                18,402
       *   JDA Software Group, Inc.                                                                  77,512             1,162,680
     * #   JMAR Industries, Inc.                                                                     23,700                24,174
       *   Jupitermedia Corp.                                                                        93,769             1,534,999
       *   Keane, Inc.                                                                              162,564             1,700,419
           Keithley Instruments, Inc.                                                                37,200               598,548
       *   Kemet Corp.                                                                              226,623             1,812,984
       *   Key Tronic Corp.                                                                           8,777                29,052
       *   Keynote Systems, Inc.                                                                     18,000               238,500
       *   Kintera, Inc.                                                                             43,411               127,628
       *   Knova Software, Inc.                                                                         290                   972
       *   Komag, Inc.                                                                               80,909             2,826,960
       *   Kopin Corp.                                                                              191,691             1,311,166
       *   Kronos, Inc.                                                                              80,755             3,822,134
       *   Kulicke & Soffa Industries, Inc.                                                         140,934             1,190,892
           Landauer, Inc.                                                                            22,600             1,105,140
       *   Lantronix, Inc.                                                                           14,600                23,068
       *   LaserCard Corp.                                                                           29,524               312,954
       *   Lattice Semiconductor Corp.                                                              297,251             1,453,557
     * #   Lawson Software, Inc.                                                                    308,008             2,337,781
       *   LeCroy Corp.                                                                              34,313               559,988
     * #   Level 8 Systems, Inc.                                                                      3,729                   101
     * #   Lexar Media, Inc.                                                                        224,997             1,919,224
           Liberate Technologies, Inc.                                                               88,700                17,075
       *   Lightbridge, Inc.                                                                         72,476               715,338
       *   Lightning Rod Software, Inc.                                                                 280                   125
       *   LightPath Technologies, Inc.                                                               1,850                 3,793
       *   Lionbridge Technologies, Inc.                                                            153,446               997,399
       *   Littlefuse, Inc.                                                                          58,600             1,520,084
       *   Logic Devices, Inc.                                                                        6,500                 6,630
       *   LogicVision, Inc.                                                                         52,141                61,135
       *   Logility, Inc.                                                                            13,987                81,125
       *   LoJack Corp.                                                                              47,000             1,324,460
       #   Lowrance Electronics, Inc.                                                                 9,026               205,973
       *   LTX Corp.                                                                                161,900               718,836
       *   Lumera Corp.                                                                               2,800                10,696
       *   Macrovision Corp.                                                                        127,193             1,976,579
       *   Magma Design Automation, Inc.                                                             91,083               769,651
       *   MAI Systems Corp.                                                                              3                    17
       *   Management Network Group, Inc.                                                            66,300               156,468
       *   Manatron, Inc.                                                                             1,102                 7,879
       *   Manhattan Associates, Inc.                                                                76,794             1,644,160
       *   Manugistic Group, Inc.                                                                   184,100               353,472
       *   Mapinfo Corp.                                                                             53,999               775,966
     * #   Marchex, Inc. Class B                                                                     60,456             1,414,670
       *   Mastec, Inc.                                                                             127,850             1,261,880
       *   MatrixOne, Inc.                                                                          129,944               654,918
     * #   Mattson Technology, Inc.                                                                 138,445             1,373,374
           Maximus, Inc.                                                                             55,700             2,027,480
       *   Maxtor Corp.                                                                             662,400             2,689,344
       *   Maxwell Technologies, Inc.                                                                44,879               634,589
       *   McDATA Corp. Class A                                                                     302,144             1,099,804

       *   McDATA Corp. Class B                                                                      23,600                82,128
     * #   MDI, Inc.                                                                                 13,600                10,064
       *   Measurement Specialties, Inc.                                                             12,500               311,000
     * #   Mechanical Technology, Inc.                                                               32,220                92,149
       *   MedQuist, Inc.                                                                            62,700               678,414
       *   Mentor Graphics Corp.                                                                    198,427             1,777,906
       *   Mercury Computer Systems, Inc.                                                            54,700             1,092,906
       *   Merix Corp.                                                                               49,913               332,920
           Mesa Laboratories, Inc.                                                                    3,419                53,678
       *   MetaSolv, Inc.                                                                           108,979               310,590
           Methode Electronics, Inc.                                                                 96,020             1,003,409
       *   Metrologic Instruments, Inc.                                                              58,100             1,135,855
       *   Micrel, Inc.                                                                             228,673             2,762,370
       *   Micro Linear Corp.                                                                        33,216                58,792
       *   Micromuse, Inc.                                                                          182,714             1,353,911
       *   Micros Systems, Inc.                                                                      95,104             4,594,474
       *   Microsemi Corp.                                                                          164,038             4,552,055
       *   MicroStrategy, Inc.                                                                       32,400             2,393,388
       *   Microtune, Inc.                                                                          148,547               726,395
     * #   Midway Games, Inc.                                                                       235,700             5,166,544
     * #   Mindspeed Technologies, Inc.                                                             254,630               468,519
       *   MIPS Technologies, Inc.                                                                  111,100               656,601
       *   MIVA, Inc.                                                                                80,300               403,909
       *   MKS Instruments, Inc.                                                                    141,907             2,677,785
       *   Mobility Electronics, Inc.                                                                80,815               908,361
       *   Mobius Management Systems, Inc.                                                           22,201               137,424
           Mocon, Inc.                                                                                8,400                77,280
       *   Moldflow Corp.                                                                            28,456               406,921
       *   Monolithic System Technology, Inc.                                                        77,760               475,114
       *   Motive, Inc.                                                                              26,000                81,120
       *   MPS Group, Inc.                                                                          271,200             3,408,984
       *   MRO Software, Inc.                                                                        67,122             1,022,939
       *   MRV Communications, Inc.                                                                 262,381               477,533
     * #   MSC.Software Corp.                                                                        61,900             1,027,540
       *   MSGI Security Solutions, Inc.                                                                942                 2,741
     * #   MTI Technology Corp.                                                                       1,300                 1,651
       *   MTM Technologies, Inc.                                                                     4,800                18,336
           MTS Systems Corp.                                                                         51,787             1,826,527
       *   Multi-Fineline Electronix, Inc.                                                           58,572             2,167,164
       *   Nanometrics, Inc.                                                                         37,194               412,853
       *   Napco Security Systems, Inc.                                                              16,960               272,208
       *   Napster, Inc.                                                                              1,629                 5,702
       *   Neoforma, Inc.                                                                            51,114               503,473
       *   NeoMagic Corp.                                                                             4,248                16,440
       *   NEON Systems, Inc.                                                                        11,100                46,931
       *   Neoware Systems, Inc.                                                                     42,600               931,662
       *   Net Perceptions, Inc.                                                                     22,600                15,594
       *   Net2Phone, Inc.                                                                          111,800               215,774
       *   NETGEAR, Inc.                                                                             85,393             1,648,085
       *   Netguru, Inc.                                                                             16,300                11,736
       *   NetIQ Corp.                                                                              136,987             1,636,995
       *   Netlogic Microsystems, Inc.                                                               22,678               590,989
       *   NetManage, Inc.                                                                           22,752               121,041
       *   Netopia, Inc.                                                                             41,900               125,700
       *   NetRatings, Inc.                                                                         106,031             1,431,419

       *   NetScout Systems, Inc.                                                                    80,150               447,237
       *   Network Engines, Inc.                                                                     76,100                93,603
       *   Network Equipment Technologies, Inc.                                                      62,800               294,532
       *   Newport Corp.                                                                            112,918             1,558,268
       *   NIC, Inc.                                                                                180,578             1,101,526
       *   NMS Communications Corp.                                                                 137,800               540,176
       *   Novatel Wireless, Inc.                                                                    76,002             1,035,147
       *   Nu Horizons Electronics Corp.                                                             44,007               439,630
       *   Nuance Communications, Inc.                                                              375,374             2,334,826
       *   NumereX Corp. Class A                                                                     10,500                52,815
     * #   NYFIX, Inc.                                                                               78,514               323,870
       *   O.I. Corp.                                                                                 2,600                29,536
     * #   OmniVision Technologies, Inc.                                                            151,800             2,686,860
       *   Omtool, Ltd.                                                                               3,470                24,915
       *   ON Semiconductor Corp.                                                                   721,260             4,183,308
       *   Online Resources Corp.                                                                    65,470               767,308
     * #   Onvia, Inc.                                                                                1,100                 5,115
       *   ONYX Software Corp.                                                                       46,316               152,843
       *   Open Solutions, Inc.                                                                      53,340             1,182,014
       *   OpenTV Corp.                                                                              38,746                87,179
       *   Openwave Systems, Inc.                                                                   202,122             3,357,246
       *   Oplink Communications, Inc.                                                                7,385               100,584
       *   OPNET Technologies, Inc.                                                                  53,111               510,397
       *   Opsware, Inc.                                                                            258,492             1,525,103
       *   OPTi, Inc.                                                                                11,200                18,480
       *   Optical Cable Corp.                                                                       14,700                88,347
       *   Optical Communication Products, Inc.                                                      75,650               177,778
       *   OSI Systems, Inc.                                                                         42,800               805,924
       *   Overland Storage, Inc.                                                                    35,175               279,993
       *   OYO Geospace Corp.                                                                        10,300               280,675
       *   Packeteer, Inc.                                                                           84,900               781,080
       *   Palm, Inc.                                                                               131,292             3,726,067
       *   Panavision, Inc.                                                                           3,500                17,325
       *   PAR Technology Corp.                                                                      11,900               381,990
       *   Parametric Technology Corp.                                                              447,435             2,617,495
           Park Electrochemical Corp.                                                                51,750             1,306,170
     * #   Parkervision, Inc.                                                                        52,686               435,186
     * #   Path 1 Network Technologies, Inc.                                                         17,600                47,344
       *   Paxar Corp.                                                                              106,400             2,035,432
       *   PC Connection, Inc.                                                                       62,450               397,182
       *   PC-Tel, Inc.                                                                              55,400               501,924
       *   PDF Solutions, Inc.                                                                       67,693             1,058,719
       *   Peerless Systems Corp.                                                                    23,600               166,144
       *   Pegasus Solutions, Inc.                                                                   54,157               385,056
       *   Pegasystems, Inc.                                                                         92,338               674,991
       *   Pemstar, Inc.                                                                             71,000                97,980
       *   Perceptron, Inc.                                                                          22,068               163,083
       *   Perficient, Inc.                                                                          50,637               441,555
       *   Performance Technologies, Inc.                                                            33,000               297,330
       *   Pericom Semiconductor Corp.                                                               69,036               541,933
       *   Pervasive Software, Inc.                                                                  57,039               241,845
       *   Pfsweb, Inc.                                                                                   9                    12
       *   Phoenix Technologies, Ltd.                                                                62,336               394,587
       *   Photon Dynamics, Inc.                                                                     42,700               785,680
       *   Photronics, Inc.                                                                         107,126             1,701,161

       *   Pinnacle Data Systems, Inc.                                                                3,100                 9,238
       *   Pixelworks, Inc.                                                                          49,500               264,825
       *   Planar Systems, Inc.                                                                      38,500               373,450
           Plantronics, Inc.                                                                         21,400               591,068
       *   PLATO Learning, Inc.                                                                      61,466               443,785
       *   Plexus Corp.                                                                             113,200             2,433,800
       *   PLX Technology, Inc.                                                                      71,238               703,119
       *   PMC-Sierra, Inc.                                                                         133,347             1,049,441
       *   Polycom, Inc.                                                                             19,867               326,017
       *   Porta Systems Corp.                                                                          300                    51
       *   Portal Software, Inc.                                                                     95,020               224,247
     * #   PortalPlayer, Inc.                                                                        10,000               240,300
       *   Power Integrations, Inc.                                                                  78,200             1,705,542
       *   PowerCerv Corp.                                                                            1,655                   910
       *   Powerwave Technologies, Inc.                                                             310,994             3,906,085
       *   Presstek, Inc.                                                                            91,798               847,296
           Printronix, Inc.                                                                           6,700               107,267
       *   Private Business, Inc.                                                                       945                 1,219
           Procom Technology, Inc.                                                                      600                   498
           Programmers Paradise, Inc.                                                                 5,100                54,213
       *   Progress Software Corp.                                                                  103,900             3,214,666
     * #   Proxim Corp.                                                                               6,726                   138
           QAD, Inc.                                                                                 85,059               663,460
           Quality Systems, Inc.                                                                     34,309             2,783,146
       *   Qualstar Corp.                                                                             5,400                19,278
       *   Quantum Corp.                                                                            499,500             1,493,505
       *   Quest Software, Inc.                                                                     257,277             4,052,113
       *   QuickLogic Corp.                                                                          70,700               251,692
     * #   Quokka Sports, Inc.                                                                        1,128                     8
       *   Quovadx, Inc.                                                                             60,147               166,607
       *   Radiant Systems, Inc.                                                                     76,544               997,368
       *   RadiSys Corp.                                                                             53,262               974,695
       *   Radyne Corp.                                                                               9,200               139,564
       *   RAE Systems, Inc.                                                                         69,200               251,888
       *   Raindance Communications, Inc.                                                            95,296               190,592
     * #   Rambus, Inc.                                                                             250,824             4,211,335
       *   Ramtron International Corp.                                                               56,200               130,946
       *   RealNetworks, Inc.                                                                       449,419             3,887,474
       *   Redback Networks, Inc.                                                                   148,633             2,005,059
       *   Reliability, Inc.                                                                            300                    75
       *   Relm Wireless Corp.                                                                        7,400                45,880
       *   REMEC, Inc.                                                                               70,845                82,889
           Renaissance Learning, Inc.                                                                82,415             1,635,114
       *   Reptron Electronics, Inc.                                                                    343                    86
     * #   Research Frontiers, Inc.                                                                   4,700                26,602
       *   RF Micro Devices, Inc.                                                                   501,155             2,846,560
       *   RF Monolithics, Inc.                                                                      20,300               113,477
           Richardson Electronics, Ltd.                                                              39,725               284,431
       *   RightNow Technologies, Inc.                                                               14,384               260,494
       *   Rimage Corp.                                                                              21,660               620,559
       *   Robotic Vision Systems, Inc.                                                               3,480                    16
       *   Rofin-Sinar Technologies, Inc.                                                            39,577             1,708,539
       *   Rogers Corp.                                                                              42,300             1,620,090
       *   RSA Security, Inc.                                                                       185,644             2,413,372
       *   Rudolph Technologies, Inc.                                                                43,300               556,405

       *   S1 Corp.                                                                                 185,806               815,688
     * #   Saba Software, Inc.                                                                       28,577               102,877
       *   Safeguard Scientifics, Inc.                                                              201,500               394,940
       *   SafeNet, Inc.                                                                             65,104             2,314,447
       *   Sapient Corp.                                                                            327,594             2,037,635
     * #   SatCon Technology Corp.                                                                   50,600                74,382
       *   SBE, Inc.                                                                                  3,400                 9,146
       *   SBS Technologies, Inc.                                                                    40,430               416,429
       *   ScanSource, Inc.                                                                          33,100             1,962,499
       *   Schmitt Industries, Inc.                                                                   2,366                13,486
       *   Scientific Learning Corp.                                                                  4,300                20,253
       *   Scientific Technologies, Inc.                                                              6,500                27,017
       *   SCM Microsystems, Inc.                                                                    38,863               104,930
       *   Seachange International, Inc.                                                             70,800               544,452
       *   Secure Computing Corp.                                                                    94,000             1,291,560
       *   SEEC, Inc.                                                                                   100                    43
       *   Segue Software, Inc.                                                                       9,200                59,248
       *   Selectica, Inc.                                                                           76,360               213,808
       *   Semitool, Inc.                                                                            72,360               688,867
       *   Semtech Corp.                                                                            186,657             3,716,341
       *   Serena Software, Inc.                                                                    107,490             2,519,566
       *   SI International, Inc.                                                                    28,543               774,942
     * #   Sigma Designs, Inc.                                                                       55,600               780,068
       *   Sigmatel, Inc.                                                                            85,392             1,243,308
       *   Sigmatron International, Inc.                                                              2,200                20,548
       *   Silicon Graphics, Inc.                                                                   337,700               146,900
       *   Silicon Image, Inc.                                                                      196,805             1,910,977
       *   Silicon Storage Technology, Inc.                                                         243,400             1,341,134
       *   SimpleTech, Inc.                                                                         117,515               443,032
       *   Sipex Corp.                                                                               80,846               116,418
       *   Sirenza Microdevices, Inc.                                                                94,440               372,094
       *   Skyworks Solutions, Inc.                                                                 413,093             2,226,571
       *   SM&A                                                                                      52,700               437,410
       *   Smith Micro Software, Inc.                                                                20,700               141,381
       *   Somera Communications, Inc.                                                               54,300                42,354
       *   Sonic Foundry, Inc.                                                                       41,100                51,375
       *   Sonic Solutions, Inc.                                                                     64,800               997,920
       *   SonicWALL, Inc.                                                                          180,400             1,340,372
       *   Sonus Networks, Inc.                                                                     547,543             2,250,402
           SpectraLink Corp.                                                                         59,300               765,563
       *   Spectrum Control, Inc.                                                                    12,600                80,388
       *   SPSS, Inc.                                                                                46,642             1,347,021
       *   SRA International, Inc.                                                                   62,000             1,899,060
       *   SRS Labs, Inc.                                                                            38,655               223,039
       *   Staktek Holdings, Inc.                                                                    43,861               252,201
       *   Standard Microsystems Corp.                                                               54,817             1,639,028
           StarTek, Inc.                                                                             37,000               614,570
       *   SteelCloud, Inc.                                                                          11,700                21,762
       *   Stellent, Inc.                                                                            72,400               755,132
       *   StorageNetworks, Inc. Escrow Shares                                                       60,800                 1,648
       *   Stratasys, Inc.                                                                           27,300               647,283
       *   Stratex Networks, Inc.                                                                   205,828               679,232
       *   Stratos International, Inc.                                                               37,936               226,857
       *   SumTotal Systems, Inc.                                                                    43,817               190,166
       *   Sunair Electronics, Inc.                                                                   3,900                23,556

           Sunrise Telecom, Inc.                                                                     18,900                33,264
       *   Suntron Corp.                                                                              5,165                 6,198
       *   Superior Essex, Inc.                                                                      44,518               839,164
       *   Supertex, Inc.                                                                            34,200             1,444,608
       *   SupportSoft, Inc.                                                                        113,100               452,400
       *   Sycamore Networks, Inc.                                                                  419,188             1,706,095
       *   Sykes Enterprises, Inc.                                                                  113,107             1,560,877
       *   Symmetricom, Inc.                                                                        116,167             1,017,623
       *   Synaptics, Inc.                                                                           66,220             1,781,980
       *   SYNNEX Corp.                                                                              46,900               733,985
       *   Synplicity, Inc.                                                                          69,275               529,954
           Syntel, Inc.                                                                             106,303             2,185,590
       *   Taitron Components, Inc.                                                                   4,900                 9,261
           TALX Corp.                                                                                60,057             2,477,351
     * #   Taser International, Inc.                                                                154,600               943,060
       *   Technical Communications Corp.                                                               400                 1,408
           Technitrol, Inc.                                                                         105,200             1,862,040
       *   TechTeam Global, Inc.                                                                     19,400               178,092
       *   Tekelec                                                                                  172,700             2,245,100
     * #   TeleCommunication Systems, Inc.                                                           80,800               181,800
     * #   Telkonet, Inc.                                                                           126,800               589,620
       *   Telular Corp.                                                                             33,500               106,195
       *   Terayon Communication Systems, Inc.                                                      212,100               439,047
       *   Terremark Worldwide, Inc.                                                                107,700               374,796
       *   Tessco Technologies, Inc.                                                                  6,500               106,730
       *   Tessera Technologies, Inc.                                                                98,645             2,712,738
       *   Therma-Wave, Inc.                                                                         88,790               141,176
       *   TheStreet.com, Inc.                                                                       65,125               323,020
       *   THQ, Inc.                                                                                162,351             3,688,615
       *   TIBCO Software, Inc.                                                                       3,176                26,583
       *   Tier Technologies, Inc. Class B                                                           56,400               469,248
       *   TII Network Technologies, Inc.                                                            10,860                36,055
       *   TNS, Inc.                                                                                 15,200               274,360
       *   Tollgrade Communications, Inc.                                                            34,391               374,862
     * #   Track Data Corp.                                                                          14,535                42,718
       *   Transact Technologies, Inc.                                                                8,350                67,134
       *   Transaction Systems Architects, Inc.                                                      99,539             2,896,585
       *   Transcat, Inc.                                                                             6,000                30,720
       *   Trans-Industries, Inc.                                                                       800                   400
     * #   Transmeta Corp.                                                                           19,100                23,302
       *   Transwitch Corp.                                                                          47,800                71,222
     * #   Travelzoo, Inc.                                                                           41,600               903,136
       *   Trident Microsystems, Inc.                                                               138,620             2,611,601
       *   Trio-Tech International                                                                      400                 2,260
       *   Triquint Semiconductor, Inc.                                                             355,139             1,598,126
           Troy Group, Inc.                                                                          13,400                33,165
           TSR, Inc.                                                                                  5,700                26,961
       *   TTM Technologies, Inc.                                                                   103,100               942,334
       *   Tumbleweed Communications Corp.                                                          127,495               371,010
       *   Tut Systems, Inc.                                                                         75,540               231,152
       *   Tyler Technologies, Inc.                                                                 104,000               910,000
       *   Ulticom, Inc.                                                                            113,130             1,303,258
       *   Ultimate Software Group, Inc.                                                             62,001             1,067,037
       *   Ultra Clean Holdings, Inc.                                                                 2,200                14,960
       *   Ultradata Systems, Inc.                                                                      800                    32

       *   Ultratech, Inc.                                                                           62,600             1,028,518
           United Online, Inc.                                                                      161,703             2,281,629
       *   Universal Display Corp.                                                                   75,748               882,464
       *   Unova, Inc.                                                                              102,000             2,869,260
     * #   USDATA Corp.                                                                               2,820                   282
     * #   UTStarcom, Inc.                                                                          290,557             2,408,718
     * #   VA Software Corp.                                                                        137,400               215,718
       *   ValueClick, Inc.                                                                         220,100             4,155,488
       *   Varian Semiconductor Equipment Associates, Inc.                                           97,300             4,283,146
       *   Veeco Instruments, Inc.                                                                   82,300             1,457,533
       *   VendingData Corp.                                                                         28,400               100,820
       *   Verilink Corp.                                                                            57,258                47,570
       *   Verint Systems, Inc.                                                                      82,994             3,123,064
       *   Verity, Inc.                                                                              98,400             1,296,912
       *   Verso Technologies, Inc.                                                                      63                    78
       *   Viasat, Inc.                                                                              72,391             2,001,611
       *   Vicon Industries, Inc.                                                                     4,500                13,950
           Video Display Corp.                                                                        8,350               113,226
     * #   Viewpoint Corp.                                                                          136,416               155,514
       *   Vignette Corp.                                                                            76,160             1,348,794
     * #   Viisage Technology, Inc.                                                                 119,295               756,330
       *   Virage Logic Corp.                                                                        55,527               582,478
       *   Visual Networks, Inc.                                                                     30,900                43,569
     * #   Vitech America, Inc.                                                                      14,850                    22
       *   Vitesse Semiconductor, Inc.                                                              384,153               810,563
       *   Vitria Technology, Inc.                                                                   87,704               243,817
       *   Vodavi Technology, Inc.                                                                    4,200                22,260
     * #   Vyyo, Inc.                                                                                38,200               213,156
       *   WatchGuard Technologies, Inc.                                                             92,680               329,941
       *   Webb Interactive Services, Inc.                                                            1,400                   119
       *   WebEx Communications, Inc.                                                               121,180             2,885,296
       *   webMethods, Inc.                                                                         139,998             1,131,184
       *   Websense, Inc.                                                                            59,800             3,884,010
       *   WebSideStory, Inc.                                                                        29,500               531,000
       *   Westell Technologies, Inc.                                                               135,719               641,951
       *   White Electronics Designs Corp.                                                           63,923               322,811
       *   Wind River Systems, Inc.                                                                 222,783             3,069,950
           Wireless Telecom Group, Inc.                                                              63,800               149,292
       *   Witness Systems, Inc.                                                                     73,400             1,471,670
       *   WJ Communications, Inc.                                                                  144,228               199,035
           Woodhead Industries, Inc.                                                                 31,757               412,206
     * #   WorldGate Communications, Inc.                                                             6,500                14,300
       *   Wright Express Corp.                                                                      40,100               976,836
           X-Rite, Inc.                                                                              55,363               612,868
       *   Zhone Technologies, Inc.                                                                 358,217               791,660
     * #   Zix Corp.                                                                                 83,626               147,182
       *   Zomax, Inc.                                                                               79,500               174,900
       *   Zones, Inc.                                                                               13,100                67,072
       *   Zoran Corp.                                                                              118,735             2,008,996
       *   Zygo Corp.                                                                                47,400               667,866
                                                                                                              -------------------
Total Information Technology                                                                                          612,512,375
                                                                                                              -------------------

Consumer Discretionary -- (15.3%)
       *   1-800 CONTACTS, Inc.                                                                      34,378               374,376
       *   1-800-FLOWERS.COM, Inc.                                                                   77,320               538,147

       *   4Kids Entertainment, Inc.                                                                 34,900               570,615
       *   99 Cents Only Stores                                                                     175,200             1,687,176
       *   A.C. Moore Arts & Crafts, Inc.                                                            51,300               734,103
           Aaron Rents, Inc.                                                                        108,300             2,249,391
           Aaron Rents, Inc. Class A                                                                  8,350               150,300
       *   Acme Communications, Inc.                                                                 41,800               169,708
           Acme United Corp.                                                                          6,200                90,024
       *   ACT Teleconferencing, Inc.                                                                   113                    29
           Action Performance Companies, Inc.                                                        48,700               616,055
       *   Advanced Marketing Services, Inc.                                                         47,050               214,077
           Advo, Inc.                                                                                81,050             2,211,854
       *   Aeropostale, Inc.                                                                        135,350             3,366,154
           AFC Enterprises, Inc.                                                                     79,200               970,992
       *   Aftermarket Technology Corp.                                                              58,850             1,206,425
       *   Alderwoods Group, Inc.                                                                    36,400               546,728
           Aldila, Inc.                                                                              14,533               366,377
       *   All American Semiconductor, Inc.                                                           6,200                24,304
       *   Alliance Gaming Corp.                                                                    138,660             1,654,214
       *   Alloy, Inc.                                                                               79,989               490,333
           Ambassadors Group, Inc.                                                                   55,476             1,391,893
           American Axle & Manufacturing Holdings, Inc.                                             137,900             2,931,754
       *   American Biltrite, Inc.                                                                    3,300                39,534
           American Greetings Corp. Class A                                                          70,200             1,839,240
       *   America's Car-Mart, Inc.                                                                  31,000               499,720
           Ameristar Casinos, Inc.                                                                  145,472             3,431,684
       *   AMS Health Sciences, Inc.                                                                 18,400                13,616
           Andersons, Inc.                                                                            8,000               329,200
       *   Applica, Inc.                                                                             53,700                69,273
           Arbitron, Inc.                                                                            85,700             3,308,020
           Arctic Cat, Inc.                                                                          34,430               722,341
           Ark Restaurants Corp.                                                                      2,800                78,400
       *   Arlington Hospitality, Inc.                                                                2,200                   126
           ArvinMeritor, Inc.                                                                       190,600             2,534,980
       *   Asbury Automotive Group, Inc.                                                            144,200             2,415,350
       *   Ashworth, Inc.                                                                            35,771               304,411
       *   Audiovox Corp. Class A                                                                    56,400               781,140
     * #   Avatar Holdings, Inc.                                                                     10,500               596,505
       *   Aztar Corp.                                                                               96,600             3,024,546
       *   Bakers Footwear Group, Inc.                                                                6,967               104,226
       *   Ballantyne of Omaha, Inc.                                                                 15,600                76,440
       *   Bally Total Fitness Holding Corp.                                                         93,600               656,136
           Bandag, Inc.                                                                              24,900             1,066,965
           Bandag, Inc. Class A                                                                       9,300               342,240
       *   Barry (R.G.) Corp.                                                                         9,200                56,580
           Bassett Furniture Industries, Inc.                                                        31,504               568,017
       *   Beasley Broadcast Group, Inc.                                                             18,633               261,235
       *   Benihana, Inc.                                                                             1,000                18,900
       *   Benihana, Inc. Class A                                                                       150                 2,727
       *   Big Dog Holdings, Inc.                                                                     3,700                25,863
     * #   Big Lots, Inc.                                                                           309,000             3,797,610
       *   Birks & Mayors, Inc.                                                                       1,765                11,472
       *   BJ's Restaurants, Inc.                                                                    61,292             1,455,072
           Blair Corp.                                                                                6,335               236,295
       #   Blockbuster, Inc. Class A                                                                110,000               412,500
       *   Blount International, Inc.                                                               126,300             1,963,965

       *   Bluegreen Corp.                                                                           82,465             1,226,255
           Blyth, Inc.                                                                              107,200             2,122,560
           Bob Evans Farms, Inc.                                                                     95,738             2,314,945
       *   Bombay Co., Inc.                                                                          95,700               378,972
       *   Bontex, Inc.                                                                                 200                    16
           Bon-Ton Stores, Inc.                                                                      37,114               685,496
           Books-A-Million, Inc.                                                                     40,954               388,653
       *   Boyds Collection, Ltd.                                                                   144,917                12,680
       *   Bright Horizons Family Solutions, Inc.                                                    12,800               452,864
     * #   Brillian Corp.                                                                            19,769               111,497
       *   Broadview Media, Inc.                                                                        200                   590
           Brown Shoe Company, Inc.                                                                  49,400             2,030,340
       *   Buca, Inc.                                                                                50,886               292,594
           Buckle, Inc.                                                                              32,200             1,050,686
           Building Materials Holding Corp.                                                          36,321             2,990,308
       *   Bull Run Corp.                                                                             2,300                   839
           Burlington Coat Factory Warehouse Corp.                                                  105,949             4,199,818
       *   Bush Industries, Inc. Escrow Shares                                                          700                    16
       *   CabelTel International Corp.                                                                 674                 1,955
       *   Cache, Inc.                                                                               42,755               719,567
           Cadmus Communications Corp.                                                               16,229               327,501
       *   California Coastal Communities, Inc.                                                      22,200               872,016
       *   California Pizza Kitchen, Inc.                                                            52,712             1,727,899
           Callaway Golf Co.                                                                        192,200             2,815,730
       *   Calloway's Nursery, Inc.                                                                   1,200                   690
       *   Candlewood Hotel Co., Inc.                                                                 1,500                    88
       *   Canterbury Park Holding Corp.                                                              1,200                17,700
       *   Capital Pacific Holdings, Inc.                                                            14,100               148,050
           Carmike Cinemas, Inc.                                                                     32,228               848,241
       *   Carriage Services, Inc.                                                                   49,800               258,462
     * #   Carter's, Inc.                                                                            30,400             1,858,960
       *   Casual Male Retail Group, Inc.                                                            93,040               574,987
       *   Catalina Lighting, Inc.                                                                    1,760                15,796
           Catalina Marketing Corp.                                                                 131,800             3,488,746
           Cato Corp. Class A                                                                        82,150             1,774,440
       *   Cavalier Homes, Inc.                                                                      48,960               286,416
       *   Cavco Industries, Inc.                                                                     9,804               384,807
       *   CD Warehouse, Inc.                                                                         3,300                    16
       *   CEC Entertainment, Inc.                                                                   91,550             3,277,490
       *   Celebrity, Inc. Escrow Shares                                                              1,300                     0
       *   Champion Enterprises, Inc.                                                               205,400             2,972,138
       *   Championship Auto Racing Teams, Inc.                                                       1,697                   433
       *   Champps Entertainment, Inc.                                                               33,840               247,709
       #   Charles and Colvard, Ltd.                                                                 39,423             1,062,844
       *   Charlotte Russe Holding, Inc.                                                             59,800             1,118,260
       *   Charming Shoppes, Inc.                                                                   327,651             3,849,899
     * #   Charter Communications, Inc.                                                             467,685               556,545
       *   Chaus (Bernard), Inc.                                                                      1,300                 1,131
       *   Checkers Drive-In Restaurants, Inc.                                                       30,807               465,186
           Cherokee, Inc.                                                                             8,238               284,623
           Christopher & Banks Corp.                                                                 93,413             1,408,668
       *   Chromcraft Revington, Inc.                                                                 6,100                82,350
           Churchill Downs, Inc.                                                                     14,400               545,472
           CKE Restaurants, Inc.                                                                    155,700             1,963,377
           Coachmen Industries, Inc.                                                                 41,100               498,543

           Coast Distribution System, Inc.                                                            5,500                36,025
       *   Cobra Electronics Corp.                                                                    7,000                75,950
       *   Coldwater Creek, Inc.                                                                     76,583             2,404,706
       *   Collectors Universe, Inc.                                                                  1,800                23,850
           Collegiate Pacific, Inc.                                                                  29,100               256,080
       *   Concepts Direct, Inc.                                                                        400                    40
       *   Concord Camera Corp.                                                                      50,456                64,079
       *   Congoleum Corp. Class A                                                                    3,500                15,592
     * #   Conn's, Inc.                                                                              62,684             2,119,346
       #   Cooper Tire & Rubber Co.                                                                 170,000             2,500,700
       *   Corinthian Colleges, Inc.                                                                237,998             2,882,156
       *   Cost Plus, Inc.                                                                           56,975             1,047,200
       *   Cost-U-Less, Inc.                                                                          2,900                19,720
           Courier Corp.                                                                              7,822               275,274
           CPI Corp.                                                                                 11,300               198,880
           Craftmade International, Inc.                                                             12,848               231,264
       *   Crown Media Holdings, Inc.                                                               200,386             2,084,014
       *   CSK Auto Corp.                                                                           118,400             1,835,200
           CSS Industries, Inc.                                                                      18,300               610,488
       *   Culp, Inc.                                                                                24,600               123,246
       *   Cumulus Media, Inc. Class A                                                              147,993             1,827,714
           Cutter & Buck, Inc.                                                                       28,324               342,720
       *   Cybex International, Inc.                                                                  9,200                33,856
       *   Cycle Country Accessories Corp.                                                           13,300                46,284
       *   Daily Journal Corp.                                                                          200                 7,930
       *   Dave & Busters, Inc.                                                                      12,800               193,408
           Deb Shops, Inc.                                                                           18,699               543,767
     * #   Deckers Outdoor Corp.                                                                     15,700               361,571
           Decorator Industries, Inc.                                                                 2,862                22,381
           Delta Apparel, Inc.                                                                       12,280               187,270
       *   Delta Woodside Industries, Inc.                                                            5,750                 3,220
     * #   Design Within Reach, Inc.                                                                 29,586               178,404
     * #   DeVry, Inc.                                                                              187,300             4,349,106
       *   Diedrich Coffee, Inc.                                                                      3,925                20,096
       *   Digital Generation Systems, Inc.                                                          93,016                53,949
       *   Dixie Group, Inc.                                                                         33,800               473,200
     * #   Dominion Homes, Inc.                                                                      22,400               222,880
           Dover Downs Gaming & Entertainment, Inc.                                                  25,610               321,662
           Dover Motorsports, Inc.                                                                   45,500               292,565
       *   Drew Industries, Inc.                                                                     56,800             1,710,816
       *   drugstore.com, Inc.                                                                      251,279               771,427
           DRYCLEAN USA, Inc.                                                                           300                   708
       *   Duckwall-ALCO Stores, Inc.                                                                 4,953               108,966
       *   Dura Automotive Systems, Inc.                                                             48,400               124,388
       *   E Com Ventures, Inc.                                                                       2,175                28,003
     * #   eCost.com, Inc.                                                                           35,133                46,727
       *   Educate, Inc.                                                                             91,100               997,545
           Educational Development Corp.                                                              1,800                15,282
       *   ELXSI Corp.                                                                                1,800                 5,940
       *   EMAK Worldwide, Inc.                                                                       5,913                40,090
       *   Emerging Vision, Inc.                                                                     24,900                 4,233
       *   Emerson Radio Corp.                                                                       71,222               217,939
       *   Emmis Communications Corp. Class A                                                       101,199             2,108,987
       *   Enesco Group, Inc.                                                                        34,900                76,082
       *   Entravision Communications Corp.                                                         162,017             1,213,507

     * #   Escala Group, Inc.                                                                        77,470             1,282,128
           Escalade, Inc.                                                                             2,200                27,830
           Ethan Allen Interiors, Inc.                                                               94,700             3,532,310
       *   Everlast Worldwide, Inc.                                                                   1,500                13,050
       *   Fab Industries, Inc.                                                                       5,200                13,000
       *   Fairchild Corp. Class A                                                                   54,352               125,010
       *   Famous Dave's of America, Inc.                                                            28,525               305,503
       *   Featherlite, Inc.                                                                          9,450                39,217
           Fedders Corp.                                                                             97,710               213,985
           Federal Screw Works                                                                        1,562                27,335
     * #   Federal-Mogul Corp.                                                                       57,900                22,870
           Finish Line, Inc. Class A                                                                114,734             1,980,309
       *   Finlay Enterprises, Inc.                                                                  18,400               210,680
       *   Fleetwood Enterprises, Inc.                                                              152,400             1,738,884
           Flexsteel Industries, Inc.                                                                 8,500               118,745
       *   Foamex International, Inc.                                                                17,427                   654
       *   Footstar, Inc.                                                                            26,700                90,780
       *   Fountain Powerboat Industries, Inc.                                                        4,600                22,770
       *   Fox & Hound Restaurant Group                                                              25,161               332,125
       *   Franklin Covey Co.                                                                        32,600               221,028
       *   Franklin Electronic Publishers, Inc.                                                       9,100                31,850
           Fred's, Inc.                                                                             104,250             1,731,592
       *   Friedmans, Inc. Class A                                                                   35,240                   617
       *   Friendly Ice Cream Corp.                                                                   7,200                64,080
           Frisch's Restaurants, Inc.                                                                 7,100               175,370
           Furniture Brands International, Inc.                                                     153,400             3,060,330
     * #   Gadzooks, Inc.                                                                            13,600                   306
       *   Gaiam, Inc.                                                                                5,400                72,630
     * #   GameStop Corp. Class A                                                                    95,343             3,207,339
           GameTech International, Inc.                                                              18,300                71,370
           Gaming Partners International Corp.                                                       20,423               238,132
     * #   Gander Mountain Co.                                                                       24,775               140,970
       *   Gaylord Entertainment Co.                                                                 82,363             3,563,023
     * #   Genesco, Inc.                                                                             61,700             2,446,405
           Gentek, Inc.                                                                              25,983               421,964
       *   G-III Apparel Group, Ltd.                                                                  8,400                84,588
           Goody's Family Clothing, Inc.                                                             80,271               750,534
       *   Gottschalks, Inc.                                                                         14,900               121,435
           Gray Television, Inc.                                                                    112,460             1,003,143
           Gray Television, Inc. Class A                                                              6,600                57,618
       *   Group 1 Automotive, Inc.                                                                  63,200             1,950,984
       *   GSI Commerce, Inc.                                                                       119,832             1,994,004
       *   Guess, Inc.                                                                              120,480             4,081,862
       *   Guitar Center, Inc.                                                                       70,500             3,718,170
       *   Gymboree Corp.                                                                            85,074             1,919,269
       *   Ha-Lo Industries, Inc.                                                                    64,900                    45
       *   Hampshire Group, Ltd.                                                                      7,800               185,562
           Hancock Fabrics, Inc.                                                                     52,000               234,000
           Handleman Co.                                                                             56,323               773,315
       *   Harolds Stores, Inc.                                                                       2,208                 2,076
       *   Harris Interactive, Inc.                                                                 154,500               614,910
       *   Hartmarx Corp.                                                                            95,700               702,438
       *   Hastings Entertainment, Inc.                                                              21,300               104,796
       *   Hastings Manufacturing Co.                                                                   600                    45
           Haverty Furniture Co., Inc.                                                               46,200               594,132

           Haverty Furniture Co., Inc. Class A                                                          400                 5,142
       *   Hayes Lemmerz International, Inc.                                                         85,910               261,166
       *   Hibbett Sporting Goods, Inc.                                                              96,855             2,901,776
           Hollinger International, Inc. Class A                                                    205,400             1,834,222
       *   Hollywood Media Corp.                                                                     82,946               359,977
     * #   Home Solutions of America, Inc.                                                           67,500               388,125
       *   Hot Topic, Inc.                                                                          117,600             1,822,800
     * #   I.C. Isaacs & Co., Inc.                                                                    7,200                30,600
       *   Iconix Brand Group, Inc.                                                                  78,695               735,011
           IHOP Corp.                                                                                52,400             2,504,720
           ILX Resorts, Inc.                                                                          7,800                70,590
       *   Image Entertainment, Inc.                                                                 56,700               217,728
       *   IMPCO Technologies, Inc.                                                                  75,502               392,610
     * #   Infosonics Corp.                                                                           4,000                46,160
       *   Insight Communications Co., Inc.                                                         121,575             1,415,133
       *   Insight Enterprises, Inc.                                                                134,941             2,810,821
       *   Insignia Systems, Inc.                                                                    17,050                10,230
       *   Interface, Inc. Class A                                                                  125,006             1,041,300
       *   Interstate Hotels & Resorts, Inc.                                                         63,840               289,195
       *   INVESTools, Inc.                                                                         122,183               609,693
       *   Isle of Capri Casinos, Inc.                                                               87,924             2,384,499
       *   J. Alexander's Corp.                                                                      10,100                81,002
       *   J. Jill Group, Inc.                                                                       52,655               964,113
       *   Jack in the Box, Inc.                                                                     93,000             3,124,800
           Jackson Hewitt Tax Service, Inc.                                                          65,000             1,562,600
       *   Jaclyn, Inc.                                                                               1,300                10,231
       *   Jakks Pacific, Inc.                                                                       66,126             1,347,648
       *   Jameson Inns, Inc.                                                                        96,843               202,402
       *   Jennifer Convertibles, Inc.                                                                1,300                 4,940
       *   Jo-Ann Stores, Inc.                                                                       60,475               769,242
       *   Johnson Outdoors, Inc.                                                                     6,500               105,300
       *   Jos. A. Bank Clothiers, Inc.                                                              37,000             1,850,370
           Journal Register Co.                                                                     119,300             1,862,273
       *   K2, Inc.                                                                                 123,763             1,257,432
           Kellwood Co.                                                                              73,676             1,703,389
           Kenneth Cole Productions, Inc. Class A                                                    40,550             1,138,644
       *   Keystone Automotive Industries, Inc.                                                      43,299             1,212,372
           Kimball International, Inc. Class B                                                       65,786               700,621
       *   Kirkland's, Inc.                                                                          45,672               301,435
           Knape & Vogt Manufacturing Co.                                                             2,190                31,645
           Koss Corp.                                                                                 3,500                86,660
     * #   Krispy Kreme Doughnuts, Inc.                                                             166,700               825,165
           K-Swiss, Inc. Class A                                                                     67,100             2,095,533
       *   LaCrosse Footwear, Inc.                                                                    9,500               104,120
       *   Lakeland Industries, Inc.                                                                  4,962                98,396
     * #   Lakes Entertainment, Inc.                                                                 56,087               415,044
           Landry's Restaurants, Inc.                                                                66,700             1,804,235
       *   Lazare Kaplan International, Inc.                                                          9,000                73,980
       #   La-Z-Boy, Inc.                                                                           145,100             1,939,987
       *   Learning Care Group, Inc.                                                                  5,100                37,281
       *   Lenox Group, Inc.                                                                         35,200               435,072
           Levitt Corp. Class A                                                                      48,721             1,053,835
           Libbey, Inc.                                                                              36,300               430,881
           Liberty Corp.                                                                             47,300             2,205,126
           Liberty Homes, Inc. Class A                                                                  200                 1,250

       *   LIFE TIME FITNESS, Inc.                                                                   70,200             2,697,786
           Lifetime Brands, Inc.                                                                     29,198               635,348
       *   Lin TV Corp.                                                                              68,200               892,056
       *   Linens `n Things, Inc.                                                                   122,900             3,147,469
           Lithia Motors, Inc. Class A                                                               40,510             1,156,560
       *   LKG Corp.                                                                                 65,600             2,137,904
       *   Lodgenet Entertainment Corp.                                                              46,934               643,465
       *   Lodgian, Inc.                                                                             47,751               491,358
           Lone Star Steakhouse & Saloon, Inc.                                                       54,046             1,252,246
       *   LOUDTechnologies, Inc.                                                                     2,380                33,320
       *   Luby's, Inc.                                                                              64,100               819,198
           M/I Homes, Inc.                                                                           37,400             1,636,250
       *   Mace Security International, Inc.                                                         23,000                55,200
     * #   Magna Entertainment Corp.                                                                 20,200               152,914
       *   Main Street Restaurant Group, Inc.                                                        44,200               217,464
     * #   Major Automotive Companies, Inc.                                                           3,180                 4,484
           Marine Products Corp.                                                                     43,695               439,572
       *   MarineMax, Inc.                                                                           45,875             1,204,677
       *   Marisa Christina, Inc.                                                                     6,500                 4,290
       *   Marlton Technologies, Inc.                                                                 4,600                 5,428
     * #   Martha Stewart Living Omnimedia, Inc.                                                     64,200             1,291,704
           Matthews International Corp. Class A                                                      83,666             3,287,237
       *   Max & Erma's Restaurants, Inc.                                                             2,200                26,950
           Maytag Corp.                                                                             200,300             3,561,334
       *   McCormick & Schmick's Seafood Restaurants, Inc.                                           26,726               634,475
           McRae Industries, Inc. Class A                                                             2,500                31,875
       *   Meade Instruments Corp.                                                                   52,332               142,343
           Media General, Inc. Class A                                                               23,100             1,171,170
       *   Mediacom Communications Corp.                                                            247,241             1,288,126
       *   Mestek, Inc.                                                                               5,300                64,130
       *   Midas, Inc.                                                                               41,900               791,072
       *   Mikohn Gaming Corp.                                                                       65,075               651,401
       *   Mity Enterprises, Inc.                                                                     6,700               122,744
           Modine Manufacturing Co.                                                                  97,995             3,262,254
           Monaco Coach Corp.                                                                        77,250             1,145,617
       *   Monarch Casino & Resort, Inc.                                                             22,000               470,580
           Monro Muffler Brake, Inc.                                                                 14,050               433,583
       *   Morgan's Foods, Inc.                                                                         800                 5,536
       *   Mossimo, Inc.                                                                             16,100                89,516
       *   Mothers Work, Inc.                                                                        13,254               137,842
       *   Motorcar Parts of America, Inc.                                                            2,400                23,940
           Movado Group, Inc.                                                                        50,700               935,415
           Movie Gallery, Inc.                                                                       98,161               483,934
       *   MTR Gaming Group, Inc.                                                                    73,651               549,436
       *   Multimedia Games, Inc.                                                                    73,735               750,622
       *   Nathan's Famous, Inc.                                                                      6,800                65,280
           National Presto Industries, Inc.                                                           6,600               294,030
       *   National RV Holdings, Inc.                                                                24,900               149,151
     * #   Nature Vision, Inc.                                                                          500                 3,160
       #   Nautilus Group, Inc.                                                                      87,100             1,541,670
     * #   Navarre Corp.                                                                             77,360               447,914
       *   Navigant International, Inc.                                                              38,614               421,858
           Nelson (Thomas), Inc.                                                                     36,300               898,425
     * #   Netflix, Inc.                                                                            140,382             3,866,120
       *   Nevada Gold & Casinos, Inc.                                                               33,150               348,075

       *   New Frontier Media, Inc.                                                                  65,364               405,910
       *   Nitches, Inc.                                                                                864                 4,389
           Nobel Learning Communities, Inc.                                                           6,400                60,800
           Nobility Homes, Inc.                                                                       7,460               191,797
           Noble International, Ltd.                                                                 24,160               544,083
       *   NTN Communications, Inc.                                                                 134,393               215,029
     * #   Nutri/System, Inc.                                                                        94,700             3,686,671
       #   Oakley, Inc.                                                                             179,900             2,892,792
       *   O'Charleys, Inc.                                                                          58,162               843,931
       *   Odd Job Stores, Inc.                                                                      12,700                 2,857
     * #   Oneida, Ltd.                                                                              28,700                28,126
       *   Opinion Research Corp.                                                                     6,500                40,885
           Orleans Homebuilders, Inc.                                                                49,000               953,540
       *   Outdoor Channel Holdings, Inc.                                                            11,379               181,950
     * #   Overstock.com, Inc.                                                                       54,800             2,039,108
           Oxford Industries, Inc.                                                                   44,200             2,493,764
       *   P & F Industries, Inc. Class A                                                             2,700                35,721
       *   P.F. Chang's China Bistro, Inc.                                                           68,800             3,539,760
     * #   Palm Harbor Homes, Inc.                                                                   59,711             1,124,358
       *   Pantry, Inc.                                                                              57,000             2,342,700
       *   Papa John's International, Inc.                                                           44,900             2,445,254
       *   Party City Corp.                                                                          44,891               768,085
       *   Paxson Communications Corp.                                                              115,000               109,250
       *   Payless ShoeSource, Inc.                                                                 178,200             4,071,870
       *   PC Mall, Inc.                                                                             29,817               146,998
     * #   Pegasus Communications Corp.                                                              17,040                60,492
       *   Perry Ellis International, Inc.                                                           24,900               501,237
       *   PetMed Express, Inc.                                                                      61,465               724,058
           Phillips-Van Heusen Corp.                                                                109,800             3,721,122
       *   Phoenix Footwear Group, Inc.                                                              16,000                95,200
       *   Phoenix Gold International, Inc.                                                             600                   216
       #   Pier 1 Imports, Inc.                                                                     216,900             2,754,630
       *   Pinnacle Entertainment, Inc.                                                             106,000             2,532,340
       *   Playboy Enterprises, Inc. Class A                                                          4,700                58,374
       *   Playboy Enterprises, Inc. Class B                                                         75,200             1,077,616
       *   Point.360                                                                                  8,700                16,443
       *   Pomeroy IT Solutions, Inc.                                                                30,837               248,238
       #   Pre-Paid Legal Services, Inc.                                                             40,450             1,721,147
     * #   Priceline.com, Inc.                                                                      102,716             2,467,238
       *   PRIMEDIA, Inc.                                                                           686,738             1,387,211
       *   Princeton Review, Inc.                                                                    55,532               297,096
       *   Proliance International, Inc.                                                             38,749               211,570
     * #   ProQuest Co.                                                                              78,100             2,182,895
       *   Provide Commerce, Inc.                                                                    30,900               891,774
       *   QEP Co., Inc.                                                                              2,175                24,534
       *   Quaker Fabric Corp.                                                                       42,450               113,766
     * #   Quantum Fuel Systems Technologies Worldwide, Inc.                                        130,296               332,255
       *   R&B, Inc.                                                                                 18,400               217,672
       *   Radio One, Inc. Class A                                                                   49,700               553,658
       *   Radio One, Inc. Class D                                                                  160,149             1,771,248
       *   Rare Hospitality International, Inc.                                                      89,750             2,874,692
       *   Raytech Corp.                                                                             15,900                20,511
       *   RC2 Corp.                                                                                 53,791             1,900,974
       *   RCN Corp.                                                                                 70,249             1,532,131
       *   Reading International, Inc. Class A                                                       17,549               139,515

       *   Reading International, Inc. Class B                                                        1,060                 8,162
       *   Red Lion Hotels Corp.                                                                     12,500               110,625
       *   Red Robin Gourmet Burgers, Inc.                                                           42,749             2,346,920
       *   RedEnvelope, Inc.                                                                         21,149               251,250
       *   Regent Communications, Inc.                                                              116,638               582,024
       *   Rentrak Corp.                                                                             26,000               235,040
       *   Rent-Way, Inc.                                                                            68,700               449,985
       *   Restoration Hardware, Inc.                                                                98,300               575,055
     * #   Retail Ventures, Inc.                                                                    107,300             1,370,221
       *   Rex Stores Corp.                                                                          25,800               384,162
       *   Riviera Holdings Corp.                                                                    10,800               150,984
       *   Rockford Corp.                                                                            15,200                47,424
       *   Rocky Shoes & Boots, Inc.                                                                  5,200               124,436
       *   Rubio's Restaurants, Inc.                                                                 23,695               202,592
       #   Ruby Tuesday, Inc.                                                                        19,300               469,376
           Russ Berrie & Co., Inc.                                                                   53,300               621,478
           Russell Corp.                                                                             86,300             1,366,129
       *   Ryan's Restaurant Group, Inc.                                                            105,200             1,250,828
       *   S&K Famous Brands, Inc.                                                                    2,100                37,537
       *   Safety Components International, Inc.                                                        118                 1,770
       *   Saga Communications, Inc. Class A                                                         46,125               572,872
       *   Salem Communications Corp.                                                                52,269               998,338
     * #   Salton, Inc.                                                                              33,500                79,730
       *   Sands Regent                                                                               2,000                20,000
           Sauer-Danfoss, Inc.                                                                       61,300             1,097,270
       *   Schieb (Earl), Inc.                                                                        2,200                 8,195
       *   Scholastic Corp.                                                                         101,362             3,372,314
       *   Select Comfort Corp.                                                                      94,475             2,264,566
           Service Corp. International                                                                3,700                30,377
     * #   Sharper Image Corp.                                                                       39,600               401,940
       *   Shiloh Industries, Inc.                                                                   39,966               528,351
       *   Shoe Carnival, Inc.                                                                       36,879               756,388
       *   Shoe Pavilion, Inc.                                                                        6,100                34,770
       *   ShopKo Stores, Inc.                                                                       63,700             1,826,916
     * #   Shuffle Master, Inc.                                                                      94,030             2,633,780
           Sinclair Broadcast Group, Inc. Class A                                                   121,300             1,166,906
     * #   Six Flags, Inc.                                                                          243,705             1,818,039
       *   Skechers U.S.A., Inc. Class A                                                             62,200               930,512
           Skyline Corp.                                                                             10,200               390,150
     * #   Smith & Wesson Holding Corp.                                                              91,200               382,128
       *   Smith & Wollensky Restaurant Group, Inc.                                                  13,000                73,970
           Sonic Automotive, Inc.                                                                    77,700             1,616,160
       *   Sotheby's Holdings, Inc. Class A                                                         155,500             2,959,165
       *   Source Interlink Companies, Inc.                                                         129,200             1,418,616
       *   Southern Energy Homes, Inc.                                                               13,425                80,214
       *   Spanish Broadcasting System, Inc.                                                        101,300               488,266
       *   SPAR Group, Inc.                                                                           2,800                 3,220
           Spartan Motors, Inc.                                                                      32,545               324,474
           Speedway Motorsports, Inc.                                                                65,290             2,540,434
       *   Sport Chalet, Inc. Class A                                                                 4,625                39,081
       *   Sport Chalet, Inc. Series B                                                                  675                 6,396
       *   Sport Supply Group, Inc.                                                                   8,700                41,890
     * #   Sport-Haley, Inc.                                                                          2,600                12,402
       *   Sportsman's Guide, Inc.                                                                   19,333               507,298
           Stage Stores, Inc.                                                                        85,301             2,551,353

       *   Stamps.com, Inc.                                                                          59,723             1,400,504
           Standard Motor Products, Inc.                                                             51,800               460,502
           Stanley Furniture, Inc.                                                                   13,200               328,680
           Star Buffet, Inc.                                                                          2,700                19,278
       *   Steak n Shake Co.                                                                         75,018             1,294,060
           Stein Mart, Inc.                                                                         114,616             1,982,857
       *   Steinway Musical Instruments, Inc.                                                        18,200               455,000
           Steven Madden, Ltd.                                                                       34,933               951,226
           Stewart Enterprises, Inc.                                                                277,399             1,414,735
       *   Stoneridge, Inc.                                                                          57,600               348,480
       *   Strattec Security Corp.                                                                    4,030               195,656
       #   Strayer Education, Inc.                                                                    8,100               808,380
           Stride Rite Corp.                                                                         94,900             1,303,926
           Sturm Ruger & Co., Inc.                                                                   73,600               518,880
       *   Sunterra Corp.                                                                            49,017               575,950
       #   Superior Industries International, Inc.                                                   71,800             1,637,758
           Superior Uniform Group, Inc.                                                               6,800                74,800
           Syms Corp.                                                                                28,800               406,944
       *   Systemax, Inc.                                                                            78,768               466,307
       *   Tag-It Pacific, Inc.                                                                      45,400                28,148
           Talbots, Inc.                                                                             87,200             2,373,584
           Tandy Brand Accessories, Inc.                                                              8,200                99,958
       *   Tandy Leather Factory, Inc.                                                                  300                 1,455
     * #   Tarrant Apparel Group                                                                     78,937                94,724
       #   Technical Olympic USA, Inc.                                                              157,240             3,259,585
       *   Tenneco Automotive, Inc.                                                                 114,100             1,981,917
     * #   The Children's Place Retail Stores, Inc.                                                  72,300             3,586,080
       *   The Dress Barn, Inc.                                                                      82,152             2,742,234
           The Marcus Corp.                                                                          55,500             1,346,430
     * #   The Men's Wearhouse, Inc.                                                                141,000             4,131,300
           The Pep Boys - Manny, Moe & Jack                                                         141,600             2,031,960
       *   The Rowe Companies                                                                        13,200                34,320
       *   The Sports Authority, Inc.                                                                67,806             2,133,855
       *   The Sports Club Co., Inc.                                                                 19,400                12,901
     * #   TiVo, Inc.                                                                               228,426             1,228,932
       *   Too, Inc.                                                                                 87,400             2,764,462
       *   Tower Automotive, Inc.                                                                       549                    57
           Traffix, Inc.                                                                             37,175               202,975
       *   Trans World Entertainment Corp.                                                           76,000               496,280
       #   Triarc Companies, Inc. Class A                                                            64,500             1,054,575
           Triarc Companies, Inc. Class B                                                            47,500               709,650
       *   Tropical Sportswear International Corp.                                                    3,175                    32
       *   Trump Entertainment Resorts, Inc.                                                             24                   437
           Tuesday Morning Corp.                                                                    108,136             2,951,031
           Tupperware Corp.                                                                         159,500             3,679,665
       *   Tweeter Home Entertainment Group, Inc.                                                    64,400               361,928
       *   Ultimate Electronics, Inc.                                                                   858                    17
     * #   Unapix Entertainment, Inc.                                                                 6,100                    25
       *   Unifi, Inc.                                                                              136,434               391,566
           Unifirst Corp.                                                                            23,850               736,965
           United Auto Group, Inc.                                                                  117,100             4,171,102
       *   United Retail Group, Inc.                                                                 26,166               269,771
       *   Universal Electronics, Inc.                                                               35,524               615,986
       *   Universal Technical Institute, Inc.                                                       69,700             2,117,486
       *   Vail Resorts, Inc.                                                                        94,100             3,506,166

           Value Line, Inc.                                                                           9,615               387,484
       *   ValueVision Media, Inc. Class A                                                          107,552             1,193,827
       *   Varsity Group, Inc.                                                                       42,036               177,812
       *   VCG Holding Corp.                                                                            810                 1,490
       *   Vertrue, Inc.                                                                             25,200               910,476
       *   Virco Manufacturing Corp.                                                                 13,969                84,443
           Visteon Corp.                                                                            348,200             2,353,832
       *   Warnaco Group, Inc.                                                                      117,317             2,882,479
       *   Waxman Industries, Inc.                                                                      600                 4,095
     * #   WCI Communities, Inc.                                                                    118,300             3,037,944
           Wellco Enterprises, Inc.                                                                   1,000                12,500
     * #   Wells-Gardner Electronics Corp.                                                           22,261                44,522
       *   West Marine, Inc.                                                                         52,378               695,580
       *   Western Metals Corp.                                                                       7,400                20,202
     * #   Wet Seal, Inc. Class A                                                                   165,178               829,194
           Weyco Group, Inc.                                                                            600                11,586
     * #   Whitehall Jewelers, Inc.                                                                  30,250                32,519
       *   Wickes, Inc.                                                                               4,400                    13
     * #   William Lyon Homes, Inc.                                                                  21,800             2,419,800
       *   Wilsons The Leather Experts, Inc.                                                        109,645               487,920
       *   Winmark Corp.                                                                              3,956                85,212
       #   Winnebago Industries, Inc.                                                                86,200             2,897,182
       *   WisdomTree Investments, Inc.                                                               4,500                11,025
       *   WMS Industries, Inc.                                                                      82,000             2,036,060
           Wolverine World Wide, Inc.                                                               154,300             3,351,396
           World Wrestling Federation Entertainment, Inc.                                            55,400               748,454
           Yankee Candle Co., Inc.                                                                  111,400             2,823,990
       *   Young Broadcasting, Inc. Class A                                                          44,748                84,126
       *   Zale Corp.                                                                                66,500             1,855,350
       *   Zapata Corp.                                                                              18,220               111,142
                                                                                                              -------------------
Total Consumer Discretionary                                                                                          477,007,899
                                                                                                              -------------------

Industrials -- (15.1%)
       *   3-D Systems Corp.                                                                         23,800               423,402
       *   AAON, Inc.                                                                                12,700               216,154
       *   AAR Corp.                                                                                 88,483             1,852,834
       *   Ablest, Inc.                                                                               2,100                17,346
           ABM Industries, Inc.                                                                     132,200             2,848,910
           Abrams Industries, Inc.                                                                      330                 1,472
       *   ABX Air, Inc.                                                                            101,083               758,123
       *   Acco Brands Corp.                                                                         12,900               297,345
       *   Accuride Corp.                                                                            58,600               761,800
           Aceto Corp.                                                                               63,475               380,850
       *   Active Power, Inc.                                                                       131,856               460,177
           Actuant Corp.                                                                             70,080             3,717,744
           Acuity Brands, Inc.                                                                      120,700             3,752,563
           Administaff, Inc.                                                                         70,100             3,158,005
       *   AeroCentury Corp.                                                                            300                   906
       *   Aerosonic Corp.                                                                            3,800                28,158
       *   AirNet Systems, Inc.                                                                      21,500                87,720
       *   Airtran Holdings, Inc.                                                                   236,600             3,553,732
           Alamo Group, Inc.                                                                         16,100               339,710
       *   Alaska Air Group, Inc.                                                                    73,900             2,598,324
           Albany International Corp. Class A                                                        77,672             2,961,633
       *   Allied Defense Group, Inc.                                                                12,400               279,372

       *   Allied Holdings, Inc.                                                                      8,100                 2,025
           Ambassadors International, Inc.                                                           10,115               149,899
       *   Amerco, Inc.                                                                              55,710             3,939,811
           American Ecology Corp.                                                                    49,550               806,179
       *   American Locker Group, Inc.                                                                  300                 1,455
       *   American Science & Engineering, Inc.                                                      22,000             1,484,120
       *   American Superconductor Corp.                                                             88,799               723,712
           American Woodmark Corp.                                                                   44,576             1,142,037
           Ameron International Corp.                                                                23,200             1,042,840
       *   AML Communications, Inc.                                                                   7,600                 9,120
           Ampco-Pittsburgh Corp.                                                                     9,955               143,551
           Amrep Corp.                                                                                7,300               192,793
           Angelica Corp.                                                                            22,200               307,026
       *   APAC Customer Services, Inc.                                                              82,375               122,739
           Apogee Enterprises, Inc.                                                                  75,610             1,169,687
           Applied Industrial Technologies, Inc.                                                     81,550             2,605,523
           Applied Signal Technologies, Inc.                                                         31,200               560,664
       *   ARGON ST, Inc.                                                                            51,925             1,498,036
           Arkansas Best Corp.                                                                       69,000             2,845,560
       *   Armor Holdings, Inc.                                                                      93,800             4,116,882
       *   Armstrong Holdings, Inc.                                                                   4,300                 8,127
     * #   Arotech Corp.                                                                             90,341                35,233
       *   Artesyn Technologies, Inc.                                                                79,800               796,404
           Art's-Way Manufacturing Co., Inc.                                                            200                   970
       *   Astec Industries, Inc.                                                                    55,200             1,547,256
       *   Astronics Corp.                                                                            7,525                78,636
     * #   AstroPower, Inc.                                                                           5,058                     5
     * #   ASV, Inc.                                                                                 72,932             1,824,759
     * #   ATA Holdings Corp.                                                                        24,879                 9,081
       *   Ault, Inc.                                                                                 4,400                 9,152
       *   Avalon Holding Corp. Class A                                                               1,550                 6,898
       *   Aviall, Inc.                                                                              93,000             2,855,100
       *   Axsys Technologies, Inc.                                                                   8,450               157,931
       *   AZZ, Inc.                                                                                 11,400               220,704
           Badger Meter, Inc.                                                                        14,200               555,788
       *   Baker (Michael) Corp.                                                                     20,000               500,000
           Baldor Electric Co.                                                                       90,033             2,312,948
       *   Baldwin Technology Co., Inc. Class A                                                      12,900                50,955
           Banta Corp.                                                                               65,200             3,292,600
           Barnes Group, Inc.                                                                        64,100             2,209,527
       *   Barrett Business Services, Inc.                                                            8,500               214,200
       *   BE Aerospace, Inc.                                                                       156,810             2,747,311
       *   BlueLinx Holdings Inc.                                                                    79,400               886,104
           Bowne & Co., Inc.                                                                         88,600             1,310,394
           Brady Co. Class A                                                                        115,200             4,317,696
     * #   BTU International, Inc.                                                                   12,500               190,750
       *   Butler International, Inc.                                                                 8,200                24,190
           C&D Technologies, Inc.                                                                    68,800               509,120
       *   Cannon Express, Inc.                                                                         200                     0
     * #   Capstone Turbine Corp.                                                                   151,400               513,246
           Cascade Corp.                                                                             33,200             1,698,512
       *   Casella Waste Systems, Inc. Class A                                                       64,689               791,793
       *   Catalytica Energy Systems, Inc.                                                           19,291                20,641
       *   CBIZ, Inc.                                                                               199,897             1,251,355
     * #   CD&L, Inc.                                                                                 2,500                 6,000

           CDI Corp.                                                                                 53,600             1,513,664
       *   Celadon Group, Inc.                                                                       27,279               755,901
           Central Parking Corp.                                                                     95,937             1,342,159
       *   Cenveo, Inc.                                                                             145,500             1,878,405
       *   Ceradyne, Inc.                                                                            66,665             3,139,255
           CERBCO, Inc. Class A                                                                         200                   261
           Champion Industries, Inc.                                                                 11,174                48,048
       *   Channell Commercial Corp.                                                                  7,200                37,800
           Chase Corp.                                                                                3,900                56,160
           Chicago Rivet & Machine Co.                                                                  200                 4,550
           CIRCOR International, Inc.                                                                42,690             1,112,075
           Clarcor, Inc.                                                                            140,700             4,159,092
       *   Clean Harbors, Inc.                                                                       41,800             1,206,348
       *   CNE Group, Inc.                                                                            2,000                   900
       *   Coinstar, Inc.                                                                            69,500             1,688,850
           Collins Industries, Inc.                                                                   6,800                40,460
       *   Columbus McKinnon Corp.                                                                   43,800               918,924
       *   Comforce Corp.                                                                            12,877                27,686
           Comfort Systems USA, Inc.                                                                103,200               969,048
       *   Commercial Vehicle Group, Inc.                                                             7,400               146,446
       *   Compudyne Corp.                                                                           20,104               118,815
           CompX International, Inc.                                                                  5,000                80,700
       *   COMSYS IT Partners, Inc.                                                                   1,799                22,488
       *   Conrad Industries, Inc.                                                                    7,000                12,845
       *   Consolidated Freightways Corp.                                                               550                     0
       *   Consolidated Graphics, Inc.                                                               36,282             1,857,276
       *   Continental Airlines, Inc.                                                               204,100             3,177,837
       *   Cornell Companies, Inc.                                                                   37,500               531,375
       *   Corrections Corporation of America                                                       100,100             4,447,443
       *   Corrpro Companies, Inc.                                                                    7,075                 7,747
       *   CoStar Group, Inc.                                                                        49,911             2,342,822
       *   Covenant Transport, Inc. Class A                                                          30,955               360,007
       *   CPI Aerostructures, Inc.                                                                  13,966               135,470
       *   CRA International, Inc.                                                                   13,600               605,472
       *   Cross (A.T.) Co. Class A                                                                  14,300                57,200
       *   Crown Andersen, Inc.                                                                       1,000                   850
           Cubic Corp.                                                                               69,900             1,236,531
           Curtiss-Wright Corp.                                                                      58,800             3,445,680
     * #   Delta Air Lines, Inc.                                                                    367,200               200,124
     * #   DHB Industries, Inc.                                                                     118,200               494,076
       *   DiamondCluster International, Inc.                                                        90,550               574,087
       *   Distributed Energy Systems Corp.                                                          98,150               909,851
     * #   Document Securities Systems, Inc.                                                         18,600               181,722
       *   Dollar Thrifty Automotive Group, Inc.                                                     65,800             2,467,500
           DRS Technologies, Inc.                                                                    75,800             3,744,520
       *   Ducommun, Inc.                                                                            26,300               538,887
       *   Duratek, Inc.                                                                             15,200               249,432
       *   Dynamex, Inc.                                                                             30,400               562,704
       #   Dynamic Materials Corp.                                                                    4,000                97,280
           Eastern Co.                                                                                4,850                96,515
           Ecology & Environment, Inc. Class A                                                        2,000                16,020
           EDO Corp.                                                                                 54,700             1,456,661
       *   EGL, Inc.                                                                                136,514             5,070,130
       *   Electro Rent Corp.                                                                        67,261               940,309
           ElkCorp                                                                                   55,000             1,879,900

       *   EMCOR Group, Inc.                                                                         42,200             2,985,650
       *   Encore Wire Corp.                                                                         60,488             1,440,219
       *   Energy Conversion Devices, Inc.                                                           79,660             2,338,021
       *   EnerSys                                                                                   25,400               367,284
           Engineered Support Systems, Inc.                                                         101,483             4,100,928
     * #   ENGlobal Corp.                                                                            64,100               432,675
           Ennis, Inc.                                                                               69,100             1,226,525
       *   EnPro Industries, Inc.                                                                    54,700             1,578,095
       *   Environmental Tectonics Corp.                                                              6,900                34,707
       *   ESCO Technologies, Inc.                                                                   69,100             2,971,300
           Espey Manufacturing & Electronics Corp.                                                    1,400                56,140
       *   Essex Corp.                                                                               55,099             1,049,636
       *   Esterline Technologies Corp.                                                              68,700             2,824,257
       *   Evercel, Inc.                                                                                466                   350
     * #   Evergreen Solar, Inc.                                                                    166,927             2,004,793
       *   Exponent, Inc.                                                                            15,600               426,660
       *   ExpressJet Holdings, Inc.                                                                143,100             1,247,832
           Federal Signal Corp.                                                                     131,000             2,140,540
       *   Fiberstars, Inc.                                                                          21,200               209,456
       *   First Aviation Services, Inc.                                                              6,100                23,912
       *   First Consulting Group, Inc.                                                              64,103               375,003
       *   Flanders Corp.                                                                            71,397               723,966
           Florida East Coast Industries, Inc.                                                       89,200             3,947,992
     * #   Flow International Corp.                                                                  88,078               744,259
       *   Flowserve Corp.                                                                           92,800             3,467,008
     * #   FLYi, Inc.                                                                                68,000                 1,530
           Forward Air Corp.                                                                        100,100             3,848,845
       *   Foster (L.B.) Co. Class A                                                                  9,700               134,830
       *   Foster Wheeler, Ltd.                                                                       2,030                70,705
           Franklin Electric Co., Inc.                                                               45,995             1,954,788
       *   Frontier Airlines, Inc.                                                                   94,662               772,442
       *   Frozen Food Express Industries, Inc.                                                      46,482               537,332
       *   FTI Consulting, Inc.                                                                     114,925             3,259,273
     * #   FuelCell Energy, Inc.                                                                    131,254             1,106,471
           G & K Services, Inc. Class A                                                              53,855             2,064,801
       *   Gardner Denver Machinery, Inc.                                                            70,088             3,420,294
           GATX Corp.                                                                                87,600             3,297,264
       *   Gehl Co.                                                                                  31,950               823,671
           Gencorp, Inc.                                                                            148,911             2,719,115
       *   General Cable Corp.                                                                      112,500             2,041,875
     * #   General Employment Enterprises, Inc.                                                       3,000                 5,820
       *   Genesee & Wyoming, Inc.                                                                   66,750             2,244,135
       *   Genlyte Group, Inc.                                                                       72,660             3,829,182
       *   Global Payment Technologies, Inc.                                                          5,400                14,526
       *   Global Power Equipment Group, Inc.                                                       122,800               573,476
           Gorman-Rupp Co.                                                                           13,968               317,632
       *   GP Strategies Corp.                                                                       36,360               259,974
       *   Graftech International, Ltd.                                                             265,200             1,734,408
           Graham Corp.                                                                               3,700                82,806
           Granite Construction, Inc.                                                               109,200             4,052,412
           Greenbrier Companies, Inc.                                                                32,800               893,800
       *   Griffon Corp.                                                                             82,980             2,021,393
           Hardinge, Inc.                                                                             9,600               166,848
           Harland (John H.) Co.                                                                     74,400             2,812,320
       *   Hawaiian Holdings, Inc.                                                                   28,875               109,725

       *   Hawk Corp.                                                                                10,700               148,088
           Healthcare Services Group, Inc.                                                           24,175               513,719
           Heartland Express, Inc.                                                                  186,185             3,967,602
           Heico Corp.                                                                               27,200               620,976
           Heico Corp. Class A                                                                       39,065               705,123
       *   Heidrick & Struggles International, Inc.                                                  51,107             1,689,086
       *   Henry Bros. Electronics, Inc.                                                              1,000                 4,950
       *   Herley Industries, Inc.                                                                   36,600               602,802
     * #   Hexcel Corp.                                                                             176,600             2,936,858
       *   Hirsch International Corp. Class A                                                         3,200                 3,968
     * #   Hi-Shear Technology Corp.                                                                  9,600                26,688
       *   Hub Group, Inc. Class A                                                                   52,988             2,148,663
       *   Hudson Highland Group, Inc.                                                               65,560             1,655,390
       *   Hudson Technologies, Inc.                                                                  4,700                 8,225
       *   Hurco Companies, Inc.                                                                     16,160               366,347
       *   Huttig Building Products, Inc.                                                            50,900               441,303
       *   ICT Group, Inc.                                                                           18,674               299,157
       *   II-VI, Inc.                                                                               79,404             1,518,999
           IKON Office Solutions, Inc.                                                              371,160             3,733,870
       *   Industrial Distribution Group, Inc.                                                       24,306               179,135
       *   Infrasource Services, Inc.                                                               107,300             1,258,629
       *   Innotrac Corp.                                                                            16,300               108,395
       *   Innovative Solutions & Support, Inc.                                                      18,450               272,138
       *   Insituform Technologies, Inc. Class A                                                     72,919             1,448,901
     * #   Integrated Electrical Services, Inc.                                                      98,700                54,285
           International Aluminum Corp.                                                               2,200                87,516
       *   International Shipholding Corp.                                                            8,000               126,720
           Interpool, Inc.                                                                           42,400               791,184
       *   Intersections, Inc.                                                                       26,574               240,229
     * #   Ionatron, Inc.                                                                           195,785             2,055,743
       *   Jacuzzi Brands, Inc.                                                                     200,678             1,619,471
       #   JLG Industries, Inc.                                                                      77,800             3,539,900
       *   JPS Industries, Inc.                                                                       8,900                28,925
       *   Kadant, Inc.                                                                              35,720               650,461
           Kaman Corp. Class A                                                                       57,400             1,102,654
       *   Kansas City Southern                                                                     145,600             3,635,632
           Kaydon Corp.                                                                              73,700             2,384,932
           Kelly Services, Inc. Class A                                                              90,666             2,520,515
       *   Key Technology, Inc.                                                                       4,900                65,415
       *   Kforce, Inc.                                                                             104,255             1,293,805
       *   Kirby Corp.                                                                               66,700             3,548,440
           Knight Transportation, Inc.                                                              148,653             4,782,167
       *   Knoll, Inc.                                                                               83,000             1,381,120
       *   Korn/Ferry International                                                                 105,700             1,820,154
       *   K-Tron International, Inc.                                                                 2,300                84,663
       *   KVH Industries, Inc.                                                                      38,028               363,548
       *   LaBarge, Inc.                                                                             39,100               520,812
       *   Labor Ready, Inc.                                                                        144,700             3,194,976
       *   Ladish Co., Inc.                                                                          35,200               721,600
       *   Lancer Corp.                                                                               9,025               195,752
           Lawson Products, Inc.                                                                     11,851               447,375
       *   Layne Christensen Co.                                                                     30,519               676,606
       *   Learning Tree International, Inc.                                                         48,781               659,519
           Lennox International, Inc.                                                               162,105             4,733,466
           Lincoln Electric Holdings, Inc.                                                          104,361             4,258,972

           Lindsay Manufacturer Co.                                                                  31,300               581,241
       *   LMI Aerospace, Inc.                                                                        9,100               120,277
           LSI Industries, Inc.                                                                      53,983               971,694
       *   Lydall, Inc.                                                                              40,700               340,252
       *   Lynch Corp.                                                                                1,500                11,400
       *   Mac-Gray Corp.                                                                            20,200               236,744
       *   Magnetek, Inc.                                                                            75,900               219,351
       *   MAIR Holdings, Inc.                                                                       53,016               251,296
       *   Marten Transport, Ltd.                                                                    10,388               277,256
       *   Maxco, Inc.                                                                                3,000                16,980
           McGrath Rentcorp.                                                                         64,314             1,838,737
       *   Meadow Valley Corp.                                                                        2,300                26,450
     * #   Medialink Worldwide, Inc.                                                                  5,900                19,765
       *   Merrimac Industries, Inc.                                                                  2,760                24,978
     * #   Mesa Air Group, Inc.                                                                      78,235               804,256
           Met-Pro Corp.                                                                             10,766               132,099
       *   MFRI, Inc.                                                                                 4,848                25,646
     * #   Microvision, Inc.                                                                         57,123               204,215
       *   Middleby Corp.                                                                            22,487             1,762,981
       *   Midwest Air Group, Inc.                                                                   45,700               153,552
       *   Milacron, Inc.                                                                           150,305               190,887
     * #   Millennium Cell, Inc.                                                                     57,100                95,928
       *   Miller Industries, Inc.                                                                   19,080               389,995
           Mine Safety Appliances Co.                                                                95,800             3,717,998
       *   Misonix, Inc.                                                                             17,800                88,822
       *   Mobile Mini, Inc.                                                                         38,715             1,935,750
       *   Modtech Holdings, Inc.                                                                    36,550               313,599
       *   Moog, Inc. Class A                                                                        27,900               817,191
       *   Moog, Inc. Class B                                                                         4,850               141,911
       *   Morgan Group Holding Co.                                                                     200                    19
       *   MPW Industrial Services Group, Inc.                                                        4,900                 9,185
       *   MTC Technologies, Inc.                                                                    40,748             1,335,312
           Mueller Industries, Inc.                                                                  95,745             2,591,817
           Multi-Color Corp.                                                                          3,654                84,773
       *   M-Wave, Inc.                                                                               2,300                 1,357
           NACCO Industries, Inc. Class A                                                             6,400               749,440
       *   Nashua Corp.                                                                               5,700                43,320
       *   National Patent Development Corp.                                                         14,160                26,762
       *   National Technical Systems, Inc.                                                          10,200                47,124
       *   Navigant Consulting, Inc.                                                                123,400             2,518,594
       *   NCI Building Systems, Inc.                                                                55,300             2,408,315
       *   NCO Group, Inc.                                                                           84,022             1,448,548
       *   NES Rentals Holdings, Inc.                                                                    36                   458
       *   New Horizons Worldwide, Inc.                                                              12,000                10,200
           Nordson Corp.                                                                             91,775             3,654,481
       *   North America Galvanizing & Coatings, Inc.                                                 6,500                13,585
     * #   Northwest Airlines Corp.                                                                 225,045               105,434
       *   NuCo2, Inc.                                                                               39,800             1,119,176
       *   Odyssey Marine Exploration, Inc.                                                         113,300               356,895
       *   Old Dominion Freight Line, Inc.                                                           64,948             2,468,673
       *   Omega Flex, Inc.                                                                           5,300                78,917
       *   On Assignment, Inc.                                                                       68,715               759,301
       *   Orbit International Corp.                                                                  1,977                27,850
       *   Orbital Sciences Corp.                                                                   144,252             1,739,679
           Outlook Group Corp.                                                                        2,300                32,798

       *   P.A.M. Transportation Services, Inc.                                                      19,850               323,952
       *   Paragon Technologies, Inc.                                                                 6,500                64,350
       *   Park-Ohio Holdings Corp.                                                                  16,499               259,859
       *   Patrick Industries, Inc.                                                                   5,375                57,781
       *   Patriot Transportation Holding, Inc.                                                       2,400               164,160
       *   Peerless Manufacturing Co.                                                                 3,400                57,800
       *   Pemco Aviation Group, Inc.                                                                   950                18,715
       *   Perini Corp.                                                                              67,200             1,731,072
       *   PHH Corp.                                                                                134,100             3,870,126
       *   Pico Holdings, Inc.                                                                       34,200             1,154,592
       *   Pinnacle Airlines Corp.                                                                   57,500               399,625
       *   Plug Power, Inc.                                                                         221,443             1,136,003
       *   Portec Rail Products, Inc.                                                                16,500               213,885
       *   Portfolio Recovery Associates, Inc.                                                       41,105             1,575,144
       *   Powell Industries, Inc.                                                                   18,659               357,880
       *   Power-One, Inc.                                                                          244,661             1,521,791
       *   PPT Vision, Inc.                                                                           1,700                 2,363
           Preformed Line Products Co.                                                                4,721               195,025
       *   PRG-Schultz International, Inc.                                                          161,219               146,709
           Providence & Worcester Railroad Co.                                                        3,800                55,100
       *   Providence Service Corp.                                                                   6,000               175,320
       *   PW Eagle, Inc.                                                                             9,100               170,534
       *   Quanta Services, Inc.                                                                    329,900             4,668,085
       *   Quipp, Inc.                                                                                1,400                14,441
           Quixote Corp.                                                                             23,040               489,600
       *   RailAmerica, Inc.                                                                         99,800             1,086,822
           Raven Industries, Inc.                                                                    47,250             1,447,740
       *   RCM Technologies, Inc.                                                                    10,590                63,222
           Regal-Beloit Corp.                                                                        79,604             2,809,225
       *   RemedyTemp, Inc.                                                                          14,700               113,337
       *   Republic Airways Holdings, Inc.                                                          104,678             1,520,971
       *   Resources Connection, Inc.                                                               126,436             3,671,701
           Robbins & Myers, Inc.                                                                     39,100               828,920
           Rollins, Inc.                                                                            178,850             3,639,598
       *   Rush Enterprises, Inc. Class A                                                            43,071               659,417
       *   Rush Enterprises, Inc. Class B                                                             6,800                97,716
           Schawk, Inc.                                                                              21,500               397,535
       *   School Specialty, Inc.                                                                     3,800               139,992
           Schuff International, Inc.                                                                 6,800                45,900
       *   SCS Transportation, Inc.                                                                  37,454               738,218
       *   Secom General Corp.                                                                          140                   207
       *   Sequa Corp. Class A                                                                        6,700               423,440
       *   Sequa Corp. Class B                                                                        2,500               160,000
       *   Servotronics, Inc.                                                                         1,100                 5,033
       *   Shaw Group, Inc.                                                                         177,287             5,121,821
       *   Sholodge, Inc.                                                                             5,100                22,695
       *   SIFCO Industries, Inc.                                                                     5,300                17,755
       *   Simclar, Inc.                                                                              6,400                22,720
           Simpson Manufacturing Co., Inc.                                                           66,649             2,731,276
       *   Sirva, Inc.                                                                              192,400             1,489,176
       *   Sitel Corp.                                                                              193,000               592,510
           Skywest, Inc.                                                                            150,896             4,481,611
       *   SL Industries, Inc.                                                                        9,500               152,000
           Smith (A.O.) Corp.                                                                        58,400             2,118,168
           Smith (A.O.) Corp. Convertible Class A                                                     3,750               136,013

       *   Smithway Motor Xpress Corp. Class A                                                        3,900                31,707
       *   SOURCECORP, Inc.                                                                          41,102             1,071,118
       *   SPACEHAB, Inc.                                                                            26,866                19,075
           Sparton Corp.                                                                              8,134                75,728
       *   Spherion Corp.                                                                           162,820             1,595,636
       *   Spherix, Inc.                                                                             11,700                15,327
     * #   Spire Corp.                                                                                6,500                48,881
     * #   Standard Automotive Corp.                                                                  4,400                     0
       *   Standard Parking Corp.                                                                     5,726               109,653
           Standard Register Co.                                                                     62,700               929,214
           Standex International Corp.                                                               32,400               898,776
           Starrett (L.S.) Co. Class A                                                                4,700                85,775
       *   Sterling Construction Co., Inc.                                                           13,700               269,890
           Stewart & Stevenson Services, Inc.                                                        76,002             1,558,041
       *   Stonepath Group, Inc.                                                                     67,200                50,400
       *   Strategic Distribution, Inc.                                                               2,929                30,022
           Sun Hydraulics, Inc.                                                                      28,401               541,607
           Supreme Industries, Inc.                                                                  11,008                86,413
       *   Swift Transportation Co., Inc.                                                             6,243               122,238
           Sypris Solutions, Inc.                                                                    49,347               545,284
       *   SYS                                                                                       26,900                97,916
       *   TB Wood's Corp.                                                                            7,400                49,025
       *   Team, Inc.                                                                                19,100               454,389
       *   TeamStaff, Inc.                                                                           19,500                24,375
           Tech/Ops Sevcon, Inc.                                                                      3,700                21,164
           Technology Research Corp.                                                                 13,950                51,197
           Tecumseh Products Co. Class A                                                             33,600               749,952
       *   Teledyne Technologies, Inc.                                                              100,300             3,283,822
       *   TeleTech Holdings, Inc.                                                                  188,300             2,340,569
           Tennant Co.                                                                               23,500             1,102,620
       *   Tetra Tech, Inc.                                                                         149,196             2,327,458
       *   The Advisory Board Co.                                                                    35,897             1,734,543
       *   The Alpine Group, Inc.                                                                    13,100                31,440
       *   The Geo Group, Inc.                                                                       24,200               591,690
       *   The Lamson & Sessions Co.                                                                 37,200               892,056
           The Manitowoc Co., Inc.                                                                   78,750             3,945,375
       *   Thomas Group, Inc.                                                                         3,900                27,300
       *   Timco Aviation Services, Inc.                                                                152                   915
           Titan International, Inc.                                                                 19,000               327,560
           Todd Shipyards Corp.                                                                       6,200               143,220
       *   Trailer Bridge, Inc.                                                                       9,500                87,875
       *   Transport Corporation of America, Inc.                                                     6,200                59,831
       *   Transtechnology Corp.                                                                      6,100                46,970
       *   TRC Companies, Inc.                                                                       37,900               438,503
           Tredegar Industries, Inc.                                                                 97,291             1,216,138
     * #   Trex Co., Inc.                                                                            37,200               850,764
           Trinity Industries, Inc.                                                                  27,800             1,157,592
       *   Triumph Group, Inc.                                                                       41,602             1,578,796
     * #   TRM Corp.                                                                                  7,000                49,840
       *   Tufco Technologies, Inc.                                                                   4,600                30,360
     * #   TurboChef Technologies, Inc.                                                              76,933             1,010,900
           Twin Disc, Inc.                                                                            2,700               113,400
       *   U.S. Home Systems, Inc.                                                                   14,935                99,318
       *   U.S. Xpress Enterprises, Inc. Class A                                                     10,523               159,950
           UAP Holding Corp.                                                                        117,400             2,228,252

       *   Ultralife Batteries, Inc.                                                                 12,700               165,354
           United Industrial Corp.                                                                   32,400             1,407,780
     * #   United Rentals, Inc.                                                                     203,700             4,310,292
       *   United Stationers, Inc.                                                                   59,000             2,891,000
       #   Universal Forest Products, Inc.                                                           47,905             2,752,621
     * #   UQM Technologies, Inc.                                                                    64,200               240,750
       *   URS Corp.                                                                                 84,213             3,547,052
     * #   US Airways Group, Inc. Class A                                                            46,800                 7,488
       *   USA Truck, Inc.                                                                           23,735               643,219
     * #   Valence Technology, Inc.                                                                  20,900                41,382
       *   Valley National Gases, Inc.                                                                5,300                97,520
           Valmont Industries, Inc.                                                                  63,800             2,129,006
       *   Valpey Fisher Corp.                                                                        1,650                 5,379
       *   Versar, Inc.                                                                               9,800                33,320
           Viad Corp.                                                                                58,300             1,775,235
           Vicor Corp.                                                                               78,519             1,274,363
       *   Volt Information Sciences, Inc.                                                           32,000               630,080
           VSE Corp.                                                                                  2,200                75,570
           Wabash National Corp.                                                                     77,800             1,544,330
           Wabtec Corp.                                                                             124,500             3,215,835
       #   Walter Industries, Inc.                                                                   41,400             2,084,490
           Washington Group International, Inc.                                                      68,115             3,522,227
     * #   Waste Connections, Inc.                                                                   76,100             2,651,324
           Waste Industries USA, Inc.                                                                20,900               291,346
       *   Water Pik Technologies, Inc.                                                              32,000               667,520
           Watsco, Inc. Class A                                                                      61,500             3,859,125
           Watsco, Inc. Class B                                                                       1,350                84,375
           Watson Wyatt & Co. Holdings                                                              110,100             2,963,892
           Watts Water Technologies, Inc.                                                            65,900             1,903,851
           Werner Enterprises, Inc.                                                                   2,700                55,269
       *   Westaff, Inc.                                                                             23,800               110,908
     * #   Western Power & Equipment Corp.                                                            3,273                 5,728
       *   Willis Lease Finance Corp.                                                                 9,200                80,959
       *   Wolverine Tube, Inc.                                                                      37,900               195,564
           Woodward Governor Co.                                                                     28,591             2,335,027
       *   World Air Holdings, Inc.                                                                   5,033                52,947
           WSI Industries, Inc.                                                                       2,000                 6,820
       *   Xanser Corp.                                                                              45,700               137,100
           York International Corp.                                                                  86,283             4,856,870
           Zareba Systems, Inc.                                                                         300                 2,498
                                                                                                              -------------------
Total Industrials                                                                                                     472,381,294
                                                                                                              -------------------

Health Care -- (12.9%)
       *   A.D.A.M., Inc.                                                                               700                 4,718
     * #   aaiPharma, Inc.                                                                           47,250                11,340
       *   Abaxis, Inc.                                                                              27,000               447,930
     * #   Abgenix, Inc.                                                                            243,817             3,342,731
       *   Abiomed, Inc.                                                                             67,570               590,562
     * #   Able Laboratories, Inc.                                                                   11,300                   588
       *   Acacia Research-CombiMatrix                                                               76,538               130,115
       *   Acadia Pharmaceuticals, Inc.                                                               7,400                64,898
       *   Accelr8 Technology Corp.                                                                     880                 2,640
       *   Accelrys, Inc.                                                                            68,316               553,360
       *   Access Pharmaceuticals, Inc.                                                              38,900                24,896
       *   Acusphere, Inc.                                                                           25,880               126,812

       *   Adolor Corp.                                                                             106,000             1,544,420
       *   Advanced Magnetics, Inc.                                                                  14,824               156,245
       *   Advancis Pharmaceutical Corp.                                                              2,512                 3,291
     * #   ADVENTRX Pharmaceuticals, Inc.                                                           182,200               510,160
       *   Air Methods Corp.                                                                         29,470               443,523
       *   Akorn, Inc.                                                                               71,000               291,100
     * #   Aksys, Ltd.                                                                               77,980                72,521
       *   Albany Molecular Research, Inc.                                                           87,860             1,075,406
       *   Alexion Pharmaceuticals, Inc.                                                             83,300             1,625,183
       *   Align Technology, Inc.                                                                   166,710             1,153,633
       *   Alkermes, Inc.                                                                           227,125             4,129,132
       *   Alliance Imaging, Inc.                                                                   128,800               716,128
       *   Allied Healthcare International, Inc.                                                     93,983               563,898
       *   Allied Healthcare Products, Inc.                                                           6,600                36,300
       *   Allos Therapeutics, Inc.                                                                  84,610               176,835
     * #   Allscripts Healthcare Solutions, Inc.                                                    109,042             1,461,163
       *   Almost Family, Inc.                                                                        1,600                24,400
       *   Alnylam Pharmaceuticals, Inc.                                                              6,382                80,158
           Alpharma, Inc. Class A                                                                   112,400             2,969,608
       *   Alteon, Inc.                                                                              59,800                11,960
       *   Amedisys, Inc.                                                                            42,375             1,880,602
       *   America Services Group, Inc.                                                              28,158               485,725
       *   American Claims Evaluation, Inc.                                                           1,000                 1,960
       *   American Dental Partners, Inc.                                                            20,750               387,402
       *   American Healthways, Inc.                                                                 91,600             4,067,956
       *   American Medical Systems Holdings, Inc.                                                  188,066             3,460,414
       *   American Retirement Corp.                                                                 84,700             2,085,314
           American Shared Hospital Services                                                          5,900                38,350
       *   AMICAS, Inc.                                                                             126,871               602,637
       *   AMN Healthcare Services, Inc.                                                             77,300             1,472,565
       *   Amsurg Corp.                                                                              80,333             1,936,829
           Analogic Corp.                                                                            39,000             1,870,440
       *   Andrx Corp.                                                                               48,340               859,969
       *   Angeion Corp.                                                                                215                   557
       *   AngioDynamics, Inc.                                                                        7,132               146,991
       *   Anika Therapeutics, Inc.                                                                  26,971               318,528
     * #   Antigenics, Inc.                                                                         123,013               672,881
     * #   AP Pharma, Inc.                                                                           44,423                63,969
     * #   Aphton Corp.                                                                              94,488                36,850
       *   Applera Corp. - Celera Genomics Group                                                    188,800             2,344,896
     * #   Applied Imaging Corp.                                                                      3,775                 3,473
       *   Apria Healthcare Group, Inc.                                                              53,600             1,311,056
       *   Aradigm Corp.                                                                             78,790                74,063
       *   Arena Pharmaceuticals, Inc.                                                              101,216             1,091,108
           Argonaut Technologies, Inc.                                                                3,398                   902
       *   Ariad Pharmaceuticals, Inc.                                                              164,131             1,012,688
       *   Arqule, Inc.                                                                              94,912               657,740
       *   Array BioPharma, Inc.                                                                    104,503               702,260
       #   Arrhythmia Research Technology, Inc.                                                       6,900                69,345
           Arrow International, Inc.                                                                116,548             3,476,627
       *   Arthrocare Corp.                                                                          67,010             2,563,132
       *   Aspect Medical Systems, Inc.                                                              58,676             2,210,325
       *   AtheroGenics, Inc.                                                                       102,500             1,536,475
           Atrion Corp.                                                                               3,400               223,550
       *   ATS Medical, Inc.                                                                         75,397               226,191

       *   Auxilium Pharmaceuticals, Inc.                                                            19,500               104,130
       *   AVANIR Pharmaceuticals Class A                                                           293,700               825,297
       *   Avant Immunotherapeutics, Inc.                                                           136,734               244,754
     * #   AVI BioPharma, Inc.                                                                      119,900               402,864
       *   Avigen, Inc.                                                                              54,643               163,929
     * #   AXM Pharma, Inc.                                                                          45,500                20,475
       *   Axonyx, Inc.                                                                               1,300                 1,170
       *   Bentley Pharmaceuticals, Inc.                                                             58,560             1,048,810
       *   Beverly Enterprises, Inc.                                                                261,800             3,120,656
       *   Bioanalytical Systems, Inc.                                                                4,500                23,715
       *   BioCryst Pharmaceuticals, Inc.                                                            71,036             1,153,625
       *   Bioenvision, Inc.                                                                        110,162               603,688
       *   Bio-Imaging Technologies, Inc.                                                            28,290                72,139
       #   BioLase Technology, Inc.                                                                  59,508               382,041
       *   Bio-Logic Systems Corp.                                                                    8,400                72,912
       *   BioMarin Pharmaceutical, Inc.                                                            203,282             1,979,967
       *   Bio-Rad Laboratories, Inc. Class A                                                        19,400             1,133,348
       *   Bio-Reference Laboratories, Inc.                                                          34,546               626,664
       *   BioSante Pharmaceuticals, Inc.                                                            49,800               222,108
       *   BioScrip, Inc.                                                                            99,705               889,369
       *   Biosite, Inc.                                                                             46,845             2,762,918
       *   Biospecifics Technologies Corp.                                                            2,200                 3,300
       *   BioSphere Medical, Inc.                                                                   39,300               219,294
     * #   BioTime, Inc.                                                                              4,200                 1,134
       *   Bioveris Corp.                                                                            31,800               151,368
       *   Bovie Medical Corp.                                                                        2,800                 8,204
     * #   Bradley Pharmaceuticals, Inc.                                                             43,151               537,230
     * #   BriteSmile, Inc.                                                                             785                   408
       *   Bruker BioSciences Corp.                                                                 242,219             1,203,828
       *   Caliper Life Sciences, Inc.                                                               83,424               602,321
           Cambrex Corp.                                                                             71,600             1,292,380
     * #   CancerVax Corp.                                                                           70,800                98,412
       *   Candela Corp.                                                                             61,210               881,424
       *   Cantel Medical Corp.                                                                      38,460               704,203
       *   Capital Senior Living Corp.                                                               71,100               718,110
       *   Caprius, Inc.                                                                                 27                    39
       *   Caraco Pharmaceutical Laboratories, Ltd.                                                  70,250               647,705
       *   Cardiac Science Corp.                                                                     33,613               315,290
       *   CardioDynamics International Corp.                                                       122,702               127,610
       *   Cardiotech International, Inc.                                                            49,863               136,126
     * #   Cell Genesys, Inc.                                                                       123,136               716,652
     * #   Cell Therapeutics, Inc.                                                                  168,900               354,690
       *   Cellegy Pharmaceuticals, Inc.                                                             62,596                39,435
       *   Centene Corp.                                                                            115,300             2,768,353
       *   Cepheid, Inc.                                                                            110,306             1,212,263
       *   Cerus Corp.                                                                               60,000               536,400
       *   Chad Therapeutics, Inc.                                                                    9,700                40,740
           Chemed Corp.                                                                              69,600             3,528,720
       *   Cholestech Corp.                                                                          39,300               372,564
       *   Ciphergen Biosystems, Inc.                                                                73,586                94,190
     * #   Clarient, Inc.                                                                            20,200                25,250
           Clinical Data, Inc.                                                                        4,343                93,331
           CNS, Inc.                                                                                 37,420               860,660
       *   Collagenex Pharmaceuticals, Inc.                                                          39,143               382,036
       *   Columbia Laboratories, Inc.                                                              113,300               426,008

       *   Compex Technologies, Inc.                                                                 33,954               229,869
           Computer Programs & Systems, Inc.                                                         30,100             1,211,826
       *   Conceptus, Inc.                                                                           71,936             1,112,850
       *   Conmed Corp.                                                                              81,454             1,840,046
       *   Connetics Corp.                                                                           93,160             1,235,302
       *   Conor Medsystems, Inc.                                                                     5,800               114,666
       *   Corautus Genetics, Inc.                                                                    1,542                 6,538
     * #   Corcept Therapeutics, Inc.                                                                55,100               250,154
       *   Corgentech, Inc.                                                                          52,137               118,872
     * #   Cortex Pharmaceuticals, Inc.                                                              28,000                66,920
       *   Corvel Corp.                                                                              12,400               200,880
       *   Cotherix, Inc.                                                                            36,500               452,965
     * #   Critical Therapeutics, Inc.                                                               66,500               430,255
       *   Criticare Systems, Inc.                                                                   32,500               152,750
       *   Cross Country Healthcare, Inc.                                                            87,657             1,619,901
       *   CryoLife, Inc.                                                                            65,600               249,280
       *   Cubist Pharmaceuticals, Inc.                                                             145,440             3,288,398
       *   CuraGen Corp.                                                                            149,631               616,480
       *   Curative Health Services, Inc.                                                            37,800                24,570
       *   Curis, Inc.                                                                              130,759               511,268
       *   Cutera, Inc.                                                                               8,800               348,304
       *   CV Therapeutics, Inc.                                                                    120,905             2,989,981
     * #   Cyberonics, Inc.                                                                          66,700             1,881,607
       *   Cygnus, Inc.                                                                                 100                    15
       *   Cypress Bioscience, Inc.                                                                  84,333               476,481
     * #   Cytogen Corp.                                                                             42,070               128,313
       *   CytRx Corp.                                                                                1,700                 1,598
           Datascope Corp.                                                                           40,234             1,412,213
       *   Daxor Corp.                                                                                4,500                70,650
       *   Del Global Technologies Corp.                                                             10,627                35,866
     * #   Dendreon Corp.                                                                           161,078               951,971
       *   Dendrite International, Inc.                                                             115,759             2,180,900
     * #   DepoMed, Inc.                                                                            109,734               659,501
       #   Diagnostic Products Corp.                                                                 74,300             3,384,365
       *   Dialysis Corporation of America                                                            2,484                28,566
       *   Digene Corp.                                                                              54,300             1,488,906
       *   Dionex Corp.                                                                              54,415             2,570,020
       *   Discovery Laboratories, Inc.                                                             145,723               979,259
       *   Discovery Partners International, Inc.                                                    70,218               165,012
       *   Diversa Corp.                                                                            121,030               619,674
       *   DJ Orthopedics, Inc.                                                                      58,900             1,835,324
       *   DOV Pharmaceutical, Inc.                                                                  62,328               900,016
     * #   Durect Corp.                                                                             150,166               786,870
       *   DUSA Pharmaceuticals, Inc.                                                                45,361               452,703
       *   Dyax Corp.                                                                               102,800               451,292
     * #   Dynacq Healthcare, Inc.                                                                   21,500                66,437
       *   Dynavax Technologies Corp.                                                                18,300                81,984
       *   Eclipsys Corp.                                                                            17,100               306,603
       *   Elite Pharmaceuticals, Inc.                                                               49,400                89,414
       *   Embrex, Inc.                                                                              16,800               235,200
       *   Emeritus Corp.                                                                            16,100               312,501
       *   Emisphere Technologies, Inc.                                                              63,242               296,605
       *   Encore Medical Corp.                                                                     136,100               718,608
       *   Encysive Pharmaceuticals, Inc.                                                           160,898             1,829,410
       *   Endocare, Inc.                                                                            25,000                71,250

       *   Endologix, Inc.                                                                           86,851               533,265
       *   Enpath Medical, Inc.                                                                      11,500                90,522
     * #   Entremed, Inc.                                                                           130,500               280,575
       *   Enzo Biochem, Inc.                                                                        87,204             1,189,463
       *   Enzon Pharmaceuticals, Inc.                                                               52,800               358,512
       *   EP Medsystems, Inc.                                                                       14,500                37,990
       *   EPIX Pharmaceuticals, Inc.                                                                63,028               310,728
       *   eResearch Technology, Inc.                                                               138,510             1,792,319
       *   Ergo Science Corp.                                                                         6,950                 6,602
       *   Escalon Medical Corp.                                                                      3,100                15,314
       *   Exact Sciences Corp.                                                                      68,705               100,309
       *   Exactech, Inc.                                                                            10,500               135,240
       *   Exelixis, Inc.                                                                           220,221             1,779,386
       *   E-Z-EM, Inc.                                                                              16,262               340,364
       *   First Horizon Pharmaceutical Corp.                                                        95,164             1,676,790
       *   Fischer Imaging Corp.                                                                        300                    43
       *   Five Star Quality Care, Inc.                                                              41,900               304,194
       *   Genaera Corp.                                                                             22,300                31,889
       *   Gene Logic, Inc.                                                                          84,972               305,899
       *   Genesis HealthCare Corp.                                                                  53,650             2,255,982
       *   Genta, Inc.                                                                              157,275               191,875
       *   Gentiva Health Services, Inc.                                                             60,237               988,489
       *   GenVec, Inc.                                                                             114,669               189,204
     * #   Geron Corp.                                                                              173,509             1,558,111
       *   Greatbatch, Inc.                                                                          58,600             1,698,228
       *   GTC Biotherapeutics, Inc.                                                                 58,164               104,695
       *   GTx, Inc.                                                                                 24,000               187,920
       *   Haemonetics Corp.                                                                         76,647             3,918,961
       *   Hanger Orthopedic Group, Inc.                                                             56,252               356,075
       *   Harvard Bioscience, Inc.                                                                  78,017               300,365
       *   HealthAxis, Inc.                                                                             750                   997
       *   HealthExtras, Inc.                                                                       104,910             2,373,064
       *   HealthStream, Inc.                                                                           200                   430
       *   HealthTronics Surgical Services, Inc.                                                     91,636               672,608
     * #   Hemispherx Biopharma, Inc.                                                               135,200               336,648
       *   Hi-Tech Pharmacal Co., Inc.                                                               20,550               785,215
       *   HMS Holdings Corp.                                                                        51,614               389,686
     * #   Hollis-Eden Pharmaceuticals, Inc.                                                         54,053               289,724
       *   Hologic, Inc.                                                                             60,100             4,271,307
           Hooper Holmes, Inc.                                                                      178,400               520,928
       *   Horizon Health Corp.                                                                      30,100               698,922
       *   Human Genome Sciences, Inc.                                                              153,363             1,418,608
     * #   Icagen, Inc.                                                                               6,500                40,950
     * #   ICOS Corp.                                                                               151,333             4,311,477
       *   ICU Medical, Inc.                                                                         36,250             1,304,275
       *   IDM Pharma, Inc.                                                                           1,788                 7,080
       *   IDX Systems Corp.                                                                         81,251             3,548,231
       *   I-Flow Corp.                                                                              58,500               766,935
       *   Illumina, Inc.                                                                           111,842             1,761,511
     * #   Immtech International, Inc.                                                               32,100               255,195
       *   Immucor, Inc.                                                                            119,018             2,948,076
       *   Immunicon Corp.                                                                           38,863               162,059
       *   ImmunoGen, Inc.                                                                          116,853               646,197
     * #   Immunomedics, Inc.                                                                       140,600               285,418
       *   IMPATH Bankruptcy Liquidating Trust                                                       21,600                45,360

       *   Impax Laboratories, Inc.                                                                 147,344             1,465,336
     * #   Implant Sciences Corp.                                                                    31,300               127,391
       *   Incyte Corp.                                                                             217,505             1,209,328
       *   Indevus Pharmaceuticals, Inc.                                                            126,094               505,637
     * #   Inhibitex, Inc.                                                                           32,100               294,036
       *   Innovative Clinical Solutions, Ltd.                                                          568                     2
     * #   Inovio Biomedical Corp.                                                                   15,100                34,881
     * #   Insite Vision, Inc.                                                                       18,000                16,020
     * #   Insmed, Inc.                                                                              69,118                88,471
       *   Inspire Pharmaceuticals, Inc.                                                            110,169               797,624
       *   Integra LifeSciences Holdings                                                             80,055             2,925,210
       *   IntegraMed America, Inc.                                                                   6,731                73,503
       *   Intermagnetics General Corp.                                                              76,642             2,562,908
       *   InterMune, Inc.                                                                           88,400             1,277,380
     * #   Interpharm Holdings, Inc.                                                                 55,800                77,562
       *   IntraBiotics Pharmaceuticals, Inc.                                                        18,700                68,723
       *   IntraLase Corp.                                                                           13,400               231,954
     * #   Introgen Therapeutics, Inc.                                                               83,523               516,172
           Invacare Corp.                                                                            79,800             2,725,968
       *   Inverness Medical Innovations, Inc.                                                        7,261               174,264
       *   Iomed, Inc.                                                                               17,400                49,764
       *   Iridex Corp.                                                                              15,449               111,386
       *   IRIS International, Inc.                                                                  46,124             1,137,879
       *   Isis Pharmaceuticals, Inc.                                                               157,300               797,511
     * #   Isolagen, Inc.                                                                            78,000               132,600
       *   Ista Pharmaceuticals, Inc.                                                                66,545               459,826
     * #   I-Trax, Inc.                                                                              56,800               107,920
       *   IVAX Diagnostics, Inc.                                                                    16,600                61,420
     * #   iVow, Inc.                                                                                   650                 2,925
       *   Kendle International, Inc.                                                                36,703               877,202
       *   Kensey Nash Corp.                                                                         29,054               665,046
       *   Keryx Biopharmaceuticals, Inc.                                                           101,650             1,411,919
           Kewaunee Scientific Corp.                                                                  2,000                18,440
     * #   Kindred Healthcare, Inc.                                                                 100,578             2,783,999
       *   Kosan Biosciences, Inc.                                                                   88,206               638,611
       *   K-V Pharmaceutical Co. Class A                                                            94,150             1,864,170
       *   K-V Pharmaceutical Co. Class B                                                            20,275               405,500
       *   Kyphon, Inc.                                                                              69,742             2,963,338
       *   Lannet Co., Inc.                                                                          62,630               427,137
     * #   Large Scale Biology Corp.                                                                 10,100                 3,333
     * #   Laserscope                                                                                57,750             1,242,780
           LCA-Vision, Inc.                                                                          53,225             2,540,429
           Lectec Corp.                                                                               3,800                 2,280
       *   Lexicon Genetics, Inc.                                                                   166,718               630,194
       *   Lifecell Corp.                                                                            87,300             1,604,574
       *   Lifecore Biomedical, Inc.                                                                 34,030               509,769
       *   Lifeline Systems, Inc.                                                                    24,246               861,460
     * #   Ligand Pharmaceuticals, Inc. Class B                                                     186,300             2,065,601
     * #   Lipid Sciences, Inc.                                                                      67,308               185,097
       *   Luminex Corp.                                                                             84,643               887,059
       *   Magellan Health Services, Inc.                                                            85,807             2,507,281
       *   Mannkind Corp.                                                                             6,500                84,305
     * #   Martek Biosciences Corp.                                                                  85,520             2,241,479
     * #   Matria Healthcare, Inc.                                                                   55,239             1,874,259
       *   Matritech, Inc.                                                                           29,500                18,290

       *   Matrixx Initiatives, Inc.                                                                 24,875               541,280
       *   Maxim Pharmaceuticals, Inc.                                                               64,233                79,007
       *   Maxygen, Inc.                                                                             92,852               685,248
       *   Medarex, Inc.                                                                            289,662             3,029,865
       *   MedCath Corp.                                                                             47,549               924,353
     * #   Med-Design Corp.                                                                          14,751                 9,293
       *   Medical Action Industries, Inc.                                                           26,939               508,339
       *   Medical Staffing Network Holdings, Inc.                                                   76,200               420,624
       *   MEDTOX Scientific, Inc.                                                                    7,545                56,663
     * #   Memory Pharmaceuticals Corp.                                                               4,400                 9,328
       *   Memry Corp.                                                                               74,900               144,557
       *   Merge Technologies, Inc.                                                                  57,244             1,633,744
           Meridian Bioscience, Inc.                                                                 67,756             1,265,005
       *   Merit Medical Systems, Inc.                                                               73,876               945,613
       *   Metabasis Therapeutics, Inc.                                                                 600                 3,480
       *   Metropolitan Health Networks, Inc.                                                       127,600               302,412
       *   MGI Pharma, Inc.                                                                          12,397               244,717
       *   Micro Therapeutics, Inc.                                                                 126,203               784,983
     * #   MicroIslet, Inc.                                                                          22,600                39,324
       *   Microtek Medical Holdings, Inc.                                                          113,116               419,660
       *   Milestone Scientific, Inc.                                                                17,500                21,875
       *   Miravant Medical Technologies                                                              1,800                   468
       *   Molecular Devices Corp.                                                                   44,340             1,190,529
       *   Molina Healthcare, Inc.                                                                   71,700             1,914,390
       *   Momenta Pharmaceutical, Inc.                                                              42,900               948,090
       *   Monogram Biosciences, Inc.                                                               311,835               558,185
       *   MTS Medication Technologies                                                                  500                 3,050
       *   Myogen, Inc.                                                                             105,973             2,303,853
       *   Myriad Genetics, Inc.                                                                     80,857             1,553,263
       *   Nabi Biopharmaceuticals                                                                  153,950               494,180
       *   Nanogen, Inc.                                                                            120,410               339,556
       *   Nastech Pharmaceutical Co., Inc.                                                          53,933               771,242
       *   National Dentex Corp.                                                                      5,150               103,964
           National Home Health Care Corp.                                                            7,065                69,732
       *   National Medical Health Card Systems, Inc.                                                12,200               337,452
           National Research Corp.                                                                    6,800               112,200
       *   Natus Medical, Inc.                                                                       46,900               775,726
           NDCHealth Corp.                                                                           96,700             1,821,828
       *   Nektar Therapeutics                                                                      227,083             3,819,536
       *   Neogen Corp.                                                                              23,543               472,932
       *   Neopharm, Inc.                                                                            61,617               581,664
       *   Neose Technologies, Inc.                                                                  65,901               115,327
       *   Neurobiological Technologies, Inc.                                                         2,700                10,827
       *   Neurogen Corp.                                                                            90,007               669,652
       *   Neurometric, Inc.                                                                         16,030               498,373
       *   New Brunswick Scientific Co., Inc.                                                         8,434                54,652
       *   New River Pharmaceuticals, Inc.                                                           13,917               657,578
     * #   NitroMed, Inc.                                                                            58,278               946,435
       *   NMT Medical, Inc.                                                                         32,199               594,716
       *   North American Scientific, Inc.                                                           38,550                90,207
     * #   Northfield Laboratories, Inc.                                                             69,985               897,208
       *   NovaMed, Inc.                                                                             57,567               393,758
     * #   Novavax, Inc.                                                                            113,371               393,397
       *   Noven Pharmaceuticals, Inc.                                                               61,608               832,324
       *   Novoste Corp.                                                                              5,950                15,470

       *   NPS Pharmaceuticals, Inc.                                                                 97,720             1,132,575
       *   Nutraceutical International Corp.                                                         29,064               373,763
     * #   Nutrition 21, Inc.                                                                           500                   350
       *   NuVasive, Inc.                                                                            64,552             1,110,294
       *   Nuvelo, Inc.                                                                             113,681               990,162
           NWH, Inc.                                                                                  4,100                54,674
     * #   OCA, Inc.                                                                                130,851                51,032
       *   Odyssey Healthcare, Inc.                                                                  93,300             1,727,916
       *   Omnicell, Inc.                                                                            67,176               670,416
       *   Onyx Pharmaceuticals, Inc.                                                                88,800             2,240,424
       *   Optical Sensors, Inc.                                                                      1,633                 4,409
           Option Care, Inc.                                                                         84,950             1,064,424
       *   OraSure Technologies, Inc.                                                               118,550             1,607,538
       *   Orchid Cellmark, Inc.                                                                     61,074               410,417
       *   Orthologic Corp.                                                                          95,763               397,416
     * #   Oscient Pharmaceutical Corp.                                                             193,192               376,724
       *   Osteotech, Inc.                                                                           43,800               157,680
           Owens & Minor, Inc.                                                                      103,900             2,946,604
       *   Oxigene, Inc.                                                                             52,400               249,424
       *   Pain Therapeutics, Inc.                                                                  120,522               871,374
     * #   PainCare Holdings, Inc.                                                                  136,600               506,786
     * #   Palatin Technologies, Inc.                                                                29,362               105,116
     * #   Palomar Medical Technologies, Inc.                                                        44,194             1,503,922
     * #   Panacos Pharmaceuticals, Inc.                                                            121,937               964,522
       *   Par Pharmaceutical Companies, Inc.                                                        85,400             2,272,494
       *   Parexel International Corp.                                                               65,862             1,354,781
       *   Patient Infosystems, Inc.                                                                    733                 2,529
       *   PDI, Inc.                                                                                 36,959               462,727
       *   Pediatric Services of America, Inc.                                                       18,080               293,258
       *   Penwest Pharmaceuticals Co.                                                               56,900               964,455
           Perrigo Co.                                                                              236,347             3,427,032
       *   Per-Se Technologies, Inc.                                                                 85,327             1,952,282
       *   Pharmacopia Drug Discovery, Inc.                                                          25,650                81,054
     * #   Pharmacyclics, Inc.                                                                       54,401               404,199
       *   Pharmanetics, Inc.                                                                           300                    65
       *   Pharmion Corp.                                                                            80,140             1,392,032
       *   PhotoMedex, Inc.                                                                         126,944               200,572
       *   Point Therapeutics, Inc.                                                                     660                 2,211
           PolyMedica Corp.                                                                          69,949             2,655,264
       *   Possis Medical, Inc.                                                                      45,254               452,540
       *   Pozen, Inc.                                                                               75,767               770,550
       *   PRAECIS Pharmaceuticals, Inc.                                                              7,830                30,772
     * #   Premier Laser Systems, Inc. Class A                                                        3,400                     3
       *   Progenics Pharmaceuticals, Inc.                                                           64,000             1,694,080
       *   ProxyMed, Inc.                                                                            10,379                47,224
       *   PSS World Medical, Inc.                                                                  170,700             2,811,429
           Psychemedics Corp.                                                                         8,025                93,090
       *   Psychiatric Solutions, Inc.                                                               66,633             3,759,434
       *   QuadraMed Corp.                                                                           37,706                52,788
       *   Questcor Pharmaceuticals, Inc.                                                            25,900                23,569
       *   Quidel Corp.                                                                              93,535             1,305,749
     * #   Quigley Corp.                                                                             23,306               328,615
       *   Radiation Therapy Services, Inc.                                                          59,400             2,253,636
       *   Radiologix, Inc.                                                                          58,000               179,800
       *   Regeneration Technologies, Inc.                                                           67,040               550,398

       *   Regeneron Pharmaceuticals, Inc.                                                          151,737             1,694,902
       *   RegeneRx Biopharmaceuticals, Inc.                                                          8,600                28,380
       *   RehabCare Group, Inc.                                                                     41,400               801,504
       *   Renovis, Inc.                                                                             75,500             1,197,430
       *   Repligen Corp.                                                                            78,800               233,248
       *   Res-Care, Inc.                                                                            53,530               926,604
       *   Retractable Technologies, Inc.                                                             2,900                12,122
       *   Rigel Pharmaceuticals, Inc.                                                               65,122             1,427,474
       *   Rita Medical Systems, Inc.                                                               108,721               446,843
       *   Rochester Medical Corp.                                                                    8,600                81,614
       *   Rural/Metro Corp.                                                                         13,600               120,360
       *   Salix Pharmaceuticals, Ltd.                                                                3,617                70,061
       *   Sangamo BioSciences, Inc.                                                                 65,997               260,688
       *   Santarus, Inc.                                                                            73,424               440,544
       *   Savient Pharmaceuticals, Inc.                                                             74,300               277,882
       *   Schick Technologies, Inc.                                                                  8,700               256,737
       *   SciClone Pharmaceuticals, Inc.                                                           120,169               471,062
       *   Seattle Genetics, Inc.                                                                   116,165               577,340
       *   Senesco Technologies, Inc.                                                                27,100                43,360
       *   Senomyx, Inc.                                                                             68,898               877,761
       *   Sequenom, Inc.                                                                            54,606                48,599
       *   SeraCare Life Sciences, Inc.                                                              25,689               563,360
       *   Serologicals Corp.                                                                        91,022             1,827,722
     * #   SFBC International, Inc.                                                                  47,818             1,008,482
     * #   Sirna Therapeutics, Inc.                                                                 159,775               567,201
       *   Sonic Innovations, Inc.                                                                   55,600               202,940
       *   SonoSite, Inc.                                                                            40,445             1,519,114
       *   Sonus Pharmaceuticals, Inc.                                                               67,150               294,789
           Span-American Medical System, Inc.                                                         2,600                26,910
       *   Specialty Laboratories, Inc.                                                              62,100               817,857
       *   Spectranetics Corp.                                                                       67,382               741,202
     * #   Spectrum Pharmaceuticals, Inc.                                                            38,608               159,837
       *   SRI/Surgical Express, Inc.                                                                 8,500                51,638
       *   Staar Surgical Co.                                                                        70,700               402,990
     * #   StemCells, Inc.                                                                            2,500                10,500
       *   Stereotaxis, Inc.                                                                         22,000               155,320
       *   Stratagene Corp.                                                                           4,826                49,708
       *   Strategic Diagnostics, Inc.                                                               50,950               168,135
       *   Sun Healthcare Group, Inc.                                                                40,192               294,205
       *   SunLink Health Systems, Inc.                                                               1,048                10,679
       *   Sunrise Senior Living, Inc.                                                              111,230             3,715,082
     * #   SuperGen, Inc.                                                                           139,459               780,970
       *   SurModics, Inc.                                                                           47,892             1,877,845
       *   Sybron Dental Specialties, Inc.                                                           96,600             4,225,284
       *   Symbion, Inc.                                                                             55,501             1,486,872
       *   Symmetry Medical, Inc.                                                                    93,300             1,713,921
       *   Synovis Life Technologies, Inc.                                                           29,100               236,874
       *   Synthetech, Inc.                                                                          12,900                 4,644
       *   Tanox, Inc.                                                                              117,270             1,947,855
       *   Telik, Inc.                                                                              136,000             2,282,080
       *   The Medicines Co.                                                                        129,292             2,362,165
       *   Theragenics Corp.                                                                         83,700               254,448
       *   Third Wave Technologies, Inc.                                                            106,573               292,010
       *   Thoratec Corp.                                                                           129,243             2,643,019
       *   Threshold Pharmaceuticals, Inc.                                                           15,600               209,196

       *   Titan Pharmaceuticals, Inc.                                                               81,500               123,065
       *   TLC Vision Corp.                                                                          31,060               198,784
     * #   Trestle Holdings, Inc.                                                                       450                    88
       *   Trimeris, Inc.                                                                            59,978               656,159
       *   TriPath Imaging, Inc.                                                                     99,752               614,472
       *   Tripos, Inc.                                                                              10,420                31,781
       *   TriZetto Group, Inc.                                                                     115,032             1,869,270
       *   U.S. Physical Therapy, Inc.                                                               31,298               619,387
       *   United Surgical Partners International, Inc.                                             106,557             3,698,593
       *   United Therapeutics Corp.                                                                 59,658             4,261,371
       *   Urologix, Inc.                                                                            37,442               162,498
           Utah Medical Products, Inc.                                                                4,900               142,002
       *   Varian, Inc.                                                                              88,499             3,713,418
     * #   Vascular Solutions, Inc.                                                                  39,400               336,476
     * #   Vaxgen, Inc.                                                                              41,100               362,245
       *   Ventana Medical Systems, Inc.                                                             94,342             3,633,110
       *   Ventiv Health, Inc.                                                                       70,177             1,730,565
       *   Vertex Pharmaceuticals, Inc.                                                                  58                 1,479
       *   Viasys Healthcare, Inc.                                                                   82,600             2,254,980
       *   Vical, Inc.                                                                               64,855               334,003
       *   Virbac Corp.                                                                              21,300                82,964
       *   ViroPharma, Inc.                                                                         151,421             2,645,325
     * #   Vision-Sciences, Inc.                                                                      5,000                 9,600
       *   VistaCare, Inc.                                                                           42,645               588,501
       *   Vital Images, Inc.                                                                        32,092               854,931
           Vital Signs, Inc.                                                                         32,740             1,562,680
       *   Vivus, Inc.                                                                              116,564               382,330
           West Pharmaceutical Services, Inc.                                                        82,600             2,062,522
       *   Wright Medical Group, Inc.                                                                88,826             1,722,336
       *   Zevex International, Inc.                                                                  3,300                43,263
       *   Zila, Inc.                                                                               117,729               394,392
       *   Zoll Medical Corp.                                                                        26,162               680,474
       *   Zymogenetics, Inc.                                                                       168,514             2,704,650
                                                                                                              -------------------
Total Health Care                                                                                                     401,387,064
                                                                                                              -------------------

Financials -- (12.4%)
       *   1st Constitution Bancorp                                                                     102                 2,167
           1st Independence Financial Group, Inc.                                                     2,900                53,186
           1st Source Corp.                                                                          54,031             1,365,363
       #   21st Century Holding Co.                                                                   9,350               126,225
           21st Century Insurance Group                                                             221,600             3,789,360
       *   A. B. Watley Group, Inc.                                                                   9,400                   249
           ABC Bancorp                                                                               32,224               648,347
           Abigail Adams National Bancorp, Inc.                                                         363                 5,242
     * #   Accredited Home Lenders Holding Co.                                                       58,556             2,536,646
       *   ACE Cash Express, Inc.                                                                    35,932               856,260
           Advanta Corp. Class A                                                                     25,217               772,397
           Advanta Corp. Class B Non-Voting                                                          50,642             1,639,788
       *   Aether Holdings, Inc.                                                                    118,442               412,178
     * #   Agility Capital, Inc.                                                                        500                     3
           Alabama National Bancorporation                                                           45,646             3,026,330
           Alfa Corp.                                                                               217,368             3,788,724
           Amcore Financial, Inc.                                                                    67,365             2,106,504
           Amegy Bancorporation, Inc.                                                               178,120             4,253,506
       *   AMEN Properties, Inc.                                                                      1,975                12,245

           Ameriana Bancorp                                                                           2,812                34,025
     * #   American Business Financial Services, Inc.                                                 4,774                   107
           American Equity Investment Life Holding Co.                                               69,900               822,024
       *   American Independence Corp.                                                                8,300                89,972
       *   American Physicians Capital, Inc.                                                         23,000             1,045,350
           American Physicians Services Group, Inc.                                                     100                 1,195
       *   American West Bancorporation                                                              12,841               295,985
       *   AmeriServe Financial, Inc.                                                                49,266               236,477
           Anchor Bancorp Wisconsin, Inc.                                                            58,517             1,808,175
       *   Arch Capital Group, Ltd.                                                                   5,000               262,300
       *   Argonaut Group, Inc.                                                                      81,622             2,595,580
           Arrow Financial Corp.                                                                     10,246               288,425
           ASB Financial Corp.                                                                          900                18,562
           ASTA Funding, Inc.                                                                        36,800               911,904
       *   Atlantic American Corp.                                                                   20,440                52,408
       *   Atlantic Coast Federal Corp.                                                                 597                 8,692
           Atlantic Liberty Financial Corp.                                                           1,700                48,620
           Baldwin & Lyons, Inc. Class B                                                             28,025               702,587
       *   Bancinsurance Corp.                                                                        5,700                21,375
           Bancorp Rhode Island, Inc.                                                                 2,100                71,715
       *   Bancshares of Florida, Inc.                                                               14,628               321,377
           Bank of Granite Corp.                                                                     16,100               309,120
       #   Bank of The Ozarks, Inc.                                                                  43,500             1,613,850
           BankAtlantic Bancorp, Inc. Class A                                                       150,685             2,100,549
           BankUnited Financial Corp. Class A                                                        77,975             1,987,583
           Banner Corp.                                                                              32,451             1,023,505
           Bar Harbor Bankshares                                                                        300                 7,965
           Bay View Capital Corp.                                                                    16,655               279,304
           Berkshire Hills Bancorp, Inc.                                                              2,500                81,475
           Beverly Hills Bancorp, Inc.                                                               46,237               451,735
       *   BFC Financial Corp.                                                                       10,638                60,317
       *   BNS Holding, Inc. Class A                                                                  4,020                25,627
           Boston Private Financial Holdings, Inc.                                                   88,200             2,734,200
           Bristol West Holdings, Inc.                                                               84,000             1,556,520
           Brooke Corp.                                                                                 400                 5,700
           Brookline Bancorp, Inc.                                                                  166,219             2,337,039
           Bryn Mawr Bank Corp.                                                                       1,600                34,480
           BWC Financial Corp.                                                                        1,900                69,350
           C&F Financial Corp.                                                                          300                11,550
           California First National Bancorp                                                         10,400               135,356
           Camco Financial Corp.                                                                      8,051               113,922
           Camden National Corp.                                                                        900                32,121
           Capital Bank Corp.                                                                         1,600                24,160
           Capital Corp. of the West                                                                 19,174               662,653
       *   Capital Crossing Bank                                                                     11,700               383,643
           Capital Southwest Corp.                                                                      300                27,813
           Capital Title Group, Inc.                                                                 40,019               247,317
           Capitol Bancorp, Ltd.                                                                     12,264               458,183
           Cardinal Financial Corp.                                                                  66,090               723,685
           Cash America International, Inc.                                                          78,800             1,784,820
       *   Cash Systems, Inc.                                                                        10,000                71,400
           Cavalry Bancorp, Inc.                                                                        500                12,215
       #   Center Bancorp, Inc.                                                                       3,866                42,062
           Center Financial Corp.                                                                    42,838             1,075,234
           Centerstate Banks of Florida, Inc.                                                         2,200                74,800

           Central Bancorp, Inc.                                                                      1,600                44,816
       *   Central Coast Bancorp                                                                      7,800               192,036
           Central Pacific Financial Corp.                                                           82,500             3,019,500
           Central Virginia Bankshares, Inc.                                                          2,202                61,359
           Century Bancorp, Inc. Class A                                                              1,000                30,000
       *   Ceres Group, Inc.                                                                         93,868               469,340
           CFS Bancorp, Inc.                                                                         23,020               320,669
           Charter Financial Corp.                                                                   22,111               775,212
           Chemical Financial Corp.                                                                  68,173             2,203,351
           Chittenden Corp.                                                                         126,153             3,755,575
           Citizens Banking Corp.                                                                   117,562             3,478,660
           Citizens First Bancorp, Inc.                                                              11,093               250,813
           Citizens South Banking Corp.                                                              16,729               203,605
     * #   Citizens, Inc.                                                                           101,686               540,970
           City Holding Co.                                                                          48,042             1,752,572
           Clark, Inc.                                                                               49,924               705,426
       *   CNA Surety Corp.                                                                         110,218             1,627,920
       #   CNB Financial Corp.                                                                        1,100                16,236
           CoBiz, Inc.                                                                               12,532               238,359
           Cohen & Steers, Inc.                                                                       7,200               131,688
           Columbia Banking System, Inc.                                                             42,387             1,222,865
           Commercial Bancshares, Inc.                                                                7,740               293,036
           Commercial Capital Bancorp, Inc.                                                          33,525               559,197
           Commercial Federal Corp.                                                                 102,700             3,536,988
           Commercial National Financial Corp.                                                        3,100                58,900
           Community Bancorp, Inc.                                                                      423                14,509
           Community Bank System, Inc.                                                               81,700             1,955,081
           Community Banks, Inc.                                                                      4,931               144,676
           Community Bankshares, Inc.                                                                   210                 3,527
           Community Central Bank Corp.                                                               1,600                21,200
           Community Trust Bancorp, Inc.                                                             18,104               595,622
           Community West Bancshares                                                                  5,400                76,356
     * #   CompuCredit Corp.                                                                         57,425             2,243,595
           Consolidated-Tokoma Land Co.                                                               6,000               386,340
       *   Consumer Portfolio Services, Inc.                                                          3,200                18,496
           Cooperative Bankshares, Inc.                                                               2,100                44,362
           Corus Bankshares, Inc.                                                                    72,744             4,275,892
       *   Covanta Holding Corp.                                                                    223,835             2,918,808
       *   Cowlitz Bancorporation                                                                       500                 6,955
           Crawford & Co. Class A                                                                    26,400               155,232
           Crawford & Co. Class B                                                                    24,500               147,000
       *   Credit Acceptance Corp.                                                                   92,799             1,466,224
           CVB Financial Corp.                                                                      165,717             3,337,540
       *   Dearborn Bancorp, Inc.                                                                         5                   127
           Delphi Financial Group, Inc. Class A                                                      73,250             3,470,585
           Delta Financial Corp.                                                                     55,200               441,048
           Dime Community Bancshares                                                                100,800             1,492,848
           Donegal Group, Inc. Class A                                                               27,270               660,752
           Donegal Group, Inc. Class B                                                                3,810                91,402
           EFC Bancorp, Inc.                                                                          4,500               153,675
           EMC Insurance Group, Inc.                                                                 16,860               329,782
       *   Encore Capital Group, Inc.                                                                60,600               992,628
       *   Epoch Holding Corp.                                                                        8,200                55,350
           ESB Financial Corp.                                                                       11,362               140,548
       *   eSpeed, Inc.                                                                              81,900               701,883

       *   EZCORP, Inc. Class A Non-Voting                                                           10,500               158,025
       #   F.N.B. Corp.                                                                             158,220             2,900,173
           FBL Financial Group, Inc. Class A                                                         72,400             2,269,740
           Federal Agriculture Mortgage Corporation                                                  26,400               735,768
           Fidelity Bankshares, Inc.                                                                 68,048             2,122,417
           Fidelity Southern Corp.                                                                    8,900               156,284
           Financial Federal Corp.                                                                   47,400             1,915,908
       *   Financial Industries Corp.                                                                12,082                96,052
       *   Firebrand Financial Group, Inc.                                                            9,100                   773
       *   First Acceptance Corp.                                                                   125,100             1,271,016
           First Albany Companies, Inc.                                                              14,598                99,120
           First Bancorp                                                                              9,015               198,600
           First Bancshares, Inc.                                                                         1                    17
       *   First Bank of Delaware                                                                     6,767                21,925
           First Busey Corp.                                                                          6,214               130,618
       *   First Cash Financial Services, Inc.                                                       42,181             1,223,249
           First Charter Corp.                                                                       79,508             1,990,880
           First Citizens BancShares, Inc.                                                            1,300               243,711
           First Commonwealth Financial Corp.                                                       188,951             2,548,949
           First Community Bancorp                                                                   43,200             2,236,032
           First Community Bancshares, Inc.                                                          29,461               909,756
           First Defiance Financial Corp.                                                            12,259               343,007
           First Federal Bancshares of Arkansas, Inc.                                                 5,700               142,500
           First Federal Bankshares, Inc.                                                             1,603                31,884
           First Financial Bancorp                                                                  117,353             2,259,045
           First Financial Bankshares, Inc.                                                          23,126               860,056
           First Financial Corp.                                                                      4,150               113,627
           First Financial Holdings, Inc.                                                            33,128             1,011,729
           First Franklin Corp.                                                                         300                 4,912
           First Indiana Corp.                                                                       39,122             1,367,314
       *   First Investors Financial Services Group, Inc.                                             5,300                32,966
           First Keystone Financial, Inc.                                                             2,000                40,350
           First M&F Corp.                                                                            4,200               143,850
       *   First Mariner Bancorp, Inc.                                                                6,200               109,864
           First Merchants Corp.                                                                     50,129             1,296,837
           First Midwest Bancorp, Inc.                                                                1,414                52,926
           First Mutual Bancshares, Inc.                                                              5,463               145,272
       #   First Niagara Financial Group, Inc.                                                      261,204             3,784,846
           First Oak Brook Bancshares, Inc.                                                           9,550               264,153
           First PacTrust Bancorp, Inc.                                                               8,000               222,000
           First Place Financial Corp.                                                               40,458               965,328
           First Republic Bank                                                                       69,225             2,683,853
       #   First South Bancorp, Inc.                                                                  5,800               220,400
           First State Bancorporation                                                                41,676             1,031,064
           First United Corp.                                                                         4,400                88,561
           Firstbank Corp.                                                                            3,076                73,996
           FirstBank NW Corp.                                                                         2,828                84,416
       *   FirstCity Financial Corp.                                                                 29,400               339,864
     * #   FirstFed Financial Corp.                                                                  44,900             2,350,066
           Flag Financial Corp.                                                                       6,400               103,040
           Flagstar Bancorp, Inc.                                                                   162,300             2,445,861
           Flushing Financial Corp.                                                                  51,921               872,273
           FMS Financial Corp.                                                                        4,800                82,560
           FNB Corp. NC                                                                               3,640                65,993
           FNB Financial Services Corp.                                                               3,181                50,069

           Foothill Independent Bancorp                                                              11,582               277,505
       *   FPIC Insurance Group, Inc.                                                                28,046             1,062,382
       *   Franklin Bank Corp.                                                                       63,357             1,172,104
           Frontier Financial Corp.                                                                  77,109             2,496,789
           GAMCO Investors, Inc.                                                                     18,200               824,460
           Gateway Financial Holdings, Inc.                                                          18,465               319,075
           GB & T Bancshares, Inc.                                                                    6,518               146,720
           Glacier Bancorp, Inc.                                                                     84,871             2,793,953
           Gold Banc Corporation, Inc.                                                               88,981             1,610,556
           Great American Financial Resources, Inc.                                                  54,000             1,087,020
           Great Southern Bancorp, Inc.                                                              14,750               448,547
           Greater Bay Bancorp                                                                      133,812             3,564,752
           Greater Community Bancorp                                                                  4,707                69,428
           Greene County Bancshares, Inc.                                                             7,500               209,100
       #   Greenhill & Co., Inc.                                                                     21,200             1,163,668
       *   Grubb & Ellis Co.                                                                         14,500               102,950
           Guaranty Bancshares, Inc.                                                                  2,900                53,070
           Guaranty Federal Bancshares, Inc.                                                          3,400                96,050
           Hancock Holding Co.                                                                       84,529             3,252,676
           Hanmi Financial Corp.                                                                    129,943             2,420,838
           Harbor Florida Bancshares, Inc.                                                           65,091             2,451,327
           Harleysville Group, Inc.                                                                  82,476             2,252,420
           Harleysville National Corp.                                                               74,075             1,564,464
           Heartland Financial USA, Inc.                                                              6,245               127,648
           Heritage Commerce Corp.                                                                    8,600               188,856
           Heritage Financial Corp.                                                                   7,875               188,921
           HF Financial Corp.                                                                         4,430                84,436
           Hilb Rogal Hamilton Co.                                                                   96,800             3,773,264
           HMN Financial, Inc.                                                                        4,300               127,233
       *   Hoenig Group Escrow Shares                                                                 7,900                     0
           Home Federal Bancorp                                                                       4,761               120,882
           HopFed Bancorp, Inc.                                                                       2,100                33,054
           Horace Mann Educators Corp.                                                              116,538             2,207,230
           Horizon Financial Corp.                                                                   25,974               588,311
           IBERIABANK Corp.                                                                          25,116             1,379,120
           IBT Bancorp, Inc.                                                                          2,100                92,085
           Independence Holding Co.                                                                   5,350                96,246
           Independent Bank Corp. MA                                                                 41,223             1,204,948
           Independent Bank Corp. MI                                                                 60,338             1,760,059
           Infinity Property & Casualty Corp.                                                        56,146             2,074,595
           Instinet Group, Inc.                                                                      32,471               164,628
           Integra Bank Corp.                                                                        46,338               993,950
           Interchange Financial Services Corp.                                                      23,954               430,932
       *   Investment Technology Group, Inc.                                                        110,100             4,281,789
       *   Investors Capital Holdings, Ltd.                                                             100                   300
           Investors Title Co.                                                                        1,400                60,186
           Irwin Financial Corp.                                                                     76,800             1,737,216
       *   ITLA Capital Corp.                                                                        10,800               566,460
           Jones Lang LaSalle, Inc.                                                                  80,500             4,023,390
     * #   Kennedy-Wilson, Inc.                                                                       8,600               124,485
           KNBT Bancorp, Inc.                                                                         6,984               114,468
       *   Knight Capital Group, Inc.                                                               277,323             2,806,509
     * #   LaBranche & Co., Inc.                                                                    112,200             1,198,296
       *   Ladenburg Thalmann Financial Services, Inc.                                               25,269                13,898
           Lakeland Bancorp, Inc.                                                                    15,317               232,053

           LandAmerica Financial Group, Inc.                                                         49,100             3,179,225
           Leesport Financial Corp.                                                                   2,751                63,834
           Lincoln Bancorp                                                                            1,200                19,200
           LNB Bancorp, Inc.                                                                          2,559                46,343
           LSB Bancshares, Inc.                                                                       5,136                91,678
           LSB Corp.                                                                                  4,200                71,400
           Macatawa Bank Corp.                                                                          800                30,512
           MAF Bancorp, Inc.                                                                         84,627             3,602,571
           Main Street Banks, Inc.                                                                   56,032             1,556,009
       *   Marlin Business Services, Inc.                                                            30,233               686,591
           MASSBANK Corp.                                                                             6,800               221,000
       *   Matrix Bancorp, Inc.                                                                       6,400               114,560
       *   Mays (J.W.), Inc.                                                                            200                 3,450
           MB Financial, Inc.                                                                        74,669             2,804,568
           MBT Financial Corp.                                                                       44,725               800,577
           MCG Capital Corp.                                                                        131,034             1,859,372
       *   Meadowbrook Insurance Group, Inc.                                                         77,500               503,750
           Medallion Financial Corp.                                                                 45,222               453,577
           Mercantile Bank Corp.                                                                      7,544               301,760
       *   Mercer Insurance Group, Inc.                                                               1,600                22,800
           Merchants Bancshares, Inc.                                                                 6,550               170,300
           Merchants Group, Inc.                                                                      1,300                38,382
           Meta Financial Group, Inc.                                                                 2,300                51,931
       *   Metris Companies, Inc.                                                                   159,000             2,383,410
           MetroCorp Bancshares, Inc.                                                                 6,800               185,640
           MFB Corp.                                                                                  1,300                35,951
           MicroFinancial, Inc.                                                                      19,600                68,404
           Midland Co.                                                                               10,890               411,642
           Mid-State Bancshares                                                                      59,903             1,671,893
           Midwest Banc Holdings, Inc.                                                               57,020             1,288,082
           MidWestOne Financial Group, Inc.                                                             196                 3,685
           Municipal Mortgage & Equity, L.L.C.                                                       99,100             2,510,203
           MutualFirst Financial, Inc.                                                                2,484                54,946
           Nara Bancorp, Inc.                                                                        58,811             1,100,942
           National Penn Bancshares, Inc.                                                           113,287             2,332,579
           National Western Life Insurance Co. Class A                                                1,000               220,000
       *   Navigators Group, Inc.                                                                    38,884             1,571,302
           NBC Capital Corp.                                                                            200                 4,800
           NBT Bancorp, Inc.                                                                         84,799             1,939,353
           NetBank, Inc.                                                                             55,733               411,867
           New Hampshire Thrift Bancshares, Inc.                                                        619                 8,666
           NewMil Bancorp, Inc.                                                                       4,501               136,830
       *   Newtek Business Services, Inc.                                                            86,488               135,786
       *   North Bay Bancorp                                                                            131                 3,833
           North Central Bancshares, Inc.                                                             1,700                65,790
           Northeast Bancorp                                                                            900                20,205
           Northrim BanCorp, Inc.                                                                     5,968               143,540
           Northway Financial, Inc.                                                                   2,500                87,500
           Northwest Bancorp, Inc.                                                                  133,009             2,943,489
           NYMAGIC, Inc.                                                                              8,700               223,764
           Oak Hill Financial, Inc.                                                                   3,900               128,700
           OceanFirst Financial Corp.                                                                32,780               789,998
       *   Ocwen Financial Corp.                                                                    157,434             1,328,743
           Ohio Casualty Corp.                                                                      134,503             3,981,289
           Ohio Valley Banc Corp.                                                                     1,800                45,315

           Old National Bancorp                                                                     134,100             2,936,790
           Old Second Bancorp, Inc.                                                                     100                 3,319
           Omega Financial Corp.                                                                      8,667               254,203
           PAB Bankshares, Inc.                                                                       2,100                37,695
           Pacific Capital Bancorp                                                                  120,147             4,483,886
       #   Pacific Continental Corp.                                                                  1,118                17,608
       *   Pacific Mercantile Bancorp                                                                11,520               196,877
       *   Pacific Premier Bancorp, Inc.                                                              3,800                44,905
           Pamrapo Bancorp, Inc.                                                                      5,800               124,671
       *   PanAmerican Bancorp                                                                          600                 2,694
           Park Bancorp, Inc.                                                                         1,200                36,000
           Parkvale Financial Corp.                                                                   5,600               155,960
           Partners Trust Financial Group, Inc.                                                      28,489               341,868
           PAULA Financial                                                                            6,000                12,000
       *   Pelican Financial, Inc.                                                                      300                 1,638
       *   Penn Treaty American Corp.                                                                37,000               369,630
           Pennfed Financial Services, Inc.                                                          14,400               277,056
           Penns Woods Bancorp, Inc.                                                                    924                35,606
       *   Pennsylvania Commerce Bancorp, Inc.                                                          775                25,606
           Peoples Bancorp of North Carolina                                                            700                15,442
           Peoples Bancorp, Inc. IN                                                                     400                 8,068
           Peoples Bancorp, Inc. OH                                                                   9,500               275,690
           PFF Bancorp, Inc.                                                                         63,600             1,942,980
           Pinnacle Bancshares, Inc.                                                                     35                   518
       *   Pinnacle Financial Partners, Inc.                                                         21,160               526,884
       *   Piper Jaffray Companies, Inc.                                                             52,200             2,074,428
       *   Placer Sierra Bancshares                                                                   1,700                48,450
       *   PMA Capital Corp. Class A                                                                 83,308               739,775
           Pocahontas Bancorp, Inc.                                                                   4,500                55,260
       *   Premier Financial Bancorp, Inc.                                                            5,100                71,400
           Presidential Life Corp.                                                                   76,892             1,483,247
       *   ProAssurance Corp.                                                                        78,450             3,905,241
           ProCentury Corp.                                                                          11,890               126,153
           Prosperity Bancshares, Inc.                                                               71,925             2,200,905
           Provident Bankshares Corp.                                                                86,293             3,075,483
           Provident Financial Holdings, Inc.                                                         8,125               223,356
           Provident Financial Services, Inc.                                                       186,453             3,354,289
           Provident New York Bancorp                                                               118,547             1,373,960
       *   PSB Bancorp, Inc.                                                                          1,600                20,624
           Pulaski Financial Corp.                                                                   23,800               421,260
           Rainier Pacific Financial Group, Inc.                                                     10,466               164,526
           Renasant Corp.                                                                             7,553               239,883
           Republic Bancorp, Inc.                                                                   199,258             2,474,786
           Republic Bancorp, Inc. Class A                                                            15,486               318,082
       *   Republic First Bancorp, Inc.                                                               9,803               119,106
       *   Rewards Network, Inc.                                                                     67,600               389,376
           Riverview Bancorp, Inc.                                                                    4,400                97,988
           RLI Corp.                                                                                 69,600             3,633,120
           Rome Bancorp, Inc.                                                                        11,600               126,440
           Royal Bancshares of Pennsylvania, Inc. Class A                                             4,418               105,634
       *   RTW, Inc.                                                                                 13,050               132,979
       #   Rurban Financial Corp.                                                                       790                 9,768
           S&T Bancorp, Inc.                                                                         69,581             2,674,694
           Sanders Morris Harris Group, Inc.                                                         53,039               905,376
           Sandy Spring Bancorp, Inc.                                                                38,350             1,420,484

           SCBT Financial Corp.                                                                         200                 6,666
       *   SCPIE Holdings, Inc.                                                                      10,000               206,000
       *   Seabright Insurance Holdings                                                               6,900                92,736
           Seacoast Banking Corp. of Florida                                                         44,453             1,079,319
           Security Bank Corp.                                                                        2,800                69,832
           Selective Insurance Group, Inc.                                                           74,261             4,156,388
       *   Siebert Financial Corp.                                                                   22,100                60,333
           Sierra Bancorp                                                                             3,870                89,203
           Simmons First National Corp. Class A                                                      36,827             1,031,893
           Sound Federal Bancorp, Inc.                                                               32,084               633,017
       *   Southcoast Financial Corp.                                                                 1,442                35,041
           Southern Banc Co., Inc.                                                                      200                 3,280
           Southside Banchares, Inc.                                                                    436                 8,724
           Southwest Bancorp, Inc.                                                                   35,676               805,207
       *   Standard Management Corp.                                                                  7,400                13,708
           State Auto Financial Corp.                                                               116,112             3,997,736
           Sterling Bancorp                                                                          50,243               999,847
           Sterling Bancshares, Inc.                                                                118,499             1,847,399
           Sterling Financial Corp. (PA)                                                              3,114                65,986
           Sterling Financial Corp./Spokane                                                          90,505             2,362,180
           Stewart Information Services Corp.                                                        45,600             2,305,536
       *   Stifel Financial Corp.                                                                    25,700               962,208
       *   Stratus Properties, Inc.                                                                   7,238               145,064
           Suffolk Bancorp                                                                           13,200               439,296
           Summit Bancshares, Inc.                                                                    6,112               112,216
           Summit Bank Corp.                                                                          2,420                38,720
       *   Sun Bancorp, Inc.                                                                         46,866               929,353
           Susquehanna Bancshares, Inc.                                                             122,191             2,996,123
       *   SVB Financial Group                                                                       67,458             3,244,055
           SWS Group, Inc.                                                                           33,418               689,079
           Synergy Financial Group, Inc.                                                                100                 1,224
           Taylor Capital Group, Inc.                                                                    57                 2,234
           Team Financial, Inc.                                                                       2,000                27,570
           Teche Holding Co.                                                                            700                27,356
       *   Tejon Ranch Co.                                                                           14,900               616,115
           Texas Regional Bancshares, Inc. Class A                                                  125,083             3,646,169
           Texas United Bancshares, Inc.                                                                100                 1,900
           TF Financial Corp.                                                                         2,600                74,477
       *   The Banc Corp.                                                                            51,578               609,652
       *   The Bancorp, Inc.                                                                          6,050               110,715
       *   The Enstar Group, Inc.                                                                       311                22,137
           The Phoenix Companies, Inc.                                                              256,500             3,488,400
       *   The Washtenaw Group, Inc.                                                                  1,500                   615
           TIB Financial Corp.                                                                          416                13,458
           TierOne Corp.                                                                             47,512             1,423,935
           Timberland Bancorp, Inc.                                                                   3,800                88,768
           Tompkins County Trustco, Inc.                                                                399                18,035
       *   Tower Financial Corp.                                                                      2,600                42,900
       *   Tradestation Group, Inc.                                                                 111,587             1,329,001
       *   Trammell Crow Co.                                                                         93,200             2,410,152
     * #   Trenwick Group, Ltd.                                                                      11,975                    21
       *   Triad Guaranty, Inc.                                                                      37,014             1,604,927
           Trico Bancshares                                                                          16,800               397,824
           TrustCo Bank Corp. NY                                                                    196,904             2,555,814
           UICI                                                                                     113,600             4,046,432

           UMB Financial Corp.                                                                       56,365             3,741,509
           Umpqua Holdings Corp.                                                                    116,336             3,073,597
       *   Unico American Corp.                                                                       5,400                48,546
           Union Bankshares Corp.                                                                     2,470               118,980
           Union Community Bancorp                                                                    3,300                88,341
       *   United America Indemnity, Ltd.                                                            23,343               442,350
           United Bankshares, Inc.                                                                  104,600             3,952,834
       *   United Capital Corp.                                                                       4,700               115,056
           United Community Banks, Inc.                                                             100,212             2,861,053
           United Community Financial Corp.                                                          80,872               953,481
           United Financial Corp.                                                                       660                17,259
       *   United Financial Mortgage Corp.                                                           10,100                56,358
           United Fire & Casualty Co.                                                                61,742             2,821,609
       *   United PanAm Financial Corp.                                                              10,552               247,233
       #   United Security Bancshares                                                                 3,500               108,955
           Unity Bancorp, Inc.                                                                        5,919                82,156
       *   Universal American Financial Corp.                                                       153,452             2,264,952
           Unizan Financial Corp.                                                                    32,197               847,747
           USB Holding Co., Inc.                                                                     25,605               558,210
           Vail Banks, Inc.                                                                           1,300                18,148
       *   Vesta Insurance Group, Inc.                                                               90,900                90,900
           Vineyard National Bancorp Co.                                                             11,400               332,538
       *   Virginia Commerce Bancorp, Inc.                                                            6,335               186,122
           Washington Banking Co.                                                                     6,140               109,538
           Washington Savings Bank, FSB                                                               2,300                18,929
           Washington Trust Bancorp, Inc.                                                            34,563               968,801
           Wayne Savings Bancshares, Inc.                                                             1,800                28,710
           Wesbanco, Inc.                                                                            58,261             1,864,352
           West Bancorporation                                                                       43,168               841,344
           West Coast Bancorp                                                                        38,029             1,002,064
           Westamerica Bancorporation                                                                    13                   710
           Westbank Corp.                                                                             7,340               111,789
       *   Western Sierra Bancorp                                                                     1,675                58,658
           Westwood Holdings Group, Inc.                                                              6,379               116,481
           Willow Grove Bancorp, Inc.                                                                32,463               509,020
           Wilshire Bancorp, Inc.                                                                    21,626               367,858
       *   Wilshire Enterprises, Inc.                                                                 7,307                56,556
           Wintrust Financial Corp.                                                                  61,919             3,478,609
       *   World Acceptance Corp.                                                                    47,909             1,319,414
           Yardville National Bancorp                                                                15,900               555,069
           Zenith National Insurance Corp.                                                           27,000             1,283,850
                                                                                                              -------------------
Total Financials                                                                                                      387,321,627
                                                                                                              -------------------

Energy -- (5.5%)
     * #   Abraxas Petroleum Corp.                                                                  113,900               755,157
           Adams Resources & Energy, Inc.                                                             4,600               102,120
       *   Allis-Chalmers Energy, Inc.                                                               38,700               420,282
     * #   American Oil & Gas, Inc.                                                                  70,400               297,792
       *   Arena Resources, Inc.                                                                     22,800               572,280
       *   Atlas America, Inc.                                                                       36,269             2,050,649
     * #   ATP Oil & Gas Corp.                                                                       78,800             2,845,468
       *   Atwood Oceanics, Inc.                                                                     41,500             2,946,085
           Barnwell Industries, Inc.                                                                  2,300                47,633
           Berry Petroleum Corp. Class A                                                             57,500             3,280,375
       *   Bolt Technology Corp.                                                                     13,000               107,640

     * #   BPZ Energy, Inc.                                                                             544                 2,176
       *   Brigham Exploration Co.                                                                  117,913             1,443,255
       *   Callon Petroleum Co.                                                                      52,262               925,037
           CARBO Ceramics, Inc.                                                                      65,350             3,854,343
       *   Carrizo Oil & Gas, Inc.                                                                   65,596             1,661,547
           Castle Energy Corp.                                                                       16,800               311,304
       *   Cimarex Energy Co.                                                                        39,869             1,551,303
           CKX Lands, Inc.                                                                            1,900                20,425
       *   Clayton Williams Energy, Inc.                                                             29,276             1,114,537
       *   Comstock Resources, Inc.                                                                 110,500             3,389,035
       *   Contango Oil & Gas Co.                                                                    38,500               382,305
       *   Dawson Geophysical Co.                                                                    17,900               550,604
     * #   Delta Petroleum Corp.                                                                    129,718             2,088,460
       *   Dril-Quip, Inc.                                                                           47,500             2,422,500
       *   Dune Energy, Inc.                                                                          2,100                 5,187
       *   Edge Petroleum Corp.                                                                      46,513             1,137,708
       *   Encore Acquisition Co.                                                                    43,100             1,337,824
     * #   Endeavour International Corp.                                                            208,700               751,320
       *   Energy Partners, Ltd.                                                                    102,400             2,369,536
       *   FX Energy, Inc.                                                                           76,003               870,994
       *   Gasco Energy, Inc.                                                                       194,295             1,325,092
       *   Giant Industries, Inc.                                                                    36,500             1,958,225
       *   Goodrich Petroleum Corp.                                                                  67,200             1,538,208
       *   Grey Wolf, Inc.                                                                          499,500             3,751,245
     * #   GSV, Inc.                                                                                  1,800                   324
           Gulf Island Fabrication, Inc.                                                             33,277               826,933
       *   Gulfmark Offshore, Inc.                                                                   54,914             1,833,029
       *   Hanover Compressor Co.                                                                   272,100             3,678,792
       *   Harvest Natural Resources, Inc.                                                           98,400               903,312
     * #   Horizon Offshore, Inc.                                                                    47,483                21,367
       *   Hornbeck Offshore Services, Inc.                                                          61,800             2,024,568
       *   Houston Exploration Co.                                                                   22,797             1,246,084
       *   Hydril Co.                                                                                51,444             3,297,560
       *   Infinity, Inc.                                                                            33,811               230,591
     * #   Input/Output, Inc.                                                                       214,300             1,594,392
       *   KCS Energy, Inc.                                                                         133,500             3,491,025
       *   Key Energy Group, Inc.                                                                   203,100             2,862,187
     * #   KFX, Inc.                                                                                178,300             2,255,495
       *   Lone Star Technologies, Inc.                                                              79,000             3,871,000
           Lufkin Industries, Inc.                                                                   32,100             1,436,475
           Maritrans, Inc.                                                                           19,010               549,199
           MarkWest Hydrocarbon, Inc.                                                                19,785               433,291
     * #   Matrix Service Co.                                                                        53,494               498,029
     * #   Maverick Tube Corp.                                                                      112,300             4,273,015
     * #   McMoran Exploration Co.                                                                   63,964             1,157,748
       *   Meridian Resource Corp.                                                                  218,200               898,984
       *   Mexco Energy Corp.                                                                           300                 2,340
       *   Miller Petroleum, Inc.                                                                       569                   654
       *   Mitcham Industries, Inc.                                                                  23,900               351,091
       *   NATCO Group, Inc. Class A                                                                 42,400               983,680
     * #   Natural Gas Services Group                                                                20,789               472,950
       *   Newpark Resources, Inc.                                                                  229,400             1,681,502
       *   NS Group, Inc.                                                                            58,200             2,388,528
       *   Oceaneering International, Inc.                                                           67,900             3,462,900
       *   Offshore Logistics, Inc.                                                                  61,000             1,869,650

       *   Oil States International, Inc.                                                           125,931             4,289,210
     * #   OMNI Energy Services Corp.                                                                40,200               121,806
           Panhandle Royalty Co.                                                                        600                19,026
       *   Parallel Petroleum Corp.                                                                  97,000             1,591,770
       *   Parker Drilling Co.                                                                      253,900             2,419,667
           Penn Virginia Corp.                                                                       48,500             2,893,510
       *   Petrocorp, Inc. Escrow Shares                                                              6,900                   414
       *   Petrohawk Energy Corp.                                                                   189,426             2,521,260
       *   Petroleum Development Corp.                                                               41,733             1,408,489
       *   Pioneer Drilling Co.                                                                       1,500                26,280
       *   Remington Oil & Gas Corp.                                                                 74,600             2,496,116
       *   Rentech, Inc.                                                                            275,700               854,670
           Resource America, Inc.                                                                    52,253               874,715
     * #   Royale Energy, Inc.                                                                        6,531                43,496
           RPC, Inc.                                                                                112,200             3,725,040
       *   SEACOR Holdings, Inc.                                                                     59,607             4,014,531
       *   Spinnaker Exploration Co.                                                                 85,890             5,606,040
           St. Mary Land & Exploration Co.                                                          112,500             4,007,250
       *   Stone Energy Corp.                                                                        70,363             3,124,117
       *   Superior Energy Services, Inc.                                                           193,000             4,201,610
       *   Swift Energy Corp.                                                                        74,200             3,427,298
     * #   Syntroleum Corp.                                                                         145,026             1,170,360
       *   T-3 Energy Services, Inc.                                                                  1,250                13,025
       *   Tengasco, Inc.                                                                               217                    98
           Tesoro Petroleum Corp.                                                                        95                 5,232
     * #   Teton Energy Corp.                                                                        27,700               150,411
       *   TETRA Technologies, Inc.                                                                  89,200             2,613,560
       *   TGC Industries, Inc.                                                                      28,800               176,256
       *   Torch Offshore, Inc.                                                                          30                     2
     * #   Toreador Resources Corp.                                                                   8,100               184,599
     * #   Transmeridian Exploration, Inc.                                                          213,100             1,001,570
       *   TransMontaigne, Inc.                                                                     131,200               818,688
     * #   Tri-Valley Corp.                                                                          60,900               611,436
       *   U.S. Energy Corp. Wyoming                                                                 11,100                47,508
       *   Universal Compression Holdings, Inc.                                                      83,949             3,389,861
           USEC, Inc.                                                                               217,331             2,390,641
       *   VAALCO Energy, Inc.                                                                      153,500               618,605
       *   Veritas DGC, Inc.                                                                         90,900             2,972,430
       *   Warren Resources, Inc.                                                                   122,800             1,926,732
       *   Westmoreland Coal Co.                                                                     21,300               456,885
       *   W-H Energy Services, Inc.                                                                 73,600             2,453,088
       *   Whiting Petroleum Corp.                                                                   94,160             3,902,932
           World Fuel Services Corp.                                                                 73,500             2,524,725
                                                                                                              -------------------
Total Energy                                                                                                          171,879,305
                                                                                                              -------------------

Materials -- (4.8%)
       *   AEP Industries, Inc.                                                                      16,811               386,653
       *   AK Steel Holding Corp.                                                                   297,900             2,469,591
           Albemarle Corp.                                                                           76,481             2,814,501
       *   Aleris International, Inc.                                                                83,884             2,789,143
           AMCOL International Corp.                                                                 80,600             1,640,210
       *   American Pacific Corp.                                                                     7,000                29,470
       #   American Vanguard Corp.                                                                   23,142               533,423
           Arch Chemicals, Inc.                                                                      61,722             1,755,991
           Atlantis Plastics, Inc.                                                                    4,300                37,539

       *   Badger Paper Mills, Inc.                                                                   1,000                    80
           Bairnco Corp.                                                                              7,100                69,154
           Balchem Corp.                                                                             11,550               318,549
       *   Brush Engineered Materials, Inc.                                                          51,700               821,513
       *   Buckeye Technologies, Inc.                                                                97,883               745,868
           Calgon Carbon Corp.                                                                      107,500               619,200
     * #   Canyon Resources Corp.                                                                    61,900                50,758
       *   Caraustar Industries, Inc.                                                                75,366               743,109
           Carpenter Technology Corp.                                                                65,900             4,319,745
       *   Castle (A.M.) & Co.                                                                       29,937               618,199
       *   Century Aluminum Co.                                                                      83,990             1,941,849
       *   CFC International, Inc.                                                                    3,750                58,744
       *   Chaparral Steel Co.                                                                       57,200             1,430,000
           Chemtura Corp.                                                                           504,640             6,080,912
           Chesapeake Corp.                                                                          51,602               908,195
       #   Cleveland-Cliffs, Inc.                                                                    26,400             2,515,656
       *   Coeur d'Alene Mines Corp.                                                                678,000             2,922,180
           Commercial Metals Co.                                                                     12,500               438,750
           Compass Minerals International, Inc.                                                      86,000             2,070,880
       *   Constar International, Inc.                                                               32,502                97,506
       *   Continental Materials Corp.                                                                  300                 9,225
       *   Core Molding Technologies, Inc.                                                            8,700                59,595
           CPAC, Inc.                                                                                 6,620                27,539
           Deltic Timber Corp.                                                                       33,171             1,493,358
       *   Detrex Corp.                                                                                 500                 2,113
       *   Devcon International Corp.                                                                 3,500                37,520
           Eagle Materials, Inc. Class B                                                             20,800             2,282,800
       #   Empire Resources, Inc.                                                                     8,500                72,675
       *   Environmental Technologies Corp.                                                           3,700                     2
           Ferro Corp.                                                                              114,300             2,160,270
           Flamemaster Corp.                                                                            189                   898
           Friedman Industries, Inc.                                                                  9,658                57,369
           Fuller (H.B.) Co.                                                                         79,009             2,447,699
           Georgia Gulf Corp.                                                                        89,200             2,485,112
           Gibraltar Industries, Inc.                                                                76,304             1,677,925
           Glatfelter (P.H.) Co.                                                                    115,000             1,658,300
       *   Graphic Packaging Corp.                                                                  337,500               918,000
           Greif, Inc. Class A                                                                       30,100             1,807,505
           Hawkins, Inc.                                                                             12,100               170,610
       *   Headwaters, Inc.                                                                         112,800             4,019,064
       *   Hecla Mining Co.                                                                         298,100             1,055,274
       *   Hercules, Inc.                                                                           238,300             2,802,408
       *   ICO, Inc.                                                                                 13,920                36,053
       *   Impreso, Inc.                                                                              5,200                 5,616
       *   Keystone Consolidated Industries, Inc.                                                     2,100                    55
           Kronos Worldwide, Inc.                                                                       688                21,706
       *   Landec Corp.                                                                              63,890               470,869
       *   Lesco, Inc.                                                                               17,700               280,545
     * #   Liquidmetal Technologies, Inc.                                                            68,495                75,345
           Longview Fibre Co.                                                                       145,800             3,099,708
           MacDermid, Inc.                                                                           79,300             2,252,913
       *   Material Sciences Corp.                                                                   38,300               555,733
       *   Maxxam, Inc.                                                                               9,700               320,100
           Metal Management, Inc.                                                                    65,200             1,641,084
       *   Metals USA, Inc.                                                                          50,880             1,119,360

           Minerals Technologies, Inc.                                                               53,200             3,012,184
     * #   Mines Management, Inc.                                                                    30,400               221,920
       *   Mod-Pac Corp.                                                                              7,727                88,861
           Myers Industries, Inc.                                                                    90,719             1,269,159
     * #   Nanophase Technologies Corp.                                                              46,498               280,848
           Nevada Chemicals, Inc.                                                                     2,400                15,000
       *   NewMarket Corp.                                                                           44,500               975,440
           Niagara Corp.                                                                              8,000               124,600
           NL Industries, Inc.                                                                      127,076             1,880,725
           NN, Inc.                                                                                  44,275               440,094
           Northern Technologies International Corp.                                                  4,000                23,960
       *   Northwest Pipe Co.                                                                         8,400               206,304
           Olin Corp.                                                                               187,152             3,602,676
       *   Olympic Steel, Inc.                                                                       26,500               561,800
       *   OM Group, Inc.                                                                            71,500             1,128,270
       *   OMNOVA Solutions, Inc.                                                                   105,900               497,730
       *   Oregon Steel Mills, Inc.                                                                  92,900             2,540,815
           Packaging Dynamics Corp.                                                                   4,020                41,201
           Penford Corp.                                                                              7,500                99,750
       *   Pioneer Companies, Inc.                                                                   29,500               732,485
       *   PolyOne Corp.                                                                            228,800             1,320,176
           Pope & Talbot, Inc.                                                                       43,400               346,766
           Potlatch Corp.                                                                            75,800             3,664,172
           Quaker Chemical Corp.                                                                     26,120               468,332
           Quanex Corp.                                                                              66,050             4,085,193
           Reliance Steel & Aluminum Co.                                                             80,457             5,190,281
           Roanoke Electric Steel Corp.                                                              10,129               235,904
           Rock of Ages Corp.                                                                         4,400                18,480
           Rock-Tenn Co. Class A                                                                     94,800             1,260,840
           Rotonics Manufacturing, Inc.                                                               3,400                 9,622
       #   Royal Gold, Inc.                                                                          60,235             1,567,315
       *   RTI International Metals, Inc.                                                            59,800             2,230,540
       #   Ryerson Tull, Inc.                                                                        65,700             1,484,163
           Schnitzer Steel Industries, Inc. Class A                                                  60,451             2,084,955
           Schulman (A.), Inc.                                                                       80,055             1,672,349
           Schweitzer-Maudoit International, Inc.                                                    37,400               890,494
           Sensient Technologies Corp.                                                              118,700             2,156,779
           Silgan Holdings, Inc.                                                                     96,726             3,413,461
       *   Southwall Technologies, Inc.                                                              12,600                 8,190
           Spartech Corp.                                                                            83,400             1,768,914
           Steel Dynamics, Inc.                                                                     112,758             3,903,682
           Steel Technologies, Inc.                                                                  34,450               912,581
           Stepan Co.                                                                                10,000               258,300
       *   Stillwater Mining Co.                                                                    237,400             2,537,806
           Summa Industries, Inc.                                                                     5,100                40,647
       *   Symyx Technologies, Inc.                                                                  86,300             2,351,675
       *   Synalloy Corp.                                                                             5,800                58,957
     * #   Terra Industries, Inc.                                                                   243,200             1,461,632
           Texas Industries, Inc.                                                                    60,200             3,002,776
     * #   Titanium Metals Corp.                                                                     78,200             4,938,330
       *   U.S. Aggregates, Inc.                                                                      1,600                     8
       *   U.S. Concrete, Inc.                                                                       76,800               631,296
       *   UFP Technologies, Inc.                                                                     3,700                 9,050
       *   United States Lime & Minerals, Inc.                                                        5,496               160,428
       *   Universal Stainless & Alloy Products, Inc.                                                 6,805                96,400

           Vulcan International Corp.                                                                   700                37,363
           Wausau-Mosinee Paper Corp.                                                               129,936             1,535,844
       *   Webco Industries, Inc.                                                                       600                42,150
           Wellman, Inc.                                                                             69,200               535,608
       *   Williams Industries, Inc.                                                                  1,200                 2,040
           Worthington Industries, Inc.                                                              94,429             1,915,964
     * #   Zoltek Companies, Inc.                                                                    44,000               387,200
                                                                                                              -------------------
Total Materials                                                                                                       150,792,201
                                                                                                              -------------------

Consumer Staples -- (3.1%)
       *   Advanced Nutraceuticals, Inc.                                                                700                 2,625
           Alico, Inc.                                                                                6,800               311,508
           Alliance One International, Inc.                                                         220,216               673,861
           American Italian Pasta Co.                                                                45,800               283,502
       *   Atlantic Premium Brands, Ltd.                                                              2,000                 2,250
       *   Boston Beer Co., Inc. Class A                                                             26,600               719,796
       *   Bridgford Foods Corp.                                                                     10,100                70,902
       *   Cagle's, Inc. Class A                                                                      2,000                16,600
       *   Calavo Growers, Inc.                                                                      25,243               256,216
       #   Cal-Maine Foods, Inc.                                                                     55,700               348,682
       *   Carrington Laboratories, Inc.                                                             10,972                47,728
           Casey's General Stores, Inc.                                                             136,510             3,142,460
           CCA Industries, Inc.                                                                      17,666               145,921
       *   Central European Distribution Corp.                                                       54,827             2,396,488
       *   Central Garden & Pet Co.                                                                  52,500             2,311,050
       *   Chattem, Inc.                                                                             52,000             1,652,040
           Chiquita Brands International, Inc.                                                      113,596             2,362,797
           Coca-Cola Bottling Co. Consolidated                                                        5,900               271,400
           Corn Products International, Inc.                                                         37,400               832,150
       *   Cruzan International, Inc.                                                                 5,520               155,333
       *   Cuisine Solutions, Inc.                                                                   21,600               178,200
       *   Darling International, Inc.                                                              167,200               566,808
           Delta & Pine Land Co.                                                                    100,600             2,370,136
       *   Elizabeth Arden, Inc.                                                                     76,300             1,452,752
           Farmer Brothers Co.                                                                       22,400               456,288
     * #   Female Health Co.                                                                          9,000                13,500
           Flowers Foods, Inc.                                                                      163,437             4,236,287
       *   Foodarama Supermarkets, Inc.                                                               1,100                41,525
       *   Fresh Brands, Inc.                                                                         5,000                30,450
       *   Galaxy Nutritional Foods, Inc.                                                            11,100                15,540
     * #   Gardenburger, Inc.                                                                         4,000                    32
       *   Genesee Corp. Class B                                                                        200                   339
       *   Glacier Water Services, Inc.                                                               3,500                66,500
           Golden Enterprises, Inc.                                                                  11,430                38,862
       *   Great Atlantic & Pacific Tea Co., Inc.                                                   110,800             3,341,728
       *   Green Mountain Coffee, Inc.                                                               20,101               824,543
       *   Griffin Land & Nurseries, Inc. Class A                                                     2,200                54,780
       *   Hain Celestial Group, Inc.                                                                95,895             2,141,335
       *   Hines Horticulture, Inc.                                                                  21,300                79,875
       *   IGI, Inc.                                                                                  2,100                 1,953
           Imperial Sugar Co. (New)                                                                  25,720               355,193
       *   Imperial Sugar Co. (Old)                                                                  14,551                     0
           Ingles Market, Inc. Class A                                                               31,359               528,086
       *   Integrated Biopharma, Inc.                                                                31,800               127,200
           Inter Parfums, Inc.                                                                       52,736               873,308

       *   Interstate Bakeries Corp.                                                                 81,300               644,302
           J & J Snack Foods Corp.                                                                   24,110             1,464,441
       *   Katy Industries, Inc.                                                                      8,700                18,792
           Lancaster Colony Corp.                                                                    87,485             3,411,915
           Lance, Inc.                                                                               81,300             1,491,042
     * #   Lifeway Foods, Inc.                                                                        4,100                44,661
           Longs Drug Stores Corp.                                                                   95,000             4,049,850
       *   M&F Worldwide Corp.                                                                       48,300               821,100
       #   Mannatech, Inc.                                                                           13,100               170,824
           Marsh Supermarkets, Inc. Class A                                                           1,600                17,552
           Marsh Supermarkets, Inc. Class B                                                           4,400                47,124
       *   Maui Land & Pineapple Co., Inc.                                                           14,200               491,178
     * #   Medifast, Inc.                                                                            34,100               183,799
           MGP Ingredients, Inc.                                                                     42,555               479,595
       *   Monterey Pasta Co.                                                                        31,100               134,041
           Nash Finch Co.                                                                            33,440               898,533
       *   National Beverage Corp.                                                                   40,000               299,600
       *   Natrol, Inc.                                                                              11,900                23,800
       *   Natural Alternatives International, Inc.                                                   5,300                30,634
     * #   Natural Health Trends Corp.                                                               10,874               111,024
           Nature's Sunshine Products, Inc.                                                          40,784               750,833
       *   NBTY, Inc.                                                                               150,700             2,956,734
           Nu Skin Enterprises, Inc. Class A                                                        121,200             2,106,456
           Oil-Dri Corp. of America                                                                   4,100                73,759
       *   Omega Protein Corp.                                                                       62,000               373,860
     * #   Parlux Fragrances, Inc.                                                                   22,923               659,724
       *   Pathmark Stores, Inc.                                                                    134,979             1,452,374
       *   Peet's Coffee & Tea, Inc.                                                                 39,257             1,218,930
       *   Performance Food Group Co.                                                               123,587             3,509,871
       *   Pizza Inn, Inc.                                                                            9,700                25,705
       *   Playtex Products, Inc.                                                                   168,500             2,359,000
       *   PriceSmart, Inc.                                                                          65,168               540,243
           Pyramid Breweries, Inc.                                                                    5,700                13,338
           Ralcorp Holdings, Inc.                                                                    77,600             3,235,144
       *   Redhook Ale Brewery, Inc.                                                                 10,500                32,781
       #   Reliv International, Inc.                                                                 41,822               409,019
       *   Revlon, Inc.                                                                             890,200             2,225,500
           Rocky Mountain Chocolate Factory, Inc.                                                     8,221               128,248
           Ruddick Corp.                                                                            124,900             2,524,229
       *   San Filippo (John B.) & Son, Inc.                                                         19,393               265,878
           Sanderson Farms, Inc.                                                                     53,400             1,902,108
       *   Scheid Vineyards, Inc.                                                                     2,200                15,070
       *   Schiff Nutrition International, Inc.                                                      10,200                55,896
           Seaboard Corp.                                                                             1,400             2,408,000
       *   Seneca Foods Corp. Class A                                                                   200                 3,649
       *   Seneca Foods Corp. Class B                                                                 1,300                23,725
       *   Smart & Final Food, Inc.                                                                  80,700             1,089,450
       *   Spartan Stores, Inc.                                                                      54,375               544,294
       *   Spectrum Brands, Inc.                                                                     81,100             1,459,800
     * #   Star Scientific, Inc.                                                                    190,495               495,287
           Stephan Co.                                                                                3,400                10,676
       *   Suncoast Nutriceuticals, Inc.                                                                316                     9
           Tasty Baking Co.                                                                          20,500               159,900
           The Topps Co., Inc.                                                                      105,448               837,257
       *   Tofutti Brands, Inc.                                                                       8,900                27,590

       *   United Natural Foods, Inc.                                                               108,413             3,044,237
           United-Guardian, Inc.                                                                      1,900                20,045
           Universal Corp.                                                                           64,400             2,600,472
     * #   USANA Health Services, Inc.                                                               50,860             2,007,953
       #   Vector Group, Ltd.                                                                       114,870             2,164,151
       *   Vermont Pure Holdings, Ltd.                                                               16,800                31,584
           WD-40 Co.                                                                                 43,589             1,197,390
           Weis Markets, Inc.                                                                        74,107             3,119,905
       *   Wild Oats Markets, Inc.                                                                   74,869               904,418
     * #   Winn-Dixie Stores, Inc.                                                                  331,700               201,508
                                                                                                              -------------------
Total Consumer Staples                                                                                                 97,818,336
                                                                                                              -------------------

Utilities -- (2.2%)
           ALLETE, Inc.                                                                              81,400             3,764,750
           American States Water Co.                                                                 45,450             1,390,770
       *   Aquila, Inc.                                                                           1,013,100             3,596,505
           Artesian Resources Corp. Class A                                                           3,415               101,597
           Avista Corp.                                                                             131,700             2,324,505
           BIW, Ltd.                                                                                    800                14,736
           Black Hills Corp.                                                                         88,759             3,244,141
           California Water Service Group                                                            49,800             1,770,390
     * #   Calpine Corp.                                                                             26,630                13,581
           Cascade Natural Gas Corp.                                                                 30,900               626,961
           Central Vermont Public Service Corp.                                                      31,800               648,720
           CH Energy Group, Inc.                                                                     42,800             1,998,760
           Chesapeake Utilities Corp.                                                                15,100               470,365
           Cleco Corp.                                                                              135,500             2,991,840
           Connecticut Water Services, Inc.                                                          11,887               299,909
           Delta Natural Gas Co., Inc.                                                                7,120               181,916
           Duquesne Light Holdings, Inc.                                                            211,100             3,578,145
       *   Dynegy, Inc.                                                                              20,100                96,279
       *   El Paso Electric Co.                                                                     130,100             2,814,063
           Empire District Electric Co.                                                              70,500             1,431,855
           Energy West, Inc.                                                                          3,800                36,100
           EnergySouth, Inc.                                                                         20,503               567,728
       *   Environmental Power Corp.                                                                 21,700               165,788
           Florida Public Utilities Co.                                                               5,849                82,763
           Green Mountain Power Corp.                                                                12,100               357,434
           IDACORP, Inc.                                                                            114,600             3,267,246
           Laclede Group, Inc.                                                                       55,300             1,649,599
           Maine & Maritimes Corp.                                                                    1,600                27,360
           MGE Energy, Inc.                                                                          53,527             1,879,868
           Middlesex Water Co.                                                                        8,400               160,020
           New Jersey Resources Corp.                                                                71,800             3,052,218
           Northwest Natural Gas Co.                                                                 72,100             2,477,356
           NorthWestern Corp.                                                                        58,599             1,815,397
           Otter Tail Corp.                                                                          76,360             2,294,618
           Peoples Energy Corp.                                                                      39,000             1,401,270
           Piedmont Natural Gas Co.                                                                   3,000                70,470
           PNM Resources, Inc.                                                                       92,939             2,413,626
           RGC Resources, Inc.                                                                        3,464                88,505
           SEMCO Energy, Inc.                                                                        77,000               458,920
       *   Sierra Pacific Resources                                                                 278,200             3,750,136
           SJW Corp.                                                                                  8,700               443,700
           South Jersey Industries, Inc.                                                             73,128             2,102,430

       *   Southern Union Co.                                                                             0                   17
           Southwest Gas Corp.                                                                      100,300             2,659,956
           Southwest Water Co.                                                                       50,969               691,140
           UIL Holdings Corp.                                                                        38,500             1,860,320
           Unisource Energy Corp.                                                                    90,380             2,924,697
           Unitil Corp.                                                                               5,800               147,204
           WGL Holdings, Inc.                                                                        15,400               468,468
                                                                                                              -------------------
Total Utilities                                                                                                        68,674,142
                                                                                                              -------------------

Telecommunication Services -- (1.2%)
       *   @Road, Inc.                                                                              164,800               817,408
           Alaska Communications Systems Group, Inc.                                                118,711             1,188,297
       *   Boston Communications Group, Inc.                                                         44,700                48,723
     * #   Broadwing Corp.                                                                          196,424             1,319,969
       *   Centennial Communications Corp.                                                          209,682             3,327,653
       *   Cincinnati Bell, Inc.                                                                    668,000             2,605,200
       *   Cogent Communications Group, Inc.                                                         93,935               509,128
           Commonwealth Telephone Enterprises, Inc.                                                  59,100             2,048,406
       *   Covista Communications, Inc.                                                               2,900                 3,480
           CT Communications, Inc.                                                                   51,260               631,523
           D&E Communications, Inc.                                                                  37,974               343,665
     * #   Dobson Communications Corp.                                                              390,576             2,878,545
           FairPoint Communications, Inc.                                                             6,500                77,675
       *   General Communications, Inc. Class A                                                     138,181             1,402,537
       *   GoAmerica, Inc.                                                                               56                   244
           Hector Communications Corp.                                                                3,600               102,240
           Hickory Tech Corp.                                                                        15,500               122,450
       *   IDT Corp.                                                                                 44,778               539,575
       *   IDT Corp. Class B                                                                        193,100             2,355,820
       *   LCC International, Inc. Class A                                                           50,241               150,723
       *   Lynch Interactive Corp.                                                                       28                67,186
       *   Metro One Telecommunications, Inc.                                                        24,950                11,477
     * #   Network Plus Corp.                                                                        14,500                    16
           North Pittsburgh Systems, Inc.                                                            39,306               769,611
       *   Pac-West Telecomm, Inc.                                                                   21,200                18,232
       *   Premiere Global Services, Inc.                                                           188,337             1,423,828
       *   Price Communications Corp.                                                               147,170             2,232,569
     * #   Primus Telecommunications Group, Inc.                                                    147,357               142,936
       *   Rural Cellular Corp. Class A                                                              31,293               434,973
       *   SBA Communications Corp.                                                                 223,013             4,112,360
       *   Shared Technologies Cellular, Inc.                                                        10,100                    13
       *   SunCom Wireless Holdings, Inc.                                                           172,600               440,130
           SureWest Communications                                                                   38,212             1,081,400
       *   TALK America Holdings, Inc.                                                               78,109               749,846
       *   Teleglobe International Holdings, Ltd.                                                    10,900                47,633
       *   Time Warner Telecom, Inc.                                                                144,187             1,355,358
       *   UbiquiTel, Inc.                                                                          251,267             2,457,391
       *   US LEC Corp.                                                                              74,086               137,059
           USA Mobility, Inc.                                                                        41,100             1,122,030
           Warwick Valley Telephone Co.                                                                 300                 6,024
       *   Wireless Facilities, Inc.                                                                187,604             1,039,326
       *   WQN, Inc.                                                                                  1,500                 2,355
       *   Xeta Corp.                                                                                12,900                27,735
                                                                                                              -------------------
Total Telecommunication Services                                                                                       38,152,749
                                                                                                              -------------------

Other -- (0.0%)
       *   Big 4 Ranch, Inc.                                                                          3,200                     0
       *   Breed Technologies, Inc.                                                                  36,800                   442
       *   DLB Oil & Gas, Inc.                                                                        1,300                     0
     * #   EquiMed, Inc. Nevis                                                                        2,250                     0
       *   iGo Escrow Share                                                                           4,100                     0
       *   Noel Group, Inc.                                                                           8,000                    40
       *   PDS Gaming Corp. Escrow Shares                                                             1,100                 1,650
       *   Starbiz Restrictive Shares                                                                     2                     0
       *   Swisher International, Inc.                                                                  700                 3,885
                                                                                                              -------------------
Total Other                                                                                                                 6,017
                                                                                                              -------------------

TOTAL COMMON STOCKS                                                                                                 2,877,933,009
                                                                                                              -------------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
       *   American Banknote Corp. Warrants Series 1 10/01/07                                            30                     0
       *   American Banknote Corp. Warrants Series 2 10/01/07                                            30                     0
     * #   Angeion Corp. Warrants 10/31/20                                                              215                     0
       *   Biotime Rights 11/30/05                                                                    4,300                     0
       *   CSF Holding, Inc. Litigation Rights                                                        3,250                     0
       *   Del Global Technologies Corp. Warrants 03/28/08                                              971                 1,699
       *   Imperial Credit Industries, Inc. Warrants 01/31/08                                            22                     0
       *   Lynch Corp. Rights 12/12/05                                                                1,500                   375
       *   Optical Cable Corp. Warrants 10/24/07                                                      2,823                     0
     * #   RCN Corp. Warrants 12/21/06                                                                   60                     0
       *   Tengasco, Inc. Warrants                                                                      683                     0
       *   Trump Entertainment Resorts, Inc. Warrants 05/23/06                                        2,635                 9,354
                                                                                                              -------------------
Total Other                                                                                                                11,428
                                                                                                              -------------------

TOTAL RIGHTS/WARRANTS                                                                                                      11,428
                                                                                                              -------------------

                                                                                                FACE
                                                                                               AMOUNT
                                                                                        -------------------
                                                                                                (000)
BONDS -- (0.0%)
       *   Del Global Technologies Corp. Subordinated Promissory Note
       *   6.000%, 03/28/07                                                             $                 2                     0
                                                                                                              -------------------

TEMPORARY CASH INVESTMENTS -- (7.9%)
       ^   Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%,
              12/01/05 (Collateralized by $235,725,000 U.S. Treasury Note 4.50%,
              11/15/10, valued at $237,178,167) to be repurchased at $232,550,753                   232,525           232,525,240
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $16,422,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $16,093,560) to be repurchased at $15,856,709                                          15,855            15,855,000
                                                                                                              -------------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                      248,380,240
                                                                                                              -------------------

TOTAL INVESTMENTS - (100.0%)
(Cost $2,747,659,877)                                                                                         $     3,126,324,677
                                                                                                              ===================

                 See accompanying Notes to Financial Statements.

                            THE U.S. MICRO CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE+
                                                                                             -----------------   -----------------
COMMON STOCKS -- (91.6%)
Information Technology -- (21.2%)
       *   24/7 Real Media, Inc.                                                                         4,040   $          29,896
     * #   8X8, Inc.                                                                                    84,000             134,400
       *   Acacia Research-Acacia Technologies                                                          85,983             601,881
     * #   Access Integrated Technologies, Inc.                                                         94,100             765,033
     * #   ACE*COMM Corp.                                                                               78,700             195,963
       *   Actel Corp.                                                                                 200,996           2,926,502
       *   ActivCard Corp.                                                                             297,378           1,112,194
       *   Actuate Corp.                                                                               486,635           1,605,896
       *   Adaptec, Inc.                                                                               176,364             876,529
       *   ADDvantage Technologies Group, Inc.                                                           2,300               9,614
       *   ADE Corp.                                                                                    81,400           1,921,040
       *   Adept Technology, Inc.                                                                        6,000              68,880
       *   Advanced Digital Information Corp.                                                          494,089           5,187,935
       *   Advanced Energy Industries, Inc.                                                            225,617           3,014,243
     * #   Advanced Photonix, Inc.                                                                      68,300             173,482
       *   Advanced Power Technology, Inc.                                                              73,800             994,086
       *   Advent Software, Inc.                                                                           220               6,301
       *   Aehr Test Systems                                                                            57,400             203,770
       *   Aeroflex, Inc.                                                                              181,058           1,986,206
       *   Aetrium, Inc.                                                                                87,300             303,804
       *   Agile Software Corp.                                                                        418,842           2,601,009
           Agilysys, Inc.                                                                              227,038           4,325,074
       *   Airspan Networks, Inc.                                                                      314,911           1,851,677
           Allen Organ Co. Class B                                                                       4,700             291,988
       *   Alliance Semiconductor Corp.                                                                274,070             800,284
       *   Allied Motion Technologies, Inc.                                                             34,580             133,133
       *   Alpha Technologies Group, Inc.                                                               23,644                 325
       *   Altiris, Inc.                                                                               197,435           3,259,652
           American Software, Inc. Class A                                                             277,700           1,557,897
       *   American Technical Ceramics Corp.                                                            68,100             625,839
       *   Amistar Corp.                                                                                27,800              79,369
       *   Amkor Technology, Inc.                                                                      125,125             775,775
       *   Ampex Corp. Class A                                                                           7,565             170,213
       *   Amtech Systems, Inc.                                                                          2,800              20,328
     * #   Anadigics, Inc.                                                                             265,310           1,391,551
       *   Analex Corp.                                                                                 63,000             192,780
       *   Analysts International Corp.                                                                190,092             479,032
       *   Analytical Surveys, Inc.                                                                      5,670               7,542
       *   Anaren, Inc.                                                                                145,846           2,092,890
       *   Ansoft Corp.                                                                                114,500           3,972,005
       *   Answerthink, Inc.                                                                           349,249           1,452,876
       *   APA Enterprises, Inc.                                                                        41,400              48,852
       *   Apogee Technology, Inc.                                                                       4,500               4,275
       *   Applied Films Corp.                                                                         116,501           2,333,515

       *   Applied Innovation, Inc.                                                                    142,200             513,342
       *   Applix, Inc.                                                                                121,600             845,120
     * #   Ardent Communications, Inc.                                                                  20,000                  30
       *   Ariba, Inc.                                                                                 356,320           3,075,042
       *   Arris Group, Inc.                                                                           473,247           4,599,961
       *   Art Technology Group, Inc.                                                                  117,611             192,882
     * #   Artisoft, Inc.                                                                               23,716              37,946
       *   Aspen Technology, Inc.                                                                      351,612           2,601,929
       *   Astea International, Inc.                                                                    21,160             306,820
           Astro-Med, Inc.                                                                              54,422             537,689
       *   Asyst Technologies, Inc.                                                                    372,694           2,318,157
       *   Atari, Inc.                                                                                 873,371           1,100,447
       *   Atheros Communications                                                                       60,320             584,501
       *   August Technology Corp.                                                                     115,815           1,247,328
       *   Authentidate Holding Corp.                                                                  247,600             472,916
       *   Autobytel, Inc.                                                                             258,326           1,348,462
     * #   Avanex Corp.                                                                                419,889             272,928
       *   Avici Systems, Inc.                                                                         104,781             444,271
       *   Aware, Inc.                                                                                 180,050           1,073,098
       *   Axcelis Technologies, Inc.                                                                   17,000              80,580
       *   Axesstel, Inc.                                                                              159,000             314,820
       *   AXS-One, Inc.                                                                               197,000             364,450
       *   AXT, Inc.                                                                                   114,600             195,966
     * #   Bankrate, Inc.                                                                              127,603           4,115,197
           Bel Fuse, Inc. Class A                                                                       42,550           1,169,274
           Bel Fuse, Inc. Class B                                                                       93,150           3,123,320
       *   Bell Industries, Inc.                                                                        88,500             234,525
       *   Bell Microproducts, Inc.                                                                    228,950           1,968,970
       *   BindView Development Corp.                                                                  346,087           1,370,505
       *   Bitstream, Inc.                                                                              81,600             279,137
           Black Box Corp.                                                                             133,230           6,223,173
       *   Blonder Tongue Laboratories, Inc.                                                            76,300             147,259
       *   Blue Coat Systems, Inc.                                                                     103,065           4,667,814
           Bogen Communications International, Inc.                                                     64,200             340,260
     * #   Bookham, Inc.                                                                               210,110             987,517
       *   Borland Software Corp.                                                                      136,388             827,875
       *   Bottomline Technologies, Inc.                                                               200,088           2,220,977
       *   Brightpoint, Inc.                                                                           219,693           6,182,161
     * #   BroadVision, Inc.                                                                           226,173             158,321
       *   Brooks Automation, Inc.                                                                     516,628           6,643,836
       *   BSQUARE Corp.                                                                                 3,800               9,500
     * #   Cabot Microelectronics Corp.                                                                191,401           5,920,033
       *   CalAmp Corp.                                                                                178,484           2,070,414
       *   California Micro Devices Corp.                                                              177,700           1,629,509
       *   Callidus Software, Inc.                                                                     125,200             519,580
           CAM Commerce Solutions, Inc.                                                                 11,300             194,360
       *   Captaris, Inc.                                                                              221,800             907,162
       *   Captiva Software Corp.                                                                      101,309           2,239,942
       *   Carreker Corp.                                                                              200,274           1,005,375
       *   Carrier Access Corp.                                                                        234,130           1,135,531
       *   Cass Information Systems, Inc.                                                                  375              11,981
       *   Catalyst Semiconductor, Inc.                                                                135,942             645,725
       *   Catapult Communications Corp.                                                               120,658           2,040,327
       *   CCC Information Services Group, Inc.                                                        122,590           3,200,825
       *   C-COR, Inc.                                                                                 364,456           2,066,466

           Celeritek, Inc.                                                                              68,957              13,102
       *   CellStar Corp.                                                                                1,652               3,469
       *   Centillium Communications, Inc.                                                             321,910           1,480,786
       *   Centra Software, Inc.                                                                       176,045             320,402
     * #   Cenuco, Inc.                                                                                 99,000             300,960
       *   CEVA, Inc.                                                                                  119,130             729,076
     * #   CGI Holding Corp.                                                                            19,100              47,368
       *   Checkpoint Systems, Inc.                                                                    238,900           5,721,655
       *   Cherokee International Corp.                                                                 35,097             100,728
       *   Chordiant Software, Inc.                                                                    647,545           1,767,798
       *   Ciber, Inc.                                                                                 487,964           3,000,979
       *   Ciprico, Inc.                                                                                49,200             222,876
       *   Cirrus Logic, Inc.                                                                          697,309           5,271,656
       *   Clarus Corp.                                                                                138,650           1,185,458
       *   ClearOne Communications, Inc.                                                                32,300              74,613
       *   Cognitronics Corp.                                                                           82,975             246,436
           Cohu, Inc.                                                                                  181,579           4,842,712
       *   Comarco, Inc.                                                                                63,800             547,404
     * #   Commerce One, Inc.                                                                            4,800                   0
           Communications Systems, Inc.                                                                118,400           1,278,720
       *   Competitive Technologies, Inc.                                                              102,100             495,185
       *   Computer Horizons Corp.                                                                     298,100           1,219,229
       *   Computer Task Group, Inc.                                                                   174,600             703,638
       *   Comtech Telecommunications Corp.                                                              3,679             160,404
       *   Concur Technologies, Inc.                                                                   267,002           3,372,235
       *   Concurrent Computer Corp.                                                                   374,700             741,906
     * #   Convera Corp.                                                                               356,325           5,558,670
       *   Corillian Corp.                                                                             318,441             888,450
       *   Cosine Communications, Inc.                                                                  64,479             156,362
       *   Covansys Corp.                                                                              298,704           4,390,949
     * #   C-Phone Corp.                                                                                23,600                 201
     * #   Cray, Inc.                                                                                  549,513             829,765
       *   Critical Path, Inc.                                                                           1,910                 630
       *   Crossroads Systems, Inc.                                                                    131,178             114,125
       *   CSP, Inc.                                                                                    78,328             558,479
           CTS Corp.                                                                                   280,819           3,378,253
       *   CVD Equipment Corp.                                                                           5,700              17,955
       *   Cyberguard Corp.                                                                            227,495           2,156,653
       *   Cyberoptics Corp.                                                                            72,732             917,151
       *   Cybersource Corp.                                                                           517,800           3,888,678
           Daktronics, Inc.                                                                            167,200           4,531,120
       *   Data I/O Corp.                                                                               77,000             196,350
       *   Data Systems & Software, Inc.                                                                86,500             120,235
       *   Datalink Corp.                                                                               52,200             182,178
           Dataram Corp.                                                                                83,150             469,798
       *   Datastream Systems, Inc.                                                                    126,600           1,025,460
       *   DataTRAK International, Inc.                                                                 43,350             502,427
       *   Datawatch Corp.                                                                              18,488              82,456
       *   Delphax Technologies, Inc.                                                                   52,900             116,380
       *   Digi International, Inc.                                                                    172,210           2,218,065
       *   Digimarc Corp.                                                                              129,394             789,303
       *   Digital Angel Corp.                                                                         316,300           1,062,768
       *   Digital Insight Corp.                                                                         4,462             147,781
       *   Digital Theater Systems, Inc.                                                               135,575           1,963,126
       *   Diodes, Inc.                                                                                131,250           5,298,563

       *   Ditech Communications Corp.                                                                 234,060           2,052,706
       *   DocuCorp International, Inc.                                                                103,300             652,856
       *   Document Sciences Corp.                                                                      15,400             109,340
       *   Dot Hill Systems Corp.                                                                      336,846           2,229,921
       *   DPAC Technologies Corp.                                                                       3,630                 218
       *   DSP Group, Inc.                                                                             223,513           5,811,338
       *   Dynamics Research Corp.                                                                      66,100           1,051,651
       *   EasyLink Services Corp.                                                                      27,519              19,814
       *   Echelon Corp.                                                                               323,955           2,672,629
       *   eCollege.com, Inc.                                                                          179,200           2,972,928
       *   EDGAR Online, Inc.                                                                          186,600             356,406
       *   Edgewater Technology, Inc.                                                                   70,774             424,644
       *   EFJ, Inc.                                                                                   201,574           1,967,362
       *   Elecsys Corp.                                                                                 1,000               3,450
       *   Electro Scientific Industries, Inc.                                                         229,386           5,771,352
       *   Electroglas, Inc.                                                                           169,800             514,494
           Electro-Sensors, Inc.                                                                         3,450              14,283
       *   eLoyalty Corp.                                                                               14,510             130,445
       *   Embarcadero Technologies, Inc.                                                              211,402           1,593,971
       *   EMCORE Corp.                                                                                385,241           2,365,380
       *   EMS Technologies, Inc.                                                                      115,299           1,955,471
       *   En Pointe Technologies, Inc.                                                                 57,200             166,452
     * #   Endwave Corp.                                                                                82,900             807,446
       *   Entegris, Inc.                                                                              204,808           2,068,561
       *   Enterasys Networks, Inc.                                                                      7,112              92,669
       *   Entrust, Inc.                                                                               480,264           2,401,320
       *   Epicor Software Corp.                                                                       413,827           5,714,951
       *   EPIQ Systems, Inc.                                                                          147,081           2,796,010
       *   ePlus, Inc.                                                                                  63,856             924,635
       *   ePresence, Inc. Escrow Shares                                                               191,500              24,895
       *   ESS Technology, Inc.                                                                        274,993             838,729
       *   Evans & Sutherland Computer Corp.                                                            99,800             522,952
       *   Evolving Systems, Inc.                                                                       71,600             151,792
       *   Exar Corp.                                                                                  322,763           3,989,351
       *   Excel Technology, Inc.                                                                       97,596           2,346,208
       *   Extreme Networks, Inc.                                                                      895,630           4,406,500
       *   Ezenia!, Inc.                                                                                 2,900               7,105
       *   FalconStor Software, Inc.                                                                   370,711           2,813,696
       *   Fargo Electronics                                                                           104,500           1,996,995
     * #   Faro Technologies, Inc.                                                                     102,275           1,945,271
       *   FEI Co.                                                                                     265,767           5,304,709
       *   Finisar Corp.                                                                                46,100              88,512
       *   Firstwave Technologies, Inc.                                                                 19,200              33,984
       *   Forgent Networks, Inc.                                                                      263,300             460,775
       *   Forrester Research, Inc.                                                                    175,203           3,265,784
           Frequency Electronics, Inc.                                                                  89,100             908,820
       *   FSI International, Inc.                                                                     233,171             953,669
       *   Genesis Microchip, Inc.                                                                     264,381           5,922,134
       *   Gerber Scientific, Inc.                                                                     159,700           1,523,538
           Gevity HR, Inc.                                                                             213,668           6,053,214
       *   Giga-Tronics, Inc.                                                                           49,100             122,750
       *   Glenayre Technologies, Inc.                                                                 544,109           1,708,502
     * #   Global e-Point, Inc.                                                                         18,731              62,936
       *   Global Imaging Systems, Inc.                                                                 52,125           1,898,393
       *   Globecomm Systems, Inc.                                                                      96,000             624,000

       *   Globix Corp.                                                                                 61,500             107,010
       *   Glowpoint, Inc.                                                                             138,839             149,946
       *   GoRemote Internet Communications, Inc.                                                      172,300             244,666
       *   GSE Systems, Inc.                                                                            37,054              44,465
       *   GTSI Corp.                                                                                   84,700             702,163
       *   Halifax Corp.                                                                                 8,650              27,680
       *   Harmonic, Inc.                                                                              526,255           2,889,140
       *   Hauppauge Digital, Inc.                                                                      83,200             341,952
       *   HEI, Inc.                                                                                    66,726             273,577
       *   HI/FN, Inc.                                                                                  94,694             535,968
       *   HomeStore, Inc.                                                                             769,189           3,392,123
       *   Hypercom Corp.                                                                              414,000           2,566,800
       *   HyperFeed Technologies, Inc.                                                                 10,730              18,778
       *   I.D. Systems, Inc.                                                                           62,238           1,238,536
       *   Ibis Technology Corp.                                                                        73,513             116,151
     * #   iCAD, Inc.                                                                                   37,500              48,750
       *   Identix, Inc.                                                                               735,967           3,613,598
       *   iGATE Capital Corp.                                                                         354,377           1,435,227
     * #   ImageWare Systems, Inc.                                                                      75,300             146,835
       *   I-many, Inc.                                                                                175,900             242,742
       *   Immersion Corp.                                                                             195,530           1,290,498
       *   Indus International, Inc.                                                                   187,470             562,410
     * #   Infocrossing, Inc.                                                                          145,789           1,062,802
       *   InFocus Corp.                                                                               289,611           1,083,145
       *   Informatica Corp.                                                                           289,696           3,256,183
       *   Information Architects Corp.                                                                 13,040                 261
           Inforte Corp.                                                                                85,195             331,409
           infoUSA, Inc.                                                                               370,489           3,753,054
       *   Innodata Isogen, Inc.                                                                       163,426             496,815
       *   Innovex, Inc.                                                                               146,500             605,045
       *   InPlay Technologies, Inc.                                                                     8,800              26,224
       *   Insightful Corp.                                                                             40,100             118,295
       *   InsWeb Corp.                                                                                 12,966              43,306
           Integral Systems, Inc.                                                                      118,700           2,569,855
     * #   Integral Vision, Inc.                                                                        21,100              35,870
       *   Integrated Silicon Solution, Inc.                                                           290,531           2,036,622
     * #   Intelli-Check, Inc.                                                                          77,400             309,600
       *   Intelligent Systems Corp.                                                                    38,100              89,535
       *   Intelligroup, Inc.                                                                          116,800             213,744
     * #   Intellisync Corp.                                                                           513,109           2,606,594
       *   Interactive Intelligence, Inc.                                                              125,142             614,447
       *   Interland, Inc.                                                                             128,845             517,957
       *   Interlink Electronics, Inc.                                                                 100,780             241,872
       *   International Microcomputer Software, Inc.                                                    4,200               3,402
       *   Internet Capital Group, Inc.                                                                191,213           1,587,068
       *   Internet Commerce Corp.                                                                      13,900              42,312
       *   Interphase Corp.                                                                             62,700             269,610
           Inter-Tel, Inc.                                                                             203,447           4,156,422
       *   Intervideo, Inc.                                                                            105,262           1,077,883
       *   Intervoice, Inc.                                                                            274,842           2,377,383
       *   Interwoven, Inc.                                                                            321,929           3,055,106
       *   Intest Corp.                                                                                 33,000             114,840
       *   Intevac, Inc.                                                                               158,400           1,946,736
       *   Intrado, Inc.                                                                               142,689           3,221,918
       *   IntriCon Corp.                                                                               46,700             196,140

     * #   Intrusion, Inc.                                                                              20,825              56,019
       *   Iomega Corp.                                                                                407,091           1,054,366
       *   iPass, Inc.                                                                                 257,900           1,748,562
     * #   IPIX Corp.                                                                                    2,000               4,440
       *   I-Sector Corp.                                                                               32,000             149,440
     * #   Island Pacific, Inc.                                                                         41,900               2,933
       *   Iteris, Inc.                                                                                 26,700              64,080
       *   iVillage, Inc.                                                                              583,343           4,783,413
       *   IXYS Corp.                                                                                  258,493           3,107,086
       *   Jaco Electronics, Inc.                                                                       63,009             208,561
       *   JDA Software Group, Inc.                                                                    226,711           3,400,665
     * #   JMAR Industries, Inc.                                                                       189,000             192,780
       *   Jupitermedia Corp.                                                                          278,831           4,564,463
       *   Keane, Inc.                                                                                  15,300             160,038
           Keithley Instruments, Inc.                                                                  115,700           1,861,613
       *   Kemet Corp.                                                                                 666,900           5,335,200
       *   Key Tronic Corp.                                                                             96,300             318,753
       *   Keynote Systems, Inc.                                                                        64,500             854,625
       *   Kintera, Inc.                                                                                50,704             149,070
       *   Knova Software, Inc.                                                                          2,530               8,476
     * #   Komag, Inc.                                                                                  13,744             480,215
       *   Kopin Corp.                                                                                 563,110           3,851,672
       *   Kulicke & Soffa Industries, Inc.                                                            414,797           3,505,035
           Landauer, Inc.                                                                               82,000           4,009,800
       *   Lantronix, Inc.                                                                              15,000              23,700
     * #   LaserCard Corp.                                                                             104,450           1,107,170
       *   Lattice Semiconductor Corp.                                                                 302,419           1,478,829
     * #   Lawson Software, Inc.                                                                       750,035           5,692,766
       *   LeCroy Corp.                                                                                101,788           1,661,180
     * #   Level 8 Systems, Inc.                                                                        26,400                 713
     * #   Lexar Media, Inc.                                                                           649,256           5,538,154
           Liberate Technologies, Inc.                                                                  14,600               2,811
       *   Lightbridge, Inc.                                                                           213,820           2,110,403
       *   Lightning Rod Software, Inc.                                                                    680                 303
       *   LightPath Technologies, Inc.                                                                  8,650              17,733
       *   Lionbridge Technologies, Inc.                                                               465,710           3,027,115
       *   Littlefuse, Inc.                                                                            172,898           4,484,974
       *   Logic Devices, Inc.                                                                          45,800              46,716
       *   LogicVision, Inc.                                                                           156,450             183,438
       *   Logility, Inc.                                                                              135,600             786,480
       *   LoJack Corp.                                                                                152,600           4,300,268
       #   Lowrance Electronics, Inc.                                                                   23,539             537,160
       *   LTX Corp.                                                                                   472,826           2,099,347
       *   Lumera Corp.                                                                                  6,050              23,111
       *   Magma Design Automation, Inc.                                                               283,384           2,394,595
       *   MAI Systems Corp.                                                                                18                  96
       *   Management Network Group, Inc.                                                               82,099             193,754
       *   Manatron, Inc.                                                                                  115                 822
       *   Manhattan Associates, Inc.                                                                  232,170           4,970,760
       *   Manugistic Group, Inc.                                                                      453,822             871,338
       *   Mapinfo Corp.                                                                               161,231           2,316,889
     * #   Marchex, Inc. Class B                                                                       133,980           3,135,132
       *   Mastec, Inc.                                                                                396,900           3,917,403
       *   MatrixOne, Inc.                                                                             350,600           1,767,024
     * #   Mattson Technology, Inc.                                                                    414,417           4,111,017

           Maximus, Inc.                                                                               144,800           5,270,720
       *   Maxwell Technologies, Inc.                                                                  133,732           1,890,970
       *   McDATA Corp. Class A                                                                        641,597           2,335,413
     * #   MDI, Inc.                                                                                   107,900              79,846
       *   Measurement Specialties, Inc.                                                                78,500           1,953,080
       *   Mechanical Technology, Inc.                                                                  46,900             134,134
       *   MedQuist, Inc.                                                                              133,500           1,444,470
       *   Mentor Graphics Corp.                                                                        61,891             554,543
       *   Mercury Computer Systems, Inc.                                                              160,794           3,212,664
       *   Merix Corp.                                                                                 137,000             913,790
           Mesa Laboratories, Inc.                                                                      27,800             436,460
       *   MetaSolv, Inc.                                                                              329,266             938,408
           Methode Electronics, Inc.                                                                   206,671           2,159,712
       *   Metrologic Instruments, Inc.                                                                179,658           3,512,314
       *   Micro Linear Corp.                                                                          109,300             193,461
       *   Micromuse, Inc.                                                                             445,025           3,297,635
       *   Microtune, Inc.                                                                             437,888           2,141,272
     * #   Mindspeed Technologies, Inc.                                                                267,080             491,427
       *   MIPS Technologies, Inc.                                                                     301,292           1,780,636
       *   MIVA, Inc.                                                                                  246,197           1,238,371
       *   Mobility Electronics, Inc.                                                                  247,290           2,779,540
       *   Mobius Management Systems, Inc.                                                             174,400           1,079,536
           Mocon, Inc.                                                                                  72,775             669,530
       *   Moldflow Corp.                                                                               88,662           1,267,867
       *   Monolithic System Technology, Inc.                                                          216,288           1,321,520
       *   Motive, Inc.                                                                                 79,300             247,416
       *   MRO Software, Inc.                                                                          207,987           3,169,722
       *   MRV Communications, Inc.                                                                    716,119           1,303,337
     * #   MSC.Software Corp.                                                                          171,500           2,846,900
       *   MSGI Security Solutions, Inc.                                                                   904               2,631
     * #   MTI Technology Corp.                                                                          3,300               4,191
       *   MTM Technologies, Inc.                                                                       44,200             168,844
           MTS Systems Corp.                                                                           188,648           6,653,615
       *   Nanometrics, Inc.                                                                           119,851           1,330,346
       *   Napco Security Systems, Inc.                                                                146,760           2,355,498
       *   Neoforma, Inc.                                                                              156,824           1,544,716
       *   NeoMagic Corp.                                                                                7,713              29,849
       *   NEON Systems, Inc.                                                                           14,800              62,574
       *   Neoware Systems, Inc.                                                                       131,788           2,882,204
       *   Net Perceptions, Inc.                                                                        13,400               9,246
       *   Net2Phone, Inc.                                                                             310,579             599,417
       *   NETGEAR, Inc.                                                                               264,337           5,101,704
       *   Netguru, Inc.                                                                                44,000              31,680
       *   NetIQ Corp.                                                                                 385,055           4,601,407
       *   Netlogic Microsystems, Inc.                                                                  58,944           1,536,081
       *   NetManage, Inc.                                                                              71,328             379,465
       *   Netopia, Inc.                                                                               129,756             389,268
       *   NetRatings, Inc.                                                                            322,530           4,354,155
       *   NetScout Systems, Inc.                                                                      236,701           1,320,792
       *   Network Engines, Inc.                                                                       207,412             255,117
       *   Network Equipment Technologies, Inc.                                                        175,900             824,971
       *   Newport Corp.                                                                               323,553           4,465,031
       *   NIC, Inc.                                                                                   535,448           3,266,233
       *   NMS Communications Corp.                                                                    419,008           1,642,511
     * #   Novatel Wireless, Inc.                                                                      236,094           3,215,600

       *   Nu Horizons Electronics Corp.                                                               129,666           1,295,363
       *   Nuance Communications, Inc.                                                               1,049,957           6,530,733
       *   NumereX Corp. Class A                                                                       102,700             516,581
     * #   NYFIX, Inc.                                                                                 214,349             884,190
       *   O.I. Corp.                                                                                   25,700             291,952
       *   Omtool, Ltd.                                                                                 30,770             220,929
       *   Online Resources Corp.                                                                      201,031           2,356,083
     * #   Onvia, Inc.                                                                                   4,960              23,064
       *   ONYX Software Corp.                                                                         139,740             461,142
       *   Open Solutions, Inc.                                                                        159,900           3,543,384
       *   OpenTV Corp.                                                                                159,125             358,031
       *   Oplink Communications, Inc.                                                                  26,257             357,620
       *   OPNET Technologies, Inc.                                                                    155,937           1,498,555
       *   Opsware, Inc.                                                                               760,556           4,487,280
       *   OPTi, Inc.                                                                                  118,200             195,030
       *   Optical Cable Corp.                                                                          44,105             265,071
       *   Optical Communication Products, Inc.                                                        169,285             397,820
       *   OSI Systems, Inc.                                                                           131,542           2,476,936
       *   Overland Storage, Inc.                                                                      107,900             858,884
       *   OYO Geospace Corp.                                                                           41,100           1,119,975
       *   Packeteer, Inc.                                                                             240,255           2,210,346
       *   Panavision, Inc.                                                                             13,000              64,350
     * #   PAR Technology Corp.                                                                         79,500           2,551,950
           Park Electrochemical Corp.                                                                  162,800           4,109,072
     * #   Parkervision, Inc.                                                                          154,775           1,278,442
     * #   Path 1 Network Technologies, Inc.                                                            48,700             131,003
       *   Paxar Corp.                                                                                 210,700           4,030,691
       *   PC Connection, Inc.                                                                         178,480           1,135,133
       *   PC-Tel, Inc.                                                                                165,043           1,495,290
       *   PDF Solutions, Inc.                                                                         211,646           3,310,143
       *   Peerless Systems Corp.                                                                      101,700             715,968
       *   Pegasus Solutions, Inc.                                                                     151,187           1,074,940
       *   Pegasystems, Inc.                                                                           266,366           1,947,135
       *   Pemstar, Inc.                                                                               146,137             201,669
       *   Perceptron, Inc.                                                                             76,350             564,227
       *   Perficient, Inc.                                                                            123,431           1,076,318
       *   Performance Technologies, Inc.                                                              131,275           1,182,788
       *   Pericom Semiconductor Corp.                                                                 207,689           1,630,359
       *   Pervasive Software, Inc.                                                                    225,700             956,968
       *   Pfsweb, Inc.                                                                                      1                   1
       *   Phoenix Technologies, Ltd.                                                                  176,469           1,117,049
       *   Photon Dynamics, Inc.                                                                       115,000           2,116,000
       *   Photronics, Inc.                                                                            169,808           2,696,551
       *   Pixelworks, Inc.                                                                            113,400             606,690
       *   Planar Systems, Inc.                                                                        114,139           1,107,148
       *   PLATO Learning, Inc.                                                                        181,830           1,312,813
       *   Plexus Corp.                                                                                310,089           6,666,914
       *   PLX Technology, Inc.                                                                        205,935           2,032,578
       *   Porta Systems Corp.                                                                           1,490                 253
       *   Portal Software, Inc.                                                                       265,283             626,068
     * #   PortalPlayer, Inc.                                                                           29,400             706,482
       *   Power Integrations, Inc.                                                                    226,901           4,948,711
       *   PowerCerv Corp.                                                                              11,633               6,398
       *   Powerwave Technologies, Inc.                                                                345,156           4,335,159
       *   Presstek, Inc.                                                                              285,029           2,630,818

           Printronix, Inc.                                                                             67,150           1,075,072
       *   Private Business, Inc.                                                                        8,305              10,713
       #   Procom Technology, Inc.                                                                       8,800               7,304
           Programmers Paradise, Inc.                                                                   48,200             512,366
     * #   Proxim Corp.                                                                                 20,861                 428
           QAD, Inc.                                                                                   256,095           1,997,541
           Quality Systems, Inc.                                                                        39,267           3,185,339
       *   Quantum Corp.                                                                             1,099,800           3,288,402
       *   QuickLogic Corp.                                                                            211,458             752,790
     * #   Quokka Sports, Inc.                                                                             480                   4
       *   Quovadx, Inc.                                                                               202,907             562,052
       *   Radiant Systems, Inc.                                                                       251,931           3,282,661
       *   RadiSys Corp.                                                                               160,868           2,943,884
       *   Radyne Corp.                                                                                 71,000           1,077,070
       *   RAE Systems, Inc.                                                                           120,800             439,712
       *   Raindance Communications, Inc.                                                              112,600             225,200
       *   Ramtron International Corp.                                                                 185,100             431,283
       *   Redback Networks, Inc.                                                                      435,099           5,869,486
       *   Reliability, Inc.                                                                               900                 225
       *   Relm Wireless Corp.                                                                          47,941             297,234
       *   REMEC, Inc.                                                                                 212,010             248,052
           Renaissance Learning, Inc.                                                                  228,112           4,525,742
       *   Reptron Electronics, Inc.                                                                     2,178                 545
     * #   Research Frontiers, Inc.                                                                      6,000              33,960
       *   RF Monolithics, Inc.                                                                         83,500             466,765
           Richardson Electronics, Ltd.                                                                113,504             812,689
       *   RightNow Technologies, Inc.                                                                  30,939             560,305
       *   Rimage Corp.                                                                                 92,225           2,642,246
       *   Riverstone Networks, Inc.                                                                     1,900                 945
       *   Robotic Vision Systems, Inc.                                                                  6,201                  28
       *   Rofin-Sinar Technologies, Inc.                                                              122,400           5,284,008
       *   Rogers Corp.                                                                                129,800           4,971,340
       *   Rudolph Technologies, Inc.                                                                  132,173           1,698,423
       *   S1 Corp.                                                                                    503,790           2,211,638
     * #   Saba Software, Inc.                                                                          72,699             261,716
       *   Safeguard Scientifics, Inc.                                                                 586,100           1,148,756
       *   SafeNet, Inc.                                                                               157,051           5,583,163
     * #   SatCon Technology Corp.                                                                     151,700             222,999
       *   SBE, Inc.                                                                                    34,600              93,074
       *   SBS Technologies, Inc.                                                                      122,522           1,261,977
       *   ScanSource, Inc.                                                                             97,480           5,779,589
       *   Schmitt Industries, Inc.                                                                     17,800             101,460
       *   Scientific Learning Corp.                                                                     1,900               8,949
       *   Scientific Technologies, Inc.                                                                38,400             159,610
     * #   SCM Microsystems, Inc.                                                                      104,624             282,485
       *   Seachange International, Inc.                                                               197,403           1,518,029
       *   Secure Computing Corp.                                                                      297,558           4,088,447
       *   SEEC, Inc.                                                                                    1,200                 516
       *   Segue Software, Inc.                                                                        102,300             658,812
       *   Selectica, Inc.                                                                             261,300             731,640
       *   Semitool, Inc.                                                                              210,126           2,000,400
       *   SI International, Inc.                                                                       90,636           2,460,767
       *   Sigma Designs, Inc.                                                                         173,500           2,434,205
       *   Sigmatel, Inc.                                                                               52,102             758,605
       *   Sigmatron International, Inc.                                                                18,200             169,988

       *   Silicon Graphics, Inc.                                                                      160,900              69,992
       *   Silicon Storage Technology, Inc.                                                            298,972           1,647,336
       *   SimpleTech, Inc.                                                                            342,434           1,290,976
       *   Sipex Corp.                                                                                 223,709             322,141
       *   Sirenza Microdevices, Inc.                                                                  281,793           1,110,264
       *   SM&A                                                                                        158,973           1,319,476
       *   Smith Micro Software, Inc.                                                                  121,400             829,162
       *   Somera Communications, Inc.                                                                  79,349              61,892
       *   Sonic Foundry, Inc.                                                                          95,300             119,125
       *   Sonic Solutions, Inc.                                                                       198,250           3,053,050
       *   SonicWALL, Inc.                                                                             496,982           3,692,576
           SpectraLink Corp.                                                                           163,500           2,110,785
       *   Spectrum Control, Inc.                                                                      118,900             758,582
       *   SPSS, Inc.                                                                                  144,569           4,175,153
       *   SR Telecom, Inc.                                                                                162                  52
       *   SRS Labs, Inc.                                                                              120,600             695,862
       *   Staktek Holdings, Inc.                                                                       88,362             508,082
       *   Standard Microsystems Corp.                                                                 169,739           5,075,196
           StarTek, Inc.                                                                               117,000           1,943,370
       *   SteelCloud, Inc.                                                                             75,500             140,430
       *   Stellent, Inc.                                                                              226,846           2,366,004
       *   StorageNetworks, Inc. Escrow Shares                                                          56,400               1,528
       *   Stratasys, Inc.                                                                              80,613           1,911,334
       *   Stratex Networks, Inc.                                                                      626,784           2,068,387
       *   Stratos International, Inc.                                                                 104,968             627,709
       *   SumTotal Systems, Inc.                                                                       58,283             252,948
     * #   Sunair Electronics, Inc.                                                                     33,700             203,548
           Sunrise Telecom, Inc.                                                                       275,600             485,056
       *   Suntron Corp.                                                                                36,507              43,808
       *   Superior Essex, Inc.                                                                        138,671           2,613,948
       *   Supertex, Inc.                                                                              115,600           4,882,944
       *   SupportSoft, Inc.                                                                           332,662           1,330,648
       *   Sykes Enterprises, Inc.                                                                     342,162           4,721,836
       *   Symmetricom, Inc.                                                                           378,352           3,314,364
       *   Synaptics, Inc.                                                                             193,462           5,206,062
       *   SYNNEX Corp.                                                                                 52,900             827,885
       *   Synplicity, Inc.                                                                            211,369           1,616,973
           Syntel, Inc.                                                                                 90,062           1,851,675
       *   Taitron Components, Inc.                                                                     15,500              29,295
           TALX Corp.                                                                                   66,475           2,742,094
     * #   Taser International, Inc.                                                                   241,590           1,473,699
       *   Technical Communications Corp.                                                                7,300              25,696
           Technitrol, Inc.                                                                            290,200           5,136,540
       *   TechTeam Global, Inc.                                                                        81,200             745,416
       *   Tegal Corp.                                                                                   3,000               1,800
     * #   TeleCommunication Systems, Inc.                                                             238,615             536,884
     * #   Telkonet, Inc.                                                                              366,900           1,706,085
       *   Telular Corp.                                                                               106,075             336,258
       *   Terayon Communication Systems, Inc.                                                         636,441           1,317,433
       *   Terremark Worldwide, Inc.                                                                   160,400             558,192
       *   Tessco Technologies, Inc.                                                                    53,500             878,470
       *   Therma-Wave, Inc.                                                                           249,298             396,384
       *   TheStreet.com, Inc.                                                                         227,700           1,129,392
       *   Tier Technologies, Inc. Class B                                                             169,900           1,413,568
       *   TII Network Technologies, Inc.                                                               57,160             189,771

       *   TNS, Inc.                                                                                    38,600             696,730
       *   Tollgrade Communications, Inc.                                                              103,095           1,123,736
       *   Track Data Corp.                                                                             14,373              42,242
       *   Transact Technologies, Inc.                                                                  82,200             660,888
       *   Transcat, Inc.                                                                               42,500             217,600
       *   Trans-Industries, Inc.                                                                        3,800               1,900
           Trans-Lux Corp.                                                                               7,545              44,138
     * #   Transmeta Corp.                                                                               1,384               1,688
       *   Transwitch Corp.                                                                             58,900              87,761
     * #   Travelzoo, Inc.                                                                             115,370           2,504,683
     * #   Trident Microsystems, Inc.                                                                  420,600           7,924,104
       *   Tripath Technology, Inc.                                                                      2,041                 878
       *   Triquint Semiconductor, Inc.                                                                453,933           2,042,699
           Troy Group, Inc.                                                                             14,400              35,640
           TSR, Inc.                                                                                   100,400             474,892
       *   TTM Technologies, Inc.                                                                      290,241           2,652,803
       *   Tumbleweed Communications Corp.                                                             394,584           1,148,239
       *   Tut Systems, Inc.                                                                           217,886             666,731
       *   Tyler Technologies, Inc.                                                                    388,250           3,397,188
       *   Ulticom, Inc.                                                                               332,802           3,833,879
       *   Ultimate Software Group, Inc.                                                               187,444           3,225,911
       *   Ultra Clean Holdings, Inc.                                                                    6,800              46,240
       *   Ultradata Systems, Inc.                                                                       2,500                 100
       *   Ultratech, Inc.                                                                             185,302           3,044,512
           United Online, Inc.                                                                         435,053           6,138,598
     * #   Universal Display Corp.                                                                     231,133           2,692,699
     * #   USDATA Corp.                                                                                 24,040               2,404
     * #   VA Software Corp.                                                                           367,930             577,650
       *   Veeco Instruments, Inc.                                                                     246,596           4,367,215
       *   VendingData Corp.                                                                            33,800             119,990
       *   Verilink Corp.                                                                              154,542             128,393
       *   Verity, Inc.                                                                                281,479           3,709,893
       *   Verso Technologies, Inc.                                                                         31                  38
       *   Viasat, Inc.                                                                                214,752           5,937,893
       *   Vicon Industries, Inc.                                                                       44,450             137,795
           Video Display Corp.                                                                          96,880           1,313,693
     * #   Viewpoint Corp.                                                                             364,721             415,782
       *   Vignette Corp.                                                                              207,960           3,682,972
     * #   Viisage Technology, Inc.                                                                    317,272           2,011,504
       *   Virage Logic Corp.                                                                          158,600           1,663,714
       *   Visual Networks, Inc.                                                                        64,100              90,381
     * #   Vitech America, Inc.                                                                         99,280                 149
       *   Vitesse Semiconductor, Inc.                                                                 127,400             268,814
       *   Vitria Technology, Inc.                                                                     255,603             710,576
       *   Vodavi Technology, Inc.                                                                      26,400             139,920
     * #   Vyyo, Inc.                                                                                  108,616             606,077
       *   WatchGuard Technologies, Inc.                                                               269,284             958,651
       *   webMethods, Inc.                                                                            438,666           3,544,421
       *   WebSideStory, Inc.                                                                           77,113           1,388,034
       *   Westell Technologies, Inc.                                                                  385,480           1,823,320
       *   White Electronics Designs Corp.                                                             188,056             949,683
       *   Winland Electronics, Inc.                                                                     1,400               5,320
           Wireless Telecom Group, Inc.                                                                220,500             515,970
       *   Witness Systems, Inc.                                                                       222,278           4,456,674
       *   WJ Communications, Inc.                                                                     266,742             368,104

           Woodhead Industries, Inc.                                                                   157,850           2,048,893
     * #   WorldGate Communications, Inc.                                                               24,000              52,800
           X-Rite, Inc.                                                                                173,100           1,916,217
       *   Zhone Technologies, Inc.                                                                    842,221           1,861,308
     * #   Zix Corp.                                                                                   229,525             403,964
       *   Zomax, Inc.                                                                                 265,192             583,422
       *   Zones, Inc.                                                                                 147,800             756,736
       *   Zoran Corp.                                                                                 349,848           5,919,428
       *   Zygo Corp.                                                                                  145,065           2,043,966
                                                                                                                 -----------------
Total Information Technology                                                                                           906,725,997
                                                                                                                 -----------------
Health Care -- (15.7%)
       *   A.D.A.M., Inc.                                                                                5,100              34,374
     * #   aaiPharma, Inc.                                                                             154,500              37,080
       *   Abaxis, Inc.                                                                                146,800           2,435,412
       *   Abiomed, Inc.                                                                               193,904           1,694,721
     * #   Able Laboratories, Inc.                                                                     106,739               5,550
       *   Acacia Research-CombiMatrix                                                                 195,451             332,267
       *   Acadia Pharmaceuticals, Inc.                                                                 13,794             120,973
       *   Accelr8 Technology Corp.                                                                     10,362              31,086
       *   Accelrys, Inc.                                                                              220,300           1,784,430
       *   Access Pharmaceuticals, Inc.                                                                108,200              69,248
       *   Acusphere, Inc.                                                                              36,113             176,954
       *   Adolor Corp.                                                                                304,851           4,441,679
       *   Advanced Magnetics, Inc.                                                                     64,700             681,938
     * #   Advancis Pharmaceutical Corp.                                                                20,897              27,375
     * #   ADVENTRX Pharmaceuticals, Inc.                                                              550,500           1,541,400
       *   Air Methods Corp.                                                                            90,480           1,361,724
     * #   Akorn, Inc.                                                                                 210,700             863,870
     * #   Aksys, Ltd.                                                                                 202,580             188,399
       *   Albany Molecular Research, Inc.                                                             260,040           3,182,890
       *   Alexion Pharmaceuticals, Inc.                                                               191,372           3,733,668
     * #   Align Technology, Inc.                                                                      491,402           3,400,502
       *   Alliance Imaging, Inc.                                                                      354,000           1,968,240
       *   Allied Healthcare International, Inc.                                                       236,300           1,417,800
       *   Allied Healthcare Products, Inc.                                                             65,800             361,900
       *   Allos Therapeutics, Inc.                                                                    226,493             473,370
     * #   Allscripts Healthcare Solutions, Inc.                                                       333,200           4,464,880
       *   Almost Family, Inc.                                                                          11,500             175,375
       *   Alnylam Pharmaceuticals, Inc.                                                                18,157             228,052
       *   Alteon, Inc.                                                                                231,200              46,240
     * #   Amedisys, Inc.                                                                              127,947           5,678,288
       *   America Services Group, Inc.                                                                 78,250           1,349,812
       *   American Claims Evaluation, Inc.                                                              3,100               6,076
       *   American Dental Partners, Inc.                                                               93,900           1,753,113
       *   American Retirement Corp.                                                                   243,341           5,991,055
           American Shared Hospital Services                                                            26,800             174,200
       *   AMICAS, Inc.                                                                                374,914           1,780,841
       *   AMN Healthcare Services, Inc.                                                               235,900           4,493,895
       *   Amsurg Corp.                                                                                165,884           3,999,463
           Analogic Corp.                                                                              112,909           5,415,116
       *   Angeion Corp.                                                                                 1,294               3,351
       *   AngioDynamics, Inc.                                                                          74,011           1,525,367
       *   Anika Therapeutics, Inc.                                                                     80,720             953,303
     * #   Antigenics, Inc.                                                                            328,078           1,794,587

     * #   AP Pharma, Inc.                                                                             193,400             278,496
     * #   Aphton Corp.                                                                                251,671              98,152
     * #   Applied Imaging Corp.                                                                        10,350               9,522
       *   Aradigm Corp.                                                                               150,241             141,227
       *   Arena Pharmaceuticals, Inc.                                                                 289,610           3,121,996
           Argonaut Technologies, Inc.                                                                  38,048              10,102
       *   Ariad Pharmaceuticals, Inc.                                                                 488,848           3,016,192
       *   Arqule, Inc.                                                                                284,015           1,968,224
       *   Array BioPharma, Inc.                                                                       311,947           2,096,284
       #   Arrhythmia Research Technology, Inc.                                                         18,975             190,699
       *   Aspect Medical Systems, Inc.                                                                168,640           6,352,669
       *   AtheroGenics, Inc.                                                                          309,731           4,642,868
           Atrion Corp.                                                                                 15,400           1,012,550
     * #   ATS Medical, Inc.                                                                            94,000             282,000
       *   Auxilium Pharmaceuticals, Inc.                                                               59,400             317,196
       *   AVANIR Pharmaceuticals Class A                                                              888,500           2,496,685
       *   Avant Immunotherapeutics, Inc.                                                              408,574             731,347
     * #   AVI BioPharma, Inc.                                                                         355,500           1,194,480
       *   Avigen, Inc.                                                                                148,950             446,850
     * #   AXM Pharma, Inc.                                                                            105,600              47,520
       *   Axonyx, Inc.                                                                                  1,200               1,080
       *   Bentley Pharmaceuticals, Inc.                                                               168,450           3,016,939
       *   Beverly Enterprises, Inc.                                                                   141,500           1,686,680
       *   Bioanalytical Systems, Inc.                                                                   8,700              45,849
     * #   BioCryst Pharmaceuticals, Inc.                                                              209,300           3,399,032
       *   Bioenvision, Inc.                                                                           317,958           1,742,410
       *   Bio-Imaging Technologies, Inc.                                                               82,576             210,569
       #   BioLase Technology, Inc.                                                                    156,852           1,006,990
       *   Bio-Logic Systems Corp.                                                                      64,200             557,256
       *   BioMarin Pharmaceutical, Inc.                                                               593,701           5,782,648
       *   Bio-Reference Laboratories, Inc.                                                            106,057           1,923,874
       *   BioSante Pharmaceuticals, Inc.                                                              136,000             606,560
       *   BioScrip, Inc.                                                                              288,146           2,570,262
       *   Biospecifics Technologies Corp.                                                               5,100               7,650
       *   BioSphere Medical, Inc.                                                                     118,224             659,690
     * #   BioTime, Inc.                                                                                 2,700                 729
       *   Bioveris Corp.                                                                                9,200              43,792
       *   Bovie Medical Corp.                                                                           2,000               5,860
     * #   Bradley Pharmaceuticals, Inc.                                                               124,449           1,549,390
     * #   BriteSmile, Inc.                                                                              4,700               2,444
       *   Bruker BioSciences Corp.                                                                    702,704           3,492,439
       *   Caliper Life Sciences, Inc.                                                                 265,395           1,916,152
           Cambrex Corp.                                                                               214,700           3,875,335
     * #   CancerVax Corp.                                                                             200,300             278,417
       *   Candela Corp.                                                                               180,702           2,602,109
       *   Cantel Medical Corp.                                                                        107,734           1,972,610
       *   Capital Senior Living Corp.                                                                 204,900           2,069,490
       *   Caprius, Inc.                                                                                   100                 145
       *   Caraco Pharmaceutical Laboratories, Ltd.                                                    208,350           1,920,987
       *   Cardiac Science Corp.                                                                       100,814             945,635
       *   CardioDynamics International Corp.                                                          326,305             339,357
     * #   Cardiotech International, Inc.                                                              144,060             393,284
       *   CareCentric, Inc.                                                                            33,815              40,578
     * #   Cell Genesys, Inc.                                                                          353,669           2,058,354
     * #   Cell Therapeutics, Inc.                                                                     464,929             976,351

       *   Cellegy Pharmaceuticals, Inc.                                                               177,900             112,077
       *   Cepheid, Inc.                                                                               305,695           3,359,588
       *   Cerus Corp.                                                                                 178,831           1,598,749
       *   Chad Therapeutics, Inc.                                                                       9,300              39,060
       *   Cholestech Corp.                                                                            119,500           1,132,860
       *   Ciphergen Biosystems, Inc.                                                                  199,606             255,496
     * #   Clarient, Inc.                                                                               44,200              55,250
       #   Clinical Data, Inc.                                                                          14,108             303,181
           CNS, Inc.                                                                                   140,800           3,238,400
       *   Collagenex Pharmaceuticals, Inc.                                                            116,900           1,140,944
       *   Columbia Laboratories, Inc.                                                                 333,763           1,254,949
       *   Compex Technologies, Inc.                                                                   103,800             702,726
           Computer Programs & Systems, Inc.                                                            91,493           3,683,508
     * #   Conceptus, Inc.                                                                             209,981           3,248,406
       *   Connetics Corp.                                                                             234,214           3,105,678
     * #   Corautus Genetics, Inc.                                                                       3,614              15,323
       *   Corcept Therapeutics, Inc.                                                                  169,100             767,714
       *   Corgentech, Inc.                                                                            115,340             262,975
     * #   Cortex Pharmaceuticals, Inc.                                                                 65,100             155,589
       *   Corvel Corp.                                                                                 18,600             301,320
       *   Cotherix, Inc.                                                                              110,900           1,376,269
     * #   Critical Therapeutics, Inc.                                                                 121,757             787,768
       *   Criticare Systems, Inc.                                                                      94,600             444,620
       *   Cross Country Healthcare, Inc.                                                              253,481           4,684,329
       *   CryoLife, Inc.                                                                              188,550             716,490
       *   CuraGen Corp.                                                                               443,627           1,827,743
       *   Curative Health Services, Inc.                                                              115,100              74,815
       *   Curis, Inc.                                                                                 385,516           1,507,368
       *   Cutera, Inc.                                                                                 16,896             668,744
       *   Cygnus, Inc.                                                                                    600                  92
       *   Cypress Bioscience, Inc.                                                                    254,616           1,438,580
     * #   Cytogen Corp.                                                                               115,245             351,497
     * #   CytRx Corp.                                                                                   6,400               6,016
           Datascope Corp.                                                                             114,062           4,003,576
       *   Daxor Corp.                                                                                  46,300             726,910
       *   Del Global Technologies Corp.                                                                78,521             265,008
     * #   Dendreon Corp.                                                                              474,761           2,805,838
       *   Dendrite International, Inc.                                                                306,585           5,776,061
       *   DepoMed, Inc.                                                                               322,250           1,936,722
       *   Dialysis Corporation of America                                                              30,600             351,900
       *   Digene Corp.                                                                                181,563           4,978,457
       *   Discovery Laboratories, Inc.                                                                438,171           2,944,509
       *   Discovery Partners International, Inc.                                                      202,933             476,893
       *   Diversa Corp.                                                                               352,660           1,805,619
       *   DJ Orthopedics, Inc.                                                                        174,100           5,424,956
       *   DOV Pharmaceutical, Inc.                                                                    184,323           2,661,624
     * #   Durect Corp.                                                                                481,170           2,521,331
       *   DUSA Pharmaceuticals, Inc.                                                                  131,835           1,315,713
       *   Dyax Corp.                                                                                  303,575           1,332,694
     * #   Dynacq Healthcare, Inc.                                                                      67,234             207,760
       *   Dynavax Technologies Corp.                                                                   24,190             108,371
       *   Elite Pharmaceuticals, Inc.                                                                 145,900             264,079
       *   Embrex, Inc.                                                                                120,100           1,681,400
       *   Emeritus Corp.                                                                              145,800           2,829,978
       *   Emisphere Technologies, Inc.                                                                183,228             859,339

       *   Encore Medical Corp.                                                                        394,643           2,083,715
       *   Encysive Pharmaceuticals, Inc.                                                              465,306           5,290,529
       *   Endocare, Inc.                                                                               71,300             203,205
       *   Endologix, Inc.                                                                             249,016           1,528,958
       *   Enpath Medical, Inc.                                                                         14,307             112,618
     * #   Entremed, Inc.                                                                              378,631             814,057
       *   Enzo Biochem, Inc.                                                                          248,363           3,387,671
       *   Enzon Pharmaceuticals, Inc.                                                                  13,300              90,307
       *   EP Medsystems, Inc.                                                                         193,300             506,446
       *   EPIX Pharmaceuticals, Inc.                                                                  195,231             962,489
       *   eResearch Technology, Inc.                                                                  410,753           5,315,144
       *   Ergo Science Corp.                                                                           36,350              34,532
       *   Exact Sciences Corp.                                                                        188,942             275,855
       *   Exactech, Inc.                                                                               76,400             984,032
       *   Exelixis, Inc.                                                                              671,073           5,422,270
       *   E-Z-EM, Inc.                                                                                 86,824           1,817,226
       *   First Horizon Pharmaceutical Corp.                                                          269,976           4,756,977
       *   Fischer Imaging Corp.                                                                         1,500                 217
       *   Five Star Quality Care, Inc.                                                                117,750             854,865
       *   Genaera Corp.                                                                               178,100             254,683
       *   Gene Logic, Inc.                                                                            259,660             934,776
       *   Genesis HealthCare Corp.                                                                      7,149             300,615
       *   Genta, Inc.                                                                                 130,100             158,722
       *   Gentiva Health Services, Inc.                                                               190,234           3,121,740
       *   GenVec, Inc.                                                                                312,609             515,805
     * #   Geron Corp.                                                                                 520,304           4,672,330
       *   Greatbatch, Inc.                                                                            168,600           4,886,028
     * #   GTC Biotherapeutics, Inc.                                                                   145,853             262,535
       *   GTx, Inc.                                                                                    72,900             570,807
       *   Hanger Orthopedic Group, Inc.                                                               178,800           1,131,804
       *   Harvard Bioscience, Inc.                                                                    214,835             827,115
       *   HealthAxis, Inc.                                                                              5,710               7,594
       *   HealthExtras, Inc.                                                                          272,191           6,156,960
       *   HealthStream, Inc.                                                                           14,400              30,946
       *   HealthTronics Surgical Services, Inc.                                                       270,505           1,985,507
     * #   Hemispherx Biopharma, Inc.                                                                  413,200           1,028,868
       *   Hi-Tech Pharmacal Co., Inc.                                                                  63,050           2,409,140
       *   HMS Holdings Corp.                                                                          167,500           1,264,625
     * #   Hollis-Eden Pharmaceuticals, Inc.                                                           159,368             854,212
           Hooper Holmes, Inc.                                                                         518,200           1,513,144
       *   Horizon Health Corp.                                                                        117,250           2,722,545
     * #   Icagen, Inc.                                                                                 19,600             123,480
       *   ICU Medical, Inc.                                                                           113,426           4,081,067
       *   IDM Pharma, Inc.                                                                              5,338              21,138
       *   I-Flow Corp.                                                                                173,440           2,273,798
       *   Illumina, Inc.                                                                              328,537           5,174,458
     * #   Immtech International, Inc.                                                                  87,764             697,724
       *   Immunicon Corp.                                                                              45,900             191,403
       *   ImmunoGen, Inc.                                                                             348,229           1,925,706
     * #   Immunomedics, Inc.                                                                          373,056             757,304
       *   IMPATH Bankruptcy Liquidating Trust                                                          70,200             147,420
     * #   Implant Sciences Corp.                                                                       89,800             365,486
       *   Incyte Corp.                                                                                637,623           3,545,184
       *   Indevus Pharmaceuticals, Inc.                                                               380,732           1,526,735
     * #   Inhibitex, Inc.                                                                              97,500             893,100

       *   Innovative Clinical Solutions, Ltd.                                                             610                   2
     * #   Inovio Biomedical Corp.                                                                      12,700              29,337
     * #   Insite Vision, Inc.                                                                         179,500             159,755
     * #   Insmed, Inc.                                                                                201,082             257,385
       *   Inspire Pharmaceuticals, Inc.                                                               336,570           2,436,767
       *   IntegraMed America, Inc.                                                                     26,380             288,070
       *   Intermagnetics General Corp.                                                                207,768           6,947,762
       *   InterMune, Inc.                                                                             264,020           3,815,089
     * #   Interpharm Holdings, Inc.                                                                   139,900             194,461
       *   IntraBiotics Pharmaceuticals, Inc.                                                           50,457             185,429
       *   IntraLase Corp.                                                                              40,600             702,786
     * #   Introgen Therapeutics, Inc.                                                                 222,633           1,375,872
       *   Inverness Medical Innovations, Inc.                                                           2,955              70,920
       *   Iomed, Inc.                                                                                  51,500             147,290
       *   Iridex Corp.                                                                                 59,815             431,260
       *   IRIS International, Inc.                                                                    137,850           3,400,759
       *   Isis Pharmaceuticals, Inc.                                                                  470,916           2,387,544
     * #   Isolagen, Inc.                                                                              217,800             370,260
       *   Ista Pharmaceuticals, Inc.                                                                  183,528           1,268,178
     * #   I-Trax, Inc.                                                                                128,200             243,580
       *   IVAX Diagnostics, Inc.                                                                       47,100             174,270
     * #   iVow, Inc.                                                                                    1,935               8,708
       *   Kendle International, Inc.                                                                  109,300           2,612,270
       *   Kensey Nash Corp.                                                                           122,700           2,808,603
     * #   Kera Vision, Inc.                                                                             7,800                   8
       *   Keryx Biopharmaceuticals, Inc.                                                              299,594           4,161,361
           Kewaunee Scientific Corp.                                                                    19,400             178,868
       *   Kosan Biosciences, Inc.                                                                     259,502           1,878,794
       *   Lannet Co., Inc.                                                                            170,970           1,166,015
       *   Large Scale Biology Corp.                                                                       740                 244
     * #   Laserscope                                                                                  170,850           3,676,692
           LCA-Vision, Inc.                                                                             27,687           1,321,501
           Lectec Corp.                                                                                 24,937              14,962
       *   Lexicon Genetics, Inc.                                                                      558,005           2,109,259
       *   Lifecell Corp.                                                                              265,085           4,872,262
       *   Lifecore Biomedical, Inc.                                                                   116,800           1,749,664
       *   Lifeline Systems, Inc.                                                                      107,290           3,812,014
     * #   Ligand Pharmaceuticals, Inc. Class B                                                         39,100             433,521
     * #   Lipid Sciences, Inc.                                                                        188,800             519,200
       *   Luminex Corp.                                                                               252,413           2,645,288
       *   Mannkind Corp.                                                                               11,280             146,302
     * #   Matria Healthcare, Inc.                                                                     166,212           5,639,573
     * #   Matritech, Inc.                                                                             257,800             159,836
       *   Matrixx Initiatives, Inc.                                                                    91,900           1,999,744
       *   Maxim Pharmaceuticals, Inc.                                                                 174,994             215,243
       *   Maxygen, Inc.                                                                               262,802           1,939,479
       *   MedCath Corp.                                                                               135,338           2,630,971
     * #   Med-Design Corp.                                                                             40,420              25,465
       *   Medical Action Industries, Inc.                                                              89,200           1,683,204
       *   Medical Staffing Network Holdings, Inc.                                                     214,800           1,185,696
       *   MEDTOX Scientific, Inc.                                                                      32,372             243,114
     * #   Memory Pharmaceuticals Corp.                                                                  5,600              11,872
       *   Memry Corp.                                                                                 166,100             320,573
       *   Merge Technologies, Inc.                                                                    151,353           4,319,615
           Meridian Bioscience, Inc.                                                                   209,950           3,919,767

       *   Merit Medical Systems, Inc.                                                                 219,806           2,813,517
       *   Metabasis Therapeutics, Inc.                                                                  1,600               9,280
       *   Metropolitan Health Networks, Inc.                                                          383,900             909,843
       *   MGI Pharma, Inc.                                                                                715              14,114
       *   Micro Therapeutics, Inc.                                                                    370,641           2,305,387
     * #   MicroIslet, Inc.                                                                             41,400              72,036
       *   Microtek Medical Holdings, Inc.                                                             375,445           1,392,901
     * #   Milestone Scientific, Inc.                                                                   27,100              33,875
       *   Molecular Devices Corp.                                                                     135,066           3,626,522
       *   Molina Healthcare, Inc.                                                                      60,400           1,612,680
       *   Momenta Pharmaceutical, Inc.                                                                 53,851           1,190,107
       *   Monogram Biosciences, Inc.                                                                  789,657           1,413,486
       *   Myogen, Inc.                                                                                 89,980           1,956,165
       *   Myriad Genetics, Inc.                                                                       250,755           4,817,004
       *   Nabi Biopharmaceuticals                                                                     145,797             468,008
       *   Nanogen, Inc.                                                                               341,867             964,065
       *   Nastech Pharmaceutical Co., Inc.                                                            166,220           2,376,946
       *   National Dentex Corp.                                                                        41,100             829,694
           National Home Health Care Corp.                                                              24,566             242,466
       *   National Medical Health Card Systems, Inc.                                                   39,221           1,084,853
           National Research Corp.                                                                      52,200             861,300
       *   Natus Medical, Inc.                                                                         141,641           2,342,742
           NDCHealth Corp.                                                                             278,600           5,248,824
       *   Neogen Corp.                                                                                 71,944           1,445,211
       *   Neopharm, Inc.                                                                              188,732           1,781,630
       *   NeoRx Corp.                                                                                      99                 100
       *   Neose Technologies, Inc.                                                                    180,947             316,657
     * #   Neurobiological Technologies, Inc.                                                           14,600              58,546
       *   Neurogen Corp.                                                                              285,332           2,122,870
       *   Neurometric, Inc.                                                                            26,443             822,113
       *   New Brunswick Scientific Co., Inc.                                                           75,600             489,888
     * #   NitroMed, Inc.                                                                              185,853           3,018,253
       *   NMT Medical, Inc.                                                                            96,500           1,782,355
       *   North American Scientific, Inc.                                                             105,700             247,338
     * #   Northfield Laboratories, Inc.                                                               214,032           2,743,890
       *   NovaMed, Inc.                                                                               176,947           1,210,317
     * #   Novavax, Inc.                                                                               348,439           1,209,083
       *   Noven Pharmaceuticals, Inc.                                                                 179,239           2,421,519
       *   Novoste Corp.                                                                                18,102              47,065
       *   NPS Pharmaceuticals, Inc.                                                                   275,575           3,193,914
       *   Nutraceutical International Corp.                                                            88,910           1,143,383
     * #   Nutrition 21, Inc.                                                                            1,085                 760
       *   NuVasive, Inc.                                                                              197,833           3,402,728
       *   Nuvelo, Inc.                                                                                341,252           2,972,305
           NWH, Inc.                                                                                    14,700             196,025
     * #   OCA, Inc.                                                                                   340,700             132,873
       *   Occulogix, Inc.                                                                              14,600             111,982
       *   Odyssey Healthcare, Inc.                                                                    279,933           5,184,359
       *   Omnicell, Inc.                                                                              208,251           2,078,345
       *   Optical Sensors, Inc.                                                                         1,133               3,059
           Option Care, Inc.                                                                           250,113           3,133,916
       *   OraSure Technologies, Inc.                                                                  362,276           4,912,463
       *   Orchid Cellmark, Inc.                                                                       173,715           1,167,365
       *   Orthologic Corp.                                                                            304,100           1,262,015
       *   Oscient Pharmaceutical Corp.                                                                582,501           1,135,877

       *   Osteotech, Inc.                                                                             151,125             544,050
       *   Oxigene, Inc.                                                                               162,300             772,548
       *   Pain Therapeutics, Inc.                                                                     359,964           2,602,540
     * #   PainCare Holdings, Inc.                                                                     409,400           1,518,874
     * #   Palatin Technologies, Inc.                                                                   59,337             212,426
     * #   Palomar Medical Technologies, Inc.                                                          137,171           4,667,929
     * #   Panacos Pharmaceuticals, Inc.                                                               382,066           3,022,142
       *   Parexel International Corp.                                                                 214,606           4,414,445
       *   Patient Infosystems, Inc.                                                                       408               1,408
       *   PDI, Inc.                                                                                   106,894           1,338,313
       *   Pediatric Services of America, Inc.                                                          57,900             939,138
       *   Penwest Pharmaceuticals Co.                                                                 176,134           2,985,471
       *   Per-Se Technologies, Inc.                                                                   253,627           5,802,986
       *   Pharmacopia Drug Discovery, Inc.                                                            103,050             325,638
     * #   Pharmacyclics, Inc.                                                                         163,254           1,212,977
       *   Pharmanetics, Inc.                                                                            9,600               2,064
       *   PhotoMedex, Inc.                                                                            344,874             544,901
       *   Point Therapeutics, Inc.                                                                      5,640              18,894
       *   Possis Medical, Inc.                                                                        159,600           1,596,000
       *   Pozen, Inc.                                                                                 231,596           2,355,331
       *   PRAECIS Pharmaceuticals, Inc.                                                                24,920              97,936
     * #   Premier Laser Systems, Inc. Class A                                                          16,400                  12
       *   Progenics Pharmaceuticals, Inc.                                                             197,988           5,240,742
       *   ProxyMed, Inc.                                                                               26,939             122,572
       *   PSS World Medical, Inc.                                                                      31,843             524,454
           Psychemedics Corp.                                                                           49,039             568,852
       *   QuadraMed Corp.                                                                             197,437             276,412
     * #   Questcor Pharmaceuticals, Inc.                                                              124,400             113,204
       *   Quidel Corp.                                                                                278,200           3,883,672
     * #   Quigley Corp.                                                                                64,395             907,970
       *   Radiation Therapy Services, Inc.                                                            174,636           6,625,690
       *   Radiologix, Inc.                                                                            176,100             545,910
       *   Regeneration Technologies, Inc.                                                             191,283           1,570,433
       *   Regeneron Pharmaceuticals, Inc.                                                             457,144           5,106,298
       *   RegeneRx Biopharmaceuticals, Inc.                                                             7,600              25,080
       *   RehabCare Group, Inc.                                                                       118,700           2,298,032
       *   Renovis, Inc.                                                                               221,745           3,516,876
       *   Repligen Corp.                                                                              250,400             741,184
       *   Res-Care, Inc.                                                                              199,577           3,454,678
       *   Retractable Technologies, Inc.                                                                6,300              26,334
       *   Rigel Pharmaceuticals, Inc.                                                                 194,036           4,253,269
       *   Rita Medical Systems, Inc.                                                                  318,544           1,309,216
       *   Rochester Medical Corp.                                                                      48,400             459,316
       *   Rural/Metro Corp.                                                                           110,300             976,155
       *   Salix Pharmaceuticals, Ltd.                                                                   1,650              31,961
       *   Sangamo BioSciences, Inc.                                                                   198,232             783,016
       *   Santarus, Inc.                                                                              164,614             987,684
       *   Savient Pharmaceuticals, Inc.                                                               254,600             952,204
       *   Schick Technologies, Inc.                                                                    47,200           1,392,872
       *   SciClone Pharmaceuticals, Inc.                                                              370,250           1,451,380
       *   Seattle Genetics, Inc.                                                                      338,489           1,682,290
     * #   Senesco Technologies, Inc.                                                                   39,100              62,560
       *   Senomyx, Inc.                                                                               217,763           2,774,301
       *   Sequenom, Inc.                                                                              141,980             126,362
       *   SeraCare Life Sciences, Inc.                                                                 74,346           1,630,408

       *   Serologicals Corp.                                                                          200,706           4,030,176
     * #   SFBC International, Inc.                                                                    136,782           2,884,732
     * #   Sirna Therapeutics, Inc.                                                                    477,982           1,696,836
       *   Sonic Innovations, Inc.                                                                     154,712             564,699
       *   SonoSite, Inc.                                                                              134,970           5,069,473
       *   Sonus Pharmaceuticals, Inc.                                                                 192,175             843,648
           Span-American Medical System, Inc.                                                           36,600             378,810
       *   Specialty Laboratories, Inc.                                                                180,700           2,379,819
       *   Spectranetics Corp.                                                                         226,102           2,487,122
     * #   Spectrum Pharmaceuticals, Inc.                                                              108,451             448,987
       *   SRI/Surgical Express, Inc.                                                                   38,400             233,280
       *   Staar Surgical Co.                                                                          213,575           1,217,378
     * #   StemCells, Inc.                                                                              17,500              73,500
       *   Stereotaxis, Inc.                                                                            67,000             473,020
       *   Stratagene Corp.                                                                             51,244             527,813
       *   Strategic Diagnostics, Inc.                                                                 161,000             531,300
       *   Sun Healthcare Group, Inc.                                                                  124,287             909,781
       *   SunLink Health Systems, Inc.                                                                 33,465             341,008
     * #   SuperGen, Inc.                                                                              415,656           2,327,674
       *   SurModics, Inc.                                                                             142,478           5,586,562
       *   Symbion, Inc.                                                                               164,094           4,396,078
       *   Synovis Life Technologies, Inc.                                                              91,200             742,368
       *   Synthetech, Inc.                                                                             89,950              32,382
       *   Tanox, Inc.                                                                                 348,212           5,783,801
       *   Telik, Inc.                                                                                     800              13,424
       *   Theragenics Corp.                                                                           241,800             735,072
       *   Third Wave Technologies, Inc.                                                               298,239             817,175
       *   Thoratec Corp.                                                                              176,539           3,610,223
       *   Threshold Pharmaceuticals, Inc.                                                              47,400             635,634
       *   Titan Pharmaceuticals, Inc.                                                                 219,900             332,049
       *   TLC Vision Corp.                                                                            125,065             800,416
     * #   Trestle Holdings, Inc.                                                                        1,340                 261
       *   Trimeris, Inc.                                                                              178,554           1,953,381
       *   TriPath Imaging, Inc.                                                                       294,398           1,813,492
       *   Tripos, Inc.                                                                                 47,700             145,485
       *   TriZetto Group, Inc.                                                                        342,555           5,566,519
       *   U.S. Physical Therapy, Inc.                                                                  94,673           1,873,579
       *   Urologix, Inc.                                                                              108,800             472,192
           Utah Medical Products, Inc.                                                                  53,100           1,538,838
     * #   Vascular Solutions, Inc.                                                                    112,197             958,162
     * #   Vaxgen, Inc.                                                                                129,700           1,143,143
       *   Ventiv Health, Inc.                                                                         217,017           5,351,639
       *   Viasys Healthcare, Inc.                                                                      10,400             283,920
       *   Vical, Inc.                                                                                 222,141           1,144,026
       *   Virbac Corp.                                                                                 29,500             114,903
     * #   Vision-Sciences, Inc.                                                                        23,250              44,640
       *   VistaCare, Inc.                                                                             120,421           1,661,810
       *   Vital Images, Inc.                                                                          100,629           2,680,757
           Vital Signs, Inc.                                                                           101,785           4,858,198
       *   Vivus, Inc.                                                                                 359,235           1,178,291
           West Pharmaceutical Services, Inc.                                                          154,900           3,867,853
           Young Innovations, Inc.                                                                         150               5,466
     * #   Zevex International, Inc.                                                                    26,500             347,415
     * #   Zila, Inc.                                                                                  358,721           1,201,715
       *   Zoll Medical Corp.                                                                           77,329           2,011,327
                                                                                                                 -----------------
Total Health Care                                                                                                      672,177,494
                                                                                                                 -----------------

Consumer Discretionary -- (15.0%)
     * #   1-800 CONTACTS, Inc.                                                                         95,765           1,042,881
       *   1-800-FLOWERS.COM, Inc.                                                                     221,748           1,543,366
       *   4Kids Entertainment, Inc.                                                                    97,900           1,600,665
       *   A.C. Moore Arts & Crafts, Inc.                                                              146,578           2,097,531
       *   Acme Communications, Inc.                                                                   120,000             487,200
           Acme United Corp.                                                                            30,407             441,510
       *   ACT Teleconferencing, Inc.                                                                      139                  36
           Action Performance Companies, Inc.                                                          133,700           1,691,305
       *   Advanced Marketing Services, Inc.                                                           135,675             617,321
           AFC Enterprises, Inc.                                                                       179,403           2,199,481
       *   Aftermarket Technology Corp.                                                                177,763           3,644,141
       *   Alderwoods Group, Inc.                                                                       64,534             969,301
           Aldila, Inc.                                                                                 42,633           1,074,778
       *   All American Semiconductor, Inc.                                                             45,140             176,949
       *   Alliance Gaming Corp.                                                                       398,600           4,755,298
     * #   Alloy, Inc.                                                                                 239,259           1,466,658
           Ambassadors Group, Inc.                                                                     167,654           4,206,439
       *   American Biltrite, Inc.                                                                      57,750             691,845
       *   America's Car-Mart, Inc.                                                                     85,256           1,374,327
       *   AMS Health Sciences, Inc.                                                                    46,700              34,558
           Andersons, Inc.                                                                              51,500           2,119,225
       *   Applica, Inc.                                                                               159,500             205,755
           Arctic Cat, Inc.                                                                             96,282           2,019,996
           Ark Restaurants Corp.                                                                        21,500             602,000
       *   Arlington Hospitality, Inc.                                                                  49,065               2,821
       *   Asbury Automotive Group, Inc.                                                               266,400           4,462,200
       *   Ashworth, Inc.                                                                              132,600           1,128,426
       *   Audiovox Corp. Class A                                                                      165,885           2,297,507
     * #   Avatar Holdings, Inc.                                                                        47,000           2,670,070
       *   Bakers Footwear Group, Inc.                                                                   8,006             119,770
       *   Ballantyne of Omaha, Inc.                                                                   126,135             618,061
       *   Bally Total Fitness Holding Corp.                                                           276,400           1,937,564
       *   Barry (R.G.) Corp.                                                                          163,435           1,005,125
           Bassett Furniture Industries, Inc.                                                          105,200           1,896,756
       *   Beasley Broadcast Group, Inc.                                                                53,578             751,164
       *   Benihana, Inc.                                                                               11,500             217,350
       *   Benihana, Inc. Class A                                                                        3,335              60,630
       *   Big Dog Holdings, Inc.                                                                        2,200              15,378
       *   Birks & Mayors, Inc.                                                                         13,946              90,649
       *   BJ's Restaurants, Inc.                                                                      183,372           4,353,251
           Blair Corp.                                                                                  20,786             775,318
       *   Blount International, Inc.                                                                  208,300           3,239,065
       *   Bluegreen Corp.                                                                             243,129           3,615,328
       *   Bombay Co., Inc.                                                                            302,900           1,199,484
       *   Bontex, Inc.                                                                                  2,200                 176
           Bon-Ton Stores, Inc.                                                                        110,500           2,040,935
           Books-A-Million, Inc.                                                                       171,700           1,629,433
           Bowl America, Inc. Class A                                                                   55,406             743,826
       *   Boyds Collection, Ltd.                                                                      454,700              39,786
     * #   Brillian Corp.                                                                               67,601             381,270
       *   Broadview Media, Inc.                                                                        15,800              46,610
           Brown Shoe Company, Inc.                                                                    143,600           5,901,960

       *   Buca, Inc.                                                                                  132,551             762,168
           Buckle, Inc.                                                                                101,800           3,321,734
       *   Bull Run Corp.                                                                               10,090               3,683
       *   Bush Industries, Inc. Escrow Shares                                                           2,300                  53
       *   CabelTel International Corp.                                                                  3,430               9,947
       *   Cache, Inc.                                                                                 129,106           2,172,854
           Cadmus Communications Corp.                                                                  68,294           1,378,173
       *   California Coastal Communities, Inc.                                                         75,500           2,965,640
       *   California Pizza Kitchen, Inc.                                                              155,531           5,098,306
       *   Calloway's Nursery, Inc.                                                                      1,700                 977
       *   Candlewood Hotel Co., Inc.                                                                    3,100                 181
       *   Capital Pacific Holdings, Inc.                                                               87,000             913,500
           Carmike Cinemas, Inc.                                                                        90,243           2,375,196
       *   Carriage Services, Inc.                                                                     143,700             745,803
       *   Casual Male Retail Group, Inc.                                                              267,140           1,650,925
       *   Catalina Lighting, Inc.                                                                      11,080              99,443
           Cato Corp. Class A                                                                          245,200           5,296,320
       *   Cavalier Homes, Inc.                                                                        148,500             868,725
       *   Cavco Industries, Inc.                                                                       23,012             903,221
       *   CD Warehouse, Inc.                                                                            5,600                  28
       *   Celebrity, Inc. Escrow Shares                                                                13,500                   0
       *   Champps Entertainment, Inc.                                                                 109,710             803,077
       #   Charles and Colvard, Ltd.                                                                   118,879           3,204,978
       *   Charlotte Russe Holding, Inc.                                                               180,600           3,377,220
       *   Chaus (Bernard), Inc.                                                                         1,760               1,531
       *   Checkers Drive-In Restaurants, Inc.                                                          93,230           1,407,773
           Cherokee, Inc.                                                                               21,655             748,180
           Christopher & Banks Corp.                                                                   276,000           4,162,080
       *   Chromcraft Revington, Inc.                                                                  100,600           1,358,100
           Churchill Downs, Inc.                                                                        17,700             670,476
           Coachmen Industries, Inc.                                                                   117,100           1,420,423
           Coast Distribution System, Inc.                                                              40,600             265,930
       *   Cobra Electronics Corp.                                                                     114,900           1,246,665
           Collegiate Pacific, Inc.                                                                     87,800             772,640
       *   Concepts Direct, Inc.                                                                         1,600                 160
       *   Concord Camera Corp.                                                                        156,186             198,356
       *   Congoleum Corp. Class A                                                                      35,500             158,152
     * #   Conn's, Inc.                                                                                182,751           6,178,811
       *   Cost Plus, Inc.                                                                             158,499           2,913,212
       *   Cost-U-Less, Inc.                                                                            13,600              92,480
           Courier Corp.                                                                               141,318           4,972,980
           CPI Corp.                                                                                    39,217             690,219
           Craftmade International, Inc.                                                                61,350           1,104,300
       *   CSK Auto Corp.                                                                              347,700           5,389,350
           CSS Industries, Inc.                                                                         37,750           1,259,340
       *   Culp, Inc.                                                                                  152,480             763,925
           Cutter & Buck, Inc.                                                                         111,600           1,350,360
       *   Cybex International, Inc.                                                                    75,950             279,496
       *   Cycle Country Accessories Corp.                                                              36,900             128,412
       *   Daily Journal Corp.                                                                             200               7,930
       *   Dave & Busters, Inc.                                                                        121,200           1,831,332
           Deb Shops, Inc.                                                                             100,300           2,916,724
     * #   Deckers Outdoor Corp.                                                                        64,900           1,494,647
           Decorator Industries, Inc.                                                                   20,587             160,990
           Delta Apparel, Inc.                                                                          77,280           1,178,520

       *   Delta Woodside Industries, Inc.                                                              50,100              28,056
     * #   Design Within Reach, Inc.                                                                    47,075             283,862
       *   Diedrich Coffee, Inc.                                                                        28,025             143,488
       *   Digital Generation Systems, Inc.                                                            259,400             150,452
       *   Dixie Group, Inc.                                                                            98,600           1,380,400
     * #   Dominion Homes, Inc.                                                                         63,300             629,835
           Dover Downs Gaming & Entertainment, Inc.                                                     76,145             956,381
           Dover Motorsports, Inc.                                                                     135,100             868,693
       *   Drew Industries, Inc.                                                                       188,000           5,662,560
       *   drugstore.com, Inc.                                                                         721,983           2,216,488
       *   Duckwall-ALCO Stores, Inc.                                                                   41,000             902,000
       *   Dura Automotive Systems, Inc.                                                               130,900             336,413
       *   E Com Ventures, Inc.                                                                         10,825             139,372
     * #   eCost.com, Inc.                                                                             113,829             151,393
       *   Educate, Inc.                                                                               276,800           3,030,960
           Educational Development Corp.                                                                15,400             130,746
       *   ELXSI Corp.                                                                                   7,100              23,430
       *   EMAK Worldwide, Inc.                                                                         58,100             393,918
       *   Emerging Vision, Inc.                                                                       145,200              24,684
       *   Emerson Radio Corp.                                                                         205,878             629,987
       *   Emmis Communications Corp. Class A                                                           79,049           1,647,381
       *   Enesco Group, Inc.                                                                          122,400             266,832
     * #   Escala Group, Inc.                                                                          223,964           3,706,604
       *   Everlast Worldwide, Inc.                                                                      5,600              48,720
       *   Fab Industries, Inc.                                                                         40,200             100,500
     * #   Factory 2-U Stores, Inc.                                                                     53,754                 188
       *   Fairchild Corp. Class A                                                                     148,929             342,537
       *   Famous Dave's of America, Inc.                                                               85,730             918,168
       *   Featherlite, Inc.                                                                            78,600             326,190
           Fedders Corp.                                                                               261,382             572,427
           Federal Screw Works                                                                          33,750             590,625
       *   Finlay Enterprises, Inc.                                                                     79,800             913,710
           Flanigan's Enterprises, Inc.                                                                 20,600             202,910
       *   Fleetwood Enterprises, Inc.                                                                 463,099           5,283,960
           Flexsteel Industries, Inc.                                                                   60,900             850,773
       *   Foamex International, Inc.                                                                   58,149               2,181
     * #   Footstar, Inc.                                                                               83,700             284,580
       *   Fountain Powerboat Industries, Inc.                                                          35,700             176,715
       *   Fox & Hound Restaurant Group                                                                 74,831             987,769
       *   Franklin Covey Co.                                                                          181,100           1,227,858
       *   Franklin Electronic Publishers, Inc.                                                         81,300             284,550
           Fred's, Inc.                                                                                298,841           4,963,749
       *   Friedmans, Inc. Class A                                                                     131,900               2,308
       *   Friendly Ice Cream Corp.                                                                     24,500             218,050
           Frisch's Restaurants, Inc.                                                                   63,868           1,577,540
     * #   Gadzooks, Inc.                                                                               81,000               1,822
       *   Gaiam, Inc.                                                                                   3,551              47,761
           GameTech International, Inc.                                                                 78,500             306,150
           Gaming Partners International Corp.                                                          60,361             703,809
     * #   Gander Mountain Co.                                                                          36,851             209,682
     * #   Genesco, Inc.                                                                               153,900           6,102,135
           Gentek, Inc.                                                                                 78,784           1,279,452
       *   G-III Apparel Group, Ltd.                                                                    61,470             619,003
           Goody's Family Clothing, Inc.                                                               235,660           2,203,421
       *   Gottschalks, Inc.                                                                           129,300           1,053,795

           Gray Television, Inc.                                                                       309,200           2,758,064
           Gray Television, Inc. Class A                                                                41,200             359,676
       *   Group 1 Automotive, Inc.                                                                    186,300           5,751,081
       *   GSI Commerce, Inc.                                                                          344,299           5,729,135
       *   Guess, Inc.                                                                                  34,200           1,158,696
       *   Gymboree Corp.                                                                              250,800           5,658,048
       *   Ha-Lo Industries, Inc.                                                                        8,600                   6
       *   Hampshire Group, Ltd.                                                                        25,400             604,266
           Hancock Fabrics, Inc.                                                                       182,600             821,700
           Handleman Co.                                                                               154,905           2,126,846
       *   Harolds Stores, Inc.                                                                         41,537              39,045
       *   Harris Interactive, Inc.                                                                    445,525           1,773,189
       *   Hartmarx Corp.                                                                              295,600           2,169,704
       *   Hastings Entertainment, Inc.                                                                 93,100             458,052
       *   Hastings Manufacturing Co.                                                                   10,200                 765
           Haverty Furniture Co., Inc.                                                                 125,200           1,610,072
           Haverty Furniture Co., Inc. Class A                                                          12,000             154,260
       *   Hayes Lemmerz International, Inc.                                                            99,300             301,872
       *   Hibbett Sporting Goods, Inc.                                                                 94,492           2,830,980
       *   Hollywood Media Corp.                                                                       248,397           1,078,018
     * #   Home Solutions of America, Inc.                                                             239,540           1,377,355
       *   Hot Topic, Inc.                                                                              15,900             246,450
       *   Iconix Brand Group, Inc.                                                                    258,901           2,418,135
           ILX Resorts, Inc.                                                                            25,700             232,585
       *   Image Entertainment, Inc.                                                                   172,400             662,016
       *   IMPCO Technologies, Inc.                                                                    219,480           1,141,296
     * #   Infosonics Corp.                                                                             14,000             161,560
       *   Insight Communications Co., Inc.                                                            326,606           3,801,694
       *   Insignia Systems, Inc.                                                                       51,150              30,690
       *   Interface, Inc. Class A                                                                     373,067           3,107,648
       *   Interstate Hotels & Resorts, Inc.                                                           223,450           1,012,228
       *   INVESTools, Inc.                                                                            360,350           1,798,146
       *   Isle of Capri Casinos, Inc.                                                                 190,855           5,175,988
       *   J. Alexander's Corp.                                                                        104,700             839,694
       *   J. Jill Group, Inc.                                                                         168,450           3,084,319
       *   Jaclyn, Inc.                                                                                 20,027             157,612
       *   Jakks Pacific, Inc.                                                                         189,356           3,859,075
       *   Jameson Inns, Inc.                                                                          139,490             291,534
       *   Jennifer Convertibles, Inc.                                                                  41,000             155,800
       *   Jo-Ann Stores, Inc.                                                                         166,300           2,115,336
       *   Johnson Outdoors, Inc.                                                                       52,800             855,360
       *   Jos. A. Bank Clothiers, Inc.                                                                110,537           5,527,955
           Journal Register Co.                                                                        345,300           5,390,133
       *   K2, Inc.                                                                                    361,763           3,675,512
           Kellwood Co.                                                                                 99,500           2,300,440
           Kenneth Cole Productions, Inc. Class A                                                      119,000           3,341,520
       *   Keystone Automotive Industries, Inc.                                                        141,700           3,967,600
           Kimball International, Inc. Class B                                                         191,204           2,036,323
       *   Kirkland's, Inc.                                                                            124,214             819,812
           Knape & Vogt Manufacturing Co.                                                               27,588             398,647
           Koss Corp.                                                                                   84,000           2,079,840
     * #   Krause's Furniture, Inc.                                                                     23,000                   2
     * #   Krispy Kreme Doughnuts, Inc.                                                                469,300           2,323,035
       *   LaCrosse Footwear, Inc.                                                                      20,518             224,877
       *   Lakeland Industries, Inc.                                                                    26,487             525,237

     * #   Lakes Entertainment, Inc.                                                                   153,500           1,135,900
           Landry's Restaurants, Inc.                                                                   34,900             944,045
       *   Lazare Kaplan International, Inc.                                                            67,400             554,028
       #   La-Z-Boy, Inc.                                                                              404,100           5,402,817
       *   Learning Care Group, Inc.                                                                    31,700             231,727
       *   Lenox Group, Inc.                                                                           115,950           1,433,142
           Levitt Corp. Class A                                                                        132,000           2,855,160
           Libbey, Inc.                                                                                 98,300           1,166,821
           Liberty Corp.                                                                                70,700           3,296,034
           Liberty Homes, Inc. Class A                                                                     200               1,250
           Lifetime Brands, Inc.                                                                        89,052           1,937,772
           Lithia Motors, Inc. Class A                                                                 119,400           3,408,870
       *   LKG Corp.                                                                                   187,071           6,096,644
       *   Lodgenet Entertainment Corp.                                                                133,161           1,825,637
       *   Lodgian, Inc.                                                                                46,598             479,493
           Lone Star Steakhouse & Saloon, Inc.                                                         134,758           3,122,343
       *   LOUDTechnologies, Inc.                                                                       22,580             316,120
       *   Luby's, Inc.                                                                                210,350           2,688,273
           M/I Homes, Inc.                                                                             126,500           5,534,375
       *   Mace Security International, Inc.                                                            41,982             100,757
     * #   Magna Entertainment Corp.                                                                    15,700             118,849
       *   Main Street Restaurant Group, Inc.                                                          137,423             676,121
     * #   Major Automotive Companies, Inc.                                                              3,350               4,723
           Marine Products Corp.                                                                       103,005           1,036,230
       *   MarineMax, Inc.                                                                             140,076           3,678,396
       *   Marisa Christina, Inc.                                                                       68,800              45,408
       *   Marlton Technologies, Inc.                                                                   40,000              47,200
       *   Max & Erma's Restaurants, Inc.                                                               20,844             255,339
       *   McCormick & Schmick's Seafood Restaurants, Inc.                                              68,813           1,633,621
           McRae Industries, Inc. Class A                                                                8,800             112,200
       *   Meade Instruments Corp.                                                                     152,660             415,235
       *   Mediacom Communications Corp.                                                                61,392             319,852
       *   Merisel, Inc.                                                                                     5                  38
       *   Mestek, Inc.                                                                                115,650           1,399,365
       *   Midas, Inc.                                                                                 123,100           2,324,128
       *   Mikohn Gaming Corp.                                                                         188,125           1,883,131
       *   Mity Enterprises, Inc.                                                                       40,550             742,876
           Monaco Coach Corp.                                                                          227,200           3,369,376
       *   Monarch Casino & Resort, Inc.                                                               145,000           3,101,550
           Monro Muffler Brake, Inc.                                                                    87,397           2,697,071
       *   Morgan's Foods, Inc.                                                                            500               3,460
       *   Mossimo, Inc.                                                                               149,150             829,274
       *   Mothers Work, Inc.                                                                           36,400             378,560
       *   Motorcar Parts of America, Inc.                                                              24,500             244,387
           Movado Group, Inc.                                                                          185,800           3,428,010
           Movie Gallery, Inc.                                                                          69,211             341,210
       *   MTR Gaming Group, Inc.                                                                      203,681           1,519,460
     * #   Multimedia Games, Inc.                                                                      219,809           2,237,656
       *   Nathan's Famous, Inc.                                                                        52,600             504,960
       *   National RV Holdings, Inc.                                                                  102,650             614,873
     * #   Nature Vision, Inc.                                                                             500               3,160
     * #   Navarre Corp.                                                                               226,457           1,311,186
       *   Navigant International, Inc.                                                                104,400           1,140,570
           Nelson (Thomas), Inc.                                                                       126,800           3,138,300
       *   Nevada Gold & Casinos, Inc.                                                                 102,250           1,073,625

       *   New Frontier Media, Inc.                                                                    192,863           1,197,679
       *   Nitches, Inc.                                                                                11,213              56,962
           Nobel Learning Communities, Inc.                                                             49,600             471,200
           Nobility Homes, Inc.                                                                         43,800           1,126,098
           Noble International, Ltd.                                                                    74,615           1,680,330
       *   NTN Communications, Inc.                                                                    363,891             582,226
       *   O'Charleys, Inc.                                                                            160,061           2,322,485
       *   Odd Job Stores, Inc.                                                                         86,200              19,395
       *   Ohio Art Co.                                                                                  3,600              18,990
     * #   Oneida, Ltd.                                                                                103,200             101,136
       *   Opinion Research Corp.                                                                       27,500             172,975
           Orleans Homebuilders, Inc.                                                                  144,000           2,802,240
       *   Outdoor Channel Holdings, Inc.                                                                8,290             132,557
       *   Overstock.com, Inc.                                                                          14,692             546,689
           Oxford Industries, Inc.                                                                     115,000           6,488,300
       *   P & F Industries, Inc. Class A                                                                  600               7,938
     * #   Palm Harbor Homes, Inc.                                                                     181,734           3,422,051
       *   Pantry, Inc.                                                                                157,978           6,492,896
       *   Papa John's International, Inc.                                                             120,978           6,588,462
       *   Party City Corp.                                                                            131,027           2,241,872
       *   Paxson Communications Corp.                                                                 343,100             325,945
       *   PC Mall, Inc.                                                                                94,500             465,885
     * #   Pegasus Communications Corp.                                                                 56,640             201,072
       *   Perry Ellis International, Inc.                                                              76,400           1,537,932
       *   PetMed Express, Inc.                                                                        190,474           2,243,784
           Phillips-Van Heusen Corp.                                                                     6,900             233,841
       *   Phoenix Footwear Group, Inc.                                                                 46,300             275,485
       *   Phoenix Gold International, Inc.                                                              3,600               1,296
       *   Pinnacle Entertainment, Inc.                                                                236,000           5,638,040
       *   Playboy Enterprises, Inc. Class B                                                           228,680           3,276,984
       *   Point.360                                                                                    84,700             160,083
       *   Pomeroy IT Solutions, Inc.                                                                  105,149             846,449
       #   Pre-Paid Legal Services, Inc.                                                               125,300           5,331,515
       *   PRIMEDIA, Inc.                                                                               55,604             112,320
       *   Princeton Review, Inc.                                                                      134,841             721,399
       *   Proliance International, Inc.                                                                63,000             343,980
       *   Provide Commerce, Inc.                                                                       96,890           2,796,245
       *   QEP Co., Inc.                                                                                15,200             171,456
     * #   Quaker Fabric Corp.                                                                         147,950             396,506
     * #   Quantum Fuel Systems Technologies Worldwide, Inc.                                           367,283             936,572
       *   R&B, Inc.                                                                                   138,600           1,639,638
       *   Raytech Corp.                                                                                51,695              66,687
       *   RC2 Corp.                                                                                   158,980           5,618,353
       *   Reading International, Inc. Class A                                                         142,163           1,130,196
       *   Reading International, Inc. Class B                                                          10,140              78,078
       *   Red Lion Hotels Corp.                                                                       118,800           1,051,380
       *   RedEnvelope, Inc.                                                                            50,323             597,837
       *   Regent Communications, Inc.                                                                 551,100           2,749,989
       *   Rentrak Corp.                                                                               104,800             947,392
       *   Rent-Way, Inc.                                                                              199,600           1,307,380
       *   Restoration Hardware, Inc.                                                                  289,400           1,692,990
     * #   Retail Ventures, Inc.                                                                       312,556           3,991,340
       *   Rex Stores Corp.                                                                            141,475           2,106,563
       *   Riviera Holdings Corp.                                                                       66,300             926,874
       *   Rockford Corp.                                                                               57,300             178,776

       *   Rocky Shoes & Boots, Inc.                                                                    34,200             818,406
       *   Rubio's Restaurants, Inc.                                                                    72,100             616,455
           Russ Berrie & Co., Inc.                                                                     153,400           1,788,644
           Russell Corp.                                                                               251,800           3,985,994
       *   Ryan's Restaurant Group, Inc.                                                               306,442           3,643,595
       *   S&K Famous Brands, Inc.                                                                      24,600             439,725
       *   Safety Components International, Inc.                                                         1,180              17,700
       *   Saga Communications, Inc. Class A                                                           128,041           1,590,269
       *   Salem Communications Corp.                                                                  153,513           2,932,098
     * #   Salton, Inc.                                                                                105,300             250,614
       *   Schieb (Earl), Inc.                                                                          71,500             266,337
       *   Select Comfort Corp.                                                                        277,644           6,655,127
     * #   Sharper Image Corp.                                                                         108,800           1,104,320
       *   Shiloh Industries, Inc.                                                                     121,800           1,610,196
       *   Shoe Carnival, Inc.                                                                         123,800           2,539,138
       *   Shoe Pavilion, Inc.                                                                           5,700              32,490
       *   ShopKo Stores, Inc.                                                                         255,600           7,330,608
           Sinclair Broadcast Group, Inc. Class A                                                      206,121           1,982,884
     * #   Six Flags, Inc.                                                                             716,900           5,348,074
       *   Skechers U.S.A., Inc. Class A                                                               185,600           2,776,576
           Skyline Corp.                                                                                41,800           1,598,850
     * #   Smith & Wesson Holding Corp.                                                                273,500           1,145,965
       *   Smith & Wollensky Restaurant Group, Inc.                                                     52,300             297,587
           Sonesta International Hotels Corp. Class A                                                      400              11,012
       *   Source Interlink Companies, Inc.                                                            374,569           4,112,768
       *   Southern Energy Homes, Inc.                                                                 120,525             720,137
       *   Spanish Broadcasting System, Inc.                                                           284,671           1,372,114
       *   SPAR Group, Inc.                                                                              1,000               1,150
           Spartan Motors, Inc.                                                                         97,400             971,078
       *   Sport Chalet, Inc. Class A                                                                   98,875             835,494
       *   Sport Chalet, Inc. Series B                                                                  14,125             133,834
       *   Sport Supply Group, Inc.                                                                     63,100             303,826
     * #   Sport-Haley, Inc.                                                                            32,100             153,117
       *   Sportsman's Guide, Inc.                                                                      64,350           1,688,544
           Stage Stores, Inc.                                                                           80,177           2,398,094
       *   Stamps.com, Inc.                                                                            176,898           4,148,258
           Standard Motor Products, Inc.                                                               144,500           1,284,605
           Stanley Furniture, Inc.                                                                     141,600           3,525,840
           Star Buffet, Inc.                                                                            16,400             117,096
       *   Steak n Shake Co.                                                                           216,800           3,739,800
       *   Steinway Musical Instruments, Inc.                                                           79,000           1,975,000
           Steven Madden, Ltd.                                                                         123,500           3,362,905
           Stewart Enterprises, Inc.                                                                   472,798           2,411,270
       *   Stoneridge, Inc.                                                                            172,100           1,041,205
       *   Strattec Security Corp.                                                                      40,900           1,985,695
           Stride Rite Corp.                                                                           293,600           4,034,064
           Sturm Ruger & Co., Inc.                                                                     219,300           1,546,065
       *   Sunterra Corp.                                                                              143,817           1,689,850
       #   Superior Industries International, Inc.                                                     209,300           4,774,133
           Superior Uniform Group, Inc.                                                                 86,600             952,600
           Syms Corp.                                                                                  143,200           2,023,416
       *   Systemax, Inc.                                                                              194,400           1,150,848
       *   Tag-It Pacific, Inc.                                                                        124,800              77,376
           Tandy Brand Accessories, Inc.                                                                56,777             692,112
       *   Tandy Leather Factory, Inc.                                                                     200                 970

     * #   Tarrant Apparel Group                                                                       232,085             278,502
       *   Tenneco Automotive, Inc.                                                                    334,700           5,813,739
       *   The Dress Barn, Inc.                                                                        230,326           7,688,282
           The Hallwood Group, Inc.                                                                      2,653             209,560
           The Marcus Corp.                                                                            163,900           3,976,214
           The Pep Boys - Manny, Moe & Jack                                                             61,800             886,830
       *   The Rowe Companies                                                                          120,268             312,697
       *   The Sports Authority, Inc.                                                                  201,900           6,353,793
       *   The Sports Club Co., Inc.                                                                   142,200              94,563
     * #   TiVo, Inc.                                                                                  651,465           3,504,882
       *   Tower Automotive, Inc.                                                                          400                  41
           Traffix, Inc.                                                                               142,900             780,234
       *   Trans World Entertainment Corp.                                                             218,126           1,424,363
       *   Tropical Sportswear International Corp.                                                         160                   2
       *   Trump Entertainment Resorts, Inc.                                                                64               1,166
       *   Tweeter Home Entertainment Group, Inc.                                                      177,425             997,128
       *   Ultimate Electronics, Inc.                                                                    2,190                  44
       *   Unifi, Inc.                                                                                 401,500           1,152,305
           Unifirst Corp.                                                                               87,300           2,697,570
       *   United Retail Group, Inc.                                                                   118,000           1,216,580
       *   Universal Electronics, Inc.                                                                 108,420           1,880,003
       *   ValueVision Media, Inc. Class A                                                             326,922           3,628,834
       *   Varsity Group, Inc.                                                                         112,719             476,801
       *   Vertrue, Inc.                                                                                75,768           2,737,498
       *   Virco Manufacturing Corp.                                                                   155,131             937,767
       *   Waxman Industries, Inc. Class B                                                                 975               6,654
           Wellco Enterprises, Inc.                                                                     10,600             132,500
     * #   Wells-Gardner Electronics Corp.                                                              61,341             122,682
       *   West Marine, Inc.                                                                           149,302           1,982,731
       *   Western Metals Corp.                                                                         75,000             204,750
     * #   Wet Seal, Inc. Class A                                                                      477,722           2,398,164
           Weyco Group, Inc.                                                                             6,600             127,446
     * #   Whitehall Jewelers, Inc.                                                                    153,200             164,690
       *   Wickes, Inc.                                                                                 37,100                 111
       *   Wilsons The Leather Experts, Inc.                                                           331,620           1,475,709
       *   Winmark Corp.                                                                                51,900           1,117,926
       *   WisdomTree Investments, Inc.                                                                  6,700              16,415
           World Wrestling Federation Entertainment, Inc.                                                1,200              16,212
       *   Young Broadcasting, Inc. Class A                                                            127,936             240,520
       *   Zapata Corp.                                                                                106,880             651,968
                                                                                                                 -----------------
Total Consumer Discretionary                                                                                           641,451,182
                                                                                                                 -----------------
Industrials -- (14.5%)
       *   3-D Systems Corp.                                                                           110,010           1,957,078
       *   AAON, Inc.                                                                                  141,725           2,412,160
       *   AAR Corp.                                                                                   254,237           5,323,723
       *   Ablest, Inc.                                                                                 13,500             111,510
           Abrams Industries, Inc.                                                                      18,810              83,893
       *   ABX Air, Inc.                                                                                50,501             378,758
       *   Accuride Corp.                                                                              178,500           2,320,500
           Aceto Corp.                                                                                 194,062           1,164,372
       *   Active Power, Inc.                                                                          392,389           1,369,438
       *   Aerosonic Corp.                                                                              33,100             245,271
       *   AirNet Systems, Inc.                                                                         96,100             392,088
           Alamo Group, Inc.                                                                            70,700           1,491,770

       *   Allied Defense Group, Inc.                                                                   48,640           1,095,859
       *   Allied Holdings, Inc.                                                                        72,900              18,225
           Ambassadors International, Inc.                                                              70,600           1,046,257
           American Ecology Corp.                                                                      146,598           2,385,149
       *   American Locker Group, Inc.                                                                  32,200             156,170
       *   American Science & Engineering, Inc.                                                         69,000           4,654,740
     * #   American Superconductor Corp.                                                               255,592           2,083,075
           American Woodmark Corp.                                                                     129,320           3,313,178
           Ameron International Corp.                                                                   66,700           2,998,165
       *   AML Communications, Inc.                                                                     61,500              73,800
           Ampco-Pittsburgh Corp.                                                                       81,300           1,172,346
           Amrep Corp.                                                                                  63,610           1,679,940
           Angelica Corp.                                                                               49,300             681,819
       *   APAC Customer Services, Inc.                                                                311,389             463,970
           Apogee Enterprises, Inc.                                                                    241,900           3,742,193
           Applied Signal Technologies, Inc.                                                            94,700           1,701,759
       *   ARGON ST, Inc.                                                                              153,470           4,427,610
       *   Armstrong Holdings, Inc.                                                                     27,400              51,786
     * #   Arotech Corp.                                                                                49,700              19,383
       *   Artesyn Technologies, Inc.                                                                  219,200           2,187,616
           Art's-Way Manufacturing Co., Inc.                                                               100                 485
       *   Astec Industries, Inc.                                                                      166,283           4,660,912
       *   Astronics Corp.                                                                              50,436             527,056
     * #   AstroPower, Inc.                                                                             14,986                  15
     * #   ASV, Inc.                                                                                   220,242           5,510,455
     * #   ATA Holdings Corp.                                                                          152,521              55,670
       *   Ault, Inc.                                                                                   40,100              83,408
       *   Avalon Holding Corp. Class A                                                                 15,475              68,864
       *   Axsys Technologies, Inc.                                                                     77,800           1,454,082
       *   AZZ, Inc.                                                                                    59,726           1,156,295
           Badger Meter, Inc.                                                                          129,000           5,049,060
       *   Baker (Michael) Corp.                                                                        77,014           1,925,350
       *   Baldwin Technology Co., Inc. Class A                                                        131,900             521,005
           Barnes Group, Inc.                                                                          160,872           5,545,258
       *   Barrett Business Services, Inc.                                                              92,700           2,336,040
       *   BE Aerospace, Inc.                                                                          236,601           4,145,250
       *   BlueLinx Holdings Inc.                                                                      241,400           2,694,024
     * #   BOLDER Technologies Corp.                                                                    40,300                 208
           Bowne & Co., Inc.                                                                           252,968           3,741,397
     * #   BTU International, Inc.                                                                      78,200           1,193,332
       *   Butler International, Inc.                                                                   69,690             205,587
           C&D Technologies, Inc.                                                                      197,900           1,464,460
       *   Cannon Express, Inc.                                                                             50                   0
     * #   Capstone Turbine Corp.                                                                      425,923           1,443,879
           Cascade Corp.                                                                               116,650           5,967,814
       *   Casella Waste Systems, Inc. Class A                                                         196,056           2,399,725
       *   Catalytica Energy Systems, Inc.                                                              58,500              62,595
       *   CBIZ, Inc.                                                                                  540,602           3,384,169
     * #   CD&L, Inc.                                                                                   13,100              31,440
           CDI Corp.                                                                                   162,070           4,576,857
       *   Celadon Group, Inc.                                                                          82,400           2,283,304
           Central Parking Corp.                                                                       282,532           3,952,623
       *   Cenveo, Inc.                                                                                436,600           5,636,506
           CERBCO, Inc. Class A                                                                          3,500               4,568
           Champion Industries, Inc.                                                                    92,800             399,040

       *   Channell Commercial Corp.                                                                    23,800             124,950
           Chase Corp.                                                                                  24,200             348,480
           Chicago Rivet & Machine Co.                                                                  20,000             455,000
           CIRCOR International, Inc.                                                                  128,011           3,334,687
       *   Clean Harbors, Inc.                                                                         139,800           4,034,628
       *   CNE Group, Inc.                                                                               2,900               1,305
       *   Coinstar, Inc.                                                                              209,862           5,099,647
           Collins Industries, Inc.                                                                     65,725             391,064
       *   Columbus McKinnon Corp.                                                                     149,600           3,138,608
       *   Comforce Corp.                                                                              108,466             233,202
           Comfort Systems USA, Inc.                                                                   336,100           3,155,979
       *   Commercial Vehicle Group, Inc.                                                               16,738             331,245
       *   Compudyne Corp.                                                                              56,171             331,971
           CompX International, Inc.                                                                     9,500             153,330
       *   Conrad Industries, Inc.                                                                      18,700              34,315
       *   Consolidated Graphics, Inc.                                                                  99,700           5,103,643
       *   Continental Airlines, Inc.                                                                  237,903           3,704,150
       *   Cornell Companies, Inc.                                                                     106,200           1,504,854
       *   Corrpro Companies, Inc.                                                                      42,775              46,839
       *   CoStar Group, Inc.                                                                           50,700           2,379,858
       *   Covenant Transport, Inc. Class A                                                             91,000           1,058,330
       *   CPI Aerostructures, Inc.                                                                     41,433             401,900
       *   CRA International, Inc.                                                                      48,100           2,141,412
       *   Cross (A.T.) Co. Class A                                                                    130,300             521,200
       *   Crown Andersen, Inc.                                                                         11,400               9,690
           Cubic Corp.                                                                                 203,350           3,597,262
     * #   Delta Air Lines, Inc.                                                                       176,600              96,247
     * #   DHB Industries, Inc.                                                                        326,400           1,364,352
       *   DiamondCluster International, Inc.                                                          249,434           1,581,412
       *   Distributed Energy Systems Corp.                                                            296,811           2,751,438
     * #   Document Securities Systems, Inc.                                                             7,900              77,183
       *   Driver-Harris Co.                                                                             9,898                   1
       *   Ducommun, Inc.                                                                               93,900           1,924,011
       *   Duratek, Inc.                                                                               124,000           2,034,840
       *   Dynamex, Inc.                                                                                93,908           1,738,237
       #   Dynamic Materials Corp.                                                                      29,400             715,008
           Eastern Co.                                                                                  33,900             674,610
           Ecology & Environment, Inc. Class A                                                          13,900             111,339
           EDO Corp.                                                                                   163,900           4,364,657
       *   Electro Rent Corp.                                                                          196,612           2,748,636
           ElkCorp                                                                                     162,300           5,547,414
       *   EMCOR Group, Inc.                                                                             3,900             275,925
       *   Encore Wire Corp.                                                                           219,225           5,219,747
       *   EnerSys                                                                                      30,300             438,138
     * #   ENGlobal Corp.                                                                              215,400           1,453,950
           Ennis, Inc.                                                                                 222,300           3,945,825
       *   EnPro Industries, Inc.                                                                      167,000           4,817,950
       *   Environmental Tectonics Corp.                                                                59,500             299,285
           Espey Manufacturing & Electronics Corp.                                                      20,500             822,050
       *   Essex Corp.                                                                                 170,290           3,244,025
       *   Evercel, Inc.                                                                                 2,566               1,925
     * #   Evergreen Solar, Inc.                                                                       493,600           5,928,136
       *   Exponent, Inc.                                                                               69,800           1,909,030
       *   ExpressJet Holdings, Inc.                                                                   442,700           3,860,344
       *   EXX, Inc. Class A                                                                             1,900               3,800

       *   EXX, Inc. Class B                                                                               100                 205
           Federal Signal Corp.                                                                         28,300             462,422
       *   Fiberstars, Inc.                                                                             63,309             625,493
       *   First Aviation Services, Inc.                                                                 1,700               6,664
       *   First Consulting Group, Inc.                                                                181,725           1,063,091
       *   Flanders Corp.                                                                              251,600           2,551,224
     * #   Flow International Corp.                                                                    265,892           2,246,787
     * #   FLYi, Inc.                                                                                  158,993               3,577
       *   Foster (L.B.) Co. Class A                                                                   120,700           1,677,730
       *   Frontier Airlines, Inc.                                                                     278,557           2,273,025
       *   Frozen Food Express Industries, Inc.                                                        161,875           1,871,275
     * #   FuelCell Energy, Inc.                                                                       377,790           3,184,770
       *   Gehl Co.                                                                                     94,403           2,433,709
       *   General Cable Corp.                                                                         340,700           6,183,705
       *   General Employment Enterprises, Inc.                                                         17,700              34,338
       *   Genesee & Wyoming, Inc.                                                                     127,650           4,291,593
       *   Global Payment Technologies, Inc.                                                            52,900             142,301
       *   Global Power Equipment Group, Inc.                                                          337,800           1,577,526
           Gorman-Rupp Co.                                                                              72,125           1,640,123
       *   GP Strategies Corp.                                                                         134,200             959,530
       *   Graftech International, Ltd.                                                                774,300           5,063,922
           Graham Corp.                                                                                 26,080             583,670
           Greenbrier Companies, Inc.                                                                  126,600           3,449,850
       *   Griffon Corp.                                                                               235,350           5,733,126
           Hardinge, Inc.                                                                               83,500           1,451,230
       *   Hawaiian Holdings, Inc.                                                                     588,481           2,236,228
       *   Hawk Corp.                                                                                   68,100             942,504
           Healthcare Services Group, Inc.                                                             236,100           5,017,125
           Heico Corp.                                                                                  80,400           1,835,532
           Heico Corp. Class A                                                                         116,099           2,095,587
       *   Heidrick & Struggles International, Inc.                                                    153,119           5,060,583
       *   Henry Bros. Electronics, Inc.                                                                 3,300              16,335
       *   Herley Industries, Inc.                                                                     111,272           1,832,650
       *   Hirsch International Corp. Class A                                                            4,550               5,642
       *   Hi-Shear Technology Corp.                                                                    45,350             126,073
       *   Hub Group, Inc. Class A                                                                     148,794           6,033,597
       *   Hudson Highland Group, Inc.                                                                 197,567           4,988,567
       *   Hudson Technologies, Inc.                                                                    25,484              44,597
     * #   Hurco Companies, Inc.                                                                        51,000           1,156,170
       *   Huttig Building Products, Inc.                                                              112,600             976,242
       *   ICT Group, Inc.                                                                              91,700           1,469,034
       *   II-VI, Inc.                                                                                 236,904           4,531,974
       *   Industrial Distribution Group, Inc.                                                          81,400             599,918
       *   Infrasource Services, Inc.                                                                  282,200           3,310,206
       *   Innotrac Corp.                                                                              156,400           1,040,060
       *   Innovative Solutions & Support, Inc.                                                         35,850             528,788
       *   Insituform Technologies, Inc. Class A                                                       217,060           4,312,982
     * #   Integrated Electrical Services, Inc.                                                        278,800             153,340
           International Aluminum Corp.                                                                 18,500             735,930
       *   International Shipholding Corp.                                                              51,200             811,008
           Interpool, Inc.                                                                             121,800           2,272,788
       *   Intersections, Inc.                                                                          55,088             497,996
     * #   Ionatron, Inc.                                                                              422,587           4,437,164
       *   Jacuzzi Brands, Inc.                                                                        496,822           4,009,354
       *   JPS Industries, Inc.                                                                         24,500              79,625

       *   Kadant, Inc.                                                                                106,800           1,944,828
           Kaman Corp. Class A                                                                         170,885           3,282,701
       *   Key Technology, Inc.                                                                         37,000             493,950
       *   Kforce, Inc.                                                                                311,059           3,860,242
       *   Korn/Ferry International                                                                    316,000           5,441,520
       *   K-Tron International, Inc.                                                                   55,500           2,042,955
       *   KVH Industries, Inc.                                                                        118,100           1,129,036
       *   LaBarge, Inc.                                                                               211,950           2,823,174
       *   Ladish Co., Inc.                                                                            115,500           2,367,750
       *   Lancer Corp.                                                                                 94,525           2,050,247
           Lawson Products, Inc.                                                                         4,900             184,975
       *   Layne Christensen Co.                                                                       159,000           3,525,030
       *   Learning Tree International, Inc.                                                           147,695           1,996,836
           Lindsay Manufacturer Co.                                                                     92,100           1,710,297
       *   LMI Aerospace, Inc.                                                                           3,700              48,904
           LSI Industries, Inc.                                                                        260,130           4,682,340
       *   Lydall, Inc.                                                                                141,300           1,181,268
     * #   Lynch Corp.                                                                                  29,500             224,200
       *   Mac-Gray Corp.                                                                              116,200           1,361,864
       *   Magnetek, Inc.                                                                              235,600             680,884
       *   MAIR Holdings, Inc.                                                                         151,940             720,196
       *   Marten Transport, Ltd.                                                                      118,800           3,170,772
       *   Maxco, Inc.                                                                                  18,800             106,408
           McGrath Rentcorp.                                                                           199,771           5,711,453
     * #   MCSi, Inc.                                                                                    2,000                   0
       *   Meadow Valley Corp.                                                                          22,900             263,350
     * #   Medialink Worldwide, Inc.                                                                    49,800             166,830
       *   Merrimac Industries, Inc.                                                                    14,265             129,098
     * #   Mesa Air Group, Inc.                                                                        331,800           3,410,904
           Met-Pro Corp.                                                                               195,848           2,403,055
       *   MFRI, Inc.                                                                                   31,800             168,222
     * #   Microvision, Inc.                                                                           165,441             591,452
       *   Middleby Corp.                                                                               97,100           7,612,640
       *   Midwest Air Group, Inc.                                                                     135,400             454,944
       *   Milacron, Inc.                                                                              429,434             545,381
       *   Millennium Cell, Inc.                                                                       165,950             278,796
       *   Miller Industries, Inc.                                                                      50,700           1,036,308
       *   Misonix, Inc.                                                                                52,650             262,724
       *   Mobile Mini, Inc.                                                                           114,508           5,725,400
     * #   Modtech Holdings, Inc.                                                                      106,312             912,157
       *   Moore Handley, Inc.                                                                           1,500               9,188
       *   Morgan Group Holding Co.                                                                      3,300                 314
       *   MTC Technologies, Inc.                                                                      125,911           4,126,103
           Mueller (Paul) Co.                                                                           26,300             782,425
           Multi-Color Corp.                                                                            33,102             767,966
       *   M-Wave, Inc.                                                                                  2,600               1,534
       *   Nashua Corp.                                                                                 54,500             414,200
       *   National Patent Development Corp.                                                           109,400             206,766
       *   National Technical Systems, Inc.                                                             83,600             386,232
     * #   NCI Building Systems, Inc.                                                                  147,700           6,432,335
       *   NCO Group, Inc.                                                                             247,375           4,264,745
       *   NES Rentals Holdings, Inc.                                                                      245               3,118
       *   New Horizons Worldwide, Inc.                                                                 79,875              67,894
       *   North America Galvanizing & Coatings, Inc.                                                   56,500             118,085
     * #   Northwest Airlines Corp.                                                                    439,643             205,973

       *   NuCo2, Inc.                                                                                 117,158           3,294,483
       *   Odyssey Marine Exploration, Inc.                                                            335,300           1,056,195
       *   Old Dominion Freight Line, Inc.                                                              58,578           2,226,550
       *   Omega Flex, Inc.                                                                            115,650           1,722,029
       *   On Assignment, Inc.                                                                         206,385           2,280,554
       *   Orbit International Corp.                                                                    14,582             205,420
       *   Orbital Sciences Corp.                                                                      445,100           5,367,906
           Outlook Group Corp.                                                                          36,600             521,916
       *   P.A.M. Transportation Services, Inc.                                                         60,952             994,737
       *   Paragon Technologies, Inc.                                                                   39,425             390,308
       *   Park-Ohio Holdings Corp.                                                                    125,525           1,977,019
       *   Patrick Industries, Inc.                                                                     44,000             473,000
       *   Patriot Transportation Holding, Inc.                                                         31,700           2,168,280
       *   Peerless Manufacturing Co.                                                                   19,300             328,100
       *   Pemco Aviation Group, Inc.                                                                      250               4,925
       *   Perini Corp.                                                                                203,900           5,252,464
       *   Pico Holdings, Inc.                                                                         105,838           3,573,091
       *   Pinnacle Airlines Corp.                                                                     166,200           1,155,090
       *   Plug Power, Inc.                                                                            659,946           3,385,523
       *   Portec Rail Products, Inc.                                                                   50,000             648,135
       *   Portfolio Recovery Associates, Inc.                                                         127,328           4,879,209
       *   Powell Industries, Inc.                                                                      58,418           1,120,457
       *   Power-One, Inc.                                                                             708,998           4,409,968
       *   PPT Vision, Inc.                                                                             11,750              16,333
           Preformed Line Products Co.                                                                   5,400             223,074
       *   PRG-Schultz International, Inc.                                                             442,420             402,602
           Providence & Worcester Railroad Co.                                                          11,000             159,500
       *   Providence Service Corp.                                                                     14,107             412,207
       *   PW Eagle, Inc.                                                                               21,900             410,406
       *   Quipp, Inc.                                                                                  14,300             147,505
           Quixote Corp.                                                                                71,463           1,518,589
       *   RailAmerica, Inc.                                                                           294,366           3,205,646
           Raven Industries, Inc.                                                                      356,440          10,921,322
       *   RCM Technologies, Inc.                                                                       91,800             548,046
       *   Refac                                                                                         8,519              71,560
       *   RemedyTemp, Inc.                                                                             72,900             562,059
       *   Republic Airways Holdings, Inc.                                                             272,706           3,962,418
       *   Riviera Tool Co.                                                                              7,000               3,501
           Robbins & Myers, Inc.                                                                       113,900           2,414,680
       *   Rush Enterprises, Inc. Class A                                                              129,775           1,986,855
       *   Rush Enterprises, Inc. Class B                                                               54,500             783,165
           Schawk, Inc.                                                                                168,300           3,111,867
           Schuff International, Inc.                                                                   53,200             359,100
       *   SCS Transportation, Inc.                                                                    112,832           2,223,919
       *   Secom General Corp.                                                                           1,000               1,475
       *   Servotronics, Inc.                                                                           24,804             113,478
       *   Sholodge, Inc.                                                                               52,300             232,735
       *   SIFCO Industries, Inc.                                                                       45,775             153,346
       *   Simclar, Inc.                                                                                23,400              83,070
       *   Sirva, Inc.                                                                                 120,600             933,444
       *   Sitel Corp.                                                                                 548,300           1,683,281
       *   SL Industries, Inc.                                                                          91,885           1,470,160
       *   Smithway Motor Xpress Corp. Class A                                                          35,000             284,554
       *   SOURCECORP, Inc.                                                                            107,821           2,809,815
       *   SPACEHAB, Inc.                                                                               93,900              66,669

           Sparton Corp.                                                                                84,328             785,094
       *   Spherion Corp.                                                                              474,893           4,653,951
       *   Spherix, Inc.                                                                               103,300             135,323
     * #   Spire Corp.                                                                                 102,842             773,382
     * #   Standard Automotive Corp.                                                                    21,700                   2
       *   Standard Parking Corp.                                                                       20,700             396,405
           Standard Register Co.                                                                       193,400           2,866,188
           Standex International Corp.                                                                  97,900           2,715,746
           Starrett (L.S.) Co. Class A                                                                  35,900             655,175
       *   Sterling Construction Co., Inc.                                                              28,900             569,330
           Stewart & Stevenson Services, Inc.                                                          224,111           4,594,276
       *   Stonepath Group, Inc.                                                                       214,900             161,175
       *   Strategic Distribution, Inc.                                                                 27,770             284,643
           Sun Hydraulics, Inc.                                                                         87,133           1,661,626
           Supreme Industries, Inc.                                                                     92,283             724,422
           Sypris Solutions, Inc.                                                                      147,386           1,628,615
       *   SYS                                                                                          66,000             240,240
       *   TB Wood's Corp.                                                                              26,300             174,238
       *   Team, Inc.                                                                                   66,900           1,591,551
       *   TeamStaff, Inc.                                                                              16,600              20,750
           Tech/Ops Sevcon, Inc.                                                                        60,800             347,776
           Technology Research Corp.                                                                    44,600             163,682
           Tecumseh Products Co. Class A                                                                95,121           2,123,101
       *   TeleTech Holdings, Inc.                                                                     484,051           6,016,754
           Tennant Co.                                                                                  68,000           3,190,560
       *   Tetra Tech, Inc.                                                                                101               1,576
       *   The Alpine Group, Inc.                                                                       87,800             210,720
       *   The Geo Group, Inc.                                                                          92,800           2,268,960
       *   The Lamson & Sessions Co.                                                                   144,400           3,462,712
       *   Thomas Group, Inc.                                                                           35,100             245,700
       *   Timco Aviation Services, Inc.                                                                    51                 306
       #   Titan International, Inc.                                                                    53,350             919,754
           Todd Shipyards Corp.                                                                         44,600           1,030,260
       *   Trailer Bridge, Inc.                                                                         42,500             393,125
       *   Transport Corporation of America, Inc.                                                       15,900             153,437
       *   Transtechnology Corp.                                                                        94,300             726,110
       *   TRC Companies, Inc.                                                                         110,250           1,275,593
           Tredegar Industries, Inc.                                                                   274,250           3,428,125
       *   Trex Co., Inc.                                                                              105,700           2,417,359
       *   Triumph Group, Inc.                                                                         122,500           4,648,875
     * #   TRM Corp.                                                                                    59,300             422,216
       *   Tufco Technologies, Inc.                                                                      1,300               8,580
     * #   TurboChef Technologies, Inc.                                                                230,866           3,033,579
           Twin Disc, Inc.                                                                              41,100           1,726,200
       *   U.S. Home Systems, Inc.                                                                      22,492             149,572
       *   U.S. Xpress Enterprises, Inc. Class A                                                       100,900           1,533,680
       *   Ultralife Batteries, Inc.                                                                   101,400           1,320,228
           United Industrial Corp.                                                                     124,900           5,426,905
       *   Universal Security Instruments, Inc.                                                             20                 350
       *   UQM Technologies, Inc.                                                                      199,100             746,625
     * #   US Airways Group, Inc. Class A                                                               56,221               8,995
       *   USA Truck, Inc.                                                                              92,152           2,497,319
     * #   Valence Technology, Inc.                                                                     67,400             133,452
       *   Valley National Gases, Inc.                                                                  10,604             195,114
           Valmont Industries, Inc.                                                                    188,020           6,274,227

       *   Valpey Fisher Corp.                                                                          35,700             116,382
       *   Versar, Inc.                                                                                 56,100             190,740
           Viad Corp.                                                                                  179,300           5,459,685
           Vicor Corp.                                                                                 242,754           3,939,897
       *   Volt Information Sciences, Inc.                                                             127,204           2,504,647
           VSE Corp.                                                                                       300              10,305
           Wabash National Corp.                                                                       220,940           4,385,659
           Waste Industries USA, Inc.                                                                   68,050             948,617
       *   Water Pik Technologies, Inc.                                                                 90,000           1,877,400
       *   Westaff, Inc.                                                                               142,650             664,749
     * #   Western Power & Equipment Corp.                                                              18,448              32,284
       *   Willis Lease Finance Corp.                                                                   67,300             592,233
       *   Wolverine Tube, Inc.                                                                        109,900             567,084
       *   World Air Holdings, Inc.                                                                     29,871             314,243
       *   Xanser Corp.                                                                                303,000             909,000
           Zareba Systems, Inc.                                                                            750               6,244
                                                                                                                 -----------------
Total Industrials                                                                                                      618,794,420
                                                                                                                 -----------------
Financials -- (11.6%)
       *   1st Constitution Bancorp                                                                        500              10,625
           1st Independence Financial Group, Inc.                                                        3,700              67,858
           1st Source Corp.                                                                            159,911           4,040,951
       #   21st Century Holding Co.                                                                      2,850              38,475
       *   A. B. Watley Group, Inc.                                                                      9,900                 262
           ABC Bancorp                                                                                  94,537           1,902,084
           Abigail Adams National Bancorp, Inc.                                                          1,512              21,833
       *   Access National Corp.                                                                           100               1,964
       *   ACE Cash Express, Inc.                                                                      105,575           2,515,852
           Advanta Corp. Class A                                                                        70,883           2,171,146
           Advanta Corp. Class B Non-Voting                                                            140,613           4,553,049
       *   Aether Holdings, Inc.                                                                       330,914           1,151,581
           Alliance Financial Corp.                                                                         57               1,771
           Amcore Financial, Inc.                                                                       90,960           2,844,319
       *   AMEN Properties, Inc.                                                                        12,375              76,725
           Ameriana Bancorp                                                                             20,350             246,235
     * #   American Business Financial Services, Inc.                                                   29,550                 665
           American Equity Investment Life Holding Co.                                                 102,800           1,208,928
       *   American Independence Corp.                                                                  14,817             160,616
       *   American Physicians Capital, Inc.                                                            65,365           2,970,839
           American Physicians Services Group, Inc.                                                     36,700             438,400
       *   American West Bancorporation                                                                 27,280             628,804
       *   AmeriServe Financial, Inc.                                                                  176,775             848,520
           Anchor Bancorp Wisconsin, Inc.                                                              163,718           5,058,886
       *   Argonaut Group, Inc.                                                                        211,555           6,727,449
           Arrow Financial Corp.                                                                        89,658           2,523,873
           ASB Financial Corp.                                                                           4,400              90,750
       #   ASTA Funding, Inc.                                                                          108,593           2,690,935
       *   Atlantic American Corp.                                                                     157,725             404,407
       *   Atlantic Coast Federal Corp.                                                                  1,700              24,752
           Baldwin & Lyons, Inc. Class B                                                                73,900           1,852,673
           BancFirst Corp.                                                                                   1                  80
       *   Bancinsurance Corp.                                                                          39,480             148,050
       *   Bancshares of Florida, Inc.                                                                  20,660             453,900
           Bank of Commerce Holdings                                                                       200               2,020
           Bank of Granite Corp.                                                                        31,900             612,480

       #   Bank of The Ozarks, Inc.                                                                    134,815           5,001,636
           BankUnited Financial Corp. Class A                                                            2,500              63,725
           Banner Corp.                                                                                116,190           3,664,633
           Bay View Capital Corp.                                                                       47,010             788,358
           Berkshire Hills Bancorp, Inc.                                                                 4,700             153,173
           Beverly Hills Bancorp, Inc.                                                                  88,355             863,228
       *   BFC Financial Corp.                                                                          11,500              65,205
       *   BNS Holding, Inc. Class A                                                                    26,480             168,810
           Boston Private Financial Holdings, Inc.                                                     100,055           3,101,705
           Bristol West Holdings, Inc.                                                                 251,300           4,656,589
           Brooke Corp.                                                                                  3,500              49,875
           Bryn Mawr Bank Corp.                                                                          5,620             121,111
           BWC Financial Corp.                                                                             200               7,300
           C&F Financial Corp.                                                                             100               3,850
           California First National Bancorp                                                            79,100           1,029,486
           Camco Financial Corp.                                                                        17,489             247,469
           Camden National Corp.                                                                           200               7,138
           Capital City Bank Group, Inc.                                                                   224               8,615
           Capital Corp. of the West                                                                    36,159           1,249,655
       *   Capital Crossing Bank                                                                        86,700           2,842,893
           Capital Title Group, Inc.                                                                    70,901             438,168
           Capitol Bancorp, Ltd.                                                                        46,900           1,752,184
           Cardinal Financial Corp.                                                                    196,885           2,155,891
           Carrollton Bancorp                                                                              200               2,932
           Cash America International, Inc.                                                            239,840           5,432,376
       *   Cash Systems, Inc.                                                                            5,300              37,842
           Cavalry Bancorp, Inc.                                                                           300               7,329
       #   Center Bancorp, Inc.                                                                          5,899              64,181
           Center Financial Corp.                                                                      119,307           2,994,606
           Central Bancorp, Inc.                                                                        10,000             280,100
       *   Central Coast Bancorp                                                                         6,648             163,674
           Central Virginia Bankshares, Inc.                                                               600              16,719
       *   Centrue Financial Corp.                                                                       3,000              81,450
           Century Bancorp, Inc. Class A                                                                 7,600             228,000
       *   Ceres Group, Inc.                                                                           269,929           1,349,645
           CFS Bancorp, Inc.                                                                            67,181             935,831
           Citizens First Bancorp, Inc.                                                                 22,243             502,914
           Citizens South Banking Corp.                                                                 41,974             510,857
     * #   Citizens, Inc.                                                                              295,377           1,571,406
           City Holding Co.                                                                            146,519           5,345,013
           Clark, Inc.                                                                                 144,300           2,038,959
       *   CNA Surety Corp.                                                                            156,780           2,315,641
       #   CNB Financial Corp.                                                                             200               2,952
           CoBiz, Inc.                                                                                  29,975             570,124
           Cohen & Steers, Inc.                                                                         12,800             234,112
           Columbia Bancorp                                                                              1,700              70,057
           Columbia Banking System, Inc.                                                               135,528           3,909,983
           Commercial Bancshares, Inc.                                                                  33,803           1,279,782
           Commercial National Financial Corp.                                                           1,600              30,400
           Community Bancorp, Inc.                                                                         507              17,390
           Community Bank System, Inc.                                                                 210,400           5,034,872
           Community Banks, Inc.                                                                         1,314              38,553
           Community Bankshares, Inc.                                                                    2,730              45,850
           Community Trust Bancorp, Inc.                                                                59,037           1,942,317
           Community West Bancshares                                                                    23,200             328,048

           Consolidated-Tokoma Land Co.                                                                 28,400           1,828,676
       *   Consumer Portfolio Services, Inc.                                                             5,450              31,501
           Cooperative Bankshares, Inc.                                                                  8,250             174,281
       *   Covanta Holding Corp.                                                                             1                  10
           Crawford & Co. Class A                                                                       94,400             555,072
           Crawford & Co. Class B                                                                      132,500             795,000
       *   Credit Acceptance Corp.                                                                      82,695           1,306,581
           Delta Financial Corp.                                                                       156,800           1,252,832
           Dime Community Bancshares                                                                   302,574           4,481,121
           Donegal Group, Inc. Class A                                                                  84,506           2,047,580
           Donegal Group, Inc. Class B                                                                  25,520             612,225
           EFC Bancorp, Inc.                                                                            15,800             539,570
           EMC Insurance Group, Inc.                                                                    87,700           1,715,412
       *   Encore Capital Group, Inc.                                                                  185,055           3,031,201
       *   Epoch Holding Corp.                                                                          75,975             512,831
           ESB Financial Corp.                                                                          94,531           1,169,348
       *   eSpeed, Inc.                                                                                224,152           1,920,983
       *   EZCORP, Inc. Class A Non-Voting                                                              91,900           1,383,095
           Federal Agriculture Mortgage Corporation                                                     78,800           2,196,156
           Fidelity Bancorp, Inc.                                                                          645              12,900
           Fidelity Bankshares, Inc.                                                                   193,261           6,027,811
           Fidelity Southern Corp.                                                                      82,500           1,448,700
           Financial Federal Corp.                                                                     143,900           5,816,438
       *   Financial Industries Corp.                                                                    9,148              72,727
           Financial Institutions, Inc.                                                                    354               7,147
       *   Firebrand Financial Group, Inc.                                                              75,400               6,409
       *   First Acceptance Corp.                                                                      309,800           3,147,568
           First Albany Companies, Inc.                                                                 45,719             310,432
           First Bancorp                                                                                51,021           1,123,993
       *   First Bank of Delaware                                                                       50,014             162,045
           First Busey Corp.                                                                             4,590              96,482
       *   First Cash Financial Services, Inc.                                                         127,527           3,698,283
           First Charter Corp.                                                                         235,377           5,893,840
           First Community Bancorp                                                                     107,404           5,559,231
           First Community Bancshares, Inc.                                                             85,890           2,652,283
           First Defiance Financial Corp.                                                               68,292           1,910,810
           First Federal Bancshares of Arkansas, Inc.                                                   46,800           1,170,000
       #   First Financial Bancorp                                                                         400               7,700
           First Financial Bankshares, Inc.                                                                200               7,438
           First Financial Corp.                                                                         3,900             106,782
           First Financial Holdings, Inc.                                                              122,500           3,741,150
           First Franklin Corp.                                                                            800              13,100
           First Indiana Corp.                                                                         123,300           4,309,335
       *   First Investors Financial Services Group, Inc.                                               43,200             268,704
           First Keystone Financial, Inc.                                                               16,500             332,887
           First M&F Corp.                                                                               3,000             102,750
       *   First Mariner Bancorp, Inc.                                                                  20,748             367,655
           First Merchants Corp.                                                                       144,662           3,742,406
           First Mutual Bancshares, Inc.                                                                29,471             783,693
           First National Lincoln Corp.                                                                    200               3,670
           First Oak Brook Bancshares, Inc.                                                             44,364           1,227,108
           First PacTrust Bancorp, Inc.                                                                 13,213             366,661
           First Place Financial Corp.                                                                 119,211           2,844,374
       *   First Regional Bancorp                                                                          457              32,520
       #   First South Bancorp, Inc.                                                                         4                 152

           First State Bancorporation                                                                  124,882           3,089,581
           First United Corp.                                                                           17,500             352,231
           Firstbank Corp.                                                                               7,845             188,690
           FirstBank NW Corp.                                                                           16,097             480,495
       *   FirstCity Financial Corp.                                                                    82,695             955,954
           Flag Financial Corp.                                                                         35,225             567,122
           Flushing Financial Corp.                                                                    175,312           2,945,242
           FMS Financial Corp.                                                                           8,400             144,480
           FNB Corp. NC                                                                                 10,700             193,991
           FNB Corp. VA                                                                                    200               6,170
           FNB Financial Services Corp.                                                                 10,625             167,237
           Foothill Independent Bancorp                                                                 53,772           1,288,377
       *   FPIC Insurance Group, Inc.                                                                   84,797           3,212,110
       *   Franklin Bank Corp.                                                                         190,674           3,527,469
           Gateway Financial Holdings, Inc.                                                             52,289             903,554
           GB & T Bancshares, Inc.                                                                       2,550              57,400
           Glacier Bancorp, Inc.                                                                       191,721           6,311,455
           Gold Banc Corporation, Inc.                                                                 247,235           4,474,953
           Great Southern Bancorp, Inc.                                                                 81,900           2,490,579
           Greater Community Bancorp                                                                     3,072              45,312
           Greene County Bancshares, Inc.                                                                9,052             252,370
       *   Grubb & Ellis Co.                                                                           177,552           1,260,619
           GS Financial Corp.                                                                            6,400              97,760
           Guaranty Bancshares, Inc.                                                                     1,600              29,280
           Guaranty Federal Bancshares, Inc.                                                            17,800             502,850
           Harleysville Group, Inc.                                                                    234,319           6,399,252
           Harleysville National Corp.                                                                 214,841           4,537,442
           Harleysville Savings Financial Corp.                                                            300               5,250
           Harrington West Financial Group, Inc.                                                           175               2,875
           Heartland Financial USA, Inc.                                                                 8,092             165,400
           Heritage Commerce Corp.                                                                      10,650             233,874
           Heritage Financial Corp.                                                                     87,885           2,108,361
           HF Financial Corp.                                                                           29,920             570,275
           Hingham Institution for Savings                                                               5,350             208,008
           HMN Financial, Inc.                                                                          33,000             976,437
       *   Hoenig Group Escrow Shares                                                                   61,000                   0
           Home Federal Bancorp                                                                         37,400             949,586
           HopFed Bancorp, Inc.                                                                          4,500              70,830
           Horace Mann Educators Corp.                                                                  23,400             443,196
           Horizon Financial Corp.                                                                      84,960           1,924,344
           IBERIABANK Corp.                                                                             76,600           4,206,106
           IBT Bancorp, Inc.                                                                                50               2,192
           Independence Holding Co.                                                                     31,424             565,318
           Independent Bank Corp. MA                                                                   129,900           3,796,977
           Independent Bank Corp. MI                                                                   204,572           5,967,365
           Infinity Property & Casualty Corp.                                                          159,371           5,888,758
           Integra Bank Corp.                                                                          140,655           3,017,050
           Interchange Financial Services Corp.                                                        115,097           2,070,595
           Investors Title Co.                                                                          19,800             851,202
           Irwin Financial Corp.                                                                       227,200           5,139,264
       *   ITLA Capital Corp.                                                                           51,800           2,716,910
           Jefferson Bancshares, Inc.                                                                      400               5,368
       *   Kennedy-Wilson, Inc.                                                                         76,600           1,108,785
           Kent Financial Services, Inc.                                                                50,712             121,202
           KNBT Bancorp, Inc.                                                                           15,706             257,421

     * #   LaBranche & Co., Inc.                                                                       166,500           1,778,220
       *   Ladenburg Thalmann Financial Services, Inc.                                                  67,599              37,179
           Lakeland Bancorp, Inc.                                                                       14,312             216,827
           Lakeland Financial Corp.                                                                        100               4,345
           Leesport Financial Corp.                                                                        551              12,785
           LNB Bancorp, Inc.                                                                             5,400              97,794
           LSB Bancshares, Inc.                                                                         35,689             637,049
           LSB Corp.                                                                                    16,200             275,400
           Macatawa Bank Corp.                                                                           1,500              57,210
           Main Street Banks, Inc.                                                                     169,716           4,713,013
       *   Marlin Business Services, Inc.                                                               59,608           1,353,698
           MASSBANK Corp.                                                                               31,399           1,020,467
       *   Matrix Bancorp, Inc.                                                                         29,500             528,050
           Mayflower Co-Operative Bank Middleboro                                                          450               6,255
       *   Mays (J.W.), Inc.                                                                             2,700              46,575
           MBT Financial Corp.                                                                         136,322           2,440,164
           MCG Capital Corp.                                                                            24,600             349,074
       *   Meadowbrook Insurance Group, Inc.                                                           227,300           1,477,450
           Medallion Financial Corp.                                                                   133,900           1,343,017
           Mercantile Bank Corp.                                                                         5,082             203,280
       *   Mercer Insurance Group, Inc.                                                                  5,400              76,950
           Merchants Bancshares, Inc.                                                                   47,318           1,230,268
           Merchants Group, Inc.                                                                        15,700             463,542
           Meta Financial Group, Inc.                                                                   16,500             372,545
       *   Metris Companies, Inc.                                                                      388,394           5,822,026
           MetroCorp Bancshares, Inc.                                                                   23,000             627,900
           MFB Corp.                                                                                     8,500             235,067
           MicroFinancial, Inc.                                                                         30,300             105,747
           Midland Co.                                                                                  88,300           3,337,740
       *   MidSouth Bancorp, Inc.                                                                          100               2,688
           Mid-State Bancshares                                                                        182,123           5,083,053
           Midwest Banc Holdings, Inc.                                                                 176,563           3,988,558
           MutualFirst Financial, Inc.                                                                   3,200              70,784
           Nara Bancorp, Inc.                                                                          158,679           2,970,471
           National Security Group, Inc.                                                                12,600             205,506
           National Western Life Insurance Co. Class A                                                   2,600             572,000
       *   Navigators Group, Inc.                                                                      130,298           5,265,342
           NBC Capital Corp.                                                                               200               4,800
           NBT Bancorp, Inc.                                                                           140,774           3,219,501
           NetBank, Inc.                                                                               112,237             829,431
           New Hampshire Thrift Bancshares, Inc.                                                         3,200              44,800
           NewMil Bancorp, Inc.                                                                         44,100           1,340,640
       *   Newtek Business Services, Inc.                                                              240,727             377,941
           North Central Bancshares, Inc.                                                               17,500             677,250
           North Valley Bancorp                                                                            100               1,753
           Northeast Bancorp                                                                            12,600             282,870
           Northrim BanCorp, Inc.                                                                       34,939             840,290
           NYMAGIC, Inc.                                                                                71,100           1,828,692
           Oak Hill Financial, Inc.                                                                     15,607             515,031
           OceanFirst Financial Corp.                                                                  102,139           2,461,550
       *   Ocwen Financial Corp.                                                                       445,503           3,760,045
           Ohio Valley Banc Corp.                                                                          300               7,552
           Old Second Bancorp, Inc.                                                                        900              29,871
           Omega Financial Corp.                                                                         1,000              29,330
           PAB Bankshares, Inc.                                                                            400               7,180

           Pacific Continental Corp.                                                                        50                 787
       *   Pacific Mercantile Bancorp                                                                   17,423             297,759
       *   Pacific Premier Bancorp, Inc.                                                                21,717             256,634
           Pamrapo Bancorp, Inc.                                                                        36,900             793,165
       *   PanAmerican Bancorp                                                                             700               3,143
           Park Bancorp, Inc.                                                                              800              24,000
           Parkvale Financial Corp.                                                                     50,395           1,403,501
           Partners Trust Financial Group, Inc.                                                        110,338           1,324,056
           PAULA Financial                                                                              49,300              98,600
       *   Penn Treaty American Corp.                                                                   99,150             990,508
           Pennfed Financial Services, Inc.                                                            120,200           2,312,648
           Penns Woods Bancorp, Inc.                                                                       132               5,087
       *   Pennsylvania Commerce Bancorp, Inc.                                                             200               6,608
           Peoples Bancorp, Inc. IN                                                                      1,100              22,187
           Peoples Bancorp, Inc. OH                                                                     20,210             586,494
           PFF Bancorp, Inc.                                                                           182,300           5,569,265
           Pinnacle Bancshares, Inc.                                                                     1,100              16,280
       *   Pinnacle Financial Partners, Inc.                                                            64,686           1,610,681
       *   Piper Jaffray Companies, Inc.                                                               133,500           5,305,290
       *   Placer Sierra Bancshares                                                                      5,200             148,200
       *   PMA Capital Corp. Class A                                                                   253,256           2,248,913
           Pocahontas Bancorp, Inc.                                                                     51,900             637,332
       *   Premier Financial Bancorp, Inc.                                                               6,600              92,400
           Presidential Life Corp.                                                                     226,349           4,366,272
           ProCentury Corp.                                                                             11,881             126,057
           Prosperity Bancshares, Inc.                                                                 152,150           4,655,790
           Provident Financial Holdings, Inc.                                                           72,400           1,990,276
           Provident New York Bancorp                                                                  348,084           4,034,294
       #   Pulaski Financial Corp.                                                                      73,100           1,293,870
           Rainier Pacific Financial Group, Inc.                                                        15,848             249,131
           Renasant Corp.                                                                               10,303             327,223
           Republic Bancorp, Inc. Class A                                                               39,249             806,174
       *   Republic First Bancorp, Inc.                                                                 56,015             680,582
       *   Rewards Network, Inc.                                                                       200,650           1,155,744
           Riverview Bancorp, Inc.                                                                      34,400             766,088
           Rome Bancorp, Inc.                                                                           14,118             153,886
           Royal Bancshares of Pennsylvania, Inc. Class A                                               16,079             384,449
       *   RTW, Inc.                                                                                    46,750             476,382
           Rurban Financial Corp.                                                                           10                 124
           Sanders Morris Harris Group, Inc.                                                           160,686           2,742,910
           Sandy Spring Bancorp, Inc.                                                                  115,384           4,273,823
           SCBT Financial Corp.                                                                          1,840              61,327
       *   SCPIE Holdings, Inc.                                                                         28,000             576,800
       *   Seabright Insurance Holdings                                                                 20,900             280,896
           Seacoast Banking Corp. of Florida                                                           134,416           3,263,620
           Security Bank Corp.                                                                             300               7,482
       *   Shore Financial Corp.                                                                            60                 999
       *   Siebert Financial Corp.                                                                      42,300             115,479
           Sierra Bancorp                                                                                5,050             116,402
           Simmons First National Corp. Class A                                                        114,024           3,194,952
           Sound Federal Bancorp, Inc.                                                                  94,721           1,868,845
           Southern Community Financial Corp.                                                              300               2,820
           Southside Banchares, Inc.                                                                       117               2,341
           Southwest Bancorp, Inc.                                                                     113,131           2,553,367
       *   Standard Management Corp.                                                                    69,015             127,850

           State Bancorp, Inc.                                                                              81               1,488
           Sterling Bancorp                                                                            314,128           6,251,157
           Sterling Bancshares, Inc.                                                                   367,657           5,731,773
           Sterling Financial Corp. (PA)                                                                 3,038              64,375
           Stewart Information Services Corp.                                                           55,800           2,821,248
       *   Stifel Financial Corp.                                                                       80,292           3,006,132
       *   Stratus Properties, Inc.                                                                     53,750           1,077,257
           Suffolk Bancorp                                                                              69,000           2,296,320
           Summit Bancshares, Inc.                                                                      66,200           1,215,432
           Summit Bank Corp.                                                                             8,400             134,400
       *   Sun Bancorp, Inc.                                                                           165,851           3,288,825
           SWS Group, Inc.                                                                              70,349           1,450,596
           Synergy Financial Group, Inc.                                                                 1,145              14,015
           Taylor Capital Group, Inc.                                                                       62               2,430
           Teche Holding Co.                                                                             2,700             105,516
           Texas United Bancshares, Inc.                                                                   481               9,139
           TF Financial Corp.                                                                           13,900             398,165
       *   The Banc Corp.                                                                              156,793           1,853,293
       *   The Bancorp, Inc.                                                                            11,563             211,603
       *   The Enstar Group, Inc.                                                                        1,090              77,586
           The Savannah Bancorp, Inc.                                                                      100               3,695
       *   The Washtenaw Group, Inc.                                                                     2,000                 820
           TIB Financial Corp.                                                                              38               1,229
           TierOne Corp.                                                                               147,024           4,406,309
           Timberland Bancorp, Inc.                                                                     36,300             847,968
           Tompkins County Trustco, Inc.                                                                   520              23,504
       *   Tradestation Group, Inc.                                                                    344,100           4,098,231
       *   Trammell Crow Co.                                                                           163,500           4,228,110
     * #   Trenwick Group, Ltd.                                                                         12,662                  22
       *   Triad Guaranty, Inc.                                                                          3,500             151,760
           Trico Bancshares                                                                             83,100           1,967,808
       *   Unico American Corp.                                                                        114,100           1,025,759
           Union Bankshares Corp.                                                                        3,461             166,716
           Union Bankshares, Inc.                                                                          300               6,780
           Union Community Bancorp                                                                       3,000              80,310
       *   United America Indemnity, Ltd.                                                               79,809           1,512,381
       *   United Capital Corp.                                                                         90,008           2,203,396
           United Community Financial Corp.                                                            239,802           2,827,266
           United Financial Corp.                                                                        2,640              69,036
       *   United Financial Mortgage Corp.                                                              19,300             107,694
           United Fire & Casualty Co.                                                                    2,100              95,970
       *   United PanAm Financial Corp.                                                                  7,600             178,068
       #   United Security Bancshares                                                                    6,500             202,345
           Unity Bancorp, Inc.                                                                          16,785             232,976
           Unizan Financial Corp.                                                                      100,034           2,633,895
           USB Holding Co., Inc.                                                                         9,481             206,704
           Vail Banks, Inc.                                                                                100               1,396
       *   Valley Bancorp                                                                                  300              10,401
       *   Vesta Insurance Group, Inc.                                                                 256,200             256,200
       *   Virginia Commerce Bancorp, Inc.                                                               3,512             103,183
           Virginia Financial Group, Inc.                                                                  300              11,280
           Wainwright Bank & Trust Co.                                                                   1,112              11,431
           Washington Banking Co.                                                                       18,821             335,767
           Washington Savings Bank, FSB                                                                 43,368             356,919
           Washington Trust Bancorp, Inc.                                                              104,352           2,924,987

           Wayne Savings Bancshares, Inc.                                                                   98               1,563
           Wesbanco, Inc.                                                                              177,820           5,690,240
           West Bancorporation                                                                          98,533           1,920,408
           West Coast Bancorp                                                                          118,245           3,115,756
           Westbank Corp.                                                                               10,363             157,830
       *   Western Sierra Bancorp                                                                        2,432              85,169
           Westwood Holdings Group, Inc.                                                                 6,037             110,236
           Willow Grove Bancorp, Inc.                                                                   93,146           1,460,529
           Wilshire Bancorp, Inc.                                                                       36,567             622,005
       *   Wilshire Enterprises, Inc.                                                                  130,375           1,009,102
       *   World Acceptance Corp.                                                                      177,000           4,874,580
           WSFS Financial Corp.                                                                         12,200             771,040
           Yardville National Bancorp                                                                   75,837           2,647,470
           Ziegler Companies, Inc.                                                                       4,200              90,825
                                                                                                                 -----------------
Total Financials                                                                                                       494,654,130
                                                                                                                 -----------------
Energy -- (4.6%)
     * #   Abraxas Petroleum Corp.                                                                     344,100           2,281,383
           Adams Resources & Energy, Inc.                                                               68,250           1,515,150
       *   Allis-Chalmers Energy, Inc.                                                                  58,900             639,654
     * #   American Oil & Gas, Inc.                                                                    149,825             633,760
       *   Arena Resources, Inc.                                                                        28,300             710,330
       *   Atlas America, Inc.                                                                         108,733           6,147,764
     * #   ATP Oil & Gas Corp.                                                                           2,005              72,401
           Barnwell Industries, Inc.                                                                    60,600           1,255,026
       *   Bolt Technology Corp.                                                                        44,700             370,116
     * #   BPZ Energy, Inc.                                                                              2,616              10,464
       *   Brigham Exploration Co.                                                                     356,071           4,358,309
       *   Callon Petroleum Co.                                                                        153,500           2,716,950
       *   Carrizo Oil & Gas, Inc.                                                                     198,314           5,023,294
           Castle Energy Corp.                                                                          58,713           1,087,952
       *   Clayton Williams Energy, Inc.                                                                88,658           3,375,210
       *   Contango Oil & Gas Co.                                                                      117,700           1,168,761
       *   Dawson Geophysical Co.                                                                       61,200           1,882,512
     * #   Delta Petroleum Corp.                                                                       317,163           5,106,324
       *   Dril-Quip, Inc.                                                                             136,600           6,966,600
       *   Dune Energy, Inc.                                                                             4,800              11,856
       *   Edge Petroleum Corp.                                                                        137,085           3,353,099
     * #   Endeavour International Corp.                                                               609,360           2,193,696
       *   FX Energy, Inc.                                                                             245,248           2,810,542
     * #   Gasco Energy, Inc.                                                                          597,800           4,076,996
       *   Giant Industries, Inc.                                                                      110,100           5,906,865
       *   Goodrich Petroleum Corp.                                                                    200,400           4,587,156
     * #   GSV, Inc.                                                                                     5,340                 961
           Gulf Island Fabrication, Inc.                                                               100,601           2,499,935
       *   Gulfmark Offshore, Inc.                                                                     166,100           5,544,418
       *   Harvest Natural Resources, Inc.                                                             487,800           4,478,004
     * #   Horizon Offshore, Inc.                                                                      160,309              72,139
       *   Infinity, Inc.                                                                               95,747             652,995
     * #   Input/Output, Inc.                                                                          639,600           4,758,624
     * #   KFX, Inc.                                                                                   243,800           3,084,070
           Lufkin Industries, Inc.                                                                     114,200           5,110,450
           Maritrans, Inc.                                                                              66,200           1,912,518
           MarkWest Hydrocarbon, Inc.                                                                   79,431           1,739,539
     * #   Matrix Service Co.                                                                          158,600           1,476,566

     * #   McMoran Exploration Co.                                                                     199,700           3,614,570
       *   Meridian Resource Corp.                                                                     658,772           2,714,141
       *   Mexco Energy Corp.                                                                            1,400              10,920
       *   Miller Petroleum, Inc.                                                                        1,921               2,209
       *   Mitcham Industries, Inc.                                                                     90,200           1,325,038
       *   NATCO Group, Inc. Class A                                                                   163,600           3,795,520
     * #   Natural Gas Services Group                                                                   72,000           1,638,000
       *   Newpark Resources, Inc.                                                                     703,800           5,158,854
       *   NS Group, Inc.                                                                              113,900           4,674,456
       *   Offshore Logistics, Inc.                                                                    156,241           4,788,787
     * #   OMNI Energy Services Corp.                                                                  118,345             358,585
           Panhandle Royalty Co.                                                                           600              19,026
       *   Parallel Petroleum Corp.                                                                    293,086           4,809,541
       *   Parker Drilling Co.                                                                         710,300           6,769,159
           Penn Virginia Corp.                                                                             812              48,444
       *   Petrocorp, Inc. Escrow Shares                                                                37,100               2,226
       *   Petrohawk Energy Corp.                                                                      344,115           4,580,171
       *   Petroleum Development Corp.                                                                 139,678           4,714,132
       *   Pioneer Drilling Co.                                                                          3,700              64,824
       *   Rentech, Inc.                                                                               487,600           1,511,560
           Resource America, Inc.                                                                      168,780           2,825,377
     * #   Royale Energy, Inc.                                                                          43,302             288,391
     * #   Syntroleum Corp.                                                                            432,789           3,492,607
       *   T-3 Energy Services, Inc.                                                                     9,270              96,593
       *   Tengasco, Inc.                                                                                  733                 330
     * #   Teton Energy Corp.                                                                           86,300             468,609
       *   TETRA Technologies, Inc.                                                                    222,950           6,532,435
       *   TGC Industries, Inc.                                                                        103,740             634,889
     * #   Toreador Resources Corp.                                                                     41,700             950,343
     * #   Transmeridian Exploration, Inc.                                                             655,900           3,082,730
       *   TransMontaigne, Inc.                                                                        381,160           2,378,438
     * #   Tri-Valley Corp.                                                                            171,400           1,720,856
       *   U.S. Energy Corp. Wyoming                                                                    71,870             307,604
       *   VAALCO Energy, Inc.                                                                         447,400           1,803,022
       *   Veritas DGC, Inc.                                                                            19,440             635,688
       *   Warren Resources, Inc.                                                                      373,300           5,857,077
       *   Westmoreland Coal Co.                                                                        66,400           1,424,280
       *   W-H Energy Services, Inc.                                                                   182,900           6,096,057
           World Fuel Services Corp.                                                                   184,200           6,327,270
                                                                                                                 -----------------
Total Energy                                                                                                           195,115,148
                                                                                                                 -----------------
Materials -- (3.4%)
       *   AEP Industries, Inc.                                                                         62,651           1,440,973
       *   AK Steel Holding Corp.                                                                       68,300             566,207
       *   Aleris International, Inc.                                                                       51               1,696
           AMCOL International Corp.                                                                   243,700           4,959,295
       *   American Pacific Corp.                                                                       66,400             279,544
       #   American Vanguard Corp.                                                                      46,896           1,080,953
           Arch Chemicals, Inc.                                                                        174,849           4,974,454
           Atlantis Plastics, Inc.                                                                      34,800             303,804
       *   Badger Paper Mills, Inc.                                                                        200                  16
           Bairnco Corp.                                                                               105,300           1,025,622
           Balchem Corp.                                                                                38,550           1,063,209
       *   Brush Engineered Materials, Inc.                                                            157,700           2,505,853
       *   Buckeye Technologies, Inc.                                                                  266,790           2,032,940

           Calgon Carbon Corp.                                                                         308,700           1,778,112
     * #   Canyon Resources Corp.                                                                      176,800             144,976
       *   Caraustar Industries, Inc.                                                                  206,198           2,033,112
       *   Castle (A.M.) & Co.                                                                         102,227           2,110,988
       *   Century Aluminum Co.                                                                          5,700             131,784
       *   CFC International, Inc.                                                                       4,552              71,307
           Chesapeake Corp.                                                                            151,722           2,670,307
       *   Coeur d'Alene Mines Corp.                                                                   149,600             644,776
           Compass Minerals International, Inc.                                                         13,100             315,448
       *   Constar International, Inc.                                                                  90,451             271,353
       *   Continental Materials Corp.                                                                  14,900             458,175
       *   Core Molding Technologies, Inc.                                                              39,597             271,239
           CPAC, Inc.                                                                                   51,978             216,228
           Crown Resources Corp.                                                                        13,540              29,111
           Deltic Timber Corp.                                                                          98,000           4,411,960
       *   Detrex Corp.                                                                                 10,200              43,095
       *   Devcon International Corp.                                                                   29,000             310,880
       #   Empire Resources, Inc.                                                                        8,500              72,675
       *   Environmental Technologies Corp.                                                             39,700                  18
           Ferro Corp.                                                                                  50,700             958,230
           Flamemaster Corp.                                                                               189                 898
           Friedman Industries, Inc.                                                                   152,403             905,274
           Gibraltar Industries, Inc.                                                                  225,390           4,956,326
           Glatfelter (P.H.) Co.                                                                       338,800           4,885,496
           Hawkins, Inc.                                                                                92,485           1,304,039
       *   Hecla Mining Co.                                                                            840,600           2,975,724
       *   ICO, Inc.                                                                                   165,818             429,469
       *   Impreso, Inc.                                                                                31,500              34,020
       *   Keystone Consolidated Industries, Inc.                                                       11,000                 286
       *   Landec Corp.                                                                                194,421           1,432,883
       *   Lesco, Inc.                                                                                  87,900           1,393,215
     * #   Liquidmetal Technologies, Inc.                                                              106,651             117,316
       *   Material Sciences Corp.                                                                     131,800           1,912,418
       *   Maxxam, Inc.                                                                                 20,800             686,400
           Metal Management, Inc.                                                                      203,297           5,116,985
       *   Metals USA, Inc.                                                                            138,478           3,046,516
     * #   Mines Management, Inc.                                                                      100,217             731,584
       *   Mod-Pac Corp.                                                                                26,617             306,096
           Myers Industries, Inc.                                                                      270,947           3,790,549
     * #   Nanophase Technologies Corp.                                                                140,015             845,691
           Nevada Chemicals, Inc.                                                                          400               2,500
       *   NewMarket Corp.                                                                             134,700           2,952,624
           Niagara Corp.                                                                                75,500           1,175,913
           NL Industries, Inc.                                                                             900              13,320
           NN, Inc.                                                                                    132,800           1,320,032
           Northern Technologies International Corp.                                                    26,400             158,136
       *   Northwest Pipe Co.                                                                           47,500           1,166,600
       *   Olympic Steel, Inc.                                                                          78,200           1,657,840
       *   OM Group, Inc.                                                                              202,200           3,190,716
       *   OMNOVA Solutions, Inc.                                                                      260,200           1,222,940
       *   Oregon Steel Mills, Inc.                                                                     91,600           2,505,260
           Packaging Dynamics Corp.                                                                     32,980             338,012
           Penford Corp.                                                                                55,200             734,160
       *   Pioneer Companies, Inc.                                                                      90,452           2,245,923
       *   PolyOne Corp.                                                                               232,600           1,342,102

           Pope & Talbot, Inc.                                                                         123,700             988,363
           Quaker Chemical Corp.                                                                        78,600           1,409,298
           Roanoke Electric Steel Corp.                                                                 87,400           2,035,546
           Rock of Ages Corp.                                                                           32,900             138,180
           Rock-Tenn Co. Class A                                                                       279,000           3,710,700
           Rotonics Manufacturing, Inc.                                                                    700               1,981
       #   Royal Gold, Inc.                                                                            186,500           4,852,730
       *   RTI International Metals, Inc.                                                              149,400           5,572,620
           Ryerson Tull, Inc.                                                                          193,700           4,375,683
           Schulman (A.), Inc.                                                                         248,233           5,185,587
           Schweitzer-Maudoit International, Inc.                                                      107,700           2,564,337
       *   Solitario Resources Corp.                                                                     2,937               3,936
       *   Southwall Technologies, Inc.                                                                 71,600              46,540
           Spartech Corp.                                                                              246,000           5,217,660
           Steel Technologies, Inc.                                                                    102,018           2,702,457
           Stepan Co.                                                                                   35,200             909,216
       *   Stillwater Mining Co.                                                                        94,700           1,012,343
           Summa Industries, Inc.                                                                       31,800             253,446
       *   Synalloy Corp.                                                                               87,058             884,945
     * #   Terra Industries, Inc.                                                                      698,000           4,194,980
       *   U.S. Concrete, Inc.                                                                         227,183           1,867,444
       *   UFP Technologies, Inc.                                                                       11,800              28,863
       *   United States Lime & Minerals, Inc.                                                           3,400              99,246
       *   Universal Stainless & Alloy Products, Inc.                                                   55,300             783,380
           Vulcan International Corp.                                                                    8,251             440,397
           Wausau-Mosinee Paper Corp.                                                                  219,800           2,598,036
       *   Webco Industries, Inc.                                                                        3,750             263,438
           Wellman, Inc.                                                                               250,200           1,936,548
       *   Williams Industries, Inc.                                                                     5,800               9,860
     * #   Zoltek Companies, Inc.                                                                      132,400           1,165,120
                                                                                                                 -----------------
Total Materials                                                                                                        147,328,483
                                                                                                                 -----------------
Consumer Staples -- (3.1%)
       *   Advanced Nutraceuticals, Inc.                                                                   475               1,781
           Alico, Inc.                                                                                  53,400           2,446,254
           Alliance One International, Inc.                                                            627,924           1,921,447
       #   American Italian Pasta Co.                                                                  130,900             810,271
       *   Atlantic Premium Brands, Ltd.                                                                27,000              30,375
       *   Boston Beer Co., Inc. Class A                                                               131,700           3,563,802
       *   Bridgford Foods Corp.                                                                        91,467             642,098
       *   Cagle's, Inc. Class A                                                                        94,800             786,840
       *   Calavo Growers, Inc.                                                                         34,730             352,509
           Cal-Maine Foods, Inc.                                                                       164,100           1,027,266
       *   Carrington Laboratories, Inc.                                                                74,500             324,075
           CCA Industries, Inc.                                                                         44,530             367,818
     * #   Central European Distribution Corp.                                                         127,178           5,558,950
       *   Chattem, Inc.                                                                               110,117           3,498,417
       *   Cruzan International, Inc.                                                                   58,560           1,647,878
       *   Cuisine Solutions, Inc.                                                                      28,600             235,950
       *   Darling International, Inc.                                                                 506,900           1,718,391
       *   Elizabeth Arden, Inc.                                                                       227,062           4,323,260
       *   Female Health Co.                                                                            44,000              66,000
       *   Foodarama Supermarkets, Inc.                                                                 20,700             781,425
       *   Fresh Brands, Inc.                                                                           59,300             361,137
       *   Galaxy Nutritional Foods, Inc.                                                               37,700              52,780

     * #   Gardenburger, Inc.                                                                           33,700                 270
       *   Genesee Corp. Class B                                                                           800               1,356
       *   Glacier Water Services, Inc.                                                                 24,500             465,500
           Golden Enterprises, Inc.                                                                     62,000             210,800
       *   Great Atlantic & Pacific Tea Co., Inc.                                                      142,800           4,306,848
       *   Green Mountain Coffee, Inc.                                                                  60,800           2,494,016
       *   Griffin Land & Nurseries, Inc. Class A                                                       23,400             582,660
       *   Hain Celestial Group, Inc.                                                                  282,480           6,307,778
       *   Hines Horticulture, Inc.                                                                    195,700             733,875
       *   IGI, Inc.                                                                                    16,400              15,252
           Imperial Sugar Co. (New)                                                                     69,917             965,554
     * #   Imperial Sugar Co. (Old)                                                                     74,200                   0
           Ingles Market, Inc. Class A                                                                  90,198           1,518,934
     * #   Integrated Biopharma, Inc.                                                                   78,975             315,900
           Inter Parfums, Inc.                                                                         168,600           2,792,016
       *   Interstate Bakeries Corp.                                                                   238,400           1,889,320
           J & J Snack Foods Corp.                                                                      83,200           5,053,568
       *   Katy Industries, Inc.                                                                        76,100             164,376
           Lance, Inc.                                                                                 242,821           4,453,337
       *   Lifeway Foods, Inc.                                                                           4,100              44,661
       *   M&F Worldwide Corp.                                                                         168,000           2,856,000
       #   Mannatech, Inc.                                                                               5,200              67,808
           Marsh Supermarkets, Inc. Class A                                                             17,700             194,169
           Marsh Supermarkets, Inc. Class B                                                             29,800             319,158
       *   Maui Land & Pineapple Co., Inc.                                                              43,500           1,504,665
     * #   Medifast, Inc.                                                                               99,800             537,922
           MGP Ingredients, Inc.                                                                       151,200           1,704,024
       *   Monterey Pasta Co.                                                                          135,300             583,143
           Nash Finch Co.                                                                               98,600           2,649,382
       *   National Beverage Corp.                                                                     213,900           1,602,111
       *   Natrol, Inc.                                                                                 99,700             199,400
       *   Natural Alternatives International, Inc.                                                     48,800             282,064
     * #   Natural Health Trends Corp.                                                                  26,600             271,586
           Nature's Sunshine Products, Inc.                                                            153,100           2,818,571
           Oil-Dri Corp. of America                                                                     56,300           1,012,837
       *   Omega Protein Corp.                                                                         186,300           1,123,389
     * #   Parlux Fragrances, Inc.                                                                      90,500           2,604,590
       *   Pathmark Stores, Inc.                                                                       390,604           4,202,899
       *   Peet's Coffee & Tea, Inc.                                                                   112,649           3,497,751
       *   Pizza Inn, Inc.                                                                              39,700             105,205
       *   Playtex Products, Inc.                                                                      476,800           6,675,200
       *   PriceSmart, Inc.                                                                            138,400           1,147,336
           Pyramid Breweries, Inc.                                                                      36,800              86,112
       *   Redhook Ale Brewery, Inc.                                                                    62,900             196,374
       #   Reliv International, Inc.                                                                   118,630           1,160,201
           Rocky Mountain Chocolate Factory, Inc.                                                       76,147           1,187,893
       *   San Filippo (John B.) & Son, Inc.                                                            57,900             793,809
           Sanderson Farms, Inc.                                                                       157,009           5,592,661
       *   Scheid Vineyards, Inc.                                                                       14,500              99,325
       *   Schiff Nutrition International, Inc.                                                         70,700             387,436
       *   Scope Industries                                                                             16,650           1,161,337
       *   Seneca Foods Corp. Class A                                                                      200               3,649
       *   Seneca Foods Corp. Class B                                                                    6,800             124,100
       *   Smart & Final Food, Inc.                                                                    235,400           3,177,900
       *   Spartan Stores, Inc.                                                                        158,949           1,591,079

     * #   Star Scientific, Inc.                                                                       543,917           1,414,184
           Stephan Co.                                                                                  33,500             105,190
       *   Suncoast Nutriceuticals, Inc.                                                                   899                  27
           Tasty Baking Co.                                                                             80,500             627,900
           The Topps Co., Inc.                                                                         300,847           2,388,725
       *   Tofutti Brands, Inc.                                                                          5,300              16,430
           United-Guardian, Inc.                                                                        36,820             388,451
       #   Vector Group, Ltd.                                                                          298,686           5,627,244
       *   Vermont Pure Holdings, Ltd.                                                                  20,600              38,728
           WD-40 Co.                                                                                   131,812           3,620,876
       *   Wild Oats Markets, Inc.                                                                     232,976           2,814,350
     * #   Winn-Dixie Stores, Inc.                                                                     624,600             379,444
                                                                                                                 -----------------
Total Consumer Staples                                                                                                 131,777,380
                                                                                                                 -----------------
Utilities -- (1.3%)
           American States Water Co.                                                                   137,600           4,210,560
       *   Aquila, Inc.                                                                                227,700             808,335
           Artesian Resources Corp. Class A                                                                800              23,800
           California Water Service Group                                                              149,847           5,327,061
           Cascade Natural Gas Corp.                                                                    98,400           1,996,536
           Central Vermont Public Service Corp.                                                        140,100           2,858,040
           CH Energy Group, Inc.                                                                        58,600           2,736,620
           Chesapeake Utilities Corp.                                                                   53,375           1,662,631
           Connecticut Water Services, Inc.                                                             93,287           2,353,631
           Delta Natural Gas Co., Inc.                                                                  20,000             511,000
           Empire District Electric Co.                                                                199,800           4,057,938
           Energy West, Inc.                                                                            11,511             109,355
           EnergySouth, Inc.                                                                            76,425           2,116,208
       *   Environmental Power Corp.                                                                    72,600             554,664
           Florida Public Utilities Co.                                                                 34,200             483,930
           Green Mountain Power Corp.                                                                   59,100           1,745,814
           Laclede Group, Inc.                                                                         171,000           5,100,930
           Maine & Maritimes Corp.                                                                      29,300             501,030
           MGE Energy, Inc.                                                                            164,910           5,791,639
           Middlesex Water Co.                                                                          56,400           1,074,420
           Otter Tail Corp.                                                                             46,924           1,410,066
           RGC Resources, Inc.                                                                           4,698             120,034
           SEMCO Energy, Inc.                                                                          234,020           1,394,759
           South Jersey Industries, Inc.                                                               164,164           4,719,715
           Southwest Water Co.                                                                         159,819           2,167,146
           UIL Holdings Corp.                                                                           70,361           3,399,844
           Unitil Corp.                                                                                 39,500           1,002,510
           York Water Co.                                                                                  900              23,580
                                                                                                                 -----------------
Total Utilities                                                                                                         58,261,796
                                                                                                                 -----------------
Telecommunication Services -- (1.2%)
       *   @Road, Inc.                                                                                 489,918           2,429,993
       #   Alaska Communications Systems Group, Inc.                                                   339,965           3,403,050
       *   Boston Communications Group, Inc.                                                           131,800             143,662
     * #   Broadwing Corp.                                                                             534,315           3,590,597
       *   Cogent Communications Group, Inc.                                                           110,551             599,186
       *   Covista Communications, Inc.                                                                 21,500              25,800
           CT Communications, Inc.                                                                     147,074           1,811,952
           D&E Communications, Inc.                                                                    110,700           1,001,835
           FairPoint Communications, Inc.                                                               19,600             234,220

       *   General Communications, Inc. Class A                                                        410,735           4,168,960
       *   GoAmerica, Inc.                                                                                 117                 509
           Hector Communications Corp.                                                                  24,700             701,480
           Hickory Tech Corp.                                                                           12,800             101,120
       *   LCC International, Inc. Class A                                                             144,400             433,200
       *   Lynch Interactive Corp.                                                                         461           1,107,729
       *   Metro One Telecommunications, Inc.                                                           84,102              38,687
       *   Moscow CableCom Corp.                                                                        15,000              85,718
     * #   Network Plus Corp.                                                                           10,000                  11
           North Pittsburgh Systems, Inc.                                                              121,562           2,380,184
       *   Pac-West Telecomm, Inc.                                                                     174,200             149,812
       *   Premiere Global Services, Inc.                                                              532,725           4,027,401
     * #   Primus Telecommunications Group, Inc.                                                        57,379              55,658
       *   Rural Cellular Corp. Class A                                                                104,850           1,457,415
       *   SBA Communications Corp.                                                                    155,173           2,861,390
       *   Shared Technologies Cellular, Inc.                                                           24,600                  31
       *   SunCom Wireless Holdings, Inc.                                                              515,200           1,313,760
           SureWest Communications                                                                     113,097           3,200,645
       *   TALK America Holdings, Inc.                                                                 234,956           2,255,578
       *   Teleglobe International Holdings, Ltd.                                                       14,650              64,021
       *   Time Warner Telecom, Inc.                                                                   228,659           2,149,395
       *   UbiquiTel, Inc.                                                                             661,844           6,472,834
       *   US LEC Corp.                                                                                242,800             449,180
       *   Wireless Facilities, Inc.                                                                   569,504           3,155,052
       *   Xeta Corp.                                                                                   85,700             184,255
                                                                                                                 -----------------
Total Telecommunication Services                                                                                        50,054,320
                                                                                                                 -----------------
Other -- (0.0%)
       *   Big 4 Ranch, Inc.                                                                            35,000                   0
       *   Breed Technologies, Inc.                                                                      5,600                  67
       *   DLB Oil & Gas, Inc.                                                                           7,600                   0
     * #   EquiMed, Inc. Nevis                                                                           6,533                   1
       *   iGo Escrow Share                                                                             11,200                   0
       *   Noel Group, Inc.                                                                             43,600                 218
       *   Star Struck, Ltd.                                                                               500                 415
       *   Starbiz Restrictive Shares                                                                        2                   0
       *   Swisher International, Inc.                                                                   8,500              47,175
                                                                                                                 -----------------
Total Other                                                                                                                 47,876
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                  3,916,388,226
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
       *   American Banknote Corp. Warrants Series 1 10/01/07                                              205                   0
       *   American Banknote Corp. Warrants Series 2 10/01/07                                              205                   0
     * #   Angeion Corp. Warrants 10/31/20                                                               1,294                   0
       *   Biotime Rights 11/30/05                                                                       2,700                   0
       *   Del Global Technologies Corp. Warrants 03/28/08                                               4,265               7,464
       *   Imperial Credit Industries, Inc. Warrants 01/31/08                                            1,010                   0
       *   Lynch Corp. Rights 12/12/05                                                                  29,500               7,375
       *   Optical Cable Corp. Warrants 10/24/07                                                           655                   0
     * #   RCN Corp. Warrants 12/21/06                                                                       3                   0
       *   Tengasco, Inc. Warrants                                                                       2,306                   0
       *   Trump Entertainment Resorts, Inc. Warrants 05/23/06                                           7,028              24,949
                                                                                                                 -----------------
Total Other                                                                                                                 39,788
                                                                                                                 -----------------
TOTAL RIGHTS/WARRANTS                                                                                                       39,788
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             -----------------
                                                                                                  (000)
BONDS -- (0.0%)
       *   Del Global Technologies Corp. Subordinated Promissory Note
       *   6.000%, 03/28/07                                                                  $               9                   0
                                                                                                                 -----------------
TEMPORARY CASH INVESTMENTS -- (8.4%)
       ^   Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%, 12/01/05
             (Collateralized by $309,020,000 U.S. Treasury Note 4.125%, 08/15/08, valued
             at $310,782,627) to be repurchased at $304,717,394                                        304,684         304,683,963
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
             (Collateralized by $55,823,000 FHLMC Notes 4.00%, 09/22/09, valued at
             $54,706,540) to be repurchased at $53,903,809                                              53,898          53,898,000
                                                                                                                 -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                       358,581,963
                                                                                                                 -----------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $3,481,067,573)                                                                                            $   4,275,009,977
                                                                                                                 =================

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 21, 2005

                                                                                                  SHARES              VALUE++
                                                                                             -----------------   -----------------
COMMON STOCKS -- (76.3%)
Industrials -- (22.1%)
     # *   A&A Material Corp.                                                                          164,000   $         352,840
       #   Advan Co., Ltd.                                                                              62,300             918,916
       #   ADVANEX, Inc.                                                                                78,000             280,903
           Aica Kogyo Co., Ltd.                                                                        181,000           2,229,508
       #   Aichi Corp.                                                                                 202,200           1,644,773
           Aida Engineering, Ltd.                                                                      113,000             865,311
           Airport Facilities Co., Ltd.                                                                120,970             698,413
           Airtech Japan, Ltd.                                                                          12,100             114,855
           Alps Logistics Co., Ltd.                                                                     41,700             820,534
       #   Altech Co., Ltd.                                                                             14,000              97,990
           Altech Corp.                                                                                 17,050             214,880
           Amano Corp.                                                                                 184,000           2,941,600
           Amatsuji Steel Ball Manufacturing Co., Ltd.                                                  42,000             542,684
           Ando Corp.                                                                                  206,000             586,859
           Anest Iwata Corp.                                                                           100,000             451,306
       *   Arai-Gumi, Ltd.                                                                              34,450              65,244
           Asahi Diamond Industrial Co., Ltd.                                                          178,000           1,423,503
           Asahi Kogyosha Co., Ltd.                                                                     78,000             329,064
           Asahi Pretec Corp.                                                                           60,400           1,420,881
     # *   Asahi Tec Corp.                                                                             118,000             313,503
           Asanuma Corp.                                                                               162,000             452,069
           Asia Air Survey Co., Ltd.                                                                    17,000              81,853
           Asia Securities Printing Co., Ltd.                                                           44,000             707,854
           Asunaro Construction, Ltd.                                                                  116,000           1,000,317
           Ataka Construction & Engineering Co., Ltd.                                                   44,000             182,085
           Bando Chemical Industries, Ltd.                                                             269,000           1,158,867
           Biken Techno Corp.                                                                            4,200              37,544
       #   BSL Corp.                                                                                   475,354           1,016,383
           Bunka Shutter Co., Ltd.                                                                     171,000             929,963
           Central Security Patrols Co., Ltd.                                                           31,400             242,253
           Chudenko Corp.                                                                               73,000           1,160,019
           Chugai Ro Co., Ltd.                                                                         235,000             783,631
       #   Chuo Denki Kogyo Co., Ltd.                                                                   54,000             244,912
       #   CKD Corp.                                                                                   166,000           1,872,228
           Commuture Corp.                                                                             112,202           1,069,515
       #   Cosel Co., Ltd.                                                                              53,500           1,650,749
           CTI Engineering Co., Ltd.                                                                    38,200             357,060
           Dai-Dan Co., Ltd.                                                                           106,000             716,814
       #   Daihen Corp.                                                                                328,000           1,409,722
           Daiho Corp.                                                                                 164,000             412,577
           Dai-Ichi Jitsugyo Co., Ltd.                                                                 141,000             606,327
           Daimei Telecom Engineering Corp.                                                            100,000           1,132,307
           Daiseki Co., Ltd.                                                                            65,900           1,173,659
       *   Daisue Construction Co., Ltd.                                                               242,500             279,040
       #   Daiwa Industries, Ltd.                                                                      119,000             801,354
           Danto Corp.                                                                                  62,000             218,798
       #   Densei-Lambda KK                                                                             42,584             570,893
           Denyo Co., Ltd.                                                                              66,000             793,059
           DMW Corp.                                                                                     1,600              64,059
       #   Eneserve Corp.                                                                               69,800           1,609,936
     # *   Enshu, Ltd.                                                                                 128,000             406,623
     # *   Fudo Construction Co., Ltd.                                                                 407,200             693,830
       *   Fuji Electric Construction Co., Ltd.                                                         17,000              38,864
       *   Fujita Corp.                                                                                 76,410             702,761
           Fujitec Co., Ltd.                                                                           242,000           1,321,718
           Fujitsu Devices, Inc.                                                                        59,000             755,978
           Fukuda Corp.                                                                                113,000             672,068
           Fukusima Industries Corp.                                                                    20,000             277,942

     # *   Furukawa Co., Ltd.                                                                        1,006,000           2,524,795
           Furusato Industries, Ltd.                                                                    41,000             782,144
           Goodwill Group, Inc.                                                                              2               3,746
     # *   GS Yuasa Corp.                                                                              925,000           2,281,572
           Hakuyosha Co., Ltd.                                                                          57,000             176,640
           Haltec Corp.                                                                                 32,000              65,555
       *   Hamai Co., Ltd.                                                                              60,000             138,114
           Hanwa Co., Ltd.                                                                             562,000           2,079,876
       *   Hazama Corp.                                                                                209,700             613,173
           Hibiya Engineering, Ltd.                                                                     96,000             786,036
       #   Hisaka Works, Ltd.                                                                           41,000             615,332
       #   Hitachi Kiden Kogyo, Ltd.                                                                    27,000             153,566
           Hitachi Metals Techno, Ltd.                                                                  13,000              59,463
           Hitachi Plant Engineering & Construction Co., Ltd.                                          302,000           1,901,001
           Hitachi Tool Engineering, Ltd.                                                               65,000           1,068,639
           Hitachi Transport System, Ltd.                                                              210,000           2,075,987
     # *   Hitachi Zosen Corp.                                                                       1,307,500           2,207,849
           Hokuriku Electrical Construction Co., Ltd.                                                   36,000             155,113
       #   Hosokawa Micron Corp.                                                                        93,000             733,041
     # *   Howa Machinery, Ltd.                                                                        300,000             570,768
       *   Ichiken Co., Ltd.                                                                            48,000             133,671
           Iino Kaiun Kaisha, Ltd.                                                                     283,000           2,473,202
           i-Logistics Corp.                                                                            91,000             302,908
           Inaba Denki Sangyo Co., Ltd.                                                                 64,000           2,028,779
           Inabata and Co., Ltd., Osaka                                                                159,000           1,483,927
       *   Inoue Kogyo Co., Ltd.                                                                       202,000             171,792
           Inui Steamship Co., Ltd.                                                                     68,000             289,675
       #   Iseki & Co., Ltd.                                                                           585,000           1,770,685
     # *   Ishikawa Seisakusho, Ltd.                                                                    75,000             130,535
           Ishikawajima Construction Materials Co., Ltd.                                                18,000              54,174
           Ishikawajima Transport Machinery Co., Ltd.                                                   43,000             135,778
           Itoki Crebio Corp.                                                                          130,000           1,212,817
       #   Iwasaki Electric Co., Ltd.                                                                  183,000             609,965
       #   Iwatani International Corp.                                                                 636,000           2,081,866
     # *   J Bridge Corp.                                                                              144,000           2,130,454
       #   Jalux, Inc.                                                                                  31,200             522,390
           Jamco Corp.                                                                                  61,000             730,300
           Japan Airport Terminal Co., Ltd.                                                            243,700           2,140,575
       *   Japan Bridge Corp.                                                                           31,000              41,003
       #   Japan Cash Machine Co., Ltd.                                                                 76,115           1,455,389
           Japan Foundation Engineering Co., Ltd.                                                       62,000             342,651
           Japan Maintenance Co., Ltd.                                                                  50,300             577,473
       #   Japan Pulp and Paper Co., Ltd.                                                              371,000           1,243,610
           Japan Servo Co., Ltd.                                                                        51,000             144,102
           Japan Steel Tower Co., Ltd.                                                                  44,000             271,494
           Japan Steel Works, Ltd.                                                                     846,000           3,830,379
       #   Japan Transcity Corp.                                                                       164,000             816,639
       *   JFE Shoji Holdings, Inc.                                                                    615,000           2,975,323
     # *   Kamagai Gumi Co., Ltd.                                                                      340,800           1,366,170
           Kamei Corp.                                                                                  89,000             992,316
           Kanaden Corp.                                                                                70,000             456,016
           Kanagawa Chuo Kotsu Co., Ltd.                                                               150,000             739,443
           Kanamoto Co., Ltd.                                                                           66,000             389,341
     # *   Kanematsu Corp.                                                                           1,035,500           2,164,430
     # *   Kanematsu-NNK Corp.                                                                          60,000             115,938
       #   Katakura Industries Co., Ltd.                                                                87,000           1,666,403
           Kato Works Co., Ltd.                                                                        140,000             505,083
           Kawada Industries, Inc.                                                                     102,000             263,378
           Kawasho Gecoss Corp.                                                                         90,600             555,440
       #   Keihin Co., Ltd.                                                                            178,000             686,126
       *   Kimmon Manufacturing Co., Ltd.                                                               76,000             213,294
     # *   Kimura Chemical Plants Co., Ltd.                                                             27,000             108,007
       #   Kinki Sharyo Co., Ltd., Nagaokakyo                                                          150,000             543,850
       *   Kinsho Corp.                                                                                 21,000              69,957
           Kintetsu World Express, Inc.                                                                 85,700           1,843,312
           Kioritz Corp.                                                                               143,000             450,957
           Kitagawa Iron Works Co., Ltd.                                                               203,000             507,338
           Kitano Construction Corp.                                                                   196,000             632,154
           Kitazawa Sangyo Co., Ltd.                                                                    17,500              55,667

           Kitz Corp.                                                                                  306,000           2,120,420
           Kodensha Co., Ltd.                                                                           14,000              47,309
           Koike Sanso Kogyo Co., Ltd.                                                                 104,000             371,335
           Koito Industries, Ltd.                                                                       92,000             521,877
       *   Kokusai Kogyo Co., Ltd.                                                                      88,000             411,738
           Komai Tekko, Inc.                                                                            74,000             268,310
           Kondotec, Inc.                                                                               30,000             316,119
           Kosaido Co., Ltd.                                                                            55,700             449,450
           Kuroda Electric Co., Ltd.                                                                    81,900           1,287,030
           Kyodo Printing Co., Ltd.                                                                    240,000           1,045,702
       #   Kyoei Sangyo Co., Ltd.                                                                       44,000             140,229
           Kyokuto Boeki Kaisha, Ltd.                                                                   63,000             223,374
           Kyokuto Kaihatsu Kogyo Co., Ltd.                                                            101,100             917,495
       #   Kyosan Electric Manufacturing Co., Ltd.                                                     136,000             473,520
           Kyowa Exeo Corp.                                                                            201,000           2,186,680
           Kyudenko Corp.                                                                              200,000           1,296,714
           Link Consulting Associates - Japan Corp.                                                     24,300              85,681
       *   Lonseal Corp.                                                                                99,000             198,486
           Maeda Corp.                                                                                 358,000           2,343,854
           Maeda Road Construction Co., Ltd.                                                           239,000           1,676,637
           Maezawa Industries, Inc.                                                                     59,300             469,011
           Maezawa Kaisei Industries Co., Ltd.                                                          37,300             616,716
       #   Makino Milling Machine Co., Ltd.                                                            253,000           2,308,995
           Marubeni Construction Material Lease Co., Ltd.                                               54,000             152,938
           Maruwn Corp.                                                                                 44,000             144,842
       #   Maruyama Manufacturing Co., Inc.                                                            108,000             396,258
           Maruzen Showa Unyu Co., Ltd.                                                                236,000             929,834
           Matsuda Sangyo Co., Ltd.                                                                     53,000             791,341
           Matsui Construction Co., Ltd.                                                                61,600             302,580
     # *   Matsuo Bridge Co., Ltd.                                                                      37,000              64,582
           Max Co., Ltd.                                                                               139,000           1,638,486
       #   Meidensha Corp.                                                                             626,050           1,985,409
     # *   Meiji Machine Co., Ltd.                                                                      90,000             113,541
       #   Meiji Shipping Co., Ltd.                                                                     85,000             363,129
       *   Meisei Industrial Co., Ltd.                                                                  29,000             167,009
           Meito Transportation Co., Ltd.                                                               22,000             173,774
     # *   Meiwa Trading Co., Ltd.                                                                     119,000             559,060
           Mirai Group Co., Ltd.                                                                        49,000             118,196
     # *   Mitsubishi Cable Industries, Ltd.                                                           478,000           1,010,312
     # *   Mitsubishi Kakoki Kaisha, Ltd.                                                              191,000             510,239
       #   Mitsubishi Pencil Co., Ltd.                                                                  77,000             908,453
           Mitsuboshi Belting, Ltd.                                                                    213,000           1,416,890
     # *   Mitsui Matsushima Co., Ltd.                                                                 191,000             356,363
       #   Mitsui-Soko Co., Ltd.                                                                       339,000           1,726,902
           Mitsumura Printing Co., Ltd.                                                                 73,000             380,802
           Miura Co., Ltd.                                                                             106,100           2,417,137
           Miura Printing Corp.                                                                         19,000              67,598
       #   Miyaji Engineering Group                                                                    148,000             297,195
       *   Mori Denki Mfg. Co., Ltd.                                                                   326,000             172,016
           Mori Seiki Co., Ltd.                                                                        191,400           2,494,969
           Morita Corp.                                                                                100,000             619,477
           Moshi Moshi Hotline, Inc.                                                                    14,400           1,409,559
           Mystar Engineering Corp.                                                                     15,600              89,049
           Nabtesco Corp.                                                                              309,000           3,444,838
           NAC Co., Ltd.                                                                                25,100             354,521
           Nachi-Fujikoshi Corp.                                                                       604,000           2,923,102
     # *   Nakano Corp.                                                                                 49,000             126,328
           NEC System Integration & Construction, Ltd.                                                 108,500           1,313,885
           Nichias Corp.                                                                               320,000           1,835,325
           Nichiban Co., Ltd.                                                                           75,000             287,453
           Nichiha Corp.                                                                                92,480           1,359,006
     # *   Nihon Spindle Manufacturing Co., Ltd.                                                        56,000             134,135
           Nikkiso Co., Ltd.                                                                           186,000           1,386,766
           Nikko Co., Ltd., Akashi                                                                      98,000             320,925
       #   Nippei Toyama Corp.                                                                         118,000             877,130
           Nippo Corp.                                                                                 291,000           2,156,574
           Nippon Carbon Co., Ltd.                                                                     299,000             737,447
           Nippon Chutetsukan KK                                                                        44,000              94,507
     # *   Nippon Conveyor Co., Ltd.                                                                   168,000             250,264

           Nippon Densetsu Kogyo Co., Ltd.                                                             162,000             912,642
           Nippon Denwa Shisetu Co., Ltd.                                                              144,000             520,479
           Nippon Hume Corp.                                                                            60,000             230,242
       #   Nippon Jogesuido Sekkei Co., Ltd.                                                               175             253,870
       #   Nippon Kanzai Co., Ltd.                                                                      49,300           1,375,363
           Nippon Koei Co., Ltd., Tokyo                                                                190,000             762,225
           Nippon Konpo Unyu Soko Co., Ltd.                                                            193,000           2,410,432
           Nippon Road Co., Ltd.                                                                       208,000             515,821
           Nippon Seisen Co., Ltd.                                                                      57,000             248,497
           Nippon Sharyo, Ltd.                                                                         365,000             914,706
           Nippon Signal Co., Ltd.                                                                     157,000           1,175,781
       #   Nippon Thompson Co., Ltd.                                                                   185,000           1,585,313
           Nippon Tungsten Co., Ltd.                                                                    44,000             169,307
       #   Nippon Yusoki Co., Ltd.                                                                      71,000             447,091
       #   Nishimatsu Construction Co., Ltd.                                                           238,000             998,199
           Nishishiba Electric Co., Ltd.                                                                73,000             160,442
           Nissan Diesel Motor Co., Ltd.                                                                64,000             396,371
           Nissei Corp.                                                                                 79,600             968,556
           Nissei Plastic Industrial Co., Ltd.                                                          46,000             452,617
           Nissha Printing Co., Ltd.                                                                   115,000           2,822,239
       #   Nisshin Fudosan Co., Ltd.                                                                    49,300             666,894
           Nissin Corp.                                                                                248,000             831,833
           Nissin Electric Co., Ltd.                                                                   264,000           1,272,950
           Nitchitsu Co., Ltd.                                                                          14,000              37,779
           Nitta Corp.                                                                                  72,900             969,788
       #   Nitto Boseki Co., Ltd.                                                                      651,000           1,542,822
           Nitto Electric Works, Ltd.                                                                  116,500           1,889,825
           Nitto Kohki Co., Ltd.                                                                        58,500           1,275,507
           Nitto Seiko Co., Ltd.                                                                        80,000             354,154
       *   Nittoc Construction Co., Ltd.                                                                61,000             118,019
       #   Nittyu Co., Ltd.                                                                              7,437           1,099,885
       #   Nomura Co., Ltd.                                                                            138,000             788,259
       #   Noritz Corp.                                                                                131,800           2,173,241
           Obayashi Road Corp.                                                                         106,000             256,219
           Odakyu Construction Co., Ltd.                                                                29,000              84,775
       *   Ohmori Co., Ltd.                                                                             18,400              11,854
           Oiles Corp.                                                                                  59,160           1,258,705
       #   Okabe Co., Ltd.                                                                              92,000             338,330
       *   Okamoto Machine Tool Works, Ltd.                                                            101,000             399,612
       #   Okamura Corp.                                                                               290,000           2,166,264
       #   Oki Electric Cable Co., Ltd.                                                                 76,000             250,593
       *   OKK Corp.                                                                                   178,000             677,935
           Okuma Corp.                                                                                 359,640           3,222,882
           O-M, Ltd.                                                                                    46,000             154,948
           Onoken Co., Ltd.                                                                             49,000             765,062
           Organo Corp.                                                                                140,000             851,558
           Oriental Construction Co., Ltd.                                                              51,900             251,390
           Original Engineering Consultants Co., Ltd.                                                    9,000              45,367
           Oyo Corp.                                                                                    80,300             822,445
           P.S. Mitsubishi Construction Co., Ltd.                                                       58,300             242,762
     # *   Pasco Corp.                                                                                 180,500             436,129
       #   Pasona, Inc.                                                                                  1,069           2,481,256
       #   Patlite Corp.                                                                                21,340             266,998
       *   Patlite Corp. Issue 05 When Issued                                                           21,340             266,998
     # *   Penta-Ocean Construction Co., Ltd.                                                        1,187,000           2,306,580
     # *   PIA Corp.                                                                                    17,200             312,399
           Pilot Corp.                                                                                      91             431,748
           Raito Kogyo Co., Ltd.                                                                       138,100             551,490
       #   Rasa Industries, Ltd.                                                                       181,000             659,786
           Rheon Automatic Machinery Co., Ltd.                                                          40,000             140,814
           Riken Electric Wire Co., Ltd.                                                                20,000              40,962
           Ryobi, Ltd.                                                                                 447,000           2,728,525
     # *   Saeki Kensetsu Kogyo Co., Ltd.                                                              114,000             163,241
     # *   Sailor Pen Co., Ltd.                                                                         74,000             142,030
       #   Sakai Heavy Industries, Ltd.                                                                 96,000             296,695
       *   Sakurada Co., Ltd.                                                                           83,000             112,650
       #   Sanix, Inc.                                                                                  86,800             533,829
           Sanki Engineering Co., Ltd.                                                                 186,000           1,486,855
           Sanko Metal Industrial Co., Ltd., Tokyo                                                      54,000             120,699

           Sankyo-Tateyama Holdings, Inc.                                                              855,000           2,059,047
       #   Sankyu, Inc., Tokyo                                                                         730,000           3,304,006
           Sanritsu Corp.                                                                                5,400              61,281
           Sanyo Denki Co., Ltd.                                                                       144,000             794,852
           Sanyo Engineering & Construction, Inc.                                                       48,000             324,187
           Sanyo Industries, Ltd., Tokyo                                                                72,000             198,666
     # *   Sasebo Heavy Industries Co., Ltd., Tokyo                                                    362,000             802,175
       *   Sata Construction Co., Ltd., Gumma                                                          130,000             192,981
       #   Sato Corp.                                                                                   83,500           1,763,286
           Sato Shoji Corp.                                                                             52,000             743,145
           Sawafuji Electric Co., Ltd.                                                                  31,000              98,222
           Secom Joshinetsu Co., Ltd.                                                                   29,200             629,596
           Secom Techno Service Co., Ltd.                                                               32,500           1,253,507
           Seibu Electric Industry Co., Ltd.                                                            46,000             284,263
           Seika Corp.                                                                                 179,000             427,940
       *   Seikitokyu Kogyo Co., Ltd.                                                                  251,000             307,607
           Sekisui Jushi Co., Ltd.                                                                     112,000             859,795
           Senko Co., Ltd.                                                                             279,000             992,963
           Senshu Electric Co., Ltd.                                                                    21,300             448,033
       #   Shibaura Mechatronics Corp.                                                                 120,000           1,187,236
           Shibusawa Warehouse Co., Ltd.                                                               170,000             721,234
           Shibuya Kogyo Co., Ltd.                                                                      66,800             624,693
       #   Shima Seiki Manufacturing Co., Ltd.                                                          98,300           2,647,611
           Shin Nippon Air Technologies Co., Ltd.                                                       52,680             384,047
       #   Shin-Keisei Electric Railway Co., Ltd.                                                      136,000             543,820
       #   Shinko Electric Co., Ltd.                                                                   376,000           1,097,386
       #   Shin-Kobe Electric Machinery Co., Ltd.                                                      117,000             612,481
           Shinmaywa Industries, Ltd.                                                                  311,000           1,778,752
       #   Shinsho Corp.                                                                               219,000             684,437
       #   Shinwa Kaiun Kaisha, Ltd.                                                                   392,000           1,187,145
       *   Shiraishi Corp.                                                                              25,000              50,989
           Sho-Bond Corp.                                                                               69,300             767,427
       #   Shoko Co., Ltd.                                                                             234,000             471,334
           Showa Electric Wire & Cable Co., Ltd., Kawasaki                                             512,000             863,450
           Showa Mining Co., Ltd.                                                                       88,000             244,776
           Sintokogio, Ltd., Nagoya                                                                    143,000           1,633,613
           Soda Nikka Co., Ltd.                                                                         58,000             254,914
           Sodick Co., Ltd.                                                                            121,000           1,862,394
           Space Co., Ltd.                                                                              33,180             468,228
           Subaru Enterprise Co., Ltd.                                                                  36,000             125,933
           Sugimoto & Co., Ltd.                                                                         20,500             294,429
       *   Sumitomo Coal Mining Co., Ltd.                                                              356,500             480,467
           Sumitomo Densetsu Co., Ltd.                                                                  69,800             276,094
     # *   Sumitomo Mitsui Construction Co., Ltd.                                                      151,560           1,056,955
           Sumitomo Precision Products Co., Ltd., Amagasaki City                                       109,000             704,578
           Sumitomo Warehouse Co., Ltd.                                                                311,000           2,298,760
           Sun Wave Corp.                                                                               96,000             309,619
       #   Tadano, Ltd.                                                                                335,000           2,460,679
           Taihei Dengyo Kaisha, Ltd.                                                                   97,000             734,801
       *   Taihei Kogyo Co., Ltd.                                                                      180,000             598,239
       *   Taiheiyo Kouhatsu, Inc.                                                                     142,000             249,399
           Taiho Kogyo Co., Ltd.                                                                        67,100             759,402
           Taikisha, Ltd.                                                                               97,000           1,529,909
           Taisei Rotec Corp.                                                                          185,000             420,453
           Takada Kiko Co., Ltd.                                                                        44,000             230,732
       #   Takamatsu Corp.                                                                              50,300           2,261,456
           Takano Co., Ltd.                                                                             34,400             662,722
       #   Takaoka Electric Manufacturing Co., Ltd., Tokyo                                             250,000             589,439
           Takara Printing Co., Ltd.                                                                    23,550             248,266
           Takara Standard Co., Ltd.                                                                   418,000           2,506,227
           Takasago Thermal Engineering Co., Ltd.                                                      218,000           1,657,472
       #   Takashima & Co., Ltd.                                                                        90,000             218,965
           Takigami Steel Construction Co., Ltd.                                                        50,000             329,304
           Takuma Co., Ltd.                                                                            227,000           1,683,921
           Tanseisha Co., Ltd.                                                                          41,000             165,292
       #   Tatsuta Electric Wire & Cable Co., Ltd.                                                     170,000             484,026
     # *   TC Properties Co., Ltd.                                                                     579,000                   0
       #   TCM Corp.                                                                                   176,000             439,075
           Techno Ryowa, Ltd.                                                                           38,200             288,821

           Tekken Corp.                                                                                393,000             790,421
           Teraoka Seisakusho Co., Ltd.                                                                 37,000             317,574
           Tetra Co., Ltd., Tokyo                                                                       64,000             227,116
           Toa Corp.                                                                                   511,000           1,053,418
       #   Toa Doro Kogyo Co., Ltd.                                                                    110,000             373,447
     # *   Tobishima Corp.                                                                             447,500             710,919
           Tocalo Co., Ltd.                                                                             39,000           1,311,118
           Todentu Corp.                                                                                84,000             300,855
           Toenec Corp.                                                                                242,000           1,034,192
           Tohoku Telecommunications Construction Co., Ltd.                                             42,000             321,899
           Tokai Konetsu Kogyo Co., Ltd.                                                                32,000             129,540
       *   Tokai Lease Co., Ltd.                                                                        29,000              75,792
           Tokimec, Inc.                                                                               205,000             507,216
           Toko Electric Corp.                                                                          72,000             371,988
           Tokyo Biso Kogyo Corp.                                                                       19,000             221,320
           Tokyo Energy & Systems, Inc.                                                                 91,000             752,647
           Tokyo Kikai Seisakusho, Ltd.                                                                193,000             679,184
           Tokyo Leasing Co., Ltd.                                                                     165,200           2,766,406
           Tokyo Sangyo Co., Ltd.                                                                       65,000             254,211
           Toli Corp.                                                                                  173,000             567,444
           Tomoe Corp.                                                                                  84,000             364,923
           Tonami Transportation Co., Ltd.                                                             240,000             701,353
           Torishima Pump Manufacturing Co., Ltd., Osaka                                                62,000             458,651
           Toshiba Machine Co., Ltd.                                                                   366,000           3,256,933
           Toshiba Plant Kensetsu Co., Ltd.                                                            248,000           1,351,050
           Tosho Printing Co., Ltd.                                                                    156,000             678,453
           Totetsu Kogyo Co., Ltd.                                                                      73,000             379,576
           Toyo Bussan Co., Ltd.                                                                        36,300             371,584
     # *   Toyo Construction Co., Ltd.                                                                 644,000           1,063,701
       #   Toyo Electric Co., Ltd.                                                                      94,000             468,834
       #   Toyo Engineering Corp.                                                                      473,000           2,230,910
       *   Toyo Shutter Co., Ltd.                                                                       77,000             118,879
       #   Toyo Wharf & Warehouse Co., Ltd.                                                            182,000             436,847
           Trusco Nakayama Corp.                                                                        86,000           2,005,430
           Tsubaki Nakashima Co., Ltd.                                                                 130,000           2,125,772
           Tsubakimoto Chain Co.                                                                       435,000           2,813,591
           Tsubakimoto Kogyo Co., Ltd.                                                                  66,000             228,315
       #   Tsudakoma Corp.                                                                             164,000             384,450
           Tsugami Corp.                                                                               220,000           1,581,553
       #   Tsukishima Kikai Co., Ltd.                                                                  115,000             988,495
           Tsurumi Manufacturing Co., Ltd.                                                              61,000             633,378
           Tsuzuki Denki Co., Ltd.                                                                      58,000             258,905
           Uchida Yoko Co., Ltd.                                                                       123,000             790,069
           Ueki Corp.                                                                                   47,000             115,967
           UFJ Central Leasing Co., Ltd.                                                                53,000           2,607,517
       #   Union Tool Co.                                                                               56,100           2,185,853
           Utoc Corp.                                                                                   68,000             191,936
     # *   Venture Link Co., Ltd.                                                                      308,600           1,024,128
           Wakachiku Construction Co., Ltd.                                                            303,000             707,923
           Weathernews, Inc.                                                                            15,800              98,951
       #   Yahagi Construction Co., Ltd.                                                                90,000             523,705
       #   Yamato Corp.                                                                                 50,000             205,662
           Yamaura Corp.                                                                                40,500             130,994
       #   Yamazen Co., Ltd.                                                                           229,000           1,524,291
           Yasuda Warehouse Co., Ltd.                                                                   74,000             647,353
           Yokogawa Bridge Corp.                                                                        98,400             572,647
           Yondenko Corp.                                                                               98,800             579,189
     # *   Yuasa Trading Co., Ltd.                                                                     555,000           1,204,166
           Yuken Kogyo Co., Ltd.                                                                        83,000             245,355
           Yurtec Corp.                                                                                202,000           1,163,199
       #   Yushin Precision Equipment Co., Ltd.                                                         36,240             583,505
     # *   Z- Plus Holdings Co., Ltd.                                                                   52,000             168,215
                                                                                                                 -----------------
Total Industrials                                                                                                      330,752,015
                                                                                                                 -----------------
Consumer Discretionary -- (17.0%)
       #   ABILIT Corp.                                                                                 45,000           1,406,576
           Aeon Fantasy Co., Ltd.                                                                       31,300             758,596
       #   Ahresty Corp.                                                                                41,300             858,713
           Aichi Machine Industry Co., Ltd.                                                            216,000             870,442

           Aigan Co., Ltd.                                                                              50,600             423,939
       #   Aisan Industry Co., Ltd.                                                                    143,400           1,451,863
       #   Akebono Brake Industry Co., Ltd.                                                            285,000           2,328,834
           Akindo Sushiro Co., Ltd.                                                                     10,300             278,759
           Alpine Electronics, Inc.                                                                    162,500           2,184,631
       #   Anrakutei Co., Ltd.                                                                          39,000             254,268
           AOI Advertising Promotion, Inc.                                                              21,000             185,723
           Aoki International Co., Ltd.                                                                117,100           1,920,295
           Araya Industrial Co., Ltd.                                                                  112,000             299,588
           Ashimori Industry Co., Ltd.                                                                 147,000             396,711
           Asics Trading Co., Ltd.                                                                      12,000             158,460
     # *   Atom Corp.                                                                                   44,300             226,726
           Atsugi Co., Ltd.                                                                            509,000             883,553
           Aucnet, Inc.                                                                                 23,600             455,988
       #   Autoseven Co., Inc.                                                                          14,600             221,795
       #   Avex, Inc.                                                                                  112,900           2,654,782
       #   Banpresto Co., Ltd.                                                                          28,900             773,178
       #   Belluna Co.,  Ltd.                                                                           65,130           2,231,565
       #   Best Denki Co., Ltd.                                                                        325,000           1,445,325
     # *   Bookoff Corp.                                                                                48,000           1,013,719
           Cabin Co., Ltd.                                                                             103,000             389,621
     # *   Catena Corp.                                                                                 46,000             209,840
     # *   Cecile Co., Ltd.                                                                            102,600             855,372
           Chiyoda Co., Ltd.                                                                           107,800           2,246,220
           Chofu Seisakusho Co., Ltd.                                                                   54,500           1,197,451
     # *   Chori Co., Ltd.                                                                             405,000             972,238
       #   Chuo Spring Co., Ltd., Nagoya                                                               153,000             690,688
           Chuo Woollen Mills, Ltd.                                                                     24,000              76,276
     # *   Clarion Co., Ltd.                                                                           718,000           1,296,318
           Cleanup Corp.                                                                               114,000           1,017,839
           Colowide Co., Ltd.                                                                           69,500             869,197
     # *   Columbia Music Entertainment, Inc.                                                          409,000             456,893
       #   Copal Co., Ltd.                                                                             142,300           1,755,218
           Corona Corp.                                                                                 75,700           1,257,695
       *   Cross Plus, Inc.                                                                             16,200             343,187
       #   Cybozu, Inc.                                                                                    240           1,089,133
       #   D&M Holdings, Inc.                                                                          212,000             659,206
       #   Daido Kogyo Co., Ltd.                                                                        85,000             267,502
       #   Daido Metal Co., Ltd.                                                                       106,000             939,124
       #   Daidoh, Ltd.                                                                                106,000           1,227,043
           Daiki Co., Ltd.                                                                              49,900             585,333
           Daikoku Denki Co., Ltd.                                                                      38,000             954,644
       *   Daikyo, Inc.                                                                                 69,000             385,850
           Dainichi Co., Ltd.                                                                           37,700             407,960
           Daisyo Corp.                                                                                 53,200             695,910
       *   Daito Woolen Spinning & Weaving Co., Ltd., Tokyo                                             42,000              99,097
     # *   Daiwa Seiko, Inc.                                                                           343,000             716,020
           Daiwabo Co., Ltd.                                                                           336,000             780,814
           Descente, Ltd.                                                                              190,000             922,291
       *   Dia Kensetsu Co., Ltd.                                                                      207,500             438,012
       #   Doshisha Co., Ltd.                                                                           45,700             948,405
       #   Doutor Coffee Co., Ltd.                                                                      54,200           1,135,824
           Dynic Corp.                                                                                  98,000             337,751
           Eagle Industry Co., Ltd.                                                                    105,000             786,322
     # *   Econach Co., Ltd.                                                                           112,000             169,727
           Eikoh, Inc.                                                                                  12,100             102,113
           Exedy Corp.                                                                                 129,400           3,460,194
           F.D.C. Products, Inc.                                                                        31,119             644,328
           Fine Sinter Co., Ltd.                                                                        31,000             140,502
       #   France Bed Holdings Co., Ltd.                                                               581,000           1,511,979
       #   Fuji Co., Ltd.                                                                               90,500           1,441,168
       #   Fuji Corp, Ltd.                                                                              71,000             383,860
       #   Fuji Kiko Co., Ltd.                                                                         128,000             450,100
       #   Fuji Kyuko Co., Ltd.                                                                        281,000           1,000,455
       *   Fuji Spinning Co., Ltd., Tokyo                                                              251,000             416,704
           Fujikura Rubber, Ltd.                                                                        54,000             393,403
       #   Fujita Kanko, Inc.                                                                          281,000           1,844,484
           Fujitsu Business Systems, Ltd.                                                               69,200           1,028,370
     # *   Fujitsu General, Ltd.                                                                       273,000             879,205

     # *   Furukawa Battery Co., Ltd.                                                                   45,000             108,144
           Fuso Lexel, Inc.                                                                             35,500             325,331
       #   Gakken Co., Ltd.                                                                            247,000             629,373
       #   Genki Sushi Co., Ltd.                                                                        17,200             183,237
           Gigas K's Denki Corp.                                                                        92,444           2,558,373
           Global-Dining, Inc.                                                                           6,200              50,630
     # *   Goldwin, Inc.                                                                               117,000             363,057
           Gourmet Kineya Co., Ltd.                                                                     47,000             355,249
       *   GSI Creos Corp.                                                                             120,000             247,894
           H.I.S. Co., Ltd.                                                                             86,000           1,846,743
           Happinet Corp.                                                                               29,900             796,283
           Haruyama Trading Co., Ltd.                                                                   40,900             557,294
           Himaraya Co., Ltd.                                                                            3,500              21,617
           Hitachi Powdered Metal Co., Ltd.                                                             78,000             514,861
           Homac Corp.                                                                                  97,100           1,618,297
           Horipro, Inc.                                                                                28,400             352,811
       *   Ichida and Co., Ltd.                                                                         23,400              39,618
       #   Ichikawa Co., Ltd.                                                                           63,000             259,226
       #   Ichikoh Industries, Ltd.                                                                    202,000             602,821
       #   Imasen Electric Industrial Co., Ltd.                                                         23,500             196,848
       #   Impact 21 Co., Ltd.                                                                          48,900           1,126,522
     # *   Impress Corp.                                                                                   771             457,247
           Inaba Seisa Kusho Co., Ltd.                                                                  43,400             722,950
           Ishizuka Glass Co., Ltd.                                                                     81,000             273,227
       *   Izuhakone Railway Co., Ltd.                                                                     300              13,521
       *   Izutsuya Co., Ltd.                                                                          245,000             399,560
       *   Jac Holdings Co., Ltd.                                                                      526,800             816,675
       *   Janome Sewing Machine Co., Ltd.                                                             470,000             827,317
     # *   Japan General Estate Co., Ltd.                                                               61,800             911,654
       #   Japan Kenzai Co., Ltd.                                                                       60,240             402,089
       #   Japan Vilene Co., Ltd.                                                                      164,000           1,305,873
           Japan Wool Textile Co., Ltd.                                                                224,000           1,842,793
           Jeans Mate Corp.                                                                             19,240             309,187
           Joban Kosan Co., Ltd.                                                                       193,000             352,262
           Joint Corp.                                                                                  47,500           2,462,224
       #   Joshin Denki Co., Ltd.                                                                      147,000           1,079,949
           Juel Verite Ohkubo Co., Ltd                                                                  24,000              83,635
           Juki Corp.                                                                                  308,000           1,642,465
       *   Jyomo Co., Ltd.                                                                              48,000             155,469
           Kabuki-Za Co., Ltd.                                                                          28,000           1,075,672
       #   Kadokawa Holdings, Inc.                                                                      67,600           2,117,489
           Kahma Co., Ltd.                                                                              79,900           1,879,268
           Kanto Auto Works, Ltd.                                                                      180,600           2,670,203
           Kasai Kogyo Co., Ltd.                                                                        79,000             381,521
           Kato Sangyo Co., Ltd.                                                                        96,300           1,627,831
     # *   Kawai Musical Instruments Manufacturing Co., Ltd.                                           144,000             370,849
     # *   Kawashima Textile Manufacturers, Ltd.                                                       175,000             406,337
       #   Kayaba Industry Co., Ltd.                                                                   563,000           1,824,138
           Keiiyu Co., Ltd.                                                                             22,100             298,402
       #   Keiyo Co., Ltd.                                                                             139,900             780,641
           Kentucky Fried Chicken Japan, Ltd.                                                           55,000             962,608
       #   Kenwood Corp.                                                                               945,000           1,758,699
       #   Kinki Nippon Tourist Co., Ltd.                                                              196,000             816,755
       #   Kinugawa Rubber Industrial Co., Ltd.                                                        139,000             311,479
       #   Kisoji Co., Ltd.                                                                             59,300             957,188
           Koekisha Co., Ltd.                                                                           10,600             209,743
           Kohnan Shoji Co., Ltd.                                                                       58,900             860,377
       #   Kojima Co., Ltd.                                                                             94,000           1,008,187
           Komatsu Seiren Co., Ltd.                                                                     91,000             432,738
           Konaka Co., Ltd.                                                                             56,200             770,474
       #   Konami Sports Corp.                                                                          71,900           1,110,331
           Kurabo Industries, Ltd.                                                                     642,000           2,031,714
           Kuroganeya Co., Ltd.                                                                         14,000              58,262
       #   Kyoritsu Maintenance Co., Ltd.                                                               26,300             891,335
           Kyoto Kimono Yuzen Co., Ltd.                                                                    224             696,282
           Kyowa Leather Cloth Co., Ltd.                                                                58,000             440,780
       #   Laox Co., Ltd.                                                                              144,000             438,661
       *   Look, Inc.                                                                                   72,000             209,284
           Maezawa Kyuso Industries Co., Ltd.                                                           39,200             709,932

       *   Magara Construction Co., Ltd.                                                                61,000              94,445
     # *   Mamiya-Op Co., Ltd.                                                                          58,000             115,674
           Marche Corp.                                                                                 10,700              89,361
           Mars Engineering Corp.                                                                       56,600           1,352,147
           Marubeni Telecom Co., Ltd.                                                                      117             129,586
           Maruei Department Store Co., Ltd.                                                            72,000             207,023
     # *   Maruzen Co., Ltd.                                                                           263,000             485,000
           Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment                        46,000             379,645
       #   Matsuya Co., Ltd.                                                                           135,000           2,386,422
           Matsuya Foods Co., Ltd.                                                                      47,700             919,515
       #   Matsuzakaya Co., Ltd.                                                                       445,077           3,604,909
           Meiwa Industry Co., Ltd.                                                                     21,000              94,638
       #   Misawa Resort Co., Ltd.                                                                     120,000             548,178
           Mitsuba Corp.                                                                               114,690           1,216,872
           Mitsui Home Co., Ltd.                                                                       158,000           1,036,628
           Miyuki Keori Co., Ltd.                                                                       73,000             312,245
       #   Mizuno Corp.                                                                                342,000           1,986,967
       #   MOS Food Services, Inc.                                                                      79,000           1,078,036
       #   MR Max Corp.                                                                                 73,900             282,215
           Mutow Co., Ltd.                                                                              46,600             221,848
     # *   Naigai Co., Ltd.                                                                            161,000             227,745
       #   Nexyz Corp.                                                                                   2,700             436,541
       *   Nice Corp.                                                                                  295,000           1,214,797
           Nichimo Co., Ltd.                                                                            54,000             142,228
           Nichimo Corp.                                                                               280,000             439,368
       #   Nidec Tosok Corp.                                                                            54,600             743,629
           Nihon Eslead Corp.                                                                           38,748           1,017,160
           Nihon Tokushu Toryo Co., Ltd.                                                                44,000             275,207
           Nikko Travel Co., Ltd.                                                                       12,200              64,976
           Nippon Felt Co., Ltd.                                                                        56,000             342,259
       #   Nippon Piston Ring Co., Ltd.                                                                205,000             680,723
           Nippon Restaurant System, Inc.                                                               36,200           1,241,666
       #   Nippon Seiki Co., Ltd.                                                                      156,000           2,696,201
           Nishimatsuya Chain Co., Ltd.                                                                 89,700           3,514,466
           Nissan Shatai Co., Ltd.                                                                     150,000           1,104,632
           Nissen Co., Ltd.                                                                            138,600           2,103,643
           Nissin Kogyo Co., Ltd.                                                                       54,600           2,553,266
       #   Nittan Valve Co., Ltd.                                                                       58,000             666,554
           Nitto Seimo Co., Ltd.                                                                        32,000              84,167
           Noritake Co., Ltd.                                                                          404,000           2,329,398
       #   Noritsu Koki Co., Ltd.                                                                       83,100           1,432,101
     # *   Omikenshi Co., Ltd.                                                                         122,000             171,168
       *   Orient Watch Co., Ltd.                                                                       12,000               4,107
           Pacific Industrial Co., Ltd.                                                                135,000             793,361
       #   PanaHome Corp.                                                                              408,000           2,601,805
           Parco Co., Ltd.                                                                             209,000           2,090,706
       #   Pentax Corp.                                                                                315,000           1,847,943
           Piolax, Inc.                                                                                 32,400             635,109
           Press Kogyo Co., Ltd.                                                                       309,000           1,415,787
     # *   Renown D'urban Holdings, Inc.                                                                93,800           1,040,397
       #   Resorttrust, Inc.                                                                            95,640           3,000,781
           Rhythm Watch Co., Ltd.                                                                      344,000             642,663
           Right On Co., Ltd.                                                                           76,625           3,788,947
           Riken Corp.                                                                                 271,000           1,785,065
       #   Ringer Hut Co., Ltd.                                                                         46,400             509,673
           Roland Corp.                                                                                 64,400           1,441,314
           Royal Co., Ltd.                                                                             107,000           1,439,197
       #   Sagami Chain Co., Ltd.                                                                       52,000             436,878
           Sagami Co., Ltd.                                                                             66,000             228,288
           Sagami Rubber Industries Co., Ltd.                                                           15,000              58,249
       #   Saint Marc Co., Ltd.                                                                         28,300           1,753,727
       #   Saizeriya Co., Ltd.                                                                         132,300           1,793,817
           Sakai Ovex Co., Ltd.                                                                        124,000             280,561
           Sanden Corp.                                                                                368,000           1,823,746
       #   Sanei-International Co., Ltd.                                                                38,100           1,658,280
           Sankyo Seiko Co., Ltd.                                                                      150,000             828,919
           Sanoh Industrial Co., Ltd.                                                                   85,000             639,564
     # *   Sanrio Co., Ltd.                                                                            197,800           2,209,146
           Sanyo Shokai, Ltd.                                                                          349,000           2,829,302

           Seiko Corp.                                                                                 298,407           1,511,126
       #   Seiren Co., Ltd.                                                                            155,000           2,158,431
           Senshukai Co., Ltd.                                                                         119,000           1,181,913
           Shaddy Co., Ltd.                                                                             49,000             525,062
       *   Shikibo, Ltd.                                                                               291,000             571,850
           Shinyei Kaisha                                                                               80,000             294,448
           Shiroki Co., Ltd.                                                                           196,000             634,050
           Shobunsha Publications, Inc.                                                                 42,800             684,495
       #   Shochiku Co., Ltd.                                                                          277,000           2,287,248
           Showa Aircraft Industry Co., Ltd.                                                            79,000           1,140,856
           Showa Corp.                                                                                  39,500             658,453
       *   Showa Rubber Co., Ltd.                                                                      156,000             118,225
       *   Silver Ox, Inc.                                                                              30,000              66,948
     # *   Silver Seiko, Ltd.                                                                          457,000             396,721
       #   Simree Co., Ltd.                                                                             24,900             150,471
           SK Japan Co., Ltd.                                                                            8,250              54,332
           SNT Corp.                                                                                    58,300             337,068
       *   Sofmap Co., Ltd.                                                                              9,300              38,007
           Sotoh Co., Ltd.                                                                              12,000             175,615
           SPK Corp.                                                                                     7,800             130,264
           Suminoe Textile Co., Ltd.                                                                   159,000             467,735
       *   Suzutan Co., Ltd.                                                                            13,200              77,985
     # *   SXL Corp.                                                                                   206,000             369,430
           Tachikawa Corp.                                                                              43,800             321,579
           Tachi-S Co., Ltd.                                                                            88,140             871,070
       *   Taka-Q Co., Ltd.                                                                             34,500             161,704
     # *   Takara Co., Ltd.                                                                            224,000             760,483
           Tasaki Shinju Co., Ltd.                                                                      70,000             294,838
       #   Taya Co., Ltd.                                                                                5,000              39,827
       *   TDF Corp.                                                                                    11,000              48,539
       #   Tecmo, Ltd.                                                                                  57,800             565,190
       #   Teikoku Piston Ring Co., Ltd.                                                                85,000           1,199,107
           Teikoku Sen-I Co., Ltd.                                                                      62,000             286,037
       #   Ten Allied Co., Ltd.                                                                         50,000             209,517
           Tenma Corp.                                                                                  79,600           1,433,238
           Tigers Polymer Corp.                                                                         40,000             252,346
       *   Toabo Corp.                                                                                 140,000             204,126
           Toei Co., Ltd.                                                                              373,000           2,377,694
       *   Tohoku Misawa Homes Co., Ltd.                                                                24,000             117,862
           Tohoku Pioneer Corp.                                                                         49,600             644,726
       *   Tohto Suisan Co., Ltd.                                                                       80,000             207,986
     # *   Tokai Kanko Co., Ltd.                                                                       618,000             358,231
           Tokai Senko KK, Nagoya                                                                       47,000              98,084
           Tokyo Dome Corp.                                                                            489,000           2,529,040
       #   Tokyo Nissan Auto Sales Co., Ltd.                                                            97,000             516,234
           Tokyo Soir Co., Ltd.                                                                         34,000             154,315
       #   Tokyotokeiba Co., Ltd.                                                                      742,000           2,225,194
           Tokyu Recreation Corp.                                                                       63,000             356,855
       #   Tomy Co., Ltd.                                                                               97,200             873,560
           Topre Corp.                                                                                 136,000           1,223,575
     # *   Tosco Co., Ltd.                                                                              59,000             236,729
           Totenko Co., Ltd.                                                                            35,000             100,783
       #   Touei Housing Corp.                                                                          67,540           1,248,874
       #   Toyo Radiator Co., Ltd.                                                                     186,000           1,013,525
           Toyo Tire & Rubber Co., Ltd.                                                                541,000           2,665,557
           Tsukamoto Co., Ltd.                                                                          44,000              92,739
           Tsutsumi Jewelry Co., Ltd.                                                                   50,400           1,764,433
           Unitika, Ltd.                                                                             1,244,000           2,334,576
           U-Shin, Ltd.                                                                                 64,000             519,689
           Watabe Wedding Corp.                                                                         18,900             312,545
       #   Watami Food Service Co., Ltd.                                                               105,400           1,616,963
       *   Wondertable, Ltd.                                                                            69,000             143,133
       #   Xebio Co., Ltd.                                                                              28,500           1,219,823
           XNET Corp.                                                                                       57             127,366
       #   Yamatane Corp.                                                                              273,000             552,418
           Yamato International, Inc.                                                                   43,000             324,037
           Yellow Hat, Ltd., Tokyo                                                                      59,700             617,901
           Yokohama Reito Co., Ltd.                                                                    112,000             882,092
       #   Yomiuri Land Co., Ltd.                                                                      209,000           1,582,269

           Yonex Co., Ltd.                                                                              41,000             413,469
           Yorozu Corp.                                                                                 45,000             451,851
           Yoshimoto Kogyo Co., Ltd.                                                                    83,000           1,494,879
       #   Yoshinoya D&C Co., Ltd.                                                                          50              91,888
           Yuasa Funashoku Co., Ltd.                                                                   112,000             316,794
       #   Zenrin Co., Ltd.                                                                             95,900           3,204,673
       #   Zensho Co., Ltd.                                                                            139,000           2,462,094
                                                                                                                 -----------------
Total Consumer Discretionary                                                                                           255,233,792
Information Technology -- (9.2%)
           Aichi Tokei Denki Co., Ltd.                                                                  94,000             325,019
           Aiphone Co., Ltd.                                                                            51,900             830,308
       #   Allied Telesis Holdings KK                                                                  237,600           1,681,384
       #   Alpha Systems, Inc.                                                                          31,300             896,337
       #   Anritsu Corp.                                                                               332,000           1,801,444
           AOI Electronics Co., Ltd.                                                                    24,900             452,073
       *   Apic Yamada Corp.                                                                            20,000              89,877
           Argo 21 Corp.                                                                                22,400             196,943
       #   Arisawa Manufacturing Co., Ltd.                                                             139,400           2,588,803
       #   Asti Corp.                                                                                    8,000              87,171
           CAC Corp.                                                                                    52,200             598,545
           Canon Electronics, Inc.                                                                      71,000           2,701,110
           Canon Finetech, Inc.                                                                        108,070           2,293,413
       #   Capcom Co., Ltd.                                                                            148,100           1,665,311
           Chino Corp.                                                                                  89,000             286,411
           CMK Corp.                                                                                   118,000           2,092,917
           Computer Engineering & Consulting, Ltd.                                                      38,100             385,720
           Core Corp.                                                                                   27,400             259,900
           Cresco, Ltd.                                                                                 11,600             129,853
           Daiwabo Information System Co., Ltd.                                                         47,000             780,978
       #   Denki Kogyo Co., Ltd.                                                                       183,000           1,598,507
       *   DKK-TOA Corp.                                                                                31,000              88,442
       #   Dodwell B.M.S., Ltd.                                                                        125,400             843,757
           DTS Corp.                                                                                    31,500           1,011,506
     # *   Eaccess, Ltd.                                                                                 3,100           1,861,315
           Eizo Nanao Corp.                                                                             56,800           2,199,215
       *   Elna Co., Ltd.                                                                               34,000              66,138
       #   Enplas Corp.                                                                                 53,100           1,411,823
     # *   Epson Toyo Communication Equipment Co., Ltd.                                                290,000           1,949,017
     # *   FDK Corp.                                                                                   314,000             640,931
           Foster Electric Co., Ltd.                                                                    58,000             663,553
       #   Fujitsu Access, Ltd.                                                                         59,000             344,315
           Fujitsu Fronttec, Ltd.                                                                       56,200             589,906
       *   Future System Consulting Corp.                                                                  241             531,333
       *   Graphtec Corp.                                                                               39,000              69,927
           Hakuto Co., Ltd.                                                                             54,900             923,620
           Hitachi Business Solution Co., Ltd.                                                          22,700             153,820
           Hitachi Information Systems, Ltd.                                                           111,400           2,639,940
           Hitachi Kokusai Electric, Inc.                                                              258,000           2,682,525
       #   Hitachi Mobile Co., Ltd.                                                                     38,000             236,967
       #   Hitachi Systems & Services, Ltd.                                                             63,000           1,258,686
       #   Hochiki Corp.                                                                                66,000             353,756
           Hokuriku Electric Industry Co., Ltd.                                                        204,000             584,313
       #   Horiba, Ltd.                                                                                100,000           2,791,280
           Hosiden Corp.                                                                               190,000           1,911,568
           Icom, Inc.                                                                                   35,900           1,095,140
       #   Idec Izumi Corp.                                                                             92,000           1,281,356
       *   Ikegami Tsushinki Co., Ltd.                                                                 102,000             231,848
           Ines Corp.                                                                                  140,500           1,012,287
           I-Net Corp.                                                                                  30,300             219,722
       #   Information Services International-Dentsu, Ltd.                                              65,100             844,181
           Intec, Inc.                                                                                 126,128           1,840,152
     # *   Invoice, Inc.                                                                                23,519           1,548,611
           Ishii Hyoki Co., Ltd.                                                                         8,600             115,729
           Iwatsu Electric Co., Ltd.                                                                   241,000             593,861
       #   Japan Aviation Electronics Industry, Ltd.                                                   140,000           1,769,685
           Japan Business Computer Co., Ltd.                                                            46,300             370,486
           Japan Digital Laboratory Co., Ltd.                                                           82,900             907,090
       #   Japan Information Processing Service Co., Ltd.                                               47,400             305,153
     # *   Japan Radio Co., Ltd.                                                                       354,000           1,236,539

           Jastec Co., Ltd.                                                                             21,800             420,248
           Jiec Co., Ltd.                                                                                   87              83,775
           Kaga Electronics Co., Ltd.                                                                   73,000           1,931,767
       #   Kanematsu Electronics, Ltd.                                                                  45,500             325,126
       *   Kasuga Electric Works, Ltd.                                                                  17,000              48,708
           Kawatetsu Systems, Inc.                                                                         112             139,919
           Koa Corp.                                                                                   105,600           1,023,818
       #   Komatsu Electronics Metals Co., Ltd.                                                         74,200           1,036,610
       #   Kubotek Corp.                                                                                   285             244,032
           Kyoden Co., Ltd.                                                                            123,000             823,315
           Kyowa Electronic Instruments Co., Ltd.                                                       52,000             210,257
           Macnica, Inc.                                                                                43,900           1,116,557
           Marubeni Infotec Corp.                                                                       21,000              69,617
           Marubun Corp.                                                                                67,600             838,416
           Maruwa Co., Ltd.                                                                             26,100             659,579
           Maspro Denkoh Corp.                                                                          45,900             434,103
       #   Megachips Corp.                                                                              59,900             767,871
           Melco Holdings, Inc.                                                                          9,000             274,004
       #   Mimasu Semiconductor Industry Co., Ltd.                                                      58,300             956,215
           Miroku Jyoho Service Co., Ltd.                                                               63,000             210,247
           Mitsui High-Tec, Inc.                                                                       104,300           1,396,580
           Mitsui Knowledge Industry Co., Ltd.                                                          20,100             179,053
           Mitsumi Electric Co., Ltd.                                                                  182,700           1,876,653
           Moritex Corp.                                                                                15,000             111,729
       *   Mutoh Industries, Ltd.                                                                      102,000             244,615
       *   Nagano Japan Radio Co., Ltd.                                                                 63,000             142,562
       #   Nakayo Telecommunications, Inc.                                                              49,000             216,647
           NEC Fielding, Ltd.                                                                           77,900           1,334,362
       #   NEC Infrontia Corp.                                                                         307,000           1,451,800
       #   NEC Mobiling, Ltd.                                                                           31,300             538,540
       #   NEC Tokin Corp.                                                                             295,000           1,689,907
       #   Netmarks, Inc.                                                                                  402             737,369
       #   New Japan Radio Co., Ltd.                                                                    72,000             529,535
           Nichicon Corp.                                                                              122,500           1,484,594
       #   Nihon Dempa Kogyo Co., Ltd.                                                                  54,200           1,757,167
           Nihon Inter Electronics Corp.                                                                76,700             516,397
           Nippon Avionics Co., Ltd.                                                                    62,000             247,177
           Nippon Ceramic Co., Ltd.                                                                     51,000             674,557
           Nippon Chemi-Con Corp.                                                                      317,000           2,008,722
       #   Nippon System Development Co., Ltd.                                                          63,900           1,738,411
           Nippon Systemware Co., Ltd.                                                                  30,000             210,686
           Nissho Electronics Corp.                                                                     49,900             405,406
       #   NIWS Co., Ltd.                                                                                1,627           1,812,418
           Nohmi Bosai, Ltd.                                                                           102,000             653,897
           Okaya Electric Industries Co., Ltd.                                                          32,000             133,418
           Ono Sokki Co., Ltd.                                                                          71,000             440,820
       #   Origin Electric Co., Ltd.                                                                    85,000             538,708
           Osaki Electric Co., Ltd.                                                                     88,000             652,428
           PCA Corp.                                                                                    17,500             398,684
           Pulstec Industrial Co., Ltd.                                                                 21,200              95,671
           Ricoh Elemex Corp.                                                                           49,000             459,058
           Rikei Corp.                                                                                  22,500              66,051
           Riken Keiki Co., Ltd.                                                                        48,000             428,541
       #   Roland DG Corp.                                                                              44,900           1,251,550
           Ryoden Trading Co., Ltd.                                                                    113,000             854,289
           Ryosan Co., Ltd.                                                                             96,000           2,477,658
           Ryoyo Electro Corp.                                                                          80,700           1,211,011
           Sanko Co., Ltd.                                                                              12,000              87,108
           Sanshin Electronics Co., Ltd.                                                                79,000             883,067
           Satori Electric Co., Ltd.                                                                    42,180             623,412
           Sekonic Corp.                                                                                17,000              50,612
       #   Shindengen Electric Manufacturing Co., Ltd.                                                 217,000           1,074,977
           Shinkawa, Ltd.                                                                               50,800           1,164,489
           Shinko Shoji Co., Ltd.                                                                       57,000             724,052
       #   Shizuki Electric Co., Inc.                                                                   47,000             161,246
           Siix Corp.                                                                                   25,800             393,124
           SMK Corp.                                                                                   200,000           1,194,770
       #   Software Research Associates, Inc.                                                           15,100             232,944
           Sokkisha Co., Ltd.                                                                           69,000             265,561

           Sorun Corp.                                                                                  67,400             421,759
       *   SPC Electronics Corp.                                                                        29,000             108,332
           Star Micronics Co., Ltd.                                                                    141,000           1,984,896
       #   Sumida Corp.                                                                                 48,149             959,835
           Sumisho Computer Systems Corp.                                                               20,000             343,451
           SunTelephone Co., Ltd.                                                                       75,000             617,437
           Tabai Espec Corp.                                                                            58,000             846,227
           Tachibana Eletech Co., Ltd.                                                                  43,000             455,108
           Tamura Corp.                                                                                164,000             758,783
           Tamura Taiko Holdings, Inc.                                                                 150,000           1,272,149
     # *   Teac Corp.                                                                                  493,000             704,052
           Teikoku Tsushin Kogyo Co., Ltd.                                                             110,000             592,505
           TKC Corp.                                                                                    75,200           1,427,883
           Toko, Inc.                                                                                  232,000             782,924
           Tokyo Denpa Co., Ltd.                                                                        15,000             195,934
           Tokyo Electron Device, Ltd.                                                                     198             489,553
           Tomen Electronics Corp.                                                                      41,700           1,002,355
           Tose Co., Ltd.                                                                               12,200             159,033
       #   Toshiba Ceramics Co., Ltd.                                                                  350,000           1,293,642
     # *   Totoku Electric Co., Ltd., Tokyo                                                             91,000             182,533
       #   Toukei Computer Co., Ltd.                                                                    19,610             264,873
       #   Towa Corp.                                                                                   33,000             188,137
       *   Towa Meccs Corp.                                                                             75,000             107,254
       #   Toyo Corp.                                                                                   82,500           1,131,622
       #   Trans Cosmos, Inc.                                                                           53,800           2,716,896
           Tsuzuki Densan Co., Ltd.                                                                     14,200              90,769
           Uniden Corp.                                                                                197,000           3,725,482
           Ve Data, Inc.                                                                                25,000              78,004
           Yamaichi Electronics Co., Ltd.                                                               50,100             698,937
           Yamatake Corp.                                                                              125,700           2,607,363
           Yaskawa Information Systems Corp.                                                            23,400             100,247
           Yokowo Co., Ltd.                                                                             45,000             479,722
           Zuken, Inc.                                                                                  69,100             727,996
                                                                                                                 -----------------
Total Information Technology                                                                                           137,873,427
Materials -- (8.2%)
           Achilles Corp.                                                                              549,000           1,117,420
           Adenka Corp.                                                                                169,000           2,376,484
           Agro-Kanesho Co., Ltd.                                                                        7,000              53,653
           Arakawa Chemical Industries, Ltd.                                                            34,500             482,044
           Aronkasei Co., Ltd.                                                                          83,000             436,346
           Asahi Organic Chemicals Industry Co., Ltd.                                                  244,000             920,925
           Chuetsu Pulp and Paper Co., Ltd.                                                            259,000             642,968
     # *   Chugai Mining Co., Ltd.                                                                     463,100             554,138
           Chugoku Marine Paints, Ltd.                                                                 173,000             839,112
       #   Chugokukogyo Co., Ltd.                                                                       69,000             197,418
     # *   Co-Op Chemical Co., Ltd.                                                                    163,000             312,131
     # *   Dai Nippon Toryo, Ltd.                                                                      342,000             671,069
           Dai-Ichi Kogyo Seiyaku Co., Ltd.                                                             76,000             256,488
       #   Daiken Corp.                                                                                317,000           1,126,124
           Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.                                    224,000           1,163,353
           Dainippon Shigyo Co., Ltd.                                                                   25,000             104,341
       #   Daio Paper Corp.                                                                            122,000           1,004,272
       #   Daiso Co., Ltd.                                                                             244,000             957,268
           DC Co., Ltd.                                                                                 58,000             233,350
           Dijet Industrial Co., Ltd.                                                                   34,000             102,216
           FP Corp.                                                                                     56,100           1,685,122
           Fujikura Kasei Co., Ltd.                                                                     61,000             616,162
           Fumakilla, Ltd.                                                                              59,000             182,294
           Geostar Corp.                                                                                10,000              38,497
           Godo Steel, Ltd.                                                                            397,000           1,900,920
       #   Gun-Ei Chemical Industry Co., Ltd.                                                          207,000             775,605
           Harima Chemicals, Inc.                                                                       47,000             269,615
       #   Hodogaya Chemical Co., Ltd.                                                                 184,000             951,989
           Hokkai Can Co., Ltd., Tokyo                                                                 159,000             541,073
           Hokko Chemical Industry Co., Ltd.                                                            47,000             197,196
           Hokuetsu Paper Mills, Ltd.                                                                  429,000           2,115,082
           Hokushin Co., Ltd.                                                                           39,900              85,813

           Honshu Chemical Industry Co., Ltd.                                                           17,000             113,196
           Ihara Chemical Industry Co., Ltd.                                                           106,000             405,210
           ISE Chemicals Corp.                                                                          59,000             290,011
           Ishihara Sangyo Kaisha, Ltd.                                                              1,007,500           1,762,213
     # *   Ishii Iron Works Co., Ltd.                                                                   77,000             194,344
       #   Japan Carlit Co., Ltd.                                                                       46,000             371,864
           JSP Corp.                                                                                    72,500             615,759
       #   Kanto Denka Kogyo Co., Ltd.                                                                 139,000             487,492
           Kasei (C.I.) Co., Ltd.                                                                       73,000             289,709
           Katakura Chikkarin Co., Ltd.                                                                 43,000             155,617
       *   Kawasaki Kasei Chemicals, Ltd.                                                               88,000             180,648
       #   Kishu Paper Co., Ltd.                                                                       233,000             601,786
           Koatsu Gas Kogyo Co., Ltd.                                                                  135,000             775,396
           Kohsoku Corp.                                                                                48,000             302,199
           Komatsu Wall Industry Co., Ltd.                                                              26,400             471,908
           Konishi Co., Ltd.                                                                            41,700             392,197
           Kumiai Chemical Industry Co., Ltd., Tokyo                                                   179,000             452,802
           Kureha Chemical Industry Co., Ltd.                                                          493,000           2,452,810
           Kurimoto, Ltd.                                                                              314,000             860,573
       #   Kurosaki Harima Corp.                                                                       201,000             844,581
           MEC Co., Ltd.                                                                                22,000             377,717
           Mesco, Inc.                                                                                  15,000              77,062
     # *   Mitsubishi Paper Mills, Ltd.                                                                844,000           1,547,519
           Mitsubishi Plastics, Inc.                                                                   548,000           1,701,996
           Mitsubishi Shindoh Co., Ltd.                                                                107,000             359,927
       #   Mitsubishi Steel Manufacturing Co., Ltd.                                                    356,000           1,945,971
     # *   Mitsui Mining Co., Ltd.                                                                     384,000             929,851
           Mory Industries, Inc.                                                                        85,000             271,860
           Nakabayashi Co., Ltd.                                                                       147,000             411,286
       #   Nakayama Steel Works, Ltd.                                                                  327,000           1,497,166
       #   Neturen Co., Ltd., Tokyo                                                                    106,000             859,357
           Nichia Steel Works, Ltd.                                                                    114,900             560,379
           Nichireki Co., Ltd.                                                                          65,000             221,737
           Nifco, Inc.                                                                                 145,000           2,399,405
           Nihon Kagaku Sangyo Co., Ltd.                                                                44,000             296,711
           Nihon Matai Co., Ltd.                                                                        50,000             129,114
       #   Nihon Nohyaku Co., Ltd.                                                                     170,000             473,846
           Nihon Parkerizing Co., Ltd.                                                                 171,000           2,229,343
           Nihon Seiko Co., Ltd.                                                                        11,000              35,182
       *   Nippon Carbide Industries Co., Inc., Tokyo                                                  139,000             257,947
           Nippon Chemical Industrial Co., Ltd.                                                        192,000             511,690
       #   Nippon Concrete Industries Co., Ltd.                                                         88,000             253,598
       #   Nippon Denko Co., Ltd.                                                                      280,000             947,884
           Nippon Fine Chemical Co., Ltd.                                                               65,000             503,581
           Nippon Foil Mfg., Co., Ltd.                                                                  51,000             128,313
     # *   Nippon Kasei Chemical Co., Ltd.                                                             260,000             705,189
           Nippon Kinzoku Co., Ltd.                                                                    130,000             303,292
     # *   Nippon Koshuha Steel Co., Ltd.                                                              350,000             831,382
       #   Nippon Metal Industry Co., Ltd.                                                             440,000             913,353
           Nippon Paint Co., Ltd.                                                                      208,000             871,295
           Nippon Pigment Co., Ltd.                                                                     11,000              43,123
       #   Nippon Pillar Packing Co., Ltd.                                                              43,000             285,893
           Nippon Soda Co., Ltd.                                                                       350,000           1,053,273
           Nippon Synthetic Chemical Industry Co., Ltd.                                                244,000             675,368
       #   Nippon Valqua Industries, Ltd.                                                              242,000             757,008
       #   Nippon Yakin Kogyo Co., Ltd.                                                                230,000             804,068
           Nittetsu Mining Co., Ltd.                                                                   208,000           1,231,946
           Nitto FC Co., Ltd.                                                                           72,000             433,327
           Noda Corp.                                                                                   33,800             206,863
       #   NOF Corp.                                                                                   523,000           2,641,093
           Okamoto Industries, Inc.                                                                    317,000           1,239,713
       #   Okura Industrial Co., Ltd.                                                                  148,000             861,551
           Osaka Steel Co., Ltd.                                                                       108,800           1,743,413
       #   Pacific Metals Co., Ltd.                                                                    508,000           2,310,357
           Riken Technos Corp.                                                                         143,000             572,304
     # *   S Science Co., Ltd.                                                                       2,193,000           1,328,913
       #   S.T. Chemical Co., Ltd.                                                                      71,700           1,144,427
           Sakai Chemical Industry Co., Ltd.                                                           266,000           1,196,280
           Sakata INX Corp.                                                                            157,000             767,621

           Sanyo Chemical Industries, Ltd.                                                             305,000           2,460,724
       #   Sanyo Special Steel Co., Ltd.                                                               432,000           3,173,108
           Sekisui Plastics Co., Ltd.                                                                  256,000             953,028
           Shikoku Chemicals Corp.                                                                     146,000             781,471
           Shinagawa Refractories Co., Ltd.                                                            162,000             655,552
           Shin-Etsu Polymer Co., Ltd.                                                                 212,000           2,966,468
           Showa Highpolymer Co., Ltd.                                                                 112,000             339,720
           Showa Tansan Co., Ltd.                                                                       49,000             173,574
           Somar Corp.                                                                                  37,000             234,541
       #   Stella Chemifa Corp.                                                                         28,400             878,749
           Sumitomo Light Metal Industries, Ltd.                                                       951,000           2,201,264
           Sumitomo Pipe & Tube Co., Ltd.                                                               76,000             490,531
           Sumitomo Seika Chemicals Co., Ltd.                                                          158,000             659,892
       #   Sumitomo Titanium Corp.                                                                      39,000           6,285,690
           Taisei Lamick Co., Ltd.                                                                      13,100             335,966
       #   Takasago International Corp.                                                                243,000           1,053,718
       #   Takiron Co., Ltd.                                                                           164,000             611,731
           Tateho Chemical Industries Co., Ltd.                                                         26,500             122,980
           Tayca Corp.                                                                                 124,000             436,264
       *   Titan Kogyo Kabushiki Kaisha                                                                 36,000              85,404
       #   Toda Kogyo Corp.                                                                             92,000             363,920
           Tohcello Co., Ltd.                                                                           83,000             548,075
     # *   Toho Rayon Co., Ltd.                                                                        345,000           2,029,497
       #   Toho Zinc Co., Ltd.                                                                         312,000           1,430,095
     # *   Tohpe Corp.                                                                                  36,000              65,957
       #   Tokai Carbon Co., Ltd.                                                                      534,000           2,145,845
       #   Tokai Pulp & Paper Co., Ltd.                                                                157,000             530,679
           Tokushu Paper Manufacturing Co., Ltd.                                                       111,000             623,736
           Tokyo Rope Manufacturing Co., Ltd.                                                          404,000             981,046
       #   Tokyo Tekko Co., Ltd.                                                                       112,000             541,584
           Tomoegawa Paper Co., Ltd.                                                                    80,000             315,249
           Tomoku Co., Ltd.                                                                            220,000             597,443
           Topy Industries, Ltd.                                                                       571,000           2,049,561
           Toyo Kohan Co., Ltd.                                                                        255,000             897,117
           Tsutsunaka Plastic Industry Co., Ltd.                                                        92,000             383,113
           TYK Corp.                                                                                    82,000             227,495
           Ube Material Industries, Ltd.                                                               192,000             587,660
       #   Wood One Co., Ltd.                                                                          122,000             705,993
           Yamamura Glass Co., Ltd.                                                                    287,000             978,619
           Yamato Kogyo Co., Ltd.                                                                      160,000           2,399,176
           Yodogawa Steel Works, Ltd.                                                                  338,000           1,968,837
           Yuki Gosei Kogyo Co., Ltd.                                                                   31,000             122,665
       #   Yushiro Chemical Industry Co., Ltd.                                                          38,000             950,749
                                                                                                                 -----------------
Total Materials                                                                                                        123,124,783
                                                                                                                 -----------------
Financials -- (8.1%)
           Aichi Bank, Ltd.                                                                             11,500           1,426,806
           Akita Bank, Ltd.                                                                            511,000           2,726,339
           Aomori Bank, Ltd.                                                                           458,000           1,946,263
       *   Azel Corp., Tokyo                                                                            89,000             261,824
           Bank of Okinawa, Ltd.                                                                        50,400           2,203,227
           Bank of Saga, Ltd.                                                                          441,000           1,784,165
           Bank of the Ryukyus, Ltd.                                                                    74,380           2,629,892
       #   Central Finance Co., Ltd.                                                                   241,000           2,580,355
           Century Leasing System, Inc.                                                                136,000           1,872,544
       *   Chiba Kogyo Bank, Ltd.                                                                      129,700           2,504,491
           Chukyo Bank, Ltd.                                                                           532,000           1,892,232
       #   Cosmo Securities Co., Ltd.                                                                1,099,000           2,843,611
       #   Credia Co., Ltd.                                                                             28,000             400,079
           Daibiru Corp.                                                                               288,000           2,503,859
           Daiko Clearing Services Corp.                                                                38,000             473,763
           Daisan Bank, Ltd.                                                                           480,000           1,641,650
           Daiwa Kosho Lease Co., Ltd.                                                                 375,000           2,116,615
           Ehime Bank, Ltd.                                                                            380,000           1,550,445
       #   Eighteenth Bank, Ltd.                                                                       452,000           2,975,582
           Fukui Bank, Ltd.                                                                            618,000           2,377,117
       #   Fukushima Bank, Ltd.                                                                        523,000           1,136,066
       *   Gro-BeLS Co., Ltd.                                                                          134,000             249,059
           Higashi-Nippon Bank, Ltd.                                                                   471,000           2,432,623

       #   Hokuetsu Bank, Ltd.                                                                         588,000           1,792,642
           Ichiyoshi Securities Co., Ltd.                                                              121,000           1,646,487
           Jaccs Co., Ltd.                                                                             207,000           1,920,526
           Kagawa Bank, Ltd.                                                                           205,350           1,381,301
     # *   Kanto Tsukuba Bank, Ltd.                                                                     76,300           1,189,300
           Keihanshin Real Estate Co., Ltd.                                                            117,000           1,030,869
           Kita-Nippon Bank, Ltd.                                                                       20,406           1,087,954
           Kiyo Bank, Ltd.                                                                           1,083,000           2,595,515
           Kobayashi Yoko Co., Ltd.                                                                     21,600             337,911
       #   Kosei Securities Co., Ltd.                                                                  226,000             556,227
       *   Kyushu-Shinwa Holdings, Inc.                                                                910,000           2,572,229
           Marusan Securities Co., Ltd.                                                                197,000           1,699,713
           Meiwa Estate Co., Ltd.                                                                       63,600             882,215
           Michinoku Bank, Ltd.                                                                        387,000           1,646,165
           Minato Bank, Ltd.                                                                           965,000           3,146,759
           Mito Securities Co., Ltd.                                                                   200,000           1,090,130
           Mitsubishi UFJ Financial Group, Inc.                                                              1              11,181
           Miyazaki Bank, Ltd.                                                                         364,000           1,856,427
       *   Momiji Holdings, Inc.                                                                           743           2,295,358
           Nagano Bank, Ltd.                                                                           230,000             861,910
       #   Nisshin Fire & Marine Insurance Co., Ltd.                                                   494,000           1,989,936
       #   Odakyu Real Estate Co., Ltd.                                                                 85,000             412,272
           Oita Bank, Ltd.                                                                             301,000           2,346,740
           Osaka Securities Finance Co., Ltd.                                                           54,000             285,689
           Pocket Card Co., Ltd.                                                                        41,000           1,035,458
           Ricoh Leasing Co., Ltd.                                                                      77,400           2,062,267
       #   Sankei Building Co., Ltd.                                                                   159,000           1,189,694
       #   Sanyo Electric Credit Co., Ltd.                                                              83,700           1,386,568
           Shimizu Bank, Ltd.                                                                           23,200           1,173,765
           Shinki Co., Ltd.                                                                            176,300           1,750,200
           Shoei Co., Ltd.                                                                              31,680             803,349
       #   Suruga Corp.                                                                                 27,000           1,687,745
       #   Tachihi Enterprise Co., Ltd.                                                                 35,450           1,586,749
           Takagi Securities Co., Ltd.                                                                 125,000             611,441
       #   The Daito Bank, Ltd.                                                                        376,000           1,012,811
           TOC Co., Ltd.                                                                               330,950           2,006,053
           Tochigi Bank, Ltd.                                                                          295,000           2,309,230
           Toho Bank, Ltd.                                                                             578,000           2,971,922
           Toho Real Estate Co., Ltd.                                                                  140,000           1,188,039
           Tohoku Bank, Ltd.                                                                           194,000             563,843
           Tokai Tokyo Securities Co., Ltd.                                                            740,250           3,044,778
           Tokushima Bank, Ltd.                                                                        186,200           1,746,409
           Tokyo Rakutenchi Co., Ltd.                                                                  147,000             651,931
       #   Tokyo Theatres Co., Inc., Tokyo                                                             164,000             618,868
           Tokyo Tomin Bank, Ltd.                                                                       70,500           2,617,700
           Tokyu Community Corp.                                                                        35,700             872,554
       #   Tokyu Livable Inc.                                                                           37,600           1,960,017
           Tomato Bank, Ltd.                                                                           290,000             814,165
           Tottori Bank, Ltd.                                                                          235,000             761,622
           Towa Bank, Ltd.                                                                             608,000           1,820,727
     # *   Towa Real Estate Development Co., Ltd.                                                      263,000           1,298,187
       #   Toyo Securities Co., Ltd.                                                                   214,000             915,098
           Yamagata Bank, Ltd.                                                                         456,000           2,590,785
           Yuraku Real Estate Co., Ltd.                                                                131,000             840,324
                                                                                                                 -----------------
Total Financials                                                                                                       121,056,362
                                                                                                                 -----------------
Consumer Staples -- (7.2%)
           Aderans Co., Ltd.                                                                            91,750           2,288,536
           Ahjikan Co., Ltd.                                                                            10,500              79,840
       #   Ariake Japan Co., Ltd.                                                                       81,600           1,781,966
           Asahi Soft Drinks Co., Ltd.                                                                 128,000           1,422,156
           Bull Dog Sauce Co., Ltd.                                                                     37,000             390,396
       #   Calpis Co., Ltd.                                                                            191,000           1,257,431
     # *   Cawachi, Ltd.                                                                                61,100           2,484,373
           CFS Corp.                                                                                    61,500             401,031
           Chuo Gyorui Co., Ltd.                                                                        61,000             154,565
           Coca-Cola Central Japan Co., Ltd.                                                               233           1,906,673
           CVS Bay Area, Inc.                                                                           30,000              91,635
           DyDo Drinco, Inc.                                                                            40,100           1,348,240

           Echo Trading Co., Ltd.                                                                       11,000             130,070
           Ensuiko Sugar Refining Co., Ltd.                                                             72,000             266,025
           Fancl Corp.                                                                                  51,400           2,501,771
       *   First Baking Co., Ltd.                                                                       98,000             191,868
       #   Fuji Oil Co., Ltd.                                                                          224,100           1,991,797
           Fujicco Co., Ltd.                                                                            69,000             938,083
       #   Fujiya Co., Ltd.                                                                            283,000             691,062
           Hagoromo Foods Corp.                                                                         41,000             396,783
           Harashin Co., Ltd.                                                                           42,000             571,037
       #   Hayashikane Sangyo Co., Ltd.                                                                166,000             257,302
           Heiwado Co., Ltd.                                                                           151,000           2,894,891
     # *   Hohsui Corp.                                                                                 56,000             102,318
           Hokkaido Coca-Cola Bottling Co., Ltd.                                                        80,000             508,360
       #   Hokuto Corp.                                                                                 80,600           1,235,615
           Inageya Co., Ltd.                                                                           126,000             987,141
           Itochu Shokuh Co., Ltd.                                                                      33,600           1,285,521
       #   Itoham Foods, Inc.                                                                          539,000           2,076,800
           Izumiya Co., Ltd.                                                                           212,000           1,560,456
           J-Oil Mills, Inc.                                                                           402,000           1,892,184
           K.R.S. Corp.                                                                                 25,500             374,475
       #   Kagome Co., Ltd.                                                                            224,500           2,249,832
           Kameda Seika Co., Ltd.                                                                       48,000             440,780
       *   Kanebo, Ltd.                                                                                104,200             313,096
           Kasumi Co., Ltd.                                                                            132,000             792,767
           Key Coffee, Inc.                                                                             56,400             719,252
       #   Kibun Food Chemifa Co., Ltd.                                                                 73,000           1,602,017
           Kinki Coca-Cola Bottling Co., Ltd.                                                          159,000           1,534,186
       #   Kirindo Co., Ltd.                                                                            10,300             113,049
           Kyodo Shiryo Co., Ltd.                                                                      225,000             395,206
           Kyokuyo Co., Ltd.                                                                           241,000             599,770
       #   Life Corp.                                                                                  133,400           1,937,410
           Mandom Corp.                                                                                 62,800           1,452,298
           Marudai Food Co., Ltd.                                                                      333,000             902,661
       #   Maruetsu, Inc.                                                                              313,000           1,076,288
       #   Maruha Group, Inc.                                                                          768,000           1,745,140
           Maruya Co., Ltd.                                                                             14,000              98,414
           Maxvalu Tohok Co., Ltd.                                                                      18,200             149,684
           Meito Sangyo Co., Ltd.                                                                       58,400             915,985
       #   Mercian Corp.                                                                               348,000           1,090,084
           Mikuni Coca-Cola Bottling Co., Ltd.                                                         137,000           1,313,859
           Milbon Co., Ltd.                                                                             26,700             984,649
           Ministop Co., Ltd.                                                                           69,400           1,462,423
       #   Mitsui Sugar Co., Ltd.                                                                      360,850           1,414,042
       #   Miyoshi Oil & Fat Co., Ltd.                                                                 178,000             428,608
           Morinaga & Co., Ltd.                                                                        697,000           1,854,968
           Morinaga Milk Industry Co., Ltd.                                                            713,000           2,520,688
           Morishita Jinton Co., Ltd.                                                                   32,800             126,264
           Morozoff, Ltd., Osaka                                                                        50,000             154,330
           Myojo Foods Co., Ltd.                                                                        91,000             528,686
       #   Nagatanien Co., Ltd.                                                                         96,000             715,653
           Nakamuraya Co., Ltd.                                                                        152,000             820,491
           Nichiro Corp.                                                                               419,000             971,203
           Nihon Shokuh Kako Co., Ltd.                                                                  71,000             251,214
           Niitaka Co., Ltd.                                                                             7,260              73,799
       #   Nippon Beet Sugar Manufacturing Co., Ltd.                                                   363,000             952,486
       #   Nippon Flour Mills Co., Ltd.                                                                447,000           1,803,944
           Nippon Formula Feed Manufacturing Co., Ltd.                                                 144,000             263,813
           Nippon Suisan Kaisha, Ltd.                                                                  529,000           2,044,401
           Nissin Sugar Manufacturing Co., Ltd.                                                        102,000             342,248
           Nitto Flour Milling Co., Ltd.                                                                90,000             304,924
       #   Nosan Corp.                                                                                 317,000             929,735
       #   Oenon Holdings, Inc.                                                                        159,000             530,047
           Oie Sangyo Co., Ltd.                                                                         13,200             124,178
           Okuwa Co., Ltd.                                                                             113,000           1,507,262
           Olympic Corp.                                                                                48,200             434,670
           Oriental Yeast Co., Ltd.                                                                     77,000             483,009
           Pigeon Corp.                                                                                 46,900             592,516
           Poplar Co., Ltd.                                                                             19,660             273,883
           Posful Corp.                                                                                 47,600             229,339

       *   Prima Meat Packers, Ltd.                                                                    533,000             760,235
           Q'Sai Co., Ltd.                                                                              81,600             695,443
           Riken Vitamin Co., Ltd.                                                                      58,400           1,360,066
           Rock Field Co., Ltd.                                                                         32,000             473,272
           S Foods, Inc.                                                                                77,500             718,308
           Sakata Seed Corp.                                                                           132,300           1,851,385
       #   Seijo Corp.                                                                                  27,200             661,713
           Shikoku Coca-Cola Bottling Co., Ltd.                                                         55,700             671,337
           Shoei Foods Corp.                                                                            35,000             228,287
           Showa Sangyo Co., Ltd.                                                                      438,000           1,153,378
     # *   Snow Brand Milk Products Co., Ltd.                                                          577,000           2,558,289
           Snow Brand Seed Co., Ltd.                                                                    30,000             142,554
           Sogo Medical Co., Ltd.                                                                       13,400             308,663
           Sonton Food Industry Co., Ltd.                                                               43,000             449,521
       #   Sotetsu Rosen Co., Ltd.                                                                      60,000             292,953
           Starzen Corp.                                                                               169,000             513,908
       #   Sugi Pharmacy Co., Ltd.                                                                      63,700           2,324,752
       #   T.Hasegawa Co., Ltd.                                                                        107,400           1,522,076
           The Nisshin Oillio Group, Ltd.                                                              346,000           2,216,976
           Three F Co., Ltd.                                                                            12,200             110,537
       *   Tobu Store Co., Ltd.                                                                        165,000             475,141
           Toho Co., Ltd.                                                                               58,000             411,501
           Tokyu Store Chain Corp.                                                                     175,000             770,468
           Torigoe Co., Ltd.                                                                            63,000             578,230
     # *   Toyo Sugar Refining Co., Ltd.                                                               105,000             168,069
       *   Tsuruha Holdings, Inc.                                                                       46,400           1,843,452
           U.Store Co., Ltd.                                                                            63,600             539,359
       #   Unicafe, Inc.                                                                                14,260             198,128
           Unimat Offisco Corp.                                                                         45,500             585,004
       #   Valor Co., Ltd.                                                                              65,200           2,251,378
           Wakodo Co., Ltd.                                                                             12,200             329,937
           Warabeya Nichiyo Co., Ltd.                                                                   34,760             531,639
           Yaizu Suisankagaku Industry Co., Ltd.                                                        27,500             274,932
       #   Yaoko Co., Ltd.                                                                              51,300           1,197,161
       #   Yomeishu Seizo Co., Ltd.                                                                     82,000             752,325
           Yonekyu Corp.                                                                                69,000             771,237
       #   Yukiguni Maitake Co., Ltd.                                                                   60,580             265,611
                                                                                                                 -----------------
Total Consumer Staples                                                                                                 107,982,877
                                                                                                                 -----------------
Health Care -- (3.0%)
           Aloka Co., Ltd.                                                                              63,000             461,266
           As One Corp.                                                                                 44,580             927,647
       #   Create Medic Co., Ltd.                                                                       21,000             262,729
       #   Eiken Chemical Co., Ltd.                                                                     54,000             684,349
           Fuso Pharmaceutical Industries, Ltd.                                                        234,000             760,463
           Hitachi Medical Corp.                                                                       100,000           1,151,837
           Hogy Medical Co., Ltd.                                                                       41,900           2,259,581
           Iwaki & Co., Ltd.                                                                            38,000             137,292
           Japan Medical Dynamic Marketing, Inc.                                                        38,300             381,523
       #   Jeol, Ltd.                                                                                  210,000           1,085,221
           JMS Co., Ltd.                                                                                69,000             256,941
       #   Kaken Pharmaceutical Co., Ltd.                                                              268,000           1,951,292
           Kawamoto Corp.                                                                                4,000              23,412
           Kawanishi Holdings, Ltd.                                                                      3,500              49,609
           Kawasumi Laboratories, Inc.                                                                  35,000             228,908
       #   Kissei Pharmaceutical Co., Ltd.                                                              53,000           1,009,168
           KYORIN Pharmaceutical Co., Ltd.                                                             111,000           1,294,267
           Miraca Holdings, Inc.                                                                        63,000           1,315,517
           Mochida Pharmaceutical Co., Ltd.                                                            330,000           2,794,420
       #   Nichii Gakkan Co.                                                                            90,900           2,219,722
           Nihon Kohden Corp.                                                                          119,000           1,950,263
       #   Nikken Chemicals Co., Ltd.                                                                  171,000             578,849
     # *   Nippon Chemiphar Co., Ltd.                                                                   87,000             670,459
           Nippon Shinyaku Co., Ltd.                                                                   183,000           1,428,055
           Nipro Corp.                                                                                 171,000           2,339,378
           Nissui Pharmaceutical Co., Ltd.                                                              34,000             257,864
           Paramount Bed Co., Ltd.                                                                      82,100           1,971,850
           Rion Co., Ltd.                                                                                5,000              33,355
       #   Rohto Pharmaceutical Co., Ltd.                                                              272,000           2,578,195

           Seikagaku Corp.                                                                             137,500           1,414,086
       #   SS Pharmaceutical Co., Ltd., Tokyo                                                          318,000           2,399,080
           Teikoku Hormone Manufacturing Co., Ltd.                                                      55,000             594,044
       #   Topcon Corp.                                                                                120,000           3,530,340
           Torii Pharmaceutical Co., Ltd.                                                               74,900           1,592,611
           Towa Pharmaceutical Co., Ltd.                                                                37,700             859,112
     # *   Toyama Chemicals Co., Ltd.                                                                  486,000           2,196,529
           Vital-Net, Inc.                                                                              98,800             633,572
           Wakamoto Pharmaceutical Co., Ltd.                                                            77,000             316,385
       #   Zeria Pharmaceutical Co., Ltd.                                                              116,000           1,031,201
                                                                                                                 -----------------
Total Health Care                                                                                                       45,630,392
                                                                                                                 -----------------
Energy -- (0.9%)
           AOC Holdings, Inc.                                                                           20,000             320,687
     # *   Fuji Kosan Co., Ltd.                                                                        178,000             295,989
           Itochu Enex Co., Ltd.                                                                       232,400           1,791,708
           Japan Oil Transportation Co., Ltd.                                                           64,000             206,216
           Kanto Natural Gas Development Co., Ltd.                                                     138,000             917,614
       #   Kyoei Tanker Co., Ltd.                                                                       78,000             253,468
           Mitsuuroko Co., Ltd.                                                                        172,000           1,210,963
           Modec, Inc.                                                                                  85,900           2,260,875
           Nippon Gas Co., Ltd.                                                                        115,000           1,159,790
       #   Petrolub International Co., Ltd.                                                             52,900             231,576
       #   Sala Corp.                                                                                   84,000             421,928
           San-Ai Oil Co., Ltd.                                                                        191,000             937,447
       #   Shinko Plantech Co., Ltd.                                                                   104,000             474,180
           Sinanen Co., Ltd.                                                                           181,000             984,715
           Toa Oil Co., Ltd.                                                                           238,000             513,467
     # *   Toyo Kanetsu KK                                                                             341,000             788,517
                                                                                                                 -----------------
Total Energy                                                                                                            12,769,140
                                                                                                                 -----------------
Telecommunication Services -- (0.6%)
           Hokkaido Gas Co., Ltd.                                                                      127,000             395,310
           Hokuriku Gas Co., Ltd.                                                                       64,000             190,052
           JSAT Corp.                                                                                      820           1,540,722
           Okinawa Electric Power Co., Ltd.                                                             41,310           2,151,773
           Saibu Gas Co., Ltd.                                                                         935,000           2,018,295
           Shizuokagas Co., Ltd.                                                                       178,000           1,267,947
           Tokai Corp.                                                                                 174,000             755,077
                                                                                                                 -----------------
Total Telecommunication Services                                                                                         8,319,176
                                                                                                                 -----------------
Other -- (0.0%)
       *   Akai Electric Co., Ltd.                                                                     363,000               3,030
       *   Fujii & Co., Ltd.                                                                            44,000                 367
       *   Gajoen Kanko KK                                                                              37,000                   0
       *   GKN D1 Tochigi Holdings Shares                                                                   51             141,749
       *   Kakuei (L.) Corp.                                                                           100,000                 835
       *   Kirayaka Holdings, Inc.                                                                      98,000             333,728
       *   Maruishi Holdings Co., Ltd.                                                                 214,000               1,786
       *   New Real Property KK                                                                         43,900                   0
       *   Nichiboshin, Ltd.                                                                             1,190                 993
       *   Takarabune Corp.                                                                             26,000                 217
                                                                                                                 -----------------
Total Other                                                                                                                482,705
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                  1,143,224,669
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
       *   Kanematsu Corp. Warrants 03/31/06                                                            20,125                   0
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             -----------------
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (23.7%)
       ^   Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by
              $6,953,924 U.S. STRIPS 02/15/09, valued at $56,053,359) to be repurchased
              at $5,934,666                                                                  $           5,934           5,934,015
       ^   Repurchase Agreement, Deutsche Bank Securities 3.97%, 12/01/05 (Collateralized
              by $14,399,000 U.S. Treasury Bond 9.00%, 11/15/18, valued at $20,401,357)
              to be repurchased at $20,002,206                                                          20,000          20,000,000
       ^   Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05
              (Collateralized by $565,609,575 U.S. STRIPS, rates ranging from 0%
              to 8.875%, maturities ranging from 02/15/06 to 05/15/30, valued at
              $331,500,790) to be repurchased at $325,035,840                                          325,000         325,000,000
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $4,863,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $4,765,740) to be repurchased at $4,695,506                                                4,695           4,695,000
                                                                                                                 -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                       355,629,015
TOTAL INVESTMENTS - (100.0%)
(Cost $1,327,263,759)                                                                                            $   1,498,853,684
                                                                                                                 =================

                 See accompanying Notes to Financial Statements.

                        ASIA PACIFIC SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                             -----------------   -----------------
AUSTRALIA -- (44.8%)
COMMON STOCKS -- (44.7%)
           A.I., Ltd.                                                                                  129,195   $          22,356
           A.P. Eagers, Ltd.                                                                            28,067             158,744
           AAV, Ltd.                                                                                   192,653             135,353
       #   ABB Grain, Ltd.                                                                             389,031           2,064,717
           ABC Learning Centres, Ltd.                                                                  729,584           3,903,855
       *   Acclaim Exploration NL                                                                      435,905               7,973
       *   Adacel Technologies, Ltd.                                                                   113,249              31,387
           ADCorp Australia, Ltd.                                                                      123,389              60,638
       #   Adelaide Bank, Ltd.                                                                         284,576           2,779,126
           Adelaide Brighton, Ltd.                                                                   1,513,416           2,288,398
       #   Adsteam Marine, Ltd.                                                                        723,622           1,024,544
           Adtrans Group, Ltd.                                                                          32,047              76,359
       *   Agenix, Ltd.                                                                                333,983              64,064
       *   AGT Biosciences, Ltd.                                                                       261,684             123,504
       *   Ainsworth Game Technology, Ltd.                                                             393,653             152,469
           AJ Lucas Group, Ltd.                                                                         85,235              65,170
           Alesco Corp., Ltd.                                                                          188,203           1,339,201
       *   Alkane Exploration, Ltd.                                                                    185,165              27,215
       *   Allegiance Mining NL                                                                        702,073              72,466
       *   Allied Medical, Ltd.                                                                         11,824                   0
       *   Altium, Ltd.                                                                                162,100              25,534
           Amalgamated Holdings, Ltd.                                                                  320,951           1,066,452
           Amcom Telecommunications, Ltd.                                                              596,711              77,125
       *   Amity Oil NL                                                                                372,573             125,141
       *   Amrad Corp., Ltd.                                                                           211,023              76,154
       *   Anadis, Ltd.                                                                                136,900              38,913
           Ansell, Ltd.                                                                                 19,924             158,420
       *   Antaeus Energy, Ltd.                                                                        193,687              13,309
       #   ARB Corporation, Ltd.                                                                       151,288             322,104
     # *   Arc Energy, Ltd.                                                                            566,634             707,642
           Ariadne Australia, Ltd.                                                                     286,001              81,412
           Arrow Pharmaceuticals, Ltd.                                                                 787,475           1,702,702
           Aspen Group, Ltd.                                                                             4,275               3,617
           Atlas Group Holding, Ltd.                                                                   243,901             208,186
       *   Atlas Pacific, Ltd.                                                                          82,585              13,728
           AuIron Energy, Ltd.                                                                         491,058             830,573
           Ausdrill, Ltd.                                                                              183,417             121,477
       *   Ausmelt, Ltd.                                                                                36,118              10,727
           Auspine, Ltd.                                                                               115,651             286,458
           Austal, Ltd.                                                                                521,649             885,629
     # *   Austar United Communications, Ltd.                                                        3,280,450           2,807,461
           Austereo Group, Ltd.                                                                      1,080,140           1,259,395
           Austin Group, Ltd.                                                                           70,265              40,198
       #   Australand Property Group                                                                   766,964           1,148,482
       #   Australian Agricultural Co., Ltd.                                                           667,681             863,477
       *   Australian Magnesium Corp., Ltd.                                                             16,619               3,449
           Australian Pharmaceutical Industries, Ltd.                                                  717,359           1,710,269
           Australian Pipeline Trust                                                                   752,465           2,161,220
     # *   Australian Worldwide Exploration, Ltd.                                                      929,537           1,421,944
           Auto Group, Ltd.                                                                             41,309              12,514
       #   Autron Corporation, Ltd.                                                                    989,247              76,173
           AV Jennings Homes, Ltd.                                                                     496,066             447,226
           Avatar Industries, Ltd.                                                                     195,019             182,904
       *   Avexa, Ltd.                                                                                  67,761              14,542
       *   Ballarat Goldfields NL                                                                    2,137,767             533,029
       #   Bank of Queensland, Ltd.                                                                    270,041           2,945,540
           Baxter Group, Ltd.                                                                           89,652             353,799
       #   BayCorp Advantage, Ltd.                                                                     595,343           1,465,228
           Beach Petroleum, Ltd.                                                                     1,963,084           1,270,538
           Beaconsfield Gold NL                                                                         89,078              19,899
           Bendigo Bank, Ltd.                                                                          367,307           3,249,490
     # *   Bendigo Mining NL                                                                           651,655             655,755
       *   Betcorp, Ltd.                                                                               273,622              71,018
       *   Beyond International, Ltd.                                                                   61,256              31,229
     # *   Biota Holdings, Ltd.                                                                        265,336             339,798
           Blackmores, Ltd.                                                                             37,565             407,455

       *   Blina Diamonds, Ltd.                                                                         13,703               4,963
           Bolnisi Gold NL                                                                             724,156             526,749
           Boom Logistics, Ltd.                                                                        402,222             947,459
       *   Boulder Group NL                                                                            717,587              95,003
       *   BQT Solutions, Ltd.                                                                         179,898              24,580
       *   Bradken, Ltd.                                                                               195,022             587,619
           Brazin, Ltd.                                                                                276,893             367,409
           Brickworks, Ltd.                                                                             24,266             232,705
           Bridgestone Australia, Ltd.                                                                  66,100             146,197
       *   Broadcast Services Australia, Ltd.                                                          337,438              65,013
       *   Buka Mineral, Ltd.                                                                          210,323              41,783
           Cabcharge Australia, Ltd.                                                                   296,963           1,402,532
           Campbell Brothers, Ltd.                                                                     111,270             885,335
           Candle Australia, Ltd.                                                                      113,822             211,759
       *   Cape Range Wireless, Ltd.                                                                 3,581,304              60,416
     # *   Capral Aluminium, Ltd.                                                                      460,611             445,531
       *   Carpenter Pacific Resources, Ltd.                                                           225,546              64,642
           CDS Technologies, Ltd.                                                                       61,294             116,084
           Cedar Woods Properties, Ltd.                                                                 77,414             174,668
       *   Cellestis, Ltd.                                                                             220,327             481,198
           Cellnet Telecommunications Group, Ltd.                                                       91,100              66,720
       *   Centamin Egypt, Ltd.                                                                        996,437             330,394
       #   Centennial Coal, Ltd.                                                                       738,486           2,175,134
           Central Equity, Ltd.                                                                        183,928             316,326
       *   Charters Towers Gold Mines, Ltd.                                                            727,142              61,969
       *   Chemeq, Ltd.                                                                                166,742             107,683
           Chiquita Brands South Pacific, Ltd.                                                         348,787             173,198
           Circadian Technologies, Ltd.                                                                 64,591              52,265
           Citect Corp., Ltd.                                                                          109,822             124,367
       *   City Pacific, Ltd.                                                                           75,439             219,432
       *   Climax Mining, Ltd.                                                                         870,299             135,361
     # *   Clough, Ltd.                                                                              1,236,465             356,525
       *   Clover Corp., Ltd.                                                                          269,348              31,765
       *   Cluff Resources Pacific NL                                                                  911,746               8,021
           CMI, Ltd.                                                                                    81,810              82,853
       *   CO2 Group, Ltd.                                                                             280,693              49,706
       #   Coates Hire, Ltd.                                                                           686,393           2,613,691
           Codan, Ltd.                                                                                 141,104             134,932
           Coffey International, Ltd.                                                                  172,382             453,082
           Collection House, Ltd.                                                                      224,054             232,969
       #   Colorado Group, Ltd.                                                                        245,109             865,987
           Commander Communications, Ltd.                                                              534,264             801,963
       *   Compass Resources NL                                                                         88,000              76,146
       #   Consolidated Minerals, Ltd.                                                                 607,000           1,338,539
       *   Coplex Resources NL                                                                         231,400              15,387
           Corporate Express Australia, Ltd.                                                           479,055           2,157,286
           Count Financial, Ltd.                                                                       567,306             838,556
           Coventry Group, Ltd.                                                                         91,754             406,586
       *   CPI, Ltd.                                                                                    68,585              25,388
       #   Crane Group, Ltd.                                                                           157,104           1,131,262
       *   Croesus Mining NL                                                                           798,235             178,427
       *   Cue Energy Resources, Ltd.                                                                  452,354              68,084
           Danks Holdings, Ltd.                                                                         10,425              76,352
       #   DCA Group, Ltd.                                                                             509,294           1,486,185
       #   Devine, Ltd.                                                                                309,498             155,608
       *   Dioro Exploration NL                                                                        297,142              16,456
       *   Dominion Mining, Ltd.                                                                       192,017             117,091
       *   Dragon Mining NL                                                                            709,605              77,910
     # *   E.R.G., Ltd.                                                                              1,647,173             151,256
       *   Echelon Resources, Ltd.                                                                       7,950               4,072
       *   Emporer Mines, Ltd.                                                                         324,668             107,453
           Energy Developments, Ltd.                                                                   385,015           1,126,556
       *   Energy World Corp., Ltd.                                                                    325,630               6,251
       #   Envestra, Ltd.                                                                            2,038,400           1,736,178
       *   Environmental Solutions International, Ltd.                                                  67,364               3,285
           Equigold NL                                                                                 406,475             414,523
           Evans & Tate, Ltd.                                                                          164,154              32,794
       #   Excel Coal, Ltd.                                                                            552,310           2,682,663
     # *   Falcon Minerals, Ltd.                                                                       240,897             109,926
           Fantastic Holdings, Ltd.                                                                    240,681             648,160
           FKP, Ltd.                                                                                   496,336           1,720,561
       #   Fleetwood Corp., Ltd.                                                                       121,776             692,113
       #   Flight Centre, Ltd.                                                                         263,233           1,937,141
           Forest Enterprises Australia, Ltd.                                                          570,767             227,270
     # *   Fortescue Metals Group, Ltd.                                                                591,213           2,152,535
       #   Funtastic, Ltd.                                                                             312,883             434,053
           Futuris Corp., Ltd.                                                                       1,834,464           2,663,562

           Gale Pacific, Ltd.                                                                          124,716             156,500
       #   GasNet Australia Group                                                                      399,700             780,763
           Gazal Corp., Ltd.                                                                           104,542             235,108
     # *   Genetic Technologies, Ltd.                                                                  830,383             336,953
       *   Geodynamics, Ltd.                                                                           212,778             255,783
       *   Giants Reef Mining, Ltd.                                                                     41,182              25,863
           Globe International, Ltd.                                                                   882,836             188,900
       *   Gold Aura, Ltd.                                                                              41,097               2,166
       *   Goldstream Mining NL                                                                        151,648              44,623
           Gowing Bros., Ltd.                                                                           79,311             156,340
       *   Gradipore, Ltd.                                                                             248,857             322,344
           Graincorp, Ltd. Series A                                                                     97,210             792,286
           Grand Hotel Group                                                                           473,257             321,400
           GRD, Ltd.                                                                                   494,134             951,479
       #   Great Southern Plantations, Ltd.                                                            834,289           1,944,329
           Green's Foods, Ltd.                                                                         197,278              82,364
           GUD Holdings, Ltd.                                                                          174,840             976,025
       #   Gunns, Ltd.                                                                                 921,934           1,995,132
       *   Gutnick Resources NL                                                                         17,866                 656
           GWA International, Ltd.                                                                     746,413           1,670,204
     # *   Hardman Resources, Ltd.                                                                   1,706,925           2,381,887
           Healthscope, Ltd.                                                                           517,334           2,296,002
       *   Henry Walker Eltin Group, Ltd.                                                              463,214                   0
     # *   Herald Resources, Ltd.                                                                       69,910              30,842
           HGL, Ltd.                                                                                    89,156             123,646
       #   Hills Industries, Ltd.                                                                      459,802           1,620,550
           Home Building Society, Ltd.                                                                  28,368             262,478
       *   Horizon Oil, Ltd.                                                                           752,832              60,847
       #   Housewares International, Ltd.                                                              314,587             384,865
           HPAL, Ltd.                                                                                  274,861             355,427
     # *   Hutchison Telecommunications (Australia), Ltd.                                            1,455,265             294,893
           IBA Health, Ltd.                                                                            552,155             186,869
       *   ICSGlobal, Ltd.                                                                             155,693              41,305
           iiNet, Ltd.                                                                                 293,557             414,452
       *   Imdex, Ltd.                                                                                 135,662              30,010
           Incitec Pivot, Ltd.                                                                         125,614           1,485,721
       *   Independent Practitioner Network, Ltd.                                                      457,414              26,677
       *   Indophil Resources NL                                                                       638,264             291,036
           Infomedia, Ltd.                                                                             696,356             272,122
           Institute of Drug Technology Australia, Ltd.                                                 82,205             113,587
           Integrated Group, Ltd.                                                                      145,820             194,425
           Integrated Research, Ltd.                                                                   261,513             109,747
           Integrated Tree Cropping, Ltd.                                                               95,052              66,187
       *   Intellect Holdings, Ltd.                                                                     48,363                 674
       *   Intermoco, Ltd.                                                                           1,067,459              41,092
       *   International All Sports, Ltd.                                                               58,815              16,268
           Invocare, Ltd.                                                                              240,393             706,074
       #   IOOF Holdings, Ltd.                                                                         168,916             894,055
       #   Iress Market Technology, Ltd.                                                               281,018             889,818
           IWL, Ltd.                                                                                   133,678             365,666
       *   Ixla, Ltd.                                                                                   89,921               1,528
       #   JB Hi-Fi, Ltd.                                                                              281,832             810,753
       #   Jones (David),  Ltd.                                                                      1,190,508           2,120,094
       #   Jubilee Mines NL                                                                            358,412           1,908,425
           Just Group, Ltd.                                                                            605,300           1,109,534
           K&S Corp., Ltd.                                                                             140,818             355,204
       *   Kagara Zinc, Ltd.                                                                           437,281             572,969
       *   Keycorp, Ltd.                                                                               156,412             171,974
       *   Kids Campus, Ltd.                                                                            69,303              44,932
       *   Kimberley Diamond Co. NL                                                                    274,068             273,755
       *   Kings Minerals NL                                                                           516,989              70,644
       #   Kingsgate Consolidated, Ltd.                                                                218,112             669,995
           Kresta Holdings, Ltd.                                                                       231,002              36,794
       *   Lakes Oil NL                                                                              2,260,738              33,350
           Lemarne Corp., Ltd.                                                                          20,790              37,522
       *   Leyshon Resources, Ltd.                                                                     103,357              19,862
           Lighting Corp., Ltd.                                                                        180,200              83,837
       *   Longreach Group, Ltd.                                                                       276,023              20,317
       *   Lynas Corp., Ltd.                                                                           433,768              48,019
       #   MacArthur Coal, Ltd.                                                                        482,490           1,898,769
           MacMahon Holdings, Ltd.                                                                     938,199             408,388
       *   Macmin Silver, Ltd.                                                                         343,722              49,094
       *   Macquarie Telecom Group, Ltd.                                                                35,019              28,461
           Magellan Petroleum Australia, Ltd.                                                           32,760              33,597
       *   Magnesium International, Ltd.                                                                32,803              33,889
       *   Maryborough Sugar Factory, Ltd.                                                                 600               3,730
       *   Matrix Oil NL                                                                               557,000              18,108

           MaxiTRANS Industries, Ltd.                                                                  482,299             285,206
       #   McGuigan Simeon Wines, Ltd.                                                                 308,409             728,591
           McPherson's, Ltd.                                                                           146,587             265,341
       *   Medica Holdings, Ltd.                                                                        31,587              20,507
           Melbourne IT, Ltd.                                                                           85,583              84,252
       *   Metabolic Pharmaceuticals, Ltd.                                                             700,000             250,266
     # *   Metal Storm, Ltd.                                                                         1,482,706             236,128
       #   MFS, Ltd.                                                                                   276,486             558,974
     # *   Miller's Retail, Ltd.                                                                       566,259             492,562
           Minara Resources, Ltd.                                                                    1,229,086           1,649,862
           Mincor Resources NL                                                                         492,383             250,241
           Monadelphous Group, Ltd.                                                                    206,244             634,395
       *   Mosaic Oil NL                                                                               756,146              99,813
       *   Multiemedia, Ltd.                                                                         4,822,552              42,982
       *   MXL, Ltd.                                                                                   932,804              60,733
           MYOB, Ltd.                                                                                  917,057             773,102
           Namoi Cotton Cooperative, Ltd.                                                              168,872              86,138
           National Can Industries, Ltd.                                                                97,017             103,938
       #   New Hope Corp., Ltd.                                                                      1,418,459           1,337,850
       *   Norwood Abbey, Ltd.                                                                         326,063             110,579
       *   Novera Energy, Ltd.                                                                          62,826              67,197
     # *   Novogen, Ltd.                                                                               246,646           1,006,605
       #   Nufarm, Ltd.                                                                                287,774           2,423,310
     # *   Nylex, Ltd.                                                                               2,499,758             322,595
           Oakton, Ltd.                                                                                248,733             437,225
           Oamps, Ltd.                                                                                 370,861             881,681
       *   Occupational & Medical Innovations, Ltd.                                                     31,208              26,317
     # *   Oceana Gold, Ltd.                                                                           944,000             481,064
       *   Orbital Engine Corp., Ltd.                                                                  537,358              39,586
           OrotonGroup, Ltd.                                                                            76,854             111,373
     # *   Oxiana, Ltd.                                                                              3,013,469           3,073,919
           Pacific Brands, Ltd.                                                                      1,312,211           2,770,956
           Pacific Group, Ltd.                                                                         320,974             463,224
     # *   Paladin Resources, Ltd.                                                                   1,233,382           1,906,368
       *   Palm Springs, Ltd.                                                                          278,505               9,064
       *   Pan Australian Resouces, Ltd.                                                               550,000              88,474
       *   Pan Pacific Petroleum NL                                                                    327,800              27,682
       *   Panbio, Ltd.                                                                                 58,078              11,675
           Paperlinx, Ltd.                                                                           1,465,430           3,690,921
       *   Payce Consolidated, Ltd.                                                                     29,670              73,438
           Penfold Buscombe, Ltd.                                                                       85,065             111,297
       *   People Telecom, Ltd.                                                                        535,431              43,499
           Peptech, Ltd.                                                                               379,247             357,653
       *   Perilya, Ltd.                                                                               386,030             271,447
       *   Perseverance Corp., Ltd.                                                                  1,265,363             315,472
       *   Petra Diamonds, Ltd.                                                                         65,193              71,131
     # *   Petsec Energy, Ltd.                                                                         253,743             313,453
       *   Plantcorp NL                                                                                  4,329                   0
           Plaspak Group, Ltd.                                                                          99,965              59,041
       *   PMP, Ltd.                                                                                   761,276             806,922
       *   Polartechnics, Ltd.                                                                          57,873               5,976
           Port Bouvard, Ltd.                                                                          108,200             179,825
       *   Port Douglas Reef Resorts, Ltd.                                                             251,655               1,859
       *   PowerTel, Ltd. Series B                                                                     175,372             157,999
       *   Prana Biotechnology, Ltd.                                                                   195,424              29,626
       *   Precious Metals Australia, Ltd.                                                              12,727              13,833
       *   Preston Resources NL                                                                         64,000                 518
           Primary Health Care, Ltd.                                                                   327,067           2,676,640
           Prime Television, Ltd.                                                                      294,381             784,629
       *   Primelife Corp., Ltd.                                                                       215,916             194,348
       *   Progen Industries, Ltd.                                                                      83,761             170,162
           Programmed Maintenance Service, Ltd.                                                        167,811             427,329
     # *   Psivida, Ltd.                                                                               467,864             222,020
           Queensland Cotton Holdings, Ltd.                                                             64,879             177,034
           Ramsay Health Care, Ltd.                                                                    425,740           3,089,485
           Raptis Group, Ltd.                                                                           12,000               7,980
           Rebel Sport, Ltd.                                                                           173,512             343,278
           Redfire Resources NL                                                                      1,217,979             178,382
     # *   Redflex Holdings, Ltd.                                                                      230,706             560,600
           Reece Australia, Ltd.                                                                       251,463           2,702,427
       *   Reinsurance Australia Corp., Ltd.                                                           399,993             104,668
       #   Repco Corp., Ltd.                                                                           513,959             919,683
           Repcol, Ltd.                                                                                308,668             134,449
       *   Resolute Mining, Ltd.                                                                       566,917             514,802
       *   Resonance Health, Ltd.                                                                       29,264               2,153
           Ridley Corp., Ltd.                                                                          686,410             726,581
           Roberts, Ltd.                                                                               105,344             179,113

     # *   Roc Oil Co., Ltd.                                                                           438,259             826,874
           Rock Building Society, Ltd.                                                                  25,092              85,280
           Ross Human Directions, Ltd.                                                                 128,454              49,772
           Rural Press, Ltd.                                                                           200,473           1,656,995
           S8, Ltd.                                                                                    184,768             409,601
           SAI Global, Ltd.                                                                            309,247             615,414
       *   Sally Malay Mining, Ltd.                                                                    402,323             199,746
           Salmat, Ltd.                                                                                302,282             764,259
           Schaffer Corp., Ltd.                                                                         33,766             123,158
           SDI, Ltd.                                                                                   237,810             149,528
       *   Sedimentary Holdings, Ltd.                                                                  577,321              98,068
           Select Harvests, Ltd.                                                                       108,707           1,182,765
           Senetas Corp., Ltd.                                                                       1,147,163             544,435
           Servcorp, Ltd.                                                                              187,972             521,733
           Seven Network, Ltd.                                                                         354,582           2,137,885
           SFE Corp., Ltd.                                                                             334,655           3,287,848
       #   Sigma Co., Ltd.                                                                             375,345           3,778,026
       *   Silex System, Ltd.                                                                          287,621             445,294
           Sims Group, Ltd.                                                                            150,718           1,893,092
       *   Sino Gold, Ltd.                                                                             332,368             687,912
       *   Sirtex Medical, Ltd.                                                                         96,109             142,503
           Skilled Engineering, Ltd.                                                                   214,074             499,812
           Smorgon Steel Group, Ltd.                                                                 2,267,594           2,445,189
           SMS Management & Technology, Ltd.                                                           132,991             215,448
       #   Southern Cross Broadcasting (Australia), Ltd.                                               152,380           1,477,652
       *   Southern Pacific Petroleum NL                                                               698,740                   0
           SP Telecommunications, Ltd.                                                                 890,947             808,612
       #   Spotless Group, Ltd.                                                                        541,495           1,924,987
       *   St. Barbara Mines, Ltd.                                                                   1,085,500             241,103
           Star Games, Ltd.                                                                            219,830             248,431
       *   Starpharma Holdings, Ltd.                                                                   258,219             104,415
           Straits Resources, Ltd.                                                                     414,410             747,891
       *   Strategic Minerals Corp. NL                                                                 358,100              50,254
       *   Strathfield Group, Ltd.                                                                     492,553              15,200
       *   Striker Resources NL                                                                        435,484              10,290
       #   STW Communications Group, Ltd.                                                              469,342           1,047,551
       #   Sunland Group, Ltd.                                                                         644,738             706,525
       *   Super Cheap Auto Group, Ltd.                                                                 18,832              39,670
           Sydney Aquarium, Ltd.                                                                        49,135             213,127
     # *   Sydney Gas, Ltd.                                                                            661,636             232,204
           Symex Holdings, Ltd.                                                                        203,321             203,136
       *   Taipan Resources NL                                                                       2,475,883             109,635
       *   Tandou, Ltd.                                                                                  3,410               3,746
       *   Tap Oil, Ltd.                                                                               407,790             812,344
           Technology One, Ltd.                                                                        705,539             296,906
       *   Tectonic Resources NL                                                                       259,183              32,507
       *   Television & Media Services, Ltd.                                                         2,000,584              60,662
       #   Ten Network Holdings, Ltd.                                                                1,081,877           2,757,564
           Thakral Holdings Group                                                                    1,569,889             941,900
       #   Timbercorp, Ltd.                                                                            638,246           1,345,300
       *   Titan Resources, Ltd.                                                                       595,172              28,187
       *   Tooth & Co., Ltd.                                                                           153,000               6,217
           Transfield Services, Ltd.                                                                   444,810           2,589,383
       *   Triako Resources, Ltd.                                                                       31,217              23,127
           Troy Resources NL                                                                            96,896             222,277
           Trust Company of Australia, Ltd.                                                             75,179             555,878
       *   Union Resources, Ltd.                                                                     1,000,000              62,327
           United Group, Ltd.                                                                          326,858           2,729,995
       *   Unitract, Ltd.                                                                              147,406              51,147
       *   Universal Resources, Ltd.                                                                   109,414               8,043
       *   Unwired Group, Ltd.                                                                         515,389             179,857
           UXC, Ltd.                                                                                   297,944             200,067
           VeCommerce, Ltd.                                                                             13,680              17,268
       *   Ventracor, Ltd.                                                                             502,158             420,804
       *   Victoria Petroleum NL                                                                     2,180,492              48,143
           Villa World, Ltd.                                                                           229,021             238,999
       *   Village Life, Ltd.                                                                          203,651              47,286
           Village Roadshow, Ltd.                                                                      591,536           1,252,836
       *   Virotec International NL                                                                    507,775             314,343
           Vision Systems, Ltd.                                                                        433,578             572,462
       *   Voicenet (Australia), Ltd.                                                                  495,284               8,043
           Volante Group, Ltd.                                                                         273,599             164,434
           Waterco, Ltd.                                                                                33,300              86,241
           Watpac, Ltd.                                                                                149,608             180,606
       #   Wattyl, Ltd.                                                                                230,962             433,728
           Webster, Ltd.                                                                               122,278              67,627
       *   Wedgetail Exploration NL                                                                  1,413,422              48,983

       *   Western Areas NL                                                                            299,836             443,432
           WHK Group, Ltd.                                                                             197,909             739,002
           Wide Bay Capricorn Building Society, Ltd.                                                    47,718             320,914
           Yates, Ltd.                                                                                  60,281               2,340
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                    214,092,154
                                                                                                                 -----------------
PREFERRED STOCKS -- (0.1%)
           Village Roadshow, Ltd. Class A                                                              290,423             492,556
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Campbel Brothers, Ltd. Rights 12/20/05                                                       22,254              23,430
       *   Equigold NL Options 05/31/07                                                                 87,868              15,257
       *   Erg, Ltd. Rights 11/29/05                                                                   658,869               1,460
       *   Pan Pacific Petroleum NL Rights 12/13/05                                                    163,900               2,906
       *   Polartechnics, Ltd. Options 11/28/06                                                          7,234                   0
                                                                                                                 -----------------
TOTAL RIGHTS/WARRANTS                                                                                                       43,053
                                                                                                                 -----------------
TOTAL -- AUSTRALIA                                                                                                     214,627,763
                                                                                                                 -----------------
HONG KONG -- (20.4%)
COMMON STOCKS -- (20.4%)
       *   139 Holdings, Ltd.                                                                          620,000               6,531
           ABC Communications (Holdings), Ltd.                                                         930,000              79,031
           Aeon Credit Service (Asia) Co., Ltd.                                                        740,000             582,555
           ALCO Holdings, Ltd.                                                                         740,000             295,326
           Allan International Holdings, Ltd.                                                          592,000              71,654
           Allied Group, Ltd.                                                                          559,200             781,981
           Allied Properties, Ltd.                                                                     802,600             479,078
       *   Anex International Holdings, Ltd.                                                           152,000               1,921
       *   Applied International Holdings, Ltd.                                                      1,243,000              56,080
       *   APT Satellite Holdings, Ltd.                                                                599,000             105,573
       *   Artel Solutions Group Holdings, Ltd.                                                      2,315,000              35,671
           Arts Optical International Holdings, Ltd.                                                   468,000             125,049
       *   Asia Aluminum Holdings, Ltd.                                                              7,172,000             664,340
       *   Asia Commercial Holdings, Ltd.                                                               72,800               4,682
           Asia Financial Holdings, Ltd.                                                             1,976,908             501,150
       *   Asia Logistics Technologies, Ltd.                                                            22,140               4,563
           Asia Satellite Telecommunications Holdings, Ltd.                                            432,500             723,789
           Asia Standard International Group, Ltd.                                                   6,780,000             235,322
       *   Asia Tele-Net & Technology Corp., Ltd.                                                      521,000              15,718
           Associated International Hotels, Ltd.                                                       898,000             780,574
           Automated Systems Holdings, Ltd.                                                            340,000              83,171
       *   B.A.L. Holdings, Ltd.                                                                           406                  11
           Baltrans Holdings, Ltd.                                                                     376,000             174,064
       *   Beijing Development (Hong Kong), Ltd.                                                       166,000              16,269
       *   Bestway International Holdings, Ltd.                                                      6,124,000             143,207
           Bossini International Holdings, Ltd.                                                      2,493,500             298,571
           Bright International Group, Ltd.                                                            710,000              45,670
       #   Cafe de Coral Holdings, Ltd.                                                              1,016,000           1,178,010
       *   Capital Prosper, Ltd.                                                                       480,000               6,421
           Capital Strategic Investment, Ltd.                                                           30,500               4,549
       *   Carico Holdings, Ltd.                                                                         2,948                  53
           Cash Financial Services Group, Ltd.                                                          27,018               1,081
       *   Casil Telecommunications Holdings, Ltd.                                                   1,420,000              60,406
       *   Catic International Holdings, Ltd.                                                        5,332,000              53,395
           CCT Telecom Holdings, Ltd.                                                                  472,970              60,187
           CEC International Holdings, Ltd.                                                            220,279               3,947
       *   Celestial Asia Securities Holdings, Ltd.                                                    426,036              12,338
       *   Central China Enterprises, Ltd.                                                             210,400              19,535
       #   Champion Technology Holdings, Ltd.                                                        2,029,390             300,348
           Chaoda Modern Agriculture (Holdings), Ltd.                                                3,870,000           1,505,784
           Chen Hsong Holdings, Ltd.                                                                 1,210,000             684,796
           Cheuk Nang (Holdings), Ltd.                                                                 113,344              58,423
       *   Cheung Tai Hong Holdings, Ltd.                                                              100,920               5,129
           Chevalier International Holdings, Ltd.                                                      441,482             443,274
           Chevalier Itech Holdings, Ltd.                                                              355,250              68,924
       *   China Aerospace International Holdings, Ltd.                                              3,384,000             139,341
       *   China Bio-medical Group, Ltd.                                                               415,000               8,027
       *   China Digicontent Co., Ltd.                                                               2,710,000               3,495
       *   China Electronics Corp. Holdings Co., Ltd.                                                  668,250             115,892
           China Everbright International, Ltd.                                                      3,945,000             200,623
       *   China Everbright Technology, Ltd.                                                         3,244,000             104,185
       *   China Gas Holdings, Ltd.                                                                  3,970,000             668,454
           China Hong Kong Photo Products Holdings, Ltd.                                             1,909,000             211,930

       *   China Insurance International Holdings Co., Ltd.                                          2,196,000             889,527
       *   China Investments Holdings, Ltd.                                                            210,000               4,550
       *   China Merchants Dichain (Asia), Ltd.                                                      7,160,000              42,473
       *   China Motion Telecom International, Ltd.                                                    257,000               5,439
           China Motor Bus Co., Ltd.                                                                    74,000             596,417
       *   China Nan Feng Group, Ltd.                                                                   28,800                 250
       #   China National Aviation Co., Ltd.                                                         4,896,000             901,731
           China Online (Bermuda), Ltd.                                                                296,240              48,176
       *   China Pharmaceutical Enterprise and Investment Corp., Ltd.                                2,356,000             397,357
           China Rare Earth Holdings, Ltd.                                                           1,180,000             116,900
           China Resources Land, Ltd.                                                                2,658,000           1,007,398
           China Resources Logic, Ltd.                                                               3,796,000             370,888
       *   China Rich Holdings, Ltd.                                                                   676,000              10,408
       *   China Sci-Tech Holdings, Ltd.                                                               278,600               4,669
       *   China Star Entertainment, Ltd.                                                              440,292              12,979
       *   China Strategic Holdings, Ltd.                                                            1,368,500             151,594
           Chinney Investments, Ltd.                                                                 1,144,000             101,426
           Chitaly Holdings, Ltd.                                                                      274,000             111,090
       #   Chow Sang Sang Holdings International, Ltd.                                                 865,680             347,901
           Chuangs China Investments, Ltd.                                                           1,347,000              73,630
           Chuang's Consortium International, Ltd.                                                   1,858,884             147,853
           Chun Wo Holdings, Ltd.                                                                    1,671,917             154,502
           Chung Tai Printing Holdings, Ltd.                                                           548,000              81,704
       *   CITIC 21CN Co., Ltd.                                                                      6,230,000             968,879
       *   CITIC Resources Holdings, Ltd.                                                            7,624,000           1,050,468
           City e Solutions, Ltd.                                                                      186,000              19,738
       *   City Telecom (H.K.), Ltd.                                                                 1,070,000              92,441
     # *   Clear Media, Ltd.                                                                           635,000             574,546
       *   Climax International Co., Ltd.                                                              296,000                 914
           CNPC (Hong Kong), Ltd.                                                                    6,430,000           1,339,507
       *   CNT Group, Ltd.                                                                           3,078,000              48,629
       *   Coastal Greenland, Ltd.                                                                   2,440,000              85,784
           COFCO International, Ltd.                                                                 3,080,000           1,230,753
       *   Compass Pacific Holdings, Ltd.                                                              624,000               9,656
       *   Computer & Technologies Holdings, Ltd.                                                      432,000              44,524
           Continental Holdings, Ltd.                                                                   98,825              10,114
           Continental Mariner Investment Co., Ltd.                                                  1,328,000             211,781
           COSCO International Holdings, Ltd.                                                        2,573,600             340,716
           Coslight Technology International Group, Ltd.                                               626,000             116,179
           Cosmos Machinery Enterprises, Ltd.                                                        1,126,400              50,133
       *   Crocodile Garments, Ltd.                                                                  1,539,000              91,327
           Cross Harbour Tunnel Co., Ltd.                                                              458,520             350,995
       *   Culturecom Holdings, Ltd.                                                                 3,767,000              77,001
       *   Dah Hwa International Holdings, Ltd.                                                      2,354,000              78,249
       *   Dan Form Holdings Co., Ltd.                                                               2,386,600             118,076
       *   Daqing Petroleum & Chemical Group, Ltd.                                                   1,375,000              67,254
           Dickson Concepts International, Ltd.                                                        548,130             740,451
           Digital China Holdings, Ltd.                                                              1,416,000             405,937
       *   DVN Holdings, Ltd.                                                                          744,490             129,686
       *   Dynamic Global Holdings, Ltd.                                                             3,522,000              19,076
           Dynamic Holdings, Ltd.                                                                      244,000              45,175
       *   Eagle Nice (International) Holdings, Ltd.                                                    70,000              26,150
           Easyknit International Holdings, Ltd.                                                       282,860               6,758
       *   Eforce Holdings, Ltd.                                                                     2,620,000               5,728
           Egana Jewelry & Pearls, Ltd.                                                                331,789              46,453
       #   Eganagoldfeil Holdings, Ltd.                                                              2,017,235             464,049
       *   Emperor Entertainment Hotel, Ltd.                                                         1,320,000             386,030
           Emperor International Holdings, Ltd.                                                      1,780,360             429,761
       *   e-New Media Co., Ltd.                                                                       320,000              14,860
     # *   eSun Holdings, Ltd.                                                                         803,600             200,719
       *   Extrawell Pharmaceutical Holdings, Ltd.                                                   3,220,000              80,183
       *   Ezcom Holdings, Ltd.                                                                         72,576                 449
           Fairwood Holdings, Ltd.                                                                      42,600              26,070
       #   Far East Consortium International, Ltd.                                                   2,907,239           1,034,670
       *   Far East Hotels & Entertainment, Ltd.                                                     1,853,000              91,460
       *   Far East Pharmaceutical Technology Co., Ltd.                                              3,216,000              28,201
           First Natural Foods Holdings, Ltd.                                                          295,000              17,839
           First Sign International Holdings, Ltd.                                                   1,424,000              43,952
       #   Fong's Industries Co., Ltd.                                                                 664,000             470,121
       *   Forefront International Holdings, Ltd.                                                      658,000              48,366
       *   Fortuna International Holdings, Ltd.                                                      9,344,000              12,049
       *   Foundation Group, Ltd.                                                                       83,800                 321
       *   Founder Holdings, Ltd.                                                                    1,854,000              78,780
           Fountain Set Holdings, Ltd.                                                               1,394,000             600,955
           Four Seas Frozen Food Holdings, Ltd.                                                        347,184              42,555
           Four Seas Mercantile Holdings, Ltd.                                                         592,000             213,757
       *   Fujian Holdings, Ltd.                                                                       237,800               5,152

           Fujikon Industrial Holdings, Ltd.                                                           532,000              90,449
       *   Fushan Holdings, Ltd.                                                                     2,566,000             301,570
           Galaxy Entertainment Group, Ltd.                                                            392,636             198,094
       *   GeoMaxima Energy Holdings, Ltd.                                                           5,810,000              35,487
           Giordano International, Ltd.                                                              2,992,000           1,686,601
           Global China Group Holdings, Ltd.                                                         3,022,000             143,091
           Global Green Tech Group, Ltd.                                                             1,336,000             122,102
       *   Global Tech (Holdings), Ltd.                                                              5,612,000              36,185
           Glorious Sun Enterprises, Ltd.                                                            1,650,000             657,952
           Gold Peak Industries (Holdings), Ltd.                                                     1,059,250             186,706
       *   Goldbond Group Holdings, Ltd.                                                             2,609,500              39,799
           Golden Meditech Company, Ltd.                                                             1,500,119             286,965
           Golden Resources Development International, Ltd.                                          1,456,500              60,043
       *   Gold-Face Holdings, Ltd.                                                                  2,003,600                   0
           Goldlion Holdings, Ltd.                                                                   1,438,000             194,853
       *   Golik Holdings, Ltd.                                                                        930,500              30,590
       *   Good Fellow Group, Ltd.                                                                   3,488,000              68,819
           Grande Holdings, Ltd.                                                                       502,000             398,927
       *   Great Wall Cybertech, Ltd.                                                               15,795,170              20,369
           Group Sense (International), Ltd.                                                         2,062,000             156,320
           Guangdong Brewery Holdings, Ltd.                                                          2,518,000             906,750
       *   Guangnan Holdings, Ltd.                                                                  14,216,000             236,174
           Guangzhou Investment Co., Ltd.                                                           11,834,000           1,429,967
       *   Guo Xin Group, Ltd.                                                                       3,640,000              14,450
           Guorun Holdings, Ltd.                                                                     3,570,000             179,404
           GZI Transport, Ltd.                                                                       1,820,000             632,078
           Hang Fung Gold Technology, Ltd.                                                           1,040,482             125,740
           Hang Ten Group Holdings, Ltd.                                                               705,850              81,728
           Hanny Holdings, Ltd.                                                                        189,984              97,343
       *   Hansom Eastern (Holdings), Ltd.                                                             173,661              15,990
           Harbour Centre Development, Ltd.                                                            517,000             787,716
           Harbour Ring International Holdings, Ltd.                                                11,000,000           1,034,141
       *   Hen Fung Holdings, Ltd.                                                                   1,914,000              26,754
           Heng Tai Consumables Group, Ltd.                                                            615,000              96,516
           Hengan International Group Co., Ltd.                                                      1,800,000           1,888,835
           High Fashion International, Ltd.                                                            268,000              56,750
       #   HKR International, Ltd.                                                                   2,111,260           1,014,737
           Hon Kwok Land Investment Co., Ltd                                                           572,535             138,115
           Hong Kong Catering Management, Ltd.                                                         512,000              85,874
       *   Hong Kong Construction Holdings, Ltd.                                                     1,080,000              87,659
           Hong Kong Ferry (Holdings) Co., Ltd.                                                        671,300             785,019
       *   Hong Kong Parkview Group, Ltd.                                                            1,130,000              53,916
       *   Hong Kong Pharmaceuticals Holdings, Ltd.                                                  1,834,000              45,882
           Hongkong Chinese, Ltd.                                                                    2,126,000             248,742
       *   Hop Hing Holdings, Ltd.                                                                     660,265              19,328
           Hopson Development Holdings, Ltd.                                                           920,000           1,210,165
           Hsin Chong Construction Group, Ltd.                                                       1,569,658              93,712
           Hua Han Bio-Pharmaceutical Holdings, Ltd.                                                   888,000              88,143
       *   Huabao International Holdings, Ltd.                                                          19,300               2,809
           Huafeng Textile International Group, Ltd.                                                   248,000              12,114
       *   Hualing Holdings, Ltd.                                                                    3,360,000              45,375
           Hung Hing Printing Group, Ltd.                                                              935,748             494,799
       *   Hycomm Wireless, Ltd.                                                                     4,709,000              41,821
           I-Cable Communications, Ltd.                                                              3,312,000             823,163
       *   I-China Holdings, Ltd.                                                                      375,756               7,266
       #   IDT International, Ltd.                                                                   4,028,486             285,777
       *   Imagi International Holdings, Ltd.                                                          137,400              26,522
       *   Innomaxx Biotechnology Group, Ltd.                                                        3,050,000              58,475
       *   Interchina Holdings Co., Ltd.                                                             8,130,000              28,181
           International Bank of Asia, Ltd.                                                          1,636,000             557,875
       *   Inworld Group, Ltd.                                                                           3,054                   4
           ITC Corp., Ltd.                                                                             479,460              30,518
           JCG Holdings, Ltd.                                                                        1,380,000           1,395,192
           Jinhui Holdings Co., Ltd.                                                                   576,000             128,075
           Joyce Boutique Holdings, Ltd.                                                             1,530,000              97,146
       *   Junefield Department Store Group, Ltd.                                                      256,000               2,971
       #   K Wah International Holdings, Ltd.                                                        4,438,364             942,831
       *   Kader Holdings Co., Ltd.                                                                    545,600              17,972
       *   Kanstar Environmental Paper Products Holdings, Ltd.                                       1,220,000              50,319
           Karrie International Holdings, Ltd.                                                         488,000             191,610
           Keck Seng Investments (Hong Kong), Ltd.                                                     858,600             240,992
           Kee-Shing Holdings Co., Ltd.                                                                886,000             105,921
           Kin Yat Holdings, Ltd.                                                                      586,000              51,209
           King Fook Holdings, Ltd.                                                                  1,000,000              48,640
       *   King Pacific International Holdings, Ltd.                                                 1,404,200              22,092
           Kingdee International Software Group Co., Ltd.                                              638,000             150,259
           Kingmaker Footwear Holdings, Ltd.                                                         1,100,955             188,747

       *   Kong Sun Holdings, Ltd.                                                                   2,198,000               7,086
       #   Kowloon Development Co., Ltd.                                                             1,054,000           1,146,120
       *   KPI Co., Ltd.                                                                               396,000               6,686
           KTP Holdings, Ltd.                                                                          560,400              33,399
           Kwoon Chung Bus Holdings, Ltd.                                                              556,000              82,992
       *   Lai Sun Development Co., Ltd.                                                            17,132,000             294,233
       *   Lai Sun Garment (International), Ltd.                                                     2,325,000             134,081
           Lam Soon (Hong Kong), Ltd.                                                                  302,310             107,760
           Le Saunda Holdings, Ltd.                                                                    236,000              28,337
       *   Leadership Publishing Group, Ltd.                                                           250,511                 485
       *   Leading Spirit High-Tech Holdings Co., Ltd.                                               2,310,000               2,979
           Lee & Man Holdings, Ltd.                                                                    566,000              74,350
           Lerado Group (Holding) Co., Ltd.                                                          1,048,000              55,349
       *   LifeTec Group, Ltd.                                                                       1,383,000              14,586
           Lippo, Ltd.                                                                               1,074,760             230,301
           Liu Chong Hing Bank, Ltd.                                                                   772,000           1,193,442
           Liu Chong Hing Investment, Ltd.                                                             635,200             605,014
           Luk Fook Holdings (International), Ltd.                                                     690,000             131,325
           Luks Industrial Group, Ltd.                                                                 645,555              91,226
           Lung Kee (Bermuda) Holdings, Ltd.                                                         1,071,875             808,637
       *   MACRO-LINK International Holdings, Ltd.                                                   1,036,250              22,031
       *   Mae Holdings, Ltd.                                                                          111,000               1,003
           Magnificent Estates, Ltd.                                                                 8,368,000             132,091
       *   Magnum International Holdings, Ltd.                                                         300,000               2,631
           Mainland Headwear Holdings, Ltd.                                                            410,000             135,771
       *   Mansion House Group, Ltd.                                                                 1,820,000              16,806
           Matrix Holdings, Ltd.                                                                       402,000             112,609
           Matsunichi Communications Holdings, Ltd.                                                    806,000             158,772
       *   Mei Ah Entertainment Group, Ltd.                                                          1,142,000              40,569
           Melbourne Enterprises, Ltd.                                                                  45,500             184,314
           Midas International Holdings, Ltd.                                                          774,000              47,922
           Midland Realty (Holding), Ltd.                                                            1,352,000             618,590
       *   Min Xin Holdings, Ltd.                                                                      753,200             145,389
           Miramar Hotel & Investment Co., Ltd.                                                        607,000             868,813
       *   Morning Star Resources, Ltd.                                                              1,845,000              12,809
       *   Moulin International Holdings, Ltd.                                                         699,274             455,386
           Multi-Asia International Holdings, Ltd.                                                     460,920              41,552
           Nanyang Holdings, Ltd.                                                                      137,500             170,183
           National Electronics Holdings, Ltd.                                                       2,156,000              61,531
           Natural Beauty Bio-Technology, Ltd.                                                       1,610,000             122,184
           New Island Printing Holdings, Ltd.                                                          176,000              12,029
       *   New World Cyberbase, Ltd.                                                                    72,628               1,458
       *   New World TMT, Ltd.                                                                       1,380,600             127,957
           Newocean Green Energy Holdings, Ltd.                                                        393,120              28,759
       *   Next Media, Ltd.                                                                          2,912,000           1,189,352
       #   Ngai Lik Industrial Holdings, Ltd.                                                        1,556,000             202,142
       *   Nippon Asia Investments Holdings, Ltd.                                                    1,573,200              12,172
     # *   Onfem Holdings, Ltd.                                                                      1,266,000              68,317
           Orient Power Holdings, Ltd.                                                                 804,000              22,364
       *   Oriental Metals, Ltd.                                                                     1,375,780             354,210
           Oriental Press Group, Ltd.                                                                4,318,000             784,185
           Oriental Watch Holdings, Ltd.                                                               398,000              75,762
           Pacific Andes International Holdings, Ltd.                                                1,172,000             211,226
           Pacific Century Insurance Holdings, Ltd.                                                  1,272,000             441,555
           Pacific Century Premium Developments, Ltd.                                                4,415,000           1,275,181
       *   Pacific Plywood Holdings, Ltd.                                                            4,430,000              13,081
       #   Paul Y. ITC Construction Holdings, Ltd.                                                   2,332,333             420,336
           Peace Mark Holdings, Ltd.                                                                 1,568,022             432,784
       *   Pegasus International Holdings, Ltd.                                                        226,000              29,101
           Perfectech International Holdings, Ltd.                                                     571,450              41,938
           Pico Far East Holdings, Ltd.                                                              1,190,000             291,829
           Playmates Holdings, Ltd.                                                                  2,619,000             353,166
           Pokfulam Development Co., Ltd.                                                              234,000              94,052
       *   Pokphand (C.P.) Co., Ltd.                                                                 3,300,000             169,349
       *   Poly Investments Holdings, Ltd.                                                           2,670,000              46,248
       #   Prime Success International Group, Ltd.                                                   3,032,000           1,326,109
           Proview International Holdings, Ltd.                                                        944,000              75,101
     # *   QPL International Holdings, Ltd.                                                          1,191,000              93,334
           Quality Healthcare Asia, Ltd.                                                               133,800              38,808
           Raymond Industrial, Ltd.                                                                    605,400             189,070
           Regal Hotels International Holdings, Ltd.                                                14,410,000             976,811
       *   Rexcapital International Holdings, Ltd.                                                   1,272,905              24,354
       *   Riche Multi-Media Holdings, Ltd.                                                          7,060,000             190,658
       *   Rivera Holdings, Ltd.                                                                     3,620,000              94,070
       *   Riverhill Holdings, Ltd.                                                                      4,072                  57
           Road King Infrastructure, Ltd.                                                            1,053,000             779,908
           Roadshow Holdings, Ltd.                                                                   1,456,000             133,084

           S.A.S.Dragon Holdings, Ltd.                                                               1,696,000             166,845
       #   Sa Sa International Holdings, Ltd.                                                        2,364,000             851,103
           Safety Godown Co., Ltd.                                                                     408,000             149,245
           Saint Honore Holdings, Ltd.                                                                 128,000              32,507
           San Miguel Brewery Hong Kong, Ltd.                                                          612,800             127,190
           SCMP Group, Ltd.                                                                          2,902,000           1,022,242
           Sea Holdings, Ltd.                                                                          832,000             308,967
       *   Seapower Resources International, Ltd.                                                    6,651,680             123,453
           SEEC Media Group, Ltd.                                                                    2,550,000             116,407
       *   Shanghai Allied Cement, Ltd.                                                              1,152,080              30,653
       *   Shanghai Century Holdings, Ltd.                                                           7,142,000             136,575
       *   Shanghai Ming Yuan Holdings, Ltd.                                                         4,100,000             316,811
       #   Shanghai Real Estates, Ltd.                                                               2,234,000             322,622
           Shaw Brothers Hong Kong, Ltd.                                                               134,000             163,794
           Shell Electric Manufacturing (Holdings) Co., Ltd.                                           782,172             158,032
           Shenyin Wanguo (Hong Kong), Ltd.                                                            847,500              65,421
           Shenzhen International Holdings, Ltd.                                                    18,225,000             557,547
           Shougang Concord Century Holdings, Ltd.                                                   1,676,000              94,849
       *   Shougang Concord Grand (Group), Ltd.                                                      1,701,000             106,007
       *   Shougang Concord International Enterprises Co., Ltd.                                      7,288,000             464,060
       *   Shougang Concord Technology Holdings, Ltd.                                                2,639,809             148,851
           Shui On Construction & Materials, Ltd.                                                      468,000             783,670
       *   Shun Ho Resources Holdings, Ltd.                                                            483,000              30,671
           Shun Ho Technology Holdings, Ltd.                                                         1,037,452              68,256
           Silver Grant International Industries, Ltd.                                               3,295,000             975,035
       *   Sincere Co., Ltd.                                                                           505,500              26,430
       #   Singamas Container Holdings, Ltd.                                                           998,000             570,356
           Sino Biopharmaceutical, Ltd.                                                              1,440,000             301,400
       *   Sino Gas Group, Ltd.                                                                        417,600               8,611
           Sino Golf Holdings, Ltd.                                                                    438,000              43,486
       *   Sino Prosper Holdings, Ltd.                                                                 840,000              68,189
       *   Sinocan Holdings, Ltd.                                                                      350,000               1,760
       *   Sinochem Hong Kong Holdings, Ltd.                                                         1,148,800             199,982
       *   Sino-I.com, Ltd.                                                                         29,533,158             421,788
           Sinolink Worldwide Holdings, Ltd.                                                         3,933,600           1,052,565
           Sinopec Kantons Holdings, Ltd.                                                            1,638,000             249,230
           Skynet (International Group) Holdings, Ltd.                                                   1,074                  99
           SNP Leefung Holdings, Ltd.                                                                  180,000              26,197
       *   Softbank Investment International (Strategic), Ltd.                                       7,398,000              47,506
       *   Solartech International Holdings, Ltd.                                                       49,600               1,526
           South China Brokerage Co., Ltd.                                                           4,872,000              34,304
           South China Industries, Ltd.                                                              1,124,000              95,665
       *   South Sea Holdings Co., Ltd.                                                            106,972,743             536,748
           Southeast Asia Properties & Finance, Ltd.                                                   263,538              35,684
           Starlight International Holdings, Ltd.                                                    1,311,292             116,412
           Starlite Holdings, Ltd.                                                                     694,000              66,058
           Stelux Holdings International, Ltd.                                                       1,307,702             131,276
           Styland Holdings, Ltd.                                                                      101,808                 289
       *   Sun Fook Kong Holdings, Ltd.                                                                386,000               8,446
           Sun Hing Vision Group Holdings, Ltd.                                                        358,000              91,399
           Sun Hung Kai & Co., Ltd.                                                                  2,048,600             554,369
       *   Sun Innovation Holdings, Ltd.                                                             1,420,360               6,603
           Sunway International Holdings, Ltd.                                                         866,000              22,510
       *   Suwa International Holdings, Ltd.                                                         1,062,000              37,705
           SW Kingsway Capitol Holdings, Ltd.                                                        2,206,000              86,619
           Symphony Holdings, Ltd.                                                                   1,865,000             258,960
           Tack Fat Group International, Ltd.                                                        1,472,000             145,727
           Tack Hsin Holdings, Ltd.                                                                    542,000              20,543
           Tai Cheung Holdings, Ltd.                                                                 1,013,000             501,394
           Tai Fook Securities Group, Ltd.                                                             590,000              71,453
           Tai Sang Land Development, Ltd.                                                             471,984             148,277
           Tak Shun Technology Group, Ltd.                                                           2,088,000              62,623
           Tak Sing Alliance Holdings, Ltd.                                                          2,909,865             116,224
       #   Tan Chong International, Ltd.                                                             1,212,000             267,089
           TCC International Holdings, Ltd.                                                          1,124,000             158,813
       #   TCL International Holdings, Ltd.                                                          6,078,000             955,477
       *   Technology Venture Holdings, Ltd.                                                           586,000               8,386
       *   Termbray Industries International (Holdings), Ltd.                                        2,304,900             151,587
           Tern Properties Co., Ltd.                                                                    61,200              20,125
           Texwinca Holdings, Ltd.                                                                   1,558,000           1,104,553
       *   The Sun's Group, Ltd.                                                                    17,004,000              21,928
       *   Tian An China Investments Co., Ltd.                                                       1,238,275             339,196
           Tian Teck Land, Ltd.                                                                      1,098,000             368,927
           Tianjin Development Holdings, Ltd.                                                        1,632,000             787,113
       *   Tidetime Sun (Group), Ltd.                                                                  196,280               4,303
       #   Titan Petrochemicals Group, Ltd.                                                          7,340,000             575,210
       *   Tomorrow International Holdings, Ltd.                                                       165,000              14,671

           Tongda Group Holdings, Ltd.                                                               2,780,000              56,576
           Tonic Industries Holdings, Ltd.                                                           1,380,000              30,190
           Top Form International, Ltd.                                                              1,586,000             361,727
           Topsearch International (Holdings), Ltd.                                                    204,000              23,099
           Tristate Holdings, Ltd.                                                                     138,000              40,800
           Truly International Holdings, Ltd.                                                          840,000             962,818
           Tungtex (Holdings) Co., Ltd.                                                                788,000             238,692
       *   Tysan Holdings, Ltd.                                                                      1,040,773              27,271
       *   U-Cyber Technology Holdings, Ltd.                                                           432,800               5,517
       *   United Power Investment, Ltd.                                                             3,328,000             100,697
       *   Universal Holdings Ltd                                                                   12,220,000             114,515
       *   Universe International Holdings, Ltd.                                                       573,339               3,384
           U-Right International Holdings, Ltd.                                                      3,060,000              92,572
           USI Holdings, Ltd.                                                                          928,999             298,262
           Van Shung Chong Holdings, Ltd.                                                              359,335              34,819
       #   Varitronix International, Ltd.                                                              534,293             361,110
           Veeko International Holdings, Ltd.                                                        1,420,000              42,132
           Victory City International Holdings, Ltd.                                                   879,696             254,417
           Vital Biotech Holdings, Ltd.                                                                470,000              12,646
           Vitasoy International Holdings, Ltd.                                                      1,593,000             615,937
       #   Vtech Holdings, Ltd.                                                                        418,000           1,414,059
           Wah Ha Realty Co., Ltd.                                                                     278,600              43,112
       *   Wah Nam International Holdings, Ltd.                                                         38,696                 984
           Wai Kee Holdings, Ltd.                                                                    1,265,738             251,168
           Wang On Group, Ltd.                                                                          57,476              15,517
           Wellnet Holdings, Ltd.                                                                    2,059,200             161,713
       *   Winfoong International, Ltd.                                                              1,210,000              75,670
           Wing On Co. International, Ltd.                                                             565,000             759,819
       *   Wing Shan International, Ltd.                                                               896,000              31,323
           Wisdom Venture Holdings, Ltd.                                                             2,366,000             152,644
           Wong's International (Holdings), Ltd.                                                       737,641              56,080
       *   Wonson International Holdings, Ltd.                                                       1,010,000               9,768
           World Houseware (Holdings), Ltd.                                                            605,700              15,073
           Y. T. Realty Group, Ltd.                                                                    965,000             120,205
           Yangtzekiang Garment Manufacturing Co., Ltd.                                                607,500             133,127
       *   Yanion International Holdings, Ltd.                                                         488,000              21,977
       *   Yaohan International Holdings, Ltd.                                                         974,000                   0
           Yau Lee Holdings, Ltd.                                                                      534,000              38,284
           YGM Trading, Ltd.                                                                           228,000             305,684
           Yip's Chemical Holdings, Ltd.                                                               674,000             190,884
           Yugang International, Ltd.                                                               11,916,000             155,834
       *   Yunnan Enterprises Holdings, Ltd.                                                           240,000               8,869
       *   Zhu Kuan Development Co., Ltd.                                                              646,000              40,692
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     97,713,094
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Anex International Holdings, Ltd. Rights 11/29/05                                            60,800                  78
       *   Champion Technology Holdings, Ltd. Warrants 02/27/07                                        405,878                   0
       *   China Credit Holdings Warrants 07/31/06                                                     191,400                 296
       *   Foundation Group, Ltd. Rights 12/12/05                                                      251,400                 217
       *   Global Green Tech Group, Ltd. Warrants 07/07/07                                             133,600               2,584
       *   Global Green Tech Group, Ltd. Warrants 07/07/08                                             133,600               1,378
       *   Hop Hing Holdings, Ltd. Warrants 04/30/09                                                   132,053                 851
       *   QPL International Holdings, Ltd. Rights 12/20/05                                            238,200                   0
       *   Quality Healthcare Asia, Ltd. Warrants 01/13/07                                              26,760                 445
                                                                                                                 -----------------
TOTAL RIGHTS/WARRANTS                                                                                                        5,849
                                                                                                                 -----------------
TOTAL -- HONG KONG                                                                                                      97,718,943
                                                                                                                 -----------------
SINGAPORE -- (12.0%)
COMMON STOCKS -- (12.0%)
       *   Acma, Ltd.                                                                                3,040,700              80,906
           Airocean Group, Ltd.                                                                      1,649,000             116,867
       *   Alliance Technology & Development, Ltd.                                                     156,000               9,685
       #   Amtek Engineering, Ltd.                                                                     799,625             234,475
           Apollo Enterprises, Ltd.                                                                    193,000              64,567
           Armstrong Industrial Corp.                                                                1,460,000             129,059
       *   ASA Group Holdings, Ltd.                                                                    586,000              48,561
       #   Ascott Group, Ltd.                                                                        1,807,250             725,157
           Aussino Group, Ltd.                                                                         967,000             230,766
           Benjamin (F.J.) Holdings, Ltd.                                                            1,095,000             200,586
           Beyonics Technology, Ltd.                                                                 1,945,800             463,642
           Bonvests Holdings, Ltd.                                                                     825,000             360,080
       #   Brilliant Manufacturing, Ltd.                                                             1,855,000             361,609
       *   Broadway Industrial Group, Ltd.                                                             461,000             133,422

       #   Bukit Sembawang Estates, Ltd.                                                               107,001             734,250
           CH Offshore, Ltd.                                                                           823,200             175,041
       *   Chemical Industries (Far East), Ltd.                                                        105,910              43,836
           China Merchants Holdings Pacific, Ltd.                                                      652,000             258,854
           Chip Eng Seng Corp., Ltd.                                                                 1,775,000             174,008
           Chosen Holdings, Ltd.                                                                     1,284,000             147,874
       #   Chuan Hup Holdings, Ltd.                                                                  4,385,000             998,758
           Chuan Soon Huat Industrial Group, Ltd.                                                      614,000             103,286
           CIH, Ltd.                                                                                   506,699             480,858
       *   CK Tang, Ltd.                                                                               614,000             184,767
       *   Compact Metal Industries, Ltd.                                                              643,000               7,599
           Courts Singapore, Ltd.                                                                      495,000             181,171
       *   CSC Holdings, Ltd.                                                                          672,000              19,701
           CSE Global, Ltd.                                                                          1,262,000             536,957
           CWT Distribution, Ltd.                                                                      461,500             223,565
           Eagle Brand Holdings, Ltd.                                                                5,158,000             182,979
           Eastern Asia Technology, Ltd.                                                             1,844,260             108,662
       *   Eastgate Technology, Ltd.                                                                   870,000              28,307
       *   Econ International, Ltd.                                                                  2,267,000              13,404
           ECS Holdings, Ltd.                                                                        1,375,000             248,079
           Eng Wah Organisation, Ltd.                                                                  265,000              49,344
           Engro Corp., Ltd.                                                                           236,000             120,279
       *   Firstlink Investments Corp., Ltd.                                                           995,000              37,709
           Freight Links Express Holdings, Ltd.                                                      3,368,000             119,432
           Frontline Technologies Corp., Ltd.                                                        3,170,000             215,237
       #   Fu Yu Manufacturing, Ltd.                                                                 2,273,750             710,877
           Fuji Offset Plates Manufacturing, Ltd.                                                       33,750               5,288
           G & W Group Holdings, Ltd.                                                                  252,314              23,679
           GB Holdings, Ltd.                                                                           200,000             106,132
           Ges International, Ltd.                                                                   2,909,000           1,633,807
           GK Goh Holdings, Ltd.                                                                     1,494,000             725,128
           Goodpack, Ltd.                                                                            1,592,000           1,668,029
           GP Industries, Ltd.                                                                       1,516,000             715,956
           Guocoland, Ltd.                                                                           1,215,000           1,111,722
           Hiap Moh Corp., Ltd.                                                                         34,874               6,392
           Ho Bee Investment, Ltd.                                                                     761,000             294,308
           Hong Fok Corp., Ltd.                                                                      1,796,000             503,956
       #   Hong Leong Asia, Ltd.                                                                     1,048,000             935,821
       *   Horizon Education & Technologies, Ltd.                                                    2,054,000             230,337
           Hotel Grand Central, Ltd.                                                                   875,280             338,330
           Hotel Plaza, Ltd.                                                                         1,189,000             722,631
           Hotel Properties, Ltd.                                                                    1,675,000           1,424,988
           Hour Glass, Ltd.                                                                            298,000             126,323
           HTL International Holdings, Ltd.                                                          1,471,875           1,148,193
           Huan Hsin Holdings, Ltd.                                                                  1,138,400             410,083
           Hup Seng Huat, Ltd.                                                                         900,200             210,338
           Hwa Hong Corp., Ltd.                                                                      2,488,000             859,628
           IDT Holdings, Ltd.                                                                          718,000             390,610
       *   Inno-Pacific Holdings, Ltd.                                                                 680,000               8,029
           Innovalues Precision, Ltd.                                                                  520,000             178,817
           International Factors (Singapore), Ltd.                                                     290,000             102,749
       *   Internet Technology Group, Ltd.                                                             874,408              12,925
       *   Interra Resources, Ltd.                                                                      37,086               5,136
       *   Intraco, Ltd.                                                                               292,500              58,190
           Isetan (Singapore), Ltd.                                                                    122,500             336,788
           Jaya Holdings, Ltd.                                                                       2,733,000           2,004,320
           JK Yaming International, Ltd.                                                               907,000             191,329
           Jurong Cement, Ltd.                                                                         132,500              54,841
           Jurong Engineering, Ltd.                                                                    137,000             203,070
           Jurong Technologies Industrial Corp., Ltd.                                                1,446,000           1,723,958
           K1 Ventures, Ltd.                                                                         5,340,500           1,055,430
           Keppel Telecommunications and Transportation, Ltd.                                        2,058,000           1,539,291
           Khong Guan Flour Milling, Ltd.                                                               19,000              18,424
           Kian Ann Engineering, Ltd.                                                                  868,000              77,175
           Kian Ho Bearings, Ltd.                                                                      521,000              46,223
       *   Koh Brothers, Ltd.                                                                        1,494,000              92,464
       *   L & M Group Investments, Ltd.                                                             7,107,100              21,011
       #   Labroy Marine, Ltd.                                                                       3,343,000           1,675,495
       *   LanTroVision (S), Ltd.                                                                    1,117,500              16,398
       *   LC Development, Ltd.                                                                      2,041,254             125,766
           Lee Kim Tah Holdings, Ltd.                                                                1,600,000             321,789
       *   Leong Hin Holdings, Ltd.                                                                    657,500             182,223
       *   Liang Huat Aluminium, Ltd.                                                                2,954,000              17,463
           Lion Asiapac, Ltd.                                                                          473,000              47,314
           Low Keng Huat Singapore, Ltd.                                                               372,000             175,193
           Lum Chang Holdings, Ltd.                                                                  1,134,030             137,416
           Magnecomp International, Ltd.                                                               931,000             548,967

           Manufacturing Integration Technology, Ltd.                                                  588,000              39,814
           MCL Land, Ltd.                                                                            1,427,000           1,179,961
       *   Mediaring.Com, Ltd.                                                                       3,410,000             512,835
           Metro Holdings, Ltd.                                                                      2,256,960             903,790
           MMI Holdings, Ltd.                                                                        1,994,000             681,459
           Multi-Chem, Ltd.                                                                          1,263,000             139,146
           Nera Telecommunications, Ltd.                                                             1,450,000             373,079
           New Toyo International Holdings, Ltd.                                                     1,043,000             292,862
           Norelco Centreline Holdings, Ltd.                                                           941,000             224,570
       *   Orchard Parade Holdings, Ltd.                                                             1,084,022             459,062
       #   Osim International, Ltd.                                                                  1,638,000           1,559,495
           Ossia International, Ltd.                                                                   728,332              63,700
           Pan-United Corp., Ltd.                                                                    2,193,000             604,434
           Pan-United Marine, Ltd.                                                                   1,096,500             303,173
           PCI, Ltd.                                                                                   734,000             240,236
           Pertama Holdings, Ltd.                                                                      459,750              93,976
           Popular Holdings, Ltd.                                                                    1,813,000             450,564
           PSC Corp., Ltd.                                                                           5,723,200             287,419
       *   Qian Hu Corp., Ltd.                                                                         408,200              55,019
       #   Robinson & Co., Ltd.                                                                        284,832             969,806
           Rotary Engineering, Ltd.                                                                  1,624,000             425,577
           San Teh, Ltd.                                                                               838,406             168,514
           SBS Transit, Ltd.                                                                         1,011,000           1,314,361
           Sea View Hotel, Ltd.                                                                         66,000               3,048
       *   Seatown Corp., Ltd.                                                                         101,000               1,792
           Sembawang Kimtrans, Ltd.                                                                  1,295,000             390,016
           Sin Soon Huat, Ltd.                                                                       1,307,000             123,548
           Sing Investments & Finance, Ltd.                                                            141,750             125,558
       #   Singapore Food Industries, Ltd.                                                           1,707,000           1,077,666
           Singapore Reinsurance Corp., Ltd                                                          1,540,935             281,931
           Singapore Shipping Corp., Ltd.                                                            1,930,000             541,434
           Singapura Finance, Ltd.                                                                     139,250             137,389
           SMB United, Ltd.                                                                          2,010,000             178,196
           SNP Corp., Ltd.                                                                             466,495             251,054
       *   SP Corp., Ltd.                                                                              454,000              18,791
           Stamford Land Corp., Ltd.                                                                 3,229,000             551,837
           Straits Trading Co., Ltd.                                                                 1,117,200           1,861,008
       *   Sunright, Ltd.                                                                              378,000              58,186
           Superbowl Holdings, Ltd.                                                                    490,000              60,613
           Superior Metal Printing, Ltd.                                                               490,500              47,693
           Thakral Corp., Ltd.                                                                       6,028,000             286,556
           Tiong Woon Corp. Holding, Ltd.                                                            1,359,000             160,572
       *   Transmarco, Ltd.                                                                            106,500              57,619
           Trek 2000 International, Ltd.                                                             1,004,000             284,429
           TSM Resources, Ltd.                                                                       1,502,000             265,446
           TT International, Ltd.                                                                    2,109,600             155,152
       *   Tuan Sing Holdings, Ltd.                                                                  3,362,000             215,996
       *   Ultro Technologies, Ltd.                                                                    530,000              17,080
           Unisteel Technology, Ltd.                                                                   974,000           1,047,139
           United Engineers, Ltd.                                                                      846,666             902,887
           United Overseas Insurance, Ltd.                                                             125,500             281,910
           United Pulp & Paper Co., Ltd.                                                               354,000              95,656
           UOB-Kay Hian Holdings, Ltd.                                                               1,602,000           1,023,945
           Vicom, Ltd.                                                                                 120,000              65,196
           WBL Corp., Ltd.                                                                             647,000           1,462,735
           Xpress Holdings, Ltd.                                                                     1,392,000              41,137
       *   Yongnam Holdings, Ltd.                                                                    1,506,000              26,316
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     57,276,472
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Amtek Engineering, Ltd. Rights 12/02/05                                                     799,625              96,924
       *   China Dairy Group Warrants 12/22/07                                                         300,400               7,105
                                                                                                                 -----------------
TOTAL RIGHTS/WARRANTS                                                                                                      104,029
                                                                                                                 -----------------
TOTAL -- SINGAPORE                                                                                                      57,380,501
                                                                                                                 -----------------
NEW ZEALAND -- (4.6%)
COMMON STOCKS -- (4.6%)
       *   AFFCO Holdings, Ltd.                                                                      1,806,887             519,834
           Cavalier Corp., Ltd.                                                                        283,674             532,189
           CDL Hotels New Zealand, Ltd.                                                              1,387,344             584,108
           CDL Investments New Zealand, Ltd.                                                           328,510              89,852
           Colonial Motor Co., Ltd.                                                                    126,795             263,216
           Ebos Group, Ltd.                                                                            112,108             346,630
       *   Evergreen Forests, Ltd.                                                                     323,301              66,514

           Hallenstein Glassons Holdings, Ltd.                                                         241,638             812,414
           Hellaby Holdings, Ltd.                                                                      201,679             686,173
           Horizon Energy Distribution, Ltd.                                                            40,420             116,243
           Met Lifecare, Ltd.                                                                          270,895             737,659
           Michael Hill International, Ltd.                                                            156,746             890,118
       *   New Zealand Oil & Gas, Ltd.                                                                 584,872             377,126
           New Zealand Refining Co., Ltd.                                                              812,890           3,259,449
           Northland Port Corp. (New Zealand), Ltd.                                                    219,997             441,147
       #   Nuplex Industries, Ltd.                                                                     282,590             841,376
       *   Pacific Retail Group, Ltd.                                                                  194,156             240,220
       #   Port of Tauranga, Ltd.                                                                      541,952           1,660,735
           Provenco Group, Ltd.                                                                        281,600             162,230
           Pyne Gould Guinness, Ltd.                                                                   581,127             926,240
           Restaurant Brand New Zealand, Ltd.                                                          369,175             326,354
           Richina Pacific, Ltd.                                                                       309,644             111,315
       *   Rubicon, Ltd.                                                                               995,760             641,444
           Ryman Healthcare Group, Ltd.                                                                415,999           1,606,801
           Sanford, Ltd.                                                                               418,047           1,246,469
           Scott Technology, Ltd.                                                                       60,843              89,493
       *   Seafresh New Zealand, Ltd.                                                                   80,520               1,585
           South Port New Zealand, Ltd.                                                                 30,744              25,346
           Steel & Tube Holdings, Ltd.                                                                 379,638           1,120,164
       *   Tasman Farms, Ltd.                                                                          157,056                   0
           Taylors Group, Ltd.                                                                          29,646              37,534
           Tourism Holdings, Ltd.                                                                      402,452             418,359
       *   Trans Tasman Properties, Ltd.                                                             2,311,308             810,850
           Waste Management NZ, Ltd.                                                                   430,471           1,888,981
                                                                                                                 -----------------
TOTAL -- NEW ZEALAND                                                                                                    21,878,168
                                                                                                                 -----------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
       *   Aliran Ihsan Resources Berhad                                                                 3,300                 210
       *   Autoways Holdings Berhad                                                                     10,000               3,414
       *   Promet Berhad                                                                             1,143,000                   0
       *   Rekapacific Berhad                                                                          473,000                   0
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                          3,624
                                                                                                                 -----------------
PREFERRED STOCKS -- (0.0%)
       *   Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred
           Shares                                                                                       17,882               1,041
                                                                                                                 -----------------
TOTAL -- MALAYSIA                                                                                                            4,665
                                                                                                                 -----------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
       *   Exergy, Inc.                                                                                  7,260                   0
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             -----------------
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (18.2%)
       ^   Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by
              $7,750,692 U.S. STRIPS, 11/15/10, valued at $6,291,152) to be repurchased
              at $6,167,796                                                                  $           6,167           6,167,119
       ^   Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05
              (Collateralized by $126,174,227 U.S. STRIPS, maturities ranging from 08/15/06 to 02/15/23, valued at $81,600,000) to be
              repurchased at $80,008,822                                                                80,000          80,000,000
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $956,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $936,880) to be repurchased at $923,099                                                     923              923,000
                                                                                                                 -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                        87,090,119
                                                                                                                 -----------------
TOTAL INVESTMENTS - (100.0%)
(Cost $455,406,254)                                                                                              $     478,700,159
                                                                                                                 =================

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                            ------------------   ------------------
COMMON STOCKS -- (98.9%)
Industrials -- (30.3%)
          600 Group P.L.C.                                                                             218,038   $          180,009
          AEA Technology P.L.C.                                                                        168,483              235,255
          Aggreko P.L.C.                                                                               873,478            3,828,696
          Air Partner P.L.C.                                                                            15,611              164,166
     *    Airflow Streamlines P.L.C.                                                                    20,500               20,739
          Alumasc Group P.L.C.                                                                         131,547              351,878
          Amec P.L.C.                                                                                   49,000              292,990
          Arriva P.L.C.                                                                                129,697            1,282,485
     *    Ashtead Group P.L.C.                                                                       1,154,261            3,362,748
          Atkins (WS) P.L.C.                                                                           335,639            4,270,593
          Autologic Holdings P.L.C.                                                                     96,590              187,019
   * #    Avis Europe P.L.C.                                                                         3,154,308            3,776,944
          Babcock International Group P.L.C.                                                           674,239            2,559,194
     *    Bailey (C.H.) P.L.C.                                                                         109,500               23,917
     *    Bailey (C.H.) P.L.C. Class B                                                                  10,000               19,888
     *    BB Holdings, Ltd.                                                                              8,709               55,751
          Birse Group P.L.C.                                                                           421,901               89,116
          Black Arrow Group P.L.C.                                                                      56,500               85,293
          Bodycote International P.L.C.                                                              1,028,769            3,892,465
          Braemar Seascope Group P.L.C.                                                                 45,450              268,280
          Brammer P.L.C.                                                                               144,123              547,176
          Brandon Hire P.L.C.                                                                           97,041              226,317
          British Steam Specialties Group P.L.C.                                                       393,262            1,890,318
     *    BTG P.L.C.                                                                                   439,797            1,688,902
          Business Post Group P.L.C.                                                                   157,099              833,033
     *    Camellia P.L.C.                                                                                2,437              272,941
          Carillion P.L.C.                                                                             704,258            3,662,774
     *    Carlisle Group, Ltd.                                                                           3,484                6,808
          Carr's Milling Industries P.L.C.                                                              19,000              179,349
          Castings P.L.C.                                                                               83,784              349,277
          Charles Taylor Consulting P.L.C.                                                              99,799              528,298
     *    Charter P.L.C.                                                                               535,144            4,576,793
          Chemring Group P.L.C.                                                                        113,762            1,352,610
          Chloride Group P.L.C.                                                                        819,535            1,364,139
          Christie Group P.L.C.                                                                         53,263              105,165
          Clarkson P.L.C.                                                                               54,733              843,366
          Communisis P.L.C.                                                                            515,412              776,883
     *    Cookson Group P.L.C.                                                                         622,740            4,114,497
     *    Corporate Services Group P.L.C.                                                            1,704,859              229,771
     *    Costain Group P.L.C.                                                                       1,176,378              850,534
     *    Danka Business Systems P.L.C.                                                                367,079              133,578
          Dart Group P.L.C.                                                                             74,000              414,458
          Datamonitor P.L.C.                                                                           136,693              526,215
          Davis Service Group P.L.C.                                                                   543,317            4,272,788
          De La Rue P.L.C.                                                                             570,550            4,147,113
          Dewhurst P.L.C.                                                                                9,000               30,057
          Dewhurst P.L.C. Class A Non-Voting                                                            15,500               44,735
          Domino Printing Sciences P.L.C.                                                              402,751            1,755,318
     *    Dowding & Mills P.L.C.                                                                       336,440               99,633
     *    Easyjet P.L.C.                                                                             1,068,671            6,067,388
          Eleco P.L.C.                                                                                 104,685               87,505
     *    Enodis P.L.C.                                                                              1,616,238            3,504,563
     *    Enterprise P.L.C.                                                                             27,000              171,099
          Fenner P.L.C.                                                                                439,262            1,216,462
          FKI P.L.C.                                                                                 1,814,803            3,542,333
          Forth Ports P.L.C.                                                                           147,272            3,722,726
     *    Fortress Holdings P.L.C.                                                                     120,728                5,741
          Fulmar P.L.C.                                                                                107,500              174,669

          Galliford Try P.L.C.                                                                       1,011,944            1,535,837
          Get Group P.L.C.                                                                              20,485               45,765
          Gibbs & Dandy P.L.C.                                                                          13,681               87,106
          Gleeson (M.J.) Group P.L.C.                                                                  174,733              927,564
     *    Glotel P.L.C.                                                                                119,419              185,533
          Go-Ahead Group P.L.C.                                                                        150,627            4,018,169
          Halstead (James) Group P.L.C.                                                                 52,208              626,356
     *    Hampson Industries P.L.C.                                                                    584,903              262,673
     *    Harvey Nash Group P.L.C.                                                                     183,750              142,500
          Havelock Europa P.L.C.                                                                        75,907              171,525
          Heath (Samuel) & Sons P.L.C.                                                                   7,500               62,257
          Helphire Group P.L.C.                                                                        409,032            2,458,005
     *    Heywood Williams Group P.L.C.                                                                297,460              559,201
          Homeserve P.L.C.                                                                             214,834            4,357,649
          Hyder Consulting P.L.C.                                                                      119,601              537,992
          Intertek Group P.L.C.                                                                        160,595            1,971,130
          Intserve P.L.C.                                                                              368,520            2,155,504
     *    Invensys P.L.C.                                                                           13,306,332            4,016,805
          Ite Group P.L.C.                                                                             694,103            1,376,146
          Johnson Service Group P.L.C.                                                                 206,862            1,478,391
          Keller Group P.L.C.                                                                          169,695            1,238,593
          Kier Group P.L.C.                                                                            118,333            2,437,048
          Laing (John) P.L.C.                                                                          788,527            3,938,244
          Latchways P.L.C.                                                                              22,878              234,174
     *    Lavendon Group P.L.C.                                                                        122,032              422,586
          Lincat Group P.L.C.                                                                           19,000              175,412
          Litho Supplies P.L.C.                                                                         20,000               20,456
     *    Lorien P.L.C.                                                                                 60,000               41,335
          Low & Bonar P.L.C.                                                                           339,165              726,551
          Management Consulting Group P.L.C.                                                           600,372              493,875
          McAlpine (Alfred) P.L.C.                                                                     319,263            2,088,936
          Michael Page International P.L.C.                                                          1,123,179            4,964,627
          Mitie Group P.L.C.                                                                         1,038,496            3,047,881
     *    Molins P.L.C.                                                                                 68,000              154,682
     *    Morgan Crucible Company P.L.C.                                                             1,125,473            4,455,972
          Morgan Sindall P.L.C.                                                                        102,544            1,627,963
          Mouchel Parkman P.L.C.                                                                       319,979            1,505,149
          Mowlem (John) & Co. P.L.C.                                                                   418,282            1,374,652
          MS International P.L.C.                                                                       71,500              191,171
          MSB International P.L.C.                                                                      30,748               23,203
          National Express Group P.L.C.                                                                 25,000              388,854
          New Avesco P.L.C.                                                                             29,998               47,454
          Northern Recruitment Group P.L.C.                                                             36,500              105,618
          Northgate P.L.C.                                                                             198,436            3,391,394
          Ocean Wilsons Holdings, Ltd.                                                                  84,250              492,477
     *    Penna Consulting P.L.C.                                                                       42,417               77,476
     *    Planestation Group P.L.C.                                                                     76,551                7,447
          PSD Group P.L.C.                                                                              54,896              256,126
          Quantica P.L.C.                                                                              115,428              105,090
          Radstone Technology P.L.C.                                                                   102,913              528,481
     *    Reed Health Group P.L.C.                                                                     155,333              154,351
     *    Regus Group P.L.C.                                                                         3,183,469            5,203,516
          Reliance Security Group P.L.C.                                                                66,349              580,240
          Renold P.L.C.                                                                                153,256              163,421
          Ricardo P.L.C.                                                                               220,336            1,088,032
          Robert Walters P.L.C.                                                                        291,175              669,021
          ROK property solutions P.L.C.                                                                 97,100              831,443
          RPS Group P.L.C.                                                                             730,729            1,987,334
          Salvesen (Christian) P.L.C.                                                                  870,648            1,121,973
          Senior P.L.C.                                                                              1,196,693            1,098,557
          Serco Group P.L.C.                                                                           235,235            1,191,168
          Severfield-Rowan P.L.C.                                                                       84,679            1,270,997
          Shanks Group P.L.C.                                                                          756,400            2,075,523
          SHL Group P.L.C.                                                                             165,829              400,515
          SIG P.L.C.                                                                                   417,391            5,148,649
     *    Simon Group P.L.C.                                                                           539,729              478,931
          Smart (J.) & Co. (Contractors) P.L.C.                                                         22,500              272,373
          Speedy Hire P.L.C.                                                                           132,434            1,749,065
          Spirax-Sarco Engineering P.L.C.                                                              260,136            3,890,689

          Spring Group P.L.C.                                                                          406,488              419,999
     *    Stanelco P.L.C.                                                                            2,148,370              493,497
          T. Clarke P.L.C.                                                                             118,525              495,846
          Tarsus Group P.L.C.                                                                           87,549              286,385
          TDG P.L.C.                                                                                   281,407            1,175,483
          Teesland P.L.C.                                                                              431,476              711,958
          Tex Holdings P.L.C.                                                                           14,000               25,356
          Thorpe (F.W.) P.L.C.                                                                          24,000              130,709
     *    Tinsley (Eliza) Group P.L.C.                                                                  19,844                5,162
     *    Trafficmaster P.L.C.                                                                         252,418              128,763
          Trifast P.L.C.                                                                               232,523              215,667
          Ultra Electronics Holdings P.L.C.                                                            226,846            3,561,602
          Ultraframe P.L.C.                                                                            162,456               92,259
          Umeco P.L.C.                                                                                 122,638              989,012
     *    Universal Salvage P.L.C.                                                                      36,111               73,834
     *    Volex Group P.L.C.                                                                           241,088              441,986
          VP P.L.C.                                                                                    108,111              417,627
          VT Group P.L.C.                                                                              590,699            3,916,836
          Waterman P.L.C.                                                                               74,473              180,964
          Watermark Group P.L.C.                                                                        68,660              150,205
          Weir Group P.L.C.                                                                            689,632            4,448,188
          Whatman P.L.C.                                                                               439,737            2,200,905
          White Young Green P.L.C.                                                                      78,615              488,472
          Whitehead Mann Group P.L.C.                                                                   95,000               45,283
     *    Wilshaw P.L.C.                                                                               198,409               31,273
          Wincanton P.L.C.                                                                             376,625            2,304,509
          WSP Group P.L.C.                                                                             254,125            1,565,317
          Wyndeham Press Group P.L.C.                                                                  165,119              366,036
          XP Power P.L.C.                                                                               59,933              356,398
                                                                                                                 ------------------
Total Industrials                                                                                                       195,897,122
                                                                                                                 ------------------
Consumer Discretionary -- (21.2%)
          4imprint P.L.C.                                                                               81,908              398,009
          Abbeycrest P.L.C.                                                                             42,590               18,782
          AGA Food Service Group P.L.C.                                                                402,171            2,027,835
          Alba P.L.C.                                                                                  105,025              642,833
          Alexandra P.L.C.                                                                              86,243              223,200
          Alexon Group P.L.C.                                                                          156,695              570,240
          Alpha Airports Group P.L.C.                                                                  489,053              553,970
          Arena Leisure P.L.C.                                                                       1,136,685              779,124
     *    Aston Villa P.L.C.                                                                            12,961              102,574
     *    Austin Reed Group P.L.C.                                                                      68,999              107,423
          Avesco P.L.C.                                                                                 29,998               48,434
          Avon Rubber P.L.C.                                                                            69,321              205,673
          Beale P.L.C.                                                                                  22,161               25,042
          Bellway P.L.C.                                                                               356,982            6,340,393
          Ben Bailey P.L.C.                                                                             40,986              289,021
          Blacks Leisure Group P.L.C.                                                                   90,290              674,387
          Bloomsbury Publishing P.L.C.                                                                 248,575            1,411,779
          Boot (Henry) P.L.C.                                                                           71,794              742,800
          Bovis Homes Group P.L.C.                                                                     375,474            4,701,650
          BPP Holdings P.L.C.                                                                          149,368              965,643
     *    Brown & Jackson P.L.C.                                                                       818,461              808,757
          Brown (N) Group P.L.C.                                                                       695,395            2,077,523
          Caffyns P.L.C.                                                                                 6,000               83,948
          Carpetright P.L.C.                                                                           125,839            2,021,765
     *    Celtic P.L.C.                                                                                 40,759               28,597
          Character Group P.L.C.                                                                        97,314               81,977
          Chime Communications P.L.C.                                                                  549,729              236,163
          Chrysalis Group P.L.C.                                                                       328,544              878,759
          Churchill China P.L.C.                                                                        30,000               93,949
          Clinton Cards P.L.C.                                                                         501,072              542,237
          Colefax Group P.L.C.                                                                          60,000              117,522
          Cosalt P.L.C.                                                                                 30,700              128,600
          Crest Nicholson P.L.C.                                                                       310,555            2,371,844
          Creston P.L.C.                                                                               132,044              489,909
          Dawson Holdings P.L.C.                                                                       144,502              357,420
     *    Dawson International P.L.C.                                                                  100,688               15,470
          De Vere Group P.L.C.                                                                         221,827            2,541,913

     *    Emess P.L.C.                                                                                 480,556               64,485
     *    Entertainment Rights P.L.C.                                                                1,034,872              582,605
          Euromoney Institutional Investors P.L.C.                                                     207,184            1,588,474
          European Motor Holdings P.L.C.                                                               118,325              599,171
     *    FII Group P.L.C.                                                                              41,166                4,805
          Findel P.L.C.                                                                                380,020            2,853,586
          First Choice Holidays P.L.C.                                                               1,254,193            4,632,978
          First Technology P.L.C.                                                                      188,345              606,101
          Forminster P.L.C.                                                                             43,333                5,572
          French Connection Group P.L.C.                                                               284,510            1,294,377
          Fuller, Smith & Turner P.L.C. Series A                                                        41,035              670,810
          Future Network P.L.C.                                                                        933,632              948,758
          Game Group P.L.C.                                                                          1,190,499            1,517,537
          Games Workshop Group P.L.C.                                                                   86,175              551,444
     *    Gaskell P.L.C.                                                                                36,000                1,556
          GCAP Media P.L.C.                                                                            313,351            1,519,549
     *    Global Natural Energy P.L.C.                                                                  11,004               23,052
          Greene King P.L.C.                                                                           453,242            5,436,272
          Halfords Group P.L.C.                                                                        144,440              796,614
          Haynes Publishing Group P.L.C.                                                                14,703               91,270
          Headlam Group P.L.C.                                                                         259,894            1,822,481
     *    Highbury House Communications P.L.C.                                                         439,166                7,693
          HMV Group P.L.C.                                                                             987,623            3,185,392
          Holidaybreak P.L.C.                                                                          149,496            1,714,572
     *    Homestyle Group P.L.C.                                                                       139,717              216,030
          Hornby P.L.C.                                                                                 77,295              252,311
          House of Fraser P.L.C.                                                                       749,793            1,503,296
          Huntsworth P.L.C.                                                                            343,309              500,050
          Incisive Media P.L.C.                                                                        337,232              822,351
          Informa P.L.C.                                                                                50,000              345,602
          JJB Sports P.L.C.                                                                            529,578            1,576,125
          John David Group P.L.C.                                                                      114,500              493,322
          Lambert Howarth Group P.L.C.                                                                  43,203              158,493
     *    Laura Ashley Holdings P.L.C.                                                               2,505,661              574,559
     *    London Clubs International P.L.C.                                                            682,319            1,607,860
          Lookers P.L.C.                                                                                85,770              669,141
          Luminar P.L.C.                                                                               230,712            1,962,683
          Maiden Group P.L.C.                                                                           43,212               87,878
          Mallett P.L.C.                                                                                24,837              105,057
          Manganese Bronze Holdings P.L.C.                                                              32,184               90,088
          Marchpole Holdings P.L.C.                                                                    271,422               75,159
          Matalan P.L.C.                                                                               770,532            2,352,693
     *    Mayflower Corp. P.L.C.                                                                       550,636                    0
          McCarthy & Stone P.L.C.                                                                      292,792            3,187,299
          Menzies (John) P.L.C.                                                                        132,050            1,211,017
          Metal Bulletin P.L.C.                                                                        183,177              733,022
          MFI Furniture Group P.L.C.                                                                 1,753,768            2,267,727
          Mice Group P.L.C.                                                                            174,886               82,577
          Millennium and Copthorne Hotels P.L.C.                                                       329,074            2,139,236
     *    Monsoon P.L.C.                                                                                71,000              498,566
          Moss Brothers Group P.L.C.                                                                   163,400              228,529
          Mothercare P.L.C.                                                                            247,209            1,528,818
     *    Mytravel Group P.L.C.                                                                        243,534              751,382
          Newcastle United P.L.C.                                                                      198,896              156,200
          Next Fifteen Communications P.L.C.                                                            25,000               29,184
          Nord Anglia Education P.L.C.                                                                  63,924              134,406
          Northamber P.L.C.                                                                             75,888              114,572
   * #    NXT P.L.C.                                                                                   219,248              190,258
          Ottakar's P.L.C.                                                                              34,693              244,208
          Owen (H.R.) P.L.C.                                                                            46,993              117,830
     *    Pace Micro Technology P.L.C.                                                                 501,860              481,155
     *    Partridge Fine Arts P.L.C.                                                                    58,000               43,632
          Pendragon P.L.C.                                                                             430,171            3,589,718
          Photo-Me International P.L.C.                                                              1,340,534            2,810,025
     *    Pittards P.L.C.                                                                               60,985               11,074
          Portmeirion Group P.L.C.                                                                      22,856               75,214
     *    Pressac P.L.C.                                                                                78,129                1,013
     *    QXL Ricardo P.L.C.                                                                             2,537              372,358
          Redrow P.L.C.                                                                                501,817            4,212,449

          Reg Vardy P.L.C.                                                                             133,859            1,836,051
     *    Regent Inns P.L.C.                                                                           395,953              651,159
          Restaurant Group P.L.C.                                                                      747,666            1,929,324
     #    Sanctuary Group P.L.C.                                                                       779,911               52,005
          SCS Upholstery P.L.C.                                                                        117,088              831,336
          Sinclair (William) Holdings P.L.C.                                                            53,000               47,296
          Sirdar P.L.C.                                                                                 69,754               39,527
          SMG P.L.C.                                                                                   625,114              938,159
          Smith (WH) P.L.C.                                                                            586,196            3,955,463
          Southampton Leisure Holdings P.L.C.                                                           19,615               11,421
     *    Sportech P.L.C.                                                                              846,974              174,587
          St. Ives P.L.C.                                                                              308,994            1,584,003
          Stanley Leisure P.L.C.                                                                       175,210            1,997,568
     *    Sterling Publishing Group P.L.C.                                                              75,298               10,305
          Stylo P.L.C.                                                                                  64,096               77,021
          Taylor Nelson Sofres P.L.C.                                                                  701,432            2,722,967
          Ted Baker P.L.C.                                                                             105,654              813,975
          The Peacock Group P.L.C.                                                                     273,494            1,566,788
     *    The Television Corp. P.L.C.                                                                  101,591              116,139
     *    Toad Group P.L.C.                                                                             85,507               15,440
          Topps Tiles P.L.C.                                                                           491,811            1,649,754
     *    Torotrak P.L.C.                                                                              246,442              222,747
     *    Tottenham Hotspur P.L.C.                                                                     150,000              136,413
          Ulster Television P.L.C.                                                                     140,321            1,018,423
          Victoria P.L.C.                                                                               12,000               38,297
          Vitec Group P.L.C.                                                                            95,370              583,360
          Wagon P.L.C.                                                                                 163,410              499,191
          Wembley P.L.C.                                                                                68,694              661,695
          Westbury P.L.C.                                                                              362,193            3,430,371
          Wetherspoon (J.D.) P.L.C.                                                                    513,165            2,872,666
          Wilmington Group P.L.C.                                                                      177,826              594,564
          Wilson Bowden P.L.C.                                                                           7,000              156,364
          Woolworths Group P.L.C.                                                                    3,110,645            1,947,535
          Wyevale Garden Centres P.L.C.                                                                125,459            1,078,352
                                                                                                                 ------------------
Total Consumer Discretionary                                                                                            137,088,752
                                                                                                                 ------------------
Financials -- (16.2%)
          Aberdeen Asset Management P.L.C.                                                           1,022,447            2,174,807
          Atrium Underwriting P.L.C.                                                                   180,581              637,597
     *    Bradstock Group P.L.C.                                                                         5,200                3,957
          Brewin Dolphin Holdings P.L.C.                                                               683,219            1,739,610
          Brit Insurance Holdings P.L.C.                                                               489,300              716,433
          Brixton P.L.C.                                                                               952,536            6,638,820
          Capital & Regional P.L.C.                                                                    261,206            3,755,888
          Chesnara P.L.C.                                                                               92,900              258,053
     *    CLS Holdings P.L.C.                                                                          216,575            1,826,471
          Collins Stewart Tullett P.L.C.                                                               407,502            4,077,132
          Countrywide P.L.C.                                                                           250,090            1,647,310
          Daejan Holdings P.L.C.                                                                        35,324            2,177,722
          Derwent Valley Holdings P.L.C.                                                               219,683            5,272,331
          Development Securities P.L.C.                                                                147,405            1,195,528
          Domestic & General Group P.L.C.                                                              132,640            1,823,332
          DTZ Holdings P.L.C.                                                                          159,674            1,142,206
     *    Durlacher Corp. P.L.C.                                                                        15,272               47,900
     *    Egg P.L.C.                                                                                   699,847            1,234,327
          Erinaceous Group P.L.C.                                                                      353,623            1,920,712
     *    Evolution Group P.L.C.                                                                       115,278              254,164
          Freeport P.L.C.                                                                               88,023              686,429
          Grainger Trust P.L.C.                                                                        331,113            2,739,934
          Great Portland Estates P.L.C.                                                                702,027            4,833,859
          Guiness Peat Group P.L.C.                                                                  1,251,349            1,807,299
     *    Hampton Trust P.L.C.                                                                         232,050                5,518
          Hardy Underwriting Group P.L.C.                                                               71,683              260,313
     *    Hawtin P.L.C.                                                                                196,500               42,374
          Helical Bar P.L.C.                                                                           152,052              822,257
     *    Henderson Group P.L.C.                                                                     1,485,610            1,631,974
          Highway Insurance Holdings P.L.C.                                                            467,933              549,961
          Hiscox P.L.C.                                                                              1,522,744            5,676,541
          Hitachi Capital (UK) P.L.C.                                                                  124,239              457,342

          IFX Group P.L.C.                                                                              79,438              168,905
          ISIS Asset Management P.L.C.                                                                 388,420            1,313,552
          Jardine Lloyd Thompson Group P.L.C.                                                          577,063            4,871,043
          Kensington Group P.L.C.                                                                      135,488            1,775,717
          Kiln P.L.C.                                                                                  566,831              922,092
          London Merchant Securities P.L.C.                                                          1,367,187            5,543,138
          London Scottish Bank P.L.C.                                                                  374,544              525,825
     *    Marylebone Warwick Balfour Group P.L.C.                                                      277,898              731,887
          McKay Securities P.L.C.                                                                       97,232              516,616
          Minerva P.L.C.                                                                               557,892            2,479,088
          Mucklow (A & J) Group P.L.C.                                                                 194,456            1,456,795
          Paragon Group of Companies P.L.C.                                                            153,200            1,586,485
          Park Group P.L.C.                                                                            291,600               95,178
          Primary Health Properties P.L.C.                                                              24,195              155,434
     *    Probus Estates P.L.C.                                                                         83,333                  216
          Quintain Estates & Development P.L.C.                                                        161,208            1,646,507
          Rensburg Sheppards P.L.C.                                                                     37,158              438,967
          Resolution P.L.C.                                                                            294,095            3,275,731
          Rugby Estates P.L.C.                                                                          15,328               97,526
          Rutland Trust P.L.C.                                                                         174,255              176,326
          S & U P.L.C.                                                                                  21,140              197,354
     *    Safeland P.L.C.                                                                               25,000               35,296
          Savills P.L.C.                                                                               219,084            3,436,244
          Secure Trust Group P.L.C.                                                                     44,674              349,389
          Shaftesbury P.L.C.                                                                           507,230            3,497,648
          Shore Capital Group P.L.C.                                                                   504,863              407,212
          Smith (James) Estates P.L.C.                                                                  17,524              140,262
          St. Modwen Properties P.L.C.                                                                 285,624            2,237,236
          Stanley (Charles) Group P.L.C.                                                                86,800              459,856
          Town Centre Securities P.L.C.                                                                142,137              995,946
          Unite Group P.L.C.                                                                           373,726            2,285,396
          Warner Estate Holdings P.L.C.                                                                111,091            1,363,977
     *    Wellington Underwriting P.L.C.                                                               139,302              227,703
          Windsor P.L.C.                                                                               149,435              134,996
          Workspace Group P.L.C.                                                                       663,597            3,371,393
                                                                                                                 ------------------
Total Financials                                                                                                        104,975,037
                                                                                                                 ------------------
Information Technology -- (9.5%)
          Abacus Group P.L.C.                                                                          105,130              198,388
          Acal P.L.C.                                                                                   60,982              259,944
          Alphameric P.L.C.                                                                            486,081              734,862
     *    Alterian P.L.C.                                                                               68,403              135,434
          Amstrad P.L.C.                                                                               149,652              355,144
     *    Anite Group P.L.C.                                                                         1,106,825            1,149,396
     *    ARC International P.L.C.                                                                     330,444              162,640
     *    Autonomy Corp. P.L.C.                                                                        236,369            1,447,141
          Aveva Group P.L.C.                                                                            73,803            1,186,819
          Axon Group P.L.C.                                                                            115,461              482,442
     *    Baltimore Technologies P.L.C.                                                                    485               14,454
     *    Bede P.L.C.                                                                                  135,978               30,125
          CML Microsystems P.L.C.                                                                       28,361              135,310
          Comino Group P.L.C.                                                                           30,924              158,502
          Compel Group P.L.C.                                                                           75,752              115,169
          Computacenter P.L.C.                                                                         452,614            2,050,823
     *    CSR P.L.C.                                                                                    61,950              902,289
          Deltron Electronics P.L.C.                                                                    90,964              105,095
          Detica Group P.L.C.                                                                           71,722            1,234,568
          Dicom Group P.L.C.                                                                           258,808              908,607
     *    Dimension Data Holdings P.L.C.                                                               939,000              596,866
          Diploma P.L.C.                                                                                65,882              792,014
          DRS Data & Research Services P.L.C.                                                           26,825               16,166
     *    Easynet Group P.L.C.                                                                         331,185              990,566
          Electrocomponents P.L.C.                                                                     263,991            1,170,439
          Electronic Data Processing P.L.C.                                                             55,200               67,337
     *    Eurodis Electron P.L.C.                                                                    2,118,657               38,471
     *    Fibernet Group P.L.C.                                                                        224,012              281,738
          Filtronic P.L.C.                                                                             226,882            1,042,432
     *    Financial Objects P.L.C.                                                                      17,000               11,626
          GB Group P.L.C.                                                                              415,333              253,514

     *    Gresham Computing P.L.C.                                                                     121,221              163,014
          Halma P.L.C.                                                                               1,415,413            4,146,413
          ICM Computer Group P.L.C.                                                                     45,983              266,057
     *    Imagination Technologies Group P.L.C.                                                        566,510              698,014
          Independent Media Distribution P.L.C.                                                         21,621               14,943
     *    Intec Telecom Systems P.L.C.                                                                 654,113              667,249
          Intelek P.L.C.                                                                                99,880               24,362
     *    Kalamazoo Computer Group P.L.C.                                                               56,120                    0
     *    Kewill Systems P.L.C.                                                                        309,597              390,812
          Laird Group P.L.C.                                                                           490,233            3,391,169
          Macro 4 P.L.C.                                                                                45,932              216,060
     *    Microgen P.L.C.                                                                              238,323              347,892
          Misys P.L.C.                                                                                 308,169            1,151,283
          Morse P.L.C.                                                                                 277,169              455,238
          MTL Instruments Group P.L.C.                                                                  24,678              156,362
     *    nCipher P.L.C.                                                                                99,572              342,981
          Netstore P.L.C.                                                                              143,737               95,212
     *    Northgate Information Solutions P.L.C.                                                     1,728,640            2,577,272
     *    NSB Retail P.L.C.                                                                          1,119,725              681,210
          Oxford Instruments P.L.C.                                                                    136,455              569,850
     *    Parity Group P.L.C.                                                                          381,072               27,863
          Planit Holdings P.L.C.                                                                       235,000               91,751
     *    Plasmon P.L.C.                                                                               135,733              338,638
          Premier Farnell P.L.C.                                                                     1,256,569            3,480,261
          Psion P.L.C.                                                                                 378,897            1,049,653
     *    QA P.L.C.                                                                                    158,950                2,362
          Renishaw P.L.C.                                                                              188,734            3,008,346
     *    Retail Decisions P.L.C.                                                                      188,904              417,343
          RM P.L.C.                                                                                    359,199              981,896
          Rotork P.L.C.                                                                                223,601            2,313,737
          Roxboro Group P.L.C.                                                                          90,243              387,824
          Royalblue Group P.L.C.                                                                       106,484            1,233,940
     *    SCI Entertainment P.L.C.                                                                      33,370              307,400
     *    Scipher P.L.C.                                                                                34,563                  672
     *    SDL P.L.C.                                                                                   203,748              633,546
     *    Servicepower Technologies P.L.C.                                                             150,000               90,856
          Spectris P.L.C.                                                                              470,110            4,992,698
     *    Spirent P.L.C.                                                                             2,209,226            1,832,875
     *    Superscape P.L.C.                                                                            302,847              113,316
     *    Surfcontrol P.L.C.                                                                            81,878              648,553
     *    Tadpole Technology P.L.C.                                                                    427,207               23,301
          Telemetrix P.L.C.                                                                            177,320              204,453
     *    Telspec P.L.C.                                                                                25,000                5,821
     *    The Innovation Group P.L.C.                                                                1,116,429              530,125
          Trace Computers P.L.C.                                                                        33,552               55,692
          TT Electronics P.L.C.                                                                        361,387              883,788
     *    TTP Communications P.L.C.                                                                    611,908              302,384
          Vega Group P.L.C.                                                                             69,342              227,981
          Vislink P.L.C.                                                                               124,752               91,804
     *    Wolfson Microelectronics P.L.C.                                                              331,328            1,654,541
          Workplace Systems International P.L.C.                                                       238,739               42,121
          XAAR P.L.C.                                                                                  167,514              761,977
          XANSA P.L.C.                                                                                 949,089            1,357,555
          XKO Group P.L.C.                                                                              30,304               53,796
                                                                                                                 ------------------
Total Information Technology                                                                                             61,532,583
                                                                                                                 ------------------
Energy -- (7.3%)
          Abbot Group P.L.C.                                                                           704,157            3,068,942
          Anglo Pacific Group P.L.C.                                                                   267,628              604,264
          Burren Energy P.L.C.                                                                         421,226            6,591,322
     *    Dana Petroleum P.L.C.                                                                        261,198            4,169,082
     *    Emerald Energy P.L.C.                                                                        169,128              506,814
          Expro International Group P.L.C.                                                             240,769            2,079,897
          Fisher (James) & Sons P.L.C.                                                                 153,696            1,016,299
     *    Fortune Oil P.L.C.                                                                         3,248,130              348,385
          Hunting P.L.C.                                                                               416,004            2,208,078
          JKX Oil and Gas P.L.C.                                                                       437,062            1,613,884
     *    KBC Advanced Technologies P.L.C.                                                              68,734               53,900
          Lupus Capital P.L.C.                                                                         429,989               84,747

          Melrose Resources P.L.C.                                                                     279,182            1,751,544
          Paladin Resources P.L.C.                                                                   1,038,531            6,380,904
     *    Premier Oil P.L.C.                                                                           264,560            3,401,754
     *    Soco International P.L.C.                                                                    248,936            3,186,421
          Sondex P.L.C.                                                                                206,804              750,675
          U.K. Coal P.L.C.                                                                             322,996              767,990
     *    Venture Production P.L.C.                                                                    396,524            3,422,399
          Wood Group (John) P.L.C.                                                                   1,407,609            4,940,744
                                                                                                                 ------------------
Total Energy                                                                                                             46,948,045
                                                                                                                 ------------------
Consumer Staples -- (5.3%)
          Anglo Eastern Plantations P.L.C.                                                              87,249              323,754
          Arla Foods UK P.L.C.                                                                       1,674,839            1,607,483
          Barr (A.G.) P.L.C.                                                                            43,000              697,535
          Body Shop International P.L.C.                                                               583,233            2,567,158
          Cranswick P.L.C.                                                                             151,057            1,570,490
          Dairy Crest Group P.L.C.                                                                     411,682            3,563,451
          Devro P.L.C.                                                                                 533,228            1,211,417
          Greggs P.L.C.                                                                                 38,326            3,011,123
          Hardys & Hansons P.L.C.                                                                       56,379              675,905
          Kleeneze P.L.C.                                                                              109,256              206,081
          McBride P.L.C.                                                                               698,504            1,832,158
          Nichols P.L.C.                                                                                66,550              243,302
          Northern Foods P.L.C.                                                                      1,742,847            4,619,707
          Premier Foods P.L.C.                                                                          43,796              222,596
          PZ Cuzzons P.L.C.                                                                             49,859            1,353,999
          Richmond Foods P.L.C.                                                                         57,804              516,895
          Robert Wiseman Dairies P.L.C.                                                                199,037              953,120
          Somerfield P.L.C.                                                                            722,361            2,437,467
          Swallowfield P.L.C.                                                                           15,000               19,346
          Thorntons P.L.C.                                                                             158,000              439,355
          Uniq P.L.C.                                                                                  263,207              509,790
          Whittard of Chelsea P.L.C.                                                                    37,487               47,060
          Wolverhampton & Dudley Breweries P.L.C.                                                      246,522            5,317,861
          Young & Co's Brewery P.L.C.                                                                   10,000              307,294
          Young & Co's Brewery P.L.C. Class A                                                            5,234              209,541
                                                                                                                 ------------------
Total Consumer Staples                                                                                                   34,463,888
                                                                                                                 ------------------
Health Care -- (4.2%)
     *    Acambis P.L.C.                                                                               282,492            1,035,313
     *    Alizyme P.L.C.                                                                               345,593              729,474
     *    Antisoma P.L.C.                                                                            1,157,754              410,218
     *    Axis-Shield P.L.C.                                                                           159,015              842,648
          Bespak P.L.C.                                                                                 96,061              820,740
     *    Biocompatibles International P.L.C.                                                           94,045              384,928
     *    Bioquell P.L.C.                                                                               50,194               84,975
          Biotrace International P.L.C.                                                                150,131              191,864
     *    Cambridge Antibody Technology Group P.L.C.                                                   120,171            1,407,847
          Care U.K. P.L.C.                                                                             183,829            1,514,329
     *    Clinical Computing P.L.C.                                                                     46,666                8,107
          Corin Group P.L.C.                                                                           124,334              724,591
          Dechra Pharmaceuticals P.L.C.                                                                168,094              731,853
          Ferraris Group P.L.C.                                                                        148,288              256,888
     *    Genetix Group P.L.C.                                                                         151,246              144,716
          Goldshield Group P.L.C.                                                                      123,034              754,441
     *    Gyrus Group P.L.C.                                                                           350,450            2,184,484
          Huntleigh Technology P.L.C.                                                                   90,597              561,454
          Isoft Group P.L.C.                                                                           737,364            4,852,158
          Isotron P.L.C.                                                                                70,674              718,793
     *    M.L. Laboratories P.L.C.                                                                   1,291,691              558,937
     *    Medical Solutions P.L.C.                                                                     140,731               19,898
     *    Medisys P.L.C.                                                                               586,814               26,443
          Nestor Healthcare Group P.L.C.                                                               303,219              678,783
     *    Osmetech P.L.C.                                                                               66,935               28,068
     *    Oxford Biomedica P.L.C.                                                                    1,371,278              627,814
     *    Pharmagene P.L.C.                                                                            160,000               46,994
     *    Phytopharm P.L.C.                                                                            111,349              120,370
     *    Protherics P.L.C.                                                                            854,366              779,920
     *    Provalis P.L.C.                                                                              796,584               27,851

          Ransom (William) & Son P.L.C.                                                                 30,000               23,320
   * #    Skyepharma P.L.C.                                                                          1,738,458            1,487,380
          SSL International P.L.C.                                                                     630,184            3,061,846
          Sygen International P.L.C.                                                                   768,253              835,482
     *    Theratase P.L.C.                                                                              80,563               46,173
     *    Vernalis P.L.C.                                                                              334,552              367,346
                                                                                                                 ------------------
Total Health Care                                                                                                        27,096,446
                                                                                                                 ------------------
Materials -- (3.6%)
     *    Amberley Group P.L.C.                                                                        200,000               40,640
     *    API Group P.L.C.                                                                             103,483              217,024
     *    Applied Optical Technologies P.L.C.                                                          117,822               80,991
          Baggeridge Brick P.L.C.                                                                       98,000              251,314
          British Polythene Industries P.L.C.                                                           86,272              649,959
          Carclo P.L.C.                                                                                180,595              219,051
          Chamberlin & Hill P.L.C.                                                                      18,000               70,815
          Chapelthorpe P.L.C.                                                                          656,803              176,592
          Coral Products P.L.C.                                                                         50,000               16,728
          Croda International P.L.C.                                                                   451,631            3,514,436
          Cropper (James) P.L.C.                                                                        22,000               72,721
          Delta P.L.C.                                                                                 433,707              822,508
          DS Smith P.L.C.                                                                            1,237,383            3,213,901
          Dyson Group P.L.C.                                                                            96,928              439,138
          Elementis P.L.C.                                                                           1,542,189            1,866,823
          Ennstone P.L.C.                                                                            1,122,247              754,446
     *    European Colour P.L.C.                                                                        82,090               22,411
          Filtrona P.L.C.                                                                               74,898              348,296
     *    Greenwich Resources P.L.C.                                                                   438,664               20,103
          Hill & Smith Holdings P.L.C.                                                                 179,226              699,836
          Inveresk P.L.C.                                                                              150,000               44,428
          Macfarlane Group P.L.C.                                                                      228,287              134,522
          Marshalls P.L.C.                                                                             581,983            3,055,905
          Metalrax Group P.L.C.                                                                        358,740              460,506
          Porvair P.L.C.                                                                               106,246              222,874
          RPC Group P.L.C.                                                                             295,073            1,249,345
          Scapa Group P.L.C.                                                                           319,593              109,646
          Treatt P.L.C.                                                                                 14,957               65,470
          UCM Group P.L.C.                                                                              41,980               36,343
          Victrex P.L.C.                                                                               284,818            3,145,551
          Yule Catto & Co. P.L.C.                                                                      278,083            1,338,729
          Zotefoams P.L.C.                                                                              62,000               87,821
                                                                                                                 ------------------
Total Materials                                                                                                          23,448,873
                                                                                                                 ------------------
Telecommunication Services -- (1.3%)
          Bristol Water Group P.L.C.                                                                    27,120              407,669
   * #    Colt Telecom Group P.L.C.                                                                  2,574,360            2,565,985
          Dee Valley Group P.L.C.                                                                        4,214               72,063
          Hydro International P.L.C.                                                                    27,669               46,090
          Kingston Communications P.L.C.                                                               850,036              980,787
     *    Redstone P.L.C.                                                                              376,324               35,242
          Telecom Plus P.L.C.                                                                          149,831              359,060
     *    Thus Group P.L.C.                                                                          4,572,940            1,243,544
     *    Vanco P.L.C.                                                                                 145,748            1,275,354
          Viridian Group P.L.C.                                                                        109,350            1,631,081
                                                                                                                 ------------------
Total Telecommunication Services                                                                                          8,616,875
                                                                                                                 ------------------
Other -- (0.0%)
     *    Argonaut Games P.L.C.                                                                        100,000                5,404
     *    Bombshell, Ltd.                                                                                  932                  927
     *    Ferguson International Holdings P.L.C.                                                        89,105               36,983
     *    Full Circle Future, Ltd.                                                                     135,600                    0
     *    Garton Engineering P.L.C.                                                                     10,248                    0
     *    IMS Group P.L.C.                                                                              75,000                5,837
     *    Industrial & Commercial Holdings P.L.C.                                                        5,000                  130
     *    Radamec Group P.L.C.                                                                          35,000                    0
     *    Richmond Oil & Gas P.L.C.                                                                    220,000                    0
     *    RMS Communications P.L.C.                                                                     15,000                    0
     *    Secure Ventures (No. 1) P.L.C.                                                                62,500                    0
     *    Secure Ventures (No. 3) P.L.C.                                                                62,500                    0

     *    Secure Ventures (No. 6) P.L.C.                                                                62,500                    0
     *    Secure Ventures (No. 7) P.L.C.                                                                62,500                    0
     *    SFI Holdings, Ltd. Series A                                                                   26,713               14,321
     *    Tandem Group P.L.C.                                                                          327,365                    0
     *    Terence Chapman Group P.L.C.                                                                  62,500                  343
     *    Waterdorm P.L.C.                                                                             105,000                    0
     *    Wraith P.L.C.                                                                                  1,400                2,227
                                                                                                                 ------------------
Total Other                                                                                                                  66,172
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                     640,133,793
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.1%)
Other -- (0.1%)
     *    Autonomy Corp. P.L.C. Rights 12/19/05                                                        118,184              202,338
     *    Kiln P.L.C. Rights 12/16/05                                                                  242,927               28,357
     *    Letter of Entitlements - Audemars Piguet                                                      90,242                    0
     *    Planestation Group P.L.C. Warrants 01/13/11                                                  229,653                  199
     *    SFI Holdings, Ltd. Litigation Certificate                                                     26,713                    0
     *    Umeco P.L.C. Rights 12/09/05                                                                  54,505              110,754
     *    Vernalis P.L.C. Rights                                                                       104,547                    0
                                                                                                                 ------------------
Total Other                                                                                                                 341,648
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                       341,648
                                                                                                                 ------------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                            ------------------
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
    ^  Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by
         $5,882,396 U.S. STRIPS, 05/15/11, valued at $4,647,015) to be repurchased at
         $4,555,897                                                                         $            4,555            4,555,397
       Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized
         by $2,121,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,078,580) to be
         repurchased at $2,047,221                                                                       2,047            2,047,000
                                                                                                                 ------------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                          6,602,397
                                                                                                                 ------------------
TOTAL INVESTMENTS-- (100.0%)
(Cost $519,429,840)                                                                                              $      647,077,838
                                                                                                                 ==================

                    See accompanying Notes to Financial Statements.

                         THE CONTINENTAL SMALL COMPANY SERIES
                                SCHEDULE OF INVESTMENTS

                                   NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                            ------------------   ------------------
SWITZERLAND -- (14.0%)
COMMON STOCKS -- (13.9%)
     *    4M Technologies Holding SA                                                                    18,445   $           69,119
          A. Hiestad Holding AG                                                                          1,056              749,333
     *    Actelion, Ltd.                                                                                51,203            4,985,032
          AFG Arbonia-Forster Holding AG                                                                 3,263              853,267
          Agie Charmilles Holding AG                                                                     3,402              291,943
          Allreal Holding AG                                                                            14,335            1,263,632
          Also Holding AG                                                                                  569              170,710
          Amazys Holding AG                                                                              9,061              528,897
          Ascom Holding AG                                                                              70,052              957,617
          Bachem AG                                                                                     26,438            1,491,023
          Baloise-Holding AG                                                                            43,500            2,314,742
          Bank Coop AG                                                                                  29,405            1,620,808
          Bank Sarasin & Cie Series B, Basel                                                               968            1,919,058
          Banque Cantonale de Geneve                                                                     1,344              195,035
          Banque Cantonale du Jura                                                                         450              129,886
          Banque Cantonale Vaudoise                                                                      9,431            2,532,489
          Banque Privee Edmond de Rothschild SA, Geneve                                                    152            2,151,290
     *    Barry Callebaut AG                                                                             8,120            2,584,355
          Basellandschaftliche Kantonalbank                                                                600              459,994
          Basler Kantonalbank                                                                            5,250              425,289
          Batigroup Holding AG                                                                          16,114              253,969
          Belimo Holdings AG                                                                             1,332              739,397
     *    Berna Biotech AG                                                                             102,390              961,785
          Berner Kantonalbank                                                                            7,907            1,094,365
     *    BHB Beteiligungs und Finanzgesellschaft                                                          150                5,008
          Bobst Group SA                                                                                36,682            1,396,443
          Bossard Holding AG                                                                             7,906              482,610
     *    Bucher Industries AG                                                                          32,839            2,564,246
          BVZ (Brig Visp Zermatt) Holding AG                                                               580              134,250
          Calida Holding AG                                                                                396              126,371
     *    Card Guard AG                                                                                 15,187               49,727
          Carlo Gavazzi Holding AG                                                                       1,065              132,606
          Charles Voegele Holding AG                                                                    28,009            2,037,883
          Cie Financiere Tradition                                                                       5,202              524,540
          Compagnie vaudoise d'electricite                                                               1,322            1,252,623
     *    Converium Holding AG                                                                         415,436            3,985,338
          Conzzeta Holdings AG                                                                           1,415            1,830,222
     *    COS Computer Systems AG                                                                        4,391              104,981
     *    Crealogix Holding AG                                                                           1,318               74,118
          Daetwyler Holding AG, Atldorf                                                                    348            1,136,288
          Edipresse SA, Lausanne                                                                         1,410              574,779
          EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg                                    3,207            1,949,943
          Eichhof Holding AG                                                                               188              205,083
     *    ELMA Electronic AG                                                                               472               91,482
     #    Emmi AG                                                                                       12,206            1,048,011
          Ems-Chemie Holding AG                                                                         24,021            2,078,522
          Energie Electrique du Simplon SA                                                                 350              132,669
          Energiedienst Holding AG                                                                       8,265            2,668,030
          Escor Casino & Entertainment AG                                                                2,010               34,952
          Feintol International Holding AG                                                               1,181              300,157
     *    Fischer (Georg) AG, Schaffhausen                                                              10,581            3,404,824
     *    Flughafen Zuerich AG                                                                           6,028              992,456
     *    Forbo Holding AG, Eglisau                                                                      4,930            1,026,916
          Fuchs Petrolub AG Oel & Chemie Non-Voting                                                     18,009              747,604
          Galenica Holding, Ltd. AG, Bern                                                               14,709            2,684,316
          Generali (Switzerland) Holdings, Adliswil                                                      2,082              539,419
          Getaz Romang Holding SA                                                                        1,231              490,447
     *    Golay-Buchel Holding SA, Lausanne                                                                 40               35,493
          Gurit-Heberlein AG                                                                             1,225            1,135,646
          Helvetia Patria Holding                                                                       10,318            1,969,216
     *    Hexagon AB Series B                                                                           27,240              715,616
          Industrieholding Cham AG, Cham                                                                 1,480              438,101
          Interroll-Holding SA                                                                           1,254              277,977
     *    Intershop Holding AG                                                                           3,444              620,857
     *    Isotis SA                                                                                    195,512              270,247
          Jelmoli Holding AG                                                                             1,521            2,043,414

                                                                                                  SHARES              VALUE++
                                                                                            ------------------   ------------------
          Jelmoli Holding AG, Zuerich (Namen)                                                            2,835              766,702
     *    Kaba Holding AG                                                                                5,543            1,233,497
     *    Kardex AG, Zuerich                                                                            14,561              664,539
          Komax Holding AG                                                                               5,285              385,144
     #    Kudelski SA                                                                                  106,944            3,245,002
          Kuoni Reisen Holding AG                                                                        8,800            3,410,157
     *    Lem Holdings SA                                                                                2,712              205,576
          Luzerner Kantonalbank AG                                                                       7,373            1,300,681
          Metraux Services SA                                                                            1,553              248,176
     *    Micronas Semiconductor Holding AG                                                             78,808            2,572,699
     *    Mikron Holding AG, Biel                                                                       43,452              517,222
     *    Mobilezone Holding AG                                                                         38,456              140,667
     *    Moevenpick-Holding, Zuerich                                                                    1,320              276,267
     *    Nextrom Holding SA                                                                             1,409               12,301
          Orell Fussli Graphische Betriebe AG, Zuerich                                                   5,076              604,887
          OZ Holding AG                                                                                  7,479              463,490
     *    Parco Industriale e Immobiliare SA                                                               600                1,597
          Phoenix Mecano AG, Stein am Rhein                                                              2,749              690,405
          Phonak Holding AG                                                                            125,848            5,349,222
     *    PSP Swiss Property AG                                                                        145,267            6,189,176
          PubliGroupe SA                                                                                 5,314            1,486,719
          Rieters Holdings AG                                                                           13,476            3,868,189
     *    Sarna Kunststoff Holding AG                                                                    5,253              698,989
          Saurer AG                                                                                     44,630            2,900,897
          Schaffner Holding AG                                                                           1,830              237,247
          Schweiter Technology AG                                                                        1,877              345,558
          Schweizerhall Holding AG                                                                       5,725              514,428
          Schweizerische National Versicherungs Gesellschaft                                             1,706              829,350
     *    SEZ Holding AG                                                                                41,286              826,868
          SIA Abrasives Holding AG                                                                       2,301              563,323
          Siegfried Holding AG                                                                           8,560            1,066,623
          Sig Holding AG                                                                                18,251            3,812,194
     *    Sihl                                                                                             150                  342
     *    Sika Finanz AG, Baar                                                                           6,399            4,825,811
          Societe Generale d'Affichage                                                                   5,556              803,689
          Sopracenerina SA                                                                               2,409              460,532
          St. Galler Kantonalbank                                                                        6,890            2,047,088
          Sulzer AG, Winterthur                                                                         11,528            5,547,000
          Swiss Prime Site AG                                                                           51,312            2,288,373
          Swissfirst AG                                                                                 26,315            1,591,773
     *    Swisslog Holding AG                                                                          462,446              415,755
     *    Swissquote Group Holding SA                                                                    1,555              153,397
          Tamedia AG                                                                                     5,397              506,750
          Tecan Group AG                                                                                32,878            1,276,560
     *    Temenos Group AG                                                                              93,600              823,922
     *    Tornos Holding SA                                                                             35,107              298,244
     *    UMS Schweizerische Metallwerke Holding AG, Bern                                               17,585              184,639
   * #    Unaxis Holding AG                                                                             27,910            3,915,838
          Unilabs SA                                                                                    22,319              679,895
     #    Valiant Holding AG                                                                            49,473            4,307,006
          Valora Holding AG                                                                              7,856            1,422,256
          Vaudoise Assurances Holdings                                                                   1,340              138,870
          Villars Holding SA, Fribourg                                                                     150               45,850
     *    Von Roll Holding AG, Gerlafingen                                                             318,291              486,418
          Vontobel Holdings AG                                                                          83,163            2,463,948
          Walliser Kantonalbank                                                                          1,157              394,677
     *    Wmh Walter Meier Holding AG, Zuerich                                                           4,878              305,031
          Zehnder Holding AG                                                                               684              811,560
          Zschokke Holding SA, Geneve                                                                      776              493,344
          Zueblin Holding AG                                                                            78,908              621,059
          Zuger Kantonalbank                                                                               590            1,538,037
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                     155,331,922
                                                                                                                 ------------------
PREFERRED STOCKS -- (0.1%)
          Fuchs Petrolub AG Oel & Chemie                                                                18,009              755,963
                                                                                                                 ------------------
TOTAL -- SWITZERLAND                                                                                                    156,087,885
                                                                                                                 ------------------
FRANCE -- (12.6%)
COMMON STOCKS -- (12.5%)
     *    Actielec Technologies                                                                         19,137               87,056
          Affine                                                                                         2,526              273,419
          Alain Afflelou SA                                                                             28,135              829,559
          Ales Groupe SA                                                                                30,844              545,807
     *    Alten SA                                                                                      53,456            1,627,186

   * #    Altran Technologies SA                                                                       182,539            2,065,456
          Apem SA                                                                                        1,000               68,182
          April Group SA                                                                                38,091            1,391,137
     *    Archos                                                                                        12,096              289,095
          Arkopharma                                                                                    18,720              304,797
          Assystem Brime SA                                                                             33,323              751,205
          Aubay SA                                                                                      19,090              128,426
     #    Audika SA                                                                                     22,509              457,251
     *    Baccarat SA                                                                                    1,090              148,597
          Bacou-Dalloz                                                                                  11,217              969,728
          Banque Tarneaud SA                                                                             1,000              177,059
     #    Beneteau SA                                                                                   21,831            1,527,552
     *    Bigben Interactive                                                                             2,100                7,099
          Boiron SA                                                                                     19,537              515,959
          Boizel Chanoine Champagne SA                                                                     600               51,440
          Bonduelle SA                                                                                   6,723              449,712
          Bongrain SA                                                                                   13,784              762,941
          Bourbon                                                                                       31,816            2,629,197
     *    Bricodeal SA                                                                                      50                2,468
          Bricorama SA                                                                                   9,379              507,769
          Brioche Pasquier SA                                                                            2,888              200,476
     *    Bull SA                                                                                    1,403,414            1,396,411
          Burelle SA                                                                                     4,030              548,920
     *    BVRP SA                                                                                       13,034              291,098
     *    Camaieu SA                                                                                     4,988              659,067
     #    Canal Plus SA                                                                                197,490            1,748,478
     #    Carbone Lorraine SA                                                                           40,631            1,719,945
     *    CBo Territoria                                                                                28,320              114,191
          Cegedim SA                                                                                     6,902              569,970
     #    CEGID SA                                                                                      18,000              699,294
     *    Cesar SA                                                                                     142,196              178,421
          CFF Recycling SA                                                                              84,608            2,215,744
     *    Cibox Inter@ctive SA                                                                         166,307               82,496
   * #    Cie Generale de Geophysique SA                                                                28,201            2,527,260
     *    Cie Generale de Geophysique SA Issue 05                                                        8,898              797,403
          Clarins SA                                                                                    10,264              565,092
   * #    Club Mediterranee SA                                                                          42,017            1,868,293
          Compagnie Internationale Andre Trigano Ciat SA                                                   983               25,415
     *    Consortium International de Diffusion et de Representation Sante                                 600                5,440
     *    CS Communication et Systemes                                                                   4,983              188,897
          Cybergun                                                                                       2,210               32,714
          Damartex SA                                                                                   22,900              794,292
     *    Dane-Elec Memory SA                                                                           65,202              381,215
          Delachaux SA                                                                                   1,911              406,971
          Deveaux SA                                                                                     1,040               79,935
     *    Didot-Bottin SA                                                                                1,620              123,483
     *    DMC (Dollfus Mieg et Cie)                                                                     35,375              146,188
     *    Dynaction SA                                                                                  10,660              197,114
     #    Electricite de Strasbourg                                                                     23,784            3,543,776
          Elior                                                                                        225,736            3,009,428
          Encres Dubuit SA                                                                               4,176               34,685
          Esso SA                                                                                        2,900              572,422
     *    Etam Developpement SA                                                                         16,554              631,705
     *    Euraltech SA                                                                                  11,700               11,863
     *    Euro Disney SCA                                                                            4,981,489              646,047
          Evialis SA                                                                                     2,611              113,350
          Exel Industries SA                                                                             2,393              165,130
          Explosifs et de Produits Chimiques                                                               524              243,962
     #    Faurecia SA                                                                                   30,667            2,007,268
          Fimalac SA                                                                                   111,143            7,072,115
          Fininfo SA                                                                                     9,760              201,899
          Finuchem SA                                                                                   11,078              248,435
          Fleury Michon SA                                                                               3,100              149,512
          Foncia Groupe                                                                                 18,840              535,688
          Francois Freres (Tonnellerie) SA                                                               3,150              100,197
     *    Gantois Series A                                                                                 647                9,917
          Gascogne SA                                                                                    6,472              473,987
          Gaumont SA                                                                                    14,607              844,994
     *    Geci International                                                                            52,548              120,514
          Generale de Sante                                                                             63,926            2,206,722
          Generale Location SA                                                                          13,863              456,116
          Geodis SA                                                                                      4,379              526,650
          Gevelot                                                                                        3,584              231,065
     *    GFI Informatique SA                                                                           98,608              632,300
     #    Gifi                                                                                           4,678              129,849
     *    Ginger (Groupe Ingenierie Europe)                                                              2,600               36,337

          Grands Moulins de Strasbourg                                                                     110               64,196
          Group Open SA                                                                                  8,551              124,867
          Groupe Ares SA                                                                                10,632               42,604
          Groupe Crit                                                                                    6,900              219,715
     *    Groupe Flo SA                                                                                 22,019              199,342
     *    Groupe Focal SA                                                                                1,400               13,766
     *    Groupe Go Sport SA                                                                             2,207              157,729
          Groupe Guillin SA                                                                              1,200               79,994
          Groupe Steria                                                                                 37,118            1,903,806
          Guerbet SA                                                                                     2,103              266,579
          Guyenne et Gascogne SA                                                                        26,000            2,543,855
     #    Havas SA                                                                                      62,300              280,195
          Hyparlo SA                                                                                    11,028              494,074
          IDSUD                                                                                          1,328               56,421
     *    IEC Professionnel Media                                                                       19,353               47,563
     *    IMS International Metal Service SA                                                            12,630              230,878
          Industrielle et Financiere d'Entreprise SA                                                       300               71,836
   * #    Infogrames Entertainment SA                                                                  311,327              519,703
          Ingenico SA                                                                                   61,820              979,720
     #    Ipsos SA                                                                                      10,687            1,310,052
          Kaufman et Broad SA                                                                           15,476            1,130,598
          Lafuma SA                                                                                      1,155               89,131
          Laurent-Perrier                                                                                7,722              418,185
          Lectra Systemes SA                                                                            23,092              122,724
          Lisi SA                                                                                        7,827              424,682
     #    Locindus                                                                                      20,056              942,656
   * #    LVL Medical Groupe SA                                                                         18,995              204,826
          Manitou SA                                                                                    44,368            1,734,411
          Manutan International SA                                                                       5,104              264,837
     *    Marie Brizard & Roger International SA                                                         1,765              208,202
     *    Metaleurop SA                                                                                 35,449               22,569
          MGI Coutier SA                                                                                 2,753               84,259
     *    MoneyLine SA                                                                                   1,336               44,676
          Montupet SA                                                                                   32,450              588,226
          Mr. Bricolage SA                                                                               6,600              119,112
          Nexans SA                                                                                     56,318            2,658,002
          Norbert Dentressangle                                                                          8,372              434,449
     #    NRJ Group                                                                                    143,499            3,212,125
          Oberthur Card Systems SA                                                                      58,441              495,971
     *    Oeneo                                                                                         69,736              107,840
     *    Orpea                                                                                         31,451            1,743,038
     *    Otor SA                                                                                       13,700               75,915
          Paris Orleans et Cie SA                                                                        2,832              794,044
          Passat SA                                                                                      3,843               36,658
   * #    Penauille Polyservices SA                                                                     15,300              167,189
          Petit Forestier SA                                                                             3,043              141,838
          Pierre & Vacances                                                                              7,816              586,421
          Pinguely-Haulotte SA                                                                          41,466              749,421
          Plastic Omnium SA                                                                             30,846              980,411
          Plastivaloire SA                                                                               1,700               37,971
          Prosodie SA                                                                                    5,183              120,072
          Provimi SA                                                                                    48,939            1,102,677
          PSB Industries SA                                                                              6,200              234,625
          Radiall SA                                                                                     1,340              104,190
          Rallye SA                                                                                     75,206            3,146,341
          Remy Cointreau SA                                                                             38,545            1,578,784
   * #    Rhodia SA                                                                                    874,663            1,649,957
          Robertet SA                                                                                    2,183              299,613
          Rodriguez Group SA                                                                            23,307            1,372,564
          Rougier SA                                                                                     2,040              180,202
          Rubis SA                                                                                      16,910            1,100,585
     *    S.T. Dupont SA                                                                                 3,800               18,100
          Sabeton SA                                                                                    13,500              192,622
          Samse SA                                                                                       4,400              702,077
          Sasa Industries SA                                                                             2,198               77,746
     *    Saveurs de France-Brossard                                                                     3,731              230,620
          SCOR SA                                                                                    2,575,766            5,199,151
          SDR de la Bretagne                                                                             3,305               75,431
          SEB SA                                                                                        21,300            2,260,410
          Sechilienne-Sidec                                                                              2,200            1,112,335
          Securidev SA                                                                                   1,500               27,368
          Signaux Girod SA                                                                                 894               68,675
          SILIC (Societe Immobiliere de Location pour L'industrie et le Commerce)                       23,530            2,156,018
          Smoby SA                                                                                       1,172              102,945
     #    Societe des Bains de Mer et du Cercle des Etrangers a Monaco                                   4,615            2,992,584
          Societe Industrielle D'Aviations Latecoere SA                                                 15,087              625,309

          Societe Pour L'Informatique Industrielle SA                                                    3,457              185,172
     *    Sogeclair SA                                                                                     595               23,587
     *    Solving International SA                                                                       6,829               63,621
     #    Somfy SA                                                                                      22,900            4,645,221
          Sopra SA                                                                                       9,070              641,040
     *    Spir Communication SA                                                                          4,886              715,443
     #    SR Teleperformance                                                                            90,928            2,811,735
          Stallergenes SA                                                                                5,369              771,248
          Ste Virbac SA                                                                                 12,385              554,236
          Stef-Tfe SA                                                                                    4,483              735,042
          Sucriere de Pithiviers-Le-Vieil                                                                1,825            1,290,978
     *    Sylis SA                                                                                       9,782               43,626
          Synergie SA                                                                                    9,180              324,796
     #    Taittinger SA                                                                                 12,700            5,043,257
     *    Teamlog SA                                                                                     9,004               35,520
          Tessi SA                                                                                       2,650              134,212
     *    Tipiak SA                                                                                        518               46,341
          Toupargel-Agrigel SA                                                                           6,200              251,120
          Trigano SA                                                                                    32,572            1,335,045
   * #    UbiSoft Entertainment SA                                                                      30,845            1,405,722
          Unilog SA                                                                                     20,794            1,789,545
          Union Financiere de France Banque SA                                                          12,706              581,041
     *    Valtech                                                                                      187,303              142,857
          Viel et Compagnie                                                                             44,339              195,466
          Vilmorin et Cie SA                                                                             2,471              474,742
          VM Materiaux SA                                                                                1,103              159,058
          Vranken Monopole                                                                               3,417              160,619
     *    XRT                                                                                           73,575              125,777
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                     139,732,603
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.1%)
     *    Ales Groupe SA Warrants 03/23/09                                                                 316                1,900
     *    Group Open SA Warrants 10/21/06                                                                1,000                  613
     *    Groupe Focal SA Warrants 02/21/10                                                                466                    0
     *    Oeneo Warrants 08/26/06                                                                       14,365                  339
     *    Prosodie SA Warrants 10/28/06                                                                    900                  361
     *    Rhodia SA Rights 12/07/05                                                                    874,663              422,802
     *    Rubis SA Warrants 12/22/05                                                                    16,910               23,924
     *    UbiSoft Entertainment SA Warrants 05/14/06                                                     4,100                3,529
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                       453,468
                                                                                                                 ------------------
TOTAL -- FRANCE                                                                                                         140,186,071
                                                                                                                 ------------------
GERMANY -- (10.5%)
COMMON STOCKS -- (10.5%)
     *    3U Telecom AG                                                                                 81,002               82,940
          A.S. Creation Tapeton AG                                                                       2,900               93,555
     *    AAP Implantate AG                                                                             26,950               60,221
   * #    Aareal Bank AG                                                                                57,989            2,183,995
     *    Acg AG Fuer Chipkarten und Informationssysteme                                                16,940                8,573
          Ackermann-Goeggingen AG                                                                        8,100              200,487
     *    AC-Service AG                                                                                  7,811               46,506
     *    Adlink Internet Media AG                                                                      42,605              184,924
   * #    Adva AG Optical Networking                                                                    39,883              246,338
          Agrob AG                                                                                       5,800               53,639
   * #    Aixtron AG                                                                                   109,124              312,563
     *    Allbecon AG                                                                                   16,208               41,637
          Amadeus Fire AG                                                                               10,442               81,838
     *    Analytik Jena AG                                                                               5,259               32,828
          Andreae-Noris Zahn AG, Anzag                                                                  27,200            1,105,437
     *    Articon Integralis AG                                                                         14,031               47,543
          Atoss Software AG                                                                              3,700               38,383
     *    Augusta Technologie AG                                                                         2,174               15,890
          Ava Allgemeine Handelsgesellschaft der Verbraucher AG                                         35,814            2,025,300
          AWD Holding AG                                                                                66,316            1,789,878
     #    Baader Wertpapier Handelsbank AG                                                              27,351              196,524
          Balda AG                                                                                      52,208              644,718
     *    Basler AG                                                                                      3,200               45,687
   * #    Beate Uhse AG                                                                                 56,241              396,394
          Bechtle AG                                                                                    25,498              500,000
          Berliner Elektro Holding AG                                                                   22,761              232,854
          Bertrandt AG                                                                                   9,850               99,068
          Beta Systems Software AG                                                                       2,850               33,132
     *    Bien-Haus AG                                                                                   2,400               31,143
          Bilfinger & Berger Bau AG                                                                     77,023            3,448,410

     *    Biolitec AG                                                                                    8,000               55,095
          Biotest AG                                                                                    15,382              434,853
   * #    BKN International AG                                                                          17,600               81,476
     *    BMP AG                                                                                        13,454               36,109
          Boewe Systec AG                                                                                7,866              448,523
     *    Borussia Dortmund GMBH & Co. KGAA                                                             35,198              108,194
          Bremer Energiekonto AG                                                                        14,700               39,827
     *    Broadnet Mediascape Communications AG                                                         26,715              101,295
     *    CBB Holding AG                                                                               102,602               17,661
     *    Ce Consumer Electronic AG                                                                     43,747               19,599
     *    Ceag AG                                                                                       20,670              191,567
          Cenit AG Systemhaus                                                                            7,975              218,842
     *    Centrotec Hochleistungskunststoffe AG                                                         13,684              398,521
          Cewe Color Holding AG                                                                          9,649              428,330
     *    CNV Vermoegensverwaltungs AG                                                                   6,625               41,025
     #    Comdirect Bank AG                                                                            120,666            1,066,369
          Computerlinks AG                                                                               5,700               76,415
     *    Condomi AG                                                                                     1,800                2,103
     *    COR AG Insurance Technologies                                                                 16,018               60,729
     *    CTS Eventim AG                                                                                29,600              782,319
          Curanum AG                                                                                    21,500              155,842
   * #    D. Logistics AG                                                                               54,801              123,953
          DAB Bank AG                                                                                  103,989              812,154
          Data Modul AG                                                                                  5,600               60,405
   * #    DEAG Deutsche Entertainment AG                                                                33,121              104,314
          Deutsche Euroshop AG                                                                          31,890            1,690,749
     *    Deutsche Steinzeug Cremer & Breuer AG                                                         87,200               63,813
   * #    Deutz AG                                                                                     143,873              625,583
          Dierig Holding AG                                                                             10,500              113,891
          Dis Deutscher Industrie Service AG                                                            18,524            1,072,791
          Douglas Holding AG                                                                            85,177            3,197,144
          Dr. Hoenle AG                                                                                 10,413              110,482
     *    Drillisch AG                                                                                  58,758              326,758
     *    Duerr Beteiligungs AG                                                                         17,593              331,028
          DVB Bank AG                                                                                    7,124            1,353,764
     *    Easy Software AG                                                                              13,167               93,419
          Eckert and Ziegler Strahlen - und Medizintechnik AG                                            3,000               38,566
   * #    Elexis AG                                                                                     14,892              337,711
          Elmos Semiconductor AG                                                                        23,218              242,446
          ElreingKlinger AG                                                                              6,000              225,601
   * #    Em.TV AG                                                                                     118,273              545,235
     *    Emprise Management Consulting AG                                                              24,502               36,935
     *    EMS New Media AG                                                                              42,609               70,018
     *    Epcos AG                                                                                     131,645            1,633,297
          Erlus Baustoffwerke AG                                                                           297              115,164
     *    Escada AG                                                                                     20,520              524,680
          Euwax AG                                                                                       1,313               44,893
   * #    Evotec Biosystems AG                                                                         131,267              404,802
     #    Fielmann AG                                                                                   29,181            2,004,081
   * #    FJA AG                                                                                         9,889               44,373
     *    FJH AG Issue 05                                                                                3,559               15,969
          Fortec Elektronik AG                                                                           2,130              117,537
          Freenet.De AG                                                                                 50,400            1,162,449
          Fuchs Petrolub AG Oel & Chemie                                                                20,079              853,413
     *    Geratherm Medical AG                                                                           8,513               60,745
          Gerry Weber International AG                                                                  30,315              519,142
          Gesco AG                                                                                       4,520              152,355
          GFK AG                                                                                        45,483            1,662,669
     *    GFT Technologies AG                                                                           22,600               67,093
     *    GPC Biotech AG                                                                                42,199              476,297
          Grenkeleasing AG                                                                              16,343              901,569
          Grundstuecks & Baugesellschaft AG                                                              3,567              160,388
          Gwag Bayerische Wohnungs- Aktiengesellschaft AG                                                3,383              179,484
          Hamborner AG                                                                                  21,000              784,863
          Hawesko Holdings AG                                                                            5,291              203,327
     *    Herlitz AG                                                                                     6,962               44,715
     *    Hoeft & Wessel AG                                                                             11,847               84,857
     *    Hucke AG                                                                                      11,123               42,607
          Hugo Boss AG                                                                                  25,100              870,445
          Hutschenreuther AG                                                                             2,800               33,342
          Hyrican Informations Systeme AG                                                                4,483               38,363
     *    I-D Media AG                                                                                   9,700               27,876
          IFA Hotel & Touristik AG                                                                       7,000               62,906
     *    IM International Media AG                                                                     61,123               70,622
          Indus Holding AG                                                                              17,692              574,676
     *    Inka AG Fuer Beteiligungen                                                                        30                5,093
     *    Innovation in Traffic Systems AG                                                              12,300               88,379

          Interseroh AG                                                                                 12,506              397,204
   * #    Intershop Deutschland AG                                                                      15,053               18,097
     *    Intertainment AG                                                                               8,500                8,782
     *    Isra Vision Systems AG                                                                         4,691              105,039
     *    itelligence AG                                                                                18,143               45,504
          IVG Immobilien AG                                                                            143,237            2,771,325
     *    IVU Traffic Technologies AG                                                                   18,574               30,336
          Iwka AG                                                                                       61,169            1,123,509
     *    Jack White Productiions AG                                                                    10,887              117,365
     *    Jenoptik AG                                                                                  101,045              819,217
          K & S Aktiengesellschaft AG                                                                   55,500            3,509,509
          Kampa-Haus AG                                                                                 10,375               79,830
          Keramag Keramische Werke AG                                                                   13,000              932,644
     #    Kloeckner-Werke AG                                                                            53,211              616,277
   * #    Kontron AG                                                                                    92,611              753,057
          Krones AG                                                                                     13,526            1,219,329
     *    KSB AG                                                                                         2,387              419,802
          KWS Kleinwanzlebener Saatzucht AG                                                              1,694            1,367,191
     *    Leica Camera AG                                                                                1,466                9,060
     *    Leifheit AG                                                                                   12,500              336,197
          Leoni AG                                                                                     112,500            3,553,975
     *    Loewe AG                                                                                       7,100               93,302
     *    Loewe AG Issue 05                                                                              1,775               23,325
          LPKF Laser & Electronics AG                                                                   12,071               84,269
     *    Mania Technologie AG                                                                          12,670               22,581
          Masterflex AG                                                                                  4,400              131,347
     *    Maxdata AG                                                                                    32,897              113,178
     *    Mediclin AG                                                                                   50,090              110,485
   * #    Medigene AG                                                                                   20,165              191,602
     #    Medion AG                                                                                     61,027              782,295
     *    Mensch und Maschine Software AG                                                               13,843               87,302
     #    Mobilcom AG                                                                                  118,599            2,410,349
     *    Mologen AG                                                                                    14,603              175,122
     *    Morphosys AG                                                                                  10,929              468,496
     *    Mosaic Software AG                                                                             5,200                8,688
          Muehlabauer Holdings AG & Co. KGAA                                                            11,833              488,501
          MVV Energie AG                                                                                59,215            1,228,983
     *    MWG Biotech AG                                                                                30,700                6,946
          Nemetschek AG                                                                                 12,386              199,216
     *    Neschen AG                                                                                     5,800               12,030
     *    Net AG Infrastructure, Software & Solutions                                                   45,649               74,168
     *    Nexus AG                                                                                      25,033              115,526
          Norddeutsche Affinerie AG                                                                     80,492            1,872,002
          Norddeutsche Steingutfabrik AG                                                                 5,960               52,692
     *    Nordwest Handel AG                                                                             3,244               19,025
     *    November AG                                                                                    9,018               36,792
          OHB Technology AG                                                                             24,436              214,620
          Oldenburgische Landesbank AG                                                                   1,463               89,276
     *    Pandatel AG                                                                                    5,700                5,431
          Paragon AG                                                                                    22,134              390,724
     *    Parsytec AG                                                                                   16,725               50,853
          PC-Ware Information Technologies AG                                                            6,782              134,167
     *    Personal & Informatik AG                                                                       5,900               96,251
          Pfeiffer Vacuum Technology AG                                                                 18,888              947,809
     *    Pfleiderer AG                                                                                 51,351            1,009,129
     *    Pironet NDH AG                                                                                14,498               68,354
     *    Pixelpark AG                                                                                  22,213               40,269
     *    Plambeck Neue Energien AG                                                                     36,500               50,711
     *    Plasmaselect AG                                                                               30,655              223,914
     *    Plenum AG                                                                                      9,300               13,404
   * #    Primacom AG                                                                                   35,190              263,373
     *    Produkte und Syteme der Informationstechnologie AG                                            28,873              133,649
          Progress-Werk Oberkirch AG                                                                     6,250              239,868
     *    Pulsion Medical Systems AG                                                                    14,442               80,430
     *    PVATepla AG                                                                                   18,750               79,120
   * #    Qiagen NV                                                                                    386,783            4,371,835
   * #    QSC AG                                                                                       124,164              558,985
          Rational AG                                                                                   15,083            1,683,470
     *    Realtech AG                                                                                    3,650               30,559
          Renk AG                                                                                       19,400              689,510
   * #    REpower Systems AG                                                                             8,044              285,550
          Rheinmetall Berlin AG                                                                         45,000            2,613,173
          Rhoen-Klinikum AG                                                                             48,214            1,806,392
     *    Rinol AG                                                                                       5,900               11,936
     *    Rohwedder AG                                                                                   4,860               64,372
     *    Ruecker AG                                                                                     7,800               48,702
     *    S.A.G. Solarstrom AG                                                                          16,678              135,972

          Sartorius AG                                                                                  23,323              594,222
          Schlott Sebaldus AG                                                                            7,440              254,750
     *    Secunet Security Networks AG                                                                   8,321              112,534
          Sektkellerei Schloss Wachenheim AG                                                            15,120              196,028
     *    Senator Entertainment AG                                                                         980                1,939
     *    SGL Carbon AG                                                                                152,818            2,502,990
          SHB Stuttgarter Finanz - und Beteiligungs AG                                                  18,000              615,435
     *    SHS Informationssysteme AG                                                                    16,831               55,553
   * #    Silicon Sensor International AG                                                                4,630               55,468
   * #    Singulus Technologies AG                                                                      88,485            1,362,969
          Sinner AG, Karlsruhe                                                                           4,160               61,308
     *    SinnerSchrader AG                                                                              8,412               16,470
          Sixt AG                                                                                       19,433              495,482
     *    SM Wirtschaftsberatungs AG                                                                     3,350               24,546
          Software AG                                                                                   50,561            2,453,158
          Stada Arzneimittel AG                                                                        139,858            4,471,945
          Stahl (R.) AG                                                                                  6,300              185,989
     *    Steag Hamtech AG                                                                              35,473              100,642
     *    Stoehr & Co. AG                                                                               16,000               71,683
     *    Strabag AG                                                                                     4,840              381,740
          Stratec Biomedical Systems AG                                                                  3,200              165,919
          Sued-Chemie AG                                                                                29,146            1,541,477
     *    Suess Microtec AG                                                                             30,465              176,458
          Synaxon AG                                                                                     2,462               20,820
          Syskoplan AG                                                                                   3,300               26,774
          Syzygy AG                                                                                     18,000               96,881
          Takkt AG                                                                                      87,707              954,167
     *    TDS Informationstechnologie AG                                                                10,411               25,145
     *    Techem AG                                                                                     35,901            1,546,404
          Technotrans AG                                                                                13,612              277,744
     *    Telegate AG                                                                                   20,500              408,517
          Teles AG                                                                                      26,657              213,476
     *    Textilgruppe Hof AG                                                                           12,170              101,946
     *    TFG Venture Capital AG & Co. KGAA                                                             23,262               64,334
     *    Tomorrow Focus AG                                                                             42,650              105,453
          TTL Information Technology AG                                                                  6,400               14,105
     *    TV Loonland AG                                                                                 7,000               18,916
          Umweltbank AG                                                                                  8,008              116,017
          United Internet AG                                                                            92,804            3,299,828
     *    United Medical Systems International AG                                                       10,753               76,672
     *    Utimaco Safeware AG                                                                           30,830              285,344
     *    Value Management & Research AG                                                                27,950              163,006
     *    Varetis AG                                                                                    11,100               79,975
     *    VBH (Vereinigter Baubeschlag-Handel) AG                                                        9,415               24,276
     *    Vereinigte Deutsche Nickel-Werke AG                                                           12,150                4,159
     *    Vivacon AG                                                                                    31,786            1,097,699
          Vossloh AG                                                                                    25,991            1,404,832
     *    W.O.M. World of Medicine AG                                                                   19,193               53,319
          Wanderer-Werke AG                                                                              7,903              394,134
     *    WaveLight Laser Technologies AG                                                                9,102              170,476
     *    WCM Beteiligungs AG                                                                          440,394              218,274
          Westag and Getalit AG, Rheda-Wiedenbrueck                                                      7,000               82,367
   * #    Wire Card AG                                                                                 168,653              701,411
          Wuerttembergische Lebensversicherung AG                                                       14,627              316,195
          Wuerttembergische Metallwarenfabrik AG                                                        30,330              571,557
     *    Zapf Creation AG                                                                               7,500               73,314
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                     117,033,851
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    IM International Media AG Rights for bonds 12/08/05                                           61,123                    0
     *    IM International Media AG Rights for shares 12/08/05                                          61,123                    0
     *    Plambeck Neue Energien AG Rights                                                              54,751                    0
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                             0
                                                                                                                 ------------------
TOTAL -- GERMANY                                                                                                        117,033,851
                                                                                                                 ------------------
SWEDEN -- (7.3%)
COMMON STOCKS -- (7.3%)
     *    Acandofrontec AB Series B                                                                     50,800               64,479
   * #    Active Biotech AB                                                                             58,600              521,943
          Addtech AB Series B                                                                           38,900              405,323
     *    Alfaskop AB                                                                                    3,200                  317
          Angpannefoereningen AB Series B                                                               10,800              287,284
     *    Anoto Group AB                                                                               178,833              543,220
          Aros Quality Group AB                                                                          7,900              129,105

     *    Artimplant AB Series B                                                                        46,000               46,821
          Axfood AB                                                                                     73,400            1,916,625
     #    Axis AB                                                                                       76,994              461,004
          Ballingslov International AB                                                                  19,300              343,301
          Beiger Electronics AB                                                                         11,700              170,603
          Beijer AB Series B                                                                            11,700              252,988
          Beijer Alma AB Series B                                                                       12,400              298,008
          Bergman & Beving AB Series B                                                                  36,200              463,447
          Biacore International AB                                                                      11,150              285,875
          Bilia AB Series A                                                                            116,725            2,089,752
          Billerud AB                                                                                   74,000              876,160
     *    BioGaia AB Series B                                                                           31,000               67,160
     *    Boliden AB                                                                                   613,400            3,838,160
     *    Bong Ljungdahl AB                                                                             13,000               91,401
     *    Boras Waefveri AB Series B                                                                     8,600               42,542
   * #    Boss Media AB                                                                                 73,700              211,943
     *    Capio AB                                                                                     183,100            3,225,193
          Capona AB                                                                                     25,400              391,847
          Cardo AB                                                                                      47,100            1,063,223
          Castellum AB                                                                                  94,000            3,419,904
          Clas Ohlson AB Series B                                                                       65,750            1,269,205
          Cloetta AB Series B                                                                           22,250              632,718
          Concordia Maritime AB Series B                                                                52,800              266,724
     *    Consilium AB Series B                                                                          5,246               22,493
          D. Carnegie & Co. AB                                                                          98,300            1,380,649
     *    Doro AB Series A                                                                                 400                1,341
     *    Duroc AB Series B                                                                              2,700                7,350
          Elekta AB Series B                                                                           174,000            2,613,876
          Elverket Vallentuna AB                                                                         8,650               54,041
     *    Enea Data AB Series B                                                                        657,000              386,812
          Eniro AB                                                                                     288,700            3,139,633
          Expanda AB                                                                                     6,547               38,501
          Fabege AB                                                                                    164,145            2,769,148
          Fagerhult AB                                                                                  14,100              237,052
   * #    Framtidsfabriken AB                                                                        1,946,000              218,604
          Getinge AB                                                                                    20,000              256,891
          Geveko AB Series B                                                                             8,300              198,082
   * #    Glocalnet AB                                                                                 253,500              114,153
     #    Gunnebo AB                                                                                    57,600              516,824
     *    Gunnebo Industrier AB                                                                         10,000              138,720
          Haldex AB                                                                                     49,100              887,589
          Heba Fastighets AB Series B                                                                   13,500              216,902
          Hexagon AB                                                                                    10,716              281,063
          Hiq International AB                                                                          68,889              354,247
          HL Display AB Series B                                                                         6,000               90,809
          Hoganas AB Series B                                                                           46,400              951,735
     *    IBS AB Series B                                                                              131,200              359,079
     *    Industrial & Financial Systems AB Series B                                                   297,600              311,165
     *    Intentia International AB Series B                                                           171,420              567,755
     *    Intrum Justitia AB                                                                           115,700            1,015,336
     *    Invik and Co. AB Series B                                                                     15,540              135,673
     *    JM AB                                                                                         59,800            2,603,610
          Kinnevik Investment AB                                                                        70,000              561,790
     *    Klippans Finpappersbruk AB                                                                     5,800               11,042
          Klovern AB                                                                                   189,976              533,587
          Kungsleden AB                                                                                 94,000            2,734,715
          Lagercrantz Group AB Series B                                                                 45,800              147,068
     *    LB Icon AB                                                                                    25,730              181,102
          Lennart Wallenstam Byggnads AB Class B                                                        87,800              961,139
          Lindex AB                                                                                     27,100            1,408,682
          Ljungberg Gruppen AB Series B                                                                  3,800               92,434
     *    Lundin Mining Corp.                                                                            4,322               52,772
     *    Lundin Petroleum AB                                                                          195,000            1,977,205
     *    Mandator AB                                                                                  330,520               72,626
     *    Meda AB Issue 05 Series A                                                                     44,750              584,656
     #    Meda AB Series A                                                                              67,125              884,626
     *    Medivir Series B                                                                              10,650               70,147
     *    Micronic Laser Systems AB                                                                     78,200              950,857
   * #    Munters AB                                                                                    40,950            1,001,063
          Naerkes Elektriska AB Series B                                                                 6,150               98,782
          NCC AB Series B                                                                              118,100            2,075,509
          Nefab AB                                                                                      20,400              128,244
     *    Net Insight AB Series B                                                                      869,000              251,875
          New Wave Group AB Series B                                                                    41,600              394,550
     #    Nibe Industrier AB                                                                            25,900              682,261
     #    Nobia AB                                                                                     108,200            1,890,809
          Nolato AB Series B                                                                            42,840              401,020

          Observer AB                                                                                  161,556              569,709
          OEM International AB Series B                                                                  7,100              133,272
     *    OMX AB                                                                                       180,500            2,341,598
          Orc Software AB                                                                               20,100              196,076
     *    Ortivus AB                                                                                    23,007               99,794
          Partnertech AB                                                                                16,400              187,934
          PEAB AB Series B                                                                             105,200            1,289,514
     *    Pergo AB                                                                                      80,800              380,296
          Poolia AB Series B                                                                            18,150               87,605
          Prevas AB Series B                                                                            16,000               38,836
     *    Pricer AB Series B                                                                         1,391,500              161,381
     *    Proact It Group AB                                                                            22,500               62,659
     *    Proffice AB                                                                                  113,800              198,560
          Profilgruppen AB                                                                               4,000               32,766
          Protect Data AB                                                                               20,300              337,968
   * #    PyroSequencing AB                                                                             51,940               62,836
     #    Q-Med AB                                                                                      34,000              954,144
     *    Readsoft AB Series B                                                                          40,800              151,564
          Rederi AB Transatlantic Series B                                                              83,600              329,002
     #    Rottneros Bruk AB                                                                            366,600              302,847
          Salus Ansvar AB Series B                                                                      12,900               55,887
          Sardus AB                                                                                     11,200              127,540
     *    Scribona AB Series A                                                                          40,100               88,890
     *    Scribona AB Series B                                                                          56,300              126,559
     *    Semcon AB                                                                                     32,900              227,860
   * #    Sigma AB Series B                                                                             25,800               37,175
     *    Sintercast AB                                                                                  8,200               88,647
     *    Skanditek Industrifoervaltnings AB                                                            63,975              276,683
          Skistar AB                                                                                    27,000              666,245
          SSAB Swedish Steel Series A                                                                   10,000              320,804
     *    Studsvik AB                                                                                    9,900              245,000
          Sweco AB Series B                                                                             23,450              553,650
   * #    Switchcore AB                                                                                185,784               32,035
     *    Teleca AB Series B                                                                            79,400              376,089
   * #    Telelogic AB                                                                                 510,200            1,206,104
     *    Teligent AB                                                                                   33,200              113,038
     *    Ticket Travel Group AB                                                                        27,152               51,713
          Trelleborg AB Series B                                                                       202,600            3,354,580
          TV 4 AB Series A                                                                              22,200              555,090
          Uniflex AB Series B                                                                            3,630               26,014
          VBG AB Series B                                                                                  271                8,115
     *    Vitrolife AB                                                                                  36,000              109,605
     *    Wedins Skor & Accessoarer AB                                                                  18,900              123,664
          Westergyllen AB Series B                                                                       8,600               74,922
     *    Wihlborgs Fastigheter AB                                                                      32,829              723,081
          Wilh. Sonesson AB Series A                                                                     4,160               13,909
          Wilh. Sonesson AB Series B                                                                     4,160               13,876
     #    WM-data AB Series B                                                                          769,600            2,322,242
          Xponcard Group AB                                                                              5,200              126,951
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      81,658,298
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Glocalnet AB Rights 12/14/05                                                                 253,500                    0
                                                                                                                 ------------------
TOTAL -- SWEDEN                                                                                                          81,658,298
                                                                                                                 ------------------
NETHERLANDS -- (7.2%)
COMMON STOCKS -- (7.2%)
          Aalberts Industries NV                                                                        64,707            3,236,246
     #    Accell Group NV                                                                               25,437              615,194
          AFC Ajax NV                                                                                   14,218              147,516
          Airspray NV                                                                                   11,668              287,611
          AM NV                                                                                        169,513            1,990,740
          Amsterdam Commodities NV                                                                      40,800              162,134
          Arcadis NV                                                                                    30,060              911,750
   * #    ASM International NV                                                                         120,396            1,739,405
     *    Atag Group NV                                                                                  4,630                1,583
          Athlon Holding NV                                                                             34,250              843,422
          Batenburg Beheer NV                                                                            3,000              148,606
     *    Begemann Groep NV                                                                             11,909               55,348
     *    Begemann Groep NV Series B                                                                    13,451                2,084
          Beter Bed Holding NV                                                                          16,952              539,319
          Boskalis Westminster NV                                                                       65,442            3,775,311
          Brunel International NV                                                                       62,641            1,235,252
          Buhrmann NV                                                                                  252,113            3,330,049

          Crown Van Gelder NV                                                                           12,000              253,620
   * #    Crucell NV                                                                                    94,585            2,500,627
          DOCdata NV                                                                                     3,025               21,457
   * #    Draka Holding NV                                                                              29,614              449,224
     *    Econosto NV                                                                                   32,113              122,833
          Eriks Group NV                                                                                22,542              826,703
          Exact Holding NV                                                                              53,091            1,543,638
          Fornix Biosciences NV                                                                          8,767              208,713
          Gamma Holding NV                                                                              15,705              663,498
     #    Getronics NV                                                                                 341,904            4,110,904
          Grolsche NV                                                                                   32,100              822,180
          Grontmij NV                                                                                    7,109              495,214
   * #    Hagemeyer NV                                                                               1,576,607            4,356,507
          Heijmans NV                                                                                   69,723            3,103,689
     *    Hitt NV                                                                                        3,955               32,762
          ICT Automatisering NV                                                                         16,982              283,750
          Imtech NV                                                                                     50,634            1,656,693
   * #    Jetix Europe NV                                                                               95,635            1,591,689
          Kas Bank NV                                                                                   42,888              909,504
   * #    Kendrion NV                                                                                  262,772              489,291
          Koninklijke Bam Groep NV                                                                      52,841            4,719,781
     *    Koninklijke Frans Maas Groep NV                                                               12,349              454,380
          Koninklijke Ten Cate NV                                                                       16,195            1,631,086
          Koninklijke Vopak NV                                                                          63,951            1,868,022
   * #    Laurus NV                                                                                    105,206              369,657
          MacIntosh NV                                                                                  15,590              784,690
     *    Maverix Capital NV                                                                             1,500               67,203
          Nederlandsche Apparatenfabriek NV                                                             14,000              456,508
          Nutreco Holding NV                                                                            82,141            3,530,222
          Oce NV                                                                                       247,116            3,517,749
          OPG Groep NV Series A                                                                         35,113            2,381,467
     *    Ordina NV                                                                                     91,597            1,551,738
   * #    Pharming Group NV                                                                            192,100              822,924
     *    Punch Technix NV                                                                               2,284               32,901
          Reesink NV                                                                                     2,050              182,303
          Roto Smeets de Boer NV                                                                         2,640              142,364
     *    Samas-Groep NV                                                                                32,988              284,657
     *    Seagull Holding NV                                                                             6,767               20,739
   * #    Semiconductor Industries NV                                                                   89,295              427,146
     #    Sligro Food Group NV                                                                          47,787            1,848,343
          Smit Internationale NV                                                                        20,578            1,207,931
          Stern Groep NV                                                                                 1,236               44,476
          Stork NV                                                                                      86,944            3,269,210
          Telegraaf Media Groep NV                                                                      46,153            1,031,981
     *    Textielgroep Twenthe NV                                                                        1,000                2,948
     *    Tulip Computers NV                                                                           150,799               35,425
          Twentsche Kabel Holding NV                                                                    18,244              778,733
     *    Unit 4 Agresso NV                                                                             36,020              563,945
          United Services Group NV                                                                      49,652            1,881,354
          Univar NV                                                                                     47,480            1,954,103
          Van der Moolen Holding NV                                                                     69,136              376,555
          Wegener Arcade NV                                                                             70,830              835,325
                                                                                                                 ------------------
TOTAL -- NETHERLANDS                                                                                                     80,539,932
                                                                                                                 ------------------
ITALY -- (6.0%)
COMMON STOCKS -- (6.0%)
     *    A.S. Roma SpA                                                                                 29,265               17,507
          Acea SpA                                                                                     163,000            1,637,403
          Acegas SpA                                                                                    37,981              343,604
   * #    Actelios SpA                                                                                  25,801              429,260
          Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)                                    150,444              991,742
     #    Aem Torino SpA                                                                               507,240            1,234,754
          Aeroporto de Firenze SpA                                                                       6,000               98,748
   * #    Alitalia Linee Aeree Italiane SpA                                                            123,532              136,242
          Amplifon SpA                                                                                  18,242            1,097,716
          Astaldi SpA                                                                                  131,842              713,294
          Azienda Mediterranea Gas e Acqua SpA                                                         360,014              719,819
     #    Banca Finnat Euramerica SpA                                                                  532,000              729,664
     #    Banca Ifis SpA                                                                                21,286              260,647
          Banca Intermobiliare di Investimenti e Gestoni SpA                                           132,998            1,208,654
          Banca Popolare Dell'etruria e Del Lazio Scrl                                                 127,646            2,171,875
          Banca Profilo SpA                                                                            114,243              278,652
     #    Banco di Desio e della Brianza SpA                                                           109,105              764,453
          Banco Piccolo Valellinese Scarl SpA                                                          204,100            2,632,484
     *    Beghelli SpA                                                                                 142,000              100,665

          Benetton Group SpA                                                                             8,444               94,220
          Beni Stabili SpA, Roma                                                                     1,309,500            1,244,969
          Biesse SpA                                                                                    23,482              182,158
          Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma                                     9,675              373,160
          Brembo SpA                                                                                    74,782              563,545
          Buzzi Unicem SpA                                                                              21,076              321,993
          Caltagirone Editore SpA                                                                      132,868            1,100,272
          Caltagirone SpA                                                                              178,399            1,507,365
          CAMFIN (Cam Finanziaria) SpA                                                                  36,527               78,301
          Carraro SpA                                                                                   36,982              147,033
          Cementir Cementerie del Tirreno SpA                                                          249,704            1,331,673
          Centrale del Latte di Torino & Co. SpA                                                         6,216               32,956
          CIR SpA (Cie Industriale Riunite), Torino                                                    591,100            1,525,092
     *    Cirio Finanziaria SpA                                                                        175,000               35,900
     #    Class Editore SpA                                                                             83,868              161,505
     *    Coats Cucirini SpA                                                                            30,000               41,530
     *    Compagnia Immobiliare Azionaria SpA                                                           44,000                8,524
     #    Credito Artigiano SpA                                                                        114,446              442,183
     #    Credito Bergamasco SpA                                                                         6,102              187,553
          Cremonini SpA                                                                                135,428              322,997
     *    CSP International Industria Calze SpA                                                         10,000               11,819
     #    Danieli & C.Officine Meccaniche SpA                                                           66,500              494,508
          Davide Campari - Milano SpA                                                                  275,990            1,838,054
     #    De Longhi SpA                                                                                139,386              386,491
   * #    Ducati Motor Holding SpA                                                                     139,786              168,639
          Emak SpA                                                                                      27,000              152,836
   * #    EnerTad SpA                                                                                   90,302              309,651
          Ergo Previdenza SpA                                                                           95,165              552,327
          Esprinet SpA                                                                                  37,000              345,104
     #    Fiera Milano SpA                                                                              13,699              146,508
     *    Fin.Part SpA                                                                                 133,481               23,370
     *    Finarte Casa d'Aste SpA (Milano)                                                              56,266               52,875
   * #    Finmatica SpA                                                                                 35,900               96,461
          Gabetti Holding SpA                                                                           55,000              226,675
          Gefran SpA                                                                                    11,000               61,030
   * #    Gemina SpA                                                                                   552,688            1,326,550
     #    Gewiss SpA                                                                                   221,700            1,273,215
     *    Giovanni Crespi SpA                                                                           49,200               50,621
          Granitifiandre SpA                                                                            33,237              285,041
          Gruppo Ceramiche Ricchetti SpA                                                                41,000               83,165
          I Grandi Viaggi SpA                                                                           28,100               45,295
     *    Immobiliare Lombardia SpA                                                                    809,522              192,296
     #    Immsi SpA                                                                                    373,100              946,425
     *    Impregilo SpA                                                                                716,398            2,335,226
          Industria Macchine Automatique SpA                                                            33,671              358,678
          Industria Romagnola Conduttori Elettrici SpA                                                  17,500               57,824
     *    Intek SpA                                                                                    248,462              212,640
          Interpump Group SpA                                                                           87,412              603,738
     *    ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)                                                 34,500              327,004
          Italmobiliare SpA, Milano                                                                     20,975            1,346,424
   * #    Juventus Footbal Club SpA                                                                     98,000              152,757
          La Doria SpA                                                                                  22,000               66,187
          Lavorwash SpA                                                                                 10,000               34,633
          Linificio e Canapificio Nazionale SpA                                                         28,995               96,377
          Maffei SpA                                                                                    52,500              120,392
     #    Manifattura Lane Gaetano Marzotto & Figli SpA                                                138,000              569,614
     #    Mariella Burani Fashion Group SpA                                                             26,077              380,897
     *    Meliorbanca SpA                                                                               90,667              349,274
     #    Merloni Elettrodomestici SpA                                                                 155,000            1,503,047
          Mirato SpA                                                                                    15,291              143,936
          Monrif SpA                                                                                   150,000              214,395
     *    Montefibre SpA                                                                               143,130               51,709
          Navigazione Montanari SpA                                                                    110,917              422,250
     *    Negri Bossi SpA                                                                               13,700               22,429
     *    NGP SpA                                                                                       17,891                7,383
     *    Olidata SpA                                                                                   28,426               31,468
     *    Opengate Group SpA                                                                             4,000                9,008
     *    Pagnossin SpA                                                                                  9,000                7,613
     *    Partecipazioni Italiane SpA                                                                   41,062               13,749
     #    Permasteelisa SpA                                                                             43,315              641,033
     #    Pininfarina SpA                                                                               31,285              991,917
          Pirelli & C.Real Estate SpA                                                                    9,600              536,142
     #    Poligrafici Editoriale SpA                                                                   132,000              243,249
          Premafin Finanziaria SpA Holding di Partecipazioni, Roma                                     383,912              866,235
          Premuda SpA                                                                                  189,179              371,205
     *    Ratti SpA                                                                                     45,644               29,978
          Recordati SpA                                                                                234,576            1,643,618

     *    Reno de Medici SpA, Milano                                                                   332,210              261,138
     *    Richard-Ginori 1735 SpA                                                                      140,800               84,632
          Risanamento Napoli SpA                                                                       304,043            1,319,657
          Sabaf SpA                                                                                      9,200              190,908
          SAES Getters SpA                                                                              15,386              370,715
     *    Schiapparelli 1824 SpA, Milano                                                             1,322,152               80,084
   * #    Seat Pagine Gialle SpA, Torino                                                             1,927,737            1,085,719
     *    Sirti SpA                                                                                     29,967               85,396
          SISA (Societa Imballaggi Speciali Asti SpA)                                                   65,000              201,254
     *    SNIA SpA                                                                                     227,590               25,885
   * #    Societa Partecipazioni Finanziarie SpA                                                       131,839              108,615
     #    Societe Cattolica di Assicurazoni Scarl SpA                                                   27,170            1,327,396
          Socotherm SpA                                                                                 29,770              321,222
          Sogefi SpA                                                                                   182,500            1,039,736
          Sol SpA                                                                                       81,830              386,762
   * #    Sorin SpA                                                                                    452,327              856,905
     *    STA Metallurgica Italiana SpA                                                                282,640              139,280
          Stefanel SpA                                                                                  54,400              255,873
          Targetti Sankey SpA                                                                           14,500               80,077
     *    Tecnodiffusione Italia SpA                                                                     3,332                7,857
   * #    Tiscali SpA                                                                                  371,735            1,288,419
     #    Tod's Group SpA                                                                               30,476            1,908,621
          Trevi-Finanziaria Industriale SpA                                                             52,400              219,712
   * #    Valentino Fashion Group SpA                                                                  138,000            3,322,386
     *    Vemer Siber Group SpA                                                                         46,000               19,683
     *    Viaggi del Ventaglio SpA                                                                      58,380               65,064
          Vianini Industria SpA                                                                         52,520              190,788
          Vianini Lavori SpA                                                                           180,752            1,758,172
          Vittoria Assicurazioni SpA                                                                    51,500              572,151
     *    Zucchi (Vincenzo) SpA                                                                        144,350              531,541
                                                                                                                 ------------------
TOTAL -- ITALY                                                                                                            67,206,745
                                                                                                                 ------------------
GREECE -- (4.6%)
COMMON STOCKS -- (4.6%)
     *    A. Cambas Holding & Real Estate S.A.                                                          63,357              151,205
     *    Aegek S.A.                                                                                   143,725              110,970
     *    Agrotiki Insurance S.A.                                                                       34,455              133,943
          Aktor Technical Co. S.A.                                                                     196,380              701,469
          Alco Hellas ABEE S.A.                                                                         38,730               56,351
     *    Alfa Alfa Energy S.A.                                                                          3,810                6,244
     *    Alfa-Beta Vassilopoulos S.A.                                                                  17,022              219,116
     *    Alisida S.A.                                                                                   2,160                5,709
          Allatini Industrial & Commercial Co.                                                          24,130               36,720
     *    Alte Technological Co. S.A.                                                                   85,048                7,966
     *    Altec Information & Communication Systems S.A.                                                80,278               80,701
          Alumil Milonas S.A.                                                                           27,516               90,538
     *    Aluminum of Attica S.A.                                                                      104,982               23,517
          Anek Lines S.A.                                                                              171,271              231,366
          Arcadia Metal Industry C. Rokas S.A.                                                          31,219              382,628
          AS Co. S.A.                                                                                   25,370               32,721
     *    Aspis Bank S.A.                                                                              115,344              474,957
     *    Aspis Pronia General Insurance S.A.                                                           56,470               46,428
     *    Astir Palace Vouliagmenis S.A.                                                                58,560              423,424
          Athens Medical Center S.A.                                                                   112,364              363,582
          Athens Water Supply & Sewage Co. S.A.                                                         53,245              447,317
          Atlantic Super Market S.A.                                                                    24,406               50,651
          Attica Holdings S.A.                                                                         177,274              724,593
          Attica Publications S.A.                                                                      16,674               61,202
          Atti-Kat S.A.                                                                                147,934               98,524
          Autohellas S.A.                                                                               44,980              189,484
          Babis Vovos S.A.                                                                              50,982              812,460
     *    Balafas Construction Holdings S.A.                                                            15,200                3,405
     *    Bank of Attica S.A.                                                                          115,721              707,066
          Bank of Greece                                                                                43,172            4,791,763
          Benrubi S.A.                                                                                  11,121               53,340
          Betanet S.A.                                                                                  11,220               45,412
     *    Bitros Holdings S.A.                                                                          19,302               45,319
          Blue Star Maritime S.A.                                                                      168,190              253,097
          Byte Computers S.A.                                                                           17,230               47,130
          Chipita S.A.                                                                                  94,032              331,112
     *    Compucon Computer Applications S.A.                                                           11,260                5,265
          Computer Peripherals International S.A.                                                        9,110                8,340
          Cyclon Hellas S.A                                                                             18,131               16,371
          Daios Plastics S.A.                                                                           16,350              111,752
          Delta Holdings S.A.                                                                           33,747              405,859

          Diagnostic & Therapeutic Center of Athens "Hygeia" S.A.                                       85,140              176,123
          Dionic S.A.                                                                                   13,336               10,024
          Domiki Krittis S.A.                                                                           17,730               12,449
     *    Dromeas S.A.                                                                                   5,200                8,319
     *    Dynamic Life S.A.                                                                             16,440               10,467
          Edrasi Psalllidas Technical Co. S.A.                                                          31,108               24,487
          Egnatia Bank S.A.                                                                            161,747              764,542
          El. D. Mouzakis S.A.                                                                          31,653               21,786
          Elais Oleaginous Production S.A.                                                              16,707              373,752
     *    Elbisco Holding S.A.                                                                          56,000              323,960
          Elektrak S.A.                                                                                 20,450               41,622
          Elektroniki of Athens S.A.                                                                    21,560               83,126
     *    Elephant S.A.                                                                                 26,310                2,503
          Elgeka S.A.                                                                                   18,590               47,713
          Elmec Sport S.A.                                                                              75,336              159,533
     *    Elton S.A.                                                                                    18,640               15,958
     *    Empedos S.A.                                                                                  15,974                1,507
          ETEM S.A. Light Metals Industry                                                               37,502               61,438
     *    Ethniki General Insurance Co. S.A.                                                           178,148              941,893
     *    Etma Rayon S.A.                                                                               11,242               22,525
     *    Euro Reliance General Insurance                                                               14,830               23,611
          Eurodrip S.A.                                                                                 11,620               23,158
          Euromedica S.A.                                                                               33,300               65,711
     *    European Technical S.A.                                                                       32,750                8,881
          Everest S.A.                                                                                  30,730               56,649
          Evrofarma S.A.                                                                                 9,500               13,964
          F.G. Europe SA Common Registered Shares                                                        4,536               15,677
     *    Fanco S.A.                                                                                    10,110                2,356
     *    Forthnet S.A.                                                                                 17,510              148,984
          Fourlis S.A.                                                                                  74,690              752,163
          Frigoglass S.A.                                                                               49,990              400,034
          G.Polyhronos S.A.                                                                             10,580                9,084
          Galaxidi Fish S.A.                                                                            12,940                9,707
          General Commercial & Industry SA                                                              24,060               18,608
     *    General Hellenic Bank                                                                         65,894              688,011
          Germanos S.A.                                                                                150,280            2,428,144
          Goody's S.A.                                                                                  17,740              206,702
          Halkor S.A.                                                                                  121,226              230,365
          Hatziioannou S.A.                                                                             44,200               45,075
          Hellas Can Packaging Manufacturers S.A.                                                       27,902              209,987
     *    Hellenic Cables S.A.                                                                          26,908               40,263
          Hellenic Duty Free Shops S.A.                                                                 80,020            1,355,073
          Hellenic Fabrics S.A.                                                                         17,110               56,223
          Hellenic Sugar Industry S.A.                                                                  35,750              140,542
          Hellenic Technodomiki S.A.                                                                   295,207            1,451,345
          Heracles General Cement Co.                                                                   93,293              994,008
          Hermes Real Estate S.A.                                                                       88,484              456,796
     *    Hippotour S.A.                                                                                13,891               12,932
          Hyatt Regency S.A.                                                                           130,260            1,516,405
          Iaso S.A.                                                                                    131,810              494,047
          Iktinos Hellas S.A.                                                                            6,500                9,269
          Inform P. Lykos S.A.                                                                          24,710              127,933
     *    Informatics S.A.                                                                               3,778                1,367
     *    Intersat S.A.                                                                                 19,392                8,002
          Intertech S.A.                                                                                12,236               36,317
          Intracom Constructions S.A.                                                                   40,220               43,482
          Intracom S.A.                                                                                278,176            1,616,522
     *    Ionian Hotel Enterprises S.A.                                                                 16,754              181,923
     *    Ipirotiki Software & Publications S.A.                                                        22,110               50,548
     *    J Boutaris & Son Holding S.A.                                                                 28,150               22,022
          J&P-Avax S.A.                                                                                100,626              431,093
          Kalpinis - N. Simos Steel Service Center                                                      12,432               41,721
          Karelia Tobacco Co., Inc. S.A.                                                                 2,160              145,966
          Kathimerini S.A.                                                                              21,240              152,154
          Katselis Sons S.A.                                                                            18,000               58,947
          Kego S.A.                                                                                     21,670               30,644
     *    Kekrops S.A.                                                                                   4,254               51,007
     *    Keramia-Allatini S.A. Industrielle Commerciale & Technique                                    10,368                8,859
     *    Klonatex Group S.A. Bearer Shares                                                             20,351               14,822
          Kordellou Brothers S.A.                                                                       12,300               17,869
          Lambrakis Press S.A.                                                                         118,587              410,472
          Lampsa Hotel Co.                                                                              39,501              288,822
     *    Lan-Net S.A.                                                                                  65,009               88,449
          Lavipharm S.A.                                                                                39,294               41,148
          Lazarides Vineyards S.A.                                                                      18,326               23,794
     *    Logic Dis S.A.                                                                               129,140               61,954
     *    Loulis Mills S.A.                                                                             15,382               28,682

          Mailis (M.J.) S.A.                                                                           113,544              432,054
     *    Maritime Company of Lesvos S.A.                                                               92,259               32,528
     *    Maxim S.A.                                                                                    16,360                5,510
          Medicon Hellas S.A.                                                                            2,860               12,258
     *    Mesochoritis Bros. Construction Co. S.A.                                                      23,700               10,558
          Metka S.A.                                                                                    64,440              613,639
          Michaniki S.A.                                                                               123,415              265,455
          Minerva Knitwear SA                                                                            5,140                6,089
          Minoan Lines S.A.                                                                            179,999              654,215
          MLS Multimedia S.A.                                                                            8,300                8,476
          Mochlos S.A.                                                                                 196,609               64,708
          Motor Oil (Hellas) Corinth Refineries S.A.                                                   343,240            7,461,653
     *    Multirama S.A.                                                                                 6,740               51,170
          Mytilineos Holdings S.A.                                                                      83,930            1,591,846
          N. Levederis S.A.                                                                              8,355                7,225
          N.B.G. Real Estate Development Co.                                                           163,170              827,282
     *    Naoussa Spinning Mills S.A.                                                                   76,407               16,080
          Naytemporiki S.A.                                                                             26,080               40,467
          Neochimiki Lv Lavrentiadis S.A.                                                               70,050              411,028
     *    Neorion-Syro's Shipyards S.A.                                                                 27,210               40,048
          Newsphone Hellas Audiotex S.A.                                                                55,010              215,482
     *    Nexans Hellas S.A.                                                                             3,003                5,338
          Nikas S.A.                                                                                    25,287              138,553
          Notos Com.Holdings S.A.                                                                       99,854              392,288
          Pantechniki S.A.                                                                              50,460               82,433
     *    Pegasus Publishing & Printing S.A.                                                            58,590              126,484
          Persefs S.A. Health Care                                                                      23,592               17,519
          Petros Petropoulos S.A.                                                                        7,360               45,744
     *    Petzetakis S.A.                                                                               32,935               55,747
     *    Pilias S.A.                                                                                  103,584               29,377
          Pipeworks L. Girakian Profil S.A.                                                             11,730               14,248
          Piraeus Leasing S.A.                                                                           5,765               42,890
     *    Prodeftiki Technical Co.                                                                      32,257                8,344
     *    Promota Hellas S.A.                                                                            8,860                4,668
          Rilken S.A.                                                                                    1,982                9,548
     *    Sanyo Hellas S.A.                                                                            118,401              137,838
          Sarantis S.A.                                                                                 54,030              440,526
          Sato S.A.                                                                                     28,850               48,587
     *    Selected Textile Industry Assoc. S.A.                                                         44,649               21,406
          Sfakianakis S.A.                                                                              13,390               66,728
     *    Sheet Steel S.A.                                                                              25,850                5,767
     *    Shelman Hellenic-Swiss Wood S.A.                                                              38,042               62,726
          Silver and Baryte Ores Mining Co. S.A.                                                        42,861              409,033
          Spyroy Agricultural House S.A.                                                                40,278               52,281
     *    Stabilton S.A.                                                                                27,530                2,597
          Technical Olympic S.A.                                                                       238,420            1,316,757
     *    Technodomi M.Travlos Br. Com. & Constr. Co. S.A.                                              13,910                3,444
          Teletypos S.A. Mega Channel                                                                   40,647              179,688
          Terna Tourist Technical & Maritime S.A.                                                       63,180              448,276
     *    Themeliodomi S.A.                                                                             37,422               16,278
          Thrace Plastics Co. S.A.                                                                      59,640               98,453
          Uncle Stathis S.A.                                                                            10,999               75,207
          Unisystems S.A.                                                                               41,820               84,833
          Vardas S.A.                                                                                   13,780               31,125
     *    Varvaressos S.A. European Spinning Mills                                                       7,200                3,898
     *    Veterin S.A.                                                                                  18,984               19,367
          Viohalco S.A.                                                                                359,185            2,503,318
          Vioter S.A.                                                                                   80,590               92,005
     *    Vis Container Manufacturing Co.                                                                4,259               10,349
     *    Zampa S.A.                                                                                       830                9,592
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      51,642,068
                                                                                                                 ------------------
PREFERRED STOCKS -- (0.0%)
          Egnatia Bank S.A.                                                                              3,196               13,031
                                                                                                                 ------------------
TOTAL -- GREECE                                                                                                          51,655,099
                                                                                                                 ------------------
NORWAY -- (3.8%)
COMMON STOCKS -- (3.8%)
   * #    Acta Holding ASA                                                                             289,000              619,388
     #    Aker Yards ASA                                                                                28,121            1,183,613
          Aktiv Kapital ASA                                                                             57,017              808,923
          Arendals Fosse Kompani ASA                                                                       100               12,969
     *    Blom ASA                                                                                      38,367              193,724
          Bonheur ASA                                                                                   16,850            1,336,754

     *    Consorte Group ASA                                                                            15,000               20,018
     *    Corrocean ASA                                                                                 19,321                9,833
          Det Norske Oljeselskap ASA                                                                   382,576            1,837,846
          DOF ASA                                                                                       97,006              430,201
     #    EDB Elektronisk Data Behandling ASA                                                          149,417            1,083,529
          Ekornes ASA                                                                                   56,490            1,008,882
   * #    Eltek ASA                                                                                     71,042            1,094,926
          Expert ASA                                                                                    49,850              497,977
          Farstad Shipping ASA                                                                          60,790              808,627
   * #    Fast Search & Transfer ASA                                                                   256,000              861,869
   * #    Fjord Seafood ASA                                                                          1,223,483              853,531
          Ganger Rolf ASA                                                                               12,090              886,422
          Gresvig ASA                                                                                    4,590               30,954
          Home Invest ASA                                                                               15,077                    0
     *    Ignis ASA                                                                                    394,282               58,629
     *    Independent Oil Tools ASA                                                                     75,603               24,681
          Itera Consulting Group ASA                                                                   113,000               59,322
     #    Kongsberg Gruppen ASA                                                                         49,500              920,525
     *    Kverneland ASA                                                                                16,160              179,526
          Leroy Seafood Group ASA                                                                       50,800              469,396
   * #    Merkantildata ASA                                                                            320,521               79,121
          Natural ASA                                                                                   10,143               43,641
   * #    Nera ASA                                                                                     215,253              457,972
     *    Nordic Semiconductor ASA                                                                      51,200              432,237
   * #    Northern Offshore, Ltd.                                                                      471,400              231,722
   * #    Ocean Rig ASA                                                                                178,531            1,914,958
          Odfjell ASA Series A                                                                          91,700            1,755,292
          Olav Thon Eiendomsselskap ASA                                                                  8,320              582,457
   * #    Opticom ASA                                                                                   16,200              434,905
     *    Otrum ASA                                                                                     17,800               73,177
          P4 Radio Hele Norge ASA                                                                       32,200              123,620
     *    Petrolia Drilling ASA                                                                        370,000              105,033
   * #    Photocure ASA                                                                                 26,690              210,919
          Prosafe ASA                                                                                   88,380            3,145,309
     *    Q-Free ASA                                                                                    56,000              165,093
          Rieber and Son ASA Series A                                                                   72,054              528,951
     *    Scana Industrier ASA                                                                         166,000               97,694
   * #    Sinvest ASA                                                                                  126,520            1,073,538
   * #    Software Innovation ASA                                                                       35,943              109,450
          Solstad Offshore ASA                                                                          54,100              715,778
   * #    Sparebk Midt-Norge                                                                           106,000            1,140,085
     #    Steen and Stroem ASA                                                                          19,512              596,637
     *    Synnove Finden ASA                                                                             8,200               41,632
     #    Tandberg ASA Series A                                                                        217,280            1,906,179
     *    Tandberg Data ASA                                                                             87,130              135,876
     *    Tandberg Storage ASA                                                                          48,450               39,219
     *    Tandberg Television ASA                                                                      141,630            1,717,808
     *    Telecomputing ASA                                                                             72,463              151,212
     *    Tgs-Nopec Geophysical Co. ASA                                                                 58,210            2,221,734
     #    Tomra Systems ASA                                                                            461,928            3,227,340
     *    TTS Marine ASA                                                                                21,000               99,318
     *    Tybring-Gjed ASA                                                                             235,146              215,313
     #    Veidekke ASA                                                                                  36,446            1,040,448
          Visma ASA                                                                                     64,493              886,095
     #    Wilhelmsen (Wilhelm), Ltd. ASA Series A                                                       60,800            1,969,401
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      42,961,229
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Kverneland ASA Rights 12/19/05                                                                 3,949                    0
                                                                                                                 ------------------
TOTAL -- NORWAY                                                                                                          42,961,229
                                                                                                                 ------------------
DENMARK -- (3.8%)
COMMON STOCKS -- (3.8%)
     *    Almindelig Brand A.S.                                                                         28,360            1,127,416
          Amagerbanken A.S.                                                                              4,754              864,658
     #    Ambu International A.S. Series B                                                               7,460              124,948
          Amtssparekassen Fyn A.S.                                                                       2,343              487,687
          Arkil Holdings A.S. Series B                                                                     270               36,171
     *    Auriga Industries A.S. Series B                                                               18,100              491,408
     #    Bang & Olufsen Holding A.S. Series B                                                          25,687            2,371,640
   * #    Bavarian Nordic A.S.                                                                           4,930              352,693
     *    Brodrene Hartmann A.S. Series B                                                                5,865              142,798
     *    Brondbyernes I.F. Fodbold A.S. Series B                                                        4,000               49,229
          Bryggerigruppen A.S.                                                                           8,515              645,566

          Christian Hansen Holding A.S. Series B                                                        15,055            1,390,065
          Codan A.S.                                                                                    14,500              760,892
          Dalhoff, Larsen & Hornemann A.S. Series B                                                      1,370              162,616
     #    Dampskibsselsk Torm A.S.                                                                      49,460            2,297,967
          Dantherm Holding A.S.                                                                          9,100              168,346
          Danware A.S.                                                                                   4,185               77,538
     *    Denka Holding A.S.                                                                               250               45,365
          DFDS A.S., Copenhagen                                                                         11,760              670,962
          DiskontoBanken A.S.                                                                            1,353              363,858
          East Asiatic Co., Ltd.                                                                        37,723            3,410,364
          Edb Gruppen A.S.                                                                               3,230              122,081
     #    F L Smidth & Co. A.S.                                                                         73,180            2,061,025
     *    Fimiston Resources & Technology, Ltd.                                                          2,600               63,747
          Fluegger A.S. Series B                                                                         2,913              284,407
          Forstaedernes Bank A.S.                                                                        9,322              935,315
     *    Genmab A.S.                                                                                   28,629              581,206
     *    Glostrup Plade Vaerksted Industri A.S.                                                         1,700               61,264
          Glunz & Jensen A.S.                                                                            2,870               36,454
     #    H&H International A.S. Series B                                                                1,140              216,201
     *    Hadsten Bank A.S.                                                                                555              120,622
          Harboes Bryggeri A.S.                                                                          5,750              218,709
          Hedegaard (Peder P.) A.S.                                                                        660               61,510
          Hojgaard Holding A.S. Series B                                                                 2,500               96,761
   * #    IC Co. A.S.                                                                                    3,510              166,208
     *    Incentive A.S.                                                                                 3,575               10,462
          Kjobenhavns Sommer Tivoli A.S.                                                                   580              257,600
          Koebenhavns Lufthavne A.S.                                                                     8,910            2,790,991
          Lan & Spar Bank A.S.                                                                           3,400              184,530
     *    Lastas A.S. Series B                                                                           4,600               52,903
          Lollands Bank A.S.                                                                               750               37,472
     *    Maconomy A.S.                                                                                  6,000                8,450
   * #    Neurosearch A.S.                                                                               9,160              253,228
          NKT Holding A.S.                                                                              46,745            1,949,317
          Nordjyske Bank A.S.                                                                            1,725              398,049
          Norresundby Bank A.S.                                                                            535              239,675
     *    NTR Holdings A.S.                                                                              1,130               17,250
          Oestjydsk Bank                                                                                 1,200              168,735
          Per Aarsleff A.S. Series B                                                                     2,320              163,407
     *    Pharmexa A.S.                                                                                 12,940               45,900
          Ringkjobing Bank                                                                               2,945              287,437
     #    Ringkjobing Landbobank                                                                         2,890            1,279,667
          Rockwool A.S.                                                                                 24,520            2,111,289
     *    RTX Telecom A.S.                                                                               9,200              164,142
          Salling Bank A.S.                                                                                750               96,051
          Sanistal A.S. Series B                                                                         2,686              252,458
   * #    SAS Danmark A.S.                                                                              34,300              392,743
          Satair A.S.                                                                                    3,550              128,106
          Schouw & Co. A.S.                                                                             15,485              518,685
     *    SDC Dandisc A.S.                                                                               6,000               58,948
     #    Simcorp A.S.                                                                                   7,640              736,026
          Sjaelso Gruppen A.S.                                                                           3,888              894,543
          Skjern Bank A.S.                                                                               2,030              199,197
     *    Sondagsavisen A.S.                                                                            21,165              207,097
          Spar Nord Bank A.S.                                                                            7,505            1,106,448
          Sparbank Vest A.S.                                                                             7,985              485,333
          Sparekassen Faaborg A.S.                                                                         661              287,010
          Sydbank A.S.                                                                                  81,720            1,892,880
     #    Thrane & Thrane A.S.                                                                           5,258              195,560
   * #    TK Development                                                                                23,478              303,795
     *    Topdanmark A.S.                                                                               28,300            2,308,405
          Treka A.S.                                                                                     8,498              199,760
          Vestfyns Bank A.S.                                                                               340               46,259
          Vestjysk Bank A.S.                                                                            12,995              518,816
          VT Holdings Shares B                                                                           3,130              148,749
                                                                                                                 ------------------
TOTAL -- DENMARK                                                                                                         42,465,070
                                                                                                                 ------------------
SPAIN -- (3.8%)
COMMON STOCKS -- (3.8%)
     #    Abengoa SA                                                                                    89,300            1,326,863
          Adolfo Dominguez SA                                                                            7,041              254,537
   * #    Amper SA                                                                                      56,800              525,388
   * #    Avanzit SA                                                                                    17,275               27,187
   * #    Azkoyen SA                                                                                    52,500              417,194
     *    Azkoyen SA Issue 05                                                                            2,100               16,688
          Banco de Andalucia SA                                                                          9,800              872,713

          Banco de Credito Balear SA                                                                    35,424              993,306
     #    Banco Guipuzcoano SA                                                                         103,414            2,255,340
     *    Baron de Ley SA                                                                                7,980              392,239
          Bodegas Riojanas SA                                                                            3,373               35,531
          CAF (Construcciones y Auxiliar de Ferrocarriles SA)                                            7,500              767,914
     #    Campofrio Alimentacion SA                                                                     92,800            1,497,947
          Cementos Portland SA                                                                          16,881            1,324,800
     #    Compania de Distribucion Integral Logista SA                                                  29,600            1,441,339
          Compania Vinicola del Norte de Espana SA                                                      15,600              220,942
          Coporacion Financiera Reunida SA                                                              21,703              326,452
     *    Dogi International Fabrics SA                                                                 20,913              116,060
          Duro Felguera SA                                                                              10,860              210,123
          Electnor SA                                                                                   91,500            1,382,192
   * #    Ercros SA                                                                                  1,103,370            1,186,321
     *    Espanola del Zinc SA                                                                          29,250               63,453
     *    Estacionamientos Urbanos SA                                                                    4,200                    0
     #    Europistas Concesionaria Espanola SA                                                         199,931            1,211,884
     #    Faes Farma SA                                                                                 64,158            1,236,790
     *    Federico Partenina SA                                                                          1,190               10,298
     #    Funespana SA                                                                                  19,671              208,624
          Grupo Catalana Occidente SA                                                                   22,301            1,953,423
     #    Grupo Empresarial Ence SA                                                                     25,593              781,794
          Hullas del Coto Cortes                                                                         8,666               95,055
          Iberpapel Gestion SA                                                                          24,657              476,534
          Inbesos SA                                                                                     8,050               94,369
          Indo Internacional SA                                                                         37,172              304,807
          Inmobiliaria del Sur SA                                                                          457               91,177
     #    Inmobiliaria Urbis SA                                                                         80,282            1,505,079
     *    La Seda de Barcelona SA Issue 05                                                              22,864               57,203
          Lingotes Especiales SA                                                                        22,080              142,418
   * #    LSB (La Seda de Barcelona SA) Series B                                                        32,010               80,085
   * #    Mecalux SA                                                                                    13,929              366,974
          Miquel y Costas y Miquel SA                                                                    8,512              245,452
     #    Natra SA                                                                                      14,979              125,406
     *    Natra SA Issue 05                                                                              4,993               41,802
   * #    Natraceutical SA                                                                             384,137              492,301
     *    Nicolas Correa SA                                                                             15,750               88,271
          Obrascon Huarte Lain SA                                                                       82,347            1,168,438
          Pescanova SA                                                                                  26,443              768,743
          Prim SA                                                                                        9,430              238,349
     *    Prim SA Issue 05                                                                                 943               23,835
          Prosegur Cia de Seguridad SA                                                                  58,221            1,408,249
   * #    Service Point Solutions SA                                                                    28,674               75,582
     *    Sociedad Nacional Inds. Aplicaciones Celulosa Espanola                                        60,587              201,407
     #    Sol Melia SA                                                                                 112,700            1,378,643
     #    SOS Cuetara SA                                                                                96,714            1,212,987
          Tavex Algodonera SA                                                                           35,138              124,983
   * #    Tecnocom Telecomunicaciones y Energia SA                                                      13,341               93,495
     #    Tele Pizza SA                                                                                417,825              861,385
          Transportes Azkar, SA                                                                         35,477              324,312
          Tubacex SA                                                                                   277,869            1,231,715
          Tubos Reunidos SA                                                                             37,398              413,089
          Unipapel SA                                                                                   44,264              979,783
     #    Uralita SA                                                                                   338,493            1,523,658
     *    Urbanizzciones y Transportes SA                                                               26,261               40,350
          Vidrala SA, Alava                                                                             47,040            1,081,726
          Viscofan Industria Navarra de Envolturas Celulosicas SA                                       97,492            1,108,339
     #    Zeltia SA                                                                                    384,496            2,794,642
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      42,317,985
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Grupo Empresarial Ence SA Rights 11/26/05                                                     18,593               30,470
                                                                                                                 ------------------
TOTAL -- SPAIN                                                                                                           42,348,455
                                                                                                                 ------------------
FINLAND -- (3.8%)
COMMON STOCKS -- (3.8%)
          Alandsbanken AB Series B                                                                       7,790              198,116
     *    Aldata Solutions Oyj                                                                         124,635              256,503
          Amanda Capital Oyj                                                                            25,870               75,268
     #    Amer Group Oyj Series A                                                                      159,960            2,880,367
          Aspo Oyj                                                                                      42,300              313,382
          Aspocomp Group Oyj                                                                            25,476              112,547
          Basware Oyj                                                                                    7,050               91,535
     *    Benefon Oyj                                                                                  156,300               63,083

     *    Biotie Therapies Oyj                                                                          39,754               27,623
          Capman Oyj Series B                                                                           12,485               40,316
          Componenta Oyj                                                                                11,200               80,371
          Comptel Oyj                                                                                  149,541              283,723
          Efore Oyj                                                                                     25,840               59,349
          Elcoteq Network Oyj                                                                           44,060              974,119
     #    Elektrobit Group Oyj                                                                         138,920              401,192
          Elisa Oyj                                                                                      7,000              132,897
     *    eQ Oyj                                                                                        23,900               68,844
          Etteplan Oyj                                                                                   6,000               33,892
     *    Evox Rifa Group Oyj                                                                          189,210               17,694
          Finnair Oyj                                                                                  118,150            1,490,625
          Finnlines Oyj                                                                                 78,360            1,221,548
          Fiskars Oyj AB Series A                                                                       82,728              953,969
   * #    F-Secure Oyj                                                                                 156,528              348,011
          HK Ruokatalo Oyj Series A                                                                     44,760              485,399
          Honkarakenne Oyj Series B                                                                      3,030               17,071
          Huhtamaki Oyj                                                                                157,100            2,408,451
          Ilkka-Yhtyma Oyj                                                                              19,360              241,669
     *    Incap Oyj                                                                                     11,000               23,971
     *    J.W. Suominen Yhtyma Oyj                                                                      17,955               71,699
          Jaakko Poyry Group Oyj                                                                        16,810              623,074
          Julius Tallberg-Kiinteistoet Oyj, Helsinki Series B                                            4,500               69,183
          KCI Konecranes International Oyj                                                              29,900            1,325,204
          Kemira GrowHow Oyj                                                                            25,160              186,620
          Kemira Oyj                                                                                   139,200            2,014,432
          Laennen Tehtaat Oyj                                                                            8,670              169,641
     #    Lassila & Tikanoja Oyj                                                                        68,276            1,162,497
          Lemminkainen Oyj                                                                              16,600              552,180
          Leo Longlife Oyj                                                                               7,830               43,181
          Martela Oyj                                                                                    1,060                8,780
          Metsaemarkka Oyj Series B                                                                      1,532               14,469
          M-Real Oyj Series B                                                                          132,000              630,448
          New Kyro Corp. Oyj                                                                            91,340              439,832
          Nokian Renkaat Oyj                                                                           160,500            2,087,606
          Nordic Aluminium Oyj                                                                           1,900               32,172
     *    Okmetic Oyj                                                                                   21,204               45,882
          Okobank Class A                                                                              101,080            1,251,155
          Olvi Oyj Series A                                                                              8,020              185,601
          Orion-Yhtyma Oyj Series A                                                                     26,000              470,226
          Orion-Yhtyma Oyj Series B                                                                     16,000              283,602
          Oy Stockmann AB Series B                                                                      53,350            2,022,864
          Perlos Oyj                                                                                    82,511              801,367
          PK Cables Oyj                                                                                 19,990              258,918
     *    Pmj Automec Oyj                                                                               45,410               70,104
          Ponsse Oyj                                                                                    12,600              296,081
     *    Proha Oyj                                                                                     82,532               33,939
          Raisio Group P.L.C. Series V                                                                 299,423              790,384
     #    Rakentajain Koneuokrammo Oyj                                                                  10,260              126,046
          Ramirent Oyj                                                                                  24,540              633,459
          Rapala VMC Oyj                                                                                36,040              254,696
          Raute Oyj Series A                                                                             4,190               69,038
          Rocla Oyj                                                                                      2,900               37,419
     *    Satama Interactive Oyj                                                                        70,900               87,965
          Scanfil Oyj                                                                                   63,879              323,264
          Sponda Oyj                                                                                   109,111            1,028,641
          SSH Communications Oyj                                                                        44,900               51,867
          Stockmann Oyj AB                                                                              35,240            1,344,420
     *    Stonesoft Corp.                                                                               49,279               28,979
          SysOpen Digia Oyj                                                                             16,020               84,938
          Talentum Oyj                                                                                  36,600              152,845
     *    Tecnomen Holding Oyj                                                                         112,970              294,376
          Teleste Corp. Oyi                                                                             33,899              290,905
          Tieto-X Oyj                                                                                   10,200               43,407
          Tulikivi Oyj                                                                                   5,710               52,130
          Turkistuottajat Oyj                                                                            4,290               43,597
          Uponor Oyj Series A                                                                          129,000            2,816,753
          Vacon Oyj                                                                                     14,537              290,928
          Vaisala Oyj Series A                                                                          21,200              596,020
          Viking Line AB                                                                                10,560              284,468
          Wartsila Corp. Oyj Series B                                                                   35,000              937,547
          Yit-Yhtymae Oyj                                                                               67,708            2,736,135
                                                                                                                 ------------------
TOTAL -- FINLAND                                                                                                         41,852,519
                                                                                                                 ------------------

BELGIUM -- (3.7%)
COMMON STOCKS -- (3.7%)
     *    Abfin SA                                                                                       2,560                    0
          Ackermans & Van Haaren SA                                                                     67,862            3,806,580
   * #    Arinso International NV                                                                       14,739              240,067
          Associated Weavers International                                                               5,057               47,844
          Banque Nationale de Belgique                                                                     710            2,484,974
     #    Barco NV                                                                                      25,703            1,787,558
          Bekaert SA                                                                                    41,401            3,266,927
          Brantano NV                                                                                    2,989              162,831
     #    Brederode SA                                                                                  12,180              341,004
          Carrieres Unies Porphyre                                                                          45               94,934
          CFE (Compagnie Francois d'Entreprises)                                                         2,080            1,469,142
          Cofinimmo SA                                                                                  17,021            2,644,110
          Commerciale de Brasserie SA COBRHA                                                               115              193,849
          Compagnie Maritime Belge SA                                                                   50,206            1,620,514
          Cumerio                                                                                        9,586              171,106
     #    Deceuninck SA                                                                                 63,700            1,803,653
          D'Ieteren SA                                                                                   8,210            2,134,535
          Distrigaz                                                                                         57              259,741
          Dolmen Computer Applications                                                                   5,036               58,430
          Duvel Moorgat NV                                                                               5,019              188,577
     *    Econocom Group SA                                                                             27,967              204,101
          Euronav SA                                                                                    41,185            1,158,371
          EVS Broadcast Equipment SA                                                                     5,500              184,815
     #    Exmar NV                                                                                      10,515              990,849
          Floridienne NV                                                                                 2,033              170,413
     *    ICOS Vision Systems Corp. NV                                                                  18,618              632,984
     *    Image Recognition Integrated Systems Group SA                                                  2,582              113,480
     *    Immobel (Cie Immobiliere de Belgique SA)                                                       6,629              296,689
     *    Innogenetics NV                                                                               56,493              516,342
     *    Integrated Production & Test Engineering NV                                                    8,030               35,862
     *    International Brachtherapy SA                                                                 16,544              129,152
     *    Ion Beam Application SA                                                                       42,233              351,427
          Ipso-Ilg SA                                                                                    7,920               68,358
          Kinepolis                                                                                      5,020              179,197
          Lotus Bakeries NV                                                                                792              126,059
          Melexis NV                                                                                    58,750              667,542
          Neuhaus NV                                                                                       870               47,014
          Nord-Sumatra Investissements SA                                                                  650              507,401
          Omega Pharma SA                                                                               54,295            2,515,328
     *    Option NV                                                                                     15,455            1,061,841
     *    Papeteries Catala SA                                                                             315               44,566
          Picanol                                                                                       16,120              264,456
          Quick Restaurants SA                                                                          24,780              663,598
     *    Real Software SA                                                                              55,542               26,189
          Recticel SA                                                                                   22,870              198,117
     *    Resilux NV                                                                                     1,754               85,050
          Rosier SA                                                                                        655              103,880
          Roularta Media Group NV                                                                        9,837              588,059
     *    Sait Radioholland                                                                             20,197               82,628
          Sapec SA                                                                                       3,635              403,147
     *    Sapec SA VVPR                                                                                     75                  275
     #    Sioen Industries NV                                                                           21,502              208,436
          SIPEF (Societe Internationale de Plantations & de Finance), Anvers                             1,685              316,944
          Societe Anonyme Des Glaces de Moustier-sur-Sambre                                             13,370              669,266
     *    Spector Photo Group SA                                                                         5,408               18,793
     *    Systemat Datarelay SA                                                                         14,672               94,541
     *    Telindus Group SA                                                                             69,046            1,212,287
          Ter Beke NV                                                                                    2,281              181,753
          Tessenderlo Chemie NV                                                                         47,282            1,503,319
          Unibra SA                                                                                      1,600              187,186
     #    Van De Velde NV                                                                                3,266              568,803
          VPK Packaging Group SA                                                                         7,185              224,170
          Warehouses De Pauw SCA                                                                        10,753              508,484
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      40,887,548
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Spector Photo Group SA Rights 12/08/05                                                         5,408                    0
                                                                                                                 ------------------
TOTAL -- BELGIUM                                                                                                         40,887,548
                                                                                                                 ------------------
IRELAND -- (2.8%)
COMMON STOCKS -- (2.8%)
          Abbey P.L.C.                                                                                  62,626              678,471

     *    Aminex P.L.C.                                                                                191,389               99,285
     *    Ardagh P.L.C.                                                                                 14,262               62,349
     *    Datalex P.L.C.                                                                               164,871              132,171
          DCC P.L.C.                                                                                   197,116            3,544,124
          Donegal Creameries P.L.C.                                                                     21,925              110,949
     *    Dragon Oil P.L.C.                                                                            509,740            1,383,532
          FBD Holdings P.L.C.                                                                           30,323            1,204,797
          Fyffes P.L.C.                                                                                897,420            2,160,864
          Glanbia P.L.C.                                                                               390,240            1,086,844
          Grafton Group P.L.C.                                                                         284,256            2,625,196
          Greencore Group P.L.C.                                                                       445,622            1,754,144
     *    Horizon Technology Group P.L.C.                                                               61,335               72,819
          IAWS Group P.L.C.                                                                            275,215            3,865,697
          IFG Group P.L.C.                                                                             122,416              199,009
          Independent News & Media P.L.C.                                                              645,069            1,750,670
     *    Iona Technologies P.L.C.                                                                      53,750              155,214
          Irish Intercontental Group P.L.C.                                                             44,853              507,738
     *    IWP International P.L.C.                                                                      39,611                2,335
          Jurys Hotel Group P.L.C.                                                                      69,061            1,500,830
     *    Kenmare Resources P.L.C.                                                                   1,417,323              866,699
          Kingspan Group P.L.C.                                                                        185,024            2,257,922
          McInerney Holdings P.L.C.                                                                     73,588              765,524
          Paddy Power P.L.C.                                                                           123,744            1,536,267
          Qualceram Shires P.L.C.                                                                       15,136               21,950
          Readymix P.L.C.                                                                              109,762              301,603
          United Drug P.L.C.                                                                           602,325            2,486,664
     *    Waterford Wedgwood P.L.C.                                                                  3,152,188              204,403
                                                                                                                 ------------------
TOTAL -- IRELAND                                                                                                          31,338,070
                                                                                                                 ------------------
AUSTRIA -- (2.7%)
COMMON STOCKS -- (2.7%)
     *    Admiral Sportwetten AG                                                                         3,905               70,229
          Agrana Beteiligungs AG                                                                         4,142              375,188
          Andritz AG                                                                                    27,387            2,734,736
          Austria Email AG                                                                                 715                3,024
   * #    Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft                            42,784              334,289
          Bank Fuer Kaernten und Steiermark AG                                                             520               59,462
   * #    Betandwin.com Interactive Entertainment AG                                                    40,984            3,408,489
          Boehler-Uddeholm AG                                                                           26,152            4,255,087
          BWT AG                                                                                        24,819              705,465
     *    CA Immobilien Anlagen AG                                                                     134,542            3,339,606
     *    Christ Water Techology AG                                                                     24,819              261,890
          Constantia-Verpackungen AG                                                                    21,263              823,403
   * #    Conwert Immobilien Invest AG                                                                  54,426              908,305
     *    Demeter Vermoegensverwaltung                                                                  15,000                    0
     *    Eybl International AG                                                                          3,191               62,727
          Flughafen Wien AG                                                                             32,850            2,087,573
          Frauenthal Holding AG                                                                            977              155,445
          Lenzing AG                                                                                     3,948              801,153
          Manner (Josef) & Co. AG                                                                          870               51,286
          Mayr-Melnhof Karton AG                                                                        11,760            1,566,874
          Oberbank AG                                                                                    7,077              703,240
          Palfinger AG                                                                                  11,176              805,246
   * #    RHI AG, Wien                                                                                  65,590            1,821,026
          Rosenbauer International AG                                                                    2,134              154,670
     *    S&T System Integration & Technology Distribution AG                                            5,233              152,716
          Schoeller-Bleckmann Oilfield Equipment AG                                                     23,403              638,170
     *    Sparkassen Immobilien AG                                                                      42,133              422,579
          Ubm Realitaetenentwicklung AG                                                                  1,440               77,909
     #    Uniqa Versicherungen AG                                                                      128,555            2,774,759
     *    Wolford AG                                                                                     4,900               96,762
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      29,651,308
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Jenbacher AG Rights 03/31/08                                                                   7,860                    0
     *    Sparkassen Immobilien AG Rights 11/23/05                                                      42,133                  497
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                           497
                                                                                                                 ------------------
TOTAL -- AUSTRIA                                                                                                         29,651,805
                                                                                                                 ------------------
PORTUGAL -- (1.1%)
COMMON STOCKS -- (1.1%)

          Cin Corporacao Industrial do Norte SA                                                          1,000                5,642
          Corticeira Amorim Sociedad Gestora Participacoes Sociais SA                                  194,100              331,240
          EFACEC Capital SGPS SA                                                                        60,600              225,713
     *    Fibras Sinteticas de Portugal SA                                                             195,903               53,378
          Finibanco Holdings SGPS SA                                                                    81,326              190,169
     *    Gescartao SGPS SA                                                                             28,003              412,983
          Ibersol SGPS SA                                                                               20,401              143,320
     *    Impresa Sociedade Gestora de Participacoes Socias SA                                         190,166            1,069,164
     *    Investimentos Participacoes e Gestao SA Inapa                                                 43,702              145,169
          Jeronimo Martins SGPS SA                                                                     170,757            2,457,946
          Mota-Engil SGPS SA                                                                           250,900              947,082
   * #    Novabase SGPS                                                                                 56,005              422,019
   * #    ParaRede SGPS SA                                                                             423,662              139,857
          Portucel-Empresa Produtora de Pasta de Papel SA                                              466,977              948,335
          Sag Gest - Solucoes Automovel Globais SGPS SA                                                235,500              472,494
          Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA                        54,900              249,198
     *    Sociedade Construcoes Soares da Costa SA                                                      19,200               29,924
     #    Sociedade de Investimento e Gestao SGPS SA                                                   160,396            1,175,019
   * #    Sonaecom SGPS SA                                                                             321,175            1,432,254
     *    Sporting Sociedad Desportiva de Futebol SAD                                                   17,030               53,157
     *    Sumolis - Companhia Industrial de Fruitas e Bebidas SA                                        40,358               74,535
          Teixeira Duarte Engenharia e Construcoes SA                                                  609,000              918,562
                                                                                                                 ------------------
TOTAL -- PORTUGAL                                                                                                         11,897,160
                                                                                                                 ------------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                            ------------------
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (12.3%)
    ^  Repurchase Agreement, Bear Stearns & 3.95%, 12/01/05 (Collateralized by
          $17,189,638 U.S. STRIPS, valued at $14,963,503) to be repurchased at
          $14,670,105                                                                       $           14,668           14,668,491
       Repurchase Agreement Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by
          $188,974,833 U.S. STRIPS, rates ranging from 0% to 6.25%, maturities ranging from 11/15/06 to 08/15/23, valued at $122,400,001) to be
          repurchased at $120,013,233                                                                  120,000          120,000,000
       Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
          (Collateralized by $2,149,000 FHLMC Notes 4.00%, 09/22/09, valued at
          $2,106,020) to be repurchased at $2,074,224                                                    2,074            2,074,000
                                                                                                                 ------------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                        136,742,491
                                                                                                                 ------------------
TOTAL INVESTMENTS - (100.0%)
(Cost $838,397,270)                                                                                              $    1,114,512,228
                                                                                                                 ==================

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                            ------------------   ------------------
SOUTH KOREA -- (12.3%)
COMMON STOCKS -- (12.3%)
          Amorepacific Corp.                                                                             5,680   $        1,840,387
          CJ Corp.                                                                                       3,528              350,685
          Daelim Industrial Co., Ltd.                                                                   18,800            1,224,140
          Daewoo Engineering & Construction Co., Ltd.                                                  247,900            3,158,889
          Daewoo International Corp.                                                                    45,870            1,055,432
     *    Daewoo Securities Co., Ltd.                                                                  103,195            1,557,825
          Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                           142,290            3,277,439
          Doosan Heavy Industries & Construction Co., Ltd.                                              24,500              702,653
          Doosan Infracore Co., Ltd.                                                                    97,520            1,406,100
          GS Engineering & Construction Corp.                                                           23,120            1,110,222
          GS Holdings Corp.                                                                             42,945              972,487
          Hana Bank                                                                                    111,150            4,540,017
          Hankook Tire Manufacturing Co., Ltd.                                                          84,420            1,012,610
          Hite Brewery Co., Ltd.                                                                        12,140            1,759,387
          Hyundai Department Store Co., Ltd.                                                             6,380              464,160
          Hyundai Development Co.                                                                       37,270            1,563,866
          Hyundai Heavy Industries Co., Ltd.                                                            49,890            3,482,181
          Hyundai Mobis                                                                                 53,070            4,416,392
          Hyundai Motor Co., Ltd.                                                                      122,979           10,090,681
          INI Steel Co., Ltd.                                                                           58,560            1,234,616
          Kangwon Land, Inc.                                                                           140,300            2,765,040
          KCC Corp.                                                                                      7,410            1,674,808
          Kia Motors Corp.                                                                             263,640            6,231,892
          Kookmin Bank                                                                                 155,185           10,202,231
          Korea Electric Power Corp.                                                                   495,290           16,521,391
     *    Korea Exchange Bank                                                                          617,940            7,747,931
          Korea Gas Corp.                                                                               65,190            2,135,852
          KT Corp.                                                                                     195,930            7,981,373
     *    KT Freetel, Ltd.                                                                              36,030              772,700
          KT&G Corp.                                                                                   103,590            4,580,509
     *    LG Card Co., Ltd.                                                                             67,349            3,283,777
          LG Chemical Investment, Ltd.                                                                 143,395            3,865,748
          LG Chemical, Ltd.                                                                             36,776            1,855,845
          LG Electronics, Inc.                                                                          88,910            6,718,935
     *    LG Phillips LCD Co., Ltd.                                                                    106,110            4,615,345
     *    NCsoft Corp.                                                                                   6,150              510,021
          POSCO                                                                                         46,060            9,186,472
          S1 Corp.                                                                                       3,130              129,096
          Samsung Corp.                                                                                 77,520            1,477,513
          Samsung Electro-Mechanics Co., Ltd.                                                           37,767            1,248,527
          Samsung Electronics Co., Ltd.                                                                 75,768           43,582,363
          Samsung Fire and Marine Insurance, Ltd.                                                       27,229            2,844,456
          Samsung Heavy Industries Co., Ltd.                                                           126,000            1,830,697
          Samsung SDI Co., Ltd.                                                                         24,812            2,576,397
          Samsung Securities Co., Ltd.                                                                  33,780            1,780,798
          Shinhan Financial Group Co., Ltd.                                                            183,772            7,059,750
          Shinsegae Co., Ltd.                                                                           10,460            4,282,529
          SK Corp., Ltd.                                                                                73,084            3,794,999
     *    SK Networks Co., Ltd.                                                                         91,390            1,439,753
          SK Telecom Co., Ltd.                                                                          56,085           10,537,483
          S-Oil Corp.                                                                                   99,800            7,270,769
          Woori Investment & Securities Co., Ltd.                                                       59,500            1,236,413
                                                                                                                 ------------------
TOTAL -- SOUTH KOREA                                                                                                    226,961,582
                                                                                                                 ------------------
MEXICO -- (12.1%)
COMMON STOCKS -- (12.1%)
          Alfa S.A. de C.V. Series A                                                                   640,590            3,615,872
          America Movil S.A. de C.V. Series L                                                       32,693,100           46,823,877
     *    America Telecom S.A. de C.V. Series A                                                      5,129,240           23,321,353
     *    Carso Global Telecom S.A. de C.V. Telecom Series A1                                        3,638,671            7,920,494
          Cementos de Mexico S.A. de C.V. Series B                                                   3,223,410           18,130,727
          Coca-Cola Femsa S.A. de C.V. Series L                                                      1,310,600            3,314,675
          Consorcio Ara S.A. de C.V.                                                                   157,500              656,437
          Controladora Comercial Mexicana S.A. de C.V. Series B                                        633,700              936,414

     *    Corporacion Interamericana de Entramiento S.A. de C.V. Series B                               87,127              202,611
          Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                                     1,107                  210
          Corporativo Fragua S.A. de C.V. Series B                                                          21                   91
     *    Desc S.A. de C.V. Series B                                                                   619,841              155,591
          El Puerto de Liverpool S.A. de C.V. Series C1                                                339,500              739,651
          Embotelladora Arca S.A. de C.V., Mexico                                                      466,500            1,026,945
     *    Empresas ICA Sociedad Controladora S.A. de C.V.                                              623,700              259,949
          Fomento Economico Mexicano S.A. de C.V. Series B & D                                         754,800            5,135,672
          Gruma S.A. de C.V. Series B                                                                   90,406              275,748
          Grupo Carso S.A. de C.V. Series A-1                                                        3,272,232            7,748,963
          Grupo Continental S.A. de C.V.                                                               358,600              584,249
          Grupo Elektra S.A. de C.V.                                                                   141,400            1,235,726
          Grupo Financiero del Norte S.A. de C.V. Series C                                           2,275,936            4,893,791
          Grupo Financiero GBM Atlantico S.A. de C.V. Series O                                          22,746               12,497
          Grupo Financiero Inbursa S.A. de C.V. Series O                                             3,161,776            4,971,628
     *    Grupo Gigante S.A. de C.V. Series B                                                          117,282               77,488
          Grupo Industrial Bimbo S.A. de C.V. Series A                                               1,711,100            6,069,972
          Grupo Industrial Maseca S.A. de C.V. Series B                                                229,000              160,085
          Grupo Modelo S.A. de C.V. Series C                                                         2,602,300            8,787,723
     *    Grupo Nutrisa S.A. de C.V.                                                                       129                   98
     *    Grupo Qumma S.A. de C.V. Series B                                                              1,591                   27
          Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)               2,117,800            8,385,341
     *    Grupo Tribasa S.A. de C.V.                                                                     2,120                    0
     *    Impulsora del Desarrollo Economico de America Latina S.A. de C.V.                          3,161,776            2,419,925
          Industrias Penoles S.A. de C.V.                                                              324,600            1,814,095
          Kimberly Clark de Mexico S.A. de C.V. Series A                                               980,200            3,570,019
          Nueva Grupo Mexico S.A. de C.V. Series B                                                   2,792,574            6,015,263
     *    Organizacion Soriana S.A. de C.V. Series B                                                   701,000            3,044,506
     *    Savia S.A. de C.V.                                                                           120,000               23,706
          Telefonos de Mexico S.A. de C.V.                                                          18,366,800           20,494,544
          Telefonos de Mexico S.A. de C.V. Series A                                                    200,000              225,443
          TV Azteca S.A. de C.V. Series A                                                            1,832,100            1,162,742
     *    US Commercial Corp. S.A. de C.V.                                                             223,000               79,213
          Vitro S.A. de C.V.                                                                           121,600              145,132
          Wal-Mart de Mexico S.A. de C.V. Series V                                                   5,494,302           29,821,304
                                                                                                                 ------------------
TOTAL -- MEXICO                                                                                                         224,259,797
                                                                                                                 ------------------
SOUTH AFRICA -- (11.2%)
COMMON STOCKS -- (11.2%)
          ABSA Group, Ltd.                                                                             411,312            5,825,532
          African Oxygen, Ltd.                                                                         354,545            1,397,349
     *    African Rainbow Minerals, Ltd.                                                                93,775              586,361
          Anglo American Platinum Corp., Ltd.                                                          356,886           23,505,461
          Anglogold, Ltd.                                                                              370,434           15,691,373
          Aspen Pharmacare Holdings, Ltd.                                                              334,964            1,696,425
          Barloworld, Ltd.                                                                             223,297            3,524,035
          Bidvest Group, Ltd.                                                                          329,745            4,462,068
          City Lodge Hotels, Ltd.                                                                       13,764               84,391
          Consol, Ltd.                                                                                 178,834              304,012
     *    Discovery Holdings, Ltd.                                                                     548,855            1,828,930
          Edgars Consolidated Stores, Ltd.                                                             400,378            1,869,941
          Firstrand, Ltd.                                                                            7,111,772           17,352,779
          Foschini, Ltd.                                                                               247,044            1,729,977
          Gold Fields, Ltd.                                                                            306,889            4,632,213
     *    Harmony Gold Mining Co., Ltd.                                                                364,281            4,434,808
          Impala Platinum Holdings, Ltd.                                                                60,141            7,849,639
          Imperial Holdings, Ltd.                                                                      184,241            3,495,251
          Investec, Ltd.                                                                                28,155            1,123,230
          JD Group, Ltd.                                                                               171,537            1,918,295
          Kumba Resources, Ltd.                                                                         15,092              233,232
          Lereko Mobility, Ltd.                                                                         11,535               65,863
          Liberty Group, Ltd.                                                                          370,431            4,117,435
          Massmart Holdings, Ltd.                                                                      171,431            1,329,805
          Mittal Steel South Africa, Ltd.                                                              671,293            5,828,282
          MTN Group, Ltd.                                                                            1,716,526           14,277,502
     *    Nampak, Ltd.                                                                                 520,338            1,290,148
          Naspers, Ltd. Series N                                                                       308,126            4,932,913
          Nedbank Group, Ltd.                                                                          460,266            6,219,774
          Network Healthcare Holdings, Ltd.                                                          1,741,450            1,757,347
          Old Mutual PLC                                                                             3,762,319            9,739,915
          Pick'n Pay Stores, Ltd.                                                                      650,875            2,668,200
          Pretoria Portland Cement Co., Ltd.                                                            82,531            3,954,091
     *    Sanlam, Ltd.                                                                               2,167,439            4,404,936

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
          Santam, Ltd.                                                                                 109,542            1,217,946
          Sappi, Ltd.                                                                                  212,805            2,276,312
          Shoprite Holdings, Ltd.                                                                      336,642              879,140
          Standard Bank Group, Ltd.                                                                  1,271,196           13,429,585
     *    Steinhoff International Holdings, Ltd.                                                     1,136,817            3,019,982
     *    Sun International, Ltd.                                                                       91,092            1,054,935
          Telkom SA, Ltd.                                                                              807,542           16,232,378
     *    Tiger Brands, Ltd.                                                                           137,333            2,937,917
          Truworths International, Ltd.                                                                477,551            1,474,689
          Woolworths Holdings, Ltd.                                                                    793,346            1,576,897
                                                                                                                 ------------------
TOTAL -- SOUTH AFRICA                                                                                                   208,231,294
                                                                                                                 ------------------
TAIWAN -- (11.2%)
COMMON STOCKS -- (11.2%)
          Acer, Inc.                                                                                 1,430,995            3,168,766
          Advanced Semiconductor Engineering, Inc.                                                   2,532,213            1,823,867
          Advantech Co., Ltd.                                                                          243,108              620,462
          Asia Cement Corp.                                                                          1,925,530            1,069,778
          Asustek Computer, Inc.                                                                     1,984,968            5,606,819
          Au Optronics Corp.                                                                         3,003,480            4,285,951
          Benq Corp.                                                                                 1,973,318            1,777,229
          Cathay Financial Holdings Co., Ltd.                                                        7,369,529           13,328,133
          Chang Hwa Commercial Bank                                                                  3,424,796            1,604,280
          Cheng Shin Rubber Industry Co., Ltd.                                                         744,869              572,663
          Cheng Uei Precision Industry Co., Ltd.                                                        47,449              157,917
          Chi Mei Optoelectronic Corp.                                                               3,571,411            4,315,037
          China Airlines                                                                             1,864,420              883,741
     *    China Development Financial Holding Corp.                                                  6,532,000            2,351,219
          China Motor Co., Ltd.                                                                        963,774              886,640
          China Steel Corp.                                                                          7,638,240            5,700,504
          Chinatrust Financial Holdings Co., Ltd.                                                    4,501,896            3,624,010
          Chungwa Picture Tubes Co., Ltd.                                                            5,710,226            1,441,382
     *    CMC Magnetics Corp.                                                                        2,216,400              770,867
          Compal Communications, Inc.                                                                  120,000              365,809
          Compal Electronics, Inc.                                                                   2,346,788            2,055,125
          Delta Electronics Industrial Co., Ltd.                                                     1,484,890            2,982,236
          E.Sun Financial Holding Co., Ltd.                                                          1,527,226              955,419
          Eva Airways Corp.                                                                          1,929,297              855,323
          Evergreen Marine Corp., Ltd.                                                               1,846,420            1,166,894
          Far East Textile, Ltd.                                                                     3,778,481            2,305,261
          Far Eastern International Bank                                                               619,571              297,018
          First Financial Holding Co., Ltd.                                                          4,410,600            3,066,008
          Formosa Chemicals & Fiber Co., Ltd.                                                        4,964,099            7,803,875
          Formosa Plastics Corp.                                                                     4,212,658            6,315,043
          Foxconn Technology Co., Ltd.                                                                 298,920            1,387,619
          Fu Sheng Industrial Co., Ltd.                                                                219,277              241,628
          Fubon Financial Holding Co., Ltd.                                                          6,747,052            5,381,672
          Fuh-Hwa Financial Holding Co., Ltd.                                                        1,526,885              603,251
          High Tech Computer Corp.                                                                     147,120            2,170,431
          Hon Hai Precision Industry Co., Ltd.                                                       3,195,839           16,208,647
          Hotai Motor Co., Ltd.                                                                        266,000              678,011
          Hsinchu International Bank                                                                   496,980              243,485
          Hua Nan Financial Holding Co., Ltd.                                                        5,128,122            3,220,854
          International Bank of Taipei                                                                 885,928              539,376
          Inventec Corp.                                                                               786,804              454,801
          Lite-On Technology Corp.                                                                   2,030,630            2,549,863
          Media Tek, Inc.                                                                              595,603            6,199,627
          Mega Financial Holding Co., Ltd.                                                           8,842,535            5,792,669
          Mitac International Corp.                                                                    928,620            1,274,019
          Nan Ya Plastic Corp.                                                                       6,677,882            8,021,618
          Nanya Technology Co., Ltd.                                                                 2,957,720            1,493,545
     *    Pacific Electric Wire & Cable Corp.                                                          233,200                3,618
          Pou Chen Corp.                                                                             1,102,016              682,733
          President Chain Store Corp.                                                                  638,260            1,170,017
          Quanta Computer, Inc.                                                                      2,610,873            3,998,991
          Quanta Display, Inc.                                                                       2,974,138              968,107
          Realtek Semiconductor Corp.                                                                  203,701              227,773
          Shin Kong Financial Holding Co., Ltd.                                                      2,252,436            1,692,242
     *    Silicon Integrated Systems Corp.                                                             676,000              491,200
          Siliconware Precision Industries Co., Ltd.                                                 1,774,992            1,867,576
          SinoPac Holdings Co., Ltd.                                                                 2,880,096            1,307,932
          Synnex Technology International Corp.                                                        606,348              714,771
          Taishin Financial Holdings Co., Ltd.                                                       2,859,225            1,503,124
     *    Taiwan Business Bank                                                                       1,632,644              404,563
          Taiwan Cement Corp.                                                                        2,331,867            1,457,054
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
          Taiwan Glass Ind. Corp.                                                                      706,286              530,193
          Taiwan Semiconductor Manufacturing Co., Ltd.                                              19,939,093           35,441,693
     *    Tatung Co., Ltd.                                                                           2,839,000              720,474
          Transcend Information, Inc.                                                                        1                    0
          U-Ming Marine Transport Corp.                                                                488,860              508,680
          Uni-President Enterprises Corp.                                                            1,937,020              819,603
          United Microelectronics Corp.                                                             12,710,719            7,062,288
          Walsin Lihwa Corp.                                                                         2,278,539              708,258
          Wan Hai Lines Co., Ltd.                                                                    1,213,104              735,790
     *    Winbond Electronics Corp.                                                                  2,925,000              819,151
          Wintek Corp.                                                                                 679,379              917,027
     *    Wistron Corp.                                                                                772,000              951,274
          Ya Hsin Industrial Co., Ltd.                                                                 561,888              535,817
          Yang Ming Marine Transport Corp.                                                           1,696,894            1,061,515
          Yulon Motor Co., Ltd.                                                                      1,203,024            1,257,136
          Zyxel Communication Corp.                                                                    133,357              241,112
                                                                                                                 ------------------
TOTAL -- TAIWAN                                                                                                         207,418,104
                                                                                                                 ------------------
BRAZIL  -- (11.1%)
PREFERRED STOCKS -- (9.5%)
          Ambev Cia de Bebidas das Americas                                                         12,453,835            4,876,975
          Aracruz Celulose SA Series B                                                                 711,999            2,746,536
          Banci Itau Holding Financeira SA                                                             868,000           22,059,451
          Banco Bradesco SA                                                                            802,158           24,627,179
          Brasil Telecom Participacoes SA                                                          234,026,240            1,836,312
          Brasil Telecom SA                                                                        626,730,875            2,952,333
     *    Braskem SA Preferred A                                                                       435,600            3,933,942
          Companhia Brasileira de Distribuicao Grupo Pao de Acucar                                  58,650,000            1,892,451
          Companhia Energetica de Minas Gerais                                                     109,900,000            4,452,858
          Companhia Paranaense de Energia-Copel Series B                                           100,000,000              866,803
          Contax Participacoes SA                                                                      180,034              208,344
          Embraer Empresa Brasileira de Aeronautica                                                    747,821            7,093,015
     *    Embratel Participacoes SA                                                                143,582,922              390,316
     *    Empresa Nasional de Comercio Redito e Participacoes SA                                       480,000                3,049
          Gerdau SA                                                                                    465,156            6,919,816
          Investimentos Itau SA                                                                      3,300,893           11,310,071
          Klabin SA                                                                                    682,875            1,332,590
          Metalurgica Gerdau SA                                                                         98,850            1,902,083
          Suzano Bahia Sul Papel e Celullose SA                                                        143,545              827,330
     *    Tele Centro Oeste Celular Participacoes SA                                                    76,815              770,416
          Tele Norte Leste Participacoes SA                                                            180,034            3,387,434
     *    Tele Sudeste Celular Participacoes SA                                                         16,200              130,129
          Telecomunicacoes de Sao Paulo SA                                                             621,100           12,951,915
          Telemar Norte Leste SA                                                                       225,100            6,639,096
     *    Telesp Celular Participacoes SA                                                              858,662            3,039,512
          Unibanco-Uniao de Bancos Brasileiros SA                                                       20,000              107,102
          Unibanco-Uniao de Bancos Brasileiros Units SA                                                513,130            6,369,006
          Usinas Siderurgicas de Minas Gerais SA Series A                                              200,539            4,705,181
          Usinas Siderurgicas de Minas Gerais SA Series B                                                  325                7,670
          Vale do Rio Doce Series A                                                                    926,880           35,316,925
          Vale do Rio Doce Series B                                                                     81,160                    0
          Votorantim Celulose e Papel SA                                                                71,336              877,010
          Weg SA                                                                                       489,800            1,678,235
                                                                                                                 ------------------
TOTAL PREFERRED STOCKS                                                                                                  176,211,085
                                                                                                                 ------------------
COMMON STOCKS -- (1.6%)
          Ambev Cia de Bebidas das Americas                                                          8,994,767            3,016,625
          Brasil Telecom Participacoes SA                                                           59,520,574              726,618
     *    Cia Siderurgica Belgo-Mineira                                                             17,706,909           10,679,593
          Companhia Siderurgica Nacional SA                                                            241,404            5,039,521
     *    Contax Participacoes SA                                                                       59,254               96,807
          Copesul Companhia Petroquimica do Sul                                                         55,860              811,219
          CPFL Energia SA                                                                                1,935               22,129
     *    Embratel Participacoes SA                                                                 57,550,000              135,550
          Lojas Renner SA                                                                                3,162              106,189
          Souza Cruz SA                                                                                521,300            7,213,268
     *    Tele Centro Oeste Celular Participacoes SA                                                    19,748              200,572
     *    Tele Norte Celular Participacoes SA                                                       57,624,254               13,860
          Tele Norte Leste Participacoes SA                                                             59,254            1,478,997
     *    Tele Sudeste Celular Participacoes SA                                                            991                7,915
          Tractebel Energia SA                                                                         108,600              680,136
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      30,228,999
                                                                                                                 ------------------
TOTAL -- BRAZIL                                                                                                         206,440,084
                                                                                                                 ------------------

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
INDIA -- (9.3%)
COMMON STOCKS -- (9.3%)
     *    Amtek Auto, Ltd.                                                                              12,240               77,531
          Apollo Hospitals Enterprise, Ltd.                                                             13,632              130,892
          Arvind Mills, Ltd.                                                                            90,436              216,989
     *    ASEA Brown Boveri, Ltd.                                                                       24,451            1,029,405
          Ashok Leyland, Ltd.                                                                          449,941              305,737
          Asian Paints (India), Ltd.                                                                    49,207              567,605
          Aventis Pharma, Ltd.                                                                           3,241              116,502
          Bajaj Auto, Ltd.                                                                              82,372            3,608,041
     *    Bajaj Hindusthan, Ltd.                                                                        31,343              153,860
          Bharat Earth Movers, Ltd.                                                                     28,487              555,033
          Bharat Forge, Ltd.                                                                           154,884            1,203,076
          Biocon, Ltd.                                                                                  65,636              690,928
          Cadila Healthcare, Ltd.                                                                        5,103               55,626
          Century Textiles & Industries, Ltd.                                                           40,427              258,040
          Chennai Petroleum Corp., Ltd.                                                                 21,129              112,946
          Cipla, Ltd.                                                                                  328,288            2,839,144
          Colgate-Palmolive (India), Ltd.                                                               68,927              393,412
          Crompton Greaves, Ltd.                                                                        18,742              288,461
          Cummins India, Ltd.                                                                          114,196              408,572
          Dabur India, Ltd.                                                                             36,033              135,877
          Dr. Reddy's Laboratories, Ltd.                                                                87,040            1,731,044
          EIH, Ltd.                                                                                      5,762               64,307
          Flextronics Software Systems, Ltd.                                                            10,222              153,252
     *    Gammon India, Ltd.                                                                            23,751              206,135
     *    Glaxosmithkline Pharmaceuticals, Ltd.                                                         81,257            1,899,003
          Godrej Consumer Products, Ltd.                                                                15,250              163,188
          Great Eastern Shipping Co., Ltd.                                                             111,563              549,349
          Gujarat Ambuja Cements, Ltd.                                                               1,338,280            2,349,734
          HCL Infosystems, Ltd.                                                                         19,201              100,309
          HCL Technologies, Ltd.                                                                       236,799            2,613,655
          HDFC Banking, Ltd.                                                                           386,733            5,769,546
          Hero Honda Motors, Ltd. Series B                                                             286,616            5,190,412
          Hindustan Lever, Ltd.                                                                      2,551,551           10,090,314
          I-Flex Solutions, Ltd.                                                                        66,837            1,436,256
          Indian Hotels Co., Ltd.                                                                       61,275            1,214,963
          Indian Petrochemicals Corp., Ltd.                                                            228,100            1,130,800
          Indian Rayon & Industries, Ltd.                                                                5,819               80,377
          Industrial Development Bank of India, Ltd.                                                   610,602            1,260,264
          Infosys Technologies, Ltd.                                                                   312,438           18,233,541
          ITC, Ltd.                                                                                  3,050,405            8,923,534
          Jammu & Kashmir Bank, Ltd.                                                                    13,066              132,622
          Jindal Steel & Power, Ltd.                                                                    16,160              500,423
     *    JSW Steel, Ltd.                                                                               91,750              413,865
          Jubilant Organsys, Ltd.                                                                       15,364              331,850
          Larsen & Toubro, Ltd.                                                                         91,238            3,361,135
          Lupin, Ltd.                                                                                   21,960              361,963
          Mahindra & Mahindra, Ltd.                                                                    256,471            2,530,899
          Mangalore Refinery & Petrochemicals, Ltd.                                                    222,147              231,662
          Maruti Udyog, Ltd.                                                                           326,177            4,349,291
          Matrix Laboratories, Ltd.                                                                     68,261              298,953
          McDowell & Co., Ltd.                                                                          13,934              136,916
          Moser Baer (India), Ltd.                                                                      49,338              214,709
     *    Motor Industries Co., Ltd.                                                                    19,036            1,075,226
          Nicholas Piramal India, Ltd.                                                                  76,008              466,047
          Nirma, Ltd.                                                                                   14,534              152,694
          Pantaloon Retail India, Ltd.                                                                   9,764              380,371
          Patni Computer Systems, Ltd.                                                                  89,306              874,583
          Proctor & Gamble Hygiene & Health Care, Ltd.                                                   6,995              125,480
          Ranbaxy Laboratories, Ltd.                                                                   298,738            2,497,608
          Raymond, Ltd.                                                                                  7,347               65,532
          Reliance Energy, Ltd.                                                                        191,199            2,437,404
     *    Reliance Industries, Ltd.                                                                  1,721,955           31,126,107
          Satyam Computer Services, Ltd.                                                               386,449            5,485,887
          Sesa Goa, Ltd.                                                                                21,675              485,717
     *    Siemens India, Ltd.                                                                           25,139            1,769,421
          Sterling Biotech, Ltd.                                                                        52,078              147,343
          Sterlite Industries (India), Ltd. Series A                                                    86,299            1,587,154
          Sun Pharmaceuticals Industries, Ltd.                                                         132,826            1,911,051
          Tata Chemicals, Ltd.                                                                         105,629              486,857
          Tata Consultancy Services, Ltd.                                                              218,889            7,230,791
          Tata Motors, Ltd.                                                                            394,823            4,776,137
          Tata Power Co., Ltd.                                                                         149,953            1,454,812
          Tata Steel, Ltd.                                                                             544,951            4,137,167

          Tata Tea, Ltd.                                                                                41,503              793,995
     *    Tata Teleservices Maharashtra, Ltd.                                                        1,384,967              837,546
          UTI Bank, Ltd.                                                                               314,618            1,857,129
          Videsh Sanchar Nigam, Ltd.                                                                   155,496            1,205,910
          Wipro, Ltd.                                                                                  778,038            7,162,285
     *    Wockhardt, Ltd.                                                                               26,796              253,060
          Zee Telefilms, Ltd. Series B                                                                 529,060            1,780,801
                                                                                                                 ------------------
TOTAL -- INDIA                                                                                                          171,736,063
                                                                                                                 ------------------
TURKEY -- (5.4%)
COMMON STOCKS -- (5.4%)
          Akbank T.A.S.                                                                              2,717,997           21,399,406
          Anadolu Efes Biracilik ve Malt Sanayi A.S.                                                   182,246            4,892,032
          Arcelik A.S                                                                                  289,702            1,836,354
     *    Dogan Sirketler Grubu Holding A.S.                                                           722,062            2,180,946
     *    Dogan Yayin Holding A.S.                                                                     542,814            1,644,462
          Enka Insaat ve Sanayi A.S.                                                                   494,820            5,554,487
          Eregli Demir ve Celik Fabrikalari Turk A.S.                                                  353,341            2,251,800
          Ford Otomotiv Sanayi A.S.                                                                    867,588            7,462,433
          Koc Holding A.S. Series B                                                                  1,540,774            7,464,271
          Tofas Turk Otomobil Fabrikasi A.S.                                                                 1                    1
          Tupras-Turkiye Petrol Rafinerileri A.S.                                                      289,886            5,045,427
          Turk Sise ve Cam Fabrikalari A.S.                                                            539,099            1,769,513
     *    Turkiye Garanti Bankasi A.S.                                                               3,958,349           13,180,074
          Turkiye Is Bankasi A.S.                                                                    2,403,571           20,525,736
     *    Yapi ve Kredi Bankasi A.S.                                                                 1,232,184            5,203,936
                                                                                                                 ------------------
TOTAL -- TURKEY                                                                                                         100,410,878
                                                                                                                 ------------------
MALAYSIA -- (5.2%)
COMMON STOCKS -- (5.2%)
     *    AmInvestment Group Berhad                                                                    406,882              170,259
          AMMB Holdings Berhad                                                                       2,103,331            1,268,678
          Berjaya Sports Toto Berhad                                                                   746,800              849,984
          British American Tobacco Berhad                                                              295,300            3,067,305
          Bumiputra-Commerce Asset Holdings Berhad                                                   2,588,400            3,764,754
          CIMB Berhad                                                                                  288,111              473,450
     *    Digi.Com Berhad                                                                              767,162            1,533,106
          Diversified Resources Berhad                                                                 330,000              119,666
          Gamuda Berhad                                                                                510,000              486,493
          Genting Berhad                                                                               697,300            3,785,252
          Golden Hope Plantations Berhad                                                               948,200            1,029,892
          Highlands and Lowlands Berhad                                                                107,500              114,386
          Hong Leong Bank Berhad                                                                     1,607,150            2,169,525
          Hong Leong Credit Berhad                                                                   1,060,629            1,151,027
          IJM Corp. Berhad                                                                             228,300              259,790
          IOI Corp. Berhad                                                                           1,044,500            3,400,569
          IOI Oleochemical Industries Berhad                                                            22,041               67,091
          IOI Properties Berhad                                                                        151,300              308,367
          Kuala Lumpur Kepong Berhad                                                                   747,000            1,640,862
          Magnum Corp. Berhad                                                                        1,487,600              760,101
          Malakoff Berhad                                                                              835,700            1,725,978
          Malayan Banking Berhad                                                                     2,815,700            8,347,231
          Malayan Cement Berhad                                                                        250,000               38,711
          Malaysian Airlines System Berhad                                                           1,090,600              850,565
          Malaysian Pacific Industries Berhad                                                          170,000              425,225
          Malaysian Plantations Berhad                                                                 927,500              554,831
          Maxis Communications Berhad                                                                1,631,600            3,756,828
          MISC Berhad                                                                                3,003,132            7,472,059
          MMC Corp. Berhad                                                                             828,700              432,117
          Nestle (Malaysia) Berhad                                                                     229,200            1,448,696
          O.Y.L. Industries Berhad                                                                   1,343,000            1,145,615
          Oriental Holdings Berhad                                                                     215,300              234,790
          Petronas Dagangan Berhad                                                                     813,400              831,376
          Petronas Gas Berhad                                                                        1,810,900            4,317,570
          Plus Expressways Berhad                                                                    3,046,800            2,387,117
          PPB Group Berhad                                                                           1,159,200            1,267,359
          Proton Holdings Berhad                                                                       389,000              722,229
          Public Bank Berhad                                                                         1,550,201            2,564,520
          Resorts World Berhad                                                                       1,120,700            3,349,840
          RHB Capital Berhad                                                                         1,849,900            1,110,146
          Shell Refining Co. Federation of Malaysia Berhad                                             227,000              624,563
          Sime Darby Berhad                                                                          2,334,600            3,899,792
          Southern Bank Berhad                                                                          48,440               52,062

          Southern Bank Berhad (Foreign)                                                             1,412,337            1,495,328
          SP Setia Berhad                                                                              488,100              428,929
          Star Publications (Malaysia) Berhad                                                          182,800              343,971
          Telekom Malaysia Berhad                                                                    3,138,900            7,934,488
          Tenaga Nasional Berhad                                                                     3,662,800            9,508,854
          UMW Holdings Berhad                                                                          364,533              569,458
          YTL Corp. Berhad                                                                           1,578,966            2,277,757
                                                                                                                 ------------------
TOTAL -- MALAYSIA                                                                                                        96,538,562
                                                                                                                 ------------------
ISRAEL -- (4.5%)
COMMON STOCKS -- (4.5%)
          Africa-Israel Investments, Ltd.                                                              108,700            3,531,530
          Bank Hapoalim, Ltd.                                                                        2,309,640           10,015,998
          Bank Leumi Le-Israel                                                                       2,802,069           10,059,225
     *    Bezeq Israeli Telecommunication Corp., Ltd.                                                4,049,014            5,300,395
          Blue Square Israel, Ltd.                                                                      16,186              171,430
          CLAL Industries, Ltd.                                                                        289,038            1,413,459
          CLAL Insurance, Ltd.                                                                         114,684            2,287,245
          Delek Group, Ltd.                                                                              4,584              600,568
          Discount Investment Corp.                                                                     66,100            1,421,402
          Elbit Systems, Ltd.                                                                           98,319            2,241,418
          Elron Electronic Industries, Ltd.                                                                  1                    4
     *    First International Bank of Israel, Ltd. Par Value $0.01                                     347,200              683,265
     *    First International Bank of Israel, Ltd. Par Value $0.05                                      48,660              473,183
          IDB Development Corp., Ltd. Series A                                                         101,015            2,815,801
          IDB Holding Corp., Ltd.                                                                       36,578              806,156
          Israel Chemicals, Ltd.                                                                     2,410,526            8,854,721
          Israel Corp., Ltd. Series A                                                                    5,500            1,856,406
     *    Koor Industries, Ltd.                                                                         25,971            1,386,691
          M.A.Industries, Ltd.                                                                         843,283            4,595,793
          Migdal Insurance Holdings, Ltd.                                                            2,079,107            2,737,456
          Osem Investment, Ltd.                                                                        210,522            1,765,436
          Strauss-Elite, Ltd.                                                                           33,250              275,884
          Super-Sol, Ltd. Series B                                                                     372,926              920,130
          Teva Pharmaceutical Industries, Ltd.                                                         418,280           17,043,485
     *    United Mizrahi Bank, Ltd.                                                                    384,693            2,086,097
                                                                                                                 ------------------
TOTAL -- ISRAEL                                                                                                          83,343,178
                                                                                                                 ------------------
UNITED STATES -- (3.4%)
COMMON STOCKS -- (3.4%)
          Banco Bilboa Vizcaya Argentaria Chile SA ADR                                                  64,200            1,774,488
     *    Banco de Chile Series F ADR                                                                   47,643            1,985,760
          Banco Santander Chile Sponsored ADR                                                          295,998           12,801,914
          Cia Telecom de Chile ADR                                                                     421,400            3,919,020
          Compania Cervecerias Uni ADR                                                                 115,400            2,960,010
          Distribucion y Servicio D&S SA ADR                                                           208,828            4,280,974
          Embotelladora Andina SA ADR                                                                  109,600            1,517,960
          Embotelladora Andina SA Series B ADR                                                          89,100            1,354,320
          Empresa Nacional de Electricidad SA ADR                                                      514,018           15,399,979
     *    Enersis SA ADR                                                                               285,903            3,279,307
          Lan Chile SA ADR                                                                             125,900            4,639,415
          Madeco SA ADR                                                                                  4,450               41,430
     *    Masisa SA ADR                                                                                 38,553              403,650
          Sociedad Quimica y Minera de Chile SA ADR                                                     61,300            7,080,150
          Sociedad Quimica y Minera de Chile SA ADR Class A                                                902              102,016
          Vina Concha y Toro SA ADR                                                                     67,750            1,829,250
                                                                                                                 ------------------
TOTAL -- UNITED STATES                                                                                                   63,369,643
                                                                                                                 ------------------
INDONESIA -- (2.9%)
COMMON STOCKS -- (2.9%)
          PT Astra International Tbk                                                                 8,470,461            7,671,667
          PT Bank Central Asia Tbk                                                                   1,980,000              650,633
          PT Bank Danamon Indonesia Tbk                                                              1,762,000              684,441
          PT Gudang Garam Tbk                                                                        4,695,500            5,127,328
          PT Indonesian Satellite Corp.Tbk                                                          14,967,500            8,015,430
     *    PT Makindo Tbk                                                                             2,236,500              200,783
          PT Medco Energi International Tbk                                                          3,200,000            1,057,744
     *    PT Panasia Indosyntec Tbk                                                                     75,100                3,109
          PT Semen Gresik Tbk                                                                        1,589,500            2,833,599
          PT Telekomunikasi Indonesia (Persero) Tbk                                                 37,153,640           20,420,317
          PT Unilever Tbk                                                                           16,022,000            6,908,173
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      53,573,224
                                                                                                                 ------------------

RIGHTS/WARRANTS -- (0.0%)
     *    PT Lippo Karawaci Tbk Free Warrants 11/30/07                                                  45,877                  698
                                                                                                                 ------------------
TOTAL -- INDONESIA                                                                                                       53,573,922
                                                                                                                 ------------------
THAILAND -- (2.7%)
COMMON STOCKS -- (2.7%)
          Advance Info Service Public Co., Ltd. (Foreign)                                            5,982,000           14,358,540
          Aromatics (Thailand) Public Co., Ltd. (Foreign)                                            1,387,500              941,932
          Bangkok Expressway Public Co., Ltd. (Foreign)                                                250,000              133,350
          Bank of Ayudhya Public Co., Ltd. (Foreign)                                                 5,174,500            1,630,949
          Banpu Public Co., Ltd. (Foreign)                                                             132,000              409,650
          BEC World Public Co., Ltd. (Foreign)                                                       3,915,000            1,233,968
          Charoen Pokphand Foods Public Co., Ltd. (Foreign)                                         14,442,000            1,768,265
          Delta Electronics (Thailand) Public Co., Ltd. (Foreign)                                    4,100,710            1,451,579
          Krung Thai Bank Public Co., Ltd. (Foreign)                                                17,302,970            4,174,192
          Land & Houses Public Co., Ltd. (Foreign)                                                   2,130,310              420,949
          National Finance and Securities Public Co., Ltd. (Foreign)                                   630,150              189,450
          National Petrochemical Public Co., Ltd. (Foreign)                                            441,500            1,348,745
          Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)                       2,200,000            2,106,922
          Shin Corporation Public Co., Ltd. (Foreign)                                                6,122,000            5,714,559
          Siam Cement Public Co., Ltd. (Foreign)                                                       270,000            1,623,470
          Siam City Cement Public Co., Ltd. (Foreign)                                                  633,413            4,515,054
          Siam Commercial Bank Public Co., Ltd. (Foreign)                                            2,549,166            2,951,210
          Thai Union Frozen Products Public Co., Ltd. (Foreign)                                      3,178,520            2,388,996
     *    TMB Bank, Ltd.                                                                            12,415,080            1,191,992
     *    True Corp., Ltd. (Foreign)                                                                 6,977,800            1,387,270
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      49,941,042
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    True Corp., Ltd. (Foreign) Warrants 03/31/08                                               1,444,563                    0
                                                                                                                 ------------------
TOTAL -- THAILAND                                                                                                         49,941,042
                                                                                                                 ------------------
HUNGARY -- (2.4%)
COMMON STOCKS -- (2.4%)
          Budapesti Elektromos Muvek RT                                                                    185               26,145
          Delmagyarorszagi Aramszolgaltato Demasz RT                                                     2,275              192,089
          Gedeon Richter, Ltd.                                                                          46,937            8,371,552
          Magyar olaj-Es Gazipari RT                                                                   168,429           15,945,310
          Magyar Telekom RT                                                                          1,050,555            4,705,196
          Orszagos Takerekpenztar es Keresdelmi Bank RT                                                386,220           12,693,579
     *    Tiszai Vegyi Kombinat RT                                                                     117,534            2,890,440
                                                                                                                 ------------------
TOTAL -- HUNGARY                                                                                                         44,824,311
                                                                                                                 ------------------
POLAND -- (2.3%)
COMMON STOCKS -- (2.3%)
          Agora SA                                                                                      98,779            2,042,828
          Bank Millennium SA                                                                         2,029,541            2,812,050
          Bank Polska Kasa Opieki - Grupa Pekao SA                                                     156,792            8,300,564
          Bank Przemyslowo Handlowy BPH SA                                                              31,526            6,514,047
          Bank Zackodni WBK SA                                                                          93,312            3,557,644
          Browary Zywiec SA                                                                             15,860            2,361,853
     *    Budimex SA                                                                                    36,763              376,406
     *    Cersanit SA                                                                                  191,430              735,931
          Debica SA                                                                                     19,800              387,513
     *    Kredyt Bank SA                                                                               418,562            1,647,244
          Mondi Packaging Paper Swiecie                                                                103,599            1,410,305
          Netia Holdings SA                                                                            495,665              815,998
     *    Optimus SA                                                                                     6,873               13,801
          Orbis SA                                                                                      77,409              741,421
          Polski Koncern Naftowy Orlen SA                                                              267,237            4,799,484
          Prokom Software SA                                                                            21,336              810,163
          Telekomunikacja Polska SA                                                                    712,274            5,097,457
          Zaklady Metali Lekkich Kety SA                                                                15,120              575,680
                                                                                                                 ------------------
TOTAL -- POLAND                                                                                                          43,000,389
                                                                                                                 ------------------

PHILIPPINES -- (2.1%)
COMMON STOCKS -- (2.1%)
          Aboitiz Equity Ventures, Inc.                                                              6,279,000              563,923
          Ayala Corp. Series A                                                                         850,070            5,495,654
          Ayala Land, Inc.                                                                          27,511,576            4,832,076
          Bank of the Philippine Island                                                              4,641,373            5,022,542
          Equitable PCI Bank, Inc.                                                                   2,217,300            2,235,524
     *    Filipina Water Bottling Corp.                                                              2,006,957                    0
          Metro Bank and Trust Co.                                                                   4,584,435            2,629,519
          Petron Corp.                                                                              28,593,000            2,245,312
          Philippine Long Distance Telephone Co.                                                       347,030           11,116,095
          SM Prime Holdings, Inc.                                                                   29,223,000            4,433,118
                                                                                                                 ------------------
TOTAL -- PHILIPPINES                                                                                                     38,573,763
                                                                                                                 ------------------
ARGENTINA -- (1.1%)
COMMON STOCKS -- (1.1%)
          Acindar Industria Argentina de Aceros SA Series B                                            899,000            1,508,838
     *    Alpargatas SA Industrial y Comercial                                                           1,078                1,798
     *    Alto Palermo SA Series A                                                                       5,000               10,655
     *    Banco Frances del Rio de la Plata SA                                                         489,961            1,225,396
          Banco Macro Bansud SA                                                                         29,000               47,714
     *    Capex SA Series A                                                                             52,893               84,754
          Celulosa Argentina SA Series B                                                                18,750               25,027
     *    Central Costanera SA Series B                                                                114,100              142,117
     *    Central Puerto SA Series B                                                                    16,000                9,938
     *    Garovaglio y Zorraquin SA                                                                     28,000                4,070
     *    Gas Natural SA, Buenos Aires                                                                 345,000              208,588
     *    Grupo Financiero Galicia SA Series B                                                         150,000              108,036
     *    IRSA Inversiones y Representaciones SA                                                       657,649              814,788
     *    Juan Minetti SA                                                                              353,151              399,030
          Ledesma S.A.A.I.                                                                             242,632              144,291
     *    Metrogas SA Series B                                                                         543,115              244,034
     *    Molinos Rio de la Plata SA Series B                                                          694,833            1,078,940
     *    Petrobras Energia Participacio                                                             2,329,901            2,986,677
     *    Renault Argentina SA                                                                          23,957              129,808
          Siderar S.A.I.C. Series A                                                                    721,484            5,923,416
          Solvay Indupa S.A.I.C.                                                                       555,366              730,267
     *    Telecom Argentina Stet-France SA Series B                                                    977,000            2,630,700
     *    Transportadora de Gas del Sur SA Series B                                                  1,028,000            1,188,722
                                                                                                                 ------------------
TOTAL -- ARGENTINA                                                                                                       19,647,604
                                                                                                                 ------------------
CZECH REPUBLIC -- (0.6%)
COMMON STOCKS -- (0.6%)
     *    Cesky Telecom A.S.                                                                           146,147            2,943,525
          CEZ A.S.                                                                                     222,890            6,104,665
          Komercni Banka A.S.                                                                           15,737            2,179,204
          Phillip Morris CR A.S.                                                                           478              334,134
          Zentiva NV                                                                                     3,470              154,433
                                                                                                                 ------------------
TOTAL -- CZECH REPUBLIC                                                                                                  11,715,961
                                                                                                                 ------------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                            ------------------
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
    ^  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
          (Collateralized by $3,690,000 FHLMC Notes 4.00%, 09/22/09, valued at
          $3,616,200) to be repurchased at $3,562,384                                       $            3,562            3,562,000
                                                                                                                 ------------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,192,307,138)                                                                                            $    1,853,548,177
                                                                                                                 ==================

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                             -----------------   ------------------
SOUTH KOREA -- (13.2%)
COMMON STOCKS -- (13.2%)
          Amorepacific Corp.                                                                               115   $           37,261
     *    Anam Semiconductor, Inc.                                                                     154,193              208,560
          Asia Cement Manufacturing Co., Ltd.                                                            1,243               49,564
          Bing Grae Co., Ltd.                                                                            6,500              258,201
          Bu Kwang Pharmaceutical Co., Ltd.                                                             15,010              242,535
          Byuck San Engineering and Construction Co., Ltd.                                               8,750               56,073
     *    Capro Corp.                                                                                   11,440               48,053
          Cheil Communications, Inc.                                                                     3,257              729,214
          Cheil Industrial, Inc.                                                                        33,120              913,517
          Chong Kun Dang Pharmaceutical Corp.                                                            9,170              409,215
          Choongwae Pharmaceutical Corp.                                                                 1,877               85,020
          Chungho Comnet Co., Ltd.                                                                         720               10,081
          CJ Corp.                                                                                       6,970              692,821
     *    Comtec Systems Co., Ltd.                                                                       2,000                2,960
     *    Dacom Corp.                                                                                   37,530              497,344
     *    Dae Ho Corp.                                                                                     543                   68
          Dae Sang Corp.                                                                                10,608              158,812
          Dae Won Kang Up Co., Ltd.                                                                      1,740               47,859
          Daeduck Electronics Co., Ltd.                                                                 39,057              345,108
          Daeduck Industries Co., Ltd.                                                                   7,526               75,774
          Daegu Bank Co., Ltd.                                                                          85,030            1,226,870
          Daehan City Gas Co., Ltd.                                                                      2,621               76,343
          Daehan Flour Mills Co., Ltd.                                                                     470               62,182
          Daekyo Co., Ltd.                                                                               5,540              403,658
     *    Daesang Holdings Co., Ltd.                                                                     7,072               42,466
          Daesung Industrial Co., Ltd.                                                                   1,690               76,433
          Daewoo International Corp.                                                                    73,740            1,696,699
          Daewoo Motor Sales Corp.                                                                      17,380              325,709
          Daewoo Precision Industries Co., Ltd.                                                          2,800               51,796
     *    Daewoo Securities Co., Ltd.                                                                  179,550            2,710,475
          Daewoong Co., Ltd.                                                                             4,686              107,933
          Daewoong Pharmaceutical Co., Ltd.                                                              3,630              143,263
          Daishin Securities Co., Ltd.                                                                  32,790              650,872
     *    Daou Technology, Inc.                                                                          7,000               37,234
          DC Chemical Co., Ltd.                                                                         11,486              336,099
     *    Dong Ah Tire Industrial Co., Ltd.                                                              7,555               48,933
          Dong Bu Insurance Co., Ltd.                                                                   52,320              887,068
          Dong-A Pharmaceutical Co., Ltd.                                                                5,493              474,600
          Dongbu Corp.                                                                                  13,130              333,923
          Dongbu Hannong Chemical Co., Ltd.                                                              2,920               54,336
          Dongbu Steel Co., Ltd.                                                                        15,530              161,268
          Dongkuk Steel Mill Co., Ltd.                                                                  59,287              998,293
          Dongsu Industrial Co., Ltd.                                                                    2,808               83,716
          Dongwon F&B Co., Ltd.                                                                            900               53,883
          Dongwon Financial Holding Co., Ltd.                                                           43,058            1,455,095
          Dongyang Mechatronics Corp.                                                                    7,020               41,054
     *    Doosan Corp.                                                                                  10,640              302,826
          Doosan Heavy Industries & Construction Co., Ltd.                                              60,280            1,728,812
     *    Doosan Industrial Development Co., Ltd.                                                       61,780              594,640
     *    Eastel Systems Corp.                                                                          32,127               67,022
     *    Firstech Co., Ltd.                                                                            29,210               49,552
     *    FNC Kolon Corp.                                                                                2,264               29,914
          Fursys, Inc.                                                                                   6,140              140,949
          Global Enterprise Co., Ltd.                                                                    9,345               92,886
          Green Cross Corp.                                                                              1,825              129,661
          Hae In Co., Ltd.                                                                               5,964               19,733
          Halla Climate Control Corp.                                                                   84,000            1,012,075
          Halla Engineering & Construction Corp.                                                         2,360               74,131
          Han Kuk Carbon Co., Ltd.                                                                       7,903               28,523
          Han Wha Corp.                                                                                 66,990            1,639,570
          Hana Securities Co., Ltd.                                                                      5,930              102,335
          Handok Pharmaceuticals Co., Ltd.                                                               3,860               59,522
          Handsome Corp.                                                                                13,420              190,601
          Hanil Cement Manufacturing Co., Ltd.                                                           4,958              315,419
          Hanjin Heavy Industry Co., Ltd.                                                               58,210            1,270,638
          Hanjin Transportation Co., Ltd.                                                                3,471              118,064

     *    Hankook Synthetics, Inc.                                                                         550                2,737
          Hankuk Electric Glass Co., Ltd.                                                                5,240              158,659
          Hankuk Glass Industries, Inc.                                                                  7,800              351,781
          Hankuk Paper Manufacturing Co., Ltd.                                                           1,450               67,025
          Hanmi Pharm Co., Ltd.                                                                          4,857              665,217
          Hansol CSN Co., Ltd.                                                                          23,570              127,130
     *    Hansol LCD, Inc.                                                                                 797               19,865
          Hansol Paper Co., Ltd.                                                                        29,350              454,971
          Hanssem Co., Ltd.                                                                              6,820               46,521
     *    Hansung Enterprise Co., Ltd.                                                                     620                4,022
          Hanwha Chemical Corp.                                                                         93,200              985,095
          Hanwha Securities Co., Ltd.                                                                   13,070              169,083
     *    Honam Petrochemical Corp.                                                                      3,080              148,196
          Hotel Shilla, Ltd.                                                                            21,208              241,558
          Huchems Fine Chemical Corp.                                                                    5,616               34,543
     *    Hung Chang Co., Ltd.                                                                               6                   54
          Hyosung T & C Co., Ltd.                                                                       16,258              242,958
          Hyundai Auton Co., Ltd.                                                                      106,390            1,307,764
          Hyundai Cement Co., Ltd.                                                                       2,570               75,365
     *    Hyundai Corp.                                                                                  6,515               33,629
          Hyundai Department Store Co., Ltd.                                                            19,490            1,417,944
          Hyundai Department Store H & S Co., Ltd.                                                       1,290              103,438
          Hyundai Elevator Co., Ltd.                                                                     3,394              260,081
          Hyundai Hysco                                                                                 70,930            1,049,187
          Hyundai Marine & Fire Insurance Co., Ltd.                                                     59,160              618,251
     *    Hyundai Merchant Marine Co., Ltd.                                                             64,840              801,554
          Hyundai Mipo Dockyard Co., Ltd.                                                               17,198            1,077,067
     *    Hyundai Securities Co., Ltd.                                                                  94,129            1,132,524
          Iljin Diamond Co., Ltd.                                                                        1,272               16,531
     *    Iljin Display Co., Ltd.                                                                          728                8,044
          Iljin Electric, Ltd.                                                                           9,150               33,218
          Ilshin Spinning Co., Ltd.                                                                        380               17,505
     *    Inchon Oil Refinery Co., Ltd.                                                                    373                   20
          INI Steel Co., Ltd.                                                                            3,870               81,591
          ISU Chemical Co., Ltd.                                                                         1,530               16,310
          Isupetasys Co., Ltd.                                                                           7,160               15,975
          Jahwa Electronics Co., Ltd.                                                                    6,230               50,698
          Jeonbuk Bank, Ltd.                                                                             8,847               86,436
     *    Jindo Corp.                                                                                      500                3,367
          K.C. Tech Co., Ltd.                                                                            6,000               24,855
     *    Keang Nam Enterprises Co., Ltd.                                                                3,380               41,155
          KEC Corp.                                                                                     30,350               54,807
     *    Kolon Industries, Inc.                                                                         5,090               80,354
     *    Kolon International Corp.                                                                        321                3,293
          Korea Circuit Co.                                                                              7,800               59,533
     *    Korea Data Systems Co., Ltd.                                                                   2,058                3,527
          Korea Development Co., Ltd.                                                                    4,980              190,892
     *    Korea Development Leasing Corp.                                                                1,040               43,182
          Korea Electric Terminal Co., Ltd.                                                              3,530               69,676
          Korea Fine Chemical Co., Ltd.                                                                  1,388               14,023
          Korea Iron & Steel Co., Ltd.                                                                   5,230              176,424
          Korea Iron & Steel Works Co., Ltd.                                                             3,328               88,946
          Korea Komho Petrochemical Co., Ltd.                                                           16,940              346,420
          Korea Line Corp.                                                                               5,130              133,235
          Korea Petrochemical Industry Co., Ltd.                                                         2,410               70,311
          Korea Polyol Co., Ltd.                                                                         1,750               71,621
          Korea Reinsurance Co., Ltd.                                                                   78,710              784,787
          Korea Zinc Co., Ltd.                                                                          14,140              522,652
          Korean Air Co., Ltd.                                                                          61,380            1,614,816
     *    KP Chemical Corp.                                                                             64,291              343,320
     *    KTB Network, Ltd.                                                                             17,000               95,343
          Kukdong City Gas Co., Ltd.                                                                     1,740               50,727
          Kumho Electronics Co., Ltd.                                                                    2,209              137,339
          Kumho Industrial Co., Ltd.                                                                    28,720              538,438
          Kwang Dong Pharmaceutical Co., Ltd.                                                           12,880               48,040
          Kyeryong Construction Industrial Co., Ltd.                                                     3,400               99,436
          Kyobo Securities Co., Ltd.                                                                    10,440              102,360
          LG Ad Inc., Ltd.                                                                               4,120               78,174
          LG Cable, Ltd.                                                                                25,270              721,514
          LG Caltex Gas Co., Ltd.                                                                        1,980               80,283
          LG Household & Healthcare Co., Ltd.                                                           10,550              602,910
          LG Industrial Systems, Ltd.                                                                   21,950              572,473
          LG Insurance Co., Ltd.                                                                        36,560              530,185
          LG International Corp.                                                                        44,138              818,158
     *    LG Life Sciences, Ltd.                                                                        12,045              586,424
          LG Petrochemical Co., Ltd.                                                                    40,780            1,070,884
          Lotte Chilsung Beverage Co., Ltd.                                                              1,112              943,987

          Lotte Confectionary Co., Ltd.                                                                  1,240            1,330,093
          Lotte Sam Kang Co., Ltd.                                                                         530               86,656
     *    Meritz Securities Co., Ltd.                                                                    2,940               19,543
     *    Midopa Co., Ltd.                                                                              41,650              661,142
          Namhae Chemical Corp.                                                                         13,104               35,935
          Namyang Dairy Products Co., Ltd.                                                                 340              187,581
     *    NCsoft Corp.                                                                                  16,140            1,338,495
          Nong Shim Co., Ltd.                                                                            3,620              946,069
          Nong Shim Holdings Co., Ltd.                                                                     780               60,014
          Oriental Fire & Marine Insurance Co., Ltd.                                                     2,750              113,949
     *    Orientbio, Inc.                                                                               13,440               52,151
          ORION Corp.                                                                                    4,310            1,079,828
          Ottogi Corp.                                                                                   1,700              182,300
     *    Pantech & Curitel Communications, Inc.                                                        82,240              131,426
     *    Pantech Co., Ltd.                                                                              8,690               45,636
          Pohang Coated Steel Co., Ltd.                                                                  1,760               49,849
          Poong San Corp.                                                                               16,810              235,899
          Pulmuone Co., Ltd.                                                                             2,030               83,997
          Pusan Bank                                                                                    97,000            1,181,089
          Pusan City Gas Co., Ltd.                                                                       3,000               70,993
          Pyung Hwa Industrial Co., Ltd.                                                                 8,643               77,075
     *    Saehan Industries, Inc.                                                                        7,440               34,421
          Sambu Construction Co., Ltd.                                                                   2,370               65,586
          Samchully Co., Ltd.                                                                            2,000              223,454
          Samlip Industrial Co., Ltd.                                                                    4,560               47,503
          Samsung Engineering Co., Ltd.                                                                 34,570              900,230
          Samsung Fine Chemicals Co., Ltd.                                                              18,000              560,431
          Samsung Techwin Co., Ltd.                                                                     67,350            1,148,464
          Samwhan Corp.                                                                                  2,900               58,831
          Samyang Corp.                                                                                  6,290              297,287
     *    Samyang Foods Co., Ltd.                                                                        1,530               39,831
          Samyang Genex Co., Ltd.                                                                          220               15,457
          Samyoung Corp.                                                                                 2,170               45,499
          Samyoung Electronics Co., Ltd.                                                                 5,800               49,657
          Seah Holdings Corp.                                                                              880               56,334
          Seah Steel Corp.                                                                               1,170               34,463
     *    Sejong Securities Co., Ltd.                                                                    3,659               28,926
          Seondo Electric Co., Ltd.                                                                      4,400               14,803
          Seoul City Gas Co., Ltd.                                                                       2,750              140,986
          Seoul Securities Co., Ltd.                                                                    97,500              117,275
          Shin Young Securities Co., Ltd.                                                                2,620               87,571
     *    Shindongbang Corp.                                                                             1,696               13,233
     *    Shin-Ho Paper Manufacturing Co., Ltd.                                                          5,830               37,588
          Shinmoorim Paper Manufacturing Co., Ltd.                                                       2,858               35,646
          Shinsung Engineering Co., Ltd.                                                                11,880               55,956
          Sindo Ricoh Co., Ltd.                                                                          7,510              375,432
          SK Chemicals Co., Ltd.                                                                         9,040              272,277
          SK Gas Co., Ltd.                                                                               3,580              140,106
     *    SKC Co., Ltd.                                                                                 26,370              340,539
     *    Ssang Bang Wool Co., Ltd.                                                                      6,950               47,532
     *    Ssangyong Cement Industry Co., Ltd.                                                           22,621              370,364
     *    Ssangyong Motor Co.                                                                           88,310              796,105
          STX Corp.                                                                                     15,194              192,745
          STX Engine Co., Ltd.                                                                           4,692               61,060
     *    STX Shipbuilding Co., Ltd.                                                                    18,864              352,689
          Suheung Capsule Co., Ltd.                                                                      1,900               37,849
          Sung Shin Cement Co., Ltd.                                                                    15,900              350,474
     *    Sunkyong Securities Co., Ltd.                                                                202,890              269,297
          Tae Kwang Industrial Co., Ltd.                                                                   880              454,770
          Tae Young Corp.                                                                                3,274              175,140
          Taegu Department Store Co., Ltd.                                                               3,130               55,866
          Tai Han Electric Wire Co., Ltd.                                                               24,611              600,691
     *    Tong Yang Investment Bank                                                                     49,860              405,320
     *    Tong Yang Major Corp.                                                                         11,730               71,583
          Tongil Heavy Industries Co., Ltd.                                                             46,780               72,329
     *    Trigem Computer, Inc.                                                                         21,159               23,759
          Union Steel Manufacturing Co., Ltd.                                                            5,292              158,210
          Woongjin Coway Co., Ltd.                                                                      65,400            1,443,989
          Woongjin.Com Co., Ltd.                                                                        15,950              167,060
          Woori Investment & Securities Co., Ltd.                                                      109,610            2,277,701
          Youlchon Chemical Co., Ltd.                                                                   13,350              160,049
     *    Young Poong Mining & Construction Corp.                                                        1,580                   84
          Youngone Corp.                                                                                18,210               76,956
          Youngpoong Corp.                                                                                 540               70,579
          Yuhan Corp.                                                                                    5,295              960,748
                                                                                                                 ------------------
TOTAL -- SOUTH KOREA                                                                                                     71,975,987
                                                                                                                 ------------------

BRAZIL  -- (12.6%)
PREFERRED STOCKS -- (11.8%)
          Acesita SA                                                                                    97,876            1,306,346
          Banco Mercantil do Brasil SA                                                                 130,000               19,475
     *    Celular CRT Participacoes SA Series A                                                         43,500            1,050,238
          Centrais Electricas de Santa Catarina SA - CELESC Series B                                 1,501,000              974,100
          Companhia Brasileira de Petroleo Ipiranga SA                                                  60,800              730,924
          Companhia Cia Tecidos Norte de Minas                                                       8,537,102              827,171
          Companhia Energetica do Ceara-Coelce                                                     208,300,000              642,814
          Companhia Paranaense de Energia-Copel Series B                                           454,100,000            3,936,152
          Confab Industrial SA                                                                         555,000              843,771
          Distribuidora de Produtos de Petroleo Ipiranga SA                                              3,900               68,938
          Duratex SA                                                                                    86,500              914,658
     *    Electropaulo Metropolitana SA                                                             62,970,000            2,857,726
          Embraco SA                                                                                   262,000               89,176
     *    Embratel Participacoes SA                                                              1,086,900,000            2,954,632
     *    Empressa Metropolitanade Aguas e Energia SA                                               24,000,000               52,389
          Fertibras SA                                                                                   3,400               38,560
          Forca Luz Cataguazes Leopoldina Series A                                                  23,400,000               20,177
     *    Forjas Taurus SA                                                                              88,000               62,700
          Fras-le SA                                                                                    20,200               58,762
          Globex Utilidades SA                                                                          42,468              188,682
     *    Gol Linhas Aereas Inteligentes SA                                                             86,900            2,006,962
     *    Gradiente Eletronica SA                                                                        2,600               14,277
     *    Industria de Bebidas Antarctica Polar SA                                                      23,000               27,400
          Industrias Romi SA                                                                             1,400               45,110
     *    Inepar Industria e Construcoes SA                                                              9,990               39,897
          Klabin SA                                                                                  1,517,000            2,960,336
          Lojas Americanas SA                                                                      117,290,369            3,257,622
          Magnesita SA Series A                                                                     79,900,000              513,086
          Magnesita SA Series C                                                                        202,338                1,354
          Mahle-Metal Leve SA                                                                           28,666              546,391
          Marcopolo SA                                                                                 228,400              492,353
          Metalurgica Gerdau SA                                                                        175,553            3,378,011
     *    Net Servicos de Comunicacao SA                                                             5,855,439            2,604,189
     *    Paranapanema SA                                                                              119,150              833,807
          Perdigao SA NPV                                                                               85,700            2,706,930
          Random Implementos e Participacoes SA                                                        162,500              519,912
          Rasip Agro-Pastoril SA                                                                        51,000                4,282
          Refinaria de Petroleo Ipiranga SA                                                             12,300              246,781
          Ripasa SA Papel e Celulose                                                                   584,200              970,353
          Sadia SA                                                                                   1,033,000            2,854,990
          Santista Textil SA Preferred                                                                  16,400              113,129
          Sao Paulo Alpargatas SA                                                                       26,200              652,771
          Saraiva Livreiros Editores                                                                     4,000               25,396
     *    Sharp SA Equipamentos Eletronicos                                                         30,200,000                  274
          Suzano Bahia Sul Papel e Celullose SA                                                        366,142            2,110,281
          Suzano Petroquimica SA                                                                       480,905            1,115,237
          Tele Celular Sul Participacoes SA                                                      1,691,540,950            4,344,961
     *    Tele Centro Oeste Celular Participacoes SA                                                    93,003              932,773
     *    Tele Leste Celular Participacoes SA                                                           81,793              582,406
     *    Tele Norte Celular Participacoes SA                                                      549,505,027               69,826
     *    Tele Sudeste Celular Participacoes SA                                                         82,400              661,892
          Telemig Celular Participacoes SA                                                         817,990,371            1,540,576
     *    Telesp Celular Participacoes SA                                                              346,100            1,225,133
          Ultrapar Participacoes SA                                                                    144,030            2,320,429
          Uniao des Industrias Petroquimicas SA Series B                                             1,447,144            1,464,548
     *    Varig Participacoes Em Transportes                                                           122,026                  227
     *    Varig Particpacoes Em Servicos                                                               116,823                  113
     *    Varig SA Viacao Aerea Riograndense                                                            16,000                9,367
          Votorantim Celulose e Papel SA                                                               100,000            1,229,408
          Weg SA                                                                                     1,251,300            4,287,413
                                                                                                                 ------------------
TOTAL PREFERRED STOCKS                                                                                                   64,347,594
                                                                                                                 ------------------
COMMON STOCKS -- (0.8%)
          Acesita SA                                                                                     4,290               63,956
          Acos Villares SA Avil                                                                        120,000               17,209
          Avipal SA Avicultura e Agropecua                                                         101,900,000              305,214
     *    Celular Crt Participacoes SA                                                                     316                5,736
     *    Cia de Saneamento do Parana                                                                   80,000               72,975
          Copesul Companhia Petroquimica do Sul                                                        252,100            3,661,085
     *    Energias do Brazil SA                                                                          8,202               98,640
          Eternit SA                                                                                    26,000               75,280
          Metalurgica Gerdau SA                                                                          1,938               33,764

     *    Rhodia Ster SA                                                                               640,780               43,620
          Sao Paulo Alpargatas SA                                                                        5,100              120,354
     *    Tele Leste Celular Participacoes SA                                                               88                  549
     *    Tele Sudeste Celular Participacoes SA                                                          1,861               14,864
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                       4,513,246
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Net Servicos de Communicao SA Preferred Rights 12/09/05                                      147,757                6,706
                                                                                                                 ------------------
TOTAL -- BRAZIL                                                                                                          68,867,546
                                                                                                                 ------------------
SOUTH AFRICA -- (12.5%)
COMMON STOCKS -- (12.5%)
          ADCorp Holdings, Ltd.                                                                         59,285              194,501
          Advtech, Ltd.                                                                                433,941              134,038
          Aeci, Ltd.                                                                                   167,826            1,375,578
          Afgri, Ltd.                                                                                  598,683              480,003
          African Life Assurance Co., Ltd.                                                             221,763              766,183
          African Oxygen, Ltd.                                                                         206,192              812,653
     *    African Rainbow Minerals, Ltd.                                                               444,023            2,776,408
     *    Afrikander Lease, Ltd.                                                                       409,918              380,035
          AG Industries, Ltd.                                                                          248,033              109,489
          Alexander Forbes, Ltd.                                                                       832,141            1,808,264
          Allied Electronics Corp., Ltd.                                                               173,080              613,505
          Allied Technologies, Ltd.                                                                    182,369            1,437,473
          Amalgamated Appliance Holdings, Ltd.                                                         304,549              224,097
          Argent Industrial, Ltd.                                                                      102,248              182,211
          Aspen Pharmacare Holdings, Ltd.                                                              316,873            1,604,803
     *    AST Group, Ltd.                                                                              873,528               67,462
          Astral Foods, Ltd.                                                                            71,223              759,905
          Aveng, Ltd.                                                                                  550,245            1,567,051
          AVI, Ltd.                                                                                    435,018            1,040,131
     *    Bell Equipment, Ltd.                                                                         130,271              197,042
          Brandcorp Holdings, Ltd.                                                                     101,257              158,194
          Business Connexion Group                                                                     229,687              272,658
          Bytes Technology Group, Ltd.                                                                 267,344              390,561
          Capitec Bank Holdings, Ltd.                                                                  111,909              411,499
          Cashbuild, Ltd.                                                                               37,276              237,014
          Caxton & CTP Publishers & Printers, Ltd.                                                     769,907            1,535,253
          Ceramic Industries, Ltd.                                                                      31,493              603,192
          City Lodge Hotels, Ltd.                                                                       86,217              528,621
          Connection Group Holdings, Ltd.                                                               26,487               59,625
     *    Corpgro, Ltd.                                                                                241,136                    0
          Cullinan Holdings, Ltd.                                                                       10,000                  673
          Datacentrix Holdings, Ltd.                                                                   162,198               64,289
     *    Datatec, Ltd.                                                                                196,944              587,638
          Delta Electrical Industries, Ltd.                                                             83,032              427,117
     *    Dimension Data Holdings PLC                                                                2,381,019            1,527,168
          Distell Group, Ltd.                                                                          317,735            1,470,468
          Distribution & Warehousing Network, Ltd.                                                     246,389              259,894
          Dorbyl, Ltd.                                                                                  38,250               69,785
     *    Durban Roodeport Deep, Ltd.                                                                  478,080              663,045
          Ellerine Holdings, Ltd.                                                                      184,043            1,690,911
          Enviroserv Holdings, Ltd.                                                                    149,193               94,095
          Famous Brands, Ltd.                                                                          108,118              162,859
          Foschini, Ltd.                                                                               168,564            1,180,404
     *    Frontrange, Ltd.                                                                             218,351              189,367
          Gold Reef Casino Resorts, Ltd.                                                               301,526              647,296
          Grindrod, Ltd.                                                                               758,150            1,398,579
          Group Five, Ltd.                                                                             114,316              329,868
          Highveld Steel & Vanadilum Corp., Ltd.                                                       216,434            2,800,780
          Hudaco Industries, Ltd.                                                                       47,774              295,329
          Iliad Africa, Ltd.                                                                           243,344              396,780
          Illovo Sugar, Ltd.                                                                           466,097              769,882
          Investec, Ltd.                                                                                61,734            2,462,848
     *    JCI, Ltd.                                                                                  1,622,051               40,159
     *    Johnic Communications, Ltd.                                                                  159,965            1,161,242
          M Cubed Holdings, Ltd.                                                                       385,000               24,331
          Medi-Clinic Corp., Ltd.                                                                      617,363            1,927,831
     *    Merafe Resources, Ltd.                                                                     2,950,585              287,052
          Metair Investment, Ltd.                                                                        9,938              356,277
     *    Metorex, Ltd.                                                                                441,662              463,597
          Metropolitan Holdings, Ltd.                                                                  926,696            1,502,357
          Mr. Price Group, Ltd.                                                                        390,693              978,241
          Murray & Roberts Holdings, Ltd.                                                              460,997            1,346,678

          Mustek, Ltd.                                                                                  20,612               30,043
          Mvelaphanda Group, Ltd.                                                                      338,273              396,340
          New Clicks Holdings, Ltd.                                                                    620,711              791,001
          New Corpcapital, Ltd.                                                                        241,136                8,582
          Northam Platinum, Ltd.                                                                       397,201            1,095,296
          Nu-World Holdings, Ltd.                                                                       27,237              127,703
          Oceana Group, Ltd.                                                                           167,923              402,926
          Omnia Holdings, Ltd.                                                                          71,926              417,076
     *    Palabora Mining Co., Ltd.                                                                     20,554              133,329
          Peregrine Holdings, Ltd.                                                                     335,422              310,933
          Primedia, Ltd. N Shares                                                                      345,346              720,497
          PSG Group, Ltd.                                                                              187,525              337,431
          Rainbow Chicken, Ltd.                                                                        420,946              552,856
     *    Randgold & Exploration Co., Ltd.                                                              60,670               83,553
          Redefine Income Fund, Ltd.                                                                    34,692               26,842
          Reunert, Ltd.                                                                                278,728            2,190,746
          Santam, Ltd.                                                                                 123,921            1,377,819
          Shoprite Holdings, Ltd.                                                                      676,148            1,765,758
          Spur Corp., Ltd.                                                                             113,881              134,329
     *    Sun International, Ltd.                                                                      138,482            1,603,758
          Super Group, Ltd.                                                                            680,089            1,138,477
     *    Tiger Wheels, Ltd.                                                                            97,401              317,751
          Tongaat-Hulett Group, Ltd.                                                                   217,929            2,535,928
          Tourism Investment Corp., Ltd.                                                             1,286,533              310,816
          Trans Hex Group, Ltd.                                                                        133,914              278,941
          Trencor, Ltd.                                                                                305,298              964,282
          Truworths International, Ltd.                                                                449,776            1,388,919
          UCS Group, Ltd.                                                                              144,872               33,706
          Unitrans, Ltd.                                                                                65,023              371,080
          Value Group, Ltd.                                                                            159,491               60,523
     *    Western Areas, Ltd.                                                                          223,529            1,132,050
          Wilson Bayly Holme-Ovcon, Ltd.                                                                98,272              614,118
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      67,957,698
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Western Areas, Ltd. Rights 12/15/05                                                           66,946              149,174
                                                                                                                 ------------------
TOTAL -- SOUTH AFRICA                                                                                                    68,106,872
                                                                                                                 ------------------
TAIWAN -- (12.3%)
COMMON STOCKS -- (12.3%)
     *    Ability Enterprise Co., Ltd.                                                                 257,788              212,663
     *    Abit Computer Co., Ltd.                                                                      131,260                2,585
     *    Accton Technology Corp.                                                                      582,000              261,666
          Advantech Co., Ltd.                                                                          188,821              481,910
          Altek Corp.                                                                                  157,561              231,585
          Amtran Technology Co., Ltd.                                                                  363,955              119,842
     *    Arima Computer Corp.                                                                       1,013,000              212,741
          Asia Polymer Corp.                                                                            46,936               18,140
          Asia Vital Components Co., Ltd.                                                              167,980               74,503
     *    Askey Computer Co., Ltd.                                                                     435,906              170,723
          Audix Co., Ltd.                                                                               86,679              107,921
          Aurora Corp.                                                                                 195,250               97,154
          Avermedia Technologies, Inc.                                                                 119,718              133,430
          Avision, Inc.                                                                                143,291              113,538
          Bank of Kaohsiung Co., Ltd.                                                                  545,966              295,681
          Basso Industry Corp., Ltd.                                                                   162,052              353,969
     *    Behavior Tech Computer Corp.                                                                 160,000               53,360
          Bes Engineering Corp.                                                                      1,252,572              163,248
     *    Carnival Industrial Corp.                                                                     95,000               14,840
     *    Cathay Real Estate Development Co., Ltd.                                                   2,427,753              744,917
     *    Central Insurance Co., Ltd.                                                                   63,600               17,496
          Central Reinsurance Co., Ltd.                                                                215,667               73,238
          Cheng Loong Corp.                                                                          1,081,330              253,666
          Cheng Shin Rubber Industry Co., Ltd.                                                         249,000              191,434
          Cheng Uei Precision Industry Co., Ltd.                                                       304,852            1,014,589
     *    Chia Hsin Cement Corp.                                                                       756,000              309,595
     *    Chia Hsin Food & Synthetic Fiber Co., Ltd.                                                   153,330               10,396
          Chicony Electronics Co., Ltd.                                                                351,402              320,823
     *    Chien Shing Stainless Steel Co., Ltd.                                                         56,000                6,879
          China Chemical & Pharmaceutical Co.                                                          196,000               65,171
          China Electric Manufacturing Co., Ltd.                                                       229,000               91,435
     *    China General Plastics Corp.                                                                  76,000               19,005
     *    China Hi-Ment Corp.                                                                          161,000              124,406
     *    China Life Insurance Co., Ltd.                                                               852,418              269,551

          China Man-Made Fiber Co., Ltd.                                                             1,677,879              409,635
          China Metal Products Co., Ltd.                                                               124,383               75,595
     *    China Petrochemical Development Corp.                                                      1,637,000              345,923
     *    China Rebar Co., Ltd.                                                                        126,800                8,365
          China Steel Chemical Corp.                                                                   216,283              272,751
          China Synthetic Rubber Corp.                                                                 365,954              133,969
     *    China United Trust & Investment Corp.                                                        138,100               15,235
          Chinese Maritime Transport, Ltd.                                                              84,000               46,058
          Chin-Poon Industrial Co., Ltd.                                                               257,649              138,214
     *    Chou Chin Industrial Co., Ltd.                                                                42,180                    0
          Chroma Ate, Inc.                                                                             281,119              224,495
     *    Chun Yu Works & Co., Ltd.                                                                     69,000               12,880
          Chun Yuan Steel Industrial Co., Ltd.                                                         399,300              175,984
          Chung Hsin Electric & Machinery Co., Ltd.                                                    547,000              333,789
          Chung Hwa Pulp Corp.                                                                         541,594              191,132
          Clevo Co.                                                                                    415,600              120,216
          Collins Co., Ltd.                                                                            251,000               74,114
          Compal Communications, Inc.                                                                   10,000               30,484
     *    Compeq Manufacturing Co., Ltd.                                                             1,172,000              531,425
          Continental Engineering Corp.                                                              1,080,648              396,325
     *    Cosmos Bank Taiwan                                                                         2,495,000              917,703
          CTCI Corp.                                                                                   583,579              243,275
          Der Pao Construction Co., Ltd.                                                                78,000                9,098
          Diamond Flower Electric Instrument Co., Ltd.                                                  67,000               77,413
          D-Link Corp.                                                                                 691,098              791,961
          Edom Technology Co., Ltd.                                                                     14,160                9,125
          Elan Microelectronics Corp.                                                                  305,902              119,549
          Elite Semiconductor Memory Technology, Inc.                                                  124,992              152,333
     *    Elitegroup Computer Systems Co., Ltd.                                                        804,250              549,454
     *    Enlight Corp.                                                                                 53,000               17,806
     *    EnTie Commercial Bank                                                                      2,290,246              798,393
          Epistar Corp.                                                                                130,734              247,411
     *    ET Internet Technology Corp.                                                               1,070,354              272,049
          Eten Information Systems, Ltd.                                                                60,000               35,313
          Eternal Chemical Co., Ltd.                                                                   802,170              511,664
          Everest Textile Co., Ltd.                                                                    117,667               21,280
          Evergreen International Storage & Transport Corp.                                          1,300,000              485,693
          Everlight Chemical Industrial Corp.                                                           65,000               17,041
          Everlight Electronics Co., Ltd.                                                              288,084              520,416
     *    Everspring Industry Co., Ltd.                                                                 52,530                9,032
          Far Eastern Department Stores, Ltd.                                                        1,602,150              906,889
          Far Eastern International Bank                                                             1,851,863              887,769
          Federal Corp.                                                                                177,090               75,908
          Feng Hsin Iron & Steel Co., Ltd.                                                             686,098              469,668
          Feng Tay Enterprise Co., Ltd.                                                                538,225              554,843
     *    FIC Global, Inc.                                                                             142,875               17,503
          First Copper Technology Co., Ltd.                                                             62,000               16,971
          First Hotel                                                                                   95,210               70,001
          Formosa International Hotels Corp.                                                           232,500              377,369
          Formosa Taffeta Co., Ltd.                                                                  2,785,340            1,306,489
          Formosan Rubber Group, Inc.                                                                  426,000              153,435
          Fu Sheng Industrial Co., Ltd.                                                                808,000              890,359
     *    G Shank Enterprise Co., Ltd.                                                                 106,000               75,867
          Giant Manufacture Co., Ltd.                                                                  333,170              606,059
     *    Giga Storage Corp.                                                                            43,859                7,838
          Giga-Byte Technology Co., Ltd.                                                               730,800              659,716
          Globe Union Industrial Corp.                                                                 178,640              136,225
          Gold Circuit Electronics, Ltd.                                                               404,904              198,832
     *    Goldsun Development & Construction Co., Ltd.                                               1,241,840              307,165
     *    Grand Pacific Petrochemical Corp.                                                            503,000              111,324
          Great China Metal Industry Co., Ltd.                                                          63,000               25,332
          Great Taipei Gas Co., Ltd.                                                                   406,000              147,035
          Great Wall Enterprise Co., Ltd.                                                              290,890               87,286
          Greatek Co., Ltd.                                                                            346,505              373,736
          Hey Song Corp.                                                                               266,000               68,192
     *    Ho Tung Holding Corp.                                                                        464,486               97,829
     *    Hocheng Corp.                                                                                 71,000               15,185
          Hong Tai Electric Industrial Co., Ltd.                                                       203,000               61,389
          Hsin Kuang Steel Co., Ltd.                                                                    31,024               13,005
          Hsinchu International Bank                                                                   637,670              312,413
          Hsing Ta Cement Co., Ltd.                                                                    103,000               27,579
          Hua Eng Wire & Cable Co., Ltd.                                                               113,565               17,080
          Hung Poo Construction Corp.                                                                  224,000              122,762
     *    Hung Sheng Construction Co., Ltd.                                                            571,000              340,994
          Ichia Technologies, Inc.                                                                     266,470              206,009
          Infortrend Technology, Inc.                                                                  174,050              277,172
          Johnson Health Tech Co., Ltd.                                                                108,000              426,104

     *    K Laser Technology, Inc.                                                                      20,343                8,969
     *    Kao Hsing Chang Iron & Steel Corp.                                                           101,000               16,882
          Kaulin Manufacturing Co., Ltd.                                                                68,670               58,233
          Kendra Rubber Industrial Co., Ltd.                                                           379,359              171,186
          King Yuan Electronics Co., Ltd.                                                            1,112,648              818,092
     *    Kingdom Construction Co., Ltd.                                                               360,000               85,982
     *    King's Town Construction Co., Ltd.                                                           190,500              141,368
          Kinpo Electronics, Inc.                                                                    1,715,838              703,681
          Knowledge-Yield-Excellence Systems Corp.                                                     172,876              132,580
          Largan Precision Co., Ltd.                                                                    89,250            1,107,156
     *    Lead Data Co., Ltd.                                                                           86,920                8,473
     *    Lealea Enterprise Co., Ltd.                                                                  110,000               11,437
          Lee Chang Yung Chemical Industry Corp.                                                       605,075              396,606
     *    Lelon Co., Ltd.                                                                               29,170               12,463
     *    Leofoo Development Co., Ltd.                                                                 231,000              128,970
     *    Li Peng Enterprise Co., Ltd.                                                                 228,000               40,234
          Li Shin International Enterprise Corp.                                                        27,605               12,545
          Lien Hwa Industrial Corp.                                                                    650,000              210,101
          Lingsen Precision Industries, Ltd.                                                            45,000               13,101
          Long Bon Development Co., Ltd.                                                               341,062              136,587
          Long Chen Paper Co., Ltd.                                                                    368,000               79,768
          Lucky Cement Corp.                                                                            97,000               20,311
     *    Macronix International Co., Ltd.                                                           4,841,000              574,991
     *    Makalot Industrial Co., Ltd.                                                                  89,000              107,370
          Meiloon Co., Ltd.                                                                             56,472               25,530
          Mercuries & Associates, Ltd.                                                                 112,455               24,312
     *    Mercuries Data Co., Ltd.                                                                      53,292               10,913
          Merida Industry Co., Ltd.                                                                     84,800               53,235
          Merry Electronics Co., Ltd.                                                                  143,924              322,656
     *    Microelectronics Technology, Inc.                                                            357,000              106,046
          Micro-Star International Co., Ltd.                                                           800,421              450,387
     *    Min Aik Technology Co., Ltd.                                                                  45,000               68,757
          Mirle Automation Corp.                                                                        77,000               59,040
          Mitac International Corp.                                                                      7,577               10,395
          Mitac Technology Corp.                                                                       270,000              203,007
     *    Mustek Systems, Inc.                                                                          40,708                7,668
     *    Nankang Rubber Tire Co., Ltd.                                                                258,000              248,352
          Nantex Industry Co., Ltd.                                                                    144,000               59,751
          National Petroleum Co., Ltd.                                                                 324,824              233,006
          Nien Hsing Textile Co., Ltd.                                                                 746,000              477,554
          Nien Made Enterprise Co., Ltd.                                                               403,904              479,578
          Optimax Technology Corp.                                                                     552,674              945,027
     *    Opto Tech Corp.                                                                              329,000              104,516
     *    Orient Semiconductor Electronics, Ltd.                                                       226,487               30,542
          Oriental Union Chemical Corp.                                                                966,403              621,366
     *    Pacific Electric Wire & Cable Corp.                                                          726,000               11,264
          Pan Jit International, Inc.                                                                   40,745               17,581
     *    Pan-International Industrial Corp.                                                           468,875              636,195
     *    Phihong Technology Co., Ltd.                                                                 220,884              104,381
          Phoenix Precision Technology Corp.                                                           590,730              937,313
          Phoenixtec Power Co., Ltd.                                                                   494,725              516,930
     *    Picvue Electronics, Ltd.                                                                     181,900                9,843
          Pihsiang Machinery Mfg. Co., Ltd.                                                            199,534              294,083
          Premier Image Technology Corp.                                                               701,586              866,847
     *    Primax Electronics, Ltd.                                                                      61,186               15,452
     *    Prince Housing & Development Corp.                                                           862,646              158,514
     *    Procomp Informatics, Ltd.                                                                     21,675                    0
     *    Prodisc Technology, Inc.                                                                     751,199               98,937
          Radium Life Tech Corp.                                                                        35,640               13,495
          Realtek Semiconductor Corp.                                                                  851,550              952,182
     *    Ritek Corp.                                                                                2,446,000              768,906
     *    Ruentex Development Co., Ltd.                                                                437,000              102,482
     *    Ruentex Industries, Ltd.                                                                     733,000              261,343
     *    Sampo Corp.                                                                                  882,900              122,045
          San Fang Chemical Industry Co., Ltd.                                                          44,770               20,976
          Sanyang Industrial Co., Ltd.                                                                 902,000              318,184
          Sanyo Electric Co., Ltd.                                                                     157,000               75,178
     *    Senao International Co., Ltd.                                                                156,133               81,439
          Sheng Yu Steel Co., Ltd.                                                                     319,980              231,093
          Shihlin Electric & Engineering Corp.                                                         687,000              480,960
     *    Shihlin Paper Corp.                                                                          208,000              138,285
     *    Shinkong Synthetic Fibers Co., Ltd.                                                        1,271,000              224,308
          Shuttle, Inc.                                                                                 36,152               13,243
     *    Silicon Integrated Systems Corp.                                                           1,141,608              829,523
          Sincere Navigation Corp.                                                                     421,391              359,540
     *    Sinkong Spinning Co., Ltd.                                                                    60,000               21,981
          Sintek Photronics Corp.                                                                      910,462              258,128

          Sinyi Realty, Inc.                                                                           157,800              261,563
     *    Solelytex Enterprise Corp.                                                                    72,000               85,610
     *    Solomon Technology Corp.                                                                      90,000               13,212
          Southeast Cement Co., Ltd.                                                                    98,700               17,184
     *    SPI Electronic Co., Ltd.                                                                      78,000               77,980
          Spirox Corp.                                                                                  57,747               51,419
          Springsoft, Inc.                                                                             172,459              277,766
          Standard Chemical & Pharmaceutical Co., Ltd.                                                  83,000               50,971
          Standard Foods Taiwan, Ltd.                                                                  267,000              112,490
          Stark Technology, Inc.                                                                        45,100               18,304
          Sunonwealth Electric Machine Industry Co., Ltd.                                               45,613               16,616
          Sunplus Technology Co., Ltd.                                                                 259,000              260,142
          Sunrex Technology Corp.                                                                      281,033              274,867
     *    Systex Corp., Ltd.                                                                           874,348              227,425
          Ta Chen Stainless Pipe Co., Ltd.                                                             190,000               90,037
     *    Ta Chong Bank, Ltd.                                                                        2,147,212              587,874
     *    Ta Jung Transportation Co., Ltd.                                                             384,000               88,664
          Ta Ya Electric Wire & Cable Co., Ltd.                                                        355,986               83,614
     *    Taichung Commercial Bank                                                                   1,722,000              363,239
          Tainan Business Bank                                                                       1,113,701              346,051
          Tainan Enterprises Co., Ltd.                                                                  91,280              102,731
          Tainan Spinning Co., Ltd.                                                                  1,533,000              319,481
          Taiwan Acceptance Corp.                                                                      220,480              177,041
          Taiwan Fire & Marine Insurance Co., Ltd.                                                     228,602               98,236
          Taiwan Fu Hsing Industrial Co., Ltd.                                                         197,300              209,424
          Taiwan Green Point Enterprises Co., Ltd.                                                     288,162              641,298
          Taiwan Hon Chuan Enterprise Co., Ltd.                                                         20,607               13,172
          Taiwan Kai Yih Industrial Co., Ltd.                                                          106,649               72,430
     *    Taiwan Kolin Co., Ltd.                                                                       362,000               83,631
          Taiwan Life Insurance Co., Ltd                                                               553,063              693,519
          Taiwan Mask Corp.                                                                            282,720              118,585
          Taiwan Navigation Co., Ltd.                                                                  338,411              172,981
     *    Taiwan Paiho Co., Ltd.                                                                       119,000               67,111
          Taiwan Polypropylene Co., Ltd.                                                               248,615              134,777
          Taiwan Secom                                                                                 612,210              882,294
          Taiwan Sogo Shinkong Security Co., Ltd.                                                      366,895              236,218
          Taiwan Styrene Monomer Corp.                                                                 508,680              219,800
     *    Taiwan Tea Corp.                                                                             380,714               64,511
     *    Teco Electric & Machinery Co., Ltd.                                                        2,204,000              599,544
          Tecom, Ltd.                                                                                  206,114               83,703
          Test-Rite International Co., Ltd.                                                            364,406              239,096
          The Ambassador Hotel                                                                         334,000              297,719
     *    The Chinese Bank                                                                           1,136,000              124,286
     *    The Farmers Bank of China                                                                  2,225,887              521,102
          The First Insurance Co., Ltd.                                                                 61,600               21,045
          Ton Yi Industrial Corp.                                                                    1,917,280              358,643
          Tong Yang Industry Co., Ltd.                                                                 543,558              635,480
          Transcend Information, Inc.                                                                  394,342              705,155
          Tsann Kuen Enterprise Co., Ltd.                                                              273,604              415,638
          TSRC Corp.                                                                                   615,000              325,824
          Tung Ho Steel Enterprise Corp.                                                               935,683              500,849
     *    Twinhead International Corp.                                                                  60,504                7,181
          TYC Brother Industrial Co., Ltd.                                                             179,036              117,379
          Tycoons Group Enterprise Co., Ltd.                                                            72,000               10,178
     *    Tyntek Corp.                                                                                  75,000               34,129
     *    Union Bank of Taiwan                                                                       2,503,488              708,519
     *    Union Insurance Co., Ltd.                                                                    106,147               18,861
          Unitech Printed Circuit Board Corp.                                                          255,650               84,866
     *    United Epitaxy Co., Ltd.                                                                     150,550              118,322
          United Integration Service Co., Ltd.                                                         129,323               97,972
     *    Unity Opto Technology Co., Ltd.                                                              106,000              101,400
     *    Universal Cement Corp.                                                                       327,321               98,880
          Universal Scientific Industrial Co., Ltd.                                                    647,414              207,478
          UPC Technology Corp.                                                                         642,295              190,678
          USI Corp.                                                                                    701,000              187,982
     *    Via Technologies, Inc.                                                                     1,550,392              863,746
          Walsin Technology Corp., Ltd.                                                                353,006              195,352
          Wan Hwa Enterprise Co., Ltd.                                                                 145,000               65,593
          Waterland Financial Holdings                                                               2,734,000              903,129
     *    Wei Chuan Food Corp.                                                                         396,000              115,451
          Weltrend Semiconductor, Inc.                                                                  34,529               12,579
          Wintek Corp.                                                                                  60,357               81,470
     *    Wistron Corp.                                                                                778,938              959,824
     *    WPG Holdings Co., Ltd.                                                                       368,841              126,008
          Wus Printed Circuit Co., Ltd.                                                                411,205              127,062
          Ya Hsin Industrial Co., Ltd.                                                                 983,427              937,797
     *    Yageo Corp.                                                                                2,828,000              982,417

          Yeung Cyang Industrial Co., Ltd.                                                              29,016               12,583
          Yieh Phui Enterprise Co., Ltd.                                                             1,279,379              436,971
          Yosun Industrial Corp.                                                                       161,924               84,222
          Yuen Foong Yu Paper Manufacturing Co., Ltd.                                                1,753,380              574,172
          Yung Chi Paint & Varnish Manufacturing Co., Ltd.                                             124,672              136,636
          Yung Shin Pharmaceutical Industrial Co., Ltd.                                                266,300              243,157
          Yung Tay Engineering Co., Ltd.                                                               391,000              245,794
          Zig Sheng Industrial Co., Ltd.                                                                79,378               15,089
          Zinwell Corp.                                                                                110,901               79,829
          Zyxel Communication Corp.                                                                    357,608              646,563
                                                                                                                 ------------------
TOTAL -- TAIWAN                                                                                                          67,173,006
                                                                                                                 ------------------
INDIA -- (9.7%)
COMMON STOCKS -- (9.7%)
          Aban Loyd Chiles Offshore, Ltd.                                                               46,631              518,901
          Adani Exports, Ltd.                                                                          505,334              698,004
     *    Aftek Infosys, Ltd.                                                                           23,770               61,974
          Alembic, Ltd.                                                                                 17,133              109,413
          Alfa Laval (India), Ltd.                                                                      21,871              424,149
          Alok Industries, Ltd.                                                                        145,037              232,864
          Alstom Projects India, Ltd.                                                                  150,147              642,615
     *    Amtek Auto, Ltd.                                                                             156,994              994,431
          Apollo Hospitals Enterprise, Ltd.                                                             94,015              902,716
          Apollo Tyres, Ltd.                                                                            25,691              154,412
          Asahi India Glass, Ltd.                                                                      319,030              625,997
     *    Asian Hotels, Ltd.                                                                             9,600              100,167
     *    Astra Microwave Products, Ltd.                                                                51,200              228,743
          Aurobindo Pharmaceuticals, Ltd.                                                               90,643              744,849
     *    Automotive Axles, Ltd.                                                                         6,921               82,945
          Avaya Globalconnect, Ltd.                                                                      4,054               38,572
     *    Bajaj Hindusthan, Ltd.                                                                       201,437              988,839
     *    Balaji Telefilms, Ltd.                                                                        72,096              209,566
          Ballarpur Industries, Ltd.                                                                   340,543              776,230
          Balmer Lawrie & Co., Ltd.                                                                      7,688               79,257
          Balrampur Chini Mills, Ltd.                                                                  462,940              890,058
     *    Bank of Rajasthan, Ltd.                                                                       45,147               47,180
          Bannari Amman Sugars, Ltd.                                                                     4,742               88,044
          BASF India, Ltd.                                                                              12,911               70,210
     *    Bata India, Ltd.                                                                              38,097              147,678
          Berger Paints India, Ltd.                                                                    379,303              529,331
          Birla Corp., Ltd.                                                                            190,628              946,175
          Blue Star, Ltd.                                                                                8,238               90,221
          BOC India, Ltd.                                                                               35,685              135,574
          Bombay Dyeing & Manufacturing Co., Ltd.                                                       79,721              542,367
          Bongaigaon Refinery & Petrochemicals, Ltd.                                                   262,145              437,950
          Carborundum Universal, Ltd.                                                                  116,630              329,678
     *    Century Enka, Ltd.                                                                            13,119               64,220
          CESC, Ltd.                                                                                   164,998              793,659
          Chambal Fertilizers & Chemicals, Ltd.                                                        850,651              705,983
          Cholamandalam Investment & Finance Co., Ltd.                                                  17,380               60,005
     *    CMC, Ltd.                                                                                      5,205               54,763
          Deepak Fertilizers & Petrochemicals Corp., Ltd.                                               40,595               77,817
          Divi's Laboratories, Ltd.                                                                     25,761              818,395
          E.I.D. - Parry (India), Ltd.                                                                 165,980              685,904
          EIH, Ltd.                                                                                     21,086              235,332
          Electrosteel Casings, Ltd.                                                                     6,106               58,496
     *    Escorts, Ltd.                                                                                 27,945               46,606
     *    Essar Steel, Ltd.                                                                            265,996              240,434
     *    Essel Propack, Ltd.                                                                           16,287              130,939
     *    Eveready Industries (India), Ltd.                                                             25,549               60,186
          Exide Industries, Ltd.                                                                       130,980              620,735
          FDC, Ltd.                                                                                    240,148              258,802
          Federal Bank, Ltd.                                                                            98,733              374,562
          Finolex Cables, Ltd.                                                                          12,479               74,718
          Finolex Industries, Ltd.                                                                     125,538              214,794
          Geodesic Information Systems, Ltd.                                                            59,132              275,602
          GHCL, Ltd.                                                                                    67,728              154,955
          Glaxosmithkline Consumer Healthcare, Ltd.                                                     17,047              194,065
          Godrej Consumer Products, Ltd.                                                                28,623              306,290
          Godrej Industries, Ltd.                                                                       85,830              475,766
          Greaves Cotton, Ltd.                                                                          52,910              319,134
          GTL, Ltd.                                                                                    122,558              296,353
          Gujarat Alkalies & Chemicals, Ltd.                                                            91,169              270,029
          Gujarat Fluorochemicals, Ltd.                                                                 65,663              481,705
     *    Gujarat Gas Co., Ltd.                                                                         10,291              295,330

          Gujarat Narmada Valley Fertilizers Co., Ltd.                                                 206,768              428,689
          Gujarat State Fertilizers & Chemicals, Ltd.                                                   98,313              318,061
          H.E.G., Ltd.                                                                                  19,129               70,502
          Hexaware Technologies, Ltd.                                                                  234,745              515,290
          Hikal, Ltd.                                                                                    6,470               83,123
     *    Himachal Futuristic Communications, Ltd.                                                     379,652              161,850
          Himatsingka Seide, Ltd.                                                                       42,644              132,184
          Hinduja TMT, Ltd.                                                                             72,150              579,311
     *    Hindustan Construction Co., Ltd.                                                             332,270              805,893
     *    Hindustan Motors, Ltd.                                                                        73,823               52,882
          Hindustan Oil Exploration Co., Ltd.                                                           75,445              255,831
     *    Hotel Leelaventure, Ltd.                                                                     167,222              987,631
          I.B.P. Co., Ltd.                                                                              13,488              167,399
          ICI India, Ltd.                                                                               25,619              173,286
     *    Igate Global Solutions, Ltd.                                                                   6,007               29,157
     *    India Cements, Ltd.                                                                          239,743              515,554
          Indo Gulf Fertilisers, Ltd.                                                                   13,000               57,925
          Indo Rama Synthetics (India), Ltd.                                                           136,867              242,189
          IndusInd Bank, Ltd.                                                                          354,821              418,809
     *    Infotech Enterprises, Ltd.                                                                     4,679               44,385
          Ingersoll-Rand (India), Ltd.                                                                  20,782              151,323
          IPCA Laboratories, Ltd.                                                                       34,844              316,180
     *    Ispat Industries, Ltd.                                                                     1,551,556              360,012
          IVRCL Infrastructures & Projects, Ltd.                                                        43,467              712,600
          J.B. Chemicals & Pharmaceuticals, Ltd.                                                        61,646              119,722
          Jammu & Kashmir Bank, Ltd.                                                                    42,263              428,977
          Jindal Poly Films, Ltd.                                                                       18,559              113,438
     *    Jindal Saw, Ltd.                                                                              86,416              699,229
     *    Jindal Stainless, Ltd.                                                                       232,194              561,229
          K.S.B. Pumps, Ltd.                                                                             7,971               66,465
     *    KEC International, Ltd.                                                                       50,258              287,469
          Kesoram Industries, Ltd.                                                                      20,952               72,177
          Kirloskar Oil Engines, Ltd.                                                                  116,170              446,268
          KPIT Cummins Infosystems, Ltd.                                                                 4,902               37,060
          Lakshmi Machine Works, Ltd.                                                                      879              271,814
          LIC Housing Finance, Ltd.                                                                    111,730              493,355
     *    Macmillan India, Ltd.                                                                          5,259               53,092
          Madras Cements, Ltd.                                                                          19,419              655,442
          Maharashtra Seamless, Ltd.                                                                    49,814              503,825
          Mahavir Spinning Mills, Ltd.                                                                  69,940              445,643
          Marico, Ltd.                                                                                 113,047              762,388
          Mastek, Ltd.                                                                                   7,823               87,161
     *    Max India, Ltd.                                                                               58,228              744,755
          McDowell & Co., Ltd.                                                                         111,334            1,093,972
     *    Merck, Ltd.                                                                                    9,597               99,872
          Micro Inks, Ltd.                                                                              26,684              378,469
          Monsanto India, Ltd.                                                                           3,712              144,839
          Motherson Sumi Systems, Ltd.                                                                 444,270              783,691
     *    Mphasis BFL, Ltd.                                                                            214,746              649,486
          MRF, Ltd.                                                                                      1,958              121,506
     *    Mukand, Ltd.                                                                                  33,489               67,401
          Nagarjuna Construction Co., Ltd.                                                             144,639              763,218
     *    Nelco, Ltd.                                                                                   40,558               99,090
          Orchid Chemicals & Pharmaceuticals, Ltd.                                                      75,486              358,809
          Panacea Biotec, Ltd.                                                                         102,192              601,056
          Pantaloon Retail India, Ltd.                                                                   2,578              100,430
     *    Pentamedia Graphics, Ltd.                                                                    295,907               42,128
          Pidilite Industries, Ltd.                                                                    358,477              583,297
          Polaris Software Lab, Ltd.                                                                   146,792              407,775
     *    Prism Cements, Ltd.                                                                          136,611               63,720
          PSL Holdings, Ltd.                                                                             2,457               13,309
          Punjab Tractors, Ltd.                                                                        106,058              504,636
          Radico Khaitan, Ltd.                                                                          29,729              432,413
     *    Rico Auto India, Ltd.                                                                        168,931              342,430
          Rolta India, Ltd.                                                                             65,929              277,110
          Ruchi Soya Industries, Ltd.                                                                    8,771               49,977
          Shree Cement, Ltd.                                                                            39,135              428,406
     *    Shriram Transport Finance Co., Ltd.                                                           20,297               47,364
          SRF, Ltd.                                                                                    118,415              712,760
          Sterling Biotech, Ltd.                                                                       303,184              857,794
          Strides Arcolab, Ltd.                                                                         31,079              197,878
          Subex Systems, Ltd.                                                                            4,618               70,073
          Sundaram Clayton, Ltd.                                                                         2,690               47,326
          Sundram Fastners, Ltd.                                                                       232,579              826,876
          Tata Elxsi, Ltd.                                                                              14,274               62,913
          Tata Infotech, Ltd.                                                                           29,432              465,786
          Thermax, Ltd.                                                                                 53,500            1,102,858

          Titan Industries, Ltd.                                                                        87,438            1,258,779
     *    Torrent Pharmaceuticals, Ltd.                                                                 22,419              313,885
          Tube Investments of India, Ltd.                                                               34,932              351,092
          TVS Motor Co., Ltd.                                                                          233,857              500,219
          Unichem Laboratories, Ltd.                                                                    26,642              141,319
          Unitech, Ltd.                                                                                  3,833               61,395
     *    Usha Martin, Ltd.                                                                             11,485               44,869
          Varun Shipping Co.                                                                             8,600               12,652
     *    Videocon International, Ltd.                                                                  29,510               54,905
          Voltas, Ltd.                                                                                  59,216              714,794
     *    Welspun India, Ltd.                                                                           52,226              129,757
     *    Welspun-Gujarat Stahl Rohren, Ltd.                                                            34,837               68,348
          Wyeth, Ltd.                                                                                   38,457              557,009
                                                                                                                 ------------------
TOTAL -- INDIA                                                                                                           52,951,955
                                                                                                                 ------------------
MALAYSIA -- (7.3%)
COMMON STOCKS -- (7.3%)
     *    A&M Realty Berhad                                                                             32,500               12,779
          ACP Industries Berhad                                                                         34,000                6,075
          Affin Holdings Berhad                                                                      1,335,800              551,498
          Amalgamated Industrial Steel Berhad                                                           11,250                1,489
     *    AMBD Berhad                                                                                   58,000                1,384
          Amway (Malaysia) Holdings Berhad                                                             396,700              687,452
          Ann Joo Resources Berhad                                                                     179,000               53,143
     *    Anson Perdana Berhad                                                                          10,000                  119
     *    Antah Holding Berhad                                                                          23,000                1,461
     *    Aokam Perdana Berhad                                                                              37                    6
          APM Automotive Holdings Berhad                                                               147,300               97,082
     *    Arab Malaysia Corp. Berhad                                                                   558,000              146,959
          Asas Dunia Berhad                                                                             16,000                2,922
     *    Asia Pacific Land Berhad                                                                      70,000                2,872
          Asiatic Development Berhad                                                                 2,458,500            1,386,079
          Avenue Assets Berhad                                                                         621,200              105,269
          Ayer Hitam Planting Syndicate Berhad                                                           6,000                3,379
          Bandar Raya Developments Berhad                                                              922,800              202,468
          Batu Kawan Berhad                                                                            302,400              556,294
     *    Berjaya Capital Berhad                                                                       391,000              100,336
          Berjaya Land Berhad                                                                          620,600              151,125
          Bernas Padiberas Nasional Berhad                                                             813,600              290,725
          Bimb Holdings Berhad                                                                         208,200               68,886
     *    Bintai Kinden Corp. Berhad                                                                    16,000                4,182
          Bolton Properties Berhad                                                                      96,000               19,058
          Boustead Holdings Berhad                                                                   1,662,600              815,396
          Boustead Properties Berhad                                                                   290,500              246,057
          Cahya Mata Sarawak Berhad                                                                    153,000               40,498
          Carlsberg Brewery Malaysia Berhad                                                            943,100            1,298,073
          Cement Industries of Malaysia Berhad                                                          48,800               16,792
          Chemical Co. of Malaysia Berhad                                                              231,800              166,886
          Chin Teck Plantations Berhad                                                                  33,000               43,439
     *    Cosway Corp. Berhad                                                                          113,000               19,778
          Courts Mammoth Berhad                                                                        177,000               53,913
          Cycle & Carriage Bintang Berhad                                                               15,000               10,730
     *    Damansara Realty Berhad                                                                       65,000                1,290
     *    Datuk Keramik Holdings Berhad                                                                 24,000                  286
          Dijaya Corp. Berhad                                                                           96,000               20,074
          Diperdana Corp. Berhad                                                                         4,000                2,329
          Diversified Resources Berhad                                                               2,238,100              811,593
          DNP Holdings Berhad                                                                           34,000                5,490
          Eastern & Oriental Berhad                                                                     72,000               19,034
     *    Econstates Berhad                                                                            280,800               35,676
          Edaran Otomobil Nasional Berhad                                                              529,000              464,870
          Esso Malaysia Berhad                                                                         256,900              169,425
     *    Europlus Berhad                                                                               25,700                1,633
     *    Faber Group Berhad                                                                            16,000                1,590
          Far East Holdings Berhad                                                                      47,400               33,054
     *    FCW Holdings Berhad                                                                           24,000                1,398
     *    Fountain View Development Berhad                                                             808,200               70,595
          Fraser & Neave Holdings Berhad                                                               430,600              666,758
          Globetronics Technology Berhad                                                             1,978,800              154,512
          Glomac Berhad                                                                                 70,200               22,205
          Gold IS Berhad                                                                               163,600               51,964
          Golden Hope Plantations Berhad Series A                                                      784,788              814,285
     *    Golden Plus Holdings Berhad                                                                   16,000                1,779
     *    Gopeng Berhad                                                                                 17,000                2,250
          Guiness Anchor Berhad                                                                      1,021,800            1,446,964
     *    Gula Perak Berhad                                                                            170,975                7,693

          Guthrie Ropel Berhad                                                                          35,900               34,399
          Hap Seng Consolidated Berhad                                                                 752,300              402,236
          Heitech Padu Berhad                                                                           26,000                7,597
     *    HIL Industries Berhad                                                                         56,810                3,383
     *    HLG Capital Berhad                                                                            12,000                2,530
          Hock Seng Lee Berhad                                                                          44,160               29,968
          Hong Leong Industries Berhad                                                                 452,400              383,265
          Hong Leong Properties Berhad                                                                 605,800               99,417
          Hume Industries (Malaysia) Berhad                                                            374,067              427,663
          Hwang-DBS (Malaysia) Berhad                                                                   97,500               32,513
          IGB Corp. Berhad                                                                           2,219,350              670,829
          IJM Plantations Berhad                                                                        37,600               11,346
     *    Insas Berhad                                                                                 226,000               14,058
          Island & Peninsular Berhad                                                                 1,663,540              628,768
     *    Jaks Resources Berhad                                                                          1,000                  157
          Jaya Jusco Stores Berhad                                                                     435,000              621,758
          Jaya Tiasa Holdings Berhad                                                                   283,600              186,949
     *    Johan Holdings Berhad                                                                         30,000                  754
          Johor Port Berhad                                                                            664,900              401,263
          Johore Tenggara Oil Palm Berhad                                                               59,200               18,037
          JT International Berhad                                                                      525,900              564,910
          K & N Kenanga Holdings Berhad                                                                287,300               38,079
          Keck Seng (Malaysia) Berhad                                                                   82,000               44,277
          KFC Holdings (Malaysia) Berhad                                                               482,500              475,905
          Kian Joo Can Factory Berhad                                                                  202,200              160,561
          Kim Hin Industry Berhad                                                                       52,000               19,269
          KPJ Healthcare Berhad                                                                         62,000               25,273
     *    Kretam Holdings Berhad                                                                        15,000                1,568
          Kris Components Berhad                                                                        98,863               88,370
          KSL Holdings Berhad                                                                          186,600               86,020
     *    Kub Malaysia Berhad                                                                          586,500               54,334
          Kulim Malaysia Berhad                                                                        365,350              241,762
     *    Kumpulan Hartanah Selangor Berhad                                                            166,500               10,577
          Kwantas Corp. Berhad                                                                         155,800              157,618
          Ladang Perbadanan-Fima Berhad                                                                 11,000                7,586
     *    Land & General Berhad                                                                        180,000                5,717
          Landmarks Berhad                                                                             635,500              166,529
     *    Leader Universal Holdings Berhad                                                              69,000                5,748
          Leong Hup Holdings Berhad                                                                     46,000               12,663
          Lingkaran Trans Kota Holdings Berhad                                                         932,400              688,259
          Lingui Development Berhad                                                                    712,800              185,532
          Lion Diversified Holdings Berhad                                                           1,057,400              716,502
          Lion Industries Corp. Berhad                                                               1,311,600              214,919
     *    Liqua Health Corp. Berhad                                                                        173                   12
          MAA Holdings Berhad                                                                          239,133              220,271
     *    Magnum 4D Berhad                                                                              80,000               49,550
          Malayan Cement Berhad                                                                      1,453,050              224,996
          Malayawata Steel Berhad                                                                       72,000               27,062
     *    Malaysia Aica Berhad                                                                          48,200               10,649
          Malaysia Building Society Berhad                                                              35,000                5,697
          Malaysia Industrial Development Finance Berhad                                             2,255,000              668,686
          Malaysian Mosaics Berhad                                                                     280,300               91,787
          Malaysian National Reinsurance Berhad                                                        334,400              334,356
          Malaysian Oxygen Berhad                                                                      398,600            1,340,287
     *    Malaysian Resources Corp. Berhad                                                             850,266              117,030
     *    Mancon Berhad                                                                                 12,000                2,763
          Manulife Insurance (M) Berhad                                                                100,800               56,339
          Maruichi Malaysia Steel Tube Berhad                                                           58,600               17,682
          Matsushita Electric Co. (Malaysia) Berhad                                                     94,184              235,441
          MBM Resources Berhad                                                                         102,966               72,272
     *    Media Prima Berhad                                                                            61,533               26,561
          Metro Kajang Holdings Berhad                                                                  58,800               12,187
          Mieco Chipboard Berhad                                                                        69,000               20,455
          MK Land Holdings Berhad                                                                    1,418,800              242,461
          MTD Infraperdana Berhad                                                                    3,304,900            1,023,487
     *    MUI Properties Berhad                                                                         75,200                5,275
     *    Mulpha International Berhad                                                                2,712,250              423,258
     *    Multi-Purpose Holdings Berhad                                                                457,000               91,932
          Mycron Steel Berhad                                                                           14,650                2,928
          Naim Cendera Berhad                                                                          527,300              403,918
     *    Naluri Berhad                                                                                491,000               54,584
     *    Nam Fatt Berhad                                                                                9,000                  926
          Narra Industries Berhad                                                                       16,000                5,602
          NCB Holdings Berhad                                                                        1,147,200              729,052
          New Straits Times Press (Malaysia) Berhad                                                    339,000              237,455
          Nikko Electronics Berhad                                                                      36,600                8,622
          NV Multi Corp. Berhad                                                                        129,500               13,892

     *    NWP Holdings Berhad                                                                          112,000               10,450
          Nylex (Malaysia) Berhad                                                                       41,500                8,019
          OSK Holdings Berhad                                                                        1,179,371              290,316
          OSK Property Holdings Berhad                                                                   3,393                1,097
          Pacific & Orient Berhad                                                                       41,554               19,833
     *    Pacificmas Berhad                                                                              9,500               14,835
     *    Pan Malaysia Cement Works Berhad                                                             192,000               23,886
     *    Pan Malaysian Industries Berhad                                                              818,000                8,661
     *    Pan Pacific Asia Berhad                                                                          600                  286
     *    Panglobal Berhad                                                                              14,000                7,004
          PBA Holdings Berhad                                                                          139,800               53,597
     *    Pernas International Holdings Berhad                                                         603,400               95,828
          Petaling Garden Berhad                                                                       190,600               75,675
          Phileo Allied Berhad                                                                       1,443,400            1,421,241
          PK Resources Berhad                                                                           14,000                1,890
     *    Prime Utilities Berhad                                                                         3,000                  239
     *    Promet Berhad                                                                                 52,000                    0
          Puncak Niaga Holdings Berhad                                                               1,113,600              732,755
          QL Resources Berhad                                                                           76,000               50,693
          QSR Brand Berhad                                                                              32,000               27,274
          Ramatex Berhad                                                                               292,700              225,467
          Ranhill Berhad                                                                             1,419,680              288,055
     *    Ranhill Utilities Berhad                                                                     227,160               81,760
     *    Rashid Hussain Berhad                                                                        182,000               32,276
     *    Rekapacific Berhad                                                                            55,000                    0
          Road Builders (Malaysia) Holdings Berhad                                                     984,600              437,195
          Sapura Telecommunications Berhad                                                              64,846               14,590
          Sarawak Enterprise Corp. Berhad                                                              421,000              133,989
          Scomi Group Berhad                                                                         2,799,200              762,370
          Shangri-La Hotels (Malaysia) Berhad                                                          114,000               38,036
          SHL Consolidated Berhad                                                                       75,000               25,411
     *    Sime Engineering Services Berhad                                                             279,100               59,100
          Sime UEP Properties Berhad                                                                   133,000              143,984
          Southern Acids (Malaysia) Berhad                                                              41,000               19,317
          Southern Steel Berhad                                                                        262,900               69,501
     *    SRI Hartemas Berhad                                                                           65,000                    0
          Subur Tiasa Holdings Berhad                                                                  137,400               96,065
          Sunrise Berhad                                                                               549,620              167,301
          Sunway City Berhad                                                                           645,100              218,562
          Sunway Holdings, Inc. Berhad                                                                 805,000              119,322
          Supermax Corp. Berhad                                                                         26,900               28,492
          Suria Capital Holdings Berhad                                                                186,000               27,324
          Symphony House Berhad                                                                         20,571                1,823
          Ta Ann Holdings Berhad                                                                       396,400              566,585
          TA Enterprise Berhad                                                                       2,638,300              428,453
     *    Talam Corp. Berhad                                                                            12,850                  764
     *    Tamco Corp. Holdings Berhad                                                                   83,000                6,042
          Tan Chong Motor Holdings Berhad                                                            1,993,300              722,822
     *    Tanah Emas Corp. Berhad                                                                       65,000                8,750
          Tasek Corp. Berhad                                                                            87,600               53,340
     *    Time Dotcom Berhad                                                                         1,001,500              126,742
          Top Glove Corp. Berhad                                                                       498,700              733,691
          Tractors Malaysia Holdings Berhad                                                            143,400              131,433
          Tradewinds (Malaysia) Berhad                                                                 290,600              191,973
     *    Trengganu Development & Management Berhad                                                     79,700               16,820
          Tronoh Mines Malaysia Berhad                                                                 610,500              527,342
          UAC Berhad                                                                                    25,000               31,757
          Uchi Technologies Berhad                                                                   1,196,700              981,940
          UDA Holdings Berhad                                                                          459,400              256,573
          UEM World Berhad                                                                           3,342,200              384,822
          Unico-Desa Plantations Berhad                                                                316,000               38,500
          Union Paper Holdings Berhad                                                                   70,000               10,746
          Uniphone Telecommunications Berhad                                                            43,000                4,154
          Unisem (M) Berhad                                                                            715,800              257,734
          United Malacca Rubber Estates Berhad                                                          47,500               49,628
          United Malayan Land Berhad                                                                    13,000                3,149
          United Plantations Berhad                                                                    647,000            1,173,094
     *    Utama Banking Group Berhad                                                                   122,000               19,052
          Wah Seong Corp. Berhad                                                                       709,600              366,785
          Worldwide Holdings Berhad                                                                     52,000               25,050
          WTK Holdings Berhad                                                                          189,600              176,652
          Yeo Hiap Seng (Malaysia) Berhad                                                               47,300               25,726
          Yu Neh Huat Berhad                                                                            97,200               29,330
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      39,880,662
                                                                                                                 ------------------

PREFERRED STOCKS -- (0.0%)
     *    Malayan United Industries Berhad A1 08/03/13                                                 176,957                2,576
     *    Malayan United Industries Berhad A2 08/03/13                                                 176,957                2,108
     *    Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred
          Shares                                                                                         1,840                  107
                                                                                                                 ------------------
TOTAL PREFERRED STOCKS                                                                                                        4,791
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Liqua Health Corp. Berhad Warrants 09/09/08                                                       34                    1
     *    Melewar Industrial Group Berhad Warrants                                                      11,720                  589
     *    Mieco Chipboard Berhad Warrants 04/21/09                                                      23,000                1,826
     *    Pan Pacific Asia Berhad Rights                                                                 3,365                    0
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                         2,416
                                                                                                                 ------------------
TOTAL -- MALAYSIA                                                                                                        39,887,869
                                                                                                                 ------------------
MEXICO -- (7.1%)
COMMON STOCKS -- (7.1%)
          Consorcio Ara S.A. de C.V.                                                                 1,015,200            4,231,202
     *    Consorcio Hogar S.A. de C.V. Series B                                                        325,000               96,974
          Controladora Comercial Mexicana S.A. de C.V. Series B                                      2,191,700            3,238,659
     *    Corporacion Geo S.A. de C.V. Series B                                                      1,468,700            5,033,396
     *    Corporacion Interamericana de Entramiento S.A. de C.V. Series B                              843,872            1,962,400
          Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                                     1,623                  307
          Corporativo Fragua S.A. de C.V. Series B                                                          31                  135
     *    Desc S.A. de C.V. Series B                                                                   981,833              246,458
          Embotelladora Arca S.A. de C.V., Mexico                                                    1,658,900            3,651,874
     *    Empaques Ponderosa S.A. de C.V. Series B                                                     206,000               17,562
     *    Empresas ICA Sociedad Controladora S.A. de C.V.                                            6,492,650            2,706,040
          Gruma S.A. de C.V. Series B                                                                1,069,600            3,262,396
     *    Grupo Aeroporturio del Sureste S.A. de C.V.                                                  485,600            1,517,931
          Grupo Cementos de Chihuahua S.A. de C.V.                                                     650,000            1,970,257
          Grupo Continental S.A. de C.V.                                                               902,000            1,469,584
          Grupo Corvi S.A. de C.V. Series L                                                            100,000               27,944
          Grupo Elektra S.A. de C.V.                                                                   128,500            1,122,990
          Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                           9,441                5,008
          Grupo Financiero GBM Atlantico S.A. de C.V. Series O                                          23,928               13,146
     *    Grupo Herdez S.A. de C.V.                                                                    107,000               72,215
          Grupo Industrial Maseca S.A. de C.V. Series B                                                510,000              356,522
          Grupo Industrial Saltillo S.A. de C.V.                                                       176,552              183,961
     *    Grupo Iusacell S.A. de C.V.                                                                   61,505              139,824
     *    Grupo Nutrisa S.A. de C.V.                                                                       188                  142
          Grupo Posadas S.A. de C.V. Series L                                                          199,000              183,788
     *    Grupo Qumma S.A. de C.V. Series B                                                            105,334                1,796
     *    Grupo Tribasa S.A. de C.V.                                                                    67,110                    0
          Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)              76,000              251,822
          Industrias Penoles S.A. de C.V.                                                              285,400            1,595,017
     *    Industrias S.A. de C.V. Series B                                                           1,138,148            2,371,815
     *    Jugos del Valle S.A. de C.V. Series B                                                         50,900               91,583
     *    Movilaccess S.A. de C.V. Series B                                                             13,489              111,124
     *    Sanluis Corporacion S.A. de C.V. Series A                                                      3,300                1,313
     *    Sanluis Corporacion S.A. de C.V. Series C & Series B                                           4,642                2,515
     *    Savia S.A. de C.V.                                                                           610,700              120,642
          TV Azteca S.A. de C.V. Series A                                                            2,522,300            1,600,778
          Vitro S.A. de C.V.                                                                           875,900            1,045,405
                                                                                                                 ------------------
TOTAL -- MEXICO                                                                                                          38,704,525
                                                                                                                 ------------------
TURKEY -- (6.1%)
COMMON STOCKS -- (6.1%)
          Adana Cimento Sanayi Ticaret A.S.                                                            646,276              598,870
     *    Ak-Al Tekstil A.S.                                                                             3,056               10,269
          Akcansa Cimento Sanayi ve Ticaret A.S.                                                       309,894            1,767,844
     *    Akenerji Elektrik Uretim A.S.                                                                 80,193              346,605
          Aksa Akrilik Kimya Sanayii A.S.                                                               47,621              439,343
          Aksigorta A.S.                                                                               324,225            2,116,539
     *    Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.                                                9,763               13,411
     *    Aktas Elektrik Ticaret A.S.                                                                      370               40,914
          Alarko Carrier Sanayii ve Ticaret A.S.                                                        14,579              149,989
     *    Alarko Holding A.S.                                                                           26,419            1,013,488
     *    Alcatel Telekomunikasyon Endustri ve Ticaret A.S.                                             24,197              119,474
          Alkim Alkali Kimya A.S.                                                                       27,197              105,359
     *    Alternatifbank A.S.                                                                           97,063              149,333

     *    Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.                                          21,960               25,848
     *    Anadolu Anonim Turk Sigorta Sirketi A.S.                                                     184,498              394,787
          Anadolu Cam Sanayii A.S.                                                                     277,157            1,096,557
          Anadolu Hayat Sigorta A.S.                                                                    74,683              185,373
          Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.                                                 15,586              172,156
     *    Ayen Enerji A.S.                                                                             161,469              294,350
          Aygaz A.S.                                                                                    83,805              315,298
          Bagfas Bandirma Gubre Fabrikalari A.S.                                                         3,450              115,088
     *    Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.                                           147,698              197,544
          Bati Anabolu Cimento A.S.                                                                    110,525              594,703
     *    Beko Elektronik A.S.                                                                         234,899              404,410
          Bolu Cimento Sanayii A.S.                                                                    187,058              420,507
          Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                                                36,993              300,622
          Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.                                             205,147              167,723
     *    Boyner Buyuk Magazacilik A.S.                                                                122,086              312,758
          Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.                                           5,857              390,050
          Bursa Cimento Fabrikasi A.S.                                                                  57,680              686,003
     *    Celebi Hava Servisi A.S.                                                                      28,354              384,979
          Cimsa Cimento Sanayi ve Ticaret A.S.                                                         259,130            1,695,086
          Deva Holding A.S.                                                                             64,797              289,793
     *    Dogan Gazetecilik A.S.                                                                       105,300              300,969
          Doktas Dokumculuk Ticaret ve Sanayi A.S.                                                      63,993               87,688
          Eczacibasi Ilac Sanayi ve Ticaret A.S.                                                       294,407            1,042,575
     *    Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                                             116,012              250,926
     *    Ege Plstik Ticaret ve Sanayi A.S.                                                             14,342                8,619
     *    EGE Seramik Sanayi ve Ticaret A.S.                                                            44,835               53,586
          Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.                                        229              149,653
     *    Global Yatirim Holding A.S.                                                                   46,576               53,692
     *    Goldas Kuyumculuk Sanayi A.S.                                                                 88,799               82,542
          Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                                           7,128              167,660
     *    Goodyear Lastikleri T.A.S.                                                                    14,659              141,595
          GSD Holding A.S.                                                                              93,598              122,460
          Gubre Fabrikalari Ticaret A.S.                                                                 8,436               18,248
          Gunes Sigorta A.S.                                                                            68,999              145,050
     *    Hektas Ticaret T.A.S.                                                                         31,846               29,613
          Hurriyet Gazetecilik ve Matbaacilik A.S.                                                     184,673              703,343
          Ihlas Holding A.S.                                                                           485,407              294,916
     *    Isiklar Ambalaj A.S.                                                                           6,417                4,763
     *    Izmir Demir Celik Sanayii A.S.                                                                57,269              130,490
     *    Kardemir Karabuk Demir Sanayi ve Ticaret A.S.                                                220,979              120,847
     *    Karsu Tekstil Sanayii ve Ticaret A.S.                                                         17,040                9,053
          Karton Sanayi ve Ticaret A.S.                                                                  1,698              215,714
     *    Kav Danismanlik Pazarlama ve Ticaret A.S.                                                      4,654               10,789
     *    Kerevitas Gida Sanayii ve Ticaret A.S.                                                         2,532               17,347
          Konya Cimento Sanayii A.S.                                                                     4,921              260,186
          Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.                                    146,305              464,534
     *    Kutahya Porselen Sanayii A.S.                                                                  2,617               66,668
          Mardin Cimento Sanayii ve Ticaret                                                            103,083              567,118
     *    Marshall Boya ve Vernik Sanayii A.S.                                                           6,470              132,486
     *    Medya Holdings A.S.                                                                           15,849               80,618
     *    Menderes Tekstil Sanayi ve Ticaret A.S.                                                      104,549               54,470
     *    Merko Gida Sanayi ve Ticaret A.S.                                                             10,580               10,389
          Migros Turk A.S.                                                                              81,518              790,331
     *    Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.                                13,329               22,421
     *    Mudurnu Tavukculuk A.S.                                                                        1,740                  577
          Multu Aku ve Malzemeleri Sanayi A.S.                                                          32,067               39,965
     *    Nergis Holding A.S.                                                                            1,784                4,866
     *    Net Holding A.S.                                                                              47,826               14,386
     *    Net Turizm Ticaret ve Sanayi A.S.                                                             33,828               27,618
          Nortel Networks Netas Telekomuenikasyon A.S.                                                   8,756              221,289
          Olmuksa International Paper Sabanci Ambalaj Sanayi ve Ticaret A.S.                            20,976               46,960
          Otobus Karoseri Sanayi A.S.                                                                   44,321              246,063
          Pinar Sut Mamulleri Sanayii A.S.                                                              35,215              101,287
     *    Raks Elektronik Sanayi ve Ticaret A.S.                                                         2,730                1,590
     *    Sanko Pazarlama Ithalat Ihracat A.S.                                                          48,903              148,916
          Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                                           54,998               85,851
     *    Sasa Dupont Sabanci Polyester Sanayi A.S.                                                    373,182              305,881
     *    Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.                                            6,570                6,230
     *    Tansas Perakende Magazacilik Ticaret A.S.                                                    464,813              774,072
     *    Tat Konserve Sanayii A.S.                                                                     63,787              104,893
     *    Tekstil Bankasi A.S.                                                                         141,031              230,579
          Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.                                         39,939               59,749
          Tofas Turk Otomobil Fabrikasi A.S.                                                           325,650              684,329
          Trakya Cam Sanayii A.S.                                                                      303,163            1,142,363
          Turk Demir Dokum Fabrikalari A.S.                                                             60,749              400,168
     *    Turk Dis Ticaret Bankasi A.S.                                                                612,806            2,780,743

          Turk Ekonomi Bankasi A.S.                                                                     32,820              488,286
          Turk Pirelli Kablo ve Sistemleri A.S.                                                         39,702               97,300
          Turk Sise ve Cam Fabrikalari A.S.                                                            393,110            1,290,326
          Ulker Gida Sanayi ve Ticaret A.S.                                                            258,103              896,858
          USAS Ucak Servisi A.S.                                                                        71,628              343,435
          Uzel Makina Sanayii A.S.                                                                     156,941              266,155
     *    Vakif Finansal Kiralama A.S.                                                                   5,450               19,390
     *    Vestel Elektronik Sanayi ve Ticaret A.S.                                                      94,186              339,471
          Yunsa Yunlu Sanayi ve Ticaret A.S.                                                            10,027               13,979
          Zorlu Enerji Elektrik Uretim A.S.                                                            100,448              402,981
                                                                                                                 ------------------
TOTAL -- TURKEY                                                                                                          33,512,988
                                                                                                                 ------------------
ISRAEL -- (5.0%)
COMMON STOCKS -- (5.0%)
     *    Afcon Industries                                                                                 159                2,316
          Albad Massuot Yitzhak, Ltd.                                                                   13,957              135,546
          Alony Hetz Properties & Investments, Ltd.                                                     82,840              244,612
     *    Alvarion, Ltd.                                                                               129,169            1,171,822
          American Israeli Paper Mills, Ltd.                                                             6,495              256,963
          Analyst I.M.S.                                                                                 9,114               98,853
     *    AudioCodes, Ltd.                                                                              95,696              989,528
          Azorim Investment Development & Construction Co., Ltd.                                        69,788              650,895
     *    Baran Group, Ltd.                                                                              9,500               85,278
     *    Beit Shemesh Engines Holdings (1997), Ltd.                                                     3,351                8,676
          Blue Square Chain Stores Properties & Investments, Ltd.                                       36,516              332,483
          Blue Square Israel, Ltd.                                                                      94,431            1,000,141
     *    C Mer Industries, Ltd.                                                                        10,065              110,261
     *    Cham Foods (Israel), Ltd.                                                                     14,289               13,061
          CLAL Industries, Ltd.                                                                         12,431               60,790
     *    Compugen, Ltd.                                                                                11,938               32,032
          Dan Vehicle & Transportation                                                                  27,630              122,395
          Danya Cebus, Ltd.                                                                             24,719              129,710
          Delek Automotive Systems, Ltd.                                                               210,993            1,428,971
          Delek Drilling LP, Ltd.                                                                    1,257,523              512,376
     *    Delta Galil Industries, Ltd.                                                                  31,940              207,658
          Direct Insurance - I.D.I. Insurance Co., Ltd.                                                 83,451              230,015
     *    Discount Mortgage Bank, Ltd.                                                                   1,320              152,427
          Elbit Medical Imaging, Ltd.                                                                   56,040              880,511
     *    Electra (Israel), Ltd.                                                                         7,329              539,580
     *    Electra Consumer Products                                                                     41,717              222,512
     *    Electronics Line, Ltd.                                                                         3,169                8,773
          Elron Electronic Industries, Ltd.                                                             64,789              702,147
     *    Feuchtwanger Investments 1984, Ltd.                                                            4,200                   11
     *    First International Bank of Israel, Ltd. Par Value $0.01                                     473,321              931,463
          FMS Enterprises Migun, Ltd.                                                                   18,846              886,187
          Formula Systems (1985), Ltd.                                                                  27,602              285,624
     *    Formula Vision Technologies, Ltd.                                                              1,604                  899
          Frutarom Industries (1995), Ltd.                                                             128,445              917,568
          Gachelet Investment Co., Ltd.                                                                 14,150              152,934
     *    Granite Hacarmel Investments, Ltd.                                                            19,200               21,420
     *    Hamlet (Israel-Canada), Ltd.                                                                  12,751               50,935
     *    Housing & Construction Holding Co., Ltd.                                                     664,947              507,797
          Industrial Building Corp., Ltd.                                                              481,161              657,946
     *    Israel Land Development Co., Ltd.                                                             48,540              147,731
          Israel Petrochemical Enterprises, Ltd.                                                        54,051              443,085
          Israel Salt Industries, Ltd.                                                                  38,139              203,510
          Ituran, Ltd.                                                                                  32,505              465,940
     *    J.O.E.L. Jerusalem Oil Exploration, Ltd.                                                       6,178               44,219
          Knafaim-Arkia Holdings, Ltd.                                                                  21,671              248,423
          Leader Holding & Investments, Ltd.                                                            32,148               55,281
     *    Lipman Electronic Engineering, Ltd.                                                           22,934              510,292
     *    Magal Security Systems, Ltd.                                                                  10,117               88,438
     *    Magic Software Enterprises, Ltd.                                                              35,590               58,232
     *    Matav-Cable Systems Media, Ltd.                                                               69,354              497,954
          Medtechnica, Ltd.                                                                             14,470               64,536
          Mehadrin, Ltd.                                                                                 3,887               71,115
     *    Metalink, Ltd.                                                                                32,556              133,484
     *    Middle East Tube Co., Ltd.                                                                    19,000               20,108
          Miloumor, Ltd.                                                                                12,658               40,562
          Mivtach Shamir Holdings, Ltd.                                                                 13,409              190,853
     *    Naphtha Israel Petroleum Corp.                                                               105,630               19,008
     *    Nice Systems, Ltd.                                                                            28,424            1,266,159
          Nisko Industries (1992), Ltd.                                                                  6,691               36,976
     *    OCIF Investments and Development, Ltd.                                                         2,267               38,795
     *    Orckit Communications, Ltd.                                                                   11,142              218,152

          Ormat Industries, Ltd.                                                                       238,897            1,705,140
          Packer Plada, Ltd.                                                                               844               35,299
          Property and Building Corp., Ltd.                                                              8,596              778,087
     *    RADVision, Ltd.                                                                               36,193              609,132
          Rapac Electronics, Ltd.                                                                        6,000               17,416
     *    Rapac Technologies (2000), Ltd.                                                                6,000               37,515
     *    Retalix, Ltd.                                                                                 39,675              977,442
     *    Scitex Corp., Ltd.                                                                            68,344              393,080
          Shrem Fudim Kelner & Co., Ltd.                                                                31,821               97,399
          Suny Electronic Inc., Ltd.                                                                    76,519              286,028
          Super-Sol, Ltd. Series B                                                                     409,493            1,010,353
          Tadiran Communications, Ltd.                                                                  28,622              845,911
     *    Team Computer & Systems, Ltd.                                                                  1,400               13,633
          Telsys, Ltd. Electronic Engineering                                                            5,300               24,243
     *    Tower Semiconductor, Ltd.                                                                     85,632              145,987
     *    Union Bank of Israel, Ltd.                                                                   114,974              479,579
     *    Urdan Industries, Ltd.                                                                        52,742               31,001
     *    Ytong Industries, Ltd.                                                                        52,500               35,525
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      27,128,739
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07                                   16,263               18,534
                                                                                                                 ------------------
TOTAL -- ISRAEL                                                                                                          27,147,273
                                                                                                                 ------------------
THAILAND -- (3.5%)
COMMON STOCKS -- (3.5%)
          A.J. Plast Public Co., Ltd. (Foreign)                                                        166,500               12,272
     *    Adkinson Securities Public Co., Ltd. (Foreign)                                               138,150               30,815
     *    Advance Agro Public Co., Ltd. (Foreign)                                                      809,000              457,018
          Aeon Thana Sinsap (Thailand) Public Co., Ltd. (Foreign)                                      142,500              111,854
          Amata Corp. Public Co., Ltd. (Foreign)                                                     2,040,400              687,636
          Asia Plus Securities Public Co., Ltd. (Foreign)                                            3,575,000              358,844
          Asian Property Development Public Co., Ltd. (Foreign)                                      3,828,800              278,492
          Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)                                  1,282,233              690,158
          Bangkok Expressway Public Co., Ltd. (Foreign)                                              1,170,400              624,289
          Bangkok Insurance Public Co., Ltd. (Foreign)                                                  65,180              407,721
     *    Bangkok Land Public Co., Ltd. (Foreign)                                                   12,166,170              165,185
     *    Bangkok Rubber Public Co., Ltd. (Foreign)                                                     14,600                  878
          Big C Supercenter Public Co., Ltd. (Foreign)                                                  87,000               64,335
          Bumrungrad Hospital Public Co., Ltd. (Foreign)                                             1,043,800              683,297
          Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)                                 5,498,000              474,552
          Capital Nomura Securities Public Co., Ltd. (Foreign)                                          46,000               47,957
     *    Central Paper Industry Public Co., Ltd. (Foreign)                                             19,800                1,008
          Central Pattana Public Co., Ltd. (Foreign)                                                 3,668,000            1,067,184
          Central Plaza Hotel Public Co., Ltd. (Foreign)                                                79,000               57,940
          Ch. Karnchang Public Co., Ltd. (Foreign)                                                   2,472,700              713,423
          Charoong Thai Wire & Cable Public Co., Ltd. (Foreign)                                        130,000               22,851
     *    Compass East Industry (Thailand) Public Co., Ltd. (Foreign)                                  122,000                5,413
          Dynasty Ceramic Public Co., Ltd. (Foreign)                                                   232,500               93,575
          Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)                1,081,200               96,468
          Erawan Group PCL                                                                             523,680               23,235
          Fancy Wood Industries Public Co., Ltd. (Foreign)                                             260,800               28,834
     *    GFPT Public Co., Ltd. (Foreign)                                                               71,400               24,236
          GMM Grammy Public Co., Ltd. (Foreign)                                                        765,100              217,037
     *    Golden Land Property Development Public Co., Ltd. (Foreign)                                  485,616               78,297
          Hana Microelectronics Public Co., Ltd. (Foreign)                                           1,851,409            1,090,780
          Hermraj Land & Development Public Co., Ltd. (Foreign)                                      6,804,400              130,330
          Home Product Center Public Co., Ltd. (Foreign)                                               417,900               80,551
          ICC International Public Co., Ltd. (Foreign)                                                 204,600              203,385
     *    International Broadcasting Corp. Public Co., Ltd. (Foreign)                                  975,170              608,816
     *    International Engineering Public Co., Ltd. (Foreign)                                          20,000                1,377
     *    ITV Public Co., Ltd. (Foreign)                                                             2,333,700              562,985
     *    Jasmine International Public Co., Ltd. (Foreign)                                           8,436,600               79,774
     *    K.R. Precision Public Co., Ltd. (Foreign)                                                    320,598               34,201
          Kang Yong Electric Public Co., Ltd. (Foreign)                                                  7,200                9,776
          KCE Electronics Public Co., Ltd. (Foreign)                                                   204,000               30,171
     *    Keppel Thai Properties Public Co., Ltd. (Foreign)                                              8,360                  486
          KGI Securities One Public Co., Ltd. (Foreign)                                              2,713,846              135,544
          Krungthai Card Public Co., Ltd. (Foreign)                                                    230,800              110,238
          Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                                            32,200               36,010
          Loxley Public Co., Ltd. (Foreign)                                                          2,256,520              105,591
          LPN Development Public Co., Ltd. (Foreign)                                                   415,250               32,620
          Major Cineplex Group Public Co., Ltd. (Foreign)                                            1,083,300              330,939

          MBK Development Public Co., Ltd. (Foreign)                                                   278,800              297,423
          Media of Medias Public Co., Ltd. (Foreign)                                                     9,100                1,041
          MFC Asset Management Public Co., Ltd. (Foreign)                                                5,000                2,728
     *    Millennium Steel Public Co., Ltd. (Foreign)                                                6,061,600              152,844
          MK Real Estate Development Public Co., Ltd. (Foreign)                                        472,260               25,419
          Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)                                     17,000              113,759
     *    Nakornthai Strip Mill Public Co., Ltd. (Foreign)                                          13,202,000              156,843
          Nation Multimedia Group Public Co., Ltd. (Foreign)                                           146,259               35,461
          National Finance and Securities Public Co., Ltd. (Foreign)                                 1,530,800              460,224
     *    Natural Park Public Co., Ltd. (Foreign)                                                   12,385,200              159,150
          Noble Development Public Co., Ltd. (Foreign)                                                 260,100               21,693
     *    Pacific Assets Public Co., Ltd. (Foreign)                                                    141,000               15,384
          Padaeng Industry Public Co., Ltd. (Foreign)                                                   73,800               31,134
          Patum Rice Mill & Granary Public Co., Ltd. (Foreign)                                           5,500                3,617
          Phatra Insurance Public Co., Ltd. (Foreign)                                                   10,000               31,277
     *    Picnic Gas & Engineering Public Co., Ltd. (Foreign)                                        1,043,600               13,157
     *    Prasit Patana Public Co., Ltd. (Foreign)                                                     118,800                1,080
          Quality Houses Public Co., Ltd. (Foreign)                                                  8,362,600              233,167
          Regional Container Lines Public Co., Ltd. (Foreign)                                          869,900              537,822
     *    Robinson Department Store Public Co., Ltd. (Foreign)                                          18,525                3,189
          Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)                                        350,000              132,380
          Saha-Union Public Co., Ltd. (Foreign)                                                        279,500              105,715
          Samart Corporation Public Co., Ltd. (Foreign)                                              1,146,900              191,868
          Sammakorn Public Co., Ltd. (Foreign)                                                          75,000                4,437
          Sansiri Public Co., Ltd. (Foreign)                                                           780,566               46,934
          Seamico Securities Public Co., Ltd. (Foreign)                                                978,022               96,273
          Serm Suk Public Co., Ltd. (Foreign)                                                           10,000                4,958
     *    Shinawatra Satellite Public Co., Ltd. (Foreign)                                            1,930,500              645,918
          Siam Food Products Public Co., Ltd. (Foreign)                                                  9,000               10,474
          Siam Industrial Credit Public Co., Ltd. (Foreign)                                            352,862               43,204
          Siam Makro Public Co., Ltd. (Foreign)                                                        486,600              790,452
          Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)                            1,616,500              435,038
          Sri Trang Agro Industry Public Co., Ltd. (Foreign)                                            79,198               19,202
          Srithai Superware Public Co., Ltd. (Foreign)                                                  16,400                3,340
     *    STP & I Public Co., Ltd. (Foreign)                                                           138,700                6,860
     *    Sun Tech Group Public Co., Ltd. (Foreign)                                                     27,200                1,847
          Supalai Public Co., Ltd. (Foreign)                                                           346,000               17,784
     *    SVI Public Co., Ltd. (Foreign)                                                               122,266               27,124
     *    Tanayong Public Co., Ltd. (Foreign)                                                          378,521                6,328
          Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                                        1,493,100              561,112
          Thai Reinsurance Public Co., Ltd. (Foreign)                                                  660,300               79,406
          Thai Rung Union Car Public Co., Ltd. (Foreign)                                               165,000               19,762
          Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)                                  119,800              400,834
          Thai Vegetable Oil Public Co., Ltd. (Foreign)                                                482,600              127,539
          Thai Wacoal Public Co., Ltd. (Foreign)                                                        78,000               62,408
     *    Thai-German Ceramic Industry Public Co., Ltd. (Foreign)                                      361,000               17,418
     *    Tipco Asphalt Public Co., Ltd. (Foreign)                                                     136,590               61,266
          TIPCO Foods (Thailand) Public Co., Ltd. (Foreign)                                            162,382               16,850
          TISCO Finance Public Co., Ltd. (Foreign)                                                     745,900              510,890
     *    TT&T Public Co., Ltd. (Foreign)                                                            6,559,000              445,271
     *    Tuntex (Thailand) Public Co., Ltd. (Foreign)                                                 126,728                5,899
          Tycoons Worldwide Group Public Co., Ltd. (Foreign)                                           804,700              145,351
          United Palm Oil Industry Public Co., Ltd. (Foreign)                                           21,000               16,293
          Vanachai Group Public Co., Ltd. (Foreign)                                                  2,482,066              287,654
          Vinythai Public Co., Ltd. (Foreign)                                                        1,830,834              417,259
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      19,170,138
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Asia Plus Securities Public Co., Ltd. (Foreign) Warrants 12/31/08                            893,750               46,372
     *    Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006                                        217,330                    0
     *    Sun Tech Group Public Co., Ltd. (Foreign) Rights                                              27,200                    0
     *    Supalai Public Co., Ltd. (Foreign) Warrants 2008                                             115,333                2,349
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                        48,721
                                                                                                                 ------------------
TOTAL -- THAILAND                                                                                                        19,218,859
                                                                                                                 ------------------
INDONESIA -- (3.2%)
COMMON STOCKS -- (3.2%)
     *    PT Artha Graya Investama Sentral Tbk                                                       4,773,000               40,440
          PT Asahimas Flat Glass Tbk                                                                 1,271,000              404,703
          PT Astra Agro Lestari Tbk                                                                  6,656,000            3,643,754
          PT Astra Graphia Tbk                                                                       4,549,000              124,402
          PT Bank Pan Indonesia Tbk                                                                 11,436,000              426,866
     *    PT Batu Buana Tbk                                                                             77,715                  603

          PT Berlian Laju Tanker Tbk                                                                15,650,200            1,479,110
          PT Bhakti Investama Tbk                                                                    9,031,500              166,494
          PT Branta Mulia Tbk                                                                           66,000                6,551
     *    PT Budi Acid Jaya Tbk                                                                      1,449,000               13,003
     *    PT Charoen Pokphand Indonesia Tbk                                                          3,406,500               98,481
     *    PT Ciputra Surya Tbk                                                                       1,524,000               56,101
          PT Citra Marga Nusaphala Persada Tbk                                                       6,649,500              495,534
          PT Clipan Finance Indonesia Tbk                                                            3,133,000               90,400
          PT Dankos Laboratories Tbk                                                                 6,022,800              700,394
     *    PT Davomas Adabi Tbk                                                                      20,960,000              166,670
     *    PT Dharmala Intiland Tbk                                                                     277,400                5,088
          PT Dynaplast Tbk                                                                           1,038,000              118,823
          PT Enseval Putera Megatrading Tbk                                                          6,380,000              368,551
     *    PT Eterindo Wahanatama Tbk                                                                   397,000                6,534
     *    PT Ever Shine Textile Tbk                                                                  4,029,640               39,191
     *    PT GT Petrochem Industries Tbk                                                             3,769,500              114,033
     *    PT Hero Supermarket Tbk                                                                       33,000               19,915
     *    PT Indal Aluminium Industry Tbk                                                               47,000                  803
     *    PT Indocement Tunggal Prakarsa Tbk                                                           936,500              299,828
          PT Indofood Sukses Makmur Tbk                                                              1,770,500              149,976
          PT Indorama Synthetics Tbk                                                                 2,211,000               97,001
          PT Jaya Real Property Tbk                                                                    393,500               73,465
          PT Kalbe Farma Tbk                                                                        27,324,600            2,420,499
     *    PT Karwell Indonesia Tbk                                                                     138,000                3,407
     *    PT Kawasan Industry Jababeka Tbk                                                          43,401,000              366,452
     *    PT Keramika Indonesia Assosiasi Tbk                                                          100,000                1,746
          PT Komatsu Indonesia Tbk                                                                     860,000              729,177
          PT Lautan Luas Tbk                                                                         1,887,500               89,073
     *    PT Lippo Bank Tbk Series A                                                                 3,418,000              541,455
          PT Lippo Karawaci Tbk                                                                        889,500              149,094
          PT Matahari Putra Prima Tbk                                                                3,217,500              327,010
          PT Mayorah Indah Tbk                                                                       2,473,500              145,573
          PT Metrodata Electronics Tbk                                                               3,981,000               27,623
     *    PT Modern Photo Tbk                                                                           40,000                2,035
     *    PT Mulia Industrindo Tbk                                                                     542,000                7,819
          PT Mustika Ratu Tbk                                                                          723,000               18,386
     *    PT Pakuwon Jati Tbk                                                                           63,000                2,734
     *    PT Panasia Indosyntec Tbk                                                                     79,000                3,270
          PT Panin Insurance Tbk                                                                     7,979,000              198,764
     *    PT Pioneerindo Gourmet International Tbk                                                      29,000                1,157
     *    PT Prasidha Aneka Niaga Tbk                                                                   84,000                  335
          PT Pudjiadi Prestige, Ltd. Tbk                                                                45,500                  828
          PT Ramayana Lestari Sentosa Tbk                                                              584,500               41,785
          PT Rig Tenders Indonesia Tbk                                                               1,780,000              169,566
     *    PT Selamat Semp Tbk                                                                        1,920,000               60,412
     *    PT Semen Cibinong Tbk                                                                        702,000               31,798
          PT Semen Gresik Tbk                                                                           38,000               67,743
     *    PT Sinar Mas Agro Resources & Technology Tbk                                                 438,960               42,754
          PT Summarecon Agung Tbk                                                                    6,332,000              466,489
     *    PT Sunson Textile Manufacturer Tbk                                                           343,000               11,572
     *    PT Suparma Tbk                                                                             2,400,000               48,997
     *    PT Surabaya Agung Industri Pulp & Paper Tbk                                                   64,500                2,574
     *    PT Surya Dumai Industri Tbk                                                                3,298,500              118,450
     *    PT Suryamas Dutamakmur Tbk                                                                   125,000                  499
          PT Tempo Scan Pacific Tbk                                                                    506,000              292,994
     *    PT Texmaco Jaya Tbk                                                                           93,000               27,367
          PT Timah Tbk                                                                               1,701,000              291,126
          PT Trias Sentosa Tbk                                                                       9,198,400              123,659
          PT Trimegah Sec Tbk                                                                        9,961,000              143,324
          PT Tunas Ridean Tbk                                                                        1,987,000              126,533
     *    PT Ultrajaya Milk Industry & Trading Co. Tbk                                                 390,000                9,517
          PT Unggul Indah Corp. Tbk                                                                     48,239               12,270
          PT United Tractors Tbk                                                                     3,474,260            1,244,717
     *    PT Wicaksana Overseas International Tbk                                                       28,560                  335
                                                                                                                 ------------------
TOTAL -- INDONESIA                                                                                                       17,577,632
                                                                                                                 ------------------
POLAND -- (2.4%)
COMMON STOCKS -- (2.4%)
     *    Amica Wronki SA                                                                               25,532              146,149
     *    Budimex SA                                                                                    39,076              400,088
     *    Cersanit SA                                                                                  222,170              854,108
     *    Computerland SA                                                                               19,360              494,819
          Debica SA                                                                                     24,894              487,209
     *    Echo Investment SA                                                                            23,155            1,032,526
          Fabryki Mebli Forte SA                                                                        45,975              174,834

     *    Farmacol SA                                                                                   59,730              693,091
     *    Getin Holdings SA                                                                            153,266              232,158
     *    Huta Ferrum SA                                                                                   309                  813
          Impexmetal SA                                                                                 28,519              549,183
     *    IVAX Corp.                                                                                    24,547              705,792
          Kroscienskie Huty Szkla Krosno SA                                                             20,000               45,717
          Lentex SA                                                                                     13,464               57,428
     *    LPP SA                                                                                         1,578              399,758
     *    MNI SA                                                                                        16,774               26,759
     *    Mostostal Export SA                                                                           42,087               18,102
     *    Mostostal Siedlce SA                                                                          36,912              572,371
     *    Mostostal Warszawa SA                                                                         18,600               43,024
     *    Mostostal Zabrze Holding SA                                                                   18,293                7,728
          Netia Holdings SA                                                                            117,106              192,788
     *    Ocean Company SA                                                                               8,530                  308
     *    Optimus SA                                                                                     7,500               15,060
          Orbis SA                                                                                      52,449              502,355
          Polska Grupa Farmaceutyczna SA                                                                35,389              573,615
     *    Polski Koncern Miesny Duda SA                                                                 64,546              179,548
          Prokom Software SA                                                                            32,433            1,231,534
     *    Prosper SA                                                                                    12,770               38,370
     *    Provimi-Rolimpex SA                                                                           32,100              124,836
          Przedsiebiorstwo Farmaceutyczne JELFA SA                                                      20,033              473,752
     *    Raciborska Fabryka Kotlow SA                                                                  51,203              285,550
     *    Softbank SA                                                                                   66,599              704,799
     *    Stalexport SA                                                                                203,776               99,484
     *    Ster-Projekt SA                                                                               95,242              222,542
     *    Vistula SA                                                                                     3,000               33,135
          Zaklad Przetworstwa Hutniczego Stalprodukt SA                                                  8,169              186,708
          Zaklady Metali Lekkich Kety SA                                                                24,047              915,568
          Zaklady Tluszcowe Kruszwica SA                                                                31,565              251,559
                                                                                                                 ------------------
TOTAL -- POLAND                                                                                                          12,973,168
                                                                                                                 ------------------
CHILE -- (2.0%)
COMMON STOCKS -- (2.0%)
          Banmedica SA                                                                                 394,000              316,420
          Cementos Bio-Bio SA                                                                          297,771              757,753
     *    Colbun SA                                                                                  5,904,653              834,136
          Consumidores de Gas de Santiago SA                                                            49,600              236,122
     *    Corpbanca SA                                                                             466,016,129            2,705,464
          Cristalerias de Chile SA                                                                     153,324            1,707,541
     *    Empresas Iansa SA                                                                          9,232,481              955,854
     *    Farmacias Ahumada SA                                                                         110,000              241,606
     *    Madeco Manufacturera de Cobre SA                                                          14,030,890            1,303,305
          Parque Arauco SA                                                                           1,173,440              772,075
          Soquimic Comercial SA                                                                        371,856               93,549
          Vina de Concha y Toro SA                                                                     802,767            1,090,551
          Vina San Pedro SA                                                                          3,890,000               41,930
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      11,056,306
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Vina San Pedro SA Rights 12/11/05                                                            117,720                    0
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                             0
                                                                                                                 ------------------
TOTAL -- CHILE                                                                                                            11,056,306
                                                                                                                 ------------------
PHILIPPINES -- (1.3%)
COMMON STOCKS -- (1.3%)
          Alaska Milk Corp.                                                                          1,404,000               90,223
          Bacnotan Consolidated Industries, Inc.                                                       122,234               21,380
     *    Belle Corp.                                                                               20,937,000              424,711
     *    C & P Homes, Inc.                                                                          6,477,000               32,212
     *    Digital Telecommunications (Philippines), Inc.                                            20,973,000              356,102
          EDSA Properties Holdings, Inc.                                                             1,759,970               22,321
     *    EEI Corp.                                                                                  1,108,000               14,505
     *    Fil-Estate Land, Inc.                                                                      3,170,700               25,711
     *    Filinvest Development Corp.                                                                4,664,500              105,673
     *    Filinvest Land, Inc.                                                                      25,798,050              665,727
          Ginebra San Miguel, Inc.                                                                   1,065,200              512,326
     *    Global Equities, Inc.                                                                        886,462                1,057
     *    House of Investments, Inc.                                                                   732,000               13,442
          International Container Terminal Services, Inc.                                            4,593,837              805,192

     *    Ionics, Inc.                                                                                 769,825               15,865
     *    iVantage Corp.                                                                               593,400                6,379
          Keppel Philippines Marine, Inc.                                                              610,000                7,957
     *    Lepanto Consolidated Mining Co. Series B                                                   2,310,000               11,078
     *    Mabuhay Holdings Corp.                                                                       516,000                  955
          Macroasia Corp.                                                                            2,237,500               68,172
     *    Manila Jockey Club, Inc.                                                                     130,622                6,893
     *    Megaworld Properties & Holdings, Inc.                                                     26,212,200              638,806
     *    Metro Pacific Corp.                                                                       45,763,860              295,000
     *    Philex Mining Corp. Series B                                                                 150,000                4,667
     *    Philippine Bank of Communications                                                             14,726               19,767
     *    Philippine National Bank                                                                     929,975              514,533
     *    Philippine National Construction Corp.                                                       173,000                9,769
          Philippine Savings Bank                                                                      317,212              202,626
     *    Prime Orion Philippines, Inc.                                                              2,920,000               10,717
          Republic Glass Holding Corp.                                                                 507,500               15,974
     *    RFM Corp.                                                                                  2,378,934               33,010
          Robinson's Land Corp. Series B                                                             3,402,000              378,696
          Security Bank Corp.                                                                          320,842              198,685
          SM Development Corp.                                                                       4,971,000              130,367
          Soriano (A.) Corp.                                                                         3,430,211              132,741
          Union Bank of the Philippines                                                                 47,500               26,388
     *    United Paragon Mining Corp.                                                                  322,500                1,667
     *    Universal Rightfield Property Holdings, Inc.                                               1,062,000                  551
          Universal Robina Corp.                                                                     3,158,100            1,023,508
     *    Victorias Milling Co., Inc.                                                                  139,680                2,250
     *    Vitarich Corp.                                                                               176,000                  978
                                                                                                                 ------------------
TOTAL -- PHILIPPINES                                                                                                      6,848,581
                                                                                                                 ------------------
HUNGARY -- (1.0%)
COMMON STOCKS -- (1.0%)
     *    Danubius Hotel & Spa RT                                                                       58,038            1,562,498
          Delmagyarorszagi Aramszolgaltato Demasz RT                                                    15,581            1,315,578
     *    Fotex RT                                                                                     749,391            1,151,292
     *    Globus Konzervipari RT                                                                       101,338              164,185
     *    Linamar Hungary Autoipari es G                                                                67,414              475,225
     *    North American Business Industries RT                                                         51,024               22,777
     *    Pannonplast RT                                                                                39,441              324,714
     *    RABA RT                                                                                      143,528              393,695
     *    Synergon Information Systems Ltd., Budapest                                                   30,190               70,571
          Zwack Unicum Liqueur Industry & Trading Co., Ltd.                                              1,100               57,658
                                                                                                                 ------------------
TOTAL -- HUNGARY                                                                                                          5,538,193
                                                                                                                 ------------------
ARGENTINA -- (0.4%)
COMMON STOCKS -- (0.4%)
     *    Alpargatas SA Industrial y Comercial                                                           1,007                1,680
          Banco Macro Bansud SA                                                                         89,000              146,433
     *    Banco Suquia SA                                                                               76,789               12,558
     *    Capex SA Series A                                                                             26,370               42,254
          Celulosa Argentina SA Series B                                                                 6,375                8,509
     *    Central Costanera SA Series B                                                                 50,000               62,277
     *    Central Puerto SA Series B                                                                    61,000               37,889
     *    Cresud SA Comercial Industrial Financiera y Agropecuaria                                     201,401              216,254
          DYCASA SA (Dragados y Construcciones Argentina) Series B                                      23,052               25,894
     *    Ferrum SA de Ceramica y Metalurgica Series B                                                  25,200               29,764
          Fiplasto SA Comercial y Industrial                                                            12,000                4,956
     *    Garovaglio y Zorraquin SA                                                                     14,160                2,058
          Importadora y Exportadora de la Patagonia Series B                                            11,500               67,060
          Introductora de Buenos Aires SA Series A                                                       9,832                5,327
     *    IRSA Inversiones y Representaciones SA                                                       379,635              470,345
     *    Juan Minetti SA                                                                              131,531              148,619
          Ledesma S.A.A.I.                                                                             387,128              230,222
     *    Metrogas SA Series B                                                                          90,000               40,439
     *    Polledo SA Industrial y Constructora y Financiera                                             88,891               18,208
     *    Quimica Estrella SA Series B                                                                  30,460                9,460
     *    Renault Argentina SA                                                                          37,450              202,918
     *    Sol Petroleo SA                                                                               50,662               26,279
          Solvay Indupa S.A.I.C.                                                                       440,500              579,226
                                                                                                                 ------------------
TOTAL -- ARGENTINA                                                                                                        2,388,629
                                                                                                                 ------------------

UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
     *    TTI Team Telecom International, Ltd. ADR                                                       2,940                9,467
                                                                                                                 ------------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                            ------------------
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
    ^  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
          (Collateralized by $2,534,000 FHLMC Notes 4.00%, 09/22/09, valued at
          $2,483,320) to be repurchased at $2,446,264                                       $            2,446            2,446,000
                                                                                                                 ------------------
TOTAL INVESTMENTS - (100.0%)
(Cost $431,461,063)                                                                                              $      546,384,856
                                                                                                                 ==================

                    See accompanying Notes to Financial Statements.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE+
                                                                                             -----------------   -----------------
COMMON STOCKS -- (93.8%)
Financials -- (30.3%)
           1st Source Corp.                                                                             18,100   $         457,387
           21st Century Insurance Group                                                                 81,200           1,388,520
           A.G. Edwards, Inc.                                                                           48,600           2,141,802
       *   ACE Cash Express, Inc.                                                                        4,600             109,618
           Advanta Corp. Class A                                                                        14,400             441,072
           Advanta Corp. Class B Non-Voting                                                             18,300             592,554
       *   Aether Holdings, Inc.                                                                         8,490              29,545
           Alfa Corp.                                                                                   31,257             544,810
       *   Allegheny Corp.                                                                               2,310             679,579
           Allmerica Financial Corp.                                                                    49,000           1,957,550
           Allstate Corp.                                                                              722,800          40,549,080
           AMBAC Financial Group, Inc.                                                                 114,600           8,788,674
       #   American Capital Strategies, Ltd.                                                            91,223           3,499,314
           American Financial Group, Inc.                                                               92,500           3,436,375
       *   American Independence Corp.                                                                     866               9,387
           American National Insurance Co.                                                              24,200           2,834,788
       *   American Physicians Capital, Inc.                                                             3,500             159,075
       *   AmeriCredit Corp.                                                                            73,000           1,810,400
       *   AmeriServe Financial, Inc.                                                                      800               3,840
           AmerUs Group Co.                                                                             48,800           2,866,024
       #   AmSouth Bancorporation                                                                        2,300              61,157
           AON Corp.                                                                                   274,500           9,994,545
       *   Argonaut Group, Inc.                                                                         13,650             434,070
           Associated Banc-Corp                                                                          1,004              32,911
       #   Assurant, Inc.                                                                              120,200           5,303,224
           Astoria Financial Corp.                                                                       6,500             183,820
           Baldwin & Lyons, Inc. Class B                                                                 5,100             127,857
       *   Bancinsurance Corp.                                                                           1,800               6,750
           Bank of America Corp.                                                                        28,000           1,284,920
           Bank of Hawaii Corp.                                                                         60,500           3,122,405
           BankUnited Financial Corp. Class A                                                           19,300             491,957
           Banner Corp.                                                                                 10,066             317,482
           Bay View Capital Corp.                                                                        3,090              51,819
       #   BB&T Corp.                                                                                      437              18,594
           Bear Stearns Companies, Inc.                                                                129,822          14,408,944
           Berkley (W.R.) Corp.                                                                         35,437           1,652,073
           Beverly Hills Bancorp, Inc.                                                                  13,500             131,895
       #   Brookline Bancorp, Inc.                                                                      56,325             791,929
           Capital One Financial Corp.                                                                     576              47,872
           Cash America International, Inc.                                                             26,400             597,960
           Center Bancorp, Inc.                                                                            600               6,528
       *   Ceres Group, Inc.                                                                             3,106              15,530
           CFS Bancorp, Inc.                                                                             3,123              43,503
           Chemical Financial Corp.                                                                     22,905             740,290

           Chubb Corp.                                                                                 224,000          21,692,160
           Cincinnati Financial Corp.                                                                  198,650           8,845,884
           CIT Group, Inc.                                                                             124,000           6,138,000
           Citigroup, Inc.                                                                              45,069           2,188,100
           Citizens South Banking Corp.                                                                  1,842              22,419
     * #   Citizens, Inc.                                                                                3,700              19,684
           City Holding Co.                                                                              6,500             237,120
           Clark, Inc.                                                                                   6,600              93,258
       *   CNA Financial Corp.                                                                         143,000           4,869,150
       *   CNA Surety Corp.                                                                             17,600             259,952
           Columbia Banking System, Inc.                                                                 6,623             191,074
           Comerica, Inc.                                                                               72,600           4,186,842
           Commerce Bancshares, Inc.                                                                     1,786              92,428
           Commerce Group, Inc.                                                                         31,500           1,828,890
           Commercial Capital Bancorp, Inc.                                                              6,669             111,239
           Commercial Federal Corp.                                                                     33,600           1,157,184
           Community Bank System, Inc.                                                                  25,300             605,429
           Community West Bancshares                                                                       400               5,656
           Compass Bancshares, Inc.                                                                      2,700             130,842
     * #   CompuCredit Corp.                                                                            36,500           1,426,055
           Corus Bankshares, Inc.                                                                       13,400             787,652
           Countrywide Financial Corp.                                                                 688,798          23,977,058
       *   Credit Acceptance Corp.                                                                      35,300             557,740
           Delphi Financial Group, Inc. Class A                                                         32,100           1,520,898
           Delta Financial Corp.                                                                           300               2,397
           Dime Community Bancshares                                                                    19,912             294,897
           Donegal Group, Inc. Class A                                                                  11,777             285,357
       #   Downey Financial Corp.                                                                       28,100           1,818,070
       *   E*TRADE Financial Corp.                                                                     165,300           3,226,656
           EMC Insurance Group, Inc.                                                                       400               7,824
       *   Epoch Holding Corp.                                                                             600               4,050
       #   F.N.B. Corp.                                                                                  5,700             104,481
           FBL Financial Group, Inc. Class A                                                            29,600             927,960
           Fidelity National Financial, Inc.                                                            90,335           3,416,470
           Fidelity National Title Group, Inc.                                                          15,808             360,422
           Financial Federal Corp.                                                                       1,900              76,798
       *   Financial Industries Corp.                                                                    2,444              19,430
           First American Corp.                                                                        109,200           5,137,860
       *   First Bank of Delaware                                                                          550               1,782
       *   First Cash Financial Services, Inc.                                                           2,700              78,300
           First Charter Corp.                                                                           7,900             197,816
           First Citizens BancShares, Inc.                                                               3,900             731,133
           First Commonwealth Financial Corp.                                                           23,600             318,364
           First Community Bancorp                                                                       4,200             217,392
           First Community Bancshares, Inc.                                                              3,000              92,640
           First Indiana Corp.                                                                           8,749             305,778
       *   First Mariner Bancorp, Inc.                                                                     300               5,316
           First Merchants Corp.                                                                        17,541             453,786
       #   First Niagara Financial Group, Inc.                                                         132,480           1,919,635
           First PacTrust Bancorp, Inc.                                                                    600              16,650
           First Place Financial Corp.                                                                  14,603             348,428
           First Republic Bank                                                                          10,200             395,454
           First State Bancorporation                                                                    4,000              98,960
     * #   FirstFed Financial Corp.                                                                      7,800             408,252
           Flagstar Bancorp, Inc.                                                                       45,200             681,164

       *   FPIC Insurance Group, Inc.                                                                    4,700             178,036
           Fremont General Corp.                                                                        79,400           1,858,754
           GB & T Bancshares, Inc.                                                                         500              11,255
           Gold Banc Corporation, Inc.                                                                   3,300              59,730
           Great American Financial Resources, Inc.                                                      2,600              52,338
           Hancock Holding Co.                                                                           1,600              61,568
           Harbor Florida Bancshares, Inc.                                                               4,100             154,406
           Harleysville Group, Inc.                                                                     29,300             800,183
           Hartford Financial Services Group, Inc.                                                     341,000          29,793,170
       #   HCC Insurance Holdings, Inc.                                                                 17,700             540,735
           Heritage Commerce Corp.                                                                         800              17,568
           HMN Financial, Inc.                                                                           3,596             106,402
           Horace Mann Educators Corp.                                                                  43,200             818,208
           Horizon Financial Corp.                                                                       1,900              43,035
           Hudson City Bancorp, Inc.                                                                    30,606             364,517
           Huntington Bancshares, Inc.                                                                   2,000              47,920
           Independence Community Bank Corp.                                                            80,687           3,198,433
           IndyMac Bancorp, Inc.                                                                        33,000           1,263,240
           Infinity Property & Casualty Corp.                                                           21,300             787,035
           Instinet Group, Inc.                                                                         46,400             235,248
           Integra Bank Corp.                                                                           16,500             353,925
           Irwin Financial Corp.                                                                        28,200             637,884
       *   ITLA Capital Corp.                                                                              700              36,715
           Janus Capital Group, Inc.                                                                   273,100           5,235,327
       #   Jefferies Group, Inc.                                                                        22,800           1,003,428
           Jefferson-Pilot Corp.                                                                       126,600           7,032,630
           Jones Lang LaSalle, Inc.                                                                        600              29,988
           JPMorgan Chase & Co.                                                                      1,938,648          74,153,286
     * #   Kennedy-Wilson, Inc.                                                                            900              13,027
           KeyCorp                                                                                     215,100           7,132,716
       *   Knight Capital Group, Inc.                                                                   71,800             726,616
     * #   LaBranche & Co., Inc.                                                                         2,500              26,700
       #   LandAmerica Financial Group, Inc.                                                            20,100           1,301,475
           Lehman Brothers Holdings, Inc.                                                               91,071          11,474,946
           Leucadia National Corp.                                                                     127,900           6,059,902
           Lincoln National Corp.                                                                      194,000          10,084,120
           Loews Corp.                                                                                 235,600          22,754,248
           MAF Bancorp, Inc.                                                                            31,300           1,332,441
           Manulife Financial Corp.                                                                    207,553          11,940,524
       *   Matrix Bancorp, Inc.                                                                            100               1,790
           MBIA, Inc.                                                                                  148,450           9,171,241
           MCG Capital Corp.                                                                            42,900             608,751
       *   Meadowbrook Insurance Group, Inc.                                                             8,700              56,550
           Medallion Financial Corp.                                                                    12,060             120,962
           Mercantile Bankshares Corp.                                                                   2,381             141,455
           Merrill Lynch & Co., Inc.                                                                   358,300          23,798,286
           MetLife, Inc.                                                                               920,300          47,340,232
       *   Metris Companies, Inc.                                                                       20,400             305,796
           MGIC Investment Corp.                                                                       113,300           7,375,830
           Midland Co.                                                                                   2,000              75,600
           National City Corp.                                                                           5,788             196,271
           National Western Life Insurance Co. Class A                                                     900             198,000
           Nationwide Financial Services, Inc.                                                          68,400           2,883,060
       *   Navigators Group, Inc.                                                                        3,300             133,353
           New York Community Bancorp, Inc.                                                            260,600           4,338,990

       *   Newtek Business Services, Inc.                                                                1,500               2,355
           North Fork Bancorporation, Inc.                                                             349,270           9,430,290
           Northwest Bancorp, Inc.                                                                       2,200              48,686
           OceanFirst Financial Corp.                                                                    2,300              55,430
       *   Ocwen Financial Corp.                                                                        39,300             331,692
       #   Odyssey Re Holdings Corp.                                                                    75,500           1,935,820
           Ohio Casualty Corp.                                                                          62,900           1,861,840
           Old Republic International Corp.                                                            203,750           5,419,750
           Omega Financial Corp.                                                                         1,400              41,062
       *   Pacific Mercantile Bancorp                                                                    1,000              17,090
           Partners Trust Financial Group, Inc.                                                         12,727             152,724
       *   Pelican Financial, Inc.                                                                         300               1,638
       *   Penn Treaty American Corp.                                                                    1,425              14,236
           Peoples Bancorp, Inc. OH                                                                      1,000              29,020
           PFF Bancorp, Inc.                                                                            31,500             962,325
       *   Piper Jaffray Companies, Inc.                                                                 3,100             123,194
       *   PMA Capital Corp. Class A                                                                    14,457             128,378
           PMI Group, Inc.                                                                             117,100           4,754,260
       *   Premier Financial Bancorp, Inc.                                                                 400               5,600
           Presidential Life Corp.                                                                      25,258             487,227
           Principal Financial Group, Inc.                                                             357,200          18,099,324
       *   ProAssurance Corp.                                                                           14,675             730,521
           Protective Life Corp.                                                                        81,200           3,587,416
           Provident Financial Holdings, Inc.                                                              675              18,556
           Provident Financial Services, Inc.                                                           74,428           1,338,960
           Prudential Financial, Inc.                                                                  627,100          48,537,540
           Radian Group, Inc.                                                                          123,704           6,996,698
           Regions Financial Corp.                                                                     119,637           4,030,571
           Reinsurance Group of America, Inc.                                                           78,700           3,720,936
       *   Republic First Bancorp, Inc.                                                                    616               7,484
       *   Rewards Network, Inc.                                                                           200               1,152
           RLI Corp.                                                                                    23,500           1,226,700
       *   RTW, Inc.                                                                                     2,300              23,437
           Safeco Corp.                                                                                135,800           7,638,750
           Sanders Morris Harris Group, Inc.                                                             1,100              18,777
       *   SCPIE Holdings, Inc.                                                                            700              14,420
       *   Seabright Insurance Holdings                                                                  1,300              17,472
           Selective Insurance Group, Inc.                                                              27,700           1,550,369
           Simmons First National Corp. Class A                                                         12,323             345,290
           Sound Federal Bancorp, Inc.                                                                   9,836             194,064
           South Financial Group, Inc.                                                                  81,453           2,416,711
           Sovereign Bancorp, Inc.                                                                     393,318           8,597,931
           StanCorp Financial Group, Inc.                                                               29,000           2,988,160
       *   Standard Management Corp.                                                                       100                 185
           State Auto Financial Corp.                                                                   33,000           1,136,190
           Sterling Financial Corp./Spokane                                                             19,188             500,807
           Stewart Information Services Corp.                                                           19,100             965,696
       *   Stifel Financial Corp.                                                                          400              14,976
       *   Stratus Properties, Inc.                                                                        500              10,021
       *   Sun Bancorp, Inc.                                                                             8,215             162,903
           SunTrust Banks, Inc.                                                                        165,000          12,002,100
           Susquehanna Bancshares, Inc.                                                                 13,802             338,425
       *   SVB Financial Group                                                                             880              42,319
           SWS Group, Inc.                                                                              10,800             222,696
           Synergy Financial Group, Inc.                                                                 1,000              12,240

           TD Banknorth, Inc.                                                                          131,970           3,916,870
       *   The Banc Corp.                                                                                4,000              47,280
       #   The Phoenix Companies, Inc.                                                                  88,600           1,204,960
           The St. Joe Corp.                                                                             1,600             106,240
           The St. Paul Travelers Companies, Inc.                                                      771,500          35,897,895
           TierOne Corp.                                                                                16,800             503,496
           Torchmark Corp.                                                                             127,700           6,911,124
       *   Trammell Crow Co.                                                                            27,700             716,322
           Transatlantic Holdings, Inc.                                                                 64,900           4,539,755
       *   Triad Guaranty, Inc.                                                                          5,600             242,816
           UICI                                                                                         45,600           1,624,272
           UMB Financial Corp.                                                                          20,370           1,352,161
           Umpqua Holdings Corp.                                                                        40,200           1,062,084
           UnionBanCal Corp.                                                                               500              34,600
       *   United America Indemnity, Ltd.                                                                3,722              70,532
           United Community Financial Corp.                                                             34,000             400,860
           Unitrin, Inc.                                                                                78,500           3,719,330
           Unity Bancorp, Inc.                                                                           1,620              22,486
       *   Universal American Financial Corp.                                                           46,291             683,255
           UnumProvident Corp.                                                                         367,600           8,087,200
       *   Vesta Insurance Group, Inc.                                                                  16,800              16,800
       #   Wachovia Corp.                                                                              149,432           7,979,669
           Washington Federal, Inc.                                                                     78,145           1,896,579
           Washington Mutual, Inc.                                                                     952,778          39,244,926
           Webster Financial Corp.                                                                      55,400           2,651,444
           Wesbanco, Inc.                                                                               18,359             587,488
           Wesco Financial Corp.                                                                         1,270             455,930
           Westcorp, Inc.                                                                               42,420           2,852,321
       *   WFS Financial, Inc.                                                                           9,100             706,342
           Whitney Holding Corp.                                                                         8,775             257,107
           Willow Grove Bancorp, Inc.                                                                    4,610              72,285
       *   Wilshire Enterprises, Inc.                                                                      600               4,644
           Wintrust Financial Corp.                                                                        500              28,090
       *   World Acceptance Corp.                                                                        1,130              31,120
           Yardville National Bancorp                                                                    2,800              97,748
                                                                                                                 -----------------
Total Financials                                                                                                       794,871,956
                                                                                                                 -----------------
Consumer Discretionary -- (14.4%)
       *   4Kids Entertainment, Inc.                                                                     4,300              70,305
       *   Acme Communications, Inc.                                                                     1,000               4,060
           Action Performance Companies, Inc.                                                           11,200             141,680
       *   Advanced Marketing Services, Inc.                                                             1,000               4,550
       *   Aftermarket Technology Corp.                                                                  7,800             159,900
       *   Alderwoods Group, Inc.                                                                        9,300             139,686
       *   All American Semiconductor, Inc.                                                                800               3,136
     * #   Alloy, Inc.                                                                                   8,300              50,879
           Ambassadors Group, Inc.                                                                       1,200              30,108
       #   American Axle & Manufacturing Holdings, Inc.                                                 49,900           1,060,874
       #   American Greetings Corp. Class A                                                             75,500           1,978,100
     * #   AnnTaylor Stores Corp.                                                                       39,375           1,194,244
       *   Applica, Inc.                                                                                 4,600               5,934
           ArvinMeritor, Inc.                                                                           63,200             840,560
       *   Ashworth, Inc.                                                                                3,300              28,083
       *   Audiovox Corp. Class A                                                                       23,900             331,015
       *   AutoNation, Inc.                                                                            321,100           6,653,192

     * #   Avatar Holdings, Inc.                                                                         1,700              96,577
       *   Aztar Corp.                                                                                  30,900             967,479
       *   Ballantyne of Omaha, Inc.                                                                       300               1,470
       *   Bally Total Fitness Holding Corp.                                                            10,000              70,100
           Bandag, Inc.                                                                                  4,500             192,825
           Bandag, Inc. Class A                                                                          2,600              95,680
           Barnes & Noble, Inc.                                                                         29,700           1,198,098
           Bassett Furniture Industries, Inc.                                                            7,479             134,846
       #   Beazer Homes USA, Inc.                                                                       36,603           2,561,112
           Belo Corp. Class A                                                                          106,600           2,323,880
     * #   Big Lots, Inc.                                                                               71,900             883,651
           Blair Corp.                                                                                   1,752              65,350
       #   Blockbuster, Inc. Class A                                                                    35,672             133,770
       *   Bluegreen Corp.                                                                              10,600             157,622
           Bob Evans Farms, Inc.                                                                        34,200             826,956
       *   Bombay Co., Inc.                                                                             11,800              46,728
           Bon-Ton Stores, Inc.                                                                         12,749             235,474
           Books-A-Million, Inc.                                                                        10,900             103,441
           Borders Group, Inc.                                                                          72,400           1,476,236
           BorgWarner, Inc.                                                                             46,200           2,772,000
           Boyd Gaming Corp.                                                                            42,300           2,046,474
       *   Boyds Collection, Ltd.                                                                        7,200                 630
     * #   Brillian Corp.                                                                                1,375               7,755
           Brown Shoe Company, Inc.                                                                     17,500             719,250
           Brunswick Corp.                                                                              51,400           2,019,506
       *   Buca, Inc.                                                                                      700               4,025
       #   Building Materials Holding Corp.                                                              8,900             732,737
           Burlington Coat Factory Warehouse Corp.                                                      51,900           2,057,316
       *   California Coastal Communities, Inc.                                                          1,200              47,136
           Callaway Golf Co.                                                                            57,200             837,980
       *   Capital Pacific Holdings, Inc.                                                                5,700              59,850
       *   CarMax, Inc.                                                                                  2,029              55,635
       *   Carriage Services, Inc.                                                                       4,700              24,393
       *   Casual Male Retail Group, Inc.                                                                6,369              39,360
           Cato Corp. Class A                                                                              600              12,960
       *   Cavalier Homes, Inc.                                                                          5,800              33,930
       *   Cavco Industries, Inc.                                                                        5,750             225,687
           CBRL Group, Inc.                                                                             60,100           2,223,099
       #   Centex Corp.                                                                                121,000           8,693,850
       *   Champion Enterprises, Inc.                                                                    3,800              54,986
       *   Champps Entertainment, Inc.                                                                   1,703              12,466
       *   Charlotte Russe Holding, Inc.                                                                 4,600              86,020
       *   Charming Shoppes, Inc.                                                                       46,900             551,075
       *   Checkers Drive-In Restaurants, Inc.                                                           3,100              46,810
       *   Chromcraft Revington, Inc.                                                                      700               9,450
           Circuit City Stores, Inc.                                                                   169,700           3,551,821
           Clear Channel Communications, Inc.                                                          251,700           8,195,352
           Coachmen Industries, Inc.                                                                     9,500             115,235
       *   Cobra Electronics Corp.                                                                       1,200              13,020
     * #   Comcast Corp. Class A                                                                       653,350          17,248,440
       *   Comcast Corp. Special Class A Non-Voting                                                    206,543           5,378,380
       *   Concord Camera Corp.                                                                          7,081               8,993
       #   Cooper Tire & Rubber Co.                                                                     52,900             778,159
       *   Cox Radio, Inc.                                                                              18,100             268,061
       *   Crown Media Holdings, Inc.                                                                    4,277              44,481

           CSS Industries, Inc.                                                                          4,150             138,444
       *   Culp, Inc.                                                                                      980               4,910
       *   Cumulus Media, Inc. Class A                                                                  20,600             254,410
           Cutter & Buck, Inc.                                                                           4,624              55,950
           Dana Corp.                                                                                   85,500             595,935
       *   Dave & Busters, Inc.                                                                          3,400              51,374
     * #   Deckers Outdoor Corp.                                                                         1,900              43,757
           Delta Apparel, Inc.                                                                           1,100              16,775
       *   Diedrich Coffee, Inc.                                                                           400               2,048
           Dillards, Inc. Class A                                                                       80,300           1,683,891
       *   Discovery Holding Co. Class A                                                               112,660           1,758,623
           Disney (Walt) Co.                                                                           569,300          14,192,649
       *   Dixie Group, Inc.                                                                            11,100             155,400
     * #   Dominion Homes, Inc.                                                                          3,000              29,850
       #   Dover Motorsports, Inc.                                                                      14,100              90,663
       *   Drew Industries, Inc.                                                                         1,200              36,144
       *   drugstore.com, Inc.                                                                          22,804              70,008
       *   Duckwall-ALCO Stores, Inc.                                                                      700              15,400
       *   Dura Automotive Systems, Inc.                                                                 3,100               7,967
           Eastman Kodak Co.                                                                           221,900           5,318,943
     * #   eCost.com, Inc.                                                                               2,776               3,692
       *   Emerson Radio Corp.                                                                             200                 612
       *   Emmis Communications Corp. Class A                                                           15,600             325,104
       *   Enesco Group, Inc.                                                                            3,500               7,630
       *   Entercom Communications Corp.                                                                18,700             595,595
       *   Entravision Communications Corp.                                                             27,500             205,975
       *   Expedia, Inc.                                                                               118,511           2,937,888
       *   Fairchild Corp. Class A                                                                       5,600              12,880
       *   Famous Dave's of America, Inc.                                                                1,900              20,349
           Federated Department Stores, Inc.                                                           244,902          15,779,036
           Finish Line, Inc. Class A                                                                    22,700             391,802
       *   Finlay Enterprises, Inc.                                                                      4,300              49,235
     * #   Fleetwood Enterprises, Inc.                                                                  38,700             441,567
           Foot Locker, Inc.                                                                            32,000             698,240
           Ford Motor Co.                                                                            1,576,540          12,817,270
           Fortune Brands, Inc.                                                                          2,000             155,920
       *   Franklin Covey Co.                                                                              600               4,068
       #   Furniture Brands International, Inc.                                                         48,700             971,565
       *   GameStop Corp. Class B                                                                        6,593             207,020
           GameTech International, Inc.                                                                  2,200               8,580
       *   Gaylord Entertainment Co.                                                                    27,982           1,210,501
       #   General Motors Corp.                                                                        583,900          12,787,410
           Gentek, Inc.                                                                                    500               8,120
           Genuine Parts Co.                                                                             3,800             168,378
       *   G-III Apparel Group, Ltd.                                                                       500               5,035
     * #   Goodyear Tire & Rubber Co.                                                                    6,400             109,632
           Goody's Family Clothing, Inc.                                                                33,300             311,355
       *   Gottschalks, Inc.                                                                             2,400              19,560
           Gray Television, Inc.                                                                        39,740             354,481
       *   Group 1 Automotive, Inc.                                                                     18,700             577,269
     * #   GSI Commerce, Inc.                                                                            2,500              41,600
       *   Guess, Inc.                                                                                   8,700             294,756
       *   Gymboree Corp.                                                                                9,000             203,040
       *   Ha-Lo Industries, Inc.                                                                       19,500                  14
       #   Hancock Fabrics, Inc.                                                                        11,900              53,550

           Handleman Co.                                                                                25,000             343,250
           Harrahs Entertainment, Inc.                                                                  57,173           3,892,910
       *   Harris Interactive, Inc.                                                                     16,200              64,476
       *   Hartmarx Corp.                                                                               12,900              94,686
           Hasbro, Inc.                                                                                226,200           4,619,004
       *   Hastings Entertainment, Inc.                                                                  3,406              16,758
           Haverty Furniture Co., Inc.                                                                   9,700             124,742
       *   Hayes Lemmerz International, Inc.                                                             4,800              14,592
           Hearst-Argyle Television, Inc.                                                               64,500           1,550,580
           Hilton Hotels Corp.                                                                          42,400             929,408
           Horton (D.R.), Inc.                                                                         110,340           3,910,450
     * #   IAC/InterActiveCorp                                                                         136,711           3,774,591
           IHOP Corp.                                                                                    8,900             425,420
           ILX Resorts, Inc.                                                                             1,300              11,765
       *   Image Entertainment, Inc.                                                                     4,800              18,432
       *   IMPCO Technologies, Inc.                                                                      7,244              37,669
     * #   Infosonics Corp.                                                                                300               3,462
       *   Insight Communications Co., Inc.                                                             15,650             182,166
       *   Insight Enterprises, Inc.                                                                    18,100             377,023
       *   Interface, Inc. Class A                                                                      19,800             164,934
           International Speedway Corp. Class A                                                            800              43,656
       *   Interstate Hotels & Resorts, Inc.                                                             6,600              29,898
       *   J. Jill Group, Inc.                                                                           6,900             126,339
       *   Jack in the Box, Inc.                                                                         1,300              43,680
       *   Jakks Pacific, Inc.                                                                           4,800              97,824
     * #   Jarden Corp.                                                                                  1,050              34,282
       *   Jo-Ann Stores, Inc.                                                                           4,100              52,152
       *   Johnson Outdoors, Inc.                                                                          500               8,100
           Jones Apparel Group, Inc.                                                                   113,700           3,270,012
       *   Jos. A. Bank Clothiers, Inc.                                                                    962              48,110
       *   K2, Inc.                                                                                     18,324             186,172
       #   KB Home                                                                                       2,000             139,540
           Kellwood Co.                                                                                 94,100           2,175,592
       *   Keystone Automotive Industries, Inc.                                                          4,700             131,600
           Kimball International, Inc. Class B                                                          22,182             236,238
           Knight-Ridder, Inc.                                                                             500              30,200
       *   La Quinta Corp.                                                                             103,000           1,128,880
       *   LaCrosse Footwear, Inc.                                                                         400               4,384
       *   Lakes Entertainment, Inc.                                                                     1,600              11,840
       *   Lamar Advertising Co.                                                                            66               3,059
           Landry's Restaurants, Inc.                                                                   25,100             678,955
       *   Laureate Education, Inc.                                                                     10,168             514,196
       *   Lazare Kaplan International, Inc.                                                               900               7,398
       #   La-Z-Boy, Inc.                                                                               47,600             636,412
           Lear Corp.                                                                                   60,400           1,681,536
           Leggett & Platt, Inc.                                                                         1,500              35,220
           Lennar Corp. Class A                                                                         34,400           1,984,192
           Lennar Corp. Class B                                                                          2,140             114,683
       *   Lenox Group, Inc.                                                                             3,800              46,968
           Levitt Corp. Class A                                                                            100               2,163
           Libbey, Inc.                                                                                  2,400              28,488
           Liberty Corp.                                                                                13,600             634,032
       *   Liberty Global, Inc. Class A                                                                 58,641           1,308,281
       *   Liberty Global, Inc. Series C                                                                 1,916              39,795
       *   Liberty Media Corp. Class A                                                               1,337,076          10,268,744

           Limited Brands, Inc.                                                                         41,100             914,475
       *   Lin TV Corp.                                                                                  9,300             121,644
     * #   Linens 'n Things, Inc.                                                                       19,900             509,639
           Lithia Motors, Inc. Class A                                                                  14,900             425,395
       *   Lodgian, Inc.                                                                                 6,600              67,914
           Lone Star Steakhouse & Saloon, Inc.                                                          41,400             959,238
       *   Luby's, Inc.                                                                                  3,300              42,174
           M/I Homes, Inc.                                                                              13,500             590,625
       *   Main Street Restaurant Group, Inc.                                                            1,300               6,396
       *   MarineMax, Inc.                                                                               7,200             189,072
           McRae Industries, Inc. Class A                                                                1,661              21,178
       #   MDC Holdings, Inc.                                                                           20,364           1,387,399
       *   Meade Instruments Corp.                                                                      10,614              28,870
           Media General, Inc. Class A                                                                  21,800           1,105,260
       *   MGM Mirage                                                                                  106,700           4,066,337
           Michaels Stores, Inc.                                                                        61,600           2,303,840
           Modine Manufacturing Co.                                                                     32,600           1,085,254
           Monaco Coach Corp.                                                                           27,800             412,274
           Monro Muffler Brake, Inc.                                                                       900              27,774
       *   Mothers Work, Inc.                                                                              300               3,120
           Movado Group, Inc.                                                                           17,600             324,720
           Movie Gallery, Inc.                                                                          18,200              89,726
     * #   Multimedia Games, Inc.                                                                        4,500              45,810
       *   National RV Holdings, Inc.                                                                    2,500              14,975
       *   Navigant International, Inc.                                                                  5,200              56,810
           News Corp. Class A                                                                          200,424           2,968,279
           Nobel Learning Communities, Inc.                                                                400               3,800
           Nordstrom, Inc.                                                                               3,800             140,144
       *   O'Charleys, Inc.                                                                              6,808              98,784
       *   Office Depot, Inc.                                                                          166,000           4,926,880
           OfficeMax, Inc.                                                                              60,900           1,777,062
     * #   Oneida, Ltd.                                                                                  2,600               2,548
       *   Opinion Research Corp.                                                                        5,200              32,708
           Orleans Homebuilders, Inc.                                                                    2,100              40,866
           Oxford Industries, Inc.                                                                      14,500             818,090
     * #   Palm Harbor Homes, Inc.                                                                       8,800             165,704
       *   Payless ShoeSource, Inc.                                                                     25,000             571,250
       *   PC Mall, Inc.                                                                                 2,900              14,297
     * #   Pegasus Communications Corp.                                                                  2,500               8,875
           Penney (J.C.) Co., Inc.                                                                     235,200          12,340,944
       *   Perry Ellis International, Inc.                                                               2,400              48,312
           PETsMART, Inc.                                                                               77,300           1,841,286
       #   Phillips-Van Heusen Corp.                                                                    24,500             830,305
       *   Phoenix Footwear Group, Inc.                                                                  2,800              16,660
       #   Pier 1 Imports, Inc.                                                                         18,600             236,220
     * #   Pinnacle Entertainment, Inc.                                                                 12,100             289,069
       *   Pomeroy IT Solutions, Inc.                                                                   10,400              83,720
       *   Proliance International, Inc.                                                                14,651              79,994
           Pulte Homes, Inc.                                                                           282,044          11,741,492
     * #   Quaker Fabric Corp.                                                                           8,100              21,708
       *   Radio One, Inc. Class A                                                                       8,900              99,146
       *   Radio One, Inc. Class D                                                                         600               6,636
       *   RC2 Corp.                                                                                     3,900             137,826
       *   RCN Corp.                                                                                     4,200              91,602
       *   Red Lion Hotels Corp.                                                                           300               2,655

       #   Reebok International, Ltd.                                                                   27,200           1,566,176
       *   Regent Communications, Inc.                                                                  32,400             161,676
       *   Rent-Way, Inc.                                                                                9,500              62,225
       *   Restoration Hardware, Inc.                                                                    4,500              26,325
     * #   Retail Ventures, Inc.                                                                         9,200             117,484
       *   Rex Stores Corp.                                                                              4,150              61,793
       *   Riviera Holdings Corp.                                                                          900              12,582
       *   Rockford Corp.                                                                                3,600              11,232
       *   Rocky Shoes & Boots, Inc.                                                                       300               7,179
       *   Rubio's Restaurants, Inc.                                                                     3,300              28,215
           Russ Berrie & Co., Inc.                                                                      16,400             191,224
           Russell Corp.                                                                                28,900             457,487
       *   Ryan's Restaurant Group, Inc.                                                                41,450             492,840
           Ryland Group, Inc.                                                                           22,000           1,573,880
           Saks, Inc.                                                                                  121,850           2,014,180
     * #   Salton, Inc.                                                                                  1,500               3,570
           Sauer-Danfoss, Inc.                                                                           6,000             107,400
       *   Scholastic Corp.                                                                             13,087             435,404
       *   Sears Holdings Corp.                                                                          4,379             503,673
           Service Corp. International                                                                 327,300           2,687,133
     * #   Sharper Image Corp.                                                                           2,600              26,390
           Sherwin-Williams Co.                                                                          3,500             153,440
       *   Shiloh Industries, Inc.                                                                       4,400              58,168
       *   Shoe Carnival, Inc.                                                                           6,700             137,417
       *   ShopKo Stores, Inc.                                                                          16,100             461,748
           Sinclair Broadcast Group, Inc. Class A                                                       10,200              98,124
     * #   Six Flags, Inc.                                                                              35,000             261,100
       *   Skechers U.S.A., Inc. Class A                                                                 4,800              71,808
           Skyline Corp.                                                                                 1,000              38,250
       *   Smith & Wollensky Restaurant Group, Inc.                                                      3,700              21,053
       #   Snap-On, Inc.                                                                                41,800           1,562,066
           Sonic Automotive, Inc.                                                                       27,600             574,080
       *   Source Interlink Companies, Inc.                                                             11,700             128,466
       *   Southern Energy Homes, Inc.                                                                   3,200              19,120
       *   Spanish Broadcasting System, Inc.                                                             9,600              46,272
       *   Sport Chalet, Inc. Class A                                                                      875               7,394
       *   Sport Chalet, Inc. Series B                                                                     125               1,184
           Stage Stores, Inc.                                                                            8,600             257,226
       *   Stamps.com, Inc.                                                                              1,853              43,453
           Standard Motor Products, Inc.                                                                12,600             112,014
           Standard Pacific Corp.                                                                       43,400           1,635,746
           Starwood Hotels & Resorts Worldwide, Inc.                                                   105,800           6,400,900
       *   Steinway Musical Instruments, Inc.                                                            1,600              40,000
           Steven Madden, Ltd.                                                                             734              19,987
           Stewart Enterprises, Inc.                                                                    36,502             186,160
       *   Stoneridge, Inc.                                                                             16,200              98,010
           Stride Rite Corp.                                                                            31,089             427,163
           Sturm Ruger & Co., Inc.                                                                       5,900              41,595
       #   Superior Industries International, Inc.                                                      14,500             330,745
           Syms Corp.                                                                                    4,200              59,346
       *   Systemax, Inc.                                                                                3,300              19,536
       *   Tag-It Pacific, Inc.                                                                            200                 124
     * #   The Children's Place Retail Stores, Inc.                                                        700              34,720
     * #   The Dress Barn, Inc.                                                                         12,200             407,236
           The Marcus Corp.                                                                             19,400             470,644

     * #   The Men's Wearhouse, Inc.                                                                     6,600             193,380
           The Pep Boys - Manny, Moe & Jack                                                             62,500             896,875
     * #   The Sports Authority, Inc.                                                                   11,803             371,440
           Time Warner, Inc.                                                                         2,261,700          40,665,366
       *   Toll Brothers, Inc.                                                                           1,300              44,720
           Traffix, Inc.                                                                                18,100              98,826
       *   Trans World Entertainment Corp.                                                              40,000             261,200
       #   Triarc Companies, Inc. Class A                                                                5,700              93,195
           Tribune Co.                                                                                 227,412           7,270,362
       *   Tweeter Home Entertainment Group, Inc.                                                        2,200              12,364
       *   Unifi, Inc.                                                                                   6,000              17,220
           Unifirst Corp.                                                                                7,700             237,930
           United Auto Group, Inc.                                                                      51,000           1,816,620
       *   United Retail Group, Inc.                                                                     1,300              13,403
       *   Univision Communications, Inc. Class A                                                       93,630           2,830,435
     * #   Vail Resorts, Inc.                                                                           10,900             406,134
       *   ValueVision Media, Inc. Class A                                                               6,700              74,370
           Viacom, Inc. Class A                                                                          2,700              90,396
           Viacom, Inc. Class B                                                                      1,100,846          36,768,256
           Visteon Corp.                                                                                28,800             194,688
       *   Warnaco Group, Inc.                                                                          16,200             398,034
     * #   WCI Communities, Inc.                                                                        15,700             403,176
       *   West Marine, Inc.                                                                             8,000             106,240
     * #   Whitehall Jewelers, Inc.                                                                      2,327               2,502
       *   Wickes, Inc.                                                                                    400                   1
     * #   William Lyon Homes, Inc.                                                                      4,700             521,700
       *   WMS Industries, Inc.                                                                          4,400             109,252
     * #   XM Satellite Radio Holdings, Inc.                                                             8,400             245,784
       *   Zapata Corp.                                                                                  1,600               9,760
                                                                                                                 -----------------
Total Consumer Discretionary                                                                                           379,047,505
                                                                                                                 -----------------
Energy -- (11.8%)
           Amerada Hess Corp.                                                                           91,500          11,210,580
           Anadarko Petroleum Corp.                                                                    298,334          27,032,044
           Apache Corp.                                                                                247,246          16,140,219
       #   Arch Coal, Inc.                                                                              18,995           1,463,375
       *   Atlas America, Inc.                                                                           1,199              67,791
     * #   ATP Oil & Gas Corp.                                                                           1,400              50,554
       *   Brigham Exploration Co.                                                                       1,100              13,464
           Burlington Resources, Inc.                                                                  321,400          23,221,150
           Cabot Oil & Gas Corp.                                                                        25,650           1,082,686
       *   Callon Petroleum Co.                                                                         10,900             192,930
       *   Carrizo Oil & Gas, Inc.                                                                         100               2,533
           Castle Energy Corp.                                                                           4,900              90,797
       #   Chesapeake Energy Corp.                                                                     216,700           6,273,465
       *   Cimarex Energy Co.                                                                           46,400           1,805,424
       *   Clayton Williams Energy, Inc.                                                                 5,600             213,192
       *   Comstock Resources, Inc.                                                                     13,300             407,911
           ConocoPhillips                                                                            1,407,288          85,154,997
       *   Dawson Geophysical Co.                                                                          400              12,304
       #   Devon Energy Corp.                                                                          163,800           9,860,760
       #   Diamond Offshore Drilling, Inc.                                                              77,900           4,872,645
       *   Dril-Quip, Inc.                                                                                 900              45,900
       *   Edge Petroleum Corp.                                                                          4,300             105,178
       *   Energy Partners, Ltd.                                                                         9,800             226,772

           ENSCO International, Inc.                                                                    85,046           4,027,779
           EOG Resources, Inc.                                                                         107,900           7,741,825
     * #   Forest Oil Corp.                                                                             46,950           2,103,829
       *   Giant Industries, Inc.                                                                        3,400             182,410
       *   Grey Wolf, Inc.                                                                               5,400              40,554
           Gulf Island Fabrication, Inc.                                                                 2,900              72,065
       *   Gulfmark Offshore, Inc.                                                                       7,500             250,350
       *   Hanover Compressor Co.                                                                       19,500             263,640
       *   Harvest Natural Resources, Inc.                                                               8,700              79,866
           Helmerich & Payne, Inc.                                                                      40,300           2,338,206
       *   Houston Exploration Co.                                                                      14,200             776,172
     * #   Input/Output, Inc.                                                                           25,800             191,952
           Kerr-McGee Corp.                                                                            135,989          11,756,249
       *   Key Energy Group, Inc.                                                                       50,600             713,080
       *   Lone Star Technologies, Inc.                                                                  5,900             289,100
           Marathon Oil Corp.                                                                          306,495          18,172,089
           MarkWest Hydrocarbon, Inc.                                                                      726              15,899
           Massey Energy Co.                                                                            34,600           1,313,070
     * #   Matrix Service Co.                                                                            4,000              37,240
     * #   Maverick Tube Corp.                                                                          13,900             528,895
       *   Meridian Resource Corp.                                                                      20,900              86,108
       *   NATCO Group, Inc. Class A                                                                     2,600              60,320
       *   National-Oilwell, Inc.                                                                        3,579             216,959
     * #   Newfield Exploration Co.                                                                     50,780           2,349,083
       *   Newpark Resources, Inc.                                                                      23,000             168,590
           Noble Energy, Inc.                                                                           72,200           2,698,114
           Occidental Petroleum Corp.                                                                   14,400           1,141,920
       *   Offshore Logistics, Inc.                                                                     15,100             462,815
       *   Oil States International, Inc.                                                               17,600             599,456
           Overseas Shipholding Group, Inc.                                                             41,500           2,114,840
       *   Parallel Petroleum Corp.                                                                      3,900              63,999
       *   Parker Drilling Co.                                                                           5,700              54,321
           Peabody Energy Corp.                                                                         69,800           5,504,428
           Penn Virginia Corp.                                                                           2,400             143,184
       *   Petrocorp, Inc. Escrow Shares                                                                   900                  54
       *   Petrohawk Energy Corp.                                                                        3,362              44,748
       *   Petroleum Development Corp.                                                                   1,600              54,000
           Pioneer Natural Resources Co.                                                                98,600           5,021,698
       *   Plains Exploration & Production Co.                                                          20,710             878,104
           Pogo Producing Co.                                                                           74,900           3,670,100
     * #   Pride International, Inc.                                                                    60,000           1,787,400
           Range Resources Corp.                                                                        19,100             711,284
           Resource America, Inc.                                                                       19,100             319,734
           Rowan Companies, Inc.                                                                        66,200           2,375,256
     * #   SEACOR Holdings, Inc.                                                                        14,608             983,849
       *   Southwestern Energy Co.                                                                       1,400              47,698
       *   Spinnaker Exploration Co.                                                                    12,200             796,294
     * #   Stone Energy Corp.                                                                           12,800             568,320
           Sunoco, Inc.                                                                                 57,800           4,462,160
       *   Swift Energy Corp.                                                                           25,900           1,196,321
           Tesoro Petroleum Corp.                                                                       30,900           1,701,663
       *   TETRA Technologies, Inc.                                                                      2,806              82,216
           Tidewater, Inc.                                                                              60,900           2,752,680
       *   TransMontaigne, Inc.                                                                         16,600             103,584
       *   Unit Corp.                                                                                   15,100             817,816

       *   Universal Compression Holdings, Inc.                                                         15,100             609,738
           USEC, Inc.                                                                                   69,900             768,900
           Valero Energy Corp.                                                                         216,400          20,817,680
       *   Veritas DGC, Inc.                                                                             3,600             117,720
           Vintage Petroleum, Inc.                                                                      62,800           3,289,464
       *   Whiting Petroleum Corp.                                                                       4,666             193,406
                                                                                                                 -----------------
Total Energy                                                                                                           310,276,965
                                                                                                                 -----------------
Industrials -- (10.1%)
       *   AAR Corp.                                                                                    12,500             261,750
           Abrams Industries, Inc.                                                                         600               2,676
       *   ABX Air, Inc.                                                                                 4,981              37,357
           Aceto Corp.                                                                                   2,900              17,400
       *   Active Power, Inc.                                                                           10,200              35,598
           Administaff, Inc.                                                                             1,200              54,060
     * #   AGCO Corp.                                                                                   47,700             807,561
       *   AirNet Systems, Inc.                                                                          1,000               4,080
           Alamo Group, Inc.                                                                             3,000              63,300
       *   Alaska Air Group, Inc.                                                                       15,600             548,496
           Albany International Corp. Class A                                                           17,000             648,210
           Alexander & Baldwin, Inc.                                                                    51,800           2,591,036
       *   Allied Holdings, Inc.                                                                         1,000                 250
       *   Allied Waste Industries, Inc.                                                               151,100           1,270,751
           Ambassadors International, Inc.                                                               3,900              57,796
           American Power Conversion Corp.                                                               1,300              29,133
     * #   American Superconductor Corp.                                                                 3,800              30,970
           Ameron International Corp.                                                                    7,300             328,135
     * #   AMR Corp.                                                                                     3,600              60,804
           Amrep Corp.                                                                                     500              13,205
           Apogee Enterprises, Inc.                                                                      8,500             131,495
           Applied Industrial Technologies, Inc.                                                        31,550           1,008,022
           Applied Signal Technologies, Inc.                                                             2,300              41,331
           Arkansas Best Corp.                                                                          22,000             907,280
       *   Armor Holdings, Inc.                                                                          8,200             359,898
       *   Artesyn Technologies, Inc.                                                                   30,400             303,392
       *   Astec Industries, Inc.                                                                        3,511              98,413
     * #   AstroPower, Inc.                                                                              2,200                   2
       *   Aviall, Inc.                                                                                  5,100             156,570
       *   AZZ, Inc.                                                                                     3,500              67,760
           Banta Corp.                                                                                  12,600             636,300
           Barnes Group, Inc.                                                                            7,500             258,525
           Bowne & Co., Inc.                                                                            32,500             480,675
           Burlington Northern Santa Fe Corp.                                                          311,900          20,641,542
           C&D Technologies, Inc.                                                                       23,100             170,940
           Cascade Corp.                                                                                 3,500             179,060
       *   Casella Waste Systems, Inc. Class A                                                           6,400              78,336
       *   Catalytica Energy Systems, Inc.                                                               1,000               1,070
       *   CBIZ, Inc.                                                                                   42,800             267,928
           CDI Corp.                                                                                    15,700             443,368
       *   Celadon Group, Inc.                                                                           2,000              55,420
           Cendant Corp.                                                                             1,150,391          20,442,448
           Central Parking Corp.                                                                        34,200             478,458
       *   Cenveo, Inc.                                                                                 11,500             148,465
     * #   Ceradyne, Inc.                                                                                1,250              58,862
       *   Channell Commercial Corp.                                                                       700               3,675

           CIRCOR International, Inc.                                                                   15,450             402,472
       *   Clean Harbors, Inc.                                                                           1,300              37,518
           Comfort Systems USA, Inc.                                                                    15,500             145,545
       *   Compudyne Corp.                                                                                 200               1,182
       *   Consolidated Graphics, Inc.                                                                   5,700             291,783
       *   Continental Airlines, Inc.                                                                   15,900             247,563
       *   Cornell Companies, Inc.                                                                       3,700              52,429
       *   Corrections Corporation of America                                                           13,700             608,691
       *   Covenant Transport, Inc. Class A                                                              9,750             113,392
       *   Cross (A.T.) Co. Class A                                                                        800               3,200
           CSX Corp.                                                                                   260,300          12,660,992
           Cubic Corp.                                                                                  31,500             557,235
           Curtiss-Wright Corp.                                                                          1,172              68,679
           Deere & Co.                                                                                   2,300             159,505
       *   Distributed Energy Systems Corp.                                                              1,900              17,613
       *   Dollar Thrifty Automotive Group, Inc.                                                        22,900             858,750
           Donnelley (R.R.) & Sons Co.                                                                  10,300             352,260
       *   Ducommun, Inc.                                                                                2,400              49,176
           Eaton Corp.                                                                                   3,100             197,532
       *   EGL, Inc.                                                                                     5,400             200,556
       *   Electro Rent Corp.                                                                            9,200             128,616
       *   EMCOR Group, Inc.                                                                             5,800             410,350
       *   Encore Wire Corp.                                                                             7,550             179,765
       *   EnerSys                                                                                         300               4,338
       *   EnPro Industries, Inc.                                                                       10,400             300,040
     * #   ESCO Technologies, Inc.                                                                         800              34,400
       *   Esterline Technologies Corp.                                                                 11,400             468,654
       *   Exponent, Inc.                                                                                  500              13,675
           Federal Signal Corp.                                                                         43,100             704,254
           FedEx Corp.                                                                                   4,782             466,819
       *   First Consulting Group, Inc.                                                                  1,200               7,020
       *   Flanders Corp.                                                                                1,600              16,224
           Florida East Coast Industries, Inc.                                                           9,300             411,618
       *   Flowserve Corp.                                                                              35,500           1,326,280
       *   Foster (L.B.) Co. Class A                                                                       700               9,730
       *   Frontier Airlines, Inc.                                                                      15,400             125,664
       *   Frozen Food Express Industries, Inc.                                                          4,300              49,708
     * #   FuelCell Energy, Inc.                                                                        16,172             136,330
           G & K Services, Inc. Class A                                                                 21,243             814,457
       *   Gardner Denver Machinery, Inc.                                                                2,255             110,044
           GATX Corp.                                                                                   56,897           2,141,603
       *   Gehl Co.                                                                                      1,650              42,537
           Gencorp, Inc.                                                                                20,000             365,200
       *   Genesee & Wyoming, Inc.                                                                       4,700             158,014
       *   Genlyte Group, Inc.                                                                          10,900             574,430
       *   Global Payment Technologies, Inc.                                                               400               1,076
       *   GP Strategies Corp.                                                                           8,200              58,630
           Granite Construction, Inc.                                                                   15,300             567,783
       *   Griffon Corp.                                                                                23,170             564,421
       *   Hawk Corp.                                                                                      600               8,304
           Healthcare Services Group, Inc.                                                                 900              19,125
           Heico Corp.                                                                                   9,800             223,734
           Heico Corp. Class A                                                                           4,770              86,099
       *   Heidrick & Struggles International, Inc.                                                      6,200             204,910
       *   Herley Industries, Inc.                                                                       5,500              90,585

     * #   Hexcel Corp.                                                                                  2,200              36,586
       *   Hub Group, Inc. Class A                                                                       1,000              40,550
       *   Hudson Highland Group, Inc.                                                                   3,880              97,970
           Hughes Supply, Inc.                                                                          69,700           2,700,178
           Hunt (J.B.) Transport Services, Inc.                                                        100,000           2,239,000
       *   Huttig Building Products, Inc.                                                                4,100              35,547
           IDEX Corp.                                                                                   12,750             562,785
           IKON Office Solutions, Inc.                                                                 146,600           1,474,796
       *   Industrial Distribution Group, Inc.                                                           1,300               9,581
       *   Infrasource Services, Inc.                                                                    3,000              35,190
       *   Innotrac Corp.                                                                                  200               1,330
       *   Innovative Solutions & Support, Inc.                                                          1,200              17,700
       *   Insituform Technologies, Inc. Class A                                                         9,500             188,765
     * #   Integrated Electrical Services, Inc.                                                          3,400               1,870
           Interpool, Inc.                                                                              14,800             276,168
       *   Jacuzzi Brands, Inc.                                                                         15,200             122,664
       #   JLG Industries, Inc.                                                                         37,300           1,697,150
       #   Joy Global, Inc.                                                                              7,500             396,675
       *   Kadant, Inc.                                                                                  5,657             103,014
           Kaman Corp. Class A                                                                          17,792             341,784
     * #   Kansas City Southern                                                                         47,000           1,173,590
           Kelly Services, Inc. Class A                                                                 34,004             945,311
           Kennametal, Inc.                                                                             39,700           2,175,163
       *   Kforce, Inc.                                                                                    900              11,169
       *   Kirby Corp.                                                                                   8,300             441,560
       *   Korn/Ferry International                                                                     12,700             218,694
       *   K-Tron International, Inc.                                                                      200               7,362
       *   LaBarge, Inc.                                                                                 1,800              23,976
     * #   Labor Ready, Inc.                                                                             3,900              86,112
       *   Ladish Co., Inc.                                                                              3,000              61,500
           Laidlaw International, Inc.                                                                   7,100             153,502
       *   Lancer Corp.                                                                                    700              15,183
       *   Layne Christensen Co.                                                                           800              17,736
           Lennox International, Inc.                                                                   44,800           1,308,160
           Lockheed Martin Corp.                                                                       133,500           8,090,100
           LSI Industries, Inc.                                                                          8,950             161,100
       *   Lydall, Inc.                                                                                  4,800              40,128
       *   Mac-Gray Corp.                                                                                2,000              23,440
       *   Magnetek, Inc.                                                                                5,800              16,762
     * #   MAIR Holdings, Inc.                                                                           6,100              28,914
           Manpower, Inc.                                                                               36,700           1,704,715
           McGrath Rentcorp.                                                                             6,008             171,769
       *   Merrimac Industries, Inc.                                                                     1,100               9,955
     * #   Mesa Air Group, Inc.                                                                         12,000             123,360
       *   Middleby Corp.                                                                                  500              39,200
     * #   Midwest Air Group, Inc.                                                                       2,500               8,400
       *   Miller Industries, Inc.                                                                       3,400              69,496
           Mine Safety Appliances Co.                                                                    3,900             151,359
       *   Misonix, Inc.                                                                                 4,400              21,956
       *   Mobile Mini, Inc.                                                                             5,900             295,000
     * #   Modtech Holdings, Inc.                                                                        1,800              15,444
       *   Monster Worldwide, Inc.                                                                      14,113             548,996
       *   Moog, Inc. Class A                                                                            7,762             227,349
           Mueller Industries, Inc.                                                                     24,300             657,801
           NACCO Industries, Inc. Class A                                                                7,400             866,540

       *   Nashua Corp.                                                                                    400               3,040
       *   National Patent Development Corp.                                                             7,600              14,364
     * #   NCI Building Systems, Inc.                                                                   12,800             557,440
       *   NCO Group, Inc.                                                                              13,097             225,792
       *   NES Rentals Holdings, Inc.                                                                        5                  64
       *   New Horizons Worldwide, Inc.                                                                    607                 516
           Norfolk Southern Corp.                                                                      491,600          21,748,384
           Northrop Grumman Corp.                                                                      282,310          16,196,125
       *   Old Dominion Freight Line, Inc.                                                                 450              17,105
       *   On Assignment, Inc.                                                                           2,500              27,625
     * #   Orbital Sciences Corp.                                                                       25,813             311,305
       *   P.A.M. Transportation Services, Inc.                                                            400               6,528
           Paccar, Inc.                                                                                  3,825             274,865
           Parker Hannifin Corp.                                                                         2,600             177,866
       *   Park-Ohio Holdings Corp.                                                                      2,800              44,100
       *   Patrick Industries, Inc.                                                                        100               1,075
       *   Patriot Transportation Holding, Inc.                                                            200              13,680
       *   PHH Corp.                                                                                    36,038           1,040,057
       *   Pico Holdings, Inc.                                                                           9,700             327,472
       *   Powell Industries, Inc.                                                                       1,400              26,852
       *   Power-One, Inc.                                                                              11,200              69,664
           Precision Castparts Corp.                                                                    96,310           4,910,847
           Preformed Line Products Co.                                                                     100               4,131
           Providence & Worcester Railroad Co.                                                           1,500              21,750
       *   PW Eagle, Inc.                                                                                  500               9,370
     * #   Quanta Services, Inc.                                                                        45,300             640,995
       *   RailAmerica, Inc.                                                                            17,600             191,664
           Raytheon Co.                                                                                534,600          20,539,332
       *   RCM Technologies, Inc.                                                                          800               4,776
           Regal-Beloit Corp.                                                                           27,700             977,533
       *   RemedyTemp, Inc.                                                                              3,200              24,672
       *   Republic Airways Holdings, Inc.                                                               4,400              63,932
           Robbins & Myers, Inc.                                                                        13,600             288,320
       *   Rush Enterprises, Inc. Class A                                                                7,200             110,232
       *   Rush Enterprises, Inc. Class B                                                                  500               7,185
           Ryder System, Inc.                                                                           83,000           3,521,690
       *   SCS Transportation, Inc.                                                                     10,900             214,839
       *   Sequa Corp. Class A                                                                           3,300             208,560
       *   Sequa Corp. Class B                                                                             900              57,600
       *   Shaw Group, Inc.                                                                             25,300             730,917
       *   Sitel Corp.                                                                                   5,500              16,885
           Skywest, Inc.                                                                                59,000           1,752,300
       *   SL Industries, Inc.                                                                             400               6,400
           Smith (A.O.) Corp.                                                                           18,100             656,487
           Smith (A.O.) Corp. Convertible Class A                                                        2,200              79,794
       *   SOURCECORP, Inc.                                                                              7,300             190,238
           Southwest Airlines Co.                                                                      906,500          14,957,250
       *   Spherion Corp.                                                                               24,800             243,040
           SPX Corp.                                                                                    82,600           3,888,808
           Standard Register Co.                                                                        14,600             216,372
           Steelcase, Inc. Class A                                                                      41,400             612,306
           Stewart & Stevenson Services, Inc.                                                           16,700             342,350
       *   Strategic Distribution, Inc.                                                                    200               2,050
           Supreme Industries, Inc.                                                                        610               4,789
       *   Swift Transportation Co., Inc.                                                               23,720             464,438

           Sypris Solutions, Inc.                                                                       13,101             144,766
       *   TB Wood's Corp.                                                                               5,400              35,775
           Tecumseh Products Co. Class A                                                                10,084             225,075
           Teleflex, Inc.                                                                               24,500           1,621,165
       *   TeleTech Holdings, Inc.                                                                      25,100             311,993
     * #   Terex Corp.                                                                                  19,600           1,207,752
       *   Tetra Tech, Inc.                                                                              3,200              49,920
           Textron, Inc.                                                                                67,500           5,325,750
           The Brink's Co.                                                                              19,900             918,584
       *   The Geo Group, Inc.                                                                           1,600              39,120
       *   The Lamson & Sessions Co.                                                                    12,600             302,148
       *   Thomas & Betts Corp.                                                                         63,600           2,546,544
           Timken Co.                                                                                   85,600           2,651,888
           Todd Shipyards Corp.                                                                          1,100              25,410
       *   Transport Corporation of America, Inc.                                                          200               1,930
       *   TRC Companies, Inc.                                                                           4,600              53,222
           Tredegar Industries, Inc.                                                                    35,400             442,500
       #   Trinity Industries, Inc.                                                                     53,300           2,219,412
       *   Triumph Group, Inc.                                                                           5,400             204,930
       *   U.S. Xpress Enterprises, Inc. Class A                                                           800              12,160
           Union Pacific Corp.                                                                         313,100          23,964,674
     * #   United Rentals, Inc.                                                                         58,300           1,233,628
       *   United Stationers, Inc.                                                                       9,700             475,300
       #   Universal Forest Products, Inc.                                                              16,700             959,582
       *   URS Corp.                                                                                    28,400           1,196,208
     * #   US Airways Group, Inc.                                                                          990              33,254
       *   USA Truck, Inc.                                                                               1,900              51,490
           Valmont Industries, Inc.                                                                      6,900             230,253
       *   Valpey Fisher Corp.                                                                             100                 326
           Viad Corp.                                                                                    8,400             255,780
           Vicor Corp.                                                                                  13,900             225,597
       *   Volt Information Sciences, Inc.                                                              13,400             263,846
       #   Walter Industries, Inc.                                                                      30,140           1,517,549
           Washington Group International, Inc.                                                          2,000             103,420
     * #   Waste Connections, Inc.                                                                      14,550             506,922
           Waste Industries USA, Inc.                                                                   16,100             224,434
       *   Water Pik Technologies, Inc.                                                                  6,100             127,246
           Watsco, Inc. Class A                                                                         23,900           1,499,725
           Watts Water Technologies, Inc.                                                                9,300             268,677
           Werner Enterprises, Inc.                                                                     74,832           1,531,811
       *   WESCO International, Inc.                                                                       700              29,225
       *   Westaff, Inc.                                                                                 3,500              16,310
       *   Willis Lease Finance Corp.                                                                    1,200              10,560
       *   Wolverine Tube, Inc.                                                                            100                 516
           Woodward Governor Co.                                                                         4,800             392,016
       *   Xanser Corp.                                                                                 10,600              31,800
     * #   Yellow Roadway Corp.                                                                         25,528           1,202,624
           York International Corp.                                                                      8,100             455,949
                                                                                                                 -----------------
Total Industrials                                                                                                      264,616,955
                                                                                                                 -----------------
Information Technology -- (8.0%)
       *   3Com Corp.                                                                                  171,000             619,020
       *   Actel Corp.                                                                                  11,600             168,896
       *   ActivCard Corp.                                                                              10,100              37,774
       *   Activision, Inc.                                                                              2,910              38,732

       *   Adaptec, Inc.                                                                                25,008             124,290
       *   ADC Telecommunications, Inc.                                                                  1,839              37,571
       *   ADE Corp.                                                                                     2,600              61,360
       *   Advanced Digital Information Corp.                                                           25,200             264,600
       *   Advanced Energy Industries, Inc.                                                                100               1,336
       *   Advanced Micro Devices, Inc.                                                                 19,200             502,656
       *   Advanced Power Technology, Inc.                                                               1,200              16,164
       *   Aeroflex, Inc.                                                                               26,700             292,899
       *   Aetrium, Inc.                                                                                 1,200               4,176
       *   Agile Software Corp.                                                                         21,700             134,757
           Agilysys, Inc.                                                                               29,100             554,355
       *   Alliance Semiconductor Corp.                                                                    500               1,460
           American Software, Inc. Class A                                                               8,900              49,929
       *   American Technical Ceramics Corp.                                                               500               4,595
     * #   Amkor Technology, Inc.                                                                          300               1,860
     * #   Anadigics, Inc.                                                                               3,700              19,407
       *   Analex Corp.                                                                                    500               1,530
       *   Analysts International Corp.                                                                    200                 504
       *   Anaren, Inc.                                                                                  8,500             121,975
       *   Andrew Corp.                                                                                 80,773             882,849
       #   Anixter International, Inc.                                                                  16,100             589,904
       *   Answerthink, Inc.                                                                            13,300              55,328
       *   APA Enterprises, Inc.                                                                         3,493               4,122
       *   Apple Computer, Inc.                                                                        266,000          18,040,120
       *   Applied Films Corp.                                                                           5,400             108,162
       *   Applied Innovation, Inc.                                                                      5,600              20,216
       *   Applied Micro Circuits Corp.                                                                 83,500             220,440
       *   aQuantive, Inc.                                                                               9,000             242,010
       *   Ariba, Inc.                                                                                   4,600              39,698
       *   Arris Group, Inc.                                                                            59,400             577,368
       *   Arrow Electronics, Inc.                                                                      70,400           2,182,400
           Astro-Med, Inc.                                                                                 200               1,976
       *   Atmel Corp.                                                                                  48,508             162,502
       *   August Technology Corp.                                                                       4,200              45,234
       *   Autobytel, Inc.                                                                               7,300              38,106
       *   Avici Systems, Inc.                                                                             400               1,696
       *   Avid Technology, Inc.                                                                         1,717              86,674
       *   Avnet, Inc.                                                                                  77,500           1,743,750
       *   Avocent Corp.                                                                                19,500             572,130
           AVX Corp.                                                                                   185,600           2,542,720
       *   Aware, Inc.                                                                                  19,335             115,237
       *   Axcelis Technologies, Inc.                                                                   49,100             232,734
       *   BearingPoint, Inc.                                                                           86,300             628,264
           Belden CDT, Inc.                                                                             41,250             963,600
       *   Bell Industries, Inc.                                                                         2,700               7,155
       *   Bell Microproducts, Inc.                                                                     10,200              87,720
       *   Benchmark Electronics, Inc.                                                                  15,900             487,335
           Black Box Corp.                                                                              19,000             887,490
           Bogen Communications International, Inc.                                                        700               3,710
       *   Bookham, Inc.                                                                                 1,100               5,170
       *   Borland Software Corp.                                                                       16,900             102,583
       *   Bottomline Technologies, Inc.                                                                 1,000              11,100
       *   Brightpoint, Inc.                                                                             2,625              73,868
       *   Broadcom Corp.                                                                               19,700             916,838
       *   CalAmp Corp.                                                                                  4,400              51,040

       *   Captaris, Inc.                                                                               11,900              48,671
       *   Carreker Corp.                                                                                2,200              11,044
       *   Carrier Access Corp.                                                                            200                 970
       *   C-COR, Inc.                                                                                  12,800              72,576
     * #   CellStar Corp.                                                                                1,500               3,150
       *   Centillium Communications, Inc.                                                               6,200              28,520
       *   CheckFree Corp.                                                                              13,200             618,420
       *   Checkpoint Systems, Inc.                                                                     24,200             579,590
       *   Ciber, Inc.                                                                                  32,200             198,030
       *   Ciena Corp.                                                                                 125,415             374,991
       *   Clarus Corp.                                                                                  8,800              75,240
     * #   CNET Networks, Inc.                                                                          37,400             560,626
       *   Coherent, Inc.                                                                               13,100             413,829
           Cohu, Inc.                                                                                    7,081             188,850
       *   Comarco, Inc.                                                                                 8,700              74,646
       *   CommScope, Inc.                                                                              17,400             356,874
       #   Computer Associates International, Inc.                                                     176,412           5,029,506
       *   Computer Horizons Corp.                                                                       9,800              40,082
       *   Computer Sciences Corp.                                                                      38,200           1,918,786
       *   Computer Task Group, Inc.                                                                     4,700              18,941
       *   Compuware Corp.                                                                             173,400           1,600,482
       *   Comtech Telecommunications Corp.                                                              1,193              52,015
       *   Comverse Technology, Inc.                                                                    35,352             926,576
       *   Conexant Systems, Inc.                                                                       36,710              90,674
     * #   Convera Corp.                                                                                 2,500              39,000
       *   Convergys Corp.                                                                              58,400             969,440
       *   Corning, Inc.                                                                               453,000           9,173,250
       *   Cosine Communications, Inc.                                                                     800               1,940
       *   Covansys Corp.                                                                               12,279             180,501
       *   Credence Systems Corp.                                                                       43,200             350,352
     * #   Cree, Inc.                                                                                    4,300             115,369
           CTS Corp.                                                                                    34,400             413,832
       *   Cyberoptics Corp.                                                                               600               7,566
       *   Cybersource Corp.                                                                             6,400              48,064
     * #   Cypress Semiconductor Corp.                                                                  41,300             619,500
       *   Datastream Systems, Inc.                                                                      2,930              23,733
       *   Delphax Technologies, Inc.                                                                      400                 880
           Diebold, Inc.                                                                                   200               7,772
       *   Digi International, Inc.                                                                      4,300              55,384
       *   Digimarc Corp.                                                                                4,600              28,060
       *   Digital Angel Corp.                                                                           5,300              17,808
       *   Digital Insight Corp.                                                                         2,100              69,552
       *   Digitas, Inc.                                                                                11,881             148,513
       *   Diodes, Inc.                                                                                  1,050              42,389
       *   Ditech Communications Corp.                                                                  13,300             116,641
       *   Dot Hill Systems Corp.                                                                       11,500              76,130
       *   Dycom Industries, Inc.                                                                       21,099             431,053
       *   Echelon Corp.                                                                                14,400             118,800
       *   eFunds Corp.                                                                                 16,100             331,499
       *   Electro Scientific Industries, Inc.                                                           8,300             208,828
       *   Electroglas, Inc.                                                                               200                 606
           Electronic Data Systems Corp.                                                               561,600          12,944,880
       *   Electronics for Imaging, Inc.                                                                19,900             555,807
       *   eLoyalty Corp.                                                                                  300               2,697
       *   EMC Corp.                                                                                    26,550             369,842

       *   EMS Technologies, Inc.                                                                        6,300             106,848
       *   Emulex Corp.                                                                                  3,300              65,769
       *   Entrust, Inc.                                                                                53,572             267,860
       *   ePlus, Inc.                                                                                   2,300              33,304
     * #   ePresence, Inc. Escrow Shares                                                                 6,400                 832
       *   ESS Technology, Inc.                                                                          9,700              29,585
       *   Exar Corp.                                                                                   15,100             186,636
       *   Extreme Networks, Inc.                                                                       31,632             155,629
       #   Fair Isaac Corp.                                                                             12,922             592,086
       *   Fairchild Semiconductor Corp. Class A                                                        50,966             883,750
     * #   Faro Technologies, Inc.                                                                       1,300              24,726
       *   Forrester Research, Inc.                                                                        700              13,048
       *   FSI International, Inc.                                                                         600               2,454
     * #   Genesis Microchip, Inc.                                                                      13,100             293,440
       *   Gerber Scientific, Inc.                                                                       3,700              35,298
       *   Glenayre Technologies, Inc.                                                                     400               1,256
       *   Globecomm Systems, Inc.                                                                      10,200              66,300
       *   Globix Corp.                                                                                  3,900               6,786
       *   GSE Systems, Inc.                                                                             2,236               2,683
       *   GTSI Corp.                                                                                    1,600              13,264
       *   Harmonic, Inc.                                                                                2,400              13,176
       #   Harris Corp.                                                                                 35,200           1,569,216
       *   Hauppauge Digital, Inc.                                                                       1,200               4,932
       *   Hewitt Associates, Inc. Class A                                                               1,100              28,237
           Hewlett-Packard Co.                                                                       2,266,500          67,247,055
       *   HI/FN, Inc.                                                                                   2,300              13,018
       *   Hutchinson Technology, Inc.                                                                  17,900             511,761
       *   Hypercom Corp.                                                                               22,000             136,400
       *   Identix, Inc.                                                                                26,579             130,503
       *   iGATE Capital Corp.                                                                          19,300              78,165
           Imation Corp.                                                                                31,500           1,384,740
       *   InFocus Corp.                                                                                 5,825              21,786
       *   Informatica Corp.                                                                               400               4,496
           Inforte Corp.                                                                                 6,700              26,063
       *   InfoSpace, Inc.                                                                              10,100             266,236
       *   Ingram Micro, Inc.                                                                           91,900           1,725,882
       *   Innovex, Inc.                                                                                 5,100              21,063
       *   Integrated Device Technology, Inc.                                                           35,200             421,696
       *   Integrated Silicon Solution, Inc.                                                            15,900             111,459
       *   Intergraph Corp.                                                                              3,845             184,637
       *   Interland, Inc.                                                                               4,900              19,698
       *   Interlink Electronics, Inc.                                                                   1,700               4,080
       *   International Rectifier Corp.                                                                21,900             776,574
       *   Internet Security Systems, Inc.                                                              13,900             317,754
       *   Interphase Corp.                                                                              1,100               4,730
           Intersil Corp.                                                                              189,665           4,864,907
       *   Interwoven, Inc.                                                                             12,600             119,574
       *   Intest Corp.                                                                                    600               2,088
       *   IntriCon Corp.                                                                                  100                 420
       *   Iomega Corp.                                                                                 14,500              37,555
       *   iPass, Inc.                                                                                   7,900              53,562
     * #   IPIX Corp.                                                                                    1,700               3,774
       *   Iron Mountain, Inc.                                                                             450              18,563
       *   IXYS Corp.                                                                                    5,990              72,000
       *   Jaco Electronics, Inc.                                                                        1,300               4,303

       *   JDA Software Group, Inc.                                                                     10,400             156,000
       *   Keane, Inc.                                                                                  26,300             275,098
       *   Kemet Corp.                                                                                  31,200             249,600
       *   Keynote Systems, Inc.                                                                        12,100             160,325
     * #   Komag, Inc.                                                                                     400              13,976
       *   Lattice Semiconductor Corp.                                                                  22,670             110,856
     * #   Lawson Software, Inc.                                                                         5,800              44,022
       *   LeCroy Corp.                                                                                  3,300              53,856
       *   Lightbridge, Inc.                                                                             7,500              74,025
       *   LogicVision, Inc.                                                                             9,600              11,256
       *   Logility, Inc.                                                                                1,000               5,800
       *   LSI Logic Corp.                                                                             127,300           1,045,133
       *   LTX Corp.                                                                                    14,951              66,382
       *   Macromedia, Inc.                                                                             10,400             466,544
       *   Management Network Group, Inc.                                                                2,800               6,608
       *   Manugistic Group, Inc.                                                                            1                   2
       *   Mapinfo Corp.                                                                                 6,700              96,279
       *   Mastec, Inc.                                                                                 10,700             105,609
       *   Maxtor Corp.                                                                                128,900             523,334
       *   McDATA Corp. Class A                                                                         52,200             190,008
       *   McDATA Corp. Class B                                                                          4,600              16,008
       *   MedQuist, Inc.                                                                                8,300              89,806
       *   Merix Corp.                                                                                   6,300              42,021
           Methode Electronics, Inc.                                                                    26,188             273,665
       *   Metrologic Instruments, Inc.                                                                  6,432             125,746
       *   Micro Linear Corp.                                                                            4,000               7,080
       *   Micromuse, Inc.                                                                              22,000             163,020
       *   Micron Technology, Inc.                                                                     374,400           5,338,944
     * #   Microsemi Corp.                                                                              17,900             496,725
       *   Microtune, Inc.                                                                               5,600              27,384
     * #   Midway Games, Inc.                                                                            3,000              65,760
       *   MKS Instruments, Inc.                                                                        23,700             447,219
       *   Mobius Management Systems, Inc.                                                               1,300               8,047
       *   Moldflow Corp.                                                                                2,000              28,600
       *   Motive, Inc.                                                                                  5,000              15,600
       *   MPS Group, Inc.                                                                              86,100           1,082,277
       *   MRO Software, Inc.                                                                           23,400             356,616
     * #   MSC.Software Corp.                                                                            8,500             141,100
     * #   Nanometrics, Inc.                                                                             2,200              24,420
       *   Napco Security Systems, Inc.                                                                     80               1,284
       #   National Semiconductor Corp.                                                                  7,200             186,336
       *   NCR Corp.                                                                                     1,000              33,950
       *   NEON Systems, Inc.                                                                              700               2,960
       *   Neoware Systems, Inc.                                                                           400               8,748
       *   Net2Phone, Inc.                                                                                 200                 386
       *   NetIQ Corp.                                                                                  15,400             184,030
     * #   Netopia, Inc.                                                                                   300                 900
       *   NetRatings, Inc.                                                                             23,200             313,200
       *   NetScout Systems, Inc.                                                                       22,100             123,318
       *   Network Equipment Technologies, Inc.                                                         26,700             125,223
       *   Newport Corp.                                                                                19,500             269,100
       *   Novell, Inc.                                                                                187,400           1,457,972
       *   Nu Horizons Electronics Corp.                                                                12,600             125,874
       *   Nuance Communications, Inc.                                                                  26,400             164,208
     * #   NYFIX, Inc.                                                                                   9,700              40,013

       *   Openwave Systems, Inc.                                                                        2,500              41,525
       *   OPNET Technologies, Inc.                                                                     23,600             226,796
       *   Optical Cable Corp.                                                                           1,300               7,813
     * #   OSI Systems, Inc.                                                                             7,700             144,991
       *   OYO Geospace Corp.                                                                            2,500              68,125
       *   Palm, Inc.                                                                                    1,415              40,158
       *   Panavision, Inc.                                                                                600               2,970
     * #   PAR Technology Corp.                                                                            600              19,260
           Park Electrochemical Corp.                                                                   12,600             318,024
       *   Paxar Corp.                                                                                  17,200             329,036
       *   PC Connection, Inc.                                                                          14,861              94,516
       *   PC-Tel, Inc.                                                                                  6,700              60,702
       *   Pegasus Solutions, Inc.                                                                       5,900              41,949
       *   Pegasystems, Inc.                                                                            19,704             144,036
       *   Perceptron, Inc.                                                                              1,100               8,129
       *   Performance Technologies, Inc.                                                                1,400              12,614
       *   Pericom Semiconductor Corp.                                                                   6,000              47,100
       *   Pervasive Software, Inc.                                                                        500               2,120
       *   Phoenix Technologies, Ltd.                                                                    7,400              46,842
       *   Photon Dynamics, Inc.                                                                           900              16,560
       *   Photronics, Inc.                                                                             16,200             257,256
       *   Pixelworks, Inc.                                                                             10,700              57,245
       *   Planar Systems, Inc.                                                                          2,800              27,160
       *   PLATO Learning, Inc.                                                                         13,300              96,026
       *   Plexus Corp.                                                                                 10,100             217,150
       *   PLX Technology, Inc.                                                                          2,800              27,636
       *   Polycom, Inc.                                                                                45,000             738,450
       *   Powerwave Technologies, Inc.                                                                 29,389             369,126
       *   Presstek, Inc.                                                                                4,098              37,825
           Printronix, Inc.                                                                                400               6,404
       #   Procom Technology, Inc.                                                                         900                 747
       *   Quantum Corp.                                                                                54,600             163,254
       *   QuickLogic Corp.                                                                              4,500              16,020
       *   Quovadx, Inc.                                                                                 6,364              17,628
       *   RadiSys Corp.                                                                                 8,700             159,210
       *   Raindance Communications, Inc.                                                                  600               1,200
       *   RealNetworks, Inc.                                                                           22,600             195,490
       *   REMEC, Inc.                                                                                   4,906               5,740
       *   RF Monolithics, Inc.                                                                          5,299              29,621
           Richardson Electronics, Ltd.                                                                 11,570              82,841
       *   Rofin-Sinar Technologies, Inc.                                                                2,200              94,974
       *   RSA Security, Inc.                                                                           19,200             249,600
       *   Rudolph Technologies, Inc.                                                                    5,600              71,960
       *   S1 Corp.                                                                                     11,600              50,924
           Sabre Holdings Corp.                                                                        136,900           3,130,903
       *   Safeguard Scientifics, Inc.                                                                   1,600               3,136
       *   SafeNet, Inc.                                                                                11,418             405,910
       *   Sandisk Corp.                                                                                 6,936             354,152
       *   Sanmina-SCI Corp.                                                                           199,900             827,586
       *   SBS Technologies, Inc.                                                                        3,900              40,170
           Scientific-Atlanta, Inc.                                                                     46,700           1,976,344
     * #   SCM Microsystems, Inc.                                                                        7,900              21,330
       *   Seachange International, Inc.                                                                 7,500              57,675
       *   Selectica, Inc.                                                                              29,569              82,793
       *   Semitool, Inc.                                                                               26,400             251,328

       *   Silicon Storage Technology, Inc.                                                             33,600             185,136
       *   SimpleTech, Inc.                                                                              8,996              33,915
       *   Sipex Corp.                                                                                  30,000              43,200
       *   Skyworks Solutions, Inc.                                                                     56,180             302,810
       *   Solectron Corp.                                                                             364,598           1,308,907
       *   SonicWALL, Inc.                                                                              22,145             164,537
       *   Spectrum Control, Inc.                                                                        3,500              22,330
       *   Standard Microsystems Corp.                                                                   7,300             218,270
       *   Stellent, Inc.                                                                                6,775              70,663
       *   Stratos International, Inc.                                                                   1,200               7,176
       *   SumTotal Systems, Inc.                                                                          100                 434
       *   Sun Microsystems, Inc.                                                                      866,900           3,268,213
           Sunrise Telecom, Inc.                                                                        14,900              26,224
       *   Sycamore Networks, Inc.                                                                      87,900             357,753
       *   Sykes Enterprises, Inc.                                                                      16,100             222,180
           Symbol Technologies, Inc.                                                                       202               2,309
       *   Symmetricom, Inc.                                                                             5,084              44,536
       *   SYNNEX Corp.                                                                                    300               4,695
       *   Tech Data Corp.                                                                              33,300           1,309,023
           Technitrol, Inc.                                                                             29,600             523,920
       *   TechTeam Global, Inc.                                                                         5,000              45,900
           Tektronix, Inc.                                                                               1,766              45,192
       *   Tellabs, Inc.                                                                               258,072           2,647,819
       *   Telular Corp.                                                                                 3,400              10,778
       *   Teradyne, Inc.                                                                                5,600              81,928
       *   TheStreet.com, Inc.                                                                           6,700              33,232
       *   THQ, Inc.                                                                                    18,129             411,891
       *   TIBCO Software, Inc.                                                                         71,200             595,944
       *   Tier Technologies, Inc. Class B                                                               8,900              74,048
       *   Tollgrade Communications, Inc.                                                                4,400              47,960
       *   Triquint Semiconductor, Inc.                                                                 39,700             178,650
       *   TTM Technologies, Inc.                                                                       12,688             115,968
       *   Tyler Technologies, Inc.                                                                     17,600             154,000
       *   Ulticom, Inc.                                                                                21,900             252,288
       *   Ultratech, Inc.                                                                               5,400              88,722
       *   Unisys Corp.                                                                                112,700             693,105
           United Online, Inc.                                                                          18,200             256,802
       *   Unova, Inc.                                                                                  28,900             812,957
       *   ValueClick, Inc.                                                                             20,100             379,488
       *   Veeco Instruments, Inc.                                                                      11,300             200,123
       *   VeriSign, Inc.                                                                               88,500           1,967,355
       *   Verity, Inc.                                                                                 15,900             209,562
       *   Viasat, Inc.                                                                                  3,300              91,245
       *   Vicon Industries, Inc.                                                                          298                 924
           Video Display Corp.                                                                             600               8,136
       *   Vignette Corp.                                                                               12,000             212,520
       *   Vishay Intertechnology, Inc.                                                                 97,011           1,244,651
       *   Vitesse Semiconductor, Inc.                                                                  50,800             107,188
       *   Vitria Technology, Inc.                                                                         200                 556
     * #   Vyyo, Inc.                                                                                    1,400               7,812
       *   WatchGuard Technologies, Inc.                                                                16,400              58,384
       *   webMethods, Inc.                                                                              6,000              48,480
       *   White Electronics Designs Corp.                                                               4,400              22,220
       *   Wind River Systems, Inc.                                                                      5,390              74,274
           Wireless Telecom Group, Inc.                                                                  9,400              21,996

       *   Witness Systems, Inc.                                                                         4,100              82,205
           Woodhead Industries, Inc.                                                                     8,500             110,330
       *   Xerox Corp.                                                                                 158,800           2,254,960
       *   Zhone Technologies, Inc.                                                                     21,644              47,833
       *   Zomax, Inc.                                                                                  14,333              31,533
       *   Zoran Corp.                                                                                  20,632             349,093
       *   Zygo Corp.                                                                                   15,000             211,350
                                                                                                                 -----------------
Total Information Technology                                                                                           209,171,495
                                                                                                                 -----------------
Materials -- (6.0%)
       *   AEP Industries, Inc.                                                                          2,200              50,600
           Airgas, Inc.                                                                                 77,640           2,414,604
           Albemarle Corp.                                                                              55,200           2,031,360
           Alcoa, Inc.                                                                                 102,852           2,819,173
       *   Aleris International, Inc.                                                                    2,363              78,570
           Allegheny Technologies, Inc.                                                                  4,200             138,516
       *   American Pacific Corp.                                                                          500               2,105
           Aptargroup, Inc.                                                                              6,500             356,525
           Arch Chemicals, Inc.                                                                         17,800             506,410
           Ashland, Inc.                                                                                80,900           4,510,175
       #   Bowater, Inc.                                                                                39,600           1,229,580
       *   Brush Engineered Materials, Inc.                                                              8,300             131,887
       *   Buckeye Technologies, Inc.                                                                   12,800              97,536
           Cabot Corp.                                                                                  54,000           1,892,700
       #   Calgon Carbon Corp.                                                                          26,900             154,944
       *   Caraustar Industries, Inc.                                                                   16,500             162,690
           Carpenter Technology Corp.                                                                   21,500           1,409,325
       *   Century Aluminum Co.                                                                         24,600             568,752
       *   Chaparral Steel Co.                                                                          23,600             590,000
           Chemtura Corp.                                                                               80,379             968,567
           Chesapeake Corp.                                                                             15,600             274,560
       #   Cleveland-Cliffs, Inc.                                                                          600              57,174
           Commercial Metals Co.                                                                        41,400           1,453,140
       *   Continental Materials Corp.                                                                     100               3,075
       *   Crown Holdings, Inc.                                                                         64,500           1,195,830
           Cytec Industries, Inc.                                                                       57,800           2,617,762
       *   Devcon International Corp.                                                                      300               3,216
           Eagle Materials, Inc.                                                                        19,181           2,203,897
           Eagle Materials, Inc. Class B                                                                   515              56,521
           Eastman Chemical Co.                                                                         22,900           1,267,057
           Ferro Corp.                                                                                   1,300              24,570
       *   FMC Corp.                                                                                    10,000             531,700
           Fuller (H.B.) Co.                                                                            14,200             439,916
           Georgia-Pacific Corp.                                                                       322,000          15,227,380
           Gibraltar Industries, Inc.                                                                   25,000             549,750
           Glatfelter (P.H.) Co.                                                                        36,700             529,214
       *   Graphic Packaging Corp.                                                                       5,000              13,600
           International Paper Co.                                                                     355,612          11,212,446
           Kronos Worldwide, Inc.                                                                          371              11,705
           LaFarge North America, Inc.                                                                  85,700           4,713,500
       *   Landec Corp.                                                                                  3,300              24,321
       *   Lesco, Inc.                                                                                   3,300              52,305
           Longview Fibre Co.                                                                           53,300           1,133,158
           Louisiana-Pacific Corp.                                                                     128,400           3,462,948
           Lubrizol Corp.                                                                               69,200           2,920,932

           Lyondell Chemical Co.                                                                       280,255           7,126,885
       #   Martin Marietta Materials, Inc.                                                              24,300           1,825,173
       *   Material Sciences Corp.                                                                       3,900              56,589
           MeadWestavco Corp.                                                                          194,700           5,449,653
       *   Metals USA, Inc.                                                                              1,000              22,000
           Minerals Technologies, Inc.                                                                  19,000           1,075,780
           Monsanto Co.                                                                                118,700           8,697,149
           Myers Industries, Inc.                                                                       36,250             507,138
       *   NewMarket Corp.                                                                               7,900             173,168
           Newmont Mining Corp.                                                                          2,294             105,799
           NL Industries, Inc.                                                                          14,500             214,600
           NN, Inc.                                                                                     10,100             100,394
       *   Northwest Pipe Co.                                                                              500              12,280
       #   Nucor Corp.                                                                                  71,600           4,802,928
           Olin Corp.                                                                                      448               8,624
     * #   Olympic Steel, Inc.                                                                           2,500              53,000
       *   OM Group, Inc.                                                                                9,300             146,754
       *   OMNOVA Solutions, Inc.                                                                       10,140              47,658
       *   Oregon Steel Mills, Inc.                                                                     12,600             344,610
       *   Owens-Illinois, Inc.                                                                         77,200           1,679,100
       *   Pactiv Corp.                                                                                  1,800              36,432
           Phelps Dodge Corp.                                                                           70,800           9,605,436
       *   PolyOne Corp.                                                                                19,400             111,938
           Pope & Talbot, Inc.                                                                           9,500              75,905
           Potlatch Corp.                                                                               29,700           1,435,698
           Quaker Chemical Corp.                                                                         5,300              95,029
           Quanex Corp.                                                                                 18,150           1,122,578
       #   Reliance Steel & Aluminum Co.                                                                30,300           1,954,653
           Rock of Ages Corp.                                                                              300               1,260
           Rock-Tenn Co. Class A                                                                        30,400             404,320
           Rohm & Haas Co.                                                                                 700              30,660
           Rotonics Manufacturing, Inc.                                                                  1,600               4,528
           RPM International, Inc.                                                                      92,000           1,711,200
       *   RTI International Metals, Inc.                                                               18,700             697,510
       #   Ryerson Tull, Inc.                                                                           23,600             533,124
           Schnitzer Steel Industries, Inc. Class A                                                     20,400             703,596
           Schulman (A.), Inc.                                                                          26,800             559,852
           Schweitzer-Maudoit International, Inc.                                                       12,300             292,863
       *   Sealed Air Corp.                                                                             20,800           1,075,568
           Sensient Technologies Corp.                                                                  37,800             686,826
       *   Smurfit-Stone Container Corp.                                                                79,045           1,001,500
           Spartech Corp.                                                                               29,700             629,937
           Steel Dynamics, Inc.                                                                         44,900           1,554,438
           Steel Technologies, Inc.                                                                     13,300             352,317
           Stepan Co.                                                                                    1,100              28,413
       *   Stillwater Mining Co.                                                                        26,600             284,354
           Summa Industries, Inc.                                                                        2,200              17,534
           Temple-Inland, Inc.                                                                          77,000           3,223,990
     * #   Terra Industries, Inc.                                                                       35,300             212,153
           Texas Industries, Inc.                                                                       23,600           1,177,168
       *   U.S. Concrete, Inc.                                                                          10,400              85,488
           United States Steel Corp.                                                                   113,700           5,412,120
       *   Universal Stainless & Alloy Products, Inc.                                                      600               8,500
           Valhi, Inc.                                                                                 107,200           1,883,504
           Wausau-Mosinee Paper Corp.                                                                   40,100             473,982

           Wellman, Inc.                                                                                27,200             210,528
           Weyerhaeuser Co.                                                                            260,800          17,293,648
           Worthington Industries, Inc.                                                                 68,100           1,381,749
     * #   Zoltek Companies, Inc.                                                                       16,800             147,840
                                                                                                                 -----------------
Total Materials                                                                                                        159,061,117
                                                                                                                 -----------------
Telecommunication Services -- (5.1%)
       *   @Road, Inc.                                                                                   5,200              25,792
           Alltel Corp.                                                                                    400              26,732
     * #   American Tower Corp.                                                                         63,600           1,735,644
       *   AT&T, Inc.                                                                                3,455,783          86,083,555
     * #   Broadwing Corp.                                                                               3,200              21,504
           CenturyTel, Inc.                                                                              3,100             102,610
           Citizens Communications Co.                                                                 128,600           1,678,230
       *   Crown Castle International Corp.                                                             91,700           2,512,580
           CT Communications, Inc.                                                                      12,841             158,201
           D&E Communications, Inc.                                                                      9,268              83,875
       *   General Communications, Inc. Class A                                                         16,080             163,212
           Hector Communications Corp.                                                                     200               5,680
       *   IDT Corp.                                                                                    11,100             133,755
       *   IDT Corp. Class B                                                                            27,600             336,720
       *   LCC International, Inc. Class A                                                               3,800              11,400
     * #   Level 3 Communications, Inc.                                                                 36,400             123,760
       *   Premiere Global Services, Inc.                                                                3,900              29,484
       *   Price Communications Corp.                                                                   12,038             182,616
       *   Qwest Communications International, Inc.                                                     97,600             511,424
           Sprint Nextel Corp.                                                                         844,686          21,150,937
       *   SunCom Wireless Holdings, Inc.                                                               19,300              49,215
           SureWest Communications                                                                      14,150             400,445
       *   TALK America Holdings, Inc.                                                                  11,000             105,600
           Telephone & Data Systems, Inc.                                                               60,900           2,225,895
           Telephone & Data Systems, Inc. Special Shares                                                45,400           1,591,270
       *   Time Warner Telecom, Inc.                                                                     6,998              65,781
       *   United States Cellular Corp.                                                                 32,600           1,656,080
           Verizon Communications, Inc.                                                                412,400          13,188,552
       *   Wireless Facilities, Inc.                                                                    17,600              97,504
       *   Xeta Corp.                                                                                       78                 168
                                                                                                                 -----------------
Total Telecommunication Services                                                                                       134,458,221
                                                                                                                 -----------------
Health Care -- (3.9%)
       *   Accelrys, Inc.                                                                               15,400             124,740
           Aetna, Inc.                                                                                 183,800          16,999,662
       *   Air Methods Corp.                                                                             3,200              48,160
       *   Albany Molecular Research, Inc.                                                              14,800             181,152
       *   Alexion Pharmaceuticals, Inc.                                                                 1,500              29,265
       *   Allied Healthcare International, Inc.                                                         9,100              54,600
           Alpharma, Inc. Class A                                                                       45,100           1,191,542
       *   American Dental Partners, Inc.                                                                2,550              47,608
           American Shared Hospital Services                                                               600               3,900
           AmerisourceBergen Corp.                                                                     136,372          10,957,490
       *   AMN Healthcare Services, Inc.                                                                 6,900             131,445
           Analogic Corp.                                                                               15,033             720,983
       *   Arena Pharmaceuticals, Inc.                                                                   2,400              25,872
       *   Arqule, Inc.                                                                                  3,500              24,255
       *   Aspect Medical Systems, Inc.                                                                  1,400              52,738

           Atrion Corp.                                                                                    100               6,575
     * #   ATS Medical, Inc.                                                                             1,600               4,800
       *   Avigen, Inc.                                                                                  2,900               8,700
       *   Beverly Enterprises, Inc.                                                                    17,600             209,792
       *   Bio-Logic Systems Corp.                                                                         450               3,906
       *   BioMarin Pharmaceutical, Inc.                                                                 5,028              48,973
       *   Bio-Rad Laboratories, Inc. Class A                                                            3,500             204,470
       *   BioScrip, Inc.                                                                               12,900             115,068
       *   Bioveris Corp.                                                                                  600               2,856
       *   Bruker BioSciences Corp.                                                                     20,600             102,382
       *   Caliper Life Sciences, Inc.                                                                  14,800             106,856
           Cambrex Corp.                                                                                16,700             301,435
       *   Candela Corp.                                                                                 5,100              73,440
       *   Capital Senior Living Corp.                                                                   9,600              96,960
     * #   Cell Genesys, Inc.                                                                            2,600              15,132
           Chemed Corp.                                                                                  2,400             121,680
           Cigna Corp.                                                                                  69,000           7,763,880
       *   Ciphergen Biosystems, Inc.                                                                    2,500               3,200
       *   Community Health Systems, Inc.                                                                  700              28,063
       *   Compex Technologies, Inc.                                                                     3,700              25,049
       *   Conmed Corp.                                                                                 14,650             330,943
           Cooper Companies, Inc.                                                                          537              29,428
       *   Cross Country Healthcare, Inc.                                                               11,600             214,368
       *   CryoLife, Inc.                                                                                1,100               4,180
       *   CuraGen Corp.                                                                                    83                 342
           Datascope Corp.                                                                              10,947             384,240
       *   DaVita, Inc.                                                                                    900              47,241
     * #   Dendreon Corp.                                                                               14,800              87,468
       *   Discovery Partners International, Inc.                                                        9,700              22,795
       *   Dyax Corp.                                                                                   12,578              55,217
           Eli Lilly & Co.                                                                                 676              34,138
     * #   Emdeon Corp.                                                                                154,820           1,184,373
       *   Emisphere Technologies, Inc.                                                                  1,000               4,690
       *   Encore Medical Corp.                                                                         14,700              77,616
       *   Enzon Pharmaceuticals, Inc.                                                                     800               5,432
       *   Exelixis, Inc.                                                                                5,300              42,824
       *   First Horizon Pharmaceutical Corp.                                                            3,865              68,101
     * #   Fisher Scientific International, Inc.                                                        22,100           1,425,008
       *   Five Star Quality Care, Inc.                                                                    300               2,178
       *   Gene Logic, Inc.                                                                              7,161              25,780
       *   Genesis HealthCare Corp.                                                                        100               4,205
       *   Gentiva Health Services, Inc.                                                                 2,100              34,461
       *   Greatbatch, Inc.                                                                              6,100             176,778
       *   Hanger Orthopedic Group, Inc.                                                                 9,000              56,970
       *   Harvard Bioscience, Inc.                                                                     14,900              57,365
       *   Health Net, Inc.                                                                              1,100              56,133
       *   HealthTronics Surgical Services, Inc.                                                        10,819              79,411
       *   HMS Holdings Corp.                                                                            3,200              24,160
       *   Hologic, Inc.                                                                                 5,100             362,457
           Hooper Holmes, Inc.                                                                          57,000             166,440
       *   Horizon Health Corp.                                                                             96               2,229
     * #   Human Genome Sciences, Inc.                                                                   3,900              36,075
       *   Humana, Inc.                                                                                 89,400           4,097,202
       *   Illumina, Inc.                                                                               24,400             384,300
       *   ImmunoGen, Inc.                                                                               4,000              22,120

       *   IMPATH Bankruptcy Liquidating Trust                                                             600               1,260
       *   Inspire Pharmaceuticals, Inc.                                                                 5,100              36,924
       *   IntegraMed America, Inc.                                                                        260               2,839
       *   Invitrogen Corp.                                                                             26,400           1,759,560
       *   Kendle International, Inc.                                                                    1,668              39,865
     * #   Kindred Healthcare, Inc.                                                                     10,700             296,176
       *   King Pharmaceuticals, Inc.                                                                    8,300             130,559
       *   Lexicon Genetics, Inc.                                                                        8,953              33,842
       *   LifePoint Hospitals, Inc.                                                                     2,871             109,242
           Manor Care, Inc.                                                                             29,800           1,175,014
     * #   Matria Healthcare, Inc.                                                                       1,300              44,109
       *   Maxim Pharmaceuticals, Inc.                                                                   3,100               3,813
       *   Maxygen, Inc.                                                                                14,600             107,748
           McKesson Corp.                                                                              229,000          11,518,700
       *   Medarex, Inc.                                                                                15,200             158,992
       *   MedCath Corp.                                                                                 2,500              48,600
       *   Medco Health Solutions, Inc.                                                                 87,200           4,678,280
       *   Medical Staffing Network Holdings, Inc.                                                       4,200              23,184
       *   MEDTOX Scientific, Inc.                                                                       3,650              27,411
       *   Microtek Medical Holdings, Inc.                                                               7,200              26,712
       *   Millennium Pharmaceuticals, Inc.                                                             87,500             919,625
       *   Molecular Devices Corp.                                                                       6,100             163,785
       *   Monogram Biosciences, Inc.                                                                   15,880              28,425
       *   Nabi Biopharmaceuticals                                                                      13,200              42,372
     * #   Nanogen, Inc.                                                                                   500               1,410
       *   Natus Medical, Inc.                                                                           3,300              54,582
           NDCHealth Corp.                                                                              17,100             322,164
       *   Nektar Therapeutics                                                                           2,490              41,882
       *   Neose Technologies, Inc.                                                                        200                 350
       *   Neurogen Corp.                                                                                5,300              39,432
       *   North American Scientific, Inc.                                                               5,600              13,104
     * #   OCA, Inc.                                                                                    13,000               5,070
       *   Occulogix, Inc.                                                                                 900               6,903
       #   Omnicare, Inc.                                                                               64,800           3,690,360
           Option Care, Inc.                                                                             3,000              37,590
       *   Orthologic Corp.                                                                                500               2,075
     * #   Oscient Pharmaceutical Corp.                                                                  1,500               2,925
       *   Osteotech, Inc.                                                                                 370               1,332
       *   PacifiCare Health Systems, Inc.                                                              31,500           2,710,260
       *   Parexel International Corp.                                                                   7,800             160,446
       *   PDI, Inc.                                                                                     3,800              47,576
       *   Pediatric Services of America, Inc.                                                           1,900              30,818
       *   Pediatrix Medical Group, Inc.                                                                 2,300             194,488
           PerkinElmer, Inc.                                                                           130,700           2,981,267
           Perrigo Co.                                                                                   2,700              39,150
       *   Pharmacopia Drug Discovery, Inc.                                                              7,900              24,964
     * #   Pharmacyclics, Inc.                                                                           1,000               7,430
           PolyMedica Corp.                                                                             10,600             402,376
     * #   Protein Design Labs, Inc.                                                                    14,450             402,432
       *   PSS World Medical, Inc.                                                                      58,259             959,526
       *   Quidel Corp.                                                                                    600               8,376
       *   Radiologix, Inc.                                                                              1,000               3,100
       *   Res-Care, Inc.                                                                                8,410             145,577
       *   Respironics, Inc.                                                                             1,072              41,465
       *   Rita Medical Systems, Inc.                                                                    2,500              10,275

       *   Sangamo BioSciences, Inc.                                                                     8,400              33,180
       *   Savient Pharmaceuticals, Inc.                                                                11,289              42,221
     * #   Schein (Henry), Inc.                                                                         15,113             644,569
       *   Serologicals Corp.                                                                           10,650             213,852
     * #   SFBC International, Inc.                                                                      1,500              31,635
       *   Sonic Innovations, Inc.                                                                         700               2,555
       *   Specialty Laboratories, Inc.                                                                  6,800              89,556
       *   SRI/Surgical Express, Inc.                                                                      700               4,252
       *   Staar Surgical Co.                                                                            4,200              23,940
       *   Strategic Diagnostics, Inc.                                                                     400               1,320
     * #   Sunrise Senior Living, Inc.                                                                  20,200             674,680
       *   Synovis Life Technologies, Inc.                                                               2,140              17,420
       *   Tenet Healthcare Corp.                                                                      191,150           1,494,793
       *   Theragenics Corp.                                                                             4,700              14,288
       *   Thermo Electron Corp.                                                                        77,445           2,389,178
       *   Third Wave Technologies, Inc.                                                                11,900              32,606
       *   Thoratec Corp.                                                                                5,930             121,268
       *   Triad Hospitals, Inc.                                                                        38,262           1,632,257
       *   TriZetto Group, Inc.                                                                         21,240             345,150
       *   United Therapeutics Corp.                                                                       700              50,001
     * #   Urologix, Inc.                                                                               11,772              51,090
       *   Viasys Healthcare, Inc.                                                                      13,417             366,284
       *   Watson Pharmaceuticals, Inc.                                                                 64,400           2,148,384
       *   WellPoint, Inc.                                                                             104,678           8,042,411
       *   Zoll Medical Corp.                                                                            2,900              75,429
                                                                                                                 -----------------
Total Health Care                                                                                                      101,751,358
                                                                                                                 -----------------
Consumer Staples -- (3.9%)
           Albertson's, Inc.                                                                           392,900           9,233,150
           Alliance One International, Inc.                                                             51,000             156,060
       #   American Italian Pasta Co.                                                                   15,100              93,469
           Archer-Daniels-Midland Co.                                                                  711,865          16,778,658
     * #   BJ's Wholesale Club, Inc.                                                                       500              13,245
       #   Cal-Maine Foods, Inc.                                                                            16                 100
           Casey's General Stores, Inc.                                                                 38,160             878,443
       *   Central Garden & Pet Co.                                                                      8,300             365,366
           Chiquita Brands International, Inc.                                                          12,300             255,840
           Coca-Cola Enterprises, Inc.                                                                 505,100           9,708,022
       *   Constellation Brands, Inc.                                                                   38,600             911,732
           Corn Products International, Inc.                                                            81,700           1,817,825
       *   Dean Foods Co.                                                                               70,400           2,688,576
       *   Del Monte Foods Co.                                                                           6,400              63,232
           Farmer Brothers Co.                                                                           5,000             101,850
           Flowers Foods, Inc.                                                                          58,725           1,522,152
       *   Foodarama Supermarkets, Inc.                                                                    100               3,775
       *   Genesee Corp. Class B                                                                           100                 169
     * #   Great Atlantic & Pacific Tea Co., Inc.                                                        2,300              69,368
       *   Griffin Land & Nurseries, Inc. Class A                                                          400               9,960
       *   Hain Celestial Group, Inc.                                                                   15,100             337,183
       *   Hines Horticulture, Inc.                                                                      1,600               6,000
           Imperial Sugar Co. (New)                                                                      2,000              27,620
           Ingles Market, Inc. Class A                                                                  12,000             202,080
       *   Interstate Bakeries Corp.                                                                    14,600             115,705
           J & J Snack Foods Corp.                                                                         700              42,518
           J. M. Smucker Co.                                                                            58,782           2,665,764

       #   Kraft Foods, Inc.                                                                           530,740          15,359,616
           Lance, Inc.                                                                                  14,100             258,594
           Longs Drug Stores Corp.                                                                      28,900           1,232,007
       *   M&F Worldwide Corp.                                                                           6,400             108,800
           MGP Ingredients, Inc.                                                                        12,200             137,494
           Molson Coors Brewing Co.                                                                     28,000           1,864,520
       *   Monterey Pasta Co.                                                                            7,500              32,325
           Nash Finch Co.                                                                               10,300             276,761
       *   Natrol, Inc.                                                                                    900               1,800
       *   Omega Protein Corp.                                                                           6,100              36,783
       *   Pathmark Stores, Inc.                                                                         9,720             104,587
           PepsiAmericas, Inc.                                                                         169,900           3,883,914
     * #   Performance Food Group Co.                                                                   21,500             610,600
           Pilgrim's Pride Corp.                                                                        30,700             982,400
     * #   PriceSmart, Inc.                                                                              4,650              38,548
           Pyramid Breweries, Inc.                                                                         100                 234
           Ralcorp Holdings, Inc.                                                                          800              33,352
     * #   Redhook Ale Brewery, Inc.                                                                     5,900              18,420
           Reynolds American, Inc.                                                                     134,600          11,982,092
           Ruddick Corp.                                                                                32,800             662,888
       *   San Filippo (John B.) & Son, Inc.                                                             1,100              15,081
       #   Seaboard Corp.                                                                                1,100           1,892,000
       *   Smart & Final Food, Inc.                                                                     12,700             171,450
       *   Smithfield Foods, Inc.                                                                       64,900           1,897,027
       *   Spartan Stores, Inc.                                                                          6,800              68,068
           Supervalu, Inc.                                                                             149,200           4,881,824
           Tasty Baking Co.                                                                              4,500              35,100
           The Topps Co., Inc.                                                                          10,103              80,218
       *   TreeHouse Foods, Inc.                                                                        13,400             264,248
           Tyson Foods, Inc. Class A                                                                   286,530           4,822,300
           Universal Corp.                                                                              20,400             823,752
           Weis Markets, Inc.                                                                           23,800           1,001,980
       *   Wild Oats Markets, Inc.                                                                       1,000              12,080
     * #   Winn-Dixie Stores, Inc.                                                                      13,500               8,201
                                                                                                                 -----------------
Total Consumer Staples                                                                                                 101,666,926
                                                                                                                 -----------------
Utilities -- (0.3%)
       *   CMS Energy Corp.                                                                             24,475             342,161
           Dominion Resources, Inc.                                                                      1,194              90,684
       *   Dynegy, Inc.                                                                                 64,600             309,434
           Energen Corp.                                                                                22,600             829,420
           New Jersey Resources Corp.                                                                   22,400             952,224
           Questar Corp.                                                                                36,800           2,743,808
       *   Reliant Energy, Inc.                                                                        177,500           1,625,900
           South Jersey Industries, Inc.                                                                28,400             816,500
       *   Southern Union Co.                                                                           25,890             611,004
                                                                                                                 -----------------
Total Utilities                                                                                                          8,321,135
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                  2,463,243,633
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
     * #   RCN Corp. Warrants 12/21/06                                                                       8                   0
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             -----------------
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (6.2%)
      ^    Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%, 12/01/05
              (Collateralized by $146,295,000 U.S. Treasury Note 4.50%, 11/15/10,
              valued at $147,196,860) to be repurchased at $144,324,571                      $         144,309         144,308,737
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $19,941,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $19,542,180) to be repurchased at $19,255,075                                             19,253          19,253,000
                                                                                                                 -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                       163,561,737
                                                                                                                 -----------------

TOTAL INVESTMENTS -- (100.0%)
(Cost $1,887,586,061)                                                                                            $   2,626,805,370
                                                                                                                 =================

                 See accompanying Notes to Financial Statements.

                       THE TAX-MANAGED U.S. EQUITY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                   SHARES              VALUE+
                                                                                             -----------------   -----------------
COMMON STOCKS -- (91.9%)
Financials -- (17.4%)
           1st Source Corp.                                                                                900   $          22,743
           21st Century Insurance Group                                                                  6,500             111,150
           A.G. Edwards, Inc.                                                                            6,100             268,827
           ABC Bancorp                                                                                     300               6,036
     * #   Accredited Home Lenders Holding Co.                                                           1,000              43,320
       *   ACE Cash Express, Inc.                                                                          900              21,447
           Advanta Corp. Class A                                                                           600              18,378
           Advanta Corp. Class B Non-Voting                                                                300               9,714
       *   Aether Holdings, Inc.                                                                         1,200               4,176
     * #   Affiliated Managers Group, Inc.                                                               2,850             224,694
           AFLAC, Inc.                                                                                  45,300           2,174,400
           Alabama National Bancorporation                                                               1,100              72,930
           Alfa Corp.                                                                                    4,804              83,734
       *   Allegheny Corp.                                                                                 108              31,773
           Allmerica Financial Corp.                                                                     4,300             171,785
           Allstate Corp.                                                                               49,157           2,757,708
           AMBAC Financial Group, Inc.                                                                   7,700             590,513
           Amcore Financial, Inc.                                                                        1,300              40,651
           Amegy Bancorporation, Inc.                                                                    4,700             112,236
           American Capital Strategies, Ltd.                                                             6,300             241,668
           American Equity Investment Life Holding Co.                                                   1,200              14,112
           American Express Co.                                                                        105,700           5,435,094
           American Financial Group, Inc.                                                                5,100             189,465
           American International Group, Inc.                                                          184,600          12,394,044
           American National Insurance Co.                                                                 500              58,570
       *   American Physicians Capital, Inc.                                                               600              27,270
       *   American West Bancorporation                                                                    133               3,066
       *   AmeriCredit Corp.                                                                            11,800             292,640
           Ameriprise Financial, Inc.                                                                   20,040             842,682
       *   AmeriServe Financial, Inc.                                                                      700               3,360
       *   Ameritrade Holding Corp.                                                                     28,100             656,416
           AmerUs Group Co.                                                                              3,100             182,063
       #   AmSouth Bancorporation                                                                       24,000             638,160
           Anchor Bancorp Wisconsin, Inc.                                                                1,300              40,170
           AON Corp.                                                                                    21,900             797,379
       *   Argonaut Group, Inc.                                                                          1,700              54,060
           Associated Banc-Corp                                                                          8,814             288,923
       #   Assurant, Inc.                                                                               10,700             472,084
       #   ASTA Funding, Inc.                                                                            1,200              29,736
           Astoria Financial Corp.                                                                       7,250             205,030
           BancFirst Corp.                                                                                 300              23,913
           BancorpSouth, Inc.                                                                            4,700             106,737
       *   Bancshares of Florida, Inc.                                                                     400               8,788
           Bank of America Corp.                                                                       239,652          10,997,630

           Bank of Hawaii Corp.                                                                          3,500             180,635
           Bank of New York Co., Inc.                                                                   51,900           1,681,560
       #   Bank of The Ozarks, Inc.                                                                      1,000              37,100
           BankAtlantic Bancorp, Inc. Class A                                                            3,900              54,366
           BankUnited Financial Corp. Class A                                                            1,700              43,333
           Banner Corp.                                                                                    600              18,924
           Bay View Capital Corp.                                                                          220               3,689
       #   BB&T Corp.                                                                                   37,478           1,594,689
           Bear Stearns Companies, Inc.                                                                 10,000           1,109,900
           Berkley (W.R.) Corp.                                                                         11,287             526,200
           Berkshire Hills Bancorp, Inc.                                                                   100               3,259
           Blackrock, Inc.                                                                               1,600             172,544
           BOK Financial Corp.                                                                           5,829             277,286
           Boston Private Financial Holdings, Inc.                                                       2,400              74,400
           Bristol West Holdings, Inc.                                                                   2,000              37,060
       #   Brookline Bancorp, Inc.                                                                       2,800              39,368
           Brown & Brown, Inc.                                                                          10,800             315,144
           Camden National Corp.                                                                           300              10,707
           Capital Corp. of the West                                                                       800              27,648
       *   Capital Crossing Bank                                                                           100               3,279
           Capital One Financial Corp.                                                                  17,631           1,464,435
           Capital Title Group, Inc.                                                                       800               4,944
       #   Capitalsource, Inc.                                                                          10,100             241,390
       #   Capitol Federal Financial                                                                     4,789             163,496
           Cardinal Financial Corp.                                                                      1,100              12,045
           Cash America International, Inc.                                                              2,200              49,830
           Cathay General Bancorp                                                                        4,052             153,976
       *   CB Richard Ellis Group, Inc.                                                                  5,300             294,150
           Center Financial Corp.                                                                        1,000              25,100
       *   Central Coast Bancorp                                                                           200               4,924
           Central Pacific Financial Corp.                                                               1,300              47,580
       *   Ceres Group, Inc.                                                                             1,000               5,000
           Chemical Financial Corp.                                                                        976              31,544
           Chittenden Corp.                                                                              2,775              82,612
           Chubb Corp.                                                                                  13,500           1,307,340
           Cincinnati Financial Corp.                                                                   10,971             488,539
           CIT Group, Inc.                                                                              16,200             801,900
           Citigroup, Inc.                                                                             319,444          15,509,006
           Citizens Banking Corp.                                                                        2,600              76,934
     * #   Citizens, Inc.                                                                                2,257              12,007
           City Holding Co.                                                                              1,100              40,128
           City National Corp.                                                                           3,500             255,605
           Clark, Inc.                                                                                   1,000              14,130
       *   CNA Financial Corp.                                                                          20,600             701,430
       *   CNA Surety Corp.                                                                              2,700              39,879
           Cohen & Steers, Inc.                                                                            800              14,632
           Columbia Banking System, Inc.                                                                 1,155              33,322
           Comerica, Inc.                                                                               11,300             651,671
       #   Commerce Bancorp, Inc.                                                                       11,900             400,911
           Commerce Bancshares, Inc.                                                                     4,834             250,170
           Commerce Group, Inc.                                                                          2,100             121,926
           Commercial Capital Bancorp, Inc.                                                              1,449              24,169
           Commercial Federal Corp.                                                                      1,300              44,772
           Community Bank System, Inc.                                                                   1,200              28,716
           Compass Bancshares, Inc.                                                                      8,600             416,756

     * #   CompuCredit Corp.                                                                             4,100             160,187
           Corus Bankshares, Inc.                                                                        1,744             102,512
           Countrywide Financial Corp.                                                                  52,298           1,820,493
       *   Covanta Holding Corp.                                                                         7,510              97,930
       *   Credit Acceptance Corp.                                                                       2,191              34,618
           Cullen Frost Bankers, Inc.                                                                    3,400             183,124
           CVB Financial Corp.                                                                           6,483             130,568
           Delphi Financial Group, Inc. Class A                                                          1,800              85,284
           Delta Financial Corp.                                                                            83                 663
           Dime Community Bancshares                                                                     2,350              34,803
           Donegal Group, Inc. Class A                                                                     500              12,115
       #   Downey Financial Corp.                                                                        2,200             142,340
       *   E*TRADE Financial Corp.                                                                      32,000             624,640
           East West Bancorp, Inc.                                                                       4,200             158,928
           Eaton Vance Corp.                                                                             9,700             266,556
       *   Encore Capital Group, Inc.                                                                    1,700              27,846
           Erie Indemnity Co.                                                                            4,657             246,821
       *   eSpeed, Inc.                                                                                  2,100              17,997
       #   F.N.B. Corp.                                                                                  3,125              57,281
           FBL Financial Group, Inc. Class A                                                               900              28,215
           Federal Agriculture Mortgage Corporation                                                        600              16,722
           Federated Investors, Inc.                                                                     8,500             310,590
           Fidelity Bankshares, Inc.                                                                     1,762              54,957
           Fidelity National Financial, Inc.                                                            12,066             456,336
           Fidelity National Title Group, Inc.                                                           2,076              47,333
           Fifth Third Bancorp                                                                          11,971             482,072
           Financial Federal Corp.                                                                       1,500              60,630
       *   First Acceptance Corp.                                                                        2,700              27,432
           First American Corp.                                                                          7,000             329,350
           First Bancorp                                                                                   400               8,812
           First Busey Corp.                                                                               400               8,408
       *   First Cash Financial Services, Inc.                                                           1,250              36,250
           First Charter Corp.                                                                           1,800              45,072
           First Citizens BancShares, Inc.                                                                 100              18,747
           First Commonwealth Financial Corp.                                                            4,200              56,658
           First Community Bancorp                                                                       1,000              51,760
           First Community Bancshares, Inc.                                                                900              27,792
       #   First Financial Bancorp                                                                       2,600              50,050
           First Financial Corp.                                                                           200               5,476
           First Financial Holdings, Inc.                                                                  900              27,486
           First Horizon National Corp.                                                                  3,500             136,220
           First Indiana Corp.                                                                             900              31,455
       #   First Marblehead Corp.                                                                          700              23,660
           First Merchants Corp.                                                                           700              18,109
           First Midwest Bancorp, Inc.                                                                   2,900             108,547
       #   First Niagara Financial Group, Inc.                                                           7,484             108,443
           First Place Financial Corp.                                                                     500              11,930
       *   First Regional Bancorp                                                                          100               7,116
           First Republic Bank                                                                           1,950              75,601
           First State Bancorporation                                                                    1,000              24,740
       *   FirstCity Financial Corp.                                                                       500               5,780
     * #   FirstFed Financial Corp.                                                                      1,400              73,276
           FirstMerit Corp.                                                                              5,700             151,962
           Flagstar Bancorp, Inc.                                                                        2,800              42,196
           Flushing Financial Corp.                                                                      1,000              16,800

           Forest City Enterprises, Inc. Class A                                                           600              23,328
           Forest City Enterprises, Inc. Class B                                                           300              11,742
       *   FPIC Insurance Group, Inc.                                                                    1,000              37,880
       *   Franklin Bank Corp.                                                                           1,400              25,900
           Franklin Resources, Inc.                                                                     21,300           1,978,344
           Fremont General Corp.                                                                         6,000             140,460
           Frontier Financial Corp.                                                                      1,300              42,094
           Fulton Financial Corp.                                                                        9,671             168,082
           Gallagher (Arthur J.) & Co.                                                                   5,400             164,430
           GAMCO Investors, Inc.                                                                           600              27,180
           Gateway Financial Holdings, Inc.                                                                330               5,702
           Glacier Bancorp, Inc.                                                                         2,056              67,684
           Gold Banc Corporation, Inc.                                                                   1,700              30,770
           Golden West Financial Corp.                                                                  27,600           1,788,204
           Greater Bay Bancorp                                                                           3,000              79,920
       #   Greenhill & Co., Inc.                                                                         2,200             120,758
       *   Grubb & Ellis Co.                                                                               100                 710
           Hancock Holding Co.                                                                           1,900              73,112
           Hanmi Financial Corp.                                                                         3,300              61,479
           Harbor Florida Bancshares, Inc.                                                               1,600              60,256
           Harleysville Group, Inc.                                                                      1,000              27,310
           Harleysville National Corp.                                                                   1,923              40,614
           Hartford Financial Services Group, Inc.                                                      19,900           1,738,663
       #   HCC Insurance Holdings, Inc.                                                                  8,750             267,312
           Heartland Financial USA, Inc.                                                                   500              10,220
           Hilb Rogal Hamilton Co.                                                                       2,900             113,042
           Horace Mann Educators Corp.                                                                   1,500              28,410
           Horizon Financial Corp.                                                                         300               6,795
           Hudson City Bancorp, Inc.                                                                    32,163             383,061
           Hudson United Bancorp                                                                         2,300              96,830
           Huntington Bancshares, Inc.                                                                  15,900             380,964
           IBERIABANK Corp.                                                                                625              34,319
           Independence Community Bank Corp.                                                             5,102             202,243
           Independent Bank Corp. MA                                                                       800              23,384
           Independent Bank Corp. MI                                                                     1,460              42,588
           IndyMac Bancorp, Inc.                                                                         4,000             153,120
           Infinity Property & Casualty Corp.                                                            1,100              40,645
           Instinet Group, Inc.                                                                         23,100             117,117
           Integra Bank Corp.                                                                            1,100              23,595
           International Bancshares Corp.                                                                4,300             129,000
       *   Investment Technology Group, Inc.                                                             3,250             126,392
       #   Investors Financial Services Corp.                                                            5,100             192,525
           Irwin Financial Corp.                                                                         1,200              27,144
           Janus Capital Group, Inc.                                                                    17,700             339,309
       #   Jefferies Group, Inc.                                                                         4,800             211,248
           Jefferson-Pilot Corp.                                                                         6,800             377,740
           Jones Lang LaSalle, Inc.                                                                      2,600             129,948
           JPMorgan Chase & Co.                                                                        211,452           8,088,039
           KeyCorp                                                                                      28,400             941,744
       *   Knight Capital Group, Inc.                                                                    5,000              50,600
       #   LandAmerica Financial Group, Inc.                                                             1,100              71,225
           Legg Mason, Inc.                                                                              9,350           1,146,777
           Lehman Brothers Holdings, Inc.                                                               24,695           3,111,570
           Leucadia National Corp.                                                                       8,750             414,575
           Lincoln National Corp.                                                                       10,900             566,582

           Loews Corp.                                                                                  16,600           1,603,228
           M&T Bank Corp.                                                                                7,600             822,472
           Macatawa Bank Corp.                                                                             100               3,814
           MAF Bancorp, Inc.                                                                             1,100              46,827
           Main Street Banks, Inc.                                                                       1,400              38,878
           Manulife Financial Corp.                                                                     13,353             768,198
       *   Markel Corp.                                                                                    900             285,525
       *   Marlin Business Services, Inc.                                                                  900              20,439
           Marsh & McLennan Companies, Inc.                                                             23,700             732,093
           Marshall & Ilsley Corp.                                                                      18,300             786,534
           MB Financial, Inc.                                                                            2,150              80,754
           MBIA, Inc.                                                                                    7,900             488,062
           MBNA Corp.                                                                                   56,850           1,521,874
           MBT Financial Corp.                                                                             900              16,110
       *   Meadowbrook Insurance Group, Inc.                                                               300               1,950
           Medallion Financial Corp.                                                                       100               1,003
           Mellon Financial Corp.                                                                       29,100             978,924
           Mercantile Bankshares Corp.                                                                   5,700             338,637
           Mercury General Corp.                                                                         3,700             219,410
           Merrill Lynch & Co., Inc.                                                                    79,700           5,293,674
           MetLife, Inc.                                                                                67,300           3,461,912
       *   Metris Companies, Inc.                                                                        4,100              61,459
           MGIC Investment Corp.                                                                         7,500             488,250
           Midland Co.                                                                                     100               3,780
           Mid-State Bancshares                                                                          1,600              44,656
           Midwest Banc Holdings, Inc.                                                                   1,300              29,367
           Moody's Corp.                                                                                25,000           1,503,750
           Morgan Stanley                                                                               84,100           4,712,123
           Municipal Mortgage & Equity, L.L.C.                                                           1,500              37,995
       *   Nasdaq Stock Market, Inc.                                                                     5,800             226,954
           National City Corp.                                                                          33,651           1,141,105
           National Penn Bancshares, Inc.                                                                2,593              53,390
           National Western Life Insurance Co. Class A                                                     100              22,000
           Nationwide Financial Services, Inc.                                                           3,600             151,740
       *   Navigators Group, Inc.                                                                          900              36,369
           NBT Bancorp, Inc.                                                                             1,900              43,453
       *   Nelnet, Inc. Class A                                                                          3,000             114,150
           New York Community Bancorp, Inc.                                                              9,644             160,573
           NewAlliance Bancshares, Inc.                                                                  2,500              37,350
       *   Newtek Business Services, Inc.                                                                  900               1,413
           North Fork Bancorporation, Inc.                                                              29,605             799,335
           Northern Trust Corp.                                                                         16,700             879,923
           Northwest Bancorp, Inc.                                                                       2,900              64,177
           Nuveen Investments                                                                            5,400             223,884
           Oak Hill Financial, Inc.                                                                        100               3,300
           OceanFirst Financial Corp.                                                                      926              22,317
       *   Ocwen Financial Corp.                                                                         3,555              30,004
       #   Odyssey Re Holdings Corp.                                                                     5,100             130,764
           Ohio Casualty Corp.                                                                           4,800             142,080
           Old National Bancorp                                                                          4,240              92,856
           Old Republic International Corp.                                                             11,450             304,570
           Omega Financial Corp.                                                                           100               2,933
           Pacific Capital Bancorp                                                                       2,733             101,996
       *   Pacific Mercantile Bancorp                                                                      100               1,709
       *   Park National Corp.                                                                             400              42,020

           Peapack-Gladstone Financial Corp.                                                               100               2,859
       *   Penn Treaty American Corp.                                                                      100                 999
           Peoples Bancorp, Inc. OH                                                                        200               5,804
           Peoples Bank CT                                                                               8,425             262,186
           PFF Bancorp, Inc.                                                                             1,560              47,658
       *   Philadelphia Consolidated Holding Corp.                                                       2,000             193,820
       *   Pinnacle Financial Partners, Inc.                                                               500              12,450
       *   Piper Jaffray Companies, Inc.                                                                 1,004              39,899
       *   PMA Capital Corp. Class A                                                                     1,700              15,096
           PMI Group, Inc.                                                                               7,300             296,380
           PNC Financial Services Group, Inc.                                                           20,000           1,275,400
           Presidential Life Corp.                                                                       1,100              21,219
           Principal Financial Group, Inc.                                                              24,800           1,256,616
       *   ProAssurance Corp.                                                                            2,600             129,428
           Progressive Corp.                                                                            16,600           2,041,634
           Prosperity Bancshares, Inc.                                                                   2,000              61,200
           Protective Life Corp.                                                                         4,500             198,810
           Provident Bankshares Corp.                                                                    2,086              74,345
           Provident Financial Services, Inc.                                                            2,300              41,377
           Provident New York Bancorp                                                                    2,835              32,858
           Prudential Financial, Inc.                                                                   45,500           3,521,700
       #   Pulaski Financial Corp.                                                                         100               1,770
           Radian Group, Inc.                                                                            7,100             401,576
           Raymond James Financial, Inc.                                                                 6,050             219,252
           Regions Financial Corp.                                                                      33,159           1,117,127
           Reinsurance Group of America, Inc.                                                            4,900             231,672
           Renasant Corp.                                                                                  600              19,056
           Republic Bancorp, Inc.                                                                        4,563              56,684
       *   Rewards Network, Inc.                                                                         1,300               7,488
           RLI Corp.                                                                                     1,900              99,180
           S&T Bancorp, Inc.                                                                             1,817              69,845
           Safeco Corp.                                                                                  7,900             444,375
           Sanders Morris Harris Group, Inc.                                                             1,218              20,791
           Sandy Spring Bancorp, Inc.                                                                    1,000              37,040
           Schwab (Charles) Corp.                                                                      111,200           1,695,800
           Seacoast Banking Corp. of Florida                                                             1,000              24,280
           SEI Investments Co.                                                                           8,260             337,421
           Selective Insurance Group, Inc.                                                                 900              50,373
           Sierra Bancorp                                                                                  100               2,305
           Simmons First National Corp. Class A                                                            889              24,910
           Sky Financial Group, Inc.                                                                     7,400             219,632
           SLM Corp.                                                                                    31,800           1,671,090
           Sound Federal Bancorp, Inc.                                                                     200               3,946
           South Financial Group, Inc.                                                                   4,701             139,479
           Southwest Bancorp, Inc.                                                                       1,100              24,827
           Sovereign Bancorp, Inc.                                                                      28,800             629,568
           StanCorp Financial Group, Inc.                                                                2,500             257,600
           State Auto Financial Corp.                                                                    3,100             106,733
           State Bancorp, Inc.                                                                             100               1,837
           State Street Corp.                                                                           28,000           1,615,320
           Sterling Bancorp                                                                              1,260              25,074
           Sterling Bancshares, Inc.                                                                     3,400              53,006
           Sterling Financial Corp./Spokane                                                              2,667              69,609
           Stewart Information Services Corp.                                                              900              45,504
       *   Stifel Financial Corp.                                                                        1,100              41,184

           Student Loan Corp.                                                                            1,800             379,998
       *   Sun Bancorp, Inc.                                                                             1,171              23,221
           SunTrust Banks, Inc.                                                                         25,117           1,827,011
           Susquehanna Bancshares, Inc.                                                                  1,700              41,684
       *   SVB Financial Group                                                                           3,900             187,551
           Synovus Financial Corp.                                                                      22,700             639,005
           T. Rowe Price Group, Inc.                                                                    10,200             733,890
       *   Tarragon Corp.                                                                                1,000              19,870
           TCF Financial Corp.                                                                           8,400             230,664
           TD Banknorth, Inc.                                                                           15,055             446,832
           Texas Regional Bancshares, Inc. Class A                                                       2,625              76,519
       *   The Banc Corp.                                                                                  500               5,910
       *   The Bancorp, Inc.                                                                               200               3,660
           The Colonial BancGroup, Inc.                                                                 10,500             261,555
           The Goldman Sachs Group, Inc.                                                                38,600           4,977,856
           The Phoenix Companies, Inc.                                                                   4,100              55,760
           The St. Joe Corp.                                                                             6,100             405,040
           The St. Paul Travelers Companies, Inc.                                                       50,207           2,336,132
           TierOne Corp.                                                                                 1,000              29,970
           Torchmark Corp.                                                                               8,300             449,196
       *   Tradestation Group, Inc.                                                                      2,800              33,348
       *   Trammell Crow Co.                                                                             2,700              69,822
           Transatlantic Holdings, Inc.                                                                  4,750             332,262
       *   Triad Guaranty, Inc.                                                                          1,100              47,696
           Trico Bancshares                                                                                400               9,472
           TrustCo Bank Corp. NY                                                                         3,700              48,026
           Trustmark Corp.                                                                               3,449              98,641
           U.S. Bancorp                                                                                121,000           3,663,880
           UCBH Holdings, Inc.                                                                           5,100              89,964
           UICI                                                                                          2,700              96,174
           UMB Financial Corp.                                                                           1,500              99,570
           Umpqua Holdings Corp.                                                                         2,545              67,239
           Union Bankshares Corp.                                                                          100               4,817
           UnionBanCal Corp.                                                                            10,000             692,000
       *   United America Indemnity, Ltd.                                                                  310               5,874
           United Bankshares, Inc.                                                                       2,000              75,580
           United Community Banks, Inc.                                                                  2,850              81,367
           United Community Financial Corp.                                                              1,200              14,148
           United Fire & Casualty Co.                                                                    1,800              82,260
           Unitrin, Inc.                                                                                 4,500             213,210
       *   Universal American Financial Corp.                                                            4,571              67,468
       *   Univest Corporation of Pennsylvania                                                             300               7,698
           UnumProvident Corp.                                                                          21,800             479,600
           USB Holding Co., Inc.                                                                           200               4,360
           Valley National Bancorp                                                                       7,106             175,021
       *   Vesta Insurance Group, Inc.                                                                     500                 500
       *   Virginia Commerce Bancorp, Inc.                                                                 100               2,938
       #   Wachovia Corp.                                                                              109,592           5,852,213
           Waddell & Reed Financial, Inc.                                                                3,300              70,422
           Washington Federal, Inc.                                                                      5,402             131,107
           Washington Mutual, Inc.                                                                      66,670           2,746,137
           Washington Trust Bancorp, Inc.                                                                  708              19,845
           Webster Financial Corp.                                                                       3,400             162,724
           Wells Fargo & Co.                                                                           113,800           7,152,330
           Wesbanco, Inc.                                                                                1,132              36,224

           Wesco Financial Corp.                                                                           100              35,900
           West Bancorporation                                                                             981              19,120
           West Coast Bancorp                                                                            1,000              26,350
           Westamerica Bancorporation                                                                    2,000             109,280
           Westcorp, Inc.                                                                                4,200             282,408
           Westwood Holdings Group, Inc.                                                                   125               2,282
       *   WFS Financial, Inc.                                                                           2,700             209,574
           Whitney Holding Corp.                                                                         3,900             114,270
           Willow Grove Bancorp, Inc.                                                                      300               4,704
           Wilmington Trust Corp.                                                                        3,600             145,764
           Wilshire Bancorp, Inc.                                                                        1,000              17,010
       *   Wilshire Enterprises, Inc.                                                                      100                 774
           Wintrust Financial Corp.                                                                      1,850             103,933
       *   World Acceptance Corp.                                                                        1,400              38,556
           Zions Bancorporation                                                                          7,100             536,973
                                                                                                                 -----------------
Total Financials                                                                                                       188,580,023
                                                                                                                 -----------------
Information Technology -- (15.3%)
       *   3Com Corp.                                                                                   24,000              86,880
       *   Acacia Research-Acacia Technologies                                                           1,010               7,070
     * #   Access Integrated Technologies, Inc.                                                            300               2,439
       *   Actel Corp.                                                                                   1,400              20,384
       *   ActivCard Corp.                                                                               1,600               5,984
       *   Activision, Inc.                                                                             20,533             273,294
       *   Actuate Corp.                                                                                 2,300               7,590
           Acxiom Corp.                                                                                  6,800             150,824
       *   Adaptec, Inc.                                                                                   600               2,982
       *   ADC Telecommunications, Inc.                                                                  9,528             194,657
       *   ADDvantage Technologies Group, Inc.                                                             500               2,090
           Adobe Systems, Inc.                                                                          35,600           1,160,916
           Adtran, Inc.                                                                                  6,470             191,253
       *   Advanced Digital Information Corp.                                                            4,200              44,100
       *   Advanced Energy Industries, Inc.                                                              2,000              26,720
       *   Advanced Micro Devices, Inc.                                                                 32,100             840,378
       *   Advent Software, Inc.                                                                         2,200              63,008
       *   Aeroflex, Inc.                                                                                4,200              46,074
       *   Aetrium, Inc.                                                                                   100                 348
       *   Affiliated Computer Services, Inc. Class A                                                   10,200             568,956
       *   Agile Software Corp.                                                                          2,600              16,146
       *   Agilent Technologies, Inc.                                                                   37,600           1,340,816
           Agilysys, Inc.                                                                                2,000              38,100
       *   Airspan Networks, Inc.                                                                        1,800              10,584
       *   Akamai Technologies, Inc.                                                                    30,500             608,780
     * #   Alliance Data Systems Corp.                                                                   6,600             254,562
       *   Alliance Semiconductor Corp.                                                                    400               1,168
       *   Altera Corp.                                                                                 17,500             319,550
       *   Altiris, Inc.                                                                                 1,600              26,416
     * #   Amkor Technology, Inc.                                                                       12,327              76,427
           Amphenol Corp.                                                                                7,600             317,452
     * #   Anadigics, Inc.                                                                               1,200               6,294
       *   Analex Corp.                                                                                    100                 306
       #   Analog Devices, Inc.                                                                         30,498           1,156,484
       *   Anaren, Inc.                                                                                    348               4,994
       *   Andrew Corp.                                                                                 12,032             131,510
       #   Anixter International, Inc.                                                                   3,300             120,912

       *   Ansoft Corp.                                                                                    900              31,221
       *   Ansys, Inc.                                                                                   1,800              75,636
     * #   Anteon International Corp.                                                                    2,400             102,888
       *   Apple Computer, Inc.                                                                         56,700           3,845,394
       *   Applied Films Corp.                                                                             800              16,024
       #   Applied Materials, Inc.                                                                     141,800           2,567,998
       *   Applied Micro Circuits Corp.                                                                 12,400              32,736
       *   aQuantive, Inc.                                                                               4,100             110,249
       *   Ariba, Inc.                                                                                   1,500              12,945
       *   Arris Group, Inc.                                                                             8,079              78,528
       *   Arrow Electronics, Inc.                                                                      10,400             322,400
       *   Aspen Technology, Inc.                                                                        1,000               7,400
       *   Asyst Technologies, Inc.                                                                      2,600              16,172
       *   Atari, Inc.                                                                                   6,588               8,301
       *   Atheros Communications                                                                          100                 969
       *   Atmel Corp.                                                                                  25,300              84,755
       *   ATMI, Inc.                                                                                    2,900              82,969
       *   August Technology Corp.                                                                         400               4,308
       *   Autobytel, Inc.                                                                                 800               4,176
           Autodesk, Inc.                                                                               18,800             784,336
           Automatic Data Processing, Inc.                                                              43,400           2,039,800
       *   Avaya, Inc.                                                                                  39,700             473,224
       *   Avici Systems, Inc.                                                                             300               1,272
       *   Avid Technology, Inc.                                                                         2,721             137,356
       *   Avnet, Inc.                                                                                  12,100             272,250
       *   Avocent Corp.                                                                                 3,200              93,888
           AVX Corp.                                                                                    12,700             173,990
       *   Aware, Inc.                                                                                     900               5,364
       *   Axcelis Technologies, Inc.                                                                    5,500              26,070
       *   Axesstel, Inc.                                                                                  795               1,574
     * #   Bankrate, Inc.                                                                                1,300              41,925
       *   BEA Systems, Inc.                                                                            30,800             270,116
       *   BearingPoint, Inc.                                                                           12,200              88,816
           Bel Fuse, Inc. Class B                                                                          800              26,824
           Belden CDT, Inc.                                                                              1,600              37,376
       *   Bell Microproducts, Inc.                                                                      1,800              15,480
       *   Benchmark Electronics, Inc.                                                                   2,600              79,690
       *   BindView Development Corp.                                                                    1,900               7,524
       *   BISYS Group, Inc.                                                                             9,700             129,980
           Black Box Corp.                                                                               1,000              46,710
       *   Blackboard, Inc.                                                                                700              21,658
       *   Blue Coat Systems, Inc.                                                                         900              40,761
       *   BMC Software, Inc.                                                                           16,400             336,036
       *   Bookham, Inc.                                                                                   600               2,820
       *   Borland Software Corp.                                                                          100                 607
       *   Bottomline Technologies, Inc.                                                                 1,500              16,650
       *   Brightpoint, Inc.                                                                             1,987              55,928
       *   Broadcom Corp.                                                                               19,300             898,222
       *   Brocade Communications Systems, Inc.                                                          1,300               5,681
       *   Brooks Automation, Inc.                                                                       1,665              21,412
       *   BSQUARE Corp.                                                                                   100                 250
     * #   Cabot Microelectronics Corp.                                                                  2,000              61,860
       *   CACI International, Inc. Class A                                                              2,500             138,400
       *   Cadence Design Systems, Inc                                                                  23,200             397,648
       *   CalAmp Corp.                                                                                  1,100              12,760

       *   California Micro Devices Corp.                                                                  900               8,253
       *   Captaris, Inc.                                                                                  500               2,045
       *   Captiva Software Corp.                                                                          500              11,055
       *   Carreker Corp.                                                                                1,100               5,522
       *   Carrier Access Corp.                                                                          1,400               6,790
       *   Catalyst Semiconductor, Inc.                                                                    500               2,375
       *   Catapult Communications Corp.                                                                 1,050              17,756
       *   CCC Information Services Group, Inc.                                                            700              18,277
       *   C-COR, Inc.                                                                                   2,998              16,999
           CDW Corp.                                                                                     6,500             381,225
     * #   CellStar Corp.                                                                                  100                 210
       *   Centillium Communications, Inc.                                                               1,790               8,234
       *   Ceridian Corp.                                                                               12,300             295,200
           Certegy, Inc.                                                                                 4,800             193,008
       *   CheckFree Corp.                                                                               6,400             299,840
       *   Checkpoint Systems, Inc.                                                                      3,000              71,850
       *   Chordiant Software, Inc.                                                                      3,000               8,190
       *   Ciber, Inc.                                                                                   4,000              24,600
       *   Ciena Corp.                                                                                  18,500              55,315
       *   Cirrus Logic, Inc.                                                                            6,800              51,408
       *   Cisco Sytems, Inc.                                                                          443,750           7,783,375
       *   Citrix Systems, Inc.                                                                         12,700             344,678
       *   CMGI, Inc.                                                                                    1,400               2,422
       *   CNET Networks, Inc.                                                                          10,200             152,898
           Cognex Corp.                                                                                  3,500             108,290
       *   Cognizant Technology Solutions Corp.                                                          9,545             463,792
       *   Coherent, Inc.                                                                                2,200              69,498
           Cohu, Inc.                                                                                    1,600              42,672
       *   CommScope, Inc.                                                                               4,600              94,346
           Computer Associates International, Inc.                                                      51,744           1,475,221
       *   Computer Horizons Corp.                                                                         400               1,636
       *   Computer Sciences Corp.                                                                      14,200             713,266
       *   Compuware Corp.                                                                              33,416             308,430
       *   Comtech Telecommunications Corp.                                                              1,800              78,480
       *   Comverse Technology, Inc.                                                                    16,700             437,707
       *   Concur Technologies, Inc.                                                                     2,100              26,523
       *   Concurrent Computer Corp.                                                                     1,800               3,564
       *   Conexant Systems, Inc.                                                                        7,911              19,540
     * #   Convera Corp.                                                                                 3,000              46,800
       *   Convergys Corp.                                                                              11,700             194,220
       *   Corillian Corp.                                                                               1,800               5,022
       *   Corning, Inc.                                                                               106,400           2,154,600
       *   Covansys Corp.                                                                                3,100              45,570
     * #   Cray, Inc.                                                                                    2,300               3,473
       *   Credence Systems Corp.                                                                        5,900              47,849
     * #   Cree, Inc.                                                                                    6,000             160,980
       *   CSG Systems International, Inc.                                                               3,400              81,600
           CTS Corp.                                                                                     1,500              18,045
       *   Cyberguard Corp.                                                                              1,052               9,973
       *   Cyberoptics Corp.                                                                               410               5,170
       *   Cybersource Corp.                                                                             1,800              13,518
       *   Cymer, Inc.                                                                                   2,900             110,838
     * #   Cypress Semiconductor Corp.                                                                  11,000             165,000
           Daktronics, Inc.                                                                              1,500              40,650
           Dataram Corp.                                                                                   200               1,130

       *   Dell, Inc.                                                                                  109,500           3,302,520
           Diebold, Inc.                                                                                 3,800             147,668
       *   Digi International, Inc.                                                                      1,332              17,156
       *   Digimarc Corp.                                                                                  700               4,270
       *   Digital Insight Corp.                                                                         2,400              79,488
       *   Digital River, Inc.                                                                           2,300              59,616
       *   Digital Theater Systems, Inc.                                                                 1,200              17,376
       *   Digitas, Inc.                                                                                 5,900              73,750
       *   Ditech Communications Corp.                                                                     200               1,754
       *   DocuCorp International, Inc.                                                                    400               2,528
       *   Dot Hill Systems Corp.                                                                        2,400              15,888
       *   DSP Group, Inc.                                                                               2,300              59,800
     * #   DST Systems, Inc.                                                                             6,100             362,767
       *   Dycom Industries, Inc.                                                                        3,333              68,093
     * #   EarthLink, Inc.                                                                              10,200             116,688
       *   Echelon Corp.                                                                                 2,300              18,975
       *   eCollege.com, Inc.                                                                            1,400              23,226
       *   EDGAR Online, Inc.                                                                              800               1,528
       *   EFJ, Inc.                                                                                     1,100              10,736
       *   eFunds Corp.                                                                                  3,300              67,947
       *   Electro Scientific Industries, Inc.                                                           2,524              63,504
       *   Electroglas, Inc.                                                                               900               2,727
       *   Electronic Arts, Inc.                                                                        20,000           1,127,200
           Electronic Data Systems Corp.                                                                42,600             981,930
       *   Electronics for Imaging, Inc.                                                                 4,200             117,306
       *   Embarcadero Technologies, Inc.                                                                1,091               8,226
       *   EMC Corp.                                                                                   191,512           2,667,762
       *   EMCORE Corp.                                                                                  3,500              21,490
       *   EMS Technologies, Inc.                                                                          200               3,392
       *   Emulex Corp.                                                                                  6,300             125,559
       *   Entegris, Inc.                                                                               10,566             106,717
       *   Enterasys Networks, Inc.                                                                         23                 300
       *   Entrust, Inc.                                                                                 4,300              21,500
       *   Epicor Software Corp.                                                                         3,700              51,097
       *   EPIQ Systems, Inc.                                                                            1,400              26,614
       *   ePlus, Inc.                                                                                     100               1,448
       *   Equinix, Inc.                                                                                 1,900              75,848
       *   ESS Technology, Inc.                                                                          1,400               4,270
     * #   Euronet Worldwide, Inc.                                                                       2,510              67,820
       *   Exar Corp.                                                                                      100               1,236
       *   Excel Technology, Inc.                                                                        1,000              24,040
       *   Extreme Networks, Inc.                                                                        7,600              37,392
       *   F5 Networks, Inc.                                                                             2,600             137,358
           Factset Research Systems, Inc.                                                                3,850             149,072
       #   Fair Isaac Corp.                                                                              5,535             253,614
       *   Fairchild Semiconductor Corp. Class A                                                         9,934             172,256
     * #   FalconStor Software, Inc.                                                                     3,000              22,770
       *   Fargo Electronics                                                                               600              11,466
     * #   Faro Technologies, Inc.                                                                         900              17,118
       *   FEI Co.                                                                                       2,200              43,912
       *   Filenet Corp.                                                                                 3,300              88,902
           First Data Corp.                                                                             64,915           2,808,872
       *   Fiserv, Inc.                                                                                 15,700             714,507
       *   Flir Systems, Inc.                                                                            4,700             116,184
       *   FormFactor, Inc.                                                                              2,900              81,374

       *   Forrester Research, Inc.                                                                      1,600              29,824
       *   Foundry Networks, Inc.                                                                       12,200             169,458
       *   Freescale Semiconductor, Inc. Class B                                                        12,344             318,475
       *   FSI International, Inc.                                                                         400               1,636
     * #   Gartner Group, Inc.                                                                           7,000              94,360
     * #   Genesis Microchip, Inc.                                                                       2,500              56,000
           Gevity HR, Inc.                                                                               2,100              59,493
       *   Glenayre Technologies, Inc.                                                                   4,778              15,003
     * #   Global Imaging Systems, Inc.                                                                  1,700              61,914
           Global Payments, Inc.                                                                         7,100             310,838
       *   Harmonic, Inc.                                                                                4,800              26,352
       #   Harris Corp.                                                                                 10,600             472,548
       *   HEI, Inc.                                                                                       100                 410
           Henry Jack & Associates, Inc.                                                                 7,500             143,550
       *   Hewitt Associates, Inc. Class A                                                                 340               8,728
           Hewlett-Packard Co.                                                                         244,900           7,266,183
       *   HomeStore, Inc.                                                                               7,100              31,311
       *   Hutchinson Technology, Inc.                                                                   1,700              48,603
       *   Hypercom Corp.                                                                                4,211              26,108
     * #   Hyperion Solutions Corp.                                                                      3,000             158,850
       *   I.D. Systems, Inc.                                                                              200               3,980
       *   Identix, Inc.                                                                                 6,200              30,442
       *   iGATE Capital Corp.                                                                           1,100               4,455
           Imation Corp.                                                                                 2,700             118,692
       *   Immersion Corp.                                                                                 300               1,980
       *   Indus International, Inc.                                                                       300                 900
     * #   Infocrossing, Inc.                                                                            1,100               8,019
       *   InFocus Corp.                                                                                 1,800               6,732
       *   Informatica Corp.                                                                             5,500              61,820
       *   InfoSpace, Inc.                                                                               1,000              26,360
           infoUSA, Inc.                                                                                 3,100              31,403
       *   Ingram Micro, Inc.                                                                           13,300             249,774
       *   Innodata Isogen, Inc.                                                                           700               2,128
       *   Innovex, Inc.                                                                                   100                 413
           Integral Systems, Inc.                                                                          100               2,165
       *   Integrated Device Technology, Inc.                                                           11,000             131,780
       *   Integrated Silicon Solution, Inc.                                                             2,100              14,721
           Intel Corp.                                                                                 496,300          13,241,284
     * #   Intellisync Corp.                                                                             4,500              22,860
       *   Interactive Intelligence, Inc.                                                                  200                 982
       *   Interdigital Communications Corp.                                                             3,100              60,388
       *   Intergraph Corp.                                                                              2,100             100,842
       *   Interland, Inc.                                                                                 700               2,814
           International Business Machines Corp.                                                        84,400           7,503,160
       *   International Rectifier Corp.                                                                 5,600             198,576
       *   Internet Capital Group, Inc.                                                                  1,200               9,960
       *   Internet Security Systems, Inc.                                                               3,500              80,010
           Intersil Corp.                                                                               12,100             310,365
           Inter-Tel, Inc.                                                                               2,000              40,860
       *   Intervideo, Inc.                                                                                300               3,072
       *   Intervoice, Inc.                                                                              2,200              19,030
       *   Interwoven, Inc.                                                                              1,390              13,191
       *   Intevac, Inc.                                                                                 1,200              14,748
       *   Intrado, Inc.                                                                                 1,300              29,354
       *   Intuit, Inc.                                                                                 13,400             717,838

       *   Iomega Corp.                                                                                    900               2,331
       *   Iron Mountain, Inc.                                                                          10,425             430,031
       *   Itron, Inc.                                                                                   1,700              79,475
       *   iVillage, Inc.                                                                                4,600              37,720
       *   Ixia                                                                                          4,100              56,498
       *   IXYS Corp.                                                                                    2,400              28,848
     * #   j2 Global Communications, Inc.                                                                1,700              81,141
       *   Jabil Circuit, Inc.                                                                          17,000             563,040
       *   JDA Software Group, Inc.                                                                      2,100              31,500
       *   JDS Uniphase Corp.                                                                          116,500             299,405
     * #   Juniper Networks, Inc.                                                                       46,288           1,041,017
       *   Jupitermedia Corp.                                                                            2,400              39,288
       *   Keane, Inc.                                                                                   3,100              32,426
           Keithley Instruments, Inc.                                                                      700              11,263
       *   Kemet Corp.                                                                                   4,900              39,200
           KLA-Tencor Corp.                                                                             16,600             849,754
     * #   Komag, Inc.                                                                                   2,200              76,868
       *   Kopin Corp.                                                                                   5,400              36,936
       *   Kronos, Inc.                                                                                  1,550              73,362
       *   Kulicke & Soffa Industries, Inc.                                                              3,200              27,040
       *   Lam Research Corp.                                                                           11,100             416,694
           Landauer, Inc.                                                                                  300              14,670
     * #   LaserCard Corp.                                                                                 500               5,300
       *   Lattice Semiconductor Corp.                                                                   5,500              26,895
     * #   Lawson Software, Inc.                                                                         7,702              58,458
       *   LeCroy Corp.                                                                                    500               8,160
     * #   Lexar Media, Inc.                                                                             5,600              47,768
       *   Lexmark International, Inc.                                                                     700              33,334
       *   Lightbridge, Inc.                                                                               900               8,883
           Linear Technology Corp.                                                                      24,900             929,019
       *   Lionbridge Technologies, Inc.                                                                 4,100              26,650
       *   Littlefuse, Inc.                                                                              1,900              49,286
       *   LoJack Corp.                                                                                  1,200              33,816
       *   LSI Logic Corp.                                                                              33,800             277,498
       *   LTX Corp.                                                                                     2,200               9,768
       *   Lucent Technologies, Inc.                                                                   305,200             851,508
       *   Macromedia, Inc.                                                                              4,100             183,926
       *   Macrovision Corp.                                                                             3,200              49,728
       *   Magma Design Automation, Inc.                                                                 2,600              21,970
       *   Manhattan Associates, Inc.                                                                    2,200              47,102
       *   Mapinfo Corp.                                                                                 1,400              20,118
     * #   Marchex, Inc. Class B                                                                         1,200              28,080
       *   Mastec, Inc.                                                                                  4,100              40,467
     * #   Mattson Technology, Inc.                                                                      4,100              40,672
           Maxim Integrated Products, Inc.                                                              27,300             997,815
           Maximus, Inc.                                                                                 1,600              58,240
       *   Maxtor Corp.                                                                                 17,800              72,268
       *   Maxwell Technologies, Inc.                                                                      900              12,726
       *   McAfee, Inc.                                                                                 12,500             347,625
       *   McDATA Corp. Class A                                                                          6,940              25,262
       *   MedQuist, Inc.                                                                                  900               9,738
     * #   MEMC Electronic Materials, Inc.                                                              14,900             333,462
       *   Mentor Graphics Corp.                                                                         3,500              31,360
       *   Mercury Computer Systems, Inc.                                                                1,500              29,970
       *   Mercury Interactive Corp.                                                                     3,500              97,300

       *   Merix Corp.                                                                                     400               2,668
       *   MetaSolv, Inc.                                                                                1,700               4,845
           Methode Electronics, Inc.                                                                     1,000              10,450
       *   Metrologic Instruments, Inc.                                                                  1,700              33,235
       *   Micrel, Inc.                                                                                  5,900              71,272
       *   Micro Linear Corp.                                                                              200                 354
           Microchip Technology, Inc.                                                                   16,350             545,436
       *   Micromuse, Inc.                                                                               4,500              33,345
       *   Micron Technology, Inc.                                                                      50,300             717,278
       *   Micros Systems, Inc.                                                                          2,600             125,606
     * #   Microsemi Corp.                                                                               4,000             111,000
           Microsoft Corp.                                                                             822,500          22,791,475
       *   MicroStrategy, Inc.                                                                           1,000              73,870
       *   Microtune, Inc.                                                                               3,884              18,993
     * #   Midway Games, Inc.                                                                            5,900             129,328
     * #   Mindspeed Technologies, Inc.                                                                  4,700               8,648
       *   MIPS Technologies, Inc.                                                                         100                 591
       *   MIVA, Inc.                                                                                    1,355               6,816
       *   MKS Instruments, Inc.                                                                         2,800              52,836
       *   Mobility Electronics, Inc.                                                                    2,200              24,728
       *   Moldflow Corp.                                                                                  500               7,150
           Molex, Inc.                                                                                   2,000              53,580
           Molex, Inc. Class A                                                                           7,300             189,289
           MoneyGram International, Inc.                                                                 6,100             157,868
           Motorola, Inc.                                                                              207,900           5,008,311
       *   MPS Group, Inc.                                                                               6,000              75,420
       *   MRO Software, Inc.                                                                            2,200              33,528
     * #   MSC.Software Corp.                                                                              900              14,940
           MTS Systems Corp.                                                                             1,400              49,378
       *   Multi-Fineline Electronix, Inc.                                                                 700              25,900
     * #   Nanometrics, Inc.                                                                               500               5,550
       *   Napco Security Systems, Inc.                                                                    100               1,605
           National Instruments Corp.                                                                    6,200             160,022
       #   National Semiconductor Corp.                                                                 27,700             716,876
       *   NAVTEG Corp.                                                                                  3,100             130,200
       *   NCR Corp.                                                                                    13,900             471,905
       *   Neoforma, Inc.                                                                                  200               1,970
       *   Neoware Systems, Inc.                                                                         1,300              28,431
       *   NETGEAR, Inc.                                                                                 2,500              48,250
       *   NetIQ Corp.                                                                                   2,600              31,070
       *   Netlogic Microsystems, Inc.                                                                     100               2,606
     * #   Netopia, Inc.                                                                                   400               1,200
       *   NetRatings, Inc.                                                                              2,923              39,461
       *   NetScout Systems, Inc.                                                                          900               5,022
       *   Network Appliance, Inc.                                                                      24,400             710,528
       *   Network Equipment Technologies, Inc.                                                          1,000               4,690
       *   Newport Corp.                                                                                 2,500              34,500
       *   NIC, Inc.                                                                                     4,300              26,230
       *   NMS Communications Corp.                                                                      2,600              10,192
       *   Novatel Wireless, Inc.                                                                        2,200              29,964
       *   Novell, Inc.                                                                                 33,000             256,740
       *   Novellus Systems, Inc.                                                                       11,763             290,193
       *   Nuance Communications, Inc.                                                                  10,930              67,985
     * #   Nvidia Corp.                                                                                 12,900             466,593
     * #   NYFIX, Inc.                                                                                     800               3,300

     * #   OmniVision Technologies, Inc.                                                                 3,800              67,260
       *   ON Semiconductor Corp.                                                                       11,100              64,380
       *   Online Resources Corp.                                                                        1,700              19,924
       *   ONYX Software Corp.                                                                             600               1,980
       *   Open Solutions, Inc.                                                                            900              19,944
       *   Openwave Systems, Inc.                                                                        4,333              71,971
       *   OPNET Technologies, Inc.                                                                        500               4,805
       *   Opsware, Inc.                                                                                 3,100              18,290
       *   Oracle Corp.                                                                                355,050           4,462,979
     * #   OSI Systems, Inc.                                                                               700              13,181
       *   Overland Storage, Inc.                                                                          500               3,980
       *   Packeteer, Inc.                                                                                 600               5,520
       *   Palm, Inc.                                                                                    4,100             116,358
       *   Parametric Technology Corp.                                                                  19,150             112,028
           Park Electrochemical Corp.                                                                    1,500              37,860
     * #   Parkervision, Inc.                                                                              800               6,608
       *   Paxar Corp.                                                                                   2,200              42,086
           Paychex, Inc.                                                                                28,500           1,208,685
       *   PC Connection, Inc.                                                                           1,100               6,996
       *   PC-Tel, Inc.                                                                                    500               4,530
       *   PDF Solutions, Inc.                                                                           1,900              29,716
       *   Pegasus Solutions, Inc.                                                                         100                 711
       *   Perficient, Inc.                                                                                500               4,360
       *   Performance Technologies, Inc.                                                                  400               3,604
       *   Pericom Semiconductor Corp.                                                                     400               3,140
       *   Perot Systems Corp.                                                                           9,300             129,270
       *   Phoenix Technologies, Ltd.                                                                      700               4,431
       *   Photon Dynamics, Inc.                                                                         1,100              20,240
       *   Photronics, Inc.                                                                              2,800              44,464
       *   Pixelworks, Inc.                                                                              1,000               5,350
       *   Planar Systems, Inc.                                                                            500               4,850
           Plantronics, Inc.                                                                             3,100              85,622
       *   PLATO Learning, Inc.                                                                            600               4,332
       *   Plexus Corp.                                                                                  3,200              68,800
       *   PLX Technology, Inc.                                                                          1,600              15,792
       *   PMC-Sierra, Inc.                                                                              4,000              31,480
       *   Polycom, Inc.                                                                                 1,400              22,974
       *   Portal Software, Inc.                                                                         1,000               2,360
       *   Power Integrations, Inc.                                                                      2,300              50,163
       *   Powerwave Technologies, Inc.                                                                  8,460             106,258
       *   Presstek, Inc.                                                                                2,700              24,921
       *   Progress Software Corp.                                                                       2,700              83,538
           QAD, Inc.                                                                                     1,068               8,330
       *   QLogic Corp.                                                                                  4,900             161,994
           Qualcomm, Inc.                                                                              136,900           6,224,843
           Quality Systems, Inc.                                                                         1,200              97,344
       *   Quantum Corp.                                                                                14,900              44,551
       *   Quest Software, Inc.                                                                          7,700             121,275
       *   QuickLogic Corp.                                                                                700               2,492
       *   Radiant Systems, Inc.                                                                         1,900              24,757
       *   RadiSys Corp.                                                                                 1,760              32,208
       *   RAE Systems, Inc.                                                                             1,800               6,552
     * #   Rambus, Inc.                                                                                  5,000              83,950
       *   Ramtron International Corp.                                                                     800               1,864
       *   RealNetworks, Inc.                                                                           11,900             102,935

       *   Red Hat, Inc.                                                                                12,600             296,982
       *   Redback Networks, Inc.                                                                        4,100              55,309
       *   REMEC, Inc.                                                                                   1,627               1,904
           Renaissance Learning, Inc.                                                                    2,187              43,390
           Reynolds & Reynolds Co.                                                                       4,300             117,132
     * #   RF Micro Devices, Inc.                                                                       15,000              85,200
           Richardson Electronics, Ltd.                                                                    400               2,864
       *   Rimage Corp.                                                                                    300               8,595
       *   Riverstone Networks, Inc.                                                                       600                 299
       *   Rofin-Sinar Technologies, Inc.                                                                1,200              51,804
       *   Rogers Corp.                                                                                  1,300              49,790
       *   RSA Security, Inc.                                                                            5,400              70,200
       *   Rudolph Technologies, Inc.                                                                      600               7,710
       *   S1 Corp.                                                                                      2,300              10,097
           Sabre Holdings Corp.                                                                          8,400             192,108
       *   SafeNet, Inc.                                                                                 1,387              49,308
       *   Sandisk Corp.                                                                                13,698             699,420
       *   Sanmina-SCI Corp.                                                                             8,900              36,846
       *   Sapient Corp.                                                                                 7,700              47,894
       *   SBS Technologies, Inc.                                                                          500               5,150
       *   ScanSource, Inc.                                                                                900              53,361
           Scientific-Atlanta, Inc.                                                                     13,400             567,088
       *   Seachange International, Inc.                                                                 1,400              10,766
       *   Secure Computing Corp.                                                                        2,400              32,976
       *   Selectica, Inc.                                                                                 600               1,680
       *   Semitool, Inc.                                                                                1,900              18,088
       *   Semtech Corp.                                                                                 3,800              75,658
       *   Serena Software, Inc.                                                                         2,600              60,944
       *   SI International, Inc.                                                                          900              24,435
       #   Siebel Systems, Inc.                                                                         40,689             427,235
       *   Sigma Designs, Inc.                                                                             900              12,627
       *   Sigmatel, Inc.                                                                                  900              13,104
       *   Silicon Image, Inc.                                                                           1,800              17,478
     * #   Silicon Laboratories, Inc.                                                                    3,800             147,630
       *   Silicon Storage Technology, Inc.                                                                500               2,755
       *   SimpleTech, Inc.                                                                              2,327               8,773
       *   Sirenza Microdevices, Inc.                                                                    1,700               6,698
       *   Skyworks Solutions, Inc.                                                                      8,900              47,971
       *   SM&A                                                                                            800               6,640
       *   Solectron Corp.                                                                              78,900             283,251
       *   Sonic Solutions, Inc.                                                                         1,714              26,396
       *   SonicWALL, Inc.                                                                               3,800              28,234
       *   Sonus Networks, Inc.                                                                         16,900              69,459
           SpectraLink Corp.                                                                             1,000              12,910
       *   SPSS, Inc.                                                                                    1,300              37,544
       *   SRA International, Inc.                                                                       2,900              88,827
       *   SRS Labs, Inc.                                                                                  600               3,462
       *   Staktek Holdings, Inc.                                                                          400               2,300
       *   Standard Microsystems Corp.                                                                   1,652              49,395
           StarTek, Inc.                                                                                   600               9,966
       *   Stellent, Inc.                                                                                1,900              19,817
       *   Stratasys, Inc.                                                                                 700              16,597
       *   Stratex Networks, Inc.                                                                        2,800               9,240
       *   Stratos International, Inc.                                                                     200               1,196
       *   Sun Microsystems, Inc.                                                                      281,853           1,062,586

       *   Superior Essex, Inc.                                                                          1,100              20,735
       *   Supertex, Inc.                                                                                  900              38,016
       *   SupportSoft, Inc.                                                                             2,400               9,600
       *   Sybase, Inc.                                                                                  7,200             161,640
       *   Sycamore Networks, Inc.                                                                       9,600              39,072
       *   Sykes Enterprises, Inc.                                                                       3,000              41,400
       *   Symantec Corp.                                                                               81,469           1,439,557
           Symbol Technologies, Inc.                                                                    10,990             125,616
       *   Symmetricom, Inc.                                                                             3,000              26,280
     * #   Synaptics, Inc.                                                                               1,800              48,438
       *   SYNNEX Corp.                                                                                  1,000              15,650
       *   Synopsys, Inc.                                                                               12,296             240,018
       *   Synplicity, Inc.                                                                              1,100               8,415
           Syntel, Inc.                                                                                  3,100              63,736
       *   Take-Two Interactive Software, Inc.                                                           4,900              89,425
           TALX Corp.                                                                                    1,500              61,875
     * #   Taser International, Inc.                                                                     2,600              15,860
       *   Tech Data Corp.                                                                               4,900             192,619
           Technitrol, Inc.                                                                              1,300              23,010
     * #   Tekelec                                                                                       5,100              66,300
           Tektronix, Inc.                                                                               6,845             175,164
     * #   TeleCommunication Systems, Inc.                                                               1,300               2,925
     * #   Telkonet, Inc.                                                                                2,200              10,230
       *   Tellabs, Inc.                                                                                38,015             390,034
       *   Telular Corp.                                                                                   300                 951
       *   Teradyne, Inc.                                                                               16,000             234,080
       *   Terayon Communication Systems, Inc.                                                           5,200              10,764
       *   Terremark Worldwide, Inc.                                                                     7,600              26,448
       *   Tessera Technologies, Inc.                                                                    1,435              39,463
           Texas Instruments, Inc.                                                                     134,500           4,368,560
       *   TheStreet.com, Inc.                                                                             900               4,464
       *   THQ, Inc.                                                                                     4,850             110,192
       *   TIBCO Software, Inc.                                                                         18,100             151,497
       *   Tier Technologies, Inc. Class B                                                                 500               4,160
       *   Tollgrade Communications, Inc.                                                                  200               2,180
           Total System Services, Inc.                                                                  14,800             319,088
       *   Transaction Systems Architects, Inc.                                                          2,400              69,840
     * #   Travelzoo, Inc.                                                                                 900              19,539
     * #   Trident Microsystems, Inc.                                                                    3,200              60,288
       *   Trimble Navigation, Ltd.                                                                      3,995             130,157
       *   Triquint Semiconductor, Inc.                                                                  5,100              22,950
       *   TTM Technologies, Inc.                                                                        2,700              24,678
       *   Tumbleweed Communications Corp.                                                               2,100               6,111
       *   Tut Systems, Inc.                                                                             1,100               3,366
       *   Tyler Technologies, Inc.                                                                      3,200              28,000
       *   Ulticom, Inc.                                                                                 3,300              38,016
       *   Ultimate Software Group, Inc.                                                                 1,500              25,815
       *   Ultratech, Inc.                                                                               1,900              31,217
       *   Unisys Corp.                                                                                 24,500             150,675
           United Online, Inc.                                                                           4,450              62,790
     * #   Universal Display Corp.                                                                       1,900              22,135
       *   Unova, Inc.                                                                                   4,600             129,398
     * #   UTStarcom, Inc.                                                                               2,400              19,896
       *   ValueClick, Inc.                                                                              6,700             126,496
       *   Varian Semiconductor Equipment Associates, Inc.                                               3,000             132,060

       *   Veeco Instruments, Inc.                                                                       2,400              42,504
       *   VendingData Corp.                                                                               400               1,420
       *   Verint Systems, Inc.                                                                          2,300              86,549
       *   VeriSign, Inc.                                                                               17,500             389,025
       *   Verity, Inc.                                                                                  2,000              26,360
       *   Viasat, Inc.                                                                                  2,300              63,595
       *   Vignette Corp.                                                                                1,650              29,222
     * #   Viisage Technology, Inc.                                                                      2,600              16,484
       *   Virage Logic Corp.                                                                            1,600              16,784
       *   Vishay Intertechnology, Inc.                                                                 14,212             182,340
       *   Vitesse Semiconductor, Inc.                                                                   1,000               2,110
       *   Vitria Technology, Inc.                                                                       1,200               3,336
     * #   Vyyo, Inc.                                                                                      500               2,790
       *   WatchGuard Technologies, Inc.                                                                   600               2,136
       *   WebEx Communications, Inc.                                                                    3,400              80,954
       *   webMethods, Inc.                                                                              4,300              34,744
       *   Websense, Inc.                                                                                1,300              84,435
       *   WebSideStory, Inc.                                                                              200               3,600
       *   Westell Technologies, Inc.                                                                    2,100               9,933
     * #   Western Digital Corp.                                                                        15,800             235,736
       *   White Electronics Designs Corp.                                                                 400               2,020
       *   Wind River Systems, Inc.                                                                      5,500              75,790
       *   Witness Systems, Inc.                                                                         1,800              36,090
       *   Wright Express Corp.                                                                            100               2,436
       *   Xerox Corp.                                                                                  83,900           1,191,380
           Xilinx, Inc.                                                                                 22,500             594,900
           X-Rite, Inc.                                                                                  1,200              13,284
       *   Yahoo!, Inc.                                                                                 94,000           3,781,620
       *   Zebra Technologies Corp. Class A                                                              2,400             108,312
       *   Zhone Technologies, Inc.                                                                      5,441              12,025
     * #   Zix Corp.                                                                                        53                  93
       *   Zomax, Inc.                                                                                     167                 367
       *   Zoran Corp.                                                                                   3,005              50,845
       *   Zygo Corp.                                                                                    1,100              15,499
                                                                                                                 -----------------
Total Information Technology                                                                                           164,899,434
                                                                                                                 -----------------
Health Care -- (12.5%)
     * #   aaiPharma, Inc.                                                                                 348                  84
           Abbott Laboratories                                                                          97,200           3,665,412
     * #   Abgenix, Inc.                                                                                 6,600              90,486
       *   Acadia Pharmaceuticals, Inc.                                                                    300               2,631
       *   Accelrys, Inc.                                                                                  300               2,430
       *   Acusphere, Inc.                                                                                 400               1,960
       *   Adolor Corp.                                                                                  2,900              42,253
       *   Advanced Medical Optics, Inc.                                                                 5,581             236,690
     * #   ADVENTRX Pharmaceuticals, Inc.                                                                2,400               6,720
           Aetna, Inc.                                                                                  26,700           2,469,483
       *   Affymetrix, Inc.                                                                              4,600             226,504
       *   Air Methods Corp.                                                                               500               7,525
       *   Akorn, Inc.                                                                                     400               1,640
     * #   Aksys, Ltd.                                                                                     100                  93
       *   Albany Molecular Research, Inc.                                                               2,100              25,704
       *   Alexion Pharmaceuticals, Inc.                                                                 2,100              40,971
       *   Align Technology, Inc.                                                                        3,100              21,452
       *   Alkermes, Inc.                                                                                6,000             109,080

       #   Allergan, Inc.                                                                               11,400           1,140,000
       *   Alliance Imaging, Inc.                                                                        2,600              14,456
       *   Allos Therapeutics, Inc.                                                                        300                 627
     * #   Allscripts Healthcare Solutions, Inc.                                                         2,800              37,520
       *   Alnylam Pharmaceuticals, Inc.                                                                   800              10,048
           Alpharma, Inc. Class A                                                                        2,600              68,692
     * #   Amedisys, Inc.                                                                                1,300              57,694
       *   America Services Group, Inc.                                                                    850              14,662
       *   American Healthways, Inc.                                                                     2,600             115,466
       *   American Medical Systems Holdings, Inc.                                                       5,200              95,680
       *   American Pharmaceutical Partners, Inc.                                                        5,300             201,506
       *   American Retirement Corp.                                                                     2,200              54,164
       *   AMERIGROUP Corp.                                                                              3,800              70,908
           AmerisourceBergen Corp.                                                                       9,600             771,360
       *   Amgen, Inc.                                                                                  96,860           7,838,880
       *   AMICAS, Inc.                                                                                  2,000               9,500
       *   AMN Healthcare Services, Inc.                                                                 2,100              40,005
       *   Amsurg Corp.                                                                                  2,250              54,247
       *   Amylin Pharmaceuticals, Inc.                                                                  7,600             284,316
           Analogic Corp.                                                                                1,100              52,756
       *   Andrx Corp.                                                                                   5,100              90,729
     * #   Antigenics, Inc.                                                                              2,053              11,230
           Applera Corp. - Applied Biosystems Group                                                     15,500             427,490
       *   Applera Corp. - Celera Genomics Group                                                         4,400              54,648
       *   Apria Healthcare Group, Inc.                                                                  3,700              90,502
       *   Arena Pharmaceuticals, Inc.                                                                   2,900              31,262
       *   Ariad Pharmaceuticals, Inc.                                                                   4,000              24,680
       *   Arqule, Inc.                                                                                  2,100              14,553
       *   Array BioPharma, Inc.                                                                         2,000              13,440
           Arrow International, Inc.                                                                     3,100              92,473
       *   Arthrocare Corp.                                                                              2,000              76,500
       *   Aspect Medical Systems, Inc.                                                                  1,600              60,272
       *   AtheroGenics, Inc.                                                                            1,700              25,483
     * #   ATS Medical, Inc.                                                                               300                 900
       *   AVANIR Pharmaceuticals Class A                                                                7,700              21,637
     * #   AVI BioPharma, Inc.                                                                           2,200               7,392
           Bard (C.R.), Inc.                                                                             8,300             538,421
       *   Barr Laboratories, Inc.                                                                       8,325             477,439
       #   Bausch & Lomb, Inc.                                                                           4,800             390,048
           Baxter International, Inc.                                                                   49,900           1,940,611
           Beckman Coulter, Inc.                                                                         3,400             189,346
           Becton Dickinson & Co.                                                                       16,400             954,972
       *   Bentley Pharmaceuticals, Inc.                                                                 1,500              26,865
       *   Beverly Enterprises, Inc.                                                                     5,700              67,944
       *   BioCryst Pharmaceuticals, Inc.                                                                1,897              30,807
       *   Bioenvision, Inc.                                                                             2,200              12,056
       *   Biogen Idec, Inc.                                                                            23,550           1,008,175
       *   Bio-Imaging Technologies, Inc.                                                                  400               1,020
       *   BioMarin Pharmaceutical, Inc.                                                                 3,700              36,038
           Biomet, Inc.                                                                                 18,000             641,160
       *   Bio-Reference Laboratories, Inc.                                                                600              10,884
       *   BioSante Pharmaceuticals, Inc.                                                                  400               1,784
       *   BioScrip, Inc.                                                                                1,645              14,673
       *   Biosite, Inc.                                                                                 1,400              82,572
       *   BioSphere Medical, Inc.                                                                         300               1,674

       *   Boston Scientific Corp.                                                                      34,800             921,504
     * #   Bradley Pharmaceuticals, Inc.                                                                   900              11,205
           Bristol-Myers Squibb Co.                                                                     57,000           1,230,630
       *   Bruker BioSciences Corp.                                                                      7,410              36,828
       *   Caliper Life Sciences, Inc.                                                                   1,200               8,664
           Cambrex Corp.                                                                                 1,400              25,270
       *   Candela Corp.                                                                                 1,400              20,160
       *   Cantel Medical Corp.                                                                          1,150              21,056
       *   Capital Senior Living Corp.                                                                     200               2,020
       *   Caraco Pharmaceutical Laboratories, Ltd.                                                        900               8,298
       *   Cardiac Science Corp.                                                                           385               3,611
           Cardinal Health, Inc.                                                                        33,782           2,160,359
     * #   Cardiotech International, Inc.                                                                  800               2,184
       *   Caremark Rx, Inc.                                                                            40,798           2,096,609
       *   Celgene Corp.                                                                                11,900             724,948
     * #   Cell Genesys, Inc.                                                                            2,900              16,878
     * #   Cell Therapeutics, Inc.                                                                       1,700               3,570
       *   Centene Corp.                                                                                 2,900              69,629
     * #   Cephalon, Inc.                                                                                4,540             230,859
       *   Cepheid, Inc.                                                                                 2,100              23,079
     * #   Cerner Corp.                                                                                  3,000             289,200
       *   Cerus Corp.                                                                                   1,000               8,940
       *   Charles River Laboratories International, Inc.                                                5,820             265,159
           Chemed Corp.                                                                                  1,900              96,330
     * #   Chiron Corp.                                                                                 14,700             651,210
       *   Cholestech Corp.                                                                                600               5,688
           Cigna Corp.                                                                                  11,900           1,338,988
       #   Clinical Data, Inc.                                                                               4                  86
           CNS, Inc.                                                                                     1,100              25,300
       *   Collagenex Pharmaceuticals, Inc.                                                                800               7,808
       *   Columbia Laboratories, Inc.                                                                     600               2,256
     * #   Community Health Systems, Inc.                                                                8,200             328,738
           Computer Programs & Systems, Inc.                                                               900              36,234
     * #   Conceptus, Inc.                                                                               1,600              24,752
       *   Conmed Corp.                                                                                  2,100              47,439
       *   Connetics Corp.                                                                               2,100              27,846
           Cooper Companies, Inc.                                                                        4,165             228,242
       *   Corcept Therapeutics, Inc.                                                                      400               1,816
       *   Corgentech, Inc.                                                                                200                 456
     * #   Cortex Pharmaceuticals, Inc.                                                                    600               1,434
       *   Cotherix, Inc.                                                                                  100               1,241
       *   Covance, Inc.                                                                                 5,300             251,962
       *   Coventry Health Care, Inc.                                                                   13,657             813,547
     * #   Critical Therapeutics, Inc.                                                                   2,200              14,234
       *   Criticare Systems, Inc.                                                                         400               1,880
       *   Cross Country Healthcare, Inc.                                                                2,100              38,808
       *   CryoLife, Inc.                                                                                  900               3,420
       *   Cubist Pharmaceuticals, Inc.                                                                  3,800              85,918
       *   CuraGen Corp.                                                                                 3,800              15,656
       *   Curis, Inc.                                                                                   2,600              10,166
       *   Cutera, Inc.                                                                                    400              15,832
       *   CV Therapeutics, Inc.                                                                         2,700              66,771
     * #   Cyberonics, Inc.                                                                              1,400              39,494
       *   Cypress Bioscience, Inc.                                                                      2,100              11,865
     * #   Cytogen Corp.                                                                                   400               1,220

     * #   Cytyc Corp.                                                                                   8,100             222,831
           Dade Behring Holdings, Inc.                                                                   7,900             323,031
           Datascope Corp.                                                                               1,300              45,630
       *   DaVita, Inc.                                                                                  7,950             417,295
     * #   Dendreon Corp.                                                                                4,400              26,004
       *   Dendrite International, Inc.                                                                  3,100              58,404
           Dentsply International, Inc.                                                                  7,150             397,754
     * #   DepoMed, Inc.                                                                                   500               3,005
       #   Diagnostic Products Corp.                                                                     2,200             100,210
       *   Digene Corp.                                                                                  1,600              43,872
       *   Dionex Corp.                                                                                  1,200              56,676
       *   Discovery Laboratories, Inc.                                                                  3,900              26,208
       *   Discovery Partners International, Inc.                                                          100                 235
       *   Diversa Corp.                                                                                 2,700              13,824
       *   DJ Orthopedics, Inc.                                                                          1,900              59,204
       *   DOV Pharmaceutical, Inc.                                                                      1,600              23,104
     * #   Durect Corp.                                                                                  4,300              22,532
       *   DUSA Pharmaceuticals, Inc.                                                                      800               7,984
       *   Dyax Corp.                                                                                    1,700               7,463
       *   Dynacq Healthcare, Inc.                                                                         500               1,545
       *   Dynavax Technologies Corp.                                                                    1,300               5,824
       *   Edwards Lifesciences Corp.                                                                    4,600             183,954
           Eli Lilly & Co.                                                                              48,000           2,424,000
     * #   Emdeon Corp.                                                                                 28,600             218,790
       *   Emisphere Technologies, Inc.                                                                    700               3,283
       *   Encore Medical Corp.                                                                          3,100              16,368
       *   Encysive Pharmaceuticals, Inc.                                                                4,300              48,891
       *   Endologix, Inc.                                                                                 800               4,912
     * #   Entremed, Inc.                                                                                2,200               4,730
       *   Enzo Biochem, Inc.                                                                            2,406              32,818
       *   EPIX Pharmaceuticals, Inc.                                                                      100                 493
       *   eResearch Technology, Inc.                                                                    3,050              39,467
       *   Exact Sciences Corp.                                                                            900               1,314
       *   Exelixis, Inc.                                                                                5,600              45,248
       *   Express Scripts, Inc.                                                                        11,000             929,060
       *   E-Z-EM, Inc.                                                                                    100               2,093
       *   First Horizon Pharmaceutical Corp.                                                            3,200              56,384
     * #   Fisher Scientific International, Inc.                                                         9,948             641,447
       *   Five Star Quality Care, Inc.                                                                    400               2,904
       *   Forest Laboratories, Inc.                                                                    28,600           1,117,402
     * #   Genentech, Inc.                                                                              79,500           7,601,790
       *   Genesis HealthCare Corp.                                                                      1,050              44,152
       *   Gen-Probe, Inc.                                                                               3,600             166,212
       *   Gentiva Health Services, Inc.                                                                 1,900              31,179
       *   Genzyme Corp.                                                                                21,168           1,573,629
     * #   Geron Corp.                                                                                   5,100              45,798
       *   Gilead Sciences, Inc.                                                                        34,500           1,748,805
       *   Greatbatch, Inc.                                                                              1,700              49,266
           Guidant Corp.                                                                                17,800           1,097,904
       *   Haemonetics Corp.                                                                             2,000             102,260
       *   Hanger Orthopedic Group, Inc.                                                                 1,000               6,330
       *   Harvard Bioscience, Inc.                                                                        300               1,155
           HCA, Inc.                                                                                    36,494           1,860,829
           Health Management Associates, Inc.                                                           20,300             475,426
       *   Health Net, Inc.                                                                              8,900             454,167

       *   HealthExtras, Inc.                                                                            2,700              61,074
       *   HealthTronics Surgical Services, Inc.                                                         2,500              18,350
     * #   Hemispherx Biopharma, Inc.                                                                    1,700               4,233
           Hillenbrand Indutries, Inc.                                                                   2,100             102,060
       *   Hi-Tech Pharmacal Co., Inc.                                                                     800              30,568
       *   HMS Holdings Corp.                                                                              700               5,285
     * #   Hollis-Eden Pharmaceuticals, Inc.                                                               800               4,288
       *   Hologic, Inc.                                                                                 1,800             127,926
           Hooper Holmes, Inc.                                                                           2,900               8,468
       *   Horizon Health Corp.                                                                            100               2,322
       *   Hospira, Inc.                                                                                12,220             539,513
     * #   Human Genome Sciences, Inc.                                                                   5,600              51,800
       *   Humana, Inc.                                                                                 14,100             646,203
     * #   ICOS Corp.                                                                                    3,800             108,262
       *   ICU Medical, Inc.                                                                             1,250              44,975
       *   IDEXX Laboratories, Inc.                                                                      2,300             164,565
       *   IDX Systems Corp.                                                                             2,200              96,074
       *   I-Flow Corp.                                                                                  1,400              18,354
       *   Illumina, Inc.                                                                                2,700              42,525
       *   ImClone Systems, Inc.                                                                         5,600             181,496
     * #   Immtech International, Inc.                                                                     500               3,975
       *   Immucor, Inc.                                                                                 2,837              70,272
       *   Immunicon Corp.                                                                                 100                 417
       *   ImmunoGen, Inc.                                                                               2,900              16,037
     * #   Immunomedics, Inc.                                                                            1,400               2,842
       *   IMPATH Bankruptcy Liquidating Trust                                                           1,000               2,100
     * #   Impax Laboratories, Inc.                                                                      2,900              28,840
     * #   Implant Sciences Corp.                                                                          500               2,035
           IMS Health, Inc.                                                                             15,500             378,975
       *   Incyte Corp.                                                                                  1,488               8,273
       *   Indevus Pharmaceuticals, Inc.                                                                   800               3,208
       *   Inspire Pharmaceuticals, Inc.                                                                 3,400              24,616
       *   Integra LifeSciences Holdings                                                                 2,200              80,388
       *   Intermagnetics General Corp.                                                                  2,100              70,224
       *   InterMune, Inc.                                                                               2,100              30,345
     * #   Introgen Therapeutics, Inc.                                                                   1,000               6,180
       *   Intuitive Surgical, Inc.                                                                      2,700             301,644
           Invacare Corp.                                                                                2,100              71,736
       *   Invitrogen Corp.                                                                              4,800             319,920
       *   IRIS International, Inc.                                                                      1,100              27,137
       *   Isis Pharmaceuticals, Inc.                                                                    2,600              13,182
     * #   Isolagen, Inc.                                                                                1,000               1,700
       *   IVAX Corp.                                                                                   18,025             540,029
       *   IVAX Diagnostics, Inc.                                                                        1,000               3,700
           Johnson & Johnson                                                                           212,100          13,097,175
       *   Kendle International, Inc.                                                                    1,000              23,900
     * #   Kensey Nash Corp.                                                                               800              18,312
       *   Keryx Biopharmaceuticals, Inc.                                                                2,600              36,114
     * #   Kindred Healthcare, Inc.                                                                      3,000              83,040
     * #   Kinetic Concepts, Inc.                                                                        2,500              97,375
       *   King Pharmaceuticals, Inc.                                                                   12,900             202,917
       *   Kos Pharmaceuticals, Inc.                                                                     3,700             246,346
       *   Kosan Biosciences, Inc.                                                                       1,460              10,570
       *   K-V Pharmaceutical Co. Class A                                                                2,450              48,510
       *   Kyphon, Inc.                                                                                  3,400             144,466

       *   Laboratory Corp. of America Holdings                                                         12,000             622,680
       *   Lannet Co., Inc.                                                                                400               2,728
       *   Laserscope                                                                                    1,600              34,432
           LCA-Vision, Inc.                                                                              1,650              78,754
       *   Lexicon Genetics, Inc.                                                                        4,300              16,254
       *   Lifecell Corp.                                                                                2,300              42,274
       *   Lifecore Biomedical, Inc.                                                                       600               8,988
       *   Lifeline Systems, Inc.                                                                          400              14,212
       *   LifePoint Hospitals, Inc.                                                                       612              23,287
     * #   Ligand Pharmaceuticals, Inc. Class B                                                            375               4,158
       *   Lincare Holdings, Inc.                                                                        8,572             367,996
     * #   Lipid Sciences, Inc.                                                                            800               2,200
       *   Luminex Corp.                                                                                 1,934              20,268
       *   Magellan Health Services, Inc.                                                                2,600              75,972
       *   Mannkind Corp.                                                                                  200               2,594
           Manor Care, Inc.                                                                              6,600             260,238
     * #   Martek Biosciences Corp.                                                                      2,200              57,662
     * #   Matria Healthcare, Inc.                                                                       1,700              57,681
       *   Matrixx Initiatives, Inc.                                                                       500              10,880
       *   Maxygen, Inc.                                                                                 1,900              14,022
           McKesson Corp.                                                                               28,000           1,408,400
       *   Medarex, Inc.                                                                                 8,200              85,772
       *   MedCath Corp.                                                                                 1,100              21,384
       *   Medco Health Solutions, Inc.                                                                 26,530           1,423,334
       *   Medical Action Industries, Inc.                                                                 500               9,435
       *   Medical Staffing Network Holdings, Inc.                                                         600               3,312
           Medicis Pharmaceutical Corp. Class A                                                          4,800             153,168
       *   Medimmune, Inc.                                                                              19,322             693,853
           Medtronic, Inc.                                                                             110,100           6,118,257
     * #   Memory Pharmaceuticals Corp.                                                                    300                 636
       #   Mentor Corp.                                                                                  3,600             175,464
           Merck & Co., Inc.                                                                            17,700             520,380
       *   Merge Technologies, Inc.                                                                      1,500              42,810
           Meridian Bioscience, Inc.                                                                     2,150              40,140
       *   Merit Medical Systems, Inc.                                                                   1,911              24,461
       *   Metabasis Therapeutics, Inc.                                                                    200               1,160
       *   Metropolitan Health Networks, Inc.                                                            1,800               4,266
       *   MGI Pharma, Inc.                                                                              5,117             101,010
       *   Micro Therapeutics, Inc.                                                                      3,000              18,660
       *   Microtek Medical Holdings, Inc.                                                               1,300               4,823
       *   Millennium Pharmaceuticals, Inc.                                                             26,200             275,362
       *   Millipore Corp.                                                                               4,000             255,040
       *   Molecular Devices Corp.                                                                       1,200              32,220
       *   Molina Healthcare, Inc.                                                                       1,700              45,390
       *   Momenta Pharmaceutical, Inc.                                                                    200               4,420
       *   Monogram Biosciences, Inc.                                                                    6,620              11,850
           Mylan Laboratories, Inc.                                                                      9,825             205,244
       *   Myogen, Inc.                                                                                  3,000              65,220
       *   Myriad Genetics, Inc.                                                                         2,400              46,104
       *   Nabi Biopharmaceuticals                                                                       4,700              15,087
     * #   Nanogen, Inc.                                                                                 1,400               3,948
       *   Nastech Pharmaceutical Co., Inc.                                                              1,500              21,450
       *   National Medical Health Card Systems, Inc.                                                      100               2,766
       *   Natus Medical, Inc.                                                                           1,300              21,502
           NDCHealth Corp.                                                                               2,600              48,984

       *   Nektar Therapeutics                                                                           6,500             109,330
       *   Neogen Corp.                                                                                    100               2,009
       *   Neopharm, Inc.                                                                                1,401              13,225
       *   Neurocrine Biosciences, Inc.                                                                  2,800             166,656
       *   Neurogen Corp.                                                                                  200               1,488
       *   New River Pharmaceuticals, Inc.                                                                 600              28,350
     * #   NitroMed, Inc.                                                                                  600               9,744
       *   NMT Medical, Inc.                                                                               800              14,776
     * #   Northfield Laboratories, Inc.                                                                 1,700              21,794
       *   NovaMed, Inc.                                                                                 1,000               6,840
     * #   Novavax, Inc.                                                                                 1,700               5,899
       *   Noven Pharmaceuticals, Inc.                                                                   1,700              22,967
       *   NPS Pharmaceuticals, Inc.                                                                     1,400              16,226
       *   Nutraceutical International Corp.                                                               600               7,716
       *   NuVasive, Inc.                                                                                1,900              32,680
       *   Nuvelo, Inc.                                                                                  3,445              30,006
       *   Odyssey Healthcare, Inc.                                                                      2,750              50,930
       #   Omnicare, Inc.                                                                                9,100             518,245
       *   Omnicell, Inc.                                                                                1,000               9,980
       *   Onyx Pharmaceuticals, Inc.                                                                    1,300              32,799
           Option Care, Inc.                                                                             2,250              28,192
       *   OraSure Technologies, Inc.                                                                    3,200              43,392
       *   Orchid Cellmark, Inc.                                                                         1,300               8,736
       *   Orthologic Corp.                                                                              1,200               4,980
       *   OSI Pharmaceuticals, Inc.                                                                       100               2,425
           Owens & Minor, Inc.                                                                           2,800              79,408
       *   Oxigene, Inc.                                                                                   900               4,284
       *   PacifiCare Health Systems, Inc.                                                               6,500             559,260
       *   Pain Therapeutics, Inc.                                                                       2,300              16,629
     * #   PainCare Holdings, Inc.                                                                       2,300               8,533
     * #   Palatin Technologies, Inc.                                                                    2,000               7,160
     * #   Palomar Medical Technologies, Inc.                                                            1,400              47,642
     * #   Panacos Pharmaceuticals, Inc.                                                                 3,400              26,894
       *   Parexel International Corp.                                                                   2,100              43,197
       *   Patterson Companies, Inc.                                                                     7,300             255,062
       *   PDI, Inc.                                                                                       800              10,016
       *   Pediatric Services of America, Inc.                                                             300               4,866
       *   Pediatrix Medical Group, Inc.                                                                 2,000             169,120
       *   Penwest Pharmaceuticals Co.                                                                   1,500              25,425
           PerkinElmer, Inc.                                                                            10,800             246,348
           Perrigo Co.                                                                                   6,567              95,221
       *   Per-Se Technologies, Inc.                                                                     2,100              48,048
           Pfizer, Inc.                                                                                466,780           9,895,736
           Pharmaceutical Products Development Service, Inc.                                             4,800             279,792
     * #   Pharmacyclics, Inc.                                                                           1,100               8,173
       *   Pharmion Corp.                                                                                1,900              33,003
       *   PhotoMedex, Inc.                                                                                600                 948
           PolyMedica Corp.                                                                              1,700              64,532
       *   Possis Medical, Inc.                                                                          1,000              10,000
       *   Pozen, Inc.                                                                                   2,000              20,340
       *   Progenics Pharmaceuticals, Inc.                                                               2,000              52,940
     * #   Protein Design Labs, Inc.                                                                     8,200             228,370
       *   PSS World Medical, Inc.                                                                       4,900              80,703
       *   Psychiatric Solutions, Inc.                                                                   1,800             101,556
           Quest Diagnostics, Inc.                                                                      15,700             786,413

       *   Quidel Corp.                                                                                  2,500              34,900
     * #   Quigley Corp.                                                                                   100               1,410
       *   Radiation Therapy Services, Inc.                                                              1,600              60,704
       *   Radiologix, Inc.                                                                                600               1,860
       *   Regeneration Technologies, Inc.                                                               1,500              12,315
       *   Regeneron Pharmaceuticals, Inc.                                                               4,000              44,680
     * #   RegeneRx Biopharmaceuticals, Inc.                                                               800               2,640
       *   RehabCare Group, Inc.                                                                         1,300              25,168
       *   Renal Care Group, Inc.                                                                        4,150             194,842
       *   Renovis, Inc.                                                                                 2,100              33,306
       *   Repligen Corp.                                                                                1,300               3,848
       *   Res-Care, Inc.                                                                                1,600              27,696
       *   ResMed, Inc.                                                                                  5,400             220,320
       *   Respironics, Inc.                                                                             5,950             230,146
       *   Retractable Technologies, Inc.                                                                  200                 836
       *   Rigel Pharmaceuticals, Inc.                                                                   1,700              37,264
       *   Rita Medical Systems, Inc.                                                                    1,000               4,110
       *   Sangamo BioSciences, Inc.                                                                       900               3,555
       *   Santarus, Inc.                                                                                2,400              14,400
       *   Savient Pharmaceuticals, Inc.                                                                 2,400               8,976
     * #   Schein (Henry), Inc.                                                                          7,500             319,875
           Schering-Plough Corp.                                                                       134,200           2,592,744
     * #   SciClone Pharmaceuticals, Inc.                                                                2,500               9,800
       *   Seattle Genetics, Inc.                                                                        1,800               8,946
       *   Senomyx, Inc.                                                                                 1,600              20,384
       *   Sepracor, Inc.                                                                                6,200             340,876
       *   SeraCare Life Sciences, Inc.                                                                    600              13,158
       *   Serologicals Corp.                                                                            2,400              48,192
     * #   SFBC International, Inc.                                                                      1,450              30,580
       *   Sierra Health Services, Inc.                                                                  2,100             164,262
     * #   Sirna Therapeutics, Inc.                                                                      2,600               9,230
       *   SonoSite, Inc.                                                                                1,500              56,340
       *   Sonus Pharmaceuticals, Inc.                                                                     600               2,634
       *   Specialty Laboratories, Inc.                                                                  1,300              17,121
       *   Spectranetics Corp.                                                                           1,400              15,400
     * #   Spectrum Pharmaceuticals, Inc.                                                                  500               2,070
       *   St. Jude Medical, Inc.                                                                       27,600           1,318,452
       *   Staar Surgical Co.                                                                            1,300               7,410
       *   Stereotaxis, Inc.                                                                               100                 706
           Steris Corp.                                                                                  5,600             140,672
       *   Strategic Diagnostics, Inc.                                                                     700               2,310
           Stryker Corp.                                                                                32,500           1,407,250
     * #   Sunrise Senior Living, Inc.                                                                   3,700             123,580
     * #   SuperGen, Inc.                                                                                4,000              22,400
       *   SurModics, Inc.                                                                                 200               7,842
       *   Sybron Dental Specialties, Inc.                                                               2,900             126,846
       *   Symbion, Inc.                                                                                 1,800              48,222
       *   Symmetry Medical, Inc.                                                                          300               5,511
       *   Tanox, Inc.                                                                                   3,400              56,474
       *   Techne Corp.                                                                                  2,933             162,078
       *   Telik, Inc.                                                                                   2,700              45,306
       *   Tenet Healthcare Corp.                                                                       34,000             265,880
       *   The Medicines Co.                                                                             2,600              47,502
       *   Theragenics Corp.                                                                               667               2,028
       *   Thermo Electron Corp.                                                                        13,900             428,815

       *   Thoratec Corp.                                                                                3,900              79,755
       *   Titan Pharmaceuticals, Inc.                                                                     400                 604
       *   Triad Hospitals, Inc.                                                                         5,400             230,364
       *   Trimeris, Inc.                                                                                1,400              15,316
       *   TriPath Imaging, Inc.                                                                         2,575              15,862
       *   TriZetto Group, Inc.                                                                          2,900              47,125
       *   U.S. Physical Therapy, Inc.                                                                     700              13,853
       *   United Surgical Partners International, Inc.                                                  3,700             128,427
       *   United Therapeutics Corp.                                                                     1,700             121,431
           UnitedHealth Group, Inc.                                                                    112,064           6,708,151
           Universal Health Services, Inc.                                                               4,500             215,640
           Valeant Pharmaceuticals International                                                         5,700              93,936
       *   Varian Medical Systems, Inc.                                                                  9,700             492,954
       *   Varian, Inc.                                                                                  2,400             100,704
     * #   Vascular Solutions, Inc.                                                                        500               4,270
     * #   Vaxgen, Inc.                                                                                  1,000               8,814
       *   VCA Antech, Inc.                                                                              5,900             164,964
       *   Ventana Medical Systems, Inc.                                                                 2,400              92,424
       *   Ventiv Health, Inc.                                                                           2,100              51,786
       *   Vertex Pharmaceuticals, Inc.                                                                  7,500             191,250
       *   Viasys Healthcare, Inc.                                                                       1,962              53,563
       *   Virbac Corp.                                                                                    100                 389
       *   ViroPharma, Inc.                                                                              4,000              69,880
       *   VistaCare, Inc.                                                                                 700               9,660
       *   Vital Images, Inc.                                                                              900              23,976
           Vital Signs, Inc.                                                                             1,153              55,033
       *   Vivus, Inc.                                                                                   2,500               8,200
       *   Waters Corp.                                                                                  5,100             200,073
       *   Watson Pharmaceuticals, Inc.                                                                  9,200             306,912
       *   WellChoice, Inc.                                                                              6,700             518,915
       *   WellPoint, Inc.                                                                              53,790           4,132,686
           West Pharmaceutical Services, Inc.                                                            2,200              54,934
       *   Wright Medical Group, Inc.                                                                    2,500              48,475
           Wyeth                                                                                       107,200           4,455,232
       *   Zila, Inc.                                                                                    1,300               4,355
       *   Zimmer Holdings, Inc.                                                                        17,400           1,090,458
       *   Zoll Medical Corp.                                                                              300               7,803
       *   Zymogenetics, Inc.                                                                            4,600              73,830
                                                                                                                 -----------------
Total Health Care                                                                                                      135,647,990
                                                                                                                 -----------------
Consumer Discretionary -- (12.3%)
     * #   1-800 CONTACTS, Inc.                                                                            800               8,712
       *   4Kids Entertainment, Inc.                                                                     1,000              16,350
       *   99 Cents Only Stores                                                                          4,400              42,372
       *   A.C. Moore Arts & Crafts, Inc.                                                                  995              14,238
           Aaron Rents, Inc.                                                                             3,000              62,310
           Abercrombie & Fitch Co.                                                                       6,400             392,448
       *   Acme Communications, Inc.                                                                       400               1,624
           Action Performance Companies, Inc.                                                              400               5,060
     * #   Advance Auto Parts, Inc.                                                                      8,300             351,422
       *   Advanced Marketing Services, Inc.                                                               700               3,185
           Advo, Inc.                                                                                    2,050              55,944
       *   Aeropostale, Inc.                                                                             3,200              79,584
           AFC Enterprises, Inc.                                                                         1,700              20,842
       *   Aftermarket Technology Corp.                                                                  1,900              38,950

       *   Alderwoods Group, Inc.                                                                          500               7,510
           Aldila, Inc.                                                                                    200               5,042
       *   Alliance Gaming Corp.                                                                         3,800              45,334
     * #   Alloy, Inc.                                                                                     200               1,226
     * #   Amazon.com, Inc.                                                                             30,100           1,458,646
           Ambassadors Group, Inc.                                                                       1,400              35,126
       #   American Axle & Manufacturing Holdings, Inc.                                                  3,000              63,780
       #   American Eagle Outfitters, Inc.                                                              11,100             252,636
       #   American Greetings Corp. Class A                                                              4,900             128,380
       *   America's Car-Mart, Inc.                                                                      1,050              16,926
           Ameristar Casinos, Inc.                                                                       3,400              80,206
     * #   AnnTaylor Stores Corp.                                                                        6,075             184,255
       *   Apollo Group, Inc. Class A                                                                   10,450             744,040
       #   Applebees International, Inc.                                                                 5,400             123,768
           Arbitron, Inc.                                                                                2,100              81,060
           Arctic Cat, Inc.                                                                                800              16,784
           ArvinMeritor, Inc.                                                                            2,100              27,930
       *   Asbury Automotive Group, Inc.                                                                 2,100              35,175
       *   Ashworth, Inc.                                                                                  600               5,106
       *   Audiovox Corp. Class A                                                                        1,200              16,620
       *   AutoNation, Inc.                                                                             22,000             455,840
       *   Autozone, Inc.                                                                                5,800             516,548
     * #   Avatar Holdings, Inc.                                                                           100               5,681
       *   Aztar Corp.                                                                                   2,900              90,799
       *   Bakers Footwear Group, Inc.                                                                     300               4,488
       *   Ballantyne of Omaha, Inc.                                                                       300               1,470
       *   Bally Total Fitness Holding Corp.                                                             1,500              10,515
           Bandag, Inc.                                                                                    400              17,140
           Barnes & Noble, Inc.                                                                          5,800             233,972
       *   Barry (R.G.) Corp.                                                                              100                 615
       *   Beasley Broadcast Group, Inc.                                                                   405               5,678
       #   Beazer Homes USA, Inc.                                                                        3,500             244,895
           Bebe Stores, Inc.                                                                             6,400             103,488
       *   Bed Bath and Beyond, Inc.                                                                    20,700             883,062
           Belo Corp. Class A                                                                            6,500             141,700
       #   Best Buy Co., Inc.                                                                           42,400           2,045,376
     * #   Big Lots, Inc.                                                                                7,400              90,946
       *   BJ's Restaurants, Inc.                                                                        1,800              42,732
           Black & Decker Corp.                                                                          6,800             597,108
           Blair Corp.                                                                                      60               2,238
           Blockbuster, Inc. Class B                                                                     4,800              16,608
       *   Blount International, Inc.                                                                    1,900              29,545
       *   Bluegreen Corp.                                                                               1,700              25,279
           Blyth, Inc.                                                                                   2,600              51,480
           Bob Evans Farms, Inc.                                                                         1,600              38,688
       *   Bombay Co., Inc.                                                                              1,100               4,356
           Bon-Ton Stores, Inc.                                                                            600              11,082
           Borders Group, Inc.                                                                           4,700              95,833
           BorgWarner, Inc.                                                                              5,000             300,000
           Boyd Gaming Corp.                                                                             6,300             304,794
       *   Boyds Collection, Ltd.                                                                           28                   2
     * #   Brillian Corp.                                                                                  300               1,692
           Brinker International, Inc.                                                                   7,500             297,600
           Brown Shoe Company, Inc.                                                                      1,400              57,540
           Brunswick Corp.                                                                               7,800             306,462

           Buckle, Inc.                                                                                    300               9,789
       #   Building Materials Holding Corp.                                                              1,200              98,796
           Burlington Coat Factory Warehouse Corp.                                                       4,100             162,524
       *   Bush Industries, Inc. Escrow Shares                                                             100                   2
       *   Cablevision Systems New York Group Class A                                                   15,200             359,632
       *   Cache, Inc.                                                                                   1,200              20,196
           Cadmus Communications Corp.                                                                     100               2,018
       *   California Coastal Communities, Inc.                                                            400              15,712
       *   California Pizza Kitchen, Inc.                                                                1,700              55,726
           Callaway Golf Co.                                                                             2,800              41,020
       *   Capital Pacific Holdings, Inc.                                                                  100               1,050
     * #   Career Education Corp.                                                                        8,500             317,050
       *   CarMax, Inc.                                                                                  8,099             222,075
           Carmike Cinemas, Inc.                                                                           900              23,688
       *   Carriage Services, Inc.                                                                         200               1,038
     * #   Carter's, Inc.                                                                                2,400             146,760
       *   Casual Male Retail Group, Inc.                                                                1,900              11,742
           Catalina Marketing Corp.                                                                      3,200              84,704
           Cato Corp. Class A                                                                            1,850              39,960
       *   Cavalier Homes, Inc.                                                                            800               4,680
       *   Cavco Industries, Inc.                                                                          300              11,775
           CBRL Group, Inc.                                                                              3,300             122,067
       *   CEC Entertainment, Inc.                                                                       2,400              85,920
           Centex Corp.                                                                                 10,700             768,795
       *   Champion Enterprises, Inc.                                                                    4,700              68,009
       *   Champps Entertainment, Inc.                                                                     300               2,196
       #   Charles and Colvard, Ltd.                                                                     1,140              30,734
       *   Charlotte Russe Holding, Inc.                                                                 1,800              33,660
       *   Charming Shoppes, Inc.                                                                        9,950             116,912
     * #   Charter Communications, Inc.                                                                    700                 833
       *   Checkers Drive-In Restaurants, Inc.                                                             500               7,550
       *   Cheesecake Factory, Inc.                                                                      5,700             208,848
       *   Chicos FAS, Inc.                                                                             13,300             586,663
           Choice Hotels International, Inc.                                                             4,400             159,412
           Christopher & Banks Corp.                                                                     2,450              36,946
       *   Chromcraft Revington, Inc.                                                                      100               1,350
           Circuit City Stores, Inc.                                                                    10,200             213,486
           Citadel Broadcasting Co.                                                                      7,100              95,708
           CKE Restaurants, Inc.                                                                         3,100              39,091
           Claire's Stores, Inc.                                                                         7,100             202,563
           Clear Channel Communications, Inc.                                                           42,135           1,371,916
       *   Coach, Inc.                                                                                  27,000             929,610
           Coachmen Industries, Inc.                                                                       500               6,065
       *   Coldwater Creek, Inc.                                                                         4,430             139,102
           Collegiate Pacific, Inc.                                                                        200               1,760
     * #   Columbia Sportswear Co.                                                                       3,400             158,032
     * #   Comcast Corp. Class A                                                                        93,168           2,459,635
       *   Comcast Corp. Special Class A Non-Voting                                                     40,000           1,041,600
     * #   Conn's, Inc.                                                                                  1,900              64,239
       #   Cooper Tire & Rubber Co.                                                                      2,400              35,304
       *   Corinthian Colleges, Inc.                                                                     5,800              70,238
       *   Cost Plus, Inc.                                                                               1,600              29,408
       *   Crown Media Holdings, Inc.                                                                    3,800              39,520
       *   CSK Auto Corp.                                                                                2,800              43,400
           CSS Industries, Inc.                                                                            150               5,004

       *   Culp, Inc.                                                                                      400               2,004
       *   Cumulus Media, Inc. Class A                                                                   2,900              35,815
           Dana Corp.                                                                                    1,400               9,758
       #   Darden Restaurants, Inc.                                                                     12,050             431,149
           Deb Shops, Inc.                                                                                 100               2,908
     * #   Deckers Outdoor Corp.                                                                           100               2,303
     * #   DeVry, Inc.                                                                                   5,100             118,422
           Dex Media, Inc.                                                                               6,400             174,208
           Dillards, Inc. Class A                                                                        5,300             111,141
       *   Discovery Holding Co. Class A                                                                19,702             307,548
       *   Discovery Holding Co. Class B                                                                   190               3,106
           Disney (Walt) Co.                                                                           129,800           3,235,914
       *   Dixie Group, Inc.                                                                               690               9,660
           Dollar General Corp.                                                                         22,500             425,475
       *   Dollar Tree Stores, Inc.                                                                      7,600             174,496
           Dover Downs Gaming & Entertainment, Inc.                                                        100               1,256
           Dover Motorsports, Inc.                                                                         100                 643
       #   Dow Jones & Co., Inc.                                                                         4,300             146,673
       *   DreamWorks Animation SKG, Inc.                                                                  200               5,074
       *   Drew Industries, Inc.                                                                         1,600              48,192
       *   drugstore.com, Inc.                                                                           7,500              23,025
           Eastman Kodak Co.                                                                            18,900             453,033
       *   eBay, Inc.                                                                                   92,300           4,135,963
           EchoStar Communications Corp. Class A                                                        14,500             374,680
       *   Educate, Inc.                                                                                   300               3,285
       *   Education Management Corp.                                                                    5,600             189,000
       *   EMAK Worldwide, Inc.                                                                            100                 678
       *   Emerson Radio Corp.                                                                           1,400               4,284
       *   Emmis Communications Corp. Class A                                                            3,300              68,772
       *   Entercom Communications Corp.                                                                 2,300              73,255
       *   Entravision Communications Corp.                                                              4,000              29,960
     * #   Escala Group, Inc.                                                                            1,900              31,445
           Ethan Allen Interiors, Inc.                                                                   2,400              89,520
       *   Expedia, Inc.                                                                                16,384             406,159
           Family Dollar Stores, Inc.                                                                    4,900             110,299
       *   Famous Dave's of America, Inc.                                                                  400               4,284
           Fedders Corp.                                                                                   200                 438
           Federated Department Stores, Inc.                                                            23,511           1,514,814
           Finish Line, Inc. Class A                                                                     1,700              29,342
       *   Fleetwood Enterprises, Inc.                                                                   3,100              35,371
           Foot Locker, Inc.                                                                             8,200             178,924
           Ford Motor Co.                                                                               90,540             736,090
           Fortune Brands, Inc.                                                                         11,400             888,744
       *   Fossil, Inc.                                                                                  4,850              96,709
       *   Fox & Hound Restaurant Group                                                                    200               2,640
       *   Franklin Covey Co.                                                                              400               2,712
           Fred's, Inc.                                                                                  2,675              44,432
       #   Furniture Brands International, Inc.                                                          2,400              47,880
     * #   GameStop Corp. Class A                                                                        2,781              93,553
       *   GameStop Corp. Class B                                                                        1,189              37,335
           Gaming Partners International Corp.                                                             200               2,332
           Gannett Co., Inc.                                                                            13,100             807,222
           Gap, Inc.                                                                                    69,300           1,204,434
       *   Gaylord Entertainment Co.                                                                     3,237             140,033
       *   Gemstar-TV Guide International, Inc.                                                         23,700              62,805

       #   General Motors Corp.                                                                         13,400             293,460
     * #   Genesco, Inc.                                                                                 1,800              71,370
           Gentek, Inc.                                                                                    200               3,248
           Gentex Corp.                                                                                  9,900             186,417
           Genuine Parts Co.                                                                            12,700             562,737
       *   Getty Images, Inc.                                                                            4,600             419,934
     * #   Goodyear Tire & Rubber Co.                                                                   12,900             220,977
           Goody's Family Clothing, Inc.                                                                   100                 935
           Gray Television, Inc.                                                                         2,000              17,840
       *   Group 1 Automotive, Inc.                                                                      1,600              49,392
     * #   GSI Commerce, Inc.                                                                            3,100              51,584
           GTECH Holdings, Inc.                                                                          8,000             244,800
       *   Guess, Inc.                                                                                   3,500             118,580
       *   Guitar Center, Inc.                                                                           2,100             110,754
       *   Gymboree Corp.                                                                                2,700              60,912
           H&R Block, Inc.                                                                              12,700             310,388
       #   Harley-Davidson, Inc.                                                                        22,500           1,211,850
       #   Harman International Industries, Inc.                                                         6,200             604,500
           Harrahs Entertainment, Inc.                                                                  13,303             905,801
       *   Harris Interactive, Inc.                                                                      2,323               9,246
           Harte-Hanks, Inc.                                                                             6,900             181,194
       *   Hartmarx Corp.                                                                                2,100              15,414
           Hasbro, Inc.                                                                                 15,500             316,510
       *   Hayes Lemmerz International, Inc.                                                               600               1,824
           Hearst-Argyle Television, Inc.                                                                4,100              98,564
       *   Hibbett Sporting Goods, Inc.                                                                  2,287              68,519
           Hilton Hotels Corp.                                                                          30,400             666,368
           Hollinger International, Inc. Class A                                                         4,600              41,078
       *   Hollywood Media Corp.                                                                           700               3,038
           Home Depot, Inc.                                                                            179,000           7,478,620
     * #   Home Solutions of America, Inc.                                                                 800               4,600
           Horton (D.R.), Inc.                                                                          26,289             931,682
       *   Hot Topic, Inc.                                                                               2,425              37,587
       *   Hovnanian Enterprises, Inc. Class A                                                           3,800             189,392
       *   IAC/InterActiveCorp                                                                          16,022             442,367
       *   Iconix Brand Group, Inc.                                                                      2,100              19,614
           IHOP Corp.                                                                                      800              38,240
       *   Image Entertainment, Inc.                                                                       500               1,920
       *   IMPCO Technologies, Inc.                                                                      1,000               5,200
       *   Infosonics Corp.                                                                                100               1,154
       *   Insight Communications Co., Inc.                                                              1,572              18,298
       *   Insight Enterprises, Inc.                                                                     3,100              64,573
           Interactive Data Corp.                                                                        7,700             170,478
       *   Interface, Inc. Class A                                                                       3,800              31,654
           International Game Technology                                                                23,900             701,465
           International Speedway Corp. Class A                                                          2,400             130,968
       *   Interpublic Group of Companies, Inc.                                                         29,700             276,804
       *   INVESTools, Inc.                                                                              1,000               4,990
       *   Isle of Capri Casinos, Inc.                                                                   2,100              56,952
       *   ITT Educational Services, Inc.                                                                3,300             202,521
       *   J. Jill Group, Inc.                                                                           1,450              26,549
       *   Jack in the Box, Inc.                                                                         2,600              87,360
           Jackson Hewitt Tax Service, Inc.                                                              1,300              31,252
       *   Jakks Pacific, Inc.                                                                           1,400              28,532
       *   Jameson Inns, Inc.                                                                            1,000               2,090

     * #   Jarden Corp.                                                                                  4,975             162,434
       *   Jo-Ann Stores, Inc.                                                                           1,200              15,264
           Johnson Controls, Inc.                                                                       16,100           1,118,145
       *   Johnson Outdoors, Inc.                                                                          100               1,620
           Jones Apparel Group, Inc.                                                                     8,400             241,584
       *   Jos. A. Bank Clothiers, Inc.                                                                  1,125              56,261
           Journal Register Co.                                                                          2,700              42,147
       *   K2, Inc.                                                                                      2,660              27,026
       #   KB Home                                                                                       7,700             537,229
           Kellwood Co.                                                                                    800              18,496
           Kenneth Cole Productions, Inc. Class A                                                        1,000              28,080
       *   Keystone Automotive Industries, Inc.                                                          1,300              36,400
           Kimball International, Inc. Class B                                                             600               6,390
       *   Kirkland's, Inc.                                                                                700               4,620
           Knight-Ridder, Inc.                                                                           3,400             205,360
       *   Kohl's Corp.                                                                                 29,000           1,334,000
     * #   Krispy Kreme Doughnuts, Inc.                                                                  2,442              12,088
           K-Swiss, Inc. Class A                                                                         1,800              56,214
       *   La Quinta Corp.                                                                              15,100             165,496
       *   Lakes Entertainment, Inc.                                                                       100                 740
       *   Lamar Advertising Co.                                                                         7,500             347,625
           Landry's Restaurants, Inc.                                                                      400              10,820
       *   Laureate Education, Inc.                                                                      4,200             212,394
       #   La-Z-Boy, Inc.                                                                                1,700              22,729
           Lear Corp.                                                                                    3,900             108,576
           Lee Enterprises, Inc.                                                                         2,900             111,418
           Leggett & Platt, Inc.                                                                         7,100             166,708
           Lennar Corp. Class A                                                                         10,200             588,336
           Lennar Corp. Class B                                                                          2,760             147,908
       *   Lenox Group, Inc.                                                                               500               6,180
           Levitt Corp. Class A                                                                          1,400              30,282
           Libbey, Inc.                                                                                    600               7,122
           Liberty Corp.                                                                                 1,000              46,620
       *   Liberty Global, Inc. Class A                                                                  9,363             208,889
       *   Liberty Global, Inc. Class B                                                                     95               2,232
       *   Liberty Global, Inc. Series C                                                                 9,458             196,443
       *   Liberty Media Corp. Class A                                                                 219,601           1,686,536
       *   Liberty Media Corp. Class B                                                                   1,900              14,972
       *   LIFE TIME FITNESS, Inc.                                                                       1,000              38,430
           Lifetime Brands, Inc.                                                                           800              17,408
           Limited Brands, Inc.                                                                         25,260             562,035
       *   Lin TV Corp.                                                                                  1,400              18,312
     * #   Linens `n Things, Inc.                                                                        2,500              64,025
           Lithia Motors, Inc. Class A                                                                     900              25,695
           Liz Claiborne, Inc.                                                                           9,800             341,824
       *   LKQ Corp.                                                                                     1,900              61,921
       *   Lodgenet Entertainment Corp.                                                                    900              12,339
       *   Lodgian, Inc.                                                                                   200               2,058
           Lone Star Steakhouse & Saloon, Inc.                                                             900              20,853
       #   Lowe's Companies, Inc.                                                                       67,300           4,541,404
       *   Luby's, Inc.                                                                                  1,800              23,004
           M/I Homes, Inc.                                                                               1,300              56,875
       *   Mace Security International, Inc.                                                               200                 480
       *   Main Street Restaurant Group, Inc.                                                              600               2,952
       *   MarineMax, Inc.                                                                               1,200              31,512

           Marriott International, Inc. Class A                                                         16,700           1,078,987
       *   Marvel Entertainment, Inc.                                                                    7,100             115,517
           Mattel, Inc.                                                                                 11,500             191,475
           Matthews International Corp. Class A                                                          2,400              94,296
           Maytag Corp.                                                                                  2,500              44,450
       *   McCormick & Schmick's Seafood Restaurants, Inc.                                                 300               7,122
           McDonald's Corp.                                                                             98,400           3,330,840
           McGraw-Hill Companies, Inc.                                                                  29,500           1,564,975
           MDC Holdings, Inc.                                                                            3,903             265,911
           Media General, Inc. Class A                                                                   1,300              65,910
       *   Mediacom Communications Corp.                                                                 7,300              38,033
           Meredith Corp.                                                                                3,400             173,400
       *   Meritage Homes Corp.                                                                          2,300             152,881
       *   Mestek, Inc.                                                                                    100               1,210
       *   MGM Mirage                                                                                   24,200             922,262
           Michaels Stores, Inc.                                                                         9,400             351,560
       *   Midas, Inc.                                                                                   1,000              18,880
       *   Mikohn Gaming Corp.                                                                           1,300              13,013
           Modine Manufacturing Co.                                                                      2,600              86,554
       *   Mohawk Industries, Inc.                                                                       5,354             471,045
           Monaco Coach Corp.                                                                            1,100              16,313
           Movado Group, Inc.                                                                            1,200              22,140
           Movie Gallery, Inc.                                                                           3,150              15,529
       *   MTR Gaming Group, Inc.                                                                        1,800              13,428
     * #   Multimedia Games, Inc.                                                                        1,700              17,306
       *   National RV Holdings, Inc.                                                                      300               1,797
       #   Nautilus Group, Inc.                                                                          2,200              38,940
     * #   Navarre Corp.                                                                                   800               4,632
       *   Navigant International, Inc.                                                                    500               5,462
           Nelson (Thomas), Inc.                                                                         1,200              29,700
     * #   Netflix, Inc.                                                                                 3,400              93,636
       *   Nevada Gold & Casinos, Inc.                                                                     200               2,100
       *   New Frontier Media, Inc.                                                                        900               5,589
           Newell Rubbermaid, Inc.                                                                      16,300             376,041
           News Corp. Class A                                                                          162,028           2,399,635
       #   News Corp., Inc. Class B When Issued                                                         73,600           1,151,104
           NIKE, Inc. Class B                                                                           16,500           1,407,450
           Noble International, Ltd.                                                                       400               9,008
           Nordstrom, Inc.                                                                              22,400             826,112
       *   NTL, Inc.                                                                                     7,400             430,902
       *   NTN Communications, Inc.                                                                        200                 320
     * #   Nutri/System, Inc.                                                                            2,400              93,432
       *   NVR, Inc.                                                                                       400             274,900
       #   Oakley, Inc.                                                                                  5,300              85,224
       *   O'Charleys, Inc.                                                                                900              13,059
       *   Office Depot, Inc.                                                                           26,750             793,940
           OfficeMax, Inc.                                                                               5,000             145,900
           Omnicom Group, Inc.                                                                          14,500           1,226,120
       *   O'Reilly Automotive, Inc.                                                                     8,876             270,185
           Orleans Homebuilders, Inc.                                                                    1,500              29,190
       #   Outback Steakhouse, Inc.                                                                      3,900             157,092
       *   Outdoor Channel Holdings, Inc.                                                                  400               6,396
     * #   Overstock.com, Inc.                                                                           1,200              44,652
           Oxford Industries, Inc.                                                                       1,500              84,630
       *   P.F. Chang's China Bistro, Inc.                                                               1,600              82,320

       *   Pacific Sunwear of California, Inc.                                                           5,400             142,884
     * #   Palm Harbor Homes, Inc.                                                                       1,900              35,777
       *   Panera Bread Co.                                                                              1,900             129,200
       *   Pantry, Inc.                                                                                  1,700              69,870
       *   Papa John's International, Inc.                                                               1,100              59,906
       *   Party City Corp.                                                                              1,000              17,110
       *   Payless ShoeSource, Inc.                                                                      5,400             123,390
     * #   Pegasus Communications Corp.                                                                  1,000               3,550
       *   Penn National Gaming, Inc.                                                                    5,400             179,118
           Penney (J.C.) Co., Inc.                                                                      21,300           1,117,611
       *   Perry Ellis International, Inc.                                                                 600              12,078
       *   Petco Animal Supplies, Inc.                                                                   3,300              70,059
       *   PetMed Express, Inc.                                                                          1,500              17,670
           PETsMART, Inc.                                                                                6,900             164,358
           Phillips-Van Heusen Corp.                                                                     3,200             108,448
       #   Pier 1 Imports, Inc.                                                                          4,300              54,610
     * #   Pinnacle Entertainment, Inc.                                                                  2,900              69,281
       *   Pixar, Inc.                                                                                   8,564             474,788
       *   Playboy Enterprises, Inc. Class B                                                             2,400              34,392
           Polaris Industries, Inc.                                                                      2,700             133,488
           Polo Ralph Lauren Corp.                                                                       5,500             294,800
       *   Pomeroy IT Solutions, Inc.                                                                      100                 805
       #   Pre-Paid Legal Services, Inc.                                                                 1,000              42,550
       *   Priceline.com, Inc.                                                                           2,400              57,648
       *   PRIMEDIA, Inc.                                                                               12,200              24,644
       *   Princeton Review, Inc.                                                                        1,200               6,420
     * #   ProQuest Co.                                                                                  2,200              61,490
       *   Provide Commerce, Inc.                                                                          900              25,974
           Pulte Homes, Inc.                                                                            21,700             903,371
     * #   Quantum Fuel Systems Technologies Worldwide, Inc.                                             3,500               8,925
       *   Quiksilver, Inc.                                                                             10,000             122,800
       *   R.H. Donnelley Corp.                                                                          2,300             144,854
       *   Radio One, Inc. Class A                                                                         200               2,228
       *   Radio One, Inc. Class D                                                                       3,700              40,922
           RadioShack Corp.                                                                              5,100             116,331
       *   Rare Hospitality International, Inc.                                                          2,500              80,075
       *   Raytech Corp.                                                                                 1,000               1,290
       *   RC2 Corp.                                                                                     1,600              56,544
       *   RCN Corp.                                                                                     1,000              21,810
           Reader's Digest Association, Inc.                                                             5,622              87,310
       *   Red Robin Gourmet Burgers, Inc.                                                               1,100              60,390
       *   RedEnvelope, Inc.                                                                               300               3,564
       #   Reebok International, Ltd.                                                                    4,300             247,594
       *   Regent Communications, Inc.                                                                   2,353              11,741
           Regis Corp.                                                                                   3,600             143,820
       *   Rent-A-Center, Inc.                                                                           5,350             104,592
       *   Rent-Way, Inc.                                                                                1,600              10,480
     * #   Retail Ventures, Inc.                                                                         2,800              35,756
       *   Rex Stores Corp.                                                                                500               7,445
           Ross Stores, Inc.                                                                            12,000             330,000
       *   Rubio's Restaurants, Inc.                                                                       300               2,565
       #   Ruby Tuesday, Inc.                                                                            5,000             121,600
           Russ Berrie & Co., Inc.                                                                         600               6,996
           Russell Corp.                                                                                 1,600              25,328
       *   Ryan's Restaurant Group, Inc.                                                                 1,850              21,996

           Ryland Group, Inc.                                                                            4,100             293,314
       *   Saga Communications, Inc. Class A                                                             1,025              12,730
           Saks, Inc.                                                                                   11,800             195,054
       *   Salem Communications Corp.                                                                    1,800              34,380
     * #   Salton, Inc.                                                                                    200                 476
       *   Scholastic Corp.                                                                              2,800              93,156
     * #   Scientific Games Corp.                                                                        6,300             178,479
           SCP Pool Corp.                                                                                4,150             161,559
           Scripps (E.W.) Co.                                                                           10,900             505,215
       *   Sears Holdings Corp.                                                                          7,338             844,017
       *   Select Comfort Corp.                                                                          2,200              52,734
           Service Corp. International                                                                  25,500             209,355
     * #   Sharper Image Corp.                                                                             968               9,825
           Sherwin-Williams Co.                                                                         10,100             442,784
       *   Shiloh Industries, Inc.                                                                       1,000              13,220
       *   Shoe Carnival, Inc.                                                                             500              10,255
       *   ShopKo Stores, Inc.                                                                           1,200              34,416
     * #   Shuffle Master, Inc.                                                                          2,425              67,924
           Sinclair Broadcast Group, Inc. Class A                                                        3,400              32,708
     * #   Six Flags, Inc.                                                                               5,200              38,792
       *   Skechers U.S.A., Inc. Class A                                                                 2,000              29,920
           Skyline Corp.                                                                                   300              11,475
     * #   Smith & Wesson Holding Corp.                                                                  1,100               4,609
       #   Snap-On, Inc.                                                                                 4,400             164,428
           Sonic Automotive, Inc.                                                                        1,200              24,960
       *   Sonic Corp.                                                                                   3,725             110,223
       *   Sotheby's Holdings, Inc. Class A                                                              3,800              72,314
       *   Source Interlink Companies, Inc.                                                              2,600              28,548
       *   Spanish Broadcasting System, Inc.                                                               200                 964
           Spartan Motors, Inc.                                                                            400               3,988
           Speedway Motorsports, Inc.                                                                    3,800             147,858
       *   Sportsman's Guide, Inc.                                                                         600              15,744
           Stage Stores, Inc.                                                                            2,150              64,306
       *   Stamps.com, Inc.                                                                              1,550              36,347
           Standard Motor Products, Inc.                                                                   100                 889
           Standard Pacific Corp.                                                                        5,800             218,602
           Stanley Furniture, Inc.                                                                         200               4,980
           Staples, Inc.                                                                                61,350           1,417,185
       *   Starbucks Corp.                                                                              48,200           1,467,690
           Starwood Hotels & Resorts Worldwide, Inc.                                                    13,000             786,500
           Station Casinos, Inc.                                                                         5,400             374,436
       *   Steak n Shake Co.                                                                             2,500              43,125
           Stein Mart, Inc.                                                                              3,000              51,900
       *   Steinway Musical Instruments, Inc.                                                              200               5,000
           Steven Madden, Ltd.                                                                           1,100              29,953
           Stewart Enterprises, Inc.                                                                     6,100              31,110
       *   Stoneridge, Inc.                                                                              1,600               9,680
       #   Strayer Education, Inc.                                                                       1,100             109,780
           Stride Rite Corp.                                                                             2,500              34,350
           Sturm Ruger & Co., Inc.                                                                         600               4,230
       *   Sunterra Corp.                                                                                  300               3,525
       #   Superior Industries International, Inc.                                                         948              21,624
           Syms Corp.                                                                                      100               1,413
       *   Systemax, Inc.                                                                                  500               2,960
           Talbots, Inc.                                                                                 3,858             105,015

       *   Tandy Leather Factory, Inc.                                                                     200                 970
       #   Target Corp.                                                                                 71,600           3,831,316
       #   Technical Olympic USA, Inc.                                                                   4,700              97,431
       *   Tempur-Pedic International, Inc.                                                              2,400              27,240
       *   Tenneco Automotive, Inc.                                                                      3,300              57,321
     * #   The Children's Place Retail Stores, Inc.                                                      1,900              94,240
       *   The DIRECTV Group, Inc.                                                                     120,200           1,585,438
     * #   The Dress Barn, Inc.                                                                          2,500              83,450
           The Marcus Corp.                                                                              1,200              29,112
           The McClatchey Co.                                                                            1,900             117,059
     * #   The Men's Wearhouse, Inc.                                                                     3,950             115,735
           The New York Times Co. Class A                                                                2,200              60,500
           The Pep Boys - Manny, Moe & Jack                                                              2,600              37,310
     * #   The Sports Authority, Inc.                                                                    1,696              53,373
       #   The Stanley Works                                                                             6,200             297,600
           The TJX Companies, Inc.                                                                      38,550             863,905
           Thor Industries, Inc.                                                                         4,900             187,768
       #   Tiffany & Co.                                                                                11,700             476,190
     * #   Timberland Co. Class A                                                                        4,000             132,360
           Time Warner, Inc.                                                                           397,700           7,150,646
     * #   TiVo, Inc.                                                                                    4,500              24,210
       *   Toll Brothers, Inc.                                                                          12,600             433,440
       *   Too, Inc.                                                                                     2,300              72,749
       *   Tractor Supply Co.                                                                            3,000             161,580
       *   Trans World Entertainment Corp.                                                               1,530               9,991
       #   Triarc Companies, Inc. Class A                                                                1,100              17,985
           Triarc Companies, Inc. Class B                                                                2,000              29,880
           Tribune Co.                                                                                  18,079             577,986
       *   TRW Automotive Holdings Corp.                                                                 8,700             219,240
           Tuesday Morning Corp.                                                                         2,500              68,225
           Tupperware Corp.                                                                              2,900              66,903
       *   Unifi, Inc.                                                                                   1,300               3,731
           Unifirst Corp.                                                                                  800              24,720
           United Auto Group, Inc.                                                                       2,700              96,174
       *   United Retail Group, Inc.                                                                       100               1,031
       *   Universal Electronics, Inc.                                                                     800              13,872
       *   Universal Technical Institute, Inc.                                                           1,500              45,570
       *   Univision Communications, Inc. Class A                                                       14,540             439,544
     * #   Urban Outfitters, Inc.                                                                       12,100             373,406
           V.F. Corp.                                                                                    8,800             498,520
     * #   Vail Resorts, Inc.                                                                            2,800             104,328
       *   Valassis Communications, Inc.                                                                 3,400             103,428
       *   ValueVision Media, Inc. Class A                                                               2,867              31,824
       *   Varsity Group, Inc.                                                                             200                 846
       *   Vertrue, Inc.                                                                                   500              18,065
           Viacom, Inc. Class A                                                                          8,500             284,580
           Viacom, Inc. Class B                                                                        117,000           3,907,800
           Visteon Corp.                                                                                 9,200              62,192
       *   Warnaco Group, Inc.                                                                           2,400              58,968
           Washington Post Co.                                                                             100              73,700
     * #   WCI Communities, Inc.                                                                         2,500              64,200
       *   Weight Watchers International, Inc.                                                           6,700             320,260
           Wendy's International, Inc.                                                                   9,900             502,722
       *   West Marine, Inc.                                                                               292               3,878
           Westwood One, Inc.                                                                            7,600             137,864

     * #   Wet Seal, Inc. Class A                                                                        3,600              18,072
           Whirlpool Corp.                                                                               5,000             409,250
           Wiley (John) & Sons, Inc. Class A                                                             4,300             177,719
     * #   William Lyon Homes, Inc.                                                                      1,000             111,000
       *   Williams-Sonoma, Inc.                                                                         8,800             381,832
       *   Wilsons The Leather Experts, Inc.                                                             3,100              13,795
       #   Winnebago Industries, Inc.                                                                    2,500              84,025
       *   WMS Industries, Inc.                                                                          2,300              57,109
           Wolverine World Wide, Inc.                                                                    4,650             100,998
           World Wrestling Federation Entertainment, Inc.                                                1,100              14,861
     * #   XM Satellite Radio Holdings, Inc.                                                            16,900             494,494
           Yankee Candle Co., Inc.                                                                       2,900              73,515
           Yum! Brands, Inc.                                                                            24,300           1,185,597
       *   Zale Corp.                                                                                    1,500              41,850
                                                                                                                 -----------------
Total Consumer Discretionary                                                                                           132,472,428
                                                                                                                 -----------------
Industrials -- (10.3%)
           3M Co.                                                                                       52,600           4,128,048
       *   AAR Corp.                                                                                     2,200              46,068
           ABM Industries, Inc.                                                                          3,100              66,805
       *   ABX Air, Inc.                                                                                 2,300              17,250
       *   Acco Brands Corp.                                                                             2,138              49,281
       *   Accuride Corp.                                                                                  200               2,600
           Aceto Corp.                                                                                   1,500               9,000
       *   Active Power, Inc.                                                                            2,500               8,725
           Actuant Corp.                                                                                 1,800              95,490
           Acuity Brands, Inc.                                                                           3,100              96,379
           Adesa, Inc.                                                                                   7,300             173,959
           Administaff, Inc.                                                                             1,900              85,595
       *   AGCO Corp.                                                                                    6,900             116,817
       *   Airtran Holdings, Inc.                                                                        6,200              93,124
       *   Alaska Air Group, Inc.                                                                        1,400              49,224
           Albany International Corp. Class A                                                            2,300              87,699
           Alexander & Baldwin, Inc.                                                                     2,800             140,056
       *   Alliant Techsystems, Inc.                                                                     3,050             231,434
       *   Allied Defense Group, Inc.                                                                      200               4,506
       *   Allied Waste Industries, Inc.                                                                26,600             223,706
       *   Amerco, Inc.                                                                                  1,700             120,224
           American Ecology Corp.                                                                        1,200              19,524
           American Power Conversion Corp.                                                              14,800             331,668
       *   American Science & Engineering, Inc.                                                            700              47,222
           American Standard Companies, Inc.                                                            14,700             559,776
     * #   American Superconductor Corp.                                                                 1,500              12,225
           American Woodmark Corp.                                                                       1,300              33,306
           Ameron International Corp.                                                                      100               4,495
           Ametek, Inc.                                                                                  5,400             230,094
     * #   AMR Corp.                                                                                    10,100             170,589
           Apogee Enterprises, Inc.                                                                      1,900              29,393
           Applied Industrial Technologies, Inc.                                                         1,550              49,522
           ARAMARK Corp.                                                                                 9,900             256,608
       *   ARGON ST, Inc.                                                                                  700              20,195
           Arkansas Best Corp.                                                                           1,700              70,108
       *   Armor Holdings, Inc.                                                                          3,000             131,670
       *   Artesyn Technologies, Inc.                                                                    1,500              14,970
       *   Astec Industries, Inc.                                                                        1,660              46,530

     * #   ASV, Inc.                                                                                     2,400              60,048
           Avery Dennison Corp.                                                                          4,700             276,313
       *   Aviall, Inc.                                                                                  2,600              79,820
       *   Baker (Michael) Corp.                                                                           100               2,500
           Baldor Electric Co.                                                                           2,200              56,518
           Banta Corp.                                                                                   2,100             106,050
           Barnes Group, Inc.                                                                            1,500              51,705
       *   BE Aerospace, Inc.                                                                            4,000              70,080
       *   BlueLinx Holdings Inc.                                                                          200               2,232
           Boeing Co.                                                                                   60,400           4,118,676
           Bowne & Co., Inc.                                                                             1,500              22,185
           Brady Co. Class A                                                                             3,100             116,188
       #   Briggs & Stratton Corp.                                                                       3,600             130,284
           Burlington Northern Santa Fe Corp.                                                            4,800             317,664
           C&D Technologies, Inc.                                                                          500               3,700
           C. H. Robinson Worldwide, Inc.                                                               12,800             517,760
     * #   Capstone Turbine Corp.                                                                        5,800              19,662
           Carlisle Companies, Inc.                                                                      2,100             144,060
           Cascade Corp.                                                                                 1,100              56,276
       *   Casella Waste Systems, Inc. Class A                                                           1,700              20,808
           Caterpillar, Inc.                                                                            50,600           2,923,668
       *   CBIZ, Inc.                                                                                    5,100              31,926
           CDI Corp.                                                                                     1,400              39,536
       *   Celadon Group, Inc.                                                                             600              16,626
           Cendant Corp.                                                                                77,476           1,376,749
           Central Parking Corp.                                                                           800              11,192
       *   Cenveo, Inc.                                                                                  3,700              47,767
     * #   Ceradyne, Inc.                                                                                1,275              60,040
       *   ChoicePoint, Inc.                                                                             7,000             302,610
           Cintas Corp.                                                                                 14,200             635,024
           CIRCOR International, Inc.                                                                      900              23,445
           Clarcor, Inc.                                                                                 4,000             118,240
       *   Clean Harbors, Inc.                                                                           1,100              31,746
           CNF, Inc.                                                                                     4,300             245,100
       *   Coinstar, Inc.                                                                                2,000              48,600
       *   Columbus McKinnon Corp.                                                                       1,200              25,176
           Comfort Systems USA, Inc.                                                                     1,700              15,963
       *   Commercial Vehicle Group, Inc.                                                                  300               5,937
       *   Consolidated Graphics, Inc.                                                                   1,200              61,428
       *   Continental Airlines, Inc.                                                                    4,800              74,736
       *   Copart, Inc.                                                                                  7,224             181,900
           Corporate Executive Board Co.                                                                 3,300             285,483
       *   Corrections Corporation of America                                                            3,000             133,290
       *   CoStar Group, Inc.                                                                            1,300              61,022
       *   Covenant Transport, Inc. Class A                                                                199               2,314
       *   CPI Aerostructures, Inc.                                                                        200               1,940
           Crane Co.                                                                                     4,700             148,943
       *   Cross (A.T.) Co. Class A                                                                        100                 400
           CSX Corp.                                                                                    16,300             792,832
           Cubic Corp.                                                                                   1,200              21,228
           Cummins, Inc.                                                                                 3,800             338,200
           Curtiss-Wright Corp.                                                                          1,800             105,480
       #   Danaher Corp.                                                                                25,800           1,431,900
           Deere & Co.                                                                                  19,200           1,331,520
           Deluxe Corp.                                                                                  2,400              77,832

       *   DHB Industries, Inc.                                                                          2,600              10,868
       *   DiamondCluster International, Inc.                                                            2,100              13,314
       *   Distributed Energy Systems Corp.                                                              2,300              21,321
       *   Dollar Thrifty Automotive Group, Inc.                                                         1,300              48,750
           Donaldson Co., Inc.                                                                          10,900             364,496
           Donnelley (R.R.) & Sons Co.                                                                  14,600             499,320
           Dover Corp.                                                                                  16,700             675,515
           DRS Technologies, Inc.                                                                        2,200             108,680
       *   Ducommun, Inc.                                                                                  100               2,049
       *   Duratek, Inc.                                                                                   100               1,641
       *   Dynamex, Inc.                                                                                   500               9,255
           Eaton Corp.                                                                                  11,700             745,524
           EDO Corp.                                                                                     1,600              42,608
       *   EGL, Inc.                                                                                     3,700             137,418
           ElkCorp                                                                                       1,600              54,688
       *   EMCOR Group, Inc.                                                                             1,300              91,975
           Emerson Electric Co.                                                                         30,500           2,306,105
       *   Encore Wire Corp.                                                                             2,000              47,620
       *   Energy Conversion Devices, Inc.                                                               1,900              55,765
           Engineered Support Systems, Inc.                                                              2,725             110,117
     * #   ENGlobal Corp.                                                                                  800               5,400
           Ennis, Inc.                                                                                   1,200              21,300
       *   EnPro Industries, Inc.                                                                        1,600              46,160
           Equifax, Inc.                                                                                10,900             417,470
     * #   ESCO Technologies, Inc.                                                                       1,800              77,400
       *   Essex Corp.                                                                                   1,600              30,480
       *   Esterline Technologies Corp.                                                                  1,500              61,665
     * #   Evergreen Solar, Inc.                                                                         4,100              49,241
           Expeditors International of Washington, Inc.                                                  9,000             639,090
       *   Exponent, Inc.                                                                                  100               2,735
       *   ExpressJet Holdings, Inc.                                                                     4,100              35,752
           Fastenal Co.                                                                                 12,800             508,160
           Federal Signal Corp.                                                                          3,100              50,654
           FedEx Corp.                                                                                  24,400           2,381,928
       *   Fiberstars, Inc.                                                                                300               2,964
       *   First Consulting Group, Inc.                                                                    600               3,510
       *   Flanders Corp.                                                                                2,100              21,294
           Florida East Coast Industries, Inc.                                                           2,800             123,928
       *   Flow International Corp.                                                                        700               5,915
       *   Flowserve Corp.                                                                               4,900             183,064
           Fluor Corp.                                                                                   6,700             496,470
           Forward Air Corp.                                                                             2,550              98,047
           Franklin Electric Co., Inc.                                                                     700              29,750
       *   Frontier Airlines, Inc.                                                                         200               1,632
       *   Frozen Food Express Industries, Inc.                                                            700               8,092
       *   FTI Consulting, Inc.                                                                          3,425              97,133
     * #   FuelCell Energy, Inc.                                                                         3,500              29,505
           G & K Services, Inc. Class A                                                                    800              30,672
       *   Gardner Denver Machinery, Inc.                                                                2,300             112,240
           GATX Corp.                                                                                    3,400             127,976
       *   Gehl Co.                                                                                        950              24,491
           Gencorp, Inc.                                                                                 4,400              80,344
       *   General Cable Corp.                                                                           3,300              59,895
           General Dynamics Corp.                                                                       17,400           1,988,820
           General Electric Co.                                                                        772,808          27,604,702

       *   Genesee & Wyoming, Inc.                                                                       1,950              65,559
       *   Genlyte Group, Inc.                                                                           2,200             115,940
       *   Global Power Equipment Group, Inc.                                                            3,200              14,944
           Goodrich (B.F.) Co.                                                                           8,500             327,420
           Gorman-Rupp Co.                                                                                 100               2,274
       #   Graco, Inc.                                                                                   5,325             193,724
       *   Graftech International, Ltd.                                                                  4,100              26,814
           Granite Construction, Inc.                                                                    3,400             126,174
           Greenbrier Companies, Inc.                                                                      600              16,350
       *   Griffon Corp.                                                                                 2,600              63,336
           Harland (John H.) Co.                                                                         2,300              86,940
           Harsco Corp.                                                                                  3,400             225,930
       *   Hawk Corp.                                                                                      200               2,768
       #   Heartland Express, Inc.                                                                       5,569             118,675
           Heico Corp.                                                                                     800              18,264
           Heico Corp. Class A                                                                             160               2,888
       *   Heidrick & Struggles International, Inc.                                                      1,400              46,270
       *   Herley Industries, Inc.                                                                         700              11,529
           Herman Miller, Inc.                                                                           5,554             169,897
     * #   Hexcel Corp.                                                                                  3,200              53,216
           Honeywell International, Inc.                                                                65,800           2,404,332
       *   Hub Group, Inc. Class A                                                                       1,500              60,825
           Hubbell, Inc.                                                                                 3,400             164,934
       *   Hudson Highland Group, Inc.                                                                   1,820              45,955
           Hughes Supply, Inc.                                                                           5,700             220,818
           Hunt (J.B.) Transport Services, Inc.                                                         10,200             228,378
     * #   Hurco Companies, Inc.                                                                           300               6,801
       *   Huttig Building Products, Inc.                                                                  300               2,601
       *   ICT Group, Inc.                                                                                 400               6,408
           IDEX Corp.                                                                                    4,350             192,009
       *   II-VI, Inc.                                                                                   2,500              47,825
           IKON Office Solutions, Inc.                                                                   6,800              68,408
           Illinois Tool Works, Inc.                                                                    22,000           1,941,940
       *   Industrial Distribution Group, Inc.                                                             200               1,474
       *   Infrasource Services, Inc.                                                                    3,000              35,190
       *   Insituform Technologies, Inc. Class A                                                         2,100              41,727
           Interpool, Inc.                                                                                 300               5,598
       *   Intersections, Inc.                                                                             400               3,616
     * #   Ionatron, Inc.                                                                                3,600              37,800
           ITT Industries, Inc.                                                                          7,900             859,204
       *   Jacobs Engineering Group, Inc.                                                                4,700             305,359
       *   Jacuzzi Brands, Inc.                                                                          5,200              41,964
     * #   JetBlue Airways Corp.                                                                         8,200             151,208
       #   JLG Industries, Inc.                                                                          4,600             209,300
       #   Joy Global, Inc.                                                                              6,850             362,297
           Kaman Corp. Class A                                                                           1,100              21,131
     * #   Kansas City Southern                                                                          6,600             164,802
           Kaydon Corp.                                                                                  1,400              45,304
           Kelly Services, Inc. Class A                                                                  1,300              36,140
           Kennametal, Inc.                                                                              3,000             164,370
       *   Kforce, Inc.                                                                                  3,100              38,471
       *   Kirby Corp.                                                                                   2,000             106,400
           Knight Transportation, Inc.                                                                   4,425             142,352
       *   Knoll, Inc.                                                                                     200               3,328
       *   Korn/Ferry International                                                                      2,600              44,772

       *   KVH Industries, Inc.                                                                            600               5,736
           L-3 Communications Holdings, Inc.                                                            10,500             782,250
       *   LaBarge, Inc.                                                                                   900              11,988
     * #   Labor Ready, Inc.                                                                             3,800              83,904
       *   Ladish Co., Inc.                                                                              1,000              20,500
           Laidlaw International, Inc.                                                                   8,000             172,960
       *   Lancer Corp.                                                                                    100               2,169
           Landstar Systems, Inc.                                                                        4,400             189,376
       *   Layne Christensen Co.                                                                           300               6,651
       *   Learning Tree International, Inc.                                                               400               5,408
           Lennox International, Inc.                                                                    5,200             151,840
           Lincoln Electric Holdings, Inc.                                                               3,000             122,430
           Lindsay Manufacturer Co.                                                                        200               3,714
       *   LMI Aerospace, Inc.                                                                             100               1,322
           Lockheed Martin Corp.                                                                        32,100           1,945,260
           LSI Industries, Inc.                                                                          1,425              25,650
       *   Lydall, Inc.                                                                                    500               4,180
       *   Magnetek, Inc.                                                                                  700               2,023
     * #   MAIR Holdings, Inc.                                                                             200                 948
           Manpower, Inc.                                                                                7,087             329,191
           Masco Corp.                                                                                  25,600             762,112
           McGrath Rentcorp.                                                                             1,586              45,344
     * #   Mesa Air Group, Inc.                                                                          2,300              23,644
     * #   Microvision, Inc.                                                                               500               1,788
       *   Middleby Corp.                                                                                  600              47,040
     * #   Midwest Air Group, Inc.                                                                         500               1,680
       *   Milacron, Inc.                                                                                1,852               2,352
       *   Miller Industries, Inc.                                                                         400               8,176
           Mine Safety Appliances Co.                                                                    2,400              93,144
       *   Misonix, Inc.                                                                                   200                 998
       *   Mobile Mini, Inc.                                                                             1,300              65,000
     * #   Modtech Holdings, Inc.                                                                          200               1,716
       *   Monster Worldwide, Inc.                                                                       8,500             330,650
       *   Moog, Inc. Class A                                                                              225               6,590
           MSC Industrial Direct Co., Inc. Class A                                                       3,500             136,815
       *   MTC Technologies, Inc.                                                                        1,300              42,601
           Mueller Industries, Inc.                                                                      2,500              67,675
           NACCO Industries, Inc. Class A                                                                  600              70,260
       *   National Patent Development Corp.                                                               100                 189
       *   Navigant Consulting, Inc.                                                                     3,300              67,353
       *   Navistar International Corp.                                                                  4,700             133,339
     * #   NCI Building Systems, Inc.                                                                    1,700              74,035
       *   NCO Group, Inc.                                                                               1,800              31,032
           Nordson Corp.                                                                                 2,600             103,532
           Norfolk Southern Corp.                                                                       32,100           1,420,104
           Northrop Grumman Corp.                                                                       23,628           1,355,538
       *   NuCo2, Inc.                                                                                   1,100              30,932
       *   Odyssey Marine Exploration, Inc.                                                              1,200               3,780
       *   Old Dominion Freight Line, Inc.                                                               1,800              68,418
       *   Omega Flex, Inc.                                                                                100               1,489
       *   On Assignment, Inc.                                                                           1,200              13,260
     * #   Orbital Sciences Corp.                                                                        3,900              47,034
           Oshkosh Truck Corp. Class B                                                                   6,300             283,059
       *   P.A.M. Transportation Services, Inc.                                                            500               8,160
           Paccar, Inc.                                                                                 13,800             991,668

       #   Pall Corp.                                                                                    9,900             274,824
           Parker Hannifin Corp.                                                                        10,300             704,623
       *   Park-Ohio Holdings Corp.                                                                        100               1,575
           Pentair, Inc.                                                                                 6,800             259,760
       *   Perini Corp.                                                                                  1,900              48,944
       *   PHH Corp.                                                                                     3,558             102,684
       *   Pico Holdings, Inc.                                                                             900              30,384
       *   Pinnacle Airlines Corp.                                                                         100                 695
           Pitney Bowes, Inc.                                                                           14,900             620,734
       *   Plug Power, Inc.                                                                              6,071              31,144
       *   Portfolio Recovery Associates, Inc.                                                           1,300              49,816
       *   Powell Industries, Inc.                                                                         400               7,672
       *   Power-One, Inc.                                                                               3,500              21,770
           Precision Castparts Corp.                                                                    11,508             586,793
       *   PRG-Schultz International, Inc.                                                               1,600               1,456
       *   Providence Service Corp.                                                                        100               2,922
     * #   Quanta Services, Inc.                                                                         9,465             133,930
           Quixote Corp.                                                                                   300               6,375
       *   RailAmerica, Inc.                                                                             2,000              21,780
           Raven Industries, Inc.                                                                        1,248              38,239
           Raytheon Co.                                                                                 33,700           1,294,754
           Regal-Beloit Corp.                                                                            1,900              67,051
       *   Republic Airways Holdings, Inc.                                                               2,100              30,513
           Republic Services, Inc.                                                                      11,500             412,275
       *   Resources Connection, Inc.                                                                    3,200              92,928
           Robbins & Myers, Inc.                                                                           700              14,840
           Robert Half International, Inc.                                                              14,200             543,292
           Rockwell Automation, Inc.                                                                    13,800             778,734
           Rockwell Collins, Inc.                                                                       14,500             662,650
           Rollins, Inc.                                                                                 4,950             100,733
       #   Roper Industries, Inc.                                                                        7,100             279,740
       *   Rush Enterprises, Inc. Class A                                                                  400               6,124
           Ryder System, Inc.                                                                              800              33,944
           Schawk, Inc.                                                                                    100               1,849
       *   SCS Transportation, Inc.                                                                        750              14,783
       *   Sequa Corp. Class B                                                                             100               6,400
       *   Shaw Group, Inc.                                                                              6,700             193,563
           Simpson Manufacturing Co., Inc.                                                               3,800             155,724
       *   Sirva, Inc.                                                                                   2,100              16,254
       *   Sitel Corp.                                                                                   2,914               8,946
           Skywest, Inc.                                                                                 4,600             136,620
           Smith (A.O.) Corp.                                                                              400              14,508
       *   SOURCECORP, Inc.                                                                                600              15,636
           Southwest Airlines Co.                                                                       50,900             839,850
       *   Spherion Corp.                                                                                3,400              33,320
           SPX Corp.                                                                                     5,000             235,400
       *   Standard Parking Corp.                                                                          300               5,745
           Standard Register Co.                                                                         1,400              20,748
           Standex International Corp.                                                                     800              22,192
           Steelcase, Inc. Class A                                                                       4,800              70,992
       *   Stericycle, Inc.                                                                              3,200             196,224
           Stewart & Stevenson Services, Inc.                                                            2,100              43,050
           Sun Hydraulics, Inc.                                                                            500               9,535
           Supreme Industries, Inc.                                                                        110                 864
       *   Swift Transportation Co., Inc.                                                                4,900              95,942

           Sypris Solutions, Inc.                                                                          800               8,840
       *   SYS                                                                                             200                 728
       *   Team, Inc.                                                                                      100               2,379
       *   Teledyne Technologies, Inc.                                                                   2,500              81,850
           Teleflex, Inc.                                                                                3,500             231,595
       *   TeleTech Holdings, Inc.                                                                       5,300              65,879
           Tennant Co.                                                                                     800              37,536
     * #   Terex Corp.                                                                                   4,400             271,128
       *   Tetra Tech, Inc.                                                                              4,200              65,520
           Textron, Inc.                                                                                10,400             820,560
       *   The Advisory Board Co.                                                                          600              28,992
           The Brink's Co.                                                                               5,000             230,800
     * #   The Dun & Bradstreet Corp.                                                                    4,800             312,000
       *   The Geo Group, Inc.                                                                             700              17,115
       *   The Lamson & Sessions Co.                                                                     1,500              35,970
       #   The Manitowoc Co., Inc.                                                                       2,700             135,270
       *   Thomas & Betts Corp.                                                                          5,300             212,212
           Timken Co.                                                                                    6,900             213,762
           Todd Shipyards Corp.                                                                            100               2,310
           Toro Co.                                                                                      3,100             124,589
       *   TRC Companies, Inc.                                                                             800               9,256
           Tredegar Industries, Inc.                                                                     1,800              22,500
     * #   Trex Co., Inc.                                                                                1,200              27,444
       #   Trinity Industries, Inc.                                                                      4,300             179,052
       *   Triumph Group, Inc.                                                                           1,200              45,540
     * #   TurboChef Technologies, Inc.                                                                  1,900              24,966
       *   U.S. Home Systems, Inc.                                                                         100                 665
           UAP Holding Corp.                                                                               100               1,898
           Union Pacific Corp.                                                                          20,300           1,553,762
           United Industrial Corp.                                                                         800              34,760
           United Parcel Service, Inc.                                                                  37,700           2,936,830
     * #   United Rentals, Inc.                                                                          5,100             107,916
       *   United Stationers, Inc.                                                                       2,700             132,300
           United Technologies Corp.                                                                    77,000           4,145,680
       #   Universal Forest Products, Inc.                                                               1,400              80,444
     * #   UQM Technologies, Inc.                                                                          700               2,625
       *   URS Corp.                                                                                     3,900             164,268
     * #   US Airways Group, Inc.                                                                          783              26,301
       *   USA Truck, Inc.                                                                                 800              21,680
           Valmont Industries, Inc.                                                                      2,100              70,077
           Viad Corp.                                                                                    1,650              50,243
           Vicor Corp.                                                                                   2,400              38,952
       *   Volt Information Sciences, Inc.                                                               1,000              19,690
           W.W. Grainger, Inc.                                                                           7,300             512,679
           Wabash National Corp.                                                                         1,900              37,715
           Wabtec Corp.                                                                                  3,700              95,571
       #   Walter Industries, Inc.                                                                       3,000             151,050
           Washington Group International, Inc.                                                          2,000             103,420
     * #   Waste Connections, Inc.                                                                       3,800             132,392
           Waste Management, Inc.                                                                       38,400           1,148,544
       *   Water Pik Technologies, Inc.                                                                    700              14,602
           Watsco, Inc. Class A                                                                          1,900             119,225
           Watson Wyatt & Co. Holdings                                                                   3,000              80,760
           Watts Water Technologies, Inc.                                                                1,700              49,113
           Werner Enterprises, Inc.                                                                      4,641              95,001

       *   WESCO International, Inc.                                                                     3,400             141,950
       *   West Corp.                                                                                    6,000             238,020
       *   Wolverine Tube, Inc.                                                                            500               2,580
           Woodward Governor Co.                                                                         1,000              81,670
     * #   Yellow Roadway Corp.                                                                          4,444             209,357
           York International Corp.                                                                      2,700             151,983
                                                                                                                 -----------------
Total Industrials                                                                                                      111,334,434
                                                                                                                 -----------------
Energy -- (8.1%)
     * #   Abraxas Petroleum Corp.                                                                       1,500               9,945
       *   Allis-Chalmers Energy, Inc.                                                                     500               5,430
           Amerada Hess Corp.                                                                            7,900             967,908
     * #   American Oil & Gas, Inc.                                                                        800               3,384
           Anadarko Petroleum Corp.                                                                     20,200           1,830,322
           Apache Corp.                                                                                 28,598           1,866,877
       #   Arch Coal, Inc.                                                                               5,300             408,312
       *   Atlas America, Inc.                                                                             996              56,314
     * #   ATP Oil & Gas Corp.                                                                           1,900              68,609
       *   Atwood Oceanics, Inc.                                                                         1,200              85,188
           Baker Hughes, Inc.                                                                           28,200           1,617,270
           Berry Petroleum Corp. Class A                                                                 1,500              85,575
           BJ Services Co.                                                                              26,000             952,900
       *   Brigham Exploration Co.                                                                       3,400              41,616
           Burlington Resources, Inc.                                                                   33,300           2,405,925
           Cabot Oil & Gas Corp.                                                                         4,050             170,950
     * #   Cal Dive International, Inc.                                                                  3,100             225,091
       *   Callon Petroleum Co.                                                                          1,400              24,780
           CARBO Ceramics, Inc.                                                                          1,950             115,011
       *   Carrizo Oil & Gas, Inc.                                                                       1,600              40,528
       *   Cheniere Energy, Inc.                                                                         3,800             136,154
       #   Chesapeake Energy Corp.                                                                      28,900             836,655
           Chevron Corp.                                                                               141,914           8,133,091
       *   Cimarex Energy Co.                                                                            6,533             254,199
       *   Clayton Williams Energy, Inc.                                                                   800              30,456
       *   Comstock Resources, Inc.                                                                      3,100              95,077
           ConocoPhillips                                                                              106,212           6,426,888
       #   CONSOL Energy, Inc.                                                                           7,500             485,400
       *   Contango Oil & Gas Co.                                                                          600               5,958
       *   Cooper Cameron Corp.                                                                          4,800             382,224
       *   Dawson Geophysical Co.                                                                          100               3,076
     * #   Delta Petroleum Corp.                                                                         3,000              48,300
       *   Denbury Resources, Inc.                                                                       9,200             208,288
       #   Devon Energy Corp.                                                                            5,796             348,919
       #   Diamond Offshore Drilling, Inc.                                                              10,100             631,755
       *   Dril-Quip, Inc.                                                                               1,300              66,300
       *   Dune Energy, Inc.                                                                               400                 988
       *   Edge Petroleum Corp.                                                                          1,300              31,798
           El Paso Corp.                                                                                50,600             556,094
       *   Encore Acquisition Co.                                                                        3,900             121,056
     * #   Endeavour International Corp.                                                                 5,600              20,160
       *   Energy Partners, Ltd.                                                                         2,800              64,792
           ENSCO International, Inc.                                                                    13,291             629,462
           EOG Resources, Inc.                                                                          19,700           1,413,475
           Exxon Mobil Corp.                                                                           469,100          27,221,873
       *   FMC Technologies, Inc.                                                                        5,291             217,407

     * #   Forest Oil Corp.                                                                              5,000             224,050
           Frontier Oil Corp.                                                                            4,300             162,024
       *   FX Energy, Inc.                                                                                 600               6,876
     * #   Gasco Energy, Inc.                                                                            4,400              30,008
       *   Giant Industries, Inc.                                                                        1,000              53,650
       *   Goodrich Petroleum Corp.                                                                      1,800              41,202
       *   Grant Prideco, Inc.                                                                          10,000             383,900
       *   Grey Wolf, Inc.                                                                              13,200              99,132
           Gulf Island Fabrication, Inc.                                                                 1,000              24,850
       *   Gulfmark Offshore, Inc.                                                                       1,600              53,408
           Halliburton Co.                                                                              41,200           2,622,380
       *   Hanover Compressor Co.                                                                        7,711             104,253
       *   Harvest Natural Resources, Inc.                                                               2,400              22,032
           Helmerich & Payne, Inc.                                                                       4,300             249,486
           Holly Corp.                                                                                   2,500             152,050
       *   Hornbeck Offshore Services, Inc.                                                                900              29,484
       *   Houston Exploration Co.                                                                       2,100             114,786
       *   Hydril Co.                                                                                    1,400              89,740
       *   Infinity, Inc.                                                                                  400               2,728
     * #   Input/Output, Inc.                                                                            6,600              49,104
       *   KCS Energy, Inc.                                                                              3,400              88,910
           Kerr-McGee Corp.                                                                              9,995             864,068
       *   Key Energy Group, Inc.                                                                        8,400             118,377
     * #   KFX, Inc.                                                                                     4,100              51,865
       #   Kinder Morgan, Inc.                                                                           9,200             833,520
       *   Lone Star Technologies, Inc.                                                                  2,600             127,400
           Lufkin Industries, Inc.                                                                         100               4,475
           Marathon Oil Corp.                                                                           27,692           1,641,859
           Maritrans, Inc.                                                                                 200               5,778
           MarkWest Hydrocarbon, Inc.                                                                      121               2,650
           Massey Energy Co.                                                                             6,500             246,675
     * #   Matrix Service Co.                                                                            1,000               9,310
     * #   Maverick Tube Corp.                                                                           3,300             125,565
       *   Meridian Resource Corp.                                                                       4,500              18,540
       *   Mitcham Industries, Inc.                                                                        500               7,345
           Murphy Oil Corp.                                                                             14,800             732,008
       *   NATCO Group, Inc. Class A                                                                     1,000              23,200
       *   National-Oilwell, Inc.                                                                       15,134             917,423
     * #   Natural Gas Services Group                                                                      400               9,100
     * #   Newfield Exploration Co.                                                                     10,700             494,982
       *   Newpark Resources, Inc.                                                                       7,000              51,310
           Noble Energy, Inc.                                                                           13,942             521,013
       *   NS Group, Inc.                                                                                1,700              69,768
           Occidental Petroleum Corp.                                                                   31,400           2,490,020
       *   Oceaneering International, Inc.                                                               2,200             112,200
       *   Offshore Logistics, Inc.                                                                        900              27,585
       *   Oil States International, Inc.                                                                4,000             136,240
     * #   OMNI Energy Services Corp.                                                                      300                 909
           Overseas Shipholding Group, Inc.                                                              2,700             137,592
       *   Parallel Petroleum Corp.                                                                      2,200              36,102
       *   Parker Drilling Co.                                                                           6,500              61,945
           Patterson-UTI Energy, Inc.                                                                   13,700             427,988
           Peabody Energy Corp.                                                                         10,400             820,144
           Penn Virginia Corp.                                                                           1,400              83,524
       *   Petrocorp, Inc. Escrow Shares                                                                   100                   6

       *   Petrohawk Energy Corp.                                                                        5,159              68,666
       *   Petroleum Development Corp.                                                                   1,300              43,875
           Pioneer Natural Resources Co.                                                                12,407             631,889
       *   Plains Exploration & Production Co.                                                           5,674             240,578
           Pogo Producing Co.                                                                            4,700             230,300
     * #   Pride International, Inc.                                                                    13,200             393,228
       *   Quicksilver Resources, Inc.                                                                   3,750             141,975
           Range Resources Corp.                                                                         7,000             260,680
       *   Remington Oil & Gas Corp.                                                                     2,100              70,266
       *   Rentech, Inc.                                                                                 5,400              16,740
           Resource America, Inc.                                                                        1,200              20,088
           Rowan Companies, Inc.                                                                         8,700             312,156
           RPC, Inc.                                                                                     3,200             106,240
     * #   SEACOR Holdings, Inc.                                                                         1,900             127,965
       #   Smith International, Inc.                                                                    17,500             661,325
       *   Southwestern Energy Co.                                                                      10,400             354,328
       *   Spinnaker Exploration Co.                                                                     1,800             117,486
           St. Mary Land & Exploration Co.                                                              11,000             391,820
     * #   Stone Energy Corp.                                                                            1,600              71,040
           Sunoco, Inc.                                                                                 10,500             810,600
       *   Superior Energy Services, Inc.                                                                6,000             130,620
       *   Swift Energy Corp.                                                                            2,200             101,618
     * #   Syntroleum Corp.                                                                              3,400              27,438
           Tesoro Petroleum Corp.                                                                        5,900             324,913
       *   Teton Energy Corp.                                                                              400               2,172
       *   TETRA Technologies, Inc.                                                                      2,575              75,447
       *   TGC Industries, Inc.                                                                            300               1,836
           The Williams Companies, Inc.                                                                 55,100           1,184,650
           Tidewater, Inc.                                                                               4,300             194,360
     * #   Transmeridian Exploration, Inc.                                                               4,600              21,620
       *   TransMontaigne, Inc.                                                                          2,700              16,848
     * #   Tri-Valley Corp.                                                                              1,300              13,052
       *   Unit Corp.                                                                                    3,600             194,976
       *   Universal Compression Holdings, Inc.                                                          1,800              72,684
           USEC, Inc.                                                                                    1,200              13,200
       *   VAALCO Energy, Inc.                                                                           2,500              10,075
           Valero Energy Corp.                                                                          24,797           2,385,471
       *   Veritas DGC, Inc.                                                                             2,800              91,560
           Vintage Petroleum, Inc.                                                                       5,600             293,328
       *   Warren Resources, Inc.                                                                          400               6,276
           Western Gas Resources, Inc.                                                                   6,600             314,688
       *   Westmoreland Coal Co.                                                                           400               8,580
       *   W-H Energy Services, Inc.                                                                     2,000              66,660
       *   Whiting Petroleum Corp.                                                                       3,000             124,350
           World Fuel Services Corp.                                                                     2,100              72,135
           XTO Energy, Inc.                                                                             29,633           1,205,767
                                                                                                                 -----------------
Total Energy                                                                                                            87,191,888
                                                                                                                 -----------------
Consumer Staples -- (7.9%)
           Alberto-Culver Co. Class B                                                                    7,850             341,318
           Albertson's, Inc.                                                                            24,800             582,800
           Alliance One International, Inc.                                                              4,400              13,464
           Altria Group, Inc.                                                                          122,300           8,902,217
       #   American Italian Pasta Co.                                                                      700               4,333
           Anheuser-Busch Companies, Inc.                                                               29,916           1,308,526

           Archer-Daniels-Midland Co.                                                                   57,300           1,350,561
           Avon Products, Inc.                                                                          12,600             344,610
     * #   BJ's Wholesale Club, Inc.                                                                     3,800             100,662
       *   Boston Beer Co., Inc. Class A                                                                   700              18,942
           Brown-Forman Corp. Class B                                                                    4,800             330,048
       #   Cal-Maine Foods, Inc.                                                                         1,100               6,886
           Campbell Soup Co.                                                                            31,900             963,699
           Casey's General Stores, Inc.                                                                  4,200              96,684
     * #   Central European Distribution Corp.                                                           1,350              59,008
       *   Central Garden & Pet Co.                                                                      1,500              66,030
     * #   Chattem, Inc.                                                                                 1,100              34,947
           Chiquita Brands International, Inc.                                                           2,400              49,920
       #   Church & Dwight Co., Inc.                                                                     4,450             147,829
       #   Clorox Co.                                                                                   10,400             564,512
           Coca-Cola Co.                                                                               179,500           7,662,855
           Coca-Cola Enterprises, Inc.                                                                  36,200             695,764
           Colgate-Palmolive Co.                                                                        40,000           2,180,800
           ConAgra, Inc.                                                                                24,400             524,600
       *   Constellation Brands, Inc.                                                                   16,400             387,368
           Corn Products International, Inc.                                                             5,300             117,925
           Costco Wholesale Corp.                                                                       39,900           1,994,202
           CVS Corp.                                                                                    70,500           1,904,910
       *   Darling International, Inc.                                                                   3,400              11,526
       *   Dean Foods Co.                                                                               13,250             506,017
       *   Del Monte Foods Co.                                                                          17,500             172,900
           Delta & Pine Land Co.                                                                         2,500              58,900
           Dreyer's Grand Ice Cream Holdings, Inc. Class A                                               2,800             231,560
       *   Elizabeth Arden, Inc.                                                                         2,200              41,888
       #   Estee Lauder Companies, Inc.                                                                  6,100             201,361
           Flowers Foods, Inc.                                                                           4,912             127,319
           General Mills, Inc.                                                                          26,600           1,264,298
     * #   Great Atlantic & Pacific Tea Co., Inc.                                                        2,700              81,432
       *   Green Mountain Coffee, Inc.                                                                     497              20,387
       *   Hain Celestial Group, Inc.                                                                      900              20,097
           Heinz (H.J.) Co.                                                                             21,900             760,368
           Hormel Foods Corp.                                                                           11,000             360,800
           Imperial Sugar Co. (New)                                                                        100               1,381
           Ingles Market, Inc. Class A                                                                     300               5,052
     * #   Integrated Biopharma, Inc.                                                                      155                 620
           Inter Parfums, Inc.                                                                           1,601              26,513
       *   Interstate Bakeries Corp.                                                                     1,000               7,925
           J & J Snack Foods Corp.                                                                         900              54,666
           J. M. Smucker Co.                                                                             4,076             184,847
           Kellogg Co.                                                                                  32,000           1,410,240
           Kimberly-Clark Corp.                                                                         31,400           1,851,972
           Kraft Foods, Inc.                                                                            24,700             714,818
           Lancaster Colony Corp.                                                                        2,600             101,400
           Lance, Inc.                                                                                   1,700              31,178
           Loews Corp. - Carolina Group                                                                  3,900             156,975
           Longs Drug Stores Corp.                                                                       3,300             140,679
       *   M&F Worldwide Corp.                                                                           1,100              18,700
       *   Maui Land & Pineapple Co., Inc.                                                                 100               3,459
           McCormick & Co., Inc.                                                                         6,500             202,930
     * #   Medifast, Inc.                                                                                  400               2,156
           MGP Ingredients, Inc.                                                                           100               1,127

           Molson Coors Brewing Co.                                                                      4,200             279,678
       *   Monterey Pasta Co.                                                                              500               2,155
           Nash Finch Co.                                                                                1,000              26,870
     * #   Natural Health Trends Corp.                                                                     100               1,021
           Nature's Sunshine Products, Inc.                                                              1,260              23,197
       *   NBTY, Inc.                                                                                    5,200             102,024
           Nu Skin Enterprises, Inc. Class A                                                             4,700              81,686
       *   Omega Protein Corp.                                                                             700               4,221
     * #   Parlux Fragrances, Inc.                                                                         600              17,268
       *   Pathmark Stores, Inc.                                                                         3,500              37,660
       *   Peet's Coffee & Tea, Inc.                                                                       800              24,840
           PepsiAmericas, Inc.                                                                          11,400             260,604
           PepsiCo, Inc.                                                                               129,300           7,654,560
     * #   Performance Food Group Co.                                                                    2,500              71,000
           Pilgrim's Pride Corp.                                                                         5,300             169,600
       *   Playtex Products, Inc.                                                                        4,400              61,600
       *   PriceSmart, Inc.                                                                                100                 829
           Procter & Gamble Co.                                                                        258,580          14,788,190
           Ralcorp Holdings, Inc.                                                                        2,400             100,056
       *   Revlon, Inc.                                                                                 16,000              40,000
           Reynolds American, Inc.                                                                       9,700             863,494
       *   Rite Aid Corp.                                                                               33,000             121,770
           Ruddick Corp.                                                                                 3,100              62,651
           Safeway, Inc.                                                                                40,600             943,950
       *   San Filippo (John B.) & Son, Inc.                                                               212               2,907
           Sanderson Farms, Inc.                                                                         1,450              51,649
           Sara Lee Corp.                                                                               25,100             453,306
       #   Seaboard Corp.                                                                                  100             172,000
       *   Smart & Final Food, Inc.                                                                      1,700              22,950
       *   Smithfield Foods, Inc.                                                                        9,700             283,531
       *   Spartan Stores, Inc.                                                                            359               3,594
       *   Spectrum Brands, Inc.                                                                         3,800              68,400
     * #   Star Scientific, Inc.                                                                           197                 512
           Supervalu, Inc.                                                                               9,300             304,296
       #   Sysco Corp.                                                                                  20,100             649,632
           The Hershey Co.                                                                              13,500             732,240
       *   The Kroger Co.                                                                               61,600           1,198,736
           The Topps Co., Inc.                                                                           2,400              19,056
           Tootsie Roll Industries, Inc.                                                                 2,838              85,736
       *   TreeHouse Foods, Inc.                                                                         2,090              41,215
           Tyson Foods, Inc. Class A                                                                    20,300             341,649
       *   United Natural Foods, Inc.                                                                    3,000              84,240
     * #   USANA Health Services, Inc.                                                                   1,300              51,324
           UST, Inc.                                                                                     5,300             204,474
       #   Vector Group, Ltd.                                                                            1,050              19,782
           Walgreen Co.                                                                                 87,800           4,010,704
           Wal-Mart Stores, Inc.                                                                       182,848           8,879,099
           WD-40 Co.                                                                                     1,000              27,470
           Weis Markets, Inc.                                                                            1,600              67,360
           Whole Foods Market, Inc.                                                                      5,900             868,952
       *   Wild Oats Markets, Inc.                                                                       2,000              24,160
           Wrigley (Wm.) Jr. Co.                                                                        14,900           1,021,991
                                                                                                                 -----------------
Total Consumer Staples                                                                                                  84,960,800
                                                                                                                 -----------------

Utilities -- (3.0%)
       *   AES Corp.                                                                                    53,800             848,426
           AGL Resources, Inc.                                                                           4,200             148,554
       *   Allegheny Energy, Inc.                                                                       15,000             417,450
           ALLETE, Inc.                                                                                  1,900              87,875
           Alliant Energy Corp.                                                                          6,200             175,770
           Ameren Corp.                                                                                 11,000             577,060
           American Electric Power Co., Inc.                                                            25,800             942,732
           American States Water Co.                                                                     1,300              39,780
           Aqua America, Inc.                                                                            7,725             285,748
       *   Aquila, Inc.                                                                                 24,500              86,975
           Atmos Energy Corp.                                                                            4,200             111,594
           Black Hills Corp.                                                                             1,200              43,860
           California Water Service Group                                                                1,200              42,660
     * #   Calpine Corp.                                                                                40,800              20,808
           Cascade Natural Gas Corp.                                                                       500              10,145
       #   CenterPoint Energy, Inc.                                                                     16,600             219,452
           Central Vermont Public Service Corp.                                                            100               2,040
           CH Energy Group, Inc.                                                                           500              23,350
           Chesapeake Utilities Corp.                                                                      300               9,345
           Cinergy Corp.                                                                                 6,900             283,452
           Cleco Corp.                                                                                   1,700              37,536
       *   CMS Energy Corp.                                                                             19,200             268,416
           Connecticut Water Services, Inc.                                                                100               2,523
           Consolidated Edison, Inc.                                                                    15,300             696,762
           Constellation Energy Group                                                                    9,600             508,704
           Dominion Resources, Inc.                                                                     22,800           1,731,660
       #   DPL, Inc.                                                                                     8,200             209,510
           DTE Energy Co.                                                                                9,300             405,852
           Duke Energy Corp.                                                                            59,600           1,600,856
       #   Duquesne Light Holdings, Inc.                                                                 3,900              66,105
       *   Dynegy, Inc.                                                                                 24,900             119,271
           Edison International                                                                         26,700           1,204,704
       *   El Paso Electric Co.                                                                          3,000              64,890
           Empire District Electric Co.                                                                    500              10,155
           Energen Corp.                                                                                 6,300             231,210
           Energy East Corp.                                                                             7,200             168,840
           EnergySouth, Inc.                                                                                98               2,714
           Entergy Corp.                                                                                13,800             966,000
       *   Environmental Power Corp.                                                                       200               1,528
       #   Equitable Resources, Inc.                                                                     8,300             310,337
           Exelon Corp.                                                                                 51,600           2,685,264
           FirstEnergy Corp.                                                                            22,000           1,033,120
           FPL Group, Inc.                                                                              26,400           1,119,096
           Great Plains Energy, Inc.                                                                     3,400              98,804
           Hawaiian Electric Industries, Inc.                                                            4,200             111,048
           IDACORP, Inc.                                                                                 1,500              42,765
           KeySpan Corp.                                                                                 8,300             278,548
           Laclede Group, Inc.                                                                             700              20,881
           MDU Resources Group, Inc.                                                                     8,900             292,187
           MGE Energy, Inc.                                                                              1,200              42,144
           National Fuel Gas Co.                                                                         4,500             145,125
           New Jersey Resources Corp.                                                                    1,600              68,016
           Nicor, Inc.                                                                                   2,300              92,230
           NiSource, Inc.                                                                               23,100             497,343
           Northeast Utilities, Inc.                                                                     6,800             126,344

           Northwest Natural Gas Co.                                                                     1,100              37,796
           NorthWestern Corp.                                                                            1,800              55,764
           NSTAR                                                                                         5,700             160,113
           OGE Energy Corp.                                                                              4,200             112,392
           Oneok, Inc.                                                                                   5,000             137,150
           Otter Tail Corp.                                                                              1,000              30,050
           Peoples Energy Corp.                                                                          1,600              57,488
           Pepco Holdings, Inc.                                                                         10,000             216,700
           PG&E Corp.                                                                                   34,300           1,261,554
           Piedmont Natural Gas Co.                                                                      4,000              93,960
           Pinnacle West Capital Corp.                                                                   5,200             215,748
           PNM Resources, Inc.                                                                           3,250              84,403
           PPL Corp.                                                                                    26,300             773,220
           Progress Energy, Inc.                                                                        11,900             532,882
           Public Service Enterprise Group, Inc.                                                        10,800             677,376
           Puget Energy, Inc.                                                                            5,300             110,134
           Questar Corp.                                                                                 7,500             559,200
       *   Reliant Energy, Inc.                                                                         25,699             235,403
           SCANA Corp.                                                                                   6,000             237,720
           SEMCO Energy, Inc.                                                                              300               1,788
           Sempra Energy                                                                                19,500             857,025
       *   Sierra Pacific Resources                                                                     12,500             168,500
           SJW Corp.                                                                                       300              15,300
           South Jersey Industries, Inc.                                                                 1,000              28,750
           Southern Co.                                                                                 50,100           1,738,971
       *   Southern Union Co.                                                                            9,648             227,694
           Southwest Gas Corp.                                                                           1,300              34,476
           Southwest Water Co.                                                                           1,400              18,984
           TECO Energy, Inc.                                                                            13,400             234,366
           TXU Corp.                                                                                    24,200           2,483,646
           UGI Corp.                                                                                     5,900             129,800
           UIL Holdings Corp.                                                                              200               9,664
           Unisource Energy Corp.                                                                        1,100              35,596
           Vectren Corp.                                                                                 4,100             111,315
           Westar Energy, Inc.                                                                           4,400              99,528
           WGL Holdings, Inc.                                                                            1,300              39,546
           Wisconsin Energy Corp.                                                                        6,100             231,495
           WPS Resources Corp.                                                                           2,400             129,072
           Xcel Energy, Inc.                                                                            21,800             403,518
                                                                                                                 -----------------
Total Utilities                                                                                                         32,225,651
                                                                                                                 -----------------
Materials -- (2.8%)
       *   AEP Industries, Inc.                                                                            300               6,900
           Air Products & Chemicals, Inc.                                                               15,200             899,384
           Airgas, Inc.                                                                                  6,600             205,260
       *   AK Steel Holding Corp.                                                                        8,400              69,636
           Albemarle Corp.                                                                               3,200             117,760
           Alcoa, Inc.                                                                                  14,900             408,409
       *   Aleris International, Inc.                                                                    2,500              83,125
           Allegheny Technologies, Inc.                                                                  7,921             261,235
           AMCOL International Corp.                                                                     2,000              40,700
           American Vanguard Corp.                                                                       1,400              32,270
           Aptargroup, Inc.                                                                              2,700             148,095
           Arch Chemicals, Inc.                                                                          1,100              31,295
           Ashland, Inc.                                                                                 5,600             312,200

           Balchem Corp.                                                                                   100               2,758
           Ball Corp.                                                                                    6,700             276,174
           Bemis Co., Inc.                                                                               6,700             184,585
           Bowater, Inc.                                                                                 2,700              83,835
       *   Brush Engineered Materials, Inc.                                                                800              12,712
       *   Buckeye Technologies, Inc.                                                                    2,000              15,240
           Cabot Corp.                                                                                   4,500             157,725
           Calgon Carbon Corp.                                                                           2,500              14,400
       *   Caraustar Industries, Inc.                                                                    1,500              14,790
           Carpenter Technology Corp.                                                                    1,800             117,990
       *   Castle (A.M.) & Co.                                                                             400               8,260
       *   Century Aluminum Co.                                                                          2,200              50,864
       *   CFC International, Inc.                                                                         200               3,133
       *   Chaparral Steel Co.                                                                           1,300              32,500
           Chemtura Corp.                                                                               15,141             182,449
           Chesapeake Corp.                                                                                500               8,800
       #   Cleveland-Cliffs, Inc.                                                                        2,000             190,580
       *   Coeur d'Alene Mines Corp.                                                                    18,600              80,166
           Commercial Metals Co.                                                                         5,100             179,010
           Compass Minerals International, Inc.                                                            400               9,632
       *   Crown Holdings, Inc.                                                                         12,100             224,334
           Cytec Industries, Inc.                                                                        3,600             163,044
           Deltic Timber Corp.                                                                           1,000              45,020
           Dow Chemical Co.                                                                             55,700           2,520,425
           DuPont (E.I.) de Nemours & Co., Inc.                                                         48,800           2,086,200
           Eagle Materials, Inc.                                                                         1,277             146,727
           Eagle Materials, Inc. Class B                                                                   596              65,411
           Eastman Chemical Co.                                                                          2,800             154,924
           Ecolab, Inc.                                                                                 21,600             718,632
           Engelhard Corp.                                                                               7,900             233,050
           Ferro Corp.                                                                                   2,500              47,250
           Florida Rock Industries, Inc.                                                                 4,850             241,870
       *   FMC Corp.                                                                                     3,300             175,461
           Freeport-McMoRan Copper & Gold, Inc. Class B                                                 12,700             661,797
           Fuller (H.B.) Co.                                                                             1,400              43,372
           Georgia Gulf Corp.                                                                            2,200              61,292
           Georgia-Pacific Corp.                                                                        17,600             832,304
           Gibraltar Industries, Inc.                                                                    1,550              34,085
           Glatfelter (P.H.) Co.                                                                         1,900              27,398
       *   Graphic Packaging Corp.                                                                      11,500              31,280
           Greif, Inc. Class A                                                                             600              36,030
     * #   Headwaters, Inc.                                                                              3,200             114,016
       *   Hecla Mining Co.                                                                              7,563              26,773
     * #   Hercules, Inc.                                                                                6,900              81,144
           International Flavors & Fragrances, Inc.                                                      5,200             169,208
           International Paper Co.                                                                      13,900             438,267
           Kronos Worldwide, Inc.                                                                        1,456              45,937
           LaFarge North America, Inc.                                                                   5,400             297,000
       *   Landec Corp.                                                                                  1,300               9,581
           Longview Fibre Co.                                                                            1,700              36,142
           Louisiana-Pacific Corp.                                                                       7,900             213,063
           Lubrizol Corp.                                                                                4,700             198,387
           Lyondell Chemical Co.                                                                        13,620             346,357
           MacDermid, Inc.                                                                               2,200              62,502
       #   Martin Marietta Materials, Inc.                                                               4,000             300,440

       *   Material Sciences Corp.                                                                         800              11,608
           MeadWestavco Corp.                                                                           11,000             307,890
           Metal Management, Inc.                                                                        2,000              50,340
       *   Metals USA, Inc.                                                                                900              19,800
           Minerals Technologies, Inc.                                                                   1,300              73,606
     * #   Mines Management, Inc.                                                                          300               2,190
           Monsanto Co.                                                                                 23,235           1,702,428
           Myers Industries, Inc.                                                                        1,187              16,606
     * #   Nanophase Technologies Corp.                                                                    600               3,624
           Neenah Paper, Inc.                                                                              615              17,257
       *   NewMarket Corp.                                                                                 900              19,728
           Newmont Mining Corp.                                                                         35,700           1,646,484
           NL Industries, Inc.                                                                           2,800              41,440
           NN, Inc.                                                                                        300               2,982
       #   Nucor Corp.                                                                                  12,200             818,376
           Olin Corp.                                                                                    3,800              73,150
       *   OM Group, Inc.                                                                                1,500              23,670
       *   OMNOVA Solutions, Inc.                                                                        1,500               7,050
       *   Oregon Steel Mills, Inc.                                                                      2,800              76,580
       *   Owens-Illinois, Inc.                                                                         11,700             254,475
           Packaging Corp. of America                                                                    6,800             157,692
           Packaging Dynamics Corp.                                                                        140               1,435
       *   Pactiv Corp.                                                                                  8,500             172,040
           Phelps Dodge Corp.                                                                            8,500           1,153,195
       *   Pioneer Companies, Inc.                                                                         700              17,381
       *   PolyOne Corp.                                                                                 4,400              25,388
           Pope & Talbot, Inc.                                                                             500               3,995
           Potlatch Corp.                                                                                2,200             106,348
           PPG Industries, Inc.                                                                          8,500             516,205
           Praxair, Inc.                                                                                25,200           1,310,400
           Quaker Chemical Corp.                                                                           400               7,172
           Quanex Corp.                                                                                  2,000             123,700
       #   Reliance Steel & Aluminum Co.                                                                 2,900             187,079
           Rock-Tenn Co. Class A                                                                         1,500              19,950
           Rohm & Haas Co.                                                                              14,400             630,720
       #   Royal Gold, Inc.                                                                              1,600              41,632
           RPM International, Inc.                                                                       8,900             165,540
       *   RTI International Metals, Inc.                                                                1,800              67,140
       #   Ryerson Tull, Inc.                                                                            1,600              36,144
           Schnitzer Steel Industries, Inc. Class A                                                      1,900              65,531
           Schulman (A.), Inc.                                                                           1,300              27,157
           Scotts Co. Class A                                                                            5,600             262,752
       *   Sealed Air Corp.                                                                              6,600             341,286
           Sensient Technologies Corp.                                                                   2,300              41,791
       #   Sigma-Aldrich Corp.                                                                           5,800             383,032
           Silgan Holdings, Inc.                                                                         2,900             102,341
       *   Smurfit-Stone Container Corp.                                                                 4,349              55,102
           Sonoco Products Co.                                                                             500              14,340
           Spartech Corp.                                                                                1,500              31,815
           Steel Dynamics, Inc.                                                                          2,900             100,398
           Steel Technologies, Inc.                                                                        700              18,543
       *   Stillwater Mining Co.                                                                         6,500              69,485
       *   Symyx Technologies, Inc.                                                                      2,200              59,950
           Temple-Inland, Inc.                                                                           8,700             364,269
     * #   Terra Industries, Inc.                                                                        5,300              31,853

           Texas Industries, Inc.                                                                        1,900              94,772
       *   The Mosaic Co.                                                                                2,900              39,266
     * #   Titanium Metals Corp.                                                                         2,300             145,245
       *   U.S. Concrete, Inc.                                                                             200               1,644
       *   United States Lime & Minerals, Inc.                                                             100               2,919
           United States Steel Corp.                                                                     7,000             333,200
           Valhi, Inc.                                                                                   9,000             158,130
           Valspar Corp.                                                                                 7,500             188,625
           Vulcan Materials Co.                                                                          7,700             513,590
       *   Webco Industries, Inc.                                                                           10                 703
           Westlake Chemical Corp.                                                                       3,000              84,060
           Weyerhaeuser Co.                                                                             17,700           1,173,687
           Worthington Industries, Inc.                                                                  6,400             129,856
     * #   Zoltek Companies, Inc.                                                                        1,200              10,560
                                                                                                                 -----------------
Total Materials                                                                                                         29,888,937
                                                                                                                 -----------------
Telecommunication Services -- (2.3%)
       *   @Road, Inc.                                                                                   4,903              24,319
       *   Alamosa Holdings, Inc.                                                                       12,500             231,000
       #   Alaska Communications Systems Group, Inc.                                                     3,000              30,030
           Alltel Corp.                                                                                 27,834           1,860,146
       *   American Tower Corp.                                                                         30,700             837,803
       *   AT&T, Inc.                                                                                  232,350           5,787,839
           BellSouth Corp.                                                                             109,700           2,990,422
     * #   Broadwing Corp.                                                                               2,347              15,772
       *   Centennial Communications Corp.                                                               6,000              95,220
       *   Cincinnati Bell, Inc.                                                                        11,900              46,410
           Citizens Communications Co.                                                                  15,700             204,885
       *   Cogent Communications Group, Inc.                                                               800               4,336
           Commonwealth Telephone Enterprises, Inc.                                                      1,200              41,592
       *   Crown Castle International Corp.                                                             17,800             487,720
           CT Communications, Inc.                                                                         500               6,160
     * #   Dobson Communications Corp.                                                                  10,700              78,859
       *   General Communications, Inc. Class A                                                          4,200              42,630
       *   IDT Corp.                                                                                       800               9,640
       *   IDT Corp. Class B                                                                             3,500              42,700
     * #   Level 3 Communications, Inc.                                                                 45,400             154,360
       *   Nextel Partners, Inc.                                                                        13,800             365,700
       *   NII Holdings, Inc.                                                                           11,600             504,020
           North Pittsburgh Systems, Inc.                                                                  900              17,622
       *   Premiere Global Services, Inc.                                                                2,800              21,168
       *   Price Communications Corp.                                                                    3,005              45,586
       *   Qwest Communications International, Inc.                                                    125,000             655,000
       *   SBA Communications Corp.                                                                      3,800              70,072
           Sprint Nextel Corp.                                                                         249,863           6,256,570
       *   SunCom Wireless Holdings, Inc.                                                                  400               1,020
           SureWest Communications                                                                         500              14,150
       *   TALK America Holdings, Inc.                                                                   1,900              18,240
           Telephone & Data Systems, Inc.                                                                3,900             142,545
           Telephone & Data Systems, Inc. Special Shares                                                 4,900             171,745
       *   Time Warner Telecom, Inc.                                                                     4,000              37,600
       *   UbiquiTel, Inc.                                                                               6,700              65,526
       *   United States Cellular Corp.                                                                  4,600             233,680
           USA Mobility, Inc.                                                                              600              16,380
           Verizon Communications, Inc.                                                                113,800           3,639,324

       *   Wireless Facilities, Inc.                                                                     5,700              31,578
                                                                                                                 -----------------
Total Telecommunication Services                                                                                        25,299,369
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                    992,500,954
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             -----------------
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (8.1%)
      ^    Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%, 12/01/05
              (Collateralized by $74,865,000 U.S. Treasury Note 4.50%, 11/15/10,
              valued at $75,326,518) to be repurchased at $73,854,982                        $          73,847          73,846,879

           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $13,924,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $13,645,520) to be repurchased at $13,444,449                                             13,443          13,443,000
                                                                                                                 -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                        87,289,879
                                                                                                                 -----------------
TOTAL INVESTMENTS - (100.0%)
(Cost $902,667,670)                                                                                              $  1,079,790,833
                                                                                                                 =================

                 See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE+
                                                                                             -----------------   -----------------
COMMON STOCKS -- (93.1%)
Consumer Discretionary -- (18.2%)
       *   4Kids Entertainment, Inc.                                                                   123,300   $       2,015,955
       *   A.C. Moore Arts & Crafts, Inc.                                                               13,557             194,001
       *   Acme Communications, Inc.                                                                   132,491             537,913
           Action Performance Companies, Inc.                                                          122,800           1,553,420
       *   Advanced Marketing Services, Inc.                                                            99,195             451,337
       *   Aftermarket Technology Corp.                                                                171,244           3,510,502
       *   Alderwoods Group, Inc.                                                                       45,600             684,912
       *   All American Semiconductor, Inc.                                                             12,500              49,000
     * #   Alloy, Inc.                                                                                 123,507             757,098
           Ambassadors Group, Inc.                                                                      25,680             644,311
       #   American Axle & Manufacturing Holdings, Inc.                                                318,200           6,764,932
       *   American Biltrite, Inc.                                                                         900              10,782
           American Greetings Corp. Class A                                                            135,300           3,544,860
       *   America's Car-Mart, Inc.                                                                     32,700             527,124
           Ameristar Casinos, Inc.                                                                      22,800             537,852
       *   AMS Health Sciences, Inc.                                                                       500                 370
           Andersons, Inc.                                                                               9,300             382,695
     * #   AnnTaylor Stores Corp.                                                                      153,175           4,645,798
       *   Applica, Inc.                                                                               235,464             303,749
           Arctic Cat, Inc.                                                                             19,200             402,816
           ArvinMeritor, Inc.                                                                          181,900           2,419,270
       *   Ashworth, Inc.                                                                              145,725           1,240,120
       *   Audiovox Corp. Class A                                                                      159,237           2,205,432
     * #   Avatar Holdings, Inc.                                                                        16,400             931,684
       *   Aztar Corp.                                                                                 136,500           4,273,815
       *   Ballantyne of Omaha, Inc.                                                                    24,100             118,090
       *   Bally Total Fitness Holding Corp.                                                           166,700           1,168,567
           Bandag, Inc.                                                                                 12,150             520,627
           Bandag, Inc. Class A                                                                         18,100             666,080
           Bassett Furniture Industries, Inc.                                                           85,930           1,549,318
       #   Beazer Homes USA, Inc.                                                                      165,177          11,557,435
       *   Big Dog Holdings, Inc.                                                                          200               1,398
       *   Big Lots, Inc.                                                                              521,800           6,412,922
           Blair Corp.                                                                                  16,798             626,565
       #   Blockbuster, Inc. Class A                                                                   304,700           1,142,625
       *   Bluegreen Corp.                                                                             293,400           4,362,858
           Bob Evans Farms, Inc.                                                                       216,698           5,239,758
       *   Bombay Co., Inc.                                                                            387,400           1,534,104
           Bon-Ton Stores, Inc.                                                                        124,338           2,296,523
           Books-A-Million, Inc.                                                                        99,688             946,039
           Borders Group, Inc.                                                                           2,400              48,936
           BorgWarner, Inc.                                                                            219,500          13,170,000
           Bowl America, Inc. Class A                                                                    3,528              47,363
           Boyd Gaming Corp.                                                                            30,400           1,470,752

       *   Boyds Collection, Ltd.                                                                      182,050              15,929
     * #   Brillian Corp.                                                                               43,639             246,124
           Brown Shoe Company, Inc.                                                                    139,141           5,718,695
       *   Buca, Inc.                                                                                  147,860             850,195
       #   Building Materials Holding Corp.                                                             71,135           5,856,545
           Burlington Coat Factory Warehouse Corp.                                                     229,155           9,083,704
           Cadmus Communications Corp.                                                                  14,444             291,480
       *   California Coastal Communities, Inc.                                                         10,000             392,800
           Callaway Golf Co.                                                                           311,090           4,557,468
       *   Capital Pacific Holdings, Inc.                                                               40,800             428,400
       *   Carriage Services, Inc.                                                                     177,600             921,744
       *   Casual Male Retail Group, Inc.                                                              128,542             794,390
       *   Catalina Lighting, Inc.                                                                       1,720              15,437
           Cato Corp. Class A                                                                           42,350             914,760
       *   Cavalier Homes, Inc.                                                                         75,800             443,430
       *   Cavco Industries, Inc.                                                                       14,958             587,101
           CBRL Group, Inc.                                                                            166,068           6,142,855
       *   Champps Entertainment, Inc.                                                                 121,861             892,023
       #   Charles and Colvard, Ltd.                                                                    15,996             431,252
       *   Charlotte Russe Holding, Inc.                                                               145,495           2,720,756
       *   Charming Shoppes, Inc.                                                                      503,634           5,917,699
       *   Checkers Drive-In Restaurants, Inc.                                                          62,667             946,272
       *   Chromcraft Revington, Inc.                                                                   17,300             233,550
           Coachmen Industries, Inc.                                                                    97,600           1,183,888
       *   Cobra Electronics Corp.                                                                      25,700             278,845
       *   Concord Camera Corp.                                                                         91,377             116,049
       #   Cooper Tire & Rubber Co.                                                                    315,500           4,641,005
       *   Cost-U-Less, Inc.                                                                             2,500              17,000
       *   Cox Radio, Inc.                                                                             136,200           2,017,122
       *   CSK Auto Corp.                                                                                2,600              40,300
           CSS Industries, Inc.                                                                         28,800             960,768
       *   Culp, Inc.                                                                                   93,700             469,437
       *   Cumulus Media, Inc. Class A                                                                 251,077           3,100,801
           Cutter & Buck, Inc.                                                                          53,831             651,355
       *   Dave & Busters, Inc.                                                                         44,900             678,439
           Deb Shops, Inc.                                                                              21,226             617,252
     * #   Deckers Outdoor Corp.                                                                         2,400              55,272
           Delta Apparel, Inc.                                                                           8,254             125,873
       *   Delta Woodside Industries, Inc.                                                               2,425               1,358
           Dillards, Inc. Class A                                                                      306,600           6,429,402
       *   Dixie Group, Inc.                                                                           121,807           1,705,298
     * #   Dominion Homes, Inc.                                                                         60,408             601,060
           Dover Motorsports, Inc.                                                                     120,011             771,671
       *   drugstore.com, Inc.                                                                          12,000              36,840
       *   Duckwall-ALCO Stores, Inc.                                                                   15,400             338,800
       *   Dura Automotive Systems, Inc.                                                               200,854             516,195
     * #   eCost.com, Inc.                                                                              33,483              44,532
       *   EMAK Worldwide, Inc.                                                                          4,400              29,832
       *   Emerson Radio Corp.                                                                          46,388             141,947
       *   Emmis Communications Corp. Class A                                                           92,100           1,919,364
       *   Enesco Group, Inc.                                                                          130,100             283,618
       *   Entercom Communications Corp.                                                                56,800           1,809,080
       *   Entravision Communications Corp.                                                            258,200           1,933,918
       *   Fairchild Corp. Class A                                                                     221,088             508,502
       *   Famous Dave's of America, Inc.                                                               31,268             334,880

           Fedders Corp.                                                                                 3,600               7,884
           Finish Line, Inc. Class A                                                                    82,700           1,427,402
       *   Finlay Enterprises, Inc.                                                                     73,647             843,258
       *   Fleetwood Enterprises, Inc.                                                                  29,823             340,280
           Flexsteel Industries, Inc.                                                                    6,200              86,614
           Foot Locker, Inc.                                                                           112,600           2,456,932
     * #   Footstar, Inc.                                                                               60,500             205,700
       *   Fox & Hound Restaurant Group                                                                  3,900              51,480
       *   Franklin Covey Co.                                                                           15,300             103,734
       *   Franklin Electronic Publishers, Inc.                                                            900               3,150
           Fred's, Inc.                                                                                 18,100             300,641
           Frisch's Restaurants, Inc.                                                                    8,917             220,250
       #   Furniture Brands International, Inc.                                                        302,500           6,034,875
       *   Gaiam, Inc.                                                                                  18,824             253,183
       *   GameStop Corp. Class A                                                                          200               6,728
           GameTech International, Inc.                                                                 17,500              68,250
       *   Gaylord Entertainment Co.                                                                   103,815           4,491,037
           Gentek, Inc.                                                                                  8,300             134,792
       *   G-III Apparel Group, Ltd.                                                                    12,700             127,889
           Goody's Family Clothing, Inc.                                                               181,754           1,699,400
       *   Gottschalks, Inc.                                                                            18,300             149,145
           Gray Television, Inc.                                                                       347,528           3,099,950
           Gray Television, Inc. Class A                                                                 3,400              29,682
       *   Group 1 Automotive, Inc.                                                                    179,600           5,544,252
       *   Gymboree Corp.                                                                              153,098           3,453,891
       *   Ha-Lo Industries, Inc.                                                                       21,800                  15
           Hancock Fabrics, Inc.                                                                       105,000             472,500
           Handleman Co.                                                                               157,802           2,166,621
       *   Harris Interactive, Inc.                                                                    138,123             549,730
       *   Hartmarx Corp.                                                                              267,500           1,963,450
       *   Hastings Entertainment, Inc.                                                                 67,500             332,100
           Haverty Furniture Co., Inc.                                                                  28,400             365,224
       *   Hayes Lemmerz International, Inc.                                                            44,160             134,246
           Hollinger International, Inc. Class A                                                        12,200             108,946
       *   Hollywood Media Corp.                                                                         3,100              13,454
           IHOP Corp.                                                                                   73,400           3,508,520
           ILX Resorts, Inc.                                                                            21,400             193,670
       *   Image Entertainment, Inc.                                                                     9,414              36,150
       *   IMPCO Technologies, Inc.                                                                    119,690             622,388
     * #   Infosonics Corp.                                                                             14,700             169,638
       *   Insight Communications Co., Inc.                                                            259,700           3,022,908
       *   Insight Enterprises, Inc.                                                                   284,507           5,926,281
           Interactive Data Corp.                                                                        4,000              88,560
       *   Interface, Inc. Class A                                                                     165,946           1,382,330
       *   Interstate Hotels & Resorts, Inc.                                                           155,604             704,886
       *   Isle of Capri Casinos, Inc.                                                                  34,126             925,497
       *   J. Alexander's Corp.                                                                         13,700             109,874
       *   J. Jill Group, Inc.                                                                          82,167           1,504,478
       *   Jack in the Box, Inc.                                                                        18,900             635,040
       *   Jakks Pacific, Inc.                                                                         210,854           4,297,205
       *   Jo-Ann Stores, Inc.                                                                         160,300           2,039,016
       *   Johnson Outdoors, Inc.                                                                       11,000             178,200
       *   K2, Inc.                                                                                    394,814           4,011,310
           Kellwood Co.                                                                                128,530           2,971,614
       *   Keystone Automotive Industries, Inc.                                                         63,000           1,764,000

           Kimball International, Inc. Class B                                                         196,171           2,089,221
           K-Swiss, Inc. Class A                                                                        69,415           2,167,830
       *   La Quinta Corp.                                                                             570,500           6,252,680
       *   LaCrosse Footwear, Inc.                                                                         300               3,288
       *   Lakeland Industries, Inc.                                                                     1,411              27,980
     * #   Lakes Entertainment, Inc.                                                                   102,654             759,640
           Landry's Restaurants, Inc.                                                                  154,750           4,185,987
       *   Lazare Kaplan International, Inc.                                                            24,500             201,390
       #   La-Z-Boy, Inc.                                                                              297,944           3,983,511
       *   Learning Care Group, Inc.                                                                    13,500              98,685
       *   Lenox Group, Inc.                                                                            62,600             773,736
           Levitt Corp. Class A                                                                             92               1,990
           Liberty Corp.                                                                                76,500           3,566,430
           Lifetime Brands, Inc.                                                                        22,300             485,248
       *   Lin TV Corp.                                                                                116,900           1,529,052
     * #   Linens 'n Things, Inc.                                                                      224,300           5,744,323
           Lithia Motors, Inc. Class A                                                                 146,845           4,192,425
       *   Lodgian, Inc.                                                                                30,000             308,700
           Lone Star Steakhouse & Saloon, Inc.                                                         134,600           3,118,682
       *   Luby's, Inc.                                                                                210,585           2,691,276
           M/I Homes, Inc.                                                                             105,900           4,633,125
     * #   Magna Entertainment Corp.                                                                    39,600             299,772
       *   Main Street Restaurant Group, Inc.                                                           78,800             387,696
           Marine Products Corp.                                                                        18,295             184,048
       *   MarineMax, Inc.                                                                              39,800           1,045,148
       *   Max & Erma's Restaurants, Inc.                                                                1,248              15,288
           McRae Industries, Inc. Class A                                                                6,100              77,775
           MDC Holdings, Inc.                                                                           79,342           5,405,570
       *   Meade Instruments Corp.                                                                     185,493             504,541
           Media General, Inc. Class A                                                                  99,000           5,019,300
           Modine Manufacturing Co.                                                                    222,047           7,391,945
           Monaco Coach Corp.                                                                          248,185           3,680,584
           Monro Muffler Brake, Inc.                                                                    17,550             541,593
       *   Mothers Work, Inc.                                                                           43,487             452,265
       *   Motorcar Parts of America, Inc.                                                               7,500              74,812
           Movado Group, Inc.                                                                          171,900           3,171,555
           Movie Gallery, Inc.                                                                         192,344             948,256
       *   Multimedia Games, Inc.                                                                       79,762             811,977
       *   Nathan's Famous, Inc.                                                                        13,610             130,656
           National Presto Industries, Inc.                                                             10,900             485,595
       *   National RV Holdings, Inc.                                                                   95,500             572,045
       *   Navigant International, Inc.                                                                124,919           1,364,740
           Nelson (Thomas), Inc.                                                                        29,200             722,700
           Nobel Learning Communities, Inc.                                                              4,900              46,550
           Noble International, Ltd.                                                                     4,834             108,862
       *   O'Charleys, Inc.                                                                            174,606           2,533,533
     * #   Oneida, Ltd.                                                                                 39,400              38,612
       *   Opinion Research Corp.                                                                       24,100             151,589
           Orleans Homebuilders, Inc.                                                                    5,900             114,814
           Oxford Industries, Inc.                                                                      68,100           3,842,202
     * #   Palm Harbor Homes, Inc.                                                                     146,741           2,763,133
       *   Payless ShoeSource, Inc.                                                                    264,645           6,047,138
       *   PC Mall, Inc.                                                                                30,623             150,971
     * #   Pegasus Communications Corp.                                                                 27,609              98,012
       *   Perry Ellis International, Inc.                                                             103,436           2,082,167

           Phillips-Van Heusen Corp.                                                                   148,000           5,015,720
       *   Phoenix Footwear Group, Inc.                                                                 46,800             278,460
       #   Pier 1 Imports, Inc.                                                                         41,500             527,050
       *   Pinnacle Entertainment, Inc.                                                                154,400           3,688,616
       *   Pomeroy IT Solutions, Inc.                                                                  110,911             892,834
       *   Proliance International, Inc.                                                                93,074             508,184
       *   QEP Co., Inc.                                                                                   600               6,768
     * #   Quaker Fabric Corp.                                                                          68,349             183,175
     * #   Quantum Fuel Systems Technologies Worldwide, Inc.                                           135,425             345,334
       *   R&B, Inc.                                                                                    14,000             165,620
       *   Radio One, Inc. Class A                                                                     141,645           1,577,925
       *   Radio One, Inc. Class D                                                                      16,700             184,702
       *   Raytech Corp.                                                                                44,740              57,715
       *   RC2 Corp.                                                                                    35,091           1,240,116
       *   RCN Corp.                                                                                    38,696             843,960
       *   Reading International, Inc. Class A                                                           4,320              34,344
       *   Reading International, Inc. Class B                                                           3,380              26,026
       *   Red Lion Hotels Corp.                                                                        23,500             207,975
       *   Regent Communications, Inc.                                                                 418,138           2,086,509
       *   Rent-Way, Inc.                                                                              232,200           1,520,910
       *   Restoration Hardware, Inc.                                                                   62,424             365,180
     * #   Retail Ventures, Inc.                                                                       270,300           3,451,731
       *   Rex Stores Corp.                                                                            116,515           1,734,908
       *   Rockford Corp.                                                                               58,300             181,896
       *   Rocky Shoes & Boots, Inc.                                                                     3,500              83,755
       *   Rubio's Restaurants, Inc.                                                                    62,600             535,230
           Russ Berrie & Co., Inc.                                                                      79,700             929,302
           Russell Corp.                                                                               231,540           3,665,278
       *   Ryan's Restaurant Group, Inc.                                                               318,117           3,782,411
           Ryland Group, Inc.                                                                           37,226           2,663,148
       *   S&K Famous Brands, Inc.                                                                       3,700              66,137
       *   Safety Components International, Inc.                                                           129               1,935
           Saks, Inc.                                                                                  234,700           3,879,591
     * #   Salton, Inc.                                                                                103,900             247,282
           Sauer-Danfoss, Inc.                                                                          36,100             646,190
       *   Scholastic Corp.                                                                            139,075           4,627,025
           Service Corp. International                                                                 482,000           3,957,220
       *   Sharper Image Corp.                                                                         140,364           1,424,695
       *   Shiloh Industries, Inc.                                                                     156,377           2,067,304
       *   Shoe Carnival, Inc.                                                                         117,951           2,419,175
       *   Shoe Pavilion, Inc.                                                                           6,600              37,620
       *   ShopKo Stores, Inc.                                                                         263,000           7,542,840
     * #   Six Flags, Inc.                                                                             861,188           6,424,462
       *   Skechers U.S.A., Inc. Class A                                                                79,600           1,190,816
           Skyline Corp.                                                                                18,602             711,526
       *   Smith & Wollensky Restaurant Group, Inc.                                                     55,300             314,657
           Sonic Automotive, Inc.                                                                      208,900           4,345,120
       *   Source Interlink Companies, Inc.                                                             25,608             281,176
       *   Southern Energy Homes, Inc.                                                                  15,300              91,417
       *   Spanish Broadcasting System, Inc.                                                           183,635             885,121
           Spartan Motors, Inc.                                                                         18,600             185,442
     * #   Sport-Haley, Inc.                                                                             7,000              33,390
           Stage Stores, Inc.                                                                          146,340           4,377,029
           Standard Motor Products, Inc.                                                               116,750           1,037,907
           Standard Pacific Corp.                                                                      217,800           8,208,882

           Stanley Furniture, Inc.                                                                       5,000             124,500
       *   Steinway Musical Instruments, Inc.                                                           83,100           2,077,500
           Steven Madden, Ltd.                                                                          96,189           2,619,226
           Stewart Enterprises, Inc.                                                                   506,236           2,581,804
       *   Stoneridge, Inc.                                                                            189,700           1,147,685
           Stride Rite Corp.                                                                           245,011           3,366,451
           Sturm Ruger & Co., Inc.                                                                      99,200             699,360
       #   Superior Industries International, Inc.                                                     133,000           3,033,730
           Superior Uniform Group, Inc.                                                                  3,700              40,700
           Syms Corp.                                                                                  120,200           1,698,426
       *   Systemax, Inc.                                                                              272,200           1,611,424
           Tandy Brand Accessories, Inc.                                                                 1,000              12,190
     * #   Tarrant Apparel Group                                                                        49,737              59,684
           Technical Olympic USA, Inc.                                                                  32,562             675,010
       *   Tenneco Automotive, Inc.                                                                     22,200             385,614
     * #   The Dress Barn, Inc.                                                                         45,300           1,512,114
           The Marcus Corp.                                                                            144,300           3,500,718
           The Pep Boys - Manny, Moe & Jack                                                            351,300           5,041,155
       *   The Rowe Companies                                                                           13,000              33,800
       *   The Sports Authority, Inc.                                                                  147,393           4,638,458
       *   The Sports Club Co., Inc.                                                                     1,200                 798
       *   Toll Brothers, Inc.                                                                           2,018              69,419
           Traffix, Inc.                                                                               104,900             572,754
       *   Trans World Entertainment Corp.                                                             271,500           1,772,895
       *   Tweeter Home Entertainment Group, Inc.                                                      226,485           1,272,846
       *   Unifi, Inc.                                                                                 562,900           1,615,523
           Unifirst Corp.                                                                               68,700           2,122,830
           United Auto Group, Inc.                                                                     188,000           6,696,560
       *   United Retail Group, Inc.                                                                    39,916             411,534
       *   Universal Electronics, Inc.                                                                   6,256             108,479
     * #   Vail Resorts, Inc.                                                                          109,400           4,076,244
       *   ValueVision Media, Inc. Class A                                                             136,423           1,514,295
           Visteon Corp.                                                                               399,200           2,698,592
       *   Warnaco Group, Inc.                                                                         285,081           7,004,440
       *   WCI Communities, Inc.                                                                       195,400           5,017,872
       *   West Marine, Inc.                                                                            75,000             996,000
       *   Western Metals Corp.                                                                         10,800              29,484
     * #   Wet Seal, Inc. Class A                                                                       91,725             460,459
       *   Whitehall Jewelers, Inc.                                                                         58                  62
     * #   William Lyon Homes, Inc.                                                                     28,500           3,163,500
       *   Wilsons The Leather Experts, Inc.                                                            44,900             199,805
           Wolverine World Wide, Inc.                                                                   11,550             250,866
       *   Zapata Corp.                                                                                  8,220              50,142
                                                                                                                 -----------------
Total Consumer Discretionary                                                                                           508,404,602
                                                                                                                 -----------------
Industrials -- (17.9%)
       *   AAR Corp.                                                                                   304,200           6,369,948
           Abrams Industries, Inc.                                                                       5,544              24,726
       *   Acco Brands Corp.                                                                             1,702              39,231
           Aceto Corp.                                                                                  50,699             304,194
       *   Active Power, Inc.                                                                          252,847             882,436
       *   AGCO Corp.                                                                                  178,900           3,028,777
       *   AirNet Systems, Inc.                                                                         99,800             407,184
           Alamo Group, Inc.                                                                            45,100             951,610
       *   Alaska Air Group, Inc.                                                                      163,600           5,752,176

           Albany International Corp. Class A                                                           84,500           3,221,985
           Alexander & Baldwin, Inc.                                                                   124,836           6,244,297
       *   Allied Defense Group, Inc.                                                                   50,400           1,135,512
       *   Allied Holdings, Inc.                                                                         3,300                 825
           Ambassadors International, Inc.                                                              42,356             627,695
       *   Amerco, Inc.                                                                                 43,600           3,083,392
     * #   American Superconductor Corp.                                                                45,774             373,058
           Ameron International Corp.                                                                   80,900           3,636,455
           Ampco-Pittsburgh Corp.                                                                       20,300             292,726
           Amrep Corp.                                                                                  11,000             290,510
       *   APAC Customer Services, Inc.                                                                  3,977               5,926
           Apogee Enterprises, Inc.                                                                     87,520           1,353,934
           Applied Industrial Technologies, Inc.                                                       210,450           6,723,878
           Applied Signal Technologies, Inc.                                                            35,772             642,823
           Arkansas Best Corp.                                                                         102,797           4,239,348
       *   Armor Holdings, Inc.                                                                         18,600             816,354
       *   Artesyn Technologies, Inc.                                                                  194,017           1,936,290
       *   Astec Industries, Inc.                                                                       58,569           1,641,689
     * #   AstroPower, Inc.                                                                                600                   1
       *   Ault, Inc.                                                                                    9,700              20,176
       *   Aviall, Inc.                                                                                 71,600           2,198,120
       *   Axsys Technologies, Inc.                                                                     10,600             198,114
       *   AZZ, Inc.                                                                                    30,400             588,544
       *   Baker (Michael) Corp.                                                                        16,500             412,500
           Banta Corp.                                                                                  12,700             641,350
           Barnes Group, Inc.                                                                          104,500           3,602,115
           Bowne & Co., Inc.                                                                           235,600           3,484,524
       *   Butler International, Inc.                                                                   18,400              54,280
           C&D Technologies, Inc.                                                                      207,300           1,534,020
     * #   Capstone Turbine Corp.                                                                      129,362             438,537
           Cascade Corp.                                                                                63,200           3,233,312
       *   Casella Waste Systems, Inc. Class A                                                          55,049             673,800
       *   Catalytica Energy Systems, Inc.                                                              67,976              72,734
       *   CBIZ, Inc.                                                                                  508,559           3,183,579
           CDI Corp.                                                                                   152,100           4,295,304
       *   Celadon Group, Inc.                                                                          38,781           1,074,622
           Central Parking Corp.                                                                       323,418           4,524,618
       *   Cenveo, Inc.                                                                                  4,400              56,804
           Champion Industries, Inc.                                                                     5,000              21,500
       *   Channell Commercial Corp.                                                                     3,900              20,475
           Chicago Rivet & Machine Co.                                                                     200               4,550
           CIRCOR International, Inc.                                                                  141,505           3,686,205
       *   Columbus McKinnon Corp.                                                                      58,100           1,218,938
           Comfort Systems USA, Inc.                                                                   336,300           3,157,857
       *   Compudyne Corp.                                                                              55,403             327,432
           CompX International, Inc.                                                                     4,000              64,560
       *   Consolidated Graphics, Inc.                                                                  41,200           2,109,028
       *   Continental Airlines, Inc.                                                                  226,600           3,528,162
       *   Cornell Companies, Inc.                                                                     135,800           1,924,286
       *   Corrections Corporation of America                                                          112,800           5,011,704
       *   Covenant Transport, Inc. Class A                                                            109,540           1,273,950
       *   Cross (A.T.) Co. Class A                                                                     31,700             126,800
           Cubic Corp.                                                                                 177,100           3,132,899
       *   Distributed Energy Systems Corp.                                                            231,993           2,150,575
       *   Dollar Thrifty Automotive Group, Inc.                                                       145,900           5,471,250

           DRS Technologies, Inc.                                                                       13,100             647,140
       *   Ducommun, Inc.                                                                              102,000           2,089,980
       *   EGL, Inc.                                                                                    66,700           2,477,238
       *   Electro Rent Corp.                                                                          170,927           2,389,559
           ElkCorp                                                                                      23,500             803,230
       *   EMCOR Group, Inc.                                                                            70,500           4,987,875
       *   Encore Wire Corp.                                                                           157,099           3,740,527
       *   EnerSys                                                                                       5,700              82,422
           Engineered Support Systems, Inc.                                                             16,170             653,430
       *   EnPro Industries, Inc.                                                                      219,100           6,321,035
           Espey Manufacturing & Electronics Corp.                                                         400              16,040
       *   Esterline Technologies Corp.                                                                148,500           6,104,835
       *   Exponent, Inc.                                                                               12,900             352,815
           Federal Signal Corp.                                                                        248,500           4,060,490
       *   First Consulting Group, Inc.                                                                223,427           1,307,048
       *   Flanders Corp.                                                                               49,200             498,888
           Florida East Coast Industries, Inc.                                                          77,300           3,421,298
       *   Flowserve Corp.                                                                             158,100           5,906,616
       *   Foster (L.B.) Co. Class A                                                                    12,800             177,920
       *   Frontier Airlines, Inc.                                                                     314,270           2,564,443
       *   Frozen Food Express Industries, Inc.                                                        113,076           1,307,159
       *   FTI Consulting, Inc.                                                                         29,600             839,456
     * #   FuelCell Energy, Inc.                                                                       136,492           1,150,628
           G & K Services, Inc. Class A                                                                135,769           5,205,383
       *   Gardner Denver Machinery, Inc.                                                               46,300           2,259,440
           GATX Corp.                                                                                  139,700           5,258,308
       *   Gehl Co.                                                                                     89,487           2,306,975
           Gencorp, Inc.                                                                                 2,400              43,824
       *   General Cable Corp.                                                                          76,300           1,384,845
       *   Genesee & Wyoming, Inc.                                                                      69,077           2,322,369
       *   Genlyte Group, Inc.                                                                          60,702           3,198,995
           Gorman-Rupp Co.                                                                               9,500             216,030
       *   GP Strategies Corp.                                                                         111,500             797,225
           Granite Construction, Inc.                                                                   97,600           3,621,936
           Greenbrier Companies, Inc.                                                                    3,300              89,925
       *   Griffon Corp.                                                                               130,350           3,175,326
           Hardinge, Inc.                                                                               17,600             305,888
       *   Hawaiian Holdings, Inc.                                                                      27,463             104,359
       *   Hawk Corp.                                                                                   18,100             250,504
           Heico Corp.                                                                                  81,703           1,865,279
           Heico Corp. Class A                                                                          28,590             516,050
       *   Heidrick & Struggles International, Inc.                                                      5,900             194,995
       *   Henry Bros. Electronics, Inc.                                                                   600               2,970
       *   Herley Industries, Inc.                                                                     145,399           2,394,722
           Hughes Supply, Inc.                                                                         189,200           7,329,608
       #   Hunt (J.B.) Transport Services, Inc.                                                        331,350           7,418,927
     * #   Hurco Companies, Inc.                                                                         4,618             104,690
       *   Huttig Building Products, Inc.                                                               16,156             140,073
       *   ICT Group, Inc.                                                                               7,100             113,742
           IKON Office Solutions, Inc.                                                                 816,400           8,212,984
       *   Industrial Distribution Group, Inc.                                                         106,182             782,561
       *   Infrasource Services, Inc.                                                                   20,300             238,119
       *   Innotrac Corp.                                                                               53,300             354,445
       *   Insituform Technologies, Inc. Class A                                                       154,880           3,077,466
     * #   Integrated Electrical Services, Inc.                                                        199,900             109,945

           International Aluminum Corp.                                                                    150               5,967
           Interpool, Inc.                                                                              51,300             957,258
       *   Jacuzzi Brands, Inc.                                                                        307,000           2,477,490
           JLG Industries, Inc.                                                                         27,400           1,246,700
           Joy Global, Inc.                                                                              1,538              81,345
       *   JPS Industries, Inc.                                                                          1,400               4,550
       *   Kadant, Inc.                                                                                133,628           2,433,366
           Kaman Corp. Class A                                                                         166,766           3,203,575
       *   Kansas City Southern                                                                        253,200           6,322,404
           Kelly Services, Inc. Class A                                                                196,673           5,467,509
           Kennametal, Inc.                                                                            102,400           5,610,496
       *   Key Technology, Inc.                                                                          7,100              94,785
       *   Kforce, Inc.                                                                                133,742           1,659,738
       *   KVH Industries, Inc.                                                                         23,900             228,484
       *   LaBarge, Inc.                                                                                 3,000              39,960
       *   Ladish Co., Inc.                                                                             59,600           1,221,800
           Laidlaw International, Inc.                                                                  27,100             585,902
       *   Lancer Corp.                                                                                  4,200              91,098
       *   Layne Christensen Co.                                                                        15,800             350,286
           Lennox International, Inc.                                                                  138,000           4,029,600
           LSI Industries, Inc.                                                                        128,756           2,317,608
       *   Lydall, Inc.                                                                                138,092           1,154,449
       *   Mac-Gray Corp.                                                                               53,800             630,536
       *   Magnetek, Inc.                                                                              197,200             569,908
       *   MAIR Holdings, Inc.                                                                         201,234             953,849
       *   Maxco, Inc.                                                                                   2,700              15,282
           McGrath Rentcorp.                                                                            67,818           1,938,917
       *   Meadow Valley Corp.                                                                           1,000              11,500
       *   Merrimac Industries, Inc.                                                                    12,700             114,935
     * #   Mesa Air Group, Inc.                                                                        205,826           2,115,891
       *   Midwest Air Group, Inc.                                                                     126,700             425,712
       *   Miller Industries, Inc.                                                                      47,700             974,988
       *   Misonix, Inc.                                                                                56,356             281,216
       *   Mobile Mini, Inc.                                                                            62,725           3,136,250
     * #   Modtech Holdings, Inc.                                                                      120,284           1,032,037
       *   Moog, Inc. Class A                                                                           44,812           1,312,543
           Mueller Industries, Inc.                                                                     61,700           1,670,219
           NACCO Industries, Inc. Class A                                                               46,100           5,398,310
       *   Nashua Corp.                                                                                 10,700              81,320
       *   National Patent Development Corp.                                                            56,200             106,218
       *   National Technical Systems, Inc.                                                             16,200              74,844
     * #   NCI Building Systems, Inc.                                                                  101,700           4,429,035
       *   NCO Group, Inc.                                                                             207,277           3,573,455
       *   NES Rentals Holdings, Inc.                                                                       28                 356
       *   Old Dominion Freight Line, Inc.                                                              19,125             726,941
       *   On Assignment, Inc.                                                                         189,121           2,089,787
     * #   Orbital Sciences Corp.                                                                      357,406           4,310,316
           Outlook Group Corp.                                                                           6,990              99,677
       *   P.A.M. Transportation Services, Inc.                                                         65,308           1,065,827
       *   Paragon Technologies, Inc.                                                                      625               6,188
       *   Park-Ohio Holdings Corp.                                                                     31,600             497,700
       *   Patrick Industries, Inc.                                                                      4,600              49,450
       *   Peerless Manufacturing Co.                                                                    2,400              40,800
       *   PHH Corp.                                                                                    90,500           2,611,830
       *   Pico Holdings, Inc.                                                                         124,350           4,198,056

       *   Powell Industries, Inc.                                                                      46,935             900,213
       *   Power-One, Inc.                                                                               1,700              10,574
           Precision Castparts Corp.                                                                    88,622           4,518,836
           Preformed Line Products Co.                                                                   4,400             181,764
       *   PRG-Schultz International, Inc.                                                             212,587             193,454
           Providence & Worcester Railroad Co.                                                          10,700             155,150
       *   Quanta Services, Inc.                                                                       721,800          10,213,470
       *   Quipp, Inc.                                                                                     900               9,284
       *   RailAmerica, Inc.                                                                           339,200           3,693,888
           Raven Industries, Inc.                                                                       16,900             517,816
       *   RCM Technologies, Inc.                                                                       84,800             506,256
           Regal-Beloit Corp.                                                                          170,978           6,033,814
       *   RemedyTemp, Inc.                                                                             52,700             406,317
       *   Republic Airways Holdings, Inc.                                                              73,800           1,072,314
           Robbins & Myers, Inc.                                                                       140,500           2,978,600
       *   Rush Enterprises, Inc. Class A                                                              128,020           1,959,986
       *   Rush Enterprises, Inc. Class B                                                                7,100             102,027
           Ryder System, Inc.                                                                          193,600           8,214,448
       *   SCS Transportation, Inc.                                                                    142,786           2,814,312
       *   Sequa Corp. Class A                                                                           5,900             372,880
       *   Shaw Group, Inc.                                                                            197,300           5,699,997
       *   SIFCO Industries, Inc.                                                                          600               2,010
       *   Sitel Corp.                                                                                 495,900           1,522,413
           Skywest, Inc.                                                                               290,816           8,637,235
           Smith (A.O.) Corp.                                                                          122,600           4,446,702
       *   SOURCECORP, Inc.                                                                             82,002           2,136,972
       *   Spherion Corp.                                                                              545,860           5,349,428
           Standard Register Co.                                                                        99,500           1,474,590
           Standex International Corp.                                                                   4,625             128,298
       *   Sterling Construction Co., Inc.                                                              19,000             374,300
           Stewart & Stevenson Services, Inc.                                                          147,800           3,029,900
       *   Stonepath Group, Inc.                                                                        65,100              48,825
       *   Strategic Distribution, Inc.                                                                  3,490              35,773
           Supreme Industries, Inc.                                                                     15,720             123,402
       *   Swift Transportation Co., Inc.                                                              179,807           3,520,621
           Sypris Solutions, Inc.                                                                      149,885           1,656,229
       *   TB Wood's Corp.                                                                              36,700             243,138
       *   Team, Inc.                                                                                      600              14,274
       *   TeamStaff, Inc.                                                                              70,500              88,125
           Tecumseh Products Co. Class A                                                                67,219           1,500,328
           Tecumseh Products Co. Class B                                                                 6,900             140,346
       *   TeleTech Holdings, Inc.                                                                     120,136           1,493,290
     * #   Terex Corp.                                                                                  84,658           5,216,626
       *   Tetra Tech, Inc.                                                                             11,535             179,946
           The Brink's Co.                                                                              18,394             849,067
       *   The Geo Group, Inc.                                                                          19,200             469,440
       *   The Lamson & Sessions Co.                                                                    75,200           1,803,296
       *   Thomas & Betts Corp.                                                                         52,900           2,118,116
       *   Timco Aviation Services, Inc.                                                                     8                  48
           Timken Co.                                                                                  175,600           5,440,088
           Todd Shipyards Corp.                                                                         25,250             583,275
       *   Trailer Bridge, Inc.                                                                         12,300             113,775
       *   Transport Corporation of America, Inc.                                                          600               5,790
       *   TRC Companies, Inc.                                                                         117,400           1,358,318
           Tredegar Industries, Inc.                                                                   249,300           3,116,250

           Trinity Industries, Inc.                                                                    197,700           8,232,228
       *   Triumph Group, Inc.                                                                         153,800           5,836,710
       *   Tufco Technologies, Inc.                                                                        100                 660
           Twin Disc, Inc.                                                                               6,254             262,668
       *   U.S. Xpress Enterprises, Inc. Class A                                                        15,716             238,883
       *   United Rentals, Inc.                                                                        361,900           7,657,804
       *   United Stationers, Inc.                                                                      13,600             666,400
           Universal Forest Products, Inc.                                                             106,237           6,104,378
       *   URS Corp.                                                                                   152,200           6,410,664
     * #   US Airways Group, Inc.                                                                       37,331           1,253,948
     * #   US Airways Group, Inc. Class A                                                                2,050                 328
       *   USA Truck, Inc.                                                                              14,200             384,820
           Valmont Industries, Inc.                                                                     63,800           2,129,006
           Viad Corp.                                                                                   81,800           2,490,810
           Vicor Corp.                                                                                 101,713           1,650,802
       *   Volt Information Sciences, Inc.                                                             136,736           2,692,332
       #   Walter Industries, Inc.                                                                      61,711           3,107,149
           Washington Group International, Inc.                                                         37,300           1,928,783
       *   Waste Connections, Inc.                                                                      47,600           1,658,384
           Waste Industries USA, Inc.                                                                   87,000           1,212,780
       *   Water Pik Technologies, Inc.                                                                 52,500           1,095,150
           Watsco, Inc. Class A                                                                        122,200           7,668,050
           Watts Water Technologies, Inc.                                                               77,900           2,250,531
           Werner Enterprises, Inc.                                                                    237,334           4,858,227
       *   Westaff, Inc.                                                                                68,800             320,608
       *   Willis Lease Finance Corp.                                                                   24,301             213,846
       *   Wolverine Tube, Inc.                                                                        137,500             709,500
           Woodward Governor Co.                                                                        17,074           1,394,434
       *   Xanser Corp.                                                                                140,500             421,500
       *   Yellow Roadway Corp.                                                                          1,131              53,281
           York International Corp.                                                                     84,000           4,728,360
                                                                                                                 -----------------
Total Industrials                                                                                                      502,379,105
                                                                                                                 -----------------
Information Technology -- (15.5%)
       *   3Com Corp.                                                                                  122,785             444,482
       *   Actel Corp.                                                                                 209,302           3,047,437
       *   ActivCard Corp.                                                                             240,894             900,944
       *   Activision, Inc.                                                                                 32                 426
       *   Adaptec, Inc.                                                                               335,800           1,668,926
       *   Adept Technology, Inc.                                                                        5,350              61,418
       *   Advanced Digital Information Corp.                                                          406,914           4,272,597
       *   Advanced Energy Industries, Inc.                                                             11,402             152,331
       *   Advanced Power Technology, Inc.                                                              74,110             998,262
       *   Aehr Test Systems                                                                             4,700              16,685
       *   Aeroflex, Inc.                                                                              210,665           2,310,995
       *   Aetrium, Inc.                                                                                 5,350              18,618
       *   Agile Software Corp.                                                                        409,590           2,543,554
           Agilysys, Inc.                                                                              267,673           5,099,171
       *   Airspan Networks, Inc.                                                                       35,774             210,351
           Allen Organ Co. Class B                                                                         400              24,850
       *   Alliance Semiconductor Corp.                                                                243,125             709,925
           American Software, Inc. Class A                                                              99,913             560,512
       *   American Technical Ceramics Corp.                                                            17,600             161,744
       *   Amkor Technology, Inc.                                                                       30,474             188,939
       *   Amtech Systems, Inc.                                                                          4,100              29,766

     * #   Anadigics, Inc.                                                                             223,591           1,172,735
       *   Analex Corp.                                                                                 97,500             298,350
       *   Analysts International Corp.                                                                173,737             437,817
       *   Anaren, Inc.                                                                                185,783           2,665,986
       *   Andrew Corp.                                                                                246,942           2,699,076
       #   Anixter International, Inc.                                                                  93,300           3,418,512
       *   Answerthink, Inc.                                                                           192,687             801,578
       *   APA Enterprises, Inc.                                                                        49,810              58,776
       *   Applied Films Corp.                                                                         132,228           2,648,527
       *   Applied Innovation, Inc.                                                                    115,000             415,150
       *   Applied Micro Circuits Corp.                                                              1,506,532           3,977,244
       *   Ariba, Inc.                                                                                 231,251           1,995,696
       *   Arris Group, Inc.                                                                           410,506           3,990,118
       *   Aspen Technology, Inc.                                                                       69,327             513,020
       *   Astea International, Inc.                                                                       560               8,120
           Astro-Med, Inc.                                                                              11,570             114,312
       *   Atmel Corp.                                                                                 100,307             336,028
       *   Avici Systems, Inc.                                                                         123,368             523,080
       *   Avid Technology, Inc.                                                                        24,913           1,257,608
       *   Avnet, Inc.                                                                                   3,652              82,170
       *   Avocent Corp.                                                                                41,800           1,226,412
       *   Aware, Inc.                                                                                 117,823             702,225
       *   Axcelis Technologies, Inc.                                                                  326,369           1,546,989
       *   AXT, Inc.                                                                                    38,555              65,929
       *   BearingPoint, Inc.                                                                          735,800           5,356,624
           Bel Fuse, Inc. Class A                                                                        1,014              27,865
           Belden CDT, Inc.                                                                            261,650           6,112,144
       *   Bell Industries, Inc.                                                                        25,400              67,310
       *   Bell Microproducts, Inc.                                                                    284,041           2,442,753
       *   Benchmark Electronics, Inc.                                                                 222,950           6,833,418
           Black Box Corp.                                                                             148,509           6,936,855
           Bogen Communications International, Inc.                                                     34,900             184,970
       *   Bookham, Inc.                                                                               105,900             497,730
       *   Borland Software Corp.                                                                       58,881             357,408
       *   Bottomline Technologies, Inc.                                                                 2,000              22,200
       *   Brightpoint, Inc.                                                                            93,362           2,627,221
       *   Brooks Automation, Inc.                                                                      42,300             543,978
       *   CalAmp Corp.                                                                                238,135           2,762,366
       *   Captaris, Inc.                                                                              289,719           1,184,951
       *   Carrier Access Corp.                                                                         81,601             395,765
       *   C-COR, Inc.                                                                                 137,319             778,599
       *   CellStar Corp.                                                                                  181                 380
       *   Centillium Communications, Inc.                                                             290,623           1,336,866
       *   Checkpoint Systems, Inc.                                                                    178,500           4,275,075
       *   Ciber, Inc.                                                                                 608,800           3,744,120
       *   Ciena Corp.                                                                                 801,043           2,395,119
       *   Ciprico, Inc.                                                                                13,237              59,964
       *   Cirrus Logic, Inc.                                                                          124,907             944,297
       *   Clarus Corp.                                                                                147,200           1,258,560
       *   ClearOne Communications, Inc.                                                                24,238              55,990
       *   Coherent, Inc.                                                                              159,405           5,035,604
           Cohu, Inc.                                                                                   45,205           1,205,617
       *   Comarco, Inc.                                                                                38,100             326,898
     * #   Commerce One, Inc.                                                                              110                   0
       *   CommScope, Inc.                                                                             161,627           3,314,970

           Communications Systems, Inc.                                                                 26,400             285,120
       *   Computer Horizons Corp.                                                                     184,566             754,875
       *   Computer Task Group, Inc.                                                                    91,700             369,551
       *   Conexant Systems, Inc.                                                                        4,400              10,868
     * #   Convera Corp.                                                                                 1,717              26,785
       *   Cosine Communications, Inc.                                                                  69,066             167,485
       *   Covansys Corp.                                                                               54,627             803,017
       *   Credence Systems Corp.                                                                      546,939           4,435,675
       *   Crossroads Systems, Inc.                                                                     12,632              10,990
       *   CSP, Inc.                                                                                     1,400               9,982
           CTS Corp.                                                                                   292,338           3,516,826
       *   Cyberoptics Corp.                                                                             3,341              42,130
     * #   Cypress Semiconductor Corp.                                                                   3,600              54,000
       *   Datalink Corp.                                                                               62,200             217,078
           Dataram Corp.                                                                                17,600              99,440
       *   Datastream Systems, Inc.                                                                     14,500             117,450
       *   Delphax Technologies, Inc.                                                                    3,500               7,700
       *   Digi International, Inc.                                                                     79,974           1,030,065
       *   Digimarc Corp.                                                                              128,872             786,119
     * #   Digital Angel Corp.                                                                         163,200             548,352
       *   Digital Insight Corp.                                                                        23,031             762,787
       *   Digitas, Inc.                                                                                40,083             501,038
       *   Diodes, Inc.                                                                                 11,595             468,090
       *   Ditech Communications Corp.                                                                  89,500             784,915
       *   Dot Hill Systems Corp.                                                                      132,369             876,283
       *   Dycom Industries, Inc.                                                                       93,255           1,905,200
       *   Dynamics Research Corp.                                                                       7,200             114,552
       *   Echelon Corp.                                                                               171,081           1,411,418
       *   Edgewater Technology, Inc.                                                                   53,738             322,428
       *   eFunds Corp.                                                                                 62,300           1,282,757
       *   Electro Scientific Industries, Inc.                                                         107,460           2,703,694
       *   Electroglas, Inc.                                                                           151,040             457,651
       *   Electronics for Imaging, Inc.                                                               234,892           6,560,534
       *   eLoyalty Corp.                                                                               26,000             233,740
       *   EMCORE Corp.                                                                                152,382             935,625
       *   EMS Technologies, Inc.                                                                      116,537           1,976,468
       *   Emulex Corp.                                                                                  4,200              83,706
       *   Entrust, Inc.                                                                                 8,400              42,000
       *   ePlus, Inc.                                                                                  99,887           1,446,364
       *   ePresence, Inc. Escrow Shares                                                                49,500               6,435
       *   ESS Technology, Inc.                                                                        305,918             933,050
       *   Evans & Sutherland Computer Corp.                                                            13,990              73,308
       *   Exar Corp.                                                                                  288,959           3,571,533
       #   Fair Isaac Corp.                                                                             78,108           3,578,909
       *   Fairchild Semiconductor Corp. Class A                                                        45,900             795,906
       *   FEI Co.                                                                                      30,300             604,788
       *   Forrester Research, Inc.                                                                     21,847             407,228
           Frequency Electronics, Inc.                                                                   8,783              89,587
       *   FSI International, Inc.                                                                     273,557           1,118,848
       *   Genesis Microchip, Inc.                                                                     119,122           2,668,333
       *   Gerber Scientific, Inc.                                                                     220,188           2,100,594
           Gevity HR, Inc.                                                                              10,900             308,797
       *   Giga-Tronics, Inc.                                                                              205                 513
       *   Glenayre Technologies, Inc.                                                                 174,930             549,280
     * #   Global Imaging Systems, Inc.                                                                 11,500             418,830

       *   Globecomm Systems, Inc.                                                                      69,500             451,750
     * #   Globix Corp.                                                                                 65,200             113,448
     * #   Glowpoint, Inc.                                                                              81,567              88,092
       *   GoRemote Internet Communications, Inc.                                                       13,900              19,738
       *   GSE Systems, Inc.                                                                            31,704              38,045
       *   GTSI Corp.                                                                                   80,777             669,641
       *   HI/FN, Inc.                                                                                  56,000             316,960
       *   Hutchinson Technology, Inc.                                                                 111,700           3,193,503
       *   Hypercom Corp.                                                                              357,100           2,214,020
       *   Ibis Technology Corp.                                                                        42,577              67,272
       *   iGATE Capital Corp.                                                                         274,226           1,110,615
           Imation Corp.                                                                               177,500           7,802,900
       *   InFocus Corp.                                                                               300,673           1,124,517
       *   Informatica Corp.                                                                             4,900              55,076
           Inforte Corp.                                                                               115,950             451,046
       *   InfoSpace, Inc.                                                                              25,300             666,908
       *   Ingram Micro, Inc.                                                                           88,700           1,665,786
       *   Innovex, Inc.                                                                               173,011             714,535
       *   InsWeb Corp.                                                                                 12,300              41,082
       *   Integrated Device Technology, Inc.                                                          317,386           3,802,284
       *   Integrated Silicon Solution, Inc.                                                           350,309           2,455,666
       *   Intergraph Corp.                                                                             91,020           4,370,780
       *   Interland, Inc.                                                                              69,759             280,431
       *   Internet Commerce Corp.                                                                      23,500              71,534
       *   Internet Security Systems, Inc.                                                              32,189             735,841
       *   Interwoven, Inc.                                                                            278,870           2,646,476
       *   Intest Corp.                                                                                  4,099              14,265
       *   Intrado, Inc.                                                                                10,000             225,800
       *   IntriCon Corp.                                                                                4,000              16,800
     * #   Intrusion, Inc.                                                                              14,325              38,534
       *   Iomega Corp.                                                                                483,600           1,252,524
       *   iPass, Inc.                                                                                 143,800             974,964
       *   iVillage, Inc.                                                                               12,340             101,188
       *   IXYS Corp.                                                                                  120,149           1,444,191
       *   Jaco Electronics, Inc.                                                                       21,850              72,324
       *   JDA Software Group, Inc.                                                                    270,913           4,063,695
       *   Keane, Inc.                                                                                 263,800           2,759,348
       *   Kemet Corp.                                                                                 714,400           5,715,200
       *   Key Tronic Corp.                                                                              6,900              22,839
       *   Keynote Systems, Inc.                                                                        78,600           1,041,450
     * #   Komag, Inc.                                                                                  62,844           2,195,769
       *   Lattice Semiconductor Corp.                                                                 528,677           2,585,231
     * #   Lawson Software, Inc.                                                                         9,900              75,141
       *   LeCroy Corp.                                                                                 41,525             677,688
       *   Lightbridge, Inc.                                                                           260,231           2,568,480
       *   LogicVision, Inc.                                                                            55,299              64,838
       *   LTX Corp.                                                                                    27,039             120,053
       *   Management Network Group, Inc.                                                              145,223             342,726
       *   Manugistic Group, Inc.                                                                      421,422             809,130
       *   Mapinfo Corp.                                                                               103,395           1,485,786
       *   Mastec, Inc.                                                                                216,900           2,140,803
       *   MatrixOne, Inc.                                                                              72,100             363,384
       *   Maxtor Corp.                                                                                555,585           2,255,675
       *   McDATA Corp. Class A                                                                        655,508           2,386,049
       *   McDATA Corp. Class B                                                                         76,000             264,480

       *   MedQuist, Inc.                                                                              138,400           1,497,488
       *   Merix Corp.                                                                                 168,078           1,121,080
       *   MetaSolv, Inc.                                                                               48,480             138,168
           Methode Electronics, Inc.                                                                    64,298             671,914
       *   Metrologic Instruments, Inc.                                                                  6,755             132,060
       *   Micro Linear Corp.                                                                           24,400              43,188
       *   Micromuse, Inc.                                                                              40,600             300,846
       *   Microtune, Inc.                                                                             122,410             598,585
       *   MIPS Technologies, Inc.                                                                       2,828              16,713
       *   MKS Instruments, Inc.                                                                       294,974           5,566,159
       *   Moldflow Corp.                                                                               43,700             624,910
       *   Motive, Inc.                                                                                 84,000             262,080
       *   MPS Group, Inc.                                                                             734,200           9,228,894
       *   MRO Software, Inc.                                                                          175,600           2,676,144
       *   MRV Communications, Inc.                                                                     48,506              88,281
     * #   MSC.Software Corp.                                                                          155,100           2,574,660
       *   MTM Technologies, Inc.                                                                        4,000              15,280
           MTS Systems Corp.                                                                            53,972           1,903,592
     * #   Nanometrics, Inc.                                                                           139,587           1,549,416
       *   Napco Security Systems, Inc.                                                                  6,080              97,584
       *   Neoforma, Inc.                                                                              132,364           1,303,785
       *   NeoMagic Corp.                                                                                  100                 387
       *   Neoware Systems, Inc.                                                                       101,271           2,214,797
       *   Net2Phone, Inc.                                                                             306,486             591,518
       *   NetIQ Corp.                                                                                 231,163           2,762,398
       *   NetRatings, Inc.                                                                            158,500           2,139,750
       *   NetScout Systems, Inc.                                                                      264,324           1,474,928
       *   Network Engines, Inc.                                                                        52,500              64,575
       *   Network Equipment Technologies, Inc.                                                        239,300           1,122,317
       *   Newport Corp.                                                                               303,616           4,189,901
       *   Nu Horizons Electronics Corp.                                                               174,839           1,746,647
       *   Nuance Communications, Inc.                                                                 548,175           3,409,649
       *   NumereX Corp. Class A                                                                         9,400              47,282
     * #   NYFIX, Inc.                                                                                 174,417             719,470
       *   Omtool, Ltd.                                                                                  1,028               7,381
       *   Oplink Communications, Inc.                                                                   5,196              70,770
       *   OPNET Technologies, Inc.                                                                    159,503           1,532,824
       *   OPTi, Inc.                                                                                   36,853              60,807
       *   Optical Cable Corp.                                                                          48,195             289,652
       *   Optical Communication Products, Inc.                                                         45,766             107,550
       *   OSI Systems, Inc.                                                                           146,820           2,764,621
       *   Overland Storage, Inc.                                                                      121,541             967,466
       *   OYO Geospace Corp.                                                                           39,600           1,079,100
       *   Palm, Inc.                                                                                   50,400           1,430,352
           Park Electrochemical Corp.                                                                  132,850           3,353,134
       *   Paxar Corp.                                                                                 226,900           4,340,597
       *   PC Connection, Inc.                                                                         200,408           1,274,595
       *   PC-Tel, Inc.                                                                                203,711           1,845,622
       *   Peerless Systems Corp.                                                                       14,200              99,968
       *   Pegasus Solutions, Inc.                                                                     229,973           1,635,108
       *   Pegasystems, Inc.                                                                           221,295           1,617,666
       *   Pemstar, Inc.                                                                                98,801             136,345
       *   Perceptron, Inc.                                                                             85,535             632,104
       *   Performance Technologies, Inc.                                                               48,000             432,480
       *   Pericom Semiconductor Corp.                                                                 292,568           2,296,659

       *   Pervasive Software, Inc.                                                                    104,405             442,677
       *   Phoenix Technologies, Ltd.                                                                  141,415             895,157
       *   Photronics, Inc.                                                                            213,393           3,388,681
       *   Pixelworks, Inc.                                                                             16,779              89,768
       *   Planar Systems, Inc.                                                                        154,872           1,502,258
       *   PLATO Learning, Inc.                                                                        124,041             895,576
       *   Plexus Corp.                                                                                255,690           5,497,335
       *   PLX Technology, Inc.                                                                         83,330             822,467
       *   Polycom, Inc.                                                                               102,610           1,683,830
       *   Powerwave Technologies, Inc.                                                                349,296           4,387,158
       *   Presstek, Inc.                                                                                2,989              27,588
           Printronix, Inc.                                                                             15,304             245,017
           Programmers Paradise, Inc.                                                                      100               1,063
       *   Quantum Corp.                                                                             1,237,500           3,700,125
       *   QuickLogic Corp.                                                                            174,662             621,797
       *   Quovadx, Inc.                                                                               130,610             361,790
       *   RadiSys Corp.                                                                               145,202           2,657,197
       *   Raindance Communications, Inc.                                                               88,206             176,412
       *   REMEC, Inc.                                                                                  16,817              19,676
       *   RF Monolithics, Inc.                                                                         32,177             179,869
           Richardson Electronics, Ltd.                                                                 76,300             546,308
       *   Riverstone Networks, Inc.                                                                    29,900              14,875
       *   Rofin-Sinar Technologies, Inc.                                                               53,994           2,330,921
       *   RSA Security, Inc.                                                                           22,750             295,750
       *   Rudolph Technologies, Inc.                                                                   99,776           1,282,122
       *   S1 Corp.                                                                                     80,497             353,382
       *   Safeguard Scientifics, Inc.                                                                 306,800             601,328
       *   SafeNet, Inc.                                                                               148,600           5,282,730
       *   SBS Technologies, Inc.                                                                      133,140           1,371,342
     * #   SCM Microsystems, Inc.                                                                      103,748             280,120
       *   Seachange International, Inc.                                                                10,000              76,900
       *   Segue Software, Inc.                                                                          6,600              42,504
       *   Selectica, Inc.                                                                             289,600             810,880
       *   Semitool, Inc.                                                                              135,949           1,294,234
       *   Silicon Storage Technology, Inc.                                                             99,108             546,085
       *   SimpleTech, Inc.                                                                            281,396           1,060,863
       *   Sipex Corp.                                                                                 155,700             224,208
       *   Skyworks Solutions, Inc.                                                                    496,831           2,677,919
       *   Somera Communications, Inc.                                                                  22,026              17,180
       *   SonicWALL, Inc.                                                                             570,460           4,238,518
       *   Spectrum Control, Inc.                                                                       64,600             412,148
       *   Standard Microsystems Corp.                                                                 124,900           3,734,510
       *   Stellent, Inc.                                                                              271,173           2,828,334
       *   Stratos International, Inc.                                                                 111,035             663,989
       *   SumTotal Systems, Inc.                                                                       61,462             266,745
           Sunrise Telecom, Inc.                                                                        54,300              95,568
       *   Suntron Corp.                                                                                 2,797               3,356
       *   Sycamore Networks, Inc.                                                                     899,443           3,660,733
       *   Sykes Enterprises, Inc.                                                                     263,381           3,634,658
       *   Symmetricom, Inc.                                                                           209,028           1,831,085
           TALX Corp.                                                                                   13,850             571,313
           Technitrol, Inc.                                                                            212,464           3,760,613
       *   TechTeam Global, Inc.                                                                        84,200             772,956
       *   Telular Corp.                                                                                49,879             158,116
       *   Terayon Communication Systems, Inc.                                                          64,134             132,757

       *   Tessco Technologies, Inc.                                                                     2,500              41,050
       *   TheStreet.com, Inc.                                                                          56,765             281,554
       *   THQ, Inc.                                                                                    56,850           1,291,632
       *   TIBCO Software, Inc.                                                                         61,320             513,248
       *   Tier Technologies, Inc. Class B                                                             214,762           1,786,820
       *   TII Network Technologies, Inc.                                                                5,200              17,264
       *   Tollgrade Communications, Inc.                                                              146,800           1,600,120
       *   Transcat, Inc.                                                                                7,000              35,840
       *   Triquint Semiconductor, Inc.                                                                565,060           2,542,770
       *   TTM Technologies, Inc.                                                                      220,627           2,016,531
       *   Tumbleweed Communications Corp.                                                              12,000              34,920
       *   Tut Systems, Inc.                                                                               196                 600
       *   Tyler Technologies, Inc.                                                                     72,200             631,750
       *   Ulticom, Inc.                                                                               108,807           1,253,457
       *   Ultratech, Inc.                                                                              62,501           1,026,891
       *   Unova, Inc.                                                                                 103,600           2,914,268
       *   ValueClick, Inc.                                                                            148,500           2,803,680
       *   Veeco Instruments, Inc.                                                                     100,650           1,782,512
       *   Verity, Inc.                                                                                296,345           3,905,827
       *   Viasat, Inc.                                                                                 52,100           1,440,565
       *   Vicon Industries, Inc.                                                                       10,000              31,000
       *   Vignette Corp.                                                                               75,545           1,337,902
       *   Visual Networks, Inc.                                                                         2,700               3,807
       *   Vitesse Semiconductor, Inc.                                                                 258,614             545,676
       *   Vitria Technology, Inc.                                                                     107,225             298,086
     * #   Vyyo, Inc.                                                                                   58,078             324,075
       *   WatchGuard Technologies, Inc.                                                               329,912           1,174,487
       *   webMethods, Inc.                                                                             66,384             536,383
       *   White Electronics Designs Corp.                                                             242,555           1,224,903
           Wireless Telecom Group, Inc.                                                                 66,300             155,142
           Woodhead Industries, Inc.                                                                    72,753             944,334
       *   Zhone Technologies, Inc.                                                                    460,493           1,017,690
       *   Zomax, Inc.                                                                                 264,719             582,382
       *   Zones, Inc.                                                                                     450               2,304
       *   Zoran Corp.                                                                                 388,871           6,579,697
       *   Zygo Corp.                                                                                  161,734           2,278,832
                                                                                                                 -----------------
Total Information Technology                                                                                           433,395,743
                                                                                                                 -----------------
Financials -- (14.9%)
           1st Source Corp.                                                                            172,919           4,369,663
           21st Century Insurance Group                                                                420,300           7,187,130
           ABC Bancorp                                                                                   8,832             177,700
       *   ACE Cash Express, Inc.                                                                       30,717             731,986
           Advanta Corp. Class A                                                                        59,350           1,817,890
           Advanta Corp. Class B Non-Voting                                                            127,155           4,117,279
       *   Aether Holdings, Inc.                                                                       410,641           1,429,031
           Alfa Corp.                                                                                  137,222           2,391,779
           Allmerica Financial Corp.                                                                    61,800           2,468,910
           American Financial Group, Inc.                                                               28,200           1,047,630
       *   American Independence Corp.                                                                  19,991             216,702
       *   American Physicians Capital, Inc.                                                            82,560           3,752,352
           American Physicians Services Group, Inc.                                                      1,900              22,696
       *   AmeriServe Financial, Inc.                                                                  132,818             637,526
           AmerUs Group Co.                                                                             71,500           4,199,195
       *   Argonaut Group, Inc.                                                                        211,671           6,731,138

           ASB Financial Corp.                                                                           2,140              44,137
           Associated Banc-Corp                                                                         16,136             528,938
       *   Atlantic American Corp.                                                                      29,400              75,382
           Baldwin & Lyons, Inc. Class B                                                                82,950           2,079,556
       *   Bancinsurance Corp.                                                                          11,695              43,856
           Bancorp Rhode Island, Inc.                                                                      100               3,415
           Bank of Hawaii Corp.                                                                            400              20,644
           BankUnited Financial Corp. Class A                                                          136,250           3,473,012
           Banner Corp.                                                                                103,796           3,273,726
           Bay View Capital Corp.                                                                       11,110             186,315
           Berkley (W.R.) Corp.                                                                         85,812           4,000,555
           Beverly Hills Bancorp, Inc.                                                                 107,848           1,053,675
       *   BNS Holding, Inc. Class A                                                                     8,500              54,187
           Brookline Bancorp, Inc.                                                                     356,987           5,019,237
           California First National Bancorp                                                            12,200             158,783
           Camco Financial Corp.                                                                         9,600             135,840
           Capital Corp. of the West                                                                    10,767             372,108
       *   Capital Crossing Bank                                                                        28,400             931,236
           Carrollton Bancorp                                                                              200               2,932
           Cash America International, Inc.                                                            149,500           3,386,175
           Cathay General Bancorp                                                                       63,954           2,430,252
       #   Center Bancorp, Inc.                                                                         11,609             126,306
           Central Bancorp, Inc.                                                                         3,500              98,035
       *   Ceres Group, Inc.                                                                           328,345           1,641,725
           CFS Bancorp, Inc.                                                                            38,260             532,962
           Chemical Financial Corp.                                                                    100,368           3,243,894
           Citizens South Banking Corp.                                                                 17,267             210,153
     * #   Citizens, Inc.                                                                              162,183             862,814
           City Holding Co.                                                                             44,004           1,605,266
           Clark, Inc.                                                                                 170,200           2,404,926
       *   CNA Surety Corp.                                                                            264,091           3,900,624
           Columbia Banking System, Inc.                                                                60,202           1,736,828
           Commerce Group, Inc.                                                                         72,400           4,203,544
           Commercial Capital Bancorp, Inc.                                                             31,994             533,660
           Commercial Federal Corp.                                                                    162,300           5,589,612
           Community Bank System, Inc.                                                                 183,800           4,398,334
           Community Trust Bancorp, Inc.                                                                27,690             911,001
           Community West Bancshares                                                                    14,800             209,272
     * #   CompuCredit Corp.                                                                           144,862           5,659,758
       *   Consumer Portfolio Services, Inc.                                                            70,015             404,687
           Corus Bankshares, Inc.                                                                       37,800           2,221,884
       *   Credit Acceptance Corp.                                                                     115,568           1,825,974
           Delphi Financial Group, Inc. Class A                                                        132,165           6,261,978
           Delta Financial Corp.                                                                        25,400             202,946
           Dime Community Bancshares                                                                    90,487           1,340,112
           Donegal Group, Inc. Class A                                                                  62,155           1,506,016
           Donegal Group, Inc. Class B                                                                   4,000              95,960
       #   Downey Financial Corp.                                                                       99,900           6,463,530
           EMC Insurance Group, Inc.                                                                     5,933             116,049
       *   Epoch Holding Corp.                                                                          13,000              87,750
           ESB Financial Corp.                                                                             164               2,029
           F.N.B. Corp.                                                                                 30,127             552,228
           FBL Financial Group, Inc. Class A                                                           160,615           5,035,280
           Fidelity Southern Corp.                                                                       2,000              35,120
           Financial Federal Corp.                                                                      12,000             485,040

       *   Financial Industries Corp.                                                                   41,366             328,860
           Financial Institutions, Inc.                                                                    400               8,076
       *   Firebrand Financial Group, Inc.                                                               1,000                  85
           First Bancorp                                                                                 7,626             168,001
       *   First Bank of Delaware                                                                        1,320               4,277
       *   First Cash Financial Services, Inc.                                                          52,400           1,519,600
           First Charter Corp.                                                                          26,400             661,056
           First Citizens BancShares, Inc.                                                              10,300           1,930,941
           First Commonwealth Financial Corp.                                                           17,982             242,577
           First Community Bancorp                                                                      48,364           2,503,321
           First Community Bancshares, Inc.                                                                295               9,110
           First Defiance Financial Corp.                                                               12,400             346,952
           First Federal Bancshares of Arkansas, Inc.                                                   13,100             327,500
       *   First Federal of Northern Michigan Bancorp, Inc.                                                 50                 437
           First Franklin Corp.                                                                            200               3,275
           First Indiana Corp.                                                                          56,515           1,975,199
       *   First Investors Financial Services Group, Inc.                                                6,900              42,918
           First Keystone Financial, Inc.                                                                  200               4,035
       *   First Mariner Bancorp, Inc.                                                                  10,875             192,705
           First Merchants Corp.                                                                       157,006           4,061,745
           First Mutual Bancshares, Inc.                                                                 6,395             170,056
       #   First Niagara Financial Group, Inc.                                                         373,387           5,410,378
           First PacTrust Bancorp, Inc.                                                                 16,919             469,502
           First Place Financial Corp.                                                                 131,030           3,126,376
           First Republic Bank                                                                          86,650           3,359,420
           First State Bancorporation                                                                   30,040             743,190
           First United Corp.                                                                              117               2,355
           FirstBank NW Corp.                                                                            1,700              50,745
     * #   FirstFed Financial Corp.                                                                     59,400           3,108,996
           Flagstar Bancorp, Inc.                                                                      225,300           3,395,271
           Flushing Financial Corp.                                                                     39,375             661,500
       #   FNB Corp. NC                                                                                 11,300             204,869
           FNB Corp. VA                                                                                    100               3,085
           FNB Financial Services Corp.                                                                  3,125              49,187
       *   FPIC Insurance Group, Inc.                                                                   90,997           3,446,966
           Fremont General Corp.                                                                       193,400           4,527,494
           GB & T Bancshares, Inc.                                                                       4,747             106,855
           Great American Financial Resources, Inc.                                                     67,100           1,350,723
           Guaranty Federal Bancshares, Inc.                                                             8,000             226,000
           Harbor Florida Bancshares, Inc.                                                              14,200             534,772
           Harleysville Group, Inc.                                                                    179,867           4,912,168
           Harleysville Savings Financial Corp.                                                            233               4,077
       #   HCC Insurance Holdings, Inc.                                                                 40,500           1,237,275
           HMN Financial, Inc.                                                                          16,303             482,389
           Horace Mann Educators Corp.                                                                 307,500           5,824,050
           Horizon Financial Corp.                                                                      22,348             506,182
           IBERIABANK Corp.                                                                              9,625             528,509
           Independence Community Bank Corp.                                                           201,797           7,999,233
           Independence Holding Co.                                                                        928              16,695
           Independent Bank Corp. MI                                                                    20,009             583,663
           Infinity Property & Casualty Corp.                                                          133,377           4,928,280
           Instinet Group, Inc.                                                                         13,900              70,473
           Integra Bank Corp.                                                                           79,838           1,712,525
       *   Investment Technology Group, Inc.                                                            11,300             439,457
           Investors Title Co.                                                                           1,100              47,289

           Irwin Financial Corp.                                                                       166,400           3,763,968
       *   ITLA Capital Corp.                                                                           27,555           1,445,260
       #   Jefferies Group, Inc.                                                                        40,100           1,764,801
           Jefferson Bancshares, Inc.                                                                      400               5,368
       *   Kennedy-Wilson, Inc.                                                                         13,500             195,412
           KNBT Bancorp, Inc.                                                                            5,214              85,457
       *   Knight Capital Group, Inc.                                                                  473,100           4,787,772
     * #   LaBranche & Co., Inc.                                                                       196,500           2,098,620
           Lakeland Bancorp, Inc.                                                                        2,207              33,436
       #   LandAmerica Financial Group, Inc.                                                           123,900           8,022,525
           LSB Bancshares, Inc.                                                                            200               3,570
           MAF Bancorp, Inc.                                                                           200,991           8,556,187
           MainSource Financial Group, Inc.                                                                100               1,809
           MB Financial, Inc.                                                                           17,624             661,957
           MBT Financial Corp.                                                                           4,775              85,472
           MCG Capital Corp.                                                                           293,144           4,159,713
       *   Meadowbrook Insurance Group, Inc.                                                           299,400           1,946,100
           Medallion Financial Corp.                                                                   108,631           1,089,569
           Meta Financial Group, Inc.                                                                    3,400              76,767
       *   Metris Companies, Inc.                                                                      253,200           3,795,468
           MicroFinancial, Inc.                                                                         26,200              91,438
           Midland Co.                                                                                  12,148             459,194
           MutualFirst Financial, Inc.                                                                     365               8,074
           National Western Life Insurance Co. Class A                                                     500             110,000
       *   Navigators Group, Inc.                                                                       96,953           3,917,871
           NBC Capital Corp.                                                                               200               4,800
           NetBank, Inc.                                                                                39,562             292,363
           NewMil Bancorp, Inc.                                                                          4,000             121,600
       *   Newtek Business Services, Inc.                                                               32,800              51,496
           North Central Bancshares, Inc.                                                                3,500             135,450
           Northrim BanCorp, Inc.                                                                       12,210             293,650
           NYMAGIC, Inc.                                                                                 9,200             236,624
           OceanFirst Financial Corp.                                                                   27,950             673,595
       *   Ocwen Financial Corp.                                                                       522,600           4,410,744
       #   Odyssey Re Holdings Corp.                                                                   254,770           6,532,303
           Ohio Casualty Corp.                                                                         228,300           6,757,680
           Omega Financial Corp.                                                                         4,911             144,040
       *   Pacific Mercantile Bancorp                                                                   28,900             493,901
       *   Pacific Premier Bancorp, Inc.                                                                 1,819              21,495
           Parkvale Financial Corp.                                                                      1,900              52,915
           Partners Trust Financial Group, Inc.                                                         26,961             323,532
       *   Penn Treaty American Corp.                                                                   46,600             465,534
           Pennfed Financial Services, Inc.                                                             30,400             584,896
           Peoples Bancorp, Inc. IN                                                                        900              18,153
           Peoples Bancorp, Inc. OH                                                                     16,600             481,732
           Peoples Community Bancorp                                                                       100               2,020
           PFF Bancorp, Inc.                                                                            61,710           1,885,241
           Pinnacle Bancshares, Inc.                                                                       500               7,400
       *   Piper Jaffray Companies, Inc.                                                                78,800           3,131,512
       *   PMA Capital Corp. Class A                                                                   311,793           2,768,722
           Pocahontas Bancorp, Inc.                                                                      9,300             114,204
           Presidential Life Corp.                                                                     263,187           5,076,877
       *   ProAssurance Corp.                                                                           88,980           4,429,424
           Provident Financial Holdings, Inc.                                                              197               5,416
           Provident Financial Services, Inc.                                                          121,403           2,184,040

           Pulaski Financial Corp.                                                                      14,616             258,703
       *   Republic First Bancorp, Inc.                                                                     78                 948
       *   Rewards Network, Inc.                                                                         2,900              16,704
           Riverview Bancorp, Inc.                                                                         156               3,474
           RLI Corp.                                                                                   138,900           7,250,580
       *   RTW, Inc.                                                                                    49,000             499,310
       *   SCPIE Holdings, Inc.                                                                         16,400             337,840
       *   Seabright Insurance Holdings                                                                 22,200             298,368
           Selective Insurance Group, Inc.                                                             189,070          10,582,248
       *   Shore Financial Corp.                                                                           100               1,665
           Simmons First National Corp. Class A                                                        112,182           3,143,340
           Sky Financial Group, Inc.                                                                     6,442             191,199
           Sound Federal Bancorp, Inc.                                                                  78,693           1,552,613
           Southern Community Financial Corp.                                                              481               4,521
       *   Standard Management Corp.                                                                    19,400              35,939
           State Auto Financial Corp.                                                                  351,136          12,089,612
           Sterling Bancorp                                                                              6,401             127,397
           Sterling Financial Corp./Spokane                                                            116,215           3,033,212
           Stewart Information Services Corp.                                                          116,100           5,870,016
       *   Stifel Financial Corp.                                                                       39,513           1,479,367
       *   Stratus Properties, Inc.                                                                     13,550             271,569
       *   Sun Bancorp, Inc.                                                                           153,066           3,035,299
           Susquehanna Bancshares, Inc.                                                                 76,629           1,878,943
           SWS Group, Inc.                                                                              67,900           1,400,098
           Synergy Financial Group, Inc.                                                                 5,268              64,480
           Texas United Bancshares, Inc.                                                                   961              18,259
           TF Financial Corp.                                                                            1,100              31,510
       *   The Banc Corp.                                                                              106,242           1,255,780
           The Colonial BancGroup, Inc.                                                                  1,900              47,329
           The Phoenix Companies, Inc.                                                                 554,300           7,538,480
           TierOne Corp.                                                                               142,364           4,266,649
           Timberland Bancorp, Inc.                                                                      8,400             196,224
       *   Tower Financial Corp.                                                                            50                 825
       *   Trammell Crow Co.                                                                           102,600           2,653,236
       *   Triad Guaranty, Inc.                                                                         62,098           2,692,569
           UICI                                                                                        242,900           8,652,098
           UMB Financial Corp.                                                                         137,313           9,114,837
           Umpqua Holdings Corp.                                                                       236,998           6,261,487
       *   Unico American Corp.                                                                          9,400              84,506
       *   United America Indemnity, Ltd.                                                               33,755             639,657
       *   United Capital Corp.                                                                            100               2,448
           United Community Financial Corp.                                                            271,720           3,203,579
       *   United Financial Mortgage Corp.                                                              19,450             108,531
           United Fire & Casualty Co.                                                                    8,800             402,160
           Unity Bancorp, Inc.                                                                          11,745             163,021
       *   Universal American Financial Corp.                                                          247,324           3,650,502
           Unizan Financial Corp.                                                                       32,222             848,405
           Vail Banks, Inc.                                                                                100               1,396
       *   Vesta Insurance Group, Inc.                                                                 161,729             161,729
           Wainwright Bank & Trust Co.                                                                   1,100              11,308
           Washington Savings Bank, FSB                                                                    500               4,115
           Webster Financial Corp.                                                                       8,134             389,293
           Wesbanco, Inc.                                                                              128,998           4,127,936
           Westbank Corp.                                                                                3,087              47,015
           Westcorp, Inc.                                                                               51,240           3,445,378

           Westwood Holdings Group, Inc.                                                                 8,196             149,659
       *   WFS Financial, Inc.                                                                          25,200           1,956,024
           Willow Grove Bancorp, Inc.                                                                   47,422             743,577
       *   Wilshire Enterprises, Inc.                                                                   11,000              85,140
           Wintrust Financial Corp.                                                                        700              39,326
       *   World Acceptance Corp.                                                                       48,500           1,335,690
           Yardville National Bancorp                                                                   56,800           1,982,888
           Zenith National Insurance Corp.                                                              21,450           1,019,948
                                                                                                                 -----------------
Total Financials                                                                                                       417,275,666
                                                                                                                 -----------------
Materials -- (8.7%)
       *   AEP Industries, Inc.                                                                         26,371             606,533
           Airgas, Inc.                                                                                120,800           3,756,880
       *   AK Steel Holding Corp.                                                                        2,054              17,028
           Albemarle Corp.                                                                             123,700           4,552,160
       *   Aleris International, Inc.                                                                  122,786           4,082,635
           Allegheny Technologies, Inc.                                                                  9,847             324,754
           AMCOL International Corp.                                                                    38,500             783,475
       *   American Pacific Corp.                                                                        4,200              17,682
           Aptargroup, Inc.                                                                             39,700           2,177,545
           Arch Chemicals, Inc.                                                                        163,400           4,648,730
           Atlantis Plastics, Inc.                                                                         850               7,421
       *   Badger Paper Mills, Inc.                                                                        400                  32
           Bairnco Corp.                                                                                10,900             106,166
       *   Brush Engineered Materials, Inc.                                                            197,400           3,136,686
       *   Buckeye Technologies, Inc.                                                                  326,300           2,486,406
           Calgon Carbon Corp.                                                                         188,400           1,085,184
       *   Caraustar Industries, Inc.                                                                  239,252           2,359,025
           Carpenter Technology Corp.                                                                  143,600           9,412,980
       *   Castle (A.M.) & Co.                                                                          71,850           1,483,703
       *   Century Aluminum Co.                                                                        130,376           3,014,293
       *   Chaparral Steel Co.                                                                         115,000           2,875,000
           Chemtura Corp.                                                                              356,253           4,292,849
           Chesapeake Corp.                                                                            160,193           2,819,397
           Commercial Metals Co.                                                                       238,800           8,381,880
       *   Continental Materials Corp.                                                                     700              21,525
           CPAC, Inc.                                                                                   12,800              53,248
           Cytec Industries, Inc.                                                                       92,800           4,202,912
           Eagle Materials, Inc.                                                                        21,300           2,447,370
           Ferro Corp.                                                                                  22,100             417,690
       *   FMC Corp.                                                                                     7,200             382,824
           Friedman Industries, Inc.                                                                     3,440              20,434
           Fuller (H.B.) Co.                                                                            99,191           3,072,937
           Gibraltar Industries, Inc.                                                                  170,397           3,747,030
           Glatfelter (P.H.) Co.                                                                       355,800           5,130,636
       *   Graphic Packaging Corp.                                                                      56,668             154,137
       *   ICO, Inc.                                                                                    24,600              63,714
           Kronos Worldwide, Inc.                                                                       52,712           1,663,064
           LaFarge North America, Inc.                                                                     900              49,500
       *   Lesco, Inc.                                                                                  74,400           1,179,240
           Longview Fibre Co.                                                                          356,800           7,585,568
           Louisiana-Pacific Corp.                                                                     370,500           9,992,385
       *   Material Sciences Corp.                                                                     128,900           1,870,339
       *   Metals USA, Inc.                                                                            123,073           2,707,606
           Minerals Technologies, Inc.                                                                 132,500           7,502,150

           Myers Industries, Inc.                                                                      267,657           3,744,521
       *   NewMarket Corp.                                                                             163,100           3,575,152
           Niagara Corp.                                                                                14,900             232,068
           NL Industries, Inc.                                                                         122,200           1,808,560
           NN, Inc.                                                                                     77,806             773,392
       *   Northwest Pipe Co.                                                                           24,900             611,544
           Olin Corp.                                                                                    1,500              28,875
       *   Olympic Steel, Inc.                                                                         105,413           2,234,756
       *   OM Group, Inc.                                                                              130,600           2,060,868
       *   OMNOVA Solutions, Inc.                                                                       14,800              69,560
       *   Oregon Steel Mills, Inc.                                                                    172,500           4,717,875
           Penford Corp.                                                                                 8,800             117,040
       *   PolyOne Corp.                                                                                94,180             543,419
           Pope & Talbot, Inc.                                                                         121,300             969,187
           Potlatch Corp.                                                                              159,500           7,710,230
           Quaker Chemical Corp.                                                                        53,392             957,319
           Quanex Corp.                                                                                 87,600           5,418,060
           Reliance Steel & Aluminum Co.                                                               175,826          11,342,535
           Roanoke Electric Steel Corp.                                                                 10,600             246,874
           Rock-Tenn Co. Class A                                                                       308,200           4,099,060
           Rotonics Manufacturing, Inc.                                                                  4,300              12,169
           RPM International, Inc.                                                                     233,400           4,341,240
       *   RTI International Metals, Inc.                                                              146,773           5,474,633
           Ryerson Tull, Inc.                                                                          241,700           5,460,003
           Schnitzer Steel Industries, Inc. Class A                                                    126,989           4,379,851
           Schulman (A.), Inc.                                                                         302,547           6,320,207
           Schweitzer-Maudoit International, Inc.                                                      114,600           2,728,626
           Sensient Technologies Corp.                                                                 227,700           4,137,309
           Spartech Corp.                                                                              180,200           3,822,042
           Steel Dynamics, Inc.                                                                        255,300           8,838,486
           Steel Technologies, Inc.                                                                     98,748           2,615,835
           Stepan Co.                                                                                   12,600             325,458
       *   Stillwater Mining Co.                                                                       234,000           2,501,460
           Summa Industries, Inc.                                                                       15,200             121,144
       *   Synalloy Corp.                                                                                7,400              75,221
     * #   Terra Industries, Inc.                                                                      494,300           2,970,743
           Texas Industries, Inc.                                                                      152,900           7,626,652
       *   U.S. Concrete, Inc.                                                                         308,164           2,533,108
           United States Steel Corp.                                                                    19,800             942,480
       *   Universal Stainless & Alloy Products, Inc.                                                   25,578             362,338
           Valhi, Inc.                                                                                  57,700           1,013,789
           Vulcan International Corp.                                                                      400              21,350
           Wausau-Mosinee Paper Corp.                                                                  274,200           3,241,044
           Wellman, Inc.                                                                               291,800           2,258,532
           Worthington Industries, Inc.                                                                280,100           5,683,229
     * #   Zoltek Companies, Inc.                                                                       89,731             789,633
                                                                                                                 -----------------
Total Materials                                                                                                        244,550,230
                                                                                                                 -----------------
Energy -- (7.5%)
           Adams Resources & Energy, Inc.                                                                2,600              57,720
       *   Atlas America, Inc.                                                                          35,951           2,032,670
       *   Atwood Oceanics, Inc.                                                                         1,100              78,089
       *   Bolt Technology Corp.                                                                         5,600              46,368
       *   Brigham Exploration Co.                                                                       3,500              42,840
           Cabot Oil & Gas Corp.                                                                        85,050           3,589,960

       *   Callon Petroleum Co.                                                                        196,900           3,485,130
           Castle Energy Corp.                                                                          51,400             952,442
       #   Chesapeake Energy Corp.                                                                      53,200           1,540,140
       *   Cimarex Energy Co.                                                                           15,595             606,801
       *   Clayton Williams Energy, Inc.                                                                35,700           1,359,099
       *   Comstock Resources, Inc.                                                                    127,700           3,916,559
       *   Dawson Geophysical Co.                                                                        4,600             141,496
       *   Dril-Quip, Inc.                                                                              45,900           2,340,900
       *   Edge Petroleum Corp.                                                                         64,114           1,568,228
       *   Energy Partners, Ltd.                                                                        36,200             837,668
     * #   Forest Oil Corp.                                                                            157,400           7,053,094
       *   Giant Industries, Inc.                                                                       93,200           5,000,180
           Gulf Island Fabrication, Inc.                                                                23,700             588,945
       *   Gulfmark Offshore, Inc.                                                                     147,955           4,938,738
       *   Hanover Compressor Co.                                                                      391,537           5,293,580
       *   Harvest Natural Resources, Inc.                                                              75,400             692,172
           Helmerich & Payne, Inc.                                                                     170,300           9,880,806
           Holly Corp.                                                                                  65,500           3,983,710
       *   Houston Exploration Co.                                                                      95,812           5,237,084
       *   Infinity, Inc.                                                                               14,650              99,913
     * #   Input/Output, Inc.                                                                          525,000           3,906,000
       *   Key Energy Group, Inc.                                                                      400,100           5,638,409
           Lufkin Industries, Inc.                                                                      40,400           1,807,900
           Maritrans, Inc.                                                                              10,600             306,234
           MarkWest Hydrocarbon, Inc.                                                                   15,674             343,261
           Massey Energy Co.                                                                           158,220           6,004,449
     * #   Matrix Service Co.                                                                          134,086           1,248,341
       *   Meridian Resource Corp.                                                                     547,365           2,255,144
       *   Mitcham Industries, Inc.                                                                     54,703             803,587
       *   NATCO Group, Inc. Class A                                                                    64,200           1,489,440
     * #   Newfield Exploration Co.                                                                      1,478              68,372
       *   Newpark Resources, Inc.                                                                     516,900           3,788,877
           Noble Energy, Inc.                                                                            5,716             213,607
       *   Oceaneering International, Inc.                                                               5,300             270,300
       *   Offshore Logistics, Inc.                                                                    133,100           4,079,515
       *   Oil States International, Inc.                                                              117,500           4,002,050
           Overseas Shipholding Group, Inc.                                                            113,600           5,789,056
       *   Parallel Petroleum Corp.                                                                     18,710             307,031
       *   Parker Drilling Co.                                                                         120,600           1,149,318
           Patterson-UTI Energy, Inc.                                                                       45               1,406
           Penn Virginia Corp.                                                                          51,480           3,071,297
       *   Petrocorp, Inc. Escrow Shares                                                                 4,900                 294
       *   Petrohawk Energy Corp.                                                                       62,792             835,762
       *   Petroleum Development Corp.                                                                  42,250           1,425,937
       *   Plains Exploration & Production Co.                                                         104,512           4,431,309
     * #   Pride International, Inc.                                                                    55,550           1,654,834
           Range Resources Corp.                                                                       126,500           4,710,860
           Resource America, Inc.                                                                      160,476           2,686,368
           RPC, Inc.                                                                                    20,300             673,960
     * #   SEACOR Holdings, Inc.                                                                       119,942           8,078,094
       *   Spinnaker Exploration Co.                                                                   158,300          10,332,241
           St. Mary Land & Exploration Co.                                                              20,000             712,400
       *   Stone Energy Corp.                                                                          193,952           8,611,469
       *   Superior Energy Services, Inc.                                                                7,200             156,744
       *   Swift Energy Corp.                                                                          134,400           6,207,936

           Tesoro Petroleum Corp.                                                                      121,973           6,717,053
       *   TETRA Technologies, Inc.                                                                     54,150           1,586,595
       *   TransMontaigne, Inc.                                                                        407,100           2,540,304
     * #   U.S. Energy Corp. Wyoming                                                                     4,600              19,688
       *   Unit Corp.                                                                                   55,600           3,011,296
       *   Universal Compression Holdings, Inc.                                                        189,100           7,635,858
           USEC, Inc.                                                                                  454,220           4,996,420
       *   Veritas DGC, Inc.                                                                           105,900           3,462,930
           Vintage Petroleum, Inc.                                                                     276,712          14,494,175
       *   W-H Energy Services, Inc.                                                                    38,600           1,286,538
       *   Whiting Petroleum Corp.                                                                      31,618           1,310,566
           World Fuel Services Corp.                                                                    42,300           1,453,005
                                                                                                                 -----------------
Total Energy                                                                                                           210,940,562
                                                                                                                 -----------------
Health Care -- (5.4%)
       *   Abiomed, Inc.                                                                                 4,544              39,715
       *   Accelrys, Inc.                                                                              219,552           1,778,371
       *   Air Methods Corp.                                                                           115,010           1,730,901
       *   Albany Molecular Research, Inc.                                                             294,347           3,602,807
       *   Allied Healthcare International, Inc.                                                        65,000             390,000
       *   Allied Healthcare Products, Inc.                                                             17,500              96,250
       *   Allos Therapeutics, Inc.                                                                      7,800              16,302
           Alpharma, Inc. Class A                                                                      312,700           8,261,534
       *   American Dental Partners, Inc.                                                               36,300             677,721
           American Shared Hospital Services                                                             8,730              56,745
           Analogic Corp.                                                                              106,862           5,125,102
       *   Angeion Corp.                                                                                     6                  16
       *   Arena Pharmaceuticals, Inc.                                                                 149,401           1,610,543
       *   Arqule, Inc.                                                                                 90,526             627,345
           Atrion Corp.                                                                                  3,900             256,425
     * #   ATS Medical, Inc.                                                                            88,942             266,826
       *   Avigen, Inc.                                                                                180,024             540,072
       *   Beverly Enterprises, Inc.                                                                   155,100           1,848,792
       *   Bio-Rad Laboratories, Inc. Class A                                                           12,300             718,566
       *   BioScrip, Inc.                                                                              306,309           2,732,276
       *   Bioveris Corp.                                                                                9,700              46,172
       *   Bruker BioSciences Corp.                                                                    458,833           2,280,400
       *   Caliper Life Sciences, Inc.                                                                 257,874           1,861,850
           Cambrex Corp.                                                                               194,000           3,501,700
       *   Candela Corp.                                                                                54,915             790,776
       *   Cantel Medical Corp.                                                                         14,725             269,615
       *   Capital Senior Living Corp.                                                                 261,500           2,641,150
     * #   Cell Genesys, Inc.                                                                           32,872             191,315
       *   Cerus Corp.                                                                                   6,009              53,720
           Chemed Corp.                                                                                 13,400             679,380
       *   Cholestech Corp.                                                                              8,290              78,589
           CNS, Inc.                                                                                    32,700             752,100
       *   Compex Technologies, Inc.                                                                   113,820             770,561
       *   Conmed Corp.                                                                                133,719           3,020,712
       *   Cross Country Healthcare, Inc.                                                              301,176           5,565,732
       *   CryoLife, Inc.                                                                               28,400             107,920
       *   CuraGen Corp.                                                                                37,046             152,630
       *   Curative Health Services, Inc.                                                                1,158                 753
           Datascope Corp.                                                                              37,324           1,310,072
     * #   Dendreon Corp.                                                                               27,338             161,568

       *   Discovery Partners International, Inc.                                                      253,325             595,314
       *   DJ Orthopedics, Inc.                                                                         14,800             461,168
       *   DUSA Pharmaceuticals, Inc.                                                                   13,369             133,423
     * #   Dynacq Healthcare, Inc.                                                                      17,000              52,532
       *   Emisphere Technologies, Inc.                                                                 20,009              93,842
       *   Encore Medical Corp.                                                                        138,641             732,024
       *   Enzon Pharmaceuticals, Inc.                                                                  14,100              95,739
       *   E-Z-EM, Inc.                                                                                  3,600              75,348
       *   First Horizon Pharmaceutical Corp.                                                          150,472           2,651,317
       *   Five Star Quality Care, Inc.                                                                 47,800             347,028
       *   Gene Logic, Inc.                                                                            342,114           1,231,610
       *   Genesis HealthCare Corp.                                                                     45,108           1,896,791
       *   Gentiva Health Services, Inc.                                                                16,300             267,483
       *   Greatbatch, Inc.                                                                            146,700           4,251,366
       *   Hanger Orthopedic Group, Inc.                                                               229,200           1,450,836
       *   Harvard Bioscience, Inc.                                                                    255,885             985,157
       *   HealthTronics Surgical Services, Inc.                                                       196,607           1,443,095
       *   Hi-Tech Pharmacal Co., Inc.                                                                  10,229             390,850
       *   HMS Holdings Corp.                                                                           82,100             619,855
           Hooper Holmes, Inc.                                                                         538,100           1,571,252
       *   Horizon Health Corp.                                                                         16,608             385,638
       *   Human Genome Sciences, Inc.                                                                  56,991             527,167
       *   Humana, Inc.                                                                                    700              32,081
       *   Illumina, Inc.                                                                                   67               1,055
       *   ImmunoGen, Inc.                                                                             126,750             700,928
       *   IMPATH Bankruptcy Liquidating Trust                                                          49,705             104,381
       *   IntegraMed America, Inc.                                                                      3,982              43,483
       *   Intermagnetics General Corp.                                                                 14,095             471,337
       *   Iridex Corp.                                                                                  6,200              44,701
       *   Kendle International, Inc.                                                                  102,621           2,452,642
           Kewaunee Scientific Corp.                                                                     5,000              46,100
     * #   Kindred Healthcare, Inc.                                                                    172,900           4,785,872
           LCA-Vision, Inc.                                                                             47,846           2,283,690
       *   Lexicon Genetics, Inc.                                                                       17,507              66,176
       *   Lifecore Biomedical, Inc.                                                                    58,233             872,330
           Manor Care, Inc.                                                                             69,100           2,724,613
       *   Matria Healthcare, Inc.                                                                       4,009             136,025
       *   Maxim Pharmaceuticals, Inc.                                                                 134,409             165,323
       *   Maxygen, Inc.                                                                               130,827             965,503
       *   MedCath Corp.                                                                                99,493           1,934,144
       *   Medical Staffing Network Holdings, Inc.                                                     265,200           1,463,904
       *   MEDTOX Scientific, Inc.                                                                      22,000             165,220
       *   MGI Pharma, Inc.                                                                                195               3,849
       *   Microtek Medical Holdings, Inc.                                                             267,163             991,175
       *   Molecular Devices Corp.                                                                     151,386           4,064,714
       *   Monogram Biosciences, Inc.                                                                  103,877             185,940
       *   Nabi Biopharmaceuticals                                                                      45,600             146,376
       *   Nanogen, Inc.                                                                                47,000             132,540
           National Home Health Care Corp.                                                               9,481              93,577
       *   Natus Medical, Inc.                                                                          44,000             727,760
           NDCHealth Corp.                                                                             185,800           3,500,472
       *   Neose Technologies, Inc.                                                                     24,300              42,525
       *   Neurogen Corp.                                                                              124,154             923,706
       *   New Brunswick Scientific Co., Inc.                                                            8,738              56,622
       *   NMT Medical, Inc.                                                                             5,900             108,973

       *   North American Scientific, Inc.                                                              76,812             179,740
       *   NovaMed, Inc.                                                                               113,374             775,478
       *   Novoste Corp.                                                                                 3,376               8,778
       *   Nutraceutical International Corp.                                                            17,800             228,908
           NWH, Inc.                                                                                    20,800             277,368
     * #   OCA, Inc.                                                                                   134,000              52,260
       *   Occulogix, Inc.                                                                              15,500             118,885
       #   Omnicare, Inc.                                                                              148,000           8,428,600
           Option Care, Inc.                                                                            79,607             997,476
       *   Orthologic Corp.                                                                             84,705             351,526
     * #   Oscient Pharmaceutical Corp.                                                                187,253             365,143
       *   Osteotech, Inc.                                                                             151,414             545,090
       *   PacifiCare Health Systems, Inc.                                                               8,500             731,340
       *   Parexel International Corp.                                                                  54,729           1,125,776
       *   PDI, Inc.                                                                                    47,952             600,359
       *   Pediatric Services of America, Inc.                                                          77,372           1,254,974
       *   Pediatrix Medical Group, Inc.                                                                 2,700             228,312
           Perrigo Co.                                                                                  18,426             267,177
       *   Pharmacopia Drug Discovery, Inc.                                                             57,648             182,168
       *   Pharmacyclics, Inc.                                                                          28,677             213,070
           PolyMedica Corp.                                                                             82,895           3,146,694
       *   PSS World Medical, Inc.                                                                      65,019           1,070,863
       *   Quidel Corp.                                                                                113,739           1,587,796
       *   Radiologix, Inc.                                                                            152,700             473,370
       *   RehabCare Group, Inc.                                                                        47,500             919,600
       *   Res-Care, Inc.                                                                              111,873           1,936,522
       *   Rita Medical Systems, Inc.                                                                    9,300              38,223
       *   Rochester Medical Corp.                                                                       3,400              32,266
       *   Sangamo BioSciences, Inc.                                                                   115,232             455,166
       *   Savient Pharmaceuticals, Inc.                                                                79,700             298,078
     * #   Schein (Henry), Inc.                                                                            549              23,415
       *   Seattle Genetics, Inc.                                                                       10,100              50,197
     * #   Sequenom, Inc.                                                                               32,150              28,614
       *   Serologicals Corp.                                                                           59,426           1,193,274
       *   Sonic Innovations, Inc.                                                                     181,200             661,380
       *   Specialty Laboratories, Inc.                                                                 68,600             903,462
       *   SRI/Surgical Express, Inc.                                                                   19,100             116,033
       *   Staar Surgical Co.                                                                           47,757             272,215
       *   Strategic Diagnostics, Inc.                                                                  61,950             204,435
       *   Sunrise Senior Living, Inc.                                                                 189,000           6,312,600
       *   Synovis Life Technologies, Inc.                                                             116,167             945,599
       *   Theragenics Corp.                                                                           311,328             946,437
       *   Third Wave Technologies, Inc.                                                                36,600             100,284
       *   Thoratec Corp.                                                                               87,274           1,784,753
       *   Titan Pharmaceuticals, Inc.                                                                 115,900             175,009
       *   Tripos, Inc.                                                                                  4,800              14,640
       *   TriZetto Group, Inc.                                                                          2,608              42,380
       *   Urologix, Inc.                                                                                  250               1,085
       *   Viasys Healthcare, Inc.                                                                      66,800           1,823,640
       *   Vical, Inc.                                                                                  90,346             465,282
           Vital Signs, Inc.                                                                             9,169             437,636
           West Pharmaceutical Services, Inc.                                                            6,100             152,317
       *   Zoll Medical Corp.                                                                           95,123           2,474,149
                                                                                                                 -----------------
Total Health Care                                                                                                      151,329,438
                                                                                                                 -----------------

Consumer Staples -- (3.6%)
           Alico, Inc.                                                                                   8,600             393,966
           Alliance One International, Inc.                                                            586,475           1,794,613
       #   American Italian Pasta Co.                                                                  122,000             755,180
       #   Cal-Maine Foods, Inc.                                                                        25,500             159,630
           Casey's General Stores, Inc.                                                                197,717           4,551,445
       *   Central Garden & Pet Co.                                                                     54,068           2,380,073
           Chiquita Brands International, Inc.                                                         244,900           5,093,920
           Corn Products International, Inc.                                                           287,700           6,401,325
           Flowers Foods, Inc.                                                                         175,037           4,536,959
     * #   Great Atlantic & Pacific Tea Co., Inc.                                                       69,300           2,090,088
       *   Griffin Land & Nurseries, Inc. Class A                                                        1,900              47,310
       *   Hain Celestial Group, Inc.                                                                  196,778           4,394,053
           Imperial Sugar Co. (New)                                                                     89,205           1,231,921
           Ingles Market, Inc. Class A                                                                  85,494           1,439,719
           Inter Parfums, Inc.                                                                          17,450             288,972
       *   Interstate Bakeries Corp.                                                                   170,600           1,352,005
           J & J Snack Foods Corp.                                                                      18,840           1,144,342
           J. M. Smucker Co.                                                                            27,774           1,259,551
       *   Katy Industries, Inc.                                                                           500               1,080
           Lance, Inc.                                                                                 214,350           3,931,179
           Longs Drug Stores Corp.                                                                     136,300           5,810,469
       *   M&F Worldwide Corp.                                                                         173,838           2,955,246
           Marsh Supermarkets, Inc. Class A                                                              3,100              34,007
           MGP Ingredients, Inc.                                                                        95,701           1,078,550
       *   Monterey Pasta Co.                                                                          128,818             555,206
           Nash Finch Co.                                                                               85,348           2,293,301
       *   National Beverage Corp.                                                                         299               2,240
       *   Natrol, Inc.                                                                                 11,400              22,800
           Nature's Sunshine Products, Inc.                                                             47,408             872,781
           Oil-Dri Corp. of America                                                                     27,600             496,524
       *   Omega Protein Corp.                                                                         198,929           1,199,542
     * #   Parlux Fragrances, Inc.                                                                       2,200              63,316
       *   Pathmark Stores, Inc.                                                                       228,215           2,455,593
       *   Performance Food Group Co.                                                                  235,364           6,684,338
       #   Pilgrim's Pride Corp.                                                                       160,000           5,120,000
       *   PriceSmart, Inc.                                                                            191,146           1,584,600
           Pyramid Breweries, Inc.                                                                      17,610              41,207
           Ralcorp Holdings, Inc.                                                                        4,900             204,281
     * #   Redhook Ale Brewery, Inc.                                                                    33,700             105,211
           Ruddick Corp.                                                                               180,100           3,639,821
       *   San Filippo (John B.) & Son, Inc.                                                            65,902             903,516
           Sanderson Farms, Inc.                                                                         6,850             243,997
       *   Scheid Vineyards, Inc.                                                                       13,600              93,160
       *   Schiff Nutrition International, Inc.                                                            100                 548
       #   Seaboard Corp.                                                                                2,633           4,528,760
       *   Smart & Final Food, Inc.                                                                    220,888           2,981,988
       *   Spartan Stores, Inc.                                                                        121,029           1,211,500
           Tasty Baking Co.                                                                             66,600             519,480
           The Topps Co., Inc.                                                                          83,078             659,639
           Universal Corp.                                                                             116,000           4,684,080
           Weis Markets, Inc.                                                                          103,428           4,354,319
       *   Wild Oats Markets, Inc.                                                                      87,633           1,058,607
     * #   Winn-Dixie Stores, Inc.                                                                     294,400             178,848
                                                                                                                 -----------------
Total Consumer Staples                                                                                                  99,884,806
                                                                                                                 -----------------

Telecommunication Services -- (0.9%)
       *   @Road, Inc.                                                                                  87,500             434,000
       *   Boston Communications Group, Inc.                                                            81,730              89,086
     * #   Broadwing Corp.                                                                              48,000             322,560
       *   Crown Castle International Corp.                                                             55,009           1,507,247
           CT Communications, Inc.                                                                     107,657           1,326,334
           D&E Communications, Inc.                                                                     75,644             684,578
       *   General Communications, Inc. Class A                                                        153,591           1,558,949
           Hector Communications Corp.                                                                   3,300              93,720
       *   IDT Corp.                                                                                    88,856           1,070,715
       *   IDT Corp. Class B                                                                           404,800           4,938,560
       *   LCC International, Inc. Class A                                                             185,086             555,258
       *   Premiere Global Services, Inc.                                                               75,245             568,852
       *   Price Communications Corp.                                                                  106,780           1,619,853
       *   SBA Communications Corp.                                                                         55               1,014
       *   SunCom Wireless Holdings, Inc.                                                              339,100             864,705
           SureWest Communications                                                                     124,194           3,514,690
       *   TALK America Holdings, Inc.                                                                 285,575           2,741,520
       *   Teleglobe International Holdings, Ltd.                                                        2,531              11,060
       *   Time Warner Telecom, Inc.                                                                   222,824           2,094,546
           USA Mobility, Inc.                                                                           30,096             821,621
       *   Wireless Facilities, Inc.                                                                    90,931             503,758
       *   Xeta Corp.                                                                                   41,100              88,365
                                                                                                                 -----------------
Total Telecommunication Services                                                                                        25,410,991
                                                                                                                 -----------------
Utilities -- (0.5%)
           Chesapeake Utilities Corp.                                                                    2,400              74,760
           Connecticut Water Services, Inc.                                                                200               5,046
           Delta Natural Gas Co., Inc.                                                                   1,700              43,435
       *   Dynegy, Inc.                                                                                128,850             617,192
           Empire District Electric Co.                                                                  1,400              28,434
           Energen Corp.                                                                                36,200           1,328,540
           Energy West, Inc.                                                                               600               5,700
           Florida Public Utilities Co.                                                                    300               4,245
           New Jersey Resources Corp.                                                                   85,600           3,638,856
           South Jersey Industries, Inc.                                                               186,700           5,367,625
       *   Southern Union Co.                                                                           79,591           1,878,360
           Unitil Corp.                                                                                    135               3,426
                                                                                                                 -----------------
Total Utilities                                                                                                         12,995,619
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                  2,606,566,762
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)

Other -- (0.0%)
     * #   Angeion Corp. Warrants 10/31/20                                                                   6                   0
       *   Del Global Technologies Corp. Warrants 03/28/08                                                 131                 229
     * #   RCN Corp. Warrants 12/21/06                                                                      14                   0
       *   Trump Entertainment Resorts, Inc. Warrants 05/23/06                                           3,055              10,845
                                                                                                                 -----------------
Total Other                                                                                                                 11,074
                                                                                                                 -----------------
TOTAL RIGHTS/WARRANTS                                                                                                       11,074
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             ------------------
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (6.9%)
       ^   Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%, 12/01/05
              (Collateralized by $157,335,000 U.S. Treasury Note 4.50%, 11/15/10, valued
              at $158,304,918) to be repurchased at $155,215,275                             $         155,198         155,198,246
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $37,937,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $37,178,260) to be repurchased at $36,631,948                                             36,628          36,628,000
                                                                                                                 -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                       191,826,246
                                                                                                                 -----------------
TOTAL INVESTMENTS - (100.0%)
(Cost $1,995,996,030)                                                                                            $   2,798,404,082
                                                                                                                 =================

                 See accompanying Notes to Financial Statements.

                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE+
                                                                                             -----------------   -----------------
COMMON STOCKS -- (90.9%)
Information Technology -- (19.1%)
       *   3Com Corp.                                                                                   61,800   $         223,716
       *   Acacia Research-Acacia Technologies                                                          30,520             213,640
     * #   Access Integrated Technologies, Inc.                                                         12,600             102,438
       *   Actel Corp.                                                                                  29,800             433,888
       *   ActivCard Corp.                                                                              27,584             103,164
       *   Activision, Inc.                                                                            151,533           2,016,904
       *   Actuate Corp.                                                                                89,074             293,944
           Acxiom Corp.                                                                                 49,200           1,091,256
       *   Adaptec, Inc.                                                                                89,344             444,040
       *   ADDvantage Technologies Group, Inc.                                                           2,600              10,868
       *   ADE Corp.                                                                                     1,000              23,600
       *   Adept Technology, Inc.                                                                          440               5,051
           Adtran, Inc.                                                                                 33,700             996,172
       *   Advanced Digital Information Corp.                                                           89,400             938,700
       *   Advanced Energy Industries, Inc.                                                             33,500             447,560
       *   Advanced Power Technology, Inc.                                                              14,800             199,356
       *   Advent Software, Inc.                                                                        39,278           1,124,922
       *   Aehr Test Systems                                                                             1,400               4,970
       *   Aeroflex, Inc.                                                                               76,303             837,044
       *   Aetrium, Inc.                                                                                16,822              58,541
       *   Agile Software Corp.                                                                         65,300             405,513
           Agilysys, Inc.                                                                               26,200             499,110
       *   Airspan Networks, Inc.                                                                       63,400             372,792
       *   Akamai Technologies, Inc.                                                                    21,600             431,136
           Allen Organ Co. Class B                                                                         700              43,488
       *   Alliance Semiconductor Corp.                                                                 56,343             164,522
       *   Altiris, Inc.                                                                                23,000             379,730
           American Software, Inc. Class A                                                              17,693              99,258
       *   American Technical Ceramics Corp.                                                             5,300              48,707
       *   Amkor Technology, Inc.                                                                      138,800             860,560
       *   Amtech Systems, Inc.                                                                          1,200               8,712
     * #   Anadigics, Inc.                                                                              50,986             267,422
       *   Analex Corp.                                                                                 19,700              60,282
       *   Analysts International Corp.                                                                 34,400              86,688
       *   Anaren, Inc.                                                                                 32,422             465,256
       *   Andrew Corp.                                                                                 93,517           1,022,141
           Anixter International, Inc.                                                                  34,718           1,272,068
       *   Ansoft Corp.                                                                                 11,834             410,521
       *   Answerthink, Inc.                                                                            80,422             334,556
       *   Ansys, Inc.                                                                                  18,000             756,360
       *   Anteon International Corp.                                                                    9,600             411,552
       *   Applied Films Corp.                                                                          21,005             420,730
       *   Applied Innovation, Inc.                                                                     14,200              51,262
       *   Applied Micro Circuits Corp.                                                                226,769             598,670

       *   Applix, Inc.                                                                                  3,800              26,410
       *   aQuantive, Inc.                                                                              62,300           1,675,247
       *   Ariba, Inc.                                                                                  28,533             246,240
       *   Arris Group, Inc.                                                                           109,900           1,068,228
       *   Aspen Technology, Inc.                                                                       50,500             373,700
       *   Astea International, Inc.                                                                       100               1,450
           Astro-Med, Inc.                                                                               1,741              17,201
       *   Asyst Technologies, Inc.                                                                     78,426             487,810
       *   Atari, Inc.                                                                                  67,578              85,148
       *   Atheros Communications                                                                        5,200              50,388
       *   Atmel Corp.                                                                                  89,923             301,242
       *   ATMI, Inc.                                                                                   35,600           1,018,516
       *   August Technology Corp.                                                                      22,500             242,325
       *   Authentidate Holding Corp.                                                                   22,400              42,784
       *   Autobytel, Inc.                                                                              42,200             220,284
       *   Avici Systems, Inc.                                                                          20,591              87,306
       *   Avid Technology, Inc.                                                                        23,178           1,170,025
       *   Avocent Corp.                                                                                38,090           1,117,561
       *   Aware, Inc.                                                                                  38,076             226,933
       *   Axcelis Technologies, Inc.                                                                   70,824             335,706
       *   Axesstel, Inc.                                                                               33,562              66,453
       *   AXS-One, Inc.                                                                                10,000              18,500
       *   AXT, Inc.                                                                                     9,901              16,931
     * #   Bankrate, Inc.                                                                               14,500             467,625
       *   BearingPoint, Inc.                                                                          149,400           1,087,632
           Bel Fuse, Inc. Class A                                                                          700              19,236
           Bel Fuse, Inc. Class B                                                                        9,804             328,728
           Belden CDT, Inc.                                                                             28,900             675,104
       *   Bell Industries, Inc.                                                                         3,000               7,950
       *   Bell Microproducts, Inc.                                                                     44,534             382,992
       *   Benchmark Electronics, Inc.                                                                  38,100           1,167,765
       *   BindView Development Corp.                                                                   49,460             195,862
       *   Bitstream, Inc.                                                                               3,900              13,341
           Black Box Corp.                                                                              13,038             609,005
       *   Blackboard, Inc.                                                                              3,000              92,820
       *   Blonder Tongue Laboratories, Inc.                                                             1,300               2,509
       *   Blue Coat Systems, Inc.                                                                      15,500             701,995
           Bogen Communications International, Inc.                                                      5,100              27,030
     * #   Bookham, Inc.                                                                                32,589             153,168
       *   Borland Software Corp.                                                                       50,956             309,303
       *   Bottomline Technologies, Inc.                                                                26,981             299,489
       *   Brightpoint, Inc.                                                                            36,037           1,014,095
     * #   BroadVision, Inc.                                                                            10,360               7,252
       *   Brocade Communications Systems, Inc.                                                        162,626             710,676
       *   Brooks Automation, Inc.                                                                      61,104             785,797
       *   BSQUARE Corp.                                                                                 3,000               7,500
     * #   Cabot Microelectronics Corp.                                                                 17,100             528,903
       *   CACI International, Inc. Class A                                                             15,700             869,152
       *   CalAmp Corp.                                                                                 39,000             452,400
       *   California Micro Devices Corp.                                                               32,795             300,730
       *   Callidus Software, Inc.                                                                       2,710              11,247
           CAM Commerce Solutions, Inc.                                                                  1,800              30,960
       *   Captaris, Inc.                                                                               46,952             192,034
       *   Captiva Software Corp.                                                                       14,100             311,751
       *   Carreker Corp.                                                                               45,069             226,246

       *   Carrier Access Corp.                                                                         35,900             174,115
       *   Catalyst Semiconductor, Inc.                                                                 27,490             130,578
       *   Catapult Communications Corp.                                                                27,718             468,711
       *   CCC Information Services Group, Inc.                                                         13,800             360,318
       *   C-COR, Inc.                                                                                  64,792             367,371
     * #   CellStar Corp.                                                                                   32                  67
       *   Centillium Communications, Inc.                                                              64,600             297,160
       *   Centra Software, Inc.                                                                        24,500              44,590
     * #   Cenuco, Inc.                                                                                 11,400              34,656
       *   CEVA, Inc.                                                                                   27,225             166,617
       *   CheckFree Corp.                                                                              23,800           1,115,030
       *   Checkpoint Systems, Inc.                                                                     41,400             991,530
       *   Cherokee International Corp.                                                                 11,612              33,326
       *   Chordiant Software, Inc.                                                                    109,809             299,779
       *   Ciber, Inc.                                                                                  90,351             555,659
       *   Ciena Corp.                                                                                 231,800             693,082
       *   Ciprico, Inc.                                                                                   700               3,171
       *   Cirrus Logic, Inc.                                                                          107,793             814,915
       *   Clarus Corp.                                                                                 22,400             191,520
       *   ClearOne Communications, Inc.                                                                 1,138               2,629
       *   CMGI, Inc.                                                                                   53,110              91,880
       *   CNET Networks, Inc.                                                                          65,500             981,845
           Cognex Corp.                                                                                 31,600             977,704
       *   Cognitronics Corp.                                                                            2,300               6,831
       *   Coherent, Inc.                                                                               29,900             944,541
           Cohu, Inc.                                                                                   23,300             621,411
       *   Comarco, Inc.                                                                                 5,800              49,764
     * #   Commerce One, Inc.                                                                            1,966                   0
       *   CommScope, Inc.                                                                              55,400           1,136,254
           Communications Systems, Inc.                                                                  2,900              31,320
       *   Computer Horizons Corp.                                                                      47,800             195,502
       *   Computer Task Group, Inc.                                                                    23,800              95,914
       *   Comtech Telecommunications Corp.                                                             22,458             979,169
       *   Concur Technologies, Inc.                                                                    29,300             370,059
       *   Concurrent Computer Corp.                                                                    44,590              88,288
       *   Conexant Systems, Inc.                                                                       25,376              62,679
     * #   Convera Corp.                                                                                38,855             606,138
       *   Corillian Corp.                                                                              37,354             104,218
       *   Cosine Communications, Inc.                                                                  13,200              32,010
       *   Covansys Corp.                                                                               51,400             755,580
       *   Credence Systems Corp.                                                                      100,664             816,385
     * #   Cree, Inc.                                                                                   49,000           1,314,670
       *   CSG Systems International, Inc.                                                              41,600             998,400
       *   CSP, Inc.                                                                                     1,400               9,982
           CTS Corp.                                                                                    29,900             359,697
       *   Cyberguard Corp.                                                                             48,901             463,581
       *   Cyberoptics Corp.                                                                            16,435             207,245
       *   Cybersource Corp.                                                                            42,800             321,428
       *   Cymer, Inc.                                                                                  35,000           1,337,700
     * #   Cypress Semiconductor Corp.                                                                 101,300           1,519,500
           Daktronics, Inc.                                                                             20,244             548,612
       *   Datalink Corp.                                                                                1,600               5,584
           Dataram Corp.                                                                                13,833              78,156
       *   Datastream Systems, Inc.                                                                      8,300              67,230
       *   Datawatch Corp.                                                                                 532               2,373

       *   Delphax Technologies, Inc.                                                                    5,000              11,000
       *   Digi International, Inc.                                                                     35,300             454,664
       *   Digimarc Corp.                                                                               16,001              97,606
       *   Digital Angel Corp.                                                                          75,100             252,336
       *   Digital Insight Corp.                                                                        43,700           1,447,344
       *   Digital River, Inc.                                                                          20,700             536,544
       *   Digital Theater Systems, Inc.                                                                25,400             367,792
       *   Digitas, Inc.                                                                                88,033           1,100,413
       *   Diodes, Inc.                                                                                  6,900             278,553
       *   Ditech Communications Corp.                                                                  39,900             349,923
       *   DocuCorp International, Inc.                                                                 16,747             105,841
       *   Dot Hill Systems Corp.                                                                       68,600             454,132
       *   DSP Group, Inc.                                                                              29,800             774,800
       *   Dycom Industries, Inc.                                                                       38,634             789,293
       *   Dynamics Research Corp.                                                                       9,400             149,554
     * #   EarthLink, Inc.                                                                             115,901           1,325,907
       *   Echelon Corp.                                                                                46,451             383,221
       *   eCollege.com, Inc.                                                                           33,361             553,459
       *   EDGAR Online, Inc.                                                                           28,900              55,199
       *   Edgewater Technology, Inc.                                                                    8,267              49,602
       *   EFJ, Inc.                                                                                    34,200             333,792
       *   eFunds Corp.                                                                                 42,700             879,193
       *   Electro Scientific Industries, Inc.                                                          43,300           1,089,428
       *   Electroglas, Inc.                                                                            37,996             115,128
       *   Electronics for Imaging, Inc.                                                                57,100           1,594,803
       *   eLoyalty Corp.                                                                                4,000              35,960
       *   Embarcadero Technologies, Inc.                                                               40,257             303,538
       *   EMCORE Corp.                                                                                 75,765             465,197
       *   EMS Technologies, Inc.                                                                       19,700             334,112
       *   Emulex Corp.                                                                                 53,400           1,064,262
     * #   Endwave Corp.                                                                                   500               4,870
       *   Entegris, Inc.                                                                              135,186           1,365,379
       *   Enterasys Networks, Inc.                                                                         11                 143
       *   Entrust, Inc.                                                                                78,850             394,250
       *   Epicor Software Corp.                                                                        52,400             723,644
       *   EPIQ Systems, Inc.                                                                           28,185             535,797
       *   ePlus, Inc.                                                                                  15,170             219,662
       *   ePresence, Inc. Escrow Shares                                                                 8,100               1,053
       *   Equinix, Inc.                                                                                19,200             766,464
       *   ESS Technology, Inc.                                                                         57,000             173,850
       *   Euronet Worldwide, Inc.                                                                      19,300             521,486
       *   Evans & Sutherland Computer Corp.                                                             4,800              25,152
       *   Exar Corp.                                                                                   40,593             501,729
       *   Excel Technology, Inc.                                                                       18,023             433,273
       *   Extreme Networks, Inc.                                                                      136,816             673,135
       *   F5 Networks, Inc.                                                                            14,179             749,077
           Factset Research Systems, Inc.                                                               17,200             665,984
           Fair Isaac Corp.                                                                             27,471           1,258,721
       *   Fairchild Semiconductor Corp. Class A                                                        13,900             241,026
       *   FalconStor Software, Inc.                                                                    26,600             201,894
       *   Fargo Electronics                                                                            18,887             360,931
     * #   Faro Technologies, Inc.                                                                      13,500             256,770
       *   FEI Co.                                                                                      29,294             584,708
       *   Filenet Corp.                                                                                36,300             977,922
       *   Flir Systems, Inc.                                                                           26,000             642,720

       *   Forgent Networks, Inc.                                                                        8,142              14,249
       *   FormFactor, Inc.                                                                             33,000             925,980
       *   Forrester Research, Inc.                                                                     33,203             618,904
       *   Foundry Networks, Inc.                                                                      106,700           1,482,063
           Frequency Electronics, Inc.                                                                   1,500              15,300
       *   FSI International, Inc.                                                                      47,324             193,555
     * #   Gartner Group, Inc.                                                                          47,100             634,908
       *   Gateway, Inc.                                                                               164,850             501,144
       *   Genesis Microchip, Inc.                                                                      38,789             868,874
       *   Gerber Scientific, Inc.                                                                      37,900             361,566
           Gevity HR, Inc.                                                                              23,000             651,590
       *   Giga-Tronics, Inc.                                                                              200                 500
       *   Glenayre Technologies, Inc.                                                                 121,271             380,791
     * #   Global e-Point, Inc.                                                                             18                  60
       *   Global Imaging Systems, Inc.                                                                 24,100             877,722
       *   Globecomm Systems, Inc.                                                                       7,600              49,400
       *   Globix Corp.                                                                                  8,100              14,094
       *   Glowpoint, Inc.                                                                               5,319               5,745
       *   GoRemote Internet Communications, Inc.                                                        5,173               7,346
       *   GSE Systems, Inc.                                                                             4,415               5,298
       *   GTSI Corp.                                                                                   14,786             122,576
       *   Harmonic, Inc.                                                                               69,107             379,397
       *   Hauppauge Digital, Inc.                                                                       2,675              10,994
     * #   HEI, Inc.                                                                                    14,799              60,676
           Henry Jack & Associates, Inc.                                                                19,100             365,574
       *   Hewitt Associates, Inc. Class A                                                               4,700             120,649
       *   HI/FN, Inc.                                                                                  15,200              86,032
       *   HomeStore, Inc.                                                                              95,935             423,073
       *   Hutchinson Technology, Inc.                                                                  21,600             617,544
       *   Hypercom Corp.                                                                               82,100             509,020
     * #   Hyperion Solutions Corp.                                                                     22,070           1,168,607
       *   I.D. Systems, Inc.                                                                            8,885             176,812
       *   Ibis Technology Corp.                                                                         4,356               6,882
       *   Identix, Inc.                                                                               101,521             498,468
       *   iGATE Capital Corp.                                                                          73,515             297,736
     * #   ImageWare Systems, Inc.                                                                      10,000              19,500
           Imation Corp.                                                                                21,000             923,160
       *   Immersion Corp.                                                                              26,800             176,880
       *   Indus International, Inc.                                                                    17,100              51,300
     * #   Infocrossing, Inc.                                                                           27,201             198,295
       *   InFocus Corp.                                                                                52,703             197,109
       *   Informatica Corp.                                                                            73,563             826,848
           Inforte Corp.                                                                                17,700              68,853
       *   InfoSpace, Inc.                                                                              27,400             722,264
           infoUSA, Inc.                                                                                58,164             589,201
       *   Innodata Isogen, Inc.                                                                        30,325              92,188
       *   Innovex, Inc.                                                                                28,200             116,466
           Integral Systems, Inc.                                                                        6,200             134,230
       *   Integrated Device Technology, Inc.                                                           92,608           1,109,444
       *   Integrated Silicon Solution, Inc.                                                            55,493             389,006
     * #   Intelli-Check, Inc.                                                                           7,700              30,800
       *   Intelligent Systems Corp.                                                                       700               1,645
     * #   Intellisync Corp.                                                                           106,710             542,087
       *   Interactive Intelligence, Inc.                                                               17,852              87,653
       *   Interdigital Communications Corp.                                                            29,600             576,608

       *   Intergraph Corp.                                                                             31,500           1,512,630
       *   Interland, Inc.                                                                              28,110             113,002
       *   Interlink Electronics, Inc.                                                                  21,746              52,190
       *   Internet Capital Group, Inc.                                                                 16,200             134,460
       *   Internet Commerce Corp.                                                                       1,100               3,348
       *   Internet Security Systems, Inc.                                                              47,500           1,085,850
       *   Interphase Corp.                                                                              3,200              13,760
           Intersil Corp.                                                                                7,688             197,197
           Inter-Tel, Inc.                                                                              28,000             572,040
       *   Intervideo, Inc.                                                                             15,200             155,648
       *   Intervoice, Inc.                                                                             34,600             299,290
       *   Interwoven, Inc.                                                                             54,462             516,844
       *   Intest Corp.                                                                                  8,300              28,884
       *   Intevac, Inc.                                                                                30,684             377,106
       *   Intrado, Inc.                                                                                29,400             663,852
       *   IntriCon Corp.                                                                                2,700              11,340
     * #   Intrusion, Inc.                                                                               1,600               4,304
       *   Iomega Corp.                                                                                 61,700             159,803
       *   iPass, Inc.                                                                                  33,900             229,842
     * #   IPIX Corp.                                                                                    4,300               9,546
       *   I-Sector Corp.                                                                                4,600              21,482
       *   Iteris, Inc.                                                                                 26,000              62,400
       *   Itron, Inc.                                                                                  23,700           1,107,975
       *   iVillage, Inc.                                                                               76,400             626,480
       *   Ixia                                                                                         53,300             734,474
       *   IXYS Corp.                                                                                   46,594             560,060
       *   j2 Global Communications, Inc.                                                               15,900             758,907
       *   Jaco Electronics, Inc.                                                                          150                 497
       *   JDA Software Group, Inc.                                                                     44,300             664,500
       *   Jupitermedia Corp.                                                                           35,900             587,683
       *   Keane, Inc.                                                                                  54,924             574,505
           Keithley Instruments, Inc.                                                                   11,200             180,208
       *   Kemet Corp.                                                                                 103,600             828,800
       *   Key Tronic Corp.                                                                                800               2,648
       *   Keynote Systems, Inc.                                                                        11,900             157,675
       *   Kintera, Inc.                                                                                11,500              33,810
     * #   Komag, Inc.                                                                                  33,304           1,163,642
       *   Kopin Corp.                                                                                  92,075             629,793
       *   Kronos, Inc.                                                                                 16,537             782,696
       *   Kulicke & Soffa Industries, Inc.                                                             59,100             499,395
           Landauer, Inc.                                                                                7,200             352,080
     * #   LaserCard Corp.                                                                              15,434             163,600
       *   Lattice Semiconductor Corp.                                                                  85,740             419,269
     * #   Lawson Software, Inc.                                                                       128,800             977,592
       *   LeCroy Corp.                                                                                 24,000             391,680
     * #   Lexar Media, Inc.                                                                            94,500             806,085
       *   Lightbridge, Inc.                                                                            40,308             397,840
       *   Lionbridge Technologies, Inc.                                                                70,598             458,887
       *   Littlefuse, Inc.                                                                             30,200             783,388
       *   LogicVision, Inc.                                                                            25,300              29,664
       *   Logility, Inc.                                                                                1,800              10,440
       *   LoJack Corp.                                                                                 18,200             512,876
       #   Lowrance Electronics, Inc.                                                                    3,500              79,870
       *   LTX Corp.                                                                                    75,999             337,436
       *   Macromedia, Inc.                                                                             37,240           1,670,586

       *   Macrovision Corp.                                                                            32,900             511,266
       *   Magma Design Automation, Inc.                                                                14,500             122,525
       *   Management Network Group, Inc.                                                               42,545             100,406
       *   Manhattan Associates, Inc.                                                                   31,900             682,979
       *   Manugistic Group, Inc.                                                                       88,488             169,897
       *   Mapinfo Corp.                                                                                34,474             495,391
     * #   Marchex, Inc. Class B                                                                        14,200             332,280
       *   Mastec, Inc.                                                                                 67,908             670,252
       *   MatrixOne, Inc.                                                                              66,296             334,132
       *   Mattson Technology, Inc.                                                                     68,478             679,302
           Maximus, Inc.                                                                                21,700             789,880
       *   Maxtor Corp.                                                                                195,124             792,203
       *   Maxwell Technologies, Inc.                                                                   23,200             328,048
       *   McDATA Corp. Class A                                                                         88,901             323,600
       *   McDATA Corp. Class B                                                                          9,400              32,712
       *   Mechanical Technology, Inc.                                                                   5,800              16,588
       *   MedQuist, Inc.                                                                               24,859             268,974
     * #   MEMC Electronic Materials, Inc.                                                               8,500             190,230
       *   Mentor Graphics Corp.                                                                        48,800             437,248
       *   Mercury Computer Systems, Inc.                                                               22,065             440,859
       *   Merix Corp.                                                                                  20,678             137,922
           Mesa Laboratories, Inc.                                                                       4,800              75,360
       *   MetaSolv, Inc.                                                                               61,255             174,577
           Methode Electronics, Inc.                                                                    28,400             296,780
       *   Metrologic Instruments, Inc.                                                                 30,600             598,230
       *   Micrel, Inc.                                                                                 59,081             713,698
       *   Micro Linear Corp.                                                                           17,300              30,621
       *   Micromuse, Inc.                                                                              76,700             568,347
       *   Micros Systems, Inc.                                                                         21,600           1,043,496
       *   Microsemi Corp.                                                                              45,400           1,259,850
       *   MicroStrategy, Inc.                                                                           6,200             457,994
       *   Microtune, Inc.                                                                              86,274             421,880
     * #   Midway Games, Inc.                                                                           47,600           1,043,392
     * #   Mindspeed Technologies, Inc.                                                                 35,817              65,903
       *   MIPS Technologies, Inc.                                                                      50,891             300,766
       *   MIVA, Inc.                                                                                   37,056             186,392
       *   MKS Instruments, Inc.                                                                        53,081           1,001,638
       *   Mobility Electronics, Inc.                                                                   36,300             408,012
       *   Mobius Management Systems, Inc.                                                               9,100              56,329
           Mocon, Inc.                                                                                   1,500              13,800
       *   Moldflow Corp.                                                                               20,900             298,870
       *   Monolithic System Technology, Inc.                                                           41,147             251,408
       *   Motive, Inc.                                                                                 10,400              32,448
       *   MPS Group, Inc.                                                                             106,300           1,336,191
       *   MRO Software, Inc.                                                                           39,800             606,552
       *   MRV Communications, Inc.                                                                    151,149             275,091
     * #   MSC.Software Corp.                                                                           32,600             541,160
       *   MSGI Security Solutions, Inc.                                                                   154                 448
       *   MTM Technologies, Inc.                                                                        1,200               4,584
           MTS Systems Corp.                                                                            16,100             567,847
       *   Multi-Fineline Electronix, Inc.                                                              17,000             629,000
       *   Nanometrics, Inc.                                                                            23,000             255,300
       *   Napco Security Systems, Inc.                                                                  7,800             125,190
       *   Neoforma, Inc.                                                                               31,835             313,575
       *   NeoMagic Corp.                                                                                9,400              36,378

       *   NEON Systems, Inc.                                                                            4,800              20,294
       *   Neoware Systems, Inc.                                                                        27,500             601,425
       *   Net2Phone, Inc.                                                                              16,341              31,538
       *   NETGEAR, Inc.                                                                                33,900             654,270
       *   NetIQ Corp.                                                                                  62,300             744,485
       *   Netlogic Microsystems, Inc.                                                                   1,300              33,878
       *   NetManage, Inc.                                                                              10,257              54,567
       *   Netopia, Inc.                                                                                24,300              72,900
       *   NetRatings, Inc.                                                                             52,700             711,450
       *   NetScout Systems, Inc.                                                                       53,010             295,796
       *   Network Engines, Inc.                                                                        19,000              23,370
       *   Network Equipment Technologies, Inc.                                                         37,900             177,751
       *   Newport Corp.                                                                                53,838             742,964
       *   NIC, Inc.                                                                                    65,600             400,160
       *   NMS Communications Corp.                                                                     62,902             246,576
     * #   Novatel Wireless, Inc.                                                                       32,100             437,202
       *   Novell, Inc.                                                                                117,700             915,706
       *   Nu Horizons Electronics Corp.                                                                28,020             279,920
       *   Nuance Communications, Inc.                                                                 171,577           1,067,209
       *   NumereX Corp. Class A                                                                         1,100               5,533
     * #   NYFIX, Inc.                                                                                  45,725             188,616
       *   O.I. Corp.                                                                                    1,000              11,360
     * #   OmniVision Technologies, Inc.                                                                43,800             775,260
       *   ON Semiconductor Corp.                                                                      249,300           1,445,940
       *   Online Resources Corp.                                                                       35,488             415,919
     * #   Onvia, Inc.                                                                                     300               1,395
       *   ONYX Software Corp.                                                                          29,100              96,030
       *   Open Solutions, Inc.                                                                         27,200             602,752
       *   Openwave Systems, Inc.                                                                       38,500             639,485
       *   OPNET Technologies, Inc.                                                                     34,834             334,755
       *   Opsware, Inc.                                                                                87,200             514,480
       *   OPTi, Inc.                                                                                    2,700               4,455
       *   Optical Cable Corp.                                                                           7,500              45,075
       *   Optical Communication Products, Inc.                                                         37,248              87,533
       *   OSI Systems, Inc.                                                                            25,400             478,282
       *   Overland Storage, Inc.                                                                       20,762             165,266
       *   OYO Geospace Corp.                                                                            5,300             144,425
       *   Packeteer, Inc.                                                                              27,088             249,210
       *   Palm, Inc.                                                                                   52,000           1,475,760
       *   Panavision, Inc.                                                                                700               3,465
       *   PAR Technology Corp.                                                                            700              22,470
       *   Parametric Technology Corp.                                                                  52,100             304,785
           Park Electrochemical Corp.                                                                   21,900             552,756
     * #   Parkervision, Inc.                                                                           20,100             166,026
     * #   Path 1 Network Technologies, Inc.                                                             6,700              18,023
       *   Paxar Corp.                                                                                  40,731             779,184
       *   PC Connection, Inc.                                                                          32,658             207,705
       *   PC-Tel, Inc.                                                                                 35,000             317,100
       *   PDF Solutions, Inc.                                                                          32,499             508,284
       *   Peerless Systems Corp.                                                                       15,100             106,304
       *   Pegasus Solutions, Inc.                                                                      35,100             249,561
       *   Pegasystems, Inc.                                                                            53,828             393,483
       *   Perceptron, Inc.                                                                             14,335             105,936
       *   Perficient, Inc.                                                                             18,300             159,576
       *   Performance Technologies, Inc.                                                               24,250             218,493

       *   Pericom Semiconductor Corp.                                                                  47,506             372,922
       *   Perot Systems Corp.                                                                          97,000           1,348,300
       *   Pervasive Software, Inc.                                                                     34,500             146,280
       *   Phoenix Technologies, Ltd.                                                                   39,298             248,756
       *   Photon Dynamics, Inc.                                                                        21,800             401,120
       *   Photronics, Inc.                                                                             40,295             639,885
       *   Pixelworks, Inc.                                                                             31,300             167,455
       *   Planar Systems, Inc.                                                                         23,800             230,860
           Plantronics, Inc.                                                                             7,600             209,912
       *   PLATO Learning, Inc.                                                                         38,392             277,190
       *   Plexus Corp.                                                                                 59,400           1,277,100
       *   PLX Technology, Inc.                                                                         43,000             424,410
       *   PMC-Sierra, Inc.                                                                             66,900             526,503
       *   Polycom, Inc.                                                                                71,600           1,174,956
       *   Portal Software, Inc.                                                                        32,695              77,160
     * #   PortalPlayer, Inc.                                                                            3,900              93,717
       *   Power Integrations, Inc.                                                                     36,935             805,552
       *   Powerwave Technologies, Inc.                                                                122,725           1,541,426
       *   Presstek, Inc.                                                                               38,900             359,047
           Printronix, Inc.                                                                              1,300              20,813
       *   Private Business, Inc.                                                                          454                 586
       *   Progress Software Corp.                                                                      34,100           1,055,054
           QAD, Inc.                                                                                    21,600             168,480
           Quality Systems, Inc.                                                                         8,200             665,184
       *   Quantum Corp.                                                                               279,600             836,004
       *   Quest Software, Inc.                                                                         96,400           1,518,300
       *   QuickLogic Corp.                                                                             42,198             150,225
       *   Quovadx, Inc.                                                                                35,899              99,440
       *   Radiant Systems, Inc.                                                                        31,294             407,761
       *   RadiSys Corp.                                                                                31,411             574,821
       *   RAE Systems, Inc.                                                                            34,500             125,580
       *   Raindance Communications, Inc.                                                               72,406             144,812
     * #   Rambus, Inc.                                                                                 39,300             659,847
       *   Ramtron International Corp.                                                                  27,800              64,774
       *   RealNetworks, Inc.                                                                          131,400           1,136,610
       *   Red Hat, Inc.                                                                                62,800           1,480,196
       *   Redback Networks, Inc.                                                                       73,436             990,652
       *   REMEC, Inc.                                                                                  16,053              18,782
           Renaissance Learning, Inc.                                                                   24,753             491,100
     * #   Research Frontiers, Inc.                                                                      4,900              27,734
           Reynolds & Reynolds Co.                                                                         400              10,896
       *   RF Micro Devices, Inc.                                                                      195,770           1,111,974
       *   RF Monolithics, Inc.                                                                         13,500              75,465
           Richardson Electronics, Ltd.                                                                 10,300              73,748
       *   RightNow Technologies, Inc.                                                                   1,000              18,110
       *   Rimage Corp.                                                                                  7,400             212,010
       *   Rofin-Sinar Technologies, Inc.                                                               23,300           1,005,861
       *   Rogers Corp.                                                                                 24,800             949,840
       *   RSA Security, Inc.                                                                           63,500             825,500
       *   Rudolph Technologies, Inc.                                                                   22,900             294,265
       *   S1 Corp.                                                                                     84,465             370,801
     * #   Saba Software, Inc.                                                                          13,100              47,160
       *   Safeguard Scientifics, Inc.                                                                  44,300              86,828
       *   SafeNet, Inc.                                                                                25,950             922,523
       *   Sandisk Corp.                                                                                34,661           1,769,791

       *   Sapient Corp.                                                                                76,800             477,696
       *   SatCon Technology Corp.                                                                      14,000              20,580
       *   SBE, Inc.                                                                                       100                 269
       *   SBS Technologies, Inc.                                                                       26,500             272,950
       *   ScanSource, Inc.                                                                             15,400             913,066
       *   Scientific Learning Corp.                                                                     4,300              20,253
       *   SCM Microsystems, Inc.                                                                       18,823              50,822
       *   Seachange International, Inc.                                                                31,950             245,696
       *   Secure Computing Corp.                                                                       35,256             484,417
       *   Segue Software, Inc.                                                                          4,000              25,760
       *   Selectica, Inc.                                                                              38,991             109,175
       *   Semitool, Inc.                                                                               40,046             381,238
       *   Semtech Corp.                                                                                43,677             869,609
       *   Serena Software, Inc.                                                                        31,400             736,016
       *   SI International, Inc.                                                                       17,200             466,980
       *   Sigma Designs, Inc.                                                                          22,600             317,078
       *   Sigmatel, Inc.                                                                               14,800             215,488
       *   Silicon Image, Inc.                                                                          29,300             284,503
     * #   Silicon Laboratories, Inc.                                                                   21,800             846,930
       *   Silicon Storage Technology, Inc.                                                             68,700             378,537
       *   SimpleTech, Inc.                                                                             76,326             287,749
       *   Sipex Corp.                                                                                  30,700              44,208
       *   Sirenza Microdevices, Inc.                                                                   49,502             195,038
       *   Skyworks Solutions, Inc.                                                                    123,772             667,131
       *   SM&A                                                                                         29,100             241,530
       *   Somera Communications, Inc.                                                                   4,816               3,756
       *   Sonic Solutions, Inc.                                                                        27,000             415,800
       *   SonicWALL, Inc.                                                                              91,055             676,539
       *   Sonus Networks, Inc.                                                                        145,330             597,306
           SpectraLink Corp.                                                                            13,500             174,285
       *   Spectrum Control, Inc.                                                                        5,700              36,366
       *   SPSS, Inc.                                                                                   22,150             639,692
       *   SRA International, Inc.                                                                      15,234             466,617
       *   SRS Labs, Inc.                                                                               25,500             147,135
       *   Staktek Holdings, Inc.                                                                       71,436             410,757
       *   Standard Microsystems Corp.                                                                  32,500             971,750
           StarTek, Inc.                                                                                 2,000              33,220
       *   SteelCloud, Inc.                                                                              2,200               4,092
       *   Stellent, Inc.                                                                               47,366             494,027
       *   Stratasys, Inc.                                                                              13,500             320,085
       *   Stratex Networks, Inc.                                                                       76,941             253,905
       *   Stratos International, Inc.                                                                  22,109             132,212
       *   SumTotal Systems, Inc.                                                                       26,584             115,375
     * #   Sunair Electronics, Inc.                                                                        300               1,812
           Sunrise Telecom, Inc.                                                                         5,080               8,941
       *   Superior Essex, Inc.                                                                         26,648             502,315
       *   Supertex, Inc.                                                                               22,212             938,235
       *   SupportSoft, Inc.                                                                            66,039             264,156
       *   Sybase, Inc.                                                                                 61,300           1,376,185
       *   Sycamore Networks, Inc.                                                                     208,100             846,967
       *   Sykes Enterprises, Inc.                                                                      56,585             780,873
       *   Symmetricom, Inc.                                                                            53,575             469,317
     * #   Synaptics, Inc.                                                                              26,200             705,042
       *   SYNNEX Corp.                                                                                 22,000             344,300
       *   Synplicity, Inc.                                                                             39,260             300,339

           Syntel, Inc.                                                                                 21,969             451,683
       *   Take-Two Interactive Software, Inc.                                                          38,000             693,500
           TALX Corp.                                                                                   18,064             745,140
     * #   Taser International, Inc.                                                                     9,100              55,510
           Technitrol, Inc.                                                                             49,900             883,230
       *   TechTeam Global, Inc.                                                                        11,200             102,816
       *   Tekelec                                                                                      68,500             890,500
       *   TeleCommunication Systems, Inc.                                                              52,625             118,406
     * #   Telkonet, Inc.                                                                               46,000             213,900
       *   Telular Corp.                                                                                17,253              54,692
       *   Terayon Communication Systems, Inc.                                                          84,800             175,536
       *   Terremark Worldwide, Inc.                                                                    16,300              56,724
       *   Tessco Technologies, Inc.                                                                     1,200              19,704
       *   Tessera Technologies, Inc.                                                                   10,200             280,500
       *   Therma-Wave, Inc.                                                                             8,789              13,975
       *   TheStreet.com, Inc.                                                                          33,300             165,168
       *   THQ, Inc.                                                                                    63,025           1,431,928
       *   TIBCO Software, Inc.                                                                        184,100           1,540,917
       *   Tier Technologies, Inc. Class B                                                              30,501             253,768
       *   TII Network Technologies, Inc.                                                                1,800               5,976
       *   Tollgrade Communications, Inc.                                                               22,000             239,800
       *   Track Data Corp.                                                                             15,835              46,539
       *   Transact Technologies, Inc.                                                                   2,550              20,502
       *   Transaction Systems Architects, Inc.                                                         20,500             596,550
       *   Transcat, Inc.                                                                                  300               1,536
     * #   Travelzoo, Inc.                                                                               4,300              93,353
       *   Trident Microsystems, Inc.                                                                   55,500           1,045,620
       *   Trimble Navigation, Ltd.                                                                     22,700             739,566
       *   Triquint Semiconductor, Inc.                                                                167,133             752,099
           Troy Group, Inc.                                                                              6,957              17,219
           TSR, Inc.                                                                                       800               3,784
       *   TTM Technologies, Inc.                                                                       50,900             465,226
       *   Tumbleweed Communications Corp.                                                              85,331             248,313
       *   Tut Systems, Inc.                                                                            42,860             131,152
       *   Tyler Technologies, Inc.                                                                     59,100             517,125
       *   Ulticom, Inc.                                                                                57,493             662,319
       *   Ultimate Software Group, Inc.                                                                19,300             332,153
       *   Ultra Clean Holdings, Inc.                                                                      900               6,120
       *   Ultratech, Inc.                                                                              34,000             558,620
           United Online, Inc.                                                                          55,541             783,684
     * #   Universal Display Corp.                                                                      23,628             275,266
       *   Unova, Inc.                                                                                  54,500           1,533,085
     * #   UTStarcom, Inc.                                                                              79,952             662,802
     * #   VA Software Corp.                                                                            15,922              24,998
       *   ValueClick, Inc.                                                                             77,258           1,458,631
       *   Varian Semiconductor Equipment Associates, Inc.                                              32,800           1,443,856
       *   Veeco Instruments, Inc.                                                                      46,575             824,843
       *   VendingData Corp.                                                                            10,400              36,920
       *   Verilink Corp.                                                                                5,528               4,593
       *   Verint Systems, Inc.                                                                         20,900             786,467
       *   Verity, Inc.                                                                                 41,290             544,202
       *   Viasat, Inc.                                                                                 35,800             989,870
       *   Vicon Industries, Inc.                                                                        2,000               6,200
           Video Display Corp.                                                                           2,680              36,341
       *   Viewpoint Corp.                                                                              25,456              29,020

       *   Vignette Corp.                                                                               35,500             628,705
     * #   Viisage Technology, Inc.                                                                     55,321             350,735
       *   Virage Logic Corp.                                                                           26,300             275,887
       *   Vishay Intertechnology, Inc.                                                                 52,894             678,630
       *   Visual Networks, Inc.                                                                        17,700              24,957
       *   Vitesse Semiconductor, Inc.                                                                 180,300             380,433
       *   Vitria Technology, Inc.                                                                      55,714             154,885
     * #   Vyyo, Inc.                                                                                   25,191             140,566
       *   WatchGuard Technologies, Inc.                                                                55,128             196,256
       *   WebEx Communications, Inc.                                                                   30,000             714,300
       *   webMethods, Inc.                                                                             77,191             623,703
       *   Websense, Inc.                                                                               13,400             870,330
       *   WebSideStory, Inc.                                                                            7,600             136,800
       *   Westell Technologies, Inc.                                                                   35,200             166,496
     * #   Western Digital Corp.                                                                        54,700             816,124
       *   White Electronics Designs Corp.                                                              41,081             207,459
       *   Wind River Systems, Inc.                                                                     72,187             994,737
           Wireless Telecom Group, Inc.                                                                 30,300              70,902
       *   Witness Systems, Inc.                                                                        28,400             569,420
       *   WJ Communications, Inc.                                                                      19,273              26,597
           Woodhead Industries, Inc.                                                                     7,800             101,244
       *   Wright Express Corp.                                                                         16,000             389,760
           X-Rite, Inc.                                                                                 18,600             205,902
       *   Zhone Technologies, Inc.                                                                    174,679             386,041
     * #   Zix Corp.                                                                                       773               1,360
       *   Zomax, Inc.                                                                                  46,942             103,272
       *   Zoran Corp.                                                                                  62,233           1,052,982
       *   Zygo Corp.                                                                                   31,484             443,610
                                                                                                                 -----------------
Total Information Technology                                                                                           259,358,912
                                                                                                                 -----------------
Consumer Discretionary -- (16.2%)
       *   1-800 CONTACTS, Inc.                                                                         16,067             174,970
       *   1-800-FLOWERS.COM, Inc.                                                                      25,700             178,872
       *   4Kids Entertainment, Inc.                                                                    18,600             304,110
       *   99 Cents Only Stores                                                                         48,566             467,691
       *   A.C. Moore Arts & Crafts, Inc.                                                               21,900             313,389
           Aaron Rents, Inc.                                                                            27,000             560,790
           Aaron Rents, Inc. Class A                                                                     4,275              76,950
       *   Acme Communications, Inc.                                                                    21,453              87,099
           Acme United Corp.                                                                             1,100              15,972
           Action Performance Companies, Inc.                                                           13,500             170,775
       *   Advanced Marketing Services, Inc.                                                             3,430              15,606
           Advo, Inc.                                                                                   11,750             320,657
       *   Aeropostale, Inc.                                                                             9,450             235,021
           AFC Enterprises, Inc.                                                                        30,600             375,156
       *   Aftermarket Technology Corp.                                                                 30,792             631,236
       *   Alderwoods Group, Inc.                                                                       13,700             205,774
           Aldila, Inc.                                                                                  3,600              90,756
       *   Alliance Gaming Corp.                                                                        64,500             769,485
     * #   Alloy, Inc.                                                                                  40,213             246,506
           Ambassadors Group, Inc.                                                                      16,686             418,652
           American Axle & Manufacturing Holdings, Inc.                                                 28,500             605,910
       #   American Eagle Outfitters, Inc.                                                              60,600           1,379,256
           American Greetings Corp. Class A                                                             39,200           1,027,040
       *   America's Car-Mart, Inc.                                                                     17,900             288,548

           Ameristar Casinos, Inc.                                                                      27,400             646,366
       *   AMS Health Sciences, Inc.                                                                     5,600               4,144
           Andersons, Inc.                                                                                 900              37,035
     * #   AnnTaylor Stores Corp.                                                                       53,575           1,624,930
       #   Applebees International, Inc.                                                                42,525             974,673
       *   Applica, Inc.                                                                                34,820              44,918
           Arbitron, Inc.                                                                                8,700             335,820
           Arctic Cat, Inc.                                                                             11,998             251,718
           Ark Restaurants Corp.                                                                           700              19,600
           ArvinMeritor, Inc.                                                                           40,400             537,320
       *   Asbury Automotive Group, Inc.                                                                58,700             983,225
       *   Ashworth, Inc.                                                                               23,300             198,283
       *   Audiovox Corp. Class A                                                                       27,266             377,634
     * #   Avatar Holdings, Inc.                                                                         2,300             130,663
       *   Aztar Corp.                                                                                  37,400           1,170,994
       *   Bakers Footwear Group, Inc.                                                                   3,003              44,925
       *   Ballantyne of Omaha, Inc.                                                                    10,100              49,490
       *   Bally Total Fitness Holding Corp.                                                            61,600             431,816
           Bandag, Inc.                                                                                  5,100             218,535
       *   Barry (R.G.) Corp.                                                                            8,800              54,120
           Bassett Furniture Industries, Inc.                                                            7,122             128,410
       *   Beasley Broadcast Group, Inc.                                                                 8,500             119,170
       #   Beazer Homes USA, Inc.                                                                       29,165           2,040,675
           Bebe Stores, Inc.                                                                            68,887           1,113,903
       *   Benihana, Inc.                                                                                1,500              28,350
       *   Benihana, Inc. Class A                                                                          225               4,090
       *   Big Dog Holdings, Inc.                                                                        2,600              18,174
       *   Big Lots, Inc.                                                                              112,400           1,381,396
       *   BJ's Restaurants, Inc.                                                                       23,603             560,335
           Blair Corp.                                                                                   1,873              69,863
       #   Blockbuster, Inc. Class A                                                                    66,988             251,205
           Blockbuster, Inc. Class B                                                                    19,200              66,432
       *   Blount International, Inc.                                                                   28,500             443,175
       *   Bluegreen Corp.                                                                              44,700             664,689
           Blyth, Inc.                                                                                  20,712             410,098
           Bob Evans Farms, Inc.                                                                        23,100             558,558
       *   Bombay Co., Inc.                                                                             61,400             243,144
           Bon-Ton Stores, Inc.                                                                         13,800             254,886
           Books-A-Million, Inc.                                                                        18,300             173,667
           BorgWarner, Inc.                                                                             12,500             750,000
           Boyd Gaming Corp.                                                                            29,100           1,407,858
       *   Bright Horizons Family Solutions, Inc.                                                        4,000             141,520
     * #   Brillian Corp.                                                                               10,368              58,476
           Brown Shoe Company, Inc.                                                                     16,800             690,480
       *   Buca, Inc.                                                                                   26,127             150,230
           Buckle, Inc.                                                                                 22,200             724,386
           Building Materials Holding Corp.                                                             11,500             946,795
           Burlington Coat Factory Warehouse Corp.                                                      26,825           1,063,343
       *   Bush Industries, Inc. Escrow Shares                                                             300                   7
       *   Cache, Inc.                                                                                  24,200             407,286
           Cadmus Communications Corp.                                                                   3,100              62,558
       *   California Coastal Communities, Inc.                                                         10,000             392,800
       *   California Pizza Kitchen, Inc.                                                               25,000             819,500
           Callaway Golf Co.                                                                            24,900             364,785
       *   Capital Pacific Holdings, Inc.                                                                6,700              70,350

     * #   Career Education Corp.                                                                       25,470             950,031
       *   CarMax, Inc.                                                                                 12,800             350,976
           Carmike Cinemas, Inc.                                                                         4,565             120,151
       *   Carriage Services, Inc.                                                                      30,800             159,852
       *   Carter's, Inc.                                                                                7,700             470,855
       *   Casual Male Retail Group, Inc.                                                               53,800             332,484
           Catalina Marketing Corp.                                                                     23,300             616,751
           Cato Corp. Class A                                                                           25,550             551,880
       *   Cavalier Homes, Inc.                                                                         31,700             185,445
       *   Cavco Industries, Inc.                                                                        7,400             290,450
           CBRL Group, Inc.                                                                             22,100             817,479
       *   CEC Entertainment, Inc.                                                                      23,800             852,040
       *   Champion Enterprises, Inc.                                                                   37,900             548,413
       *   Champps Entertainment, Inc.                                                                  21,244             155,506
           Charles and Colvard, Ltd.                                                                    19,320             520,867
       *   Charlotte Russe Holding, Inc.                                                                34,300             641,410
       *   Charming Shoppes, Inc.                                                                      123,300           1,448,775
       *   Checkers Drive-In Restaurants, Inc.                                                          21,800             329,180
       *   Cheesecake Factory, Inc.                                                                     16,875             618,300
           Cherokee, Inc.                                                                                3,100             107,105
       *   Chicos FAS, Inc.                                                                             39,000           1,720,290
           Choice Hotels International, Inc.                                                            51,400           1,862,222
           Christopher & Banks Corp.                                                                    26,734             403,149
       *   Chromcraft Revington, Inc.                                                                    4,000              54,000
           Churchill Downs, Inc.                                                                         6,500             246,220
           Citadel Broadcasting Co.                                                                     23,400             315,432
           CKE Restaurants, Inc.                                                                        47,126             594,259
           Claire's Stores, Inc.                                                                        35,500           1,012,815
           Coachmen Industries, Inc.                                                                     9,800             118,874
       *   Cobra Electronics Corp.                                                                       3,100              33,635
       *   Coldwater Creek, Inc.                                                                        30,680             963,352
           Collegiate Pacific, Inc.                                                                     11,100              97,680
     * #   Columbia Sportswear Co.                                                                       9,450             439,236
       *   Concord Camera Corp.                                                                          3,489               4,431
     * #   Conn's, Inc.                                                                                 29,300             990,633
           Cooper Tire & Rubber Co.                                                                     28,200             414,822
       *   Corinthian Colleges, Inc.                                                                    48,100             582,491
       *   Cost Plus, Inc.                                                                              29,950             550,481
           Courier Corp.                                                                                16,200             570,078
       *   Cox Radio, Inc.                                                                              31,300             463,553
           Craftmade International, Inc.                                                                 3,303              59,454
       *   Crown Media Holdings, Inc.                                                                   36,073             375,159
       *   CSK Auto Corp.                                                                               39,400             610,700
           CSS Industries, Inc.                                                                          6,900             230,184
       *   Culp, Inc.                                                                                   16,900              84,669
       *   Cumulus Media, Inc. Class A                                                                  46,000             568,100
           Cutter & Buck, Inc.                                                                          13,100             158,510
       *   Cycle Country Accessories Corp.                                                               7,900              27,492
       *   Dave & Busters, Inc.                                                                          7,700             116,347
           Deb Shops, Inc.                                                                               5,200             151,216
     * #   Deckers Outdoor Corp.                                                                         4,300              99,029
           Delta Apparel, Inc.                                                                           2,780              42,395
     * #   Design Within Reach, Inc.                                                                     5,500              33,165
       *   DeVry, Inc.                                                                                  49,176           1,141,867
       *   Diedrich Coffee, Inc.                                                                         1,500               7,680

           Dillards, Inc. Class A                                                                       22,000             461,340
       *   Dixie Group, Inc.                                                                            19,850             277,900
     * #   Dominion Homes, Inc.                                                                         11,200             111,440
           Dover Downs Gaming & Entertainment, Inc.                                                      7,600              95,456
           Dover Motorsports, Inc.                                                                      11,100              71,373
       *   Drew Industries, Inc.                                                                        22,200             668,664
       *   drugstore.com, Inc.                                                                         121,452             372,858
       *   Duckwall-ALCO Stores, Inc.                                                                    2,500              55,000
       *   Dura Automotive Systems, Inc.                                                                29,079              74,733
       *   E Com Ventures, Inc.                                                                            125               1,609
     * #   eCost.com, Inc.                                                                              17,562              23,357
       *   Educate, Inc.                                                                                36,300             397,485
       *   Education Management Corp.                                                                   23,300             786,375
       *   ELXSI Corp.                                                                                   1,000               3,300
       *   EMAK Worldwide, Inc.                                                                          2,800              18,984
       *   Emerson Radio Corp.                                                                          48,600             148,716
       *   Emmis Communications Corp. Class A                                                           21,527             448,623
       *   Enesco Group, Inc.                                                                           16,300              35,534
       *   Entercom Communications Corp.                                                                14,500             461,825
       *   Entravision Communications Corp.                                                             52,976             396,790
     * #   Escala Group, Inc.                                                                           30,300             501,465
           Escalade, Inc.                                                                                2,400              30,360
           Ethan Allen Interiors, Inc.                                                                  21,800             813,140
       *   Expedia, Inc.                                                                                15,835             392,550
       *   Fab Industries, Inc.                                                                          1,000               2,500
       *   Fairchild Corp. Class A                                                                      27,100              62,330
       *   Famous Dave's of America, Inc.                                                               17,700             189,567
           Fedders Corp.                                                                                 5,800              12,702
           Finish Line, Inc. Class A                                                                    33,400             576,484
       *   Finlay Enterprises, Inc.                                                                      9,700             111,065
       *   Fleetwood Enterprises, Inc.                                                                  57,700             658,357
           Flexsteel Industries, Inc.                                                                    1,200              16,764
       *   Footstar, Inc.                                                                                8,900              30,260
       *   Fossil, Inc.                                                                                 36,225             722,326
       *   Fox & Hound Restaurant Group                                                                 17,889             236,135
       *   Franklin Covey Co.                                                                           11,000              74,580
       *   Franklin Electronic Publishers, Inc.                                                          1,300               4,550
           Fred's, Inc.                                                                                 34,287             569,507
       *   Friendly Ice Cream Corp.                                                                      2,000              17,800
           Frisch's Restaurants, Inc.                                                                    1,100              27,170
           Furniture Brands International, Inc.                                                         25,600             510,720
       *   Gaiam, Inc.                                                                                   6,300              84,735
     * #   GameStop Corp. Class A                                                                       29,388             988,612
           GameTech International, Inc.                                                                  7,200              28,080
           Gaming Partners International Corp.                                                           7,200              83,952
     * #   Gander Mountain Co.                                                                          16,879              96,042
       *   Gaylord Entertainment Co.                                                                    33,250           1,438,395
     * #   Genesco, Inc.                                                                                25,900           1,026,935
           Gentek, Inc.                                                                                 14,546             236,227
       *   G-III Apparel Group, Ltd.                                                                     1,700              17,119
     * #   Goodyear Tire & Rubber Co.                                                                  121,800           2,086,434
           Goody's Family Clothing, Inc.                                                                31,708             296,470
           Gray Television, Inc.                                                                        33,980             303,102
           Gray Television, Inc. Class A                                                                   200               1,746
       *   Group 1 Automotive, Inc.                                                                     32,200             994,014

     * #   GSI Commerce, Inc.                                                                           33,790             562,266
           GTECH Holdings, Inc.                                                                         67,600           2,068,560
       *   Guess, Inc.                                                                                  46,000           1,558,480
       *   Guitar Center, Inc.                                                                          15,300             806,922
       *   Gymboree Corp.                                                                               46,200           1,042,272
       *   Ha-Lo Industries, Inc.                                                                       16,600                  12
       *   Hampshire Group, Ltd.                                                                         2,000              47,580
           Hancock Fabrics, Inc.                                                                         8,600              38,700
           Handleman Co.                                                                                24,670             338,719
       *   Harris Interactive, Inc.                                                                     71,224             283,472
       *   Hartmarx Corp.                                                                               52,500             385,350
       *   Hastings Entertainment, Inc.                                                                  6,500              31,980
           Haverty Furniture Co., Inc.                                                                  10,400             133,744
       *   Hayes Lemmerz International, Inc.                                                            38,685             117,602
       *   Hibbett Sporting Goods, Inc.                                                                 31,518             944,279
           Hollinger International, Inc. Class A                                                        23,500             209,855
       *   Hollywood Media Corp.                                                                        48,513             210,542
     * #   Home Solutions of America, Inc.                                                              26,200             150,650
       *   Hot Topic, Inc.                                                                              23,925             370,837
       *   Hovnanian Enterprises, Inc. Class A                                                          15,900             792,456
       *   IAC/InterActiveCorp                                                                           8,135             224,607
       *   Iconix Brand Group, Inc.                                                                     29,491             275,446
           IHOP Corp.                                                                                   11,400             544,920
           ILX Resorts, Inc.                                                                             2,800              25,340
       *   Image Entertainment, Inc.                                                                    31,950             122,688
       *   IMPCO Technologies, Inc.                                                                     46,300             240,760
     * #   Infosonics Corp.                                                                              4,400              50,776
       *   Insight Communications Co., Inc.                                                             53,921             627,640
       *   Insight Enterprises, Inc.                                                                    48,200           1,004,006
           Interactive Data Corp.                                                                       45,600           1,009,584
       *   Interface, Inc. Class A                                                                      67,750             564,357
       *   Interstate Hotels & Resorts, Inc.                                                            39,000             176,670
       *   INVESTools, Inc.                                                                             50,100             249,999
       *   Isle of Capri Casinos, Inc.                                                                  29,300             794,616
       *   ITT Educational Services, Inc.                                                               20,600           1,264,222
       *   J. Alexander's Corp.                                                                          5,100              40,902
       *   J. Jill Group, Inc.                                                                          30,450             557,539
       *   Jack in the Box, Inc.                                                                        30,500           1,024,800
           Jackson Hewitt Tax Service, Inc.                                                             11,400             274,056
       *   Jakks Pacific, Inc.                                                                          36,000             733,680
       *   Jameson Inns, Inc.                                                                           70,700             147,763
     * #   Jarden Corp.                                                                                 19,350             631,777
       *   Jo-Ann Stores, Inc.                                                                          24,000             305,280
       *   Johnson Outdoors, Inc.                                                                        2,900              46,980
       *   Jos. A. Bank Clothiers, Inc.                                                                 14,287             714,493
           Journal Register Co.                                                                         34,700             541,667
       *   K2, Inc.                                                                                     59,347             602,966
           Kellwood Co.                                                                                 13,000             300,560
           Kenneth Cole Productions, Inc. Class A                                                       14,050             394,524
       *   Keystone Automotive Industries, Inc.                                                         24,071             673,988
           Kimball International, Inc. Class B                                                          20,200             215,130
       *   Kirkland's, Inc.                                                                             27,430             181,038
           Koss Corp.                                                                                    1,000              24,760
     * #   Krispy Kreme Doughnuts, Inc.                                                                 52,350             259,132
           K-Swiss, Inc. Class A                                                                        17,800             555,894

       *   La Quinta Corp.                                                                             138,400           1,516,864
       *   LaCrosse Footwear, Inc.                                                                       2,500              27,400
       *   Lakeland Industries, Inc.                                                                       799              15,844
       *   Lakes Entertainment, Inc.                                                                    27,200             201,280
           Landry's Restaurants, Inc.                                                                   15,050             407,102
       *   Laureate Education, Inc.                                                                     22,400           1,132,768
       *   Lazare Kaplan International, Inc.                                                               100                 822
       #   La-Z-Boy, Inc.                                                                               28,316             378,585
       *   Learning Care Group, Inc.                                                                     1,500              10,965
       *   Lenox Group, Inc.                                                                            21,600             266,976
           Levitt Corp. Class A                                                                         15,137             327,413
           Libbey, Inc.                                                                                    900              10,683
           Liberty Corp.                                                                                 9,200             428,904
           Liberty Homes, Inc. Class B                                                                     100                 750
       *   LIFE TIME FITNESS, Inc.                                                                       8,900             342,027
           Lifetime Brands, Inc.                                                                        17,414             378,929
       *   Lin TV Corp.                                                                                 22,400             292,992
       *   Linens 'n Things, Inc.                                                                       43,400           1,111,474
           Lithia Motors, Inc. Class A                                                                  14,400             411,120
       *   LKQ Corp.                                                                                    26,500             863,635
       *   Lodgenet Entertainment Corp.                                                                 14,300             196,053
       *   Lodgian, Inc.                                                                                21,300             219,177
           Lone Star Steakhouse & Saloon, Inc.                                                          17,300             400,841
       *   Luby's, Inc.                                                                                 36,600             467,748
           M/I Homes, Inc.                                                                              11,900             520,625
       *   Mace Security International, Inc.                                                             5,000              12,000
     * #   Magna Entertainment Corp.                                                                     5,700              43,149
       *   Main Street Restaurant Group, Inc.                                                           29,700             146,124
           Marine Products Corp.                                                                        10,035             100,952
       *   MarineMax, Inc.                                                                              23,900             627,614
     * #   Martha Stewart Living Omnimedia, Inc.                                                        17,900             360,148
       *   Marvel Entertainment, Inc.                                                                   39,600             644,292
           Matthews International Corp. Class A                                                         19,500             766,155
       *   Max & Erma's Restaurants, Inc.                                                                  300               3,675
           Maytag Corp.                                                                                  1,800              32,004
       *   McCormick & Schmick's Seafood Restaurants, Inc.                                               8,700             206,538
           McRae Industries, Inc. Class A                                                                  900              11,475
           MDC Holdings, Inc.                                                                           20,493           1,396,188
       *   Meade Instruments Corp.                                                                      29,951              81,467
           Media General, Inc. Class A                                                                  11,500             583,050
       *   Mediacom Communications Corp.                                                                90,100             469,421
       *   Meritage Homes Corp.                                                                         17,600           1,169,872
       #   Meritage Hospitality Group, Inc.                                                              1,000               4,650
       *   Mestek, Inc.                                                                                  3,700              44,770
       *   Mexican Restaurants, Inc.                                                                       500               5,000
           Michaels Stores, Inc.                                                                         7,800             291,720
       *   Midas, Inc.                                                                                  17,600             332,288
       *   Mikohn Gaming Corp.                                                                          19,200             192,192
       *   Mity Enterprises, Inc.                                                                        2,400              43,968
           Modine Manufacturing Co.                                                                     26,300             875,527
           Monaco Coach Corp.                                                                           27,350             405,600
       *   Monarch Casino & Resort, Inc.                                                                 5,000             106,950
           Monro Muffler Brake, Inc.                                                                     5,250             162,015
       *   Mossimo, Inc.                                                                                 2,300              12,788
       *   Mothers Work, Inc.                                                                            2,450              25,480

           Movado Group, Inc.                                                                           19,000             350,550
           Movie Gallery, Inc.                                                                          24,100             118,813
       *   MTR Gaming Group, Inc.                                                                       38,800             289,448
       *   Multimedia Games, Inc.                                                                       34,459             350,793
       *   Nathan's Famous, Inc.                                                                         3,100              29,760
           National Presto Industries, Inc.                                                              2,200              98,010
       *   National RV Holdings, Inc.                                                                   12,500              74,875
           Nautilus Group, Inc.                                                                         22,150             392,055
     * #   Navarre Corp.                                                                                46,100             266,919
       *   Navigant International, Inc.                                                                 22,420             244,938
           Nelson (Thomas), Inc.                                                                        11,500             284,625
     * #   Netflix, Inc.                                                                                44,700           1,231,038
       *   Nevada Gold & Casinos, Inc.                                                                  16,300             171,150
       *   New Frontier Media, Inc.                                                                     38,400             238,464
           Nobel Learning Communities, Inc.                                                              3,200              30,400
           Nobility Homes, Inc.                                                                          3,054              78,518
           Noble International, Ltd.                                                                     7,200             162,144
       *   NTN Communications, Inc.                                                                     14,024              22,438
     * #   Nutri/System, Inc.                                                                           34,400           1,339,192
       #   Oakley, Inc.                                                                                 66,700           1,072,536
       *   O'Charleys, Inc.                                                                             25,300             367,103
       *   Opinion Research Corp.                                                                        4,800              30,192
       *   O'Reilly Automotive, Inc.                                                                    18,400             560,096
           Orleans Homebuilders, Inc.                                                                   26,200             509,852
       *   Outdoor Channel Holdings, Inc.                                                                5,535              88,505
     * #   Overstock.com, Inc.                                                                          11,000             409,310
           Oxford Industries, Inc.                                                                      12,800             722,176
       *   P & F Industries, Inc. Class A                                                                1,200              15,876
       *   P.F. Chang's China Bistro, Inc.                                                              10,400             535,080
       *   Pacific Sunwear of California, Inc.                                                          40,725           1,077,583
     * #   Palm Harbor Homes, Inc.                                                                      35,358             665,791
       *   Panera Bread Co.                                                                             10,500             714,000
       *   Pantry, Inc.                                                                                 22,300             916,530
       *   Papa John's International, Inc.                                                              14,600             795,116
       *   Party City Corp.                                                                             31,300             535,543
       *   Payless ShoeSource, Inc.                                                                     69,800           1,594,930
       *   PC Mall, Inc.                                                                                18,600              91,698
     * #   Pegasus Communications Corp.                                                                 12,000              42,600
       *   Penn National Gaming, Inc.                                                                   39,600           1,313,532
       *   Perry Ellis International, Inc.                                                              17,400             350,262
       *   PetMed Express, Inc.                                                                         24,164             284,652
           PETsMART, Inc.                                                                               33,700             802,734
           Phillips-Van Heusen Corp.                                                                    36,100           1,223,429
       *   Phoenix Footwear Group, Inc.                                                                  5,800              34,510
       #   Pier 1 Imports, Inc.                                                                         26,200             332,740
       *   Pinnacle Entertainment, Inc.                                                                 46,800           1,118,052
       *   Playboy Enterprises, Inc. Class A                                                             2,400              29,808
       *   Playboy Enterprises, Inc. Class B                                                            39,100             560,303
           Polaris Industries, Inc.                                                                     10,600             524,064
       *   Pomeroy IT Solutions, Inc.                                                                   20,200             162,610
       #   Pre-Paid Legal Services, Inc.                                                                12,200             519,110
       *   Priceline.com, Inc.                                                                          21,384             513,644
       *   PRIMEDIA, Inc.                                                                              100,974             203,967
       *   Princeton Review, Inc.                                                                       38,954             208,404
       *   Proliance International, Inc.                                                                11,923              65,100

     * #   ProQuest Co.                                                                                 25,700             718,315
       *   Provide Commerce, Inc.                                                                       12,300             354,978
       *   QEP Co., Inc.                                                                                   200               2,256
       *   Quaker Fabric Corp.                                                                           4,441              11,902
     * #   Quantum Fuel Systems Technologies Worldwide, Inc.                                            67,944             173,257
       *   Quiksilver, Inc.                                                                             66,600             817,848
       *   R&B, Inc.                                                                                     7,400              87,542
       *   R.H. Donnelley Corp.                                                                         11,100             699,078
       *   Radio One, Inc. Class A                                                                      18,700             208,318
       *   Radio One, Inc. Class D                                                                      57,250             633,185
       *   Rare Hospitality International, Inc.                                                         31,250           1,000,937
       *   Raytech Corp.                                                                                20,560              26,522
       *   RC2 Corp.                                                                                    27,800             982,452
       *   RCN Corp.                                                                                    24,400             532,164
           Reader's Digest Association, Inc.                                                            24,100             374,273
       *   Reading International, Inc. Class A                                                             560               4,452
       *   Reading International, Inc. Class B                                                           1,540              11,858
       *   Red Lion Hotels Corp.                                                                         2,200              19,470
       *   Red Robin Gourmet Burgers, Inc.                                                               5,400             296,460
       *   RedEnvelope, Inc.                                                                            11,800             140,184
           Reebok International, Ltd.                                                                   25,000           1,439,500
       *   Regent Communications, Inc.                                                                  71,386             356,216
           Regis Corp.                                                                                  25,600           1,022,720
       *   Rent-A-Center, Inc.                                                                          20,250             395,887
       *   Rentrak Corp.                                                                                15,900             143,736
       *   Rent-Way, Inc.                                                                               41,600             272,480
       *   Restoration Hardware, Inc.                                                                   55,000             321,750
     * #   Retail Ventures, Inc.                                                                        56,300             718,951
       *   Rex Stores Corp.                                                                             18,725             278,815
       *   Riviera Holdings Corp.                                                                        3,300              46,134
       *   Rockford Corp.                                                                                3,040               9,485
       *   Rocky Shoes & Boots, Inc.                                                                     1,500              35,895
       *   Rubio's Restaurants, Inc.                                                                    15,548             132,935
       #   Ruby Tuesday, Inc.                                                                           37,500             912,000
           Russ Berrie & Co., Inc.                                                                      22,400             261,184
           Russell Corp.                                                                                27,400             433,742
       *   Ryan's Restaurant Group, Inc.                                                                55,450             659,300
           Ryland Group, Inc.                                                                           30,956           2,214,592
       *   S&K Famous Brands, Inc.                                                                         900              16,087
       *   Saga Communications, Inc. Class A                                                            25,075             311,431
           Saks, Inc.                                                                                   36,600             604,998
       *   Salem Communications Corp.                                                                   23,793             454,446
     * #   Salton, Inc.                                                                                  9,700              23,086
           Sauer-Danfoss, Inc.                                                                          16,400             293,560
       *   Schieb (Earl), Inc.                                                                             100                 372
       *   Scholastic Corp.                                                                             32,979           1,097,211
     * #   Scientific Games Corp.                                                                       39,246           1,111,839
           SCP Pool Corp.                                                                               30,837           1,200,484
       *   Select Comfort Corp.                                                                         13,600             325,992
           Service Corp. International                                                                 205,700           1,688,797
       *   Sharper Image Corp.                                                                          19,498             197,905
       *   Shiloh Industries, Inc.                                                                      25,998             343,694
       *   Shoe Carnival, Inc.                                                                          18,934             388,336
       *   Shoe Pavilion, Inc.                                                                             600               3,420
       *   ShopKo Stores, Inc.                                                                          35,700           1,023,876

     * #   Shuffle Master, Inc.                                                                         19,575             548,296
           Sinclair Broadcast Group, Inc. Class A                                                       30,900             297,258
     * #   Six Flags, Inc.                                                                             130,004             969,830
       *   Skechers U.S.A., Inc. Class A                                                                35,168             526,113
           Skyline Corp.                                                                                 5,800             221,850
     * #   Smith & Wesson Holding Corp.                                                                 43,900             183,941
       *   Smith & Wollensky Restaurant Group, Inc.                                                      7,100              40,399
           Sonesta International Hotels Corp. Class A                                                      800              22,024
           Sonic Automotive, Inc.                                                                       18,700             388,960
       *   Sonic Corp.                                                                                  29,362             868,822
       *   Sotheby's Holdings, Inc. Class A                                                             32,100             610,863
       *   Source Interlink Companies, Inc.                                                             45,224             496,560
       *   Southern Energy Homes, Inc.                                                                   5,200              31,070
       *   Spanish Broadcasting System, Inc.                                                            46,412             223,706
       *   SPAR Group, Inc.                                                                              2,372               2,728
           Spartan Motors, Inc.                                                                         11,000             109,670
           Speedway Motorsports, Inc.                                                                   24,000             933,840
       *   Sport Chalet, Inc. Class A                                                                    4,025              34,011
       *   Sport Chalet, Inc. Series B                                                                     575               5,448
     * #   Sport-Haley, Inc.                                                                               200                 954
       *   Sportsman's Guide, Inc.                                                                       9,075             238,128
           Stage Stores, Inc.                                                                           31,509             942,434
       *   Stamps.com, Inc.                                                                             24,625             577,456
           Standard Motor Products, Inc.                                                                13,000             115,570
           Standard Pacific Corp.                                                                       29,800           1,123,162
           Stanley Furniture, Inc.                                                                       7,800             194,220
           Station Casinos, Inc.                                                                        26,350           1,827,109
       *   Steak n Shake Co.                                                                            42,182             727,639
           Stein Mart, Inc.                                                                             39,114             676,672
       *   Steinway Musical Instruments, Inc.                                                           13,400             335,000
           Steven Madden, Ltd.                                                                          21,200             577,276
           Stewart Enterprises, Inc.                                                                   111,500             568,650
       *   Stoneridge, Inc.                                                                             30,100             182,105
       *   Strattec Security Corp.                                                                       3,400             165,070
       #   Strayer Education, Inc.                                                                       7,700             768,460
           Stride Rite Corp.                                                                            38,400             527,616
           Sturm Ruger & Co., Inc.                                                                      24,600             173,430
       *   Sunterra Corp.                                                                               20,802             244,423
       #   Superior Industries International, Inc.                                                       9,500             216,695
           Superior Uniform Group, Inc.                                                                    700               7,700
           Syms Corp.                                                                                   16,800             237,384
       *   Systemax, Inc.                                                                               57,100             338,032
       *   Tag-It Pacific, Inc.                                                                          2,900               1,798
           Talbots, Inc.                                                                                31,000             843,820
           Tandy Brand Accessories, Inc.                                                                 2,500              30,475
       *   Tandy Leather Factory, Inc.                                                                   7,100              34,435
       *   Tarrant Apparel Group                                                                        43,017              51,620
           Technical Olympic USA, Inc.                                                                  47,041             975,160
       *   Tenneco Automotive, Inc.                                                                     58,500           1,016,145
     * #   The Children's Place Retail Stores, Inc.                                                     26,800           1,329,280
       *   The Dress Barn, Inc.                                                                         40,200           1,341,876
           The Marcus Corp.                                                                             18,500             448,810
       *   The Men's Wearhouse, Inc.                                                                    36,901           1,081,199
           The Pep Boys - Manny, Moe & Jack                                                             55,600             797,860
       *   The Sports Authority, Inc.                                                                   26,939             847,770

           Thor Industries, Inc.                                                                        32,800           1,256,896
     * #   Timberland Co. Class A                                                                        4,200             138,978
     * #   TiVo, Inc.                                                                                   46,300             249,094
       *   Too, Inc.                                                                                    34,300           1,084,909
       *   Tractor Supply Co.                                                                           23,600           1,271,096
           Traffix, Inc.                                                                                10,800              58,968
       *   Trans World Entertainment Corp.                                                              44,681             291,767
       #   Triarc Companies, Inc. Class A                                                               17,500             286,125
           Triarc Companies, Inc. Class B                                                               25,000             373,500
           Tuesday Morning Corp.                                                                        11,700             319,293
           Tupperware Corp.                                                                             32,600             752,082
       *   Tweeter Home Entertainment Group, Inc.                                                       39,400             221,428
       *   Unifi, Inc.                                                                                  63,300             181,671
           Unifirst Corp.                                                                                7,300             225,570
           United Auto Group, Inc.                                                                      32,710           1,165,130
       *   United Retail Group, Inc.                                                                    18,628             192,055
       *   Universal Electronics, Inc.                                                                  22,800             395,352
       *   Universal Technical Institute, Inc.                                                           6,600             200,508
     * #   Urban Outfitters, Inc.                                                                       63,000           1,944,180
       *   Vail Resorts, Inc.                                                                           36,250           1,350,675
       *   ValueVision Media, Inc. Class A                                                              53,102             589,432
       *   Varsity Group, Inc.                                                                          21,662              91,630
       *   Vertrue, Inc.                                                                                 8,500             307,105
       *   Virco Manufacturing Corp.                                                                       600               3,627
           Visteon Corp.                                                                               101,500             686,140
       *   Warnaco Group, Inc.                                                                          48,638           1,195,036
       *   WCI Communities, Inc.                                                                        39,100           1,004,088
     * #   Wells-Gardner Electronics Corp.                                                              11,377              22,754
       *   West Marine, Inc.                                                                            21,533             285,958
       *   Western Metals Corp.                                                                          2,000               5,460
     * #   Wet Seal, Inc. Class A                                                                       61,600             309,232
       *   Wickes, Inc.                                                                                  1,800                   5
           Wiley (John) & Sons, Inc. Class A                                                               700              28,931
     * #   William Lyon Homes, Inc.                                                                     10,900           1,209,900
       *   Wilsons The Leather Experts, Inc.                                                            55,200             245,640
       #   Winnebago Industries, Inc.                                                                   20,400             685,644
       *   WMS Industries, Inc.                                                                         27,600             685,308
           Wolverine World Wide, Inc.                                                                   36,400             790,608
           World Wrestling Federation Entertainment, Inc.                                               14,400             194,544
           Yankee Candle Co., Inc.                                                                      17,700             448,695
       *   Young Broadcasting, Inc. Class A                                                             16,770              31,528
       *   Zale Corp.                                                                                   12,800             357,120
       *   Zapata Corp.                                                                                  4,800              29,280
                                                                                                                 -----------------
Total Consumer Discretionary                                                                                           219,476,677
                                                                                                                 -----------------
Industrials -- (14.8%)
       *   3-D Systems Corp.                                                                            13,900             247,281
       *   AAON, Inc.                                                                                    6,600             112,332
       *   AAR Corp.                                                                                    47,800           1,000,932
           ABM Industries, Inc.                                                                         36,500             786,575
           Abrams Industries, Inc.                                                                         400               1,784
       *   ABX Air, Inc.                                                                                39,783             298,373
       *   Acco Brands Corp.                                                                             5,500             126,775
       *   Accuride Corp.                                                                               23,400             304,200
           Aceto Corp.                                                                                   9,731              58,386

       *   Active Power, Inc.                                                                           84,527             294,999
           Actuant Corp.                                                                                10,720             568,696
           Acuity Brands, Inc.                                                                          33,700           1,047,733
           Administaff, Inc.                                                                            30,000           1,351,500
       *   Aerosonic Corp.                                                                               2,100              15,561
       *   AGCO Corp.                                                                                   58,869             996,652
       *   AirNet Systems, Inc.                                                                         16,000              65,280
       *   Airtran Holdings, Inc.                                                                       73,600           1,105,472
           Alamo Group, Inc.                                                                             6,000             126,600
       *   Alaska Air Group, Inc.                                                                       29,000           1,019,640
           Albany International Corp. Class A                                                           26,064             993,820
           Alexander & Baldwin, Inc.                                                                    11,400             570,228
       *   Alliant Techsystems, Inc.                                                                     8,100             614,628
       *   Allied Defense Group, Inc.                                                                    6,400             144,192
           Ambassadors International, Inc.                                                              11,000             163,015
       *   Amerco, Inc.                                                                                 24,978           1,766,444
           American Ecology Corp.                                                                       18,500             300,995
       *   American Locker Group, Inc.                                                                     500               2,425
       *   American Science & Engineering, Inc.                                                          8,700             586,902
       *   American Superconductor Corp.                                                                41,259             336,261
           American Woodmark Corp.                                                                      16,500             422,730
           Ameron International Corp.                                                                    7,800             350,610
           Ametek, Inc.                                                                                 23,600           1,005,596
           Ampco-Pittsburgh Corp.                                                                          900              12,978
     * #   AMR Corp.                                                                                    43,700             738,093
           Amrep Corp.                                                                                   1,900              50,179
           Angelica Corp.                                                                                2,700              37,341
           Apogee Enterprises, Inc.                                                                     28,871             446,634
           Applied Industrial Technologies, Inc.                                                        18,650             595,868
           Applied Signal Technologies, Inc.                                                             9,500             170,715
       *   ARGON ST, Inc.                                                                               23,900             689,515
           Arkansas Best Corp.                                                                          16,800             692,832
       *   Armor Holdings, Inc.                                                                         32,700           1,435,203
     * #   Arotech Corp.                                                                                 6,400               2,496
       *   Artesyn Technologies, Inc.                                                                   50,800             506,984
       *   Astec Industries, Inc.                                                                       28,200             790,446
       *   Astronics Corp.                                                                               2,937              30,692
     * #   AstroPower, Inc.                                                                                 87                   0
       *   ASV, Inc.                                                                                    29,748             744,295
       *   Avalon Holding Corp. Class A                                                                    200                 890
       *   Aviall, Inc.                                                                                 32,100             985,470
       *   Axsys Technologies, Inc.                                                                      5,154              96,328
       *   AZZ, Inc.                                                                                     3,600              69,696
           Badger Meter, Inc.                                                                            2,010              78,671
       *   Baker (Michael) Corp.                                                                         6,300             157,500
           Baldor Electric Co.                                                                          20,100             516,369
           Banta Corp.                                                                                  18,000             909,000
           Barnes Group, Inc.                                                                           17,700             610,119
       *   BE Aerospace, Inc.                                                                           37,100             649,992
       *   BlueLinx Holdings Inc.                                                                       31,700             353,772
           Bowne & Co., Inc.                                                                            28,200             417,078
           Brady Co. Class A                                                                            20,800             779,584
       #   Briggs & Stratton Corp.                                                                      11,800             427,042
       *   BTU International, Inc.                                                                       7,351             112,176
       *   Butler International, Inc.                                                                    3,500              10,325

           C&D Technologies, Inc.                                                                       20,300             150,220
     * #   Capstone Turbine Corp.                                                                       92,779             314,521
           Carlisle Companies, Inc.                                                                      2,800             192,080
           Cascade Corp.                                                                                12,400             634,384
       *   Casella Waste Systems, Inc. Class A                                                          37,012             453,027
       *   Catalytica Energy Systems, Inc.                                                               8,400               8,988
       *   CBIZ, Inc.                                                                                  105,139             658,170
           CDI Corp.                                                                                    21,600             609,984
       *   Celadon Group, Inc.                                                                          18,500             512,635
           Central Parking Corp.                                                                        33,326             466,231
       *   Cenveo, Inc.                                                                                 58,200             751,362
     * #   Ceradyne, Inc.                                                                               23,975           1,128,983
       *   Channell Commercial Corp.                                                                       300               1,575
           Chase Corp.                                                                                     600               8,640
           CIRCOR International, Inc.                                                                   15,645             407,552
           Clarcor, Inc.                                                                                34,000           1,005,040
       *   Clean Harbors, Inc.                                                                          13,400             386,724
       *   Coinstar, Inc.                                                                               33,600             816,480
       *   Columbus McKinnon Corp.                                                                      24,355             510,968
           Comfort Systems USA, Inc.                                                                    56,400             529,596
       *   Commercial Vehicle Group, Inc.                                                                4,064              80,427
       *   Compudyne Corp.                                                                              11,000              65,010
       *   Conrad Industries, Inc.                                                                       1,500               2,753
       *   Consolidated Graphics, Inc.                                                                  18,600             952,134
       *   Continental Airlines, Inc.                                                                   63,850             994,145
       *   Copart, Inc.                                                                                 60,300           1,518,354
       *   Cornell Companies, Inc.                                                                      25,000             354,250
       *   Corrections Corporation of America                                                           34,300           1,523,949
       *   CoStar Group, Inc.                                                                           11,800             553,892
       *   Covenant Transport, Inc. Class A                                                             18,700             217,481
       *   CPI Aerostructures, Inc.                                                                      9,400              91,180
       *   CRA International, Inc.                                                                       4,400             195,888
           Crane Co.                                                                                    27,900             884,151
       *   Cross (A.T.) Co. Class A                                                                      6,100              24,400
           Cubic Corp.                                                                                  21,900             387,411
           Curtiss-Wright Corp.                                                                         13,800             808,680
       *   DHB Industries, Inc.                                                                         39,500             165,110
       *   DiamondCluster International, Inc.                                                           31,200             197,808
       *   Distributed Energy Systems Corp.                                                             60,030             556,478
     * #   Document Securities Systems, Inc.                                                             1,100              10,747
       *   Dollar Thrifty Automotive Group, Inc.                                                        25,100             941,250
           Donaldson Co., Inc.                                                                           8,800             294,272
           DRS Technologies, Inc.                                                                       27,100           1,338,740
       *   Ducommun, Inc.                                                                               16,884             345,953
       *   Duratek, Inc.                                                                                 8,700             142,767
       *   Dynamex, Inc.                                                                                20,600             381,306
           Eastern Co.                                                                                     550              10,945
           Ecology & Environment, Inc. Class A                                                             400               3,204
           EDO Corp.                                                                                    19,100             508,633
       *   EGL, Inc.                                                                                    44,200           1,641,588
       *   Electro Rent Corp.                                                                           34,854             487,259
           ElkCorp                                                                                      19,800             676,764
       *   EMCOR Group, Inc.                                                                            16,300           1,153,225
       *   Encore Wire Corp.                                                                            33,450             796,445
       *   Energy Conversion Devices, Inc.                                                              24,600             722,010

       *   EnerSys                                                                                         700              10,122
           Engineered Support Systems, Inc.                                                             26,914           1,087,595
       *   ENGlobal Corp.                                                                               27,700             186,975
           Ennis, Inc.                                                                                  24,400             433,100
       *   EnPro Industries, Inc.                                                                       32,300             931,855
       *   Environmental Tectonics Corp.                                                                 2,800              14,084
       *   ESCO Technologies, Inc.                                                                      19,400             834,200
           Espey Manufacturing & Electronics Corp.                                                         200               8,020
       *   Essex Corp.                                                                                  28,400             541,020
       *   Esterline Technologies Corp.                                                                 26,391           1,084,934
     * #   Evergreen Solar, Inc.                                                                        64,760             777,768
       *   Exponent, Inc.                                                                                7,000             191,450
       *   ExpressJet Holdings, Inc.                                                                    58,152             507,085
           Federal Signal Corp.                                                                         26,800             437,912
       *   Fiberstars, Inc.                                                                             10,900             107,692
       *   First Aviation Services, Inc.                                                                 1,600               6,272
       *   First Consulting Group, Inc.                                                                 41,812             244,600
       *   Flanders Corp.                                                                               44,264             448,837
           Florida East Coast Industries, Inc.                                                          26,700           1,181,742
       *   Flow International Corp.                                                                     27,964             236,296
       *   Flowserve Corp.                                                                              46,000           1,718,560
           Forward Air Corp.                                                                            14,725             566,176
       *   Foster (L.B.) Co. Class A                                                                       200               2,780
           Franklin Electric Co., Inc.                                                                   4,450             189,125
       *   Frontier Airlines, Inc.                                                                      54,360             443,578
       *   Frozen Food Express Industries, Inc.                                                         31,000             358,360
       *   FTI Consulting, Inc.                                                                         44,250           1,254,930
     * #   FuelCell Energy, Inc.                                                                        69,400             585,042
           G & K Services, Inc. Class A                                                                 14,648             561,604
       *   Gardner Denver Machinery, Inc.                                                               25,900           1,263,920
           GATX Corp.                                                                                   16,300             613,532
       *   Gehl Co.                                                                                     18,157             468,087
           Gencorp, Inc.                                                                                38,200             697,532
       *   General Cable Corp.                                                                          51,200             929,280
       *   Genesee & Wyoming, Inc.                                                                      25,648             862,286
       *   Genlyte Group, Inc.                                                                          23,900           1,259,530
       *   Global Payment Technologies, Inc.                                                             2,400               6,456
       *   Global Power Equipment Group, Inc.                                                           59,700             278,799
           Gorman-Rupp Co.                                                                               3,425              77,885
       *   GP Strategies Corp.                                                                          16,300             116,545
       #   Graco, Inc.                                                                                  30,712           1,117,303
       *   Graftech International, Ltd.                                                                 62,800             410,712
           Graham Corp.                                                                                  1,100              24,618
           Granite Construction, Inc.                                                                   22,350             829,409
           Greenbrier Companies, Inc.                                                                    8,700             237,075
       *   Griffon Corp.                                                                                35,980             876,473
           Hardinge, Inc.                                                                                1,300              22,594
           Harland (John H.) Co.                                                                        18,400             695,520
           Harsco Corp.                                                                                  8,500             564,825
       *   Hawk Corp.                                                                                    7,100              98,264
           Healthcare Services Group, Inc.                                                              10,350             219,938
           Heartland Express, Inc.                                                                      45,641             972,610
           Heico Corp.                                                                                  11,897             271,609
           Heico Corp. Class A                                                                          21,668             391,107
       *   Heidrick & Struggles International, Inc.                                                     25,400             839,470

       *   Henry Bros. Electronics, Inc.                                                                   200                 990
       *   Herley Industries, Inc.                                                                      22,100             363,987
       *   Hexcel Corp.                                                                                 30,300             503,889
       *   Hi-Shear Technology Corp.                                                                     2,200               6,116
       *   Hub Group, Inc. Class A                                                                      26,900           1,090,795
       *   Hudson Highland Group, Inc.                                                                  20,210             510,303
           Hughes Supply, Inc.                                                                          23,600             914,264
           Hunt (J.B.) Transport Services, Inc.                                                         82,800           1,853,892
       *   Hurco Companies, Inc.                                                                        10,186             230,917
       *   Huttig Building Products, Inc.                                                               24,900             215,883
       *   ICT Group, Inc.                                                                              10,469             167,713
           IDEX Corp.                                                                                   13,300             587,062
       *   II-VI, Inc.                                                                                  39,800             761,374
           IKON Office Solutions, Inc.                                                                  85,200             857,112
       *   Industrial Distribution Group, Inc.                                                          17,003             125,312
       *   Infrasource Services, Inc.                                                                   53,100             622,863
       *   Innotrac Corp.                                                                                5,500              36,575
       *   Innovative Solutions & Support, Inc.                                                         19,800             292,050
       *   Insituform Technologies, Inc. Class A                                                        41,900             832,553
     * #   Integrated Electrical Services, Inc.                                                          4,200               2,310
       *   International Shipholding Corp.                                                               1,100              17,424
           Interpool, Inc.                                                                               9,900             184,734
       *   Intersections, Inc.                                                                          30,100             272,104
     * #   Ionatron, Inc.                                                                               19,100             200,550
       *   Jacuzzi Brands, Inc.                                                                         79,100             638,337
           JLG Industries, Inc.                                                                         37,900           1,724,450
       #   Joy Global, Inc.                                                                             47,550           2,514,920
       *   JPS Industries, Inc.                                                                          1,800               5,850
       *   Kadant, Inc.                                                                                 21,092             384,085
           Kaman Corp. Class A                                                                          22,600             434,146
       *   Kansas City Southern                                                                         52,800           1,318,416
           Kaydon Corp.                                                                                 15,600             504,816
           Kelly Services, Inc. Class A                                                                 16,900             469,820
           Kelly Services, Inc. Class B                                                                    200               5,882
           Kennametal, Inc.                                                                              4,100             224,639
       *   Key Technology, Inc.                                                                          1,500              20,025
       *   Kforce, Inc.                                                                                 58,378             724,471
       *   Kirby Corp.                                                                                  26,300           1,399,160
           Knight Transportation, Inc.                                                                  30,237             972,724
       *   Knoll, Inc.                                                                                  33,100             550,784
       *   Korn/Ferry International                                                                     41,800             719,796
       *   K-Tron International, Inc.                                                                      600              22,086
       *   KVH Industries, Inc.                                                                         27,100             259,076
       *   LaBarge, Inc.                                                                                19,800             263,736
       *   Labor Ready, Inc.                                                                            37,800             834,624
       *   Ladish Co., Inc.                                                                             23,800             487,900
           Laidlaw International, Inc.                                                                  65,000           1,405,300
       *   Lancer Corp.                                                                                  2,700              58,563
           Landstar Systems, Inc.                                                                       34,098           1,467,578
           Lawson Products, Inc.                                                                         2,500              94,375
       *   Layne Christensen Co.                                                                         7,900             175,143
       *   Learning Tree International, Inc.                                                            25,420             343,678
           Lennox International, Inc.                                                                   36,600           1,068,720
           Lincoln Electric Holdings, Inc.                                                              23,100             942,711
           Lindsay Manufacturer Co.                                                                     10,400             193,128

       *   LMI Aerospace, Inc.                                                                           4,600              60,799
           LSI Industries, Inc.                                                                         20,050             360,900
       *   Lydall, Inc.                                                                                 26,100             218,196
       *   Mac-Gray Corp.                                                                                7,400              86,728
       *   Magnetek, Inc.                                                                               29,000              83,810
       *   MAIR Holdings, Inc.                                                                          27,269             129,255
       *   Maxco, Inc.                                                                                     300               1,698
           McGrath Rentcorp.                                                                            24,998             714,693
       *   Merrimac Industries, Inc.                                                                     1,300              11,765
     * #   Mesa Air Group, Inc.                                                                         47,700             490,356
           Met-Pro Corp.                                                                                 2,844              34,896
     * #   Microvision, Inc.                                                                            21,400              76,505
       *   Middleby Corp.                                                                                9,900             776,160
       *   Midwest Air Group, Inc.                                                                      26,277              88,291
       *   Milacron, Inc.                                                                               44,983              57,128
       *   Miller Industries, Inc.                                                                      12,100             247,324
           Mine Safety Appliances Co.                                                                   18,600             721,866
       *   Misonix, Inc.                                                                                11,323              56,502
       *   Mobile Mini, Inc.                                                                            20,800           1,040,000
       *   Modtech Holdings, Inc.                                                                       20,700             177,606
       *   Monster Worldwide, Inc.                                                                      13,500             525,150
       *   Moog, Inc. Class A                                                                           16,875             494,269
       *   Moog, Inc. Class B                                                                              450              13,167
           MSC Industrial Direct Co., Inc. Class A                                                      10,900             426,081
       *   MTC Technologies, Inc.                                                                       21,400             701,278
           Mueller Industries, Inc.                                                                     24,255             656,583
           Multi-Color Corp.                                                                             3,275              75,980
           NACCO Industries, Inc. Class A                                                                4,000             468,400
       *   Nashua Corp.                                                                                  1,400              10,640
       *   National Patent Development Corp.                                                            10,800              20,412
       *   National Technical Systems, Inc.                                                                900               4,158
       *   Navigant Consulting, Inc.                                                                    39,300             802,113
       *   NCI Building Systems, Inc.                                                                   21,900             953,745
       *   NCO Group, Inc.                                                                              31,368             540,784
       *   NES Rentals Holdings, Inc.                                                                        6                  76
       *   New Horizons Worldwide, Inc.                                                                     28                  24
           Nordson Corp.                                                                                20,900             832,238
       *   NuCo2, Inc.                                                                                  15,500             435,860
       *   Odyssey Marine Exploration, Inc.                                                             43,700             137,655
       *   Old Dominion Freight Line, Inc.                                                              24,625             935,996
       *   Omega Flex, Inc.                                                                              3,700              55,093
       *   On Assignment, Inc.                                                                          42,230             466,642
       *   Orbital Sciences Corp.                                                                       75,935             915,776
           Oshkosh Truck Corp. Class B                                                                  32,400           1,455,732
           Outlook Group Corp.                                                                             400               5,704
       *   P.A.M. Transportation Services, Inc.                                                         14,161             231,108
       *   Paragon Technologies, Inc.                                                                    1,900              18,810
       *   Park-Ohio Holdings Corp.                                                                      7,400             116,550
       *   Patrick Industries, Inc.                                                                        600               6,450
       *   Patriot Transportation Holding, Inc.                                                          1,500             102,600
       *   Peerless Manufacturing Co.                                                                    1,100              18,700
       *   Perini Corp.                                                                                 34,800             896,448
       *   PHH Corp.                                                                                    36,500           1,053,390
       *   Pico Holdings, Inc.                                                                          19,300             651,568
       *   Pinnacle Airlines Corp.                                                                       9,800              68,110

       *   Plug Power, Inc.                                                                             70,101             359,618
       *   Portec Rail Products, Inc.                                                                    6,600              85,554
       *   Portfolio Recovery Associates, Inc.                                                          21,500             823,880
       *   Powell Industries, Inc.                                                                      13,168             252,562
       *   Power-One, Inc.                                                                              88,236             548,828
           Precision Castparts Corp.                                                                    15,366             783,512
           Preformed Line Products Co.                                                                     600              24,786
       *   PRG-Schultz International, Inc.                                                              15,180              13,814
           Providence & Worcester Railroad Co.                                                           1,900              27,550
       *   Providence Service Corp.                                                                      1,000              29,220
       *   PW Eagle, Inc.                                                                                5,800             108,692
       *   Quanta Services, Inc.                                                                       130,400           1,845,160
       *   Quipp, Inc.                                                                                   2,507              25,860
           Quixote Corp.                                                                                 6,900             146,625
       *   RailAmerica, Inc.                                                                            53,000             577,170
           Raven Industries, Inc.                                                                       14,800             453,472
       *   RCM Technologies, Inc.                                                                        4,900              29,253
       *   Refac                                                                                            40                 336
           Regal-Beloit Corp.                                                                           20,400             719,916
       *   RemedyTemp, Inc.                                                                              7,600              58,596
       *   Republic Airways Holdings, Inc.                                                              40,832             593,289
       *   Resources Connection, Inc.                                                                   25,452             739,126
           Robbins & Myers, Inc.                                                                        13,700             290,440
           Rollins, Inc.                                                                                40,950             833,333
       #   Roper Industries, Inc.                                                                        2,400              94,560
       *   Rush Enterprises, Inc. Class A                                                               24,136             369,522
       *   Rush Enterprises, Inc. Class B                                                                2,900              41,673
           Ryder System, Inc.                                                                           18,100             767,983
           Schawk, Inc.                                                                                  4,300              79,507
       *   School Specialty, Inc.                                                                          900              33,156
       *   SCS Transportation, Inc.                                                                     21,445             422,681
       *   Sequa Corp. Class A                                                                           3,400             214,880
       *   Sequa Corp. Class B                                                                           1,600             102,400
       *   Shaw Group, Inc.                                                                             63,700           1,840,293
       *   Sholodge, Inc.                                                                                2,100               9,345
           Simpson Manufacturing Co., Inc.                                                              28,800           1,180,224
       *   Sirva, Inc.                                                                                  61,700             477,558
       *   Sitel Corp.                                                                                 125,700             385,899
           Skywest, Inc.                                                                                28,020             832,194
       *   SL Industries, Inc.                                                                           2,500              40,000
           Smith (A.O.) Corp.                                                                           12,000             435,240
           Smith (A.O.) Corp. Convertible Class A                                                          200               7,254
       *   Smithway Motor Xpress Corp. Class A                                                             700               5,691
       *   SOURCECORP, Inc.                                                                             18,485             481,719
       *   SPACEHAB, Inc.                                                                                1,336                 949
           Sparton Corp.                                                                                 3,704              34,484
       *   Spherion Corp.                                                                               93,600             917,280
       *   Spherix, Inc.                                                                                 1,500               1,965
     * #   Spire Corp.                                                                                   3,100              23,312
       *   Standard Parking Corp.                                                                        9,800             187,670
           Standard Register Co.                                                                        26,300             389,766
           Standex International Corp.                                                                  12,600             349,524
       *   Stericycle, Inc.                                                                             14,800             907,536
       *   Sterling Construction Co., Inc.                                                               7,700             151,690
           Stewart & Stevenson Services, Inc.                                                           31,100             637,550

       *   Strategic Distribution, Inc.                                                                    800               8,200
           Sun Hydraulics, Inc.                                                                          6,200             118,234
           Supreme Industries, Inc.                                                                      3,410              26,769
       *   Swift Transportation Co., Inc.                                                               54,450           1,066,131
           Sypris Solutions, Inc.                                                                       12,742             140,799
       *   SYS                                                                                          13,200              48,048
       *   TB Wood's Corp.                                                                               4,700              31,138
       *   Team, Inc.                                                                                    8,700             206,973
       *   TeamStaff, Inc.                                                                              11,000              13,750
           Tech/Ops Sevcon, Inc.                                                                           300               1,716
           Technology Research Corp.                                                                       543               1,993
           Tecumseh Products Co. Class A                                                                 5,624             125,528
       *   Teledyne Technologies, Inc.                                                                  38,900           1,273,586
       *   TeleTech Holdings, Inc.                                                                      96,285           1,196,823
           Tennant Co.                                                                                   9,300             436,356
       *   Terex Corp.                                                                                  40,708           2,508,427
       *   Tetra Tech, Inc.                                                                             49,042             765,055
       *   The Advisory Board Co.                                                                        2,000              96,640
           The Brink's Co.                                                                              23,118           1,067,127
       *   The Geo Group, Inc.                                                                          18,100             442,545
       *   The Lamson & Sessions Co.                                                                    21,700             520,366
           The Manitowoc Co., Inc.                                                                      16,600             831,660
       *   Thomas & Betts Corp.                                                                         26,600           1,065,064
       *   Timco Aviation Services, Inc.                                                                     1                   6
           Todd Shipyards Corp.                                                                          2,050              47,355
           Toro Co.                                                                                     35,200           1,414,688
       *   Transport Corporation of America, Inc.                                                        3,000              28,950
       *   Transtechnology Corp.                                                                         2,700              20,790
       *   TRC Companies, Inc.                                                                          18,900             218,673
           Tredegar Industries, Inc.                                                                    24,100             301,250
       *   Trex Co., Inc.                                                                               19,800             452,826
           Trinity Industries, Inc.                                                                     20,100             836,964
       *   Triumph Group, Inc.                                                                          23,400             888,030
       *   Tufco Technologies, Inc.                                                                      1,800              11,880
     * #   TurboChef Technologies, Inc.                                                                 25,846             339,616
           Twin Disc, Inc.                                                                                 800              33,600
       *   U.S. Home Systems, Inc.                                                                       9,600              63,840
       *   U.S. Xpress Enterprises, Inc. Class A                                                         2,900              44,080
           UAP Holding Corp.                                                                            46,800             888,264
       *   Ultralife Batteries, Inc.                                                                     4,000              52,080
           United Industrial Corp.                                                                       9,500             412,775
       *   United Rentals, Inc.                                                                         78,000           1,650,480
       *   United Stationers, Inc.                                                                      33,066           1,620,234
           Universal Forest Products, Inc.                                                              15,600             896,376
       *   UQM Technologies, Inc.                                                                       27,200             102,000
       *   URS Corp.                                                                                    36,600           1,541,592
     * #   US Airways Group, Inc.                                                                       23,075             775,089
     * #   US Airways Group, Inc. Class A                                                               31,500               5,040
       *   USA Truck, Inc.                                                                              11,200             303,520
       *   Valley National Gases, Inc.                                                                   1,100              20,240
           Valmont Industries, Inc.                                                                     22,400             747,488
       *   Valpey Fisher Corp.                                                                           1,300               4,238
       *   Versar, Inc.                                                                                  6,800              23,120
           Viad Corp.                                                                                   22,000             669,900
           Vicor Corp.                                                                                  31,000             503,130

       *   Volt Information Sciences, Inc.                                                              21,200             417,428
           Wabash National Corp.                                                                        22,900             454,565
           Wabtec Corp.                                                                                 29,694             766,996
       #   Walter Industries, Inc.                                                                      36,100           1,817,635
           Washington Group International, Inc.                                                         27,400           1,416,854
       *   Waste Connections, Inc.                                                                      37,400           1,303,016
           Waste Industries USA, Inc.                                                                   14,400             200,736
       *   Water Pik Technologies, Inc.                                                                 22,300             465,178
           Watsco, Inc. Class A                                                                         19,200           1,204,800
           Watson Wyatt & Co. Holdings                                                                  24,100             648,772
           Watts Water Technologies, Inc.                                                               16,400             473,796
           Werner Enterprises, Inc.                                                                     34,032             696,635
       *   WESCO International, Inc.                                                                    32,714           1,365,810
       *   West Corp.                                                                                    1,900              75,373
       *   Westaff, Inc.                                                                                10,800              50,328
       *   Willis Lease Finance Corp.                                                                    5,000              44,000
       *   Wolverine Tube, Inc.                                                                         24,900             128,484
           Woodward Governor Co.                                                                         8,600             702,362
           WSI Industries, Inc.                                                                            100                 341
       *   Xanser Corp.                                                                                 12,757              38,271
     * #   Yellow Roadway Corp.                                                                         26,809           1,262,972
           York International Corp.                                                                     18,000           1,013,220
                                                                                                                 -----------------
Total Industrials                                                                                                      200,241,952
                                                                                                                 -----------------
Health Care -- (12.3%)
     * #   aaiPharma, Inc.                                                                                  29                   7
       *   Abaxis, Inc.                                                                                 10,600             175,854
     * #   Abgenix, Inc.                                                                                32,700             448,317
       *   Abiomed, Inc.                                                                                32,800             286,672
       *   Acacia Research-CombiMatrix                                                                  28,706              48,800
       *   Acadia Pharmaceuticals, Inc.                                                                  4,000              35,080
       *   Accelr8 Technology Corp.                                                                         12                  36
       *   Accelrys, Inc.                                                                               40,500             328,050
       *   Acusphere, Inc.                                                                              26,539             130,041
       *   Adolor Corp.                                                                                 34,400             501,208
       *   Advanced Magnetics, Inc.                                                                      5,800              61,132
       *   Advanced Medical Optics, Inc.                                                                26,741           1,134,086
       *   ADVENTRX Pharmaceuticals, Inc.                                                               75,600             211,680
       *   Air Methods Corp.                                                                            20,500             308,525
     * #   Akorn, Inc.                                                                                  29,700             121,770
     * #   Aksys, Ltd.                                                                                  24,868              23,127
       *   Albany Molecular Research, Inc.                                                              38,698             473,664
       *   Alexion Pharmaceuticals, Inc.                                                                23,395             456,436
       *   Align Technology, Inc.                                                                       61,100             422,812
       *   Alkermes, Inc.                                                                               22,900             416,322
       *   Alliance Imaging, Inc.                                                                       53,000             294,680
       *   Allied Healthcare International, Inc.                                                        38,300             229,800
       *   Allied Healthcare Products, Inc.                                                              1,000               5,500
       *   Allos Therapeutics, Inc.                                                                     38,598              80,670
     * #   Allscripts Healthcare Solutions, Inc.                                                        47,388             634,999
       *   Alnylam Pharmaceuticals, Inc.                                                                 8,300             104,248
           Alpharma, Inc. Class A                                                                       25,800             681,636
       *   Amedisys, Inc.                                                                               19,300             856,534
       *   America Services Group, Inc.                                                                 14,900             257,025
       *   American Dental Partners, Inc.                                                                7,350             137,224

       *   American Healthways, Inc.                                                                    14,700             652,827
       *   American Medical Systems Holdings, Inc.                                                      56,100           1,032,240
       *   American Retirement Corp.                                                                    32,000             787,840
           American Shared Hospital Services                                                             1,300               8,450
       *   AMERIGROUP Corp.                                                                             23,200             432,912
       *   AMICAS, Inc.                                                                                 89,100             423,225
       *   AMN Healthcare Services, Inc.                                                                36,600             697,230
       *   Amsurg Corp.                                                                                 25,100             605,161
       *   Amylin Pharmaceuticals, Inc.                                                                 22,700             849,207
           Analogic Corp.                                                                               10,800             517,968
       *   Andrx Corp.                                                                                  63,193           1,124,203
       *   Angeion Corp.                                                                                    25                  65
       *   AngioDynamics, Inc.                                                                           1,455              29,988
       *   Anika Therapeutics, Inc.                                                                     12,748             150,554
     * #   Antigenics, Inc.                                                                             26,581             145,398
     * #   AP Pharma, Inc.                                                                              15,850              22,824
       *   Applera Corp. - Celera Genomics Group                                                        76,302             947,671
     * #   Applied Imaging Corp.                                                                           300                 276
       *   Apria Healthcare Group, Inc.                                                                 27,700             677,542
       *   Arena Pharmaceuticals, Inc.                                                                  56,936             613,770
       *   Ariad Pharmaceuticals, Inc.                                                                  49,800             307,266
       *   Arqule, Inc.                                                                                 65,787             455,904
       *   Array BioPharma, Inc.                                                                        56,937             382,617
       #   Arrhythmia Research Technology, Inc.                                                          1,000              10,050
           Arrow International, Inc.                                                                    24,500             730,835
       *   Arthrocare Corp.                                                                             16,839             644,092
       *   Aspect Medical Systems, Inc.                                                                 23,000             866,410
       *   AtheroGenics, Inc.                                                                           34,000             509,660
           Atrion Corp.                                                                                    721              47,406
       *   ATS Medical, Inc.                                                                            41,060             123,180
       *   Auxilium Pharmaceuticals, Inc.                                                                7,800              41,652
       *   AVANIR Pharmaceuticals Class A                                                               89,500             251,495
       *   Avant Immunotherapeutics, Inc.                                                               27,780              49,726
       *   AVI BioPharma, Inc.                                                                          62,230             209,093
       *   Avigen, Inc.                                                                                 27,533              82,599
       *   Bentley Pharmaceuticals, Inc.                                                                34,100             610,731
       *   Beverly Enterprises, Inc.                                                                   113,800           1,356,496
       *   Bioanalytical Systems, Inc.                                                                   2,100              11,067
       *   BioCryst Pharmaceuticals, Inc.                                                               35,200             571,648
       *   Bioenvision, Inc.                                                                            46,834             256,650
       *   Bio-Imaging Technologies, Inc.                                                               10,233              26,094
       #   BioLase Technology, Inc.                                                                      7,600              48,792
       *   Bio-Logic Systems Corp.                                                                       5,000              43,400
       *   BioMarin Pharmaceutical, Inc.                                                                68,100             663,294
       *   Bio-Rad Laboratories, Inc. Class A                                                           10,658             622,640
       *   Bio-Rad Laboratories, Inc. Class B                                                              400              22,718
       *   Bio-Reference Laboratories, Inc.                                                             16,700             302,938
       *   BioSante Pharmaceuticals, Inc.                                                               14,200              63,332
       *   BioScrip, Inc.                                                                               59,950             534,754
       *   Biosite, Inc.                                                                                13,500             796,230
       *   BioSphere Medical, Inc.                                                                      16,507              92,109
       *   Bioveris Corp.                                                                                1,200               5,712
       *   Bovie Medical Corp.                                                                             600               1,758
     * #   Bradley Pharmaceuticals, Inc.                                                                19,652             244,667
       *   Bruker BioSciences Corp.                                                                    123,109             611,852

       *   Caliper Life Sciences, Inc.                                                                  56,104             405,071
           Cambrex Corp.                                                                                25,300             456,665
       *   CancerVax Corp.                                                                              34,408              47,827
       *   Candela Corp.                                                                                36,000             518,400
       *   Cantel Medical Corp.                                                                         24,197             443,047
       *   Capital Senior Living Corp.                                                                  44,300             447,430
       *   Caraco Pharmaceutical Laboratories, Ltd.                                                     27,200             250,784
       *   Cardiac Science Corp.                                                                        14,272             133,871
       *   CardioDynamics International Corp.                                                              500                 520
       *   Cardiotech International, Inc.                                                               26,800              73,164
     * #   Cell Genesys, Inc.                                                                           47,384             275,775
     * #   Cell Therapeutics, Inc.                                                                      16,400              34,440
       *   Cellegy Pharmaceuticals, Inc.                                                                16,742              10,547
       *   Centene Corp.                                                                                22,500             540,225
       *   Cepheid, Inc.                                                                                30,950             340,140
     * #   Cerner Corp.                                                                                 18,300           1,764,120
       *   Cerus Corp.                                                                                  33,442             298,971
           Chemed Corp.                                                                                 17,000             861,900
       *   Cholestech Corp.                                                                             24,100             228,468
       *   Ciphergen Biosystems, Inc.                                                                   19,250              24,640
           Clinical Data, Inc.                                                                              87               1,870
           CNS, Inc.                                                                                    14,900             342,700
       *   Collagenex Pharmaceuticals, Inc.                                                             23,600             230,336
       *   Columbia Laboratories, Inc.                                                                  45,040             169,350
       *   Compex Technologies, Inc.                                                                    19,100             129,307
           Computer Programs & Systems, Inc.                                                             8,900             358,314
       *   Conceptus, Inc.                                                                              27,812             430,252
       *   Conmed Corp.                                                                                 27,750             626,872
       *   Connetics Corp.                                                                              23,200             307,632
       *   Conor Medsystems, Inc.                                                                        2,300              45,471
           Cooper Companies, Inc.                                                                       25,123           1,376,740
       *   Corcept Therapeutics, Inc.                                                                   26,500             120,310
       *   Corgentech, Inc.                                                                             29,016              66,156
       *   Cortech, Inc.                                                                                 1,100               3,135
     * #   Cortex Pharmaceuticals, Inc.                                                                 24,000              57,360
       *   Corvel Corp.                                                                                  6,900             111,780
       *   Cotherix, Inc.                                                                               14,500             179,945
       *   Covance, Inc.                                                                                29,000           1,378,660
       *   Coventry Health Care, Inc.                                                                    2,418             144,040
     * #   Critical Therapeutics, Inc.                                                                  44,250             286,298
       *   Criticare Systems, Inc.                                                                      16,900              79,430
       *   Cross Country Healthcare, Inc.                                                               47,352             875,065
       *   CryoLife, Inc.                                                                               36,350             138,130
       *   Cubist Pharmaceuticals, Inc.                                                                 35,100             793,611
       *   CuraGen Corp.                                                                                73,889             304,423
       *   Curis, Inc.                                                                                  71,900             281,129
       *   Cutera, Inc.                                                                                  4,600             182,068
       *   CV Therapeutics, Inc.                                                                        18,300             452,559
     * #   Cyberonics, Inc.                                                                             13,100             369,551
       *   Cypress Bioscience, Inc.                                                                     19,800             111,870
       *   Cytogen Corp.                                                                                12,431              37,915
           Datascope Corp.                                                                              15,400             540,540
       *   Daxor Corp.                                                                                   2,600              40,820
       *   Del Global Technologies Corp.                                                                   523               1,765
     * #   Dendreon Corp.                                                                               79,515             469,934

       *   Dendrite International, Inc.                                                                 49,100             925,044
       *   DepoMed, Inc.                                                                                47,678             286,545
       #   Diagnostic Products Corp.                                                                    13,000             592,150
       *   Digene Corp.                                                                                 16,100             441,462
       *   Dionex Corp.                                                                                 10,000             472,300
       *   Discovery Laboratories, Inc.                                                                 41,100             276,192
       *   Discovery Partners International, Inc.                                                       39,700              93,295
       *   Diversa Corp.                                                                                57,786             295,864
       *   DJ Orthopedics, Inc.                                                                         27,400             853,784
       *   DOV Pharmaceutical, Inc.                                                                     17,400             251,256
     * #   Durect Corp.                                                                                 55,898             292,906
       *   DUSA Pharmaceuticals, Inc.                                                                   25,250             251,995
       *   Dyax Corp.                                                                                   58,300             255,937
     * #   Dynacq Healthcare, Inc.                                                                       5,200              16,069
       *   Dynavax Technologies Corp.                                                                   35,478             158,941
       *   Eclipsys Corp.                                                                                1,600              28,688
       *   Elite Pharmaceuticals, Inc.                                                                  18,900              34,209
       *   Embrex, Inc.                                                                                 11,400             159,600
     * #   Emdeon Corp.                                                                                  6,500              49,725
       *   Emeritus Corp.                                                                                3,514              68,207
       *   Emisphere Technologies, Inc.                                                                 22,868             107,251
       *   Encision, Inc.                                                                                2,100               6,195
       *   Encore Medical Corp.                                                                         76,474             403,783
       *   Encysive Pharmaceuticals, Inc.                                                               51,100             581,007
       *   Endo Pharmaceuticals Holdings, Inc.                                                          20,100             601,392
       *   Endologix, Inc.                                                                              40,200             246,828
       *   Enpath Medical, Inc.                                                                          7,106              55,935
     * #   Entremed, Inc.                                                                               58,200             125,130
       *   Enzo Biochem, Inc.                                                                           33,590             458,168
       *   Enzon Pharmaceuticals, Inc.                                                                   1,700              11,543
       *   EP Medsystems, Inc.                                                                           1,200               3,144
       *   EPIX Pharmaceuticals, Inc.                                                                   18,600              91,698
       *   eResearch Technology, Inc.                                                                   37,050             479,427
       *   Exact Sciences Corp.                                                                         31,506              45,999
       *   Exactech, Inc.                                                                                3,000              38,640
       *   Exelixis, Inc.                                                                               65,842             532,003
       *   E-Z-EM, Inc.                                                                                  4,600              96,278
       *   First Horizon Pharmaceutical Corp.                                                           47,500             836,950
       *   Five Star Quality Care, Inc.                                                                 26,500             192,390
       *   Gene Logic, Inc.                                                                             55,853             201,071
       *   Genesis HealthCare Corp.                                                                     23,356             982,120
       *   Gentiva Health Services, Inc.                                                                33,326             546,880
       *   GenVec, Inc.                                                                                 31,992              52,787
     * #   Geron Corp.                                                                                  70,700             634,886
       *   Greatbatch, Inc.                                                                             31,700             918,666
       *   GTx, Inc.                                                                                     9,600              75,168
       *   Haemonetics Corp.                                                                            21,500           1,099,295
       *   Hanger Orthopedic Group, Inc.                                                                38,820             245,731
       *   Harvard Bioscience, Inc.                                                                     44,785             172,422
       *   HealthExtras, Inc.                                                                           32,900             744,198
       *   HealthTronics Surgical Services, Inc.                                                        47,007             345,031
     * #   Hemispherx Biopharma, Inc.                                                                   49,185             122,471
       *   Hi-Tech Pharmacal Co., Inc.                                                                  12,550             479,536
       *   HMS Holdings Corp.                                                                           34,940             263,797
       *   Hollis-Eden Pharmaceuticals, Inc.                                                            22,680             121,565

       *   Hologic, Inc.                                                                                21,123           1,501,212
           Hooper Holmes, Inc.                                                                          50,200             146,584
       *   Horizon Health Corp.                                                                         12,700             294,894
       *   Human Genome Sciences, Inc.                                                                  92,746             857,901
       *   Hythiam, Inc.                                                                                 2,300              11,822
       *   Icagen, Inc.                                                                                  2,600              16,380
       *   ICOS Corp.                                                                                   19,924             567,635
       *   ICU Medical, Inc.                                                                            17,250             620,655
       *   IDEXX Laboratories, Inc.                                                                     16,900           1,209,195
       *   IDX Systems Corp.                                                                            22,338             975,500
       *   I-Flow Corp.                                                                                 18,000             235,980
       *   Illumina, Inc.                                                                               38,057             599,398
     * #   Immtech International, Inc.                                                                  11,500              91,425
       *   Immucor, Inc.                                                                                29,643             734,257
       *   Immunicon Corp.                                                                               6,400              26,688
       *   ImmunoGen, Inc.                                                                              68,261             377,483
     * #   Immunomedics, Inc.                                                                           10,800              21,924
       *   IMPATH Bankruptcy Liquidating Trust                                                          14,800              31,080
       *   Impax Laboratories, Inc.                                                                     13,300             132,269
     * #   Implant Sciences Corp.                                                                       18,100              73,667
       *   Incyte Corp.                                                                                 59,100             328,596
       *   Indevus Pharmaceuticals, Inc.                                                                34,137             136,889
       *   Inhibitex, Inc.                                                                              12,800             117,248
     * #   Inovio Biomedical Corp.                                                                       9,500              21,945
       *   Inspire Pharmaceuticals, Inc.                                                                31,300             226,612
       *   Integra LifeSciences Holdings                                                                19,700             719,838
       *   IntegraMed America, Inc.                                                                      1,790              19,547
       *   Intermagnetics General Corp.                                                                 24,578             821,888
       *   InterMune, Inc.                                                                              29,109             420,625
     * #   Interpharm Holdings, Inc.                                                                     3,400               4,726
       *   IntraBiotics Pharmaceuticals, Inc.                                                            9,000              33,075
       *   IntraLase Corp.                                                                               5,300              91,743
     * #   Introgen Therapeutics, Inc.                                                                  28,400             175,512
       *   Intuitive Surgical, Inc.                                                                     20,174           2,253,839
           Invacare Corp.                                                                               19,300             659,288
       *   Inverness Medical Innovations, Inc.                                                           3,218              77,232
       *   Iomed, Inc.                                                                                   1,800               5,148
       *   Iridex Corp.                                                                                  5,500              39,654
       *   IRIS International, Inc.                                                                     18,400             453,928
       *   Isis Pharmaceuticals, Inc.                                                                   53,800             272,766
       *   Ista Pharmaceuticals, Inc.                                                                   27,779             191,953
       *   I-Trax, Inc.                                                                                  3,000               5,700
       *   IVAX Diagnostics, Inc.                                                                       20,400              75,480
       *   Kendle International, Inc.                                                                   22,200             530,580
       *   Kensey Nash Corp.                                                                            14,200             325,038
       *   Keryx Biopharmaceuticals, Inc.                                                               31,700             440,313
           Kewaunee Scientific Corp.                                                                       300               2,766
     * #   Kindred Healthcare, Inc.                                                                     35,600             985,408
       *   Kos Pharmaceuticals, Inc.                                                                    21,770           1,449,447
       *   Kosan Biosciences, Inc.                                                                      44,298             320,718
       *   K-V Pharmaceutical Co. Class A                                                               22,400             443,520
       *   K-V Pharmaceutical Co. Class B                                                                6,125             122,500
       *   Kyphon, Inc.                                                                                 13,200             560,868
       *   Lannet Co., Inc.                                                                             30,670             209,169
     * #   Laserscope                                                                                   14,000             301,280

           LCA-Vision, Inc.                                                                             17,400             830,502
       *   Lexicon Genetics, Inc.                                                                       50,373             190,410
       *   Lifecell Corp.                                                                               33,500             615,730
       *   Lifecore Biomedical, Inc.                                                                    21,500             322,070
       *   Lifeline Systems, Inc.                                                                        9,000             319,770
       *   LifePoint Hospitals, Inc.                                                                     3,320             126,326
     * #   Ligand Pharmaceuticals, Inc. Class B                                                         11,500             127,506
     * #   Lipid Sciences, Inc.                                                                         19,900              54,725
       *   Luminex Corp.                                                                                31,509             330,214
       *   Magellan Health Services, Inc.                                                               32,608             952,806
       *   Mannkind Corp.                                                                                2,900              37,613
     * #   Martek Biosciences Corp.                                                                     20,400             534,684
       *   Matria Healthcare, Inc.                                                                      24,599             834,644
       *   Matrixx Initiatives, Inc.                                                                    16,000             348,160
       *   Maxim Pharmaceuticals, Inc.                                                                  12,868              15,828
       *   Maxygen, Inc.                                                                                40,307             297,466
       *   Medarex, Inc.                                                                                71,300             745,798
       *   MedCath Corp.                                                                                24,477             475,833
       *   Medco Health Solutions, Inc.                                                                  9,195             493,312
       *   Medical Action Industries, Inc.                                                              17,147             323,564
       *   Medical Staffing Network Holdings, Inc.                                                      48,700             268,824
           Medicis Pharmaceutical Corp. Class A                                                         15,200             485,032
       *   MEDTOX Scientific, Inc.                                                                       5,184              38,932
     * #   Memory Pharmaceuticals Corp.                                                                  3,230               6,848
       *   Memry Corp.                                                                                  40,700              78,551
       #   Mentor Corp.                                                                                 23,400           1,140,516
       *   Merge Technologies, Inc.                                                                     27,037             771,636
           Meridian Bioscience, Inc.                                                                    21,480             401,032
       *   Merit Medical Systems, Inc.                                                                  28,511             364,941
       *   Metabasis Therapeutics, Inc.                                                                  4,300              24,940
       *   Metropolitan Health Networks, Inc.                                                           55,100             130,587
       *   MGI Pharma, Inc.                                                                             22,400             442,176
       *   Micro Therapeutics, Inc.                                                                     61,015             379,513
     * #   MicroIslet, Inc.                                                                             24,000              41,760
       *   Microtek Medical Holdings, Inc.                                                              68,000             252,280
       *   Milestone Scientific, Inc.                                                                    3,200               4,000
       *   Molecular Devices Corp.                                                                      25,700             690,045
       *   Molina Healthcare, Inc.                                                                      10,100             269,670
       *   Momenta Pharmaceutical, Inc.                                                                  5,600             123,760
       *   Monogram Biosciences, Inc.                                                                  113,238             202,696
       *   MTS Medication Technologies                                                                   2,800              17,080
       *   Myogen, Inc.                                                                                 22,112             480,715
       *   Myriad Genetics, Inc.                                                                        33,500             643,535
       *   Nabi Biopharmaceuticals                                                                      51,717             166,012
     * #   Nanogen, Inc.                                                                                68,400             192,888
       *   Nastech Pharmaceutical Co., Inc.                                                             23,600             337,480
       *   National Dentex Corp.                                                                         3,900              78,730
           National Healthcare Corp.                                                                       400              15,012
           National Home Health Care Corp.                                                               3,097              30,567
       *   National Medical Health Card Systems, Inc.                                                    5,500             152,130
           National Research Corp.                                                                       2,900              47,850
       *   Natus Medical, Inc.                                                                          26,100             431,694
           NDCHealth Corp.                                                                              30,800             580,272
       *   Nektar Therapeutics                                                                          60,222           1,012,934
       *   Neogen Corp.                                                                                  9,536             191,559

       *   Neopharm, Inc.                                                                               29,321             276,790
       *   Neose Technologies, Inc.                                                                     35,799              62,648
       *   Neurocrine Biosciences, Inc.                                                                  9,405             559,786
       *   Neurogen Corp.                                                                               56,234             418,381
       *   Neurometric, Inc.                                                                               700              21,763
       *   New Brunswick Scientific Co., Inc.                                                            3,751              24,306
       *   New River Pharmaceuticals, Inc.                                                               2,000              94,500
     * #   NitroMed, Inc.                                                                                7,600             123,424
       *   NMT Medical, Inc.                                                                            18,100             334,307
       *   North American Scientific, Inc.                                                               6,900              16,146
     * #   Northfield Laboratories, Inc.                                                                24,287             311,359
       *   NovaMed, Inc.                                                                                38,285             261,869
     * #   Novavax, Inc.                                                                                49,133             170,492
       *   Noven Pharmaceuticals, Inc.                                                                  26,000             351,260
       *   NPS Pharmaceuticals, Inc.                                                                    25,600             296,704
       *   Nutraceutical International Corp.                                                            20,300             261,058
       *   NuVasive, Inc.                                                                               20,100             345,720
       *   Nuvelo, Inc.                                                                                 47,713             415,580
           NWH, Inc.                                                                                     3,200              42,672
       *   Occulogix, Inc.                                                                               1,900              14,573
       *   Odyssey Healthcare, Inc.                                                                     34,587             640,551
       *   Omnicell, Inc.                                                                               31,022             309,600
       *   Onyx Pharmaceuticals, Inc.                                                                   15,500             391,065
           Option Care, Inc.                                                                            34,912             437,447
       *   OraSure Technologies, Inc.                                                                   37,600             509,856
       *   Orchid Cellmark, Inc.                                                                        27,560             185,203
       *   Orthologic Corp.                                                                             56,900             236,135
       *   Oscient Pharmaceutical Corp.                                                                104,400             203,580
       *   OSI Pharmaceuticals, Inc.                                                                     9,000             218,250
       *   Osteotech, Inc.                                                                              24,586              88,510
           Owens & Minor, Inc.                                                                          29,500             836,620
       *   Oxigene, Inc.                                                                                32,900             156,604
       *   PacifiCare Health Systems, Inc.                                                              16,700           1,436,868
       *   Pain Therapeutics, Inc.                                                                      58,586             423,577
     * #   PainCare Holdings, Inc.                                                                      85,000             315,350
     * #   Palatin Technologies, Inc.                                                                   35,500             127,090
       *   Palomar Medical Technologies, Inc.                                                           13,300             452,599
       *   Panacos Pharmaceuticals, Inc.                                                                40,876             323,329
       *   Par Pharmaceutical Companies, Inc.                                                           22,988             611,711
       *   Parexel International Corp.                                                                  34,700             713,779
       *   PDI, Inc.                                                                                    21,066             263,746
       *   Pediatric Services of America, Inc.                                                          13,400             217,348
       *   Pediatrix Medical Group, Inc.                                                                16,700           1,412,152
       *   Penwest Pharmaceuticals Co.                                                                  24,033             407,359
           Perrigo Co.                                                                                  50,000             725,000
       *   Per-Se Technologies, Inc.                                                                    26,033             595,635
           Pharmaceutical Products Development Service, Inc.                                            15,000             874,350
       *   Pharmacopia Drug Discovery, Inc.                                                             13,750              43,450
       *   Pharmacyclics, Inc.                                                                          36,900             274,167
       *   Pharmion Corp.                                                                               22,600             392,562
       *   PhotoMedex, Inc.                                                                             50,700              80,106
           PolyMedica Corp.                                                                             18,300             694,668
       *   Possis Medical, Inc.                                                                         26,500             265,000
       *   Pozen, Inc.                                                                                  29,600             301,032
       *   Progenics Pharmaceuticals, Inc.                                                              20,152             533,423

     * #   Protein Design Labs, Inc.                                                                    43,100           1,200,335
       *   ProxyMed, Inc.                                                                                5,305              24,138
       *   PSS World Medical, Inc.                                                                      64,871           1,068,425
       *   Psychiatric Solutions, Inc.                                                                  12,300             693,966
       *   QuadraMed Corp.                                                                              18,800              26,320
       *   Quidel Corp.                                                                                 46,800             653,328
     * #   Quigley Corp.                                                                                10,200             143,820
       *   Radiation Therapy Services, Inc.                                                             14,784             560,905
       *   Radiologix, Inc.                                                                             32,700             101,370
       *   Regeneration Technologies, Inc.                                                              44,819             367,964
       *   Regeneron Pharmaceuticals, Inc.                                                              67,075             749,228
       *   RegeneRx Biopharmaceuticals, Inc.                                                            17,700              58,410
       *   RehabCare Group, Inc.                                                                        22,800             441,408
       *   Renal Care Group, Inc.                                                                        7,050             330,998
       *   Renovis, Inc.                                                                                14,199             225,196
       *   Repligen Corp.                                                                               43,315             128,212
       *   Res-Care, Inc.                                                                               37,749             653,435
       *   ResMed, Inc.                                                                                  5,000             204,000
       *   Respironics, Inc.                                                                            23,434             906,427
       *   Retractable Technologies, Inc.                                                                2,900              12,122
       *   Rigel Pharmaceuticals, Inc.                                                                  21,300             466,896
       *   Rita Medical Systems, Inc.                                                                   70,300             288,933
       *   Rochester Medical Corp.                                                                       2,400              22,776
       *   Sangamo BioSciences, Inc.                                                                    38,468             151,949
       *   Santarus, Inc.                                                                               28,900             173,400
       *   Savient Pharmaceuticals, Inc.                                                                38,100             142,494
     * #   Schein (Henry), Inc.                                                                         13,010             554,877
       *   Schick Technologies, Inc.                                                                       500              14,755
       *   SciClone Pharmaceuticals, Inc.                                                               65,253             255,792
       *   Seattle Genetics, Inc.                                                                       57,400             285,278
       *   Senesco Technologies, Inc.                                                                    9,100              14,560
       *   Senomyx, Inc.                                                                                24,850             316,589
       *   SeraCare Life Sciences, Inc.                                                                 11,080             242,984
       *   Serologicals Corp.                                                                           30,900             620,472
     * #   SFBC International, Inc.                                                                     17,050             359,585
       *   Sierra Health Services, Inc.                                                                 19,500           1,525,290
     * #   Sirna Therapeutics, Inc.                                                                     69,502             246,732
       *   Sonic Innovations, Inc.                                                                      32,535             118,753
       *   SonoSite, Inc.                                                                               19,400             728,664
       *   Sonus Pharmaceuticals, Inc.                                                                  31,600             138,724
           Span-American Medical System, Inc.                                                              200               2,070
       *   Specialty Laboratories, Inc.                                                                 38,300             504,411
       *   Spectranetics Corp.                                                                          28,200             310,200
     * #   Spectrum Pharmaceuticals, Inc.                                                               23,000              95,220
       *   SRI/Surgical Express, Inc.                                                                    2,900              17,618
       *   Staar Surgical Co.                                                                           43,079             245,550
       *   Stereotaxis, Inc.                                                                             8,800              62,128
           Steris Corp.                                                                                 39,700             997,264
       *   Stratagene Corp.                                                                              2,093              21,558
       *   Strategic Diagnostics, Inc.                                                                  35,800             118,140
       *   Sun Healthcare Group, Inc.                                                                   18,400             134,688
       *   Sunrise Senior Living, Inc.                                                                  41,700           1,392,780
     * #   SuperGen, Inc.                                                                               65,365             366,044
       *   SurModics, Inc.                                                                              13,500             529,335
       *   Sybron Dental Specialties, Inc.                                                              21,400             936,036

       *   Symbion, Inc.                                                                                31,787             851,574
       *   Symmetry Medical, Inc.                                                                       37,300             685,201
       *   Synovis Life Technologies, Inc.                                                              19,200             156,288
       *   Tanox, Inc.                                                                                  58,000             963,380
       *   Techne Corp.                                                                                 14,000             773,640
       *   Telik, Inc.                                                                                  29,200             489,976
       *   The Medicines Co.                                                                            23,500             429,345
       *   Theragenics Corp.                                                                            34,000             103,360
       *   Third Wave Technologies, Inc.                                                                53,862             147,582
       *   Thoratec Corp.                                                                               47,758             976,651
       *   Threshold Pharmaceuticals, Inc.                                                               6,300              84,483
       *   Titan Pharmaceuticals, Inc.                                                                  38,366              57,933
       *   Triad Hospitals, Inc.                                                                         3,596             153,405
       *   Trimeris, Inc.                                                                               23,517             257,276
       *   TriPath Imaging, Inc.                                                                        43,592             268,527
       *   Tripos, Inc.                                                                                  7,234              22,064
       *   TriZetto Group, Inc.                                                                         45,000             731,250
       *   U.S. Physical Therapy, Inc.                                                                  17,500             346,325
       *   United Surgical Partners International, Inc.                                                 33,000           1,145,430
       *   United Therapeutics Corp.                                                                    17,862           1,275,883
       *   Urologix, Inc.                                                                               23,612             102,476
       #   Utah Medical Products, Inc.                                                                   2,000              57,960
           Valeant Pharmaceuticals International                                                        14,800             243,904
       *   Varian, Inc.                                                                                 30,700           1,288,172
     * #   Vascular Solutions, Inc.                                                                     14,600             124,684
     * #   Vaxgen, Inc.                                                                                 15,000             132,206
       *   VCA Antech, Inc.                                                                             12,880             360,125
       *   Ventana Medical Systems, Inc.                                                                14,400             554,544
       *   Ventiv Health, Inc.                                                                          31,200             769,392
       *   Vertex Pharmaceuticals, Inc.                                                                 30,400             775,200
       *   Viasys Healthcare, Inc.                                                                      31,360             856,128
       *   Vical, Inc.                                                                                  30,168             155,365
       *   Virbac Corp.                                                                                  9,500              37,003
       *   ViroPharma, Inc.                                                                             28,996             506,560
       *   VistaCare, Inc.                                                                              13,412             185,086
       *   Vital Images, Inc.                                                                           16,050             427,572
           Vital Signs, Inc.                                                                            13,287             634,189
       *   Vivus, Inc.                                                                                  67,132             220,193
           West Pharmaceutical Services, Inc.                                                           20,600             514,382
       *   Wright Medical Group, Inc.                                                                   28,100             544,859
           Young Innovations, Inc.                                                                       4,500             163,980
       *   Zevex International, Inc.                                                                       600               7,866
       *   Zila, Inc.                                                                                   65,169             218,316
       *   Zoll Medical Corp.                                                                           15,700             408,357
       *   Zymogenetics, Inc.                                                                           37,300             598,665
                                                                                                                 -----------------
Total Health Care                                                                                                      166,813,365
                                                                                                                 -----------------
Financials -- (10.9%)
           1st Source Corp.                                                                             19,279             487,180
           1st State Bancorp, Inc.                                                                       1,400              50,925
           21st Century Insurance Group                                                                 45,800             783,180
           ABC Bancorp                                                                                   9,012             181,321
     * #   Accredited Home Lenders Holding Co.                                                          21,800             944,376
       *   ACE Cash Express, Inc.                                                                       18,618             443,667
           Advanta Corp. Class A                                                                        10,000             306,300

           Advanta Corp. Class B Non-Voting                                                             11,800             382,084
       *   Aether Holdings, Inc.                                                                        69,057             240,318
     * #   Affiliated Managers Group, Inc.                                                              16,500           1,300,860
           Alabama National Bancorporation                                                              12,939             857,856
           Alfa Corp.                                                                                   53,548             933,342
           Allmerica Financial Corp.                                                                    34,300           1,370,285
           Amcore Financial, Inc.                                                                       18,661             583,529
           Amegy Bancorporation, Inc.                                                                   47,100           1,124,748
           American Equity Investment Life Holding Co.                                                  24,800             291,648
       *   American Independence Corp.                                                                   5,224              56,628
       *   American Physicians Capital, Inc.                                                            12,500             568,125
           American Physicians Services Group, Inc.                                                        500               5,973
       *   American West Bancorporation                                                                  6,541             150,770
       *   AmeriCredit Corp.                                                                           110,000           2,728,000
       *   AmeriServe Financial, Inc.                                                                   27,110             130,128
           AmerUs Group Co.                                                                              5,800             340,634
           Anchor Bancorp Wisconsin, Inc.                                                               18,709             578,108
       *   Arch Capital Group, Ltd.                                                                        100               5,246
       *   Argonaut Group, Inc.                                                                         37,231           1,183,946
           Arrow Financial Corp.                                                                         2,192              61,705
           Associated Banc-Corp                                                                          5,712             187,239
       #   ASTA Funding, Inc.                                                                           14,300             354,354
       *   Atlantic American Corp.                                                                       5,300              13,589
       *   Atlantic Coast Federal Corp.                                                                  2,800              40,768
           Baldwin & Lyons, Inc. Class A                                                                   250               6,440
           Baldwin & Lyons, Inc. Class B                                                                10,075             252,580
           BancFirst Corp.                                                                               3,200             255,072
       *   Bancinsurance Corp.                                                                           2,600               9,750
           BancorpSouth, Inc.                                                                           28,050             637,015
       *   Bancshares of Florida, Inc.                                                                   9,996             219,612
           Bank of Granite Corp.                                                                         8,525             163,680
       #   Bank of The Ozarks, Inc.                                                                     14,241             528,341
           BankAtlantic Bancorp, Inc. Class A                                                           24,100             335,954
           BankUnited Financial Corp. Class A                                                           25,159             641,303
           Banner Corp.                                                                                 11,210             353,563
           Bay View Capital Corp.                                                                        2,237              37,514
           Berkley (W.R.) Corp.                                                                         22,138           1,032,074
           Berkshire Hills Bancorp, Inc.                                                                 1,900              61,921
           Beverly Hills Bancorp, Inc.                                                                  11,711             114,416
       *   BFC Financial Corp.                                                                          22,605             128,170
       *   BNCCORP, Inc.                                                                                 1,000              12,940
       *   BNS Holding, Inc. Class A                                                                     1,280               8,160
           BOK Financial Corp.                                                                           1,621              77,111
           Boston Private Financial Holdings, Inc.                                                      20,100             623,100
           Bristol West Holdings, Inc.                                                                  33,300             617,049
           Brooke Corp.                                                                                     96               1,368
           Brookline Bancorp, Inc.                                                                      34,768             488,838
           Brown & Brown, Inc.                                                                          28,200             822,876
           California First National Bancorp                                                             3,400              44,251
           Camco Financial Corp.                                                                         1,400              19,810
           Camden National Corp.                                                                         3,600             128,484
           Capital Corp. of the West                                                                    10,857             375,218
       *   Capital Crossing Bank                                                                         8,000             262,320
           Capital Properties, Inc.                                                                        550              14,712
           Capital Title Group, Inc.                                                                    13,700              84,666

           Capitol Bancorp, Ltd.                                                                         1,700              63,512
           Cardinal Financial Corp.                                                                     42,930             470,083
           Cash America International, Inc.                                                             30,900             699,885
           Cathay General Bancorp                                                                       16,668             633,384
           Center Bancorp, Inc.                                                                            300               3,264
           Center Financial Corp.                                                                       10,400             261,040
           Central Bancorp, Inc.                                                                           300               8,403
       *   Central Coast Bancorp                                                                         3,661              90,134
           Central Pacific Financial Corp.                                                              19,100             699,060
       *   Ceres Group, Inc.                                                                            58,116             290,580
           CFS Bancorp, Inc.                                                                             8,800             122,584
           Charter Financial Corp.                                                                       1,500              52,590
           Chemical Financial Corp.                                                                     15,105             488,194
           Chittenden Corp.                                                                             35,045           1,043,290
           Citizens Banking Corp.                                                                       29,916             885,214
           Citizens First Bancorp, Inc.                                                                  5,500             124,355
           Citizens South Banking Corp.                                                                  2,500              30,427
     * #   Citizens, Inc.                                                                               63,785             339,336
           City Holding Co.                                                                             19,200             700,416
           City National Corp.                                                                             153              11,174
           Clark, Inc.                                                                                  27,448             387,840
       *   CNA Surety Corp.                                                                             56,469             834,047
       #   CNB Financial Corp.                                                                           2,500              36,900
           CoBiz, Inc.                                                                                   2,475              47,074
           Cohen & Steers, Inc.                                                                          3,400              62,186
           Columbia Banking System, Inc.                                                                16,509             476,285
           Comm Bancorp, Inc.                                                                            1,000              41,425
           Commerce Group, Inc.                                                                          2,600             150,956
           Commercial Bancshares, Inc.                                                                     781              29,569
           Commercial Capital Bancorp, Inc.                                                             21,846             364,391
           Commercial Federal Corp.                                                                     15,400             530,376
       #   Commercial National Financial Corp.                                                             600              11,400
           Community Bancorp, Inc.                                                                         210               7,203
           Community Bank System, Inc.                                                                  20,700             495,351
           Community Trust Bancorp, Inc.                                                                 3,606             118,637
           Community West Bancshares                                                                     2,300              32,522
     * #   CompuCredit Corp.                                                                            44,400           1,734,708
           Consolidated-Tokoma Land Co.                                                                  1,600             103,024
       *   Consumer Portfolio Services, Inc.                                                            15,600              90,168
           Corus Bankshares, Inc.                                                                       15,210             894,044
       *   Covanta Holding Corp.                                                                        48,890             637,526
       *   Credit Acceptance Corp.                                                                      40,300             636,740
           CVB Financial Corp.                                                                          38,411             773,598
       *   Dearborn Bancorp, Inc.                                                                        1,473              35,503
           Delphi Financial Group, Inc. Class A                                                         13,950             660,951
           Delta Financial Corp.                                                                        15,571             124,412
           Dime Community Bancshares                                                                    40,475             599,435
           Donegal Group, Inc. Class A                                                                  12,221             296,115
           Donegal Group, Inc. Class B                                                                     444              10,652
       #   Downey Financial Corp.                                                                        9,800             634,060
           East West Bancorp, Inc.                                                                      22,800             862,752
           EFC Bancorp, Inc.                                                                               900              30,735
           EMC Insurance Group, Inc.                                                                     1,400              27,384
       *   Encore Capital Group, Inc.                                                                   30,500             499,590
       *   Epoch Holding Corp.                                                                           2,900              19,575

           ESB Financial Corp.                                                                           2,937              36,331
       *   eSpeed, Inc.                                                                                 27,900             239,103
       *   EZCORP, Inc. Class A Non-Voting                                                               1,000              15,050
       #   F.N.B. Corp.                                                                                 31,872             584,214
           FBL Financial Group, Inc. Class A                                                            15,700             492,195
           Federal Agriculture Mortgage Corporation                                                     17,600             490,512
           Fidelity Bancorp, Inc.                                                                          292               5,840
           Fidelity Bankshares, Inc.                                                                    20,474             638,584
           Fidelity Southern Corp.                                                                       3,275              57,509
           Financial Federal Corp.                                                                      23,600             953,912
       *   Financial Industries Corp.                                                                   10,541              83,801
       *   Firebrand Financial Group, Inc.                                                               1,700                 144
       *   First Acceptance Corp.                                                                       68,400             694,944
           First Albany Companies, Inc.                                                                  9,783              66,427
           First American Corp.                                                                          7,600             357,580
           First Bancorp                                                                                 1,277              28,132
       *   First Bank of Delaware                                                                        2,750               8,910
           First Busey Corp.                                                                             4,758             100,013
       *   First Cash Financial Services, Inc.                                                          21,600             626,400
           First Charter Corp.                                                                          22,800             570,912
           First Commonwealth Financial Corp.                                                           50,253             677,913
           First Community Bancorp                                                                      11,945             618,273
           First Community Bancshares, Inc.                                                             11,503             355,213
           First Defiance Financial Corp.                                                                  700              19,586
           First Federal Bancshares of Arkansas, Inc.                                                    2,400              60,000
           First Federal Bankshares, Inc.                                                                  200               3,978
           First Financial Bancorp                                                                      32,062             617,193
           First Financial Bankshares, Inc.                                                              3,333             123,954
           First Financial Corp.                                                                         4,821             131,999
           First Financial Holdings, Inc.                                                               13,297             406,090
           First Financial Service Corp.                                                                   242               6,806
           First Indiana Corp.                                                                          14,006             489,510
       *   First Investors Financial Services Group, Inc.                                                  400               2,488
           First Keystone Financial, Inc.                                                                  200               4,035
       *   First Mariner Bancorp, Inc.                                                                   2,700              47,844
           First Merchants Corp.                                                                        16,662             431,046
           First Midwest Bancorp, Inc.                                                                  14,722             551,044
           First Mutual Bancshares, Inc.                                                                    92               2,446
       #   First Niagara Financial Group, Inc.                                                          57,653             835,392
           First Oak Brook Bancshares, Inc.                                                              7,650             211,599
           First PacTrust Bancorp, Inc.                                                                  1,300              36,075
           First Place Financial Corp.                                                                  13,767             328,481
       *   First Regional Bancorp                                                                        1,510             107,452
           First Republic Bank                                                                          19,275             747,292
           First State Bancorporation                                                                   16,322             403,806
           First United Corp.                                                                              800              16,102
           First West Virginia Bancorp, Inc.                                                               400               7,080
           Firstbank Corp.                                                                                 100               2,405
           FirstBank NW Corp.                                                                              545              16,268
       *   FirstCity Financial Corp.                                                                    19,042             220,126
     * #   FirstFed Financial Corp.                                                                     17,200             900,248
           Flag Financial Corp.                                                                          1,500              24,150
           Flagstar Bancorp, Inc.                                                                       27,650             416,685
           Flushing Financial Corp.                                                                     18,750             315,000
       #   FNB Corp. NC                                                                                  1,400              25,382

           FNB Corp. VA                                                                                    439              13,543
           FNB Financial Services Corp.                                                                  1,593              25,074
           Foothill Independent Bancorp                                                                  2,182              52,281
       *   FPIC Insurance Group, Inc.                                                                   16,002             606,156
       *   Franklin Bank Corp.                                                                          36,200             669,700
           Fremont General Corp.                                                                        38,500             901,285
           Frontier Financial Corp.                                                                     18,187             588,895
           Fulton Financial Corp.                                                                        2,090              36,324
           GAMCO Investors, Inc.                                                                         5,800             262,740
           Gateway Financial Holdings, Inc.                                                              6,650             114,912
           GB & T Bancshares, Inc.                                                                         300               6,753
           German American Bancorp                                                                       2,099              28,316
           Glacier Bancorp, Inc.                                                                        20,837             685,954
           Gold Banc Corporation, Inc.                                                                  31,900             577,390
           Great American Financial Resources, Inc.                                                      8,800             177,144
           Great Southern Bancorp, Inc.                                                                  2,100              63,861
       *   Greater Atlantic Financial Corp.                                                              1,300               6,662
           Greater Bay Bancorp                                                                          35,774             953,019
           Greater Community Bancorp                                                                     2,205              32,524
           Greene County Bancshares, Inc.                                                                  455              12,685
       *   Grubb & Ellis Co.                                                                             5,100              36,210
           GS Financial Corp.                                                                              400               6,110
           Guaranty Federal Bancshares, Inc.                                                             1,000              28,250
           Hancock Holding Co.                                                                          22,769             876,151
           Hanmi Financial Corp.                                                                        37,600             700,488
           Harbor Florida Bancshares, Inc.                                                              22,100             832,286
           Harleysville Group, Inc.                                                                     18,500             505,235
           Harleysville National Corp.                                                                  29,150             615,648
       #   HCC Insurance Holdings, Inc.                                                                 18,450             563,647
           Heartland Financial USA, Inc.                                                                 8,466             173,045
           Heritage Commerce Corp.                                                                       4,700             103,212
           Heritage Financial Corp.                                                                      1,088              26,101
           HF Financial Corp.                                                                              770              14,676
           Hilb Rogal Hamilton Co.                                                                      22,500             877,050
           HMN Financial, Inc.                                                                           3,600             106,520
       *   Hoenig Group Escrow Shares                                                                    3,200                   0
           Home Federal Bancorp                                                                            900              22,851
           HopFed Bancorp, Inc.                                                                            500               7,870
           Horace Mann Educators Corp.                                                                  27,400             518,956
           Horizon Financial Corp.                                                                       7,497             169,807
           Hudson United Bancorp                                                                        18,600             783,060
           IBERIABANK Corp.                                                                             10,125             555,964
           Independence Community Bank Corp.                                                            34,971           1,386,250
           Independence Holding Co.                                                                      1,584              28,496
           Independent Bank Corp. MA                                                                    16,400             479,372
           Independent Bank Corp. MI                                                                    20,796             606,619
           Infinity Property & Casualty Corp.                                                           11,600             428,620
           Integra Bank Corp.                                                                           16,976             364,135
           Interchange Financial Services Corp.                                                          3,987              71,726
       *   Investment Technology Group, Inc.                                                            41,000           1,594,490
           Irwin Financial Corp.                                                                        25,300             572,286
       *   ITLA Capital Corp.                                                                            3,300             173,085
       #   Jefferies Group, Inc.                                                                        24,600           1,082,646
           Jones Lang LaSalle, Inc.                                                                     23,100           1,154,538
       *   Kennedy-Wilson, Inc.                                                                          2,800              40,530

           K-Fed Bancorp                                                                                 2,200              26,884
           KNBT Bancorp, Inc.                                                                            2,285              37,451
       *   Knight Capital Group, Inc.                                                                   90,500             915,860
     * #   LaBranche & Co., Inc.                                                                         5,300              56,604
           Lakeland Bancorp, Inc.                                                                           93               1,409
           LandAmerica Financial Group, Inc.                                                            11,300             731,675
           Landmark Bancorp, Inc.                                                                          120               2,724
           LNB Bancorp, Inc.                                                                             1,500              27,165
           LSB Corp.                                                                                     1,100              18,700
           Macatawa Bank Corp.                                                                           2,046              78,034
           MAF Bancorp, Inc.                                                                            28,320           1,205,582
           Main Street Banks, Inc.                                                                      22,874             635,211
       *   Marlin Business Services, Inc.                                                               17,693             401,808
           MASSBANK Corp.                                                                                  900              29,250
       *   Matrix Bancorp, Inc.                                                                          2,700              48,330
           MB Financial, Inc.                                                                           21,700             815,052
           MBT Financial Corp.                                                                          18,483             330,846
           MCG Capital Corp.                                                                            29,300             415,767
       *   Meadowbrook Insurance Group, Inc.                                                            49,800             323,700
           Medallion Financial Corp.                                                                    13,400             134,402
           Mercantile Bank Corp.                                                                         2,430              97,200
           Merchants Bancshares, Inc.                                                                    3,250              84,500
           Merchants Group, Inc.                                                                         1,400              41,335
           Meta Financial Group, Inc.                                                                      600              13,547
       *   Metris Companies, Inc.                                                                       65,300             978,847
           MetroCorp Bancshares, Inc.                                                                    1,400              38,220
           MFB Corp.                                                                                       200               5,531
           MicroFinancial, Inc.                                                                         12,500              43,625
           Mid Penn Bancorp, Inc.                                                                          210               5,134
           Midland Co.                                                                                   4,000             151,200
           Mid-State Bancshares                                                                         24,355             679,748
           Midwest Banc Holdings, Inc.                                                                  17,950             405,490
           Municipal Mortgage & Equity, L.L.C.                                                          23,600             597,788
           Nara Bancorp, Inc.                                                                           13,035             244,015
           National Penn Bancshares, Inc.                                                               32,595             671,131
           National Security Group, Inc.                                                                 1,000              16,310
           National Western Life Insurance Co. Class A                                                   1,700             374,000
       *   Navigators Group, Inc.                                                                       17,418             703,861
           NBT Bancorp, Inc.                                                                            24,638             563,471
           NetBank, Inc.                                                                                27,456             202,900
           New Hampshire Thrift Bancshares, Inc.                                                           200               2,800
           NewMil Bancorp, Inc.                                                                          1,650              50,160
       *   Newtek Business Services, Inc.                                                               33,857              53,155
           North Central Bancshares, Inc.                                                                  400              15,480
           Northeast Bancorp                                                                               200               4,490
           Northrim BanCorp, Inc.                                                                        2,630              63,251
           Northway Financial, Inc.                                                                        200               7,000
           Northwest Bancorp, Inc.                                                                      38,346             848,597
           Norwood Financial Corp.                                                                         300               9,672
           NYMAGIC, Inc.                                                                                 5,500             141,460
           Oak Hill Financial, Inc.                                                                      2,400              79,200
           OceanFirst Financial Corp.                                                                   13,895             334,869
       *   Ocwen Financial Corp.                                                                        85,900             724,996
       #   Odyssey Re Holdings Corp.                                                                    33,200             851,248
           Ohio Casualty Corp.                                                                          54,400           1,610,240

           Old National Bancorp                                                                         39,200             858,480
           Omega Financial Corp.                                                                           800              23,464
           Pacific Capital Bancorp                                                                      36,977           1,379,982
       *   Pacific Mercantile Bancorp                                                                    9,020             154,152
       *   Pacific Premier Bancorp, Inc.                                                                 4,020              47,505
           Pamrapo Bancorp, Inc.                                                                           400               8,598
           Parkvale Financial Corp.                                                                      1,200              33,420
           Partners Trust Financial Group, Inc.                                                         18,419             221,028
           Peapack-Gladstone Financial Corp.                                                             1,200              34,308
       *   Penn Treaty American Corp.                                                                   16,550             165,334
           Pennfed Financial Services, Inc.                                                              1,600              30,784
           Peoples Bancorp, Inc. OH                                                                      5,140             149,163
           Peoples Community Bancorp                                                                     1,100              22,220
           PFF Bancorp, Inc.                                                                            17,970             548,983
       *   Philadelphia Consolidated Holding Corp.                                                      15,899           1,540,772
           Pinnacle Bancshares, Inc.                                                                       100               1,480
       *   Pinnacle Financial Partners, Inc.                                                            12,920             321,708
       *   Piper Jaffray Companies, Inc.                                                                16,800             667,632
       *   Placer Sierra Bancshares                                                                        700              19,950
       *   PMA Capital Corp. Class A                                                                    49,600             440,448
           Pocahontas Bancorp, Inc.                                                                      1,600              19,648
       *   Premier Financial Bancorp, Inc.                                                                 100               1,400
           Presidential Life Corp.                                                                      27,375             528,064
           Princeton National Bancorp, Inc.                                                              1,400              46,480
           PrivateBancorp, Inc.                                                                          3,600             132,804
       *   ProAssurance Corp.                                                                           29,700           1,478,466
           ProCentury Corp.                                                                              2,800              29,708
           Prosperity Bancshares, Inc.                                                                  20,737             634,552
           Provident Bankshares Corp.                                                                   24,981             890,323
           Provident Financial Holdings, Inc.                                                            1,350              37,111
           Provident Financial Services, Inc.                                                           36,099             649,421
           Provident New York Bancorp                                                                   63,581             736,904
       *   PSB Bancorp, Inc.                                                                               500               6,445
           Pulaski Financial Corp.                                                                       9,400             166,380
           Rainier Pacific Financial Group, Inc.                                                         3,454              54,297
           Renasant Corp.                                                                               14,066             446,736
           Republic Bancorp, Inc.                                                                       55,625             690,874
           Republic Bancorp, Inc. Class A                                                                1,102              22,635
       *   Republic First Bancorp, Inc.                                                                  3,080              37,422
       *   Rewards Network, Inc.                                                                        40,515             233,366
           Riverview Bancorp, Inc.                                                                         900              20,043
           RLI Corp.                                                                                    16,500             861,300
           Rome Bancorp, Inc.                                                                           12,942             141,068
       *   RTW, Inc.                                                                                     5,200              52,988
           S&T Bancorp, Inc.                                                                            17,668             679,158
           Salisbury Bancorp, Inc.                                                                         200               7,820
           Sanders Morris Harris Group, Inc.                                                            21,000             358,470
           Sandy Spring Bancorp, Inc.                                                                   14,750             546,340
       *   SCPIE Holdings, Inc.                                                                          2,300              47,380
       *   Seabright Insurance Holdings                                                                  2,700              36,288
           Seacoast Banking Corp. of Florida                                                            16,601             403,072
       *   Security National Financial Corp. Class A                                                     1,852               7,038
           Selective Insurance Group, Inc.                                                              16,500             923,505
       *   Siebert Financial Corp.                                                                       8,500              23,205
           Sierra Bancorp                                                                                1,400              32,270

           Simmons First National Corp. Class A                                                         15,202             425,960
           Sky Financial Group, Inc.                                                                     1,238              36,744
           Sound Federal Bancorp, Inc.                                                                   7,858             155,038
           South Financial Group, Inc.                                                                  17,434             517,267
           Southern Missouri Bancorp, Inc.                                                                 400               5,648
           Southwest Bancorp, Inc.                                                                      15,142             341,755
           Southwest Georgia Financial Corp.                                                             1,320              28,644
       *   Standard Management Corp.                                                                     2,700               5,002
           State Auto Financial Corp.                                                                   44,500           1,532,135
           State Bancorp, Inc.                                                                           1,530              28,106
           Sterling Bancorp                                                                             14,220             282,981
           Sterling Bancshares, Inc.                                                                    48,140             750,503
           Sterling Financial Corp./Spokane                                                             33,985             887,008
           Stewart Information Services Corp.                                                           13,300             672,448
       *   Stifel Financial Corp.                                                                       17,300             647,712
       *   Stratus Properties, Inc.                                                                      2,150              43,090
           Suffolk Bancorp                                                                                 100               3,328
       *   Sun Bancorp, Inc.                                                                            25,173             499,181
           Susquehanna Bancshares, Inc.                                                                 28,754             705,048
       *   SVB Financial Group                                                                          26,200           1,259,958
           SWS Group, Inc.                                                                              12,698             261,833
           Synergy Financial Group, Inc.                                                                 7,400              90,576
     * #   Tarragon Corp.                                                                               15,750             312,952
           Teche Holding Co.                                                                               400              15,632
       *   Tejon Ranch Co.                                                                               7,100             293,585
           Texas Regional Bancshares, Inc. Class A                                                      30,267             882,283
           Texas United Bancshares, Inc.                                                                   575              10,925
           TF Financial Corp.                                                                              400              11,458
       *   The Banc Corp.                                                                               35,580             420,556
       *   The Bancorp, Inc.                                                                            10,919             199,818
           The Colonial BancGroup, Inc.                                                                  2,096              52,211
           The Phoenix Companies, Inc.                                                                  46,500             632,400
           TierOne Corp.                                                                                18,967             568,441
           Timberland Bancorp, Inc.                                                                      1,500              35,040
       *   Tradestation Group, Inc.                                                                     35,900             427,569
       *   Trammell Crow Co.                                                                            41,100           1,062,846
       *   Triad Guaranty, Inc.                                                                         12,274             532,201
           Trico Bancshares                                                                              7,800             184,704
           TrustCo Bank Corp. NY                                                                        30,618             397,422
           Trustmark Corp.                                                                              30,734             878,992
           UCBH Holdings, Inc.                                                                          31,600             557,424
           UICI                                                                                         39,400           1,403,428
           UMB Financial Corp.                                                                          13,105             869,910
           Umpqua Holdings Corp.                                                                        27,565             728,267
       *   Unico American Corp.                                                                          1,200              10,788
           Union Bankshares Corp.                                                                        1,148              55,299
           Union Community Bancorp                                                                         400              10,708
       *   United America Indemnity, Ltd.                                                                6,536             123,857
           United Bankshares, Inc.                                                                      29,107           1,099,954
           United Community Banks, Inc.                                                                 25,773             735,819
           United Community Financial Corp.                                                             28,900             340,731
           United Financial Corp.                                                                          165               4,315
       *   United Financial Mortgage Corp.                                                               6,200              34,596
           United Fire & Casualty Co.                                                                   16,600             758,620
       *   United PanAm Financial Corp.                                                                  6,600             154,638

           Unity Bancorp, Inc.                                                                           2,661              36,935
       *   Universal American Financial Corp.                                                           59,200             873,792
       *   Univest Corporation of Pennsylvania                                                           4,218             108,234
           Unizan Financial Corp.                                                                       10,573             278,387
           USB Holding Co., Inc.                                                                         6,477             141,199
       *   Vesta Insurance Group, Inc.                                                                  11,927              11,927
       *   Virginia Commerce Bancorp, Inc.                                                               2,151              63,196
           Waddell & Reed Financial, Inc.                                                                8,900             189,926
           Washington Banking Co.                                                                        1,349              24,066
           Washington Savings Bank, FSB                                                                    500               4,115
           Washington Trust Bancorp, Inc.                                                               13,954             391,131
           Webster Financial Corp.                                                                       3,036             145,303
           Wesbanco, Inc.                                                                               18,900             604,800
           West Bancorporation                                                                          16,071             313,224
           West Coast Bancorp                                                                           15,236             401,469
           Westamerica Bancorporation                                                                      513              28,030
           Westbank Corp.                                                                                  661              10,067
           Westcorp, Inc.                                                                               13,560             911,774
       *   Western Sierra Bancorp                                                                        1,272              44,545
           Westwood Holdings Group, Inc.                                                                 1,603              29,271
       *   WFS Financial, Inc.                                                                          23,600           1,831,832
           Willow Grove Bancorp, Inc.                                                                   10,927             171,335
           Wilshire Bancorp, Inc.                                                                       12,700             216,027
       *   Wilshire Enterprises, Inc.                                                                    2,800              21,672
           Wintrust Financial Corp.                                                                     20,050           1,126,409
       *   World Acceptance Corp.                                                                       24,600             677,484
           WVS Financial Corp.                                                                             500               8,050
           Yardville National Bancorp                                                                    7,100             247,861
           Zenith National Insurance Corp.                                                               3,750             178,312
                                                                                                                 -----------------
Total Financials                                                                                                       147,574,865
                                                                                                                 -----------------
Energy -- (7.4%)
     * #   Abraxas Petroleum Corp.                                                                      38,200             253,266
           Adams Resources & Energy, Inc.                                                                1,000              22,200
       *   Allis-Chalmers Energy, Inc.                                                                  13,300             144,438
     * #   American Oil & Gas, Inc.                                                                     35,100             148,473
       #   Arch Coal, Inc.                                                                              22,100           1,702,584
       *   Arena Resources, Inc.                                                                           500              12,550
       *   Atlas America, Inc.                                                                          14,483             818,869
     * #   ATP Oil & Gas Corp.                                                                          28,200           1,018,302
       *   Atwood Oceanics, Inc.                                                                        14,389           1,021,475
           Barnwell Industries, Inc.                                                                     1,200              24,852
           Berry Petroleum Corp. Class A                                                                22,500           1,283,625
       *   Bolt Technology Corp.                                                                         4,900              40,572
       *   Brigham Exploration Co.                                                                      59,800             731,952
           Cabot Oil & Gas Corp.                                                                        29,450           1,243,084
     * #   Cal Dive International, Inc.                                                                 26,400           1,916,904
       *   Callon Petroleum Co.                                                                         30,200             534,540
           CARBO Ceramics, Inc.                                                                         12,400             731,352
       *   Carrizo Oil & Gas, Inc.                                                                      27,207             689,153
           Castle Energy Corp.                                                                           4,900              90,797
       *   Cheniere Energy, Inc.                                                                        23,000             824,090
       #   Chesapeake Energy Corp.                                                                      75,600           2,188,620
       *   Cimarex Energy Co.                                                                           23,916             930,572
       *   Clayton Williams Energy, Inc.                                                                14,800             563,436

       *   Comstock Resources, Inc.                                                                     41,700           1,278,939
       *   Contango Oil & Gas Co.                                                                       21,900             217,467
       *   Dawson Geophysical Co.                                                                        4,400             135,344
     * #   Delta Petroleum Corp.                                                                        53,300             858,130
       *   Denbury Resources, Inc.                                                                      85,060           1,925,758
       *   Dril-Quip, Inc.                                                                              23,600           1,203,600
       *   Dune Energy, Inc.                                                                            10,784              26,636
       *   Edge Petroleum Corp.                                                                         27,300             667,758
       *   Encore Acquisition Co.                                                                       42,300           1,312,992
       *   Endeavour International Corp.                                                               102,500             369,000
       *   Energy Partners, Ltd.                                                                        37,000             856,180
     * #   Forest Oil Corp.                                                                             34,130           1,529,365
           Frontier Oil Corp.                                                                           34,000           1,281,120
       *   FX Energy, Inc.                                                                              13,900             159,294
       *   Gasco Energy, Inc.                                                                           53,400             364,188
       *   Giant Industries, Inc.                                                                       18,000             965,700
       *   Goodrich Petroleum Corp.                                                                     24,200             553,938
       *   Grey Wolf, Inc.                                                                             144,700           1,086,697
           Gulf Island Fabrication, Inc.                                                                13,941             346,434
       *   Gulfmark Offshore, Inc.                                                                      31,200           1,041,456
       *   Hanover Compressor Co.                                                                      105,409           1,425,130
       *   Harvest Natural Resources, Inc.                                                              50,384             462,525
           Helmerich & Payne, Inc.                                                                      19,000           1,102,380
           Holly Corp.                                                                                  20,000           1,216,400
       *   Hornbeck Offshore Services, Inc.                                                              6,600             216,216
       *   Houston Exploration Co.                                                                      24,547           1,341,739
       *   Hydril Co.                                                                                   12,500             801,250
       *   Infinity, Inc.                                                                               20,100             137,082
     * #   Input/Output, Inc.                                                                          114,300             850,392
       *   KCS Energy, Inc.                                                                             31,500             823,725
       *   Key Energy Group, Inc.                                                                       97,300           1,371,200
     * #   KFX, Inc.                                                                                    51,200             647,680
       *   Lone Star Technologies, Inc.                                                                 26,500           1,298,500
           Lufkin Industries, Inc.                                                                      13,600             608,600
           Maritrans, Inc.                                                                               4,200             121,338
           MarkWest Hydrocarbon, Inc.                                                                    3,404              74,548
           Massey Energy Co.                                                                            24,830             942,298
     * #   Matrix Service Co.                                                                           30,200             281,162
     * #   Maverick Tube Corp.                                                                          37,100           1,411,655
     * #   McMoran Exploration Co.                                                                      19,600             354,760
       *   Meridian Resource Corp.                                                                      93,064             383,424
       *   Mexco Energy Corp.                                                                              100                 780
       *   Miller Petroleum, Inc.                                                                          427                 491
       *   Mitcham Industries, Inc.                                                                     15,396             226,167
       *   NATCO Group, Inc. Class A                                                                    19,200             445,440
     * #   Natural Gas Services Group                                                                    8,500             193,375
       *   Newpark Resources, Inc.                                                                     119,800             878,134
       *   NS Group, Inc.                                                                               25,000           1,026,000
       *   Oceaneering International, Inc.                                                              23,500           1,198,500
       *   Offshore Logistics, Inc.                                                                     23,400             717,210
       *   Oil States International, Inc.                                                               43,800           1,491,828
       *   OMNI Energy Services Corp.                                                                   16,800              50,904
           Overseas Shipholding Group, Inc.                                                             12,000             611,520
       *   Parallel Petroleum Corp.                                                                     40,390             662,800
       *   Parker Drilling Co.                                                                         111,500           1,062,595

           Penn Virginia Corp.                                                                          12,220             729,045
       *   Petrocorp, Inc. Escrow Shares                                                                 5,200                 312
       *   Petrohawk Energy Corp.                                                                       81,352           1,082,795
       *   Petroleum Development Corp.                                                                  20,400             688,500
       *   Pioneer Drilling Co.                                                                          1,600              28,032
       *   Plains Exploration & Production Co.                                                          64,371           2,729,330
           Pogo Producing Co.                                                                            6,800             333,200
     * #   Pride International, Inc.                                                                    37,000           1,102,230
           Range Resources Corp.                                                                        52,500           1,955,100
       *   Remington Oil & Gas Corp.                                                                    29,300             980,378
       *   Rentech, Inc.                                                                                83,750             259,625
           Resource America, Inc.                                                                       20,800             348,192
           Rowan Companies, Inc.                                                                         6,500             233,220
       *   Royale Energy, Inc.                                                                           3,274              21,805
           RPC, Inc.                                                                                    26,000             863,200
       *   SEACOR Holdings, Inc.                                                                        20,747           1,397,310
       *   Southwestern Energy Co.                                                                      96,200           3,277,534
       *   Spinnaker Exploration Co.                                                                    29,800           1,945,046
           St. Mary Land & Exploration Co.                                                              83,765           2,983,709
       *   Stone Energy Corp.                                                                           28,384           1,260,250
       *   Superior Energy Services, Inc.                                                               62,100           1,351,917
       *   Swift Energy Corp.                                                                           30,500           1,408,795
     * #   Syntroleum Corp.                                                                             44,683             360,592
       *   Tengasco, Inc.                                                                                  163                  73
           Tesoro Petroleum Corp.                                                                       51,600           2,841,612
     * #   Teton Energy Corp.                                                                           15,600              84,708
       *   TETRA Technologies, Inc.                                                                     38,025           1,114,132
       *   TGC Industries, Inc.                                                                         13,300              81,396
     * #   Toreador Resources Corp.                                                                      3,200              72,928
     * #   Transmeridian Exploration, Inc.                                                              91,700             430,990
       *   TransMontaigne, Inc.                                                                         58,376             364,266
     * #   Tri-Valley Corp.                                                                             21,300             213,852
       *   U.S. Energy Corp. Wyoming                                                                     5,600              23,968
       *   Unit Corp.                                                                                   34,700           1,879,352
       *   Universal Compression Holdings, Inc.                                                         33,700           1,360,806
           USEC, Inc.                                                                                   36,627             402,897
       *   VAALCO Energy, Inc.                                                                          74,300             299,429
       *   Veritas DGC, Inc.                                                                            36,600           1,196,820
           Vintage Petroleum, Inc.                                                                      51,500           2,697,570
       *   Warren Resources, Inc.                                                                       49,000             768,810
           Western Gas Resources, Inc.                                                                  16,000             762,880
       *   Westmoreland Coal Co.                                                                         9,400             201,630
       *   W-H Energy Services, Inc.                                                                    32,600           1,086,558
       *   Whiting Petroleum Corp.                                                                      30,464           1,262,733
           World Fuel Services Corp.                                                                    17,800             611,430
                                                                                                                 -----------------
Total Energy                                                                                                           100,652,407
                                                                                                                 -----------------
Materials -- (4.6%)
       *   AEP Industries, Inc.                                                                         10,400             239,200
           Airgas, Inc.                                                                                 58,400           1,816,240
       *   AK Steel Holding Corp.                                                                      113,200             938,428
           Albemarle Corp.                                                                              16,900             621,920
       *   Aleris International, Inc.                                                                   31,986           1,063,535
           Allegheny Technologies, Inc.                                                                 24,079             794,125
           AMCOL International Corp.                                                                    29,400             598,290

       *   American Pacific Corp.                                                                        2,900              12,209
       #   American Vanguard Corp.                                                                      10,532             242,763
           Aptargroup, Inc.                                                                             15,000             822,750
           Arch Chemicals, Inc.                                                                         21,940             624,193
           Atlantis Plastics, Inc.                                                                       3,400              29,682
       *   Badger Paper Mills, Inc.                                                                        300                  24
           Bairnco Corp.                                                                                 2,000              19,480
           Balchem Corp.                                                                                 3,300              91,014
       *   Brush Engineered Materials, Inc.                                                             28,300             449,687
       *   Buckeye Technologies, Inc.                                                                   45,600             347,472
           Calgon Carbon Corp.                                                                          39,000             224,640
       *   Caraustar Industries, Inc.                                                                   38,000             374,680
           Carpenter Technology Corp.                                                                   14,800             970,140
       *   Castle (A.M.) & Co.                                                                          13,700             282,905
       *   Century Aluminum Co.                                                                         27,500             635,800
       *   CFC International, Inc.                                                                         600               9,399
       *   Chaparral Steel Co.                                                                          10,900             272,500
           Chemtura Corp.                                                                               82,739             997,005
           Chesapeake Corp.                                                                             14,426             253,898
           Cleveland-Cliffs, Inc.                                                                       21,100           2,010,619
       *   Coeur d'Alene Mines Corp.                                                                   220,000             948,200
           Commercial Metals Co.                                                                        40,600           1,425,060
           Compass Minerals International, Inc.                                                         15,000             361,200
       *   Constar International, Inc.                                                                   9,453              28,359
       *   Continental Materials Corp.                                                                   1,000              30,750
       *   Core Molding Technologies, Inc.                                                               1,800              12,330
       *   Crown Holdings, Inc.                                                                         73,800           1,368,252
           Cytec Industries, Inc.                                                                       21,300             964,677
           Deltic Timber Corp.                                                                          11,900             535,738
       *   Devcon International Corp.                                                                      600               6,432
           Eagle Materials, Inc.                                                                         9,200           1,057,080
           Eagle Materials, Inc. Class B                                                                 6,386             700,864
           Empire Resources, Inc.                                                                          300               2,565
           Ferro Corp.                                                                                  28,100             531,090
           Florida Rock Industries, Inc.                                                                31,237           1,557,789
       *   FMC Corp.                                                                                    20,957           1,114,284
           Fuller (H.B.) Co.                                                                            17,700             548,346
           Georgia Gulf Corp.                                                                           31,600             880,376
           Gibraltar Industries, Inc.                                                                   37,550             825,725
           Glatfelter (P.H.) Co.                                                                        38,000             547,960
       *   Graphic Packaging Corp.                                                                      89,800             244,256
           Greif, Inc. Class A                                                                           5,200             312,260
           Hawkins, Inc.                                                                                 3,200              45,120
       *   Headwaters, Inc.                                                                             37,600           1,339,688
       *   Hecla Mining Co.                                                                             98,425             348,425
       *   Hercules, Inc.                                                                               25,700             302,232
           Kronos Worldwide, Inc.                                                                        2,772              87,457
       *   Landec Corp.                                                                                 42,994             316,866
       *   Lesco, Inc.                                                                                  10,800             171,180
           Longview Fibre Co.                                                                           55,700           1,184,182
           Louisiana-Pacific Corp.                                                                      61,400           1,655,958
           Lyondell Chemical Co.                                                                            60               1,526
           MacDermid, Inc.                                                                              19,000             539,790
       *   Material Sciences Corp.                                                                      28,000             406,280
       *   Maxxam, Inc.                                                                                  3,900             128,700

           Metal Management, Inc.                                                                       34,900             878,433
       *   Metals USA, Inc.                                                                             26,115             574,530
           Minerals Technologies, Inc.                                                                  14,400             815,328
     * #   Mines Management, Inc.                                                                       12,600              91,980
       *   Mod-Pac Corp.                                                                                 4,766              54,809
           Myers Industries, Inc.                                                                       30,370             424,876
     * #   Nanophase Technologies Corp.                                                                 21,500             129,860
       *   NewMarket Corp.                                                                              26,600             583,072
           Niagara Corp.                                                                                   900              14,018
           NL Industries, Inc.                                                                          27,400             405,520
           NN, Inc.                                                                                     10,600             105,364
           Northern Technologies International Corp.                                                     4,987              29,872
       *   Northwest Pipe Co.                                                                            3,900              95,784
           Olin Corp.                                                                                   24,800             477,400
       *   Olympic Steel, Inc.                                                                          16,455             348,846
       *   OM Group, Inc.                                                                               31,900             503,382
       *   OMNOVA Solutions, Inc.                                                                       42,100             197,870
       *   Oregon Steel Mills, Inc.                                                                     41,500           1,135,025
       *   Owens-Illinois, Inc.                                                                         73,200           1,592,100
           Packaging Dynamics Corp.                                                                      3,440              35,257
           Penford Corp.                                                                                   600               7,980
       *   Pioneer Companies, Inc.                                                                      12,100             300,443
       *   PolyOne Corp.                                                                                80,700             465,639
           Pope & Talbot, Inc.                                                                          15,200             121,448
           Potlatch Corp.                                                                               17,200             831,448
           Quaker Chemical Corp.                                                                         6,980             125,151
           Quanex Corp.                                                                                 13,650             844,253
           Reliance Steel & Aluminum Co.                                                                16,100           1,038,611
           Roanoke Electric Steel Corp.                                                                    800              18,632
           Rock of Ages Corp.                                                                            1,600               6,720
           Rock-Tenn Co. Class A                                                                        32,200             428,260
           Rotonics Manufacturing, Inc.                                                                    800               2,264
       #   Royal Gold, Inc.                                                                             19,600             509,992
       *   RTI International Metals, Inc.                                                               29,000           1,081,700
           Ryerson Tull, Inc.                                                                           23,600             533,124
           Schnitzer Steel Industries, Inc. Class A                                                     16,450             567,361
           Schulman (A.), Inc.                                                                          31,600             660,124
           Schweitzer-Maudoit International, Inc.                                                       11,100             264,291
           Scotts Co. Class A                                                                           24,000           1,126,080
           Sensient Technologies Corp.                                                                  15,500             281,635
           Silgan Holdings, Inc.                                                                        18,300             645,807
       *   Southwall Technologies, Inc.                                                                    500                 325
           Spartech Corp.                                                                               27,500             583,275
           Steel Dynamics, Inc.                                                                         36,800           1,274,016
           Steel Technologies, Inc.                                                                     12,000             317,880
       *   Stillwater Mining Co.                                                                        91,200             974,928
           Summa Industries, Inc.                                                                        3,100              24,707
       *   Symyx Technologies, Inc.                                                                     20,981             571,732
     * #   Terra Industries, Inc.                                                                       96,100             577,561
           Texas Industries, Inc.                                                                       16,600             828,008
     * #   Titanium Metals Corp.                                                                        20,300           1,281,945
       *   U.S. Concrete, Inc.                                                                          51,118             420,190
       *   United States Lime & Minerals, Inc.                                                           1,158              33,802
       *   Universal Stainless & Alloy Products, Inc.                                                    5,100              72,247
           Valhi, Inc.                                                                                  16,900             296,933

           Vulcan International Corp.                                                                      200              10,675
           Wausau-Mosinee Paper Corp.                                                                   38,000             449,160
       *   Webco Industries, Inc.                                                                           20               1,405
           Wellman, Inc.                                                                                26,800             207,432
       *   Williams Industries, Inc.                                                                     1,500               2,550
           Worthington Industries, Inc.                                                                 27,770             563,453
     * #   Zoltek Companies, Inc.                                                                       22,500             198,000
                                                                                                                 -----------------
Total Materials                                                                                                         62,318,108
                                                                                                                 -----------------
Consumer Staples -- (2.4%)
           Alico, Inc.                                                                                     700              32,067
           Alliance One International, Inc.                                                             70,000             214,200
       #   American Italian Pasta Co.                                                                   14,400              89,136
       *   Atlantic Premium Brands, Ltd.                                                                 2,500               2,812
       *   Boston Beer Co., Inc. Class A                                                                10,800             292,248
       *   Bridgford Foods Corp.                                                                         1,000               7,020
       *   Calavo Growers, Inc.                                                                          4,400              44,660
           Cal-Maine Foods, Inc.                                                                        11,880              74,369
       *   Carrington Laboratories, Inc.                                                                   300               1,305
           Casey's General Stores, Inc.                                                                 38,300             881,666
           CCA Industries, Inc.                                                                          3,660              30,232
     * #   Central European Distribution Corp.                                                          15,450             675,319
       *   Central Garden & Pet Co.                                                                     19,500             858,390
     * #   Chattem, Inc.                                                                                23,000             730,710
           Chiquita Brands International, Inc.                                                          38,900             809,120
       #   Church & Dwight Co., Inc.                                                                    18,100             601,282
           Corn Products International, Inc.                                                            25,600             569,600
       *   Cruzan International, Inc.                                                                      240               6,754
       *   Cuisine Solutions, Inc.                                                                      11,800              97,350
       *   Darling International, Inc.                                                                  81,300             275,607
           Delta & Pine Land Co.                                                                        20,000             471,200
           Dreyer's Grand Ice Cream Holdings, Inc. Class A                                                 100               8,270
       *   Elizabeth Arden, Inc.                                                                        22,800             434,112
           Farmer Brothers Co.                                                                           3,000              61,110
           Flowers Foods, Inc.                                                                          36,225             938,952
       *   Foodarama Supermarkets, Inc.                                                                    100               3,775
       *   Fresh Brands, Inc.                                                                            1,200               7,308
       *   Great Atlantic & Pacific Tea Co., Inc.                                                       47,500           1,432,600
       *   Green Mountain Coffee, Inc.                                                                   9,142             375,005
       *   Griffin Land & Nurseries, Inc. Class A                                                        1,200              29,880
       *   Hain Celestial Group, Inc.                                                                   35,251             787,155
       *   Hines Horticulture, Inc.                                                                      7,100              26,625
           Imperial Sugar Co. (New)                                                                     15,430             213,088
           Ingles Market, Inc. Class A                                                                  10,000             168,400
     * #   Integrated Biopharma, Inc.                                                                    1,300               5,200
           Inter Parfums, Inc.                                                                          20,665             342,212
       *   Interstate Bakeries Corp.                                                                    27,500             217,937
           J & J Snack Foods Corp.                                                                      13,186             800,918
           J. M. Smucker Co.                                                                             8,334             377,947
       *   Katy Industries, Inc.                                                                           300                 648
           Lancaster Colony Corp.                                                                       22,120             862,680
           Lance, Inc.                                                                                  31,600             579,544
       *   Lifeway Foods, Inc.                                                                             100               1,089
           Longs Drug Stores Corp.                                                                      20,800             886,704
       *   M&F Worldwide Corp.                                                                          31,100             528,700

       #   Mannatech, Inc.                                                                              10,200             133,008
       *   Maui Land & Pineapple Co., Inc.                                                               7,900             273,261
     * #   Medifast, Inc.                                                                               21,205             114,295
           MGP Ingredients, Inc.                                                                        10,200             114,954
       *   Monterey Pasta Co.                                                                           20,400              87,924
           Nash Finch Co.                                                                               13,300             357,371
       *   National Beverage Corp.                                                                       7,800              58,422
       *   Natrol, Inc.                                                                                  5,100              10,200
     * #   Natural Health Trends Corp.                                                                   3,800              38,798
           Nature's Sunshine Products, Inc.                                                             14,792             272,321
       *   NBTY, Inc.                                                                                   55,600           1,090,872
           Nu Skin Enterprises, Inc. Class A                                                            18,200             316,316
           Oil-Dri Corp. of America                                                                        800              14,392
       *   Omega Protein Corp.                                                                          39,471             238,010
     * #   Parlux Fragrances, Inc.                                                                      13,700             394,286
       *   Pathmark Stores, Inc.                                                                        57,400             617,624
       *   Peet's Coffee & Tea, Inc.                                                                    17,300             537,165
       *   Performance Food Group Co.                                                                   43,000           1,221,200
           Pilgrim's Pride Corp.                                                                        25,800             825,600
       *   Playtex Products, Inc.                                                                       64,800             907,200
       *   PriceSmart, Inc.                                                                             35,950             298,025
           Pyramid Breweries, Inc.                                                                       5,400              12,636
           Ralcorp Holdings, Inc.                                                                       30,300           1,263,207
     * #   Redhook Ale Brewery, Inc.                                                                     5,900              18,420
           Reliv International, Inc.                                                                    10,493             102,622
       *   Revlon, Inc.                                                                                145,772             364,430
           Ruddick Corp.                                                                                36,600             739,686
       *   San Filippo (John B.) & Son, Inc.                                                            12,000             164,520
           Sanderson Farms, Inc.                                                                        11,500             409,630
       *   Scheid Vineyards, Inc.                                                                        2,700              18,495
       *   Schiff Nutrition International, Inc.                                                          3,900              21,372
       *   Scope Industries                                                                                400              27,900
           Seaboard Corp.                                                                                  270             464,400
       *   Seneca Foods Corp. Class B                                                                      400               7,300
       *   Smart & Final Food, Inc.                                                                     42,700             576,450
       *   Spartan Stores, Inc.                                                                         34,720             347,547
       *   Spectrum Brands, Inc.                                                                        18,800             338,400
     * #   Star Scientific, Inc.                                                                        59,337             154,276
           Stephan Co.                                                                                     900               2,826
           Tasty Baking Co.                                                                              7,600              59,280
           The Topps Co., Inc.                                                                          33,100             262,814
       *   Tofutti Brands, Inc.                                                                            900               2,790
           Tootsie Roll Industries, Inc.                                                                15,226             459,977
       *   United Natural Foods, Inc.                                                                   27,000             758,160
           United-Guardian, Inc.                                                                           900               9,495
           Universal Corp.                                                                               9,700             391,686
     * #   USANA Health Services, Inc.                                                                   9,300             367,164
       #   Vector Group, Ltd.                                                                           10,081             189,926
       *   Vermont Pure Holdings, Ltd.                                                                   1,500               2,820
           Village Super Market, Inc.                                                                      700              41,077
       *   Vita Food Products, Inc.                                                                      1,600               3,120
           WD-40 Co.                                                                                    11,200             307,664
           Weis Markets, Inc.                                                                           17,293             728,035
       *   Wild Oats Markets, Inc.                                                                      36,400             439,712
                                                                                                                 -----------------
Total Consumer Staples                                                                                                  32,833,987
                                                                                                                 -----------------

Utilities -- (2.2%)
       *   Allegheny Energy, Inc.                                                                       91,300           2,540,879
           ALLETE, Inc.                                                                                 22,600           1,045,250
           American States Water Co.                                                                    17,966             549,760
       *   Aquila, Inc.                                                                                370,000           1,313,500
           Artesian Resources Corp. Class A                                                              2,262              67,295
           Atmos Energy Corp.                                                                            6,600             175,362
           Avista Corp.                                                                                 31,500             555,975
           BIW, Ltd.                                                                                     2,200              40,524
           Black Hills Corp.                                                                            20,600             752,930
           California Water Service Group                                                               17,653             627,564
     * #   Calpine Corp.                                                                               412,800             210,528
           Cascade Natural Gas Corp.                                                                     7,600             154,204
           Central Vermont Public Service Corp.                                                          9,100             185,640
           CH Energy Group, Inc.                                                                         9,600             448,320
           Chesapeake Utilities Corp.                                                                    4,500             140,175
           Cleco Corp.                                                                                  31,200             688,896
       *   CMS Energy Corp.                                                                            115,106           1,609,182
           Connecticut Water Services, Inc.                                                              3,300              83,259
           Delta Natural Gas Co., Inc.                                                                   1,936              49,465
           Duquesne Light Holdings, Inc.                                                                46,000             779,700
       *   Dynegy, Inc.                                                                                215,798           1,033,672
       *   El Paso Electric Co.                                                                         55,900           1,209,117
           Empire District Electric Co.                                                                 21,500             436,665
           Energen Corp.                                                                                25,000             917,500
           Energy West, Inc.                                                                             3,100              29,450
           EnergySouth, Inc.                                                                             5,850             161,987
       *   Environmental Power Corp.                                                                    13,300             101,612
           Florida Public Utilities Co.                                                                    849              12,013
           Green Mountain Power Corp.                                                                    3,200              94,528
           IDACORP, Inc.                                                                                26,600             758,366
           Laclede Group, Inc.                                                                          20,000             596,600
           MGE Energy, Inc.                                                                             13,840             486,061
           Middlesex Water Co.                                                                             675              12,859
           New Jersey Resources Corp.                                                                   16,300             692,913
           Nicor, Inc.                                                                                   5,700             228,570
           Northwest Natural Gas Co.                                                                    17,200             590,992
           NorthWestern Corp.                                                                           28,412             880,204
           Otter Tail Corp.                                                                             18,200             546,910
           Peoples Energy Corp.                                                                         14,600             524,578
           PNM Resources, Inc.                                                                          21,750             564,848
       *   Reliant Energy, Inc.                                                                         62,500             572,500
           RGC Resources, Inc.                                                                           1,100              28,105
           SEMCO Energy, Inc.                                                                           29,000             172,840
       *   Sierra Pacific Resources                                                                    101,400           1,366,872
           SJW Corp.                                                                                     3,300             168,300
           South Jersey Industries, Inc.                                                                17,416             500,710
       *   Southern Union Co.                                                                           41,081             969,524
           Southwest Gas Corp.                                                                          24,100             639,132
           Southwest Water Co.                                                                          20,873             283,038
           UGI Corp.                                                                                    26,000             572,000
           UIL Holdings Corp.                                                                            8,789             424,684
           Unisource Energy Corp.                                                                       21,700             702,212
           Westar Energy, Inc.                                                                          11,900             269,178

           WGL Holdings, Inc.                                                                           20,200             614,484
           York Water Co.                                                                                1,700              44,540
                                                                                                                 -----------------
Total Utilities                                                                                                         29,225,972
                                                                                                                 -----------------
Telecommunication Services -- (1.0%)
       *   @Road, Inc.                                                                                  93,900             465,744
           Alaska Communications Systems Group, Inc.                                                    32,350             323,824
           Alltel Corp.                                                                                     63               4,210
       *   Boston Communications Group, Inc.                                                               300                 327
     * #   Broadwing Corp.                                                                              74,015             497,381
       *   Centennial Communications Corp.                                                              37,000             587,190
       *   Cincinnati Bell, Inc.                                                                       121,200             472,680
       *   Cogent Communications Group, Inc.                                                            27,500             149,050
           Commonwealth Telephone Enterprises, Inc.                                                      7,343             254,508
       *   Crown Castle International Corp.                                                             47,412           1,299,089
           CT Communications, Inc.                                                                      11,600             142,912
           D&E Communications, Inc.                                                                      8,724              78,952
     * #   Dobson Communications Corp.                                                                  89,315             658,252
           FairPoint Communications, Inc.                                                                2,600              31,070
       *   General Communications, Inc. Class A                                                         80,229             814,324
           Hector Communications Corp.                                                                   1,700              48,280
       *   IDT Corp.                                                                                    15,700             189,185
       *   IDT Corp. Class B                                                                            69,000             841,800
       *   LCC International, Inc. Class A                                                              26,900              80,700
       *   Moscow CableCom Corp.                                                                           140                 800
           North Pittsburgh Systems, Inc.                                                               14,500             283,910
       *   Premiere Global Services, Inc.                                                               48,700             368,172
       *   Price Communications Corp.                                                                   54,210             822,366
       *   Rural Cellular Corp. Class A                                                                 13,100             182,090
       *   SBA Communications Corp.                                                                     53,700             990,228
       *   SunCom Wireless Holdings, Inc.                                                              111,200             283,560
           SureWest Communications                                                                      13,700             387,710
       *   TALK America Holdings, Inc.                                                                  45,800             439,680
       *   Teleglobe International Holdings, Ltd.                                                        1,426               6,232
       *   Time Warner Telecom, Inc.                                                                    60,077             564,724
       *   UbiquiTel, Inc.                                                                              75,100             734,478
     * #   US LEC Corp.                                                                                 26,500              49,025
           USA Mobility, Inc.                                                                           21,000             573,300
       *   Wireless Facilities, Inc.                                                                    99,904             553,468
       *   WQN, Inc.                                                                                     1,900               2,983
       *   Xeta Corp.                                                                                      251                 540
                                                                                                                 -----------------
Total Telecommunication Services                                                                                        13,182,744
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                  1,231,678,989
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
     * #   Angeion Corp. Warrants 10/31/20                                                                  25                   0
       *   Del Global Technologies Corp. Warrants 03/28/08                                                 442                 773
       *   Optical Cable Corp. Warrants 10/24/07                                                         4,294                   0
     * #   RCN Corp. Warrants 12/21/06                                                                      31                   0
       *   Tengasco, Inc. Warrants                                                                         512                   0
       *   Trump Entertainment Resorts, Inc. Warrants 05/23/06                                             133                 472
                                                                                                                 -----------------
Total Other                                                                                                                  1,245
                                                                                                                 -----------------

TOTAL RIGHTS/WARRANTS                                                                                                        1,245
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             ------------------
                                                                                                   (000)
BONDS -- (0.0%)
       *   Del Global Technologies Corp. Subordinated Promissory Note
              6.000%, 03/28/07                                                               $               1                   0
                                                                                                                 -----------------
TEMPORARY CASH INVESTMENTS -- (9.1%)
       ^   Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%, 12/01/05
              (Collateralized by $109,290,000 U.S. Treasury Note 4.50%, 11/15/10, valued
              at $109,963,737) to be repurchased at $107,815,074                                       107,803         107,803,246
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $15,372,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $15,064,560) to be repurchased at $14,842,600                                             14,841          14,841,000
                                                                                                                 -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                       122,644,246
                                                                                                                 -----------------
TOTAL INVESTMENTS - (100.0%)
(Cost $882,285,168)                                                                                              $   1,354,324,480
                                                                                                                 =================

                 See accompanying Notes to Financial Statements.

                  TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                             -----------------   -----------------
UNITED KINGDOM -- (20.6%)
COMMON STOCKS -- (20.6%)
           Alliance & Leicester P.L.C.                                                                  79,000   $       1,214,613
           Amvescap P.L.C.                                                                             215,444           1,467,786
           Anglo America P.L.C.                                                                        816,732          25,561,415
           Arriva P.L.C.                                                                               107,620           1,064,180
           Associated British Foods P.L.C.                                                             420,982           5,939,846
           Associated British Ports Holdings P.L.C.                                                    187,900           1,858,282
           Aviva P.L.C.                                                                              1,228,415          14,528,702
           BAA P.L.C.                                                                                  654,973           7,188,025
           BAE Systems P.L.C.                                                                        1,699,254           9,908,111
           Barratt Developments P.L.C.                                                                 122,817           1,917,937
           BBA Group P.L.C.                                                                            267,263           1,443,108
           Bellway P.L.C.                                                                               57,000           1,012,383
           BG Group P.L.C.                                                                             558,000           5,196,674
           Bovis Homes Group P.L.C.                                                                     66,000             826,446
           BPB P.L.C.                                                                                   88,200           1,171,004
           Bradford & Bingley P.L.C.                                                                   249,656           1,596,638
       *   British Airways P.L.C.                                                                      601,931           3,239,773
           British Land Co. P.L.C.                                                                     289,413           4,895,744
           Brixton P.L.C.                                                                              139,200             970,172
           Cable and Wireless P.L.C.                                                                   821,227           1,686,653
           Carnival P.L.C.                                                                              19,377           1,083,898
           Carphone Warehouse Group P.L.C.                                                             100,000             396,612
       *   Chorion P.L.C.                                                                                   38                 204
       *   Colt Telecom Group P.L.C.                                                                   856,000             853,215
           Corus Group P.L.C.                                                                        1,116,450           1,069,561
           De Vere Group P.L.C.                                                                         19,737             226,166
       *   Dimension Data Holdings P.L.C.                                                              587,000             373,121
           DS Smith P.L.C.                                                                             206,800             537,129
           DSG International                                                                           694,018           1,827,474
       *   Easyjet P.L.C.                                                                              205,323           1,165,723
       *   Egg P.L.C.                                                                                   71,932             126,867
           FKI P.L.C.                                                                                  250,000             487,978
           Friends Provident P.L.C.                                                                  1,077,866           3,541,803
           GKN P.L.C.                                                                                  350,004           1,715,248
           Greene King P.L.C.                                                                           82,000             983,524
           Hammerson P.L.C.                                                                            157,600           2,597,444
           Hanson P.L.C.                                                                               432,673           4,437,896
           HBOS P.L.C.                                                                               1,243,680          18,704,744
           Hilton Group P.L.C.                                                                         967,260           5,563,956
           Intercontinental Hotels Group P.L.C.                                                        263,546           3,556,934
           International Power P.L.C.                                                                  852,250           3,599,835
           Isoft Group P.L.C.                                                                           73,395             482,969
           ITV P.L.C.                                                                                2,026,688           3,791,776
           Johnson Matthey P.L.C.                                                                        5,321             114,403

           Kesa Electricals P.L.C.                                                                      85,791             365,224
           Kingfisher P.L.C.                                                                           837,051           3,244,834
           Land Securities Group P.L.C.                                                                249,182           6,662,706
           Liberty International P.L.C.                                                                177,700           2,997,877
           London Merchant Securities P.L.C.                                                           128,173             519,666
           MFI Furniture Group P.L.C.                                                                   46,117              59,632
           Millennium and Copthorne Hotels P.L.C.                                                      156,573           1,017,846
           Mitchells & Butlers P.L.C.                                                                  296,123           1,898,663
           Morrison (Wm.) Supermarkets P.L.C.                                                          283,669             867,678
           Northern Foods P.L.C.                                                                        27,000              71,568
           Northern Rock P.L.C.                                                                         25,000             358,903
           O2 P.L.C.                                                                                 4,595,000          15,507,901
           Pearson P.L.C.                                                                              399,530           4,625,017
           Peninsular & Oriental Steam Navigation P.L.C.                                               413,710           3,135,645
           Persimmon P.L.C.                                                                            152,773           2,903,120
           Pilkington P.L.C.                                                                           772,588           1,986,674
           Quintain Estates & Development P.L.C.                                                        66,315             677,312
           Resolution P.L.C.                                                                           101,500           1,130,542
       *   Rolls Royce Group P.L.C.                                                                    921,872           6,198,546
           Rolls Royce Group P.L.C. Class B                                                         30,790,524              54,579
           Royal & Sun Alliance Insurance Group P.L.C.                                               1,148,224           2,247,446
           Royal Bank of Scotland Group P.L.C.                                                         623,596          17,735,362
           Sabmiller P.L.C.                                                                            108,976           1,925,887
           Sainsbury (J.) P.L.C.                                                                       963,031           4,722,089
           Schroders P.L.C.                                                                            117,000           1,788,302
           Scottish & Newcastle P.L.C.                                                                 500,670           4,098,921
           Scottish Power P.L.C.                                                                     1,059,052           9,703,988
       *   Shire P.L.C.                                                                                252,000           3,074,742
           Signet Group P.L.C.                                                                          47,556              84,590
           Slough Estates P.L.C.                                                                       238,000           2,237,621
           Smith (WH) P.L.C.                                                                            75,600             510,125
           Somerfield P.L.C.                                                                           284,129             958,738
           Stagecoach Group P.L.C.                                                                      86,926             176,303
           Stanley Leisure P.L.C.                                                                       29,805             339,807
           Tate & Lyle P.L.C.                                                                          247,930           2,344,661
           Taylor Woodrow P.L.C.                                                                       329,527           1,933,592
       *   The Berkeley Group Holdings P.L.C.                                                           69,621           1,217,885
           Trinity Mirror P.L.C.                                                                       166,578           1,745,722
           Vodafone Group P.L.C.                                                                    23,439,129          50,431,314
           Westbury P.L.C.                                                                              58,674             555,708
           Whitbread P.L.C.                                                                            153,417           2,491,689
           Wilson Bowden P.L.C.                                                                         48,000           1,072,208
           Wimpey (George) P.L.C.                                                                      230,382           1,739,648
           Wolverhampton & Dudley Breweries P.L.C.                                                      37,368             806,086
           Woolworths Group P.L.C.                                                                      44,448              27,828
           WPP Group P.L.C.                                                                            324,000           3,180,049
           Xstrata P.L.C.                                                                              207,853           4,713,733
                                                                                                                 -----------------
TOTAL -- UNITED KINGDOM                                                                                                326,073,949
                                                                                                                 -----------------
JAPAN -- (18.2%)
COMMON STOCKS -- (18.2%)
           Acom Co., Ltd.                                                                               13,300             790,503
           Adenka Corp.                                                                                  5,000              70,310

           Aichi Bank, Ltd.                                                                              2,200             272,954
           Aichi Steel Corp.                                                                            74,000             514,686
           AIOI Insurance Co., Ltd.                                                                    247,700           1,547,715
           Aisin Seiki Co., Ltd.                                                                        91,600           2,820,661
           Akita Bank, Ltd.                                                                             57,000             304,112
           Alfresa Holdings Corp.                                                                        2,800             123,226
           Alpine Electronics, Inc.                                                                     19,200             258,123
           Alps Electric Co., Ltd.                                                                      31,000             489,437
           Amada Co., Ltd.                                                                             126,000           1,042,566
           Amano Corp.                                                                                   8,000             127,896
           Anritsu Corp.                                                                                47,000             255,024
           Aoyama Trading Co., Ltd.                                                                     20,100             625,115
           Asahi Breweries, Ltd.                                                                        84,000           1,001,772
           Asahi Kasei Corp.                                                                           109,000             608,713
           Asatsu-Dk, Inc.                                                                              15,800             507,579
       *   Ashikaga Financial Group, Inc.                                                               90,000                   0
           Autobacs Seven Co., Ltd.                                                                     11,000             492,543
           Awa Bank, Ltd.                                                                               64,000             416,154
           Bank of Iwate, Ltd.                                                                           5,800             379,266
           Bank of Kyoto, Ltd.                                                                         101,000           1,112,843
           Bank of Nagoya, Ltd.                                                                         64,000             478,108
           Canon Sales Co., Inc.                                                                        22,000             459,028
           Central Glass Co., Ltd.                                                                      18,000             100,445
           Chiba Bank, Ltd.                                                                            268,000           2,189,094
           Chudenko Corp.                                                                               21,400             340,060
           Chugoku Bank, Ltd.                                                                           77,400           1,062,095
           Citizen Watch Co., Ltd.                                                                     123,000           1,013,312
           Coca-Cola West Japan Co., Ltd.                                                               27,200             593,309
           Comsys Holdings Corp.                                                                        46,000             536,175
           Cosmo Oil Co., Ltd.                                                                         235,000           1,050,898
           Dai Nippon Ink & Chemicals, Inc.                                                            229,000             830,292
           Dai Nippon Printing Co., Ltd.                                                               329,000           5,605,728
           Dai Nippon Sumitomo Pharma Co., Ltd.                                                         50,000             463,189
           Daibiru Corp.                                                                                23,000             199,961
           Daicel Chemical Industries, Ltd.                                                            136,000             872,286
           Daido Steel Co., Ltd.                                                                       162,000           1,170,120
           Daihatsu Motor Co., Ltd.                                                                    166,000           1,538,978
       *   Daiichi Sankyo Co, Ltd.                                                                      82,767           1,509,439
           Daio Paper Corp.                                                                             15,000             123,476
           Daishi Bank, Ltd.                                                                           120,000             563,115
           Daiwa House Industry Co., Ltd.                                                              202,200           2,805,056
           Daiwa Securities Co., Ltd.                                                                   17,000             165,086
           Denki Kagaku Kogyo KK                                                                         4,000              15,630
           Ebara Corp.                                                                                 111,000             457,323
           Edion Corp.                                                                                  12,800             197,539
           Eighteenth Bank, Ltd.                                                                         2,000              13,166
           Ezaki Glico Co., Ltd.                                                                        45,000             459,359
           Fuji Electric Holdings Co., Ltd.                                                            229,000           1,053,882
           Fuji Fire & Marine Insurance Co., Ltd.                                                      155,000             565,761
           Fuji Heavy Industries, Ltd.                                                                 248,000           1,324,511
           Fuji Oil Co., Ltd.                                                                           26,100             231,976
           Fuji Photo Film Co., Ltd.                                                                   252,000           8,042,009
           Fuji Television Network, Inc.                                                                   126             274,330
           Fujikura, Ltd.                                                                              122,000             933,384
           Fujitsu, Ltd.                                                                               127,000             925,652

           Fukui Bank, Ltd.                                                                             36,000             138,473
           Fukuoka Bank, Ltd.                                                                          201,000           1,504,666
           Fukuyama Transporting Co., Ltd.                                                             104,000             397,867
       *   Furukawa Electric Co., Ltd.                                                                  33,000             197,834
           Futaba Corp.                                                                                  3,000              67,936
           Futaba Industrial Co., Ltd.                                                                  24,000             531,152
           Glory, Ltd.                                                                                  23,500             384,587
           Gunma Bank, Ltd.                                                                            162,000           1,099,009
           Gunze, Ltd.                                                                                  87,000             491,321
           Hachijuni Bank, Ltd.                                                                        173,000           1,293,697
           Hankyu Department Stores, Inc.                                                               41,000             343,968
           Hankyu Holdings, Inc.                                                                       218,000           1,053,575
           Hanshin Electric Railway Co., Ltd.                                                          102,000             763,466
           Heiwa Corp.                                                                                  42,800             571,999
           Higo Bank, Ltd.                                                                              91,000             696,455
           Hino Motors, Ltd.                                                                            14,000              86,249
           Hiroshima Bank, Ltd.                                                                        132,000             800,762
           Hitachi Cable, Ltd.                                                                          74,000             307,497
           Hitachi High-Technologies Corp.                                                               9,000             196,343
           Hitachi Koki Co., Ltd.                                                                        4,000              63,130
           Hitachi Kokusai Electric, Inc.                                                               31,000             322,319
           Hitachi Maxell, Ltd.                                                                         15,100             186,452
           Hitachi Metals, Ltd.                                                                         58,000             566,402
           Hitachi Software Engineering Co., Ltd.                                                       12,000             213,803
           Hitachi Transport System, Ltd.                                                               24,000             237,256
           Hitachi, Ltd.                                                                               912,000           6,143,309
           Hokkoku Bank, Ltd.                                                                          108,000             482,078
           Hokuetsu Paper Mills, Ltd.                                                                   58,000             285,955
           Hokugin Financial Group, Inc.                                                                65,000             278,793
           Hosiden Corp.                                                                                   800               8,049
           House Foods Corp.                                                                            41,000             572,606
           Hyakugo Bank, Ltd.                                                                           80,000             542,912
           Hyakujishi Bank, Ltd.                                                                        90,000             565,067
       *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                              398,000           1,013,481
           Itochu Corp.                                                                                134,000           1,005,914
           Itoham Foods, Inc.                                                                           78,000             300,539
           Iyo Bank, Ltd.                                                                               99,000           1,009,515
           Japan Airport Terminal Co., Ltd.                                                             27,000             237,159
           JS Group Corp.                                                                               95,840           1,769,200
           JSAT Corp.                                                                                       40              75,157
           Juroku Bank, Ltd.                                                                           127,000             911,893
           Kadokawa Holdings, Inc.                                                                       1,900              59,515
           Kagoshima Bank, Ltd.                                                                         62,000             492,942
           Kamigumi Co., Ltd.                                                                          102,000             836,861
           Kandenko Co., Ltd.                                                                           69,000             512,072
           Kansai Paint Co., Ltd., Osaka                                                                57,000             398,006
           Kanto Auto Works, Ltd.                                                                       11,200             165,594
           Katokichi Co., Ltd.                                                                          51,900             335,298
           Kawasaki Heavy Industries, Ltd.                                                             681,000           1,897,725
           Keiyo Bank, Ltd.                                                                             63,000             425,221
           Kikkoman Corp.                                                                               73,000             695,549
           Kinden Corp.                                                                                 90,000             788,013
           Kirin Brewery Co., Ltd.                                                                     406,000           4,351,228
           Kissei Pharmaceutical Co., Ltd.                                                              21,000             399,859
           Kobe Steel, Ltd.                                                                            713,000           2,067,108

           Koito Manufacturing Co., Ltd.                                                                48,000             687,967
           Kokuyo Co., Ltd.                                                                             48,000             716,677
           Komatsu, Ltd.                                                                                38,000             526,114
           Komori Corp.                                                                                 27,000             515,041
           Konica Minolta Holdings, Inc.                                                                18,000             164,372
           Kubota Corp.                                                                                 87,000             678,527
           Kuraray Co., Ltd.                                                                           121,000           1,194,275
           Kureha Chemical Industry Co., Ltd.                                                           58,000             288,566
           Kyocera Corp.                                                                                83,900           5,716,049
           KYORIN Pharmaceutical Co., Ltd.                                                              25,000             291,502
           Lintec Corp.                                                                                  2,000              38,062
           Lion Corp.                                                                                   30,000             192,421
           Mabuchi Motor Co., Ltd.                                                                       2,600             144,159
           Maeda Corp.                                                                                  38,000             248,789
           Makita Corp.                                                                                 55,000           1,350,910
           Marubeni Corp.                                                                              400,000           1,972,137
           Marui Co., Ltd.                                                                             113,100           2,122,161
           Maruichi Steel Tube, Ltd.                                                                    36,000             744,922
           Matsushita Electric Industrial Co., Ltd.                                                  1,031,998          20,743,272
           Matsushita Electric Works, Ltd.                                                             177,000           1,685,191
           Mediceo Paltac Holdings Co., Ltd.                                                            41,300             571,144
           Meiji Seika Kaisha, Ltd. Tokyo                                                              122,000             627,941
           Michinoku Bank, Ltd.                                                                         25,000             106,341
           Millea Holdings, Inc.                                                                           705          11,610,908
           Mitsubishi Gas Chemical Co., Inc.                                                           148,000           1,209,199
           Mitsubishi Heavy Industries, Ltd.                                                         1,565,000           6,568,378
           Mitsubishi Logistics Corp.                                                                   51,000             651,776
           Mitsubishi Materials Corp.                                                                  237,000             954,833
           Mitsubishi UFJ Securities Co., Ltd.                                                         124,040           1,421,474
           Mitsui Chemicals, Inc.                                                                      235,000           1,297,882
           Mitsui Engineering and Shipbuilding Co., Ltd.                                               407,000           1,058,464
           Mitsui Sumitoma Insurance Co., Ltd.                                                         625,000           7,122,274
           Mitsui Trust Holdings, Inc.                                                                  77,000             945,285
           Mitsumi Electric Co., Ltd.                                                                   10,500             107,854
       #   Mizuho Trust & Banking Co., Ltd.                                                            517,000           1,640,232
           Mori Seiki Co., Ltd.                                                                         25,500             332,402
           Morinaga Milk Industry Co., Ltd.                                                             69,000             243,938
           Musashino Bank, Ltd.                                                                         10,000             586,479
           Nagase & Co., Ltd.                                                                           41,000             488,507
       *   Namco Bandai Holdings, Inc.                                                                   7,600             115,132
           Nanto Bank, Ltd.                                                                             86,000             582,120
           NGK Insulators, Ltd.                                                                        103,000           1,580,926
           NGK Spark Plug Co., Ltd.                                                                     70,000           1,471,971
           Nichicon Corp.                                                                               18,200             220,568
           Nichirei Corp.                                                                               65,000             262,920
           Nifco, Inc.                                                                                  17,000             281,310
           Nihon Unisys, Ltd.                                                                           32,700             393,593
           Nikko Cordial Corp.                                                                          64,000             869,817
           Nippon Express Co., Ltd.                                                                    270,000           1,438,390
           Nippon Kayaku Co., Ltd.                                                                      68,000             533,852
           Nippon Meat Packers, Inc., Osaka                                                             70,000             715,536
           Nippon Mining Holdings, Inc.                                                                148,000             971,766
           Nippon Mitsubishi Oil Corp.                                                                 641,800           4,666,066
           Nippon Paint Co., Ltd.                                                                       84,000             351,869
           Nippon Paper Group, Inc.                                                                        386           1,343,874

           Nippon Sheet Glass Co., Ltd.                                                                165,000             689,849
           Nippon Shokubai Co., Ltd.                                                                    58,000             612,110
           Nippon Steel Corp.                                                                          353,000           1,190,767
           Nippon Suisan Kaisha, Ltd.                                                                   55,000             212,556
           Nippon Television Network Corp.                                                               8,040           1,237,979
           Nipponkoa Insurance Co., Ltd.                                                               173,000           1,388,054
       #   Nishimatsu Construction Co., Ltd.                                                           103,000             431,994
           Nishi-Nippon Bank, Ltd.                                                                      20,000             118,456
           Nissay Dowa General Insurance Co., Ltd.                                                     125,000             914,277
           Nisshin Seifun Group, Inc.                                                                   79,200             770,555
           Nisshin Steel Co., Ltd.                                                                     305,000             866,021
           Nisshinbo Industries, Inc.                                                                   80,000             756,233
           Noritz Corp.                                                                                  1,000              16,489
           NSK, Ltd.                                                                                   159,000           1,030,327
           NTN Corp.                                                                                    96,000             656,655
           Obayashi Corp.                                                                              192,000           1,350,358
           Ogaki Kyoritsu Bank, Ltd.                                                                    11,000              64,545
           Oita Bank, Ltd.                                                                              28,000             218,301
           Oji Paper Co., Ltd.                                                                         298,000           1,530,243
           Okumura Corp.                                                                                85,000             477,825
           Onward Kashiyama Co., Ltd.                                                                   84,000           1,392,373
           PanaHome Corp.                                                                               55,000             350,733
           Pioneer Electronic Corp.                                                                     37,100             511,606
           Q.P. Corp.                                                                                   47,700             404,711
           Rengo Co., Ltd.                                                                              70,000             358,099
       *   Resona Holdings, Inc.                                                                           267             858,597
           Rinnai Corp.                                                                                 16,100             386,619
           Ryosan Co., Ltd.                                                                              7,000             180,663
           Santen Pharmaceutical Co., Ltd.                                                              18,500             440,587
           Sanwa Shutter Corp.                                                                          48,000             265,713
     * #   Sanyo Electric Co., Ltd.                                                                     83,000             184,934
           Sanyo Shinpan Finance Co., Ltd.                                                              14,000             983,940
           Sapporo Hokuyo Holdings, Inc.                                                                   112           1,107,634
           Sapporo Holdings, Ltd.                                                                       94,000             497,945
           Seiko Epson Corp.                                                                            31,600             806,214
           Seino Holdings Co., Ltd.                                                                     65,000             594,293
           Sekisui Chemical Co., Ltd.                                                                  171,000           1,167,521
           Sekisui House, Ltd.                                                                         224,000           2,655,279
           Seventy-seven (77) Bank, Ltd.                                                               117,000             859,544
           SFCG Co., Ltd.                                                                                4,370             924,907
           Shiga Bank, Ltd.                                                                             93,000             649,047
           Shikoku Bank, Ltd.                                                                           52,000             249,882
           Shima Seiki Manufacturing Co., Ltd.                                                           2,000              53,868
           Shimachu Co., Ltd.                                                                           19,100             534,735
           Shimadzu Corp.                                                                               22,000             152,155
           Shinko Securities Co., Ltd.                                                                 397,000           1,646,995
           Shizuoka Bank, Ltd.                                                                         237,000           2,303,155
           Showa Denko KK                                                                               78,000             290,055
           Showa Shell Sekiyu KK                                                                        45,000             505,847
           Sohgo Security Services Co.,Ltd.                                                             20,100             293,185
     * #   Sojitz Corp.                                                                                 56,700             315,087
           Sompo Japan Insurance, Inc.                                                                 304,840           4,007,916
           Sony Corp.                                                                                  395,400          14,625,708
           Sumitomo Bakelite Co., Ltd.                                                                  23,000             167,079
           Sumitomo Corp.                                                                              205,000           2,422,698

           Sumitomo Electric Industries, Ltd.                                                          237,000           3,269,367
           Sumitomo Forestry Co., Ltd.                                                                  50,000             439,445
           Sumitomo Metal Mining Co., Ltd.                                                             107,000           1,067,858
           Sumitomo Mitsui Financial Group, Inc.                                                            43             411,124
           Sumitomo Osaka Cement Co., Ltd.                                                             135,000             364,610
           Sumitomo Rubber                                                                              43,000             579,935
           Suzuken Co., Ltd.                                                                            28,100             856,210
           Suzuki Motor Corp.                                                                           27,000             502,671
           Taiheiyo Cement Corp.                                                                       284,000           1,138,755
           Taisei Corp.                                                                                166,000             707,724
           Taisho Pharmaceutical Co., Ltd.                                                              60,000           1,078,077
           Taiyo Yuden Co., Ltd.                                                                        34,000             373,517
           Takara Standard Co., Ltd.                                                                    63,000             377,733
           Takashimaya Co., Ltd.                                                                        38,000             587,652
           Takefuji Corp.                                                                               45,210           3,050,100
           Tanabe Seiyaku Co., Ltd.                                                                     13,000             125,214
           Teijin, Ltd.                                                                                294,000           1,601,470
           Teikoku Oil Co., Ltd.                                                                        91,000           1,013,627
           The Joyo Bank, Ltd.                                                                         274,000           1,553,168
           The Nisshin Oillio Group, Ltd.                                                               33,000             211,446
           The San-in Godo Bank, Ltd.                                                                   53,000             490,447
           Toda Corp.                                                                                  120,000             690,518
           Toho Bank, Ltd.                                                                              64,000             329,071
           Tokai Tokyo Securities Co., Ltd.                                                             81,000             333,167
           Tokuyama Corp.                                                                               75,000             863,577
           Tokyo Broadcasting System, Inc.                                                              66,000           1,531,334
           Tokyo Dome Corp.                                                                             40,000             206,874
           Tokyo Steel Manufacturing Co., Ltd.                                                          49,100             635,428
           Tokyo Style Co., Ltd.                                                                        50,000             614,903
           Tokyo Tatemono Co., Ltd.                                                                     68,000             567,196
           Toppan Printing Co., Ltd.                                                                   221,000           2,421,055
           Toray Industries, Inc.                                                                      232,000           1,582,345
           Toshiba TEC Corp.                                                                            96,000             487,000
           Toto, Ltd.                                                                                   74,000             661,728
           Toyo Ink Manufacturing Co., Ltd.                                                             89,000             380,047
           Toyo Seikan Kaisha, Ltd.                                                                     73,000           1,094,021
           Toyo Suisan Kaisha, Ltd.                                                                     31,000             496,271
           Toyoda Machine Works, Ltd.                                                                   20,000             264,898
           Toyota Auto Body Co., Ltd.                                                                   32,000             613,189
           Toyota Industries Corp.                                                                      83,600           2,891,119
           TV Asahi Corp.                                                                                  182             454,358
           UFJ NICOS Co., Ltd.                                                                          90,000             809,673
           UNY Co., Ltd.                                                                                91,000           1,236,416
           Victor Co. of Japan, Ltd.                                                                     5,000              31,993
           Wacoal Corp.                                                                                 54,000             730,321
           Yamagata Bank, Ltd.                                                                          52,000             295,440
           Yamaguchi Bank, Ltd.                                                                         74,000             989,108
           Yamaha Corp.                                                                                 41,500             646,624
           Yamanashi Chuo Bank, Ltd.                                                                    55,000             408,143
           Yamatake Corp.                                                                                3,500              72,600
           Yamato Kogyo Co., Ltd.                                                                        8,000             119,959
           Yamazaki Baking Co., Ltd.                                                                   107,000             837,727
           Yodogawa Steel Works, Ltd.                                                                   39,000             227,173
           Yokohama Rubber Co., Ltd.                                                                   127,000             678,634
           York-Benimaru Co., Ltd.                                                                      12,000             353,146
                                                                                                                 -----------------
TOTAL -- JAPAN                                                                                                         288,472,065
                                                                                                                 -----------------

FRANCE -- (10.8%)
COMMON STOCKS -- (10.8%)
           Accor SA                                                                                      7,550             400,255
           Air France-KLM                                                                              157,437           2,922,974
           Air Liquide SA Primes De Fid 02                                                               2,553             464,138
           Arcelor SA                                                                                   30,300             721,920
           Assurances Generales de France (AGF)                                                        107,651          10,482,628
           AXA SA                                                                                      775,386          23,286,065
           BNP Paribas SA                                                                              425,473          33,527,467
           Bouygues                                                                                     18,945             903,544
       *   Business Objects SA                                                                          37,144           1,475,192
       *   Cap Gemini SA                                                                                59,817           2,363,588
           Casino Guichard Perrachon SA                                                                 10,141             665,331
       *   Club Mediterranee SA                                                                          3,600             160,075
           CNP Assurances                                                                               11,624             879,056
           Compagnie de Saint-Gobain                                                                   128,528           7,412,451
           Compagnie Francaise d'Etudes et de Construction Technip SA                                   33,072           1,868,462
           Credit Agricole SA                                                                           45,600           1,373,837
           Credit Industriel et Commercial                                                               3,760             717,290
           Eiffage SA                                                                                   12,699           1,046,262
           Esso SA                                                                                       2,900             572,422
           Euler-Hermes SA                                                                               4,001             339,164
           Eurafrance                                                                                    5,435             516,629
       *   European Aeronautic Defence & Space Co.                                                     128,359           4,732,224
           Faurecia SA                                                                                  14,460             946,460
           Fimalac SA                                                                                   18,107           1,152,162
           Fromageries Bel SA                                                                              500              81,351
           Generale des Establissements Michelin SA Series B                                            41,295           2,242,505
           Havas SA                                                                                     64,823             291,542
           Imerys SA                                                                                    18,000           1,251,135
           LaFarge SA                                                                                   63,533           5,429,326
           LaFarge SA Prime Fidelity                                                                    12,295           1,059,639
           Lagardere S.C.A. SA                                                                          14,400           1,017,178
           Nexans SA                                                                                     4,485             211,675
           Pernod-Ricard SA                                                                              7,875           1,289,530
           Peugeot SA                                                                                   98,698           5,909,409
           PPR                                                                                          60,708           6,524,430
           Remy Cointreau SA                                                                            27,450           1,124,338
           Renault SA                                                                                  116,929           9,087,496
           Safran SA                                                                                        10                 213
           Schneider SA                                                                                 72,640           6,239,564
           SCOR SA                                                                                     111,347             224,752
           SEB SA                                                                                          880              93,388
           SEB SA Prime Fidelity                                                                         1,430             146,426
           Societe BIC SA                                                                               19,397           1,134,011
           Societe des Ciments de Francais SA                                                           11,384           1,304,029
           Societe Generale Paris                                                                       46,221           5,481,031
           Sodexho Alliance SA                                                                          68,892           2,739,248
           Suez (ex Suez Lyonnaise des Eaux)                                                           167,700           4,770,193
           Thomson Multimedia                                                                           93,226           1,899,262
           Unibail SA                                                                                   13,937           1,733,190

           Valeo SA                                                                                     22,159             816,538
           Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                            1,660             787,787
           Veolia Environnement SA                                                                      40,500           1,729,557
           Vivendi Universal SA                                                                        275,359           7,946,081
                                                                                                                 -----------------
TOTAL -- FRANCE                                                                                                        171,494,420
                                                                                                                 -----------------
GERMANY -- (8.6%)
COMMON STOCKS -- (8.6%)
       *   Aareal Bank AG                                                                                9,500             357,791
           Allianz AG                                                                                   12,654           1,836,821
           AMB Generali Holding AG                                                                      35,272           3,169,619
           Audi AG                                                                                       1,000             357,118
           Bayer AG                                                                                    152,871           6,092,428
           Bayerische Motoren Werke AG                                                                 208,494           9,161,400
           BHW Holding AG                                                                                  600              10,446
           Bilfinger & Berger Bau AG                                                                     9,900             443,235
           Commerzbank AG                                                                              226,100           6,665,543
           Continental AG                                                                               14,600           1,236,606
           DaimlerChrysler AG                                                                          524,488          26,440,689
           Deutsche Bank AG                                                                            172,120          16,784,117
           Deutsche Lufthansa AG                                                                       104,072           1,395,027
           Dyckerhoff AG DM50                                                                            1,000              38,671
           E.ON AG                                                                                     136,560          12,991,543
           Fraport AG                                                                                   30,003           1,485,660
       *   GEA Group AG                                                                                 82,546             962,237
           Hannover Rueckversicherungs AG                                                               12,636             420,509
           Heidelberger Druckmaschinen AG                                                               23,833             853,340
           Hochtief AG                                                                                  24,431             990,775
           Hypo Real Estate Holding AG                                                                  12,025             624,364
       *   Infineon Technologies AG                                                                    296,174           2,649,712
           IVG Immobilien AG                                                                             2,300              44,500
     * #   Karstadt Quelle AG                                                                           63,235             816,237
       *   Koelnische Rueckversicherungs                                                                    80               7,376
       *   Lanxess AG                                                                                   15,337             485,115
           Linde AG                                                                                     25,045           1,791,479
           MAN AG                                                                                       14,850             739,387
           Merck KGAA                                                                                    1,498             123,083
           Munchener Rueckversicherungs-Gesellschaft AG                                                106,281          13,864,698
           Suedzucker AG                                                                                65,283           1,452,935
           ThyssenKrupp AG                                                                             237,687           4,778,614
           TUI AG                                                                                       95,294           1,836,794
       *   Unicredito Italiano SpA                                                                   1,193,790           7,394,837
       #   Volkswagen AG                                                                               136,592           7,141,407
           Wuestenrot & Wuerttemberg AG                                                                  2,500              43,039
                                                                                                                 -----------------
TOTAL -- GERMANY                                                                                                       135,487,152
                                                                                                                 -----------------
SWITZERLAND -- (6.5%)
COMMON STOCKS -- (6.5%)
       *   ABB, Ltd.                                                                                    44,800             391,854
           Baloise-Holding AG                                                                           15,622             831,285

           Banque Cantonale Vaudoise                                                                     4,955           1,330,557
           Berner Kantonalbank                                                                           5,200             719,704
           Ciba Spezialitaetenchemie Holding AG                                                         14,500             849,140
           Cie Financiere Richemont AG Series A                                                        393,600          15,519,861
       *   Clariant AG                                                                                  55,300             750,168
           Credit Suisse Group                                                                         557,093          27,024,448
           Ems-Chemie Holding AG                                                                         7,300             631,664
           Givaudan SA                                                                                   7,680           4,882,363
           Helvetia Patria Holding                                                                       4,457             850,630
           Holcim, Ltd.                                                                                120,362           7,798,981
           Jelmoli Holding AG                                                                               40              53,739
       *   Julius Baer Holding AG                                                                        6,884             481,945
           Kuoni Reisen Holding AG                                                                         490             189,884
           Lonza Group AG                                                                                9,000             507,820
           Luzerner Kantonalbank AG                                                                      4,000             705,645
       *   PSP Swiss Property AG                                                                        30,000           1,278,165
           Rieters Holdings AG                                                                           5,340           1,532,809
           Saurer AG                                                                                     1,500              97,498
           Sig Holding AG                                                                                2,595             542,033
       *   Sika Finanz AG, Baar                                                                          1,810           1,365,013
           St. Galler Kantonalbank                                                                       4,902           1,456,433
           Swatch Group AG                                                                              11,500           1,657,332
           Swiss Life AG                                                                                32,350           5,158,226
           Swiss Reinsurance Co., Zurich                                                                91,176           6,712,197
           Syngenta AG                                                                                  77,200           8,453,065
           The Swatch Group AG                                                                           5,993             176,264
           Valiant Holding AG                                                                            9,300             809,637
           Valora Holding AG                                                                               180              32,587
           Zurich Financial SVCS AG                                                                     50,904          10,344,117
                                                                                                                 -----------------
TOTAL -- SWITZERLAND                                                                                                   103,135,064
                                                                                                                 -----------------
SPAIN -- (5.8%)
COMMON STOCKS -- (5.8%)
           Abertis Infraestructuras SA                                                                 120,001           3,174,279
           Acciona SA                                                                                   22,208           2,456,507
           Acerinox SA                                                                                 138,400           1,835,617
           Actividades de Construccion y Servicios SA                                                   15,884             456,839
           Arcelor SA                                                                                   25,464             607,281
           Banco de Andalucia SA                                                                         2,475             220,404
           Banco de Sabadell SA                                                                        102,034           2,609,031
           Banco Pastor SA                                                                               3,876             177,229
           Banco Santander Central Hispanoamerica SA                                                 2,684,466          34,014,164
           Cementos Portland SA                                                                         18,123           1,422,271
           Corporacion Mapfre Compania Internacional de Reaseguros SA                                  107,303           1,797,531
           Ebro Puleva SA                                                                               85,295           1,502,426
           Endesa SA                                                                                   481,240          12,485,404
           Fomento de  Construcciones y Contratas SA                                                    20,600           1,138,935
           Gas Natural SDG SA                                                                           70,231           1,912,286
           Grupo Ferrovial SA                                                                            2,300             160,087
           Iberia Lineas Aereas de Espana SA                                                           521,257           1,327,719
           Inmobiliaria Colonial SA ICSA                                                                27,400           1,511,029
           Inmobiliaria Urbis SA                                                                        65,963           1,236,635
           Metrovacesa SA                                                                               10,540             674,398

           Red Electrica de Espana SA                                                                   24,600             680,359
           Repsol SA                                                                                   567,226          16,654,859
           Sacyr Vallehermoso SA                                                                        58,015           1,472,186
           Sociedad General de Aguas de Barcelona SA Class A                                            86,658           1,981,957
           Sol Melia SA                                                                                 78,006             954,236
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     92,463,669
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Aguas de Barcelona Rights 11/21/05                                                          113,765              22,802
                                                                                                                 -----------------
TOTAL -- SPAIN                                                                                                          92,486,471
                                                                                                                 -----------------
NETHERLANDS -- (5.1%)
COMMON STOCKS -- (5.1%)
           ABN AMRO Holding NV                                                                         111,836           2,749,428
           Aegon NV                                                                                    716,202          11,325,442
           AM NV                                                                                        27,562             323,685
           Buhrmann NV                                                                                  39,038             515,636
           Hunter Douglas NV                                                                            17,925             946,719
           ING Groep NV                                                                                834,028          26,943,349
       *   Koninklijke Ahold NV                                                                        539,799           4,044,215
           Koninklijke DSM NV                                                                          120,824           4,467,348
           Koninklijke KPN NV                                                                          419,189           4,138,075
           Koninklijke Philips Electronics NV                                                          625,428          17,430,045
           Koninklijke Vopak NV                                                                         18,332             535,482
           Nutreco Holding NV                                                                            9,513             408,846
           Oce NV                                                                                       68,471             974,699
           SBM Offshore NV                                                                              11,144             871,883
           Telegraaf Media Groep NV                                                                     12,167             272,054
           Univar NV                                                                                    15,400             633,808
           Vedior NV                                                                                    24,504             345,562
           VNU NV                                                                                      118,474           3,693,531
                                                                                                                 -----------------
TOTAL -- NETHERLANDS                                                                                                    80,619,807
                                                                                                                 -----------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.5%)
           Amcor, Ltd.                                                                                 396,415           2,044,625
           AMP, Ltd.                                                                                   217,265           1,233,051
           Ansell, Ltd.                                                                                102,749             816,977
           APN News & Media, Ltd.                                                                      178,333             628,350
           Australand Property Group                                                                   341,105             510,784
           AWB, Ltd.                                                                                   160,364             670,835
           AXA Asia Pacific Holdings, Ltd.                                                           1,183,515           4,430,881
           Bluescope Steel, Ltd.                                                                       413,911           2,155,946
           Boral, Ltd.                                                                                 348,764           2,103,693
           Brambles Industries, Ltd.                                                                   173,370           1,237,474
           Brickworks, Ltd.                                                                             24,359             233,597
           Caltex Australia, Ltd.                                                                      177,281           2,758,310
           Challenger Financial Services Group, Ltd.                                                   114,356             332,513
           Commonwealth Bank of Australia                                                              331,276          10,203,709
           CSR, Ltd.                                                                                   559,868           1,298,818

           Downer EDI, Ltd.                                                                            180,501             920,227
           Foster's Group, Ltd.                                                                         42,660             177,593
           Futuris Corp., Ltd.                                                                         168,147             244,142
           Iluka Resources, Ltd.                                                                        55,899             324,876
           Insurance Australiz Group, Ltd.                                                             527,166           2,035,898
           John Fairfax Holdings, Ltd.                                                                 197,487             570,838
           Lend Lease Corp., Ltd.                                                                      252,592           2,603,498
           Lion Nathan, Ltd.                                                                           361,743           1,980,924
       *   Mayne Pharma, Ltd.                                                                          347,271             687,640
           Mirvac, Ltd.                                                                                370,843           1,106,559
           National Australia Bank, Ltd.                                                               374,286           8,916,754
           Onesteel, Ltd.                                                                              362,897             957,467
           Origin Energy, Ltd.                                                                         363,165           1,884,701
           Pacific Brands, Ltd.                                                                        127,490             269,217
           Paperlinx, Ltd.                                                                              73,706             185,640
           Publishing and Broadcasting, Ltd.                                                           149,519           1,825,658
           Qantas Airways, Ltd.                                                                      1,409,322           3,911,705
           Rinker Group, Ltd.                                                                          415,659           4,760,497
           Rio Tinto, Ltd.                                                                              43,865           1,982,843
           Santos, Ltd.                                                                                365,341           3,072,448
           Seven Network, Ltd.                                                                         117,652             709,360
           Suncorp-Metway, Ltd.                                                                          5,751              83,898
       *   Symbion Health, Ltd.                                                                        347,271             944,222
                                                                                                                 -----------------
TOTAL -- AUSTRALIA                                                                                                      70,816,168
                                                                                                                 -----------------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
           Electrolux AB Series B                                                                       33,600             779,361
           Fabege AB                                                                                    61,020           1,029,416
           Gambro AB Series A                                                                          145,400           1,433,488
           Gambro AB Series B                                                                           43,900             432,862
           Holmen AB Series B                                                                           42,700           1,332,301
       *   Invik and Co. AB Series B                                                                     7,595              66,309
           Kinnevik Investment AB                                                                       75,950             609,542
           NCC AB Series B                                                                              24,800             435,839
           Nordea Bank AB                                                                            1,366,400          13,286,572
           Skandinaviska Enskilda Banken Series A                                                      109,400           2,053,328
           SKF AB Series A                                                                              20,400             262,464
           SKF AB Series B                                                                              39,600             514,932
           SSAB Swedish Steel Series A                                                                  41,000           1,315,296
           SSAB Swedish Steel Series B                                                                  12,600             371,978
           Svenska Cellulosa AB Series B                                                               107,500           3,725,531
           Svenska Handelsbanken Series A                                                               29,000             643,052
           Tele2 AB Series B                                                                           142,500           1,440,883
           TeliaSonera AB                                                                            1,346,500           6,840,265
       *   Transcom Worldwide SA Series A                                                                  385               2,415
       *   Transcom Worldwide SA Series B                                                                  715               4,973
           Trelleborg AB Series B                                                                       40,800             675,552
           Volvo AB Series A                                                                            69,600           2,883,410
           Volvo AB Series B                                                                           143,500           6,126,925
       *   Wihlborgs Fastigheter AB                                                                     12,204             268,801
                                                                                                                 -----------------
TOTAL -- SWEDEN                                                                                                         46,535,495
                                                                                                                 -----------------

HONG KONG -- (2.9%)
COMMON STOCKS -- (2.9%)
           Cheung Kong Holdings, Ltd.                                                                  856,000           8,876,182
           China Overseas Land & Investment, Ltd.                                                    1,670,000             664,967
       *   China State Construction International Holdings, Ltd.                                        92,777              21,416
           China Travel International Investment, Ltd.                                               1,316,000             304,332
           China Unicom, Ltd.                                                                        1,818,000           1,484,644
           Chinese Estates Holdings, Ltd.                                                              232,000             224,812
           Citic Pacific, Ltd.                                                                         300,000             820,674
           Great Eagle Holdings, Ltd.                                                                  151,808             385,621
           Hang Lung Group, Ltd.                                                                       560,000           1,088,360
           Henderson Land Development Co., Ltd.                                                        551,000           2,425,875
           Hong Kong and Shanghai Hotels, Ltd.                                                         341,486             372,968
           Hopewell Holdings, Ltd.                                                                     352,000             863,937
           Hutchison Whampoa, Ltd.                                                                   1,210,000          11,453,471
           Hysan Development Co., Ltd.                                                                 468,031           1,107,879
           Kerry Properties, Ltd.                                                                      633,765           1,697,638
           Miramar Hotel & Investment Co., Ltd.                                                        106,000             151,720
           MTR Corp., Ltd.                                                                           1,210,141           2,420,474
           New World Development Co., Ltd.                                                           1,389,233           1,827,063
           Shanghai Industrial Holdings, Ltd.                                                          321,000             601,757
           Shangri-La Asia, Ltd.                                                                     1,086,063           1,569,042
       #   Sino Land Co., Ltd.                                                                       2,011,724           2,375,500
           Sun Hung Kai Properties, Ltd.                                                                 5,000              47,471
           Tsim Sha Tsui Properties, Ltd.                                                              255,000             523,836
           Wharf Holdings, Ltd.                                                                        770,600           2,729,853
           Wheelock and Co., Ltd.                                                                    1,073,000           1,759,228
           Wheelock Properties, Ltd.                                                                   445,000             302,713
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     46,101,433
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Cheung Kong Rights                                                                           26,750             132,463
                                                                                                                 -----------------
TOTAL -- HONG KONG                                                                                                      46,233,896
                                                                                                                 -----------------
ITALY -- (2.7%)
COMMON STOCKS -- (2.7%)
           Banca Intesa SpA                                                                            524,600           2,527,022
           Banca Monte Dei Paschi di Siena SpA                                                         915,125           4,377,659
       *   Banca Nazionale del Lavoro SpA                                                            1,011,192           3,192,678
           Banca Popolare di Milano Scarl                                                              379,940           3,703,893
           Banca Popolare Italiana                                                                       3,450              30,008
           Banco Popolare Bergamo SpA                                                                   84,387           1,850,790
           Banco Popolare di Verona e Novara SpA                                                         6,497             125,916
           Benetton Group SpA                                                                           61,500             686,231
           Buzzi Unicem SpA                                                                            106,000           1,619,438
           Caltagirone Editore SpA                                                                     102,320             847,306
           Capitalia SpA                                                                               539,776           3,016,451
           CIR SpA (Cie Industriale Riunite), Torino                                                   577,320           1,489,539
           Compagnia Assicuratrice Unipol SpA                                                          734,869           2,117,608
           Erg SpA                                                                                      42,323           1,031,729

     * #   Fiat SpA                                                                                    158,860           1,289,814
           Fondiaria - Sai SpA                                                                          57,183           1,736,913
           IFIL Finanziaria Partecipazioni SpA                                                         356,850           1,468,163
           Italcementi SpA                                                                             142,715           2,402,909
           Italmobiliare SpA, Milano                                                                    14,363             921,988
           Milano Assicurazioni SpA                                                                    316,000           2,120,101
           Pirelli & Co. SpA                                                                           293,333             259,162
           San Paolo-IMI SpA                                                                           303,337           4,591,303
       *   Seat Pagine Gialle SpA                                                                    1,104,001             512,513
       *   SNIA SpA                                                                                     84,682               9,631
           Societe Cattolica di Assicurazoni Scarl SpA                                                   4,400             214,963
       *   Sorin SpA                                                                                    14,944              28,310
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     42,172,038
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Fiat SpA Rights 12/14/05                                                                    158,860                 393
       *   Sorin SpA Rights 12/09/05                                                                   127,023              14,602
                                                                                                                 -----------------
TOTAL RIGHTS/WARRANTS                                                                                                       14,995
                                                                                                                 -----------------
TOTAL -- ITALY                                                                                                          42,187,033
                                                                                                                 -----------------
FINLAND -- (1.7%)
COMMON STOCKS -- (1.7%)
           Fortum Oyj                                                                                  538,483           9,448,564
           Huhtamaki Oyj                                                                                64,400             987,296
           Kemira GrowHow Oyj                                                                           15,049             111,623
           Kemira Oyj                                                                                   70,823           1,024,915
           Kesko Oyj                                                                                    71,100           1,844,378
           Metso Oyj                                                                                    93,027           2,432,610
           M-Real Oyj Series B                                                                          20,300              96,955
       *   Neste Oil Oyj                                                                               111,346           3,240,098
           Okobank Class A                                                                              16,800             207,948
           Outokumpu Oyj Series A                                                                      121,900           1,634,681
           Rautaruukki Oyj Series K                                                                     16,100             327,634
           Stora Enso Oyj Series R                                                                     204,400           2,615,493
           Upm-Kymmene Oyj                                                                             177,300           3,328,212
           Wartsila Corp. Oyj Series B                                                                  10,350             277,246
                                                                                                                 -----------------
TOTAL -- FINLAND                                                                                                        27,577,653
                                                                                                                 -----------------
DENMARK -- (1.7%)
COMMON STOCKS -- (1.7%)
           A P Moller - Maersk A.S.                                                                        314           2,946,607
           Carlsberg A.S. Series B                                                                      21,787           1,132,789
           Codan A.S.                                                                                   31,260           1,640,379
           Danisco A.S.                                                                                 33,620           2,365,887
           Danske Bank A.S.                                                                            207,526           6,668,086
       *   Jyske Bank A.S.                                                                              29,350           1,368,682
           Koebenhavns Lufthavne A.S.                                                                      620             194,210
           Nordea AB                                                                                    21,596             212,021
           Rockwool A.S.                                                                                 6,150             529,544
           Sydbank A.S.                                                                                 22,100             511,902

           TDC A.S.                                                                                    139,730           8,370,410
       *   Topdanmark A.S.                                                                               3,830             312,410
       *   Vestas Wind Systems A.S.                                                                      1,800              26,750
                                                                                                                 -----------------
TOTAL -- DENMARK                                                                                                        26,279,677
                                                                                                                 -----------------
BELGIUM -- (1.6%)
COMMON STOCKS -- (1.6%)
           Ackermans & Van Haaren SA                                                                     1,842             103,323
           Banque Nationale de Belgique                                                                    160             559,994
           Bekaert SA                                                                                    8,500             670,730
           Cofinimmo SA                                                                                    487              75,652
           Compagnie Maritime Belge SA                                                                   2,020              65,200
           Cumerio                                                                                      22,499             401,597
       *   Cumerio VVPR                                                                                    720                  25
           Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                        86,418           5,457,001
           Dexia SA                                                                                     93,080           2,025,395
           D'Ieteren SA                                                                                    304              79,038
           Euronav SA                                                                                    2,020              56,815
           Fortis AG                                                                                    51,720           1,532,370
           InBev NV                                                                                    181,038           7,641,428
           KBC Bancassurance Holding SA                                                                 48,501           4,205,821
           Tessenderlo Chemie NV                                                                         9,995             317,789
           Umicore                                                                                      22,499           2,418,195
       *   Umicore-Strip VVPR                                                                              720                  85
                                                                                                                 -----------------
TOTAL -- BELGIUM                                                                                                        25,610,458
                                                                                                                 -----------------
NORWAY -- (1.4%)
COMMON STOCKS -- (1.4%)
           Aker Yards ASA                                                                               11,213             471,955
           DNB Nor ASA Series A                                                                        352,200           3,682,936
       *   Fred Olsen Energy ASA                                                                         4,000             116,088
           Norsk Hydro ASA                                                                              87,380           8,725,444
           Norske Skogindustrier ASA Series A                                                           90,800           1,322,331
           Odfjell ASA Series A                                                                          7,600             145,477
           Orkla ASA Series A                                                                          100,500           3,734,719
           Prosafe ASA                                                                                   4,150             147,692
           Smedvig ASA Series A                                                                          5,400             111,671
           Storebrand ASA                                                                              325,200           2,973,602
           Wilhelmsen (Wilhelm), Ltd. ASA Series A                                                       7,150             231,599
                                                                                                                 -----------------
TOTAL -- NORWAY                                                                                                         21,663,514
                                                                                                                 -----------------
IRELAND -- (1.4%)
COMMON STOCKS -- (1.4%)
           Allied Irish Banks P.L.C.                                                                   262,190           5,647,874
           Bank of Ireland P.L.C.                                                                      200,203           3,086,657
           CRH P.L.C.                                                                                  356,381           9,402,233
           DCC P.L.C.                                                                                    7,379             132,674
           Independent News & Media P.L.C.                                                              35,273              95,728
           Irish Life & Permanent P.L.C.                                                               180,152           3,240,213
                                                                                                                 -----------------
TOTAL -- IRELAND                                                                                                        21,605,379
                                                                                                                 -----------------

SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
           DBS Group Holdings, Ltd.                                                                    119,000           1,151,720
           Fraser & Neave, Ltd.                                                                        154,710           1,582,722
           Jardine Cycle & Carriage, Ltd.                                                               14,158              86,816
           Keppel Land, Ltd.                                                                            67,000             150,407
           Neptune Orient Lines, Ltd.                                                                  283,000             477,457
           Overseas Chinese Banking Corp., Ltd.                                                         21,200              81,391
           SembCorp Industries, Ltd.                                                                   333,700             525,146
           Singapore Airlines, Ltd.                                                                    338,800           2,340,419
           Singapore Land, Ltd.                                                                        123,000             387,845
       *   STATS ChipPAC, Ltd.                                                                          61,000              40,058
           United Overseas Bank, Ltd.                                                                   46,000             393,662
           United Overseas Land, Ltd.                                                                  235,600             333,107
                                                                                                                 -----------------
TOTAL -- SINGAPORE                                                                                                       7,550,750
                                                                                                                 -----------------
AUSTRIA -- (0.5%)
COMMON STOCKS -- (0.5%)
           Bank Austria Creditanstalt AG                                                                20,389           2,255,320
           Boehler-Uddeholm AG                                                                           2,145             349,004
           OMV AG                                                                                       29,840           1,639,784
           Telekom Austria AG                                                                           18,165             410,093
           Voestalpine AG                                                                               20,565           1,950,607
           Wienerberger AG                                                                              22,615             865,221
                                                                                                                 -----------------
TOTAL -- AUSTRIA                                                                                                         7,470,029
                                                                                                                 -----------------
CANADA -- (0.4%)
COMMON STOCKS -- (0.4%)
       *   Atco, Ltd. Class 1 Non-Voting                                                                 1,300              45,241
       *   BCE, Inc.                                                                                    38,200             904,698
       *   Bombardier, Inc. Class B                                                                     91,400             188,809
           Canadian Pacific Railway, Ltd.                                                               17,300             745,146
       *   CGI Group, Inc. Class A Subordinate Voting                                                   30,600             222,422
           Dofasco, Inc.                                                                                 3,600             198,476
       *   Fairfax Financial Holdings, Inc. Subordinate Voting                                             800             120,687
       *   Fairmont Hotels & Resorts, Inc.                                                               3,400             131,378
           Industrial Alliance Insurance & Financial Services, Inc.                                      3,700              88,008
       *   Intrawest Corp.                                                                               3,000              83,573
       *   Kinross Gold Corp.                                                                           15,900             119,252
       *   MDS, Inc.                                                                                     6,600             104,093
       *   Quebecor, Inc. Class B Subordinate Voting                                                     2,000              42,944
           Sears Canada, Inc.                                                                            2,800              81,601
           Sherritt International Corp.                                                                  5,500              45,352
           Sun Life Financial, Inc.                                                                    102,479           4,071,402
                                                                                                                 -----------------
TOTAL -- CANADA                                                                                                          7,193,082
                                                                                                                 -----------------

GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
           Alpha Bank A.E.                                                                              28,080             826,676
           Bank of Greece                                                                               12,520           1,389,624
           Coca-Cola Hellenic Bottling Co. S.A.                                                         26,930             703,008
       *   Emporiki Bank of Greece S.A.                                                                 21,120             602,640
           Hellenic Petroleum S.A.                                                                      79,260           1,103,544
       *   Hellenic Telecommunication Organization Co. S.A.                                             76,035           1,621,384
           Intracom S.A.                                                                                35,000             203,390
           Piraeus Bank S.A.                                                                             5,000              99,296
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                      6,549,562
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Emporiki Bank of Greece Rights 12/15/05                                                      21,120              55,030
                                                                                                                 -----------------
TOTAL -- GREECE                                                                                                          6,604,592
                                                                                                                 -----------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
           Banco BPI SA                                                                                203,600             888,132
           Banco Comercial Portugues SA                                                                851,303           2,115,104
           Banco Espirito Santo SA                                                                      92,784           1,459,400
           Cimpor Cimentos de Portugal SA                                                               22,112             118,513
           Jeronimo Martins SGPS SA                                                                      3,762              54,152
           Portucel-Empresa Produtora de Pasta de Papel SA                                             593,270           1,204,810
                                                                                                                 -----------------
TOTAL -- PORTUGAL                                                                                                        5,840,111
                                                                                                                 -----------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
           Air New Zealand, Ltd.                                                                       143,669             121,207
           Auckland International Airport, Ltd.                                                        373,744             476,085
           Contact Energy, Ltd.                                                                         35,243             162,674
           Fisher & Paykel Apppliances Holdings, Ltd.                                                   62,388             142,314
           Fletcher Building, Ltd.                                                                     145,648             741,282
                                                                                                                 -----------------
TOTAL -- NEW ZEALAND                                                                                                     1,643,562
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             ------------------
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
       ^   Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by
              $16,995,031 U.S. STRIPS, 11/15/10, valued at $13,794,681) to be repurchased
              at $13,524,197                                                                 $          13,523          13,522,713
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $7,491,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $7,341,180) to be repurchased at $7,232,779                                                7,232           7,232,000
                                                                                                                 -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                        20,754,713
                                                                                                                 -----------------
TOTAL INVESTMENTS - (100.0%)
(Cost $1,155,860,410)                                                                                            $   1,583,335,040
                                                                                                                 =================

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                              SHARES           VALUE++
                                                                         ---------------   ---------------
SOUTH AFRICA -- (12.1%)
COMMON STOCKS -- (12.1%)
     ABSA Group, Ltd.                                                            898,244   $    12,722,093
     Advtech, Ltd.                                                               620,958           191,805
     Aeci, Ltd.                                                                  367,392         3,011,312
     Afgri, Ltd.                                                               1,376,115         1,103,320
     African Life Assurance Co., Ltd.                                            488,203         1,686,724
  *  African Rainbow Minerals, Ltd.                                            1,038,945         6,496,364
  *  Afrikander Lease, Ltd.                                                      246,760           228,771
     AG Industries, Ltd.                                                         600,361           265,018
     Allied Electronics Corp., Ltd.                                              401,440         1,422,957
     Argent Industrial, Ltd.                                                     209,277           372,943
  *  AST Group, Ltd.                                                             195,883            15,128
     Aveng, Ltd.                                                               1,359,173         3,870,809
     AVI, Ltd.                                                                   928,811         2,220,793
     Barloworld, Ltd.                                                            812,425        12,821,554
  *  Bell Equipment, Ltd.                                                        327,590           495,499
     Business Connexion Group                                                    465,381           552,447
     Bytes Technology Group, Ltd.                                                314,654           459,676
     Capitec Bank Holdings, Ltd.                                                 171,133           629,270
     Caxton & CTP Publishers & Printers, Ltd.                                  1,649,003         3,288,237
     City Lodge Hotels, Ltd.                                                      21,170           129,799
  *  Corpgro, Ltd.                                                               579,166                 0
     Datacentrix Holdings, Ltd.                                                  319,399           126,598
  *  Datatec, Ltd.                                                               489,644         1,460,992
     Delta Electrical Industries, Ltd.                                           185,990           956,733
  *  Dimension Data Holdings PLC                                               3,977,377         2,551,060
     Distell Group, Ltd.                                                         668,065         3,091,785
     Dorbyl, Ltd.                                                                105,718           192,877
  *  Durban Roodeport Deep, Ltd.                                                 155,655           215,876
     Ellerine Holdings, Ltd.                                                     255,373         2,346,261
     Enviroserv Holdings, Ltd.                                                   259,484           163,655
     Gold Reef Casino Resorts, Ltd.                                              344,218           738,945
     Group Five, Ltd.                                                            258,794           746,772
  *  Harmony Gold Mining Co., Ltd.                                             1,528,002        18,602,113
     Highveld Steel & Vanadilum Corp., Ltd.                                      268,788         3,478,271
     Hudaco Industries, Ltd.                                                     104,300           644,762
     Iliad Africa, Ltd.                                                           76,658           124,993
     Illovo Sugar, Ltd.                                                        1,015,749         1,677,777
     Imperial Holdings, Ltd.                                                     349,923         6,638,418
     Investec, Ltd.                                                              187,263         7,470,767
  *  JCI, Ltd.                                                                 4,289,448           106,199
  *  Johnic Communications, Ltd.                                                 294,723         2,139,498
     Lereko Mobility, Ltd.                                                        27,352           156,176
     Liberty Group, Ltd.                                                       1,494,978        16,617,062
     M Cubed Holdings, Ltd.                                                    1,850,526           116,947

     Medi-Clinic Corp., Ltd.                                                   1,280,136         3,997,464
     Metair Investment, Ltd.                                                      25,609           918,081
  *  Metorex, Ltd.                                                               610,501           640,821
     Metropolitan Holdings, Ltd.                                               1,976,329         3,204,019
     Mittal Steel South Africa, Ltd.                                           2,388,294        20,735,581
     Murray & Roberts Holdings, Ltd.                                           1,138,721         3,326,465
     Mvelaphanda Group, Ltd.                                                     533,601           625,197
  *  Nampak, Ltd.                                                              2,196,247         5,445,466
     Nedbank Group, Ltd.                                                       2,021,460        27,316,866
     New Clicks Holdings, Ltd.                                                 1,422,747         1,813,072
     New Corpcapital, Ltd.                                                       579,166            20,612
     Northam Platinum, Ltd.                                                      830,061         2,288,922
     Nu-World Holdings, Ltd.                                                      75,218           352,665
     Oceana Group, Ltd.                                                          407,669           978,190
     Old Mutual PLC                                                           13,373,079        34,620,312
     Omnia Holdings, Ltd.                                                        143,874           834,280
  *  Palabora Mining Co., Ltd.                                                    69,265           449,305
     Peregrine Holdings, Ltd.                                                    770,533           714,277
     Prism Holdings, Ltd.                                                        458,100            43,795
     PSG Group, Ltd.                                                             278,342           500,847
     Rainbow Chicken, Ltd.                                                     1,064,875         1,398,570
  *  Randgold & Exploration Co., Ltd.                                            256,811           353,674
     Redefine Income Fund, Ltd.                                                   83,325            64,471
  *  Sanlam, Ltd.                                                              8,883,110        18,053,349
     Santam, Ltd.                                                                457,392         5,085,526
     Sappi, Ltd.                                                                 887,864         9,497,219
  *  Steinhoff International Holdings, Ltd.                                    3,474,550         9,230,226
  *  Sun International, Ltd.                                                     140,119         1,622,716
     Telkom SA, Ltd.                                                             270,000         5,427,262
  *  Tiger Wheels, Ltd.                                                          264,796           863,843
     Tongaat-Hulett Group, Ltd.                                                  532,348         6,194,660
     Trans Hex Group, Ltd.                                                       326,518           680,132
     Trencor, Ltd.                                                               666,282         2,104,448
     UCS Group, Ltd.                                                             687,793           160,022
     Unitrans, Ltd.                                                              165,695           945,604
     Value Group, Ltd.                                                           562,990           213,640
  *  Western Areas, Ltd.                                                         424,500         2,149,856
                                                                                           ---------------
TOTAL COMMON STOCKS                                                                            295,220,511
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)
  *  Western Areas, Ltd. Rights 12/15/05                                         127,137           283,293
                                                                                           ---------------

TOTAL -- SOUTH AFRICA                                                                          295,503,804
                                                                                           ---------------
SOUTH KOREA -- (11.7%)
COMMON STOCKS -- (11.7%)
     Aekyung Petrochemical Co., Ltd.                                              10,140           270,320
  *  Anam Semiconductor, Inc.                                                    519,149           702,195
     Asia Cement Manufacturing Co., Ltd.                                           9,438           376,338
     AUK Corp.                                                                    24,000            77,840
     Baiksan Co., Ltd.                                                            41,550            51,892
  *  Boo Kook Securities Co., Ltd.                                                17,385           183,735
     BYC Co., Ltd.                                                                   810            96,285

  *  Byuck San Corp.                                                               2,132            36,123
     Byuck San Engineering and Construction Co., Ltd.                             87,860           563,034
  *  Capro Corp.                                                                  16,830            70,693
     Cheil Industrial, Inc.                                                       95,804         2,642,469
  *  Cho Kwang Leather Co., Ltd.                                                   4,860            22,183
     Choil Aluminium Manufacturing Co., Ltd.                                       5,770            43,398
     Chon Bang Co., Ltd.                                                           2,520            90,859
     Chosun Refractories Co., Ltd.                                                 7,370           244,209
  *  CKD Bio Corp.                                                                 3,109            27,751
     D.I Corp.                                                                    65,430           180,302
  *  Dacom Corp.                                                                  36,810           487,803
     Dae Chang Industrial Co.                                                      6,170            33,203
     Dae Dong Industrial Co., Ltd.                                                 3,930            42,319
     Dae Han Fire & Marine Insurance Co., Ltd.                                    12,610           144,842
     Dae Sang Corp.                                                               49,644           743,220
     Dae Won Kang Up Co., Ltd.                                                    13,100           360,317
  *  Dae Young Packaging Co., Ltd.                                               356,210            62,929
     Daeduck Electronics Co., Ltd.                                                58,160           513,902
     Daeduck Industries Co., Ltd.                                                 39,860           401,324
     Daegu Bank Co., Ltd.                                                        193,922         2,798,038
     Daehan Flour Mills Co., Ltd.                                                  2,525           334,061
     Daehan Synthetic Fiber Co., Ltd.                                              2,000           120,088
     Daelim Industrial Co., Ltd.                                                  70,240         4,573,597
     Daelim Trading Co., Ltd.                                                     31,482           165,810
  *  Daesang Holdings Co., Ltd.                                                   33,096           198,736
     Daesung Industrial Co., Ltd.                                                  7,690           347,792
     Daewoo Engineering & Construction Co., Ltd.                                 819,780        10,446,122
     Daewoo Motor Sales Corp.                                                     61,560         1,153,663
     Daewoong Co., Ltd.                                                           12,340           284,227
     Dahaam E-Tec Co., Ltd.                                                        5,985           136,613
     Daishin Securities Co., Ltd.                                                103,481         2,054,068
     Daiyang Metal Co., Ltd.                                                      40,000            59,463
  *  Daou Technology, Inc.                                                        60,000           319,150
     DC Chemical Co., Ltd.                                                        38,990         1,140,909
  *  Dong Ah Tire Industrial Co., Ltd.                                            43,904           284,362
  *  Dong Hai Pulp Co., Ltd.                                                      14,310            32,896
     Dong IL Rubber Belt Co., Ltd.                                                 7,744            30,737
     Dong Wha Pharmaceutical Industries Co.                                        5,167           114,303
  *  Dong Won Co., Ltd.                                                            5,520            75,870
     Dong Yang Department Store Co., Ltd.                                          9,000           138,364
     Dongbu Corp.                                                                 46,410         1,180,301
     Dongbu Hannong Chemical Co., Ltd.                                            14,890           277,078
     Dongbu Securities Co., Ltd.                                                  22,040           237,543
     Dongbu Steel Co., Ltd.                                                       46,108           478,799
     Dong-Il Corp.                                                                 4,205           187,705
     Dongkook Industries Co., Ltd.                                                 1,620            10,046
     Dongkuk Steel Mill Co., Ltd.                                                155,862         2,624,454
     Dongsu Industrial Co., Ltd.                                                   9,240           275,475
     Dongsung Chemical Co., Ltd.                                                   3,770            31,975
     Dongwon F&B Co., Ltd.                                                         6,666           399,091
     Dongwon Financial Holding Co., Ltd.                                         116,926         3,951,378
     Dongwon Industries Co., Ltd.                                                  1,876            80,083
     Dongyang Express & Construction Corp.                                         3,727           188,400
  *  Dongyang Express Bus Corp.                                                    1,522            29,340
     Dongyang Mechatronics Corp.                                                  20,680           120,941

  *  Doosan Corp.                                                                 47,020         1,338,238
     Doosan Heavy Industries & Construction Co., Ltd.                            400,500        11,486,218
  *  Doosan Industrial Development Co., Ltd.                                     193,240         1,859,959
     DPI Co., Ltd.                                                                33,340           264,578
     Duck Yang Industry Co., Ltd.                                                  4,000            44,118
     Enex Co., Ltd.                                                                5,960            34,484
     F&F Co., Ltd.                                                                23,100            95,085
  *  First Fire & Marine Insurance Co., Ltd.                                      40,160           229,552
     Fursys, Inc.                                                                 24,120           553,697
     Global & Yuasa Battery Co., Ltd.                                             11,600            63,578
     Green Cross Corp.                                                            10,540           748,838
     GS Engineering & Construction Corp.                                         104,882         5,036,430
     Halla Engineering & Construction Corp.                                        7,450           234,015
     Han Kuk Carbon Co., Ltd.                                                     25,070            90,480
     Han Wha Corp.                                                               146,740         3,591,440
     Han Yang Securities Co., Ltd.                                                24,940           214,506
     Hana Securities Co., Ltd.                                                    40,790           703,918
     Handok Pharmaceuticals Co., Ltd.                                             18,150           279,875
     Handsome Corp.                                                               35,380           502,494
     Hanil Cement Manufacturing Co., Ltd.                                         18,013         1,145,955
     Hanil E-Wha Co., Ltd.                                                        79,730           294,592
     Hanil Iron & Steel Co., Ltd.                                                  1,815            31,024
     Hanjin Heavy Industry Co., Ltd.                                             165,520         3,613,057
     Hanjin Transportation Co., Ltd.                                              23,460           797,978
     Hankook Cosmetics Co., Ltd.                                                  30,000           100,639
     Hankook Tire Manufacturing Co., Ltd.                                        150,550         1,805,834
     Hankuk Electric Glass Co., Ltd.                                              23,010           696,706
     Hankuk Glass Industries, Inc.                                                22,200         1,001,223
     Hankuk Paper Manufacturing Co., Ltd.                                          9,800           452,999
  *  Hanmi Capital Co., Ltd.                                                      28,690           229,180
     Hansae Co., Ltd.                                                              3,260            70,449
     Hansol Chemical Co., Ltd.                                                    12,467           128,115
     Hansol Paper Co., Ltd.                                                      102,044         1,581,843
  *  Hansol Telecom Co., Ltd.                                                        547            19,896
     Hanssem Co., Ltd.                                                            12,390            84,516
     Hanwha Chemical Corp.                                                       246,060         2,600,779
     Hanwha Securities Co., Ltd.                                                  62,690           811,004
     Heesung Cable, Ltd.                                                           3,660            66,650
     Histeel Co., Ltd.                                                             1,188            19,532
  *  Honam Petrochemical Corp.                                                    21,360         1,027,749
     Hotel Shilla, Ltd.                                                           76,920           876,116
     HS R&A Co., Ltd.                                                              4,980            98,201
     Huchems Fine Chemical Corp.                                                  45,340           278,874
  *  Huneed Technologies Co., Ltd.                                                90,030            90,040
     Husteel Co., Ltd.                                                            10,370           180,675
     Hwa Sung Industrial Co.                                                      26,510           379,162
     Hwashin Co., Ltd.                                                            42,000           141,851
     Hyosung T & C Co., Ltd.                                                      72,817         1,088,169
     Hyundai Cement Co., Ltd.                                                     15,435           452,628
  *  Hyundai Corp.                                                                 6,015            31,048
     Hyundai Department Store H & S Co., Ltd.                                      8,362           670,503
     Hyundai Heavy Industries Co., Ltd.                                          189,160        13,202,835
     Hyundai Hysco                                                               170,820         2,526,746
  *  Hyundai Merchant Marine Co., Ltd.                                           193,270         2,389,211
     Hyundai Motor Co., Ltd.                                                     446,030        36,597,684

  *  Hyundai Pharmaceutical Ind. Co., Ltd.                                         4,200           104,422
  *  Hyundai Securities Co., Ltd.                                                249,730         3,004,657
     Il Dong Pharmaceutical Co., Ltd.                                              5,840           255,819
     Iljin Diamond Co., Ltd.                                                       9,368           121,751
  *  Iljin Display Co., Ltd.                                                       5,361            59,236
     Iljin Electric, Ltd.                                                         26,530            96,314
     Ilshin Spinning Co., Ltd.                                                     3,600           165,838
     Ilsung Pharmaceutical Co., Ltd.                                               3,990           229,659
     INI Steel Co., Ltd.                                                         235,930         4,974,095
     ISU Chemical Co., Ltd.                                                       14,350           152,969
     Jeil Pharmaceutical Co.                                                       2,220           191,543
     Jeonbuk Bank, Ltd.                                                           54,559           533,044
  *  Jinro, Ltd.                                                                     407            17,653
     Joongang Constuction Co., Ltd.                                                9,880           236,485
     KCC Corp.                                                                    29,050         6,565,881
  *  Keang Nam Enterprises Co., Ltd.                                              19,942           242,814
     KEC Corp.                                                                   155,000           279,905
     Keyang Electric Machinery Co., Ltd.                                          71,760           141,183
     KG Chemical Corp.                                                            11,123            75,258
     Kia Motors Corp.                                                            899,680        21,266,533
     Kodenshi Korea Corp.                                                         38,000           103,281
     Kolon Chemical Co., Ltd.                                                     20,220           299,417
  *  Kolon Industries, Inc.                                                       32,379           511,154
  *  Kolon International Corp.                                                     1,905            19,543
     Korea Cast Iron Pipe Co., Ltd.                                               44,688           174,782
     Korea Circuit Co.                                                            31,660           241,644
     Korea Development Co., Ltd.                                                  23,520           901,563
  *  Korea Development Leasing Corp.                                               6,348           263,575
     Korea Electric Terminal Co., Ltd.                                             9,980           196,987
     Korea Fine Chemical Co., Ltd.                                                 7,000            70,719
     Korea Flange Co., Ltd.                                                       10,290           211,577
     Korea Iron & Steel Co., Ltd.                                                 25,230           851,087
     Korea Iron & Steel Works Co., Ltd.                                           21,294           569,116
     Korea Komho Petrochemical Co., Ltd.                                          61,750         1,262,777
     Korea Mutual Savings Bank                                                    14,910           244,844
     Korea Petrochemical Industry Co., Ltd.                                       12,300           358,849
     Korea Polyol Co., Ltd.                                                       11,768           481,618
     Korea Zinc Co., Ltd.                                                         52,610         1,944,605
     Korean Air Co., Ltd.                                                        203,658         5,357,939
     Korean Air Terminal Service Co., Ltd.                                         3,490            91,914
  *  KP Chemical Corp.                                                           201,976         1,078,572
  *  KTB Network, Ltd.                                                           135,720           761,171
     Kukdo Chemical Co., Ltd.                                                      8,710           129,703
     Kukdong City Gas Co., Ltd.                                                   12,780           372,580
     Kumho Industrial Co., Ltd.                                                   99,300         1,861,662
     Kunsul Chemical Industrial Co., Ltd.                                         12,700           204,648
     Kwang Dong Pharmaceutical Co., Ltd.                                         114,660           427,657
     Kyeryong Construction Industrial Co., Ltd.                                   17,500           511,801
     Kyobo Securities Co., Ltd.                                                   76,680           751,818
     Kyong Dong Boiler Co., Ltd.                                                   3,450            66,205
  *  Kyungbang Co., Ltd.                                                           1,856           184,841
     LG Cable, Ltd.                                                               81,160         2,317,297
     LG Chemical Investment, Ltd.                                                129,850         3,500,592
     LG Chemical, Ltd.                                                            26,500         1,337,283
     LG International Corp.                                                      117,374         2,175,686

     Lotte Confectionary Co., Ltd.                                                 1,170         1,255,007
     Lotte Sam Kang Co., Ltd.                                                      2,460           402,214
  *  Meritz Securities Co., Ltd.                                                  73,900           491,228
     Motonic Corp.                                                                   640            23,852
     Namhae Chemical Corp.                                                       105,810           290,162
     Namyang Dairy Products Co., Ltd.                                              1,600           882,735
     Nong Shim Holdings Co., Ltd.                                                  1,750           134,646
     Oriental Fire & Marine Insurance Co., Ltd.                                   16,810           696,541
     Ottogi Corp.                                                                  7,320           784,962
  *  Pantech Co., Ltd.                                                            40,270           211,481
     PaperCorea, Inc.                                                             19,552            89,552
  *  Partsnic Co., Ltd.                                                           11,310            17,376
     Pohang Coated Steel Co., Ltd.                                                12,780           361,971
     Poong Lim Industrial Co., Ltd.                                               32,280           249,483
     Poong San Corp.                                                              66,220           929,282
  *  Pum Yang Construction Co., Ltd.                                              14,667           125,840
     Pusan Bank                                                                  200,400         2,440,105
     Pusan City Gas Co., Ltd.                                                     21,560           510,201
     Pyung Hwa Industrial Co., Ltd.                                               63,559           566,797
  *  Rocket Electric Co., Ltd.                                                     3,460            27,018
  *  Saehan Industries, Inc.                                                      95,610           442,334
  *  Saehan Media Corp.                                                           31,250            77,535
     Sam Yung Trading Co., Ltd.                                                   13,840            39,104
     Sambu Construction Co., Ltd.                                                 11,398           315,422
     Samhwa Crown and Closure Co., Ltd.                                            3,100            59,279
     Samhwa Paints Industrial Co., Ltd.                                           33,600           129,304
     Samlip Industrial Co., Ltd.                                                  15,670           163,239
     Samsung Climate Control Co., Ltd.                                            11,990            87,010
     Samsung Corp.                                                               331,070         6,310,117
     Samsung Electro-Mechanics Co., Ltd.                                          43,350         1,433,093
     Samsung Fine Chemicals Co., Ltd.                                             62,960         1,960,263
     Samsung Heavy Industries Co., Ltd.                                          525,070         7,628,921
     Samsung SDI Co., Ltd.                                                        10,430         1,083,017
     Samsung Securities Co., Ltd.                                                116,860         6,160,571
     Samsung Techwin Co., Ltd.                                                   130,710         2,228,891
     Samwhan Corp.                                                                17,730           359,680
     Samyang Corp.                                                                25,405         1,200,728
     Samyang Genex Co., Ltd.                                                       5,490           385,712
     Samyang Tongsang Co., Ltd.                                                    2,820            50,578
  *  Samyoung Chemical Co., Ltd.                                                   2,820            33,910
     Samyoung Corp.                                                                6,130           128,530
     Samyoung Electronics Co., Ltd.                                               39,200           335,611
     Seah Holdings Corp.                                                           4,619           295,692
     Seah Steel Corp.                                                              6,245           183,948
  *  Segye Corp.                                                                  20,530            71,331
     Sejong Industrial Co., Ltd.                                                  44,050           318,329
  *  Sejong Securities Co., Ltd.                                                  54,071           427,450
     Sempio Foods Co.                                                              3,610            48,220
     Seoul Securities Co., Ltd.                                                  546,100           656,860
  *  Shin Dong-Ah Fire & Marine Insurance Co.                                     22,873           244,645
     Shin Heung Securities Co., Ltd.                                               9,130            77,183
     Shin Young Securities Co., Ltd.                                              18,390           614,671
     Shin Young Wacoal, Inc.                                                         273            18,276
     Shinhan Financial Group Co., Ltd.                                            46,326         1,779,651
  *  Shin-Ho Paper Manufacturing Co., Ltd.                                        38,850           250,482

     Shinmoorim Paper Manufacturing Co., Ltd.                                     34,120           425,562
     Shinpoong Pharmaceutical Co., Ltd.                                            4,540           126,852
     Shinsegae Engineering & Construction Co., Ltd.                                3,980           108,520
  *  Shinsung Tongsang Co., Ltd.                                                  21,550            79,789
     Sindo Ricoh Co., Ltd.                                                        18,480           923,833
     SK Chemicals Co., Ltd.                                                       37,810         1,138,806
     SK Gas Co., Ltd.                                                             18,370           718,926
  *  SKC Co., Ltd.                                                                71,130           918,563
     Songwon Industrial Co., Ltd.                                                 24,310           102,135
  *  Ssang Bang Wool Co., Ltd.                                                    52,870           361,585
  *  Ssangyong Cement Industry Co., Ltd.                                          88,776         1,453,485
  *  Ssangyong Fire & Marine Insurance Co.                                        13,190            83,088
  *  Ssangyong Motor Co.                                                         247,830         2,234,162
     Sung Chang Enterprise Co., Ltd.                                               9,000           141,899
     Sung Shin Cement Co., Ltd.                                                   45,580         1,004,692
  *  Sungwon Corp.                                                                20,600            71,994
     Sunjin Co., Ltd.                                                              4,240           176,252
  *  Sunkyong Securities Co., Ltd.                                               384,280           510,057
     Tae Kwang Industrial Co., Ltd.                                                2,881         1,488,854
     Tae Kyung Industrial Co., Ltd.                                               63,000           242,265
     Tae Young Corp.                                                              16,270           870,353
     Taegu Department Store Co., Ltd.                                             19,941           355,921
     Tai Han Electric Wire Co., Ltd.                                              95,477         2,330,346
     Tai Lim Packaging Industries Co., Ltd.                                        4,380            27,881
  *  The Will-Bes & Co., Ltd.                                                     10,640            36,042
  *  Tong Kook Corp.                                                                 607               914
  *  Tong Yang Major Corp.                                                        24,960           152,319
     Tong Yang Moolsan Co., Ltd.                                                   4,560            30,887
     Tongil Heavy Industries Co., Ltd.                                           160,770           248,576
     TS Corp.                                                                      3,881           118,954
     Union Steel Manufacturing Co., Ltd.                                          21,297           636,696
     Wiscom Co., Ltd.                                                             22,000           110,120
     Woongjin.Com Co., Ltd.                                                       78,940           826,815
     Woori Investment & Securities Co., Ltd.                                     246,950         5,131,632
     Yoosung Enterprise Co., Ltd.                                                 37,800           183,186
     Youlchon Chemical Co., Ltd.                                                  47,300           567,065
  *  Young Poong Mining & Construction Corp.                                      18,030               956
     Youngbo Chemical Co., Ltd.                                                   33,000            89,785
     Youngone Corp.                                                              108,650           459,157
     Youngpoong Corp.                                                              2,710           354,201
     Yuhwa Securities Co., Ltd.                                                   17,000           243,643
  *  Zinus, Inc.                                                                   9,330             6,745
                                                                                           ---------------

TOTAL -- SOUTH KOREA                                                                           286,043,048
                                                                                           ---------------
TAIWAN -- (10.9%)
COMMON STOCKS -- (10.9%)
  *  A.G.V. Products Corp.                                                       327,000            64,601
  *  Abit Computer Co., Ltd.                                                     835,498            16,453
  *  Abocom Systems, Inc.                                                        105,000            25,988
  *  Accton Technology Corp.                                                   1,621,000           728,799
     Acer, Inc.                                                                  400,000           885,752
     Allis Electric Co., Ltd.                                                     86,320            14,608
     Amtran Technology Co., Ltd.                                               1,217,385           400,857

  *  Apex Science & Engineering Corp.                                            103,000            14,268
  *  Arima Computer Corp.                                                      3,278,000           688,416
     Asia Cement Corp.                                                         9,576,484         5,320,464
     Asia Chemical Corp.                                                         357,000            95,501
     Asia Polymer Corp.                                                          521,489           201,542
     Asia Vital Components Co., Ltd.                                             238,320           105,699
  *  Askey Computer Co., Ltd.                                                    781,514           306,081
     Aurora Corp.                                                                448,650           223,243
     Aurora Systems Corp.                                                        157,000            63,102
     Avision, Inc.                                                               242,503           192,150
     Bank of Kaohsiung Co., Ltd.                                               1,769,622           958,382
  *  Behavior Tech Computer Corp.                                                544,000           181,424
     Bes Engineering Corp.                                                     2,516,089           327,922
  *  Carnival Industrial Corp.                                                   336,000            52,488
     Cathay Chemical Works, Inc.                                                 131,000            34,291
  *  Cathay Real Estate Development Co., Ltd.                                  4,872,421         1,495,024
  *  Central Insurance Co., Ltd.                                                 574,020           157,909
     Central Reinsurance Co., Ltd.                                               620,614           210,752
     Chang Hwa Commercial Bank                                                16,242,459         7,608,468
  *  Chang-Ho Fibre Corp.                                                        192,000            76,269
  *  Charoen Pokphand Enterprises Co., Ltd.                                       96,000            11,817
     Cheng Loong Corp.                                                         3,038,480           712,789
  *  Chenming Mold Industrial Corp.                                              156,000            58,351
  *  Chia Her Industrial Co., Ltd.                                               699,000            25,840
  *  Chia Hsin Cement Corp.                                                    2,482,000         1,016,421
  *  Chia Hsin Food & Synthetic Fiber Co., Ltd.                                  812,250            55,073
     Chia-I Industrial Co., Ltd.                                                 474,000            56,029
  *  Chien Shing Stainless Steel Co., Ltd.                                       348,000            42,746
  *  Chien Tai Cement Co., Ltd.                                                  282,238             3,943
     China Airlines                                                           14,977,248         7,099,265
     China Chemical & Pharmaceutical Co.                                         330,264           109,815
  *  China Development Financial Holding Corp.                                34,616,000        12,460,167
     China Electric Manufacturing Co., Ltd.                                      677,000           270,313
  *  China General Plastics Corp.                                              1,163,000           290,822
  *  China Glaze Co., Ltd.                                                        54,000             9,866
  *  China Life Insurance Co., Ltd.                                            1,148,763           363,262
     China Man-Made Fiber Co., Ltd.                                            3,894,813           950,874
     China Metal Products Co., Ltd.                                              451,000           274,101
     China Motor Co., Ltd.                                                     5,444,570         5,008,825
  *  China Petrochemical Development Corp.                                     4,729,000           999,308
  *  China Rebar Co., Ltd.                                                     1,009,328            66,585
     China Steel Structure Co., Ltd.                                             178,219            68,168
     China Synthetic Rubber Corp.                                              1,237,890           453,169
  *  China United Trust & Investment Corp.                                       534,289            58,942
  *  China Wire & Cable Co., Ltd.                                                379,000            45,709
     Chinatrust Financial Holdings Co., Ltd.                                     289,901           233,369
     Chin-Poon Industrial Co., Ltd.                                            1,008,451           540,976
  *  Chun Yu Works & Co., Ltd.                                                   230,000            42,933
     Chun Yuan Steel Industrial Co., Ltd.                                        900,655           396,947
     Chung Hsin Electric & Machinery Co., Ltd.                                   858,000           523,567
     Chung Hwa Pulp Corp.                                                      1,685,419           594,796
  *  Chung Shing Textile Co., Ltd.                                               228,600             2,269
     Chungwa Picture Tubes Co., Ltd.                                          25,458,045         6,426,149
     Clevo Co.                                                                 1,310,990           379,216
  *  CMC Magnetics Corp.                                                      10,846,000         3,772,256

     Collins Co., Ltd.                                                           653,319           192,908
     Compal Electronics, Inc.                                                  2,202,190         1,928,498
  *  Compeq Manufacturing Co., Ltd.                                            1,846,000           837,039
  *  Compex International Co. Ltd.                                                46,400               277
     Continental Engineering Corp.                                             2,427,193           890,168
  *  Cosmos Bank Taiwan                                                        6,100,000         2,243,682
     CTCI Corp.                                                                1,808,645           753,966
     Cyntec Co., Ltd.                                                             36,120            23,598
  *  Da-Cin Construction Co., Ltd.                                               236,190            51,099
  *  Delpha Construction Co., Ltd.                                               228,044            21,528
     Der Pao Construction Co., Ltd.                                              483,000            56,335
     Diamond Flower Electric Instrument Co., Ltd.                                 65,280            75,425
  *  Eclat Textile Co., Ltd.                                                      52,000            25,543
     Edom Technology Co., Ltd.                                                    68,000            43,821
     Elan Microelectronics Corp.                                                 622,429           243,251
  *  Elite Material Co., Ltd.                                                     97,650            25,848
     Elite Semiconductor Memory Technology, Inc.                                 227,000           276,654
  *  Elitegroup Computer Systems Co., Ltd.                                     1,525,250         1,042,032
  *  Enlight Corp.                                                               468,000           157,228
  *  EnTie Commercial Bank                                                     4,743,474         1,653,602
  *  ET Internet Technology Corp.                                              1,330,491           338,167
     Eten Information Systems, Ltd.                                              134,000            78,866
     Eternal Chemical Co., Ltd.                                                1,734,500         1,106,351
     Eva Airways Corp.                                                        13,618,718         6,037,639
  *  Ever Fortune Industrial Co., Ltd.                                           409,000             4,027
     Everest Textile Co., Ltd.                                                   824,820           149,165
     Evergreen International Storage & Transport Corp.                         3,248,000         1,213,485
     Evergreen Marine Corp., Ltd.                                              6,092,502         3,850,317
     Everlight Chemical Industrial Corp.                                         571,950           149,948
  *  Everspring Industry Co., Ltd.                                               212,180            36,483
     Far East Textile, Ltd.                                                   15,571,942         9,500,481
     Far Eastern Department Stores, Ltd.                                       3,794,550         2,147,886
     Far Eastern International Bank                                              876,752           420,308
     Federal Corp.                                                               614,650           263,463
     Feng Hsin Iron & Steel Co., Ltd.                                            333,000           227,955
  *  FIC Global, Inc.                                                            640,080            78,415
     First Copper Technology Co., Ltd.                                           563,750           154,309
     First Financial Holding Co., Ltd.                                         3,224,550         2,241,531
     First Hotel                                                                 267,322           196,543
     Formosa Taffeta Co., Ltd.                                                 6,346,580         2,976,922
     Formosan Rubber Group, Inc.                                               1,348,000           485,517
  *  Formosan Union Chemical Corp.                                               206,961            69,410
  *  Fortune Electric Co., Ltd.                                                  191,000            51,146
  *  Fu I Industrial Co., Ltd.                                                   264,000            54,993
     Fuh-Hwa Financial Holding Co., Ltd.                                       9,699,422         3,832,104
  *  Fwuson Industry Co., Ltd.                                                   302,000            41,752
  *  G.T.M. Corp.                                                                133,000            36,458
  *  Giga Storage Corp.                                                          209,898            37,509
     Giga-Byte Technology Co., Ltd.                                            1,833,287         1,654,966
     Gold Circuit Electronics, Ltd.                                            1,421,805           698,192
  *  Goldsun Development & Construction Co., Ltd.                              3,108,640           768,913
  *  Grand Pacific Petrochemical Corp.                                         1,253,000           277,314
     Great China Metal Industry Co., Ltd.                                        540,000           217,136
     Great Wall Enterprise Co., Ltd.                                           1,124,980           337,566
  *  Helix Technology, Inc.                                                      158,211            10,155

     Hey Song Corp.                                                              763,000           195,602
  *  Ho Tung Holding Corp.                                                     1,083,628           228,232
  *  Hocheng Corp.                                                               650,000           139,021
  *  Hong Ho Precision Textile Co., Ltd.                                          93,889             7,051
     Hong Tai Electric Industrial Co., Ltd.                                      509,000           153,925
     Hsin Kuang Steel Co., Ltd.                                                  622,000           260,727
     Hsinchu International Bank                                                1,777,417           870,809
     Hsing Ta Cement Co., Ltd.                                                   376,980           100,939
     Hua Eng Wire & Cable Co., Ltd.                                              835,035           125,591
     Hua Nan Financial Holding Co., Ltd.                                          86,428            54,283
  *  Hualon Corp.                                                                257,040             8,283
  *  Hung Ching Development & Construction Co., Ltd.                             528,000            47,273
     Hung Poo Construction Corp.                                                 639,000           350,200
  *  Hung Sheng Construction Co., Ltd.                                         1,274,000           760,817
     International Bank of Taipei                                              3,672,734         2,236,057
     Inventec Corp.                                                            5,557,416         3,212,387
  *  Jean Co., Ltd.                                                              154,000            44,869
     Jui Li Enterprise Co., Ltd.                                                 195,000            63,085
     Jung Shing Wire Co., Ltd.                                                   123,000            26,311
     Kang Na Hsiung Co., Ltd.                                                     76,127            30,884
  *  Kao Hsing Chang Iron & Steel Corp.                                          520,000            86,919
  *  Kee Tai Properties Co., Ltd.                                                272,000            51,777
     Kendra Rubber Industrial Co., Ltd.                                        1,090,000           491,863
     King Yuan Electronics Co., Ltd.                                           1,603,394         1,178,920
  *  Kingdom Construction Co., Ltd.                                              975,000           232,868
     Kinpo Electronics, Inc.                                                   3,784,902         1,552,223
     Knowledge-Yield-Excellence Systems Corp.                                    402,135           308,401
  *  Kuoyang Construction Co., Ltd.                                              402,029           120,811
  *  Kwong Fong Industries Corp.                                                 230,000            26,074
     Lan Fa Textile Co., Ltd.                                                    305,915            54,475
  *  Lead Data Co., Ltd.                                                         444,140            43,293
  *  Leadtek Research, Inc.                                                      125,493            34,516
  *  Lealea Enterprise Co., Ltd.                                                 658,000            68,413
     Lee Chang Yung Chemical Industry Corp.                                      857,501           562,063
  *  Lee Chi Enterprises Co., Ltd.                                               200,900            34,908
  *  Lelon Co., Ltd.                                                             132,118            56,449
  *  Leofoo Development Co., Ltd.                                                863,000           481,822
     Les Enphants Co., Ltd.                                                      131,039            85,657
  *  Li Peng Enterprise Co., Ltd.                                              1,789,000           315,697
     Li Shin International Enterprise Corp.                                      224,496           102,018
     Lien Hwa Industrial Corp.                                                 1,867,000           603,474
     Lingsen Precision Industries, Ltd.                                          436,320           127,026
     Long Bon Development Co., Ltd.                                              884,943           354,399
     Long Chen Paper Co., Ltd.                                                   907,000           196,602
     Lucky Cement Corp.                                                          449,000            94,018
  *  Macronix International Co., Ltd.                                         14,678,000         1,743,383
     Mayer Steel Pipe Corp.                                                      164,000            62,554
     Mega Financial Holding Co., Ltd.                                         18,530,000        12,138,844
  *  Megamedia Corp.                                                                 782                 5
     Meiloon Co., Ltd.                                                            35,000            15,823
     Mercuries & Associates, Ltd.                                                967,980           209,275
  *  Mercuries Data Co., Ltd.                                                    144,800            29,652
     Merida Industry Co., Ltd.                                                   181,260           113,789
  *  Microelectronics Technology, Inc.                                         1,193,000           354,379
     Micro-Star International Co., Ltd.                                        1,515,542           852,776

  *  Microtek International, Inc.                                                115,062            16,055
     Mitac International Corp.                                                 1,100,000         1,509,143
  *  Mustek Systems, Inc.                                                        257,514            48,510
  *  Namchow Chemical Industrial Co., Ltd.                                       164,057            23,024
  *  Nankang Rubber Tire Co., Ltd.                                               104,312           100,411
     Nantex Industry Co., Ltd.                                                   359,090           149,000
     Nanya Technology Co., Ltd.                                                9,923,000         5,010,766
  *  New Asia Construction & Development Co., Ltd.                               146,000            13,334
     Nien Hsing Textile Co., Ltd.                                                387,000           247,739
     Ocean Plastics Co., Ltd.                                                    134,400            40,573
  *  Opto Tech Corp.                                                             964,000           306,242
  *  Orient Semiconductor Electronics, Ltd.                                      648,713            87,480
  *  Pacific Construction Co., Ltd.                                              324,256            19,515
  *  Pacific Electric Wire & Cable Corp.                                       1,873,020            29,060
     Pan Jit International, Inc.                                                 172,893            74,601
  *  Phihong Technology Co., Ltd.                                                468,283           221,291
  *  Picvue Electronics, Ltd.                                                    604,000            32,685
  *  Primax Electronics, Ltd.                                                  1,377,744           347,947
  *  Prince Housing & Development Corp.                                        1,808,987           332,408
  *  Procomp Informatics, Ltd.                                                   391,440                 0
  *  Prodisc Technology, Inc.                                                  2,794,157           368,007
     Quanta Display, Inc.                                                     12,625,000         4,109,544
     Radium Life Tech Corp.                                                      338,376           128,124
     Ralec Electronic Corp.                                                      180,933            80,152
     Realtek Semiconductor Corp.                                               1,432,200         1,601,450
  *  Rectron, Ltd.                                                                78,300             9,144
     Rexon Industrial Corp., Ltd.                                                218,820            52,966
  *  Ritek Corp.                                                               6,810,518         2,140,901
  *  Ruentex Development Co., Ltd.                                             2,298,000           538,912
  *  Ruentex Industries, Ltd.                                                    851,000           303,415
  *  Sampo Corp.                                                               3,749,850           518,347
     San Fang Chemical Industry Co., Ltd.                                        207,280            97,118
     Sanyang Industrial Co., Ltd.                                              2,639,000           930,917
     Sanyo Electric Co., Ltd.                                                    480,000           229,844
     SDI Corp.                                                                   191,483            71,938
     Sheng Yu Steel Co., Ltd.                                                    915,000           660,823
     Shihlin Electric & Engineering Corp.                                      1,574,000         1,101,938
  *  Shihlin Paper Corp.                                                         524,000           348,372
     Shinkong Co., Ltd.                                                          681,809           263,792
  *  Shinkong Synthetic Fibers Co., Ltd.                                       2,561,000           451,969
     Shinung Corp.                                                               290,700            45,323
     Shuttle, Inc.                                                               209,223            76,642
  *  Sin Yih Ceramic Co., Ltd.                                                   211,000            39,887
     Sincere Navigation Corp.                                                    382,052           325,975
  *  Sinkong Spinning Co., Ltd.                                                  489,000           179,146
     SinoPac Holdings Co., Ltd.                                                8,178,997         3,714,311
     Sintek Photronics Corp.                                                   2,587,182           733,499
     Siward Crystal Technology Co., Ltd.                                          42,868            25,331
  *  Solomon Technology Corp.                                                    338,000            49,617
     South East Soda Manufacturing Co., Ltd.                                     233,000            62,791
     Southeast Cement Co., Ltd.                                                  924,700           160,991
  *  Space Shuttle Hi-Tech Co., Ltd.                                             177,000            15,703
     Standard Foods Taiwan, Ltd.                                                 564,000           237,619
     Stark Technology, Inc.                                                      320,000           129,871
     Sunonwealth Electric Machine Industry Co., Ltd.                             227,460            82,859

  *  Systex Corp., Ltd.                                                        2,544,341           661,803
     Ta Chen Stainless Pipe Co., Ltd.                                            828,000           392,374
  *  Ta Chong Bank, Ltd.                                                       5,625,906         1,540,287
  *  Ta Jung Transportation Co., Ltd.                                          1,290,000           297,855
     Ta Ya Electric Wire & Cable Co., Ltd.                                       981,515           230,539
     Tah Hsin Industrial Corp.                                                   268,000            79,667
     Ta-I Technology Co., Ltd.                                                   160,272            92,564
  *  Taichung Commercial Bank                                                  4,305,000           908,098
     Tainan Business Bank                                                      1,487,012           462,047
     Tainan Spinning Co., Ltd.                                                 5,271,000         1,098,489
     Taishin Financial Holdings Co., Ltd.                                      5,210,000         2,738,951
     Taita Chemical Co., Ltd.                                                    229,690            49,914
  *  Taitung Business Bank                                                       163,395            22,969
  *  Taiwan Business Bank                                                     15,041,412         3,727,200
     Taiwan Cement Corp.                                                      11,254,751         7,032,469
     Taiwan Fire & Marine Insurance Co., Ltd.                                    622,320           267,427
  *  Taiwan Flourescent Lamp Co., Ltd.                                           124,000            39,860
     Taiwan Glass Ind. Corp.                                                   3,721,485         2,793,636
     Taiwan Hon Chuan Enterprise Co., Ltd.                                       352,070           225,046
  *  Taiwan Kolin Co., Ltd.                                                    1,709,000           394,820
     Taiwan Mask Corp.                                                           981,000           411,472
     Taiwan Navigation Co., Ltd.                                                 290,825           148,657
     Taiwan Polypropylene Co., Ltd.                                              557,000           301,957
  *  Taiwan Pulp & Paper Corp.                                                   238,000            43,612
     Taiwan Sakura Corp.                                                         257,958            56,513
     Taiwan Sogo Shinkong Security Co., Ltd.                                     586,414           377,551
     Taiwan Styrene Monomer Corp.                                              1,458,000           630,000
  *  Taiwan Tea Corp.                                                          1,055,381           178,832
  *  Tatung Co., Ltd.                                                          9,309,000         2,362,412
  *  Tay-Shan Enterprises Co., Ltd.                                              379,766            64,092
  *  Teapo Electronic Corp.                                                      266,574            46,234
  *  Teco Electric & Machinery Co., Ltd.                                       6,243,834         1,698,483
     Tecom, Ltd.                                                                 795,753           323,154
     Test-Rite International Co., Ltd.                                            98,932            64,912
     The Ambassador Hotel                                                        605,000           539,281
  *  The Chinese Bank                                                          3,601,000           393,974
  *  The Farmers Bank of China                                                 4,749,160         1,111,824
     The First Insurance Co., Ltd.                                               501,224           171,239
     Thye Ming Industrial Co., Ltd.                                              164,000            95,945
     Ton Yi Industrial Corp.                                                   4,114,810           769,710
     Tsann Kuen Enterprise Co., Ltd.                                             160,179           243,332
     TSRC Corp.                                                                1,760,000           932,438
     Tung Ho Steel Enterprise Corp.                                            2,688,555         1,439,119
  *  Twinhead International Corp.                                                211,017            25,046
     TYC Brother Industrial Co., Ltd.                                            292,320           191,650
     Tycoons Group Enterprise Co., Ltd.                                          401,000            56,685
  *  Ulead Systems, Inc.                                                          66,000            37,608
  *  Union Bank of Taiwan                                                      4,146,577         1,173,534
  *  Union Insurance Co., Ltd.                                                   842,575           149,719
     Uni-President Enterprises Corp.                                          11,839,130         5,009,438
     Unitech Printed Circuit Board Corp.                                         991,475           329,133
  *  United Epitaxy Co., Ltd.                                                    421,978           331,645
     United Microelectronics Corp.                                            32,824,183        18,237,665
  *  Universal Cement Corp.                                                      859,549           259,661
  *  Universal Microelectronics Co., Ltd.                                         69,010            18,041

     Universal Scientific Industrial Co., Ltd.                                 1,369,392           438,851
     UPC Technology Corp.                                                      2,235,796           663,739
     USI Corp.                                                                 1,676,000           449,440
     U-TECH Media Corp.                                                          130,799            29,487
  *  Ve Wong Corp.                                                               177,000            52,010
  *  Via Technologies, Inc.                                                    2,917,402         1,625,327
  *  Visual Photonics Epitacy Co., Ltd.                                           86,000            37,687
     Walsin Lihwa Corp.                                                       11,367,412         3,533,431
     Walsin Technology Corp., Ltd.                                               833,126           461,049
     Wan Hwa Enterprise Co., Ltd.                                                733,801           331,946
     Waterland Financial Holdings                                              6,719,000         2,219,503
  *  Wei Chih Steel Industrial Co., Ltd.                                         211,898            18,954
  *  Wei Chuan Food Corp.                                                        420,000           122,448
     Weltrend Semiconductor, Inc.                                                298,000           108,560
  *  Winbond Electronics Corp.                                                14,456,000         4,048,427
     Wintek Corp.                                                                154,271           208,235
  *  WPG Holdings Co., Ltd.                                                      958,985           327,621
     Wus Printed Circuit Co., Ltd.                                             1,317,928           407,240
  *  Yageo Corp.                                                               7,011,840         2,435,837
     Yang Ming Marine Transport Corp.                                          3,749,058         2,345,274
     Yeung Cyang Industrial Co., Ltd.                                            161,000            69,821
  *  Yi Jinn Industrial Co., Ltd.                                                387,000            40,323
     Yieh Phui Enterprise Co., Ltd.                                            3,843,601         1,312,780
     Yosun Industrial Corp.                                                      702,997           365,651
     Yuen Foong Yu Paper Manufacturing Co., Ltd.                               5,017,461         1,643,048
     Yulon Motor Co., Ltd.                                                     5,612,271         5,864,712
     Yung Chi Paint & Varnish Manufacturing Co., Ltd.                              1,000             1,096
     Yung Shin Pharmaceutical Industrial Co., Ltd.                               281,400           256,945
     Yung Tay Engineering Co., Ltd.                                            1,191,000           748,697
     Zig Sheng Industrial Co., Ltd.                                              792,596           150,667
                                                                                           ---------------
TOTAL COMMON STOCKS                                                                            265,960,948
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)
  *  Eclat Textile Co., Ltd. Rights 12/13/05                                       7,144                 0
                                                                                           ---------------

TOTAL -- TAIWAN                                                                                265,960,948
                                                                                           ---------------
INDIA -- (10.8%)
COMMON STOCKS -- (10.8%)
     Aarti Industries, Ltd.                                                       73,710           234,142
     Adani Exports, Ltd.                                                       1,189,912         1,643,593
  *  Aftek Infosys, Ltd.                                                         314,463           819,886
     Alembic, Ltd.                                                                22,107           141,178
     Alok Industries, Ltd.                                                       661,319         1,061,780
     Apollo Tyres, Ltd.                                                          157,787           948,356
     Arvind Mills, Ltd.                                                        1,185,419         2,844,253
     Ashok Leyland, Ltd.                                                       5,004,374         3,400,493
     Aurobindo Pharmaceuticals, Ltd.                                             188,198         1,546,496
     Avaya Globalconnect, Ltd.                                                       482             4,586
  *  Bajaj Auto Finance, Ltd.                                                     10,147            77,722
     Bajaj Auto, Ltd.                                                             58,299         2,553,601
     Ballarpur Industries, Ltd.                                                  819,477         1,867,908
     Balmer Lawrie & Co., Ltd.                                                    24,945           257,162

  *  Bank of Rajasthan, Ltd.                                                     351,617           367,454
     BASF India, Ltd.                                                             46,273           251,633
     BOC India, Ltd.                                                             132,676           504,060
     Bombay Dyeing & Manufacturing Co., Ltd.                                       5,500            37,418
  *  Century Enka, Ltd.                                                          133,495           653,483
     Century Textiles & Industries, Ltd.                                          35,147           224,338
     Chambal Fertilizers & Chemicals, Ltd.                                     2,109,450         1,750,700
     Cholamandalam Investment & Finance Co., Ltd.                                 33,044           114,085
  *  Colour-Chem, Ltd.                                                             2,398            16,694
     Deepak Fertilizers & Petrochemicals Corp., Ltd.                             259,411           497,265
  *  D-Link (India), Ltd.                                                         36,656           108,190
     Dr. Reddy's Laboratories, Ltd.                                              289,947         5,766,440
     E.I.D. - Parry (India), Ltd.                                                241,339           997,321
     EIH, Ltd.                                                                    76,605           854,958
     Electrosteel Casings, Ltd.                                                   43,769           419,311
  *  Escorts, Ltd.                                                               226,339           377,486
  *  Essar Steel, Ltd.                                                           403,634           364,845
  *  Essel Propack, Ltd.                                                          71,857           577,693
  *  Eveready Industries (India), Ltd.                                           236,058           556,088
     Exide Industries, Ltd.                                                       77,340           366,527
     Federal Bank, Ltd.                                                          277,037         1,050,992
     Finolex Cables, Ltd.                                                         76,720           459,362
     Finolex Industries, Ltd.                                                    695,629         1,190,213
     GHCL, Ltd.                                                                   88,654           202,831
     Godrej Industries, Ltd.                                                       1,000             5,543
     Great Eastern Shipping Co., Ltd.                                            958,969         4,722,074
     GTL, Ltd.                                                                   462,392         1,118,091
     Gujarat Alkalies & Chemicals, Ltd.                                          344,991         1,021,814
     Gujarat Fluorochemicals, Ltd.                                                50,745           372,266
     Gujarat Narmada Valley Fertilizers Co., Ltd.                                530,456         1,099,787
     Gujarat State Fertilizers & Chemicals, Ltd.                                 447,664         1,448,278
     H.E.G., Ltd.                                                                 99,150           365,426
  *  Himachal Futuristic Communications, Ltd.                                  1,820,985           776,306
     Himatsingka Seide, Ltd.                                                      53,568           166,045
     Hinduja TMT, Ltd.                                                            49,971           401,230
  *  Hotel Leelaventure, Ltd.                                                    183,368         1,082,990
     I.B.P. Co., Ltd.                                                              7,999            99,275
     ICI India, Ltd.                                                              29,512           199,618
  *  Igate Global Solutions, Ltd.                                                 20,446            99,241
  *  India Cements, Ltd.                                                         602,757         1,296,195
  *  India Glycols, Ltd.                                                          34,061           136,375
     Indian Hotels Co., Ltd.                                                     294,289         5,835,173
     Indian Petrochemicals Corp., Ltd.                                         1,200,291         5,950,411
     Indian Rayon & Industries, Ltd.                                             126,723         1,750,403
     Indo Gulf Fertilisers, Ltd.                                                  23,783           105,971
     Indo Rama Synthetics (India), Ltd.                                          202,314           358,000
     IndusInd Bank, Ltd.                                                       1,366,430         1,612,850
     Industrial Development Bank of India, Ltd.                                2,908,422         6,002,895
  *  Infotech Enterprises, Ltd.                                                   11,561           109,667
     Ingersoll-Rand (India), Ltd.                                                 80,491           586,091
     IPCA Laboratories, Ltd.                                                      41,093           372,884
  *  Ispat Industries, Ltd.                                                    3,659,399           849,102
     J.B. Chemicals & Pharmaceuticals, Ltd.                                      148,162           287,745
  *  J.K. Industries, Ltd.                                                        77,582           166,886
     Jammu & Kashmir Bank, Ltd.                                                  162,756         1,652,004

     Jindal Poly Films, Ltd.                                                      21,594           131,989
  *  Jindal Stainless, Ltd.                                                      567,961         1,372,801
     Jindal Steel & Power, Ltd.                                                   10,154           314,437
  *  JSW Steel, Ltd.                                                             564,278         2,545,338
     Kesoram Industries, Ltd.                                                    107,037           368,727
     Kirloskar Oil Engines, Ltd.                                                 122,868           471,998
     LIC Housing Finance, Ltd.                                                   325,645         1,437,920
     Mahavir Spinning Mills, Ltd.                                                 63,588           405,166
     Mahindra & Mahindra, Ltd.                                                   219,880         2,169,813
     Mastek, Ltd.                                                                 41,625           463,773
     Moser Baer (India), Ltd.                                                    499,016         2,171,613
  *  Mphasis BFL, Ltd.                                                           125,667           380,072
     MRF, Ltd.                                                                    12,160           754,605
  *  Mukand, Ltd.                                                                296,535           596,812
  *  Nagarjuna Fertilizers & Chemicals, Ltd.                                   1,476,016           462,296
     Nahar Spinning Mills, Ltd.                                                   22,313           122,542
  *  National Organic Chemical Industries, Ltd.                                  196,435           132,283
     Navneet Publications (India), Ltd.                                           16,703           101,411
     NIIT, Ltd.                                                                   19,941           135,356
     Nirma, Ltd.                                                                 128,867         1,353,876
     Orchid Chemicals & Pharmaceuticals, Ltd.                                    199,488           948,229
  *  Pentamedia Graphics, Ltd.                                                   658,344            93,727
     Polaris Software Lab, Ltd.                                                  380,771         1,057,747
  *  Polyplex Corp., Ltd.                                                         18,509            76,091
  *  Prism Cements, Ltd.                                                          77,736            36,258
     PSL Holdings, Ltd.                                                           52,822           286,120
     Punjab Tractors, Ltd.                                                       284,281         1,352,640
  *  Rain Calcining, Ltd.                                                         61,289            55,722
  *  Rama Newsprint & Papers, Ltd.                                                84,210            20,005
     Raymond, Ltd.                                                               215,985         1,926,488
  *  Reliance Industries, Ltd.                                                 6,386,159       115,436,390
     Rolta India, Ltd.                                                           292,974         1,231,415
     Ruchi Soya Industries, Ltd.                                                  40,707           231,950
     Samtel Color, Ltd.                                                           77,810           131,915
  *  Sonata Software, Ltd.                                                       128,474            83,787
     SRF, Ltd.                                                                   132,296           796,312
     Sterlite Industries (India), Ltd. Series A                                  115,823         2,130,140
  *  Sterlite Optical Technologies, Ltd.                                         140,600           277,954
  *  Supreme Petrochem, Ltd.                                                      69,306            47,467
     Tata Chemicals, Ltd.                                                      1,092,020         5,033,253
  *  Tata Investment Corp., Ltd.                                                  13,685            99,883
     Tata Steel, Ltd.                                                          1,751,526        13,297,260
     Tata Tea, Ltd.                                                              166,270         3,180,917
     Tube Investments of India, Ltd.                                              64,584           649,117
     TVS Motor Co., Ltd.                                                         168,117           359,601
     Ucal Fuel Systems, Ltd.                                                       4,360            21,122
  *  Usha Martin, Ltd.                                                            71,128           277,880
     UTI Bank, Ltd.                                                            1,289,368         7,610,889
  *  Uttam Galva Steels                                                          194,165           166,371
     Varun Shipping Co.                                                          336,937           495,697
  *  Videocon International, Ltd.                                                152,143           283,072
     Videsh Sanchar Nigam, Ltd.                                                  859,481         6,665,491
     Visualsoft Technologies, Ltd.                                                53,334           257,831
     Zee Telefilms, Ltd. Series B                                              1,991,512         6,703,372
  *  Zuari Industries, Ltd.                                                       35,968            92,848
                                                                                           ---------------

TOTAL -- INDIA                                                                                 262,468,968
                                                                                           ---------------

MEXICO -- (9.5%)
COMMON STOCKS -- (9.5%)
     Alfa S.A. de C.V. Series A                                                5,405,364        30,511,096
  *  Cintra S.A. de C.V.                                                          85,000            37,037
  *  Consorcio Hogar S.A. de C.V. Series B                                       540,200           161,185
     Controladora Comercial Mexicana S.A. de C.V. Series B                     7,880,200        11,644,513
  *  Corporacion Geo S.A. de C.V. Series B                                     1,728,500         5,923,759
  *  Corporacion Interamericana de Entramiento S.A. de C.V. Series B           1,643,586         3,822,112
     Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                    3,689               699
     Corporativo Fragua S.A. de C.V. Series B                                         70               304
  *  Desc S.A. de C.V. Series B                                                8,736,833         2,193,105
     El Puerto de Liverpool S.A. de C.V. Series 1                                 20,000            43,952
     El Puerto de Liverpool S.A. de C.V. Series C1                               328,600           715,904
     Embotelladora Arca S.A. de C.V., Mexico                                     304,200           669,661
  *  Empaques Ponderosa S.A. de C.V. Series B                                     90,000             7,673
  *  Empresas ICA Sociedad Controladora S.A. de C.V.                          19,372,200         8,074,044
     Fomento Economico Mexicano S.A. de C.V. Series B & D                        488,000         3,320,360
     Gruma S.A. de C.V. Series B                                               3,347,050        10,208,867
     Grupo Carso S.A. de C.V. Series A-1                                      13,173,051        31,195,062
     Grupo Cementos de Chihuahua S.A. de C.V.                                  2,692,992         8,162,901
     Grupo Continental S.A. de C.V.                                            1,444,500         2,353,453
     Grupo Corvi S.A. de C.V. Series L                                           284,000            79,360
     Grupo Financiero del Norte S.A. de C.V. Series C                          2,600,000         5,590,603
     Grupo Financiero GBM Atlantico S.A. de C.V. Series L                             74                39
     Grupo Financiero GBM Atlantico S.A. de C.V. Series O                         75,724            41,603
     Grupo Financiero Inbursa S.A. de C.V. Series O                            6,727,615        10,578,612
  *  Grupo Gigante S.A. de C.V. Series B                                         324,076           214,117
  *  Grupo Herdez S.A. de C.V.                                                   319,000           215,295
     Grupo Industrial Maseca S.A. de C.V. Series B                             2,771,700         1,937,591
     Grupo Industrial Saltillo S.A. de C.V.                                    1,246,869         1,299,191
  *  Grupo Iusacell S.A. de C.V.                                                 143,500           326,229
  *  Grupo Nutrisa S.A. de C.V.                                                      428               324
     Grupo Posadas S.A. de C.V. Series L                                         356,000           328,786
  *  Grupo Qumma S.A. de C.V. Series B                                             5,301                90
  *  Grupo Tribasa S.A. de C.V.                                                  152,065                 0
  *  Impulsora del Desarrollo Economico de America Latina S.A. de C.V.         6,727,615         5,149,108
     Industrias Bachoco S.A. de C.V.
      (Certificate Representing Series B and Series L)                           411,800         1,364,475
     Industrias Penoles S.A. de C.V.                                           1,277,400         7,139,017
  *  Industrias S.A. de C.V. Series B                                          2,361,452         4,921,090
  *  Jugos del Valle S.A. de C.V. Series B                                       213,600           384,326
     Nueva Grupo Mexico S.A. de C.V. Series B                                 21,343,635        45,974,639
  *  Organizacion Soriana S.A. de C.V. Series B                                5,249,700        22,799,919
  *  Sanluis Corporacion S.A. de C.V. Series A                                     2,400               955
  *  Sanluis Corporacion S.A. de C.V. Series C & Series B                          3,376             1,829
  *  Savia S.A. de C.V.                                                        3,457,285           682,975
  *  US Commercial Corp. S.A. de C.V.                                            271,000            96,263
     Vitro S.A. de C.V.                                                        2,699,100         3,221,432
                                                                                           ---------------

TOTAL -- MEXICO                                                                                231,393,555
                                                                                           ---------------

BRAZIL -- (7.8%)

PREFERRED STOCKS -- (6.0%)
     Acesita SA                                                                  413,076         5,513,304
     Banco Bradesco SA                                                           384,650        11,809,200
     Bradespar SA                                                                  5,702           155,262
     Brasil Telecom Participacoes SA                                           1,984,088            15,568
  *  Braskem SA Preferred A                                                      571,200         5,158,557
     Centrais Electricas de Santa Catarina SA - CELESC Series B                3,081,000         1,999,469
     Companhia Brasileira de Distribuicao Grupo Pao de Acucar                146,540,000         4,728,384
     Companhia Brasileira de Petroleo Ipiranga SA                                202,800         2,438,018
     Companhia Cia Tecidos Norte de Minas                                     21,607,500         2,093,579
     Confab Industrial SA                                                      1,800,000         2,736,555
     Contax Participacoes SA                                                       7,538             8,723
     Distribuidora de Produtos de Petroleo Ipiranga SA                             8,000           141,411
     Duratex SA                                                                  334,550         3,537,561
     Embraco SA                                                                  437,300           148,843
  *  Embratel Participacoes SA                                                 1,389,166             3,776
  *  Forjas Taurus SA                                                            254,000           180,976
     Gerdau SA                                                                 1,163,328        17,306,055
     Globex Utilidades SA                                                         34,076           151,397
     Industrias Romi SA                                                            9,200           296,438
  *  Inepar Industria e Construcoes SA                                             7,896            31,534
     Investimentos Itau SA                                                     6,952,166        23,820,673
     Magnesita SA Series A                                                   132,900,000           853,431
     Marcopolo SA                                                                370,800           799,319
     Metalurgica Gerdau SA                                                       595,200        11,452,907
     Perdigao SA NPV                                                             199,200         6,291,954
  *  Plascar Participacoes Industriais SA                                      6,900,000            26,617
     Polialden Petroquimica SA                                                   780,000           254,869
     Ripasa SA Papel e Celulose                                                1,495,000         2,483,186
     Sadia SA                                                                  3,838,282        10,608,186
     Santista Textil SA Preferred                                                 29,600           204,184
     Sao Paulo Alpargatas SA                                                      37,800           941,784
     Suzano Bahia Sul Papel e Celullose SA                                       459,431         2,647,957
     Suzano Petroquimica SA                                                      157,200           364,553
     Tele Celular Sul Participacoes SA                                       951,707,394         2,444,594
  *  Tele Leste Celular Participacoes SA                                              35               249
  *  Tele Norte Celular Participacoes SA                                       1,390,958               177
     Tele Norte Leste Participacoes SA                                             7,538           141,831
     Telemar Norte Leste SA                                                      545,000        16,074,223
     Telemig Celular Participacoes SA                                          1,422,616             2,679
  *  Telesp Celular Participacoes SA                                                 754             2,669
     Uniao des Industrias Petroquimicas SA Series B                            2,584,454         2,615,535
     Unibanco-Uniao de Bancos Brasileiros Units SA                               135,500         1,681,836
     Usinas Siderurgicas de Minas Gerais SA                                       41,925           983,673
     Vale do Rio Doce Series B                                                   239,144                 0
     Votorantim Celulose e Papel SA                                              231,000         2,839,932
                                                                                           ---------------
TOTAL PREFERRED STOCKS                                                                         145,991,628
                                                                                           ---------------

COMMON STOCKS -- (1.8%)
     Avipal SA Avicultura e Agropecua                                         12,500,000            37,440
     Brasil Telecom Participacoes SA                                          51,256,779           625,735
  *  Cia Siderurgica Belgo-Mineira                                            35,029,733        21,127,531
     Companhia Siderurgica Nacional SA                                           931,400        19,443,794
  *  Contax Participacoes SA                                                      51,468            84,087
  *  Embratel Participacoes SA                                                50,000,000           117,767
     Eternit SA                                                                   44,000           127,397
     Tele Celular Sul Participacoes SA                                        98,247,830           285,804
  *  Tele Centro Oeste Celular Participacoes SA                                   16,764           170,265
  *  Tele Leste Celular Participacoes SA                                           1,288             8,037
  *  Tele Norte Celular Participacoes SA                                      50,064,513            12,042
     Tele Norte Leste Participacoes SA                                            51,468         1,284,656
     Telemig Celular Participacoes SA                                         51,793,284           209,195
                                                                                           ---------------
TOTAL COMMON STOCKS                                                                             43,533,750
                                                                                           ---------------

TOTAL -- BRAZIL                                                                                189,525,378
                                                                                           ---------------
TURKEY -- (6.8%)
COMMON STOCKS -- (6.8%)
     Adana Cimento Sanayi Ticaret A.S.                                           259,762           240,708
     Akbank T.A.S.                                                             3,293,434        25,929,952
  *  Akenerji Elektrik Uretim A.S.                                               216,113           934,071
     Aksa Akrilik Kimya Sanayii A.S.                                             148,490         1,369,943
     Aksigorta A.S.                                                              401,460         2,620,729
     Alarko Carrier Sanayii ve Ticaret A.S.                                       40,047           412,003
  *  Alternatifbank A.S.                                                          92,933           142,979
  *  Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.                         87,865           103,420
  *  Anadolu Anonim Turk Sigorta Sirketi A.S.                                    675,177         1,444,733
     Anadolu Cam Sanayii A.S.                                                    561,694         2,222,312
  *  Ayen Enerji A.S.                                                            473,652           863,445
     Bagfas Bandirma Gubre Fabrikalari A.S.                                       11,130           371,284
     Bati Anabolu Cimento A.S.                                                   255,022         1,372,200
     Bolu Cimento Sanayii A.S.                                                   485,644         1,091,728
     Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                               98,343           799,180
     Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.                            576,288           471,157
     Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.                          9,261           616,740
     Cimsa Cimento Sanayi ve Ticaret A.S.                                        480,369         3,142,310
  *  Dardanel Onentas Gida Sanayii A.S.                                           16,183            12,663
  *  Dogan Sirketler Grubu Holding A.S.                                        3,007,361         9,083,556
     Doktas Dokumculuk Ticaret ve Sanayi A.S.                                     63,360            86,820
  *  Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                            362,756           784,617
     Eregli Demir ve Celik Fabrikalari Turk A.S.                               1,995,394        12,716,408
  *  Finansbank A.S.                                                           5,486,436        21,963,656
  *  Goldas Kuyumculuk Sanayi A.S.                                               327,200           304,144
     Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                         24,412           574,202
     Gubre Fabrikalari Ticaret A.S.                                               29,241            63,251
     Gunes Sigorta A.S.                                                          309,093           649,777
     Ihlas Holding A.S.                                                          319,654           194,210
  *  Izmir Demir Celik Sanayii A.S.                                              230,946           526,221
     Izocam Ticaret Ve Sanayi A.S.                                                27,299           159,735
     Karton Sanayi ve Ticaret A.S.                                                 1,000           127,040
     Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.                   414,951         1,317,513
  *  Kutahya Porselen Sanayii A.S.                                                 7,076           180,260
     Mardin Cimento Sanayii ve Ticaret                                           138,517           762,061
  *  Marshall Boya ve Vernik Sanayii A.S.                                         17,490           358,125

  *  Medya Holdings A.S.                                                          33,508           170,442
  *  Menderes Tekstil Sanayi ve Ticaret A.S.                                     347,650           181,127
  *  Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.               48,774            82,044
  *  Net Holding A.S.                                                            369,294           111,083
  *  Net Turizm Ticaret ve Sanayi A.S.                                           185,098           151,117
     Nortel Networks Netas Telekomuenikasyon A.S.                                 24,805           626,892
     Otobus Karoseri Sanayi A.S.                                                  98,162           544,980
     Pinar Entegre et ve Un Sanayii A.S.                                          51,591            70,346
     Pinar Sut Mamulleri Sanayii A.S.                                             58,424           168,043
  *  Raks Elektronik Sanayi ve Ticaret A.S.                                        5,859             3,412
  *  Sabah Yayincilik A.S.                                                        31,938            89,469
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                         247,799           386,812
  *  Sasa Dupont Sabanci Polyester Sanayi A.S.                                 1,346,358         1,103,552
  *  Tat Konserve Sanayii A.S.                                                   175,295           288,260
  *  Tekstil Bankasi A.S.                                                        593,043           969,591
     Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.                       156,597           234,271
     Tofas Turk Otomobil Fabrikasi A.S.                                          605,547         1,272,512
     Trakya Cam Sanayii A.S.                                                   1,227,824         4,626,623
     Turk Demir Dokum Fabrikalari A.S.                                           166,949         1,099,732
  *  Turk Dis Ticaret Bankasi A.S.                                             1,984,958         9,007,185
     Turk Pirelli Kablo ve Sistemleri A.S.                                        39,312            96,344
     Turk Sise ve Cam Fabrikalari A.S.                                         2,182,218         7,162,811
  *  Turkiye Garanti Bankasi A.S.                                              4,833,512        16,094,096
     Turkiye Is Bankasi A.S.                                                   2,232,528        19,065,081
     Ulker Gida Sanayi ve Ticaret A.S.                                           124,461           432,478
  *  Unye Cimento Sanayi ve Ticaret A.S.                                          20,978            63,498
     USAS Ucak Servisi A.S.                                                       20,520            98,387
  *  Vestel Elektronik Sanayi ve Ticaret A.S.                                    223,134           804,234
  *  Yapi ve Kredi Bankasi A.S.                                                1,405,653         5,936,555
  *  Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.                                 18,345            19,984
                                                                                           ---------------

TOTAL -- TURKEY                                                                                164,974,114
                                                                                           ---------------
MALAYSIA -- (5.4%)
COMMON STOCKS -- (5.4%)
  *  A&M Realty Berhad                                                           213,550            83,965
     ACP Industries Berhad                                                       512,000            91,477
  *  Advance Synergy Berhad                                                      641,000            38,940
     Advanced Synergy Capital Berhad                                             153,500            17,421
     Affin Holdings Berhad                                                     7,143,300         2,949,180
     Aluminum Co. of Malaysia Berhad                                             250,000           108,523
  *  AMBD Berhad                                                               1,990,900            47,516
  *  AmInvestment Group Berhad                                                   994,468           416,133
     AMMB Holdings Berhad                                                      4,338,144         2,616,663
     Ancom Berhad                                                                393,750            72,434
     Ann Joo Resources Berhad                                                  1,235,100           366,686
  *  Antah Holding Berhad                                                        306,000            19,439
     APM Automotive Holdings Berhad                                              779,100           513,488
     Apollo Food Holdings Berhad                                                 198,400           125,818
  *  Arab Malaysia Corp. Berhad                                                2,000,000           526,734
     Asas Dunia Berhad                                                           524,700            95,829
  *  Asia Pacific Land Berhad                                                  1,349,000            55,345
     Asiatic Development Berhad                                                3,736,600         2,106,659
     Avenue Assets Berhad                                                      3,097,700           524,937

     Ayer Hitam Planting Syndicate Berhad                                         27,000            15,208
     Bandar Raya Developments Berhad                                           2,459,300           539,586
     Batu Kawan Berhad                                                         1,034,500         1,903,064
  *  Berjaya Capital Berhad                                                    2,558,900           656,648
  *  Berjaya Group Berhad                                                      3,516,900            79,126
     Berjaya Land Berhad                                                       3,934,800           958,183
     Bernas Padiberas Nasional Berhad                                          2,341,700           836,764
     Bimb Holdings Berhad                                                      1,029,800           340,723
     Bina Darulaman Berhad                                                       118,000            25,299
     Binaik Equity Berhad                                                        149,800            26,342
     Bolton Properties Berhad                                                  1,107,100           219,779
     Boustead Holdings Berhad                                                  3,078,700         1,509,900
     Bumiputra-Commerce Asset Holdings Berhad                                  1,104,000         1,605,737
     Cahya Mata Sarawak Berhad                                                 1,008,800           267,020
     Chemical Co. of Malaysia Berhad                                             311,000           223,907
     Chin Teck Plantations Berhad                                                296,600           390,420
     Choo Bee Metal Industries Berhad                                            235,700            87,966
  *  Cosway Corp. Berhad                                                         854,100           149,493
  *  Country Heights Holdings Berhad                                             174,000            29,616
     Courts Mammoth Berhad                                                     1,280,000           389,881
     Cycle & Carriage Bintang Berhad                                             249,800           178,696
  *  Damansara Realty Berhad                                                     391,000             7,762
  *  Datuk Keramik Holdings Berhad                                               127,000             1,513
     Dijaya Corp. Berhad                                                         612,100           127,993
     Diversified Resources Berhad                                              6,048,600         2,193,378
     DNP Holdings Berhad                                                         166,000            26,803
     Eastern & Oriental Berhad                                                   325,000            85,917
     Eastern Pacific Industrial Corp. Berhad                                     414,400           176,377
  *  Econstates Berhad                                                           327,900            41,660
     Edaran Otomobil Nasional Berhad                                           1,327,100         1,166,218
     Esso Malaysia Berhad                                                        633,200           417,594
  *  Europlus Berhad                                                             278,100            17,667
  *  Faber Group Berhad                                                          170,300            16,929
     Far East Holdings Berhad                                                    318,400           222,035
     Focal Aims Holdings Berhad                                                  424,000            33,669
     Fraser & Neave Holdings Berhad                                               80,000           123,875
     General Corp. Berhad                                                        564,000            61,953
     Glomac Berhad                                                               591,000           186,936
     Gold IS Berhad                                                            1,287,600           408,978
     Golden Hope Plantations Berhad                                            3,785,400         4,111,530
     Golden Hope Plantations Berhad Series A                                     532,950           552,981
  *  Golden Plus Holdings Berhad                                                 201,000            22,345
  *  Gopeng Berhad                                                               273,900            36,249
  *  Grand United Holdings Berhad                                                451,100            25,671
  *  Gula Perak Berhad                                                           729,750            32,837
     Guthrie Ropel Berhad                                                        191,700           183,683
     Hap Seng Consolidated Berhad                                              1,499,200           801,584
     Highlands and Lowlands Berhad                                             3,508,500         3,733,237
  *  HIL Industries Berhad                                                       373,285            22,231
  *  Ho Hup Construction Co. Berhad                                              175,100            20,965
  *  Ho Wah Genting Berhad                                                       369,000            17,092
     Hong Leong Credit Berhad                                                  1,191,937         1,293,526
     Hong Leong Industries Berhad                                                708,000           599,804
     Hong Leong Properties Berhad                                              2,972,341           487,785
     Hume Industries (Malaysia) Berhad                                           389,967           445,841

     Hwang-DBS (Malaysia) Berhad                                                 654,000           218,089
     IGB Corp. Berhad                                                          8,275,700         2,501,442
     IJM Corp. Berhad                                                          1,608,500         1,830,366
     IJM Plantations Berhad                                                      204,400            61,677
  *  Insas Berhad                                                              1,680,000           104,500
     Integrated Logistics Berhad                                                 324,000           128,646
     IOI Properties Berhad                                                        13,600            27,718
     Island & Peninsular Berhad                                                1,847,223           698,195
     Jaya Tiasa Holdings Berhad                                                1,128,700           744,039
     Jerneh Asia Berhad                                                          265,700           145,508
  *  Johan Holdings Berhad                                                       228,000             5,733
     Johor Port Berhad                                                         1,549,900           935,355
     Johore Tenggara Oil Palm Berhad                                             464,000           141,374
     K & N Kenanga Holdings Berhad                                             1,454,300           192,757
     Keck Seng (Malaysia) Berhad                                                 832,900           449,740
     Kedah Cement Holdings Berhad                                              1,058,307         1,512,668
  *  Kejora Harta Berhad                                                         601,000            62,041
     Kian Joo Can Factory Berhad                                                 598,200           475,013
  *  KIG Glass Industrial Berhad                                                 260,000             2,409
     Kim Hin Industry Berhad                                                     325,900           120,768
     Kim Loong Resources Berhad                                                  113,000            33,200
     KPJ Healthcare Berhad                                                       478,600           195,088
     Kris Components Berhad                                                      368,377           329,277
     Kuala Lumpur Kepong Berhad                                                3,820,500         8,392,117
  *  Kub Malaysia Berhad                                                       1,251,400           115,932
     Kulim Malaysia Berhad                                                     1,295,725           857,415
  *  Kumpulan Emas Berhad                                                      1,268,000            35,450
     Kwantas Corp. Berhad                                                        123,000           124,435
  *  Land & General Berhad                                                     2,261,700            71,838
     Landmarks Berhad                                                          1,637,000           428,965
  *  Leader Universal Holdings Berhad                                          1,621,833           135,098
     Leong Hup Holdings Berhad                                                   286,000            78,729
  *  Lien Hoe Corp. Berhad                                                       654,850            34,605
     Lingui Development Berhad                                                 2,774,700           722,216
     Lion Diversified Holdings Berhad                                          2,414,300         1,635,947
     Lion Industries Corp. Berhad                                              3,576,181           585,995
     Malayan Cement Berhad                                                        67,500            10,452
     Malayawata Steel Berhad                                                     645,100           242,467
     Malaysia Building Society Berhad                                            263,000            42,812
     Malaysia Industrial Development Finance Berhad                            5,266,200         1,561,612
     Malaysian Airlines System Berhad                                             80,000            62,392
     Malaysian Mosaics Berhad                                                  1,968,000           644,442
     Malaysian National Reinsurance Berhad                                       806,900           806,794
     Malaysian Plantations Berhad                                              2,514,000         1,503,875
     Maruichi Malaysia Steel Tube Berhad                                         479,000           144,537
     Matsushita Electric Co. (Malaysia) Berhad                                   294,980           737,392
     MBM Resources Berhad                                                        349,933           245,620
  *  Meda, Inc. Berhad                                                           650,100            19,789
     Mega First Corp. Berhad                                                     448,000            94,865
     Mentakab Rubber Co. (Malaya) Berhad                                           1,100               486
     Merge Housing Berhad                                                         58,952            18,101
     Metro Kajang Holdings Berhad                                                535,333           110,958
  *  Metroplex Berhad                                                            817,000            12,975
     Mieco Chipboard Berhad                                                      732,600           217,182
     MMC Corp. Berhad                                                          6,511,900         3,395,565

     MTD Infraperdana Berhad                                                   5,891,300         1,824,463
     Muda Holdings Berhad                                                        706,000            54,193
     Muhibbah Engineering Berhad                                                 321,600            58,762
  *  MUI Properties Berhad                                                     1,314,000            92,168
  *  Mulpha International Berhad                                               6,934,500         1,082,158
  *  Multi-Purpose Holdings Berhad                                             1,974,000           397,099
     Mutiara Goodyear Development Berhad                                         247,900            29,199
     MWE Holdings Berhad                                                         360,000            53,838
     Mycron Steel Berhad                                                         119,750            23,931
  *  Naluri Berhad                                                             2,329,400           258,959
  *  Nam Fatt Berhad                                                             286,100            29,426
     Narra Industries Berhad                                                     154,200            53,987
     NCB Holdings Berhad                                                       2,363,700         1,502,145
     Negri Sembilan Oil Palms Berhad                                             167,600           109,574
     New Straits Times Press (Malaysia) Berhad                                 1,101,400           771,485
     Nylex (Malaysia) Berhad                                                     109,750            21,206
     Oriental Holdings Berhad                                                  2,837,416         3,094,271
     Oriental Interest Berhad                                                    170,000            59,846
     OSK Holdings Berhad                                                       3,075,218           757,002
     OSK Property Holdings Berhad                                                186,678            60,331
     Pacific & Orient Berhad                                                     246,137           117,476
  *  Pan Malaysia Cement Works Berhad                                          1,271,800           158,218
  *  Pan Pacific Asia Berhad                                                       5,000             2,382
  *  Paracorp Berhad                                                             252,000             6,003
     Paramount Corp. Berhad                                                      203,900           105,203
     PBA Holdings Berhad                                                       1,502,500           576,035
  *  Pernas International Holdings Berhad                                      2,664,000           423,081
     Petaling Garden Berhad                                                      871,000           345,818
     Petronas Dagangan Berhad                                                    332,800           340,155
     Phileo Allied Berhad                                                      2,670,400         2,629,404
  *  Pilecon Engineering Berhad                                                  210,000             4,169
     PJ Development Holdings Berhad                                            1,043,900           108,890
     PK Resources Berhad                                                          25,000             3,375
     PPB Group Berhad                                                          6,374,666         6,969,454
  *  Premium Nutrients Berhad                                                    513,100            22,374
  *  Prime Utilities Berhad                                                       46,000             3,660
  *  Promet Berhad                                                               140,000                 0
     Proton Holdings Berhad                                                    1,305,500         2,423,831
     Pulai Springs Berhad                                                        159,800            58,794
     RHB Capital Berhad                                                       11,437,200         6,863,595
     Road Builders (Malaysia) Holdings Berhad                                  2,368,700         1,051,781
     Sapura Telecommunications Berhad                                            155,152            34,908
     Sarawak Enterprise Corp. Berhad                                           4,271,000         1,359,307
     Sarawak Oil Palms Berhad                                                     93,000            41,634
     SCB Developments Berhad                                                     343,700           291,118
     Scientex, Inc. Berhad                                                       116,000            80,138
     Selangor Dredging Berhad                                                    619,000            57,345
     Shangri-La Hotels (Malaysia) Berhad                                         706,000           235,556
     SHL Consolidated Berhad                                                     943,700           319,736
  *  Silverstone Corp. Berhad                                                      8,690               339
     Sime Darby Berhad                                                           355,980           594,641
  *  Sime Engineering Services Berhad                                            222,000            47,009
  *  South East Asia Lumber, Inc. Berhad                                         228,800            20,288
     Southern Acids (Malaysia) Berhad                                             44,000            20,731
     Southern Bank Berhad (Foreign)                                            1,854,950         1,963,949

     Southern Steel Berhad                                                       521,000           137,733
  *  Store Corp. Berhad                                                          124,630            80,699
     Subur Tiasa Holdings Berhad                                                 438,600           306,652
     Sunrise Berhad                                                              827,200           251,795
     Sunway City Berhad                                                        2,051,700           695,123
     Sunway Holdings, Inc. Berhad                                                394,000            58,401
     Suria Capital Holdings Berhad                                             1,181,600           173,581
     TA Enterprise Berhad                                                      7,022,400         1,140,420
  *  Talam Corp. Berhad                                                          139,050             8,271
  *  Tamco Corp. Holdings Berhad                                                 219,500            15,977
     Tan Chong Motor Holdings Berhad                                           3,485,700         1,264,005
     Tekala Corp. Berhad                                                         337,700            80,407
  *  Time Dotcom Berhad                                                        8,323,300         1,053,332
     Tiong Nam Transport Holdings Berhad                                         171,500            29,052
     Tradewinds (Malaysia) Berhad                                                782,900           517,191
  *  Trengganu Development & Management Berhad                                   534,400           112,778
     Tronoh Mines Malaysia Berhad                                                508,500           439,236
     UAC Berhad                                                                   49,800            63,260
     UDA Holdings Berhad                                                         875,200           488,796
     UEM World Berhad                                                          5,673,800           653,283
     UMW Holdings Berhad                                                       3,008,943         4,700,445
     Unico-Desa Plantations Berhad                                             2,705,000           329,562
     Union Paper Holdings Berhad                                               1,014,100           155,685
     Uniphone Telecommunications Berhad                                          286,800            27,708
     United Malacca Rubber Estates Berhad                                        310,800           324,722
     United Plantations Berhad                                                   821,200         1,488,941
  *  Utama Banking Group Berhad                                                  955,000           149,140
  *  VS Industry Berhad                                                          285,500            89,927
     Warisan TC Holdings Berhad                                                  109,850            47,104
     Worldwide Holdings Berhad                                                   418,600           201,655
     WTK Holdings Berhad                                                         575,400           536,106
     Yeo Hiap Seng (Malaysia) Berhad                                             296,100           161,047
     YTL Corp. Berhad                                                          2,986,700         4,308,501
     Yu Neh Huat Berhad                                                          748,600           225,888
                                                                                           ---------------
TOTAL COMMON STOCKS                                                                            130,852,687
                                                                                           ---------------
PREFERRED STOCKS -- (0.0%)
        * Malayan United Industries Berhad A1 08/03/13                         1,526,067            22,216
        * Malayan United Industries Berhad A2 08/03/13                         1,526,067            18,177
                                                                                           ---------------
TOTAL PREFERRED STOCKS                                                                              40,393
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)
  *  Melewar Industrial Group Berhad Warrants                                     95,800             4,818
  *  Mieco Chipboard Berhad Warrants 04/21/09                                     76,000             6,035
  *  Pan Pacific Asia Berhad Rights                                               28,045                 0
  *  Sarawak Oil Palms Berhad Rights 04/01/06                                     46,500             3,569
                                                                                           ---------------
TOTAL RIGHTS/WARRANTS                                                                               14,422
                                                                                           ---------------

TOTAL -- MALAYSIA                                                                              130,907,502
                                                                                           ---------------

ISRAEL -- (4.5%)
COMMON STOCKS -- (4.5%)
  *  Afcon Industries, Ltd.                                                        2,102             7,621
     Albad Massuot Yitzhak, Ltd.                                                  13,365           129,796
     American Israeli Paper Mills, Ltd.                                           20,151           797,239
  *  Ashtrom Properties, Ltd.                                                    171,400            70,513
     Azorim Investment Development & Construction Co., Ltd.                      299,403         2,792,454
     Bank Hapoalim, Ltd.                                                       5,987,462        25,965,262
     Bank Leumi Le-Israel                                                      7,901,628        28,366,273
     Bank of Jerusalem, Ltd.                                                      71,150            87,140
  *  Baran Group, Ltd.                                                            94,200           845,604
     Blue Square Chain Stores Properties & Investments, Ltd.                      33,400           304,111
     CLAL Industries, Ltd.                                                       773,796         3,784,031
  *  Delta Galil Industries, Ltd.                                                 95,091           618,229
  *  Discount Mortgage Bank, Ltd.                                                  3,611           416,980
     Elbit Medical Imaging, Ltd.                                                 168,210         2,642,947
  *  Electra (Israel), Ltd.                                                        6,264           461,172
  *  Electra Consumer Products                                                    53,450           285,094
     Elron Electronic Industries, Ltd.                                           202,296         2,192,379
  *  Feuchtwanger Investments 1984, Ltd.                                          10,500                27
  *  First International Bank of Israel, Ltd. Par Value $0.01                    550,597         1,083,536
  *  First International Bank of Israel, Ltd. Par Value $0.05                    294,660         2,865,354
     Formula Systems (1985), Ltd.                                                 93,700           969,604
  *  Formula Vision Technologies, Ltd.                                             1,953             1,095
     Global Trade Centre Real Estate NV                                            3,052            10,418
  *  Granite Hacarmel Investments, Ltd.                                          142,500           158,980
     IDB Development Corp., Ltd. Series A                                         87,522         2,439,683
     Industrial Building Corp., Ltd.                                             742,835         1,015,763
     Israel Cold Storage & Supply Co., Ltd.                                        7,000            32,686
     Israel Corp., Ltd. Series A                                                   4,000         1,350,113
  *  Israel Land Development Co., Ltd.                                           234,969           715,125
     Israel Petrochemical Enterprises, Ltd.                                      253,817         2,080,675
  *  Israel Steel Mills, Ltd.                                                     97,000               813
  *  J.O.E.L. Jerusalem Oil Exploration, Ltd.                                     17,096           122,362
  *  Kardan Israel, Ltd.                                                           2,237             4,469
     Knafaim-Arkia Holdings, Ltd.                                                117,857         1,351,038
  *  Koor Industries, Ltd.                                                       125,769         6,715,279
     Leader Holding & Investments, Ltd.                                          166,882           286,966
  *  Liberty Properties, Ltd.                                                      3,457            20,418
     M.A.Industries, Ltd.                                                        227,355         1,239,058
     Mehadrin, Ltd.                                                               24,063           440,248
     Merhav-Ceramic & Building Materials Center, Ltd.                             36,232            57,450
  *  Middle East Tube Co., Ltd.                                                   46,200            48,894
     Miloumor, Ltd.                                                               50,403           161,514
     Minrav Holdings, Ltd.                                                         2,000            58,247
  *  Naphtha Israel Petroleum Corp.                                              323,900            58,285
  *  Nice Systems, Ltd.                                                           50,930         2,268,698
  *  OCIF Investments and Development, Ltd.                                        7,956           136,150
     Otzar Hashilton Hamekomi, Ltd.                                                1,050            82,293
     Packer Plada, Ltd.                                                            4,006           167,546
     Polgat Industries, Ltd. Series A                                             87,600            42,777
     Property and Building Corp., Ltd.                                            11,288         1,021,760
  *  Scitex Corp., Ltd.                                                          365,565         2,102,545
     Shrem Fudim Kelner & Co., Ltd.                                               54,600           167,121
     Suny Electronic Inc., Ltd.                                                   63,157           236,081
     Super-Sol, Ltd. Series B                                                    688,337         1,698,351
  *  Team Computer & Systems, Ltd.                                                 7,900            76,931

  *  Tower Semiconductor, Ltd.                                                   130,554           222,571
  *  Union Bank of Israel, Ltd.                                                  373,011         1,555,901
  *  United Mizrahi Bank, Ltd.                                                 1,263,799         6,853,275
  *  Urdan Industries, Ltd.                                                      183,950           108,123
  *  Ytong Industries, Ltd.                                                      174,250           117,909
                                                                                           ---------------
TOTAL COMMON STOCKS                                                                            109,912,977
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)
  *  GTC Warrants                                                                     91                 0
                                                                                           ---------------

TOTAL -- ISRAEL                                                                                109,912,977
                                                                                           ---------------
CZECH REPUBLIC -- (3.5%)
COMMON STOCKS -- (3.5%)
  *  Cesky Telecom A.S.                                                          535,201        10,779,403
     CEZ A.S.                                                                  2,744,208        75,160,267
                                                                                           ---------------

TOTAL -- CZECH REPUBLIC                                                                         85,939,670
                                                                                           ---------------
POLAND -- (3.1%)
COMMON STOCKS -- (3.1%)
  *  Amica Wronki SA                                                             174,355           998,034
     Bank Millennium SA                                                        6,347,135         8,794,335
     Bank Przemyslowo Handlowy BPH SA                                              9,050         1,869,953
     Bank Zackodni WBK SA                                                         31,975         1,219,089
  *  Budimex SA                                                                  124,553         1,275,262
     Debica SA                                                                    76,366         1,494,585
  *  Echo Investment SA                                                           24,869         1,108,956
     Elektrobudowa SA                                                             31,748           352,816
     Fabryki Mebli Forte SA                                                       36,826           140,043
  *  Huta Ferrum SA                                                                4,233            11,133
     Impexmetal SA                                                               241,068         4,642,184
  *  Kredyt Bank SA                                                               65,207           256,621
     Lentex SA                                                                   139,083           593,233
  *  Mostostal Export SA                                                         654,595           281,553
  *  Mostostal Warszawa SA                                                       183,300           423,996
  *  Mostostal Zabrze Holding SA                                                 140,376            59,305
     Netia Holdings SA                                                         2,929,680         4,823,042
     Orbis SA                                                                    668,253         6,400,503
     Polski Koncern Naftowy Orlen SA                                           1,889,530        33,935,305
     Prokom Software SA                                                           50,388         1,913,315
     Przedsiebiorstwo Farmaceutyczne JELFA SA                                    139,333         3,295,029
  *  Raciborska Fabryka Kotlow SA                                                291,972         1,628,275
  *  Stalexport SA                                                               422,172           206,106
  *  Ster-Projekt SA                                                             189,938           443,808
                                                                                           ---------------

TOTAL -- POLAND                                                                                 76,166,481
                                                                                           ---------------

INDONESIA -- (3.1%)
COMMON STOCKS -- (3.1%)
  *  PT Apac Centretex Corporation Tbk                                           774,000             6,562
     PT Asahimas Flat Glass Tbk                                                5,333,500         1,698,257
     PT Astra Agro Lestari Tbk                                                12,660,500         6,930,851
     PT Astra Graphia Tbk                                                     18,779,000           513,552
     PT Bank Pan Indonesia Tbk                                               113,482,661         4,235,916
     PT Berlian Laju Tanker Tbk                                               54,456,800         5,146,745
     PT Bhakti Investama Tbk                                                  31,933,500           588,690
     PT Branta Mulia Tbk                                                         180,000            17,865
  *  PT Budi Acid Jaya Tbk                                                     6,410,000            57,521
  *  PT Charoen Pokphand Indonesia Tbk                                        13,979,000           404,127
     PT Clipan Finance Indonesia Tbk                                          12,461,000           359,549
  *  PT Davomas Adabi Tbk                                                     71,017,500           564,717
     PT Dynaplast Tbk                                                          3,040,000           347,999
  *  PT Ever Shine Textile Tbk                                                19,347,215           188,165
  *  PT Great River International Tbk                                          1,788,000            82,043
  *  PT Hero Supermarket Tbk                                                     220,000           132,768
     PT Indorama Synthetics Tbk                                                7,901,320           346,646
     PT International Nickel Indonesia Tbk                                     7,522,000         9,585,057
     PT Jaya Real Property Tbk                                                 5,189,500           968,865
  *  PT Karwell Indonesia Tbk                                                  1,466,500            36,205
  *  PT Kawasan Industry Jababeka Tbk                                            534,000             4,509
     PT Komatsu Indonesia Tbk                                                  6,049,000         5,128,828
     PT Lautan Luas Tbk                                                        7,721,000           364,362
     PT Matahari Putra Prima Tbk                                              12,852,500         1,306,261
     PT Mayorah Indah Tbk                                                      8,497,572           500,109
     PT Medco Energi International Tbk                                        31,249,000        10,329,197
     PT Metrodata Electronics Tbk                                             18,582,000           128,937
  *  PT Modern Photo Tbk                                                       1,266,500            64,430
  *  PT Mutlipolar Corporation Tbk                                             7,188,750           110,998
  *  PT Panasia Indosyntec Tbk                                                   403,200            16,691
     PT Panin Insurance Tbk                                                   27,086,000           674,735
     PT Rig Tenders Indonesia Tbk                                              2,760,000           262,923
  *  PT Selamat Semp Tbk                                                      10,624,000           334,279
     PT Semen Gresik Tbk                                                       8,421,591        15,013,158
  *  PT Sinar Mas Agro Resources & Technology Tbk                              8,442,900           822,322
     PT Summarecon Agung Tbk                                                   2,250,000           165,761
  *  PT Sunson Textile Manufacturer Tbk                                        6,012,000           202,826
  *  PT Suparma Tbk                                                            3,995,345            81,567
  *  PT Surya Dumai Industri Tbk                                               5,145,000           184,758
     PT Surya Toto Indonesia Tbk                                                  46,400            27,771
     PT Tempo Scan Pacific Tbk                                                 6,466,000         3,744,076
     PT Tigaraksa Satria Tbk                                                     684,000            22,857
     PT Timah Tbk                                                              5,855,000         1,002,083
     PT Trias Sentosa Tbk                                                     29,527,200           396,950
     PT Trimegah Sec Tbk                                                      34,298,000           493,496
     PT Tunas Ridean Tbk                                                      10,810,000           688,387
  *  PT Ultrajaya Milk Industry & Trading Co. Tbk                             13,717,500           334,757
     PT Unggul Indah Corp. Tbk                                                   371,435            94,480
                                                                                           ---------------

TOTAL -- INDONESIA                                                                              74,713,608
                                                                                           ---------------
THAILAND -- (3.0%)
COMMON STOCKS -- (3.0%)
  *  Adkinson Securities Public Co., Ltd. (Foreign)                            1,753,500           391,131
  *  Advance Agro Public Co., Ltd. (Foreign)                                   1,859,030         1,050,198

     Amarin Plaza Public Co., Ltd. (Foreign)                                   1,130,300            50,150
     Bangkok Bank Public Co., Ltd. (Foreign)                                     229,700           584,762
     Bangkok Expressway Public Co., Ltd. (Foreign)                             5,353,500         2,855,546
     Bangkok Insurance Public Co., Ltd. (Foreign)                                 60,600           379,071
  *  Bangkok Land Public Co., Ltd. (Foreign)                                  39,735,803           539,509
     Bank of Ayudhya Public Co., Ltd. (Foreign)                               16,377,100         5,161,894
     Banpu Public Co., Ltd. (Foreign)                                          1,454,300         4,513,284
     Big C Supercenter Public Co., Ltd. (Foreign)                              1,274,800           942,694
     Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)               10,961,500           946,125
     Capital Nomura Securities Public Co., Ltd. (Foreign)                        370,100           385,848
     Central Plaza Hotel Public Co., Ltd. (Foreign)                              723,000           530,264
     Charoen Pokphand Foods Public Co., Ltd. (Foreign)                        27,584,340         3,377,401
     Delta Electronics (Thailand) Public Co., Ltd. (Foreign)                   2,814,700           996,354
     Eastern Water Resources Development & Management
      Public Co., Ltd. (Foreign)                                               8,835,200           788,302
     Finansa Public Co., Ltd. (Foreign)                                          113,400            47,840
  *  Golden Land Property Development Public Co., Ltd. (Foreign)                 232,500            37,486
     Hana Microelectronics Public Co., Ltd. (Foreign)                            935,000           550,867
     Hermraj Land & Development Public Co., Ltd. (Foreign)                    15,788,300           302,406
     ICC International Public Co., Ltd. (Foreign)                              2,755,000         2,738,635
  *  Jasmine International Public Co., Ltd. (Foreign)                         23,119,600           218,612
     Kang Yong Electric Public Co., Ltd. (Foreign)                               236,200           320,698
     Kasikornbank Public Co., Ltd. (Foreign)                                   1,530,000         2,374,106
     KCE Electronics Public Co., Ltd. (Foreign)                                  120,000            17,748
     KGI Securities One Public Co., Ltd. (Foreign)                             5,011,800           250,317
     Kiatnakin Finance Public Co., Ltd. (Foreign)                                675,900           450,655
     Krung Thai Bank Public Co., Ltd. (Foreign)                               29,431,100         7,099,999
     Krungthai Card Public Co., Ltd. (Foreign)                                   612,600           292,598
     Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                          545,800           610,378
     Loxley Public Co., Ltd. (Foreign)                                         5,492,700           257,023
     MBK Development  Public Co., Ltd. (Foreign)                                 226,700           241,843
  *  Millennium Steel Public Co., Ltd. (Foreign)                               6,139,300           154,803
     MK Real Estate Development Public Co., Ltd. (Foreign)                     1,181,200            63,578
     Modernform Group Public Co., Ltd. (Foreign)                                  46,000            37,920
     Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)                   134,300           898,698
  *  Nakornthai Strip Mill Public Co., Ltd. (Foreign)                         29,133,700           346,115
     National Finance and Securities Public Co., Ltd. (Foreign)                9,726,200         2,924,109
     National Petrochemical Public Co., Ltd. (Foreign)                         2,010,600         6,142,214
  *  Natural Park Public Co., Ltd. (Foreign)                                  13,325,200           171,229
  *  Pacific Assets Public Co., Ltd. (Foreign)                                   380,000            41,460
     Padaeng Industry Public Co., Ltd. (Foreign)                               1,600,800           675,328
     Quality Houses Public Co., Ltd. (Foreign)                                16,805,500           468,574
     Regional Container Lines Public Co., Ltd. (Foreign)                       6,950,000         4,296,884
     Rojana Industrial Park Public Co., Ltd. (Foreign)                           222,600            48,303
     Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)                     3,316,000         1,254,203
     Saha Pathanapibul Public Co., Ltd. (Foreign)                              1,367,000           480,579
     Saha-Union Public Co., Ltd. (Foreign)                                     3,025,300         1,144,252
  *  Sahaviriya Steel Industries Public Co., Ltd. (Foreign)                   10,856,200           294,798
     Sansiri Public Co., Ltd. (Foreign)                                        1,462,200            87,920
     Seamico Securities Public Co., Ltd. (Foreign)                             1,130,400           111,272
  *  Shinawatra Satellite Public Co., Ltd. (Foreign)                             939,100           314,210
     Siam Commercial Bank Public Co., Ltd. (Foreign)                           4,716,800         5,460,715
     Siam Food Products Public Co., Ltd. (Foreign)                                97,100           113,003
     Siam Industrial Credit Public Co., Ltd. (Foreign)                         4,478,950           548,399
     Siam Makro Public Co., Ltd. (Foreign)                                       331,200           538,014

     Sri Trang Agro Industry Public Co., Ltd. (Foreign)                          155,431            37,685
     Supalai Public Co., Ltd. (Foreign)                                        2,088,100           107,329
     Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                         554,600           208,420
     Thai Rayon Public Co., Ltd. (Foreign)                                        16,500           163,220
     Thai Rung Union Car Public Co., Ltd. (Foreign)                            5,386,250           645,122
     Thai Wacoal Public Co., Ltd. (Foreign)                                       93,300            74,649
  *  Tipco Asphalt Public Co., Ltd. (Foreign)                                    246,356           110,500
  *  TPI Polene Public Co., Ltd. (Foreign)                                     4,168,162         2,475,936
  *  Tuntex (Thailand) Public Co., Ltd. (Foreign)                              1,987,600            92,525
     Tycoons Worldwide Group Public Co., Ltd. (Foreign)                        1,243,300           224,575
  *  United Communication Industry Public Co., Ltd. (Foreign)                    864,400         1,100,279
     Vanachai Group Public Co., Ltd. (Foreign)                                 1,774,400           205,640
     Vinythai Public Co., Ltd. (Foreign)                                       3,496,017           796,765
                                                                                           ---------------
TOTAL COMMON STOCKS                                                                             72,162,969
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)
  *  Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006                     3,987,330                 0
  *  Modernform Group Public Co., Ltd. (Foreign) Warrants 11/30/07                 4,600               341
  *  Supalai Public Co., Ltd. (Foreign) Warrants 2008                            152,166             3,099
                                                                                           ---------------
TOTAL RIGHTS/WARRANTS                                                                                3,440
                                                                                           ---------------

TOTAL -- THAILAND                                                                               72,166,409
                                                                                           ---------------
CHILE -- (1.9%)
COMMON STOCKS -- (1.9%)
     Banco de Credito e Inversiones SA Series A                                   54,733         1,376,931
     Banmedica SA                                                                347,000           278,674
     CAP SA (Compania de Aceros del Pacifico)                                    199,310         2,568,756
     Cementos Bio-Bio SA                                                          62,327           158,607
     Cervecerias Unidas SA                                                       143,000           738,868
     Consumidores de Gas de Santiago SA                                          103,000           490,334
  *  Corpbanca SA                                                             13,000,000            75,472
     Cristalerias de Chile SA                                                     14,500           161,484
     CTI SA (Cia Tecno Industrial)                                             4,900,000           114,926
     Empresa Nacional de Electricidad SA                                       2,694,503         2,710,928
     Empresa Nacional de Telecomunicaciones SA                                   116,880         1,130,914
     Empresas CMPC SA                                                            287,777         7,323,764
     Empresas Copec SA                                                           947,488         8,489,346
  *  Empresas Iansa SA                                                         4,994,997           517,140
     Enersis SA                                                               12,509,592         2,900,143
     Industrias Forestales Inforsa SA                                          2,387,597           559,070
  *  Inversiones Frimetal SA                                                   4,900,000                 0
  *  Madeco Manufacturera de Cobre SA                                          2,107,113           195,726
  *  Masisa SA                                                                 3,620,083           770,603
     Minera Valparaiso SA                                                          7,500           133,926
     Parque Arauco SA                                                            543,207           357,407
     Sociedad Industrial Pizarreno SA                                             63,000           121,306
     Sociedad Quimica y Minera de Chile SA Series A                               43,364           368,604
     Sociedad Quimica y Minera de Chile SA Series B                              945,090        10,973,469
     Soquimic Comercial SA                                                       150,000            37,736
     Sud Americana de Vapores SA                                                 410,000           694,243
     Telecomunicaciones de Chile SA Series A                                     552,600         1,295,014
     Telecomunicaciones de Chile SA Series B                                     372,166           827,876

     Vina de Concha y Toro SA                                                    350,000           475,472
     Vina San Pedro SA                                                         8,300,000            89,465
     Vina Sta Carolina SA Series A                                               163,489           114,672
                                                                                           ---------------
TOTAL COMMON STOCKS                                                                             46,050,876
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)
  *  Vina San Pedro SA Rights 12/11/05                                           251,177                 0
                                                                                           ---------------

TOTAL -- CHILE                                                                                  46,050,876
                                                                                           ---------------
HUNGARY -- (1.8%)
COMMON STOCKS -- (1.8%)
  *  BorsodChem RT                                                               267,322         2,911,488
  *  Danubius Hotel & Spa RT                                                     173,021         4,658,068
     Egis RT                                                                     121,985        12,483,057
  *  Fotex RT                                                                  2,428,739         3,731,280
     Gedeon Richter, Ltd.                                                          6,647         1,185,540
  *  Globus Konzervipari RT                                                      349,690           566,557
  *  Linamar Hungary Autoipari es G                                              100,770           710,363
     Magyar olaj-Es Gazipari RT                                                   97,965         9,274,426
  *  North American Business Industries RT                                       121,832            54,385
  *  Pannonplast RT                                                              138,882         1,143,403
  *  RABA RT                                                                     482,083         1,322,348
  *  Synergon Information Systems Ltd., Budapest                                 247,161           577,754
  *  Tiszai Vegyi Kombinat RT                                                    253,242         6,227,821
     Zwack Unicum Liqueur Industry & Trading Co., Ltd.                               387            20,285
                                                                                           ---------------

TOTAL -- HUNGARY                                                                                44,866,775
                                                                                           ---------------
ARGENTINA -- (1.6%)
COMMON STOCKS -- (1.6%)
     Acindar Industria Argentina de Aceros SA Series B                         2,261,067         3,794,865
  *  Alpargatas SA Industrial y Comercial                                          6,363            10,616
  *  Banco Frances del Rio de la Plata SA                                        353,379           883,804
     Banco Macro Bansud SA                                                       310,563           510,973
  *  Banco Suquia SA                                                             327,868            53,620
  *  Capex SA Series A                                                           131,575           210,831
     Celulosa Argentina SA Series B                                               10,843            14,473
  *  Central Costanera SA Series B                                               261,000           325,088
  *  Central Puerto SA Series B                                                  161,000           100,001
  *  Cresud SA Comercial Industrial Financiera y Agropecuaria                    535,252           574,726
     DYCASA SA (Dragados y Construcciones Argentina) Series B                     55,000            61,782
  *  Garovaglio y Zorraquin SA                                                    65,800             9,565
  *  Grupo Financiero Galicia SA Series B                                      2,067,935         1,489,404
  *  IRSA Inversiones y Representaciones SA                                    1,257,197         1,557,592
  *  Juan Minetti SA                                                             806,693           911,493
     Ledesma S.A.A.I.                                                            885,405           526,543
  *  Metrogas SA Series B                                                        176,000            79,081
  *  Molinos Rio de la Plata SA Series B                                         541,214           840,400
  *  Polledo SA Industrial y Constructora y Financiera                            50,000            10,242
  *  Renault Argentina SA                                                        150,050           813,019
     Siderar S.A.I.C. Series A                                                   645,512         5,299,682

  *  Sol Petroleo SA                                                             173,000            89,736
     Solvay Indupa S.A.I.C.                                                    1,334,322         1,754,538
  *  Telecom Argentina Stet-France SA Series B                                   476,600         1,283,308
     Tenaris SA                                                                1,660,259        18,265,822
  *  Transportadora de Gas del Sur SA Series B                                   676,599           782,381
                                                                                           ---------------

TOTAL -- ARGENTINA                                                                              40,253,585
                                                                                           ---------------
PHILIPPINES -- (1.3%)
COMMON STOCKS -- (1.3%)
     Aboitiz Equity Ventures, Inc.                                             5,782,000           519,287
     Alaska Milk Corp.                                                         7,953,000           511,072
  *  Alsons Consolidated Resources, Inc.                                      16,904,000           143,053
     Bacnotan Consolidated Industries, Inc.                                    1,696,970           296,818
  *  Belle Corp.                                                              30,800,000           624,784
  *  Cebu Holdings, Inc.                                                       7,763,250           158,238
  *  Digital Telecommunications (Philippines), Inc.                          131,630,000         2,234,957
     Equitable PCI Bank, Inc.                                                  2,841,900         2,865,258
  *  Fil-Estate Land, Inc.                                                     3,196,340            25,918
  *  Filinvest Development Corp.                                               5,283,500           119,696
  *  Filinvest Land, Inc.                                                    151,904,100         3,919,937
  *  Filipina Water Bottling Corp.                                             5,471,786                 0
  *  First E-Bank Corp.                                                          409,000             8,330
     Keppel Philippines Marine, Inc.                                           9,725,165           126,852
  *  Kuok Philippine Properties, Inc.                                          4,300,000            16,321
  *  Megaworld Properties & Holdings, Inc.                                   215,844,000         5,260,237
     Metro Bank and Trust Co.                                                    349,020           200,189
  *  Mondragon International Philippines, Inc.                                 2,464,000             5,703
     Petron Corp.                                                             15,160,000         1,190,464
  *  Philippine National Bank                                                  3,619,900         2,002,805
  *  Philippine National Construction Corp.                                      398,900            22,526
  *  Philippine Realty & Holdings Corp.                                       20,930,000            57,763
     Philippine Savings Bank                                                   1,095,390           699,703
  *  Prime Orion Philippines, Inc.                                            14,400,000            52,849
  *  RFM Corp.                                                                 2,488,200            34,526
     Robinson's Land Corp. Series B                                           16,019,000         1,783,166
     Security Bank Corp.                                                       2,713,200         1,680,176
     SM Development Corp.                                                     21,996,400           576,865
  *  Solid Group, Inc.                                                        19,668,000           183,023
     Soriano (A.) Corp.                                                       20,195,000           781,498
     Union Bank of the Philippines                                               547,400           304,105
     Universal Robina Corp.                                                   16,140,300         5,230,905
  *  Urban Bank, Inc.                                                             14,950               174
                                                                                           ---------------

TOTAL -- PHILIPPINES                                                                            31,637,198
                                                                                           ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
     POSCO Sponsored ADR                                                          21,900         1,089,744
  *  TTI Team Telecom International, Ltd. ADR                                     16,590            53,420
                                                                                           ---------------

TOTAL -- UNITED STATES                                                                           1,143,164
                                                                                           ---------------

                                                                              FACE
                                                                              AMOUNT           VALUE++
                                                                         ---------------   ---------------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
     Repurchase Agreement, PNC Capital Markets, Inc.
      3.88%, 12/01/05 (Collateralized by
      $31,296,000 FHLMC Notes 4.00%, 09/22/09, valued
      at $30,670,080) to be repurchased at $30,219,257                   $        30,216   $    30,216,000
                                                                                           ---------------

TOTAL INVESTMENTS - (100.0%)
(Cost $1,628,835,342)                                                                      $ 2,439,844,060
                                                                                           ===============

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                             -----------------   -----------------
UNITED KINGDOM -- (19.1%)
COMMON STOCKS -- (19.1%)
           Amvescap P.L.C.                                                                             655,026   $       4,462,588
           Anglo America P.L.C.                                                                      2,904,256          90,895,047
           Arriva P.L.C.                                                                               231,050           2,284,695
           Associated British Foods P.L.C.                                                           1,004,913          14,178,820
           Associated British Ports Holdings P.L.C.                                                    378,800           3,746,233
           Aviva P.L.C.                                                                              2,630,567          31,112,225
           AWG P.L.C.                                                                                   76,018           1,314,609
           BAA P.L.C.                                                                                1,792,377          19,670,506
           BAE Systems P.L.C.                                                                        4,091,396          23,856,354
           Barratt Developments P.L.C.                                                                 338,959           5,293,257
           BBA Group P.L.C.                                                                            698,015           3,768,988
           Bellway P.L.C.                                                                               38,000             674,922
           Bovis Homes Group P.L.C.                                                                    132,000           1,652,891
           BPB P.L.C.                                                                                  385,463           5,117,672
           Bradford & Bingley P.L.C.                                                                   568,636           3,636,628
       *   British Airways P.L.C.                                                                    1,839,331           9,899,829
           British Land Co. P.L.C.                                                                     885,883          14,985,700
           Brixton P.L.C.                                                                              359,333           2,504,417
           Cable and Wireless P.L.C.                                                                 3,611,659           7,417,699
           Carnival P.L.C.                                                                             157,273           8,797,433
       *   Colt Telecom Group P.L.C.                                                                   698,726             696,453
           Compass Group P.L.C.                                                                        580,680           2,116,427
           Corus Group P.L.C.                                                                        6,312,988           6,047,852
           Derwent Valley Holdings P.L.C.                                                               49,351           1,184,410
           DSG International                                                                         2,312,861           6,090,180
       *   Easyjet P.L.C.                                                                              294,025           1,669,329
           FKI P.L.C.                                                                                  113,611             221,758
           Friends Provident P.L.C.                                                                  2,672,412           8,781,385
           GKN P.L.C.                                                                                  851,321           4,172,029
           Great Portland Estates P.L.C.                                                               239,324           1,647,883
           Greene King P.L.C.                                                                          210,526           2,525,089
           Hammerson P.L.C.                                                                            468,800           7,726,407
           Hanson P.L.C.                                                                             1,215,181          12,464,024
           HBOS P.L.C.                                                                               1,806,129          27,163,885
       *   Henderson Group P.L.C.                                                                      404,000             443,803
           Hilton Group P.L.C.                                                                       3,435,243          19,760,501
           Intercontinental Hotels Group P.L.C.                                                        949,666          12,817,113
           International Power P.L.C.                                                                2,525,271          10,666,540
           ITV P.L.C.                                                                                6,357,283          11,893,983
           Johnston Press P.L.C.                                                                       140,518           1,158,439
           Kelda Group P.L.C.                                                                          161,510           2,041,622
           Kingfisher P.L.C.                                                                         2,829,717          10,969,417
           Land Securities Group P.L.C.                                                                 79,240           2,118,744
           Liberty International P.L.C.                                                                469,345           7,918,055
           London Merchant Securities P.L.C.                                                           358,862           1,454,974
           MFI Furniture Group P.L.C.                                                                   66,600              86,118
           Millennium and Copthorne Hotels P.L.C.                                                      493,245           3,206,474
           Mitchells & Butlers P.L.C.                                                                  630,549           4,042,915
           Morrison (Wm.) Supermarkets P.L.C.                                                        2,771,569           8,477,592
           O2 P.L.C.                                                                                13,616,820          45,956,104
           Pearson P.L.C.                                                                              924,664          10,704,045
           Peninsular & Oriental Steam Navigation P.L.C.                                             1,151,857           8,730,307
           Pennon Group P.L.C.                                                                          60,303           1,173,910
           Persimmon P.L.C.                                                                            330,998           6,289,901
       *   Premier Oil P.L.C.                                                                          119,812           1,540,561
           Resolution P.L.C.                                                                           278,864           3,106,083
           Rio Tinto P.L.C.                                                                                924              37,388
       *   Rolls Royce Group P.L.C.                                                                  2,803,784          18,852,276
           Rolls Royce Group P.L.C. Class B                                                         93,646,385             165,997
           Royal & Sun Alliance Insurance Group P.L.C.                                               5,018,810           9,823,438
           Royal Bank of Scotland Group P.L.C.                                                       1,466,702          41,713,691
           Sabmiller P.L.C.                                                                             57,339           1,013,328
           Sainsbury (J.) P.L.C.                                                                     2,650,025          12,994,030
           Scottish & Newcastle P.L.C.                                                               1,124,419           9,205,473
           Scottish Power P.L.C.                                                                     2,139,658          19,605,473
           Severn Trent P.L.C.                                                                         210,597           3,647,294

       *   Shire P.L.C.                                                                                683,427           8,338,737
           Slough Estates P.L.C.                                                                       706,900           6,646,112
           Somerfield P.L.C.                                                                           741,014           2,500,408
           Stanley Leisure P.L.C.                                                                      101,834           1,161,009
           Tate & Lyle P.L.C.                                                                          660,070           6,242,249
           Taylor Woodrow P.L.C.                                                                       998,309           5,857,857
       *   The Berkeley Group Holdings P.L.C.                                                          228,802           4,002,450
           Trinity Mirror P.L.C.                                                                       495,640           5,194,260
           United Utilities P.L.C.                                                                     265,595           2,961,618
           Vodafone Group P.L.C.                                                                    70,485,499         151,655,651
           Whitbread P.L.C.                                                                            459,897           7,469,317
           Wilson Bowden P.L.C.                                                                        105,900           2,365,558
           Wimpey (George) P.L.C.                                                                      477,721           3,607,341
           Wolverhampton & Dudley Breweries P.L.C.                                                     107,366           2,316,051
           Woolworths Group P.L.C.                                                                   2,125,199           1,330,560
           WPP Group P.L.C.                                                                          1,459,435          14,324,303
           Xstrata P.L.C.                                                                              620,563          14,073,255
                                                                                                                 -----------------
TOTAL -- UNITED KINGDOM                                                                                                869,439,949
                                                                                                                 -----------------
JAPAN -- (17.2%)
COMMON STOCKS -- (17.2%)
           Adenka Corp.                                                                                 87,000           1,223,397
           Aichi Bank, Ltd.                                                                              8,100           1,004,968
       #   Aichi Steel Corp.                                                                           120,000             834,626
           AIOI Insurance Co., Ltd.                                                                    928,735           5,803,056
           Aisin Seiki Co., Ltd.                                                                       182,500           5,619,767
           Akita Bank, Ltd.                                                                            115,000             613,560
           Alpine Electronics, Inc.                                                                     36,800             494,735
           Amada Co., Ltd.                                                                             468,000           3,872,388
       #   Anritsu Corp.                                                                                67,000             363,544
           Aoyama Trading Co., Ltd.                                                                     50,400           1,567,452
           Asahi Breweries, Ltd.                                                                        28,700             342,272
           Asatsu-Dk, Inc.                                                                              32,500           1,044,071
           Autobacs Seven Co., Ltd.                                                                     28,600           1,280,612
           Awa Bank, Ltd.                                                                              196,600           1,278,372
           Bank of Iwate, Ltd.                                                                          15,300           1,000,479
       #   Bank of Kyoto, Ltd.                                                                         347,400           3,827,737
           Bank of Nagoya, Ltd.                                                                        213,000           1,591,203
           Calsonic Kansei Corp.                                                                        34,000             209,965
           Canon Sales Co., Inc.                                                                       124,900           2,606,024
           Central Glass Co., Ltd.                                                                     162,000             904,009
           Chiba Bank, Ltd.                                                                            365,000           2,981,415
           Chudenko Corp.                                                                               41,100             653,106
           Chugoku Bank, Ltd.                                                                          240,800           3,304,297
           Citizen Watch Co., Ltd.                                                                     420,000           3,460,090
       #   Coca-Cola West Japan Co., Ltd.                                                               58,400           1,273,869
           Comsys Holdings Corp.                                                                       105,000           1,223,877
           Cosmo Oil Co., Ltd.                                                                         764,000           3,416,535
           Dai Nippon Printing Co., Ltd.                                                             1,125,000          19,168,523
           Daibiru Corp.                                                                                 9,000              78,246
           Daicel Chemical Industries, Ltd.                                                            485,000           3,110,725
           Daido Steel Co., Ltd.                                                                       274,000           1,979,092
       #   Daio Paper Corp.                                                                             87,000             716,161
           Daishi Bank, Ltd.                                                                           372,000           1,745,658
           Daiwa House Industry Co., Ltd.                                                              663,000           9,197,586
           Denso Corp.                                                                                  22,500             691,443
       #   Ebara Corp.                                                                                 298,000           1,227,767
           Ezaki Glico Co., Ltd.                                                                       174,600           1,782,314
           Fuji Electric Holdings Co., Ltd.                                                            525,780           2,419,695
           Fuji Fire & Marine Insurance Co., Ltd.                                                      297,000           1,084,072
       #   Fuji Heavy Industries, Ltd.                                                                 752,000           4,016,260
           Fuji Oil Co., Ltd.                                                                           55,200             490,617
           Fuji Photo Film Co., Ltd.                                                                   862,000          27,508,776
           Fujikura, Ltd.                                                                              355,000           2,715,994
           Fukui Bank, Ltd.                                                                            343,000           1,319,338
           Fukuoka Bank, Ltd.                                                                          702,000           5,255,103
       #   Fukuyama Transporting Co., Ltd.                                                             266,000           1,017,620
           Futaba Corp.                                                                                 16,000             362,325
           Futaba Industrial Co., Ltd.                                                                  44,100             975,992
           Glory, Ltd.                                                                                  65,100           1,065,388
           Gunma Bank, Ltd.                                                                            485,000           3,290,244
           Gunze, Ltd.                                                                                 248,000           1,400,546
           Hachijuni Bank, Ltd.                                                                        589,000           4,404,553
           Hankyu Department Stores, Inc.                                                              128,000           1,073,850
           Hankyu Holdings, Inc.                                                                       174,000             840,927

           Heiwa Corp.                                                                                  81,500           1,089,204
           Heiwado Co., Ltd.                                                                            43,000             824,373
           Higo Bank, Ltd.                                                                             308,000           2,357,232
           Hiroshima Bank, Ltd.                                                                         70,000             424,647
           Hitachi Cable, Ltd.                                                                         236,000             980,667
           Hitachi Kokusai Electric, Inc.                                                               87,000             904,572
           Hitachi Maxell, Ltd.                                                                         96,000           1,185,388
           Hitachi Metals, Ltd.                                                                         70,000             683,589
           Hitachi Software Engineering Co., Ltd.                                                       45,100             803,545
           Hitachi Transport System, Ltd.                                                               76,000             751,310
           Hitachi, Ltd.                                                                             5,642,000          38,004,988
           Hokkoku Bank, Ltd.                                                                          239,000           1,066,821
           Hokuetsu Paper Mills, Ltd.                                                                  162,000             798,702
           House Foods Corp.                                                                           117,000           1,634,022
           Hyakugo Bank, Ltd.                                                                          258,000           1,750,891
           Hyakujishi Bank, Ltd.                                                                       326,000           2,046,799
       *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                              819,000           2,085,530
           Itoham Foods, Inc.                                                                          132,000             508,604
           Iyo Bank, Ltd.                                                                              322,000           3,283,473
           Japan Airport Terminal Co., Ltd.                                                             68,300             599,923
           JS Group Corp.                                                                              324,500           5,990,248
           Juroku Bank, Ltd.                                                                           349,000           2,505,911
       #   Kadokawa Holdings, Inc.                                                                      15,200             476,122
           Kagoshima Bank, Ltd.                                                                        154,000           1,224,404
           Kamigumi Co., Ltd.                                                                          357,000           2,929,015
           Kandenko Co., Ltd.                                                                          129,000             957,352
           Kanto Auto Works, Ltd.                                                                       12,600             186,293
           Katokichi Co., Ltd.                                                                         117,100             756,521
           Kawasaki Heavy Industries, Ltd.                                                             910,000           2,535,873
           Keiyo Bank, Ltd.                                                                            212,000           1,430,903
           Kikkoman Corp.                                                                              259,000           2,467,770
           Kinden Corp.                                                                                182,000           1,593,537
           Kirin Brewery Co., Ltd.                                                                   1,389,000          14,886,343
       #   Kissei Pharmaceutical Co., Ltd.                                                              41,000             780,677
           Koito Manufacturing Co., Ltd.                                                                35,000             501,643
           Kokuyo Co., Ltd.                                                                             84,700           1,264,636
           Komori Corp.                                                                                 61,000           1,163,611
           Kuraray Co., Ltd.                                                                           499,000           4,925,149
           Kyocera Corp.                                                                               286,400          19,512,233
           KYORIN Pharmaceutical Co., Ltd.                                                              74,000             862,844
           Kyowa Hakko Kogyo Co., Ltd.                                                                 203,000           1,431,629
           Lintec Corp.                                                                                 32,000             608,989
           Mabuchi Motor Co., Ltd.                                                                      34,200           1,896,246
           Maeda Corp.                                                                                 152,000             995,156
           Makita Corp.                                                                                 78,000           1,915,836
           Marubeni Corp.                                                                              603,000           2,972,997
           Marui Co., Ltd.                                                                             408,600           7,666,800
       #   Maruichi Steel Tube, Ltd.                                                                   117,000           2,420,996
           Matsushita Electric Industrial Co., Ltd.                                                  3,676,135          73,890,714
           Matsushita Electric Works, Ltd.                                                             445,000           4,236,780
           Meiji Seika Kaisha, Ltd. Tokyo                                                              292,000           1,502,940
           Millea Holdings, Inc.                                                                         2,591          42,656,279
           Mitsubishi Gas Chemical Co., Inc.                                                           305,000           2,491,929
           Mitsubishi Heavy Industries, Ltd.                                                         5,345,000          22,433,214
       #   Mitsubishi Logistics Corp.                                                                  106,000           1,354,672
           Mitsubishi Materials Corp.                                                                  975,000           3,928,111
           Mitsubishi UFJ Securities Co., Ltd.                                                          70,000             802,186
           Mitsui Chemicals, Inc.                                                                      863,800           4,770,684
       #   Mitsui Engineering and Shipbuilding Co., Ltd.                                               347,000             902,425
           Mitsui Sumitoma Insurance Co., Ltd.                                                       2,160,000          24,614,579
       #   Mitsumi Electric Co., Ltd.                                                                   45,800             470,447
       #   Mori Seiki Co., Ltd.                                                                         69,900             911,172
           Morinaga Milk Industry Co., Ltd.                                                            160,000             565,652
           Musashino Bank, Ltd.                                                                         21,300           1,249,200
           Nagase & Co., Ltd.                                                                          106,000           1,262,969
           Nanto Bank, Ltd.                                                                            317,000           2,145,723
           NGK Insulators, Ltd.                                                                        118,000           1,811,158
           NGK Spark Plug Co., Ltd.                                                                    144,000           3,028,055
           Nichicon Corp.                                                                               72,900             883,485
           Nichirei Corp.                                                                              180,000             728,085
       #   Nifco, Inc.                                                                                  37,000             612,262
       #   Nihon Unisys, Ltd.                                                                           69,100             831,722
           Nikko Cordial Corp.                                                                          36,000             489,272
           Nippon Express Co., Ltd.                                                                  1,094,000           5,828,141
           Nippon Kayaku Co., Ltd.                                                                     128,000           1,004,898
           Nippon Light Metal Co., Ltd.                                                                507,000           1,260,412
           Nippon Meat Packers, Inc., Osaka                                                            248,000           2,535,042

           Nippon Mitsubishi Oil Corp.                                                               2,195,050          15,958,630
           Nippon Paint Co., Ltd.                                                                      290,000           1,214,787
           Nippon Paper Group, Inc.                                                                      1,222           4,254,440
       #   Nippon Sheet Glass Co., Ltd.                                                                438,000           1,831,235
           Nippon Shokubai Co., Ltd.                                                                   163,000           1,720,240
           Nippon Suisan Kaisha, Ltd.                                                                  254,000             981,622
           Nippon Television Network Corp.                                                               9,400           1,447,389
           Nipro Corp.                                                                                  42,000             574,584
       #   Nishimatsu Construction Co., Ltd.                                                           364,000           1,526,657
           Nishi-Nippon Railroad Co., Ltd.                                                              78,000             277,434
           Nissay Dowa General Insurance Co., Ltd.                                                     383,000           2,801,345
           Nisshin Seifun Group, Inc.                                                                  181,500           1,765,856
           Nisshin Steel Co., Ltd.                                                                     927,000           2,632,137
           Nisshinbo Industries, Inc.                                                                  305,000           2,883,138
           Nissin Food Products Co., Ltd.                                                               32,800             905,248
           NSK, Ltd.                                                                                   319,000           2,067,134
           Obayashi Corp.                                                                              794,000           5,584,295
           Ogaki Kyoritsu Bank, Ltd.                                                                   227,000           1,331,980
           Oita Bank, Ltd.                                                                             107,000             834,223
           Oji Paper Co., Ltd.                                                                       1,096,000           5,628,009
           Okumura Corp.                                                                               200,000           1,124,294
           Onward Kashiyama Co., Ltd.                                                                  125,000           2,071,983
       #   PanaHome Corp.                                                                              106,000             675,959
           Pioneer Electronic Corp.                                                                    214,100           2,952,420
           Promise Co., Ltd.                                                                            60,500           3,647,739
           Q.P. Corp.                                                                                  131,900           1,119,108
       #   Rengo Co., Ltd.                                                                             226,000           1,156,147
           Rinnai Corp.                                                                                 42,600           1,022,981
           Ryosan Co., Ltd.                                                                             33,600             867,180
           Sanwa Shutter Corp.                                                                         188,000           1,040,708
           Sanyo Chemical Industries, Ltd.                                                              54,000             435,669
     # *   Sanyo Electric Co., Ltd.                                                                  1,981,000           4,413,914
           Sapporo Hokuyo Holdings, Inc.                                                                   408           4,034,954
       #   Sapporo Holdings, Ltd.                                                                       41,000             217,189
           Seiko Epson Corp.                                                                           147,500           3,763,181
           Seino Holdings Co., Ltd.                                                                    210,000           1,920,023
           Sekisui Chemical Co., Ltd.                                                                  600,000           4,096,565
           Sekisui House, Ltd.                                                                         942,000          11,166,397
           Seventy-seven (77) Bank, Ltd.                                                               334,000           2,453,741
           SFCG Co., Ltd.                                                                                8,010           1,695,309
           Shiga Bank, Ltd.                                                                            272,000           1,898,288
           Shikoku Bank, Ltd.                                                                          186,000             893,810
       #   Shima Seiki Manufacturing Co., Ltd.                                                          23,700             638,335
           Shimachu Co., Ltd.                                                                           49,900           1,397,030
           Shinko Securities Co., Ltd.                                                                 540,000           2,240,246
           Shizuoka Bank, Ltd.                                                                         786,000           7,638,313
       #   Sohgo Security Services Co.,Ltd.                                                             79,900           1,165,447
           Sompo Japan Insurance, Inc.                                                               1,045,000          13,739,247
           Sony Corp.                                                                                  795,200          29,414,170
           Sumitomo Bakelite Co., Ltd.                                                                 105,000             762,753
           Sumitomo Corp.                                                                              471,000           5,566,296
           Sumitomo Electric Industries, Ltd.                                                          899,000          12,401,521
           Sumitomo Forestry Co., Ltd.                                                                 158,000           1,388,647
           Sumitomo Metal Mining Co., Ltd.                                                              33,000             329,339
           Sumitomo Osaka Cement Co., Ltd.                                                             422,000           1,139,744
           Sumitomo Trust & Banking Co., Ltd.                                                          695,000           5,828,277
           Sumitomo Warehouse Co., Ltd.                                                                140,000           1,034,812
           Suzuken Co., Ltd.                                                                            61,900           1,886,101
           Taiheiyo Cement Corp.                                                                     1,209,800           4,850,938
           Taisho Pharmaceutical Co., Ltd.                                                             217,000           3,899,045
       #   Taiyo Yuden Co., Ltd.                                                                       126,000           1,384,211
           Takara Standard Co., Ltd.                                                                   118,000             707,500
           Takashimaya Co., Ltd.                                                                       124,000           1,917,601
           Teijin, Ltd.                                                                                893,000           4,864,329
       #   Teikoku Oil Co., Ltd.                                                                       346,000           3,854,010
           The Joyo Bank, Ltd.                                                                         950,000           5,385,072
           The Nisshin Oillio Group, Ltd.                                                              107,000             685,597
           The San-in Godo Bank, Ltd.                                                                  144,000           1,332,536
           Toda Corp.                                                                                  212,000           1,219,916
           Toho Bank, Ltd.                                                                             164,000             843,244
           Tokai Rubber Industries, Ltd.                                                                 6,000              87,911
           Tokai Tokyo Securities Co., Ltd.                                                            155,000             637,542
           Tokyo Broadcasting System, Inc.                                                              73,400           1,703,029
           Tokyo Dome Corp.                                                                            124,000             641,311
           Tokyo Steel Manufacturing Co., Ltd.                                                          97,400           1,260,503
           Tokyo Style Co., Ltd.                                                                       133,000           1,635,643
           Tokyo Tatemono Co., Ltd.                                                                    143,000           1,192,779

           Toppan Forms Co., Ltd.                                                                       48,500             657,327
           Toppan Printing Co., Ltd.                                                                   766,000           8,391,531
           Toshiba TEC Corp.                                                                           181,000             918,197
           Toyo Ink Manufacturing Co., Ltd.                                                            208,000             888,200
           Toyo Seikan Kaisha, Ltd.                                                                    287,600           4,310,144
           Toyoda Machine Works, Ltd.                                                                   54,000             715,224
           Toyota Auto Body Co., Ltd.                                                                   86,000           1,647,946
           TV Asahi Corp.                                                                                  650           1,622,708
           UFJ NICOS Co., Ltd.                                                                         191,000           1,718,306
           UNY Co., Ltd.                                                                               164,000           2,228,267
       #   Victor Co. of Japan, Ltd.                                                                   160,000           1,023,770
       #   Wacoal Corp.                                                                                149,000           2,015,144
           Yamaguchi Bank, Ltd.                                                                        151,000           2,018,315
           Yamaha Corp.                                                                                250,100           3,896,881
           Yamanashi Chuo Bank, Ltd.                                                                   140,000           1,038,910
           Yamatake Corp.                                                                               47,700             989,429
           Yamato Kogyo Co., Ltd.                                                                       55,000             824,717
           Yamazaki Baking Co., Ltd.                                                                   155,000           1,213,529
       #   Yodogawa Steel Works, Ltd.                                                                  176,000           1,025,193
           Yokohama Rubber Co., Ltd.                                                                   410,000           2,190,865
           York-Benimaru Co., Ltd.                                                                      29,300             862,265
                                                                                                                 -----------------
TOTAL -- JAPAN                                                                                                         782,338,268
                                                                                                                 -----------------
FRANCE -- (12.0%)
COMMON STOCKS -- (12.0%)
           Air France-KLM                                                                              192,225           3,568,848
           Air Liquide SA Primes De Fid 02                                                               9,820           1,785,286
           Arcelor SA                                                                                  167,800           3,997,958
           Assurances Generales de France (AGF)                                                        177,559          17,289,993
           AXA SA                                                                                    2,905,543          87,258,040
           BNP Paribas SA                                                                            1,553,499         122,416,432
           Bongrain SA                                                                                   7,145             395,474
       *   Business Objects SA                                                                          94,856           3,767,252
       *   Cap Gemini SA                                                                               181,712           7,180,103
           Casino Guichard Perrachon SA                                                                 36,376           2,386,559
           CNP Assurances                                                                               58,635           4,434,229
           Compagnie de Saint-Gobain                                                                   598,264          34,503,006
       #   Compagnie Francaise d'Etudes et de Construction Technip SA                                  105,512           5,961,090
           Credit Agricole SA                                                                           27,709             834,817
           Eiffage SA                                                                                   10,431             859,403
           Esso SA                                                                                         686             135,407
           Euler-Hermes SA                                                                              10,758             911,952
       *   European Aeronautic Defence & Space Co.                                                     497,789          18,352,037
       #   Faurecia SA                                                                                  30,445           1,992,737
           Fimalac SA                                                                                   24,668           1,569,644
           Generale des Establissements Michelin SA Series B                                           242,490          13,168,302
       #   Havas SA                                                                                    300,744           1,352,598
           Imerys SA                                                                                    44,000           3,058,331
           LaFarge SA                                                                                  270,758          23,138,108
           LaFarge SA Prime Fidelity                                                                    85,542           7,372,398
           Lagardere S.C.A. SA                                                                          10,900             769,947
           Peugeot SA                                                                                  287,794          17,231,275
           PPR                                                                                         101,748          10,935,094
           Remy Cointreau SA                                                                            56,022           2,294,633
           Renault SA                                                                                  379,599          29,501,701
           Schneider SA                                                                                329,932          28,340,196
           SCOR SA                                                                                     226,230             456,642
           SEB SA Prime Fidelity                                                                         9,900           1,013,718
           Societe BIC SA                                                                               52,288           3,056,926
           Societe des Ciments de Francais SA                                                           32,128           3,680,240
           Societe Generale Paris                                                                      293,528          34,807,473
           Sodexho Alliance SA                                                                         122,494           4,870,542
           Suez (ex Suez Lyonnaise des Eaux)                                                           146,976           4,180,703
           Thomson Multimedia                                                                          345,508           7,038,918
           Unibail SA                                                                                   58,749           7,305,961
           Valeo SA                                                                                    111,001           4,090,282
           Vivendi Universal SA                                                                        712,669          20,565,609
                                                                                                                 -----------------
TOTAL -- FRANCE                                                                                                        547,829,864
                                                                                                                 -----------------
GERMANY -- (8.6%)
COMMON STOCKS -- (8.6%)
           Allianz AG                                                                                   11,053           1,604,424
           AMB Generali Holding AG                                                                      38,497           3,459,425

           BASF AG                                                                                     139,723          10,272,518
           Bayer AG                                                                                    498,853          19,880,984
           Bayerische Motoren Werke AG                                                                 575,812          25,301,660
           Bilfinger & Berger Bau AG                                                                    23,702           1,061,166
           Commerzbank AG                                                                            1,007,513          29,701,998
           DaimlerChrysler AG                                                                        1,734,297          87,430,041
           Deutsche Bank AG                                                                            781,091          76,167,339
           Deutsche Lufthansa AG                                                                       172,478           2,311,970
           E.ON AG                                                                                     175,789          16,723,567
       #   Fraport AG                                                                                   68,708           3,402,217
       *   GEA Group AG                                                                                254,625           2,968,158
           Hannover Rueckversicherungs AG                                                               23,997             798,588
           Heidelberger Druckmaschinen AG                                                               34,552           1,237,133
           Hochtief AG                                                                                 120,552           4,888,866
           Hypo Real Estate Holding AG                                                                  84,277           4,375,842
       *   Infineon Technologies AG                                                                    804,934           7,201,318
           IVG Immobilien AG                                                                            30,276             585,775
       *   Lanxess AG                                                                                   49,885           1,577,880
           Linde AG                                                                                     77,043           5,510,917
           Munchener Rueckversicherungs-Gesellschaft AG                                                 64,285           8,386,185
           Salzgitter AG                                                                                13,041             652,740
           SCA Hygiene Products AG                                                                       3,550           1,361,034
       #   Suedzucker AG                                                                                86,557           1,926,408
           ThyssenKrupp AG                                                                             563,346          11,325,875
           TUI AG                                                                                      289,796           5,585,825
           Unicredits Italiano SpA                                                                   4,227,440          26,186,541
           Vattenfall Europe AG                                                                         76,106           3,858,330
           Volkswagen AG                                                                               499,652          26,123,186
                                                                                                                 -----------------
TOTAL -- GERMANY                                                                                                       391,867,910
                                                                                                                 -----------------
SWITZERLAND -- (6.4%)
COMMON STOCKS -- (6.4%)
           Baloise-Holding AG                                                                          214,760          11,427,909
           Banque Cantonale Vaudoise                                                                    12,608           3,385,603
           Ciba Spezialitaetenchemie Holding AG                                                         81,000           4,743,471
           Cie Financiere Richemont AG Series A                                                      1,251,000          49,327,609
       *   Clariant AG                                                                                 150,221           2,037,811
           Credit Suisse Group                                                                       1,756,088          85,187,408
           Givaudan SA                                                                                   5,792           3,682,115
           Holcim, Ltd.                                                                                213,012          13,802,334
           Pargesa Holding SA                                                                           96,750           7,338,813
       *   PSP Swiss Property AG                                                                       109,600           4,669,565
           Sig Holding AG                                                                               10,888           2,274,241
           St. Galler Kantonalbank                                                                      10,146           3,014,478
           Swiss Life AG                                                                               132,137          21,069,321
           Swiss Reinsurance Co., Zurich                                                               330,715          24,346,586
           Syngenta AG                                                                                 165,100          18,077,734
     # *   Unaxis Holding AG                                                                            32,999           4,629,836
           Zurich Financial SVCS AG                                                                    167,090          33,954,080
                                                                                                                 -----------------
TOTAL -- SWITZERLAND                                                                                                   292,968,914
                                                                                                                 -----------------
NETHERLANDS -- (5.6%)
COMMON STOCKS -- (5.6%)
           ABN AMRO Holding NV                                                                          35,897             882,509
           Aegon NV                                                                                  2,897,384          45,816,897
           Buhrmann NV                                                                                 107,665           1,422,099
           Hunter Douglas NV                                                                            49,802           2,630,320
           ING Groep NV                                                                              2,646,499          85,495,385
       *   Koninklijke Ahold NV                                                                      1,815,643          13,602,934
           Koninklijke DSM NV                                                                          268,234           9,917,686
           Koninklijke KPN NV                                                                        2,458,914          24,273,470
           Koninklijke Philips Electronics NV                                                        2,056,529          57,313,382
           SBM Offshore NV                                                                               9,199             719,711
           Telegraaf Media Groep NV                                                                      6,800             152,048
           VNU NV                                                                                      387,846          12,091,441
                                                                                                                 -----------------
TOTAL -- NETHERLANDS                                                                                                   254,317,882
                                                                                                                 -----------------
AUSTRALIA -- (4.6%)
COMMON STOCKS -- (4.6%)
           ABC Learning Centres, Ltd.                                                                   78,900             422,178
           Amcor, Ltd.                                                                                 904,246           4,663,911

           AMP, Ltd.                                                                                   852,839           4,840,144
           Ansell, Ltd.                                                                                303,463           2,412,892
       #   APN News & Media, Ltd.                                                                      509,371           1,794,751
       #   Australand Property Group                                                                 1,086,005           1,626,227
           AWB, Ltd.                                                                                   377,439           1,578,905
           AXA Asia Pacific Holdings, Ltd.                                                           2,837,724          10,623,960
           Bendigo Bank, Ltd.                                                                           14,862             131,481
           Bluescope Steel, Ltd.                                                                     1,281,166           6,673,232
           Boral, Ltd.                                                                                 967,648           5,836,709
           Brickworks, Ltd.                                                                             37,510             359,712
           Caltex Australia, Ltd.                                                                      209,534           3,260,134
           Commonwealth Bank of Australia                                                            1,376,395          42,394,660
           CSR, Ltd.                                                                                 1,514,337           3,513,057
           Downer EDI, Ltd.                                                                            276,322           1,408,740
           Futuris Corp., Ltd.                                                                         533,719             774,937
           Insurance Australiz Group, Ltd.                                                             783,856           3,027,226
           John Fairfax Holdings, Ltd.                                                                 719,006           2,078,293
           Lend Lease Corp., Ltd.                                                                      581,006           5,988,504
           Lion Nathan, Ltd.                                                                           871,345           4,771,532
       *   Mayne Pharma, Ltd.                                                                        1,332,732           2,638,976
           Mirvac, Ltd.                                                                              1,229,901           3,669,903
           National Australia Bank, Ltd.                                                             2,257,150          53,772,922
           Onesteel, Ltd.                                                                              516,322           1,362,263
           Orica, Ltd.                                                                                       1                  15
           Origin Energy, Ltd.                                                                         826,418           4,288,825
           Paperlinx, Ltd.                                                                             727,704           1,832,839
           Promina Group, Ltd.                                                                       1,219,905           4,326,452
           Publishing and Broadcasting, Ltd.                                                           190,851           2,330,330
           Qantas Airways, Ltd.                                                                      3,601,023           9,994,976
           Santos, Ltd.                                                                                988,180           8,310,404
           Seven Network, Ltd.                                                                         136,508             823,049
       *   Symbion Health, Ltd.                                                                      1,332,732           3,623,668
           Zinifex, Ltd.                                                                               434,000           1,699,390
                                                                                                                 -----------------
TOTAL -- AUSTRALIA                                                                                                     206,855,197
                                                                                                                 -----------------
SPAIN -- (4.3%)
COMMON STOCKS -- (4.3%)
       #   Abertis Infraestructuras SA                                                                 310,251           8,206,792
           Acciona SA                                                                                   45,268           5,007,257
       #   Acerinox SA                                                                                 261,360           3,466,451
           Arcelor SA                                                                                   30,000             715,459
           Banco de Andalucia SA                                                                           900              80,147
           Banco de Sabadell SA                                                                        412,023          10,535,517
           Banco Pastor SA                                                                              59,400           2,716,053
           Banco Santander Central Hispanoamerica SA                                                 2,746,870          34,804,868
           Cementos Portland SA                                                                         21,016           1,649,310
           Corporacion Mapfre Compania Internacional de Reaseguros SA                                  146,555           2,455,077
           Ebro Puleva SA                                                                              120,322           2,119,409
           Endesa SA                                                                                 1,557,828          40,416,656
       #   Gas Natural SDG SA                                                                          213,778           5,820,857
           Iberdrola SA                                                                                535,000          14,038,502
           Iberia Lineas Aereas de Espana SA                                                           617,500           1,572,864
           Inmobiliaria Urbis SA                                                                        96,328           1,805,899
           Repsol SA                                                                                 1,547,213          45,429,184
       #   Sacyr Vallehermoso SA                                                                        46,125           1,170,466
           Sociedad General de Aguas de Barcelona SA Class A                                           120,678           2,760,030
       #   Sol Melia SA                                                                                157,217           1,923,213
       #   Union Fenosa SA                                                                             230,000           8,462,215
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                    195,156,226
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Aguas de Barcelona Rights 11/21/05                                                          120,678              24,187
                                                                                                                 -----------------
TOTAL -- SPAIN                                                                                                         195,180,413
                                                                                                                 -----------------
SWEDEN -- (3.1%)
COMMON STOCKS -- (3.1%)
           Cardo AB                                                                                      2,900              65,464
           Electrolux AB Series B                                                                      324,100           7,517,583
           Fabege AB                                                                                   173,980           2,935,066
           Gambro AB Series A                                                                          515,400           5,081,290
           Gambro AB Series B                                                                          216,300           2,132,757
           Holmen AB Series A                                                                            6,300             207,747

           Holmen AB Series B                                                                          155,700           4,858,064
           NCC AB Series B                                                                              59,700           1,049,178
           Nordea Bank AB                                                                            3,078,600          29,935,626
           Skandinaviska Enskilda Banken Series A                                                      546,400          10,255,378
           Skandinaviska Enskilda Banken Series C                                                        9,800             178,259
           SKF AB Series A                                                                              90,600           1,165,649
           SKF AB Series B                                                                             118,800           1,544,797
           SSAB Swedish Steel Series A                                                                 180,800           5,800,136
           SSAB Swedish Steel Series B                                                                  60,500           1,786,087
           Svenska Cellulosa AB Series A                                                                19,000             662,031
           Svenska Cellulosa AB Series B                                                               221,100           7,662,463
           Svenska Handelsbanken Series A                                                              365,500           8,104,672
           Tele2 AB Series B                                                                           154,000           1,557,165
           TeliaSonera AB                                                                            2,921,500          14,841,318
           Trelleborg AB Series B                                                                      160,600           2,659,159
           Volvo AB Series A                                                                           243,200          10,075,365
           Volvo AB Series B                                                                           443,400          18,931,558
       *   Wihlborgs Fastigheter AB                                                                     34,796             766,405
                                                                                                                 -----------------
TOTAL -- SWEDEN                                                                                                        139,773,217
                                                                                                                 -----------------
HONG KONG -- (3.0%)
COMMON STOCKS -- (3.0%)
           Cheung Kong Holdings, Ltd.                                                                2,742,000          28,432,816
           China Overseas Land & Investment, Ltd.                                                    2,706,000           1,077,485
           China Travel International Investment, Ltd.                                                 680,000             157,253
           China Unicom, Ltd.                                                                        5,346,000           4,365,734
           CITIC International Financial                                                             1,425,000             536,422
           Citic Pacific, Ltd.                                                                         934,000           2,555,033
           Great Eagle Holdings, Ltd.                                                                  308,987             784,885
           Hang Lung Group, Ltd.                                                                     2,518,000           4,893,731
       #   Henderson Land Development Co., Ltd.                                                      1,122,000           4,939,803
           Hong Kong and Shanghai Hotels, Ltd.                                                         892,417             974,691
           Hopewell Holdings, Ltd.                                                                   1,455,000           3,571,105
           Hutchison Whampoa, Ltd.                                                                   3,827,000          36,225,153
           Hysan Development Co., Ltd.                                                               2,168,279           5,132,546
           Industrial & Commercial Bank of China (Asia), Ltd.                                          408,000             504,310
       #   Kerry Properties, Ltd.                                                                    2,227,099           5,965,632
           New World China Land, Ltd.                                                                  891,200             378,168
           New World Development Co., Ltd.                                                           3,271,796           4,302,933
           Shanghai Industrial Holdings, Ltd.                                                        1,094,000           2,050,848
       #   Shangri-La Asia, Ltd.                                                                     3,000,733           4,335,177
       #   Sino Land Co., Ltd.                                                                       4,654,433           5,496,084
           Tsim Sha Tsui Properties, Ltd.                                                              470,000             965,501
           Wharf Holdings, Ltd.                                                                      3,212,214          11,379,277
           Wheelock and Co., Ltd.                                                                    3,940,000           6,459,795
       #   Wheelock Properties, Ltd.                                                                 1,485,000           1,010,178
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                    136,494,560
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Cheung Kong Rights                                                                           85,687             424,316
                                                                                                                 -----------------
TOTAL -- HONG KONG                                                                                                     136,918,876
                                                                                                                 -----------------
ITALY -- (2.1%)
COMMON STOCKS -- (2.1%)
           Banca Antoniana Popolare Veneta SpA                                                          83,000           2,561,906
       #   Banca Monte Dei Paschi di Siena SpA                                                       2,279,872          10,906,162
     # *   Banca Nazionale del Lavoro SpA                                                            2,230,687           7,043,041
           Banca Popolare di Milano Scarl                                                              749,262           7,304,274
       #   Banca Popolare Italiana                                                                     437,995           3,809,632
           Benetton Group SpA                                                                          181,249           2,022,417
           Buzzi Unicem SpA                                                                            123,261           1,883,147
       #   Caltagirone Editore SpA                                                                     184,888           1,531,047
           Capitalia SpA                                                                             2,992,113          16,720,939
           CIR SpA (Cie Industriale Riunite), Torino                                                   500,000           1,290,046
       #   Compagnia Assicuratrice Unipol SpA                                                        1,822,774           5,252,528
     # *   Fiat SpA                                                                                  1,054,970           8,565,501
           Fondiaria - Sai SpA                                                                         167,605           5,090,942
           Italcementi SpA                                                                             341,502           5,749,909
           Italmobiliare SpA, Milano                                                                    33,664           2,160,954
           Milano Assicurazioni SpA                                                                    182,000           1,221,071
           Pirelli & Co. SpA                                                                         1,486,658           1,313,475
           San Paolo-IMI SpA                                                                           833,105          12,609,860

           Societe Cattolica di Assicurazoni Scarl SpA                                                   8,800             429,926
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     97,466,777
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Fiat SpA Rights 12/14/05                                                                  1,054,970               2,612
                                                                                                                 -----------------
TOTAL -- ITALY                                                                                                          97,469,389
                                                                                                                 -----------------
IRELAND -- (1.7%)
COMMON STOCKS -- (1.7%)
           Allied Irish Banks P.L.C.                                                                   688,656          14,834,443
           Bank of Ireland P.L.C.                                                                    1,181,012          18,208,411
           CRH P.L.C.                                                                                1,243,314          32,801,772
           Irish Life & Permanent P.L.C.                                                               650,175          11,694,045
                                                                                                                 -----------------
TOTAL -- IRELAND                                                                                                        77,538,671
                                                                                                                 -----------------
DENMARK -- (1.6%)
COMMON STOCKS -- (1.6%)
           A P Moller - Maersk A.S.                                                                        188           1,764,210
       #   Carlsberg A.S. Series B                                                                      69,825           3,630,467
           Codan A.S.                                                                                   57,000           2,991,094
           Danisco A.S.                                                                                 91,330           6,427,020
           Danske Bank A.S.                                                                            652,453          20,964,182
       *   Jyske Bank A.S.                                                                              89,350           4,166,670
           Nordea AB                                                                                   475,918           4,672,370
           Sydbank A.S.                                                                                 71,200           1,649,206
           TDC A.S.                                                                                    430,450          25,785,751
     # *   Vestas Wind Systems A.S.                                                                     67,800           1,007,587
                                                                                                                 -----------------
TOTAL -- DENMARK                                                                                                        73,058,557
                                                                                                                 -----------------
NORWAY -- (1.4%)
COMMON STOCKS -- (1.4%)
           DNB Nor ASA Series A                                                                      1,363,794          14,261,117
     # *   Fred Olsen Energy ASA                                                                        34,000             986,750
           Norsk Hydro ASA                                                                             290,220          28,980,297
           Norske Skogindustrier ASA Series A                                                          353,571           5,149,095
           Orkla ASA Series A                                                                          231,900           8,617,725
           Storebrand ASA                                                                              616,700           5,639,053
                                                                                                                 -----------------
TOTAL -- NORWAY                                                                                                         63,634,037
                                                                                                                 -----------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
           Fortum Oyj                                                                                  458,600           8,046,886
           Huhtamaki Oyj                                                                                 2,300              35,261
           Kemira Oyj                                                                                  101,377           1,467,077
           Kesko Oyj                                                                                   157,000           4,072,676
           Metso Oyj                                                                                   219,166           5,731,083
           M-Real Oyj Series B                                                                         253,400           1,210,269
       #   Okobank Class A                                                                             130,000           1,609,122
       #   Outokumpu Oyj Series A                                                                      351,300           4,710,938
           Rautaruukki Oyj Series K                                                                     84,300           1,715,501
           Stora Enso Oyj Series R                                                                     922,500          11,804,269
           Upm-Kymmene Oyj                                                                             865,900          16,254,364
           Wartsila Corp. Oyj Series B                                                                  59,400           1,591,151
                                                                                                                 -----------------
TOTAL -- FINLAND                                                                                                        58,248,597
                                                                                                                 -----------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
           Ackermans & Van Haaren SA                                                                     4,187             234,861
           Banque Nationale de Belgique                                                                  1,049           3,671,462
           Bekaert SA                                                                                    2,787             219,920
           Cofinimmo SA                                                                                  1,108             172,121
           Compagnie Nationale a Portefeuille                                                            4,029           1,083,787
       *   Cumerio VVPR                                                                                  2,009                  71
           Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                       231,485          14,617,487
           Dexia SA                                                                                    386,808           8,416,833
           D'Ieteren SA                                                                                    431             112,057

           Groupe Bruxelles Lambert SA                                                                  55,500           5,083,499
           InBev NV                                                                                    169,938           7,172,908
           KBC Bancassurance Holding SA                                                                 40,307           3,495,269
       #   Suez (ex Suez Lyonnaise des Eaux)                                                            95,400           2,718,404
           Umicore                                                                                      70,740           7,603,143
       *   Umicore-Strip VVPR                                                                            2,009                 237
                                                                                                                 -----------------
TOTAL -- BELGIUM                                                                                                        54,602,059
                                                                                                                 -----------------
SINGAPORE -- (0.6%)
COMMON STOCKS -- (0.6%)
       #   Creative Technology Co., Ltd.                                                                39,550             324,327
           DBS Group Holdings, Ltd.                                                                    813,000           7,868,474
           Fraser & Neave, Ltd.                                                                        484,290           4,954,409
           Keppel Land, Ltd.                                                                           258,000             579,177
           Neptune Orient Lines, Ltd.                                                                  189,000             318,867
           Singapore Airlines, Ltd.                                                                  1,258,000           8,690,223
           Singapore Land, Ltd.                                                                        723,000           2,279,772
       *   STATS ChipPAC, Ltd.                                                                         240,000             157,606
           United Overseas Bank, Ltd.                                                                   66,000             564,819
       #   United Overseas Land, Ltd.                                                                1,740,600           2,460,974
                                                                                                                 -----------------
TOTAL -- SINGAPORE                                                                                                      28,198,648
                                                                                                                 -----------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
           Alpha Bank A.E.                                                                              42,048           1,237,894
           Bank of Greece                                                                               11,360           1,260,873
           Coca-Cola Hellenic Bottling Co. S.A.                                                         39,102           1,020,759
       *   Emporiki Bank of Greece S.A.                                                                 94,952           2,709,367
           Hellenic Petroleum S.A.                                                                     257,480           3,584,916
       *   Hellenic Telecommunication Organization Co. S.A.                                            420,489           8,966,583
           Piraeus Bank S.A.                                                                             4,600              91,352
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     18,871,744
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Emporiki Bank of Greece Rights 12/15/05                                                      94,952             247,405
                                                                                                                 -----------------
TOTAL -- GREECE                                                                                                         19,119,149
                                                                                                                 -----------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
           Banco BPI SA                                                                                635,057           2,770,209
       #   Banco Comercial Portugues SA                                                              3,187,633           7,919,832
       #   Banco Espirito Santo SA                                                                     192,268           3,024,184
           Cimpor Cimentos de Portugal SA                                                              310,009           1,661,552
           Portucel-Empresa Produtora de Pasta de Papel SA                                           1,442,478           2,929,377
                                                                                                                 -----------------
TOTAL -- PORTUGAL                                                                                                       18,305,154
                                                                                                                 -----------------
CANADA -- (0.4%)
COMMON STOCKS -- (0.4%)
       *   AGF Management, Ltd. Class B Non-Voting                                                       9,700             182,917
           Alcan, Inc.                                                                                  49,500           1,898,706
       *   Atco, Ltd. Class 1 Non-Voting                                                                 6,700             233,163
           Canadian Pacific Railway, Ltd.                                                               43,500           1,873,634
       *   CGI Group, Inc. Class A Subordinate Voting                                                   77,100             560,415
           Dofasco, Inc.                                                                                12,000             661,587
       *   EL Financial Corp., Ltd.                                                                        600             247,375
       *   Empire Co., Ltd. Class A Non-Voting                                                           4,000             125,145
     # *   Fairfax Financial Holdings, Inc. Subordinate Voting                                           2,700             407,320
       *   Fairmont Hotels & Resorts, Inc.                                                              11,300             436,638
           Gerdau Ameristeel Corp.                                                                      14,800              81,824
       *   Intrawest Corp.                                                                               7,600             211,717
           Magna International, Inc. Class A                                                            30,000           2,057,172
       *   MDS, Inc.                                                                                    22,000             346,976
           Mi Developments, Inc.                                                                         7,400             251,498
       #   Sears Canada, Inc.                                                                            8,400             244,804
           Sherritt International Corp.                                                                 24,000             197,900
       *   Sobeys, Inc.                                                                                  3,600             121,887
       #   Sun Life Financial, Inc.                                                                    143,200           5,689,213
           Transalta Corp.                                                                              54,700           1,151,061

       *   West Fraser Timber Co., Ltd.                                                                  3,700             130,823
                                                                                                                 -----------------
TOTAL -- CANADA                                                                                                         17,111,775
                                                                                                                 -----------------
AUSTRIA -- (0.4%)
COMMON STOCKS -- (0.4%)
           Bank Austria Creditanstalt AG                                                                74,037           8,189,571
           Boehler-Uddeholm AG                                                                           6,402           1,041,644
           Voestalpine AG                                                                               74,323           7,049,598
           Wienerberger AG                                                                              21,081             806,531
                                                                                                                 -----------------
TOTAL -- AUSTRIA                                                                                                        17,087,344
                                                                                                                 -----------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
           Air New Zealand, Ltd.                                                                       144,958             122,294
           Auckland International Airport, Ltd.                                                        399,312             508,654
           Fletcher Building, Ltd.                                                                     713,055           3,629,126
                                                                                                                 -----------------
TOTAL -- NEW ZEALAND                                                                                                     4,260,074
                                                                                                                 -----------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
           Vodafone Group P.L.C. ADR                                                                    75,000           1,616,250
                                                                                                                 -----------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
       *   Rekapacific Berhad                                                                          691,000                   0
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             -----------------
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
       ^   Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by
             $44,376,150 U.S. STRIPS 02/15/09, valued at $38,629,239) to be repurchased
             at $37,871,803                                                                  $          37,868          37,867,648
       ^   Repurchase Agreement, Deutsche Bank Securities 3.97%,12/01/05 (Collateralized
             by $101,645,000 U.S. Treasury Notes, 4.0%, maturities ranging from 06/15/09
             to 03/15/10, valued at $102,000,971) to be repurchased at $100,011,028                    100,000         100,000,000
       ^   Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by
             $81,861,287 U.S. STRIPS, maturities ranging from 08/15/12 to 02/15/22,
             valued at $45,900,000) to be repurchased at $45,004,963                                    45,000          45,000,000
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
             (Collateralized by $22,309,000 FHLMC Notes 4.00%, 09/22/09, valued at
             $21,762,820) to be repurchased at $21,541,321                                              21,539          21,539,000
                                                                                                                 -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                       204,406,648
                                                                                                                 -----------------
TOTAL INVESTMENTS - (100.0%)
(Cost $3,590,355,446)                                                                                            $   4,552,146,842
                                                                                                                 =================

                   See accompanying Notes to Financial Statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Shareholders of DFA Investment Dimensions Group Inc.

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Core Equity Portfolio, Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Funds") as of November 30, 2005, and for the year then ended and have issued our unqualified report thereon dated January 23, 2006 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Series' investment portfolios (the "Portfolios") as of November 30, 2005 appearing in
Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds' management. Our responsibility is to express an opinion on these Portfolios based on our audit. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.


PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Shareholders of The DFA Investment Trust Company

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series (formerly the Pacific Rim Small Company Series), The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (constituting series within The DFA Investment Trust Company, hereafter referred to as the "Series") as of November 30, 2005, and for the year then ended and have issued our unqualified report thereon dated January 23, 2006 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Series' investment portfolios (the "Portfolios") as of November 30, 2005 appearing in
Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series' management. Our responsibility is to express an opinion on these Portfolios based on our audit. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.


PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholders of Dimensional Emerging Markets Value Fund Inc.

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Dimensional Emerging Markets Value Fund Inc. (the "Fund") as of November 30, 2005, and for the year then ended and have issued our unqualified report thereon dated January 23, 2006 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the "Portfolio") as of November 30, 2005 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.


PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2006

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.   CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

   (a)(1)  Code of Ethics is filed herewith.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3)  This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.


By:    /s/ David G. Booth
       ------------------------------------
       David G. Booth
       Chairman, Director, President,
       Chief Executive Officer and Chief Investment Officer

Date:  February 3, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ David G. Booth
       ------------------------------------
       David G. Booth
       Principal Executive Officer
       DFA Investment Dimensions Group Inc.

Date:  February 3, 2006


By:    /s/ Michael T. Scardina
       ------------------------------------
       Michael T. Scardina
       Principal Financial Officer
       DFA Investment Dimensions Group Inc.

Date:  February 3, 2006